UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments.

John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsFloating Rate Income Fund

As of 11-30-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Term loans (M) 86.2%					$2,327,225,270
(Cost $2,576,958,486)
Consumer discretionary 27.8%					749,000,183
Auto components 0.4%
CS Intermediate Holdco 2 LLC	4.000		04-04-21	9,406,473	9,277,126
INA Beteiligungsgesellschaft mbH	4.250		05-15-20	2,638,749	2,643,697
Automobiles 0.5%
FCA US LLC	3.500		05-24-17	5,276,764	5,260,274
FCA US LLC	3.250		12-31-18	7,771,451	7,720,937
Commercial services and supplies 0.0%
USAGM HoldCo LLC	4.750		07-28-22	1,030,000	988,800
Diversified consumer services 3.2%
Ascent Capital Group, Inc.	4.250		03-23-18	6,251,315	6,177,080
Ascent Capital Group, Inc.	4.500		04-02-22	11,638,251	11,318,199
BakerCorp International, Inc.	4.250		02-14-20	19,371,951	17,434,756
Laureate Education, Inc.	5.000		06-15-18	29,677,157	25,411,066
The ServiceMaster Company LLC	4.250		07-01-21	26,002,986	25,827,465
Hotels, restaurants and leisure 9.3%
Aristocrat International Pty, Ltd.	4.750		10-20-21	22,249,769	22,166,333
Boyd Gaming Corp.	4.000		08-14-20	4,273,069	4,247,029
Caesars Entertainment Resort Properties LLC	7.000		10-11-20	17,724,300	16,575,907
Caesars Growth Properties Holdings LLC	6.250		05-08-21	6,301,997	5,566,762
CCM Merger, Inc.	4.500		08-08-21	12,737,223	12,665,576
CityCenter Holdings LLC	4.250		10-16-20	11,028,878	10,953,055
Equinox Holdings, Inc.	5.000		01-31-20	19,009,528	19,001,601
Equinox Holdings, Inc.	9.750		07-31-20	8,520,000	8,598,103
Fitness International LLC	5.500		07-01-20	18,792,125	17,805,538
Four Seasons Holdings, Inc.	3.500		06-27-20	7,549,042	7,451,531
Hilton Worldwide Finance LLC	3.500		10-26-20	15,203,237	15,129,335
La Quinta Intermediate Holdings LLC	3.750		04-14-21	10,053,048	9,880,267
Landry's, Inc.	4.000		04-24-18	16,074,451	16,049,343
Life Time Fitness, Inc.	4.250		06-10-22	8,718,150	8,554,685
MGM Resorts International	3.500		12-20-19	14,623,723	14,528,669
Mohegan Tribal Gaming Authority	5.500		06-15-18	19,767,813	19,405,409
New Red Finance, Inc.	3.750		12-12-21	15,465,493	15,399,208
Norwegian Cruise Line Holdings, Ltd.	4.000		11-19-21	5,428,975	5,404,094
QCE LLC, PIK	15.000		07-01-19	7,434,847	855,007
Station Casinos LLC	4.250		03-02-20	8,838,186	8,757,166
World Endurance Holdings	5.250		06-26-21	11,030,994	10,948,261
Household durables 0.2%
Libbey Glass, Inc.	3.750		04-09-21	4,000,672	3,953,996
Household products 0.4%
KIK Custom Products, Inc.	6.000		08-26-22	10,088,500	9,971,857
Internet and catalog retail 0.3%
Spencer Gifts LLC	5.250		06-29-22	6,994,850	6,868,068
Media 6.8%
Acosta, Inc.	4.250		09-26-21	8,038,906	7,697,252
Altice Financing SA	5.250		02-04-22	6,044,850	6,007,070
Altice Financing SA	5.500		07-02-19	7,103,848	7,078,985
CCO Safari III LLC	3.500		01-24-23	11,040,000	10,972,722
Checkout Holding Corp.	4.500		04-09-21	8,877,625	7,501,593

2SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Crossmark Holdings, Inc.	4.500		12-20-19	9,023,680	$6,677,523
CSC Holdings LLC	2.732		04-17-20	9,224,302	9,178,180
MediArena Acquisition BV	6.750		08-13-21	12,919,500	12,079,732
MediArena Acquisition BV	10.000		08-13-22	2,550,000	2,065,500
NEP Broadcasting LLC	4.250		01-22-20	24,160,552	22,590,116
Neptune Finco Corp.	5.000		10-09-22	27,440,000	27,371,400
Numericable US LLC	4.500		05-21-20	19,985,178	19,560,493
RentPath, Inc.	6.250		12-17-21	7,940,000	6,907,800
TWCC Holding Corp.	5.750		02-11-20	4,030,881	4,025,843
Univision Communications, Inc.	4.000		03-01-20	28,521,851	28,116,816
UPC Financing Partnership	3.250		06-30-21	6,841,186	6,742,844
Multiline retail 0.9%
Dollar Tree, Inc.	3.500		07-06-22	10,943,724	10,893,569
Dollar Tree, Inc.	4.250		07-06-22	6,730,000	6,681,631
Neiman Marcus Group, Ltd. LLC	4.250		10-25-20	6,458,328	6,036,115
Specialty retail 5.6%
Academy, Ltd.	5.000		07-01-22	22,521,682	21,376,838
Allflex Holdings III, Inc.	4.250		07-17-20	7,070,346	6,961,343
Allflex Holdings III, Inc.	8.000		07-19-21	14,480,000	14,202,462
Bass Pro Group LLC	4.000		06-05-20	7,979,420	7,460,757
CWGS Group LLC	5.250		02-20-20	31,342,412	31,009,398
J Crew Group, Inc.	4.000		03-05-21	24,522,775	15,380,390
Michaels Stores, Inc.	3.750		01-28-20	10,839,478	10,720,243
Michaels Stores, Inc.	4.000		01-28-20	2,751,175	2,729,394
Petco Animal Supplies, Inc.	4.000		11-24-17	8,901,053	8,872,445
PetSmart, Inc.	4.250		03-11-22	18,218,450	17,892,795
Staples, Inc. (T)	TBD		04-07-21	9,190,000	9,064,915
TOMS Shoes LLC	6.500		10-28-20	9,313,200	6,674,463
Textiles, apparel and luxury goods 0.2%
Kate Spade & Company	4.000		04-10-21	5,867,725	5,673,356
Consumer staples 5.7%					152,583,154
Food and staples retailing 2.6%
AdvancePierre Foods, Inc.	5.750		07-10-17	2,091,013	2,086,831
AdvancePierre Foods, Inc.	9.500		10-10-17	17,916,000	17,692,050
Aramark Services, Inc.	1.847		07-26-16	117,779	116,601
Aramark Services, Inc.	1.850		07-26-16	31,704	31,387
Aramark Services, Inc.	3.250		02-24-21	8,521,965	8,465,149
CSM Bakery Solutions LLC	5.000		07-03-20	17,276,661	16,978,639
CSM Bakery Solutions LLC	8.750		07-03-21	17,920,000	16,889,600
Hearthside Group Holdings LLC	4.500		06-02-21	7,601,250	7,534,549
Food products 2.2%
Candy Intermediate Holdings, Inc.	7.500		06-18-18	23,167,256	23,109,337
Dole Food Company, Inc.	4.500		11-01-18	9,827,211	9,786,261
Shearer's Foods LLC	4.500		06-30-21	5,850,900	5,763,137
Shearer's Foods LLC	7.750		06-30-22	6,860,000	6,517,000
The Brickman Group, Ltd. LLC	4.000		12-18-20	14,002,440	13,627,091
Household products 0.9%
Anchor Hocking LLC	10.000		06-04-18	3,506,931	3,445,559
Jarden Corp.	2.982		07-30-22	2,470,000	2,465,369
The Sun Products Corp.	5.500		03-23-20	19,042,585	18,074,594

SEE NOTES TO FUND'S INVESTMENTS 3

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy 8.5%					$230,058,517
Energy equipment and services 2.6%
Expro Finservices SARL	5.750		09-02-21	23,984,400	18,063,251
Hercules Offshore, Inc.	10.500		05-06-20	12,828,619	10,711,897
KCA DEUTAG Alpha, Ltd.	6.250		05-15-20	22,287,000	17,160,990
Key Energy Services, Inc.	10.250		06-01-20	5,137,125	4,572,041
Pacific Drilling SA	4.500		06-03-18	25,673,786	14,334,522
Paragon Offshore Finance Company	3.750		07-18-21	15,960,780	5,426,665
Independent power and renewable electricity producers 0.2%
Terra-Gen Finance Company LLC	5.250		12-09-21	6,153,573	5,876,662
Oil, gas and consumable fuels 5.7%
Bowie Resource Holdings LLC	6.750		08-14-20	10,812,046	10,501,200
EP Energy LLC	3.500		05-24-18	11,666,667	10,500,000
Foresight Energy LLC	5.500		08-19-20	4,898,350	4,261,565
FTS International, Inc.	5.750		04-16-21	6,137,273	1,772,138
HFOTCO LLC	4.250		08-19-21	16,800,300	15,792,282
Magnum Hunter Resources Corp.	4.200		12-31-15	290,000	188,500
Magnum Hunter Resources Corp.	9.750		10-22-19	9,755,460	6,341,049
MEG Energy Corp.	3.750		03-31-20	11,300,000	10,571,557
Murray Energy Corp.	7.000		04-16-17	10,662,450	8,316,711
Murray Energy Corp.	7.500		04-16-20	42,440,585	28,488,243
Oxbow Carbon & Minerals LLC	8.000		01-17-20	7,510,000	6,571,250
Panda Temple Power II LLC	7.250		04-03-19	6,500,970	5,753,359
Panda Temple Power LLC	7.250		03-04-22	17,492,100	15,742,890
Quicksilver Resources, Inc. (H)	7.000		06-21-19	25,047,929	6,261,982
Samson Investment Company (H)	5.000		09-25-18	23,550,000	1,000,875
Southcross Energy Partners LP	5.250		08-04-21	2,662,117	2,229,523
TPF II Power LLC	5.500		10-02-21	13,774,540	13,622,441
Westmoreland Coal Company	7.500		12-16-20	9,155,609	5,996,924
Financials 5.2%					140,815,841
Banks 0.6%
Flying Fortress, Inc.	3.500		04-30-20	17,309,166	17,244,257
Capital markets 1.7%
BATS Global Markets Holdings, Inc.	5.750		01-31-20	2,084,060	2,086,665
CEC Entertainment, Inc.	4.250		02-14-21	16,720,497	15,779,969
Gimv NV	4.250		05-08-20	8,119,959	6,739,566
Infinity Acquisition LLC	4.000		08-06-21	7,430,292	7,170,232
Party City Holdings, Inc.	4.250		08-19-22	13,676,483	13,368,762
Diversified financial services 1.3%
Delos Finance SARL	3.500		03-06-21	11,770,000	11,711,150
McGraw-Hill Global Education Holdings LLC	4.750		03-22-19	9,556,941	9,544,995
PGX Holdings, Inc. (S)	5.750		09-29-20	2,207,448	2,185,374
TransUnion LLC	3.500		04-09-21	13,561,560	13,256,425
Real estate investment trusts 0.7%
Lineage Logistics LLC	4.500		04-07-21	19,682,144	18,009,161
Real estate management and development 0.9%
Realogy Group LLC	2.223		10-10-16	1,008,089	992,968
Realogy Group LLC	3.750		03-05-20	22,804,696	22,726,317
Health care 10.2%					276,621,197
Health care equipment and supplies 3.0%
Air Medical Group Holdings, Inc.	4.500		04-28-22	17,017,350	16,627,363

4SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies (continued)
ConvaTec, Inc.	4.250		06-15-20	10,258,951	$10,169,185
Curo Health Services Holdings, Inc.	6.500		02-07-22	15,591,650	15,526,680
DJO Finance LLC	4.250		06-08-20	10,144,575	9,857,149
Greatbatch Inc	5.250		10-27-22	13,350,000	13,262,397
Hill-rom Holdings Inc	3.500		09-08-22	4,416,750	4,405,708
Sterigenics-Nordion Holdings LLC	4.250		05-15-22	10,730,000	10,569,050
Health care providers and services 4.0%
Acadia Healthcare Company, Inc.	4.250		02-11-22	7,136,075	7,161,051
Catalent Pharma Solutions, Inc.	4.250		05-20-21	6,171,692	6,096,089
DaVita HealthCare Partners, Inc.	3.500		06-24-21	7,297,947	7,261,457
Envision Healthcare Corp.	4.250		05-25-18	14,863,177	14,807,440
Lantheus Medical Imaging, Inc.	7.000		06-30-22	17,466,225	15,719,603
MPH Acquisition Holdings LLC	3.750		03-31-21	13,643,099	13,264,503
Radnet Management, Inc.	4.284		10-10-18	15,334,646	15,210,052
Radnet Management, Inc.	8.000		03-25-21	20,030,000	19,228,800
Team Health Holdings, Inc. (T)	TBD		11-06-22	9,110,000	9,087,225
Pharmaceuticals 3.2%
Akorn, Inc.	6.000		04-16-21	15,537,417	14,838,234
DPx Holdings BV	4.250		03-11-21	26,026,019	25,349,342
Endo Luxembourg Finance I Company SARL	3.750		09-26-22	7,007,500	6,870,272
Pharmaceutical Product Development LLC	4.250		08-18-22	14,311,756	13,922,662
Valeant Pharmaceuticals International, Inc.	4.000		04-01-22	29,049,188	27,386,935
Industrials 12.0%					322,663,000
Aerospace and defense 1.1%
B/E Aerospace, Inc.	4.000		12-16-21	5,554,545	5,547,602
WP CPP Holdings LLC	4.500		12-28-19	19,304,801	18,790,000
WP CPP Holdings LLC	8.750		04-30-21	5,481,525	5,152,634
Air freight and logistics 1.3%
Syncreon Group BV	5.250		10-28-20	26,238,486	21,078,242
XPO Logistics, Inc.	5.500		11-01-21	15,340,000	15,269,697
Airlines 1.9%
American Airlines, Inc.	3.250		06-26-20	20,625,366	20,380,440
Delta Air Lines, Inc.	3.250		08-24-22	6,030,000	6,021,208
United Airlines, Inc.	3.250		04-01-19	6,162,147	6,112,080
US Airways, Inc.	3.500		05-23-19	17,699,739	17,550,406
Building products 0.8%
GYP Holdings III Corp.	4.750		04-01-21	13,538,710	13,098,702
PGT, Inc.	5.250		09-22-21	8,078,400	8,051,475
Commercial services and supplies 1.6%
Access CIG LLC	6.000		10-18-21	8,192,223	8,151,262
Nord Anglia Education Finance LLC	5.000		03-31-21	13,734,100	13,493,753
SRS Distribution, Inc.	5.250		08-25-22	6,615,795	6,566,176
Waste Industries USA, Inc.	4.250		02-27-20	14,925,000	14,906,344
Electrical equipment 0.6%
Generac Power Systems, Inc.	3.500		05-31-20	14,468,658	14,179,285
Southwire Company	3.000		02-10-21	3,058,956	2,990,129
Industrial conglomerates 0.2%
LS Deco LLC	5.500		05-21-22	5,223,750	5,197,631

SEE NOTES TO FUND'S INVESTMENTS 5

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Machinery 2.8%
CPM Holdings, Inc.	6.000		04-11-22	2,092,875	$2,082,411
Gardner Denver, Inc.	4.250		07-30-20	13,659,489	12,457,454
Gates Global LLC	4.250		07-05-21	16,135,932	14,885,397
Intelligrated, Inc.	4.503		07-30-18	11,614,381	11,338,539
Mirror BidCo Corp.	4.250		12-28-19	14,199,299	14,057,306
Phibro Animal Health Corp.	4.000		04-16-21	16,332,914	16,057,297
Xerium Technologies, Inc.	6.250		05-17-19	4,366,611	4,355,695
Marine 0.5%
American Commercial Lines LLC	9.750		11-06-20	15,230,000	14,620,800
Road and rail 0.6%
The Hertz Corp.	3.000		03-11-18	15,231,550	15,009,428
Trading companies and distributors 0.4%
American Builders & Contractors Supply Company, Inc.	3.500		04-16-20	10,164,682	10,088,447
Transportation infrastructure 0.2%
Atlantic Aviation FBO, Inc.	3.250		06-01-20	5,223,214	5,173,160
Information technology 4.6%					123,347,543
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp.	4.750		10-27-21	2,828,451	2,835,081
Internet software and services 0.3%
Match Group, Inc.	5.500		11-06-22	7,160,000	7,097,350
IT services 1.1%
First Data Corp.	3.712		03-24-18	19,291,450	19,098,536
First Data Corp.	3.712		09-24-18	8,500,000	8,410,750
First Data Corp.	4.212		03-24-21	2,840,000	2,828,336
Software 1.9%
Activision Blizzard, Inc.	3.250		10-12-20	6,736,200	6,737,210
Kronos, Inc.	4.500		10-30-19	15,018,548	14,915,296
Kronos, Inc.	9.750		04-30-20	18,117,439	18,287,290
Sophia LP	4.750		09-30-22	11,350,000	11,234,139
Technology hardware, storage and peripherals 1.2%
CompuCom Systems, Inc.	4.250		05-11-20	34,292,319	23,661,700
Eastman Kodak Company	7.250		09-03-19	8,942,335	8,241,855
Materials 4.3%					117,112,435
Containers and packaging 2.9%
Berry Plastics Corp.	4.000		10-01-22	14,150,000	14,056,256
BWAY Holding Company	5.500		08-14-20	19,829,811	19,241,124
Consolidated Container Company LLC	5.000		07-03-19	8,746,583	8,101,522
Consolidated Container Company LLC	7.750		01-03-20	7,400,000	6,290,000
Hilex Poly Company LLC	6.000		12-05-21	12,763,550	12,721,009
Hilex Poly Company LLC	9.750		05-22-22	10,190,000	10,024,413
Printpack Holdings, Inc.	6.000		05-28-20	7,514,875	7,496,088
Metals and mining 0.5%
Atlas Iron, Ltd.	8.750		12-10-17	19,215,427	4,803,857
Essar Steel Algoma, Inc. (H)	7.500		08-09-19	7,974,450	1,873,996
Fairmount Santrol, Ltd.	4.500		09-05-19	2,173,579	1,173,733
FMG Resources August 2006 Pty, Ltd.	4.250		06-30-19	8,974,989	7,317,820
Paper and forest products 0.9%
Coveris Holdings SA	4.500		05-08-19	5,469,516	5,414,821

6SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products (continued)
NewPage Corp.	9.500		02-11-21	32,389,320	$11,660,155
Wausau Paper Corp.	6.500		07-30-20	6,955,029	6,937,641
Telecommunication services 3.5%					95,644,622
Diversified telecommunication services 2.6%
Communications Sales & Leasing, Inc.	5.000		10-24-22	11,837,825	11,027,680
Intelsat Jackson Holdings SA	3.750		06-30-19	15,814,117	14,766,432
Level 3 Financing, Inc.	3.500		05-31-22	4,910,000	4,864,583
Level 3 Financing, Inc.	4.000		01-15-20	8,050,000	8,035,913
T-Mobile USA, Inc.	3.500		10-30-22	7,800,000	7,806,911
Telesat Canada	3.500		03-28-19	12,175,033	12,053,283
Virgin Media Investment Holdings, Ltd.	3.500		06-30-23	11,237,160	11,059,826
Wireless telecommunication services 0.9%
Ziggo BV	3.500		01-15-22	26,658,357	26,029,994
Utilities 4.4%					119,378,778
Electric utilities 2.8%
Chief Power Finance LLC	5.750		12-31-20	16,366,325	15,936,709
Energy Future Intermediate Holding Company LLC	4.250		06-19-16	12,381,750	12,327,580
ExGen Texas Power LLC	5.750		09-16-21	17,508,186	13,306,221
Green Energy Partners	6.500		11-13-21	6,405,000	6,180,825
La Frontera Generation LLC	4.500		09-30-20	9,042,376	8,590,257
Moxie Patriot LLC	6.750		12-19-20	9,090,000	8,544,600
Texas Competitive Electric Holdings Company LLC (H)	4.662		10-10-17	32,644,306	11,048,074
Independent power and renewable electricity producers 1.6%
Atlantic Power LP	4.750		02-24-21	6,517,808	6,513,734
EFS Cogen Holdings I LLC	3.750		12-17-20	5,463,965	5,416,156
Empire Generating Company LLC	5.250		03-12-21	18,807,019	15,045,616
STS Operating, Inc.	4.753		02-12-21	7,801,200	7,508,655
Windsor Financing LLC	6.250		12-05-17	9,050,860	8,960,351
Corporate bonds 9.2%					$248,080,192
(Cost $284,138,171)
Consumer discretionary 1.0%					26,522,100
Hotels, restaurants and leisure 0.4%
New Red Finance, Inc. (S)	4.625		01-15-22	10,097,000	10,197,970
Media 0.6%
CCO Safari II LLC (S)	3.579		07-23-20	8,990,000	9,036,505
Neptune Finco Corp. (S)	6.625		10-15-25	5,790,000	6,007,125
Numericable-SFR SAS (S)	6.250		05-15-24	1,300,000	1,280,500
Consumer staples 0.5%					14,351,975
Food and staples retailing 0.0%
Beverages & More, Inc. (S)	10.000		11-15-18	730,000	697,150
Tobacco 0.5%
Alliance One International, Inc.	9.875		07-15-21	16,910,000	13,654,825
Energy 1.8%					49,914,529
Energy equipment and services 0.5%
Teine Energy, Ltd. (S)	6.875		09-30-22	16,140,000	14,526,000
Oil, gas and consumable fuels 1.3%
Comstock Resources, Inc. (S)	10.000		03-15-20	10,430,000	6,101,550

SEE NOTES TO FUND'S INVESTMENTS 7

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Crestwood Midstream Partners LP	6.000		12-15-20	1,884,000	$1,634,370
Crestwood Midstream Partners LP	6.125		03-01-22	1,580,000	1,350,900
FTS International, Inc. (P)(S)	7.837		06-15-20	5,620,000	4,172,771
Halcon Resources Corp. (S)	8.625		02-01-20	5,490,000	4,323,375
Magnum Hunter Resources Corp. (H)	9.750		05-15-20	3,400,000	1,334,500
QEP Resources, Inc.	6.875		03-01-21	1,240,000	1,184,200
Samson Investment Company (H)	9.750		02-15-20	1,570,000	3,925
Sanchez Energy Corp. (L)	6.125		01-15-23	16,089,000	11,061,188
Sanchez Energy Corp. (L)	7.750		06-15-21	2,590,000	1,968,400
WPX Energy, Inc. (L)	8.250		08-01-23	2,410,000	2,253,350
Financials 1.7%					47,104,620
Consumer finance 0.6%
Navient Corp.	5.000		10-26-20	3,970,000	3,573,000
Navient Corp.	6.125		03-25-24	3,280,000	2,829,000
Navient Corp.	8.000		03-25-20	10,028,000	10,178,420
Diversified financial services 0.3%
Globe Luxembourg SCA (S)	9.625		05-01-18	11,740,000	9,744,200
Real estate management and development 0.4%
CTR Partnership LP	5.875		06-01-21	2,100,000	2,126,250
The Howard Hughes Corp. (S)	6.875		10-01-21	8,680,000	8,875,300
Thrifts and mortgage finance 0.4%
Quicken Loans, Inc. (S)	5.750		05-01-25	10,120,000	9,778,450
Health care 1.6%					42,240,257
Health care equipment and supplies 0.6%
DJO Finance LLC (S)	10.750		04-15-20	2,661,000	2,488,035
DJO Finco, Inc. (S)	8.125		06-15-21	5,300,000	4,770,000
Universal Hospital Services, Inc.	7.625		08-15-20	8,209,000	7,675,415
Health care providers and services 1.0%
Fresenius Medical Care US Finance II, Inc. (S)	4.750		10-15-24	3,120,000	3,116,100
Fresenius Medical Care US Finance, Inc. (S)	5.750		02-15-21	1,080,000	1,166,400
HCA, Inc.	5.250		04-15-25	2,730,000	2,760,713
HCA, Inc.	5.375		02-01-25	6,110,000	6,029,806
HCA, Inc.	5.875		03-15-22	2,800,000	2,999,500
HCA, Inc.	5.875		02-15-26	750,000	760,313
Tenet Healthcare Corp. (P)(S)	3.837		06-15-20	10,620,000	10,473,975
Industrials 1.0%					25,656,088
Marine 0.3%
Navios Maritime Acquisition Corp. (S)	8.125		11-15-21	9,550,000	8,929,250
Trading companies and distributors 0.4%
United Rentals North America, Inc.	4.625		07-15-23	9,850,000	9,788,438
Transportation infrastructure 0.3%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	7,080,000	6,938,400
Information technology 0.2%					4,367,944
IT services 0.2%
First Data Corp. (S)	6.750		11-01-20	4,155,000	4,367,944

8SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials 0.3%					$7,847,400
Metals and mining 0.3%
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22	7,880,000	7,604,200
Midwest Vanadium Pty, Ltd. (H)(S)	11.500		02-15-18	6,080,000	243,200
Mirabela Nickel Ltd.	1.000		09-10-44	12,018	0
Telecommunication services 1.0%					26,555,659
Diversified telecommunication services 0.3%
Communications Sales & Leasing, Inc. (S)	6.000		04-15-23	5,630,000	5,320,350
Telecom Italia SpA (S)	5.303		05-30-24	2,986,000	3,037,509
Wireless telecommunication services 0.7%
Sprint Capital Corp.	8.750		03-15-32	100,000	77,250
Sprint Corp.	7.875		09-15-23	22,510,000	18,120,550
Utilities 0.1%					3,519,620
Electric utilities 0.0%
Miran Mid-Atlantic Series C Pass Through Trust	10.060		12-30-28	1,471,185	1,515,320
Independent power and renewable electricity producers 0.1%
NRG REMA LLC	9.681		07-02-26	1,965,000	2,004,300
Convertible bonds 0.1%					$1,785,236
(Cost $3,570,472)
Materials 0.1%					1,785,236
Metals and mining 0.1%
Mirabela Nickel, Ltd., PIK (S)	9.500		06-24-19	3,570,472	1,785,236
Collateralized mortgage obligations 0.4%					$11,675,804
(Cost $11,195,316)
Commercial and residential 0.4%					11,675,804
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-LC21, Class E	3.250		07-10-48	6,800,000	4,262,623
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class E	4.273		08-15-48	5,267,000	3,692,588
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class E	3.000		05-15-48	6,073,000	3,720,593
				Shares	Value
Common stocks 0.3%					$7,413,739
(Cost $20,796,614)
Consumer discretionary 0.3%					6,490,105
Hotels, restaurants and leisure 0.1%
QCE LLC (I)				21,586	22
Tropicana Entertainment, Inc. (I)				72,338	1,247,831
Household durables 0.2%
Everyware Global, Inc. (I)				697,108	5,242,252
Energy 0.0%					731,858
Energy equipment and services 0.0%
Hercules Offshore, Inc. (I)				196,736	731,858
Materials 0.0%					191,776
Metals and mining 0.0%
Mirabela Nickel, Ltd. (I)				3,194,905	191,776

SEE NOTES TO FUND'S INVESTMENTS 9

Floating Rate Income Fund

		Shares	Value
Preferred securities 0.7%			$19,020,425
(Cost $19,205,940)
Financials 0.7%			19,020,425
Diversified financial services 0.7%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)		745,899	19,020,425
	Yield (%)	Shares	Value
Securities lending collateral 0.4%			$10,554,066
(Cost $10,553,750)
John Hancock Collateral Trust (W)	0.1456(Y)	1,054,837	10,554,066
Short-term investments 2.4%			$63,885,838
(Cost $63,885,838)
Money market funds 1.8%			47,765,159
State Street Institutional Liquid Reserves Fund	0.1503(Y)	47,765,159	47,765,159
		Par value	Value
Repurchase agreement 0.6%			$16,120,679
Repurchase Agreement with State Street Corp. dated 11-30-15 at 0.000% to be repurchased at $16,120,679 on 12-1-15, collateralized by $16,905,000 Federal National Mortgage Association, 2.080% due 11-2-22 (valued at $16,419,827, including interest)		$16,120,679	16,120,679
Total investments (Cost $2,990,304,587)† 99.7%			$2,689,640,570
Other assets and liabilities, net 0.3%			$9,082,144
Total net assets 100.0%			$2,698,722,714

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $9,988,433.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $2,993,591,549. Net unrealized depreciation aggregated $303,950,979, of which $6,160,991 related to appreciated investment securities and $310,111,970 related to depreciated investment securities.

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$2,327,225,270	—	$2,327,225,270	—
Corporate bonds	248,080,192	—	248,080,192	—
Convertible bonds	1,785,236	—	1,785,236	—
Collateralized mortgage obligations	11,675,804	—	11,675,804	—
Common stocks	7,413,739	$1,979,689	—	$5,434,050
Preferred securities	19,020,425	19,020,425	—	—
Securities lending collateral	10,554,066	10,554,066	—	—
Short-term investments	63,885,838	47,765,159	16,120,679	—
Total investments in securities	$2,689,640,570	$79,319,339	$2,604,887,181	$5,434,050

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally

11

are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	328Q1	11/15
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.		1/16

John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsAlternative Asset Allocation Fund

As of 11-30-15 (unaudited)
			Shares	Value
Affiliated investment companies (G) 82.5%				$862,405,084
(Cost $888,389,428)
Fixed income 28.4%				296,635,169
	Global Income, Class NAV (Stone Harbor)		4,365,779	39,073,725
	Real Return Bond, Class NAV (PIMCO)		2,139,175	23,081,700
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		11,989,203	114,376,993
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		11,161,966	120,102,751
Alternative and specialty 54.1%				565,769,915
	Absolute Return Currency, Class NAV (First Quadrant)		10,515,840	90,751,702
	Enduring Assets, Class NAV (Wellington)		4,446,262	45,840,956
	Global Absolute Return Strategies, Class NAV (Standard Life)		11,849,312	133,067,769
	Global Real Estate, Class NAV (Standard Life) (I)		1,708,249	18,022,024
	Natural Resources, Class NAV (Jennison)		796,285	8,360,995
	Redwood, Class NAV (Boston Partners)		11,234,208	123,014,577
	Seaport, Class NAV (Wellington) (I)		8,305,645	91,943,492
	Technical Opportunities, Class NAV (Wellington)		3,848,798	54,768,400
Other investment companies 15.1%				$158,206,526
(Cost $167,151,190)
Equity 9.2%				96,278,323
	The Arbitrage Fund, Class I		3,978,179	52,034,588
	Touchstone Merger Arbitrage Fund, Class I (V)		4,100,439	44,243,735
Exchange-traded funds 5.9%				61,928,203
	Energy Select Sector SPDR Fund		113,492	7,719,726
	Financial Select Sector SPDR Fund		112,449	2,761,747
	iShares U.S. Oil & Gas Exploration & Production ETF		81,191	5,083,369
	Market Vectors Gold Miners ETF		222,174	3,057,114
	PowerShares DB Commodity Index Tracking Fund (I)		896,441	12,720,498
	PowerShares DB Energy Fund (I)		797,701	10,027,102
	PowerShares DB Gold Fund (I)		293,315	10,227,894
	Vanguard Information Technology ETF		25,077	2,802,856
	Vanguard REIT ETF		57,959	4,601,365
	WisdomTree Japan Hedged Equity Fund		53,200	2,926,532
	Yield (%	)	Shares	Value
Short-term investments 2.4%
(Cost $24,593,813)
Money market funds 2.4%				$24,593,813
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	24,593,813	24,593,813
Total investments (Cost $1,080,134,431)† 100.0%				$1,045,205,423
Other assets and liabilities, net 0.0%				$419,733
Total net assets 100.0%				$1,045,625,156

2SEE NOTES TO FUND'S INVESTMENTS

Alternative Asset Allocation Fund

Percentages are based upon net assets
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to Fund's investments.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,082,506,324. Net unrealized depreciation aggregated $37,300,901, of which $11,510,909 related to appreciated investment securities and $48,811,810 related to depreciated investment securities.

INVESTMENT COMPANIES

Affiliated Underlying Funds' Investment Managers
Boston Partners	(Boston Partners)
Deutsche Investment Management Americas Inc.	(Deutsche)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 1 under the hierarchy described above, except for forward foreign currency contracts, which are categorized as Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2015, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at November 30, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Singapore Index Futures	98	Short	Dec 2015	($2,247,354)	($2,214,909)	$32,445
S&P 500 Index E-Mini Futures	44	Short	Dec 2015	(4,290,457)	(4,575,560)	(285,103)
						($252,658)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

4

During the period ended November 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exposure. The following table summarizes the contracts held at November 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	2,571,583	USD	2,900,000	Standard Chartered Bank	12/16/2015	—	($182,004)	($182,004)
JPY	360,330,000	USD	3,000,000	Standard Chartered Bank	12/16/2015	—	(71,741)	(71,741)
USD	8,218,113	EUR	7,367,796	Deutsche Bank AG London	12/16/2015	$430,832	—	430,832
USD	8,309,047	JPY	995,747,880	Standard Chartered Bank	12/16/2015	217,000	—	217,000
						$647,832	($253,745)	$394,087

Currency abbreviation
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Investments in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	10,555,819	109,360	(149,339)	10,515,840	—	—	($123,836)	$90,751,702
Enduring Assets	4,600,945	204,387	(359,070)	4,446,262	$68,967	—	(62,312)	45,840,956
Global Absolute Return Strategies	12,496,918	285,697	(933,303)	11,849,312	—	—	313,017	133,067,769
Global Income	4,490,767	69,795	(194,783)	4,365,779	623,751	—	(222,400)	39,073,725
Global Real Estate (Deutsche)	1,865,768	59,515	(1,925,283)	—	—	—	1,932	—
Global Real Estate (Standard Life)	—	1,708,249	—	1,708,249	—	—	—	18,022,024
Natural Resources	774,689	156,597	(135,001)	796,285	—	—	(920,624)	8,360,995
Real Return Bond	1,695,030	517,695	(73,550)	2,139,175	245,294	—	(160,311)	23,081,700
Redwood	11,864,329	205,661	(835,782)	11,234,208	—	—	(385,362)	123,014,577
Seaport	9,446,501	210,794	(1,351,650)	8,305,645	—	—	732,688	91,943,492
Short Duration Credit Opportunities	12,464,534	292,674	(768,005)	11,989,203	1,025,358	—	(554,105)	114,376,993
Strategic Income Opportunities	10,602,992	1,080,671	(521,697)	11,161,966	26,395	—	(170,442)	120,102,751
Technical Opportunities	4,239,301	65,509	(456,012)	3,848,798	—	—	(117,493)	54,768,400
					$1,989,765	—	($1,669,248)	$862,405,084

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended ended November 30, 2015, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Touchstone Merger Arbitrage Fund, Class I	4,570,289	—	(469,850)	4,100,439	—	—	($191,427)	$44,243,735

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	345Q1	11/15
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		1/16

John Hancock

Natural Resources Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsNatural Resources Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 96.2%		$586,989,233
(Cost $902,797,315)
Consumer staples 0.6%		3,611,036
Food products 0.6%
Adecoagro SA (I)	320,981	3,611,036
Energy 72.0%		439,371,215
Energy equipment and services 18.5%
Cameron International Corp. (I)	259,251	17,704,251
Core Laboratories NV (L)	36,493	4,311,648
Dril-Quip, Inc. (I)	193,079	12,185,216
FMC Technologies, Inc. (I)	317,650	10,806,453
Halliburton Company	497,023	19,806,367
Independence Contract Drilling, Inc. (I)	398,644	2,431,728
Patterson-UTI Energy, Inc.	562,648	9,126,151
Rowan Companies PLC, Class A	186,318	3,787,845
RPC, Inc. (L)	302,178	4,003,859
Schlumberger, Ltd.	277,224	21,387,832
Superior Energy Services, Inc.	471,501	7,388,421
Oil, gas and consumable fuels 53.5%
Africa Oil Corp. (I)(L)	274,700	401,112
Anadarko Petroleum Corp.	325,737	19,511,646
Bankers Petroleum, Ltd. (I)	943,460	1,109,163
Cimarex Energy Company	135,154	16,086,029
Cobalt International Energy, Inc. (I)	601,039	4,429,657
Concho Resources, Inc. (I)	237,609	26,003,925
CONSOL Energy, Inc. (L)	311,768	2,456,732
Crew Energy, Inc. (I)	589,683	1,987,026
Devon Energy Corp.	361,521	16,633,581
EOG Resources, Inc.	266,016	22,193,715
Euronav NV (L)	322,575	4,154,766
Genel Energy PLC (I)	499,466	1,853,352
Gulfport Energy Corp. (I)	202,730	5,153,397
Hess Corp.	152,393	8,991,187
Kinder Morgan, Inc.	215,299	5,074,597
Kosmos Energy, Ltd. (I)	463,797	3,112,078
Laredo Petroleum, Inc. (I)(L)	462,646	5,038,215
Lekoil, Ltd. (I)	6,266,095	2,173,386
Marathon Oil Corp.	573,080	10,034,631
Marathon Petroleum Corp.	306,076	17,877,899
MEG Energy Corp. (I)	433,646	3,633,606
Newfield Exploration Company (I)	272,921	10,441,957
Noble Energy, Inc.	577,401	21,173,295
Oasis Petroleum, Inc. (I)(L)	204,979	2,355,209
Occidental Petroleum Corp.	202,034	15,271,750
Oil Search, Ltd.	879,891	5,214,741
PDC Energy, Inc. (I)	209,830	11,853,297
Phillips 66	192,073	17,580,442
Pioneer Natural Resources Company	68,816	9,961,116
Range Resources Corp. (L)	269,358	7,698,252
Rice Energy, Inc. (I)	363,356	4,898,039
Seven Generations Energy, Ltd., Class A (I)	311,846	3,659,161

2SEE NOTES TO FUND'S INVESTMENTS

Natural Resources Fund

			Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
	Suncor Energy, Inc.		618,433	$17,068,751
	The Williams Companies, Inc.		193,118	7,060,394
	Western Refining, Inc.		151,952	6,877,348
	Whiting Petroleum Corp. (I)		193,535	3,195,263
	WPX Energy, Inc. (I)		490,994	4,212,729
Materials 23.3%				142,402,085
Chemicals 6.4%
	Air Products & Chemicals, Inc.		35,726	4,890,532
	Celanese Corp., Series A		60,584	4,286,318
	FMC Corp.		179,845	7,727,940
	Potash Corp. of Saskatchewan, Inc.		304,241	6,151,753
	The Dow Chemical Company		185,148	9,651,765
	W.R. Grace & Company (I)		63,995	6,285,589
Containers and packaging 0.5%
	Packaging Corp. of America		50,004	3,399,772
Metals and mining 16.4%
	Agnico Eagle Mines, Ltd.		290,522	7,684,307
	Alacer Gold Corp. (I)		1,841,775	3,544,395
	B2Gold Corp. (I)		2,981,985	3,260,098
	Barrick Gold Corp.		993,349	7,291,182
	BHP Billiton, Ltd., ADR (L)		104,815	2,796,464
	Constellium NV, Class A (I)		738,415	6,490,668
	Eldorado Gold Corp.		1,529,774	4,685,144
	First Quantum Minerals, Ltd.		1,038,772	3,780,323
	Freeport-McMoRan, Inc.		290,595	2,377,067
	Glencore PLC (I)		2,974,195	4,330,406
	Guyana Goldfields, Inc. (I)(L)		1,140,318	2,518,955
	Ivanhoe Mines, Ltd., Class A (I)(L)		923,288	456,303
	Lundin Mining Corp. (I)		2,558,108	6,991,721
	Platinum Group Metals, Ltd. (I)		485,581	105,420
	Randgold Resources, Ltd., ADR (L)		192,284	11,652,410
	Reliance Steel & Aluminum Company		164,768	9,690,006
	Rio Tinto PLC, ADR (L)		235,819	7,800,893
	Silver Wheaton Corp.		268,996	3,529,228
	Southern Copper Corp. (L)		296,740	7,635,120
	Tahoe Resources, Inc.		385,099	3,388,306
Utilities 0.3%				1,604,897
Independent power and renewable electricity producers 0.3%
	NextEra Energy Partners LP (L)		62,061	1,604,897
	Yield (%)		Shares	Value
Securities lending collateral 6.7%				$40,947,802
(Cost $40,948,275)
John Hancock Collateral Trust (W)	0.1456(Y	)	4,092,570	40,947,802

SEE NOTES TO FUND'S INVESTMENTS3

Natural Resources Fund

	Par value	Value
Short-term investments 3.5%		$21,271,000
(Cost $21,271,000)
Repurchase agreement 3.5%		21,271,000
Repurchase Agreement with State Street Corp. dated 11-30-15 at 0.000% to be repurchased at $21,271,000 on 12-1-15, collateralized by $21,430,000 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $21,697,875, including interest)	$21,271,000	21,271,000
Total investments (Cost $965,016,590)† 106.4%		$649,208,035
Other assets and liabilities, net (6.4%)		($39,172,419)
Total net assets 100.0%		$610,035,616

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $40,042,348
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $971,275,451. Net unrealized depreciation aggregated $322,067,416, of which $9,202,068 related to appreciated investment securities and $331,269,484 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 11-30-15:

United States	77.7%
Canada	12.2%
Jersey, Channel Islands	1.9%
Netherlands	1.8%
United Kingdom	1.6%
Australia	1.3%
Peru	1.3%
Switzerland	0.7%
Belgium	0.7%
Luxembourg	0.6%
Other countries	0.2%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$3,611,036	$3,611,036	—	—
Energy	439,371,215	430,129,736	$9,241,479	—
Materials	142,402,085	138,071,679	4,330,406	—
Utilities	1,604,897	1,604,897	—	—
Securities lending collateral	40,947,802	40,947,802	—	—
Short-term investments	21,271,000	—	21,271,000	—
Total investments in securities	$649,208,035	$614,365,150	$34,842,885	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	354Q1	11/15
This report is for the information of the shareholders of John Hancock Natural Resources Fund.		1/16

John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsStrategic Income Opportunities Fund

As of 11-30-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 46.8%					$2,678,622,786
(Cost $2,712,416,641)
Consumer discretionary 6.3%					358,629,754
Auto components 0.5%
American Axle & Manufacturing, Inc.	6.625		10-15-22	11,500,000	12,146,853
Johnson Controls, Inc.	5.500		01-15-16	11,414,000	11,481,149
Nemak SAB de CV (S)	5.500		02-28-23	1,550,000	1,581,000
The Goodyear Tire & Rubber Company	7.000		05-15-22	50,000	54,063
The Goodyear Tire & Rubber Company	8.750		08-15-20	1,905,000	2,262,188
Automobiles 0.9%
FCA US LLC	8.250		06-15-21	1,805,000	1,945,790
Ford Motor Company	4.750		01-15-43	10,520,000	10,092,572
Ford Motor Company	6.625		10-01-28	6,849,000	8,099,566
General Motors Financial Company, Inc.	3.250		05-15-18	5,350,000	5,400,670
General Motors Financial Company, Inc.	4.375		09-25-21	11,350,000	11,596,477
Toyota Motor Credit Corp.	1.250		10-05-17	14,100,000	14,095,375
Distributors 0.1%
Ferrellgas LP	6.750		01-15-22	10,013,000	9,011,700
Diversified consumer services 0.1%
Northwestern University	3.688		12-01-38	4,720,000	4,711,428
Hotels, restaurants and leisure 0.3%
New Red Finance, Inc. (S)	4.625		01-15-22	18,690,000	18,876,900
Internet and catalog retail 0.4%
QVC, Inc.	4.450		02-15-25	15,200,000	14,275,323
QVC, Inc.	5.950		03-15-43	9,560,000	8,507,262
Media 3.0%
21st Century Fox America, Inc.	6.200		12-15-34	8,390,000	9,719,974
CBS Corp.	3.500		01-15-25	26,280,000	25,408,687
CCO Holdings LLC	5.750		01-15-24	14,127,000	14,511,113
CCO Holdings LLC	7.000		01-15-19	5,493,000	5,616,593
Lamar Media Corp.	5.000		05-01-23	13,420,000	13,453,550
Lamar Media Corp.	5.875		02-01-22	4,295,000	4,499,013
LIN Television Corp. (S)	5.875		11-15-22	7,100,000	7,117,750
Numericable-SFR SAS (S)	6.250		05-15-24	10,360,000	10,204,600
Outfront Media Capital LLC	5.250		02-15-22	5,379,000	5,520,199
Outfront Media Capital LLC	5.625		02-15-24	11,660,000	12,009,800
Scripps Networks Interactive, Inc.	3.950		06-15-25	1,149,000	1,102,661
Sirius XM Radio, Inc. (S)	4.625		05-15-23	8,995,000	8,702,663
Sirius XM Radio, Inc. (S)	5.250		08-15-22	11,570,000	12,177,425
Sirius XM Radio, Inc. (S)	5.875		10-01-20	11,045,000	11,542,025
Time Warner, Inc.	3.875		01-15-26	16,790,000	16,829,809
Univision Communications, Inc. (S)	6.750		09-15-22	9,212,000	9,545,935
Virgin Media Secured Finance PLC	5.250		01-15-21	1,260,000	1,335,600
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36	4,529,000	4,716,514
Specialty retail 0.7%
L Brands, Inc.	5.625		10-15-23	14,035,000	14,947,275
L Brands, Inc.	7.000		05-01-20	9,968,000	11,363,520
The Home Depot, Inc.	5.400		03-01-16	12,873,000	13,026,382
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500		12-15-22	11,310,000	11,140,350

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples 4.6%						$264,119,333
Beverages 1.1%
Constellation Brands, Inc.	3.750		05-01-21		425,000	430,313
Constellation Brands, Inc.	4.250		05-01-23		8,285,000	8,347,138
Constellation Brands, Inc.	4.750		12-01-25		3,050,000	3,103,375
Cott Beverages, Inc.	5.375		07-01-22		14,040,000	13,653,900
The Coca-Cola Company	1.150		04-01-18		11,039,000	11,009,371
The Coca-Cola Company	1.800		09-01-16		25,689,000	25,909,797
Food and staples retailing 0.8%
CVS Health Corp.	3.875		07-20-25		26,900,000	27,592,352
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		1,500,000	1,507,500
Walgreens Boots Alliance, Inc.	3.800		11-18-24		16,065,000	15,777,999
Food products 1.9%
B&G Foods, Inc.	4.625		06-01-21		16,940,000	16,728,250
Darling Ingredients, Inc.	5.375		01-15-22		8,425,000	8,256,500
Gruma SAB de CV (S)	4.875		12-01-24		1,600,000	1,658,000
Kraft Heinz Foods Company (S)	2.000		07-02-18		8,500,000	8,505,593
Kraft Heinz Foods Company (S)	3.950		07-15-25		29,940,000	30,569,309
Kraft Heinz Foods Company (S)	4.875		02-15-25		16,151,000	17,214,560
Post Holdings, Inc. (S)	6.000		12-15-22		5,825,000	5,744,906
Post Holdings, Inc. (S)	6.750		12-01-21		14,855,000	15,152,100
Tyson Foods, Inc.	6.600		04-01-16		4,905,000	4,994,771
Household products 0.4%
Kimberly-Clark Corp. (S)	4.279		12-21-15		14,530,000	14,444,738
The Procter & Gamble Company	0.750		11-04-16		7,067,000	7,069,459
Tobacco 0.4%
Philip Morris International, Inc.	2.500		05-16-16		12,580,000	12,686,062
Philip Morris International, Inc.	3.375		08-11-25		4,530,000	4,613,207
Reynolds American, Inc.	2.300		06-12-18		9,035,000	9,150,133
Energy 0.7%						43,065,890
Oil, gas and consumable fuels 0.7%
Chevron Corp.	1.718		06-24-18		13,895,000	13,957,152
Exxon Mobil Corp.	2.709		03-06-25		19,055,000	18,811,725
Petroleos Mexicanos	6.000		03-05-20		2,120,000	2,283,685
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	132,977,000	8,013,328
Financials 14.7%						842,575,707
Banks 11.0%
Asian Development Bank	3.250		07-20-17	NZD	23,775,000	15,718,765
Asian Development Bank	4.625		03-06-19	NZD	16,505,000	11,353,030
Asian Development Bank	5.000		03-09-22	AUD	16,430,000	13,171,669
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%) (S)	6.750		12-29-24		4,500,000	4,671,000
Banco Nacional Comercio (S)	4.375		10-14-25		11,995,000	11,889,444
Bancolombia SA	5.950		06-03-21		4,695,000	4,953,225
Bank of America Corp. (P)	1.097		09-15-26		26,515,000	22,754,431
Bank of Montreal	1.400		09-11-17		9,290,000	9,266,775
BankUnited, Inc.	4.875		11-17-25		16,775,000	16,681,094
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500		10-01-24		4,500,000	4,480,011
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500		03-11-25		4,500,000	4,477,500
Citigroup, Inc.	6.250		06-29-17	NZD	13,981,000	9,573,025
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		12,780,000	12,604,275
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23		12,520,000	12,316,550

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
CoBiz Financial, Inc. (5.625% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625		06-25-30		2,705,000	$2,748,099
Eagle Bancorp, Inc.	5.750		09-01-24		4,460,000	4,515,750
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		16,575,000	14,938,219
First Niagara Financial Group, Inc.	7.250		12-15-21		13,830,000	16,320,852
Heartland Financial USA, Inc.	5.750		12-30-24		4,495,000	4,495,000
Independent Bank Group, Inc.	5.875		08-01-24		6,165,000	6,064,819
Inter-American Development Bank	3.750		10-09-18	AUD	13,365,000	9,968,258
Inter-American Development Bank	6.500		08-20-19	AUD	18,255,000	14,966,601
International Bank for Reconstruction & Development	1.375		06-23-19	SEK	75,040,000	8,996,274
International Bank for Reconstruction & Development	2.125		05-29-17	NOK	31,770,000	3,729,167
International Bank for Reconstruction & Development	3.375		08-13-17	NZD	5,170,000	3,427,804
International Bank for Reconstruction & Development	3.625		06-22-20	NOK	65,640,000	8,404,916
International Bank for Reconstruction & Development	3.750		01-23-19	AUD	8,355,000	6,254,750
International Bank for Reconstruction & Development	4.500		08-16-16	NZD	16,655,000	11,085,215
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	16,812,000	11,575,522
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	25,130,000	17,489,714
International Finance Corp.	3.250		07-22-19	AUD	23,851,000	17,589,492
International Finance Corp.	3.625		05-20-20	NZD	25,023,000	16,671,052
International Finance Corp.	3.875		02-26-18	NZD	12,705,000	8,518,316
International Finance Corp.	6.450		10-30-18	INR	851,670,000	12,666,916
JPMorgan Chase & Co.	4.250		11-02-18	NZD	31,595,000	21,162,544
KFW	3.750		05-29-20	NZD	11,170,000	7,459,602
KFW	6.000		01-19-16	AUD	10,200,000	7,413,134
KFW	6.000		08-20-20	AUD	18,810,000	15,447,159
Landwirtschaftliche Rentenbank	6.500		04-12-17	AUD	21,320,000	16,247,611
LegacyTexas Financial Group, Inc.	5.500		12-01-25		3,375,000	3,391,875
National Australia Bank, Ltd.	1.875		07-23-18		8,025,000	8,029,462
National Australia Bank, Ltd.	6.000		02-15-17	AUD	22,105,000	16,611,790
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		9,920,000	10,145,482
Regions Bank	6.450		06-26-37		1,250,000	1,490,560
Regions Financial Corp.	7.375		12-10-37		3,970,000	5,058,590
Royal Bank of Canada (P)	0.702		03-08-16		8,333,000	8,338,491
Royal Bank of Canada	0.850		03-08-16		15,500,000	15,515,128
Royal Bank of Canada	1.200		01-23-17		15,430,000	15,463,360
Royal Bank of Canada	2.625		12-15-15		12,880,000	12,890,046
Synovus Financial Corp.	5.125		06-15-17		14,875,000	15,395,625
Synovus Financial Corp.	7.875		02-15-19		7,175,000	8,060,395
The Bank of Nova Scotia (P)	0.841		07-15-16		6,755,000	6,767,902
The Bank of Nova Scotia	2.900		03-29-16		14,700,000	14,809,221
The Toronto-Dominion Bank (P)	0.491		07-13-16		5,755,000	5,752,571
Valley National Bancorp	4.550		06-30-25		6,305,000	6,365,433
Western Alliance Bank (5.000% to 7-15-20, then 3 month LIBOR + 3.200%)	5.000		07-15-25		8,785,000	8,785,000
Westpac Banking Corp.	2.000		08-14-17		9,712,000	9,800,379
Westpac Banking Corp.	3.000		12-09-15		15,269,000	15,275,871
Westpac Banking Corp.	5.000		10-21-19	GBP	3,165,000	5,308,841
Westpac Banking Corp.	7.250		02-11-20	AUD	5,300,000	4,428,136
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23		8,290,000	8,186,375
Capital markets 0.7%
Hongkong Land Treasury Services Pte, Ltd.	3.860		12-29-17	SGD	2,500,000	1,827,211

4SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
Stifel Financial Corp.	4.250		07-18-24		22,390,000	$22,537,908
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	5,250,000	3,862,326
The Goldman Sachs Group, Inc. (P)	1.137		12-15-17		12,250,000	12,261,564
Diversified financial services 0.7%
General Electric Capital Australia Funding Pty, Ltd.	5.750		02-17-17	AUD	1,235,000	923,218
General Electric Capital Corp.	4.250		01-17-18	NZD	5,515,000	3,679,416
General Electric Capital Corp.	4.875		04-05-16	SEK	41,000,000	4,776,915
General Electric Capital Corp.	6.250		09-29-20	GBP	2,300,000	4,092,135
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22		23,650,000	28,060,725
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-58		29,595,000	38,954,419
MetLife, Inc.	6.400		12-15-36		7,970,000	8,776,963
Metropolitan Life Global Funding I (P)(S)	0.701		04-10-17		7,980,000	7,989,241
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42		5,730,000	6,085,260
Real estate investment trusts 0.6%
American Tower Corp.	4.000		06-01-25		6,300,000	6,244,138
American Tower Corp.	4.700		03-15-22		3,195,000	3,375,834
Crown Castle Towers LLC (S)	4.883		08-15-20		5,791,000	6,233,117
Host Hotels & Resorts LP	5.250		03-15-22		8,716,000	9,359,720
Trust F/1401 (S)	5.250		12-15-24		11,970,000	12,209,400
Real estate management and development 0.4%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	7,750,000	5,640,262
CBRE Services, Inc.	5.000		03-15-23		8,455,000	8,514,709
Kennedy-Wilson, Inc.	5.875		04-01-24		10,535,000	10,403,313
Thrifts and mortgage finance 0.2%
Radian Group, Inc.	5.250		06-15-20		9,010,000	8,829,800
Health care 7.6%						434,667,169
Biotechnology 0.6%
AbbVie, Inc.	1.800		05-14-18		22,080,000	22,054,674
AbbVie, Inc.	3.600		05-14-25		13,030,000	12,912,339
Health care equipment and supplies 0.2%
Abbott Laboratories	2.950		03-15-25		11,340,000	11,185,266
Health care providers and services 4.2%
Anthem, Inc.	3.500		08-15-24		6,675,000	6,613,497
Cardinal Health, Inc.	3.200		03-15-23		4,730,000	4,677,473
Cardinal Health, Inc.	3.750		09-15-25		16,716,000	16,979,778
Community Health Systems, Inc.	6.875		02-01-22		12,980,000	12,558,150
Community Health Systems, Inc.	7.125		07-15-20		2,170,000	2,170,000
Community Health Systems, Inc.	8.000		11-15-19		7,140,000	7,229,250
DaVita HealthCare Partners, Inc.	5.000		05-01-25		6,325,000	6,072,000
DaVita HealthCare Partners, Inc.	5.125		07-15-24		9,280,000	9,256,800
Express Scripts Holding Company	3.500		06-15-24		26,033,000	25,972,447
HCA Holdings, Inc.	6.250		02-15-21		15,963,000	16,960,688
HCA, Inc.	5.000		03-15-24		19,135,000	19,278,513
HCA, Inc.	7.500		02-15-22		13,785,000	15,404,738
HCA, Inc.	8.000		10-01-18		1,700,000	1,908,250
Humana, Inc.	3.850		10-01-24		8,233,000	8,305,179
LifePoint Health, Inc.	5.500		12-01-21		32,530,000	32,530,000

SEE NOTES TO FUND'S INVESTMENTS5

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	4.250		04-01-24		3,540,000	$3,636,054
Tenet Healthcare Corp.	4.375		10-01-21		18,011,000	17,695,808
UnitedHealth Group, Inc.	1.900		07-16-18		18,109,000	18,256,661
UnitedHealth Group, Inc.	5.375		03-15-16		9,095,000	9,220,438
WellCare Health Plans, Inc.	5.750		11-15-20		5,196,000	5,401,710
Pharmaceuticals 2.6%
Actavis Funding SCS	3.800		03-15-25		12,965,000	13,080,959
Eli Lilly & Company	5.200		03-15-17		7,360,000	7,751,486
Endo Finance LLC (S)	7.750		01-15-22		3,999,000	4,028,993
Forest Laboratories, Inc. (S)	4.875		02-15-21		15,890,000	17,376,986
Forest Laboratories, Inc. (S)	5.000		12-15-21		16,705,000	18,330,447
Grifols Worldwide Operations, Ltd.	5.250		04-01-22		13,265,000	13,497,138
Mallinckrodt International Finance SA (S)	5.750		08-01-22		15,115,000	13,376,775
Merck & Company, Inc. (P)	0.554		05-18-16		4,780,000	4,780,583
Merck & Company, Inc. (P)	0.724		05-18-18		9,923,000	9,932,050
Merck & Company, Inc.	2.250		01-15-16		15,995,000	16,029,805
Merck & Company, Inc.	2.750		02-10-25		25,410,000	24,838,859
Quintiles Transnational Corp. (S)	4.875		05-15-23		5,350,000	5,363,375
Industrials 3.4%						192,361,267
Aerospace and defense 1.2%
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25		23,225,000	23,573,375
Lockheed Martin Corp.	2.900		03-01-25		28,655,000	27,746,465
Lockheed Martin Corp.	3.550		01-15-26		15,475,000	15,624,953
Air freight and logistics 0.3%
XPO Logistics, Inc. (S)	6.500		06-15-22		16,895,000	15,458,925
Airlines 0.2%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23		1,235,243	1,408,177
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22		3,577,958	4,116,870
US Airways 2012-1 Class A Pass Through Trust	5.900		10-01-24		1,694,193	1,880,555
US Airways 2012-1 Class B Pass Through Trust	8.000		10-01-19		5,792,989	6,401,253
Commercial services and supplies 0.2%
Waste Management, Inc.	2.900		09-15-22		12,930,000	12,716,435
Construction and engineering 0.8%
AECOM	5.750		10-15-22		16,474,000	16,999,026
HC2 Holdings, Inc. (S)	11.000		12-01-19		26,975,000	25,761,125
Industrial conglomerates 0.4%
3M Company	3.000		08-07-25		14,485,000	14,453,683
Tyco Electronics Group SA	6.550		10-01-17		5,285,000	5,746,740
Road and rail 0.1%
Norfolk Southern Corp.	5.750		01-15-16		6,495,000	6,533,385
Trading companies and distributors 0.2%
United Rentals North America, Inc.	6.125		06-15-23		13,340,000	13,940,300
Information technology 3.8%						215,192,456
Electronic equipment, instruments and components 0.5%
Zebra Technologies Corp.	7.250		10-15-22		25,115,000	26,873,050
IT services 0.8%
IBM Corp. (P)	0.404		02-05-16		5,930,000	5,928,654
IBM Corp. (P)	0.527		02-06-18		12,285,000	12,233,956
IBM Corp.	2.750		12-21-20	GBP	10,015,000	15,545,606

6SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
IT services (continued)
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		13,790,000	$13,169,450
Semiconductors and semiconductor equipment 0.8%
Intel Corp.	3.700		07-29-25		13,680,000	14,239,649
Micron Technology, Inc.	5.875		02-15-22		16,695,000	16,790,662
Qorvo, Inc. (S)	7.000		12-01-25		16,915,000	17,380,163
Software 0.6%
Activision Blizzard, Inc. (S)	5.625		09-15-21		7,980,000	8,403,977
Microsoft Corp.	3.125		11-03-25		23,155,000	23,309,351
Technology hardware, storage and peripherals 1.1%
Apple, Inc.	0.450		05-03-16		14,935,000	14,935,941
Apple, Inc.	2.400		05-03-23		13,285,000	12,981,119
Apple, Inc.	3.200		05-13-25		32,905,000	33,400,878
Materials 2.5%						143,751,129
Chemicals 0.0%
Alpek SAB de CV	4.500		11-20-22		1,625,000	1,582,344
Platform Specialty Products Corp. (S)	6.500		02-01-22		40,000	34,800
Construction materials 0.5%
Cemex Finance LLC (S)	9.375		10-12-22		9,510,000	10,187,588
Cemex SAB de CV (S)	6.125		05-05-25		21,500,000	19,719,800
Containers and packaging 1.9%
Ball Corp.	4.000		11-15-23		16,660,000	15,910,300
Ball Corp.	5.250		07-01-25		21,335,000	21,495,013
Crown Americas LLC	4.500		01-15-23		18,265,000	18,059,519
Crown Cork & Seal Company, Inc.	7.375		12-15-26		7,724,000	8,419,160
Sealed Air Corp. (S)	4.875		12-01-22		8,620,000	8,738,525
Sealed Air Corp. (S)	5.125		12-01-24		16,620,000	16,993,950
Sealed Air Corp. (S)	6.500		12-01-20		15,315,000	16,999,650
Metals and mining 0.1%
Rio Tinto Finance USA, Ltd.	7.125		07-15-28		3,115,000	3,763,543
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		1,540,000	1,846,937
Telecommunication services 1.3%						74,514,597
Diversified telecommunication services 0.8%
SingTel Group Treasury Pte, Ltd.	4.500		09-08-21		6,580,000	7,187,742
T-Mobile USA, Inc.	6.125		01-15-22		16,235,000	16,567,980
T-Mobile USA, Inc.	6.250		04-01-21		5,882,000	6,029,050
T-Mobile USA, Inc.	6.625		04-01-23		3,450,000	3,538,493
T-Mobile USA, Inc.	6.836		04-28-23		3,990,000	4,104,713
Verizon Communications, Inc.	4.272		01-15-36		11,472,000	10,583,746
Wireless telecommunication services 0.5%
America Movil SAB de CV	7.125		12-09-24	MXN	202,160,000	11,894,311
SBA Telecommunications, Inc.	5.750		07-15-20		3,495,000	3,647,976
SBA Tower Trust (S)	5.101		04-17-17		4,236,000	4,309,106
Vodafone Group PLC (P)	0.752		02-19-16		6,655,000	6,651,480
Utilities 1.9%						109,745,484
Electric utilities 0.7%
Duke Energy Corp.	2.150		11-15-16		10,895,000	11,009,790
Georgia Power Company	5.700		06-01-17		4,505,000	4,779,255
Talen Energy Supply LLC (S)	6.500		06-01-25		25,000,000	21,375,000

SEE NOTES TO FUND'S INVESTMENTS7

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Utilities (continued)
Gas utilities 0.0%
Southern Gas Networks PLC	4.875		12-21-20	GBP	805,000	$1,361,957
Independent power and renewable electricity producers 0.7%
Calpine Corp. (S)	5.875		01-15-24		1,541,000	1,591,083
Calpine Corp. (S)	6.000		01-15-22		12,381,000	12,845,288
Dynegy, Inc.	5.875		06-01-23		5,305,000	4,767,869
Dynegy, Inc.	7.375		11-01-22		11,165,000	10,676,531
NRG Yield Operating LLC	5.375		08-15-24		11,345,000	10,284,243
Multi-utilities 0.5%
NiSource Finance Corp.	4.800		02-15-44		16,428,000	16,909,012
NiSource Finance Corp.	5.650		02-01-45		12,247,000	14,145,456
Foreign government obligations 21.8%						$1,245,033,467
(Cost $1,392,446,616)
Australia 3.3%						190,408,940
New South Wales Treasury Corp.	6.000		05-01-20	AUD	48,045,000	39,941,224
New South Wales Treasury Corp.	6.000		03-01-22	AUD	29,135,000	25,041,414
Queensland Treasury Corp. (S)	4.000		06-21-19	AUD	55,500,000	42,219,950
Queensland Treasury Corp.	5.500		06-21-21	AUD	45,375,000	37,369,172
Queensland Treasury Corp.	6.000		04-21-16	AUD	50,158,000	36,804,714
Queensland Treasury Corp.	6.250		02-21-20	AUD	10,900,000	9,032,466
Bermuda 0.2%						11,402,359
Government of Bermuda (S)	4.854		02-06-24		10,977,000	11,402,359
Canada 3.5%						198,326,065
Export Development Canada	3.250		08-08-17	AUD	6,135,000	4,487,959
Government of Canada	1.250		02-01-16	CAD	89,575,000	67,153,246
Government of Canada	1.250		03-01-18	CAD	9,945,000	7,546,270
Government of Canada	1.500		02-01-17	CAD	82,430,000	62,384,965
Government of Canada	1.500		03-01-20	CAD	67,334,000	51,859,962
Province of Ontario	6.250		09-29-20	AUD	5,965,000	4,893,663
Finland 0.1%						7,983,049
Nordic Investment Bank	1.375		07-15-20	NOK	68,480,000	7,983,049
Mexico 1.8%						99,690,504
Government of Mexico	4.600		01-23-46		23,050,000	21,148,375
Government of Mexico	4.750		06-14-18	MXN	163,850,000	9,932,256
Government of Mexico	5.000		06-15-17	MXN	235,423,100	14,423,346
Government of Mexico	8.000		12-07-23	MXN	280,147,500	19,033,081
Government of Mexico	10.000		12-05-24	MXN	459,390,000	35,153,446
New Zealand 4.0%						228,039,098
Dominion of New Zealand	3.000		04-15-20	NZD	55,775,000	36,916,582
Dominion of New Zealand	5.000		03-15-19	NZD	65,035,000	45,881,487
Dominion of New Zealand	5.000		03-15-19	NZD	12,285,000	8,666,934
Dominion of New Zealand	6.000		12-15-17	NZD	69,050,000	48,491,492
Dominion of New Zealand	6.000		05-15-21	NZD	85,570,000	64,814,327
New Zealand Local Government Funding Agency	5.000		03-15-19	NZD	17,749,000	12,350,473
New Zealand Local Government Funding Agency	6.000		12-15-17	NZD	15,656,000	10,917,803
Norway 1.6%						90,915,272
Government of Norway (S)	3.750		05-25-21	NOK	203,500,000	26,840,139
Government of Norway (S)	4.250		05-19-17	NOK	185,990,000	22,544,071
Government of Norway (S)	4.500		05-22-19	NOK	318,958,000	41,531,062

8SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Philippines 2.3%						$131,307,510
Republic of Philippines	4.625		09-09-40	PHP	243,550,000	4,912,229
Republic of Philippines	4.950		01-15-21	PHP	659,000,000	14,468,922
Republic of Philippines	5.875		12-16-20	PHP	321,278,240	7,451,754
Republic of Philippines	6.250		01-14-36	PHP	895,000,000	21,074,459
Republic of Philippines	6.500		04-28-21	PHP	810,100,000	18,835,908
Republic of Philippines	7.375		03-03-21	PHP	313,800,000	7,569,756
Republic of Philippines	8.000		07-19-31	PHP	1,527,700,000	44,699,387
Republic of Philippines	8.125		12-16-35	PHP	419,020,160	12,295,095
Singapore 2.6%						150,860,179
Republic of Singapore	2.375		04-01-17	SGD	53,840,000	38,816,329
Republic of Singapore	2.500		06-01-19	SGD	69,300,000	50,529,234
Republic of Singapore	3.250		09-01-20	SGD	82,040,000	61,514,616
South Korea 0.6%						36,105,739
Korea Treasury Bond Coupon Strips	0.678		03-10-16	KRW	654,810,000	562,844
Korea Treasury Bond Coupon Strips	0.991		09-10-16	KRW	654,810,000	558,056
Korea Treasury Bond Coupon Strips	1.238		03-10-17	KRW	654,810,000	553,281
Korea Treasury Bond Coupon Strips	1.444		09-10-17	KRW	654,810,000	548,271
Korea Treasury Bond Coupon Strips	1.610		03-10-18	KRW	654,810,000	543,107
Korea Treasury Bond Coupon Strips	1.755		09-10-18	KRW	654,810,000	537,878
Korea Treasury Bond Principal Strips	1.754		09-10-18	KRW	22,776,000,000	18,708,791
Republic of Korea	3.500		03-10-17	KRW	170,000,000	150,029
Republic of Korea	5.750		09-10-18	KRW	14,600,000,000	13,943,482
Sweden 1.8%						99,994,752
Kingdom of Sweden	1.500		11-13-23	SEK	448,005,000	55,088,671
Kingdom of Sweden	3.500		06-01-22	SEK	186,030,000	25,617,379
Kingdom of Sweden	5.000		12-01-20	SEK	135,255,000	19,288,702
Capital preferred securities 1.2%						$70,878,894
(Cost $73,228,464)
Financials 1.2%						70,878,894
Banks 1.2%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		12-21-15		19,215,000	14,483,306
JPMorgan Chase Capital XXIII (P)	1.362		05-15-47		10,176,000	7,695,600
SunTrust Preferred Capital I (P)(Q)	4.000		01-04-16		9,340,000	7,296,875
USB Capital IX (P)(Q)	3.500		01-04-16		18,394,000	14,646,223
Wachovia Capital Trust III (P)(Q)	5.570		01-04-16		27,670,000	26,756,890
Convertible bonds 2.2%						$126,501,938
(Cost $113,107,762)
Consumer discretionary 0.3%						18,958,963
Household durables 0.2%
Jarden Corp.	1.125		03-15-34		4,115,000	4,670,525
Lennar Corp. (S)	2.750		12-15-20		3,600,000	8,309,250
Internet and catalog retail 0.1%
Liberty Interactive LLC	0.750		03-30-43		3,900,000	5,979,188
Consumer staples 0.1%						7,744,838
Tobacco 0.1%
Vector Group, Ltd. (P)	7.500		01-15-19		4,780,000	7,744,838
Financials 0.5%						26,549,782
Insurance 0.2%
Fidelity National Financial, Inc.	4.250		08-15-18		2,585,000	5,166,769

SEE NOTES TO FUND'S INVESTMENTS9

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Old Republic International Corp.	3.750		03-15-18	6,180,000	$7,979,925
Thrifts and mortgage finance 0.3%
MGIC Investment Corp.	2.000		04-01-20	9,110,000	13,403,088
Health care 0.4%					22,226,389
Health care equipment and supplies 0.1%
Hologic, Inc. (2.000% to 3-1-18; then 0.000% thereafter)	2.000		03-01-42	3,910,000	5,432,456
Health care providers and services 0.3%
Anthem, Inc.	2.750		10-15-42	9,369,000	16,793,933
Industrials 0.5%					29,972,028
Industrial conglomerates 0.2%
Danaher Corp.	0.000		01-22-21	4,595,000	12,857,384
Machinery 0.1%
Trinity Industries, Inc.	3.875		06-01-36	5,385,000	6,960,113
Trading companies and distributors 0.2%
Air Lease Corp.	3.875		12-01-18	7,470,000	10,154,531
Information technology 0.2%					12,294,500
Semiconductors and semiconductor equipment 0.2%
Intel Corp.	3.250		08-01-39	7,340,000	12,294,500
Utilities 0.2%					8,755,438
Independent power and renewable electricity producers 0.2%
NRG Yield, Inc. (S)	3.250		06-01-20	10,100,000	8,755,438
Municipal bonds 3.0%					$172,464,373
(Cost $174,004,760)
City of Houston (Texas)	6.290		03-01-32	16,855,000	20,776,990
Commonwealth of Pennsylvania	5.350		05-01-30	5,015,000	5,526,229
Commonwealth of Pennsylvania	5.850		07-15-30	13,650,000	15,458,489
Kansas Development Finance Authority	3.941		04-15-26	14,075,000	13,902,018
Kansas Development Finance Authority	4.091		04-15-27	12,495,000	12,369,300
State of Colorado	6.817		03-15-28	4,505,000	5,876,187
State of Connecticut	5.090		10-01-30	7,815,000	8,773,901
State of Georgia	4.503		11-01-25	3,600,000	4,032,288
State of Hawaii	5.330		02-01-26	8,215,000	9,598,899
State of Maryland	4.400		03-01-23	7,555,000	8,529,293
State of Michigan	3.500		05-15-30	4,375,000	4,306,575
State of Texas	3.738		10-01-31	7,380,000	7,307,455
State of Texas	3.838		10-01-32	13,375,000	13,263,185
State of Utah	4.554		07-01-24	8,380,000	9,411,494
State of Washington	1.710		08-01-20	7,295,000	7,246,780
State of Wisconsin	5.550		05-01-29	5,585,000	6,317,249
Texas Transportation Commission State Highway Fund	5.028		04-01-26	8,635,000	9,953,996
Virginia Housing Development Authority	3.250		06-25-42	9,890,000	9,814,045
Term loans (M) 1.3%					$76,661,509
(Cost $77,179,867)
Consumer discretionary 0.2%					15,317,668
Hotels, restaurants and leisure 0.2%
New Red Finance, Inc.	3.750		12-12-21	15,383,602	15,317,668

10SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples 0.4%					$22,531,952
Food and staples retailing 0.4%
Aramark Services, Inc.	3.250		02-24-21	22,683,181	22,531,952
Financials 0.3%					16,869,386
Real estate investment trusts 0.3%
Crown Castle Operating Company	3.000		01-31-21	17,007,572	16,869,386
Industrials 0.3%					18,602,527
Aerospace and defense 0.3%
B/E Aerospace, Inc.	4.000		12-16-21	15,937,158	15,917,236
Construction and engineering 0.0%
AECOM	3.750		10-15-21	2,687,306	2,685,291
Utilities 0.1%					3,339,976
Independent power and renewable electricity producers 0.1%
Dynegy, Inc.	4.000		04-23-20	3,401,631	3,339,976
Collateralized mortgage obligations 5.3%					$303,459,359
(Cost $305,590,356)
Commercial and residential 4.9%					281,398,674
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.869		04-25-35	2,481,072	2,477,266
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	5,435,000	6,169,993
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	6.033		05-10-45	3,540,000	3,599,647
Series 2006-4, Class AM	5.675		07-10-46	6,875,000	7,047,685
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	0.517		04-20-35	8,948,976	8,575,062
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.869		01-25-35	2,758,734	2,728,616
Series 2005-2, Class A1 (P)	2.680		03-25-35	2,717,484	2,723,461
Series 2005-5, Class A2 (P)	2.480		08-25-35	3,814,523	3,823,005
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.921		01-25-35	2,178,456	2,124,946
Series 2004-13, Class A1 (P)	0.961		11-25-34	3,955,169	3,896,540
Series 2004-8, Class 1A (P)	0.921		09-25-34	677,609	657,415
Series 2005-7, Class 11A1 (P)	0.761		08-25-35	1,964,533	1,872,500
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787		01-13-35	3,335,000	3,175,694
BXHTL Mortgage Trust Series 2015-JWRZ, Class GL2 (P) (S)	3.885		05-15-29	6,055,000	5,900,065
Carefree Portfolio Trust Series 2014-CARE, Class E (P) (S)	4.197		11-15-19	6,205,000	6,243,384
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.197		12-15-27	10,280,000	10,200,193
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.657		02-25-37	2,548,738	2,554,502
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898		03-10-31	2,710,000	2,710,471
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	5.989		12-10-49	7,930,000	8,329,065
Series 2014-TWC, Class D (P) (S)	2.447		02-13-32	8,060,000	7,962,551
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class E (P) (S)	3.346		08-13-27	3,230,000	3,195,804

SEE NOTES TO FUND'S INVESTMENTS11

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.979		02-10-34	6,270,000	$5,877,627
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.024		09-19-44	17,536,971	1,194,234
Series 2005-AR2, Class X2 IO	2.544		03-19-45	38,502,373	3,562,971
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.495		12-15-19	7,160,000	6,748,150
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.710		06-10-28	5,350,000	5,155,192
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	6.021		07-10-38	5,724,000	5,805,652
GS Mortgage Securities Trust Series 2006-GG6, Class AM (P)	5.622		04-10-38	1,767,876	1,767,964
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	2.806		05-25-34	4,655,471	4,611,634
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.360		06-19-34	3,924,984	3,925,115
Series 2004-7, Class 4A (P)	2.778		11-19-34	4,217,280	4,194,519
Series 2005-2, Class IX IO	2.188		05-19-35	10,466,224	791,307
Series 2005-9, Class 2A1A (P)	0.547		06-20-35	3,230,762	3,044,834
Series 2005-9, Class 2A1C (P)	0.656		06-20-35	2,226,099	2,041,476
Series 2007-3, Class ES IO (S)	0.350		05-19-47	10,694,468	174,320
Series 2007-4, Class ES IO	0.350		07-19-47	11,081,949	167,337
Series 2007-6, Class ES IO (S)	0.342		08-19-37	8,594,492	113,447
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.942		11-05-30	5,651,642	5,651,044
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.160		10-25-36	19,619,541	1,790,666
Series 2005-AR18, Class 2X IO	1.877		10-25-36	15,630,787	640,190
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	6.105		04-15-45	8,126,000	8,273,034
Series 2007-CB18, Class A4	5.440		06-12-47	7,427,835	7,643,828
Series 2014-INN, Class F (P) (S)	4.197		06-15-29	3,395,000	3,357,241
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413		09-15-39	6,020,000	6,185,943
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.215		12-25-34	1,630,667	1,636,511
Series 2005-2, Class 1A (P)	1.673		10-25-35	52,756	51,174
Series 2005-A2, Class A2 (P)	2.462		02-25-35	4,098,714	4,112,653
Series 2006-3, Class 2A1 (P)	2.418		10-25-36	1,761,904	1,726,972
Series 2007-1, Class 2A1 (P)	2.665		01-25-37	8,665,782	8,488,940
Merrill Lynch Mortgage Trust Series 2005-LC1, Class AM (P)	5.527		01-12-44	2,732,505	2,730,261
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414		07-12-46	2,553,804	2,597,141
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364		03-15-44	3,940,000	4,041,410
Series 2014-150E, Class F (P) (S)	4.438		09-09-32	6,185,000	5,846,627
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.486		10-25-34	1,189,079	1,175,809
Series 2004-9, Class 1A (P)	5.555		11-25-34	1,732,877	1,789,714
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.531		11-25-35	2,604,207	2,447,543
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.590		01-11-37	4,830,000	4,590,860

12SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.534		01-05-35	5,655,000	$4,883,830
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	4.270		12-25-33	2,764,826	2,720,076
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (P)	2.393		09-25-37	9,524,539	9,405,252
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.390		01-25-35	4,363,843	4,389,292
Series 2005-AR19, Class A1A2 (P)	0.511		12-25-45	4,264,098	3,923,259
Series 2005-AR2, Class 2A1B (P)	0.591		01-25-45	4,979,470	4,518,322
Series 2005-AR2, Class 2A2B (P)	0.601		01-25-45	3,459,753	3,142,484
Series 2005-AR3, Class A2 (P)	2.441		03-25-35	4,325,172	4,325,231
Series 2005-AR6, Class 2A1A (P)	0.451		04-25-45	8,265,994	7,703,176
Series 2005-AR8, Class 2AB2 (P)	0.641		07-25-45	3,935,219	3,576,642
Series 2005-AR8, Class 2AB3 (P)	0.581		07-25-45	3,580,311	3,234,625
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.668		04-16-35	7,406,403	6,912,760
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.828		12-25-34	2,745,584	2,742,520
U.S. Government Agency 0.4%					22,060,685
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	1.871		04-25-24	3,490,000	3,451,593
Series 2015-DNA1, Class M2 (P)	2.046		10-25-27	3,690,000	3,648,284
Series 2015-DNA1, Class M3 (P)	3.496		10-25-27	2,700,000	2,579,076
Series 292, Class IO	3.500		11-15-27	7,268,788	762,909
Series 296, Class IO	3.000		12-15-27	5,831,973	629,629
Series 304, Class C42 IO	4.000		12-15-27	11,264,977	1,126,571
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	10,440,889	1,312,422
Series 2013-39, Class KI IO	4.000		05-25-28	15,510,316	1,866,476
Series 2014-C02, Class 1M1 (P)	1.171		05-25-24	2,735,975	2,707,419
Series 402, Class 3 IO	4.000		11-25-39	755,352	133,242
Series 402, Class 4 IO	4.000		10-25-39	1,148,913	213,529
Series 402, Class 7 IO	4.500		11-25-39	1,589,562	296,658
Series 406, Class 3 IO	4.000		01-25-41	3,969,333	697,224
Series 407, Class 4 IO	4.500		03-25-41	6,141,032	1,249,736
Series 407, Class 7 IO	5.000		03-25-41	4,344,238	917,755
Series 407, Class 8 IO	5.000		03-25-41	2,219,159	468,162
Asset backed securities 5.0%					$288,367,994
(Cost $288,506,184)
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (P)	0.661		06-25-35	2,915,000	2,694,962
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490		04-15-20	11,161,745	11,198,835
Series 2014-4, Class A	1.430		06-15-20	8,530,000	8,545,455
American Tower Trust I Series 13, Class 1A (S)	1.551		03-15-18	14,800,000	14,607,357
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	24,611,000	25,108,812
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.461		07-25-36	6,470,971	6,089,227
Capital One Multi-Asset Execution Trust Series 2014-A2, Class A2	1.260		01-15-20	9,400,000	9,414,091
CarMax Auto Owner Trust
Series 2013-3, Class A3	0.970		04-16-18	713,193	713,312

SEE NOTES TO FUND'S INVESTMENTS13

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Series 2014-3, Class A3	1.160		06-17-19	6,185,000	$6,177,836
Chase Issuance Trust
Series 2015, Class A2A	1.590		02-18-20	1,915,000	1,920,271
Series 2015-A7, Class A7	1.620		07-15-20	4,030,000	4,038,331
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8	5.650		09-20-19	9,195,000	9,886,988
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	23,562,000	23,900,546
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	28,459,938	28,577,562
Discover Card Execution Note Trust Series 2014-A3, Class A3	1.220		10-15-19	6,056,000	6,061,164
Discover Card Master Trust Series 2007-A1, Class A1	5.650		03-16-20	8,995,000	9,666,038
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474		10-25-45	25,020,000	24,679,978
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	4,515,000	4,428,559
First Frankin Mortgage Loan Trust Series 2005-FF7, Class M2 (P)	0.691		07-25-35	6,152,000	5,922,384
Ford Credit Auto Owner Trust Series 2014-C, Class A3	1.060		05-15-19	7,290,000	7,281,100
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	0.591		10-25-35	9,982,658	9,571,176
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.721		06-25-33	1,649,801	1,588,569
Honda Auto Receivables Owner	1.230		09-23-19	10,700,000	10,647,356
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	0.896		03-25-35	6,785,000	6,286,465
Nissan Auto Receivables Owner Series 2015-C, Class A3	1.370		05-15-20	10,270,000	10,234,481
RASC Series Trust Series 2005-KS7, Class M4 (P)	0.801		08-25-35	3,041,000	2,880,529
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	3,213,595	3,295,359
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.521		12-25-36	4,492,523	4,364,828
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.941		02-25-35	60,000	56,421
Series 2005-2, Class M2 (P)	0.956		03-25-35	8,997,000	8,413,658
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080		06-15-45	19,945,000	20,116,344
				Shares	Value
Common stocks 3.4%					$195,918,688
(Cost $160,379,960)
Consumer discretionary 0.0%					0
Media 0.0%
Vertis Holdings, Inc. (I)				110,794	0
Financials 3.3%					190,239,009
Banks 2.9%
Comerica, Inc.				232,810	10,790,744
Commerce Bancshares, Inc.				209,039	9,599,082
Cullen/Frost Bankers, Inc.				64,858	4,526,440
First Financial Bancorp				295,930	5,962,990
First Republic Bank				95,420	6,570,621
Glacier Bancorp, Inc.				189,893	5,579,056

14SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Investors Bancorp, Inc.	634,693	$8,136,764
MB Financial, Inc.	153,457	5,484,553
Park National Corp.	61,349	5,951,466
Prosperity Bancshares, Inc.	178,250	9,876,833
SunTrust Banks, Inc.	330,244	14,339,194
SVB Financial Group (I)	40,958	5,426,116
Synovus Financial Corp.	334,995	11,182,133
Talmer Bancorp, Inc., Class A	831,216	15,186,316
TCF Financial Corp.	573,854	8,791,443
The PNC Financial Services Group, Inc.	145,482	13,894,986
U.S. Bancorp	303,036	13,300,250
Union Bankshares Corp.	451,254	12,116,170
Consumer finance 0.3%
American Express Company	60,143	4,308,645
Capital One Financial Corp.	169,260	13,288,603
Thrifts and mortgage finance 0.1%
Oritani Financial Corp.	341,788	5,926,604
Industrials 0.1%		5,679,679
Construction and engineering 0.1%
HC2 Holdings, Inc. (I)	907,297	5,679,679
Preferred securities 6.5%		$369,357,800
(Cost $363,246,086)
Consumer staples 0.7%		39,104,254
Food products 0.7%
Post Holdings, Inc., 5.250%	177,490	22,851,838
Tyson Foods, Inc., 4.750%	283,885	16,252,416
Financials 3.9%		222,201,954
Banks 2.4%
First Niagara Financial Group, Inc. (8.625% to 12-15-17, then 3 month LIBOR + 7.3270%)	177,250	4,830,063
First Tennessee Bank NA, 3.750% (S)	22,722	14,552,021
HSBC USA, Inc., 3.500%	483,999	10,749,618
Huntington Bancshares, Inc., 8.500%	10,450	14,107,500
M&T Bank Corp., Series A, 6.375%	12,080	12,321,600
Regions Financial Corp., 6.375%	370,170	9,468,949
SunTrust Banks, Inc., 4.000%	309,575	7,144,991
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	57,768
U.S. Bancorp, 3.500%	22,835	18,153,825
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	12,463,242
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	6,805,589
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,888,721
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	300,899	8,533,496
Zions Bancorporation, 7.900%	299,450	7,989,326
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,290,656
Diversified financial services 0.0%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	1,315	33,533
Insurance 0.3%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	451,807	14,218,366

SEE NOTES TO FUND'S INVESTMENTS15

Strategic Income Opportunities Fund

				Shares	Value
Financials (continued)
Real estate investment trusts 1.2%
	American Tower Corp., 5.250%			117,265	$12,142,791
	Colony Capital, Inc., 7.125%			180,025	4,041,561
	Crown Castle International Corp., 4.500%			202,218	21,562,505
	Welltower, Inc., 6.500%			72,050	4,246,627
	Weyerhaeuser Company, 6.375%			520,838	27,599,206
Telecommunication services 0.2%					9,329,432
Diversified telecommunication services 0.2%
	Frontier Communications Corp., 11.125%			96,538	9,329,432
Utilities 1.7%					98,722,160
Electric utilities 0.7%
	Exelon Corp., 6.500%			498,082	19,903,357
	NextEra Energy, Inc., 5.799%			326,348	17,286,654
	SCE Trust I, 5.625%			190,505	4,918,839
Gas utilities 0.3%
	The Laclede Group, Inc., 6.750%			264,392	14,805,952
Multi-utilities 0.7%
	Dominion Resources, Inc., 6.000%			320,729	17,383,512
	Dominion Resources, Inc., 6.375%			416,667	20,183,349
	Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)			166,294	4,240,497
	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0%					$8,225
(Cost $50)
Consumer discretionary 0.0%					8,225
Auto components 0.0%
Lear Corp., Series B (I)	8.750		12-01-16	940,000	8,225
				Notional par	Value
Purchased options 0.3%					$15,303,393
(Cost $13,733,457)
Put options 0.3%					15,303,393
Over the Counter Option on the EUR vs. CAD (Expiration Date: 9-26-16; Strike Price: EUR 1.39; Counterparty: US Bank NA) (I)				169,645,000	4,888,906
Over the Counter Option on the EUR vs. GBP (Expiration Date: 7-18-16; Strike Price: EUR 0.65; Counterparty: Bank of America International) (I)				79,405,000	594,147
Over the Counter Option on the EUR vs. GBP (Expiration Date: 7-20-16; Strike Price: EUR 0.65; Counterparty: Bank of America International) (I)				79,395,000	603,551
Over the Counter Option on the EUR vs. JPY (Expiration Date: 11-1-16; Strike Price: EUR 119.40; Counterparty: Standard Chartered Bank) (I)				163,120,000	2,604,985
Over the Counter Option on the EUR vs. SEK (Expiration Date: 11-2-16; Strike Price: EUR 9.00; Counterparty: Goldman Sachs & Company) (I)				81,555,000	1,813,210
Over the Counter Option on the EUR vs. USD (Expiration Date: 11-10-16; Strike Price: EUR 0.95; Counterparty: Deutsche Bank Securities) (I)				165,045,000	1,793,655
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-3-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)				210,515,000	2,048,732
Over the Counter Option on the USD vs. EUR (Expiration Date: 9-6-16; Strike Price: EUR 0.90; Counterparty: Royal Bank of Scotland) (I)				252,660,000	956,207

16SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Par value	Value
Short-term investments 1.0%		$55,675,044
(Cost $55,675,044)
Repurchase agreement 1.0%		55,675,044
Barclays Tri-Party Repurchase Agreement dated 11-30-15 at 0.100% to be repurchased at $53,802,149 on 12-1-15, collateralized by $54,161,900 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $54,878,268, including interest)	53,802,000	53,802,000
Repurchase Agreement with State Street Corp. dated 11-30-15 at 0.000% to be repurchased at $1,873,044 on 12-1-15, collateralized by $1,888,700 U.S. Treasury Notes, 1.500% due 8-31-18 to 12-31-18 (valued at $1,911,503, including interest)	1,873,044	1,873,044
Total investments (Cost $5,729,515,247)† 97.8%		$5,598,253,470
Other assets and liabilities, net 2.2%		$123,364,168
Total net assets 100.0%		$5,721,617,638

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $937,075,605 or 16.4% of the fund's net assets as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $5,760,398,096. Net unrealized depreciation aggregated $162,144,626, of which $122,734,823 related to appreciated investment securities and $284,879,449 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 11-30-15:

United States	70.1
Canada	5.6
Australia	4.5
New Zealand	4.0
Mexico	3.2
Singapore	3.1
Philippines	3.0
Sweden	1.7
Norway	1.6
Germany	1.0
Other Countries	2.2
Total	100.0%

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,678,622,786	—	$2,678,622,786	—
Foreign government obligations	1,245,033,467	—	1,245,033,467	—
Capital preferred securities	70,878,894	—	70,878,894	—
Convertible bonds	126,501,938	—	126,501,938	—
Municipal bonds	172,464,373	—	172,464,373	—
Term loans	76,661,509	—	76,661,509	—
Collateralized mortgage obligations	303,459,359	—	303,459,359	—
Asset backed securities	288,367,994	—	288,367,994	—
Common stocks	195,918,688	$195,918,688	—	—
Preferred securities	369,357,800	327,713,444	41,644,356	—
Escrow certificates	8,225	—	—	$8,225
Purchased options	15,303,393	—	15,303,393	—
Short-term investments	55,675,044	—	55,675,044	—
Total investments in securities	$5,598,253,470	$523,632,132	$5,074,613,113	$8,225
Other financial instruments:
Futures	($544,079)	($544,079)	—	—
Forward foreign currency contracts	(24,100,064)	—	($24,100,064)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

18

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2015, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at November 30, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	1,749	Short	Mar 2016	($268,801,921)	($269,346,000)	($544,079)
						($544,079)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies. The following table summarizes the contracts held at November 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	84,170,000	CAD	78,804,583	Royal Bank of Canada	12/16/2015	$1,817,728	—	$1,817,728
AUD	337,080,000	JPY	29,336,038,519	Goldman Sachs Bank USA	12/16/2015	5,189,958	—	5,189,958
AUD	40,297,984	NZD	44,190,510	Australia and New Zealand Banking Group	12/16/2015	60,999	—	60,999
AUD	12,700,000	USD	9,147,632	Australia and New Zealand Banking Group	12/16/2015	30,076	—	30,076
CAD	78,817,630	AUD	84,170,000	Goldman Sachs Bank USA	12/16/2015	—	($1,807,959)	(1,807,959)
CAD	31,135,526	EUR	21,120,000	Bank of Nova Scotia	12/16/2015	991,502	—	991,502
CAD	173,984,647	EUR	122,370,000	Citibank N.A.	12/16/2015	940,819	—	940,819
CAD	61,935,524	EUR	42,130,000	Goldman Sachs Bank USA	12/16/2015	1,848,026	—	1,848,026
CAD	206,024,752	EUR	143,505,000	HSBC Bank USA	12/16/2015	2,593,807	—	2,593,807
CAD	94,036,780	EUR	63,420,000	U.S. Bank	12/16/2015	3,382,978	—	3,382,978
CAD	55,247,562	NZD	63,050,000	Royal Bank of Canada	12/16/2015	—	(94,045)	(94,045)
CAD	991,592,146	USD	751,255,000	Royal Bank of Canada	12/16/2015	—	(8,760,843)	(8,760,843)
EUR	122,370,000	CAD	173,422,152	Citibank N.A.	12/16/2015	—	(519,630)	(519,630)
EUR	84,370,000	CAD	124,683,642	Goldman Sachs Bank USA	12/16/2015	—	(4,188,252)	(4,188,252)
EUR	143,505,000	CAD	205,744,503	HSBC Bank USA	12/16/2015	—	(2,383,959)	(2,383,959)
EUR	79,835,000	CAD	118,388,657	Royal Bank of Canada	12/16/2015	—	(4,267,831)	(4,267,831)
EUR	87,655,000	SGD	137,951,214	Goldman Sachs Bank USA	12/16/2015	—	(5,108,571)	(5,108,571)

19

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	1,004,012	USD	1,109,383	Goldman Sachs Bank USA	12/16/2015	—	(48,208)	(48,208)
JPY	17,793,501,790	AUD	210,075,000	Goldman Sachs Bank USA	12/16/2015	—	(7,210,867)	(7,210,867)
JPY	10,638,396,702	AUD	127,005,000	Morgan Stanley Capital Services, Inc.	12/16/2015	—	(5,326,677)	(5,326,677)
JPY	904,140,026	USD	7,352,202	Goldman Sachs Bank USA	12/16/2015	—	(4,616)	(4,616)
NZD	71,527,830	AUD	66,000,000	Australia and New Zealand Banking Group	12/16/2015	—	(657,136)	(657,136)
NZD	116,033,922	AUD	107,680,000	Goldman Sachs Bank USA	12/16/2015	—	(1,509,323)	(1,509,323)
NZD	63,050,000	CAD	54,958,079	HSBC Bank USA	12/16/2015	310,807	—	310,807
NZD	64,395,000	CAD	53,286,862	Royal Bank of Canada	12/16/2015	2,446,694	—	2,446,694
NZD	55,055,000	SGD	50,562,695	Goldman Sachs Bank USA	12/16/2015	375,751	—	375,751
NZD	9,490,000	SGD	8,713,433	State Street Bank and Trust Company	12/16/2015	66,338	—	66,338
NZD	71,835,000	USD	46,985,895	Australia and New Zealand Banking Group	12/16/2015	254,145	—	254,145
NZD	45,200,000	USD	29,588,146	Citibank N.A.	12/16/2015	136,220	—	136,220
NZD	81,560,000	USD	54,205,428	Goldman Sachs Bank USA	12/16/2015	—	(570,046)	(570,046)
NZD	84,575,000	USD	56,095,584	HSBC Bank USA	12/16/2015	—	(477,482)	(477,482)
NZD	40,765,000	USD	27,302,766	Standard Chartered Bank	12/16/2015	—	(494,940)	(494,940)
NZD	44,320,000	USD	29,334,802	State Street Bank and Trust Company	12/16/2015	—	(189,141)	(189,141)
NZD	33,900,000	USD	22,182,465	U.S. Bank	12/16/2015	110,809	—	110,809
SGD	51,500,000	EUR	32,427,055	Citibank N.A.	12/16/2015	2,220,349	—	2,220,349
SGD	89,600,000	EUR	56,231,957	Goldman Sachs Bank USA	12/16/2015	4,058,321	—	4,058,321
SGD	89,500,000	NZD	96,012,530	Citibank N.A.	12/16/2015	281,340	—	281,340
SGD	92,840,136	USD	64,795,000	Standard Chartered Bank	12/16/2015	992,845	—	992,845
USD	229,034,143	AUD	325,083,521	Australia and New Zealand Banking Group	12/16/2015	—	(5,888,821)	(5,888,821)
USD	659,506,372	CAD	865,536,225	Royal Bank of Canada	12/16/2015	11,401,619	—	11,401,619
USD	42,000,914	EUR	37,535,000	HSBC Bank USA	12/16/2015	2,328,863	—	2,328,863
USD	26,670,347	GBP	17,361,642	HSBC Bank USA	12/16/2015	521,622	—	521,622
USD	110,073,340	NOK	913,839,876	Goldman Sachs Bank USA	12/16/2015	4,942,821	—	4,942,821
USD	5,690,672	NOK	49,321,056	State Street Bank and Trust Company	12/16/2015	16,650	—	16,650
USD	118,027,559	NZD	180,386,226	Australia and New Zealand Banking Group	12/16/2015	—	(597,799)	(597,799)
USD	54,505,325	NZD	81,560,000	HSBC Bank USA	12/16/2015	869,942	—	869,942
USD	27,418,131	NZD	40,765,000	Standard Chartered Bank	12/16/2015	610,305	—	610,305
USD	536,111,435	NZD	849,272,080	State Street Bank and Trust Company	12/16/2015	—	(22,385,776)	(22,385,776)
USD	22,263,825	NZD	33,900,000	U.S. Bank	12/16/2015	—	(29,449)	(29,449)
USD	116,969,841	SEK	982,976,974	Citibank N.A.	12/16/2015	4,216,531	—	4,216,531
USD	391,169,643	SGD	557,041,218	HSBC Bank USA	12/16/2015	—	(3,557,713)	(3,557,713)
USD	116,835,000	SGD	166,344,159	Standard Chartered Bank	12/16/2015	—	(1,038,845)	(1,038,845)
						$53,017,865	($77,117,929)	($24,100,064)

Currency abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
JPY	Japanese Yen	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

20

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2015, the fund used purchased options to manage against anticipated currency exchange rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

21

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	356Q1	11/15
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.		1/16

John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsEmerging Markets Debt Fund

As of 11-30-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 63.3%					$350,007,262
(Cost $398,396,044)
Argentina 0.9%					4,986,798
YPF SA (S)	8.500		07-28-25	5,200,000	4,986,798
Brazil 9.0%					49,891,887
Banco BTG Pactual SA	5.750		09-28-22	4,200,000	2,478,000
Banco BTG Pactual SA (8.750% to 9-18-19, then 5 Year CMT + 6.978%) (Q)(S)	8.750		09-18-19	3,300,000	2,112,000
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250		04-15-24	3,340,000	1,751,830
Braskem Finance, Ltd. (Q)(S)	7.375		12-11-15	4,800,000	3,984,000
Centrais Eletricas Brasileiras SA (S)	5.750		10-27-21	5,000,000	4,200,000
Cia Brasileira de Aluminio (S)	4.750		06-17-24	4,650,000	4,016,438
GTL Trade Finance, Inc. (S)	7.250		04-16-44	4,650,000	3,441,000
Odebrecht Finance, Ltd. (Q)(S)	7.500		01-04-16	3,865,000	2,492,925
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625		10-01-22	2,312,145	670,522
Petrobras Global Finance BV	6.750		01-27-41	14,702,000	10,070,870
Petrobras Global Finance BV	6.850		06-05-2115	10,600,000	7,209,060
Vale Overseas, Ltd.	6.875		11-21-36	3,660,000	2,712,792
Votorantim Cimentos SA	7.250		04-05-41	5,900,000	4,752,450
Chile 2.0%					10,974,781
Corp. Nacional del Cobre de Chile	5.625		09-21-35	2,500,000	2,440,638
Empresa de Transporte de Pasajeros Metro SA (S)	4.750		02-04-24	2,300,000	2,395,480
Empresa Electrica Angamos SA (S)	4.875		05-25-29	6,000,000	5,403,264
Empresa Nacional del Petroleo	5.250		08-10-20	700,000	735,399
China 0.9%					5,066,645
CNOOC Finance 2012, Ltd. (S)	3.875		05-02-22	1,050,000	1,074,612
Geely Automobile Holdings, Ltd. (S)	5.250		10-06-19	3,300,000	3,374,250
Sinopec Group Overseas Development 2012, Ltd.	3.900		05-17-22	600,000	617,783
Colombia 1.8%					10,035,050
Ecopetrol SA	5.875		09-18-23	1,350,000	1,336,500
Ecopetrol SA	5.875		05-28-45	4,950,000	3,885,750
Grupo Aval, Ltd.	4.750		09-26-22	3,200,000	3,012,800
Pacific Exploration and Production Corp. (S)	5.125		03-28-23	4,800,000	1,416,000
Pacific Exploration and Production Corp. (S)	5.375		01-26-19	1,200,000	384,000
Costa Rica 1.4%					7,525,750
Banco Nacional de Costa Rica	6.250		11-01-23	2,500,000	2,443,750
Instituto Costarricense de Electricidad	6.375		05-15-43	6,600,000	5,082,000
Guatemala 0.5%					2,543,750
Agromercantil Senior Trust (S)	6.250		04-10-19	2,500,000	2,543,750
India 0.7%					4,131,000
Vedanta Resources PLC (S)	7.125		05-31-23	4,100,000	2,767,500
Vedanta Resources PLC	7.125		05-31-23	2,020,000	1,363,500
Indonesia 6.7%					37,181,787
Majapahit Holding BV	7.750		01-20-20	870,000	978,750
Pelabuhan Indonesia III PT (S)	4.875		10-01-24	7,100,000	6,798,250
Pertamina Persero PT (S)	6.000		05-03-42	17,800,000	15,107,056
Pertamina Persero PT (S)	6.450		05-30-44	9,700,000	8,766,356
Perusahaan Listrik Negara PT (S)	5.250		10-24-42	6,850,000	5,531,375
Israel 2.0%					10,807,600
Israel Electric Corp., Ltd. (S)	5.000		11-12-24	6,000,000	6,210,000
Israel Electric Corp., Ltd. (S)	6.875		06-21-23	4,000,000	4,597,600

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Kazakhstan 1.2%						$6,701,887
KazAgro National Management Holding JSC (S)	4.625		05-24-23		2,550,000	2,169,387
Kazakhstan Temir Zholy Finance BV (S)	6.375		10-06-20		600,000	601,950
Zhaikmunai LLP (S)	6.375		02-14-19		2,600,000	2,198,300
Zhaikmunai LLP (S)	7.125		11-13-19		2,050,000	1,732,250
Luxembourg 1.3%						6,975,375
Altice Finco SA (S)	8.125		01-15-24		2,600,000	2,476,500
Millicom International Cellular SA (S)	6.625		10-15-21		4,650,000	4,498,875
Mauritius 1.0%						5,533,500
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24		5,950,000	5,533,500
Mexico 14.9%						82,361,413
Alpek SAB de CV	4.500		11-20-22		4,850,000	4,722,688
America Movil SAB de CV	7.125		12-09-24	MXN	105,000,000	6,177,793
Banco Nacional de Comercio Exterior SNC (S)	4.375		10-14-25		7,200,000	7,136,640
BBVA Bancomer SA	6.500		03-10-21		3,700,000	4,000,625
Cemex SAB de CV (S)	6.125		05-05-25		5,900,000	5,411,480
Credito Real SAB de CV (S)	7.500		03-13-19		6,720,000	6,854,400
Grupo Televisa SAB	8.500		03-11-32		1,200,000	1,453,848
Mexichem SAB de CV (S)	4.875		09-19-22		1,800,000	1,827,000
Mexichem SAB de CV (S)	5.875		09-17-44		3,300,000	2,842,125
Mexichem SAB de CV (S)	6.750		09-19-42		1,600,000	1,530,000
Mexichem SAB de CV	6.750		09-19-42		300,000	286,875
Nemak SAB de CV (S)	5.500		02-28-23		6,220,000	6,344,400
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		4,000,000	4,020,000
Office Depot de Mexico SA de CV	6.875		09-20-20		150,000	150,750
Petroleos Mexicanos	5.500		01-21-21		1,710,000	1,793,363
Petroleos Mexicanos	6.625		06-15-35		10,880,000	10,610,176
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		8,950,000	8,547,250
Trust F/1401 (S)	5.250		12-15-24		1,850,000	1,887,000
Trust F/1401 (S)	6.950		01-30-44		6,600,000	6,765,000
Netherlands 0.4%						2,288,069
VimpelCom Holdings BV (S)	7.504		03-01-22		2,230,000	2,288,069
Paraguay 0.2%						938,750
Telefonica Celular del Paraguay SA	6.750		12-13-22		1,000,000	938,750
Peru 2.5%						14,026,838
Abengoa Transmision Sur SA (S)	6.875		04-30-43		5,250,000	5,446,875
Banco de Credito del Peru (6.125% to 4-15-22, then 3 month LIBOR + 7.043%)	6.125		04-24-27		2,900,000	3,040,650
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (S)	5.250		09-22-29		2,300,000	2,277,000
San Miguel Industrias Pet SA (S)	7.750		11-06-20		3,175,000	3,262,313
Russia 7.2%						39,826,016
EDC Finance, Ltd.	4.875		04-17-20		3,150,000	2,757,573
EuroChem Mineral & Chemical Company OJSC	5.125		12-12-17		2,850,000	2,878,739
Gazprom Neft OAO (S)	4.375		09-19-22		2,700,000	2,430,000
Lukoil International Finance BV	4.563		04-24-23		370,000	338,534
Lukoil International Finance BV	4.563		04-24-23		2,250,000	2,058,750
Metalloinvest Finance, Ltd.	5.625		04-17-20		4,000,000	3,892,212
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20		4,300,000	4,332,250
MMC Norilsk Nickel OJSC (S)	6.625		10-14-22		4,000,000	4,110,960
Mobile Telesystems OJSC (S)	8.625		06-22-20		2,650,000	2,954,962
Rosneft Oil Company (S)	4.199		03-06-22		2,900,000	2,617,250
Russian Agricultural Bank OJSC (S)	5.100		07-25-18		2,200,000	2,198,350
Russian Agricultural Bank OJSC	7.750		05-29-18		600,000	636,000
Sberbank of Russia (S)	6.125		02-07-22		200,000	205,250

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Russia (continued)
Sberbank of Russia	6.125		02-07-22		2,500,000	$2,565,636
Severstal OAO	5.900		10-17-22		3,350,000	3,284,638
Vnesheconombank	6.902		07-09-20		2,475,000	2,564,912
South Africa 0.4%						2,124,000
AngloGold Ashanti Holdings PLC	8.500		07-30-20		2,000,000	2,124,000
Thailand 0.8%						4,459,559
PTT Global Chemical PCL (S)	4.250		09-19-22		1,400,000	1,438,720
PTTEP Canada International Finance, Ltd. (S)	6.350		06-12-42		2,600,000	3,020,839
Turkey 4.0%						22,394,957
Export Credit Bank of Turkey (S)	5.000		09-23-21		8,600,000	8,533,350
KOC Holding AS (S)	3.500		04-24-20		200,000	192,904
KOC Holding AS	3.500		04-24-20		1,600,000	1,543,224
TC Ziraat Bankasi AS (S)	4.250		07-03-19		4,500,000	4,465,260
Turkcell Iletisim Hizmetleri AS (S)	5.750		10-15-25		4,100,000	4,019,804
Turkiye Garanti Bankasi AS (S)	5.250		09-13-22		3,650,000	3,640,415
Venezuela 3.5%						19,231,850
Petroleos de Venezuela SA	9.750		05-17-35		40,150,000	19,231,850
Foreign government obligations 32.6%						$180,474,836
(Cost $188,434,533)
Angola 0.8%						4,406,380
Republic of Angola Bond (S)	9.500		11-12-25		4,400,000	4,406,380
Argentina 5.4%						30,013,290
City of Buenos Aires Bond (S)	8.950		02-19-21		800,000	846,000
Provincia de Buenos Aires Bond (S)	9.950		06-09-21		5,600,000	5,880,000
Republic of Argentina Bond (H)	8.280		12-31-33		20,792,224	23,287,290
Bahrain 0.4%						2,006,000
Kingdom of Bahrain Bond (S)	6.125		08-01-23		2,000,000	2,006,000
Bolivia 0.1%						824,000
Republic of Bolivia Bond	4.875		10-29-22		800,000	824,000
Brazil 1.7%						9,377,896
Federative Republic of Brazil
Bond	5.625		01-07-41		4,300,000	3,429,250
Note	10.000		01-01-21	BRL	27,000,000	5,948,646
Chile 0.5%						2,939,625
Republic of Chile Bond	3.625		10-30-42		3,350,000	2,939,625
Colombia 2.0%						11,218,275
Republic of Colombia
Bond	4.000		02-26-24		7,400,000	7,233,500
Bond	4.375		07-12-21		500,000	510,750
Bond	5.000		06-15-45		2,000,000	1,750,000
Bond	5.625		02-26-44		1,810,000	1,724,025
Costa Rica 0.2%						886,250
Republic of Costa Rica Bond	4.250		01-26-23		1,000,000	886,250

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Croatia 0.4%						$1,959,069
Republic of Croatia Bond	5.500		04-04-23		1,900,000	1,959,069
Dominican Republic 0.9%						5,092,250
Government of Dominican Republic
Bond	5.875		04-18-24		3,500,000	3,526,250
Bond	7.500		05-06-21		1,450,000	1,566,000
Egypt 0.5%						2,573,250
Arab Republic of Egypt Bond (S)	5.875		06-11-25		3,000,000	2,573,250
Ghana 0.5%						2,947,000
Republic of Ghana Bond (S)	10.750		10-14-30		2,800,000	2,947,000
Hungary 2.6%						14,415,565
Republic of Hungary
Bond	5.375		02-21-23		4,700,000	5,165,065
Bond	5.375		03-25-24		8,400,000	9,250,500
Indonesia 1.6%						8,713,410
Republic of Indonesia
Bond (S)	5.375		10-17-23		2,650,000	2,788,235
Bond	5.875		01-15-24		1,100,000	1,190,375
Bond	6.625		02-17-37		4,450,000	4,734,800
Jamaica 0.5%						2,725,000
Government of Jamaica Bond	7.625		07-09-25		2,500,000	2,725,000
Kazakhstan 0.6%						3,135,805
Republic of Kazakhstan Bond (S)	5.125		07-21-25		3,100,000	3,135,805
Kenya 0.5%						2,961,563
Republic of Kenya Bond (S)	6.875		06-24-24		3,250,000	2,961,563
Mexico 4.8%						26,467,832
Government of Mexico
Bond	4.600		01-23-46		11,364,000	10,426,470
Bond	5.550		01-21-45		1,100,000	1,155,000
Bond	7.750		05-29-31	MXN	222,440,400	14,886,362
Namibia 0.6%						3,304,596
Republic of Namibia Bond (S)	5.250		10-29-25		3,400,000	3,304,596
Panama 1.6%						8,921,625
Republic of Panama
Bond	4.000		09-22-24		3,800,000	3,828,500
Bond	6.700		01-26-36		3,050,000	3,698,125
Bond	8.875		09-30-27		1,000,000	1,395,000
Peru 0.5%						2,607,000
Republic of Peru Bond	6.550		03-14-37		2,200,000	2,607,000
Philippines 0.4%						2,492,965
Republic of Philippines Bond	5.500		03-30-26		2,100,000	2,492,965

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^	Value
Turkey 4.3%					$23,637,315
Republic of Turkey
Bond	4.250		04-14-26	5,000,000	4,737,500
Bond	6.000		01-14-41	7,650,000	7,814,475
Bond	6.250		09-26-22	3,560,000	3,907,100
Bond	6.875		03-17-36	6,400,000	7,178,240
Uruguay 1.2%					6,848,875
Republic of Uruguay
Bond	4.375		10-27-27	650,000	645,125
Bond	5.100		06-18-50	3,700,000	3,311,500
Bond	7.625		03-21-36	2,300,000	2,892,250
U.S. Government and Agency obligations 1.0%					$5,866,170
(Cost $6,107,452)
U.S. Government 1.0%					5,866,170
U.S. Treasury Bond	2.875		08-15-45	6,000,000	5,866,170
			Yield (%)	Shares	Value
Short-term investments 1.4%					$7,581,421
(Cost $7,581,421)
Money market funds 0.1%					218,421
JPMorgan U.S. Treasury Plus Money Market Fund			0.0000(Y)	218,421	218,421
				Par value	Value
Repurchase agreement 1.3%					$7,363,000
Barclays Tri-Party Repurchase Agreement dated 11-30-15 at 0.100% to be repurchased at $7,363,020 on 12-1-15, collateralized by $7,195,200 U.S. Treasury Inflation Indexed Notes, 0.250% - 1.625%, due 1-15-18 to 1-15-25 (valued at $7,510,310, including interest)				7,363,000	7,363,000
Total investments (Cost $600,519,450)† 98.3%					$543,929,689
Other assets and liabilities, net 1.7%					$9,317,211
Total net assets 100.0%					$553,246,900

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(H)	Non-income producing - Issuer is in default.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $252,932,633 or 45.7% of the fund's net assets as of 11-30-15.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $603,216,903. Net unrealized depreciation aggregated $59,287,214, of which $7,303,558 related to appreciated investment securities and $66,590,772 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at November 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	53,045,000	USD	13,397,860	Goldman Sachs International	12/16/2015	$251,715	—	$251,715
COP	17,567,000,000	USD	5,500,000	Goldman Sachs International	12/4/2015	85,955	—	85,955
EUR	39,375,000	USD	42,295,771	Deutsche Bank AG	12/16/2015	—	($672,904)	(672,904)
MXN	90,000,000	USD	5,308,889	BMO Capital Markets	12/16/2015	114,345	—	114,345

7

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
MXN	93,700,000	USD	5,635,548	Citigroup, Inc.	12/16/2015	10,642	—	10,642
MYR	11,000,000	USD	2,663,438	HSBC Bank PLC	12/16/2015	—	(86,391)	(86,391)
TRY	16,100,000	USD	5,350,118	Standard Chartered Bank PLC	12/16/2015	151,387	—	151,387
USD	8,096,944	BRL	31,925,000	Goldman Sachs International	12/16/2015	—	(118,018)	(118,018)
USD	5,614,254	COP	17,567,000,000	Goldman Sachs International	12/4/2015	28,299	—	28,299
USD	43,345,707	EUR	39,375,000	Deutsche Bank AG	12/16/2015	1,722,837	—	1,722,837
USD	5,634,667	MXN	93,700,000	Citigroup, Inc.	12/16/2015	—	(11,523)	(11,523)
USD	5,460,959	TRY	16,100,000	Standard Chartered Bank PLC	12/16/2015	—	(40,546)	(40,546)
USD	2,805,617	ZAR	37,400,000	Standard Chartered Bank PLC	12/15/2015	225,293	—	225,293
ZAR	37,400,000	USD	2,715,990	Standard Chartered Bank PLC	12/15/2015	—	(135,666)	(135,666)
						$2,590,473	($1,065,048)	$1,525,425

Currency abbreviation
BRL	Brazilian Real	MYR	Malaysian Ringgit
COP	Colombian Peso	TRY	Turkish Lira
EUR	Euro	USD	U.S. Dollar
MXN	Mexican Peso	ZAR	South African Rand

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	358Q1	11/15
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.		1/16

John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsEmerging Markets Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 98.1%		$1,718,607,247
(Cost $1,851,940,320)
Australia 0.0%		257,672
MMG, Ltd. (I)(L)	1,240,000	257,672
Brazil 5.6%		98,098,753
AES Tiete SA	62,293	212,303
Aliansce Shopping Centers SA	62,169	181,913
Alupar Investimento SA	31,500	115,409
Ambev SA	701,300	3,371,028
Ambev SA, ADR	1,240,917	5,919,174
Arezzo Industria e Comercio SA	46,291	262,772
B2W Cia Digital (I)	79,565	302,923
Banco Alfa de Investimento SA	10,300	16,372
Banco Bradesco SA	284,922	1,763,108
Banco do Brasil SA	393,874	1,653,382
Banco Santander Brasil SA	36,200	138,018
Banco Santander Brasil SA, ADR (L)	79,533	300,635
BB Seguridade Participacoes SA	318,236	2,131,803
BM&FBovespa SA	675,824	1,980,694
BR Malls Participacoes SA	321,913	1,063,202
Brasil Brokers Participacoes SA (I)	176,643	68,483
Brasil Insurance Participacoes e Administracao SA	1,860	9,606
Brasil Pharma SA (I)	697	2,701
Braskem SA, ADR (L)	93,576	1,257,661
BRF SA	212,400	3,017,446
BRF SA, ADR (L)	198,233	2,822,838
CCR SA	517,856	1,711,359
Centrais Eletricas Brasileiras SA (I)	91,800	137,183
Centrais Eletricas Brasileiras SA, ADR (I)	74,612	105,203
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	40,402	105,853
CETIP SA - Mercados Organizados	203,334	1,931,897
Cia Brasileira de Distribuicao, ADR (L)	113,362	1,423,827
Cia de Locacao das Americas	700	622
Cia de Saneamento Basico do Estado de Sao Paulo	157,292	767,196
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (L)	100,753	486,637
Cia de Saneamento de Minas Gerais-COPASA	57,300	241,998
Cia Energetica de Minas Gerais	54,904	93,629
Cia Energetica de Minas Gerais, ADR	423,864	724,807
Cia Hering	222,100	864,809
Cia Paranaense de Energia	17,200	85,217
Cia Paranaense de Energia, ADR (L)	68,270	503,150
Cia Siderurgica Nacional SA	502,376	710,884
Cia Siderurgica Nacional SA, ADR (L)	259,126	367,959
Cielo SA	342,459	3,101,009
Contax Participacoes SA	15,550	2,769
Cosan Logistica SA	111,000	28,385
Cosan SA Industria e Comercio	83,400	518,339
CPFL Energia SA (I)	120,520	489,494
CPFL Energia SA, ADR (I)(L)	18,039	146,837
CR2 Empreendimentos Imobiliarios SA	28,800	8,887
Cyrela Brazil Realty SA Empreendimentos e Participacoes	284,395	542,569
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	4,965
Dimed Sa Distribuidora Da Medicamentos	300	19,542
Direcional Engenharia SA	115,025	103,069

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Duratex SA	292,306	$505,535
EcoRodovias Infraestrutura e Logistica SA	228,616	308,436
EDP - Energias do Brasil SA	275,072	842,614
Embraer SA	49,300	386,450
Embraer SA, ADR	68,506	2,143,553
Equatorial Energia SA	186,437	1,689,784
Estacio Participacoes SA	197,622	683,776
Eternit SA	148,398	85,078
Even Construtora e Incorporadora SA	295,800	311,590
EZ Tec Empreendimentos e Participacoes SA	67,009	226,675
Fibria Celulose SA, ADR (L)	171,816	2,499,923
Fleury SA	42,600	178,267
Gafisa SA (I)	339,922	217,471
Gafisa SA, ADR (I)(L)	74,154	91,951
Gerdau SA	105,528	113,027
Gerdau SA, ADR (L)	647,018	1,022,288
Gol Linhas Aereas Inteligentes SA, ADR	8,533	6,886
Grendene SA	75,801	333,759
Guararapes Confeccoes SA	7,494	96,384
Helbor Empreendimentos SA	188,760	87,361
Hypermarcas SA (I)	153,632	887,332
Iguatemi Empresa de Shopping Centers SA	54,100	302,463
Industrias Romi SA	30,200	16,917
International Meal Company Alimentacao SA (I)	43,300	39,375
Iochpe-Maxion SA	98,076	368,500
Itau Unibanco Holding SA	159,277	1,041,628
Itau Unibanco Holding SA, ADR	185,704	1,314,784
JBS SA	758,639	2,429,986
JHSF Participacoes SA (I)	127,200	44,680
Joao Fortes Engenharia SA (I)	675	474
JSL SA	70,300	160,237
Kepler Weber SA	11,400	50,765
Klabin SA	224,245	1,374,241
Kroton Educacional SA	764,172	1,822,283
Light SA	78,903	220,140
Linx SA	6,600	82,242
Localiza Rent a Car SA	192,718	1,321,584
Log-in Logistica Intermodal SA (I)	65,400	21,588
Lojas Americanas SA	143,575	444,698
Lojas Renner SA	578,750	2,612,152
LPS Brasil Consultoria de Imoveis SA	46,600	24,908
M Dias Branco SA	24,729	459,757
Magnesita Refratarios SA (I)	282,565	217,007
Mahle-Metal Leve SA Industria e Comercio	46,200	316,508
Marcopolo SA	16,000	9,068
Marfrig Global Foods SA (I)	408,330	619,660
Marisa Lojas SA	53,540	82,933
Mills Estruturas e Servicos de Engenharia SA (I)	81,217	71,295
Minerva SA (I)	146,200	430,994
MRV Engenharia e Participacoes SA	387,304	825,281
Multiplan Empreendimentos Imobiliarios SA	22,444	246,548
Multiplus SA	65,097	634,792
Natura Cosmeticos SA	153,935	841,460

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Odontoprev SA	295,670	$760,190
Oi SA (I)	90,181	67,277
Oi SA, ADR (I)	1,220	970
Paranapanema SA (I)	216,600	126,428
PDG Realty SA Empreendimentos e Participacoes (I)	26,353	10,250
Petroleo Brasileiro SA (I)	65,083	157,460
Petroleo Brasileiro SA, ADR (I)	676,971	2,619,878
Petroleo Brasileiro SA, ADR (I)(L)	534,505	2,549,589
Porto Seguro SA	58,348	490,337
Profarma Distribuidora de Produtos Farmaceuticos SA (I)	19,000	27,623
QGEP Participacoes SA	93,000	142,312
Qualicorp SA	222,657	849,146
Raia Drogasil SA	124,576	1,274,959
Restoque Comercio e Confeccoes de Roupas SA (I)	98,397	51,587
Rodobens Negocios Imobiliarios SA	40,800	47,226
Rumo Logistica Operadora Multimodal SA (I)	78,544	121,620
Santos Brasil Participacoes SA	55,608	210,559
Sao Carlos Empreendimentos e Participacoes SA	53,300	291,294
Sao Martinho SA	56,700	702,951
SLC Agricola SA	77,400	344,215
Smiles SA	48,700	450,022
Somos Educacao SA	57,000	201,316
Sonae Sierra Brasil SA	28,236	118,368
Springs Global Participacoes SA (I)	26,797	20,923
Sul America SA	276,288	1,536,711
Technos SA	13,800	13,125
Tecnisa SA	81,200	54,304
Tegma Gestao Logistica	29,178	30,207
Telefonica Brasil SA, ADR	47,418	444,781
Tereos Internacional SA (I)	190	1,071
Tim Participacoes SA	206,600	407,397
Tim Participacoes SA, ADR (L)	76,789	766,354
TOTVS SA	154,857	1,338,293
TPI - Triunfo Participacoes e Investimentos SA	60,690	49,107
Tractebel Energia SA	81,935	707,067
Transmissora Alianca de Energia Eletrica SA	113,511	516,526
Trisul SA	30,607	17,978
Ultrapar Participacoes SA	80,702	1,305,855
Ultrapar Participacoes SA, ADR	195,658	3,130,528
Usinas Siderurgicas de Minas Gerais SA	62,544	105,183
Vale SA	26,900	91,085
Vale SA, ADR (L)	194,730	656,240
Vale SA, ADR, A Shares	95,351	255,541
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	107,854	1,198,218
Vanguarda Agro SA (I)	6,543	22,514
WEG SA	210,840	827,514
Chile 1.5%		26,423,682
AES Gener SA	1,330,178	582,226
Aguas Andinas SA, Class A	1,696,184	856,911
Banco de Chile	776,235	77,444
Banco de Chile, ADR (L)	14,238	852,571
Banco de Credito e Inversiones	27,271	1,001,815

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Chile (continued)
Banco Santander Chile	7,525,037	$338,637
Banco Santander Chile, ADR	39,418	712,677
Banmedica SA	33,114	49,397
Besalco SA	274,576	88,707
Bupa Chile SA	16,089	12,230
CAP SA	77,568	205,417
Cementos BIO BIO SA	2,795	1,986
Cencosud SA	367,267	811,391
Cencosud SA, ADR (L)	17,083	108,477
Cia Cervecerias Unidas SA	44,820	504,447
Cia Cervecerias Unidas SA, ADR	21,542	480,387
Cia Sud Americana de Vapores SA (I)	14,432,090	300,338
Cintac SA	78,352	9,483
Colbun SA	3,991,677	1,008,224
Corpbanca SA	110,253,426	954,246
Corpbanca SA, ADR	13,087	166,728
Cristalerias de Chile SA	62,943	402,989
E.CL SA	460,179	619,985
Embotelladora Andina SA, ADR, Series A	300	4,740
Embotelladora Andina SA, ADR, Series B	6,027	112,825
Empresa Nacional de Electricidad SA	904,720	1,070,651
Empresa Nacional de Electricidad SA, ADR (L)	15,602	557,928
Empresa Nacional de Telecomunicaciones SA	131,137	1,197,762
Empresas AquaChile SA (I)	57,292	15,707
Empresas CMPC SA	404,896	848,150
Empresas COPEC SA	80,604	693,022
Empresas Hites SA	44,774	15,109
Empresas La Polar SA (I)	55,116	1,925
Enersis SA	601,874	147,557
Enersis SA, ADR	296,203	3,631,449
Forus SA	76,921	194,430
Gasco SA	205,147	1,240,634
Grupo Security SA	593,749	162,880
Inversiones Aguas Metropolitanas SA	563,601	789,967
Inversiones La Construccion SA	17,787	191,349
Latam Airlines Group SA (I)	46,383	254,476
Latam Airlines Group SA, ADR (I)(L)	169,270	934,370
Masisa SA	4,377,608	104,636
Molibdenos y Metales SA (I)	7,542	41,419
Multiexport Foods SA	72,522	6,538
Parque Arauco SA	471,560	710,113
PAZ Corp., SA	115,321	52,726
Ripley Corp. SA	790,262	292,274
SACI Falabella	94,655	569,718
Salfacorp SA	66,565	37,147
Sigdo Koppers SA	190,206	220,775
Sociedad Matriz SAAM SA	7,992,669	492,257
Sociedad Quimica y Minera de Chile SA, ADR (L)	29,589	496,799
Socovesa SA	610,504	104,900
Sonda SA	306,446	506,834
Tech Pack SA (I)	91,088	26,888
Vina Concha y Toro SA	291,449	433,805
Vina Concha y Toro SA, ADR	311	8,941

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Fund

	Shares	Value
Chile (continued)
Vina San Pedro Tarapaca SA	12,702,305	$106,268
China 10.1%		177,704,510
361 Degrees International, Ltd.	328,000	125,174
AAC Technologies Holdings, Inc.	271,500	1,908,410
Agile Property Holdings, Ltd.	1,073,250	575,415
Agricultural Bank of China, Ltd., H Shares	4,810,000	1,844,482
Air China, Ltd., H Shares	130,000	104,562
Aluminum Corp. of China, Ltd., ADR (I)	22,376	180,351
Angang Steel Company, Ltd., H Shares	306,000	119,562
Anhui Conch Cement Company, Ltd., H Shares	159,500	435,594
Anhui Expressway Company, Ltd., H Shares	258,000	217,105
Anhui Tianda Oil Pipe Company, Ltd., H Shares	97,000	17,992
ANTA Sports Products, Ltd.	398,000	1,208,992
Anton Oilfield Services Group (I)(L)	588,000	69,786
Asia Cement China Holdings Corp.	348,000	95,880
Asia Plastic Recycling Holding, Ltd.	99,269	58,771
AVIC International Holdings, Ltd., H Shares	140,000	85,212
AviChina Industry & Technology Company, Ltd., H Shares	460,000	390,059
Bank of China, Ltd., H Shares	16,130,075	7,178,943
Bank of Chongqing Company, Ltd., H Shares	120,500	88,163
Bank of Communications Company, Ltd., H Shares	824,858	576,621
Baoxin Auto Group, Ltd.	498,500	207,101
Baoye Group Company, Ltd., H Shares	180,000	123,560
BBMG Corp., H Shares	253,000	166,000
Beijing Capital International Airport Company, Ltd., H Shares	296,415	330,213
Beijing Capital Land, Ltd., H Shares	572,000	250,848
Beijing Jingneng Clean Energy Company, Ltd., H Shares	458,000	161,400
Beijing North Star Company, H Shares	328,000	107,172
Belle International Holdings, Ltd.	2,263,000	1,989,467
Besunyen Holdings Company, Ltd.	126,000	14,748
Billion Industrial Holdings, Ltd.	12,000	6,789
Biostime International Holdings, Ltd. (L)	123,500	207,639
Bloomage Biotechnology Corp., Ltd. (L)	72,500	165,897
Boer Power Holdings, Ltd.	127,000	246,803
Bolina Holding Company, Ltd. (L)	142,000	36,683
Boyaa Interactive International, Ltd.	72,000	31,955
Byd Company, Ltd., H Shares (I)	36,500	196,899
BYD Electronic International Company, Ltd. (I)	331,483	192,535
C.banner International Holdings, Ltd. (I)	141,000	55,480
Cabbeen Fashion, Ltd.	106,000	69,115
CCRC Corp., Ltd., H Shares	95,000	121,729
Central China Real Estate, Ltd.	522,538	104,787
Changshouhua Food Company, Ltd.	169,000	104,524
Chaowei Power Holdings, Ltd. (I)	134,000	91,950
Chigo Holding, Ltd. (I)	1,536,000	24,427
China Animal Healthcare, Ltd. (I)	182,000	30,515
China Aoyuan Property Group, Ltd.	1,008,000	213,263
China Automation Group, Ltd. (I)	117,000	13,573
China BlueChemical, Ltd., H Shares	1,100,000	298,823
China Child Care Corp., Ltd.	339,000	32,395
China CITIC Bank Corp., Ltd., H Shares (I)	1,745,962	1,100,838
China Coal Energy Company, Ltd., H Shares	485,000	195,523

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
China Communications Construction Company, Ltd., H Shares	393,202	$453,299
China Communications Services Corp., Ltd., H Shares	1,179,200	454,190
China Conch Venture Holdings, Ltd.	178,500	374,563
China Construction Bank Corp., H Shares	24,530,000	16,896,650
China COSCO Holdings Company, Ltd., H Shares (I)	223,500	142,400
China Datang Corp. Renewable Power Company, Ltd., H Shares (I)	1,649,000	192,885
China Dongxiang Group Company	1,000,000	250,807
China Dredging Environment Protection Holdings, Ltd. (I)	184,000	27,468
China Eastern Airlines Corp., Ltd., H Shares (I)	484,000	255,092
China Everbright Bank Company, Ltd., H Shares	895,000	404,006
China Financial Services Holdings, Ltd.	94,000	6,301
China Galaxy Securities Company, Ltd., H Shares	1,011,000	920,396
China Great Star International, Ltd. (I)(L)	64,029	127,342
China Harmony New Energy Auto Holding, Ltd.	345,000	266,165
China Hongqiao Group, Ltd. (L)	801,000	392,280
China Huishan Dairy Holdings Company, Ltd. (L)	314,000	116,641
China Huiyuan Juice Group, Ltd. (I)	423,500	228,368
China International Marine Containers Group Company, Ltd., H Shares	67,500	118,590
China ITS Holdings Company, Ltd. (I)	344,000	38,547
China Lesso Group Holdings, Ltd.	567,000	448,604
China Life Insurance Company, Ltd., ADR	88,248	1,544,340
China Lilang, Ltd.	260,000	204,456
China Longyuan Power Group Corp., H Shares	1,070,000	890,412
China Machinery Engineering Corp., H Shares	78,000	59,972
China Medical System Holdings, Ltd.	481,800	666,941
China Mengniu Dairy Company, Ltd.	334,000	531,496
China Merchants Bank Company, Ltd., H Shares	942,961	2,215,584
China Minsheng Banking Corp., Ltd., H Shares	1,194,200	1,149,449
China Modern Dairy Holdings, Ltd.	856,000	237,813
China Molybdenum Company, Ltd., H Shares	570,000	115,751
China National Building Material Company, Ltd., H Shares	2,412,000	1,294,742
China National Materials Company, Ltd., H Shares	754,000	159,614
China Oilfield Services, Ltd., H Shares	424,000	421,501
China Pacific Insurance Group Company, Ltd., H Shares	145,400	599,245
China Petroleum & Chemical Corp., ADR (L)	54,307	3,360,517
China Pioneer Pharma Holdings, Ltd.	186,000	86,377
China Railway Construction Corp., H Shares	383,335	508,002
China Railway Group, Ltd., H Shares	465,000	386,708
China Rare Earth Holdings, Ltd. (I)	1,018,800	85,004
China Sanjiang Fine Chemicals Company, Ltd. (I)(L)	360,000	64,370
China SCE Property Holdings, Ltd.	357,000	78,116
China Shanshui Cement Group, Ltd. (I)	1,080,000	438,076
China Shengmu Organic Milk, Ltd. (I)(S)	62,000	13,624
China Shenhua Energy Company, Ltd., H Shares	283,500	443,006
China Shineway Pharmaceutical Group, Ltd.	143,000	185,944
China Shipping Container Lines Company, Ltd., H Shares (I)	428,850	172,017
China Shipping Development Company, Ltd., H Shares	420,000	226,380
China Silver Group, Ltd.	62,000	16,436
China Southern Airlines Company, Ltd., H Shares	536,000	392,160
China Suntien Green Energy Corp., Ltd., H Shares	855,000	139,922
China Taifeng Beddings Holdings, Ltd. (I)	46,000	6,407
China Telecom Corp., Ltd., ADR (L)	5,800	288,086
China Telecom Corp., Ltd., H Shares	2,100,000	1,028,228

SEE NOTES TO FUND'S INVESTMENTS7

Emerging Markets Fund

	Shares	Value
China (continued)
China Tian Lun Gas Holdings, Ltd. (I)(L)	84,000	$76,560
China Vanke Company, Ltd., H Shares	383,900	956,584
China Yongda Automobiles Services Holdings, Ltd.	59,500	38,016
China Yurun Food Group, Ltd. (I)	894,000	175,178
China ZhengTong Auto Services Holdings, Ltd.	513,500	209,049
China Zhongwang Holdings, Ltd.	920,600	459,657
Chinasoft International, Ltd. (I)	324,000	148,418
Chongqing Iron & Steel Company, Ltd., H Shares (I)	156,000	25,042
Chongqing Machinery & Electric Company, Ltd., H Shares	864,000	117,584
Chongqing Rural Commercial Bank, H Shares	995,000	586,788
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (I)	165,000	25,536
CIFI Holdings Group Company, Ltd	368,000	80,038
CITIC Securities Company, Ltd., H Shares	436,500	1,001,612
CNOOC, Ltd.	5,252,000	5,802,910
CNOOC, Ltd., ADR (L)	21,903	2,427,948
Coland Holdings, Ltd.	34,000	60,884
Comtec Solar Systems Group, Ltd. (I)	512,000	43,470
Coolpad Group, Ltd. (I)	1,056,000	189,366
Country Garden Holdings Company, Ltd.	3,169,293	1,190,137
CPMC Holdings, Ltd.	144,000	85,969
CSPC Pharmaceutical Group, Ltd.	732,000	689,595
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (I)	24,000	53,969
CT Environmental Group, Ltd.	916,000	301,274
Da Ming International Holdings, Ltd.	50,000	13,179
Dalian Port PDA Company, Ltd., H Shares	192,621	85,685
Daphne International Holdings, Ltd. (I)	808,000	150,254
Datang International Power Generation Company, Ltd., H Shares	776,000	249,682
Dongfang Electric Corp., Ltd., H Shares	92,000	96,421
Dongfeng Motor Group Company, Ltd., H Shares	326,000	441,954
Dongjiang Environmental Company, Ltd., H Shares	17,500	29,236
Dongyue Group, Ltd.	860,000	227,145
ENN Energy Holdings, Ltd.	324,000	1,640,836
Evergrande Real Estate Group, Ltd. (L)	3,445,566	2,720,766
Fantasia Holdings Group Company, Ltd. (L)	523,500	60,519
Fosun International, Ltd.	209,193	374,168
Fu Shou Yuan International Group, Ltd.	114,000	73,761
Fufeng Group, Ltd. (L)	476,000	226,316
Fuguiniao Company, Ltd.	164,000	89,755
Future Land Development Holdings, Ltd.	112,000	18,810
Geely Automobile Holdings, Ltd.	2,210,000	1,155,379
Golden Eagle Retail Group, Ltd. (L)	287,000	369,164
Goldpac Group, Ltd.	63,000	27,570
GOME Electrical Appliances Holdings, Ltd.	3,669,000	634,573
Goodbaby International Holdings, Ltd. (I)	172,000	66,821
Great Wall Motor Company, Ltd., H Shares	979,500	1,201,147
Greatview Aseptic Packaging Company, Ltd.	306,000	132,359
Greenland Hong Kong Holdings, Ltd. (I)	325,250	133,694
Greentown China Holdings, Ltd. (I)	350,500	354,500
Guangdong Yueyun Transportation Company, Ltd., H Shares	24,000	18,498
Guangshen Railway Company, Ltd., ADR	34,399	869,607
Guangzhou Automobile Group Company, Ltd., H Shares	124,857	119,540
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	14,000	35,167
Guangzhou R&F Properties Company, Ltd., H Shares	507,399	572,053

8SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
Guodian Technology & Environment Group Corp., Ltd., H Shares (I)	501,000	$47,803
Haitian International Holdings, Ltd.	214,000	330,932
Haitong Securities Company, Ltd., H Shares	578,800	1,004,429
Harbin Electric Company, Ltd., H Shares	424,000	212,451
HC International, Inc. (I)	92,000	55,384
Hengan International Group Company, Ltd.	200,000	2,017,248
Hengshi Mining Investments, Ltd. (I)	11,081,000	2,509,489
Hidili Industry International Development, Ltd. (I)	303,000	13,594
Hilong Holding, Ltd. (L)	367,000	66,543
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	127,000	66,728
HL Technology Group, Ltd. (I)	64,000	21,061
HNA Infrastructure Company, Ltd., H Shares	86,000	110,838
Honghua Group, Ltd. (I)(L)	1,149,000	81,431
Hopefluent Group Holdings, Ltd.	16,000	4,020
HOSA International, Ltd.	266,000	102,000
Huadian Fuxin Energy Corp., Ltd., H Shares	880,000	251,183
Huadian Power International Corp., H Shares	558,000	351,983
Huaneng Power International, Inc., ADR	4,400	156,464
Huaneng Power International, Inc., H Shares	718,000	628,323
Huaneng Renewables Corp., Ltd., H Shares	1,692,000	505,159
Huishang Bank Corp., Ltd., H Shares	174,000	76,170
Hydoo International Holding, Ltd.	216,000	30,412
Industrial & Commercial Bank of China, Ltd., H Shares	25,650,000	15,539,146
Inner Mongolia Yitai Coal Company, H Shares	932,700	572,381
Intime Retail Group Company, Ltd.	251,500	243,505
Jiangnan Group, Ltd.	640,000	136,149
Jiangsu Expressway Company, Ltd., H Shares	350,000	454,746
Jiangxi Copper Company, Ltd., H Shares	428,000	512,861
Jingwei Textile Machinery Company, Ltd., H Shares	166,000	256,409
Kaisa Group Holdings, Ltd. (I)(L)	1,089,000	219,108
Kasen International Holdings, Ltd. (I)	240,000	35,239
Kingdee International Software Group Company, Ltd.	192,000	92,656
KWG Property Holding, Ltd.	625,012	446,440
Labixiaoxin Snacks Group, Ltd. (I)	121,000	13,501
Lenovo Group, Ltd.	2,194,000	2,317,827
Leoch International Technology, Ltd.	118,000	12,090
Leyou Technologies Holdings, Ltd. (I)	640,000	58,936
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)	195,200	82,287
Lifetech Scientific Corp. (I)	768,000	137,458
Lingbao Gold Company, Ltd., H Shares (I)	222,000	32,120
Livzon Pharmaceutical Group, Inc., H Shares	9,420	42,389
Logan Property Holdings Company, Ltd.	422,000	133,985
Longfor Properties Company, Ltd.	639,000	878,689
Lonking Holdings, Ltd.	1,240,000	206,122
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	574,000	120,690
Maoye International Holdings, Ltd.	866,000	110,993
Metallurgical Corp. of China, Ltd., H Shares	489,000	180,376
Microport Scientific Corp. (I)	131,000	51,404
Minth Group, Ltd.	134,000	269,602
New China Life Insurance Company, Ltd., H Shares	138,900	576,260
NVC Lighting Holdings, Ltd. (I)	1,094,000	135,455
Pacific Online, Ltd.	283,000	95,289
Parkson Retail Group, Ltd.	591,500	75,987

SEE NOTES TO FUND'S INVESTMENTS9

Emerging Markets Fund

	Shares	Value
China (continued)
Peak Sport Products Company, Ltd.	401,000	$125,867
PetroChina Company, Ltd., ADR (L)	22,705	1,616,823
PetroChina Company, Ltd., H Shares	2,132,000	1,510,634
Phoenix Healthcare Group Company, Ltd.	80,000	115,150
PICC Property & Casualty Company, Ltd., H Shares	1,168,596	2,530,778
Ping An Insurance Group Company of China, Ltd., H Shares	1,358,000	7,449,808
Powerlong Real Estate Holdings, Ltd.	620,000	124,456
PW Medtech Group, Ltd. (I)	261,000	53,761
Qinhuangdao Port Company, Ltd.	103,500	49,785
Qunxing Paper Holdings Company, Ltd. (I)	969,268	258,023
Redco Properties Group, Ltd. (S)	24,000	17,057
Renhe Commercial Holdings Company, Ltd. (I)	8,826,000	427,401
Sany Heavy Equipment International Holdings Company, Ltd. (I)	669,000	144,958
Semiconductor Manufacturing International Corp., ADR (I)	164,905	867,400
Semiconductor Manufacturing International Corp. (I)	3,657,000	382,083
Shandong Chenming Paper Holdings, Ltd., H Shares	121,084	82,705
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	248,000	175,906
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	40,000	25,197
Shanghai Electric Group Company, Ltd., H Shares	186,000	114,297
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	42,000	136,318
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	486,000	185,304
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	89,700	196,743
Shanghai Prime Machinery Company, Ltd., H Shares	288,000	52,276
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	450,000	13,871
Shenguan Holdings Group, Ltd.	740,000	106,994
Shenzhen Expressway Company, Ltd., H Shares	318,000	262,833
Shenzhou International Group Holdings, Ltd.	175,000	922,317
Shui On Land, Ltd.	2,058,567	568,148
Shunfeng International Clean Energy, Ltd. (I)	568,000	177,633
Sichuan Expressway Company, Ltd., H Shares	400,000	135,178
Sihuan Pharmaceutical Holdings Group, Ltd.	1,968,000	895,486
Silergy Corp.	6,000	70,718
Sino-Ocean Land Holdings, Ltd.	1,112,181	623,288
SinoMedia Holding, Ltd.	133,000	41,859
Sinopec Engineering Group Company, Ltd., H Shares	455,500	352,528
Sinopec Oilfield Service Corp., H Shares (I)(L)	506,000	143,958
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (I)	250,000	89,402
Sinopharm Group Company, Ltd., H Shares	326,800	1,370,996
Sinosoft Technology Group, Ltd.	190,000	114,004
Sinotrans, Ltd., H Shares	538,574	312,871
Sinotruk Hong Kong, Ltd.	494,555	193,767
SOHO China, Ltd.	1,176,000	477,244
Springland International Holdings, Ltd.	247,000	58,225
SPT Energy Group, Inc. (I)	556,000	52,835
Sunac China Holdings, Ltd.	925,000	615,176
Sunny Optical Technology Group Company, Ltd.	305,000	690,493
Synertone Communication Corp. (I)	1,448,000	25,510
TCL Communication Technology Holdings, Ltd. (L)	336,000	248,423
Tencent Holdings, Ltd.	1,032,800	20,524,186
Tenwow International Holdings, Ltd.	177,000	58,364
The People's Insurance Company Group of China, Ltd., H Shares	1,704,000	878,758
Tian Shan Development Holdings, Ltd.	134,000	53,688
Tiangong International Company, Ltd. (L)	1,007,564	88,242

10SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	60,000	$50,087
Tianjin Jinran Public Utilities Company, Ltd., H Shares (I)	350,000	36,069
Tianneng Power International, Ltd. (I)	166,700	137,805
Tingyi Cayman Islands Holding Corp.	802,000	1,160,066
Tong Ren Tang Technologies Company, Ltd., H Shares	164,000	252,543
Tonly Electronics Holdings, Ltd.	44,780	27,090
TravelSky Technology, Ltd., H Shares	221,500	378,473
Trigiant Group, Ltd.	482,000	101,804
Tsingtao Brewery Company, Ltd., H Shares	38,000	170,595
Uni-President China Holdings, Ltd.	314,600	260,205
Universal Health International Group Holding, Ltd. (L)	567,000	212,625
V1 Group, Ltd.	1,941,600	140,011
Want Want China Holdings, Ltd.	1,852,000	1,459,813
Weichai Power Company, Ltd., H Shares	216,800	223,764
Weiqiao Textile Company, H Shares	314,000	129,377
Welling Holding, Ltd.	608,000	108,086
West China Cement, Ltd.	952,000	190,259
Wisdom Holdings Group	355,000	242,647
Wumart Stores, Inc., H Shares (I)	217,000	155,300
Wuzhou International Holdings, Ltd. (I)	638,000	68,301
Xiamen International Port Company, Ltd., H Shares	452,662	114,013
Xiao Nan Guo Restaurants Holdings, Ltd. (I)	124,000	9,779
Xinchen China Power Holdings, Ltd. (I)	160,000	35,997
Xingda International Holdings, Ltd.	516,000	111,145
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	170,650	157,433
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	95,400	161,204
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	555,000	59,249
Xinyi Solar Holdings, Ltd.	508,000	204,708
XTEP International Holdings, Ltd.	103,500	61,403
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	242,296
Yestar International Holdings Company, Ltd.	85,000	36,514
Youyuan International Holdings, Ltd.	49,000	16,231
Yuanda China Holdings, Ltd.	252,000	11,676
Yuzhou Properties Company	240,000	58,294
Zall Development Group, Ltd.	357,000	58,020
Zhaojin Mining Industry Company, Ltd., H Shares	252,500	135,971
Zhejiang Expressway Company, Ltd., H Shares	572,000	695,419
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd.	69,400	32,489
Zhong An Real Estate, Ltd. (I)	614,200	65,932
Zhongsheng Group Holdings, Ltd.	374,500	179,542
Zhuzhou CSR Times Electric Company, Ltd., H Shares	114,000	753,274
Zijin Mining Group Company, Ltd., H Shares	255,384	64,381
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	346,400	134,135
ZTE Corp., H Shares	32,840	73,857
Colombia 0.5%		8,822,734
Almacenes Exito SA	36,830	122,977
Banco de Bogota SA	5,237	96,593
Bancolombia SA	107,038	737,278
Bancolombia SA, ADR (L)	70,173	1,988,703
Bolsa de Valores de Colombia	7,585,458	40,525
Celsia SA ESP	46,045	38,656

SEE NOTES TO FUND'S INVESTMENTS11

Emerging Markets Fund

	Shares	Value
Colombia (continued)
Cementos Argos SA	190,175	$566,062
Corp. Financiera Colombiana SA	28,927	353,607
Ecopetrol SA	1,432,532	594,497
Ecopetrol SA, ADR (L)	88,238	740,317
Empresa de Energia de Bogota SA	693,296	365,983
Empresa de Telecomunicaciones de Bogota	352,815	57,221
Grupo Argos SA	19,422	96,597
Grupo Aval Acciones y Valores, ADR (L)	44,195	308,039
Grupo de Inversiones Suramericana SA	67,626	695,916
Grupo Nutresa SA	80,345	506,404
Interconexion Electrica SA ESP	288,564	624,002
Isagen SA ESP	1,035,805	889,357
Cyprus 0.0%		156,044
Globaltrans Investment PLC, GDR (I)	32,027	156,044
Czech Republic 0.2%		4,250,536
CEZ AS	122,187	2,219,129
Fortuna Entertainment Group NV (I)	2,980	9,316
Komercni Banka AS	1,867	379,010
Pegas Nonwovens SA	20,408	557,853
Philip Morris CR AS	320	148,924
Unipetrol AS (I)	153,717	936,304
Egypt 0.1%		1,766,058
Commercial International Bank Egypt SAE, GDR	326,639	1,530,543
Global Telecom Holding, GDR (I)	209,229	235,515
Greece 0.4%		6,246,296
Aegean Airlines SA	28,191	215,723
Alpha Bank AE (I)	1,790,104	86,110
Athens Water Supply and Sewage Company SA	9,971	58,903
Bank of Greece	2,764	26,840
Ellaktor SA (I)	29,391	53,009
FF Group (I)	17,266	337,265
Fourlis Holdings SA (I)	24,619	67,773
Frigoglass SA (I)	17,930	40,682
GEK Terna Holding Real Estate Construction SA (I)	18,488	31,985
Hellenic Exchanges - Athens Stock Exchange SA	62,816	331,351
Hellenic Petroleum SA (I)	32,310	144,843
Hellenic Telecommunications Organization SA	143,337	1,385,196
Intracom Holdings SA (I)	39,886	12,497
Intralot SA-Integrated Lottery Systems & Services (I)	99,786	145,339
JUMBO SA	68,738	699,726
Lamda Development SA (I)	3,765	16,409
Marfin Investment Group Holdings SA (I)	510,636	37,721
Metka SA	25,620	216,434
Motor Oil Hellas Corinth Refineries SA (I)	38,468	426,843
Mytilineos Holdings SA (I)	19,909	87,614
National Bank of Greece SA (I)	440,139	37,568
National Bank of Greece SA, ADR (I)	1,435	123
OPAP SA	96,056	648,500
Piraeus Bank SA (I)	760,744	7,945
Piraeus Port Authority SA	2,954	45,247

12SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Greece (continued)
Public Power Corp. SA	77,701	$425,610
Terna Energy SA (I)	33,346	95,030
Titan Cement Company SA	31,428	564,010
Guernsey, Channel Islands 0.0%		211,969
Etalon Group, Ltd., GDR	109,157	211,969
Hong Kong 4.5%		79,279,641
Ajisen China Holdings, Ltd.	262,000	110,894
Alibaba Health Information Technology, Ltd. (I)	186,000	141,909
Alibaba Pictures Group, Ltd. (I)	680,000	166,345
AMVIG Holdings, Ltd.	405,333	188,585
Anxin-China Holdings, Ltd. (I)	1,988,000	98,715
Asian Citrus Holdings, Ltd. (I)	144,000	18,227
Beijing Enterprises Holdings, Ltd.	133,430	833,548
Beijing Enterprises Water Group, Ltd. (I)	430,000	336,813
Beijing Properties Holdings, Ltd. (I)	834,000	60,372
Bosideng International Holdings, Ltd.	1,574,000	140,466
Brilliance China Automotive Holdings, Ltd.	358,000	453,804
C C Land Holdings, Ltd.	450,693	123,739
Carrianna Group Holdings Company, Ltd.	334,000	37,265
CECEP COSTIN New Materials Group, Ltd.	162,000	21,355
Century Sunshine Group Holdings, Ltd.	560,000	64,143
Chaoda Modern Agriculture Holdings, Ltd. (I)	699,312	25,751
Chia Tai Enterprises International, Ltd. (I)	29,840	10,474
China Aerospace International Holdings, Ltd.	1,078,755	169,592
China Agri-Industries Holdings, Ltd. (I)	1,328,600	465,188
China All Access Holdings, Ltd.	444,000	143,605
China Culiangwang Beverages Holdings, Ltd. (I)	114,300	7,518
China Dynamics Holdings, Ltd. (I)	1,450,000	95,123
China Energine International Holdings, Ltd.	89,589	8,301
China Everbright International, Ltd.	665,000	1,008,240
China Everbright, Ltd.	243,000	562,548
China Fiber Optic Network System Group, Ltd. (I)(L)	419,600	44,348
China Foods, Ltd. (I)	220,000	102,504
China Gas Holdings, Ltd.	712,000	1,010,440
China Glass Holdings, Ltd. (I)	182,000	24,877
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (I)	120,000	29,173
China High Precision Automation Group, Ltd. (I)	74,000	11,835
China High Speed Transmission Equipment Group Company, Ltd. (I)	450,000	379,084
China Household Holdings, Ltd. (I)	695,000	16,141
China Jinmao Holdings Group, Ltd.	1,618,000	491,873
China Lumena New Materials Corp. (I)(L)	1,272,000	0
China Merchants Holdings International Company, Ltd.	290,133	944,899
China Merchants Land, Ltd. (L)	626,000	128,700
China Metal Recycling Holdings, Ltd. (I)	14,579,934	0
China Mobile, Ltd., ADR	329,124	18,914,758
China New Town Development Company, Ltd. (I)	2,185,332	79,974
China Ocean Resources Company, Ltd. (I)(L)	63,930	270,050
China Oil and Gas Group, Ltd. (I)	2,497,040	193,125
China Overseas Grand Oceans Group, Ltd. (L)	524,000	181,738
China Overseas Land & Investment, Ltd.	850,000	2,815,171
China Overseas Property Holdings, Ltd. (I)	570,667	109,667
China Power International Development, Ltd.	1,267,000	675,073

SEE NOTES TO FUND'S INVESTMENTS13

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
China Power New Energy Development Company, Ltd.	1,500,000	$105,936
China Precious Metal Resources Holdings Company, Ltd. (I)	2,354,000	93,875
China Properties Group, Ltd. (I)	384,000	77,770
China Resources Beer Holdings Company, Ltd.	110,486	215,348
China Resources Cement Holdings, Ltd.	1,105,518	359,690
China Resources Gas Group, Ltd.	358,000	999,146
China Resources Land, Ltd.	720,444	1,943,036
China Resources Power Holdings Company, Ltd.	520,882	979,545
China Ruifeng Renewable Energy Holdings, Ltd. (I)	524,000	63,568
China Singyes Solar Technologies Holdings, Ltd. (I)(L)	261,800	179,670
China South City Holdings, Ltd. (L)	1,328,000	304,313
China Starch Holdings, Ltd.	1,220,000	24,391
China State Construction International Holdings, Ltd.	347,200	523,693
China Taiping Insurance Holdings Company, Ltd. (I)	215,710	649,396
China Tianyi Holdings, Ltd. (I)	332,000	55,491
China Traditional Chinese Medicine Company, Ltd. (I)	314,000	219,594
China Travel International Investment Hong Kong, Ltd.	816,000	333,443
China Unicom Hong Kong, Ltd.	1,148,000	1,425,196
China Unicom Hong Kong, Ltd., ADR (L)	277,036	3,449,098
China Vanadium Titano - Magnetite Mining Company, Ltd. (I)	369,000	11,476
China Water Affairs Group, Ltd.	608,000	311,889
Chinese People Holdings Company, Ltd. (I)	1,544,324	30,699
CIMC Enric Holdings, Ltd.	326,000	209,706
CITIC Dameng Holdings, Ltd. (I)	191,000	14,742
CITIC Resources Holdings, Ltd. (I)	1,044,000	118,360
CITIC, Ltd.	1,974,923	3,472,554
Citychamp Watch & Jewellery Group, Ltd. (I)	1,237,800	199,590
Clear Media, Ltd.	87,000	86,738
Coastal Greenland, Ltd. (I)	1,485,000	35,633
Comba Telecom Systems Holdings, Ltd.	610,087	115,211
Concord New Energy Group, Ltd.	1,460,000	94,336
COSCO International Holdings, Ltd.	423,040	239,525
COSCO Pacific, Ltd.	1,147,543	1,509,643
Coslight Technology International Group Company, Ltd. (I)	54,000	26,888
CP Pokphand Company, Ltd.	3,588,000	388,931
DaChan Food Asia, Ltd. (I)	287,000	31,100
Dah Chong Hong Holdings, Ltd.	515,000	259,485
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	112,767
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,378
Digital China Holdings, Ltd.	313,000	357,457
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,945
Embry Holdings, Ltd.	61,000	33,127
EVA Precision Industrial Holdings, Ltd.	434,000	94,758
EverChina International Holdings Company, Ltd. (I)	1,870,000	72,427
Extrawell Pharmaceutical Holdings, Ltd. (I)	230,000	11,424
Far East Horizon, Ltd.	711,000	617,992
Freetech Road Recycling Technology Holdings, Ltd.	130,000	17,908
GCL-Poly Energy Holdings, Ltd. (I)(L)	5,821,000	1,102,620
Global Bio-Chem Technology Group Company, Ltd. (I)	813,200	26,113
Global Sweeteners Holdings, Ltd. (I)	444,000	13,259
Glorious Property Holdings, Ltd. (I)	905,000	95,890
Goldbond Group Holdings, Ltd.	100,000	4,425
Golden Meditech Holdings, Ltd.	625,250	96,321

14SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Goldin Properties Holdings, Ltd. (I)	20,000	$15,748
Goldlion Holdings, Ltd.	288,000	117,375
Good Friend International Holdings, Inc.	42,000	10,833
Guangdong Investment, Ltd.	746,000	1,018,090
Guangdong Land Holdings, Ltd. (I)	326,000	79,687
Haier Electronics Group Company, Ltd.	276,000	496,051
Hanergy Thin Film Power Groupd, Ltd. (I)	2,486,000	336,663
Heng Tai Consumables Group, Ltd. (I)	1,891,630	14,420
Hengdeli Holdings, Ltd.	1,636,400	226,733
HKC Holdings, Ltd. (I)	3,275,423	75,592
Hopewell Highway Infrastructure, Ltd.	398,000	190,093
Hopson Development Holdings, Ltd. (I)	396,000	356,706
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	1,575,910	224,851
Huabao International Holdings, Ltd.	1,267,000	401,632
Inspur International, Ltd.	211,000	41,580
Jinchuan Group International Resources Company, Ltd. (I)	144,000	7,107
Ju Teng International Holdings, Ltd.	727,722	394,044
Kai Yuan Holdings, Ltd. (I)	3,700,000	35,408
Kingboard Chemical Holdings, Ltd.	395,148	568,081
Kingboard Laminates Holdings, Ltd.	204,000	86,027
Kunlun Energy Company, Ltd.	2,094,000	1,835,409
Lai Fung Holdings, Ltd.	3,450,000	58,280
Landing International Development, Ltd. (I)	2,570,000	70,403
Le Saunda Holdings, Ltd.	180,400	45,602
Lee & Man Paper Manufacturing, Ltd.	398,000	228,682
Lee's Pharmaceutical Holdings, Ltd.	92,500	97,690
Loudong General Nice Resources China Holdings, Ltd. (I)	666,000	73,263
MIE Holdings Corp. (I)	510,000	62,842
Mingfa Group International Company, Ltd. (I)	1,008,000	244,156
Minmetals Land, Ltd.	906,000	92,353
New World China Land, Ltd.	1,559,230	1,065,891
New World Department Store China, Ltd.	211,000	33,641
Nine Dragons Paper Holdings, Ltd.	727,000	422,568
North Mining Shares Company, Ltd. (I)	2,430,000	26,270
Overseas Chinese Town Asia Holdings, Ltd.	58,000	24,627
PAX Global Technology, Ltd.	77,000	95,379
Phoenix Satellite Television Holdings, Ltd.	450,000	107,070
Poly Property Group Company, Ltd.	956,944	299,546
Pou Sheng International Holdings, Ltd. (I)	866,000	166,089
Prosperity International Holdings HK, Ltd. (I)	1,460,000	45,109
Qingling Motors Company, Ltd., H Shares	660,000	200,855
Real Nutriceutical Group, Ltd. (L)	620,000	79,964
REXLot Holdings, Ltd.	6,393,536	362,826
Road King Infrastructure, Ltd.	145,000	125,490
Rotam Global Agrosciences, Ltd.	58,929	71,546
S&C Engine Group, Ltd. (I)	20,235	33,403
Samson Holding, Ltd.	631,915	80,000
Shanghai Industrial Holdings, Ltd.	272,041	711,088
Shanghai Industrial Urban Development Group, Ltd. (I)	981,500	181,359
Shanghai Zendai Property, Ltd. (I)	4,865,000	121,679
Shenzhen International Holdings, Ltd.	390,899	642,293
Shenzhen Investment, Ltd.	1,565,824	676,476
Shimao Property Holdings, Ltd.	1,142,000	1,904,787

SEE NOTES TO FUND'S INVESTMENTS15

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Shougang Concord International Enterprises Company, Ltd. (I)	3,290,000	$127,172
Shougang Fushan Resources Group, Ltd.	1,836,000	245,940
Silver Base Group Holdings, Ltd. (I)	9,607,000	1,595,373
Silver Grant International, Ltd.	526,334	76,252
SIM Technology Group, Ltd. (I)	685,000	39,244
Sino Biopharmaceutical, Ltd.	2,070,000	1,948,952
Sino Oil and Gas Holdings, Ltd. (I)	5,645,000	148,165
Sinofert Holdings, Ltd.	1,286,000	198,955
Sinolink Worldwide Holdings, Ltd. (I)	1,408,000	180,001
Sinopec Kantons Holdings, Ltd.	398,000	209,500
Sinotrans Shipping, Ltd.	786,000	151,196
SITC International Holdings Company, Ltd.	301,000	151,160
Skyworth Digital Holdings, Ltd.	1,092,656	722,719
SMI Holdings Group, Ltd.	596,000	63,215
Solargiga Energy Holdings, Ltd. (I)	997,000	25,262
Sparkle Roll Group, Ltd. (I)	680,000	42,383
SRE Group, Ltd. (I)	960,000	49,051
SSY Group, Ltd.	804,733	204,491
Sun Art Retail Group, Ltd. (L)	936,500	735,995
TCC International Holdings, Ltd.	986,125	181,825
TCL Multimedia Technology Holdings, Ltd.	153,200	86,451
Texhong Textile Group, Ltd.	192,000	135,527
Tian An China Investment, Ltd.	653,000	375,198
Tianjin Development Holdings, Ltd.	190,000	123,850
Tianjin Port Development Holdings, Ltd.	654,000	102,215
Tibet 5100 Water Resources Holdings, Ltd.	423,000	127,097
Time Watch Investments, Ltd.	62,000	9,444
Tomson Group, Ltd.	553,583	128,394
Tongda Group Holdings, Ltd.	1,070,000	196,935
Top Spring International Holdings, Ltd.	25,500	11,720
Towngas China Company, Ltd.	454,000	274,151
TPV Technology, Ltd.	738,588	104,586
Truly International Holdings, Ltd.	973,000	209,129
United Energy Group, Ltd. (I)	2,012,000	240,263
Wasion Group Holdings, Ltd.	130,000	147,540
Yanchang Petroleum International, Ltd. (I)	3,832,273	111,656
Yingde Gases Group Company, Ltd.	593,000	245,201
Yip's Chemical Holdings, Ltd.	218,000	84,436
Yuexiu Property Company, Ltd.	3,975,516	668,172
Yuexiu Transport Infrastructure, Ltd.	298,000	198,449
Zhuhai Holdings Investment Group, Ltd.	218,000	34,553
Hungary 0.3%		4,772,866
FHB Mortgage Bank PLC (I)	7,029	16,131
Magyar Telekom Telecommunications PLC (I)	375,146	512,323
MOL Hungarian Oil and Gas PLC	31,258	1,433,221
OTP Bank PLC	79,917	1,646,391
Richter Gedeon Nyrt	61,365	1,164,800
India 13.7%		239,574,071
3M India, Ltd. (I)	371	64,181
Aarti Industries, Ltd.	20,516	151,507
Aban Offshore, Ltd.	21,138	68,992
ABB, Ltd.	9,434	165,830

16SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
ABG Shipyard, Ltd. (I)	21,999	$23,136
ACC, Ltd.	21,996	444,255
Adani Enterprises, Ltd.	96,061	118,301
Adani Ports and Special Economic Zone, Ltd.	283,775	1,140,066
Adani Power, Ltd. (I)	713,310	328,282
Adani Transmissions, Ltd. (I)	96,061	55,854
Aditya Birla Nuvo, Ltd.	50,286	1,592,324
Advanta, Ltd. (I)	15,589	103,866
Aegis Logistics, Ltd.	97,960	158,904
Agro Tech Foods, Ltd.	4,498	37,910
AIA Engineering, Ltd.	30,748	405,601
Ajanta Pharma, Ltd.	27,207	541,933
Akzo Nobel India, Ltd.	6,130	118,008
Alembic Pharmaceuticals, Ltd.	74,308	774,891
Alembic, Ltd.	99,643	68,793
Allahabad Bank	147,249	170,482
Allcargo Logistics, Ltd.	13,413	76,592
Alok Industries, Ltd. (I)	487,315	51,841
Alstom India, Ltd.	9,829	85,584
Alstom T&D India, Ltd.	20,743	152,266
Amara Raja Batteries, Ltd.	42,793	561,120
Ambuja Cements, Ltd.	252,092	755,673
Amtek Auto, Ltd.	132,086	80,974
Anant Raj, Ltd.	116,689	64,228
Andhra Bank	157,627	163,391
Apar Industries, Ltd.	4,039	28,128
Apollo Hospitals Enterprise, Ltd.	38,816	772,122
Apollo Tyres, Ltd.	318,818	778,446
Arvind, Ltd.	134,445	639,300
Asahi India Glass, Ltd. (I)	21,842	50,175
Ashok Leyland, Ltd.	636,610	901,729
Asian Paints, Ltd.	177,457	2,239,707
Astral Polytechnik, Ltd.	4,163	26,046
Atul, Ltd.	11,274	277,816
Aurobindo Pharma, Ltd.	228,190	2,767,861
Axis Bank, Ltd.	470,231	3,310,519
Axis Bank, Ltd., GDR	95	3,349
Bajaj Auto, Ltd.	70,438	2,621,821
Bajaj Corp., Ltd. (I)	33,263	212,937
Bajaj Electricals, Ltd.	21,256	69,781
Bajaj Finance, Ltd.	17,501	1,454,444
Bajaj Finserv, Ltd.	40,226	1,160,790
Bajaj Hindusthan, Ltd. (I)	266,322	72,937
Bajaj Holdings and Investment, Ltd.	35,519	911,933
Balkrishna Industries, Ltd.	34,859	347,546
Ballarpur Industries, Ltd.	378,615	99,973
Balmer Lawrie & Company, Ltd.	13,931	127,715
Balrampur Chini Mills, Ltd. (I)	138,468	153,424
Bank of Baroda	216,021	583,477
Bank of India	135,003	265,238
Bank of Maharashtra	137,662	67,836
BASF India, Ltd.	6,798	89,639
Bata India, Ltd.	25,126	189,744

SEE NOTES TO FUND'S INVESTMENTS17

Emerging Markets Fund

	Shares	Value
India (continued)
BEML, Ltd.	16,941	$286,336
Berger Paints India, Ltd.	149,603	494,330
BGR Energy Systems, Ltd. (I)	18,048	33,886
Bharat Electronics, Ltd.	25,491	479,492
Bharat Forge, Ltd.	68,219	872,460
Bharat Heavy Electricals, Ltd.	221,220	582,194
Bharat Petroleum Corp., Ltd.	110,053	1,494,966
Bharti Airtel, Ltd.	631,407	3,174,251
Bhushan Steel, Ltd. (I)	33,252	20,974
Biocon, Ltd.	50,117	347,786
Birla Corp., Ltd.	35,703	258,762
Blue Dart Express, Ltd.	3,281	362,558
Blue Star, Ltd.	23,630	127,558
Bombay Dyeing & Manufacturing Company, Ltd.	112,251	112,108
Bosch, Ltd.	2,412	677,656
Brigade Enterprises, Ltd.	1,735	4,228
Britannia Industries, Ltd.	11,301	495,173
Cadila Healthcare, Ltd.	171,965	1,024,626
Cairn India, Ltd.	291,290	589,555
Canara Bank	60,476	246,893
Carborundum Universal, Ltd.	2,776	7,362
Castex Technologies, Ltd.	59,139	16,887
CCL Products India, Ltd.	56,620	181,950
Ceat, Ltd.	17,802	274,988
Central Bank of India	125,992	134,856
Century Plyboards India, Ltd.	51,282	147,947
Century Textiles & Industries, Ltd.	27,388	240,706
Cera Sanitaryware, Ltd.	652	19,142
CESC, Ltd.	54,942	454,784
Chambal Fertilizers & Chemicals, Ltd.	170,235	161,407
Chennai Petroleum Corp., Ltd. (I)	46,074	135,780
Chennai Super Kings Cricket, Ltd. (I)	271,316	9,159
Cholamandalam Investment and Finance Company, Ltd.	15,195	147,088
Cipla, Ltd.	69,794	675,130
City Union Bank, Ltd.	128,627	166,045
Clariant Chemicals India, Ltd.	9,041	101,107
CMC, Ltd.	7,783	237,297
Colgate-Palmolive India, Ltd.	61,290	888,221
Container Corp of India	27,925	587,975
Coromandel International, Ltd.	62,400	182,693
Corp. Bank	150,570	95,427
Cox & Kings, Ltd.	51,419	189,793
Credit Analysis & Research, Ltd.	6,855	133,092
CRISIL, Ltd.	10,951	328,099
Crompton Greaves, Ltd.	202,125	585,781
Cummins India, Ltd.	41,761	618,840
Cyient, Ltd.	34,080	249,210
Dabur India, Ltd.	293,408	1,210,223
Dalmia Bharat, Ltd.	22,546	253,883
DB Corp., Ltd.	6,096	29,809
DB Realty, Ltd. (I)	79,514	63,661
DCB Bank, Ltd. (I)	119,896	153,908
DCM Shriram, Ltd.	30,347	64,090

18SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Deepak Fertilizers & Petrochemicals Corp., Ltd.	38,933	$85,268
Delta Corp., Ltd.	84,077	113,543
DEN Networks, Ltd. (I)	34,948	54,168
Dena Bank	139,193	87,850
Dewan Housing Finance Corp., Ltd.	47,338	158,987
Dish TV India, Ltd. (I)	369,767	599,604
Dishman Pharmaceuticals & Chemicals, Ltd.	27,086	129,124
Divi's Laboratories, Ltd.	71,890	1,231,239
DLF, Ltd.	176,357	307,538
Dr. Reddy's Laboratories, Ltd.	54,303	2,538,252
Dr. Reddy's Laboratories, Ltd., ADR (L)	34,550	1,618,322
Dynamatic Technologies, Ltd. (I)	876	30,148
eClerx Services, Ltd.	18,608	510,040
Edelweiss Financial Services, Ltd.	274,866	247,350
Eicher Motors, Ltd.	6,579	1,656,117
EID Parry India, Ltd.	81,890	228,069
EIH, Ltd.	81,595	141,543
Electrosteel Castings, Ltd.	93,708	27,317
Elgi Equipments, Ltd.	350	716
Emami, Ltd.	51,797	717,971
Engineers India, Ltd.	62,432	203,840
Entertainment Network India, Ltd.	2,857	33,040
Eros International Media, Ltd. (I)	19,887	66,610
Escorts, Ltd.	55,299	144,142
Ess Dee Aluminium, Ltd. (I)	8,586	39,625
Essar Oil, Ltd. (I)	177,159	546,684
Essar Ports, Ltd. (I)	118,939	232,196
Essel Propack, Ltd.	89,057	212,627
Eveready Industries India, Ltd.	21,433	91,816
Exide Industries, Ltd.	299,126	662,565
FAG Bearings India, Ltd.	2,228	132,576
FDC, Ltd.	51,198	188,334
Federal Bank, Ltd.	1,034,914	914,806
Federal-Mogul Goetze India, Ltd. (I)	8,475	48,058
Financial Technologies India, Ltd.	6,215	9,613
Finolex Cables, Ltd.	62,406	239,851
Finolex Industries, Ltd.	33,908	153,387
Firstsource Solutions, Ltd. (I)	298,869	200,142
Fortis Healthcare, Ltd. (I)	116,285	293,064
Future Consumer Enterprise, Ltd. (I)	305,681	102,577
Future Retail, Ltd.	57,775	143,974
Gabriel India, Ltd.	72,613	97,367
GAIL India, Ltd.	126,769	691,088
GAIL India, Ltd., GDR	1,143	37,527
Gammon Infrastructure Projects, Ltd. (I)	26,614	2,932
Gateway Distriparks, Ltd.	79,408	404,805
Gati, Ltd.	7,132	18,250
Gillette India, Ltd.	1,325	93,262
GlaxoSmithKline Consumer Healthcare, Ltd.	4,580	402,297
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	112,109
Glenmark Pharmaceuticals, Ltd.	92,781	1,365,829
Global Offshore Services, Ltd. (I)	9,583	50,687
GMR Infrastructure, Ltd. (I)	1,062,963	266,204

SEE NOTES TO FUND'S INVESTMENTS19

Emerging Markets Fund

	Shares	Value
India (continued)
GOCL Corp., Ltd.	21,110	$45,534
Godfrey Phillips India, Ltd.	2,623	56,051
Godrej Consumer Products, Ltd.	61,768	1,145,920
Godrej Industries, Ltd.	38,812	223,056
Godrej Properties, Ltd.	46,599	234,221
Granules India, Ltd.	36,517	87,679
Graphite India, Ltd.	80,662	89,564
Grasim Industries, Ltd.	18,794	1,117,474
Greaves Cotton, Ltd.	77,026	178,022
Grindwell Norton, Ltd.	43	474
GRUH Finance, Ltd.	58,910	226,762
Gujarat Alkalies & Chemicals, Ltd.	38,281	95,105
Gujarat Fluorochemicals, Ltd.	32,948	291,948
Gujarat Gas, Ltd. (I)	30,086	258,680
Gujarat Industries Power Company, Ltd.	14,146	17,235
Gujarat Mineral Development Corp., Ltd.	81,437	107,140
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (I)	43,966	50,367
Gujarat Pipavav Port, Ltd. (I)	95,764	230,986
Gujarat State Fertilisers & Chemicals, Ltd.	151,141	166,845
Gujarat State Petronet, Ltd.	191,729	389,279
Gulf Oil Lubricants India, Ltd.	22,053	157,007
GVK Power & Infrastructure, Ltd. (I)	648,891	87,761
Hathway Cable & Datacom, Ltd. (I)	249,138	158,750
Havells India, Ltd.	236,127	1,018,886
HCL Infosystems, Ltd. (I)	100,678	98,329
HCL Technologies, Ltd.	284,805	3,716,671
HDFC Bank, Ltd.	518,287	10,251,489
HEG, Ltd.	16,671	41,163
HeidelbergCement India, Ltd. (I)	94,958	108,307
Hero MotorCorp, Ltd.	61,492	2,481,559
Hexa Tradex, Ltd. (I)	42,642	10,910
Hexaware Technologies, Ltd.	159,612	597,161
Hikal, Ltd.	15,030	29,722
Himachal Futuristic Communications, Ltd. (I)	795,229	228,104
Hindalco Industries, Ltd.	749,917	870,663
Hinduja Ventures, Ltd.	5,652	39,010
Hindustan Construction Company, Ltd. (I)	41,263	16,819
Hindustan Petroleum Corp., Ltd.	66,901	844,839
Hindustan Unilever, Ltd.	257,347	3,131,617
Hitachi Home & Life Solutions India, Ltd.	10,006	200,023
Honeywell Automation India, Ltd.	130	17,834
Hotel Leela Venture, Ltd. (I)	161,732	48,505
Housing Development & Infrastructure, Ltd. (I)	273,646	292,171
Housing Development Finance Corp., Ltd.	56,545	1,034,922
HSIL, Ltd.	27,538	130,131
HT Media, Ltd.	34,438	42,226
Huhtamaki PPL, Ltd.	7,301	26,298
ICICI Bank, Ltd.	742,413	3,053,731
ICICI Bank, Ltd., ADR	196,097	1,629,566
ICRA, Ltd.	1,035	68,367
IDBI Bank, Ltd.	346,331	486,868
Idea Cellular, Ltd.	932,341	1,983,641
IDFC Bank, Ltd. (I)	597,521	533,381

20SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
IDFC, Ltd.	597,521	$485,830
IFB Industries, Ltd. (I)	3,807	25,715
IFCI, Ltd.	584,948	247,212
IIFL Holdings, Ltd. (I)	254,359	802,670
IL&FS Transportation Networks, Ltd.	31,132	41,928
Indiabulls Housing Finance, Ltd.	282,305	2,935,715
Indiabulls Real Estate, Ltd. (I)	155,425	149,549
Indian Bank	85,585	168,612
Indian Hotels Company, Ltd. (I)	350,913	497,987
Indian Oil Corp., Ltd.	95,827	604,271
Indian Overseas Bank (I)	198,424	96,297
Indoco Remedies, Ltd.	22,414	109,094
Indraprastha Gas, Ltd.	41,890	304,327
IndusInd Bank, Ltd.	85,016	1,199,365
Info Edge India, Ltd.	11,381	153,715
Infosys, Ltd.	589,239	9,570,810
Infosys, Ltd., ADR	337,548	5,630,301
Ingersoll-Rand India, Ltd.	9,856	121,365
Inox Leisure, Ltd. (I)	18,663	69,054
Intellect Design Arena, Ltd. (I)	42,600	172,501
Ipca Laboratories, Ltd.	24,878	291,201
IRB Infrastructure Developers, Ltd.	128,055	491,639
ITC, Ltd.	1,053,317	5,467,421
J Kumar Infraprojects, Ltd.	1,128	12,612
Jagran Prakashan, Ltd.	72,113	162,771
Jain Irrigation Systems, Ltd.	245,512	246,829
Jaiprakash Associates, Ltd. (I)	813,565	158,161
Jaiprakash Power Ventures, Ltd. (I)	623,661	63,648
Jammu & Kashmir Bank, Ltd.	289,951	369,369
Jaypee Infratech, Ltd. (I)	132,566	26,246
JB Chemicals & Pharmaceuticals, Ltd.	36,646	153,109
JBF Industries, Ltd.	24,468	83,087
Jindal Poly Films, Ltd.	15,538	115,731
Jindal Saw, Ltd.	156,271	155,245
Jindal Steel & Power, Ltd. (I)	202,531	276,210
JK Cement, Ltd.	19,734	204,557
JK Lakshmi Cement, Ltd.	29,936	162,957
JK Tyre & Industries, Ltd.	85,982	129,494
JM Financial, Ltd.	231,466	137,819
JSW Energy, Ltd.	491,218	631,130
JSW Holdings, Ltd. (I)	692	9,959
JSW Steel, Ltd.	114,869	1,563,295
Jubilant Foodworks, Ltd.	20,758	480,086
Jubilant Life Sciences, Ltd.	48,461	300,778
Just Dial, Ltd.	11,528	162,383
Jyothy Laboratories, Ltd.	23,250	109,255
Kajaria Ceramics, Ltd.	45,197	642,180
Kalpataru Power Transmission, Ltd.	46,835	195,109
Kansai Nerolac Paints, Ltd.	53,364	194,257
Kaveri Seed Company, Ltd.	31,179	196,644
Kaya, Ltd. (I)	1,827	26,192
KEC International, Ltd.	68,163	160,037
Kesoram Industries, Ltd. (I)	60,840	93,316

SEE NOTES TO FUND'S INVESTMENTS21

Emerging Markets Fund

	Shares	Value
India (continued)
Kirloskar Brothers, Ltd.	4,757	$11,951
Kitex Garments, Ltd.	3,854	40,433
Kolte-patil Developers, Ltd.	12,539	28,784
Kotak Mahindra Bank, Ltd.	221,421	2,307,253
KPIT Cummins Infosystems, Ltd.	121,766	281,273
KRBL, Ltd.	34,245	120,713
KSB Pumps, Ltd.	7,884	67,251
KSK Energy Ventures, Ltd. (I)	7,103	4,164
L&T Finance Holdings, Ltd.	143,917	144,653
Lakshmi Machine Works, Ltd.	2,932	153,801
Lakshmi Vilas Bank, Ltd.	64,491	86,264
Larsen & Toubro, Ltd.	89,185	1,838,073
Larsen & Toubro, Ltd., GDR	6,578	134,609
LIC Housing Finance, Ltd.	162,135	1,180,415
Lupin, Ltd.	68,310	1,840,142
Mahanagar Telephone Nigam (I)	189,203	59,191
Maharashtra Seamless, Ltd.	41,430	96,738
Mahindra & Mahindra Financial Services, Ltd.	48,414	170,489
Mahindra & Mahindra, Ltd.	203,111	4,172,582
Mahindra & Mahindra, Ltd., GDR	19,216	391,533
Mahindra Cie Automotive, Ltd. (I)	16,834	64,005
Mahindra Holidays & Resorts India, Ltd.	12,942	82,465
Mahindra Lifespace Developers, Ltd.	18,774	133,257
Manappuram Finance, Ltd.	25,512	10,204
Mangalore Refinery and Petrochemicals, Ltd. (I)	170,226	171,113
Marico, Ltd.	113,687	720,649
Maruti Suzuki India, Ltd.	35,756	2,444,461
MAX India, Ltd.	66,304	527,935
Mayur Uniquoters, Ltd.	4,868	31,934
McLeod Russel India, Ltd.	37,627	101,578
Merck, Ltd.	5,102	56,593
MindTree, Ltd.	61,521	1,329,563
Monsanto India, Ltd.	5,398	187,637
Motherson Sumi Systems, Ltd.	187,556	813,039
Motilal Oswal Financial Services, Ltd.	12,172	61,987
Mphasis, Ltd.	37,928	282,900
MPS, Ltd.	4,484	53,902
MRF, Ltd.	1,254	730,747
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	40,045
Natco Pharma, Ltd.	31,220	246,142
National Aluminium Company, Ltd.	341,512	207,783
Nava Bharat Ventures, Ltd.	33,935	83,362
Navneet Publications India, Ltd.	93,894	121,101
NCC, Ltd.	419,624	487,101
NESCO, Ltd.	4,348	108,950
Nestle India, Ltd.	8,890	780,877
NHPC, Ltd.	814,518	235,974
NIIT Technologies, Ltd.	45,471	388,878
NIIT, Ltd. (I)	86,244	128,191
Nilkamal, Ltd.	2,084	32,188
Nirvikara Paper Mills, Ltd. (I)	3,873	3,528
Nitin Fire Protection Industries, Ltd.	56,264	37,831
NTPC, Ltd.	526,834	1,034,057

22SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Oberoi Realty, Ltd.	42,345	$164,760
OCL India, Ltd.	3,751	27,796
Oil & Natural Gas Corp., Ltd.	294,938	1,038,161
Oil India, Ltd.	91,669	522,967
Omaxe, Ltd.	69,329	140,936
Oracle Financial Services Software, Ltd.	12,631	725,353
Orient Cement, Ltd.	74,236	185,449
Oriental Bank of Commerce	77,057	180,735
Orissa Minerals Development Company, Ltd.	400	12,303
Page Industries, Ltd.	4,271	827,517
Parsvnath Developers, Ltd. (I)	128,618	49,705
PC Jeweller, Ltd.	31,068	167,898
Peninsula Land, Ltd.	89,370	34,089
Persistent Systems, Ltd.	23,721	236,915
Petronet LNG, Ltd.	173,825	610,356
Pfizer, Ltd.	5,091	187,257
PI Industries, Ltd.	35,155	336,464
Pidilite Industries, Ltd.	85,459	715,735
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	83,360
Piramal Enterprises, Ltd.	58,088	827,661
Polaris Financial Technology, Ltd.	93,425	285,747
Power Finance Corp., Ltd.	185,342	594,863
Power Grid Corp. of India, Ltd.	479,923	980,319
Praj Industries, Ltd.	88,664	113,406
Prestige Estates Projects, Ltd.	39,931	121,703
Prism Cement, Ltd. (I)	71,827	95,609
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	272,518
PTC India Financial Services, Ltd.	177,436	108,119
PTC India, Ltd.	210,650	206,395
Punj Lloyd, Ltd. (I)	176,997	71,465
Punjab National Bank	25,000	54,479
Puravankara Projects, Ltd.	5,372	5,045
PVR, Ltd.	13,606	170,412
Radico Khaitan, Ltd.	60,239	102,465
Rain Industries, Ltd.	114,375	69,161
Rajesh Exports, Ltd.	43,299	457,784
Rallis India, Ltd.	72,248	202,942
Ratnamani Metals & Tubes, Ltd.	6,611	56,334
RattanIndia Infrastructure, Ltd. (I)	1,265,893	64,406
Rattanindia Power, Ltd. (I)	88,088	15,016
Raymond, Ltd.	35,904	223,138
Redington India, Ltd.	128,695	225,737
REI Agro, Ltd. (I)	164,589	1,860
Relaxo Footwears, Ltd.	11,994	92,499
Reliance Capital, Ltd.	108,604	713,715
Reliance Communications, Ltd. (I)	583,014	660,954
Reliance Industries, Ltd.	276,730	4,017,277
Reliance Infrastructure, Ltd.	72,487	491,659
Reliance Power, Ltd.	555,888	438,192
Repco Home Finance, Ltd.	13,380	147,391
Rolta India, Ltd.	94,206	144,865
Ruchi Soya Industries, Ltd.	127,227	56,859
Rural Electrification Corp., Ltd.	364,591	1,279,664

SEE NOTES TO FUND'S INVESTMENTS23

Emerging Markets Fund

	Shares	Value
India (continued)
Sadbhav Engineering, Ltd.	12,270	$64,487
Sanofi India, Ltd.	3,537	225,099
Shasun Pharmaceuticals, Ltd.	15,065	97,414
Shipping Corp. of India, Ltd. (I)	152,490	190,925
Shoppers Stop, Ltd.	13,005	77,819
Shree Cement, Ltd.	3,625	609,502
Shree Renuka Sugars, Ltd. (I)	287,615	56,320
Shriram Transport Finance Company, Ltd.	50,706	674,970
Siemens, Ltd.	38,355	716,988
Simplex Infrastructures, Ltd.	4,288	21,262
Sintex Industries, Ltd.	246,058	387,497
SITI Cable Network, Ltd. (I)	25,952	12,985
SJVN, Ltd.	393,949	167,957
SKF India, Ltd.	9,218	168,781
SKS Microfinance, Ltd. (I)	79,199	536,759
SML Isuzu, Ltd.	1,824	35,316
Sobha Developers, Ltd.	50,252	235,247
Solar Industries India, Ltd.	1,324	64,933
Sona Koyo Steering Systems, Ltd.	29,557	27,127
Sonata Software, Ltd.	42,366	104,090
SREI Infrastructure Finance, Ltd.	260,418	180,093
SRF, Ltd.	20,992	403,533
State Bank of Bikaner & Jaipur	16,966	142,490
State Bank of India	285,328	1,066,144
State Bank of Travancore	4,261	25,962
Sterlite Technologies, Ltd.	130,820	178,289
Strides Arcolab, Ltd.	10,655	221,236
Styrolution ABS India, Ltd.	189	2,078
Sun Pharma Advanced Research Company, Ltd. (I)	38,518	198,106
Sun Pharmaceutical Industries, Ltd.	314,359	3,447,264
Sun TV Network, Ltd.	69,402	418,575
Sundaram Finance, Ltd.	16,649	367,701
Sundram Fasteners, Ltd.	61,412	148,288
Suprajit Engineering, Ltd.	12,926	26,974
Supreme Industries, Ltd.	36,307	355,662
Swaraj Engines, Ltd.	3,065	41,417
Syndicate Bank	165,888	239,139
TAKE Solutions, Ltd.	23,694	70,779
Tamil Nadu Newsprint & Papers, Ltd.	37,939	129,294
Tata Chemicals, Ltd.	57,964	364,917
Tata Communications, Ltd.	58,989	381,244
Tata Consultancy Services, Ltd.	201,445	7,175,425
Tata Elxsi, Ltd.	15,104	458,492
Tata Global Beverages, Ltd.	369,311	762,847
Tata Motors, Ltd. (I)	321,962	2,044,776
Tata Motors, Ltd., ADR (I)	56,012	1,768,299
Tata Power Company, Ltd.	866,462	873,106
Tata Sponge Iron, Ltd.	4,883	35,541
Tata Steel, Ltd.	245,915	845,784
Tata Teleservices Maharashtra, Ltd. (I)	545,887	55,730
Tech Mahindra, Ltd.	385,036	3,070,572
Techno Electric & Engineering Company, Ltd.	4,467	38,011
Texmaco Rail & Engineering, Ltd.	22,370	48,387

24SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
The Great Eastern Shipping Company, Ltd.	67,954	$386,360
The India Cements, Ltd. (I)	271,316	362,724
The Karnataka Bank, Ltd.	106,560	202,613
The Karur Vysya Bank, Ltd.	49,942	340,134
The Phoenix Mills, Ltd.	19,688	102,470
The Ramco Cements, Ltd.	64,033	366,843
The South Indian Bank, Ltd.	797,088	240,047
Thermax, Ltd.	13,669	180,351
Tide Water Oil Company India, Ltd.	121	31,921
Time Technoplast, Ltd.	105,115	91,031
Timken India, Ltd. (I)	9,180	78,984
Titagarh Wagons, Ltd.	36,160	78,474
Titan Company, Ltd.	96,547	557,079
Torrent Pharmaceuticals, Ltd.	42,772	923,447
Torrent Power, Ltd.	105,066	292,001
Transport Corp. of India, Ltd.	22,613	108,977
Tree House Education And Accessories, Ltd.	8,309	18,861
Trent, Ltd.	871	21,298
Triveni Turbine, Ltd.	75,426	123,820
TTK Prestige, Ltd.	1,611	103,221
Tube Investments of India, Ltd.	46,789	282,564
TV18 Broadcast, Ltd. (I)	444,964	239,030
TVS Motor Company, Ltd.	147,779	681,040
UCO Bank	198,438	144,649
Uflex, Ltd.	27,559	81,083
Ultratech Cement, Ltd.	8,695	365,997
Unichem Laboratories, Ltd.	21,071	88,396
Union Bank of India, Ltd.	145,701	378,763
Unitech, Ltd. (I)	1,334,364	140,937
United Breweries, Ltd.	52,726	762,725
United Spirits, Ltd. (I)	27,822	1,294,824
UPL, Ltd.	257,014	1,622,876
Usha Martin, Ltd. (I)	147,220	29,432
V-Guard Industries, Ltd.	6,958	96,742
VA Tech Wabag, Ltd.	21,621	226,391
Vakrangee, Ltd.	174,093	441,788
Vardhman Textiles, Ltd.	14,933	174,107
Vedanta, Ltd.	173,319	235,251
Vedanta, Ltd., ADR	203,956	1,142,154
Videocon Industries, Ltd.	88,580	173,505
Vijaya Bank	193,537	100,440
Vinati Organics, Ltd.	1,762	10,378
VIP Industries, Ltd.	68,627	98,511
Voltas, Ltd.	64,004	277,890
VST Industries, Ltd.	2,691	68,230
WABCO India, Ltd.	2,647	246,265
Welspun Corp, Ltd.	67,511	118,646
Welspun Enterprises, Ltd. (I)	16,116	12,826
Welspun India, Ltd.	19,641	259,221
Whirlpool of India, Ltd. (I)	7,671	80,106
Wipro, Ltd.	306,499	2,628,860
Wockhardt, Ltd. (I)	17,084	424,425
Yes Bank, Ltd.	158,062	1,824,361

SEE NOTES TO FUND'S INVESTMENTS25

Emerging Markets Fund

	Shares	Value
India (continued)
Zee Entertainment Enterprises, Ltd.	349,995	2,164,002
Zensar Technologies, Ltd.	12,054	197,254
Zuari Agro Chemicals, Ltd.	9,847	22,681
Zydus Wellness, Ltd.	8,264	103,510
Indonesia 3.0%		52,568,819
Ace Hardware Indonesia Tbk PT	7,373,800	407,148
Adaro Energy Tbk PT	17,534,300	696,074
Adhi Karya Persero Tbk PT	2,087,538	331,351
Agung Podomoro Land Tbk PT (I)	6,497,200	137,911
AKR Corporindo Tbk PT	309,300	136,039
Alam Sutera Realty Tbk PT	14,663,900	358,314
Aneka Tambang Persero Tbk PT (I)	7,045,854	160,280
Arwana Citramulia Tbk PT	2,819,300	85,396
Asahimas Flat Glass Tbk PT	113,500	56,899
Astra Agro Lestari Tbk PT	454,800	555,023
Astra Graphia Tbk PT	606,500	77,377
Astra International Tbk PT	4,096,800	1,750,080
Bakrie & Brothers Tbk PT (I)	129,839,261	469,242
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	64,738
Bakrie Telecom Tbk PT (I)	34,369,000	124,210
Bakrieland Development Tbk PT (I)	32,977,500	119,181
Bank Bukopin Tbk PT	3,763,166	184,652
Bank Central Asia Tbk PT	3,840,300	3,431,597
Bank Danamon Indonesia Tbk PT	2,450,771	499,825
Bank Mandiri Persero Tbk PT	3,180,746	1,963,995
Bank Negara Indonesia Persero Tbk PT	2,116,803	728,502
Bank Pan Indonesia Tbk PT (I)	7,470,300	466,873
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,142,200	109,608
Bank Permata Tbk PT	25,500	1,985
Bank Rakyat Indonesia Persero Tbk PT	6,345,400	4,941,660
Bank Tabungan Negara Persero Tbk PT	3,692,198	338,589
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	43,018
Barito Pacific Tbk PT (I)	3,248,000	29,724
Bayan Resources Tbk PT (I)	98,000	58,765
Bekasi Fajar Industrial Estate Tbk PT	1,683,700	39,183
Benakat Petroleum Energy Tbk PT	3,785,000	16,935
Berau Coal Energy Tbk PT (I)	2,539,400	15,051
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
BISI International Tbk PT	915,700	87,585
Budi Starch & Sweetener Tbk PT (I)	2,039,000	9,471
Bumi Resources Minerals Tbk PT (I)	1,665,300	6,005
Bumi Resources Tbk PT (I)	31,738,030	114,475
Bumi Serpong Damai Tbk PT	4,904,400	596,136
Bumi Teknokultura Unggul Tbk PT (I)	252,400	29,165
Central Proteinaprima Tbk PT (I)	2,611,400	9,428
Charoen Pokphand Indonesia Tbk PT	3,346,720	763,560
Ciputra Development Tbk PT	12,615,510	1,046,835
Ciputra Property Tbk PT	2,867,405	86,904
Ciputra Surya Tbk PT	1,439,468	218,985
Citra Marga Nusaphala Persada Tbk PT (I)	1,911,760	221,011
Darma Henwa Tbk PT (I)	20,860,500	75,390
Delta Dunia Makmur Tbk PT (I)	6,032,500	26,979

26SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Dharma Satya Nusantara Tbk PT	603,500	$26,383
Eagle High Plantations Tbk PT (I)	10,835,900	110,437
Elnusa Tbk PT	4,227,800	84,800
Energi Mega Persada Tbk PT (I)	40,739,638	147,062
Erajaya Swasembada Tbk PT	1,509,800	61,979
Eureka Prima Jakarta Tbk PT (I)	267,600	9,652
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	12,153
Express Transindo Utama Tbk PT (I)	1,556,300	15,299
Fajar Surya Wisesa Tbk PT	146,500	11,967
Gajah Tunggal Tbk PT	2,665,500	102,908
Garuda Indonesia Persero Tbk PT (I)	2,851,600	61,737
Global Mediacom Tbk PT	7,840,700	472,857
Golden Eagle Energy Tbk PT (I)	368,800	3,802
Gudang Garam Tbk PT	106,443	375,812
Hanson International Tbk PT (I)	7,783,400	368,154
Harum Energy Tbk PT (I)	1,260,500	62,815
Hexindo Adiperkasa Tbk PT	117,000	12,685
Holcim Indonesia Tbk PT	1,567,500	128,981
Indah Kiat Pulp & Paper Corp. Tbk PT	4,072,800	279,776
Indika Energy Tbk PT (I)	2,104,400	19,966
Indo Tambangraya Megah Tbk PT	450,900	220,247
Indocement Tunggal Prakarsa Tbk PT	612,700	826,300
Indofood CBP Sukses Makmur Tbk PT	291,200	264,448
Indofood Sukses Makmur Tbk PT	4,175,900	1,468,742
Indosat Tbk PT (I)	997,900	403,252
Inovisi Infracom Tbk PT (I)	671,012	5,675
Intiland Development Tbk PT	6,552,800	236,493
Japfa Comfeed Indonesia Tbk PT (I)	6,111,900	207,448
Jasa Marga Tbk PT	1,431,300	465,450
Kalbe Farma Tbk PT	10,794,000	1,041,651
Kawasan Industri Jababeka Tbk PT	18,294,913	276,013
Krakatau Steel Persero Tbk PT (I)	2,430,900	53,021
Kresna Graha Sekurindo Tbk PT (I)	661,400	104,433
Lippo Cikarang Tbk PT (I)	589,900	310,569
Lippo Karawaci Tbk PT	12,300,325	1,141,794
Malindo Feedmill Tbk PT (I)	862,000	90,698
Matahari Department Store Tbk PT	305,500	345,306
Matahari Putra Prima Tbk PT	1,428,200	193,292
Mayora Indah Tbk PT	258,808	483,240
Medco Energi Internasional Tbk PT	2,121,400	161,475
Media Nusantara Citra Tbk PT	4,577,300	536,743
Metrodata Electronics Tbk PT	253,851	12,141
Mitra Adiperkasa Tbk PT (I)	712,500	210,696
MNC Investama Tbk PT	25,245,900	266,350
MNC Sky Vision Tbk PT (I)	451,800	45,464
Modern Internasional Tbk PT (I)	304,100	3,040
Modernland Realty Tbk PT	5,237,200	170,973
Multipolar Corp. Tbk PT	7,312,900	168,432
Nippon Indosari Corpindo Tbk PT	1,003,500	92,793
Nirvana Development Tbk PT (I)	5,351,300	37,199
Nusantara Infrastructure Tbk PT (I)	7,427,000	41,974
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	25,068
Pakuwon Jati Tbk PT	24,214,400	805,900

SEE NOTES TO FUND'S INVESTMENTS27

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Pan Brothers Tbk PT	3,506,800	$126,645
Panin Financial Tbk PT (I)	17,869,700	255,512
Panin Sekuritas Tbk PT	22,500	5,291
Paninvest Tbk PT (I)	1,443,000	61,833
Pembangunan Perumahan Persero Tbk PT	2,559,400	669,329
Perusahaan Gas Negara Persero Tbk PT	4,271,600	818,330
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,154,800	272,490
Petrosea Tbk PT	243,000	5,237
Ramayana Lestari Sentosa Tbk PT	3,714,300	180,966
Resource Alam Indonesia Tbk PT (I)	392,500	16,986
Salim Ivomas Pratama Tbk PT	1,743,000	47,154
Samindo Resources Tbk PT	31,500	1,139
Sampoerna Agro Tbk PT	779,600	78,339
Samudera Indonesia Tbk PT	15,000	5,221
Sawit Sumbermas Sarana Tbk PT	1,510,100	172,353
Selamat Sempurna Tbk PT	1,122,400	391,776
Semen Baturaja Persero Tbk PT	1,308,400	29,678
Semen Indonesia Persero Tbk PT	2,346,800	1,802,119
Sentul City Tbk PT	36,551,100	163,519
Sigmagold Inti Perkasa Tbk PT (I)	375,500	11,536
Sinar Mas Multiartha Tbk PT	37,000	13,359
Sri Rejeki Isman Tbk PT	9,098,000	244,193
Sugih Energy Tbk PT (I)	12,804,400	351,740
Summarecon Agung Tbk PT	9,972,200	1,112,630
Surya Citra Media Tbk PT	3,301,000	721,278
Surya Semesta Internusa Tbk PT	3,996,600	168,771
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	745,800	300,961
Telekomunikasi Indonesia Persero Tbk PT	3,679,100	780,445
Telekomunikasi Indonesia Persero Tbk PT, ADR	66,136	2,811,441
Tempo Scan Pacific Tbk PT	242,800	30,585
Tiga Pilar Sejahtera Food Tbk	1,910,000	201,620
Timah Persero Tbk PT	3,262,880	123,527
Tiphone Mobile Indonesia Tbk PT	2,122,100	105,914
Total Bangun Persada Tbk PT	221,300	9,895
Tower Bersama Infrastructure Tbk PT (I)	1,400,600	615,731
Trias Sentosa Tbk PT	1,000,000	23,513
Trimegah Securities Tbk PT (I)	1,137,100	4,184
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	8,429
Tunas Baru Lampung Tbk PT	1,768,600	70,188
Tunas Ridean Tbk PT	872,500	34,657
Unilever Indonesia Tbk PT	593,100	1,572,860
United Tractors Tbk PT	1,584,800	1,862,343
Vale Indonesia Tbk PT	2,666,700	316,565
Visi Media Asia Tbk PT (I)	5,490,600	94,890
Waskita Karya Persero Tbk PT	1,559,702	180,536
Wijaya Karya Persero Tbk PT	1,049,100	213,087
Wintermar Offshore Marine Tbk PT (I)	208,300	2,726
XL Axiata Tbk PT (I)	2,804,600	700,599
Luxembourg 0.0%		27,997
O'Key Group SA, GDR	12,712	27,997

28SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia 4.5%		78,279,228
Adventa BHD (I)	25,200	5,723
Aeon Company BHD	535,000	336,887
AEON Credit Service M BHD	10,360	31,542
Affin Holdings BHD	590,990	329,888
AirAsia BHD	1,555,600	495,200
AirAsia X Bhd (I)	2,039,450	86,122
Alam Maritim Resources BHD (I)	374,200	40,686
Alliance Financial Group BHD	1,006,600	844,993
AMMB Holdings BHD	1,742,050	1,873,894
Amway Malaysia Holdings BHD	400	925
Ann Joo Resources BHD	234,300	37,076
APM Automotive Holdings BHD	115,500	103,201
Astro Malaysia Holdings BHD	830,700	553,721
Axiata Group BHD	1,256,444	1,804,458
Barakah Offshore Petroleum BHD	377,000	79,525
Batu Kawan BHD	33,400	135,404
Benalec Holdings BHD	345,500	44,434
Berjaya Assets BHD	388,400	72,907
Berjaya Auto BHD	413,800	212,025
Berjaya Corp. BHD	2,996,700	270,313
Berjaya Land BHD (I)	846,900	135,104
Berjaya Sports Toto BHD	625,678	453,005
BIMB Holdings BHD	565,900	516,819
Bintulu Port Holdings BHD	300	480
Bonia, Corp. BHD	527,800	86,766
Boustead Holdings BHD	387,606	370,778
Boustead Plantations BHD	84,200	29,020
British American Tobacco Malaysia BHD	62,300	845,030
Bumi Armada BHD	2,429,000	590,587
Bursa Malaysia BHD	345,700	677,646
Cahya Mata Sarawak BHD	397,500	472,493
Carlsberg Brewery-Malay BHD	168,900	452,616
CB Industrial Product Holding BHD	332,240	155,439
CIMB Group Holdings BHD	2,052,306	2,164,278
Coastal Contracts BHD	222,566	98,128
CSC Steel Holdings BHD	234,900	57,828
Cypark Resources BHD	129,400	54,578
Daibochi Plastic & Packaging Industry BHD	9,100	11,417
Datasonic Group BHD	158,100	60,254
Daya Materials BHD (I)	1,450,200	35,826
Dayang Enterprise Holdings BHD	309,600	102,812
Dialog Group BHD	1,849,160	706,890
DiGi.Com BHD	1,256,580	1,473,331
DKSH Holdings Malaysia BHD	6,800	6,696
DRB-Hicom BHD	1,092,000	322,517
Dutch Lady Milk Industries BHD	9,900	112,494
Eastern & Oriental BHD (I)	840,467	305,083
ECM Libra Financial Group BHD	100,844	9,813
Eco World Development Group BHD (I)	275,400	90,486
Evergreen Fibreboard BHD (I)	307,900	150,968
Felda Global Ventures Holdings BHD	1,014,000	420,363
Fraser & Neave Holdings BHD	30,600	129,773
Gamuda BHD	706,800	752,092

SEE NOTES TO FUND'S INVESTMENTS29

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Gas Malaysia BHD	132,500	$67,999
GD Express Carrier BHD	48,200	16,964
Genting BHD	1,545,600	2,607,641
Genting Malaysia BHD	1,045,800	1,080,441
Genting Plantations BHD	64,000	153,731
Globetronics Technology BHD	249,080	371,754
Glomac BHD	345,600	73,830
Goldis BHD	312,063	162,701
Guinness Anchor BHD	133,500	453,105
GuocoLand Malaysia BHD	183,100	58,129
Hai-O Enterprise BHD	58,500	31,677
Hap Seng Consolidated BHD	670,300	1,009,306
Hap Seng Plantations Holdings BHD	205,300	118,249
Hartalega Holdings BHD	439,400	554,793
Hibiscus Petroleum BHD (I)	444,000	24,410
Hock Seng LEE BHD	188,092	83,303
Hong Leong Bank BHD	246,840	782,990
Hong Leong Financial Group BHD	275,661	905,520
Hong Leong Industries BHD	84,300	120,958
Hovid BHD	328,500	36,821
Hua Yang BHD	148,366	67,172
Hume Industries BHD	67,932	52,820
Hwang Capital Malaysia BHD	69,400	34,452
I-BHD	568,200	67,977
IFCA MSC BHD	233,900	55,173
IHH Healthcare Bhd	163,600	243,444
IJM Corp. BHD	2,151,760	1,718,695
IJM Plantations BHD	166,200	138,431
Inari Amertron BHD	320,850	317,549
Insas BHD	406,574	73,327
IOI Corp. BHD	1,419,700	1,449,837
IOI Properties Group BHD	762,457	392,458
Iris Corp. BHD (I)	1,485,500	79,937
Iskandar Waterfront City BHD (I)	335,500	59,592
JAKS Resources BHD (I)	413,200	114,268
Jaya Tiasa Holdings BHD	310,305	87,814
JCY International BHD	316,000	61,869
K&N Kenanga Holdings BHD	312,317	41,716
Karambunai Corp. BHD (I)	1,224,300	16,013
Karex BHD	24,200	22,276
Keck Seng Malaysia BHD	276,950	335,360
Kian JOO CAN Factory BHD (I)	329,200	249,876
Kim Loong Resources BHD	37,800	25,048
Kimlun Corp. BHD	93,700	28,958
KLCCP Stapled Group	291,100	477,240
KNM Group BHD (I)	1,828,410	218,248
Kossan Rubber Industries BHD	334,000	627,015
KPJ Healthcare BHD	446,400	445,337
KSL Holdings BHD	563,210	187,582
Kuala Lumpur Kepong BHD	94,758	510,858
KUB Malaysia BHD (I)	384,800	26,921
Kulim Malaysia BHD	306,200	278,043
Kumpulan Europlus BHD (I)	192,200	37,835

30SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Kumpulan Fima BHD	93,300	$39,537
Kumpulan Perangsang Selangor BHD	202,200	57,422
Lafarge Malaysia BHD	280,600	599,311
Land & General BHD	1,002,200	91,666
Landmarks BHD (I)	232,900	57,404
LBS Bina Group BHD	210,000	66,390
Lingkaran Trans Kota Holdings BHD	80,200	96,799
Lion Industries Corp. BHD (I)	490,300	34,021
LPI Capital BHD	31,500	108,879
Magnum BHD	464,300	279,103
Mah Sing Group BHD	1,445,012	486,774
Malayan Banking BHD	1,676,145	3,270,475
Malayan Flour Mills BHD	278,800	85,027
Malaysia Airports Holdings BHD	522,388	664,345
Malaysia Building Society BHD	312,587	113,807
Malaysia Marine and Heavy Engineering Holdings BHD (I)	257,200	64,278
Malaysian Bulk Carriers BHD	377,300	70,752
Malaysian Pacific Industries BHD	84,338	157,734
Malaysian Resources Corp. BHD	850,600	248,443
Malton BHD	397,300	74,162
Matrix Concepts Holdings BHD	333,083	191,045
Maxis BHD	693,885	1,066,625
MBM Resources BHD	151,150	97,780
Media Chinese International, Ltd.	286,200	41,667
Media Prima BHD	892,780	292,530
Mega First Corp. BHD	175,400	105,951
MISC BHD	192,750	418,224
Mitrajaya Holdings BHD	41,100	11,459
MK Land Holdings BHD	446,700	42,362
MKH BHD (I)	200,533	105,782
MMC Corp. BHD	1,107,100	529,204
MNRB Holdings BHD (I)	55,100	39,927
MPHB Capital BHD (I)	145,400	51,522
Mudajaya Group BHD (I)	232,800	64,537
Muhibbah Engineering Malaysia BHD	352,700	184,270
Mulpha International BHD (I)	1,392,500	87,925
My EG Services BHD	557,600	444,532
Naim Holdings BHD	109,800	61,159
NCB Holdings BHD	29,600	30,262
Nestle Malaysia BHD	2,900	49,839
NTPM Holdings BHD	145,500	26,092
Oldtown BHD	300,900	96,567
Oriental Holdings BHD	352,620	592,096
OSK Holdings BHD	700,545	264,613
Padini Holdings BHD	511,400	209,077
Panasonic Manufacturing Malaysia BHD	10,900	61,699
Pantech Group Holdings BHD	271,084	40,572
Paramount Corp. BHD	163,400	61,550
Parkson Holdings BHD (I)	448,248	108,468
Perisai Petroleum Teknologi BHD (I)	815,800	58,070
PESTECH International BHD	23,200	36,203
Petronas Chemicals Group BHD	851,400	1,345,425
Petronas Dagangan BHD	113,700	666,649

SEE NOTES TO FUND'S INVESTMENTS31

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Petronas Gas BHD	213,700	1,148,094
Pharmaniaga BHD	12,000	19,402
POS Malaysia BHD	404,900	337,201
Power Root BHD	71,000	43,469
PPB Group BHD	227,000	840,920
Press Metal BHD	538,400	263,620
Protasco BHD	289,400	107,021
Public Bank BHD	960,060	4,138,404
Puncak Niaga Holding BHD	105,800	67,449
QL Resources BHD	404,200	410,480
RCE Capital BHD	309,550	19,240
RHB Capital BHD	320,479	417,817
Rimbunan Sawit BHD (I)	338,000	40,023
Salcon BHD	502,100	72,389
Sapurakencana Petroleum BHD	3,734,457	1,870,803
Sarawak Oil Palms BHD	110,400	120,291
Scientex BHD	125,400	243,033
Scomi Group BHD (I)	1,322,200	60,322
Scomi Marine BHD (I)	699,300	41,582
SEG International BHD	19,800	6,468
Selangor Dredging BHD	250,000	56,641
Selangor Properties BHD	18,300	22,780
Shangri-La Hotels Malaysia BHD	36,700	51,081
Shell Refining Company Federation of Malaya BHD (I)	67,000	78,048
SHL Consolidated BHD	113,500	81,766
Sime Darby BHD	989,501	1,833,529
SP Setia BHD	261,940	198,235
Star Media Group BHD	306,500	165,098
Sunway BHD	537,728	379,925
Sunway Construction Group BHD (I)	92,562	29,712
Supermax Corp. BHD	265,300	149,236
Suria Capital Holdings BHD	225,400	139,496
Syarikat Takaful Malaysia BHD	268,000	232,864
Symphony Life BHD	174,168	31,920
TA Ann Holdings BHD	277,840	279,755
TA Enterprise BHD	1,473,300	217,391
TA Global BHD	1,782,340	112,939
Talam Transform BHD (I)	2,215,600	28,516
Taliworks Corp. BHD	226,400	77,440
Tambun Indah Land BHD	159,800	51,508
Tan Chong Motor Holdings BHD	191,600	121,880
Tanjung Offshore BHD (I)	192,400	16,716
Tasek Corp. BHD	5,400	18,141
TDM BHD	609,695	95,465
Telekom Malaysia BHD	469,756	716,544
Tenaga Nasional BHD	1,075,200	3,366,851
TH Plantations BHD	185,160	53,729
Time dotCom BHD	366,140	594,543
Tiong NAM Logistics Holdings	140,900	47,215
Top Glove Corp. BHD	331,100	753,869
Tropicana Corp. BHD (I)	358,991	82,667
TSH Resources BHD	423,900	204,971
Tune Ins Holdings BHD	271,000	86,330

32SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Uchi Technologies BHD	134,300	$52,306
UEM Edgenta BHD	230,400	181,404
UEM Sunrise BHD	1,243,266	329,144
UMW Holdings BHD	586,500	1,098,568
UMW Oil and Gas Corp. BHD	328,300	89,234
Unisem M BHD	620,220	334,248
United Malacca BHD	112,550	157,418
United Plantations BHD	24,700	151,048
United U-Li Corp. BHD	54,400	57,893
UOA Development BHD	436,900	210,021
Uzma BHD	121,700	57,160
VS Industry BHD	808,485	278,354
Wah Seong Corp. BHD	337,690	83,770
WCT Holdings BHD	596,248	202,077
Wellcall Holdings BHD	223,400	126,373
Westports Holdings Bhd	594,500	599,909
Wing Tai Malaysia BHD	379,950	111,283
WTK Holdings BHD	209,300	60,282
Yinson Holdings BHD	163,100	112,104
YNH Property BHD (I)	314,060	139,993
YTL Corp. BHD	5,659,958	2,094,007
YTL E-Solutions BHD	86,200	10,900
YTL Power International BHD	1,248,975	453,810
Zhulian Corp. BHD	71,300	25,284
Malta 0.2%		3,910,896
Brait SE (I)(L)	350,774	3,890,969
Tiso Blackstar Group SE	32,132	19,927
Mexico 5.6%		98,621,398
Alfa SAB de CV, Class A	2,790,341	5,613,251
Alpek SA de CV	402,912	640,401
Alsea SAB de CV (L)	441,026	1,572,751
America Movil SAB de CV, Series L	9,527,383	7,741,097
America Movil SAB de CV, Series L, ADR (L)	111,774	1,809,621
Arca Continental SAB de CV	309,700	1,951,241
Axtel SAB de CV (I)(L)	1,177,009	580,757
Banregio Grupo Financiero SAB de CV	256,370	1,356,059
Bio Pappel SAB de CV (I)	18,527	19,423
Bolsa Mexicana de Valores SAB de CV	327,042	471,479
Cemex SAB de CV (I)	746,963	473,547
Cemex SAB de CV, ADR (I)	462,522	2,913,889
Cia Minera Autlan SAB de CV, Series B (I)	60,050	32,238
Coca-Cola Femsa SAB de CV, ADR (L)	22,403	1,726,599
Coca-Cola Femsa SAB de CV, Series L	5,352	41,281
Consorcio ARA SAB de CV	1,078,818	404,111
Controladora Comercial Mexicana SAB de CV	597,677	1,886,234
Corporacion GEO SAB de CV, Series B (I)	7,777	38
Corporacion Inmobiliaria Vesta SAB de CV	424,919	649,492
Credito Real SAB de CV	18,242	41,814
Dine SAB de CV (I)	103,700	62,552
El Puerto de Liverpool SAB de CV	36,190	481,893
Empresas ICA SAB de CV, ADR (I)(L)	201,191	247,465
Fomento Economico Mexicano SAB de CV	33,178	320,208

SEE NOTES TO FUND'S INVESTMENTS33

Emerging Markets Fund

	Shares	Value
Mexico (continued)
Fomento Economico Mexicano SAB de CV, ADR	50,004	4,819,386
Genomma Lab Internacional SAB de CV, Class B (I)(L)	686,456	539,534
Gentera SAB de CV	352,315	692,378
Gruma SAB de CV, Class B	255,518	3,718,195
Grupo Aeromexico SAB de CV (I)(L)	200,247	461,414
Grupo Aeroportuario del Centro Norte SAB de CV (I)	144,802	736,053
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (I)	12,057	489,273
Grupo Aeroportuario del Pacifico SAB de CV, ADR	40,834	3,709,361
Grupo Aeroportuario del Sureste SAB de CV, ADR	14,678	2,216,672
Grupo Bimbo SAB de CV, Series A (I)	782,215	2,172,315
Grupo Carso SAB de CV, Series A1	416,504	1,843,564
Grupo Cementos de Chihuahua SAB de CV	57,000	153,002
Grupo Comercial Chedraui SA de CV	195,986	535,295
Grupo Elektra SAB de CV	42,753	913,381
Grupo Famsa SAB de CV, Class A (I)	308,661	260,844
Grupo Financiero Banorte SAB de CV	819,996	4,397,186
Grupo Financiero Inbursa SAB de CV, Series O	1,210,805	2,332,762
Grupo Financiero Interacciones SA de CV	66,572	413,730
Grupo Financiero Santander Mexico SAB de CV, Class B	481,412	937,952
Grupo Gigante SAB de CV (I)	168,900	376,958
Grupo Herdez SAB de CV	191,379	517,978
Grupo Industrial Maseca SAB de CV, Series B	2,600	3,497
Grupo Industrial Saltillo SAB de CV	100,600	195,214
Grupo KUO SAB de CV, Series B	206,101	372,960
Grupo Mexico SAB de CV, Series B	2,562,624	5,594,159
Grupo Pochteca SAB de CV (I)	20,836	16,339
Grupo Sanborns SAB de CV	340,476	559,647
Grupo Simec SAB de CV, Series B (I)	107,636	256,523
Grupo Sports World SAB de CV (I)	27,369	33,001
Grupo Televisa SAB	703,885	3,969,855
Grupo Televisa SAB, ADR	94,559	2,666,564
Hoteles City Express SAB de CV (I)	39,200	53,912
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	97,301	172,554
Industrias Bachoco SAB de CV, ADR (L)	7,062	354,371
Industrias Bachoco SAB de CV, Series B	164,751	689,384
Industrias CH SAB de CV, Series B (I)	282,006	983,723
Industrias Penoles SAB de CV	61,306	768,994
Infraestructura Energetica Nova SAB de CV	113,205	495,956
Kimberly-Clark de Mexico SAB de CV, Class A	930,039	2,197,996
Maxcom Telecomunicaciones SAB de CV (I)	86,584	5,118
Megacable Holdings SAB de CV	189,748	732,976
Mexichem SAB de CV	873,862	2,163,801
Minera Frisco SAB de CV, Class A1 (I)	926,990	454,597
OHL Mexico SAB de CV (I)	608,150	728,903
Organizacion Cultiba SAB de CV	44,034	59,869
Organizacion Soriana SAB de CV, Series B (I)	1,506,962	3,623,272
Promotora y Operadora de Infraestructura SAB de CV (I)	113,927	1,380,600
Qualitas Controladora SAB de CV (I)	223,022	267,305
Rassini SAB de CV	5,950	22,575
TV Azteca SA de CV	686,013	119,589
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	83,704
Vitro SAB de CV	41,938	126,485
Wal-Mart de Mexico SAB de CV	2,330,317	6,193,281

34SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Netherlands 0.1%		$823,709
VimpelCom, Ltd., ADR (L)	228,808	823,709
Peru 0.1%		2,429,647
Cementos Pacasmayo SAA, ADR	10,202	65,497
Compania de Minas Buenaventura SA, ADR (I)	21,714	102,924
Credicorp, Ltd.	20,487	2,163,632
Grana y Montero SAA, ADR (L)	30,498	97,594
Philippines 1.9%		32,742,326
Aboitiz Equity Ventures, Inc.	798,360	957,963
Aboitiz Power Corp.	718,300	639,743
Alliance Global Group, Inc.	2,257,500	847,219
Alsons Consolidated Resources, Inc. (I)	3,145	1,194
Alsons Consolidated Resources, Inc.	629,000	20,011
Atlas Consolidated Mining & Development (I)	664,800	58,186
Ayala Corp.	72,870	1,147,643
Ayala Land, Inc.	2,578,000	1,849,035
Bank of the Philippine Islands	269,515	477,198
BDO Unibank, Inc.	530,221	1,134,771
Belle Corp.	4,310,000	290,501
Bloomberry Resorts Corp.	1,151,000	127,354
Cebu Air, Inc.	296,840	525,765
China Banking Corp.	303,014	250,533
COL Financial Group, Inc.	10,000	3,262
Cosco Capital, Inc.	2,958,200	469,151
D&L Industries, Inc.	2,482,300	494,607
DMCI Holdings, Inc.	2,967,000	845,645
East West Banking Corp. (I)	55,200	22,241
EEI Corp.	297,300	28,611
Emperador, Inc.	628,900	122,041
Empire East Land Holdings, Inc. (I)	3,856,000	71,923
Energy Development Corp.	11,032,200	1,449,168
Filinvest Land, Inc.	11,227,750	423,604
First Gen Corp.	1,310,400	625,465
First Philippine Holdings Corp.	335,440	470,201
Globe Telecom, Inc.	17,780	753,218
GT Capital Holdings, Inc.	17,630	472,460
International Container Terminal Services, Inc.	470,290	732,739
JG Summit Holdings, Inc.	529,430	794,366
Jollibee Foods Corp.	241,780	1,030,287
Leisure & Resorts World Corp.	373,000	71,174
Lepanto Consolidated Mining Company, Class B (I)	7,724,363	32,868
Lopez Holdings Corp.	2,894,800	459,171
LT Group, Inc.	1,666,100	526,895
Manila Electric Company	97,870	634,503
Manila Water Company, Inc.	1,222,200	634,983
Megawide Construction Corp. (I)	31,770	4,278
Megaworld Corp.	10,820,600	1,018,390
Melco Crown Philippines Resorts Corp. (I)	675,600	47,834
Metro Pacific Investments Corp.	8,396,800	932,229
Metropolitan Bank & Trust Company	104,334	178,037
Pepsi-Cola Products Philippines, Inc.	1,939,000	147,985
Petron Corp.	1,544,800	244,230
Philippine Long Distance Telephone Company	47,195	2,051,469

SEE NOTES TO FUND'S INVESTMENTS35

Emerging Markets Fund

	Shares	Value
Philippines (continued)
Philippine National Bank (I)	399,820	$432,391
Philippine Stock Exchange, Inc.	20,064	125,076
Philweb Corp.	628,140	278,458
Puregold Price Club, Inc.	783,500	572,052
RFM Corp.	101,000	9,018
Rizal Commercial Banking Corp.	460,340	299,066
Robinsons Land Corp.	1,633,550	1,044,282
Robinsons Retail Holdings, Inc.	182,790	278,833
San Miguel Corp.	473,334	469,961
Security Bank Corp.	227,427	663,515
Semirara Mining And Power Corp.	218,000	627,606
SM Investments Corp.	30,160	540,603
SM Prime Holdings, Inc.	1,766,004	804,356
Top Frontier Investment Holdings, Inc. (I)	25,432	40,441
Trans-Asia Oil & Energy Development Corp.	377,000	16,941
Travellers International Hotel Group, Inc.	192,400	15,892
Union Bank of Philippines, Inc.	478,571	579,746
Universal Robina Corp.	297,420	1,273,930
Vista Land & Lifescapes, Inc.	4,879,300	550,008
Poland 1.8%		30,941,241
ABC Data SA	23,575	19,823
Action SA	5,661	37,849
Agora SA (I)	54,053	183,636
Alior Bank SA (I)	24,933	450,741
Amica Wronki SA	1,682	70,695
AmRest Holdings SE (I)	6,606	325,362
Apator SA	6,846	55,324
Asseco Poland SA	101,333	1,437,494
ATM SA	2,780	7,008
Bank Handlowy w Warszawie SA	17,502	310,750
Bank Millennium SA (I)(L)	369,416	483,117
Bank Pekao SA	11,982	406,118
Bank Zachodni WBK SA (I)	15,730	1,013,407
Bioton SA (I)(L)	63,938	213,568
Boryszew SA	152,807	181,444
Budimex SA	14,056	735,325
CCC SA	13,778	541,921
CD Projekt SA (I)(L)	49,597	277,420
Ciech SA (I)	52,653	1,133,065
ComArch SA (I)	2,909	81,964
Cyfrowy Polsat SA (I)	83,956	499,708
Emperia Holding SA	9,026	154,213
Enea SA	163,731	466,334
Energa SA	62,040	209,465
Eurocash SA	77,844	1,001,032
Fabryki Mebli Forte SA	20,572	278,488
Famur SA (I)	29,897	12,271
Firma Oponiarska Debica SA	4,011	87,315
Getin Holding SA (I)	301,321	97,582
Getin Noble Bank SA (I)(L)	780,891	111,962
Grupa Azoty SA (I)	23,036	615,190
Grupa Kety SA	15,900	1,140,859

36SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Poland (continued)
Grupa Lotos SA (I)	122,504	$863,760
Impexmetal SA (I)	97,051	57,861
ING Bank Slaski SA (L)	10,630	302,325
Integer.pl SA (I)	797	17,153
Inter Cars SA	1,264	79,226
Jastrzebska Spolka Weglowa SA (I)	37,050	115,296
KGHM Polska Miedz SA	95,731	1,711,163
Kopex SA	41,812	51,688
Kruk SA	2,406	111,262
LC Corp. SA (I)	296,724	127,099
LPP SA (L)	500	842,019
Lubelski Wegiel Bogdanka SA (L)	9,137	92,772
mBank (I)	6,657	494,306
MCI Management SA (I)	25,380	70,353
Midas SA (I)	187,419	28,289
Netia SA	393,934	529,656
Neuca SA	1,844	151,911
Orange Polska SA	432,487	724,227
Orbis SA	50,764	794,129
Pelion SA	9,437	118,830
Pfleiderer Grajewo SA (I)	6,153	38,570
PGE Polska Grupa Energetyczna SA	493,754	1,618,197
PKP Cargo SA	2,742	43,729
Polnord SA (I)	21,527	65,505
Polski Koncern Miesny Duda SA (I)	2,108	3,147
Polski Koncern Naftowy Orlen SA	235,535	3,956,187
Polskie Gornictwo Naftowe i Gazownictwo SA	656,085	874,696
Powszechna Kasa Oszczednosci Bank Polski SA (I)	170,883	1,138,674
Powszechny Zaklad Ubezpieczen SA	180,940	1,728,749
Quercus TFI SA (I)	1,202	1,841
Rafako SA (I)	15,011	26,250
Sygnity SA (I)	20,049	43,653
Synthos SA	521,082	467,620
Tauron Polska Energia SA	942,018	661,591
Trakcja SA (I)	27,774	87,937
Vistula Group SA (I)	21,896	16,415
Warsaw Stock Exchange	20,827	211,694
Wawel SA	80	20,792
Zespol Elektrowni Patnow Adamow Konin SA (L)	5,285	12,219
Russia 1.0%		17,466,906
Gazprom OAO, ADR	823,904	3,398,132
Lukoil PJSC, ADR	43,065	1,656,762
Magnitogorsk Iron & Steel Works OJSC, GDR	83,117	353,667
Mail.Ru Group, Ltd., GDR (I)	6,457	148,692
Mechel, ADR (I)(L)	68,156	61,340
MegaFon OAO, GDR	26,138	395,060
MMC Norilsk Nickel PJSC, ADR	103,988	1,406,551
Novatek OAO, GDR	7,320	684,394
Novatek OAO, GDR	416	38,895
Novolipetsk Steel OJSC, GDR	34,248	361,160
PhosAgro OAO, GDR	26,586	346,924
PIK Group, GDR (I)	101,350	321,048

SEE NOTES TO FUND'S INVESTMENTS37

Emerging Markets Fund

	Shares	Value
Russia (continued)
Ros Agro PLC, GDR	6,090	$76,734
Rosneft OAO, GDR	271,927	1,091,175
Rostelecom OJSC, ADR	36,760	291,635
RusHydro PJSC, ADR	452,951	395,757
Sberbank of Russia, ADR	306,286	2,051,025
Severstal OAO, GDR (L)	55,980	598,604
Tatneft OAO, ADR	67,987	1,999,479
TMK OAO, GDR	29,098	98,781
VTB Bank OJSC, GDR	308,684	657,755
X5 Retail Group NV, GDR (I)	45,688	1,033,336
Singapore 0.0%		121,010
Technovator International, Ltd. (I)	188,000	121,010
South Africa 8.4%		147,072,996
Adbee Rf, Ltd. (I)	21,593	45,135
Adcock Ingram Holdings, Ltd. (L)	122,362	422,367
Adcorp Holdings, Ltd.	85,780	129,391
Advtech, Ltd.	233,736	215,156
AECI, Ltd.	162,580	1,030,146
African Bank Investments, Ltd. (I)	878,658	18,842
African Oxygen, Ltd.	26,369	26,765
African Rainbow Minerals, Ltd.	79,703	238,298
Allied Electronics Corp., Ltd., A Shares	83,996	26,734
Anglo American Platinum, Ltd. (I)	27,429	380,594
AngloGold Ashanti, Ltd. (I)	39,933	253,981
AngloGold Ashanti, Ltd., ADR (I)	453,722	2,903,821
ArcelorMittal South Africa, Ltd. (I)	240,520	95,572
Ascendis Health, Ltd.	9,297	11,902
Aspen Pharmacare Holdings, Ltd. (I)	126,743	2,739,784
Assore, Ltd.	17,794	80,735
Astral Foods, Ltd.	50,555	412,752
Attacq, Ltd. (I)	43,203	60,694
Aveng, Ltd. (I)	565,898	104,797
AVI, Ltd.	401,366	2,283,595
Barclays Africa Group, Ltd.	211,057	2,316,680
Barloworld, Ltd.	287,281	1,515,464
Bidvest Group, Ltd.	197,013	4,586,189
Blue Label Telecoms, Ltd.	174,483	151,310
Capitec Bank Holdings, Ltd.	39,897	1,655,518
Cashbuild, Ltd.	23,030	517,267
Caxton & CTP Publishers & Printers, Ltd.	226,989	245,138
City Lodge Hotels, Ltd.	36,762	402,230
Clicks Group, Ltd.	285,898	1,918,200
Clover Industries, Ltd.	68,524	88,883
Consolidated Infrastructure Group, Ltd. (I)	20,628	46,786
Coronation Fund Managers, Ltd. (L)	215,758	906,380
DataTec, Ltd.	290,969	1,013,282
Discovery, Ltd.	144,688	1,442,290
Distell Group, Ltd.	17,941	221,149
Distribution and Warehousing Network, Ltd. (I)	10,512	3,634
DRDGOLD, Ltd.	375,211	59,459
EOH Holdings, Ltd.	81,986	862,319
Eqstra Holdings, Ltd. (I)	292,995	48,727

38SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Exxaro Resources, Ltd. (L)	113,815	$354,847
Famous Brands, Ltd.	70,039	674,067
FirstRand, Ltd.	1,888,372	6,137,394
Gold Fields, Ltd.	28,109	71,727
Gold Fields, Ltd., ADR	948,209	2,398,969
Grand Parade Investments, Ltd. (L)	206,978	67,991
Grindrod, Ltd.	592,903	554,948
Group Five, Ltd.	140,236	199,179
Growthpoint Properties, Ltd.	180,406	300,744
Harmony Gold Mining Company, Ltd., ADR (I)	365,804	222,884
Holdsport, Ltd.	6,121	25,228
Hudaco Industries, Ltd.	19,872	146,804
Hulamin, Ltd.	227,519	94,457
Iliad Africa, Ltd.	108,290	74,544
Illovo Sugar, Ltd. (I)	277,088	308,810
Impala Platinum Holdings, Ltd. (I)	362,601	794,034
Imperial Holdings, Ltd.	215,820	2,263,765
Investec, Ltd.	104,327	872,121
Invicta Holdings, Ltd.	765	2,810
JSE, Ltd.	52,330	471,798
KAP Industrial Holdings, Ltd.	119,524	60,152
Kumba Iron Ore, Ltd. (L)	44,886	139,594
Lewis Group, Ltd.	153,666	491,848
Liberty Holdings, Ltd.	150,350	1,347,718
Life Healthcare Group Holdings, Ltd.	838,478	2,068,199
Massmart Holdings, Ltd.	130,630	1,043,763
Mediclinic International, Ltd.	251,371	1,998,797
Merafe Resources, Ltd.	1,760,071	83,244
Metair Investments, Ltd.	156,701	274,511
MMI Holdings, Ltd.	1,055,239	1,725,099
Mondi, Ltd.	93,160	2,117,089
Mpact, Ltd.	300,643	926,384
Mr Price Group, Ltd.	183,868	2,556,676
MTN Group, Ltd.	1,283,940	12,845,441
Murray & Roberts Holdings, Ltd.	468,406	279,462
Mustek, Ltd.	29,272	16,587
Nampak, Ltd. (L)	556,163	974,363
Naspers, Ltd.	45,776	6,815,362
Nedbank Group, Ltd.	130,009	1,895,090
Netcare, Ltd.	929,836	2,314,444
Northam Platinum, Ltd. (I)(L)	267,490	413,680
Nu-World Holdings, Ltd.	9,429	18,165
Oceana Group, Ltd.	48,574	379,462
Omnia Holdings, Ltd.	80,853	715,846
Peregrine Holdings, Ltd.	223,799	496,798
Petmin, Ltd.	283,328	24,790
Pick n Pay Stores, Ltd.	276,525	1,249,118
Pinnacle Holdings, Ltd. (I)	135,354	115,494
Pioneer Foods, Ltd.	75,515	879,903
PPC, Ltd. (L)	583,117	674,841
PSG Group, Ltd.	70,034	1,306,663
Quantum Foods Holdings (I)	64,921	13,517
Raubex Group, Ltd.	172,178	203,349

SEE NOTES TO FUND'S INVESTMENTS39

Emerging Markets Fund

	Shares	Value
South Africa (continued)
RCL Foods, Ltd.	10,269	$10,665
Reunert, Ltd.	173,869	824,161
Royal Bafokeng Platinum, Ltd. (I)	10,865	19,257
Sanlam, Ltd.	862,376	3,668,288
Santam, Ltd.	21,833	318,667
Sappi, Ltd. (I)	435,350	1,882,966
Sappi, Ltd., ADR (I)	384,521	1,668,821
Sasol, Ltd.	278,111	7,737,170
Sasol, Ltd., ADR	113,719	3,161,388
Shoprite Holdings, Ltd.	332,795	3,264,817
Sibanye Gold, Ltd.	58,110	76,868
Sibanye Gold, Ltd., ADR	187,529	988,278
Spur Corp., Ltd.	52,155	119,716
Standard Bank Group, Ltd.	451,707	4,050,806
Stefanutti Stocks Holdings, Ltd. (I)	55,487	13,780
Steinhoff International Holdings, Ltd.	1,494,790	8,752,008
Sun International, Ltd.	143,887	898,567
Super Group, Ltd. (I)	560,956	1,443,810
Telkom SA, Ltd.	289,555	1,236,577
The Foschini Group, Ltd.	189,033	1,694,149
The SPAR Group, Ltd.	171,010	2,145,339
Tiger Brands, Ltd.	62,670	1,442,916
Tiger Wheels, Ltd. (I)	14,267	0
Tongaat Hulett, Ltd.	102,122	694,450
Trencor, Ltd.	208,864	596,161
Truworths International, Ltd. (L)	391,810	2,558,559
Tsogo Sun Holdings, Ltd.	535,219	850,656
Vodacom Group, Ltd. (L)	145,561	1,468,353
Wilson Bayly Holmes-Ovcon, Ltd.	61,425	509,426
Woolworths Holdings, Ltd.	424,171	2,991,841
South Korea 14.9%		260,421,576
Able C&C Company, Ltd. (L)	4,086	79,585
Advanced Nano Products Company, Ltd.	1,832	39,110
Advanced Process Systems Corp. (I)	10,108	87,236
Aekyung Petrochemical Company, Ltd.	1,668	87,201
AfreecaTV Company, Ltd. (L)	7,394	157,652
Agabang&Company (I)	4,653	43,927
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	33,521
Ahnlab, Inc.	796	31,393
AJ Rent A Car Company, Ltd. (I)	9,408	94,911
AK Holdings, Inc. (L)	3,300	174,655
ALUKO Company, Ltd. (I)	11,100	71,539
AMOREPACIFIC Corp.	9,859	3,431,901
AMOREPACIFIC Group	10,338	1,367,194
Amotech Company, Ltd. (I)	2,147	39,230
Anam Electronics Company, Ltd. (I)	24,159	32,027
Anapass, Inc.	4,931	65,567
Asia Cement Company, Ltd.	572	49,089
ASIA Holdings Company, Ltd.	1,030	94,660
Asia Paper Manufacturing Company, Ltd.	3,412	47,783
Asiana Airlines, Inc. (I)	84,180	322,941
AtlasBX Company, Ltd.	5,379	190,545

40SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
AUK Corp. (I)	28,175	$55,661
Autech Corp.	4,431	18,487
Avaco Company, Ltd.	3,479	13,647
Baiksan Company, Ltd.	7,325	25,119
BH Company, Ltd. (I)	13,457	61,985
BHI Company, Ltd. (I)	3,795	9,666
Binggrae Company, Ltd.	2,481	137,534
Bioland, Ltd.	4,037	95,401
Bluecom Company, Ltd.	7,710	76,489
BNK Financial Group, Inc.	199,072	1,670,539
Boryung Pharmaceutical Company, Ltd.	1,759	82,648
Bubang Company, Ltd. (I)	6,756	28,937
Bukwang Pharmaceutical Company, Ltd.	10,374	227,461
Byucksan Corp.	8,041	59,276
CammSys Corp. (I)(L)	17,736	35,707
Capro Corp. (I)(L)	28,435	68,977
Cell Biotech Company, Ltd.	2,474	121,656
Celltrion Pharm, Inc. (I)	2,404	33,882
Celltrion, Inc. (I)	12,325	915,788
Chabiotech Company, Ltd. (I)	4,885	62,072
Chadiostech Company, Ltd. (I)	5,824	25,546
Cheil Worldwide, Inc. (I)	20,769	366,225
Chemtronics Company, Ltd. (I)(L)	7,365	41,008
Chinyang Holdings Corp.	8,006	25,617
Chong Kun Dang Pharmaceutical Corp.	2,072	149,275
Chongkundang Holdings Corp.	982	80,187
Choong Ang Vaccine Laboratory	540	7,473
Chosun Refractories Company, Ltd.	1,489	119,838
CJ CGV Company, Ltd. (L)	7,802	780,026
CJ CheilJedang Corp.	6,095	1,895,536
CJ Corp.	7,575	1,651,244
CJ E&M Corp. (I)	7,556	550,451
CJ Freshway Corp.	1,744	121,080
CJ Korea Express Company, Ltd. (I)	1,227	203,804
CJ O Shopping Company, Ltd.	2,587	427,101
CJ Seafood Corp. (I)	15,980	51,027
CKD Bio Corp.	3,221	61,409
Com2uS Corp. (I)(L)	5,400	516,327
Cosmax BTI, Inc.	1,013	62,493
Cosmax, Inc.	3,537	557,999
Cosmochemical Company, Ltd. (I)	3,900	17,959
Coway Company, Ltd.	23,995	1,743,028
Credu Corp.	751	35,703
Crown Confectionery Company, Ltd.	555	236,879
Cuchen Company, Ltd. (I)	768	13,794
D.I. Corp	6,277	48,200
Dae Dong Industrial Company, Ltd.	6,828	56,502
Dae Han Flour Mills Company, Ltd.	885	144,724
Dae Hwa Pharmaceutical Company, Ltd.	5,629	214,066
Dae Won Chemical Company, Ltd. (I)	9,868	25,917
Dae Won Kang Up Company, Ltd.	19,148	80,853
Dae-Il Corp. (I)	6,013	46,378
Daea TI Company, Ltd. (I)	13,163	17,706

SEE NOTES TO FUND'S INVESTMENTS41

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Daechang Company, Ltd. (I)	45,234	$38,129
Daeduck Electronics Company	31,623	199,480
Daeduck GDS Company, Ltd.	11,650	99,081
Daegu Department Store	4,541	53,447
Daehan New Pharm Company, Ltd. (I)	2,181	36,073
Daehan Steel Company, Ltd.	9,994	82,923
Daekyo Company, Ltd.	11,967	86,254
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	38,402
Daelim Industrial Company, Ltd.	12,865	800,105
Daesang Corp.	11,180	321,216
Daesang Holdings Company, Ltd.	16,788	274,430
Daesung Holdings Company, Ltd.	5,122	44,633
Daesung Industrial Company, Ltd. (I)	1,222	4,047
Daewon Cable Company, Ltd. (I)	9,500	20,398
Daewon Pharmaceutical Company, Ltd.	5,641	81,977
Daewon San Up Company, Ltd.	1,510	7,977
Daewoo Engineering & Construction Company, Ltd. (I)	37,074	198,520
Daewoo International Corp.	20,899	344,829
Daewoo Securities Company, Ltd.	82,715	736,633
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (L)	73,448	383,993
Daewoong Company, Ltd.	331	16,889
Daewoong Pharmaceutical Company, Ltd.	2,863	192,115
Daihan Pharmaceutical Company, Ltd.	1,745	32,727
Daishin Securities Company, Ltd.	21,999	208,488
Daou Data Corp.	5,479	82,793
Daou Technology, Inc.	32,570	643,995
Dasan Networks, Inc. (I)(L)	12,692	62,085
Dawonsys Company, Ltd.	2,412	71,131
Dayou Automotive Seat Technology Company, Ltd.	16,525	32,626
Deutsch Motors, Inc. (I)(L)	4,973	15,333
DGB Financial Group, Inc.	121,418	1,089,483
DHP Korea Company, Ltd	3,519	35,162
Digital Chosun Company, Ltd.	10,179	40,731
Digital Power Communications Company, Ltd.	7,000	27,258
Display Tech Company, Ltd.	8,445	29,573
DK UIL Company, Ltd.	3,126	30,601
DNF Company, Ltd. (I)	2,016	30,093
Dong Ah Tire & Rubber Company, Ltd.	5,776	121,910
Dong-A Pharmaceutical Company, Ltd.	526	73,752
Dong-A ST Company, Ltd.	513	63,934
Dong-Ah Geological Engineering Company, Ltd.	2,970	20,418
Dong-Il Corp.	1,170	61,884
Dongaone Company, Ltd. (I)	9,970	22,567
Dongbang Transport Logistics Company, Ltd.	9,310	19,690
Dongbu HiTek Company, Ltd. (I)(L)	18,890	197,250
Dongbu Insurance Company, Ltd.	38,408	2,058,314
Dongbu Securities Company, Ltd.	24,395	86,772
Dongbu Steel Company, Ltd. (I)(L)	10,268	46,767
Dongil Industries Company, Ltd.	1,260	63,755
Dongjin Semichem Company, Ltd.	20,619	93,711
Dongkook Industrial Company, Ltd. (I)	5,390	11,709
Dongkook Pharmaceutical Company, Ltd.	1,970	82,182
Dongkuk Industries Company, Ltd.	3,639	12,472

42SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Dongkuk Steel Mill Company, Ltd. (I)	40,064	$225,915
Dongkuk Structures & Construction Company, Ltd. (L)	17,849	62,429
Dongsuh Company, Inc.	5,085	161,987
Dongsung Chemical Company, Ltd. (L)	1,620	32,747
Dongsung Holdings Company, Ltd.	20,612	110,244
Dongsung Pharmaceutical Company, Ltd. (I)	5,006	22,045
Dongwha Enterprise Company, Ltd. (I)	710	20,937
Dongwha Pharmaceutical Company, Ltd.	13,407	89,574
Dongwon F&B Company, Ltd.	965	302,488
Dongwon Industries Company, Ltd.	720	168,438
Dongwon Systems Corp.	1,906	135,648
Dongyang E&P, Inc.	815	9,491
Doosan Corp.	7,036	631,538
Doosan Engine Company, Ltd. (I)(L)	18,930	59,039
Doosan Engineering & Construction Company, Ltd. (L)	3,741	19,432
Doosan Heavy Industries and Construction Company, Ltd.	34,914	710,331
Doosan Infracore Company, Ltd. (I)(L)	127,391	753,153
DRB Holding Company, Ltd.	8,523	103,221
Duk San Neolux Company, Ltd. (I)	1,612	40,965
Duksan Hi-Metal Company, Ltd. (I)	7,165	58,061
DuzonBlzon Company, Ltd.	16,734	319,628
DY Corp.	19,637	121,141
e Tec E&C, Ltd.	757	79,776
e-LITECOM Company, Ltd.	8,444	111,787
E-Mart Company, Ltd.	4,312	797,590
E1 Corp.	1,749	99,645
Eagon Industries Company, Ltd.	4,424	48,026
Easy Bio, Inc.	17,276	97,331
Ecopro Company, Ltd. (I)	6,273	70,622
EG Corp.	2,045	19,239
ELK Corp. (I)	18,042	47,133
Enex Company, Ltd.	10,039	33,550
ENF Technology Company, Ltd.	4,942	77,560
Eo Technics Company, Ltd.	3,805	377,827
Eugene Corp.	34,119	144,551
Eugene Investment & Securities Company, Ltd. (I)	66,261	158,885
Eugene Technology Company, Ltd.	6,270	70,088
Eusu Holdings Company, Ltd. (I)	6,472	44,722
EVERDIGM Corp.	4,305	40,697
Farmsco (I)	1,995	27,427
Fila Korea, Ltd.	4,985	399,462
Flexcom, Inc. (I)(L)	6,630	18,737
Foosung Company, Ltd. (I)	14,805	56,442
Fursys, Inc.	1,610	48,369
Gaon Cable Company, Ltd.	1,501	26,813
Genic Company, Ltd. (I)(L)	2,439	69,012
GIIR, Inc.	3,590	24,683
Global & Yuasa Battery Company, Ltd.	6,600	241,678
Global Display Company, Ltd.	13,135	43,627
GNCO Company, Ltd. (I)(L)	22,159	26,750
Golfzon Company, Ltd. (I)	2,004	157,748
Golfzon Company, Ltd.	11,575	71,888
Grand Korea Leisure Company, Ltd.	20,391	419,177

SEE NOTES TO FUND'S INVESTMENTS43

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Green Cross Corp.	1,426	$237,247
Green Cross Holdings Corp.	5,802	210,170
GS Engineering & Construction Corp. (I)	22,021	415,137
GS Global Corp.	12,780	66,275
GS Holdings Corp.	36,079	1,571,155
GS Home Shopping, Inc.	1,841	268,109
GS Retail Company, Ltd.	7,421	352,927
Gwangju Shinsegae Company, Ltd.	185	45,338
Haesung Industrial Company, Ltd.	1,469	25,342
Halla Corp. (I)	18,491	53,676
Halla Holdings Corp.	5,705	275,499
Han Kuk Carbon Company, Ltd.	18,841	98,901
Hana Financial Group, Inc.	66,787	1,468,883
Hana Micron, Inc.	18,060	90,821
Hana Tour Service, Inc.	5,870	582,070
Hancom, Inc.	7,178	136,203
Handok, Inc.	3,883	87,939
Handsome Company, Ltd.	5,245	167,858
Hanil Cement Company, Ltd.	2,336	227,808
Hanjin Heavy Industries & Construction Company, Ltd. (I)	40,956	141,336
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	10,418	53,861
Hanjin Kal Corp.	20,501	343,652
Hanjin P&C Company, Ltd. (I)	6,774	15,178
Hanjin Shipping Company, Ltd. (I)	88,919	317,177
Hanjin Transportation Company, Ltd.	6,411	253,967
Hankook Shell Oil Company, Ltd.	630	269,762
Hankook Tire Company, Ltd.	46,983	1,870,786
Hankuk Glass Industries, Inc.	1,319	27,605
Hankuk Paper Manufacturing Company, Ltd.	2,917	82,095
Hanmi Pharm Company, Ltd. (I)	422	287,477
Hanmi Science Company, Ltd. (I)	1,133	144,723
Hanmi Semiconductor Company, Ltd.	5,806	52,070
Hanon Systems (L)	22,823	897,957
Hansae Company, Ltd.	11,337	554,281
Hansae Yes24 Holdings Company, Ltd. (L)	10,079	215,150
Hanshin Construction Company, Ltd. (I)	1,870	29,664
Hansol Chemical Company, Ltd.	4,964	278,081
Hansol Holdings Company, Ltd. (I)	26,682	173,677
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	76,505
Hansol Logistics Company, Ltd.	7,427	23,722
Hansol Paper Company, Ltd. (I)	14,358	262,321
Hansol Technics Company, Ltd. (I)	3,158	81,245
Hanssem Company, Ltd.	5,722	1,168,739
Hanwha Chemical Corp.	46,394	994,570
Hanwha Corp.	42,823	1,343,084
Hanwha General Insurance Company, Ltd. (I)	30,605	211,300
Hanwha Investment & Securities Company, Ltd.	40,687	140,995
Hanwha Life Insurance Company, Ltd.	101,734	670,888
Hanwha Techwin Company, Ltd. (I)	12,886	400,342
Hanwha Timeworld Company, Ltd.	782	70,313
Hanyang Eng Company, Ltd.	6,588	60,549
Hanyang Securities Company, Ltd.	6,305	45,649
Harim Company, Ltd. (I)	8,646	36,468

44SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Harim Holdings Company, Ltd. (I)	17,498	$73,269
Heung-A Shipping Company, Ltd. (L)	43,938	64,299
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	11,807
High Tech Pharm Company, Ltd.	2,280	27,900
Hite Jinro Company, Ltd.	12,486	260,209
Hitejinro Holdings Company, Ltd.	8,830	110,334
HMC Investment Securities Company, Ltd.	12,679	109,778
Hotel Shilla Company, Ltd. (L)	17,510	1,367,558
HS Industries Company, Ltd. (I)	9,987	49,169
HS R&A Company, Ltd.	4,546	156,810
Huchems Fine Chemical Corp.	10,848	162,853
Humax Company, Ltd.	15,665	232,867
Huons Company, Ltd. (L)	4,588	388,554
Husteel Company, Ltd.	2,237	30,902
Huvis Corp.	10,575	72,825
Huvitz Company, Ltd.	4,064	49,370
Hwa Shin Company, Ltd.	18,268	91,851
Hwacheon Machine Tool Company, Ltd.	730	33,107
HwaSung Industrial Company, Ltd.	2,511	30,219
Hy-Lok Corp.	6,115	132,998
Hyosung Corp.	20,073	1,996,630
HyosungITX Company, Ltd.	1,716	23,521
Hyundai BNG Steel Company, Ltd.	8,640	71,815
Hyundai C&F, Inc. (I)	1,358	38,346
Hyundai Corp.	3,270	86,064
Hyundai Department Store Company, Ltd.	7,674	837,202
Hyundai Development Company	10,148	358,513
Hyundai Elevator Company, Ltd. (I)	6,027	307,686
Hyundai Engineering & Construction Company, Ltd.	52,033	1,432,399
Hyundai Engineering Plastics Company, Ltd.	14,370	123,179
Hyundai Glovis Company, Ltd.	8,186	1,349,926
Hyundai Greenfood Company, Ltd.	7,078	150,468
Hyundai Heavy Industries Company, Ltd. (I)	9,803	765,792
Hyundai Home Shopping Network Corp.	3,804	374,182
Hyundai Hy Communications & Networks Company, Ltd.	23,276	70,925
Hyundai Livart Company, Ltd.	5,269	185,719
Hyundai Marine & Fire Insurance Company, Ltd.	48,812	1,428,015
Hyundai Merchant Marine Company, Ltd. (I)(L)	15,393	60,549
Hyundai Mipo Dockyard Company, Ltd. (I)(L)	5,635	305,340
Hyundai Mobis Company, Ltd.	18,042	3,882,667
Hyundai Motor Company	41,795	5,314,805
Hyundai Pharmaceutical Company, Ltd. (I)	5,541	19,101
Hyundai Rotem Company, Ltd. (I)(L)	10,297	147,710
Hyundai Securities Company, Ltd.	54,085	301,366
Hyundai Steel Company	38,609	1,690,286
Hyundai Wia Corp.	7,392	770,877
i-SENS, Inc. (I)	2,721	79,982
ICD Company, Ltd. (I)	5,477	32,927
Il Dong Pharmaceutical Company, Ltd.	2,506	53,925
Iljin Display Company, Ltd. (L)	8,100	43,598
Iljin Electric Company, Ltd.	16,490	72,961
Iljin Holdings Company, Ltd.	8,931	83,926
Iljin Materials Company, Ltd. (I)(L)	7,574	60,399

SEE NOTES TO FUND'S INVESTMENTS45

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Ilshin Spinning Company, Ltd.	1,044	$142,273
Ilsung Pharmaceutical Company, Ltd.	628	58,812
IM Company, Ltd. (I)	6,464	20,933
iMarketKorea, Inc.	6,664	149,529
InBody Company, Ltd.	4,079	184,136
Industrial Bank of Korea	61,055	700,295
Infraware, Inc. (I)	11,671	45,613
InkTec Company, Ltd. (I)(L)	3,756	23,072
Innochips Technology, Inc.	5,203	49,408
InnoWireless, Inc. (I)	2,748	24,564
Innox Corp. (I)	5,393	60,964
Insun ENT Company, Ltd. (I)	8,352	39,620
Intelligent Digital Integrated Securities Company, Ltd.	2,466	38,503
Interflex Company, Ltd. (I)	7,795	84,995
Interojo Company, Ltd.	2,789	93,652
Interpark Corp.	27,330	266,110
INTOPS Company, Ltd.	5,555	91,232
Inzi Controls Company, Ltd.	9,850	44,132
Iones Company, Ltd.	2,430	49,891
IS Dongseo Company, Ltd.	7,865	305,064
ISC Company, Ltd.	2,298	49,888
ISU Chemical Company, Ltd.	8,043	72,073
IsuPetasys Company, Ltd. (L)	32,560	135,012
Jahwa Electronics Company, Ltd.	13,243	128,514
JB Financial Group Company, Ltd.	59,574	287,289
Jcontentree Corp. (I)	45,716	201,939
Jeil Pharmaceutical Company	2,607	64,739
Jeil Savings Bank (I)	1,850	48
Jinro Distillers Company, Ltd.	1,165	33,912
Jinsung T.E.C.	7,934	37,255
JLS Company, Ltd.	3,270	18,701
Joymax Company, Ltd. (I)	1,170	15,490
Jusung Engineering Company, Ltd. (I)	9,683	61,797
JVM Company, Ltd. (I)	992	45,671
JW Pharmaceutical Corp.	2,760	106,234
JYP Entertainment Corp. (I)	3,681	13,718
Kakao Corp.	2,537	263,855
Kangwon Land, Inc.	31,400	1,035,054
KB Capital Company, Ltd.	8,234	174,006
KB Financial Group, Inc., ADR	111,865	3,380,560
KB Insurance Company, Ltd.	38,429	916,749
KC Cottrell Company, Ltd. (I)	4,309	26,157
KC Green Holdings Company, Ltd.	2,730	21,205
KC Tech Company, Ltd.	9,814	87,222
KCC Corp.	2,523	999,731
KCP Company, Ltd. (I)	5,482	120,716
KEC Corp. (I)	31,302	31,044
KEPCO Engineering & Construction Company, Inc.	1,941	59,498
KEPCO Plant Service & Engineering Company, Ltd.	10,538	918,383
Keyang Electric Machinery Company, Ltd.	9,194	40,220
Keyeast Company, Ltd. (I)	30,904	101,483
KG Chemical Corp.	8,530	118,357
KG Eco Technology Service Company, Ltd.	16,685	47,499

46SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Kginicis Company, Ltd. (L)	12,757	$176,465
KGMobilians Company, Ltd. (L)	6,784	79,779
KH Vatec Company, Ltd. (L)	13,339	227,207
Kia Motors Corp.	72,288	3,273,847
KISCO Corp.	3,253	123,193
KISCO Holdings Company, Ltd.	1,771	86,623
Kishin Corp.	3,196	18,223
KISWIRE, Ltd.	4,736	166,709
KIWOOM Securities Company, Ltd.	7,492	378,292
KMH Company, Ltd. (I)	9,295	75,600
Koentec Company, Ltd.	21,575	51,005
Koh Young Technology, Inc.	9,453	287,708
Kolao Holdings (L)	5,208	54,948
Kolon Corp.	1,591	112,642
Kolon Global Corp. (I)	2,729	33,788
Kolon Industries, Inc.	8,876	481,490
Kolon Life Science, Inc. (L)	3,151	665,128
KONA I Company, Ltd. (L)	8,957	282,232
Kook Soon Dang Brewery Company, Ltd.	6,299	37,697
Korea Aerospace Industries, Ltd.	18,965	1,372,411
Korea Alcohol Industrial Company, Ltd.	5,985	35,822
Korea Cast Iron Pipe Industries Company, Ltd.	2,525	25,553
Korea Circuit Company, Ltd.	13,150	120,182
Korea District Heating Corp. (L)	2,794	146,055
Korea Electric Power Corp.	33,194	1,404,391
Korea Electric Power Corp., ADR (L)	84,454	1,787,891
Korea Electric Terminal Company, Ltd.	4,709	374,706
Korea Electronic Power Industrial Development Company, Ltd.	12,412	49,770
Korea Flange Company, Ltd.	4,252	50,619
Korea Gas Corp.	13,440	444,481
Korea Info & Comm (I)	4,786	62,618
Korea Investment Holdings Company, Ltd.	18,307	862,982
Korea Kolmar Company, Ltd. (L)	8,815	686,312
Korea Kolmar Holdings Company, Ltd.	3,119	181,289
Korea Line Corp. (I)	8,352	123,441
Korea United Pharm, Inc.	4,151	58,497
Korea Zinc Company, Ltd.	2,034	799,824
Korean Air Lines Company, Ltd. (I)	27,802	678,121
Korean Petrochemical Industrial Company, Ltd.	1,114	164,985
Korean Reinsurance Company, Ltd.	54,148	607,388
Kortek Corp.	4,378	47,045
KPX Chemical Company, Ltd.	2,166	99,492
KT Corp. (I)	36,358	945,560
KT Corp., ADR (I)(L)	24,776	329,521
KT Hitel Company, Ltd. (I)	7,435	56,934
KT Skylife Company, Ltd.	20,960	336,453
KT&G Corp.	35,611	3,288,711
KTB Investment & Securities Company, Ltd. (I)	38,896	79,157
Kukdo Chemical Company, Ltd.	2,502	129,831
Kukdong Oil & Chemicals Company, Ltd.	1,095	31,892
Kumho Electric Company, Ltd. (I)	4,559	58,388
Kumho Petrochemical Company, Ltd.	8,095	410,178
Kumho Tire Company, Inc. (I)	81,413	462,142

SEE NOTES TO FUND'S INVESTMENTS47

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Kumkang Industrial Company, Ltd.	1,226	$59,224
Kunsul Chemical Industrial Company, Ltd.	2,849	90,842
Kwang Dong Pharmaceutical Company, Ltd.	14,837	136,668
Kwang Myung Electric Engineering Company, Ltd. (I)	24,643	53,156
Kwangju Bank (I)	15,635	109,194
Kyeryong Construction Industrial Company, Ltd. (I)	2,159	19,188
Kyobo Securities Company	14,257	119,924
Kyung Dong Navien Company, Ltd.	2,735	80,689
Kyung-In Synthetic Corp. (L)	20,270	64,837
Kyungbang, Ltd.	564	92,122
Kyungchang Industrial Company, Ltd.	12,504	63,282
KyungDong City Gas Company, Ltd.	1,736	154,398
Kyungdong Pharm Company, Ltd.	2,618	43,890
L&F Company, Ltd.	6,143	51,062
LB Semicon, Inc. (I)	25,490	29,912
LEENO Industrial, Inc.	7,356	272,472
LF Corp.	11,610	290,027
LG Chem, Ltd.	11,593	3,175,509
LG Corp.	24,043	1,525,777
LG Display Company, Ltd.	78,594	1,731,313
LG Display Company, Ltd., ADR	373,128	4,037,245
LG Electronics, Inc.	100,469	4,693,705
LG Hausys, Ltd.	6,901	1,017,086
LG Household & Health Care, Ltd.	4,059	3,529,837
LG Innotek Company, Ltd.	13,170	1,130,636
LG International Corp.	12,523	393,009
LG Life Sciences, Ltd. (I)	5,043	280,375
LG Uplus Corp.	151,279	1,390,185
LMS Company, Ltd.	6,182	50,943
Lock & Lock Company, Ltd.	5,794	56,172
Lotte Chemical Corp.	4,867	1,007,588
Lotte Chilsung Beverage Company, Ltd.	235	453,226
Lotte Confectionery Company, Ltd.	363	613,215
Lotte Food Company, Ltd.	321	254,108
LOTTE Himart Company, Ltd.	5,744	287,141
Lotte Non-Life Insurance Company, Ltd. (I)	52,568	132,226
Lotte Shopping Company, Ltd.	2,252	456,772
LS Corp.	16,593	524,734
LS Industrial Systems Company, Ltd.	11,491	451,404
Lumens Company, Ltd.	35,066	120,358
Maeil Dairy Industry Company, Ltd.	3,530	130,342
Mando Corp. (L)	5,039	686,451
Mcnex Company, Ltd.	2,137	43,096
MDS Technology Company, Ltd.	3,901	77,006
Medy-Tox, Inc.	2,682	1,084,400
MegaStudy Company, Ltd.	2,534	80,723
MegaStudyEdu Company, Ltd (I)	1,467	76,136
Melfas, Inc. (I)(L)	16,445	81,267
Meritz Financial Group, Inc.	4,576	53,303
Meritz Fire & Marine Insurance Company, Ltd.	52,056	673,973
Meritz Securities Company, Ltd.	129,524	501,502
Mi Chang Oil Industrial Company, Ltd.	362	24,375
Mirae Asset Securities Company, Ltd.	45,361	775,829

48SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Miwon Specialty Chemical Company, Ltd. (I)	136	$36,926
MK Electron Company, Ltd.	6,599	40,358
MNTech Company, Ltd. (I)	10,947	50,518
Modetour Network, Inc.	5,693	161,783
Moorim P&P Company, Ltd.	14,437	68,932
Moorim Paper Company, Ltd. (I)	28,204	78,676
Muhak Company, Ltd. (I)	2,920	110,449
Namhae Chemical Corp.	6,140	53,478
Namyang Dairy Products Company, Ltd.	402	259,477
Naturalendo Tech Company, Ltd. (I)	3,201	65,348
NAVER Corp.	8,858	4,821,241
NCSoft Corp.	4,450	853,462
Neowiz Games Corp. (I)	5,880	79,380
NEOWIZ HOLDINGS Corp. (I)	3,728	50,930
NEPES Corp. (I)(L)	20,876	110,633
Nexen Corp.	1,467	97,275
Nexen Tire Corp.	30,792	338,511
Nexon GT Company, Ltd. (I)(L)	10,825	112,573
NH Investment & Securities Company, Ltd.	75,566	666,646
NHN Entertainment Corp. (I)(L)	10,014	498,356
NICE Holdings Company, Ltd.	13,270	270,732
NICE Information Service Company, Ltd.	33,697	338,324
NK Company, Ltd. (L)	8,518	56,448
Nong Shim Holdings Company, Ltd.	742	98,048
Nong Woo Bio Company, Ltd.	1,192	23,244
NongShim Company, Ltd.	624	223,675
Noroo Holdings Company, Ltd.	556	11,610
NOROO Paint & Coatings Company, Ltd.	4,906	43,133
OCI Company, Ltd.	12,232	801,645
OCI Materials Company, Ltd.	4,318	408,708
OPTRON-TEC, Inc. (I)	4,724	16,799
Orion Corp.	1,526	1,501,475
Osstem Implant Compnay, Ltd. (I)(L)	9,092	528,009
Ottogi Corp.	356	319,172
Pan Ocean Company, Ltd. (I)	6,160	19,095
Pan-Pacific Company, Ltd. (L)	12,491	45,212
Pang Rim Company, Ltd. (I)	538	12,994
PaperCorea, Inc. (I)(L)	99,660	76,955
Paradise Company, Ltd. (I)	6,487	112,351
Partron Company, Ltd. (L)	41,071	345,793
Paru Company, Ltd. (I)	8,449	33,626
Poonglim Industrial Company, Ltd. (I)	276	524
Poongsan Corp.	19,500	439,752
Poongsan Holdings Corp.	3,947	137,023
POSCO	5,737	838,772
POSCO Chemtech Company, Ltd.	7,992	91,186
POSCO Coated & Color Steel Company, Ltd. (I)	2,860	39,473
Posco ICT Company, Ltd.	29,266	122,190
Posco M-Tech Company, Ltd. (I)(L)	11,680	27,623
POSCO, ADR	59,165	2,154,198
Power Logics Company, Ltd. (I)	15,589	55,951
PSK, Inc.	2,173	18,008
Pulmuone Company, Ltd.	984	147,439

SEE NOTES TO FUND'S INVESTMENTS49

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Pyeong Hwa Automotive Company, Ltd.	11,877	$145,410
RFsemi Technologies, Inc.	2,994	17,838
RFTech Company, Ltd.	7,268	48,073
Romanson Company, Ltd.	4,877	45,536
S&T Corp.	1,630	43,980
S&T Dynamics Company, Ltd.	16,049	211,117
S&T Holdings Company, Ltd.	6,363	144,076
S&T Motiv Company, Ltd.	3,770	255,886
S-1 Corp.	5,554	451,646
S-Energy Company, Ltd.	4,721	30,139
S-MAC Company, Ltd. (I)	16,003	42,270
S-Oil Corp.	12,009	768,628
Saeron Automotive Corp.	5,190	36,782
Sajo Industries Company, Ltd. (I)	1,299	71,090
Sajohaepyo Corp. (I)	1,028	15,284
Sam Young Electronics Company, Ltd.	11,326	120,186
Sam Yung Trading Company, Ltd.	3,545	66,216
Samchully Company, Ltd.	1,987	174,926
Samchuly Bicycle Company, Ltd.	1,843	27,921
Samho International Company, Ltd. (I)	3,762	47,043
SAMHWA Paints Industrial Company, Ltd.	4,263	48,188
Samick Musical Instruments Company, Ltd.	15,645	53,914
Samick THK Company, Ltd.	8,300	59,814
Samjin Pharmaceutical Company, Ltd.	7,516	146,921
Samkwang Glass	553	42,656
Samlip General Foods Company, Ltd.	1,591	386,909
Samsung Card Company, Ltd.	22,987	623,714
Samsung Electro-Mechanics Company, Ltd.	28,289	1,687,522
Samsung Electronics Company, Ltd.	41,513	45,952,504
Samsung Electronics Company, Ltd., GDR	118	65,598
Samsung Engineering Company, Ltd. (I)	9,964	133,000
Samsung Fine Chemicals Company, Ltd.	11,951	366,314
Samsung Fire & Marine Insurance Company, Ltd.	14,131	3,737,956
Samsung Heavy Industries Company, Ltd.	73,033	726,441
Samsung Life Insurance Company, Ltd.	21,757	1,933,744
Samsung SDI Company, Ltd.	7,973	824,424
Samsung Securities Company, Ltd.	30,788	1,173,354
Samyang Foods Company, Ltd.	552	11,025
Samyang Genex Company, Ltd.	446	77,347
Samyang Holdings Corp.	1,742	238,110
Samyang Tongsang Company, Ltd.	690	26,103
Samyoung Chemical Company, Ltd. (I)	21,460	33,136
Sangbo Corp. (I)	5,818	21,162
Sansung Life & Science Company, Ltd. (I)(L)	7,083	222,120
Sapphire Technology Company, Ltd. (I)	2,978	28,489
SAVEZONE I&C Corp.	14,007	73,592
SBI Investment Korea Company, Ltd. (I)	39,105	20,051
SBS Contents Hub Company, Ltd.	4,179	53,701
SBS Media Holdings Company, Ltd.	26,444	86,592
SeAH Besteel Corp.	11,694	289,541
SeAH Holdings Corp.	1,055	136,448
SeAH Steel Corp.	3,211	154,858
Sebang Company, Ltd.	9,538	134,705

50SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Seegene, Inc. (I)(L)	6,061	$188,510
Sejong Industrial Company, Ltd.	9,971	85,936
Sekonix Company, Ltd.	1,375	21,949
Sempio Foods Company	747	27,495
Seobu T&D (I)(L)	4,865	90,961
Seohan Company, Ltd.	25,588	41,365
Seohee Construction Company, Ltd. (I)(L)	101,313	90,915
Seoul Semiconductor Company, Ltd. (I)	20,246	297,709
SeowonIntech Company, Ltd.	12,160	130,049
Seoyon Company, Ltd.	18,791	199,957
Sewon Cellontech Company, Ltd. (I)(L)	10,000	30,390
Sewoonmedical Company, Ltd. (L)	13,302	64,956
SFA Engineering Corp.	3,552	151,765
SG Corp. (I)	45,054	55,160
SH Energy Chemical Company, Ltd. (L)	84,833	109,321
Shin Poong Pharmaceutical Company, Ltd.	14,361	59,304
Shin-heung Machine Company, Ltd.	2,056	12,104
Shinhan Financial Group Company, Ltd., ADR (L)	178,973	6,460,925
Shinil Industrial Company, Ltd. (I)(L)	22,839	24,242
Shinsegae Company, Ltd.	3,589	774,470
Shinsegae Engineering & Construction Company, Ltd. (I)	871	34,562
Shinsegae Information & Communication Company, Ltd.	840	76,759
Shinsegae International Company, Ltd.	464	45,457
Shinsung Solar Energy Company, Ltd. (I)	37,128	53,655
Shinsung Tongsang Company, Ltd. (I)	44,933	66,245
Shinwha Intertek Corp. (I)	9,160	16,203
Shinwon Corp. (I)	30,865	50,189
Shinyoung Securities Company, Ltd.	3,744	167,064
Showbox Corp. (I)	13,526	92,022
Signetics Corp. (I)	36,310	45,596
Sigong Tech Company, Ltd.	4,960	25,875
Silicon Works Company, Ltd.	5,326	154,191
Silla Company, Ltd.	6,091	81,542
SIMMTECH Company, Ltd. (I)	14,196	84,793
SIMMTECH Holdings Company, Ltd. (I)	12,099	27,388
SIMPAC, Inc.	11,000	61,536
Sindoh Company, Ltd.	3,916	182,437
Sinjin SM Company, Ltd.	806	13,049
SJM Company, Ltd.	6,871	38,288
SK Chemicals Company, Ltd.	2,835	175,748
SK Gas Company, Ltd.	3,893	270,481
SK Holdings Company, Ltd.	1,897	441,912
SK Hynix, Inc.	270,012	7,357,132
SK Innovation Company, Ltd. (I)	14,478	1,591,703
SK Networks Company, Ltd.	45,048	236,951
SK Securities Company, Ltd. (I)(L)	101,985	97,422
SK Telecom Company, Ltd.	2,824	569,629
SKC Company, Ltd.	17,430	529,478
SL Corp.	10,350	158,511
SM Entertainment Company (I)	7,808	289,223
Solborn, Inc. (I)	4,144	22,120
Solid, Inc.	7,566	39,581
Songwon Industrial Company, Ltd.	8,122	85,021

SEE NOTES TO FUND'S INVESTMENTS51

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Soulbrain Company, Ltd.	6,504	$214,239
Ssangyong Cement Industrial Company, Ltd. (I)	13,850	194,073
STS Semiconductor & Telecommunications (I)(L)	33,987	71,446
STX Corp. (I)	5,956	19,043
STX Engine Company, Ltd. (I)	1,692	11,970
Suheung Capsule Company, Ltd.	3,679	125,908
Sunchang Corp.	4,078	45,534
Sung Kwang Bend Company, Ltd.	14,332	106,807
Sungchang Enterprise Holdings, Ltd. (I)(L)	2,240	56,328
Sungshin Cement Company, Ltd. (I)	7,489	66,186
Sungwoo Hitech Company, Ltd.	36,464	259,323
Sunjin Company, Ltd.	1,504	36,059
Suprema, Inc. (I)	5,475	84,559
Synopex, Inc. (I)	30,204	34,913
Tae Kyung Industrial Company, Ltd.	7,621	38,805
Taekwang Industrial Company, Ltd.	426	416,348
Taewoong Company, Ltd. (I)(L)	8,884	111,044
Taeyoung Engineering & Construction Company, Ltd. (I)	35,016	155,589
Taihan Textile Company, Ltd. (I)	198	11,944
Tailim Packaging Industrial Company, Ltd.	24,670	65,131
TechWing, Inc.	6,113	43,992
TES Company, Ltd.	4,939	54,725
The Basic House Company, Ltd. (I)	3,956	38,756
The WillBes & Company (L)	41,740	81,294
TK Chemical Corp. (I)	35,362	71,472
TK Corp. (I)	11,389	96,881
TLI, Inc.	3,794	22,981
Tokai Carbon Korea Company, Ltd.	1,062	21,451
Tongyang Life Insurance	36,283	403,707
Top Engineering Company, Ltd. (I)	3,817	18,451
Toptec Company, Ltd.	1,562	44,379
Tovis Company, Ltd.	13,049	94,075
TS Corp.	2,938	56,450
Ubiquoss, Inc.	8,356	93,706
Ubivelox, Inc. (I)	1,773	22,984
Uju Electronics Company, Ltd.	6,335	92,140
Unid Company, Ltd.	5,341	212,897
Unison Company, Ltd. (I)	8,426	13,194
Value Added Technologies Company, Ltd. (L)	5,919	185,840
Vieworks Company, Ltd. (L)	5,511	187,461
Visang Education, Inc.	3,857	27,445
Webzen, Inc. (I)(L)	3,535	74,376
Whanin Pharmaceutical Company, Ltd.	1,650	29,622
Winix, Inc.	2,853	29,611
Wiscom Company, Ltd.	3,680	16,168
WiSoL Company, Ltd. (L)	13,894	173,626
Wonik IPS Company, Ltd. (I)(L)	44,023	325,547
Wonik Materials Company, Ltd. (I)	910	50,650
Woojeon & Handan Company, Ltd. (I)	7,950	8,506
Woongjin Energy Company, Ltd. (I)	26,352	36,578
Woongjin Holdings Company, Ltd. (I)	19,734	58,546
Woongjin Thinkbig Company, Ltd. (I)	14,468	124,217
Wooree ETI Company, Ltd.	6,680	16,570

52SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Woori Bank	61,516	$503,517
Woori Bank, ADR	3,163	78,063
Woori Investment Bank Company, Ltd. (I)	71,692	37,835
WooSung Feed Company, Ltd.	5,600	17,077
Y G-1 Company, Ltd.	10,640	105,346
YESCO Company, Ltd.	1,480	47,448
YG Entertainment, Inc. (L)	2,781	111,505
Yoosung Enterprise Company, Ltd.	15,803	57,294
Youlchon Chemical Company, Ltd.	6,978	73,419
Young Poong Corp.	173	168,467
Young Poong Precision Corp.	5,018	37,894
Youngone Corp.	12,980	499,142
Youngone Holdings Company, Ltd.	5,109	285,709
Yuanta Securities Korea Company, Ltd. (I)(L)	49,016	158,394
Yuhan Corp.	1,002	239,190
YuHwa Securities Company, Ltd.	3,240	44,443
Spain 0.0%		319,878
Banco Santander SA, ADR	5,574	30,100
Cemex Latam Holdings SA (I)	100,689	289,778
Taiwan 15.0%		263,077,804
A-DATA Technology Company, Ltd.	200,242	189,508
Ability Enterprise Company, Ltd. (I)	91,782	66,118
AcBel Polytech, Inc.	238,000	186,930
Accton Technology Corp.	181,796	151,618
Acer, Inc. (I)	1,548,510	574,795
ACES Electronic Company, Ltd.	83,000	68,500
Achem Technology Corp.	244,447	83,093
Acter Company, Ltd.	30,000	78,881
Action Electronics Company, Ltd. (I)	159,640	18,714
Actron Technology Corp.	57,300	204,711
Adlink Technology, Inc.	86,119	210,253
Advanced Ceramic X Corp.	37,000	277,676
Advanced Connectek, Inc. (I)	158,000	32,607
Advanced International Multitech Company, Ltd.	108,000	66,670
Advanced Semiconductor Engineering, Inc.	1,107,532	1,176,305
Advanced Semiconductor Engineering, Inc., ADR (L)	246,003	1,325,956
Advanced Wireless Semiconductor Company	107,000	297,426
Advancetek Enterprise Company, Ltd.	111,440	60,417
Advantech Company, Ltd.	116,869	766,501
AGV Products Corp. (I)	468,829	106,454
Airtac International Group	71,550	319,208
Alcor Micro Corp.	79,000	48,613
ALI Corp.	280,000	153,614
Allis Electric Company, Ltd.	103,000	26,527
Alltek Technology Corp.	32,200	24,053
Alpha Networks, Inc.	248,700	124,624
Altek Corp.	252,491	237,168
AMPOC Far-East Company, Ltd.	96,000	68,490
AmTRAN Technology Company, Ltd.	792,775	369,130
Anpec Electronics Corp.	73,380	44,383
Apacer Technology, Inc.	111,188	58,202
APCB, Inc.	143,000	53,088

SEE NOTES TO FUND'S INVESTMENTS53

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Apex Biotechnology Corp.	71,060	$109,171
Apex International Company, Ltd.	75,284	94,122
Apex Medical Corp.	49,000	61,989
Apex Science & Engineering	205,124	65,024
Arcadyan Technology Corp.	100,379	92,008
Ardentec Corp.	447,884	302,773
Arima Communication Corp. (I)	208,676	52,814
Asia Cement Corp.	741,608	628,094
Asia Optical Company, Inc. (I)	184,710	176,986
Asia Polymer Corp.	338,630	181,823
Asia Vital Components Company, Ltd.	308,667	249,466
ASROCK, Inc.	34,000	44,131
Asustek Computer, Inc.	188,528	1,560,757
Aten International Company, Ltd.	80,000	167,820
AU Optronics Corp., ADR (L)	878,167	2,353,488
Audix Corp.	91,560	93,124
Aurora Corp.	62,000	95,979
AV Tech Corp.	28,000	21,853
Avermedia Technologies, Inc. (I)	89,000	24,793
Avision, Inc. (I)	139,916	31,855
AVY Precision Technology, Inc.	7,630	12,461
Awea Mechantronic Company, Ltd.	6,300	6,238
Bank of Kaohsiung	368,161	96,471
Basso Industry Corp.	50,700	99,095
BenQ Materials Corp.	202,000	139,468
BES Engineering Corp.	1,443,200	312,191
Bionet Corp.	24,000	27,361
Biostar Microtech International Corp. (I)	157,000	33,930
Bizlink Holding, Inc.	41,803	178,667
Boardtek Electronics Corp.	131,000	124,139
Bright Led Electronics Corp.	100,000	29,118
C Sun Manufacturing, Ltd.	91,729	33,790
Cameo Communications, Inc. (I)	180,955	26,569
Capital Securities Corp.	1,770,371	508,835
Career Technology MFG. Company, Ltd.	285,000	224,758
Carnival Industrial Corp. (I)	295,000	44,101
Casetek Holdings, Ltd.	65,000	321,135
Catcher Technology Company, Ltd.	241,000	2,327,042
Cathay Chemical Works	94,000	43,147
Cathay Financial Holdings Company, Ltd.	2,644,619	3,699,067
Cathay Real Estate Development Company, Ltd.	888,000	366,669
Central Reinsurance Company, Ltd.	85,825	39,130
Chailease Holding Company, Ltd.	627,960	1,059,988
ChainQui Construction Development Company, Ltd.	32,000	22,019
Champion Building Materials Company, Ltd. (I)	265,852	56,503
Champion Microelectronic Corp.	24,955	34,262
Chang Hwa Commercial Bank	1,465,238	717,695
Chang Wah Electromaterials, Inc.	39,010	106,314
Channel Well Technology Company, Ltd.	101,000	61,361
Charoen Pokphand Enterprise	212,465	156,650
Chaun-Choung Technology Corp.	73,000	197,632
CHC Resources Corp.	54,000	99,524
Chen Full International Company, Ltd.	49,000	81,427

54SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Chenbro Micom Company, Ltd.	72,000	$85,302
Cheng Loong Corp.	1,031,480	363,512
Cheng Shin Rubber Industry Company, Ltd.	995,031	1,666,650
Cheng Uei Precision Industry Company, Ltd.	507,335	660,009
Chia Chang Company, Ltd.	26,000	16,710
Chia Hsin Cement Corp.	603,089	182,640
Chicony Electronics Company, Ltd.	422,034	972,086
Chien Kuo Construction Company, Ltd.	193,872	52,367
Chien Shing Stainless Steel Company (I)	137,000	7,525
Chilisin Electronics Corp.	106,960	158,321
Chime Ball Technology Company, Ltd.	22,000	38,639
Chimei Materials Technology Corp.	278,050	182,707
Chin-Poon Industrial Company, Ltd.	313,642	480,679
China Airlines, Ltd. (I)	2,854,820	941,154
China Bills Finance Corp.	130,000	45,031
China Chemical & Pharmaceutical Company, Ltd.	215,000	130,934
China Development Financial Holdings Corp.	4,577,531	1,177,745
China Ecotek Corp.	18,000	32,267
China Electric Manufacturing Corp. (I)	169,000	36,858
China General Plastics Corp.	369,304	162,021
China Life Insurance Company, Ltd.	1,872,227	1,515,349
China Manmade Fibers Corp. (I)	1,063,000	274,633
China Metal Products Company, Ltd.	312,966	250,921
China Motor Corp.	382,905	241,029
China Petrochemical Development Corp. (I)	2,110,045	497,388
China Steel Chemical Corp.	118,000	404,440
China Steel Corp.	3,781,038	2,101,851
China Steel Structure Company, Ltd.	145,000	83,320
China Synthetic Rubber Corp.	455,161	327,472
China Wire & Cable Company, Ltd. (I)	184,000	68,671
Chinese Maritime Transport, Ltd.	31,000	19,142
Chipbond Technology Corp.	490,000	696,266
Chong Hong Construction Company	129,024	178,551
Chroma ATE, Inc.	211,440	372,699
Chun Yu Works & Company, Ltd.	215,000	92,759
Chun Yuan Steel	508,381	135,534
Chung Hsin Electric & Machinery Manufacturing Corp.	412,125	218,404
Chung Hung Steel Corp. (I)	866,226	111,194
Chung Hwa Pulp Corp.	444,898	132,877
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	64,661
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	116,019
Chunghwa Telecom Company, Ltd.	162,000	495,031
Chunghwa Telecom Company, Ltd., ADR (L)	89,471	2,719,918
Chyang Sheng Dyeing & Finishing Company, Ltd.	70,000	35,027
Cleanaway Company, Ltd.	53,000	301,955
Clevo Company	371,120	341,392
CMC Magnetics Corp. (I)	2,036,536	206,937
CoAsia Microelectronics Corp. (I)	67,200	43,844
Collins Company, Ltd.	144,797	51,476
Compal Electronics, Inc.	2,940,895	1,629,063
Compeq Manufacturing Company	862,000	544,633
Continental Holdings Corp. (I)	448,950	137,278
Coretronic Corp.	480,500	425,757

SEE NOTES TO FUND'S INVESTMENTS55

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Coxon Precise Industrial Company, Ltd.	152,231	$255,024
CSBC Corp. Taiwan	189,312	74,761
CTBC Financial Holding Company, Ltd.	5,869,044	3,073,501
CTCI Corp.	313,000	345,146
Cub Elecparts, Inc.	30,306	357,904
CviLux Corp.	75,000	53,799
Cyberlink Corp.	59,326	125,770
CyberPower Systems, Inc.	36,000	129,030
CyberTAN Technology, Inc.	277,000	130,724
D-Link Corp. (I)	841,657	278,759
DA CIN Construction Company, Ltd.	119,000	52,270
Da-Li Construction Company, Ltd.	159,592	96,709
Dafeng TV, Ltd.	18,670	29,664
Danen Technology Corp. (I)	278,000	76,599
Darfon Electronics Corp.	236,950	127,343
Darwin Precisions Corp.	387,894	126,030
De Licacy Industrial Company	85,993	85,534
Delpha Construction Company, Ltd. (I)	84,383	41,132
Delta Electronics, Inc.	519,000	2,483,688
Depo Auto Parts Industrial Company, Ltd.	88,000	301,408
DFI, Inc.	44,000	52,083
Dimerco Express Corp.	46,000	24,670
DYNACOLOR, Inc.	33,000	52,467
Dynamic Electronics Company, Ltd. (I)	269,927	74,970
Dynapack International Technology Corp.	124,000	188,813
E Ink Holdings, Inc. (I)	741,000	342,081
E-Lead Electronic Company, Ltd.	59,000	70,013
E-LIFE MALL Corp.	66,000	113,024
E-Ton Solar Tech Company, Ltd. (I)	212,541	83,192
E.Sun Financial Holding Company, Ltd.	1,873,906	1,127,514
Eastern Media International Corp. (I)	294,164	62,091
Eclat Textile Company, Ltd.	72,982	978,375
Edimax Technology Company, Ltd.	101,359	32,449
Edison Opto Corp. (I)	58,000	30,161
Edom Technology Company, Ltd.	184,355	106,945
eGalax_eMPIA Technology, Inc.	38,179	61,175
Elan Microelectronics Corp.	261,000	293,313
Elite Advanced Laser Corp.	85,200	360,716
Elite Material Company	284,000	550,190
Elite Semiconductor Memory Technology, Inc.	248,000	234,294
Elitegroup Computer Systems Company, Ltd.	400,284	267,331
eMemory Technology, Inc.	50,000	504,672
ENG Electric Company, Ltd.	101,156	47,344
EnTie Commercial Bank	337,000	173,483
Entire Technology Company, Ltd. (I)	18,000	9,457
Episil Holdings, Inc. (I)	109,000	27,607
Epistar Corp.	885,810	603,678
Eson Precision Ind Company, Ltd.	38,000	31,597
Eternal Materials Company, Ltd.	462,823	439,354
Etron Technology, Inc.	245,000	91,379
Eva Airways Corp. (I)	1,562,020	781,666
Everest Textile Company, Ltd.	272,000	131,436
Evergreen International Storage & Transport Corp.	512,320	204,587

56SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Evergreen Marine Corp Taiwan, Ltd.	1,394,694	$552,698
Everlight Chemical Industrial Corp.	339,713	219,348
Everlight Electronics Company, Ltd.	383,000	503,229
Excelsior Medical Company, Ltd.	87,763	142,505
Far Eastern Department Stores Company, Ltd.	833,558	458,375
Far Eastern International Bank	2,004,915	601,923
Far Eastern New Century Corp.	1,268,878	1,027,558
Far EasTone Telecommunications Company, Ltd.	642,000	1,350,500
Faraday Technology Corp.	122,751	166,852
Farglory F T Z Investment Holding Company, Ltd. (I)	17,000	7,755
Farglory Land Development Company, Ltd.	284,526	304,148
Federal Corp.	551,311	251,511
Feedback Technology Corp.	19,000	36,119
Feng Hsin Iron & Steel Company	290,000	331,410
Feng TAY Enterprise Company, Ltd.	176,482	972,396
First Copper Technology Company, Ltd.	218,000	43,558
First Financial Holding Company, Ltd.	3,395,954	1,580,917
First Hotel	117,833	68,545
First Insurance Company, Ltd.	168,165	63,105
First Steamship Company, Ltd.	305,986	82,307
FLEXium Interconnect, Inc.	203,302	572,657
Flytech Technology Company, Ltd.	109,125	313,927
FocalTech Systems Company, Ltd.	213,000	175,811
Formosa Advanced Technologies Company, Ltd.	126,000	80,974
Formosa Chemicals & Fibre Corp.	482,440	1,040,117
Formosa International Hotels Corp.	38,171	259,787
Formosa Laboratories, Inc.	35,000	76,460
Formosa Oilseed Processing	41,689	30,703
Formosa Petrochemical Corp.	165,000	390,007
Formosa Plastics Corp.	613,880	1,383,136
Formosa Taffeta Company, Ltd.	458,000	427,617
Formosan Rubber Group, Inc.	443,000	232,369
Formosan Union Chemical	309,295	140,201
Founding Construction & Development Company, Ltd.	148,294	77,242
Foxconn Technology Company, Ltd.	436,255	974,970
Foxlink Image Technology Company, Ltd.	123,000	63,226
FSP Technology, Inc.	148,603	95,405
Fubon Financial Holding Company, Ltd.	2,092,422	3,326,734
Fulgent Sun International Holding Company, Ltd.	14,000	21,796
Fullerton Technology Company, Ltd.	103,819	76,254
Fulltech Fiber Glass Corp.	249,027	83,054
Fwusow Industry Company, Ltd.	197,921	90,132
G Shank Enterprise Company, Ltd.	137,562	93,473
G Tech Optoelectronics Corp. (I)	174,000	70,046
Gallant Precision Machining Company, Ltd.	131,000	52,743
Gamania Digital Entertainment Company, Ltd.	46,000	62,756
GEM Terminal Industrial Company, Ltd.	5,500	1,472
Gemtek Technology Corp.	272,496	119,667
Genesis Photonics, Inc. (I)	278,740	64,228
Genius Electronic Optical Company, Ltd. (I)	51,589	107,784
GeoVision, Inc.	54,180	122,125
Getac Technology Corp.	446,000	293,045
Giant Manufacturing Company, Ltd.	115,000	781,066

SEE NOTES TO FUND'S INVESTMENTS57

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Giantplus Technology Company, Ltd. (I)	157,000	$99,265
Giga Solution Tech Company, Ltd.	68,237	43,788
Gigabyte Technology Company, Ltd.	469,719	507,082
Gigasolar Materials Corp.	17,040	329,766
Gigastorage Corp. (I)	326,100	337,597
Ginko International Company, Ltd.	16,000	203,411
Gintech Energy Corp. (I)	461,082	351,419
Global Brands Manufacture, Ltd. (I)	246,611	49,361
Global Lighting Technologies, Inc.	63,000	147,984
Global Mixed Mode Technology, Inc.	67,000	109,798
Global Unichip Corp.	75,000	155,825
Globe Union Industrial Corp.	221,450	95,161
Gloria Material Technology Corp.	263,750	141,006
Glory Science Company, Ltd.	37,859	51,702
Gold Circuit Electronics, Ltd. (I)	616,071	177,750
Goldsun Building Materials Company, Ltd.	1,275,005	368,558
Gourmet Master Company, Ltd.	48,000	319,005
Grand Ocean Retail Group, Ltd.	74,000	63,069
Grand Pacific Petrochemical Corp.	947,000	392,971
Grape King Bio, Ltd.	94,000	598,655
Great China Metal Industry	200,000	172,426
Great Taipei Gas Company, Ltd.	246,000	166,024
Great Wall Enterprise Company, Ltd.	562,642	335,418
Greatek Electronics, Inc.	116,000	116,152
Green Energy Technology, Inc. (I)	292,000	176,599
GTM Holdings Corp. (I)	112,000	41,270
Hannstar Board Corp.	264,467	80,462
HannStar Display Corp. (I)	2,300,980	276,560
HannsTouch Solution, Inc. (I)	512,735	113,667
Harvatek Corp.	116,069	42,751
Hey Song Corp.	361,250	346,505
Hi-Clearance, Inc.	19,000	57,147
Highwealth Construction Corp.	574,860	703,809
Hiroca Holdings, Ltd.	38,000	156,235
HiTi Digital, Inc.	25,000	8,764
Hitron Technology, Inc.	213,000	88,652
Hiwin Technologies Corp.	129,139	601,590
Ho Tung Chemical Corp. (I)	834,890	197,581
Hocheng Corp.	209,000	50,817
Hold-Key Electric Wire & Cable Company, Ltd.	95,119	20,561
Holiday Entertainment Company, Ltd.	50,000	83,749
Holtek Semiconductor, Inc.	180,000	271,519
Holy Stone Enterprise Company, Ltd.	175,734	174,887
Hon Hai Precision Industry Company, Ltd.	5,277,673	13,584,382
Hong TAI Electric Industrial	202,000	52,570
Horizon Securities Company, Ltd.	90,000	16,901
Hota Industrial Manufacturing Company, Ltd.	152,572	588,577
Hotai Motor Company, Ltd.	116,000	1,255,241
Hsin Kuang Steel Company, Ltd.	187,153	68,655
Hsin Yung Chien Company, Ltd.	28,200	66,918
Hsing TA Cement Company, Ltd.	171,000	52,451
HTC Corp.	342,700	851,876
Hu Lane Associate, Inc.	63,066	270,165

58SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Hua Eng Wire & Cable Company, Ltd. (I)	575,000	$111,471
Hua Nan Financial Holdings Company, Ltd.	2,268,128	1,060,294
Huaku Development Company, Ltd.	210,353	392,357
Huang Hsiang Construction Company	109,000	84,483
Hung Ching Development & Construction Company, Ltd.	101,000	49,797
Hung Poo Real Estate Development Corp.	148,000	98,809
Hung Sheng Construction Company, Ltd. (I)	390,808	196,945
Huxen Corp.	42,000	55,942
Hwa Fong Rubber Company, Ltd.	253,259	89,471
I-Chiun Precision Industry Company, Ltd.	134,000	40,783
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	94,346
Ibase Technology, Inc.	107,210	181,737
Ichia Technologies, Inc.	334,300	159,463
Ideal Bike Corp.	28,000	14,395
ILI Technology Corp.	50,397	76,020
Infortrend Technology, Inc.	208,000	86,880
Innolux Corp.	8,266,219	2,533,591
Inotera Memories, Inc. (I)	2,233,165	1,513,986
Inpaq Technology Company, Ltd.	63,000	43,635
Intai Technology Corp.	20,000	79,538
Inventec Corp.	1,883,705	1,094,523
ITE Technology, Inc.	110,881	94,187
ITEQ Corp.	199,700	132,713
J Touch Corp. (I)	101,000	17,279
Janfusun Fancyworld Corp. (I)	48,983	5,161
Jentech Precision Industrial Company, Ltd.	52,808	65,872
Jess-Link Products Company, Ltd.	77,000	71,706
Jih Sun Financial Holdings Company, Ltd.	506,688	111,660
Johnson Health Tech Company, Ltd.	60,400	107,282
K Laser Technology, Inc.	51,000	21,105
Kang Na Hsiung Enterprise Company, Ltd.	168,000	58,819
Kaori Heat Treatment Company, Ltd.	54,341	66,650
Kaulin Manufacturing Company, Ltd.	90,490	45,470
KD Holding Corp.	7,000	35,505
KEE TAI Properties Company, Ltd.	405,973	194,926
Kenda Rubber Industrial Company, Ltd.	463,854	713,887
Kenmec Mechanical Engineering Company, Ltd.	84,000	31,688
Kerry TJ Logistics Company, Ltd.	134,000	155,995
Kindom Construction Company, Ltd.	393,000	186,139
King Slide Works Company, Ltd.	33,000	398,758
King Yuan Electronics Company, Ltd.	1,400,762	859,644
King's Town Bank	977,000	688,338
King's Town Construction Company, Ltd.	143,514	68,543
Kinik Company	112,000	179,368
Kinko Optical Company, Ltd. (I)	158,648	74,318
Kinpo Electronics, Inc. (I)	1,099,724	310,454
Kinsus Interconnect Technology Corp.	251,000	436,022
KMC Kuei Meng International, Inc.	28,594	115,223
KS Terminals, Inc.	79,000	94,026
Kung Long Batteries Industrial Company, Ltd.	58,000	223,483
Kung Sing Engineering Corp. (I)	36,000	12,169
Kuo Toong International Company, Ltd.	149,006	176,736
Kuoyang Construction Company, Ltd.	227,543	74,964

SEE NOTES TO FUND'S INVESTMENTS59

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Kwong Fong Industries	146,052	$83,232
Kwong Lung Enterprise Company, Ltd.	16,000	31,738
KYE System Corp.	244,683	65,354
L&K Engineering Company, Ltd.	116,952	62,424
LAN FA Textile	205,183	63,931
Lanner Electronics, Inc.	43,013	54,003
Largan Precision Company, Ltd.	33,000	2,562,634
Laser Tek Taiwan Company, Ltd.	9,964	8,935
LCY Chemical Corp. (I)	356,806	375,286
Leader Electronics, Inc.	181,867	47,947
Leadtrend Technology Corp.	23,599	22,093
Lealea Enterprise Company, Ltd.	685,863	189,107
Ledtech Electronics Corp.	6,236	1,891
LEE CHI Enterprises Company, Ltd.	150,000	54,457
Lelon Electronics Corp.	102,085	87,092
Leofoo Development Company, Ltd.	225,012	68,736
LES Enphants Company, Ltd. (I)	124,486	60,192
Lextar Electronics Corp.	363,500	187,330
Li Peng Enterprise Company, Ltd. (I)	632,760	161,714
Lian HWA Food Corp.	50,128	43,897
Lien Hwa Industrial Corp.	566,095	329,440
Lingsen Precision Industries, Ltd.	390,101	107,808
Lite-On Semiconductor Corp.	232,718	148,584
Lite-On Technology Corp.	1,737,448	1,781,371
Long Bon International Company, Ltd.	388,000	242,738
Long Chen Paper Company, Ltd.	572,968	191,023
Longwell Company	142,000	119,856
Lotes Company, Ltd.	47,000	169,644
Lucky Cement Corp.	225,000	68,838
Lumax International Corp., Ltd.	76,395	101,050
Lung Yen Life Service Corp.	84,000	160,973
Macroblock, Inc.	19,000	24,765
Macronix International (I)	3,800,718	534,488
MacroWell OMG Digital Entertainment Company, Ltd. (I)	8,000	15,538
Mag Layers Scientific-Technics Company, Ltd.	13,317	12,926
Makalot Industrial Company, Ltd.	114,799	784,398
Marketech International Corp.	98,000	66,510
Masterlink Securities Corp.	1,004,665	278,215
Mayer Steel Pipe Corp.	146,407	56,683
Maywufa Company, Ltd.	18,000	7,915
MediaTek, Inc.	317,000	2,526,180
Mega Financial Holding Company, Ltd.	1,742,052	1,201,076
Meiloon Industrial Company, Ltd.	84,412	31,685
Mercuries & Associates, Ltd.	328,068	220,516
Mercuries Life Insurance Company, Ltd.	168,630	99,332
Merida Industry Company, Ltd.	69,162	384,406
Merry Electronics Company, Ltd.	103,585	200,122
Micro-Star International Company, Ltd.	818,488	1,065,786
Microbio Company, Ltd. (I)	41,000	36,009
Microlife Corp.	30,000	82,923
MIN AIK Technology Company, Ltd.	88,000	147,517
Mirle Automation Corp.	97,954	90,002
Mitac Holdings Corp.	459,733	345,358

60SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Mobiletron Electronics Company, Ltd.	29,000	$38,434
Motech Industries, Inc. (I)	225,000	298,347
MPI Corp.	44,000	85,465
Nak Sealing Technologies Corp.	59,000	127,360
Namchow Chemical Industrial Company, Ltd.	148,000	303,918
Nan Kang Rubber Tire Company, Ltd. (I)	179,711	157,924
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	8,371
Nan Ya Plastics Corp.	753,860	1,349,689
Nan Ya Printed Circuit Board Corp.	249,930	247,976
Nantex Industry Company, Ltd.	90,739	77,202
Nanya Technology Corp.	256,000	335,345
National Petroleum Company, Ltd.	62,000	68,907
Neo Solar Power Corp.	688,811	486,595
Netronix, Inc.	28,000	52,763
New Asia Construction & Development Corp.	225,136	44,158
New Era Electronics Company, Ltd.	44,000	30,216
Newmax Technology Company, Ltd. (I)	69,448	35,375
Nexcom International Company, Ltd.	64,000	58,806
Nichidenbo Corp.	109,979	77,817
Nien Hsing Textile Company, Ltd.	284,572	179,958
Novatek Microelectronics Corp.	392,000	1,420,257
Nuvoton Technology Corp.	30,000	25,924
Ocean Plastics Company, Ltd. (I)	29,000	23,543
Optimax Technology Corp. (I)	170,816	34,389
OptoTech Corp.	447,000	132,890
Orient Semiconductor Electronics, Ltd. (I)	720,000	248,696
Oriental Union Chemical Corp.	383,300	240,125
Pacific Construction Company, Ltd.	274,002	136,324
Pacific Hospital Supply Company, Ltd.	42,000	101,254
Pan Jit International, Inc. (I)	257,000	116,993
Pan-International Industrial Corp.	354,443	148,295
Parade Technologies, Ltd.	46,000	313,298
Paragon Technologies Company, Ltd. (I)	61,808	65,108
PChome Online, Inc.	61,074	571,129
Pegatron Corp.	1,075,321	2,831,051
Phihong Technology Company, Ltd.	266,416	85,659
Phison Electronics Corp.	65,000	495,255
Phoenix Tours International, Inc.	15,750	18,298
Phytohealth Corp. (I)	45,000	43,738
Pixart Imaging, Inc.	41,830	92,942
Plotech Company, Ltd.	100,000	24,813
Polytronics Technology Corp.	42,000	82,658
Portwell, Inc.	77,000	100,792
Posiflex Technologies, Inc.	37,800	186,433
Pou Chen Corp.	1,031,448	1,373,567
Power Mate Technology Company, Ltd.	15,000	28,476
Power Quotient International Company, Ltd.	130,000	51,186
Powertech Industrial Company, Ltd.	67,000	29,389
Powertech Technology, Inc.	615,000	1,327,184
Poya Company, Ltd.	39,199	391,905
President Chain Store Corp.	274,000	1,756,934
President Securities Corp.	734,259	310,920
Prime Electronics Satellitics, Inc. (I)	82,759	17,370

SEE NOTES TO FUND'S INVESTMENTS61

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Prince Housing & Development Corp.	1,208,943	$333,258
Princeton Technology Corp. (I)	48,000	10,273
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	136,000	124,089
Promise Technology, Inc.	139,000	71,241
Qisda Corp.	1,733,440	635,652
Qualipoly Chemical Corp.	50,000	49,138
Quanta Computer, Inc.	634,000	990,540
Quanta Storage, Inc.	77,000	44,301
Quintain Steel Company, Ltd. (I)	297,194	47,927
Radiant Opto-Electronics Corp.	211,343	551,637
Radium Life Tech Company, Ltd. (I)	806,644	284,960
Ralec Electronic Corp.	46,259	69,427
Realtek Semiconductor Corp.	210,706	434,443
Rechi Precision Company, Ltd.	282,038	204,262
Rexon Industrial Corp., Ltd. (I)	83,286	27,527
Rich Development Company, Ltd.	318,000	94,356
Richtek Technology Corp.	49,485	286,947
Ritek Corp. (I)	2,941,428	259,305
Ruentex Development Company, Ltd.	249,039	330,755
Ruentex Industries, Ltd.	121,801	236,779
Run Long Construction Company, Ltd.	73,448	62,236
Sampo Corp.	415,997	152,744
San Fang Chemical Industry Company, Ltd.	89,333	111,048
San Far Property, Ltd. (I)	65,000	26,583
San Shing Fastech Corp.	69,479	131,171
Sanyang Motor Company, Ltd. (I)	322,389	219,738
SCI Pharmtech, Inc.	42,044	136,092
Scientech Corp.	47,000	115,804
ScinoPharm Taiwan, Ltd.	37,241	64,132
SDI Corp.	103,000	88,287
Sea Sonic Electronics Company, Ltd.	16,000	14,878
Senao International Company, Ltd.	37,000	44,297
Sercomm Corp.	216,000	572,630
Sesoda Corp.	185,384	190,198
Shan-Loong Transportation Company, Ltd.	4,000	2,775
Sheng Yu Steel Company, Ltd.	119,000	56,034
ShenMao Technology, Inc.	57,000	43,660
Shih Her Technologies, Inc.	28,000	28,131
Shih Wei Navigation Company, Ltd.	123,230	43,121
Shihlin Electric & Engineering Corp.	357,213	432,662
Shihlin Paper Corp. (I)	18,000	15,807
Shin Hai Gas Corp.	2,407	2,963
Shin Kong Financial Holding Company, Ltd.	4,742,448	1,038,976
Shin Shin Natural Gas Company	1,000	949
Shin Zu Shing Company, Ltd.	102,933	358,903
Shining Building Business Company, Ltd. (I)	297,367	99,111
Shinkong Insurance Company, Ltd.	238,000	167,222
Shinkong Synthetic Fibers Corp.	1,382,287	377,116
Shinkong Textile Company, Ltd.	129,000	124,200
Shiny Chemical Industrial Company, Ltd.	35,954	44,049
Shuttle, Inc. (I)	229,985	51,341
Sigurd Microelectronics Corp.	427,887	288,229

62SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Silicon Integrated Systems Corp. (I)	480,000	$98,459
Siliconware Precision Industries Company	233,846	309,566
Siliconware Precision Industries Company, ADR (L)	75,420	508,331
Silitech Technology Corp. (I)	54,697	27,961
Simplo Technology Company, Ltd.	239,200	819,688
Sinbon Electronics Company, Ltd.	145,810	281,450
Sincere Navigation Corp.	306,000	165,002
Singatron Enterprise Company, Ltd. (I)	99,000	22,417
Sinher Technology, Inc.	16,000	22,101
Sinmag Equipment Corp.	28,446	95,692
Sino-American Electronic Company, Ltd. (I)	6,250	14,074
Sino-American Silicon Products, Inc. (I)	455,000	608,612
Sinon Corp.	390,150	165,838
SinoPac Financial Holdings Company, Ltd.	3,242,479	1,002,111
Sinphar Pharmaceutical Company, Ltd.	102,940	101,899
Sinyi Realty, Inc.	28,190	24,199
Sirtec International Company, Ltd.	104,000	116,152
Sitronix Technology Corp.	107,000	295,870
Siward Crystal Technology Company, Ltd.	181,301	110,533
Soft-World International Corp.	65,000	116,945
Solar Applied Materials Technology Company	233,899	135,845
Solartech Energy Corp.	260,000	151,061
Solomon Technology Corp.	71,303	31,971
Sonix Technology Company, Ltd.	110,000	112,982
Southeast Cement Company, Ltd.	314,000	143,750
Spirox Corp.	86,369	39,509
Sporton International, Inc.	63,938	374,096
St. Shine Optical Company, Ltd.	42,000	805,179
Standard Chemical & Pharmaceutical Company, Ltd.	67,000	81,265
Standard Foods Corp.	202,028	474,718
Stark Technology, Inc.	85,000	65,063
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	72,032
Sunplus Technology Company, Ltd.	475,000	164,458
Sunrex Technology Corp.	240,000	104,657
Sunspring Metal Corp.	97,000	123,417
Sunty Development Company, Ltd.	101,000	40,042
Supreme Electronics Company, Ltd.	236,500	96,330
Swancor Ind. Company, Ltd.	47,402	293,155
Sweeten Construction Company, Ltd.	122,587	61,003
Syncmold Enterprise Corp.	97,000	149,551
Synnex Technology International Corp.	611,132	590,916
Sysage Technology Company, Ltd.	68,145	56,219
T-Mac Techvest PCB Company, Ltd.	42,000	14,132
TA Chen Stainless Pipe	869,762	372,973
Ta Chong Bank, Ltd. (I)	2,037,043	841,253
Ta Chong Securities Company, Ltd.	142,000	41,481
Ta Ya Electric Wire & Cable Company, Ltd. (I)	552,406	77,321
TA-I Technology Company, Ltd.	138,809	62,040
Tah Hsin Industrial Company, Ltd.	112,500	80,953
TAI Roun Products Company, Ltd.	111,000	35,810
Tai Tung Communication Company, Ltd.	45,361	27,566
Taichung Commercial Bank	2,345,278	696,251
TaiDoc Technology Corp.	36,000	125,941

SEE NOTES TO FUND'S INVESTMENTS63

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Taiflex Scientific Company, Ltd.	161,000	$191,146
Taimide Tech, Inc.	72,000	60,543
Tainan Enterprises Company, Ltd.	201,467	155,332
Tainan Spinning Company, Ltd.	1,285,397	557,214
Tainergy Tech Company, Ltd.	137,000	88,131
Taishin Financial Holdings Company, Ltd.	2,852,091	1,012,891
Taisun Enterprise Company, Ltd. (I)	251,026	88,161
Taita Chemical Company, Ltd. (I)	184,188	40,531
Taiwan Acceptance Corp.	112,000	254,235
Taiwan Business Bank (I)	2,715,527	683,366
Taiwan Cement Corp.	1,583,726	1,428,761
Taiwan Chinsan Electronic Industrial Company, Ltd.	54,000	57,789
Taiwan Cogeneration Corp.	340,137	238,440
Taiwan Cooperative Financial Holding Company, Ltd.	5,021,748	2,138,268
Taiwan FamilyMart Company, Ltd.	24,000	152,555
Taiwan Fertilizer Company, Ltd.	478,000	588,066
Taiwan Fire & Marine Insurance Company	155,000	103,136
Taiwan FU Hsing Industrial Company, Ltd.	62,000	90,519
Taiwan Glass Industry Corp. (I)	618,933	212,934
Taiwan Hon Chuan Enterprise Company, Ltd.	249,329	381,533
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	67,000	40,777
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	753,191	239,639
Taiwan Line Tek Electronic	67,244	32,521
Taiwan Mask Corp.	269,850	63,106
Taiwan Mobile Company, Ltd.	573,700	1,731,299
Taiwan Navigation Company, Ltd.	54,000	19,601
Taiwan Paiho, Ltd.	221,342	496,246
Taiwan PCB Techvest Company, Ltd.	236,227	240,610
Taiwan Prosperity Chemical Corp. (I)	100,000	43,224
Taiwan Pulp & Paper Corp. (I)	343,640	110,923
Taiwan Sakura Corp.	200,156	110,809
Taiwan Sanyo Electric Company, Ltd.	79,900	64,422
Taiwan Secom Company, Ltd.	169,430	497,379
Taiwan Semiconductor Company, Ltd.	272,000	261,463
Taiwan Semiconductor Manufacturing Company, Ltd.	8,815,000	37,720,325
Taiwan Sogo Shin Kong SEC	200,460	240,402
Taiwan Styrene Monomer Corp. (I)	460,821	189,021
Taiwan Surface Mounting Technology Company, Ltd.	273,636	256,490
Taiwan TEA Corp.	636,723	256,295
Taiwan Union Technology Corp.	194,000	171,604
Taiyen Biotech Company, Ltd.	109,472	87,684
Tatung Company, Ltd. (I)	2,226,526	367,942
Te Chang Construction Company, Ltd.	83,265	63,498
Teco Electric & Machinery Company, Ltd.	1,206,109	940,870
Tekcore Company, Ltd. (I)	33,000	3,742
Ten Ren Tea Company, Ltd.	35,000	40,286
Test Research, Inc.	173,596	276,114
Test Rite International Company, Ltd.	263,549	157,850
Tex-Ray Industrial Company, Ltd.	91,800	40,176
The Ambassador Hotel	236,000	199,729
Thinking Electronic Industrial Company, Ltd.	74,000	118,773
Thye Ming Industrial Company, Ltd.	133,250	112,055

64SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Ton Yi Industrial Corp.	555,000	$250,802
Tong Hsing Electronic Industries, Ltd.	144,951	344,637
Tong Yang Industry Company, Ltd.	447,043	527,784
Tong-Tai Machine & Tool Company, Ltd.	137,590	94,677
Topco Scientific Company, Ltd.	146,415	233,879
Topco Technologies Corp.	26,000	48,579
Topoint Technology Company, Ltd.	179,248	129,640
Toung Loong Textile Manufacturing	69,000	205,502
TPK Holding Company, Ltd.	141,000	399,819
Trade-Van Information Services Company	14,000	11,154
Transasia Airways Corp.	148,466	32,294
Transcend Information, Inc.	96,000	250,923
Tripod Technology Corp.	358,770	619,406
TrueLight Corp.	10,000	32,055
Tsann Kuen Enterprise Company, Ltd.	98,220	61,120
TSC Auto ID Technology Company, Ltd.	20,900	185,186
TSRC Corp.	411,706	251,291
Ttet Union Corp.	37,000	84,320
TTFB Company, Ltd.	7,000	48,839
TTY Biopharm Company, Ltd.	45,094	147,292
Tung Ho Steel Enterprise Corp.	881,138	453,552
Tung Ho Textile Company, Ltd.	64,000	12,660
Tung Thih Electronic Company, Ltd.	50,258	438,436
TURVO International Company, Ltd.	57,062	135,812
TXC Corp.	346,659	370,685
TYC Brother Industrial Company, Ltd.	125,531	90,573
Tycoons Group Enterprise Company, Ltd. (I)	379,536	42,714
Tyntek Corp.	181,702	83,180
U-Ming Marine Transport Corp.	233,000	186,465
Ubright Optronics Corp.	28,600	22,637
Uni-President Enterprises Corp.	2,092,803	3,445,555
Unimicron Technology Corp.	1,284,855	583,370
Union Bank of Taiwan	1,420,506	406,883
Union Insurance Company, Ltd.	69,620	33,100
Unitech Computer Company, Ltd.	115,039	57,747
Unitech Printed Circuit Board Corp.	546,869	194,936
United Integrated Services Company, Ltd.	165,000	210,969
United Microelectronics Corp.	10,606,468	3,838,927
United Microelectronics Corp., ADR (L)	137,773	254,880
Unity Opto Technology Company, Ltd.	274,389	149,029
Universal Cement Corp.	360,454	254,512
Unizyx Holding Corp.	338,000	123,521
UPC Technology Corp.	748,938	206,448
USI Corp.	726,801	274,584
Vanguard International Semiconductor Corp.	631,000	762,393
Ve Wong Corp.	137,450	95,982
Viking Tech Corp.	54,770	40,576
Visual Photonics Epitaxy Company, Ltd.	184,700	229,263
Vivotek, Inc.	54,661	127,355
Wafer Works Corp. (I)	305,218	109,809
Wah Hong Industrial Corp.	14,835	8,354
Wah Lee Industrial Corp.	86,000	116,516
Walsin Lihwa Corp. (I)	3,278,000	706,009

SEE NOTES TO FUND'S INVESTMENTS65

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Walsin Technology Corp.	417,068	$220,000
Walton Advanced Engineering, Inc.	325,661	95,286
Wan Hai Lines, Ltd.	244,216	125,530
WAN HWA Enterprise Company	3,518	1,524
Waterland Financial Holding Company, Ltd.	2,460,803	580,901
Wei Chuan Food Corp. (I)	258,000	145,244
Weikeng Industrial Company, Ltd.	215,900	125,693
Well Shin Technology Company, Ltd.	72,420	120,387
Win Semiconductors Corp.	480,119	740,219
Winbond Electronics Corp. (I)	3,551,000	827,034
Winstek Semiconductor Company, Ltd.	23,000	14,878
Wintek Corp. (I)	819,661	45,952
Wisdom Marine Lines Company, Ltd. (I)	139,744	152,231
Wistron Corp.	2,234,899	1,167,297
Wistron NeWeb Corp.	241,824	665,469
WPG Holdings Company, Ltd.	1,047,760	1,012,942
WT Microelectronics Company, Ltd.	357,474	374,653
WUS Printed Circuit Company, Ltd.	187,000	151,214
X-Legend Entertainment Company, Ltd.	19,381	46,397
Xxentria Technology Materials Corp.	56,124	152,605
Yageo Corp.	449,819	689,332
Yang Ming Marine Transport Corp. (I)	1,288,916	319,450
YC Company, Ltd.	284,376	102,004
YC INOX Company, Ltd.	307,000	177,799
YCC Parts Manufacturing Company, Ltd.	11,000	19,275
Yea Shin International Development Company, Ltd.	65,000	30,039
Yeong Guan Energy Technology Group Company, Ltd.	34,324	185,430
YFY, Inc.	1,145,614	371,215
Yi Jinn Industrial Company, Ltd.	246,104	83,876
Yieh Phui Enterprise Company, Ltd.	1,377,838	305,526
Yonyu Plastics Company, Ltd.	53,450	42,503
Young Fast Optoelectronics Company, Ltd. (I)	104,648	33,757
Young Optics, Inc.	41,000	45,941
Youngtek Electronics Corp.	90,058	114,679
Yuanta Financial Holdings Company, Ltd.	3,045,350	1,151,729
Yufo Electronics Company, Ltd.	17,600	10,660
Yulon Motor Company, Ltd.	540,900	539,497
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	58,850	123,635
Yungshin Construction & Development Company	74,400	66,337
Yungshin Global Holding Corp.	110,250	170,140
Yungtay Engineering Company, Ltd.	297,000	451,053
Zeng Hsing Industrial Company, Ltd.	45,232	197,047
Zenitron Corp.	169,000	81,690
Zhen Ding Technology Holding, Ltd.	232,450	657,687
Zig Sheng Industrial Company, Ltd.	499,665	119,531
Zinwell Corp.	121,000	170,446
Zippy Technology Corp.	70,000	96,392
ZongTai Real Estate Development Company, Ltd.	92,139	34,805
Thailand 2.9%		51,031,778
AAPICO Hitech PCL	34,300	12,250
Advanced Info Service PCL	376,091	2,093,037
Advanced Information Technology PCL	19,300	13,592

66SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
AEON Thana Sinsap Thailand PCL, NVDR	12,800	$35,072
Airports of Thailand PCL	147,100	1,276,981
AJ Plast PCL (I)	93,200	16,655
Amata Corp. PCL	586,900	214,243
Ananda Development PCL	1,211,800	139,262
AP Thailand PCL	1,254,478	194,393
Asia Aviation PCL, NVDR	527,600	67,141
Asia Green Energy PCL	65,472	2,776
Asia Plus Group Holdings PCL	1,084,500	108,970
Asia Sermkij Leasing PCL, NVDR	79,100	43,240
Asian Insulators PCL	1,650,880	70,015
Asian Phytoceuticals PCL	160,100	7,077
Bangkok Aviation Fuel Services PCL	110,125	83,844
Bangkok Bank PCL	101,005	481,726
Bangkok Chain Hospital PCL	710,825	158,864
Bangkok Dusit Medical Services PCL	1,399,800	793,361
Bangkok Expressway PCL	389,500	448,622
Bangkok Insurance PCL	11,270	111,934
Bangkok Life Assurance PCL, NVDR	250,860	375,933
Bangkokland PCL	8,378,900	353,005
Banpu PCL	512,400	276,338
Beauty Community PCL	887,100	121,663
BEC World PCL	613,200	564,767
Berli Jucker PCL	529,700	545,046
Big C Supercenter PCL	35,900	199,710
Big C Supercenter PCL, NVDR	142,400	792,165
Bumrungrad Hospital PCL	133,100	820,972
Cal-Comp Electronics Thailand PCL	2,522,492	253,155
Central Pattana PCL	692,400	894,337
Central Plaza Hotel PCL	429,300	542,064
CH Karnchang PCL	199,923	154,949
Charoen Pokphand Foods PCL	1,035,333	603,301
Christiani & Nielsen Thai (I)	17,200	1,687
Chularat Hospital PCL	1,427,200	98,686
CK Power PCL	2,733,600	178,518
COL PCL	20,700	22,819
Country Group Development PCL (I)	1,267,400	42,100
CP ALL PCL	1,159,800	1,520,064
CS Loxinfo PCL	101,600	18,123
Delta Electronics Thailand PCL	136,300	323,203
Demco PCL	89,600	22,764
Dhipaya Insurance PCL	130,600	143,865
Diamond Building Products PCL	411,800	50,341
DSG International Thailand PCL	317,800	30,935
Dynasty Ceramic PCL	2,761,800	306,649
E for L Aim PCL	1,774,500	42,598
Eastern Water Resources Development & Management PCL	517,400	171,739
Electricity Generating PCL	104,100	448,504
Energy Absolute PCL	734,200	508,103
Esso Thailand PCL (I)	1,278,500	194,364
G J Steel PCL (I)	6,082,050	35,751
G Steel PCL (I)	2,532,540	18,462
GFPT PCL	596,000	177,212

SEE NOTES TO FUND'S INVESTMENTS67

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Glow Energy PCL	236,000	$542,770
GMM Grammy PCL (I)	60,740	17,765
Golden Land Property Development PCL	358,000	66,960
Grand Canal Land PCL	788,200	64,657
Grande Asset Hotels & Property PCL	824,985	22,292
Hana Microelectronics PCL	209,400	224,791
Home Product Center PCL	3,256,312	640,720
Indorama Ventures PCL	824,100	523,822
Intouch Holdings PCL	126,600	233,142
IRPC PCL	4,131,200	484,093
Italian-Thai Development PCL (I)	588,976	125,797
JAS Asset PCL (I)	20,934	1,600
Jasmine International PCL	2,444,300	317,456
Jay Mart PCL	227,975	49,036
Kang Yong Electric PCL	2,800	21,766
Kasikornbank PCL	226,100	1,068,054
Kasikornbank PCL, NVDR	201,100	960,116
KCE Electronics PCL	252,400	448,646
KGI Securities Thailand PCL	900,500	85,922
Khon Kaen Sugar Industry PCL	1,427,760	174,961
Khonburi Sugar PCL	69,700	13,404
Kiatnakin Bank PCL	387,000	394,578
Krung Thai Bank PCL	1,670,550	791,895
Krungthai Card PCL	119,500	328,512
Land and Houses PCL, NVDR	1,896,600	454,640
Lanna Resources PCL	277,500	77,067
LH Financial Group PCL	2,326,700	102,059
Loxley PCL	1,017,210	71,518
LPN Development PCL	452,300	217,115
Major Cineplex Group PCL	396,800	343,543
Maybank Kim Eng Securities Thailand PCL	21,400	13,739
MBK PCL	650,300	241,128
MCOT PCL	224,600	56,148
Mega Lifesciences PCL	96,600	44,954
Minor International PCL	619,045	635,762
MK Restaurants Group PCL	41,000	64,291
Modernform Group PCL	114,800	26,724
Mono Technology PCL	757,900	41,571
Muang Thai Insurance PCL	2,600	11,239
Nation Multimedia Group PCL	1,236,200	51,123
Noble Development PCL	37,100	13,042
Nok Airlines PCL (I)	130,500	24,045
Padaeng Industry PCL	127,600	46,942
Polyplex PCL	275,000	52,981
Pranda Jewelry PCL	136,700	19,285
Precious Shipping PCL (I)	640,000	124,208
Premier Marketing PCL	127,100	36,267
Property Perfect PCL	3,190,900	75,637
Pruksa Real Estate PCL	776,100	547,277
PTG Energy PCL	406,500	166,600
PTT Exploration & Production PCL	1,001,528	1,826,808
PTT Global Chemical PCL	304,192	447,578
PTT PCL	675,200	4,815,725

68SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Quality House PCL	2,329,571	$145,716
Raimon Land PCL (I)	1,761,500	55,177
Ratchaburi Electricity Generating Holding PCL	320,700	465,039
Ratchthani Leasing PCL	828,000	69,814
Regional Container Lines PCL	434,000	74,974
Robinson Department Store PCL	112,400	137,750
Rojana Industrial Park PCL	614,960	100,465
RS PCL	457,400	136,516
Saha-Union PCL	248,200	263,447
Sahaviriya Steel Industries PCL (I)	12,921,580	14,395
Samart Corp. PCL (L)	506,600	251,475
Samart I-Mobile PCL	2,255,300	71,838
Samart Telcoms PCL	385,000	165,414
Sansiri PCL	5,900,909	265,381
SC Asset Corp. PCL	2,197,293	175,110
Siam Cement PCL, Foreign Shares	12,050	150,762
Siam Cement PCL, NVDR	110,800	1,391,677
Siam City Cement PCL	71,600	651,605
Siam Commercial Bank PCL (L)	411,531	1,510,974
Siam Future Development PCL	580,843	99,838
Siam Global House PCL	350,700	101,884
Siamgas & Petrochemicals PCL	371,700	122,193
Sino-Thai Engineering & Construction PCL (L)	306,028	206,625
SNC Former PCL	130,300	50,893
Somboon Advance Technology PCL	286,307	138,362
SPCG PCL	456,300	303,031
Sri Ayudhya Capital PCL	25,800	25,557
Sri Trang Agro-Industry PCL	530,200	162,705
Sriracha Construction PCL	188,700	102,114
Srisawad Power 1979 PCL	56,100	74,639
Srithai Superware PCL	1,311,800	82,826
STP & I PCL	845,570	299,695
Supalai PCL	821,800	423,995
Susco PCL	437,400	34,879
SVI PCL (I)	747,928	101,880
Symphony Communication PCL	36,100	9,516
Syntec Construction PCL	640,100	55,031
Tata Steel Thailand PCL (I)	3,812,800	57,465
Thai Agro Energy PCL	55,500	4,919
Thai Airways International PCL (I)	1,131,311	278,016
Thai Carbon Black PCL	174,100	108,808
Thai Central Chemical PCL	1,900	1,418
Thai Oil PCL	175,600	287,126
Thai Reinsurance PCL (I)	592,800	45,973
Thai Rung Union Car PCL	44,160	4,881
Thai Stanley Electric PCL	18,200	90,398
Thai Union Group PCL	1,130,500	582,892
Thai Vegetable Oil PCL	373,300	290,975
Thai-German Ceramic PCL	194,800	15,563
Thaicom PCL	456,700	317,224
Thaire Life Assurance PCL	24,000	8,915
Thanachart Capital PCL	373,500	367,458
The Bangchak Petroleum PCL	384,800	372,856

SEE NOTES TO FUND'S INVESTMENTS69

Emerging Markets Fund

	Shares	Value
Thailand (continued)
The Erawan Group PCL	856,900	$100,365
Thoresen Thai Agencies PCL	864,937	237,961
Ticon Industrial Connection PCL	335,144	109,452
Tipco Asphalt PCL, NVDR	211,800	237,966
TIPCO Foods PCL (I)	95,700	55,398
Tisco Financial Group PCL	302,100	354,162
TMB Bank PCL	2,793,700	202,648
Total Access Communication PCL (L)	377,800	481,453
Total Access Communication PCL, NVDR	106,200	135,337
TPI Polene PCL	3,955,700	256,211
True Corp. PCL (I)	3,183,915	750,269
TTCL PCL	121,200	58,138
TTW PCL	1,268,900	382,259
Unique Engineering & Construction PCL	255,880	154,369
Univentures PCL	537,200	99,605
Vanachai Group PCL	470,480	194,725
VGI Global Media PCL	1,556,400	166,035
Vibhavadi Medical Center PCL	3,019,400	145,578
Vinythai PCL	100,000	27,468
Workpoint Entertainment PCL	60,540	75,582
Turkey 1.8%		30,682,331
Adana Cimento Sanayii TAS, Class A	65,311	156,790
Adel Kalemcilik Ticaret ve Sanayi AS	263	5,581
Afyon Cimento Sanayi TAS (I)	52,033	116,509
Akbank TAS	330,854	783,780
Akcansa Cimento AS	54,503	265,138
Akenerji Elektrik Uretim AS (I)(L)	174,702	56,217
Akfen Holding AS	49,253	178,075
Aksa Akrilik Kimya Sanayi AS	119,893	434,747
Aksigorta AS	39,780	22,225
Alarko Holding AS (L)	97,048	105,378
Albaraka Turk Katilim Bankasi AS	172,266	82,603
Alkim Alkali Kimya AS	2,994	14,784
Anadolu Anonim Tuerk Sigorta Sirketi	291,321	160,861
Anadolu Cam Sanayii AS (I)(L)	195,858	120,052
Anadolu Efes Biracilik Ve Malt Sanayii AS	82,086	560,151
Anadolu Hayat Emeklilik AS	76,496	152,308
Arcelik AS	209,265	1,131,208
Aselsan Elektronik Sanayi Ve Ticaret AS	75,915	431,867
Asya Katilim Bankasi AS (I)	351,710	80,735
Aygaz AS	58,996	216,323
Bagfas Bandirma Gubre Fabrik AS	10,105	46,927
Baticim Bati Anadolu Cimento Sanayii AS	24,319	49,207
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	120,102	88,872
BIM Birlesik Magazalar AS	109,480	2,047,097
Bizim Toptan Satis Magazalari AS	15,207	67,954
Bolu Cimento Sanayii AS (I)	83,014	155,301
Borusan Mannesmann Boru Sanayi ve Ticaret AS (L)	47,053	95,561
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	17,020	343,820
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	47,046	131,944
Bursa Cimento Fabrikasi AS	9,487	13,504
Celebi Hava Servisi AS	8,476	101,009

70SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Cimsa Cimento Sanayi VE Ticaret AS	63,643	$349,915
Coca-Cola Icecek AS	29,485	384,734
Deva Holding AS (I)	23,161	30,656
Dogan Sirketler Grubu Holdings AS (I)	1,172,973	196,936
Dogus Otomotiv Servis ve Ticaret AS	61,236	239,099
Eczacibasi Yatirim Holding Ortakligi AS	7,623	26,249
EGE Endustri VE Ticaret AS	2,268	245,950
EGE Seramik Sanayi ve Ticaret AS	56,734	80,443
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	144,726	125,774
Enka Insaat ve Sanayi AS	98,505	161,672
Eregli Demir ve Celik Fabrikalari TAS	1,065,121	1,369,961
Fenerbahce Futbol ASA (I)	8,902	118,431
Ford Otomotiv Sanayi AS	35,205	394,234
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)(L)	3,124	20,535
Gentas Genel Metal Sanayi ve Ticaret AS	15,257	6,274
Global Yatirim Holding AS (I)	148,292	86,760
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	3,954
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,887	97,735
Goodyear Lastikleri Turk AS	7,092	186,872
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)	18,319	14,609
GSD Holding AS (L)	245,645	96,672
Gubre Fabrikalari TAS	109,992	250,097
Hurriyet Gazetecilik ve Matbaacilik AS (I)	176,091	32,581
Ihlas Holding AS (I)(L)	918,430	72,363
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	38,574
Is Finansal Kiralama AS	111,021	30,433
Is Yatirim Menkul Degerler AS	64,156	22,229
Izmir Demir Celik Sanayi AS (I)(L)	121,532	89,029
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	195,088	100,856
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	155,842	93,350
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (L)	902,612	385,808
Karsan Otomotiv Sanayii ve Ticaret AS (I)	125,756	61,137
Kartonsan Karton Sanayi ve Ticaret AS (I)	434	43,241
KOC Holdings AS	69,141	283,523
Konya Cimento Sanayi AS	875	100,334
Koza Altin Isletmeleri AS	42,627	172,626
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	105,321
Mardin Cimento Sanayii ve Ticaret AS	43,329	67,476
Metro Ticari ve Mali Yatirimlar Holding AS (I)	216,810	49,618
Migros Ticaret AS (I)	24,300	152,249
NET Holding AS (I)	138,094	156,489
Netas Telekomunikasyon AS (I)	27,204	105,232
Nuh Cimento Sanayi AS	31,200	106,574
Otokar Otomotiv Ve Savunma Sanayi AS (L)	10,399	300,310
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (I)(L)	82,216	94,327
Petkim Petrokimya Holding AS (I)	149,076	227,084
Pinar Entegre Et ve Un Sanayi AS	14,251	56,718
Pinar SUT Mamulleri Sanayii AS	7,161	44,486
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	88,577	91,151
Sekerbank TAS (I)	595,419	315,781
Selcuk Ecza Deposu Ticaret ve Sanayi AS	191,808	161,770
Soda Sanayii AS	100,443	154,856
Tat Gida Sanayi AS (I)	76,448	143,880

SEE NOTES TO FUND'S INVESTMENTS71

Emerging Markets Fund

	Shares	Value
Turkey (continued)
TAV Havalimanlari Holding AS	137,855	$993,884
Tekfen Holding AS	117,858	166,241
Teknosa Ic ve Dis Ticaret AS	13,305	30,659
Tofas Turk Otomobil Fabrikasi AS	101,323	667,333
Trakya Cam Sanayi AS	311,614	187,695
Tupras Turkiye Petrol Rafinerileri AS (I)	31,683	781,074
Turcas Petrol AS	113,012	59,990
Turk Hava Yollari (I)	643,440	1,686,095
Turk Telekomunikasyon AS	184,564	379,603
Turk Traktor ve Ziraat Makineleri AS	11,119	277,837
Turkcell Iletisim Hizmetleri AS	315,079	1,197,311
Turkcell Iletisim Hizmetleri AS, ADR	54,101	515,042
Turker Proje Gayrimenkul ve Yatirim Gelistirme AS (I)	1	12
Turkiye Garanti Bankasi AS	757,978	1,895,727
Turkiye Halk Bankasi AS	388,467	1,446,462
Turkiye Is Bankasi, Class C	563,159	910,051
Turkiye Sinai Kalkinma Bankasi AS	738,761	382,076
Turkiye Sise ve Cam Fabrikalari AS	718,750	725,808
Turkiye Vakiflar Bankasi TAO, Class D	420,473	571,659
Ulker Biskuvi Sanayi AS	128,521	826,613
Vestel Elektronik Sanayi ve Tracaret AS (I)	55,535	105,677
Yapi ve Kredi Bankasi AS	217,474	249,700
Zorlu Enerji Elektrik Uretim AS (I)	133,922	62,286
Ukraine 0.0%		502,875
Kernel Holding SA	42,004	502,875
Preferred securities 1.5%		$26,216,152
(Cost $60,642,482)
Brazil 1.4%		24,337,655
AES Tiete SA	112,106	380,817
Alpargatas SA	82,654	165,021
Banco ABC Brasil SA	72,354	170,961
Banco Bradesco SA	910,288	4,950,362
Banco Daycoval SA	90,600	193,124
Banco do Estado do Rio Grande do Sul SA, B Shares	263,200	369,991
Banco Industrial e Comercial SA (I)	117,473	250,492
Banco Pan SA	232,291	92,510
Banco Pine SA	61,628	63,187
Banco Sofisa SA	55,800	25,206
Braskem SA, A Shares	26,000	175,850
Centrais Eletricas Brasileiras SA, B Shares	123,448	330,819
Centrais Eletricas Santa Catarina	7,100	20,712
Cia Brasileira de Distribuicao	31,300	395,615
Cia de Gas de Sao Paulo COMGAS, A Shares	19,333	206,683
Cia de Saneamento do Parana	20,911	19,310
Cia de Transmissao de Energia Eletrica Paulista	37,818	429,042
Cia Energetica de Minas Gerais	196,118	333,938
Cia Energetica de Sao Paulo, B Shares	151,595	526,399
Cia Energetica do Ceara, A Shares	9,858	95,277
Cia Ferro Ligas da Bahia - Ferbasa	74,676	122,594
Cia Paranaense de Energia, B Shares	25,000	185,082
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (I)	136,248	275,666
Eucatex SA Industria e Comercio	24,300	17,496

72SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

			Shares		Value
Brazil (continued)
	Gerdau SA		60,991		$95,775
	Gol Linhas Aereas Inteligentes SA (I)		119,800		105,279
	Itau Unibanco Holding SA		1,239,754		8,875,240
	Lojas Americanas SA		431,971		1,920,007
	Marcopolo SA		423,857		246,029
	Oi SA (I)		249,072		113,205
	Parana Banco SA		21,100		48,247
	Petroleo Brasileiro SA (I)		112,856		222,672
	Randon SA Implementos e Participacoes		190,925		132,609
	Suzano Papel e Celulose SA, A Shares		217,653		1,067,923
	Telefonica Brasil SA		64,499		615,688
	Unipar Carbocloro SA		79,001		78,930
	Usinas Siderurgicas de Minas Gerais SA, A Shares		311,100		176,233
	Vale SA		308,639		843,664
Chile 0.0%					687,959
	Coca-Cola Embonor SA, B Shares		720		1,072
	Embotelladora Andina SA, B Shares		171,207		524,416
	Sociedad Quimica y Minera de Chile SA, B Shares		9,605		162,471
Colombia 0.1%					1,166,937
	Banco Davivienda SA		64,909		423,149
	Bancolombia SA		19,666		140,087
	Grupo Argos SA		4,425		21,108
	Grupo Aval Acciones y Valores SA		821,979		284,919
	Grupo de Inversiones Suramericana SA		29,811		297,674
Panama 0.0%					23,601
	Avianca Holdings SA		43,023		23,601
Investment companies 0.1%					$1,105,109
(Cost $794,371)
South Korea 0.1%					1,105,109
	Macquarie Korea Infrastructure Fund		161,183		1,105,109
	Rate (% )	Maturity date	Par value		Value
Corporate bonds 0.0%					$177,510
(Cost $152,712)
India 0.0%					177,510
NTPC, Ltd.	8.490	03-25-25	INR	10,988,038	177,510
			Shares		Value
Rights 0.0%					$74,866
(Cost $0)
	Advtech, Ltd. (Expiration Date: 12-7-15; Strike Price: ZAR 11.25) (I)		38,795		5,582
	Dawonsys Company, Ltd. (Expiration Date: 12-9-15; Strike Price: KRW 23,750.00) (I)		333		3,005
	Delta Electronics, Inc. (Expiration Date: 12-28-15; Strike Price: TWD 150.00) (I)		27,247		5,426
	Hong Leong Bank BHD (Expiration Date: 12-15-15; Strike Price: MYR 10.40) (I)		39,494		29,269
	International Meal Company Alimentacao SA (Expiration Date: 12-30-15; Strike Price: BRL 4.00) (I)		51,458		133
	Mega Financial Holding Company, Ltd. (Expiration Date: 12-10-15; Strike Price: TWD 21.01) (I)		158,506		7,235
	Real Nutriceutical Group, Ltd. (Expiration Date: 1-1-16; Strike Price HKD 0.90) (I)		139,500		1,799
	RHB Capital BHD (Expiration Date: 12-9-15; Strike Price: MYR 4.82) (I)		64,095		11,123
	SK Chemicals Company, Ltd. (Expiration Date: 12-7-15; Strike Price: KRW 58,000.00) (I)		748		8,978
	Sungchang Enterprise Holdings, Ltd. (Expiration Date: 12-15-15; Strike Price: KRW 23,700.00) (I)		374		1,605
	Unison Company, Ltd. (Expiration Date: 12-9-15; Strike Price: KRW 1,615.00) (I)		2,659		99

SEE NOTES TO FUND'S INVESTMENTS73

Emerging Markets Fund

		Shares	Value
	Zongtai Real Estate Development Company, Ltd. (Expiration Date: 12-8-15; Strike Price: TWD 10.50) (I)	11,093	$612
Warrants 0.0%			$57,837
(Cost $0)
	Eastern & Oriental BHD (Expiration Date: 7-22-19; Strike Price: MYR 2.60) (I)	175,553	8,440
	Ju Teng International Holdings, Ltd. (Expiration Date: 10-14-16; Strike Price: HKD 4.60) (I)	122,715	4,036
	KNM Group BHD (Expiration Date: 4-21-20; Strike Price: MYR 1.00) (I)	96,221	2,934
	LBS Bina Group BHD (Expiration Date: 10-5-20; Strike Price: MYR 1.25) (I)	52,500	3,263
	Matrix Concepts Holdings BHD (Expiration Date: 4-15-20) (I)(N)	47,583	4,631
	Mitrajaya Holdings BHD (Expiration Date: 8-24-20; Strike Price: MYR 1.09) (I)	5,480	514
	OSK Holdings BHD (Expiration Date: 7-23-20; Strike Price: MYR 1.80) (I)	183,286	13,970
	Raimon Land PCL (Expiration Date: 6-15-18; Strike Price: THB 1.97) (I)	440,375	2,212
	Taliworks Corp. BHD (Expiration Date: 11-5-18; Strike Price: MYR 1.70) (I)	22,900	7,841
	WCT Holdings BHD (Expiration Date: 8-28-20; Strike Price: MYR 2.08) (I)	214,069	8,535
	Workpoint Entertainment PCL (Expiration Date: 9-30-19; Strike Price: THB 38.10) (I)	3,027	1,461
	Yield (%)	Shares	Value
Securities lending collateral 3.7%			$64,924,349
(Cost $64,922,580)
John Hancock Collateral Trust (W)	0.1456(Y)	6,488,931	64,924,349
Short-term investments 0.1%			$2,325,898
(Cost $2,325,898)
Money market funds 0.1%			2,325,898
BlackRock Cash Funds - Prime	0.1743(Y)	2,325,898	2,325,898
Total investments (Cost $1,980,778,363)† 103.5%			$1,813,488,968
Other assets and liabilities, net (3.5%)			($61,484,087)
Total net assets 100.0%			$1,752,004,881

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
BRL	Brazilian Real
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thai Baht
TWD	Taiwan New Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $61,014,000.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $2,000,114,180. Net unrealized depreciation aggregated $186,625,212, of which $355,981,486 related to appreciated investment securities and $542,606,698 related to depreciated investment securities.

74SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

The fund had the following sector composition as a percentage of net assets on 11-30-15:

Financials	22.7%
Information technology	17.8%
Consumer discretionary	12.1%
Industrials	9.7%
Consumer staples	9.7%
Materials	9.0%
Telecommunication services	5.5%
Energy	5.4%
Utilities	4.1%
Health care	3.7%
Short-term investments and other	0.3%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS75

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$257,672	—	$257,672	—
Brazil	98,098,753	$31,684,219	66,414,534	—
Chile	26,423,682	8,067,892	18,355,790	—
China	177,704,510	11,553,832	163,808,270	$2,342,408
Colombia	8,822,734	8,822,734	—	—
Cyprus	156,044	—	156,044	—
Czech Republic	4,250,536	—	4,250,536	—
Egypt	1,766,058	—	1,766,058	—
Greece	6,246,296	123	6,246,173	—
Guernsey, Channel Islands	211,969	—	211,969	—
Hong Kong	79,279,641	22,363,854	53,581,000	3,334,787
Hungary	4,772,866	—	4,772,866	—
India	239,574,071	11,788,642	227,508,087	277,342
Indonesia	52,568,819	2,811,441	49,721,353	36,025
Luxembourg	27,997	—	27,997	—
Malaysia	78,279,228	—	78,279,228	—
Malta	3,910,896	—	3,910,896	—
Mexico	98,621,398	98,495,842	41,814	83,742
Netherlands	823,709	823,709	—	—
Peru	2,429,647	2,429,647	—	—
Philippines	32,742,326	—	32,741,132	1,194
Poland	30,941,241	—	30,941,241	—

76

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Russia	17,466,906	61,340	17,405,566	—
Singapore	121,010	—	121,010	—
South Africa	147,072,996	11,344,161	135,709,993	18,842
South Korea	260,421,576	18,228,403	242,192,601	572
Spain	319,878	319,878	—	—
Taiwan	263,077,804	7,162,573	255,800,608	114,623
Thailand	51,031,778	—	50,961,763	70,015
Turkey	30,682,331	515,042	30,163,335	3,954
Ukraine	502,875	—	502,875	—
Preferred securities	26,216,152	1,441,030	24,775,122	—
Brazil	24,337,655	250,492	24,087,163	—
Chile	687,959	—	687,959	—
Colombia	1,166,937	1,166,937	—	—
Panama	23,601	23,601	—	—
Investment companies	1,105,109	—	1,105,109	—
Corporate bonds	177,510	—	177,510	—
Rights	74,866	29,269	45,597	—
Warrants	57,837	49,996	7,841	—
Securities lending collateral	64,924,349	64,924,349	—	—
Short-term investments	2,325,898	2,325,898	—	—
Total investments in securities	$1,813,488,968	$305,243,874	$1,501,961,590	$6,283,504

Securities with market value of approximately $145,729,096 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

77

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	368Q1	11/15
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.		1/16

John Hancock

U.S. Equity Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsU.S. Equity Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 97.8%		$1,063,243,627
(Cost $846,464,411)
Consumer discretionary 19.9%		216,526,481
Auto components 0.3%
Cooper Tire & Rubber Company	7,000	293,930
Drew Industries, Inc.	4,200	253,806
Gentex Corp.	34,300	574,011
Lear Corp.	18,600	2,341,740
Automobiles 0.0%
Thor Industries, Inc.	4,600	266,432
Distributors 0.2%
Genuine Parts Company	19,600	1,776,348
Diversified consumer services 0.0%
Apollo Education Group, Inc. (I)	11,400	80,484
Hotels, restaurants and leisure 0.9%
Cracker Barrel Old Country Store, Inc. (L)	1,700	214,064
DineEquity, Inc.	2,900	246,036
Interval Leisure Group, Inc.	7,300	114,026
Marriott Vacations Worldwide Corp.	6,300	383,229
McDonald's Corp.	59,830	6,830,193
Penn National Gaming, Inc. (I)	7,500	119,625
Six Flags Entertainment Corp.	13,000	674,700
Texas Roadhouse, Inc.	17,200	602,000
The Cheesecake Factory, Inc.	7,300	344,049
Household durables 0.3%
Garmin, Ltd.	6,900	261,165
Helen of Troy, Ltd. (I)	7,400	765,234
Tupperware Brands Corp.	9,700	550,669
Whirlpool Corp.	8,500	1,381,420
Internet and catalog retail 3.9%
Amazon.com, Inc. (I)	64,125	42,630,300
HSN, Inc.	6,500	324,350
Leisure products 0.2%
Hasbro, Inc.	12,200	891,698
Mattel, Inc.	43,700	1,086,382
Polaris Industries, Inc.	6,600	695,838
Media 6.3%
Charter Communications, Inc., Class A (I)(L)	199,456	37,370,076
Comcast Corp., Class A	177,300	10,790,478
Liberty Global PLC, Series A (I)	51,000	2,162,910
Liberty Global PLC, Series C (I)	157,100	6,441,100
Meredith Corp.	2,500	116,625
Scholastic Corp.	2,000	85,440
Scripps Networks Interactive, Inc., Class A	8,400	477,120
Starz, Class A (I)	26,500	934,920
TEGNA, Inc.	28,800	813,600
The Walt Disney Company	81,400	9,236,458
Multiline retail 1.1%
Dillard's, Inc., Class A	1,600	120,000
Dollar General Corp.	38,600	2,524,826
Kohl's Corp.	30,600	1,442,178

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Consumer discretionary (continued)
Multiline retail (continued)
Macy's, Inc.	45,200	$1,766,416
Target Corp.	85,900	6,227,750
Specialty retail 5.2%
Asbury Automotive Group, Inc. (I)	2,200	165,220
AutoNation, Inc. (I)	12,100	773,432
Bed Bath & Beyond, Inc. (I)	86,000	4,688,720
Foot Locker, Inc.	22,200	1,443,000
Group 1 Automotive, Inc.	4,300	349,246
Hibbett Sports, Inc. (I)	1,700	55,777
L Brands, Inc.	18,600	1,774,626
Lowe's Companies, Inc.	110,900	8,494,940
Murphy USA, Inc. (I)	9,276	552,479
Penske Automotive Group, Inc.	4,000	186,640
Rent-A-Center, Inc.	12,700	217,932
Ross Stores, Inc.	68,500	3,562,685
Select Comfort Corp. (I)	8,100	191,322
Staples, Inc.	53,700	648,159
The Cato Corp., Class A	5,400	212,112
The Children's Place, Inc.	800	38,656
The Gap, Inc.	28,700	767,151
The Home Depot, Inc.	201,300	26,950,044
The TJX Companies, Inc.	70,700	4,991,420
Textiles, apparel and luxury goods 1.5%
Coach, Inc.	50,600	1,607,562
Fossil Group, Inc. (I)	3,000	115,410
G-III Apparel Group, Ltd. (I)	5,900	270,633
NIKE, Inc., Class B	66,255	8,764,211
Ralph Lauren Corp.	10,800	1,341,468
Under Armour, Inc., Class A (I)	100	8,622
VF Corp.	64,040	4,143,388
Consumer staples 9.5%		103,317,778
Beverages 1.3%
Brown-Forman Corp., Class B	6,100	625,494
Dr. Pepper Snapple Group, Inc.	47,200	4,236,200
PepsiCo, Inc.	47,470	4,754,595
The Coca-Cola Company	98,700	4,206,594
Food and staples retailing 3.1%
Costco Wholesale Corp.	37,100	5,988,682
CVS Health Corp.	176,600	16,616,294
Sysco Corp.	50,900	2,091,990
Wal-Mart Stores, Inc.	157,933	9,292,778
Food products 0.3%
General Mills, Inc.	2,300	132,848
Hormel Foods Corp.	26,900	2,015,348
McCormick & Company, Inc.	15,000	1,288,800
The Hershey Company	4,800	414,288
Household products 1.4%
Church & Dwight Company, Inc.	27,500	2,358,675
Colgate-Palmolive Company	4,200	275,856
Kimberly-Clark Corp.	23,300	2,776,195

SEE NOTES TO FUND'S INVESTMENTS3

U.S. Equity Fund

	Shares	Value
Consumer staples (continued)
Household products (continued)
The Procter & Gamble Company	125,600	$9,399,904
Personal products 0.1%
Herbalife, Ltd. (I)(L)	300	17,319
The Estee Lauder Companies, Inc., Class A	15,160	1,275,259
Tobacco 3.3%
Philip Morris International, Inc.	355,257	31,045,909
Reynolds American, Inc.	97,400	4,504,750
Energy 6.9%		74,446,855
Oil, gas and consumable fuels 6.9%
California Resources Corp.	100,400	411,640
Chevron Corp.	379,153	34,624,252
ConocoPhillips	246,700	13,334,135
Denbury Resources, Inc.	18,800	69,560
Devon Energy Corp.	47,100	2,167,071
Exxon Mobil Corp.	99,900	8,157,834
Hess Corp.	13,700	808,300
Marathon Oil Corp.	182,300	3,192,073
Murphy Oil Corp.	22,600	645,908
Occidental Petroleum Corp.	9,200	695,428
Valero Energy Corp.	143,900	10,340,654
Financials 12.1%		131,607,856
Banks 5.8%
Berkshire Hills Bancorp, Inc.	6,900	208,656
Chemical Financial Corp.	5,500	202,675
Citigroup, Inc.	368,200	19,915,938
First Merchants Corp.	1,300	35,360
Huntington Bancshares, Inc.	34,200	399,798
JPMorgan Chase & Co.	408,500	27,238,780
S&T Bancorp, Inc.	1,200	40,704
The PNC Financial Services Group, Inc.	49,200	4,699,092
Trustmark Corp.	1,600	40,400
Wells Fargo & Company	177,600	9,785,760
WesBanco, Inc.	4,100	139,072
Capital markets 0.9%
BGC Partners, Inc., Class A	32,300	293,446
Franklin Resources, Inc.	10,300	431,776
Invesco, Ltd.	11,400	384,066
Janus Capital Group, Inc.	31,000	489,490
SEI Investments Company	7,000	380,730
T. Rowe Price Group, Inc.	34,600	2,634,790
The Charles Schwab Corp.	92,700	3,124,917
The Goldman Sachs Group, Inc.	11,600	2,204,232
Consumer finance 0.7%
Capital One Financial Corp.	81,600	6,406,416
Cash America International, Inc.	9,000	303,750
Credit Acceptance Corp. (I)(L)	800	160,336
Encore Capital Group, Inc. (I)	1,900	62,643
Navient Corp.	38,300	456,153
Nelnet, Inc., Class A	1,000	33,000

4SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
PRA Group, Inc. (I)	6,500	$268,515
Diversified financial services 0.2%
FactSet Research Systems, Inc.	3,700	627,261
Nasdaq, Inc.	17,400	1,019,988
Insurance 4.4%
ACE, Ltd.	47,500	5,455,375
Aflac, Inc.	29,200	1,905,008
American Equity Investment Life Holding Company	12,300	329,763
American Financial Group, Inc.	8,200	606,800
American International Group, Inc.	42,000	2,670,360
Aspen Insurance Holdings, Ltd.	9,100	459,732
Assurant, Inc.	8,000	684,160
Assured Guaranty, Ltd.	32,000	846,080
Axis Capital Holdings, Ltd.	6,200	347,200
CNO Financial Group, Inc.	12,100	244,783
Endurance Specialty Holdings, Ltd.	16,900	1,114,724
Everest Re Group, Ltd.	8,800	1,623,072
FBL Financial Group, Inc., Class A	3,900	266,448
Fidelity & Guaranty Life	500	12,840
First American Financial Corp.	23,700	934,728
Genworth Financial, Inc., Class A (I)	40,700	205,535
Greenlight Capital Re, Ltd., Class A (I)	500	10,305
Horace Mann Educators Corp.	5,000	174,650
Lincoln National Corp.	56,700	3,117,933
Maiden Holdings, Ltd.	15,000	231,150
MBIA, Inc. (I)	30,900	203,013
Mercury General Corp.	5,400	279,450
Principal Financial Group, Inc.	12,200	627,812
RenaissanceRe Holdings, Ltd.	4,400	487,344
Selective Insurance Group, Inc.	7,200	248,472
State Auto Financial Corp.	600	13,926
The Allstate Corp.	54,900	3,445,524
The Hanover Insurance Group, Inc.	5,800	490,680
The Hartford Financial Services Group, Inc.	84,100	3,838,324
The Navigators Group, Inc. (I)	4,700	405,422
The Progressive Corp.	86,700	2,672,094
The Travelers Companies, Inc.	99,500	11,399,715
Third Point Reinsurance, Ltd. (I)	14,500	206,045
Universal Insurance Holdings, Inc. (L)	3,900	77,025
Unum Group	8,800	322,784
Validus Holdings, Ltd.	11,900	561,442
W.R. Berkley Corp.	15,100	840,466
XL Group PLC	26,400	1,007,952
Real estate management and development 0.1%
Jones Lang LaSalle, Inc.	6,300	1,046,556
Thrifts and mortgage finance 0.0%
Northwest Bancshares, Inc.	5,000	69,700
Provident Financial Services, Inc.	6,500	135,720

SEE NOTES TO FUND'S INVESTMENTS5

U.S. Equity Fund

	Shares	Value
Health care 16.1%		$175,040,425
Biotechnology 2.0%
Amgen, Inc.	62,300	10,036,530
Biogen, Inc. (I)	14,190	4,070,543
PDL BioPharma, Inc. (L)	40,800	154,428
Puma Biotechnology, Inc. (I)	92,914	6,996,424
Health care equipment and supplies 3.1%
Abbott Laboratories	80,700	3,625,044
Baxter International, Inc.	1,400	52,710
Becton, Dickinson and Company	12,700	1,908,175
C.R. Bard, Inc.	14,280	2,667,790
Edwards Lifesciences Corp. (I)	17,120	2,790,560
IDEXX Laboratories, Inc. (I)	200	14,164
Medtronic PLC	195,818	14,752,929
ResMed, Inc.	18,800	1,119,916
Sirona Dental Systems, Inc. (I)	6,700	726,816
St. Jude Medical, Inc.	5,200	328,120
Stryker Corp.	45,000	4,340,700
Zimmer Biomet Holdings, Inc.	9,400	949,494
Health care providers and services 5.0%
Aetna, Inc.	66,600	6,843,150
AmerisourceBergen Corp.	6,400	631,296
Anthem, Inc.	47,300	6,166,974
Henry Schein, Inc. (I)	16,500	2,581,920
Humana, Inc.	28,200	4,756,212
Laboratory Corp. of America Holdings (I)	1,100	133,694
MEDNAX, Inc. (I)	5,500	392,535
Patterson Companies, Inc.	7,300	332,661
UnitedHealth Group, Inc.	293,746	33,108,112
Life sciences tools and services 0.1%
Bio-Techne Corp.	100	9,121
Mettler-Toledo International, Inc. (I)	2,800	959,784
Pharmaceuticals 5.9%
Eli Lilly & Company	54,500	4,471,180
Johnson & Johnson	445,000	45,051,797
Pfizer, Inc.	459,800	15,067,646
Industrials 8.5%		92,849,379
Aerospace and defense 1.8%
General Dynamics Corp.	15,600	2,284,776
Honeywell International, Inc.	107,900	11,216,205
Rockwell Collins, Inc.	5,000	463,400
United Technologies Corp.	55,400	5,321,170
Air freight and logistics 0.3%
C.H. Robinson Worldwide, Inc.	26,100	1,759,923
Expeditors International of Washington, Inc.	24,300	1,179,522
Commercial services and supplies 0.0%
Rollins, Inc.	15,175	412,001
Electrical equipment 0.8%
AMETEK, Inc.	25,600	1,445,376
Emerson Electric Company	92,598	4,629,900
Hubbell, Inc., Class B	5,300	526,237

6SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Rockwell Automation, Inc.	25,400	$2,703,576
Industrial conglomerates 3.2%
3M Company	139,200	21,795,936
Danaher Corp.	123,500	11,904,165
Roper Technologies, Inc.	7,900	1,528,571
Machinery 1.9%
CLARCOR, Inc.	4,300	227,169
Donaldson Company, Inc.	2,400	75,360
Dover Corp.	19,400	1,278,460
Flowserve Corp.	6,300	291,312
Illinois Tool Works, Inc.	88,400	8,307,832
Lincoln Electric Holdings, Inc.	3,200	180,640
Snap-on, Inc.	7,900	1,360,064
WABCO Holdings, Inc. (I)	73,818	7,933,959
Wabtec Corp.	10,500	841,260
Professional services 0.1%
Equifax, Inc.	8,600	958,900
Road and rail 0.1%
J.B. Hunt Transport Services, Inc.	3,700	289,488
Landstar System, Inc.	4,000	249,680
Werner Enterprises, Inc.	9,300	250,728
Trading companies and distributors 0.3%
Fastenal Company (L)	29,900	1,213,342
MSC Industrial Direct Company, Inc., Class A	2,900	178,930
W.W. Grainger, Inc.	10,180	2,041,497
Information technology 22.1%		240,625,701
Communications equipment 5.6%
Brocade Communications Systems, Inc.	79,900	749,862
Cisco Systems, Inc.	1,259,106	34,310,639
F5 Networks, Inc. (I)	11,000	1,133,000
QUALCOMM, Inc.	353,998	17,271,562
Ubiquiti Networks, Inc. (I)(L)	222,971	7,779,458
Electronic equipment, instruments and components 0.2%
Amphenol Corp., Class A	13,700	754,185
Arrow Electronics, Inc. (I)	31,100	1,759,016
Insight Enterprises, Inc. (I)	6,300	168,714
Internet software and services 4.1%
Alphabet, Inc., Class A (I)	26,289	20,054,564
Alphabet, Inc., Class C (I)	28,433	21,114,346
eBay, Inc. (I)	100,501	2,973,825
IT services 3.7%
Accenture PLC, Class A	91,800	9,842,796
Booz Allen Hamilton Holding Corp.	22,000	669,900
Cognizant Technology Solutions Corp., Class A (I)	55,700	3,597,106
Gartner, Inc. (I)	2,900	270,570
IBM Corp.	110,097	15,349,724
Jack Henry & Associates, Inc.	9,900	785,862
MasterCard, Inc., Class A	300	29,376
Net 1 UEPS Technologies, Inc. (I)	2,200	33,286

SEE NOTES TO FUND'S INVESTMENTS7

U.S. Equity Fund

Shares	Value
Information technology (continued)
IT services (continued)
Paychex, Inc.	57,200	$3,103,100
PayPal Holdings, Inc. (I)	148,801	5,246,723
Total System Services, Inc.	19,100	1,068,836
Semiconductors and semiconductor equipment 0.5%
Analog Devices, Inc.	55,400	3,414,302
Linear Technology Corp.	1,200	54,864
Skyworks Solutions, Inc.	10,700	888,314
Xilinx, Inc.	34,400	1,709,336
Software 3.0%
ANSYS, Inc. (I)	1,600	149,136
CA, Inc.	39,200	1,101,912
Citrix Systems, Inc. (I)	25,900	1,985,753
Intuit, Inc.	48,500	4,859,700
Microsoft Corp.	440,185	23,924,055
Red Hat, Inc. (I)	6,300	512,883
Technology hardware, storage and peripherals 5.0%
Apple, Inc.	376,200	44,504,460
EMC Corp.	355,200	9,000,768
NetApp, Inc.	14,800	453,768
Materials 0.7%	7,441,678
Chemicals 0.6%
International Flavors & Fragrances, Inc.	3,100	372,031
Monsanto Company	47,700	4,539,132
The Sherwin-Williams Company	6,900	1,904,883
Containers and packaging 0.1%
AptarGroup, Inc.	8,400	625,632
Telecommunication services 2.0%	21,387,474
Diversified telecommunication services 2.0%
Verizon Communications, Inc.	464,600	21,116,070
Vonage Holdings Corp. (I)	38,200	246,390
Wireless telecommunication services 0.0%
United States Cellular Corp. (I)	600	25,014
Rights 0.0%	$238
(Cost $1,820)
Community Health Systems, Inc. (Expiration Date: 1-27-16) (I)(N)	28,000	238
Warrants 0.0%	$0
(Cost $280)
Tejon Ranch Company (Expiration Date: 8-31-16; Strike Price: $40.00) (I)	44	0
Yield (%	)	Shares	Value
Securities lending collateral 3.8%	$40,852,161
(Cost $40,851,638)
John Hancock Collateral Trust (W)	0.1456(Y	)	4,083,011	40,852,161
Yield (%	)*	Maturity date	Par value	Value
Short-term investments 2.6%	$27,970,675
(Cost $27,969,537)
U.S. Government 2.6%	27,970,675
U.S. Treasury Bills	0.228	04-14-16	$13,000,000	12,991,225
U.S. Treasury Bills	0.298	05-05-16	15,000,000	14,979,450

8SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

Yield (%	)*	Maturity date	Par value	Value
U.S. Government (continued)
Total investments (Cost $915,287,686)† 104.2%				$1,132,066,701
Other assets and liabilities, net (4.2%)				($45,219,798)
Total net assets 100.0%				$1,086,846,903

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $40,049,508.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $937,480,432. Net unrealized appreciation aggregated $194,586,269, of which $227,721,406 related to appreciated investment securities and $33,135,137 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS9

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Securities that trade only in the over-the-counter market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury Bills, which are categorized as Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2015, the fund used futures contracts to gain exposure to certain U.S. securities markets. The following table summarizes the contracts held at November 30, 2015.

Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)
S&P 500 Index E-Mini Futures	168	Long	Dec 2015	$17,024,898	$17,470,320	$445,422
						$445,422

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

10

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	390Q1	11/15
This report is for the information of the shareholders of John Hancock U.S. Equity Fund.		1/16

John Hancock

Redwood Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsRedwood Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 62.2%		$340,832,820
(Cost $349,176,321)
Consumer discretionary 16.2%		89,023,506
Auto components 0.8%
The Goodyear Tire & Rubber Company (D)	116,600	4,067,008
Hotels, restaurants and leisure 2.7%
Las Vegas Sands Corp. (D)	189,300	8,340,558
MGM Resorts International (D) (I)	284,300	6,464,982
Household durables 0.9%
Garmin, Ltd. (D)	128,000	4,844,800
Media 4.7%
CBS Corp., Class B (D)	282,400	14,255,552
Comcast Corp., Class A (D)	49,400	3,006,484
DISH Network Corp., Class A (D) (I)	139,400	8,741,774
Multiline retail 1.6%
Macy's, Inc. (D)	224,600	8,777,368
Specialty retail 3.1%
Foot Locker, Inc. (D)	50,000	3,250,000
Lowe's Companies, Inc. (D)	83,100	6,365,460
The Gap, Inc. (D)	283,100	7,567,263
Textiles, apparel and luxury goods 2.4%
Coach, Inc. (D)	168,100	5,340,537
Michael Kors Holdings, Ltd. (D) (I)	186,000	8,001,720
Consumer staples 1.4%		7,468,113
Food products 1.4%
Kellogg Company (D)	8,400	577,668
Mead Johnson Nutrition Company (D)	85,500	6,890,445
Energy 3.1%		16,912,904
Oil, gas and consumable fuels 3.1%
Diamondback Energy, Inc. (D) (I)	75,300	5,874,906
EOG Resources, Inc.	57,200	4,772,196
Phillips 66 (D)	1,800	164,754
Western Refining, Inc. (D)	134,800	6,101,048
Financials 13.6%		74,388,851
Banks 10.8%
Bank of America Corp. (D)	256,500	4,470,795
Citigroup, Inc. (D)	591,800	32,010,462
Fifth Third Bancorp (D)	208,800	4,315,896
JPMorgan Chase & Co. (D)	175,400	11,695,672
Wells Fargo & Company (D)	119,000	6,556,900
Capital markets 1.1%
The Goldman Sachs Group, Inc.	30,400	5,776,608
Consumer finance 1.7%
Capital One Financial Corp. (D)	121,800	9,562,518
Health care 9.8%		53,958,312
Biotechnology 4.7%
AbbVie, Inc. (D)	167,200	9,722,680
Gilead Sciences, Inc. (D)	153,200	16,233,072

2SEE NOTES TO FUND'S INVESTMENTS

Redwood Fund

			Shares	Value
Health care (continued)
Health care providers and services 3.2%
	Cardinal Health, Inc. (D)		67,500	$5,862,375
	Express Scripts Holding Company (D) (I)		64,300	5,496,364
	HCA Holdings, Inc. (D) (I)		92,900	6,322,774
Pharmaceuticals 1.9%
	Merck & Company, Inc. (D)		194,700	10,321,047
Industrials 8.8%				48,371,690
Aerospace and defense 1.0%
	B/E Aerospace, Inc. (D)		119,600	5,527,912
Airlines 3.0%
	Delta Air Lines, Inc. (D)		169,400	7,870,324
	United Continental Holdings, Inc. (D) (I)		149,200	8,314,916
Building products 1.7%
	Masco Corp. (D)		316,200	9,457,542
Electrical equipment 1.0%
	Eaton Corp. PLC (D)		93,900	5,461,224
Trading companies and distributors 2.1%
	Fastenal Company (D)		77,600	3,149,008
	United Rentals, Inc. (D) (I)		109,200	8,590,764
Information technology 8.4%				45,877,976
Communications equipment 0.8%
	Juniper Networks, Inc. (D)		3,600	108,468
	QUALCOMM, Inc. (D)		84,000	4,098,360
IT services 0.8%
	Accenture PLC, Class A (D)		39,800	4,267,356
Semiconductors and semiconductor equipment 1.4%
	Micron Technology, Inc. (D) (I)		314,800	5,014,764
	NXP Semiconductors NV (D) (I)		28,650	2,677,629
Technology hardware, storage and peripherals 5.4%
	Apple, Inc. (D)		53,600	6,340,880
	EMC Corp. (D)		265,300	6,722,702
	NetApp, Inc. (D)		148,100	4,540,746
	SanDisk Corp. (D)		111,600	8,243,892
	Western Digital Corp. (D)		61,900	3,863,179
Materials 0.9%				4,831,468
Chemicals 0.9%
	Huntsman Corp. (D)		385,900	4,831,468
	Yield (%)		Shares	Value
Short-term investments 45.1%				$247,510,913
(Cost $247,510,913)
Money market funds 45.1%				247,510,913
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	247,510,913	247,510,913
Total investments (Cost $596,687,234)† 107.3%				$588,343,733
Other assets and liabilities, net (7.3%)				($39,821,956)
Total net assets 100.0%				$548,521,777

SEE NOTES TO FUND'S INVESTMENTS3

Redwood Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts. Total collateral value at 11-30-15 was $325,623,188.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $601,217,183. Net unrealized depreciation aggregated $12,873,450, of which $29,180,080 related to appreciated investment securities and $42,053,530 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended November 30, 2015, the fund wrote option contracts to gain exposure to certain securities markets, as a substitute for securities purchased, provide downside protection for the fund and generate premium income. The following tables summarize the fund's written options activities during the period ended November 30, 2015 and the contracts held at November 30, 2015.

	Number of contracts	Premiums
Outstanding, beginning of period	124,706	$61,305,853
Options written	55,683	22,910,169
Options closed	(47,388)	(19,346,489)
Options exercised	(12,459)	(6,749,948)
Options expired	(3,865)	(412,267)
Outstanding, end of period	116,677	$57,707,318

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
AbbVie, Inc.	$50.00	Jan 2016	58	$52,603	($49,300)
AbbVie, Inc.	60.00	Jan 2016	1,614	1,528,365	(221,925)
Accenture PLC	95.00	May 2016	385	537,819	(558,250)
Accenture PLC	80.00	Jan 2016	13	14,390	(35,815)
Apple, Inc.	113.57	Jan 2016	536	936,353	(363,140)
B/E Aerospace, Inc.	50.00	Jan 2016	521	342,270	(16,933)
B/E Aerospace, Inc.	45.00	Apr 2016	675	251,067	(249,750)

5

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Bank of America Corp.	14.00	May 2016	2,565	700,122	(936,225)
Capital One Financial Corp.	75.00	Dec 2015	695	560,130	(281,475)
Capital One Financial Corp.	72.50	Mar 2016	523	436,152	(424,938)
Cardinal Health, Inc.	67.50	Jan 2016	675	737,733	(1,350,000)
CBS Corp.	45.00	Mar 2016	2,824	1,219,825	(1,863,840)
Citigroup, Inc.	50.00	Jan 2016	2,043	1,329,887	(970,425)
Citigroup, Inc.	52.50	Jan 2016	2,043	1,127,633	(564,890)
Citigroup, Inc.	50.00	Feb 2016	1,840	1,029,384	(956,800)
Coach, Inc.	28.00	Feb 2016	1,681	495,816	(714,425)
Comcast Corp.	50.00	Apr 2016	494	379,858	(596,505)
Delta Air Lines, Inc.	36.00	Mar 2016	1,694	1,540,913	(1,960,805)
Diamondback Energy, Inc.	65.00	Mar 2016	397	606,191	(639,170)
Diamondback Energy, Inc.	62.50	Mar 2016	356	596,274	(642,580)
DISH Network Corp.	65.00	Dec 2015	722	747,227	(72,200)
DISH Network Corp.	60.00	Dec 2015	672	407,868	(245,280)
Eaton Corp. PLC	57.50	Jan 2016	939	995,765	(197,190)
EMC Corp.	25.00	Jan 2016	2,653	1,351,626	(287,851)
EOG Resources, Inc.	67.50	Apr 2016	572	1,008,050	(1,015,300)
Express Scripts Holding Company	75.00	May 2016	643	756,770	(831,078)
Fastenal Company	38.00	Feb 2016	776	270,788	(259,960)
Fifth Third Bancorp	17.00	Feb 2016	2,088	388,274	(783,000)
Foot Locker, Inc.	55.00	May 2016	500	575,969	(610,000)
Garmin, Ltd.	38.00	Jan 2016	1,280	362,179	(131,200)
Gilead Sciences, Inc.	80.00	Jan 2016	652	1,982,800	(1,709,870)
Gilead Sciences, Inc.	100.00	Feb 2016	613	1,309,932	(548,635)
Gilead Sciences, Inc.	85.00	Feb 2016	267	570,824	(578,723)
HCA Holdings, Inc.	80.00	Mar 2016	929	1,181,627	(109,158)
Huntsman Corp.	14.00	Jan 2016	3,859	470,628	(115,770)
JPMorgan Chase & Co.	60.00	Jan 2016	869	645,620	(627,853)
JPMorgan Chase & Co.	50.00	Jan 2016	885	1,130,972	(1,535,475)
Juniper Networks, Inc.	20.00	Jan 2016	36	14,110	(37,980)
Kellogg Company	60.00	Jan 2016	84	54,343	(76,860)
Las Vegas Sands Corp.	40.00	Jan 2016	1,893	836,612	(913,373)
Lowe's Companies, Inc.	65.00	Jan 2016	831	558,388	(990,968)
Macy's, Inc.	50.00	Feb 2016	709	701,931	(11,699)
Macy's, Inc.	45.00	Jan 2016	1,537	751,515	(43,805)
Masco Corp.	20.00	Jan 2016	3,162	1,216,531	(3,256,851)
Mead Johnson Nutrition Company	70.00	May 2016	855	821,604	(1,100,813)
Merck & Company, Inc.	55.00	Jan 2016	1,208	642,596	(54,964)
Merck & Company, Inc.	52.50	Jan 2016	739	444,840	(110,850)
MGM Resorts International	17.00	Mar 2016	2,843	1,415,669	(1,748,445)
Michael Kors Holdings, Ltd.	40.00	Jan 2016	1,224	1,116,218	(477,360)
Michael Kors Holdings, Ltd.	37.50	Jan 2016	636	440,077	(381,600)
Micron Technology, Inc.	16.00	Jan 2016	3,148	633,929	(333,688)
NetApp, Inc.	30.00	Jan 2016	1,481	324,270	(211,043)
NXP Semiconductors NV	85.00	Jan 2016	573	1,049,694	(593,055)
Phillips 66	72.50	Jan 2016	18	20,645	(36,180)
QUALCOMM, Inc.	60.00	Jan 2016	420	257,438	(1,470)
QUALCOMM, Inc.	52.50	Apr 2016	420	187,089	(66,990)
SanDisk Corp.	52.50	Apr 2016	1,116	818,230	(2,589,120)
The Gap, Inc.	28.00	Mar 2016	2,831	596,278	(343,967)
The Goldman Sachs Group, Inc.	165.00	Apr 2016	304	769,701	(851,960)
The Goodyear Tire & Rubber Company	24.00	Jan 2016	1,166	690,211	(1,265,110)
United Continental Holdings, Inc.	45.00	Jan 2016	1,023	1,363,593	(1,161,105)

6

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
United Continental Holdings, Inc.	50.00	Mar 2016	469	527,596	(392,788)
United Rentals, Inc.	67.50	Mar 2016	1,092	766,523	(1,485,120)
Wells Fargo & Company	45.00	Jan 2016	165	116,646	(172,838)
Wells Fargo & Company	50.00	Jan 2016	1,025	657,997	(561,188)
Western Digital Corp.	80.00	Jan 2016	619	892,557	(5,262)
Western Refining, Inc.	35.00	Jan 2016	1,348	1,141,681	(1,469,320)
				$48,408,216	($43,801,506)
Puts
Apple, Inc.	$115.00	Apr 2016	1,996	$1,237,417	($1,177,640)
Apple, Inc.	110.00	Dec 2015	585	67,249	(20,183)
Brocade Communiciations Systems, Inc.	10.00	Jan 2016	11,370	735,442	(909,600)
Caterpillar, Inc.	65.00	May 2016	774	579,683	(217,881)
Celgene Corp.	97.50	Jan 2016	437	149,434	(69,046)
CME Group, Inc.	87.50	Jan 2016	972	201,159	(68,040)
Coach, Inc.	28.00	Dec 2015	982	52,986	(9,820)
Delta Air Lines, Inc.	39.00	Jan 2016	1,430	517,093	(50,050)
Delta Air Lines, Inc.	36.00	Jan 2016	1,534	217,758	(37,583)
Delta Air Lines, Inc.	39.00	Mar 2016	2,311	270,286	(238,033)
Diamondback Energy, Inc.	55.00	Dec 2015	915	166,489	(13,725)
EOG Resources, Inc.	75.00	Jan 2016	450	70,630	(51,300)
General Motors Company	28.00	Mar 2016	1,956	256,150	(55,746)
Gilead Sciences, Inc.	80.00	May 2016	335	158,103	(46,398)
Google, Inc.	525.00	Jan 2016	173	316,268	(41,520)
HP, Inc.	28.00	May 2016	1,545	668,908	(420,240)
HP, Inc.	30.00	Feb 2016	3,337	723,982	(1,167,947)
Mead Johnson Nutrition Company	75.00	May 2016	535	371,261	(215,338)
Merck & Company, Inc.	47.50	Apr 2016	1,071	374,231	(105,494)
Schlumberger, Ltd.	70.00	Feb 2016	1,000	714,944	(153,000)
Teva Pharmaceutical Industries, Ltd.	55.00	Jan 2016	1,255	154,875	(41,415)
Tyson Foods, Inc.	35.00	Jan 2016	1,789	306,724	(13,418)
Valero Energy Corp.	50.00	Jan 2016	594	93,231	(7,425)
Verizon Communications, Inc.	40.00	Apr 2016	4,439	502,821	(235,267)
WestRock Company	50.00	Apr 2016	1,366	391,978	(471,270)
				$9,299,102	($5,837,379)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	423Q1	11/15
This report is for the information of the shareholders of John Hancock Redwood Fund.		1/16

John Hancock

International Small Company Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsInternational Small Company Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 99.2%		$715,893,010
(Cost $684,421,510)
Australia 6.0%		43,453,840
Acrux, Ltd.	65,374	34,036
Adelaide Brighton, Ltd.	174,860	547,756
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	50,764	87,961
Alkane Resources, Ltd. (I)	43,417	7,535
ALS, Ltd.	39,916	106,886
ALS, Ltd.	167,646	448,916
Altium, Ltd.	40,367	142,983
Alumina, Ltd.	627,749	509,132
AMA Group, Ltd.	85,769	64,412
Amalgamated Holdings, Ltd.	38,256	416,627
Ansell, Ltd.	55,723	876,711
AP Eagers, Ltd.	32,327	254,026
APN News & Media, Ltd. (I)	381,653	130,805
Aquarius Platinum, Ltd. (I)	621,954	106,186
ARB Corp., Ltd. (L)	26,817	300,374
Ardent Leisure Group	7,618	13,358
Arrium, Ltd. (I)	924,094	52,662
ASG Group, Ltd. (I)	86,185	73,436
Atlas Iron, Ltd. (I)	124,328	1,878
AUB Group, Ltd.	23,825	149,138
Ausdrill, Ltd.	74,956	13,495
Ausenco, Ltd. (I)	38,459	7,544
AusNet Services	563,859	612,499
Austal, Ltd.	101,358	177,581
Austin Engineering, Ltd. (I)	8,305	1,496
Australian Agricultural Company, Ltd. (I)	159,745	170,703
Australian Pharmaceutical Industries, Ltd.	140,963	208,250
Auswide Bank, Ltd.	4,752	18,386
Automotive Holdings Group, Ltd.	84,494	258,247
AVJennings, Ltd.	46,118	18,658
AWE, Ltd. (I)	236,512	111,185
Bank of Queensland, Ltd.	36,069	355,665
BC Iron, Ltd. (I)(L)	46,471	8,070
Beach Energy, Ltd.	555,755	207,165
Beadell Resources, Ltd.	123,034	11,883
Bega Cheese, Ltd.	45,923	190,854
BigAir, Group Ltd.	37,917	23,806
Billabong International, Ltd. (I)	56,942	115,305
Blackmores, Ltd.	4,807	638,380
BlueScope Steel, Ltd.	145,435	437,737
Boom Logistics, Ltd. (I)	42,444	2,464
Boral, Ltd.	59,273	242,495
Bradken, Ltd. (I)	62,294	23,105
Breville Group, Ltd.	38,634	183,514
Brickworks, Ltd.	25,354	278,121
Broadspectrum, Ltd. (I)	206,384	127,165
BT Investment Management, Ltd.	34,201	316,585
Buru Energy, Ltd. (I)	53,574	9,104
Cabcharge Australia, Ltd.	50,691	100,312
Cardno, Ltd. (L)	55,280	120,260

2SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
Carnarvon Petroleum, Ltd. (I)	200,610	$16,704
Carsales.com Ltd.	75,520	559,629
Cash Converters International, Ltd.	130,844	48,369
Cedar Woods Properties, Ltd.	26,286	78,010
Challenger, Ltd.	140,715	856,320
Civmec, Ltd.	40,300	11,720
Coal of Africa, Ltd. (I)	45,649	1,506
Codan, Ltd.	27,423	15,235
Collins Foods, Ltd.	31,735	88,986
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	18,741	154,395
Credit Corp. Group, Ltd.	17,465	129,437
CSG, Ltd.	97,322	118,427
CSR, Ltd.	208,433	458,514
CuDeco, Ltd. (I)	21,846	17,458
Cue Energy Resources, Ltd. (I)	32,865	1,524
Data#3, Ltd.	50,250	39,169
Decmil Group, Ltd.	56,553	38,562
Dick Smith Holdings, Ltd.	85,596	17,300
Domino's Pizza Enterprises, Ltd.	24,664	882,818
Downer EDI, Ltd.	177,571	462,015
Drillsearch Energy, Ltd. (I)	191,020	85,529
Duet Group	12,496	21,222
DuluxGroup, Ltd.	180,344	814,389
DWS, Ltd.	30,461	27,839
Elders, Ltd. (I)	4,065	13,002
Emeco Holdings, Ltd. (I)	145,230	4,705
Energy Resources of Australia, Ltd. (I)	93,000	22,869
Energy World Corp., Ltd. (I)	274,968	57,509
Equity Trustees, Ltd.	2,471	38,367
ERM Power, Ltd.	49,837	56,604
Ethane Pipeline Income Fund	15,720	18,476
Euroz, Ltd.	8,183	5,058
Evolution Mining, Ltd.	452,564	375,805
Fairfax Media, Ltd.	1,018,917	654,184
FAR, Ltd. (I)	83,631	4,362
Finbar Group, Ltd.	67,320	51,052
Fleetwood Corp., Ltd. (I)	21,283	18,667
FlexiGroup, Ltd. (L)	86,373	172,626
Flight Centre Travel Group, Ltd. (L)	20,645	536,422
G8 Education, Ltd. (L)	111,021	278,812
GBST Holdings, Ltd.	13,763	40,857
Global Construction Services, Ltd. (I)	1,732	613
GrainCorp, Ltd., Class A	74,573	441,354
Grange Resources, Ltd.	51,070	4,444
Greencross, Ltd.	27,841	119,724
GUD Holdings, Ltd.	36,150	204,288
GWA Group, Ltd.	99,943	130,416
Hansen Technologies, Ltd.	55,600	113,152
Harvey Norman Holdings, Ltd.	87,543	257,706
HFA Holdings, Ltd.	40,809	87,491
Hills, Ltd.	66,646	18,294
Horizon Oil, Ltd. (I)	443,056	32,794
Iluka Resources, Ltd.	161,341	670,165

SEE NOTES TO FUND'S INVESTMENTS3

International Small Company Fund

	Shares	Value
Australia (continued)
Imdex, Ltd. (I)	37,597	$5,976
IMF Bentham, Ltd.	55,901	58,165
Independence Group NL	92,773	163,285
Infigen Energy (I)	229,890	76,308
Infomedia, Ltd.	124,579	64,752
Integrated Research, Ltd.	23,574	34,737
International Ferro Metals, Ltd. (I)	9,556	130
Intrepid Mines, Ltd. (I)	8,927	863
InvoCare, Ltd.	39,778	338,075
IOOF Holdings, Ltd.	95,979	654,873
IRESS, Ltd.	48,365	336,622
iSelect, Ltd. (I)	76,116	72,985
Isentia Group, Ltd.	13,035	41,857
JB Hi-Fi, Ltd. (L)	33,947	473,051
Karoon Gas Australia, Ltd. (I)	22,778	28,055
Kingsgate Consolidated, Ltd. (I)	71,822	32,058
Kingsrose Mining, Ltd. (I)	24,331	3,453
Lifestyle Communities, Ltd.	11,791	22,352
Linc Energy, Ltd. (I)	70,499	9,174
Lonestar Resources, Ltd. (I)	694	3,378
M2 Group, Ltd.	59,057	473,619
MACA, Ltd.	61,677	36,078
Macmahon Holdings, Ltd. (I)	196,782	14,283
Macquarie Atlas Roads Group	162,768	496,885
Magellan Financial Group, Ltd.	38,021	709,897
Maverick Drilling & Exploration, Ltd. (I)	79,979	4,388
MaxiTRANS Industries, Ltd.	51,752	23,531
Mayne Pharma Group, Ltd. (I)	235,023	217,893
McMillan Shakespeare, Ltd.	26,544	256,049
McPherson's, Ltd.	20,700	10,389
Medusa Mining, Ltd. (I)	28,581	7,900
Melbourne IT, Ltd.	34,562	48,047
Mesoblast, Ltd. (I)(L)	50,982	64,534
Metals X, Ltd.	89,565	70,081
Metcash, Ltd. (L)	331,950	353,455
Mincor Resources NL	61,262	10,829
Mineral Deposits, Ltd. (I)	34,649	11,014
Mineral Resources, Ltd.	60,275	212,162
MMA Offshore, Ltd.	118,508	19,665
Monadelphous Group, Ltd. (L)	37,640	168,544
Mortgage Choice, Ltd.	31,859	41,916
Mount Gibson Iron, Ltd. (I)(L)	215,287	29,561
Myer Holdings, Ltd. (L)	365,639	292,854
MyState, Ltd.	28,572	98,536
Navitas, Ltd.	89,852	289,629
Nearmap, Ltd. (I)(L)	91,601	24,477
NetComm Wireless, Ltd. (I)	49,570	108,971
New Hope Corp., Ltd	70,203	94,546
NewSat, Ltd. (I)	230,084	19,136
NIB Holdings, Ltd.	161,321	444,816
Nick Scali, Ltd.	8,819	26,763
Nine Entertainment Company Holdings, Ltd.	254,164	304,548
Noble Mineral Resources, Ltd. (I)	831	271
Northern Star Resources, Ltd.	224,785	404,801

4SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
NRW Holdings, Ltd. (I)	104,637	$9,064
Nufarm, Ltd.	70,236	427,809
OceanaGold Corp.	138,580	267,727
Orocobre, Ltd. (I)	3,886	4,157
Orora, Ltd.	485,121	784,899
OrotonGroup, Ltd.	5,374	10,582
OZ Minerals, Ltd.	129,377	377,595
OzForex Group, Ltd. (L)	91,325	226,833
Pacific Brands, Ltd. (I)	429,772	208,028
Pacific Current Group, Ltd.	2,414	11,854
Pact Group Holdings, Ltd.	56,777	194,735
Paladin Resources, Ltd. (I)(L)	619,892	97,854
Panoramic Resources, Ltd.	75,229	11,955
Patties Foods, Ltd.	13,226	11,279
Peet, Ltd.	130,631	100,050
Perpetual, Ltd.	16,866	558,961
Perseus Mining, Ltd. (I)	159,193	37,758
Platinum Asset Mangement, Ltd.	79,996	465,857
Platinum Australia, Ltd. (I)	36,499	1,769
PMP, Ltd.	35,022	12,771
Premier Investments, Ltd.	34,261	343,176
Prima BioMed, Ltd. (I)	37,664	1,412
Primary Health Care, Ltd.	222,642	515,712
Prime Media Group, Ltd.	115,482	44,149
Programmed Maintenance Services, Ltd.	92,433	175,331
Prophecy International Holdings, Ltd.	3,570	5,787
Qube Holdings, Ltd. (L)	294,753	510,319
RCG Corp., Ltd.	115,309	132,332
RCR Tomlinson, Ltd.	53,709	88,830
Reckon, Ltd. (L)	35,555	62,908
Regis Resources, Ltd.	142,407	204,207
Resolute Mining, Ltd. (I)	265,309	51,936
Resource Generation, Ltd. (I)	9,069	337
Retail Food Group, Ltd.	54,574	176,560
Ridley Corp., Ltd.	92,109	109,166
Ruralco Holdings, Ltd.	5,507	13,945
SAI Global, Ltd.	83,082	253,655
Salmat, Ltd. (I)	15,825	8,222
Samson Oil & Gas, Ltd. (I)	96,490	281
Sandfire Resources NL	52,309	199,461
Saracen Mineral Holdings, Ltd. (I)	296,330	107,916
Sedgman, Ltd.	15,038	9,185
SEEK, Ltd.	21,707	217,279
Select Harvests, Ltd.	24,530	162,694
Senetas Corp., Ltd. (I)	298,765	34,475
Senex Energy, Ltd. (I)	283,286	27,717
Servcorp, Ltd.	22,350	115,722
Service Stream, Ltd.	22,001	5,652
Seven Group Holdings, Ltd. (L)	44,822	167,595
Seven West Media, Ltd.	518,847	264,379
Seymour Whyte, Ltd.	6,338	4,574
Shine Corp., Ltd.	13,336	18,835
Sigma Pharmaceuticals, Ltd.	459,521	288,959
Silex Systems, Ltd. (I)	30,817	8,243

SEE NOTES TO FUND'S INVESTMENTS5

International Small Company Fund

	Shares	Value
Australia (continued)
Silver Chef, Ltd.	6,815	$45,275
Silver Lake Resources, Ltd. (I)	151,467	16,855
Sirtex Medical, Ltd.	21,367	620,835
Slater & Gordon, Ltd. (L)	110,830	73,889
SMS Management & Technology, Ltd.	29,758	66,675
Southern Cross Media Group, Ltd.	241,242	203,501
Spark Infrastructure Group (I)	86,515	118,589
Spark Infrastructure Group	588,304	806,410
Specialty Fashion Group, Ltd. (I)	51,331	25,611
Spotless Group Holdings, Ltd.	60,280	94,058
St. Barbara, Ltd. (I)	211,766	159,547
Steadfast Group, Ltd.	69,269	71,489
Strike Energy, Ltd. (I)	39,151	3,961
STW Communications Group, Ltd.	126,543	64,984
Sundance Energy Australia, Ltd. (I)	155,670	32,157
Sundance Resources, Ltd. (I)	390,505	3,389
Sunland Group, Ltd.	38,548	44,721
Super Retail Group, Ltd.	52,696	395,783
Tabcorp Holdings, Ltd.	313,261	1,033,716
Tap Oil, Ltd. (I)	77,522	10,923
Tassal Group, Ltd.	63,712	202,365
Technology One, Ltd.	83,098	260,643
Ten Network Holdings, Ltd. (I)	905,185	101,280
TFS Corp., Ltd. (L)	88,454	110,455
The Reject Shop, Ltd.	10,731	85,394
The Star Entertainment Group, Ltd.	314,663	1,094,119
Thorn Group, Ltd.	62,683	92,485
Tiger Resources, Ltd. (I)	291,282	12,454
Tox Free Solutions, Ltd.	63,700	126,540
Transpacific Industries Group, Ltd.	647,737	305,707
Treasury Wine Estates, Ltd.	43,217	235,385
Troy Resources, Ltd. (I)	49,905	8,266
UGL, Ltd. (I)(L)	71,910	126,501
UXC, Ltd.	141,337	122,473
Veda Group, Ltd.	294,667	586,838
Villa World, Ltd.	28,611	40,841
Village Roadshow, Ltd.	35,092	169,323
Virgin Australia Holdings, Ltd. (I)	305,078	95,954
Virgin Australia Holdings, Ltd. (I)	252,517	913
Virtus Health, Ltd.	33,061	154,597
Vita Group, Ltd.	15,422	21,167
Vocus Communications, Ltd. (L)	81,144	423,634
Watpac, Ltd.	13,238	10,139
Webjet, Ltd.	29,808	119,736
Western Areas, Ltd.	90,525	145,390
Western Desert Resources, Ltd. (I)	102,010	10,697
White Energy Company, Ltd. (I)(L)	29,677	3,113
Whitehaven Coal, Ltd. (I)(L)	267,687	174,902
WorleyParsons, Ltd.	16,165	67,709
Austria 1.2%		8,552,094
Agrana Beteiligungs AG	898	83,458
AMAG Austria Metall AG (S)	370	12,673
ams AG	28,201	1,073,714
Austria Technologie & Systemtechnik AG	17,185	274,103

6SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Austria (continued)
BUWOG AG (I)	25,965	$518,420
CA Immobilien Anlagen AG (I)	15,166	276,486
Conwert Immobilien Invest SE (I)	27,481	386,072
DO & CO AG	2,686	260,099
EVN AG	12,198	129,513
Flughafen Wien AG	1,244	116,325
Kapsch Trafficcom AG	3,279	121,075
Lenzing AG	3,979	310,940
Mayr-Melnhof Karton AG	4,203	469,512
Oesterreichische Post AG	13,032	467,149
Palfinger AG	6,629	187,481
POLYTEC Holding AG	7,237	56,898
Porr AG	4,234	115,237
Raiffeisen Bank International AG (I)	46,887	732,955
RHI AG	12,435	249,470
Rosenbauer International AG	1,492	113,493
S IMMO AG (I)	29,413	242,721
Schoeller-Bleckmann Oilfield Equipment AG	4,982	280,180
Semperit AG Holding	5,876	200,241
Strabag SE	7,289	183,714
Telekom Austria AG	28,713	156,505
UNIQA Insurance Group AG	36,689	325,574
Wienerberger AG	48,890	857,966
Zumtobel Group AG	16,055	350,120
Belgium 1.7%		12,225,427
Ablynx NV (I)(L)	29,087	432,683
Ackermans & van Haaren NV	10,439	1,449,745
AGFA-Gevaert NV (I)	99,599	494,667
Atenor Group	177	8,406
Banque Nationale de Belgique	70	238,786
Barco NV	5,376	335,447
Bekaert SA	15,640	442,613
BHF Kleinwort Benson Group (I)	25,521	154,615
bpost SA	29,224	709,492
Cie d'Entreprises CFE	3,800	445,372
Cie Immobiliere de Belgique SA	1,065	52,590
D'Ieteren SA	10,883	373,118
Deceuninck NV	28,638	73,826
Econocom Group SA	34,136	300,597
Elia System Operator SA	10,605	475,468
Euronav NV	52,820	674,314
EVS Broadcast Equipment SA	7,703	253,657
Exmar NV	14,369	157,794
Fagron	14,060	148,608
Galapagos NV (I)	12,530	624,378
Gimv NV	675	31,092
Ion Beam Applications	11,085	353,520
Kinepolis NV (L)	8,751	353,905
Lotus Bakeries SA	112	189,862
MDxHealth (I)(L)	15,912	63,289
Melexis NV	7,395	371,976
Mobistar SA (I)	13,149	292,339
Nyrstar NV (I)(L)	167,351	262,908
Picanol	1,115	62,556

SEE NOTES TO FUND'S INVESTMENTS7

International Small Company Fund

	Shares	Value
Belgium (continued)
Recticel SA	17,762	$97,630
Resilux (I)	531	88,965
Rezidor Hotel Group AB	39,572	145,127
Roularta Media Group NV (I)	668	14,599
Sioen Industries NV	5,140	101,731
Sipef SA	1,363	71,952
Tessenderlo Chemie NV (I)	16,640	493,180
ThromboGenics NV (I)	6,765	25,796
Umicore SA	27,119	1,120,905
Van de Velde NV	3,138	198,495
Viohalco SA (I)	18,237	39,424
Bermuda 0.3%		1,784,127
Frontline, Ltd. (I)(L)	40,694	123,113
Hiscox, Ltd.	108,277	1,661,014
Cambodia 0.1%		344,998
NagaCorp, Ltd.	532,000	344,998
Canada 7.0%		50,612,308
5N Plus, Inc. (I)	22,489	18,524
Absolute Software Corp.	21,703	135,862
Acadian Timber Corp.	4,303	65,860
Advantage Oil & Gas, Ltd. (I)	74,864	394,655
Aecon Group, Inc.	25,228	267,308
AG Growth International, Inc.	5,100	111,207
AGF Management, Ltd., Class B (L)	33,316	127,232
AGT Food & Ingredients, Inc.	7,314	176,627
Aimia, Inc.	51,328	376,663
Air Canada (I)	28,100	219,464
AirBoss of America Corp.	6,009	85,718
AKITA Drilling, Ltd., Class A	300	1,797
Alamos Gold, Inc., Class A	105,964	322,149
Alaris Royalty Corp. (L)	14,209	259,081
Alarmforce Industries, Inc.	1,242	10,286
Algoma Central Corp.	4,052	45,149
Algonquin Power & Utilities Corp.	73,062	565,698
Alterra Power Corp. (I)(L)	16,806	5,537
Altius Minerals Corp. (L)	2,400	20,973
Altus Group, Ltd. (L)	14,255	215,514
Americas Silver Corp. (I)	24,416	2,377
Amica Mature Lifestyles, Inc.	10,700	148,227
Andrew Peller, Ltd., Class A (I)	1,275	18,130
Asanko Gold, Inc. (I)	3,731	5,616
Athabasca Oil Corp. (I)	129,752	164,200
ATS Automation Tooling Systems, Inc. (I)	34,491	330,589
AuRico Metals, Inc. (I)	46,595	20,586
AutoCanada, Inc. (L)	7,643	145,426
Avigilon Corp. (I)(L)	14,637	147,746
Axia NetMedia Corp.	18,035	40,514
B2Gold Corp. (I)	383,953	419,762
Badger Daylighting, Ltd.	15,960	294,115
Ballard Power Systems, Inc. (I)(L)	9,800	12,182
Bankers Petroleum, Ltd. (I)	126,226	148,396
Bellatrix Exploration, Ltd. (I)(L)	76,956	125,047
Birch Mountain Resources, Ltd. (I)	11,200	0

8SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Birchcliff Energy, Ltd. (I)	45,094	$185,044
Bird Construction, Inc.	16,379	174,650
Black Diamond Group, Ltd.	16,417	85,315
BlackPearl Resources, Inc. (I)(L)	135,008	66,723
BMTC Group, Inc.	3,096	32,456
Bonavista Energy Corp. (L)	37,592	68,121
Bonterra Energy Corp.	9,663	158,536
Boralex, Inc., Class A	13,793	136,747
Boulder Energy, Ltd. (I)	20,005	45,389
BRP, Inc. (I)	11,800	193,066
Calfrac Well Services, Ltd. (L)	32,048	47,996
Calian Technologies, Ltd.	4,058	50,442
Canaccord Genuity Group, Inc.	47,499	169,303
Canacol Energy, Ltd. (I)(L)	44,693	101,739
Canadian Energy Services & Technology Corp. (L)	73,452	260,158
Canadian Western Bank (L)	29,191	560,890
Canam Group, Inc.	17,736	185,800
Canexus Corp. (L)	41,777	37,540
Canfor Corp. (I)	34,000	530,323
Canfor Pulp Products, Inc.	14,860	154,670
CanWel Building Materials Group, Ltd. (L)	11,650	42,048
Canyon Services Group, Inc. (L)	26,367	86,676
Capital Power Corp.	42,320	533,971
Capstone Infrastructure Corp.	42,892	117,231
Capstone Mining Corp. (I)	119,800	33,640
Cascades, Inc.	33,218	287,295
Cathedral Energy Services, Ltd.	11,360	4,934
Celestica, Inc. (I)	50,302	567,261
Centerra Gold, Inc.	62,827	341,551
Cequence Energy, Ltd. (I)	64,292	17,331
Cervus Equipment Corp.	3,597	38,584
Chinook Energy, Inc. (I)(L)	38,191	14,585
Cineplex, Inc.	24,381	914,116
Clarke, Inc. (L)	3,000	22,240
Claude Resources, Inc. (I)	80,700	43,509
Clearwater Seafoods, Inc.	6,600	63,606
Cogeco Cable, Inc.	7,133	346,648
Cogeco, Inc.	3,365	138,133
Colliers International Group, Inc.	5,744	260,548
Colliers International Group, Inc.	6,881	311,473
COM DEV International, Ltd.	35,729	161,596
Computer Modelling Group, Ltd.	32,528	253,073
Copper Mountain Mining Corp. (I)(L)	41,468	12,421
Corby Spirit and Wine, Ltd.	3,522	54,065
Corridor Resources, Inc. (I)	11,000	3,212
Corus Entertainment, Inc., B Shares (L)	29,790	233,778
Cott Corp.	8,000	83,680
Cott Corp.	35,231	369,075
Crew Energy, Inc. (I)	62,803	211,624
Delphi Energy Corp. (I)(L)	72,367	41,726
Denison Mines Corp. (I)	184,719	71,926
Detour Gold Corp. (I)	63,265	658,966
DHX Media, Ltd.	371	2,389
DirectCash Payments, Inc. (L)	5,720	51,484

SEE NOTES TO FUND'S INVESTMENTS9

International Small Company Fund

	Shares	Value
Canada (continued)
Dominion Diamond Corp.	2,500	$20,625
Dominion Diamond Corp.	32,969	272,057
Dorel Industries, Inc., Class B	11,576	266,635
DragonWave, Inc. (I)	4,900	637
Dundee Precious Metals, Inc. (I)(L)	33,424	32,787
E-L Financial Corp., Ltd.	74	37,681
Eastern Platinum, Ltd. (I)	11,202	5,872
EcoSynthetix, Inc. (I)	3,185	3,220
Enbridge Income Fund Holdings, Inc. (L)	23,446	514,058
Endeavour Mining Corp. (I)(L)	225,658	106,454
Endeavour Silver Corp. (I)	1,400	1,988
Endeavour Silver Corp. (I)(L)	38,410	54,648
EnerCare, Inc. (L)	28,113	339,979
Enerflex, Ltd. (L)	34,477	361,951
Energy Fuels, Inc. (I)	4,269	8,088
Enerplus Corp. (L)	19,800	97,262
Enghouse Systems, Ltd.	7,402	360,608
Ensign Energy Services, Inc.	59,438	320,902
Epsilon Energy, Ltd. (I)(L)	16,000	31,869
Equitable Group, Inc. (L)	3,700	155,819
Essential Energy Services, Ltd.	57,270	21,442
Evertz Technologies, Ltd.	8,428	103,437
Exchange Income Corp.	7,683	157,520
Exco Technologies, Ltd.	11,390	125,205
Exeter Resource Corp. (I)	7,379	2,404
EXFO, Inc. (I)(L)	54	184
Extendicare, Inc. (L)	40,200	296,206
Fiera Capital Corp.	14,421	130,339
Firm Capital Mortgage Investment Corp.	1,400	13,199
First Majestic Silver Corp. (I)	56,900	190,029
First National Financial Corp. (L)	5,498	93,661
FirstService Corp.	4,743	193,040
FirstService Corp.	5,680	231,292
Fortress Paper, Ltd., Class A (I)(L)	2,404	8,965
Fortuna Silver Mines, Inc. (I)	60,459	148,041
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc. (L)	4,700	34,068
Genesis Land Development Corp. (I)	1,561	3,320
Genworth MI Canada, Inc. (L)	22,039	486,345
Gibson Energy, Inc.	46,949	585,346
Glacier Media, Inc.	8,800	5,338
Gluskin Sheff + Associates, Inc.	11,878	190,784
GMP Capital, Inc.	19,948	61,094
goeasy, Ltd.	700	10,850
Golden Star Resources, Ltd. (I)	13,800	2,574
Golden Star Resources, Ltd. (I)	18,540	3,540
Gran Tierra Energy, Inc. (I)	131,142	325,044
Granite Oil Corp.	13,335	88,371
Great Canadian Gaming Corp. (I)	21,929	264,537
Great Panther Silver, Ltd. (I)	1,300	614
Great Panther Silver, Ltd. (I)	41,334	19,499
Guardian Capital Group, Ltd., Class A	200	2,718
Guyana Goldfields, Inc. (I)	15,200	33,577
Hanfeng Evergreen, Inc. (I)	3,700	0

10SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Heroux-Devtek, Inc. (I)	13,976	$133,029
High Liner Foods, Inc.	5,179	58,443
HNZ Group, Inc.	700	5,818
Home Capital Group, Inc. (L)	21,435	529,033
Horizon North Logistics, Inc. (L)	48,033	85,963
HudBay Minerals, Inc.	102,252	454,045
IAMGOLD Corp. (I)	179,467	274,149
IMAX Corp. (I)	20,944	793,359
Imperial Metals Corp. (I)(L)	16,200	83,702
Innergex Renewable Energy, Inc.	39,188	326,310
Interfor Corp. (I)	27,126	279,700
International Tower Hill Mines, Ltd. (I)	4,097	1,012
Intertape Polymer Group, Inc.	20,311	276,806
Just Energy Group, Inc. (L)	67,612	472,365
K-Bro Linen, Inc. (L)	2,733	102,326
KAB Distribution, Inc. (I)	18,405	0
Katanga Mining, Ltd. (I)	66,538	6,975
Kelt Exploration, Ltd. (I)	10,273	34,232
Killam Properties, Inc. (L)	22,399	178,964
Kingsway Financial Services, Inc. (I)	2,175	10,309
Kinross Gold Corp. (I)	58,425	114,186
Kirkland Lake Gold, Inc. (I)	38,009	134,908
Klondex Mines, Ltd. (I)	48,400	93,868
Knight Therapeutics, Inc. (I)	4,223	24,602
Lake Shore Gold Corp. (I)	173,865	124,984
Laurentian Bank of Canada	17,271	702,247
Leon's Furniture, Ltd.	8,758	103,946
Lightstream Resources, Ltd.	75,972	19,342
Liquor Stores N.A., Ltd.	11,095	71,366
Long Run Exploration, Ltd.	54,489	8,364
Lucara Diamond Corp.	122,592	201,956
Lundin Mining Corp. (I)	72,797	198,966
MacDonald Dettwiler & Associates, Ltd.	12,893	829,508
Magellan Aerospace Corp.	6,304	79,021
Mainstreet Equity Corp. (I)(L)	3,100	67,759
Major Drilling Group International, Inc.	32,798	120,587
Mandalay Resources Corp.	122,723	67,084
Manitoba Telecom Services, Inc.	10,800	244,960
Maple Leaf Foods, Inc.	43,050	722,094
Martinrea International, Inc.	36,018	276,450
Maxim Power Corp. (I)	6,300	14,153
McCoy Global, Inc.	5,254	10,032
Mediagrif Interactive Technologies, Inc.	1,400	17,088
Medical Facilities Corp.	12,338	139,322
Melcor Developments, Ltd.	4,900	57,239
Mitel Networks Corp. (I)	24,641	214,406
Morguard Corp.	100	10,763
Morneau Shepell, Inc.	16,455	186,304
MTY Food Group, Inc.	8,049	189,675
Mullen Group, Ltd. (L)	36,912	434,503
Nautilus Minerals, Inc. (I)	20,040	4,502
Nevada Copper Corp. (I)	6,158	3,228
Nevsun Resources, Ltd.	99,555	272,100
New Flyer Industries, Inc.	18,787	368,157

SEE NOTES TO FUND'S INVESTMENTS11

International Small Company Fund

	Shares	Value
Canada (continued)
New Gold, Inc (I)	97,944	$215,624
Newalta Corp.	21,912	83,024
Norbord, Inc.	7,559	157,469
North American Energy Partners, Inc.	3,335	6,942
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	1,970
Northland Power, Inc. (L)	38,411	524,054
NuVista Energy, Ltd. (I)	60,998	185,901
Osisko Gold Royalties, Ltd.	14,270	151,307
Ovivo, Inc. (I)	1,851	2,439
Pacific Exploration and Production Corp. (L)	89,158	124,178
Painted Pony Petroleum, Ltd. (I)	41,686	140,467
Pan American Silver Corp.	65,099	452,858
Parex Resources, Inc. (I)	54,555	446,097
Parkland Fuel Corp. (L)	31,002	538,580
Pason Systems, Inc.	26,854	414,639
Pengrowth Energy Corp. (L)	89,566	76,458
Penn West Petroleum, Ltd. (L)	104,558	111,961
Perpetual Energy, Inc. (I)(L)	30,632	5,390
PHX Energy Services Corp. (L)	11,019	18,483
Pilot Gold, Inc. (I)	4,070	853
Pizza Pizza Royalty Corp. (L)	12,047	128,097
Platinum Group Metals, Ltd. (I)	11,200	2,474
Points International, Ltd. (I)	3,410	36,131
Polymet Mining Corp. (I)(L)	20,250	19,106
Precision Drilling Corp.	127,155	547,487
Premium Brands Holdings Corp.	8,321	236,274
Primero Mining Corp. (I)	74,190	167,218
Pulse Seismic, Inc. (L)	28,891	49,325
QLT, Inc. (I)	8,200	23,272
Questerre Energy Corp., Class A (I)	26,400	4,744
RB Energy, Inc. (I)	50,909	0
Redknee Solutions, Inc. (I)	36,800	95,625
Reitmans Canada, Ltd., Class A	24,570	80,033
Richelieu Hardware, Ltd.	6,446	343,188
Richmont Mines, Inc. (I)	25,120	76,933
RMP Energy, Inc. (I)	49,317	56,132
Rock Energy, Inc. (I)	21,473	22,833
Rocky Mountain Dealerships, Inc. (L)	6,328	30,942
Rogers Sugar, Inc. (L)	36,909	119,672
RONA, Inc.	50,950	508,565
Rubicon Minerals Corp. (I)(L)	21,100	2,528
Russel Metals, Inc.	27,807	355,435
Sabina Gold & Silver Corp. (I)	8,968	3,828
Sandstorm Gold, Ltd. (I)(L)	54,352	143,669
Sandvine Corp. (I)	72,744	149,797
Savanna Energy Services Corp.	34,333	33,422
Sears Canada, Inc. (I)(L)	10,168	85,276
Secure Energy Services, Inc. (L)	48,545	284,265
SEMAFO, Inc. (I)	107,182	252,816
ShawCor, Ltd.	24,072	522,736
Sherritt International Corp. (L)	138,942	76,991
Sienna Senior Living, Inc. (L)	14,933	191,212
Sierra Wireless, Inc. (I)	2,900	50,257
Sierra Wireless, Inc. (I)	11,249	195,254

12SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Silver Standard Resources, Inc. (I)	34,453	$181,108
Solium Capital, Inc. (I)(L)	13,429	76,022
Sprott Resource Corp. (I)(L)	45,670	18,809
Sprott, Inc. (L)	61,751	98,953
St Andrew Goldfields, Ltd. (I)	15,500	4,875
Stantec, Inc.	750	19,410
Stantec, Inc.	23,974	620,960
Stella-Jones, Inc.	19,507	752,264
Stornoway Diamond Corp. (I)	2,566	1,595
Strad Energy Services, Ltd.	8,902	11,332
Street Capital Group, Inc. (I)	13,900	13,115
Stuart Olson Inc	7,100	35,993
Student Transportation, Inc. (L)	31,813	131,259
SunOpta, Inc. (I)	2,100	14,973
SunOpta, Inc. (I)	22,862	162,634
Superior Plus Corp. (L)	49,500	383,635
Surge Energy, Inc. (L)	105,898	199,037
TAG Oil, Ltd. (I)(L)	20,222	9,388
Tahoe Resources, Inc	68,498	602,682
Taseko Mines, Ltd. (I)	5,290	1,857
Taseko Mines, Ltd. (I)	53,246	19,138
Tembec, Inc. (I)	40,748	26,546
Teranga Gold Corp. (I)	143,598	53,764
Teranga Gold Corp. (I)	3,505	1,310
The Descartes Systems Group, Inc. (I)	12,232	244,283
The North West Company, Inc.	20,337	413,608
Timmins Gold Corp. (I)	66,972	10,531
Tmx Group Ltd.	11,500	401,116
TORC Oil & Gas, Ltd. (L)	49,463	239,268
Toromont Industries, Ltd. (L)	29,693	694,382
Torstar Corp., Class B	32,264	78,277
Total Energy Services, Inc.	13,739	147,735
TransAlta Corp. (L)	93,115	374,426
TransAlta Renewables, Inc. (L)	18,529	140,967
Transcontinental, Inc., Class A	28,987	469,496
TransForce, Inc.	34,498	657,437
TransGlobe Energy Corp.	35,327	69,572
Transition Therapeutics, Inc. (I)	3,200	6,062
Trican Well Service, Ltd. (I)	54,044	26,305
Trilogy Energy Corp. (I)(L)	10,100	36,000
Trinidad Drilling, Ltd.	88,733	137,540
Twin Butte Energy, Ltd.	120,335	19,824
Uni-Select, Inc.	7,664	357,016
Valener, Inc.	16,438	213,191
Vecima Networks, Inc.	2,921	24,498
Wajax Corp.	7,847	98,480
Wesdome Gold Mines, Ltd. (I)	11,600	10,858
Western Energy Services Corp.	33,226	87,329
Western Forest Products, Inc.	155,953	259,250
WestJet Airlines, Ltd.	600	9,543
Westport Innovations, Inc. (I)(L)	2,300	5,658
Westshore Terminals Investment Corp. (I)	21,806	305,018
Whistler Blackcomb Holdings, Inc.	13,451	211,820
Wi-Lan, Inc.	55,498	61,921

SEE NOTES TO FUND'S INVESTMENTS13

International Small Company Fund

	Shares	Value
Canada (continued)
Winpak, Ltd.	11,045	$374,080
Xtreme Drilling and Coil Services Corp. (I)	12,048	17,322
Yangarra Resources, Ltd. (I)	16,100	8,198
Yellow Pages, Ltd. (I)	13,518	165,603
Zargon Oil & Gas, Ltd. (I)	10,661	9,739
ZCL Composites, Inc.	14,430	81,905
Zenith Epigenetics Corp. (I)	5,300	1,707
China 0.1%		733,878
Aupu Group Holding Company, Ltd.	164,000	49,080
Bund Center Investment, Ltd. (I)	222,000	27,505
China Chuanglian Education Group, Ltd. (I)	948,000	25,994
China Gold International Resources Corp., Ltd. (I)(L)	100,028	140,067
Delong Holdings, Ltd. (I)	45,500	2,981
FIH Mobile, Ltd.	1,015,000	460,766
Sino Grandness Food Industry Group, Ltd. (I)	121,000	27,485
Cyprus 0.0%		24,915
Deep Sea Supply PLC (I)	41,514	8,950
Songa Offshore SE (I)(L)	116,735	15,965
Denmark 1.9%		13,603,138
ALK-Abello A/S	2,387	278,084
Alm Brand A/S	33,471	216,397
Ambu A/S, Class B (L)	10,856	316,384
Bang & Olufsen A/S (I)(L)	12,344	131,075
Bavarian Nordic A/S (I)	11,114	505,201
Brodrene Hartmann A/S	1,444	54,756
D/S Norden A/S (I)	10,422	195,383
Dfds A/S	11,140	429,292
FLSmidth & Company A/S (L)	18,972	688,674
Fluegger A/S, B Shares	225	11,920
Genmab A/S (I)	13,165	1,693,578
GN Store Nord A/S	49,664	909,761
Gronlandsbanken A/S	20	1,722
H+H International A/S, Class B (I)	5,734	67,374
H. Lundbeck A/S (I)	15,387	467,091
Harboes Bryggeri A/S, Class B	1,452	22,220
IC Group A/S	3,014	88,724
Jeudan A/S (I)	492	52,798
Jyske Bank A/S (I)	19,610	890,964
NKT Holding A/S	8,630	425,829
Nordjyske Bank A/S	1,190	19,205
Parken Sport & Entertainment A/S (I)	864	6,483
PER Aarsleff A/S, Class B	924	321,771
Ringkjoebing Landbobank A/S	1,546	328,163
Rockwool International A/S, B Shares	2,890	406,439
Royal Unibrew A/S	16,190	667,441
RTX A/S	2,982	40,112
Santa Fe Group A/S (I)	5,870	42,770
Schouw & Company A/S	5,593	325,066
SimCorp A/S	15,181	817,000
Solar A/S, B Shares	2,890	171,784
Spar Nord Bank A/S	31,135	284,111
Sydbank A/S	29,492	966,515
TDC A/S	26,825	140,659

14SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Denmark (continued)
TK Development A/S (I)	41,057	$53,187
Topdanmark A/S (I)	29,280	813,445
United International Enterprises	636	97,318
Vestjysk Bank A/S (I)	3,265	4,050
William Demant Holdings A/S (I)	5,587	536,061
Zealand Pharma A/S (I)	5,371	114,331
Faroe Islands 0.1%		324,446
Bakkafrost P/F	11,285	306,850
BankNordik P/F	953	17,596
Finland 2.5%		18,235,635
Ahlstrom OYJ	2,379	18,959
Aktia Bank OYJ	7,313	78,452
Alma Media OYJ (I)	11,325	37,096
Amer Sports OYJ	44,625	1,298,006
Apetitt OYJ	930	12,699
Aspo OYJ	8,100	63,225
Atria OYJ	2,503	23,240
BasWare OYJ	2,950	110,683
Biotie Therapies OYJ (I)	38,585	6,719
Cargotec OYJ, B Shares	13,494	495,328
Caverion Corp.	43,708	406,553
Citycon OYJ (I)	154,339	393,709
Cramo OYJ	10,526	212,755
Digia OYJ	2,622	19,367
Elisa OYJ	53,910	2,006,464
F-Secure OYJ	42,394	131,835
Finnair OYJ (I)	35,466	166,677
Fiskars OYJ ABP (L)	11,949	237,357
HKScan OYJ, A Shares	15,585	65,975
Huhtamaki OYJ	32,664	1,181,728
Ilkka-Yhtyma OYJ	2,083	4,515
Kemira OYJ	44,311	531,938
Kesko OYJ, A Shares	3,737	117,730
Kesko OYJ, B Shares	24,623	816,762
Konecranes OYJ	18,010	498,823
Lassila & Tikanoja OYJ	14,089	254,320
Lemminkainen OYJ (I)	1,173	16,106
Metsa Board OYJ	88,841	638,327
Metso OYJ	24,985	619,532
Neste OYJ	29,976	862,752
Nokian Renkaat OYJ	42,106	1,649,459
Okmetic OYJ	2,422	18,581
Olvi OYJ, A Shares	5,156	117,140
Oriola-KD OYJ, B Shares (I)	49,766	232,954
Orion OYJ, Class A	8,890	302,381
Orion OYJ, Class B	33,188	1,106,970
Outokumpu OYJ (I)(L)	82,600	255,801
Outotec OYJ (L)	74,258	318,174
PKC Group OYJ	9,817	183,777
Ponsse OYJ	1,465	29,330
Poyry OYJ (I)	12,889	53,884
Raisio OYJ	49,604	226,469
Ramirent OYJ	29,403	204,193

SEE NOTES TO FUND'S INVESTMENTS15

International Small Company Fund

	Shares	Value
Finland (continued)
Rapala VMC OYJ	617	$3,121
Revenio Group OYJ	1,456	46,289
Sanoma OYJ	24,149	114,434
Stockmann OYJ ABP, A Shares (I)	1,949	15,977
Stockmann OYJ ABP, B Shares (I)(L)	7,374	61,321
Talvivaara Mining Company PLC (I)	90,559	2,899
Technopolis OYJ	41,860	163,046
Teleste OYJ	1,377	14,207
Tieto OYJ	24,201	616,846
Tikkurila OYJ	14,464	245,993
Uponor OYJ	26,344	396,094
Vaisala OYJ, A Shares	3,370	89,725
Valmet OYJ	15,545	148,479
YIT OYJ (L)	52,763	290,459
France 4.6%		33,010,091
ABC Arbitrage	1,775	9,473
Actia Group	4,194	23,339
Air France-KLM (I)	63,435	422,597
Akka Technologies SA	4,042	121,483
Albioma SA	8,111	128,284
Altamir	3,756	42,285
Alten SA	12,202	669,095
Altran Technologies SA	63,256	827,945
APRIL SA	6,582	89,362
Archos SA (I)	432	716
Arkema SA	24,445	1,759,313
Assystem SA	4,749	110,550
Aubay	2,137	37,125
Axway Software SA	2,311	60,761
Bastide le Confort Medical	507	9,773
Beneteau SA	16,480	236,318
BioMerieux	5,209	597,587
Boiron SA	3,395	279,238
Bonduelle SCA	6,518	171,581
Burelle SA	138	106,727
Catering International Services	1,089	18,335
Cegedim SA (I)	2,125	76,112
Cegid Group SA	2,236	117,980
CGG SA (I)(L)	23,502	78,829
Chargeurs SA	11,393	106,846
Cie des Alpes	4,782	87,151
Derichebourg SA (I)	53,375	134,441
Devoteam SA	2,216	75,865
Eiffage SA	18,176	1,142,826
Electricite de Strasbourg SA	142	15,750
Elior (S)	11,975	231,460
Eramet (I)(L)	595	20,051
Esso SA Francaise (I)	1,526	81,464
Etablissements Maurel et Prom SA (I)	38,605	124,261
Euler Hermes Group	4,561	408,678
Exel Industries SA, A Shares	185	10,751
Faiveley Transport SA	2,283	229,044
Faurecia	24,148	905,489
Fimalac	2,383	200,193

16SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
France (continued)
Fleury Michon SA	344	$23,795
Futuren SA (I)	62,327	38,211
GameLoft SA (I)	20,261	123,626
Gaumont SA	489	27,021
Gaztransport Et Technigaz SA	7,412	357,814
GEA	126	10,278
GL Events SA	3,931	68,313
Groupe Crit	1,384	78,533
Groupe Fnac (I)	4,407	246,515
Groupe Gorge (L)	1,934	47,797
Groupe Open	1,805	26,047
Guerbet SA	2,149	138,384
Haulotte Group SA	6,423	87,870
Havas SA	34,404	289,884
HiPay Group SA (I)	1,631	15,849
Imerys SA	6,954	470,744
Interparfums SA	4,049	101,624
Ipsen SA	13,534	868,615
IPSOS	14,479	302,691
Jacquet Metal Service	6,226	95,382
Korian SA	16,115	553,341
Lagardere SCA	50,311	1,483,731
Laurent-Perrier	809	71,361
Le Noble Age (I)	1,787	44,274
Lectra	10,636	129,881
Linedata Services	1,196	41,773
LISI	8,187	218,826
Maisons France Confort SA	1,083	46,895
Manitou BF SA	5,179	77,679
Manutan International	908	45,198
Mersen	3,879	69,791
METabolic EXplorer SA (I)	11,208	29,221
Metropole Television SA	21,951	407,588
MGI Coutier	4,649	91,872
Montupet	2,995	225,985
Naturex (I)(L)	2,783	198,478
Neopost SA	12,538	326,759
Nexans SA (I)	16,654	636,572
Nexity SA	13,545	578,045
NextRadioTV	2,941	114,239
Nicox SA (I)(L)	37,953	63,826
NRJ Group (I)	7,604	73,935
Oeneo SA	7,542	58,036
Onxeo SA (I)	2,056	8,293
Orpea	14,305	1,125,985
Parrot SA (I)	3,625	85,966
Pierre & Vacances SA (I)	2,089	65,891
Plastic Omnium SA	25,691	750,292
Plastivaloire	180	12,911
PSB Industries SA	506	30,805
Rallye SA (L)	10,422	196,040
Recylex SA (I)	2,379	3,042
Rexel SA	47,957	656,271
Robertet SA	258	62,142

SEE NOTES TO FUND'S INVESTMENTS17

International Small Company Fund

	Shares	Value
France (continued)
Rothschild & Company	5,170	$135,459
Rubis SCA	15,869	1,261,044
Saft Groupe SA	12,851	392,529
Samse SA	285	33,196
Sartorius Stedim Biotech	1,608	579,799
Savencia SA	1,568	95,095
SEB SA	9,039	925,233
Seche Environnement SA	1,987	62,838
Sequana SA (I)	13,574	56,330
Societe Internationale de Plantations d'Heveas SA (I)	288	8,349
Societe Marseillaise du Tunnel Prado-Carenage SA	219	7,978
Societe Television Francaise 1	52,257	636,742
SOITEC (I)(L)	88,803	70,377
Solocal Group (I)(L)	16,412	130,864
Somfy SA	417	137,489
Sopra Steria Group	6,471	738,090
Stallergenes Greer PLC (I)	455	18,152
Ste Industrielle d'Aviation Latecoere SA (I)	28,323	126,804
Stef SA	1,579	111,129
Store Electronic (I)	124	1,703
Synergie SA	3,628	94,728
Technicolor SA	110,597	829,088
Teleperformance	23,750	1,973,510
Tessi SA	606	80,843
TFF Group	88	9,287
Thermador Groupe	1,127	105,718
Touax SA	271	3,529
Trigano SA	3,960	229,944
UBISOFT Entertainment (I)	42,866	1,199,018
Union Financiere de France Banque SA	1,403	37,160
Valneva SE (I)	15,085	58,132
Vetoquinol SA	1,285	52,005
Vicat SA	7,176	439,326
Viel & Compagnie SA	6,888	23,414
Vilmorin & Compagnie SA	2,556	190,007
Virbac SA	1,518	308,424
VM Materiaux SA	539	14,531
Vranken-Pommery Monopole Group SA	407	11,651
Worldline SA (I)(S)	1,848	47,561
Gabon 0.0%		35,651
Total Gabon	211	35,651
Georgia 0.1%		376,479
BGEO Group PLC	12,888	376,479
Germany 6.0%		43,625,718
Aareal Bank AG	27,954	940,673
Adler Modemaerkte AG	2,325	27,260
ADVA Optical Networking SE (I)	19,803	246,583
AIXTRON SE (I)(L)	17,077	136,102
Aixtron SE, ADR (I)(L)	3,360	26,762
Allgeier SE	2,463	43,998
Amadeus Fire AG	2,431	193,313
Atoss Software AG	232	16,174
Aurubis AG	15,401	957,122

18SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
Axel Springer SE	15,538	$865,988
Balda AG (I)	3,880	13,775
Basler AG	410	17,481
Bauer AG	4,872	95,654
BayWa AG	6,577	207,035
Bechtle AG	6,895	651,644
Bertrandt AG	2,054	240,139
Bijou Brigitte AG	1,995	123,374
Bilfinger SE (L)	13,810	652,077
Biotest AG	2,718	45,123
Borussia Dortmund GmbH & Company KGaA	37,982	162,078
CANCOM SE	6,536	281,549
Carl Zeiss Meditec AG	13,450	382,310
CENIT AG	4,392	100,128
CENTROTEC Sustainable AG	4,066	58,087
Cewe Stiftung & Company KGAA	2,665	150,777
comdirect bank AG	14,328	166,353
CompuGroup Medical AG	10,601	370,511
Constantin Medien AG (I)	13,725	25,748
CropEnergies AG (I)	7,965	47,720
CTS Eventim AG & Company KGaA	16,927	598,306
Data Modul AG	635	24,880
DEAG Deutsche Entertainment AG (I)	2,850	12,328
Delticom AG	3,267	73,975
Deutsche Beteiligungs AG	222	6,893
Deutz AG	43,882	166,222
DIC Asset AG	18,778	176,023
DMG Mori AG	25,090	1,026,146
Dr Hoenle AG	1,598	46,777
Draegerwerk AG & Company KGaA	1,563	101,364
Drillisch AG	19,160	855,759
Duerr AG	9,598	827,787
Eckert & Ziegler AG	2,133	43,833
Elmos Semiconductor AG	5,362	82,234
ElringKlinger AG	12,783	321,008
Euromicron AG (I)	2,304	20,103
Evotec AG (I)	36,504	162,103
Fielmann AG	8,038	548,643
First Sensor AG (I)	680	8,548
Francotyp-Postalia Holding AG	2,607	12,221
Fraport AG Frankfurt Airport Services Worldwide	8,336	508,764
Freenet AG	51,236	1,722,015
Fuchs Petrolub SE	6,129	248,645
Gerresheimer AG	12,475	972,166
Gerry Weber International AG	7,054	104,728
Gesco AG	1,342	102,844
GFK AG	6,045	222,291
GFT Technologies AG	7,250	229,819
Grammer AG	5,899	176,580
GRENKELEASING AG	3,059	590,629
H&R AG (I)	5,410	54,323
Hamburger Hafen und Logistik AG	11,487	167,862
Heidelberger Druckmaschinen AG (I)(L)	115,600	286,119
HOCHTIEF AG	5,277	496,992

SEE NOTES TO FUND'S INVESTMENTS19

International Small Company Fund

	Shares	Value
Germany (continued)
Homag Group AG	1,220	$46,206
Hornbach Baumarkt AG	3,089	107,678
Indus Holding AG	10,809	512,552
Init Innovation In Traffic Systems AG	1,525	30,437
Intershop Communications AG (I)	2,654	3,782
Isra Vision AG	1,585	105,253
IVU Traffic Technologies AG	5,399	24,994
Jenoptik AG	23,113	363,534
KION Group AG (I)	23,026	1,137,259
Kloeckner & Company SE (L)	44,926	383,671
Koenig & Bauer AG (I)	6,623	225,720
Kontron AG (I)	25,364	78,796
Krones AG	5,832	709,031
KSB AG	73	30,272
KUKA AG (L)	11,114	978,413
KWS Saat AG	973	298,983
Lanxess AG	37,331	1,896,815
LEG Immobilien AG (I)	17,673	1,397,733
Leifheit AG	727	37,620
Leoni AG	14,467	555,889
LPKF Laser & Electronics AG (L)	8,835	73,867
Manz AG (I)	1,315	53,705
MasterFlex AG (I)	414	2,558
Mediclin AG (I)	8,179	36,666
Medigene AG (I)	843	4,951
MLP AG	26,002	105,831
MTU Aero Engines Holding AG	17,454	1,730,341
MVV Energie AG	1,699	37,616
Nemetschek AG	8,720	385,790
Nexus AG	1,872	33,720
Nordex SE (I)	26,497	887,368
Norma Group SE	14,058	767,172
OHB SE	2,619	58,499
Osram Licht AG	24,646	1,038,136
Paion AG (I)	16,001	34,322
Paragon AG	1,041	28,495
Patrizia Immobilien AG (I)	15,562	386,487
Pfeiffer Vacuum Technology AG	4,627	508,417
PNE Wind AG	22,791	47,770
PSI AG (I)	2,339	32,099
Puma SE	979	208,584
PVA TePla AG (I)	1,400	3,447
QSC AG	42,179	68,206
R Stahl AG	823	29,872
Rational AG	1,145	479,747
Rheinmetall AG	16,889	1,069,495
Rhoen-Klinikum AG	22,207	641,442
SAF-Holland SA	18,672	259,955
Salzgitter AG	17,399	426,748
Schaltbau Holding AG	2,428	130,072
SGL Carbon SE (I)(L)	15,924	245,329
SHW AG	2,463	62,508
Singulus Technologies AG (I)	27,287	11,118
Sixt SE	6,249	329,382

20SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
SKW Stahl-Metallurgie Holding AG (I)	2,060	$9,372
SMA Solar Technology AG (I)(L)	4,351	216,488
SMT Scharf AG (I)	1,261	14,884
Softing AG	2,069	23,483
Software AG	24,645	657,762
Solarworld AG (I)	90	901
STADA Arzneimittel AG	26,709	1,017,824
STRATEC Biomedical AG	1,400	79,754
Stroeer Media AG	8,288	491,733
Suedzucker AG	36,547	689,609
Surteco SE	1,666	40,472
Suss Microtec AG (I)	10,574	91,743
TAG Immobilien AG	45,029	532,449
Takkt AG	13,524	256,951
Technotrans AG	3,217	63,397
Tom Tailor Holding AG (I)	5,865	25,537
Tomorrow Focus AG (I)	7,724	28,540
VERBIO Vereinigte BioEnergie AG (I)	9,607	54,793
Vossloh AG (I)	3,813	243,264
VTG AG	6,856	210,072
Wacker Chemie AG	5,098	457,404
Wacker Neuson SE	10,607	152,066
Washtec AG	4,717	161,783
Wincor Nixdorf AG	10,573	534,104
XING AG	1,001	182,512
Gibraltar 0.1%		521,127
888 Holdings PLC	55,416	134,601
Bwin Party Digital Entertainment PLC	248,582	386,526
Greece 0.0%		78
Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	78
TT Hellenic Postbank SA (I)	20,725	0
Guernsey, Channel Islands 0.0%		24,605
Raven Russia, Ltd. (I)	38,191	24,605
Hong Kong 3.2%		22,903,131
ABC Communications Holdings, Ltd. (I)	696,000	16,966
Aeon Stores Hong Kong Company, Ltd.	22,000	21,521
Agritrade Resources, Ltd.	210,000	41,590
Alco Holdings, Ltd.	54,000	17,234
Allied Group, Ltd.	18,000	93,104
Allied Properties HK, Ltd.	726,000	146,189
Anxian Yuan China Holdings, Ltd. (I)	600,000	12,134
APAC Resources, Ltd. (I)	147,812	1,540
Applied Development Holdings, Ltd. (I)	350,000	19,668
APT Satellite Holdings, Ltd.	153,000	129,060
Asia Financial Holdings, Ltd.	94,000	36,736
Asia Satellite Telecom Holdings Company, Ltd.	38,220	55,051
Asia Standard International Group, Ltd.	354,000	64,552
ASM Pacific Technology, Ltd.	57,000	432,792
Associated International Hotels, Ltd.	26,000	74,695
Auto Italia Holdings (I)	950,000	37,241
Bonjour Holdings, Ltd.	635,000	25,754
Bossini International Hldg	246,000	19,752

SEE NOTES TO FUND'S INVESTMENTS21

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Bright Smart Securities & Commodities Group, Ltd.	244,000	$82,964
Brightoil Petroleum Holdings, Ltd.	134,000	39,430
Brockman Mining, Ltd. (I)	855,430	16,731
Burwill Holdings, Ltd. (I)	1,604,000	57,598
Cafe de Coral Holdings, Ltd.	128,000	421,907
CCT Fortis Holdings, Ltd.	72,000	7,353
CEC International Holdings, Ltd.	70,000	13,735
Century City International Holdings, Ltd.	452,000	30,277
Champion Technology Holdings, Ltd. (I)	494,000	8,264
Chen Hsong Holdings	40,000	9,168
Cheung Wo International Holdings, Ltd. (I)	210,000	35,912
Chevalier International Holdings, Ltd.	51,524	89,640
China Daye Non-Ferrous Metals Mining, Ltd. (I)	2,004,000	39,909
China Energy Development Holdings, Ltd. (I)	3,364,000	72,316
China Environmental Energy Investment, Ltd. (I)	1,000,000	18,142
China Flavors & Fragrances Company, Ltd.	68,000	21,808
China Metal International Holdings, Inc.	150,000	42,663
China Public Procurement, Ltd. (I)	3,312,000	52,120
China Smarter Energy Group Holdings, Ltd. (I)	1,220,000	144,163
China Solar Energy Holdings, Ltd. (I)	127,000	2,948
China Star Entertainment, Ltd. (I)	246,000	24,057
China Strategic Holdings, Ltd. (I)	1,372,500	40,766
China Ting Group Holdings, Ltd. (I)	384,000	20,918
China Wah Yan Healthcare, Ltd. (I)	157,500	2,754
Chow Sang Sang Holdings International, Ltd.	136,000	233,996
Chu Kong Shipping Enterprise Group Company, Ltd.	164,000	48,955
Chuang's Consortium International, Ltd.	332,021	36,743
CITIC Telecom International Holdings, Ltd.	573,000	221,036
CK Life Sciences International Holdings, Inc.	1,270,000	119,148
Continental Holdings, Ltd. (I)	510,000	8,307
Convenience Retail Asia, Ltd.	68,000	33,203
Convoy Financial Holdings, Ltd. (I)	630,000	33,693
CP Lotus Corp. (I)	280,000	6,338
Crocodile Garments (I)	185,000	20,880
Cross-Harbour Holdings, Ltd.	22,000	29,137
CSI Properties, Ltd	2,266,333	71,568
CST Mining Group, Ltd. (I)	2,711,040	34,591
Dah Sing Banking Group, Ltd.	196,848	383,988
Dah Sing Financial Holdings, Ltd.	94,344	489,333
Dan Form Holdings Company, Ltd.	66,000	9,844
Dickson Concepts International, Ltd.	94,000	35,017
DMX Technologies Group, Ltd. (I)	34,000	2,627
Eagle Nice International Holdings, Ltd.	46,000	14,953
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Capital Group, Ltd.	1,071,000	100,647
Emperor Entertainment Hotel, Ltd.	215,000	40,499
Emperor International Holdings, Ltd.	492,250	92,039
Emperor Watch & Jewellery, Ltd.	1,900,000	48,466
ENM Holdings, Ltd. (I)	60,000	3,054
EPI Holdings, Ltd. (I)	141,000	3,443
Esprit Holdings, Ltd.	821,650	910,230
eSun Holdings, Ltd. (I)	113,000	9,313
Fairwood Holdings, Ltd.	29,500	96,598
Far East Consortium International, Ltd.	599,558	204,399

22SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
First Pacific Company, Ltd.	410,000	$254,955
First Shanghai Investments, Ltd.	424,000	73,317
Fountain SET Holdings, Ltd.	368,000	43,862
Future Bright Holdings, Ltd.	162,000	16,921
G-Resources Group, Ltd.	10,033,800	209,484
GCL New Energy Holdings, Ltd. (I)	1,566,000	99,491
Get Nice Holdings, Ltd.	2,426,000	112,247
Giordano International, Ltd.	493,708	244,025
Global Brands Group Holding, Ltd. (I)	2,394,000	464,250
Glorious Sun Enterprises, Ltd.	196,000	33,916
Gold Peak Industries Holding, Ltd.	90,000	10,753
Guangnan Holdings, Ltd.	108,000	14,501
Guoco Group, Ltd.	4,000	44,648
Guotai Junan International Holdings, Ltd. (L)	911,600	318,017
Haitong International Securities Group, Ltd.	605,519	378,178
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hanison Construction Holdings, Ltd.	95,754	17,085
Hanny Holdings, Ltd.	1,130,000	18,149
Hao Tian Development Group, Ltd. (I)	352,000	22,398
Harbour Centre Development, Ltd.	37,500	64,416
Heng Fai Enterprises, Ltd. (I)	320,000	10,317
HKR International, Ltd.	393,600	178,273
HNA International Investment Holdings, Ltd. (I)	1,556,800	89,175
Hong Kong Aircraft Engineering Company, Ltd.	13,600	107,543
Hong Kong Ferry Holdings Company, Ltd.	46,000	53,493
Hong Kong Television Network, Ltd. (I)	31,000	5,576
Hong Kong Television Network, Ltd., ADR (I)	1,717	6,610
Hongkong Chinese, Ltd.	224,000	38,939
Hop Hing Group Holdings, Ltd.	920,000	15,023
Hopewell Holdings, Ltd.	229,000	811,652
Hsin Chong Construction Group, Ltd. (L)	920,000	91,331
Hung Hing Printing Group, Ltd.	76,216	9,728
Hutchison Telecommunications Hong Kong Holdings, Ltd.	558,000	194,346
I-CABLE Communications, Ltd. (I)	332,000	22,142
Imagi International Holdings, Ltd. (I)	3,127,500	41,870
Integrated Waste Solutions Group Holdings, Ltd. (I)	432,000	9,484
International Standard Resources Holdings, Ltd. (I)	900,000	18,568
iOne Holdings, Ltd. (I)	980,000	32,907
IPE Group, Ltd.	220,000	30,016
IRC, Ltd. (I)	864,666	26,779
IT, Ltd.	234,808	68,159
ITC Corp., Ltd.	271,327	24,441
Johnson Electric Holdings, Ltd.	140,500	508,862
K Wah International Holdings, Ltd.	500,839	216,299
Kader Holdings Company, Ltd. (I)	248,000	26,747
Keck Seng Investments, Ltd.	1,000	836
Kerry Logistics Network, Ltd.	198,500	304,767
Kingmaker Footwear Holdings, Ltd.	54,000	14,445
Ko Yo Chemical Group, Ltd. (I)	536,000	35,205
Kowloon Development Company, Ltd.	166,000	191,879
Lai Sun Development Company, Ltd.	5,124,333	78,646
Landsea Green Properties Company, Ltd.	120,000	10,846
Lifestyle International Holdings, Ltd.	199,000	303,168
Lippo China Resources, Ltd.	1,494,000	52,933

SEE NOTES TO FUND'S INVESTMENTS23

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Lippo, Ltd.	31,250	$16,848
Lisi Group Holdings, Ltd.	490,000	25,131
Liu Chong Hing Investment, Ltd.	96,000	116,139
Luen Thai Holdings, Ltd.	103,000	14,818
Luk Fook Holdings International, Ltd.	130,000	296,788
Lung Kee Holdings, Ltd.	48,000	13,298
Magnificent Estates	438,000	12,195
Man Sang International, Ltd. (I)	126,000	17,534
Man Wah Holdings, Ltd.	266,800	311,479
Man Yue Technology Holdings, Ltd.	46,000	4,688
Mandarin Oriental International, Ltd.	17,600	26,385
Mason Financial Holdings, Ltd. (I)	450,000	22,945
Melco International Development, Ltd.	289,000	396,406
Midland Holdings, Ltd. (I)	322,000	134,027
Ming Fai International Holdings, Ltd.	41,000	4,361
Miramar Hotel & Investment Company, Ltd.	46,000	78,898
National Electronic Holdings, Ltd.	88,000	9,967
Natural Beauty Bio-Technology, Ltd.	230,000	25,809
Neo-Neon Holdings, Ltd. (I)	228,000	32,847
Neptune Group, Ltd. (I)	970,000	9,267
New Times Energy Corp., Ltd. (I)	36,600	870
NewOcean Energy Holdings, Ltd.	462,000	196,391
Next Digital, Ltd.	276,000	18,822
Noble Group, Ltd. (L)	1,614,100	485,224
O Luxe Holdings, Ltd. (I)	595,500	22,117
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	645,000	50,852
Orient Overseas International, Ltd.	90,000	414,700
Oriental Watch Holdings, Ltd.	190,000	26,049
Pacific Andes International Holdings, Ltd. (I)	2,171,305	40,833
Pacific Basin Shipping, Ltd.	828,000	214,126
Pacific Textiles Holdings, Ltd.	225,000	349,812
Pak Fah Yeow International, Ltd.	20,000	10,978
Paliburg Holdings, Ltd.	71,380	21,985
Paradise Entertainment, Ltd. (L)	176,000	25,876
PCCW, Ltd.	694,000	418,994
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	663,000	25,337
Perfect Shape PRC Holdings, Ltd.	92,000	15,786
Pico Far East Holdings, Ltd.	324,000	85,036
Playmates Holdings, Ltd.	74,000	83,918
Playmates Toys, Ltd.	224,000	50,933
PME Group, Ltd. (I)	1,760,000	33,804
Polytec Asset Holdings, Ltd.	600,000	71,261
Public Financial Holdings, Ltd.	148,000	69,032
PYI Corp., Ltd.	1,818,801	39,048
Regal Hotels International Holdings, Ltd.	195,200	99,039
SA SA International Holdings, Ltd. (L)	378,000	129,803
SAS Dragon Holdings, Ltd.	156,000	27,682
SEA Holdings, Ltd.	70,000	95,642
Seec Media Group, Ltd. (I)	596,000	10,377
Shangri-La Asia, Ltd.	12,000	11,172
Shenwan Hongyuan HK, Ltd.	180,000	94,485
Shougang Concord Grand Group, Ltd. (I)	863,000	44,025
Shun Ho Technology Holdings, Ltd. (I)	7,227	2,525

24SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Shun Tak Holdings, Ltd.	669,250	$257,119
Silver Base Group Holdings, Ltd. (I)	258,000	42,844
Sing Tao News Corp., Ltd.	58,000	8,161
Singamas Container Holdings, Ltd.	670,000	70,061
Sitoy Group Holdings, Ltd.	135,000	63,588
SmarTone Telecommunications Holdings, Ltd.	136,089	201,818
SOCAM Development, Ltd. (I)	134,927	79,081
Solartech International Holdings, Ltd. (I)	320,000	14,075
Solomon Systech International, Ltd. (I)	504,000	30,301
Soundwill Holdings, Ltd.	42,000	52,473
Stella International Holdings, Ltd.	185,500	457,634
Stelux Holdings International, Ltd.	200,000	15,047
Success Universe Group, Ltd. (I)	360,000	8,135
Sun Hung Kai & Company, Ltd.	424,318	285,043
Sunwah Kingsway Capital Holdings, Ltd.	360,000	6,814
Symphony Holdings, Ltd. (I)	470,000	45,629
TAI Cheung Holdings, Ltd.	82,000	65,776
Tan Chong International, Ltd.	63,000	21,942
Tao Heung Holdings, Ltd.	95,000	28,084
Television Broadcasts, Ltd.	125,800	506,001
Termbray Industries International Holdings, Ltd. (I)	94,000	7,525
Texwinca Holdings, Ltd.	294,000	300,397
The Hongkong & Shanghai Hotels, Ltd.	217,000	227,053
Titan Petrochemicals Group, Ltd. (I)	600,000	19,037
Tradelink Electronic Commerce, Ltd.	228,000	53,820
Transport International Holdings, Ltd. (L)	118,800	316,483
Trinity, Ltd.	408,000	60,343
TSC Group Holdings, Ltd. (I)	185,000	38,621
Tsui Wah Holdings, Ltd.	170,000	38,894
United Laboratories International Holdings, Ltd. (I)	224,500	124,519
Up Energy Development Group, Ltd. (I)	898,000	51,740
Upbest Group, Ltd.	4,000	1,010
Value Convergence Holdings, Ltd. (I)	172,000	26,628
Value Partners Group, Ltd.	288,000	339,820
Valuetronics Holdings, Ltd.	76,500	22,219
Van Shung Chong Holdings, Ltd.	58,000	8,065
Vanke Property Overseas, Ltd. (I)	35,000	32,616
Varitronix International, Ltd.	142,000	94,155
Victory City International Holdings, Ltd.	653,660	69,302
Vitasoy International Holdings, Ltd.	344,000	612,737
VS International Group, Ltd. (I)	232,000	13,616
VST Holdings Company, Ltd.	372,400	110,930
VTech Holdings, Ltd.	56,500	634,185
Wai Kee Holdings, Ltd.	72,000	23,277
Winfull Group Holdings, Ltd. (I)	552,000	15,412
Wing On Company International, Ltd.	17,000	55,180
Wing Tai Properties, Ltd.	68,000	38,501
Xinyi Glass Holdings, Ltd.	818,000	437,655
Yeebo International Holding	82,000	19,615
YGM Trading, Ltd.	22,000	15,761
Yuan Heng Gas Holdings, Ltd. (I)	276,000	23,240
India 0.0%		229,317
Vedanta Resources PLC	40,534	229,317

SEE NOTES TO FUND'S INVESTMENTS25

International Small Company Fund

	Shares	Value
Ireland 1.3%		$9,273,758
C&C Group PLC	65,089	252,369
DCC PLC	29,748	2,673,144
FBD Holdings PLC	9,931	71,846
Glanbia PLC	46,938	860,202
Grafton Group PLC	53,492	550,098
Greencore Group PLC	149,514	759,462
IFG Group PLC	22,431	54,024
Independent News & Media PLC (I)	70,031	13,241
Irish Continental Group PLC	34,595	195,552
Kenmare Resources PLC (I)	214,459	2,031
Kingspan Group PLC	51,132	1,339,444
Paddy Power PLC	6,169	782,478
Smurfit Kappa Group PLC	31,513	858,411
UDG Healthcare PLC	105,784	861,456
Isle of Man 0.1%		882,379
Hansard Global PLC	11,952	20,546
Playtech PLC	70,851	861,833
Israel 0.8%		5,779,357
Africa Israel Investments, Ltd. (I)	48,492	33,567
Africa Israel Properties, Ltd.	4,887	68,354
Airport City, Ltd. (I)	23,037	225,316
Allot Communications, Ltd. (I)	3,802	20,309
Alrov Properties And Lodgings, Ltd.	2,922	65,877
Amot Investments, Ltd.	29,004	95,231
AudioCodes, Ltd. (I)	4,617	19,514
Avgol Industries 1953, Ltd.	22,734	22,824
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	20,868
Bayside Land Corp.	222	67,897
Big Shopping Centers 2004, Ltd.	860	39,267
Blue Square Real Estate, Ltd.	1,175	31,910
Brainsway, Ltd. (I)	1,628	11,020
Cellcom Israel, Ltd. (I)	16,095	114,784
Cellcom Israel, Ltd. (I)	1,000	7,120
Ceragon Networks, Ltd. (I)	4,174	5,785
Clal Biotechnology Industries, Ltd. (I)	10,503	9,366
Clal Insurance Enterprise Holdings, Ltd. (I)	7,277	104,611
Cohen Development & Industrial Buildings, Ltd.	330	8,062
Compugen, Ltd. (I)	16,216	120,959
Delek Automotive Systems, Ltd.	10,997	98,685
Delta Galil Industries, Ltd.	3,158	94,653
Direct Insurance Financial Investments, Ltd.	3,707	26,236
El Al Israel Airlines	53,444	31,042
Electra Israel, Ltd.	684	83,541
Elron Electronic Industries, Ltd. (I)	3,504	18,006
Equital, Ltd. (I)	1,514	24,641
Evogene, Ltd. (I)	5,330	35,579
EZchip Semiconductor, Ltd. (I)	2,557	63,586
EZchip Semiconductor, Ltd. (I)(L)	8,557	212,727
First International Bank of Israel, Ltd.	9,732	116,509
Fms Enterprises Migun, Ltd.	27	607
Formula Systems, Ltd.	3,209	91,169
Fox Wizel, Ltd.	1,319	19,504
Frutarom Industries, Ltd.	12,348	601,357

26SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Israel (continued)
Gilat Satellite Networks, Ltd. (I)	621	$2,447
Gilat Satellite Networks, Ltd. (I)	7,103	28,228
Hadera Paper, Ltd. (I)	503	15,263
Harel Insurance Investments & Financial Services, Ltd.	45,752	180,422
Hilan, Ltd.	2,091	28,994
IDI Insurance Company, Ltd.	218	10,028
Industrial Buildings Corp.	16,301	14,705
Israel Discount Bank, Ltd., Class A (I)	235,278	433,422
Ituran Location & Control, Ltd.	5,755	115,144
Jerusalem Oil Exploration (I)	3,656	139,604
Kamada, Ltd. (I)	9,497	40,368
Klil Industries, Ltd. (I)	124	6,880
Magic Software Enterprises, Ltd.	6,056	33,336
Matrix IT, Ltd.	11,728	65,064
Maytronics, Ltd.	8,528	22,737
Mazor Robotics, Ltd. (I)	11,931	58,978
Melisron, Ltd.	5,084	173,667
Menorah Mivtachim Holdings, Ltd.	10,287	86,477
Migdal Insurance Financial Holding, Ltd.	134,964	111,825
Mivtach Shamir Holdings, Ltd.	1,455	30,899
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	67,612
Nova Measuring Instruments, Ltd. (I)	8,212	86,296
Oil Refineries, Ltd. (I)	380,180	143,306
Osem Investments, Ltd.	3,589	62,892
Partner Communications Company, Ltd. (I)	23,067	104,574
Paz Oil Company, Ltd.	1,576	246,730
Perion Network, Ltd. (I)	699	1,571
Plasson Industries, Ltd.	1,061	31,151
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,393	110,769
Sapiens International Corp. NV	6,541	72,712
Shikun & Binui, Ltd.	72,021	113,214
Shufersal, Ltd. (I)	25,929	77,019
Strauss Group, Ltd.	9,551	133,715
Summit Real Estate Holdings, Ltd. (I)	5,933	25,589
The Phoenix Holdings, Ltd. (I)	23,033	55,237
Tower Semiconductor, Ltd. (I)(L)	5,480	86,694
Tower Semiconductor, Ltd. (I)	8,932	141,331
Union Bank of Israel, Ltd. (I)	2,889	9,974
Italy 4.1%		29,861,064
A2A SpA	586,411	823,165
ACEA SpA	22,134	327,982
Aedes SpA (I)(L)	60,324	34,019
Aeffe SpA (I)(L)	10,932	16,606
Alerion Cleanpower SpA	7,237	18,776
Amplifon SpA	37,857	289,639
Anima Holding SpA (S)	36,754	337,161
Ansaldo STS SpA	37,273	384,800
Arnoldo Mondadori Editore SpA (I)	87,404	97,374
Ascopiave SpA	26,339	62,290
Astaldi SpA (L)	23,310	139,972
Autogrill SpA (I)	45,265	401,317
Azimut Holding SpA	47,473	1,211,099
Banca Carige SpA (I)	14,180	22,926
Banca Finnat Euramerica SpA	29,383	15,092

SEE NOTES TO FUND'S INVESTMENTS27

International Small Company Fund

	Shares	Value
Italy (continued)
Banca Generali SpA	21,345	$649,813
Banca IFIS SpA	8,901	236,023
Banca Monte dei Paschi di Siena SpA (I)	151,360	237,299
Banca Popolare dell'Emilia Romagna SC	210,900	1,618,247
Banca Popolare dell'Etruria e del Lazio (I)(L)	72,300	44,534
Banca Popolare di Milano Scarl	1,859,644	1,798,971
Banca Popolare di Sondrio Scarl	166,379	756,830
Banca Profilo SpA	104,135	30,735
Banco di Desio e della Brianza SpA	13,389	42,308
Banco Popolare SC (I)	63,908	920,491
BasicNet SpA	19,265	87,171
Beghelli SpA (I)	11,564	5,782
Biesse SpA	5,080	80,358
Brembo SpA	11,013	505,539
Brunello Cucinelli SpA	8,388	146,111
Buzzi Unicem SpA	28,191	505,994
Cairo Communication SpA (L)	9,146	42,558
Caltagirone Editore SpA (I)	5,211	5,519
Cembre SpA	1,340	20,179
Cementir SpA	22,641	140,508
CIR-Compagnie Industriali Riunite SpA (I)	198,303	217,731
Credito Emiliano SpA	36,002	256,090
Credito Valtellinese Scarl (I)	499,273	595,903
Danieli & C Officine Meccaniche SpA	5,205	101,690
Datalogic SpA	8,618	160,040
Davide Campari Milano SpA	115,890	1,017,378
De'Longhi SpA	19,375	532,025
DeA Capital SpA	4,303	6,588
Delclima	18,320	84,673
DiaSorin SpA	7,555	388,020
Ei Towers SpA	6,732	411,079
EL.EN. SpA	1,015	46,113
Elica SpA	3,807	7,812
Engineering SpA	2,252	137,962
ERG SpA	25,433	317,733
Esprinet SpA	12,785	115,050
Eurotech SpA (I)	10,718	19,881
Falck Renewables SpA	48,785	57,540
Finecobank Banca Fineco SpA	22,038	171,933
FNM SpA	37,416	20,536
Geox SpA (I)(L)	28,027	119,209
Gruppo Editoriale L'Espresso SpA (I)	71,235	71,396
Gruppo Mutuionline SpA	7,604	68,596
Hera SpA	266,098	674,417
IMMSI SpA (I)	78,958	40,419
Industria Macchine Automatiche SpA	5,363	271,855
Intek Group SpA (I)	26,355	9,065
Interpump Group SpA	32,223	499,831
Iren SpA	223,727	349,751
Italcementi SpA	52,674	570,836
Italmobiliare SpA	3,110	133,865
Juventus Football Club SpA (I)	144,708	41,404
La Doria SpA	5,274	74,103
Landi Renzo SpA (I)	9,280	7,390

28SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Italy (continued)
Maire Tecnimont SpA (I)	50,272	$139,860
MARR SpA	13,711	280,878
Mediaset SpA	296,395	1,302,446
Moleskine SpA	33,942	61,475
Moncler SpA	42,303	643,818
Nice SpA	3,458	9,317
Parmalat SpA	17,142	43,557
Piaggio & C SpA	67,185	163,975
Prelios SpA (I)	11,532	3,734
Prima Industrie SpA	1,462	22,003
Prysmian SpA	72,624	1,586,433
RCS MediaGroup SpA (I)(L)	86,445	52,462
Recordati SpA	34,425	855,044
Reno de Medici SpA (I)	56,822	22,391
Reply SpA	1,989	252,505
Retelit SpA (I)	39,468	24,203
Sabaf SpA	2,768	34,745
Safilo Group SpA (I)	15,800	183,564
Saipem SpA (I)(L)	43,574	376,080
Salini Impregilo SpA	87,285	378,130
Salvatore Ferragamo Italia SpA	18,020	428,208
Saras SpA (I)	91,463	182,948
SAVE SpA	6,398	94,283
Servizi Italia SpA	3,687	15,072
Snai SpA (I)	13,216	12,634
Societa Cattolica di Assicurazioni SCRL	58,846	459,062
Societa Iniziative Autostradali e Servizi SpA	28,854	310,509
Sogefi SpA (I)	21,868	48,808
SOL SpA	10,113	86,649
Tiscali SpA (I)	1,024,112	64,572
Tod's SpA (L)	4,358	346,866
Trevi Finanziaria Industriale SpA (L)	41,140	52,991
TXT e-solutions SpA	2,388	20,690
Unipol Gruppo Finanziario SpA	144,997	722,245
Vittoria Assicurazioni SpA	10,447	113,324
Yoox SpA (I)	21,829	747,138
Zignago Vetro SpA	10,467	63,343
Japan 23.4%		168,858,732
A&D Company, Ltd.	5,600	20,918
Accordia Golf Company, Ltd.	32,000	287,690
Achilles Corp.	58,000	74,822
Adastria Company, Ltd.	6,020	354,439
ADEKA Corp.	31,891	471,311
Aderans Company, Ltd.	10,100	74,213
Advan Company, Ltd.	8,000	72,660
Advanex, Inc.	1,000	15,037
Advantest Corp. (L)	48,800	443,233
Aeon Delight Company, Ltd.	3,800	117,759
Aeon Fantasy Company, Ltd. (L)	3,900	68,418
Aeon Hokkaido Corp.	5,400	24,312
AGORA Hospitality Group Company, Ltd. (I)	74,000	26,442
Agro-kanesho Company, Ltd.	3,700	30,175
Ahresty Corp.	10,800	74,688
Ai Holdings Corp.	12,100	306,974

SEE NOTES TO FUND'S INVESTMENTS29

International Small Company Fund

	Shares	Value
Japan (continued)
Aica Kogyo Company, Ltd.	17,100	$343,050
Aichi Corp.	17,100	121,829
Aichi Steel Corp.	41,000	182,151
Aichi Tokei Denki Company, Ltd.	6,000	16,426
Aida Engineering, Ltd.	20,200	216,358
Ain Holdings, Inc.	6,600	310,492
Aiphone Company, Ltd.	6,600	106,404
Airport Facilities Company, Ltd.	8,100	40,533
Aisan Industry Company, Ltd.	14,400	155,678
AIT Corp.	1,500	14,081
Aizawa Securities Company, Ltd.	12,700	77,193
Akebono Brake Industry Company, Ltd. (L)	38,100	97,158
Alconix Corp.	3,200	44,793
Alinco, Inc.	5,600	53,060
Allied Telesis Holdings KK (I)	6,100	3,123
Alpen Company, Ltd.	7,500	126,265
Alpha Corp.	1,000	11,032
Alpha Systems, Inc.	1,120	17,043
Alpine Electronics, Inc.	16,415	230,608
Alps Logistics Company, Ltd.	3,200	39,949
Altech Corp.	4,500	83,009
Amano Corp.	20,600	280,309
Amiyaki Tei Company, Ltd.	1,700	62,075
Amuse, Inc.	3,200	157,226
Anest Iwata Corp.	12,000	96,453
Anritsu Corp.	46,997	314,822
AOI Electronics Company, Ltd.	700	20,145
AOKI Holdings, Inc.	16,500	215,356
Aoyama Trading Company, Ltd.	17,700	657,286
Arakawa Chemical Industries, Ltd.	6,600	63,694
Arata Corp.	3,800	82,787
Araya Industrial Company, Ltd.	21,000	24,403
Arcland Sakamoto Company, Ltd.	7,000	159,315
Arcland Service Company, Ltd.	1,000	44,186
Arcs Company, Ltd.	12,884	272,854
Ardepro Company, Ltd.	12,900	10,507
Argo Graphics, Inc.	2,600	38,402
Ariake Japan Company, Ltd.	6,300	298,283
Arisawa Manufacturing Company, Ltd.	15,000	95,912
Arrk Corp. (I)(L)	37,400	34,890
Artnature, Inc.	6,000	56,844
As One Corp.	5,400	204,445
Asahi Broadcasting Corp.	900	6,346
Asahi Company, Ltd.	5,000	51,596
Asahi Diamond Industrial Company, Ltd.	22,300	261,602
Asahi Holdings, Inc.	9,400	148,295
Asahi Intecc Company, Ltd.	7,000	304,254
Asahi Kogyosha Company, Ltd.	2,000	7,734
Asahi Net, Inc.	3,000	12,983
Asahi Organic Chemicals Industry Company, Ltd.	31,000	57,884
Asante, Inc.	1,400	17,637
Asanuma Corp.	23,000	55,697
Asatsu-DK, Inc.	11,900	287,366
Ashikaga Holdings Company, Ltd.	37,800	146,674

30SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Ashimori Industry Company, Ltd.	22,000	$38,268
Asia Growth Capital, Ltd. (I)(L)	19,600	19,919
ASKA Pharmaceutical Company, Ltd.	9,100	113,961
ASKUL Corp.	6,100	264,165
Asunaro Aoki Construction Company, Ltd.	4,000	27,184
Ateam, Inc.	1,700	28,179
Atom Corp.	18,200	103,041
Atsugi Company, Ltd.	40,000	38,711
Autobacs Seven Company, Ltd.	19,500	352,716
Avex Group Holdings, Inc.	12,400	148,061
Axell Corp.	3,300	37,667
Axial Retailing, Inc.	5,000	183,838
Azbil Corp.	19,900	501,957
Bando Chemical Industries, Ltd.	32,000	140,758
Bank of the Ryukyus, Ltd.	15,900	217,981
Belc Company, Ltd.	3,900	144,938
Belluna Company, Ltd.	20,300	115,231
Benefit One, Inc.	4,500	84,790
Best Denki Company, Ltd.	25,700	28,145
Bic Camera, Inc.	26,900	246,551
Biofermin Pharmaceutical Company, Ltd.	1,500	44,052
BML, Inc.	5,200	166,587
Bookoff Corp.	2,900	21,671
BP Castrol KK	2,800	30,510
Broadleaf Company, Ltd.	8,400	77,779
Broccoli Company, Ltd.	14,000	51,518
Bronco Billy Company, Ltd.	2,600	51,492
Bunka Shutter Company, Ltd.	24,000	208,821
C Uyemura & Company, Ltd.	2,600	111,878
CAC Holdings Corp.	4,000	32,779
Calsonic Kansei Corp.	55,000	478,149
Can Do Company, Ltd. (L)	3,300	41,849
Canon Electronics, Inc.	7,100	123,739
Capcom Company, Ltd.	15,700	345,502
Career Design Center Company, Ltd.	200	2,129
Carlit Holdings Company, Ltd.	4,600	20,185
Cawachi, Ltd.	6,700	132,822
Central Glass Company, Ltd.	75,432	356,861
Central Security Patrols Company, Ltd.	900	12,540
Central Sports Company, Ltd.	2,000	37,648
Chimney Company, Ltd.	1,300	34,936
Chino Corp.	2,500	22,852
Chiyoda Company, Ltd.	7,800	260,957
Chiyoda Integre Company, Ltd.	6,600	159,825
Chofu Seisakusho Company, Ltd.	2,800	62,429
Chori Company, Ltd.	4,900	70,812
Chubu Shiryo Company, Ltd.	6,800	60,693
Chudenko Corp.	6,700	144,256
Chuetsu Pulp & Paper Company, Ltd.	39,000	68,385
Chugai Mining Company, Ltd. (I)	34,900	7,086
Chugai Ro Company, Ltd.	26,000	46,808
Chugoku Marine Paints, Ltd.	26,000	183,108
Chuo Gyorui Company, Ltd.	3,000	6,504
Chuo Spring Company, Ltd.	1,000	2,396

SEE NOTES TO FUND'S INVESTMENTS31

International Small Company Fund

	Shares	Value
Japan (continued)
Citizen Holdings Company, Ltd.	86,700	$640,797
CKD Corp.	25,100	269,482
Clarion Company, Ltd.	41,000	149,518
Cleanup Corp.	9,900	59,184
CMIC Holdings Company, Ltd. (L)	4,200	56,743
CMK Corp.	18,000	43,174
Coca-Cola Central Japan Company, Ltd.	5,287	77,854
Coca-Cola West Company, Ltd.	18,600	376,314
Cocokara Fine, Inc.	5,730	225,338
COLOPL, Inc. (L)	4,000	80,964
Colowide Company, Ltd.	16,200	238,560
Computer Engineering & Consulting, Ltd.	5,400	50,274
COMSYS Holdings Corp.	24,400	327,988
CONEXIO Corp.	7,200	67,586
COOKPAD, Inc. (L)	15,900	343,377
Corona Corp.	6,300	61,276
Cosel Company, Ltd.	9,800	92,563
Cosmo Energy Holdings Company, Ltd. (I)	22,500	295,294
CREATE SD HOLDINGS Company, Ltd.	4,100	267,017
Cresco, Ltd.	1,400	23,392
CROOZ, Inc. (L)	1,900	43,409
CTI Engineering Company, Ltd.	5,600	59,585
DA Consortium, Inc.	12,200	51,247
Dai Nippon Toryo Company, Ltd.	48,000	91,207
Dai-Dan Company, Ltd.	7,000	51,643
Dai-ichi Seiko Company, Ltd.	4,500	62,981
Daibiru Corp.	16,600	136,787
Daido Kogyo Company, Ltd.	18,000	35,478
Daido Metal Company, Ltd.	11,000	93,712
Daido Steel Company, Ltd.	90,000	379,964
Daidoh, Ltd.	9,700	39,614
Daifuku Company, Ltd.	28,000	454,902
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	56,242
Daihen Corp.	40,000	179,985
Daiho Corp. (L)	32,000	163,005
Daiichi Jitsugyo Company, Ltd.	17,000	71,304
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,000	37,560
Daiichikosho Company, Ltd.	8,500	278,497
Daiken Corp.	38,000	112,933
Daiken Medical Company, Ltd.	5,800	49,403
Daiki Aluminium Industry Company, Ltd.	12,000	32,263
Daikoku Denki Company, Ltd.	2,700	33,734
Daikokutenbussan Company, Ltd.	2,100	83,664
Daikyo, Inc.	115,144	188,934
Dainichi Company, Ltd.	2,100	12,770
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	118,626
Daio Paper Corp. (L)	31,000	293,577
Daiseki Company, Ltd.	12,000	197,205
Daishinku Corp. (I)(L)	14,000	28,669
Daisue Construction Company, Ltd.	2,300	18,598
Daisyo Corp.	2,100	25,901
Daito Pharmaceutical Company, Ltd.	3,850	104,591
Daiwa Industries, Ltd.	5,000	38,083
Daiwabo Holdings Company, Ltd.	91,000	191,611

32SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
DC Company, Ltd.	5,300	$15,378
DCM Holdings Company, Ltd.	34,420	236,204
Denka Company, Ltd.	136,000	600,654
Denki Kogyo Company, Ltd.	12,000	54,456
Denyo Company, Ltd.	7,400	123,937
Descente, Ltd.	20,000	243,690
Digital Garage, Inc.	1,800	29,086
Dijet Industrial Company, Ltd.	3,000	4,312
DKS Company, Ltd. (L)	20,000	63,158
DMG Mori Seiki Company, Ltd.	35,200	478,772
Doshisha Company, Ltd.	9,400	199,518
Doutor Nichires Holdings Company, Ltd.	9,693	150,971
Dr. Ci:Labo Company, Ltd.	8,400	167,255
Dream Incubator, Inc. (L)	1,500	28,119
DSB Company, Ltd.	2,200	19,924
DTS Corp.	8,800	208,263
Dunlop Sports Company, Ltd.	4,800	47,586
Duskin Company, Ltd.	15,100	277,023
Dydo Drinco, Inc.	1,500	66,849
Dynic Corp.	1,000	1,510
Eagle Industry Company, Ltd.	9,000	180,855
Earth Chemical Company, Ltd.	3,800	159,539
Ebara Corp.	12,000	59,124
Ebara Jitsugyo Company, Ltd.	3,300	39,496
Eco's Company, Ltd.	2,600	36,450
EDION Corp. (L)	32,700	260,557
eGuarantee, Inc.	1,200	26,809
Eidai Company, Ltd.	8,000	27,955
Eiken Chemical Company, Ltd.	6,700	124,422
Eizo Corp.	7,700	180,722
Elecom Company, Ltd.	5,800	77,110
Elematec Corp.	3,300	79,658
Em Systems Company, Ltd.	1,000	20,427
en-japan, Inc.	4,300	142,457
Endo Lighting Corp.	4,400	44,091
Enplas Corp.	3,100	121,319
Enshu, Ltd. (I)	34,000	28,976
EPS Holdings, Inc.	10,700	124,973
ESPEC Corp.	9,700	113,349
Excel Company, Ltd.	2,800	38,633
Exedy Corp.	10,900	261,997
F-Tech, Inc.	3,500	33,820
F@N Communications Inc.	13,400	90,293
Faith, Inc.	510	6,183
FALCO HOLDINGS Company, Ltd.	2,800	35,036
Fancl Corp.	12,800	185,003
FCC Company, Ltd.	11,600	243,334
FDK Corp. (I)	25,000	24,162
Feed One Holdings Company, Ltd.	21,840	24,523
Ferrotec Corp.	13,300	127,469
FIDEA Holdings Company, Ltd.	62,906	145,162
Fields Corp.	4,500	75,689
Financial Products Group Company, Ltd. (L)	21,900	149,667
FINDEX, Inc.	4,800	31,996

SEE NOTES TO FUND'S INVESTMENTS33

International Small Company Fund

	Shares	Value
Japan (continued)
First Juken Company, Ltd.	200	$2,070
FJ Next Company, Ltd.	5,300	22,228
Foster Electric Company, Ltd.	8,900	210,865
FP Corp.	8,000	303,923
France Bed Holdings Company, Ltd.	8,600	67,887
Freund Corp.	600	7,094
FTGroup Company, Ltd.	3,900	23,129
Fudo Tetra Corp.	69,500	84,151
Fuji Company, Ltd.	6,200	141,127
Fuji Corp., Ltd.	13,000	81,905
Fuji Kiko Company, Ltd.	7,000	28,189
Fuji Kosan Company, Ltd.	1,100	4,541
Fuji Kyuko Company, Ltd.	17,000	162,395
Fuji Oil Company, Ltd	21,700	65,480
Fuji Oil Holdings, Inc.	20,800	310,907
Fuji Pharma Company, Ltd.	4,000	71,970
Fuji Seal International, Inc.	7,800	244,624
Fuji Soft, Inc.	7,700	171,643
Fujibo Holdings, Inc.	40,000	74,391
Fujicco Company, Ltd.	8,000	143,613
Fujikura Kasei Company, Ltd.	10,700	48,939
Fujikura Rubber, Ltd.	7,300	37,054
Fujikura, Ltd.	121,000	684,284
Fujimi, Inc.	7,500	96,737
Fujimori Kogyo Company, Ltd.	4,200	113,243
Fujisash Company, Ltd. (I)	38,000	36,450
Fujishoji Company, Ltd.	2,400	22,388
Fujita Kanko, Inc. (L)	18,000	86,442
Fujitec Company, Ltd.	26,000	278,619
Fujitsu Frontech, Ltd.	5,000	61,729
Fujitsu General, Ltd.	18,000	238,748
Fujiya Company, Ltd. (I)	35,000	57,737
Fukoku Company, Ltd.	3,000	25,472
Fukuda Corp.	7,000	73,481
Fukushima Industries Corp.	5,700	118,517
Fukuyama Transporting Company, Ltd. (L)	46,000	220,754
Fullcast Holdings Company, Ltd.	9,000	56,626
Fumakilla, Ltd.	7,000	27,419
Funai Electric Company, Ltd.	3,500	27,648
Funai Soken Holdings, Inc.	9,600	152,987
Furukawa Battery Company, Ltd.	5,000	32,112
Furukawa Company, Ltd.	101,000	200,885
Furukawa Electric Company, Ltd.	273,000	591,912
Furuno Electric Company, Ltd.	8,900	65,881
Furusato Industries, Ltd.	3,100	45,073
Furuya Metal Company, Ltd.	1,400	22,524
Fuso Chemical Company, Ltd.	4,400	59,592
Fuso Pharmaceutical Industries, Ltd.	26,000	60,175
Futaba Corp.	5,657	78,640
Futaba Industrial Company, Ltd.	19,900	84,901
Future Architect, Inc.	7,500	43,986
Fuyo General Lease Company, Ltd.	5,300	255,713
G-7 Holdings, Inc.	2,200	30,689
G-Tekt Corp.	7,300	105,539

34SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Gakken Company, Ltd.	18,000	$38,747
GCA Savvian Corp.	5,100	52,926
Gecoss Corp.	5,000	43,170
Genki Sushi Company, Ltd.	2,200	42,296
Genky Stores, Inc. (L)	1,400	52,108
Geo Holdings Corp.	15,400	244,258
GLOBERIDE, Inc.	4,300	58,692
Glory, Ltd.	16,000	450,731
GMO Internet, Inc.	21,800	335,319
GMO Payment Gateway, Inc.	5,200	250,290
Godo Steel, Ltd.	55,000	106,527
Goldcrest Company, Ltd.	8,970	175,351
Goldwin, Inc.	1,800	84,226
Gourmet Kineya Company, Ltd. (L)	3,000	25,222
Grandy House Corp.	3,100	10,259
Gree, Inc. (L)	38,800	188,819
GS Yuasa Corp.	110,000	416,581
GSI Creos Corp.	11,000	11,283
Gulliver International Company, Ltd. (L)	19,100	178,788
Gun-Ei Chemical Industry Company, Ltd.	18,000	48,791
Gunze, Ltd.	69,000	208,039
Gurunavi, Inc.	8,500	174,816
H-One Company, Ltd.	6,100	34,283
Hagihara Industries, Inc.	1,500	25,940
Hakuto Company, Ltd.	6,800	72,596
Hakuyosha Company, Ltd.	2,000	4,462
Hamakyorex Company, Ltd.	7,400	142,969
Hanwa Company, Ltd.	69,000	307,081
Happinet Corp.	6,200	64,197
Hard Off Corporation Company, Ltd.	4,100	49,342
Harima Chemicals, Inc.	900	4,705
Harmonic Drive Systems, Inc. (L)	8,400	167,868
Haruyama Trading Company, Ltd.	2,700	16,751
Hayashikane Sangyo Company, Ltd. (I)	19,000	18,828
Hazama Corp.	54,400	305,353
Heiwa Corp.	15,800	296,119
Heiwa Real Estate Company, Ltd.	14,400	176,807
Heiwado Company, Ltd.	11,100	268,541
Hi-lex Corp.	7,400	220,339
Hibiya Engineering, Ltd.	8,300	114,580
Hiday Hidaka Corp.	4,608	122,257
Himaraya Company, Ltd.	600	5,501
Hioki EE Corp.	2,600	47,909
Hirakawa Hewtech Corp.	600	7,918
Hiramatsu, Inc.	9,100	55,980
Hiroshima Gas Company, Ltd.	6,200	23,710
Hisaka Works, Ltd.	4,000	32,667
Hitachi Koki Company, Ltd.	19,500	146,823
Hitachi Kokusai Electric, Inc.	18,000	265,728
Hitachi Transport System, Ltd.	9,300	153,704
Hitachi Zosen Corp.	61,580	339,316
Hochiki Corp. (L)	10,000	93,180
Hodogaya Chemical Company, Ltd.	25,000	49,532
Hogy Medical Company, Ltd.	3,900	200,955

SEE NOTES TO FUND'S INVESTMENTS35

International Small Company Fund

	Shares	Value
Japan (continued)
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	$5,229
Hokkaido Electric Power Company, Inc. (I)	23,500	211,645
Hokkaido Gas Company, Ltd.	19,000	43,066
Hokkan Holdings, Ltd.	17,000	45,450
Hokko Chemical Industry Company, Ltd.	8,000	30,571
Hokuetsu Industries Company, Ltd.	8,000	57,336
Hokuetsu Paper Mills, Ltd.	62,200	410,081
Hokuriku Electric Industry Company, Ltd.	36,000	57,916
Hokuto Corp.	8,800	166,810
Honeys Company, Ltd.	6,460	54,375
Hoosiers Holdings Company, Ltd.	10,500	46,530
Horiba, Ltd.	12,592	469,314
Hosiden Corp.	27,700	156,624
Hosokawa Micron Corp.	12,000	61,963
House Food Corp.	8,200	144,608
Howa Machinery, Ltd.	7,300	40,901
I-Net Corp.	2,000	19,592
Ibiden Copany, Ltd.	700	10,983
IBJ Leasing Company, Ltd.	6,400	141,295
Ichibanya Company, Ltd.	2,500	115,883
Ichiken Company, Ltd.	8,000	28,774
Ichikoh Industries, Ltd.	16,000	32,078
Ichinen Holdings Company, Ltd.	7,500	67,534
Ichiyoshi Securities Company, Ltd.	14,000	132,262
ICOM, Inc.	1,000	20,321
Idec Corp.	11,800	104,762
Ihara Chemical Industry Company, Ltd.	18,000	244,066
Iino Kaiun Kaisha, Ltd.	31,100	129,767
IJT Technology Holdings Company, Ltd.	8,060	25,778
Ikegami Tsushinki Company, Ltd. (L)	19,000	25,438
Ikyu Corp. (L)	7,500	148,162
Imagica Robot Holdings, Inc.	2,700	10,168
Imasen Electric Industrial	6,300	68,366
Imperial Hotel, Ltd.	2,300	46,552
Inaba Denki Sangyo Company, Ltd.	8,100	259,525
Inaba Seisakusho Company, Ltd.	1,900	20,254
Inabata & Company, Ltd.	19,000	203,303
Inageya Company, Ltd.	9,700	108,634
Ines Corp.	12,700	118,891
Infocom Corp.	4,400	47,050
Information Services International-Dentsu, Ltd.	5,900	103,023
Innotech Corp.	7,900	35,157
Intage, Inc.	5,800	83,808
Internet Initiative Japan, Inc.	10,300	194,563
Inui Global Logistics Company, Ltd.	6,090	47,267
Iriso Electronics Company, Ltd.	4,200	253,475
Ise Chemical Corp.	3,000	15,335
Iseki & Company, Ltd.	85,000	140,903
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	143,846
Ishii Iron Works Company, Ltd.	16,000	25,712
IT Holdings Corp.	27,700	670,494
Itfor, Inc.	11,000	50,565
Ito En, Ltd.	11,000	251,684
Itochu Enex Company, Ltd.	24,800	201,813

36SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Itochu-Shokuhin Company, Ltd.	1,700	$56,866
Itoham Foods, Inc.	57,000	290,873
Itoki Corpitoki Corp.	16,900	129,513
IwaiCosmo Holdings, Inc.	8,900	106,373
Iwaki & Company, Ltd.	9,000	16,300
Iwasaki Electric Company, Ltd.	34,000	75,211
Iwatani Corp.	62,000	343,542
Iwatsu Electric Company, Ltd. (I)(L)	55,000	35,703
Izutsuya Company, Ltd. (I)	25,000	13,196
J Trust Company, Ltd.	29,900	234,058
J-Oil Mills, Inc.	36,000	101,916
Jalux, Inc.	1,500	33,928
Jamco Corp.	3,600	127,605
Janome Sewing Machine Company, Ltd. (I)	9,700	64,691
Japan Aviation Electronics Industry, Ltd.	14,000	244,472
Japan Digital Laboratory Company, Ltd.	10,400	134,115
Japan Display, Inc. (I)	32,400	98,648
Japan Drilling Company, Ltd. (L)	2,300	55,486
Japan Material Company, Ltd.	1,200	24,891
Japan Medical Dynamic Marketing, Inc.	6,500	38,275
Japan Property Management Center Company, Ltd.	2,900	34,067
Japan Pulp & Paper Company, Ltd.	38,000	104,577
Japan Pure Chemical Company, Ltd.	600	11,548
Japan Radio Company, Ltd.	29,000	93,179
Japan Transcity Corp., Ltd.	12,000	46,732
Jastec Company, Ltd.	2,100	18,246
JBCC Holdings, Inc.	8,400	54,096
JCU Corp.	1,700	66,622
Jeol, Ltd.	27,000	181,463
Jimoto Holdings, Inc.	7,300	12,157
Jin Company, Ltd.	4,500	196,383
JK Holdings Company, Ltd.	3,600	14,326
JMS Company, Ltd.	7,000	18,357
Joban Kosan Company, Ltd.	20,000	25,350
Joshin Denki Company, Ltd.	13,000	122,939
JP-Holdings, Inc.	18,000	50,301
JSP Corp.	5,300	109,978
Juki Corp. (L)	12,400	118,729
Justsystems Corp.	16,400	132,820
JVC Kenwood Corp.	54,228	154,733
K&O Energy Group, Inc.	6,000	82,863
K's Holdings Corp.	12,200	445,120
kabu.com Securities Company, Ltd.	68,000	220,388
Kabuki-Za Company, Ltd.	1,000	40,523
Kadokawa Dwango Corp.	8,257	128,736
Kaga Electronics Company, Ltd.	8,000	120,129
Kakiyasu Honten Company, Ltd.	2,100	34,438
Kameda Seika Company, Ltd.	4,600	169,539
Kamei Corp.	9,500	104,072
Kanaden Corp.	4,000	32,124
Kanagawa Chuo Kotsu Company, Ltd.	14,000	79,740
Kanamoto Company, Ltd.	9,400	217,229
Kandenko Company, Ltd.	42,000	287,803
Kaneko Seeds Company, Ltd.	1,600	15,833

SEE NOTES TO FUND'S INVESTMENTS37

International Small Company Fund

	Shares	Value
Japan (continued)
Kanematsu Corp.	142,000	$237,709
Kanematsu Electronics, Ltd.	4,200	69,704
Kansai Super Market, Ltd.	4,800	32,906
Kansai Urban Banking Corp.	11,100	123,837
Kanto Denka Kogyo Company, Ltd.	16,000	118,225
Kappa Create Holdings Company, Ltd. (I)	6,300	63,715
Kasai Kogyo Company, Ltd.	10,000	151,326
Katakura Industries Company, Ltd.	8,900	96,100
Kato Sangyo Company, Ltd.	7,500	174,417
Kato Works Company, Ltd.	20,000	96,564
KAWADA TECHNOLOGIES, Inc.	1,400	48,254
Kawai Musical Instruments Manufacturing Company, Ltd.	3,400	63,809
Kawasaki Kisen Kaisha, Ltd.	317,000	650,952
Kawasumi Laboratories, Inc.	3,500	25,712
Keihanshin Building Company, Ltd.	11,900	68,318
Keihin Company, Ltd.	10,000	15,182
Keihin Corp.	15,800	258,574
Keiyo Company, Ltd.	12,500	51,541
Kenko Mayonnaise Company, Ltd.	3,200	44,971
Key Coffee, Inc.	6,400	100,915
KFC Holdings Japan, Ltd.	1,000	16,717
KI Holdings Company, Ltd. (I)	3,000	13,579
Kimoto Company, Ltd.	13,400	30,588
Kimura Chemical Plants Company, Ltd.	2,700	10,348
Kimura Unity Company, Ltd.	100	1,097
King Jim Company, Ltd.	3,700	25,154
Kintetsu Department Store Company, Ltd. (I)	9,000	24,505
Kintetsu World Express, Inc.	9,800	187,555
Kinugawa Rubber Industrial Company, Ltd.	19,000	114,608
Kissei Pharmaceutical Company, Ltd.	5,100	128,417
Kitagawa Iron Works Company, Ltd.	39,000	89,626
Kitano Construction Corp.	19,000	52,659
Kito Corp.	7,600	65,101
Kitz Corp.	37,200	171,528
KLab, Inc. (I)(L)	14,500	126,535
KNT-CT Holdings Company, Ltd. (I)	32,000	64,186
Koa Corp.	12,700	111,335
Koatsu Gas Kogyo Company, Ltd.	9,000	49,137
Kobe Bussan Company, Ltd.	3,800	141,972
Kobe Electric Railway Company, Ltd. (I)	13,000	37,489
Kobelco Eco-Solutions Company, Ltd.	6,000	27,280
Kogi Corp. (L)	6,000	9,351
Kohnan Shoji Company, Ltd.	10,400	149,465
Kohsoku Corp.	3,200	26,397
Koike Sanso Kogyo Company, Ltd.	5,000	14,692
Kojima Company, Ltd. (I)	9,900	24,101
Kokusai Company, Ltd.	2,400	30,133
Kokuyo Company, Ltd.	32,673	376,703
Komaihaltec, Inc. (L)	18,000	37,131
Komatsu Seiren Company, Ltd.	4,000	24,820
Komatsu Wall Industry Company, Ltd.	2,700	48,727
Komehyo Company, Ltd.	900	18,490
Komeri Company, Ltd.	11,000	244,737
Komori Corp.	9,724	123,597

38SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Konaka Company, Ltd.	6,300	$35,132
Kondotec, Inc.	6,100	39,346
Konishi Company, Ltd.	5,900	126,554
Konoike Transport Company, Ltd.	3,700	46,762
Kosaido Company, Ltd.	7,500	24,388
Kosei Securities Company, Ltd.	30,000	44,132
Koshidaka Holdings Company, Ltd.	2,900	54,646
Kotobuki Spirits Company, Ltd.	2,300	94,966
Kourakuen Corp.	2,100	26,822
Krosaki Harima Corp.	17,000	36,185
KRS Corp.	1,800	37,834
Kumagai Gumi Company, Ltd.	112,000	313,895
Kumiai Chemical Industry Company, Ltd.	7,981	69,136
Kura Corp.	4,400	149,289
Kurabo Industries, Ltd.	84,000	152,208
Kureha Corp.	59,000	231,622
Kurimoto, Ltd.	40,000	73,079
Kuroda Electric Company, Ltd.	14,600	278,639
Kusuri No Aoki Company, Ltd.	4,800	254,822
KYB Corp.	74,000	233,236
Kyodo Printing Company, Ltd.	30,000	85,258
Kyoei Steel, Ltd.	7,400	130,047
Kyokuto Kaihatsu Kogyo Company, Ltd.	11,700	139,512
Kyokuto Securities Company, Ltd.	8,300	111,098
Kyokuyo Company, Ltd.	33,000	71,596
Kyorin Company, Ltd.	17,500	330,315
Kyoritsu Maintenance Company, Ltd.	3,840	309,598
Kyoritsu Printing Company, Ltd.	9,100	22,983
Kyosan Electric Manufacturing Company, Ltd.	15,000	45,912
Kyoto Kimono Yuzen Company, Ltd.	900	7,183
Kyowa Electronics Instruments Company, Ltd.	8,000	30,034
Kyowa Exeo Corp.	29,200	294,529
Kyowa Leather Cloth Company, Ltd.	200	1,528
Kyudenko Corp.	14,000	254,756
Kyushu Financial Group, Inc. (I)	123,380	938,129
LAC Company, Ltd.	4,100	48,072
Land Business Company, Ltd.	7,800	22,993
Lasertec Corp.	6,600	71,468
LEC, Inc.	1,000	10,822
Leopalace21 Corp. (I)	85,600	501,310
Life Corp.	6,500	164,267
Lifenet Insurance Company (I)	5,800	21,447
Link And Motivation, Inc. (L)	8,500	8,765
Lintec Corp.	16,900	365,281
Look, Inc.	9,000	12,505
Macnica Fuji Electronics Holdings, Inc. (I)	12,300	164,485
Maeda Corp.	46,000	277,860
Maeda Kosen Company, Ltd.	6,100	54,522
Maeda Road Construction Company, Ltd.	22,000	365,446
Maezawa Kasei Industries Company, Ltd.	2,000	17,887
Maezawa Kyuso Industries Company, Ltd.	2,500	32,018
Makino Milling Machine Company, Ltd.	38,575	315,777
Mamiya-Op Company, Ltd.	20,000	32,505
Mandom Corp.	4,870	195,585

SEE NOTES TO FUND'S INVESTMENTS39

International Small Company Fund

	Shares	Value
Japan (continued)
Mani, Inc.	6,600	$126,042
Mars Engineering Corp.	3,500	60,036
Marubun Corp.	5,600	42,576
Marudai Food Company, Ltd.	39,000	146,579
Maruei Department Store Company, Ltd. (I)	7,000	6,534
Marufuji Sheet Piling Company, Ltd.	3,000	7,017
Maruha Nichiro Corp.	15,581	247,884
Maruka Machinery Company, Ltd.	3,100	47,781
Marusan Securities Company, Ltd.	22,961	230,405
Maruwa Company, Ltd.	3,300	80,929
Maruyama Manufacturing Company, Inc.	17,000	29,981
Maruzen Showa Unyu Company, Ltd.	19,000	69,184
Marvelous, Inc. (L)	11,100	90,485
Matsuda Sangyo Company, Ltd.	5,520	66,369
Matsui Construction Company, Ltd.	8,000	50,666
Matsuya Company, Ltd.	4,700	56,450
Matsuya Foods Company, Ltd.	3,000	67,613
Max Company, Ltd.	11,000	113,550
Maxvalu Tokai Company, Ltd.	2,000	31,389
MEC Company, Ltd.	9,500	70,414
Medical System Network Company, Ltd.	1,400	8,057
Megachips Corp.	9,100	85,983
Megmilk Snow Brand Company, Ltd.	14,300	336,049
Meidensha Corp.	59,086	235,207
Meiji Shipping Company, Ltd.	6,300	28,016
Meiko Electronics Company, Ltd. (I)	5,700	13,431
Meiko Network Japan Company, Ltd.	6,300	71,701
Meisei Industrial Company, Ltd.	15,000	65,461
Meitec Corp.	9,000	300,188
Meito Sangyo Company, Ltd.	1,500	16,543
Meiwa Corp.	7,500	27,090
Meiwa Estate Company, Ltd.	3,300	14,895
Melco Holdings, Inc.	4,900	85,186
Message Company, Ltd.	5,300	125,172
Micronics Japan Company, Ltd. (L)	10,600	108,846
Mikuni Corp.	6,200	22,177
Milbon Company, Ltd.	4,260	163,778
Mimasu Semiconductor Industry Company, Ltd.	6,700	63,328
Ministop Company, Ltd.	5,600	104,061
Miraial Company, Ltd.	1,500	14,371
Mirait Holdings Corp.	23,080	187,283
Miroku Jyoho Service Company, Ltd.	4,300	29,966
Misawa Homes Company, Ltd.	10,300	78,784
Mitani Corp.	5,500	131,287
Mitani Sekisan Company, Ltd.	3,800	47,575
Mito Securities Company, Ltd.	18,000	61,816
Mitsuba Corp.	11,000	191,053
Mitsubishi Kakoki Kaisha, Ltd.	19,000	46,090
Mitsubishi Nichiyu Forklift Company, Ltd.	11,600	50,538
Mitsubishi Paper Mills, Ltd. (I)	105,387	76,220
Mitsubishi Pencil Company, Ltd.	5,700	268,441
Mitsubishi Research Institute, Inc.	2,600	66,346
Mitsubishi Shokuhin Company, Ltd.	3,800	94,086
Mitsubishi Steel Manufacturing Company, Ltd.	60,000	121,852

40SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Mitsuboshi Belting Company, Ltd.	20,000	$163,804
Mitsui Engineering & Shipbuilding Company, Ltd.	307,000	504,096
Mitsui High-Tec, Inc.	10,000	58,937
Mitsui Home Company, Ltd.	12,000	56,896
Mitsui Matsushima Company, Ltd.	57,000	61,202
Mitsui Mining & Smelting Company, Ltd.	229,000	440,947
Mitsui Sugar Company, Ltd.	30,000	133,390
Mitsui-Soko Company, Ltd.	42,000	123,361
Mitsumi Electric Company, Ltd. (L)	36,700	200,547
Mitsumura Printing Company, Ltd.	4,000	8,216
Mitsuuroko Holdings Company, Ltd.	16,100	80,743
Miura Company, Ltd.	19,200	258,059
Miyaji Engineering Group, Inc.	23,000	39,630
Miyazaki Bank, Ltd.	67,000	221,348
Miyoshi Oil & Fat Company, Ltd.	26,000	30,003
Mizuno Corp.	38,000	184,828
Mochida Pharmaceutical Company, Ltd.	4,100	256,528
Modec, Inc.	7,600	112,507
Monex Group, Inc.	69,100	186,428
Moresco Corp.	2,400	34,108
Morinaga & Company, Ltd.	70,000	363,296
Morinaga Milk Industry Company, Ltd.	66,000	307,177
Morita Corp.	18,000	186,868
Morozoff, Ltd.	9,000	32,141
Mory Industries, Inc.	7,000	21,557
Mr. Max Corp. (I)	3,200	10,592
MTI, Ltd.	10,200	57,842
Murakami Corp.	3,000	51,393
Musashi Seimitsu Industry Company, Ltd.	8,300	177,757
Mutoh Holdings Company, Ltd.	11,000	26,646
NAC Company, Ltd.	3,400	27,429
Nachi-Fujikoshi Corp.	62,000	291,212
Nafco Company, Ltd.	3,900	60,369
Nagaileben Company, Ltd.	2,300	40,459
Nagano Keiki Company, Ltd.	700	4,664
Nagase & Company, Ltd.	26,800	340,634
Nagatanien Company, Ltd.	9,000	81,312
Nagawa Company, Ltd.	800	27,357
Nakabayashi Company, Ltd.	15,000	41,415
Nakamuraya Company, Ltd.	13,000	50,336
Nakanishi, Inc.	5,000	178,598
Nakano Corp.	2,100	13,089
Nakayama Steel Works, Ltd. (I)	51,000	33,521
Nakayamafuku Company, Ltd.	2,500	18,063
Namura Shipbuilding Company, Ltd.	15,472	142,389
Narasaki Sangyo Company, Ltd.	8,000	18,495
Natori Company, Ltd.	2,500	33,592
NDS Company, Ltd.	17,000	48,296
NEC Capital Solutions, Ltd.	3,100	43,075
NEC Networks & System Integration Corp.	7,700	137,998
NET One Systems Company, Ltd.	36,500	216,053
Neturen Company, Ltd.	11,400	88,232
New Japan Chemical Company, Ltd. (I)	13,900	22,797
New Japan Radio Company, Ltd. (I)	5,000	23,072

SEE NOTES TO FUND'S INVESTMENTS41

International Small Company Fund

	Shares	Value
Japan (continued)
Next Company, Ltd.	21,600	$239,500
Nexyz Corp.	2,600	17,934
Nice Holdings, Inc.	34,000	48,306
Nichi-iko Pharmaceutical Company, Ltd.	14,700	370,528
Nichia Steel Works, Ltd.	4,000	9,148
Nichias Corp.	32,000	209,592
Nichiban Company, Ltd.	7,000	36,731
Nichicon Corp.	20,273	168,649
Nichiden Corp.	2,300	56,286
Nichiha Corp.	9,400	133,156
Nichii Gakkan Company, Ltd.	15,600	106,056
Nichimo Company, Ltd.	7,000	11,305
Nichirei Corp.	85,000	556,165
Nichireki Company, Ltd.	11,000	89,134
Nifco, Inc.	13,704	583,235
NIFTY Corp.	2,600	24,879
Nihon Chouzai Company, Ltd. (L)	1,780	69,662
Nihon Dempa Kogyo Company, Ltd.	6,100	40,786
Nihon Eslead Corp.	3,200	30,193
Nihon House Holdings Company, Ltd.	16,000	60,895
Nihon Kohden Corp.	18,600	386,909
Nihon M&A Center, Inc.	10,800	482,391
Nihon Nohyaku Company, Ltd. (L)	15,000	99,191
Nihon Parkerizing Company, Ltd.	28,000	280,413
Nihon Plast Company, Ltd.	5,200	51,232
Nihon Tokushu Toryo Company, Ltd.	5,500	52,534
Nihon Trim Company, Ltd.	1,800	64,564
Nihon Unisys, Ltd. (L)	17,100	189,863
Nihon Yamamura Glass Company, Ltd.	40,000	60,466
Nikkiso Company, Ltd.	21,600	171,379
Nikko Company, Ltd.	8,000	26,631
Nikkon Holdings Company, Ltd.	20,700	392,654
Nippi Inc	4,000	23,364
Nippo Corp.	20,000	339,253
Nippon Beet Sugar Manufacturing Company, Ltd.	46,000	75,850
Nippon Carbide Industries Company, Inc.	36,000	53,157
Nippon Carbon Company, Ltd.	45,000	125,749
Nippon Ceramic Company, Ltd.	2,900	45,918
Nippon Chemi-Con Corp.	72,271	153,972
Nippon Chemical Industrial Company, Ltd.	31,000	66,427
Nippon Chemiphar Company, Ltd.	8,000	43,765
Nippon Coke & Engineering Company, Ltd.	83,500	70,423
Nippon Concrete Industries Company, Ltd.	13,000	36,972
Nippon Denko Company, Ltd.	44,800	82,556
Nippon Densetsu Kogyo Company, Ltd.	13,500	255,871
Nippon Felt Company, Ltd.	2,700	11,322
Nippon Filcon Company, Ltd.	3,100	13,219
Nippon Fine Chemical Company, Ltd.	6,000	46,031
Nippon Flour Mills Company, Ltd.	39,000	265,914
Nippon Gas Company, Ltd.	10,300	265,376
Nippon Hume Corp.	7,400	45,229
Nippon Kanzai Company, Ltd.	1,600	25,992
Nippon Kasei Chemical Company, Ltd.	5,000	5,678
Nippon Kayaku Company, Ltd.	52,000	562,090

42SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Nippon Kinzoku Company, Ltd. (I)	13,000	$14,994
Nippon Kodoshi Corp.	2,000	16,029
Nippon Koei Company, Ltd.	26,000	97,768
Nippon Koshuha Steel Company, Ltd.	24,000	19,886
Nippon Light Metal Holdings Company, Ltd.	188,100	335,944
Nippon Paper Industries Company, Ltd.	29,400	473,022
Nippon Parking Development Company, Ltd.	79,600	96,979
Nippon Pillar Packing Company, Ltd.	6,800	56,357
Nippon Piston Ring Company, Ltd.	3,400	57,161
Nippon Rietec Company, Ltd.	3,000	20,935
Nippon Seiki Company, Ltd.	14,000	281,545
Nippon Seisen Company, Ltd.	6,000	28,086
Nippon Sharyo, Ltd. (I)(L)	29,000	69,193
Nippon Sheet Glass Company, Ltd. (I)	312,000	268,948
Nippon Soda Company, Ltd.	46,000	278,448
Nippon Steel Trading Company., Ltd.	62,680	215,222
Nippon Suisan Kaisha, Ltd.	108,965	374,712
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	126,900
Nippon Systemware Company, Ltd.	1,900	15,218
Nippon Thompson Company, Ltd.	27,000	122,708
Nippon Valqua Industries, Ltd.	34,000	85,063
Nippon Yakin Kogyo Company, Ltd. (I)	56,000	73,596
Nipro Corp.	40,000	438,862
Nishi-Nippon Railroad Company, Ltd.	129,000	703,281
Nishikawa Rubber Company, Ltd.	4,000	62,522
Nishimatsu Construction Company, Ltd.	103,000	405,857
Nishimatsuya Chain Company, Ltd.	17,300	157,608
Nishio Rent All Company, Ltd.	4,500	124,450
Nissan Shatai Company, Ltd.	17,000	194,072
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	12,596
Nissei ASB Machine Company, Ltd.	2,300	41,139
Nissei Build Kogyo Company, Ltd.	23,000	68,744
Nissei Corp.	1,100	8,752
Nissei Plastic Industrial Company, Ltd.	4,600	38,676
Nissen Holdings Company, Ltd. (I)	600	969
Nissha Printing Company, Ltd.	8,600	179,995
Nisshin Fudosan Company, Ltd.	15,600	52,627
Nisshin Oillio Group, Ltd.	57,000	221,053
Nisshin Steel Holdings Comapny, Ltd.	33,796	369,586
Nisshinbo Holdings, Inc.	49,000	579,251
Nissin Corp.	31,000	99,305
Nissin Electric Company, Ltd.	19,000	137,275
Nissin Kogyo Company, Ltd.	15,000	233,363
Nissin Sugar Holdings Company, Ltd.	500	18,444
Nissui Pharmaceutical Company, Ltd.	2,700	30,204
Nitta Corp.	6,900	196,191
Nitta Gelatin, Inc.	4,800	28,586
Nittan Valve Company, Ltd.	4,000	12,419
Nittetsu Mining Company, Ltd.	22,000	104,987
Nitto Boseki Company, Ltd.	58,229	169,406
Nitto FC Company, Ltd.	1,000	7,489
Nitto Kogyo Corp.	9,300	161,342
Nitto Kohki Company, Ltd.	4,100	90,382
Nitto Seiko Company, Ltd.	8,000	21,665

SEE NOTES TO FUND'S INVESTMENTS43

International Small Company Fund

	Shares	Value
Japan (continued)
Nittoc Construction Company, Ltd.	20,400	$83,334
Nittoku Engineering Company, Ltd.	4,600	41,158
NJS Company, Ltd.	1,900	22,501
Noevir Holdings Company, Ltd.	6,500	179,512
NOF Corp.	50,000	385,193
Nohmi Bosai, Ltd.	10,000	126,716
Nojima Corp.	4,800	70,336
Nomura Company, Ltd.	12,500	189,155
Noritake Company, Ltd.	41,000	95,920
Noritsu Koki Company, Ltd.	2,000	10,206
Noritz Corp.	10,100	149,168
North Pacific Bank, Ltd.	122,800	456,605
NS Solutions Corp.	5,300	245,387
NS United Kaiun Kaisha, Ltd.	44,000	82,696
NSD Company, Ltd.	11,506	166,526
NuFlare Technology, Inc.	1,000	48,777
OAK Capital Corp.	16,400	29,436
Obara Group, Inc.	4,400	158,679
Obayashi Road Corp.	18,000	125,193
Odelic Company, Ltd.	1,000	32,956
Oenon Holdings, Inc.	28,000	51,592
Ohara, Inc. (I)	2,000	10,310
Ohashi Technica, Inc.	3,800	44,410
Ohba Company, Ltd.	600	2,373
Ohsho Food Service Corp.	3,600	122,306
Oiles Corp.	8,672	146,260
Okabe Company, Ltd.	13,800	105,875
Okamoto Industries, Inc.	22,000	197,084
Okamoto Machine Tool Works, Ltd.	7,000	9,764
Okamura Corp.	21,500	211,612
Okasan Securities Group, Inc.	57,000	345,406
Oki Electric Industry Company, Ltd.	262,000	340,425
Okinawa Cellular Telephone Company	4,700	119,882
OKK Corp.	48,000	58,497
OKUMA Corp.	46,382	421,791
Okumura Corp.	58,000	317,258
Okura Industrial Company, Ltd.	19,000	55,707
Okuwa Company, Ltd.	7,000	71,562
Olympic Corp.	1,000	5,642
ONO Sokki Company, Ltd.	2,000	15,593
Onoken Company, Ltd.	5,500	48,745
Onward Holdings Company, Ltd.	48,000	298,277
Ootoya Holdings Company, Ltd.	700	12,027
Open House Company, Ltd.	8,800	185,070
OPT, Inc.	3,900	20,719
Optex Company, Ltd.	3,700	81,054
Organo Corp.	20,000	78,269
Origin Electric Company, Ltd.	12,000	35,269
Osaka Organic Chemical Industry, Ltd.	7,700	39,144
Osaka Soda Company, Ltd.	27,000	94,943
Osaka Steel Company, Ltd.	5,100	92,606
OSAKA Titanium Technologies Company, Ltd. (L)	5,800	141,371
Osaki Electric Company, Ltd. (L)	16,000	87,623
OSG Corp.	23,200	458,033

44SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
OSJB Holdings Corp.	12,000	$25,353
Otsuka Kagu, Ltd. (L)	2,100	29,901
OUG Holdings, Inc.	5,000	10,241
Outsourcing, Inc.	2,900	75,427
Oyo Corp.	5,900	69,518
Pacific Industrial Company, Ltd.	16,300	176,350
Pacific Metals Company, Ltd. (I)(L)	70,000	183,464
Pal Company, Ltd.	3,700	92,237
Paltac Corp.	12,100	239,658
PanaHome Corp.	27,000	202,031
Panasonic Electric Works SUNX Company, Ltd.	6,100	35,695
Paramount Bed Holdings Company, Ltd.	6,000	199,750
Parco Company, Ltd.	6,900	67,096
Paris Miki Holdings, Inc.	6,300	24,007
Pasco Corp.	4,000	11,087
Pasona Group, Inc.	7,800	57,347
PC Depot Corp.	3,800	26,769
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	24,680
Penta-Ocean Construction Company, Ltd.	98,000	389,528
PIA Corp.	1,100	20,870
Pilot Corp.	10,800	485,899
Piolax, Inc.	3,700	202,968
Pioneer Corp. (I)	113,200	352,246
Plenus Company, Ltd.	5,900	96,619
Pocket Card Company, Ltd.	2,200	10,436
Poletowin Pitcrew Holdings, Inc.	2,000	18,105
Press Kogyo Company, Ltd.	42,000	193,536
Pressance Corp.	2,800	96,813
Prestige International, Inc.	7,900	73,258
Prima Meat Packers, Ltd.	49,000	131,050
Pronexus, Inc.	5,900	44,142
Proto Corp.	4,300	58,526
PS Mitsubishi Construction Company, Ltd.	8,700	29,539
Qol Company, Ltd.	1,800	26,218
Raito Kogyo Company, Ltd.	18,800	173,460
Rasa Industries, Ltd. (I)	21,000	24,887
Raysum Company, Ltd.	4,300	35,899
Relo Holdings, Inc.	3,800	411,671
Renaissance, Inc.	2,700	28,929
Rengo Company, Ltd.	84,000	373,242
Renown, Inc. (I)	24,700	26,286
Retail Partners Company, Ltd.	1,600	14,970
Rheon Automatic Machinery Company, Ltd.	7,000	47,401
Rhythm Watch Company, Ltd.	29,000	40,092
Riberesute Corp.	2,000	11,712
Ricoh Leasing Company, Ltd.	5,700	172,338
Right On Company, Ltd.	6,100	73,422
Riken Corp.	31,000	113,980
Riken Keiki Company, Ltd.	3,000	38,200
Riken Technos Corp.	14,400	50,943
Riken Vitamin Company, Ltd.	2,000	62,801
Ringer Hut Company, Ltd.	4,800	104,348
Rion Company, Ltd.	1,600	23,632
Riso Kagaku Corp.	10,200	165,666

SEE NOTES TO FUND'S INVESTMENTS45

International Small Company Fund

	Shares	Value
Japan (continued)
Riso Kyoiku Company, Ltd. (I)	4,700	$13,810
Rock Field Company, Ltd.	3,300	81,946
Rohto Pharmaceutical Company, Ltd.	34,200	658,368
Rokko Butter Company, Ltd.	2,600	39,257
Roland DG Corp.	4,100	96,738
Round One Corp.	32,900	142,940
Royal Holdings Company, Ltd.	9,700	186,299
Ryobi, Ltd.	54,000	200,379
Ryoden Trading Company, Ltd.	12,000	81,973
Ryosan Company, Ltd.	12,929	341,226
Ryoyo Electro Corp.	3,200	36,629
S Foods, Inc.	4,200	71,596
S&B Foods, Inc.	500	19,909
Sac's Bar Holdings, Inc.	6,100	100,695
Saibu Gas Company, Ltd.	105,000	236,156
Saizeriya Company, Ltd.	10,600	251,430
Sakai Chemical Industry Company, Ltd.	34,000	116,423
Sakai Heavy Industries, Ltd.	11,000	21,400
Sakai Moving Service Company, Ltd.	1,800	102,549
Sakai Ovex Company, Ltd.	19,000	35,353
Sakata INX Corp.	14,000	143,866
Sakata Seed Corp.	10,500	211,887
Sala Corp.	4,500	22,737
SAMTY Company, Ltd. (L)	4,900	49,430
San Holdings, Inc.	200	2,640
San-A Company, Ltd.	6,200	270,985
San-Ai Oil Company, Ltd.	20,000	159,996
Sanden Holdings Corp.	44,000	141,731
Sanei Architecture Planning Company, Ltd.	2,900	32,554
Sangetsu Company, Ltd.	19,800	379,818
Sanken Electric Company, Ltd.	39,437	152,762
Sanki Engineering Company, Ltd.	18,000	162,519
Sanko Marketing Foods Company, Ltd.	500	3,947
Sanko Metal Industrial Company, Ltd.	6,000	13,539
Sankyo Frontier Company, Ltd.	2,000	15,764
Sankyo Seiko Company, Ltd.	10,400	40,810
Sankyo Tateyama, Inc.	8,600	120,463
Sankyu, Inc.	92,000	459,324
Sanoh Industrial Company, Ltd.	8,300	51,094
Sansha Electric Manufacturing Company, Ltd.	4,100	28,292
Sanshin Electronics Company, Ltd.	8,900	96,622
Sanwa Holdings Corp.	63,124	528,850
Sanyo Chemical Industries, Ltd.	18,000	142,491
Sanyo Denki Company, Ltd.	17,000	108,752
Sanyo Electric Railway Company, Ltd.	19,000	71,747
Sanyo Housing Nagoya Company, Ltd.	5,200	48,680
Sanyo Shokai, Ltd.	40,000	99,949
Sanyo Special Steel Company, Ltd.	42,648	199,002
Sapporo Holdings, Ltd.	118,000	519,570
Sata Construction Company, Ltd. (L)	1,800	7,980
Sato Holdings Corp.	7,200	160,846
Sato Restaurant Systems Company, Ltd.	5,300	38,775
Sato Shoji Corp.	2,600	17,285
Satori Electric Company, Ltd.	4,700	31,196

46SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Sawada Holdings Company, Ltd.	9,500	$88,312
Sawai Pharmaceutical Company, Ltd.	1,200	68,821
Saxa Holdings, Inc.	18,000	36,694
SBS Holdings, Inc.	5,100	49,118
SCREEN Holdings Company, Ltd.	74,000	555,493
Scroll Corp.	9,200	33,213
Seed Company, Ltd.	400	4,396
Seibu Electric Industry Company, Ltd.	3,000	10,675
Seika Corp.	20,000	48,935
Seikitokyu Kogyo Company, Ltd.	9,200	47,317
Seiko Holdings Corp.	45,000	298,556
Seiren Company, Ltd.	17,800	212,622
Sekisui Jushi Corp.	10,000	134,551
Sekisui Plastics Company, Ltd.	15,000	47,286
Senko Company, Ltd. (L)	33,000	212,013
Senshu Electric Company, Ltd.	1,500	21,322
Senshu Ikeda Holdings, Inc.	89,400	368,379
Senshukai Company, Ltd.	11,200	74,545
Septeni Holdings Company, Ltd.	2,200	41,880
Seria Company, Ltd. (L)	6,000	250,360
Shibaura Electronics Company, Ltd.	1,700	24,049
Shibaura Mechatronics Corp.	10,000	20,393
Shibusawa Warehouse Company, Ltd.	16,000	41,317
Shibuya Kogyo Company, Ltd.	5,400	79,702
Shidax Corp.	9,000	38,458
Shikibo, Ltd.	39,000	39,265
Shikoku Chemicals Corp.	16,000	145,967
Shima Seiki Manufacturing, Ltd.	12,100	178,003
Shimachu Company, Ltd.	18,500	431,033
Shimojima Company, Ltd.	1,800	16,788
Shin Nippon Air Technologies Company, Ltd.	4,400	39,580
Shin-Etsu Polymer Company, Ltd.	11,300	61,496
Shin-Keisei Electric Railway Company, Ltd.	4,000	15,106
Shinagawa Refractories Company, Ltd.	30,000	65,814
Shindengen Electric Manufacturing Company, Ltd.	28,000	113,449
Shinkawa, Ltd. (I)	1,700	8,297
Shinko Electric Industries Company, Ltd.	25,000	172,097
Shinko Plantech Company, Ltd.	15,100	124,014
Shinko Shoji Company, Ltd.	6,700	69,183
Shinmaywa Industries, Ltd.	32,000	309,023
Shinnihon Corp.	8,000	45,967
Shinoken Group Company, Ltd.	4,700	67,575
Shinsho Corp.	15,000	31,828
Shinwa Company, Ltd.	2,000	28,840
Ship Healthcare Holdings, Inc.	16,300	383,415
Shiroki Corp.	17,000	50,390
Shizuki Electric Company, Inc.	5,000	23,272
Shizuoka Gas Company, Ltd.	20,900	141,432
Shobunsha Publications, Inc.	2,400	14,034
Shochiku Company, Ltd.	8,000	75,854
Shoei Company, Ltd.	1,600	34,493
Shoei Foods Corp.	2,200	25,773
Shofu, Inc.	3,500	43,003
Shoko Company, Ltd.	33,000	23,839

SEE NOTES TO FUND'S INVESTMENTS47

International Small Company Fund

	Shares	Value
Japan (continued)
Showa Aircraft Industry Company, Ltd.	2,000	$20,236
Showa Corp.	18,700	180,711
Showa Denko KK	495,000	651,499
Showa Sangyo Company, Ltd.	37,000	145,120
Siix Corp.	7,800	247,168
Sinanen Company, Ltd.	15,000	58,595
Sinfonia Technology Company, Ltd.	32,000	54,832
Sinko Industries Ltd.	6,500	75,621
Sintokogio, Ltd.	17,600	152,996
SKY Perfect JSAT Holdings, Inc.	61,700	312,282
SMK Corp.	22,000	122,605
SMS Company, Ltd.	9,600	187,182
SNT Corp.	3,200	15,697
Soda Nikka Company, Ltd.	1,900	8,023
Sodick Company, Ltd.	18,100	148,342
Softbank Technology Corp.	1,700	17,575
Softbrain Company, Ltd. (I)	6,100	8,964
Software Service, Inc.	900	38,686
Sogo Medical Company, Ltd.	3,800	136,776
Space Company, Ltd.	2,700	30,752
Sparx Group Company, Ltd. (L)	41,100	113,208
SPK Corp.	300	5,636
SRA Holdings, Inc.	3,400	74,790
Srg Takamiya Company, Ltd.	6,000	26,078
ST Corp.	3,700	34,114
St. Marc Holdings Company, Ltd.	5,600	160,414
Star Mica Company, Ltd.	200	2,309
Star Micronics Company, Ltd.	17,300	234,502
Starts Corp., Inc.	8,000	147,057
Starzen Company, Ltd.	2,700	79,942
Stella Chemifa Corp.	3,800	46,196
Step Company, Ltd.	2,000	19,413
Studio Alice Company, Ltd.	3,400	60,167
Sugimoto & Company, Ltd.	300	3,635
Sumida Corp.	6,800	44,535
Suminoe Textile Company, Ltd.	19,000	54,743
Sumitomo Bakelite Company, Ltd.	66,000	276,488
Sumitomo Densetsu Company, Ltd.	5,900	80,458
Sumitomo Forestry Company, Ltd.	26,600	358,191
Sumitomo Mitsui Construction Company, Ltd.	267,900	263,427
Sumitomo Osaka Cement Company, Ltd.	146,000	562,034
Sumitomo Precision Products Company, Ltd.	13,000	50,253
Sumitomo Real Estate Sales Company, Ltd.	5,800	137,310
Sumitomo Riko Company, Ltd	13,300	114,215
Sumitomo Seika Chemicals Company, Ltd.	19,000	117,167
Sumitomo Warehouse Company, Ltd.	48,952	260,592
Sun Frontier Fudousan Company, Ltd. (L)	6,900	50,553
Sun-Wa Technos Corp.	2,900	23,492
Suncall Corp.	5,000	24,492
SWCC Showa Holdings Company, Ltd. (I)	87,000	55,095
Systena Corp.	6,400	63,998
T Hasegawa Company, Ltd.	6,200	79,064
T RAD Company, Ltd.	27,000	42,344
T&K Toka Company, Ltd.	4,800	91,498

48SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
T-Gaia Corp.	7,300	$88,695
Tabuchi Electric Company, Ltd.	9,100	63,177
Tachi-S Company, Ltd.	10,500	177,366
Tachibana Eletech Company, Ltd.	5,400	63,172
Tachikawa Corp.	2,300	16,365
Tadano, Ltd.	33,000	427,000
Taihei Dengyo Kaisha, Ltd.	7,000	65,798
Taiheiyo Kouhatsu, Inc.	12,000	8,963
Taiho Kogyo Company, Ltd.	6,600	75,451
Taikisha, Ltd.	8,700	206,746
Taiko Pharmaceutical Company, Ltd.	3,100	48,896
Taisei Lamick Company, Ltd.	1,700	41,703
Taiyo Holdings Company, Ltd.	5,100	193,497
Taiyo Yuden Company, Ltd.	34,300	559,769
Takagi Securities Company, Ltd.	16,000	27,583
Takamatsu Construction Group Comapany, Ltd.	3,400	72,892
Takano Company, Ltd.	2,000	11,492
Takaoka Toko Company, Ltd.	1,970	24,073
Takara Holdings, Inc.	28,600	218,768
Takara Leben Company, Ltd.	30,900	170,987
Takara Standard Company, Ltd.	33,000	250,894
Takasago International Corp.	6,600	159,055
Takasago Thermal Engineering Company, Ltd.	20,600	290,816
Takashima & Company, Ltd.	16,000	31,829
Takata Corp. (I)(L)	12,000	86,332
Take and Give Needs Company, Ltd.	2,480	14,260
Takeei Corp. (L)	7,100	58,693
Takeuchi Manufacturing Company, Ltd.	15,600	333,875
Takihyo Company, Ltd.	4,000	15,721
Takiron Company, Ltd.	19,000	89,216
Takisawa Machine Tool Company, Ltd.	22,000	30,857
Takuma Company, Ltd.	29,000	243,604
Tama Home Company, Ltd. (L)	4,700	17,531
Tamron Company, Ltd.	7,200	139,332
Tamura Corp.	30,000	95,971
Tanaka Chemical Corp. (I)	2,700	25,235
Tanseisha Company, Ltd.	13,200	98,874
Tasaki & Company, Ltd. (L)	5,100	76,654
Tatsuta Electric Wire & Cable Company, Ltd.	12,900	50,180
Tayca Corp.	10,000	49,347
TBK Company, Ltd.	6,000	23,155
Techno Medica Company, Ltd.	1,500	35,564
Teikoku Electric Manufacturing Company, Ltd.	6,200	41,551
Teikoku Sen-I Company, Ltd.	6,000	84,708
Teikoku Tsushin Kogyo Company, Ltd.	6,000	9,949
Tekken Corp. (L)	25,000	63,973
Tenma Corp.	2,100	39,725
The Aichi Bank, Ltd.	3,800	209,773
The Akita Bank, Ltd.	81,000	287,475
The Aomori Bank, Ltd.	90,000	291,552
The Awa Bank, Ltd.	74,000	435,349
The Bank of Iwate, Ltd.	6,400	278,136
The Bank of Kochi, Ltd.	37,000	44,478
The Bank of Nagoya, Ltd. (L)	63,000	231,367

SEE NOTES TO FUND'S INVESTMENTS49

International Small Company Fund

	Shares	Value
Japan (continued)
The Bank of Okinawa, Ltd.	6,588	$252,336
The Bank of Saga, Ltd.	57,000	125,487
The Chiba Kogyo Bank, Ltd.	21,400	131,066
The Chukyo Bank, Ltd.	42,000	79,484
The Daisan Bank, Ltd.	64,000	96,163
The Daishi Bank, Ltd.	119,000	528,634
The Daito Bank, Ltd.	35,000	61,379
The Ehime Bank, Ltd.	71,253	148,759
The Eighteenth Bank, Ltd.	70,000	212,186
The Fukui Bank, Ltd.	101,188	206,937
The Fukushima Bank, Ltd.	88,000	69,324
The Higashi-Nippon Bank, Ltd.	41,000	132,265
The Hokkoku Bank, Ltd.	104,000	344,716
The Hokuetsu Bank, Ltd.	92,000	195,733
The Hyakugo Bank, Ltd.	87,000	426,246
The Hyakujushi Bank, Ltd.	91,000	332,670
The Japan Steel Works, Ltd.	117,000	448,526
The Japan Wool Textile Company, Ltd.	23,000	174,937
The Juroku Bank, Ltd.	119,000	476,616
The Keiyo Bank, Ltd.	96,000	459,199
The Kinki Sharyo Company, Ltd. (I)	12,000	39,633
The Kita-Nippon Bank, Ltd.	2,600	70,691
The Kiyo Bank, Ltd.	22,039	332,273
The Michinoku Bank, Ltd.	53,000	85,663
The Mie Bank, Ltd.	36,000	80,411
The Minato Bank, Ltd.	59,000	98,658
The Monogatari Corp.	1,100	45,044
The Musashino Bank, Ltd.	11,600	432,512
The NaganoBank, Ltd.	25,000	42,851
The Nanto Bank, Ltd.	88,000	283,692
The Nippon Road Company, Ltd.	24,000	119,078
The Nippon Signal Company, Ltd.	18,600	207,478
The Ogaki Kyoritsu Bank, Ltd.	117,000	481,749
The Oita Bank, Ltd.	59,000	241,429
The Okinawa Electric Power Company, Inc.	9,300	215,585
The Pack Corp.	5,700	140,809
The San-In Godo Bank, Ltd.	53,000	428,437
The Shiga Bank, Ltd.	82,000	412,359
The Shikoku Bank, Ltd.	75,000	179,150
The Shimane Bank, Ltd.	200	2,339
The Shimizu Bank, Ltd.	2,600	63,715
The Taiko Bank, Ltd.	28,000	55,519
The Tochigi Bank, Ltd.	44,000	266,164
The Toho Bank, Ltd.	83,000	299,925
The Tohoku Bank, Ltd.	34,000	44,207
The Torigoe Company, Ltd.	2,300	15,057
The Tottori Bank, Ltd.	25,000	45,054
The Towa Bank, Ltd.	109,000	102,770
The Yamagata Bank, Ltd.	56,000	218,706
The Yamanashi Chuo Bank, Ltd.	57,255	298,239
The Yasuda Warehouse Company, Ltd.	6,200	47,498
Tigers Polymer Corp.	2,000	11,440
TKC Corp.	7,100	176,660
Toa Corp.	9,100	91,781

50SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Toa Corp.	71,000	$188,596
TOA Oil Company, Ltd.	28,000	36,625
TOA Road Corp.	16,000	62,148
Toabo Corp.	3,800	21,331
Toagosei Company, Ltd.	42,000	360,133
Tobishima Corp. (I)(L)	53,900	88,912
Tobu Store Company, Ltd.	8,000	20,497
TOC Company, Ltd.	19,000	158,602
Tocalo Company, Ltd.	5,000	106,987
Toda Corp.	75,000	424,941
Toda Kogyo Corp.	19,000	50,897
Toei Animation Company, Ltd.	500	24,219
Toei Company, Ltd.	25,000	254,398
Toenec Corp.	13,000	93,340
Togami Electric Manufacturing Company, Ltd.	3,000	14,103
Toho Company, Ltd.	3,200	62,665
Toho Holdings Company, Ltd.	19,800	491,473
Toho Titanium Company, Ltd. (I)	5,200	52,412
Toho Zinc Company, Ltd.	54,000	136,365
Tohokushinsha Film Corp.	3,700	26,179
Tohto Suisan Company, Ltd.	5,000	7,846
Tokai Carbon Company, Ltd.	72,000	218,632
Tokai Corp.	3,400	106,464
Tokai Holdings Corp.	28,200	123,449
Tokai Lease Company, Ltd.	3,000	5,459
Tokai Rika Company, Ltd.	10,300	237,935
Tokai Tokyo Financial Holdings, Inc.	45,400	274,062
Token Corp.	3,050	239,775
Toko, Inc.	11,000	36,084
Tokushu Tokai Paper Company, Ltd.	36,000	111,399
Tokuyama Corp. (I)	113,000	241,379
Tokyo Dome Corp.	65,000	306,704
Tokyo Electron Device, Ltd.	1,800	23,502
Tokyo Energy & Systems, Inc.	10,000	87,988
Tokyo Individualized Educational Institute, Inc.	6,000	31,081
Tokyo Keiki, Inc. (L)	28,000	56,216
Tokyo Ohka Kogyo Company, Ltd.	7,200	215,848
Tokyo Rakutenchi Company, Ltd.	6,000	25,021
Tokyo Rope Manufacturing Company, Ltd. (I)	42,000	64,123
Tokyo Sangyo Company, Ltd.	3,500	15,523
Tokyo Seimitsu Company, Ltd.	12,100	270,948
Tokyo Steel Manufacturing Company, Ltd.	39,000	240,307
Tokyo Tekko Company, Ltd.	20,000	93,189
Tokyo Theatres Company, Inc.	31,000	34,738
Tokyo TY Financial Group, Inc.	10,558	347,099
Tokyotokeiba Company, Ltd.	39,000	90,584
Tokyu Construction Company, Ltd.	16,300	110,005
Tokyu Recreation Company, Ltd.	4,000	26,184
Toli Corp.	14,000	40,151
Tomato Bank, Ltd.	38,000	53,712
Tomoe Corp.	7,600	24,021
Tomoe Engineering Company, Ltd.	2,200	27,949
Tomoegawa Company, Ltd.	2,000	3,883
Tomoku Company, Ltd.	21,000	48,790

SEE NOTES TO FUND'S INVESTMENTS51

International Small Company Fund

	Shares	Value
Japan (continued)
TOMONY Holdings, Inc.	60,600	$229,006
Tomy Company, Ltd.	24,900	132,729
Tonami Holdings Company, Ltd.	19,000	56,337
Topcon Corp.	21,000	369,779
Toppan Forms Company, Ltd.	19,100	247,396
Topre Corp.	13,500	298,680
Topy Industries, Ltd.	82,000	195,636
Toridoll Corp.	8,600	135,673
Torii Pharmaceutical Company, Ltd.	3,500	78,432
Torishima Pump Manufacturing Company, Ltd.	8,100	66,063
Tosei Corp.	14,800	90,994
Toshiba Machine Company, Ltd.	39,000	136,053
Toshiba Plant Systems & Services Corp.	18,700	180,267
Toshiba TEC Corp.	36,000	107,914
Tosho Company, Ltd.	2,100	58,621
Tosho Printing Company, Ltd.	15,000	65,424
Totetsu Kogyo Company, Ltd.	7,600	170,140
Toukei Computer Company, Ltd.	700	13,853
Tow Company, Ltd.	6,400	37,978
Towa Corp.	7,100	48,596
Towa Pharmaceutical Company, Ltd.	3,500	217,194
Toyo Construction Company, Ltd.	28,500	123,680
Toyo Corp.	10,400	87,789
Toyo Denki Seizo - Toyo Electric Manufacturing Company, Ltd.	13,000	46,594
Toyo Engineering Corp. (I)	56,000	156,464
Toyo Ink SC Holdings Company, Ltd.	79,000	328,371
Toyo Kanetsu KK	47,000	98,164
Toyo Kohan Company, Ltd.	18,000	62,255
Toyo Machinery & Metal Company, Ltd.	3,100	11,277
Toyo Securities Company, Ltd.	22,000	70,568
Toyo Tanso Company, Ltd.	4,100	59,973
Toyo Wharf & Warehouse Company, Ltd.	27,000	42,880
Toyobo Company, Ltd.	307,064	449,001
TPR Company, Ltd.	6,300	171,625
Trancom Company, Ltd.	2,300	122,573
Transcosmos, Inc.	7,500	186,134
Trusco Nakayama Corp.	6,600	248,659
Trust Tech, Inc.	600	12,205
TS Tech Company, Ltd.	14,500	406,889
TSI Holdings Company, Ltd.	30,505	216,090
Tsubakimoto Chain Company, Ltd.	49,000	381,887
Tsudakoma Corp. (I)	18,000	17,971
Tsugami Corp.	26,000	118,136
Tsukada Global Holdings, Inc.	4,800	31,897
Tsukishima Kikai Company, Ltd.	8,700	83,490
Tsukuba Bank, Ltd.	34,700	115,332
Tsukui Corp.	9,400	102,512
Tsumura & Company	14,100	387,781
Tsurumi Manufacturing Company, Ltd.	5,000	83,126
Tsutsumi Jewelry Company, Ltd.	900	18,696
TV Tokyo Holdings Corp.	2,000	37,719
Tyo, Inc.	19,500	37,571
U-Shin, Ltd. (L)	6,300	38,368
UACJ Corp.	94,718	227,245

52SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Ube Industries, Ltd.	281,000	$597,753
Uchida Yoko Company, Ltd.	16,000	61,604
Uchiyama Holdings Company, Ltd.	3,300	13,152
UKC Holdings Corp.	4,700	101,402
Ulvac, Inc.	15,800	400,299
Umenohana Company, Ltd.	700	14,959
Uniden Corp.	20,000	27,900
Union Tool Company, Ltd.	3,700	104,624
Unipres Corp.	14,300	341,153
United Arrows, Ltd.	7,200	318,424
United Super Markets Holdings, Inc.	14,400	121,570
Unitika, Ltd. (I)	189,000	90,560
Universal Entertainment Corp.	8,800	168,152
Unizo Holdings Company, Ltd.	3,500	143,910
UNY Group Holdings Company, Ltd.	77,700	473,148
Usen Corp. (I)	43,490	126,226
Ushio, Inc.	35,000	513,769
UT Holdings Company, Ltd. (I)	10,900	56,346
Utoc Corp.	4,300	14,855
Valor Company, Ltd.	11,100	261,538
Village Vanguard Company, Ltd. (L)	2,200	29,989
Vital KSK Holdings, Inc.	12,200	99,072
Vitec Company, Ltd.	2,600	26,620
VT Holdings Company, Ltd.	29,700	179,920
Wacoal Holdings Corp.	41,000	500,571
Wacom Company, Ltd. (L)	53,600	196,048
Wakachiku Construction Company, Ltd. (L)	35,000	43,200
Wakita & Company, Ltd.	14,200	121,859
Warabeya Nichiyo Company, Ltd.	5,000	96,503
WATAMI Company, Ltd. (I)(L)	6,900	49,383
Watts Company, Ltd.	1,300	9,640
Weathernews, Inc.	4,200	150,049
Welcia Holdings Company, Ltd.	3,340	184,504
Wellnet Corp.	100	2,120
West Holdings Corp.	6,400	42,158
WIN-Partners Company, Ltd.	800	11,759
Wood One Company, Ltd.	8,000	16,110
World Holdings Company, Ltd.	1,000	12,530
Wowow, Inc.	4,400	119,223
Xebio Company, Ltd.	8,200	156,479
Y A C Company, Ltd.	900	6,924
Yachiyo Industry Company, Ltd.	1,200	10,896
Yahagi Construction Company, Ltd.	9,000	62,365
Yaizu Suisankagaku Industry Company, Ltd.	2,900	23,656
YAMABIKO Corp.	11,200	107,835
Yamaichi Electronics Company, Ltd.	8,000	55,413
Yamatane Corp.	35,000	56,838
Yamato Kogyo Company, Ltd.	14,400	370,603
Yamaya Corp.	1,000	18,398
Yamazawa Company, Ltd.	1,000	14,000
Yamazen Corp.	18,000	163,799
Yaoko Company, Ltd.	5,400	243,466
Yellow Hat, Ltd.	5,600	120,776
Yodogawa Steel Works, Ltd.	6,965	141,902

SEE NOTES TO FUND'S INVESTMENTS53

International Small Company Fund

	Shares	Value
Japan (continued)
Yokogawa Bridge Corp.	13,300	$146,274
Yokohama Reito Company, Ltd.	17,200	136,872
Yokowo Company, Ltd.	5,200	26,081
Yomeishu Seizo Company, Ltd.	1,500	23,911
Yomiuri Land Company, Ltd.	13,000	44,565
Yondenko Corp.	1,000	3,730
Yondoshi Holdings, Inc.	7,200	163,570
Yonekyu Corp.	2,000	37,409
Yonex Company, Ltd.	1,000	24,562
Yorozu Corp.	7,700	151,835
Yoshinoya Holdings Company, Ltd.	16,700	207,397
Yuasa Funashoku Company, Ltd.	11,000	31,512
Yuasa Trading Company, Ltd.	6,200	153,187
Yuken Kogyo Company, Ltd.	20,000	42,192
Yumeshin Holdings Company, Ltd.	8,200	43,703
Yurtec Corp.	15,000	151,343
Yusen Logistics Company, Ltd.	5,900	71,303
Yushiro Chemical Industry Company, Ltd.	3,800	45,447
Yutaka Giken Company, Ltd.	1,000	22,340
Zappallas, Inc.	800	3,334
Zenrin Company, Ltd.	10,100	184,606
Zensho Holdings Company, Ltd. (L)	30,400	370,960
Zeon Corp.	40,000	320,506
Zeria Pharmaceutical Company, Ltd.	7,600	105,495
Zojirushi Corp.	14,000	229,196
Zuiko Corp.	1,100	41,426
Zuken, Inc.	2,300	22,249
Jersey, Channel Islands 0.2%		1,598,654
Centamin PLC	454,925	424,207
Phoenix Group Holdings	74,492	1,027,517
Randgold Resources Ltd.	2,400	146,930
Liechtenstein 0.0%		198,534
Liechtensteinische Landesbank AG	4,783	167,156
VP Bank AG	394	31,378
Luxembourg 0.5%		3,515,008
APERAM (I)	20,321	690,633
B&M European Value Retail SA	12,530	59,738
d'Amico International Shipping SA (I)(L)	79,552	59,388
Elcoteq SE (I)	353	0
Eurofins Scientific SE	3,269	1,229,840
L'Occitane International SA	134,500	270,040
Regus PLC	215,887	1,131,328
Sword Group	2,970	74,041
Macau 0.0%		108,372
Macau Legend Development, Ltd. (I)(L)	802,000	108,372
Malaysia 0.0%		37,019
Nam Cheong, Ltd.	379,000	37,019
Malta 0.1%		974,813
Unibet Group PLC	10,507	974,813
Monaco 0.0%		44,298
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA (I)	1,252	44,298

54SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Mongolia 0.0%		$48,215
Mongolian Mining Corp. (I)	1,887,750	48,215
Netherlands 2.0%		14,689,280
Aalberts Industries NV	36,525	1,204,895
Accell Group	8,511	181,586
AMG Advanced Metallurgical Group NV	14,726	125,506
Amsterdam Commodities NV	6,266	147,124
Arcadis NV	25,007	604,089
ASM International NV	21,696	866,179
Atrium European Real Estate, Ltd. (I)	62,806	255,830
BE Semiconductor Industries NV	14,422	310,923
Beter Bed Holding NV	5,279	124,533
BinckBank NV	28,602	250,118
Boskalis Westminster NV	23,942	1,064,635
Brack Capital Properties NV (I)	579	35,847
Brunel International NV	8,264	151,491
Corbion NV	22,653	540,007
Delta Lloyd NV	76,541	550,561
DOCdata NV	926	22,877
Fugro NV (I)	14,098	261,221
Gemalto NV	10,800	680,098
Heijmans NV (I)	8,732	67,112
Hunter Douglas NV	368	14,996
KAS Bank NV	6,057	68,192
Kendrion NV	5,852	142,855
Koninklijke BAM Groep NV (I)	120,060	624,714
Koninklijke Ten Cate NV	10,623	276,183
Macintosh Retail Group NV (I)	3,311	1,241
Nederlandsche Apparatenfabriek NV	1,373	45,466
Ordina NV (I)	42,607	47,952
PostNL NV (I)	191,823	640,288
QIAGEN NV (I)	36,516	968,058
SBM Offshore NV (I)	70,915	994,876
Sligro Food Group NV	8,456	303,612
SRH NV (I)	28,136	0
Telegraaf Media Groep NV (I)	4,667	17,758
TKH Group NV	14,736	548,953
TNT Express NV	119,585	973,749
TomTom NV (I)	63,002	785,204
USG People NV	29,923	460,121
Van Lanschot NV	651	14,951
Wessanen	32,316	315,479
New Zealand 1.2%		8,574,364
a2 Milk Company, Ltd. (I)	131,178	101,689
Air New Zealand, Ltd.	192,579	344,612
Chorus, Ltd. (I)	183,304	373,585
Contact Energy, Ltd.	120,500	395,378
Ebos Group, Ltd.	34,869	332,768
Fisher & Paykel Healthcare Corp., Ltd.	218,033	1,206,192
Freightways, Ltd.	57,907	232,725
Genesis Energy, Ltd.	8,702	11,110
Hallenstein Glasson Holdings, Ltd.	24,065	52,328
Hellaby Holdings, Ltd.	16,115	32,658
Infratil, Ltd.	261,791	528,854

SEE NOTES TO FUND'S INVESTMENTS55

International Small Company Fund

	Shares	Value
New Zealand (continued)
Kathmandu Holdings, Ltd.	64,785	$69,533
Mainfreight, Ltd.	32,418	331,727
Metlifecare, Ltd.	51,187	144,919
Michael Hill International, Ltd.	43,259	26,789
Mighty River Power, Ltd.	33,056	63,142
New Zealand Oil & Gas, Ltd. (I)	40,200	11,893
Nuplex Industries, Ltd.	80,775	226,335
NZX, Ltd.	80,835	54,229
Pacific Edge, Ltd. (I)	105,378	28,819
PGG Wrightson, Ltd.	18,780	5,145
Pike River Coal, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	20,711	252,940
Restaurant Brands New Zealand, Ltd.	35,586	98,342
Ryman Healthcare, Ltd.	146,544	757,519
Sanford, Ltd.	6,681	24,830
Skellerup Holdings, Ltd.	36,142	35,690
SKY Network Television, Ltd.	158,567	474,442
SKYCITY Entertainment Group, Ltd.	239,960	663,195
Steel & Tube Holdings, Ltd.	23,995	33,963
Summerset Group Holdings, Ltd.	66,844	167,859
The New Zealand Refining Company, Ltd.	28,713	71,805
The Warehouse Group, Ltd.	41,572	70,033
Tourism Holdings, Ltd.	23,000	32,992
Tower, Ltd.	64,122	82,354
Trade Me Group, Ltd.	153,423	378,570
TrustPower, Ltd.	8,544	42,189
Vector, Ltd.	86,800	177,124
Xero, Ltd. (I)	22,650	285,450
Z Energy Ltd.	78,458	350,637
Norway 0.7%		4,792,180
ABG Sundal Collier Holding ASA	123,041	94,317
AF Gruppen ASA	3,843	55,489
Akastor ASA	14,661	20,011
Aker ASA	1,712	33,758
American Shipping ASA (I)	14,000	51,240
Archer, Ltd. (I)	9,372	9,191
Atea ASA (I)	24,776	222,318
Austevoll Seafood ASA	25,846	159,662
Biotec Pharmacon ASA (I)(L)	11,916	15,614
Bonheur ASA	2,557	15,517
BW Offshore, Ltd.	121,482	41,323
Det Norske Oljeselskap ASA (I)(L)	32,503	213,777
DNO ASA (I)(L)	87,815	86,736
DOF ASA (I)	10,345	6,942
Ekornes ASA	7,513	80,754
Farstad Shipping ASA	4,400	10,612
Fred Olsen Energy ASA (I)	6,612	29,201
Ganger Rolf ASA	2,018	11,604
Grieg Seafood ASA	14,124	53,586
Hexagon Composites ASA	24,673	49,529
Hoegh LNG Holdings, Ltd.	13,024	159,240
Kongsberg Automotive ASA (I)	151,819	101,968
Kvaerner ASA	59,104	56,605
Leroy Seafood Group ASA	6,448	237,366

56SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Norway (continued)
Nordic Semiconductor ASA (I)(L)	34,594	$163,037
Norske Skogindustrier ASA (I)	49,961	12,356
Norwegian Air Shuttle ASA (I)(L)	7,291	244,575
Odfjell SE, A Shares (I)	7,780	24,709
Olav Thon Eiendomsselskap ASA	3,160	49,359
Opera Software ASA (L)	38,500	239,511
Petroleum Geo-Services ASA	67,421	315,767
PhotoCure ASA (I)	1,408	5,426
ProSafe SE	67,199	185,066
Q-Free ASA (I)	14,930	15,851
REC Silicon ASA (I)(L)	596,226	137,612
Salmar ASA	10,408	174,729
Sevan Marine ASA (I)	7,650	13,957
Solstad Offshore ASA	3,000	7,239
SpareBank 1 SMN	16,711	98,947
SpareBank 1 SR-Bank ASA	40,014	178,118
Storebrand ASA (I)	46,807	172,443
Tomra Systems ASA	42,713	462,727
Vard Holdings, Ltd. (I)(L)	185,000	39,247
Veidekke ASA	23,829	294,587
Wilh Wilhelmsen Holding ASA	20,420	78,523
Wilh Wilhelmsen Holding ASA, Class A	4,200	62,034
Peru 0.0%		52,392
Hochschild Mining PLC (I)	68,013	52,392
Philippines 0.0%		28,037
Del Monte Pacific, Ltd. (I)	136,300	28,037
Portugal 0.5%		3,396,942
Altri SGPS SA	44,909	246,912
Banco BPI SA (I)	184,497	217,405
Banco Comercial Portugues SA (I)(L)	13,991,810	746,978
CTT-Correios de Portugal SA	4,097	37,886
EDP Renovaveis SA	5,874	40,637
Mota-Engil SGPS SA	22,829	49,776
NOS SGPS	73,271	565,336
Novabase SGPS SA	2,054	4,849
Portucel SA	167,953	671,129
REN - Redes Energeticas Nacionais SGPS SA	126,646	358,310
Sonae Industria SGPS SA (I)	523,500	4,482
Sonae SGPS SA	371,043	437,711
Teixeira Duarte SA	37,298	15,531
Singapore 1.2%		8,837,290
Amara Holdings, Ltd.	80,000	24,970
Amtek Engineering, Ltd.	52,000	27,273
ASL Marine Holdings, Ltd.	3,000	806
AusGroup, Ltd. (I)	176,000	19,795
Baker Technology, Ltd.	101,000	13,893
Banyan Tree Holdings, Ltd.	78,000	24,646
Biosensors International Group, Ltd. (I)	351,300	201,690
Bonvests Holdings, Ltd.	36,400	32,003
Boustead Projects Pte, Ltd. (I)	28,557	16,196
Boustead Singapore, Ltd.	95,189	61,684
Breadtalk Group, Ltd.	38,000	31,077

SEE NOTES TO FUND'S INVESTMENTS57

International Small Company Fund

	Shares	Value
Singapore (continued)
Broadway Industrial Group, Ltd. (I)	20,400	$2,561
Bukit Sembawang Estates, Ltd.	54,000	175,936
Cape PLC	41,628	158,313
Centurion Corp., Ltd.	85,000	24,049
China Aviation Oil Singapore Corp., Ltd.	72,000	34,183
China Environment, Ltd. (I)	138,600	7,060
China Merchants Holdings Pacific, Ltd.	90,510	58,692
Chip Eng Seng Corp., Ltd.	216,000	102,459
Chuan Hup Holdings, Ltd.	78,000	16,024
COSCO Corp. Singapore, Ltd. (L)	410,300	109,080
Creative Technology, Ltd.	7,050	5,185
CSE Global, Ltd.	168,000	57,134
CW Group Holdings, Ltd.	92,000	44,502
CWT, Ltd.	93,000	123,937
Dyna-Mac Holdings, Ltd. (L)	135,000	16,454
Elec & Eltek International Company, Ltd.	5,000	4,049
Eu Yan Sang International, Ltd.	93,000	29,031
Ezion Holdings, Ltd. (L)	486,900	199,966
Ezra Holdings, Ltd. (I)(L)	1,191,296	88,701
Falcon Energy Group, Ltd.	32,000	4,766
Far East Orchard, Ltd.	64,594	69,367
First Resources, Ltd.	162,700	229,168
FJ Benjamin Holdings, Ltd. (I)	5,000	290
Food Empire Holdings, Ltd. (I)	43,800	6,667
Fragrance Group, Ltd.	200,000	25,954
Frasers Centrepoint, Ltd.	74,100	87,207
Gallant Venture, Ltd. (I)	264,000	42,073
GL, Ltd.	197,000	117,844
Global Premium Hotels, Ltd.	16,000	3,397
GMG Global, Ltd. (I)	123,400	31,431
Golden Agri-Resources, Ltd.	630,900	160,703
GSH Corp., Ltd.	43,620	7,443
GuocoLand, Ltd.	52,000	68,197
Hi-P International, Ltd.	51,000	14,823
Hiap Hoe, Ltd.	38,000	18,581
Ho Bee Investment, Ltd.	88,000	124,863
Hong Fok Corp., Ltd.	137,760	67,973
Hong Leong Asia, Ltd.	46,000	23,615
Hotel Grand Central, Ltd.	11,521	9,695
Hour Glass, Ltd.	31,600	16,952
HTL International Holdings, Ltd. (I)	24,000	7,623
Hwa Hong Corp., Ltd.	55,000	12,087
Hyflux, Ltd.	187,000	80,759
Indofood Agri Resources, Ltd.	207,000	76,165
Innovalues, Ltd.	62,500	32,785
K1 Ventures, Ltd.	273,000	35,185
Keppel Infrastructure Trust	626,606	226,376
Keppel Telecommunications & Transportation, Ltd.	30,000	29,799
Lian Beng Group, Ltd.	132,000	46,748
Low Keng Huat Singapore, Ltd.	64,000	28,103
Lum Chang Holdings, Ltd.	41,200	10,522
M1, Ltd.	102,300	203,673
Metro Holdings, Ltd.	53,600	32,884
Mewah International, Inc.	57,000	12,690

58SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Singapore (continued)
Midas Holdings, Ltd.	382,000	$82,652
Neptune Orient Lines, Ltd. (I)(L)	324,400	272,286
Nera Telecommunications, Ltd.	25,500	10,740
NSL, Ltd.	29,000	29,332
OKH Global, Ltd. (I)	61,000	27,677
Olam International, Ltd.	80,200	102,009
OM Holdings, Ltd. (I)	23,407	1,228
OSIM International, Ltd. (L)	79,000	57,341
Otto Marine, Ltd. (I)	11,175	2,406
OUE, Ltd.	121,000	151,003
Oxley Holdings, Ltd.	63,100	18,505
Pacific Radiance, Ltd.	27,500	5,937
Pan-United Corp., Ltd.	78,000	33,112
Penguin International, Ltd.	124,000	12,730
Petra Foods, Ltd.	46,000	77,090
Q&M Dental Group Singapore, Ltd.	48,100	24,498
QAF, Ltd.	71,334	53,483
Raffles Education Corp., Ltd.	295,233	56,686
Raffles Medical Group, Ltd.	90,387	268,212
Religare Health Trust	60,000	42,477
Rickmers Maritime	221,728	20,326
Riverstone Holdings, Ltd.	34,500	55,720
Rotary Engineering, Ltd.	100,000	24,798
SATS, Ltd.	184,700	516,848
SBS Transit, Ltd.	20,500	27,617
Sembcorp Marine, Ltd.	5,100	7,438
Sheng Siong Group, Ltd.	180,900	105,719
SHS Holdings, Ltd.	84,000	17,268
SIIC Environment Holdings, Ltd. (I)(L)	292,180	157,272
Sim Lian Group, Ltd.	69,447	36,964
Sinarmas Land, Ltd. (L)	417,000	134,400
Sing Holdings, Ltd.	79,000	16,457
Sing Investments & Finance, Ltd.	28,600	24,924
Singapore Post, Ltd.	425,300	535,965
Singapore Reinsurance Corp., Ltd.	47,000	10,826
Singapore Shipping Corp., Ltd.	83,800	17,816
SMRT Corp., Ltd. (L)	270,000	273,529
Stamford Land Corp., Ltd.	196,000	72,376
Sunningdale Tech, Ltd.	16,760	10,805
SunVic Chemical Holdings, Ltd. (I)	87,000	13,540
Super Group, Ltd.	186,000	108,055
Swiber Holdings, Ltd. (I)	128,250	20,900
Swissco Holdings, Ltd.	52,000	8,435
Tat Hong Holdings, Ltd.	139,000	51,115
Tiong Woon Corp. Holding, Ltd.	51,000	5,477
Tuan Sing Holdings, Ltd.	316,854	73,010
UMS Holdings, Ltd.	146,900	53,039
United Engineers, Ltd.	178,000	251,332
United Industrial Corp., Ltd.	4,500	9,532
UOB-Kay Hian Holdings, Ltd.	138,334	138,762
UPP Holdings, Ltd.	136,000	17,508
Venture Corp., Ltd.	97,500	581,775
Vibrant Group, Ltd.	110,882	28,280
Vicom, Ltd.	4,000	16,893

SEE NOTES TO FUND'S INVESTMENTS59

International Small Company Fund

	Shares	Value
Singapore (continued)
Wee Hur Holdings, Ltd.	102,000	$19,850
Wheelock Properties Singapore, Ltd.	26,500	27,427
Wing Tai Holdings, Ltd.	176,817	212,552
XP Power, Ltd.	4,171	90,457
Yeo Hiap Seng, Ltd.	8,834	8,650
Yongnam Holdings, Ltd. (I)	98,250	26,472
South Africa 0.0%		167,776
Lonmin PLC (I)(L)	134,717	2,496
Mota-Engil Africa NV	2,005	12,796
Petra Diamonds, Ltd.	158,147	152,484
Spain 2.4%		17,181,043
Abengoa SA, A Shares (L)	8,274	6,370
Abengoa SA, B Shares (L)	142,888	52,733
Acciona SA	12,953	1,076,597
Acerinox SA (L)	46,388	498,276
Adveo Group International SA	3,825	21,771
Almirall SA	25,214	462,406
Amper SA (I)	11,487	1,600
Atresmedia Corp de Medios de Comunicaion SA	28,441	343,923
Azkoyen SA	2,428	9,983
Baron de Ley SA (I)	1,102	120,089
Bolsas y Mercados Espanoles SA (L)	30,410	1,064,582
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cementos Portland Valderrivas SA (I)	7,035	31,193
Cie Automotive SA	24,447	396,129
Construcciones y Auxiliar de Ferrocarriles SA	627	169,107
Distribuidora Internacional de Alimentacion SA (I)	243,611	1,537,461
Duro Felguera SA	30,857	66,133
Ebro Foods SA	28,438	544,106
Elecnor SA	6,680	62,462
Ence Energia y Celulosa SA	72,078	282,738
Ercros SA (I)	63,514	45,577
Faes Farma SA	97,501	260,990
Fluidra SA	12,779	43,179
Fomento de Construcciones y Contratas SA (I)(L)	38,186	263,756
Gamesa Corporacion Tecnologica SA	102,613	1,792,893
Grupo Catalana Occidente SA	13,026	407,137
Grupo Ezentis SA (I)	65,836	39,776
Iberpapel Gestion SA	1,911	34,680
Indra Sistemas SA (I)(L)	52,824	541,561
Inmobiliaria Colonial SA (I)	503,111	351,578
Laboratorios Farmaceuticos Rovi SA	1,848	28,196
Liberbank SA (I)	425,415	249,916
Mediaset Espana Comunicacion SA	74,305	852,267
Melia Hotels International SA	40,261	511,549
Miquel y Costas SA	3,642	133,530
NH Hotel Group SA (I)	100,371	536,337
Obrascon Huarte Lain SA (L)	35,016	244,145
Papeles y Cartones de Europa SA	22,096	117,893
Pescanova SA (I)	2,188	0
Pharma Mar SA (I)	68,882	251,402
Prim SA	2,446	23,387
Promotora de Informaciones SA (I)	20,902	124,767

60SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Spain (continued)
Prosegur Cia de Seguridad SA	116,286	$519,402
Quabit Inmobiliaria SA (I)(L)	442,820	24,299
Realia Business SA (I)	35,461	27,556
Sacyr SA (L)	114,646	290,924
Solaria Energia y Medio Ambiente SA (I)	10,301	8,322
Tecnicas Reunidas SA (L)	14,580	583,046
Telecomunicaciones y Energia (I)	4,417	6,137
Tubacex SA	55,780	111,226
Tubos Reunidos SA	31,261	25,378
Vidrala SA	5,985	310,917
Viscofan SA	17,745	1,082,657
Vocento SA (I)	14,712	24,515
Zardoya Otis SA	46,707	564,489
Sweden 3.4%		24,245,835
AAK AB	11,416	856,290
Acando AB	35,406	58,225
AddTech AB, B Shares	20,503	326,730
AF AB, B Shares	26,838	414,244
Arcam AB (I)(L)	7,054	141,387
Atrium Ljungberg AB, B Shares	15,298	226,339
Avanza Bank Holding AB	8,335	358,739
B&B Tools AB, B Shares	9,486	139,420
BE Group AB (I)	21,520	4,027
Beijer Alma AB	7,034	178,184
Beijer Electronics AB	1,967	12,453
Beijer Ref AB	5,039	116,012
Betsson AB (I)	42,625	720,357
Bilia AB, A Shares	16,616	360,438
BillerudKorsnas AB	50,257	959,604
BioGaia AB, B Shares	5,592	185,150
Biotage AB	11,979	29,921
Bjorn Borg AB (I)	6,665	22,230
Bulten AB	5,708	54,470
Bure Equity AB	24,662	176,370
Byggmax Group AB	23,815	224,976
Castellum AB	62,353	876,363
Clas Ohlson AB, B Shares	14,703	224,553
Cloetta AB, B Shares (I)	82,047	256,663
Concordia Maritime AB, B Shares (I)	5,539	12,921
Dios Fastigheter AB	20,611	151,657
Doro AB (I)	8,530	53,284
Duni AB	14,919	230,532
East Capital Explorer AB (I)	1,176	7,418
Enea AB (I)	4,257	49,927
Eniro AB (I)(L)	148,388	19,689
Ework Scandinavia AB	1,387	10,291
Fabege AB	53,293	848,946
Fagerhult AB	1,800	29,637
Fastighets AB Balder, B Shares (I)	33,489	706,108
Gunnebo AB	14,001	70,584
Haldex AB	19,660	190,726
Hemfosa Fastigheter AB	30,010	319,132
HIQ International AB (I)	21,646	119,379
Holmen AB, B Shares	18,699	591,218

SEE NOTES TO FUND'S INVESTMENTS61

International Small Company Fund

	Shares	Value
Sweden (continued)
Hufvudstaden AB, A Shares	26,788	$370,497
Industrial & Financial Systems AB, B Shares	6,980	291,294
Indutrade AB	12,689	693,481
Intrum Justitia AB	27,622	943,224
ITAB Shop Concept AB, Class B	2,459	88,191
JM AB	23,511	685,136
KappAhl AB	22,127	72,233
Karolinska Development AB, Class B (I)	11,601	12,691
Klovern AB, B Shares	190,866	215,512
KNOW IT AB	3,226	20,365
Kungsleden AB	67,377	482,201
Lagercrantz Group AB, B Shares	15,227	140,349
Lindab International AB	23,667	157,083
Loomis AB, Class B	20,649	690,515
Medivir AB, B Shares (I)	11,625	88,194
Mekonomen AB	10,785	236,045
Modern Times Group AB, B Shares	22,167	653,624
MQ Holding AB	14,460	75,998
Munksjo OYJ (I)	1,315	11,822
Mycronic AB	30,882	242,060
Net Insight AB, Class B (I)	86,044	48,339
NetEnt AB (I)	10,154	603,675
New Wave Group AB, B Shares	16,778	70,170
Nibe Industrier AB, B Shares	27,668	931,163
Nobia AB	42,589	522,647
Nolato AB, B Shares	9,637	276,045
Nordnet AB, B Shares	35,990	129,722
OEM International AB, B Shares	8,427	132,346
Opus Group AB (L)	64,359	43,858
Peab AB	70,911	541,038
Pricer AB, B Shares (I)	42,894	44,507
Proact IT Group AB	3,091	49,361
Probi AB	1,255	19,413
Proffice AB, B Shares	22,512	64,528
Ratos AB, B Shares	93,386	533,241
Raysearch Laboratories AB (I)	5,249	65,638
Saab AB, B Shares	26,193	811,125
Sagax AB	2,519	18,603
SAS AB (I)(L)	71,520	162,206
Sectra AB, B Shares (I)	1,335	17,805
Semcon AB	6,623	33,773
Sensys Gatso Group AB (I)	217,737	95,214
SkiStar AB	8,979	133,235
SSAB AB, A Shares (I)(L)	80,874	279,432
SSAB AB, A Shares (I)	9,753	33,797
SSAB AB, B Shares (I)	22,810	67,402
SSAB AB, B Shares (I)	24,900	74,116
Sweco AB, B Shares (L)	26,392	438,618
Swedol AB, Class B	662	1,443
Systemair AB	3,664	44,914
Transcom Worldwide AB (I)	1,777	17,394
Tribona AB	13,179	63,733
Victoria Park AB (I)	14,886	27,631
Victoria Park AB (I)	34,373	62,607

62SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Sweden (continued)
Vitrolife AB	5,146	$156,436
Wallenstam AB, B Shares	67,365	549,841
Wihlborgs Fastigheter AB	29,228	575,710
Switzerland 4.7%		34,056,584
AFG Arbonia-Forster Holding AG (I)	17,371	171,468
Allreal Holding AG (I)	5,818	726,319
Alpiq Holding AG (I)	1,108	113,042
ALSO Holding AG (I)	779	48,525
APG SGA SA	695	256,866
Ascom Holding AG	16,327	322,833
Autoneum Holding AG (I)	1,210	235,623
Bachem Holding AG	1,143	57,334
Baloise Holding AG	3,264	396,533
Bank Coop AG	2,535	103,025
Banque Cantonale de Geneve	390	97,415
Banque Cantonale Vaudoise	1,265	764,760
Barry Callebaut AG (I)	303	314,742
Belimo Holding AG	177	406,213
Bell AG	43	131,536
Bellevue Group AG	2,549	36,633
Berner Kantonalbank AG (L)	1,239	226,893
BKW AG	5,625	205,953
Bobst Group AG	3,755	162,502
Bossard Holding AG (I)	2,573	262,627
Bucher Industries AG	2,636	599,449
Burckhardt Compression Holding AG	1,043	333,151
Burkhalter Holding AG	1,808	189,895
Calida Holding AG (I)	2,283	76,534
Carlo Gavazzi Holding AG	85	17,884
Cembra Money Bank AG (I)	7,231	428,679
Charles Voegele Holding AG (I)	3,654	34,744
Cie Financiere Tradition SA	832	52,539
Clariant AG (I)	43,398	799,800
Coltene Holding AG	1,381	80,637
Conzzeta AG	489	306,580
Daetwyler Holding AG	3,003	397,765
DKSH Holding AG (I)	3,271	202,895
dorma+kaba Holding AG	1,201	771,342
Dufry AG (I)	7,762	927,953
Edmond de Rothschild Suisse SA	1	16,757
EFG International AG (I)	41,675	405,000
Emmi AG (I)	915	376,611
Energiedienst Holding AG (I)	1,013	24,516
Feintool International Holding AG (I)	567	47,860
Ferrexpo PLC	73,932	28,620
Flughafen Zuerich AG	1,675	1,199,280
Forbo Holding AG (I)	510	563,835
GAM Holding AG (I)	70,464	1,222,061
Gategroup Holding AG (I)	9,676	386,684
Georg Fischer AG	1,792	1,167,582
Gurit Holding AG (I)	209	112,612
Helvetia Holding AG	2,968	1,578,512
Highlight Communications AG (I)	4,309	22,821
HOCHDORF Holding AG (I)	248	41,237

SEE NOTES TO FUND'S INVESTMENTS63

International Small Company Fund

	Shares	Value
Switzerland (continued)
Huber & Suhner AG	6,218	$248,180
Implenia AG	7,183	351,819
Inficon Holding AG (I)	774	217,910
Interroll Holding AG (I)	297	223,155
Intershop Holding AG	705	279,541
Jungfraubahn Holding AG	635	57,304
Kardex AG (I)	2,916	225,817
Komax Holding AG	1,638	292,986
Kudelski SA	18,429	226,712
Kuoni Reisen Holding AG (I)	1,558	351,812
LEM Holding SA	322	240,170
LifeWatch AG (I)	1,093	18,198
Logitech International SA	59,707	896,219
Logitech International SA	3,899	58,212
Luzerner Kantonalbank AG	1,224	439,346
MCH Group AG	307	17,971
Metall Zug AG, B Shares	86	212,276
Meyer Burger Technology AG (I)(L)	28,251	144,699
Micronas Semiconductor Holding AG (I)	9,646	43,989
Mobilezone Holding AG	8,979	122,168
Mobimo Holding AG (I)	3,175	676,472
OC Oerlikon Corp. AG (I)	76,511	735,895
Orascom Development Holding AG (I)	4,937	45,106
Orell Fuessli Holding AG (I)	223	24,269
Orior AG (I)	2,149	122,695
Panalpina Welttransport Holding AG	4,484	503,465
Phoenix Mecano AG	318	148,335
Plazza AG (I)	376	72,884
PSP Swiss Property AG (I)	10,446	866,462
Rieter Holding AG (I)	1,364	237,456
Romande Energie Holding SA	101	90,793
Schaffner Holding AG (I)	198	41,342
Schmolz & Bickenbach AG (I)	278,791	146,233
Schweiter Technologies AG	413	336,328
Siegfried Holding AG (I)	1,683	328,762
St. Galler Kantonalbank AG	733	252,225
Straumann Holding AG	4,190	1,238,726
Sulzer AG	8,741	912,041
Swissquote Group Holding SA	3,570	83,243
Tamedia AG	972	159,829
Tecan Group AG	3,718	550,039
Temenos Group AG (I)	22,296	1,083,517
Tornos SA (I)	2,185	6,186
U-Blox AG (I)	2,550	527,781
Valiant Holding AG	7,185	792,833
Valora Holding AG (I)	1,465	267,688
Vaudoise Assurances Holding SA	407	209,416
Vetropack Holding AG	108	157,514
Von Roll Holding AG (I)	2,046	1,412
Vontobel Holding AG	10,560	474,633
VZ Holding AG	389	123,983
Walliser Kantonalbank	32	24,946
Walter Meier AG	876	29,379
Ypsomed Holding AG (I)	1,048	150,008

64SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Switzerland (continued)
Zehnder Group AG	4,558	$150,113
Zug Estates Holding AG, B Shares (I)	87	121,591
Zuger Kantonalbank AG	53	239,823
Thailand 0.0%		7,068
Mermaid Maritime PCL	62,000	7,068
United Arab Emirates 0.0%		164,463
Lamprell PLC (I)	101,843	164,463
United Kingdom 17.5%		126,257,727
4imprint Group PLC	3,295	62,692
A.G.BARR PLC	25,841	204,376
Acacia Mining PLC	29,933	78,270
Acal PLC	1,923	8,014
Afren PLC (I)	310,484	8,347
Alent PLC	100,180	749,738
Amec Foster Wheeler PLC	130,671	856,086
Amlin PLC	175,495	1,742,510
Anglo Pacific Group PLC	30,338	29,182
Anglo-Eastern Plantations PLC	3,323	27,566
Arrow Global Group PLC	11,539	45,023
Ashmore Group PLC (L)	135,775	516,401
AVEVA Group PLC	22,387	738,979
Avon Rubber PLC	3,710	59,472
Balfour Beatty PLC (I)	269,248	1,039,822
BBA Aviation PLC	396,053	1,071,708
Beazley PLC	200,034	1,185,505
Bellway PLC	48,942	1,927,125
Berendsen PLC	69,045	1,101,207
Berkeley Group Holdings PLC	36,265	1,753,572
Betfair Group PLC	15,912	877,176
Bloomsbury Publishing PLC	18,160	43,322
Bodycote PLC	71,073	620,599
Booker Group PLC	559,448	1,518,739
Bovis Homes Group PLC	56,201	805,667
Braemar Seascope Group PLC	1,929	12,484
Brammer PLC	29,413	69,369
Brewin Dolphin Holdings PLC	107,758	423,441
British Polythene Industries PLC	10,683	113,278
Britvic PLC	90,392	975,786
BTG PLC (I)	43,913	407,306
Cable & Wireless Communications PLC	1,048,434	1,194,879
Cairn Energy PLC (I)	47,153	101,862
Capital & Counties Properties PLC	12,728	84,394
Carclo PLC	7,141	15,060
Card Factory PLC	2,531	14,054
Carillion PLC (L)	166,026	787,838
Carpetright PLC (I)	6,882	48,950
Carr's Milling Industries PLC	9,750	24,608
Castings PLC	6,764	49,730
Centaur Media PLC	19,732	19,901
Charles Stanley Group PLC	5,789	29,626
Charles Taylor PLC	7,487	30,518
Chemring Group PLC	74,431	223,198
Chesnara PLC	41,607	205,138

SEE NOTES TO FUND'S INVESTMENTS65

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Cineworld Group PLC	79,209	$650,765
Clarkson PLC	2,963	104,229
Close Brothers Group PLC	59,649	1,277,974
Cobham PLC	402,710	1,839,296
Communisis PLC	76,410	49,717
Computacenter PLC	27,395	337,585
Concentric AB	16,391	195,240
Connect Group PLC	104,149	261,970
Consort Medical PLC	15,090	227,060
Costain Group PLC	28,457	152,937
Countrywide PLC	25,996	153,629
Cranswick PLC	15,914	430,457
Crest Nicholson Holdings PLC	65,927	532,475
Creston PLC	10,587	20,243
Croda International PLC	27,951	1,206,754
Daily Mail & General Trust PLC	99,459	1,069,904
Dairy Crest Group PLC	65,915	605,888
Darty PLC	89,867	134,425
De La Rue PLC	44,074	297,034
Debenhams PLC	481,552	606,016
Dechra Pharmaceuticals PLC	37,242	551,320
Development Securities PLC	44,597	152,878
Devro PLC	75,316	330,006
Dialight PLC (L)	6,041	46,369
Dialog Semiconductor PLC (I)	30,116	1,121,724
Dignity PLC	19,677	735,414
Diploma PLC	44,384	475,247
Domino's Pizza Group PLC	62,951	995,785
Drax Group PLC	129,743	439,431
DS Smith PLC	359,113	2,239,534
Dunelm Group PLC	27,180	400,502
E2V Technologies PLC	13,271	46,942
Electrocomponents PLC	202,657	738,149
Elementis PLC	163,797	626,679
EnQuest PLC (I)	245,145	83,006
Enterprise Inns PLC (I)	227,376	359,437
Essentra PLC	90,810	1,187,253
esure Group PLC	18,734	71,304
Euromoney Institutional Investor PLC	13,807	193,505
Evraz PLC (I)	143,859	180,679
Fenner PLC	51,955	119,587
Fidessa Group PLC	13,595	393,120
Findel PLC (I)	18,987	67,187
FirstGroup PLC (I)	410,699	650,996
Flybe Group PLC (I)	27,391	37,386
Foxtons Group PLC	41,276	109,310
Fuller Smith & Turner PLC, Class A	10,352	179,082
Future PLC (I)	44,714	7,577
Galliford Try PLC	37,373	821,907
Gem Diamonds, Ltd.	36,843	55,195
Genus PLC	25,611	557,232
Go-Ahead Group PLC	18,310	724,696
Greene King PLC	123,392	1,578,467
Greggs PLC	42,405	793,188

66SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Halfords Group PLC	84,315	$473,512
Halma PLC	138,294	1,795,457
Hays PLC	526,862	1,168,164
Headlam Group PLC	23,720	183,328
Helical Bar PLC	39,821	272,463
Henderson Group PLC	417,338	1,942,408
Henry Boot PLC	18,853	65,153
Hill & Smith Holdings PLC	31,582	346,773
Hilton Food Group, Ltd.	1,897	14,792
Hogg Robinson Group PLC	48,756	54,049
Home Retail Group PLC	311,743	482,530
HomeServe PLC	108,699	691,712
Howden Joinery Group PLC	245,429	1,920,446
Hunting PLC	62,758	313,500
Huntsworth PLC	40,056	23,951
ICAP PLC	196,976	1,509,066
IG Group Holdings PLC	132,851	1,548,743
Imagination Technologies Group PLC (I)(L)	110,021	312,861
IMI PLC	48,723	699,295
Inchcape PLC	147,802	1,749,568
Indivior PLC	92,898	273,433
Informa PLC	199,727	1,875,869
Intermediate Capital Group PLC	43,798	404,475
International Personal Finance PLC	25,827	144,073
Interserve PLC	51,750	414,132
IP Group PLC (I)	81,562	294,127
ITE Group PLC	78,986	181,389
Ithaca Energy, Inc. (I)	140,966	79,168
J.D. Wetherspoon PLC	34,016	366,149
James Fisher & Sons PLC	19,303	288,024
Jardine Lloyd Thompson Group PLC	45,442	614,182
JD Sports Fashion PLC	19,588	286,086
John Menzies PLC	21,308	119,597
John Wood Group PLC	120,926	1,016,585
Johnston Press PLC (I)	2,635	1,836
Jupiter Fund Management PLC	139,504	988,096
Just Retirement Group PLC	5,186	12,270
KAZ Minerals PLC (I)	18,055	27,360
KCOM Group PLC	207,253	305,228
Keller Group PLC	28,433	355,192
Kier Group PLC	41,626	848,531
Ladbrokes PLC	361,017	633,037
Laird PLC	122,423	657,235
Lancashire Holdings, Ltd.	76,590	783,349
Laura Ashley Holdings PLC	68,094	28,310
Lavendon Group PLC	40,440	80,378
Lookers PLC	134,298	349,891
Low & Bonar PLC	29,009	28,835
LSL Property Services PLC	17,515	82,718
Man Group PLC	602,130	1,477,913
Management Consulting Group PLC	85,894	18,790
Marshalls PLC	69,400	343,703
Marston's PLC	261,221	676,595
McBride PLC (I)	54,793	130,161

SEE NOTES TO FUND'S INVESTMENTS67

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Mears Group PLC	39,299	$261,804
Meggitt PLC	471	2,747
Melrose Industries PLC	368,281	1,608,366
Michael Page International PLC	107,762	824,652
Micro Focus International PLC	50,141	969,249
Millennium & Copthorne Hotels PLC	57,018	420,764
Mitchells & Butlers PLC	77,347	385,098
Mitie Group PLC	146,824	704,890
Moneysupermarket.com Group PLC	159,510	782,654
Morgan Advanced Materials PLC	115,881	437,303
Morgan Sindall PLC	11,781	133,960
Mothercare PLC (I)	43,053	144,973
MWB Group Holdings PLC (I)	15,166	1,114
N. Brown Group PLC	60,233	322,459
National Express Group PLC	166,223	803,797
NCC Group PLC	33,364	144,944
Norcros PLC	9,355	28,474
Northgate PLC	57,127	343,447
Novae Group PLC	19,850	261,669
Ocado Group PLC (I)(L)	89,380	497,894
Onesavings Bank PLC	1,749	10,142
Ophir Energy PLC (I)	35,676	52,884
Oxford Instruments PLC	8,480	84,046
Pace PLC	143,879	863,052
PayPoint PLC	18,393	265,426
Pendragon PLC	350,935	235,076
Pennon Group PLC	142,978	1,878,320
Petrofac, Ltd.	30,097	373,347
Petropavlovsk PLC (I)	33,706	2,880
Pets at Home Group PLC	7,050	28,443
Photo-Me International PLC	41,479	96,248
Poundland Group PLC	31,855	103,466
Premier Farnell PLC	164,353	256,059
Premier Foods PLC (I)	243,699	145,383
Premier Oil PLC (I)	175,219	187,498
Punch Taverns PLC (I)	7,353	14,175
PZ Cussons PLC	84,138	400,053
QinetiQ Group PLC	233,371	923,424
R.E.A. Holdings PLC	2,867	11,348
Rank Group PLC	28,805	120,141
Rathbone Brothers PLC	4,711	157,100
Redrow PLC	102,557	701,565
Renishaw PLC	11,976	331,769
Renold PLC (I)	36,501	31,925
Rentokil Initial PLC	654,632	1,573,709
Rexam PLC	60,597	528,479
Ricardo PLC	19,176	257,089
Rightmove PLC	35,285	2,125,120
RM PLC	12,019	29,986
Robert Walters PLC	12,302	67,049
Rotork PLC	320,010	876,420
RPC Group PLC	92,290	1,062,687
RPS Group PLC	84,234	296,196
Saga PLC	14,734	47,246

68SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Savills PLC	53,473	$722,648
SDL PLC	15,813	109,356
Senior PLC	152,620	570,986
Sepura PLC	12,332	33,689
Serco Group PLC (I)	32,302	53,769
Servelec Group PLC	2,191	10,780
Severfield Rowen PLC	89,306	85,170
Shanks Group PLC	183,180	268,684
SIG PLC	244,448	514,215
Skyepharma PLC (I)	17,452	85,423
Soco International PLC	68,528	139,679
Spectris PLC	45,010	1,205,235
Speedy Hire PLC	226,833	119,605
Spirax-Sarco Engineering PLC	24,363	1,143,996
Spirent Communications PLC	155,960	162,270
Sportech PLC (I)	2,345	1,969
SSP Group PLC	3,145	14,888
St. Ives PLC	37,604	122,887
St. Modwen Properties PLC	93,019	606,686
Stagecoach Group PLC	141,960	760,501
SThree PLC	33,079	163,201
Stobart Group, Ltd.	16,590	26,297
Stock Spirits Group PLC	8,701	13,096
Stolt-Nielsen, Ltd.	8,803	113,475
SuperGroup PLC (I)	15,553	383,797
Synthomer PLC	119,036	576,665
TalkTalk Telecom Group PLC (L)	183,871	662,970
Tate & Lyle PLC	145,561	1,291,215
Ted Baker PLC	10,705	528,038
Telecity Group PLC	61,930	1,139,412
Telecom Plus PLC	22,044	375,197
The Restaurant Group PLC	75,600	747,209
The Unite Group PLC	91,934	932,843
The Vitec Group PLC	3,750	34,474
Thomas Cook Group PLC (I)	529,398	954,642
Topps Tiles PLC	61,631	151,055
Tribal Group PLC	3,692	3,588
Trifast PLC	22,400	40,500
Trinity Mirror PLC	125,512	297,084
TT Electronics PLC	55,567	124,738
Tullett Prebon PLC	93,582	493,537
UBM PLC	152,541	1,161,898
UK Mail Group PLC	6,109	28,353
Ultra Electronics Holdings PLC	27,481	822,374
UTV Media PLC	31,027	82,258
Vectura Group PLC (I)	166,317	429,505
Vesuvius PLC	105,601	539,823
Victrex PLC	30,866	898,505
Volex PLC (I)	8,308	7,273
Vp PLC	664	7,537
W.S. Atkins PLC	35,446	843,309
WH Smith PLC	44,033	1,150,078
William Hill PLC	311,203	1,675,609
Wilmington Group PLC	8,311	33,540

SEE NOTES TO FUND'S INVESTMENTS69

International Small Company Fund

			Shares	Value
United Kingdom (continued)
	Wincanton PLC (I)		48,179	$145,049
	Xaar PLC		30,304	205,023
	Xchanging PLC		83,684	227,593
	Zeal Network SE		2,167	97,877
	Zoopla Property Group PLC (S)		5,104	17,947
United States 0.2%				1,640,823
	Alacer Gold Corp. (I)		95,571	183,921
	Argonaut Gold, Inc. (I)		57,099	53,018
	BNK Petroleum, Inc. (I)(L)		35,400	8,483
	Boart Longyear, Ltd. (I)		78,496	4,199
	Diligent Corp. (I)		16,250	63,154
	Infinera Corp. (I)		2,056	46,292
	Mood Media Corp. (I)		42,000	8,177
	Nexteer Automotive Group, Ltd.		256,000	282,189
	Ormat Technologies, Inc.		—	11
	Performance Sports Group, Ltd. (I)		1,841	21,823
	Sims Metal Management, Ltd.		70,995	345,924
	Steris PLC		7,997	610,811
	Thompson Creek Metals Company, Inc. (I)		12,600	2,268
	Thompson Creek Metals Company, Inc. (I)		61,272	10,553
Preferred securities 0.3%				$2,298,411
(Cost $2,171,508)
Germany 0.3%				2,298,411
	Biotest AG		702	10,729
	Draegerwerk AG & Company KGaA		2,987	221,187
	Fuchs Petrolub SE		16,028	757,770
	Jungheinrich AG		6,332	491,289
	Sartorius AG		1,967	462,615
	Sixt SE		6,478	270,193
	STO SE & Company KGaA		276	34,124
	Villeroy & Boch AG		3,602	50,504
Rights 0.0%				$60,515
(Cost $605,671)
	ALS, Ltd. (I)(N)		39,915	10,392
	Fortune Oil PLC (Expiration Date: 12-31-2015) (I)(N)		276,527	2,082
	Intercell AG (I)(N)		8,699	0
	Lonmin PLC (I)(N)		6,196,982	3,173
	NCC Group PLC (I)(N)		3,336	666
	Parrot SA (I)(N)		3,625	29,491
	Seec Media Group, Ltd. (I)(N)		2,980,000	13,452
	Spark Infrastructure Group (I)(N)		86,515	1,251
	Tower Semiconductor, Ltd. (Expiration Date: 6-27-17; Strike Price: ILS 7.33) (I)		1	8
Warrants 0.0%				$991
(Cost $0)
	International Standard Resources Holdings, Ltd. (I)(N)		180,000	232
	Miramar Hotel & Investment (I)(N)		4,600	759
	Yield (%)		Shares	Value
Securities lending collateral 5.0%				$36,241,463
(Cost $36,240,400)
John Hancock Collateral Trust (W)	0.1456(Y	)	3,622,190	36,241,463

70SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Yield (%)		Shares	Value
Short-term investments 0.0%				$110,001
(Cost $110,001)
Money market funds 0.0%				110,001
Blackrock Cash Funds- Prime	0.1743(Y	)	110,001	110,001
Total investments (Cost $723,549,090)† 104.5%				$754,604,391
Other assets and liabilities, net (4.5%)				($32,536,400)
Total net assets 100.0%				$722,067,991

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $36,246,381.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $726,681,115. Net unrealized appreciation aggregated $27,923,276, of which $137,575,573 related to appreciated investment securities and $109,652,297 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS71

International Small Company Fund

The fund had the following sector composition as a percentage of net assets on 11-30-15:

Industrials	24.6
Consumer discretionary	19.3
Financials	15.4
Materials	10.7
Information technology	9.5
Consumer staples	6.3
Health care	6.3
Energy	3.5
Utilities	2.4
Telecommunication services	1.5
Short-term investments	0.5
TOTAL	100.0%

72SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$43,453,840	$267,727	$43,136,010	$50,103
Austria	8,552,094	—	8,552,094	—
Belgium	12,225,427	—	12,225,427	—
Bermuda	1,784,127	—	1,784,127	—
Cambodia	344,998	—	344,998	—
Canada	50,612,308	50,609,291	1,310	1,707
China	733,878	140,067	593,811	—
Cyprus	24,915	—	24,915	—
Denmark	13,603,138	—	13,603,138	—
Faroe Islands	324,446	—	324,446	—
Finland	18,235,635	—	18,232,736	2,899
France	33,010,091	—	33,010,091	—
Gabon	35,651	—	35,651	—
Georgia	376,479	—	376,479	—
Germany	43,625,718	26,762	43,598,956	—
Gibraltar	521,127	—	521,127	—
Greece	78	—	—	78
Guernsey, Channel Islands	24,605	—	24,605	—
Hong Kong	22,903,131	6,610	22,853,760	42,761
India	229,317	—	229,317	—
Ireland	9,273,758	—	9,273,758	—
Isle of Man	882,379	—	882,379	—
Israel	5,779,357	308,988	5,470,369	—
Italy	29,861,064	—	29,816,530	44,534
Japan	168,858,732	—	168,858,732	—

73

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Jersey, Channel Islands	1,598,654	—	1,598,654	—
Liechtenstein	198,534	—	198,534	—
Luxembourg	3,515,008	—	3,515,008	—
Macau	108,372	—	108,372	—
Malaysia	37,019	—	37,019	—
Malta	974,813	—	974,813	—
Monaco	44,298	—	44,298	—
Mongolia	48,215	—	48,215	—
Netherlands	14,689,280	—	14,689,280	—
New Zealand	8,574,364	—	8,574,364	—
Norway	4,792,180	—	4,792,180	—
Peru	52,392	—	52,392	—
Philippines	28,037	—	28,037	—
Portugal	3,396,942	—	3,396,942	—
Singapore	8,837,290	—	8,728,210	109,080
South Africa	167,776	—	167,776	—
Spain	17,181,043	—	17,181,043	—
Sweden	24,245,835	—	24,245,835	—
Switzerland	34,056,584	58,212	33,998,372	—
Thailand	7,068	—	7,068	—
United Arab Emirates	164,463	—	164,463	—
United Kingdom	126,257,727	79,168	125,419,360	759,199
United States	1,640,823	945,346	695,477	—
Preferred securities	2,298,411	—	2,298,411	—
Rights	60,515	32,664	25,769	2,082
Warrants	991	991	—	—
Securities lending collateral	36,241,463	36,241,463	—	—
Short-term investments	110,001	110,001	—	—
Total investments in securities	$754,604,391	$88,827,290	$664,764,658	$1,012,443

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

74

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	424Q1	11/15
This report is for the information of the shareholders of John Hancock International Small Company Fund.		1/16

John Hancock

Global Equity Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsGlobal Equity Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 96.5%		$606,736,855
(Cost $599,587,372)
Australia 2.7%		17,126,355
Amcor, Ltd.	1,755,442	17,126,355
Brazil 0.0%		0
Brazil Ethanol, Inc. (I)(S)	283,419	0
France 2.8%		17,821,306
Sanofi	93,454	8,305,631
Total SA (L)	192,165	9,515,675
Germany 0.9%		5,771,067
Deutsche Boerse AG	67,380	5,771,067
Hong Kong 2.3%		14,238,141
CK Hutchison Holdings, Ltd.	566,706	7,415,467
Samsonite International SA	2,305,800	6,822,674
Ireland 2.0%		12,475,733
Accenture PLC, Class A	58,384	6,259,932
Experian PLC	335,047	6,215,801
Japan 6.6%		41,611,860
Bridgestone Corp.	517,500	18,432,816
Canon, Inc.	206,000	6,225,116
Honda Motor Company, Ltd.	180,049	5,877,900
Japan Tobacco, Inc.	301,900	10,812,484
Nippon Telegraph & Telephone Corp.	7,100	263,544
Luxembourg 2.7%		16,904,814
SES SA	609,404	16,904,814
Netherlands 9.6%		60,472,011
Akzo Nobel NV	105,617	7,504,526
Heineken NV	108,130	9,586,885
Koninklijke Ahold NV	604,313	13,152,587
Koninklijke Philips NV	698,093	19,045,994
Wolters Kluwer NV	323,865	11,182,019
Singapore 1.3%		7,881,709
ComfortDelGro Corp., Ltd.	3,798,217	7,881,709
Switzerland 8.0%		50,305,564
Nestle SA	210,080	15,570,976
Novartis AG	205,479	17,529,869
Roche Holding AG	64,230	17,204,719
United Kingdom 9.6%		60,468,920
Aon PLC	133,345	12,633,105
British American Tobacco PLC	355,116	20,665,868
HSBC Holdings PLC	2,362,982	18,853,914
Pearson PLC	668,097	8,316,033
United States 48.0%		301,659,375
Apple, Inc.	104,169	12,323,193
Arthur J. Gallagher & Company	464,331	20,314,481
Baxter International, Inc.	251,484	9,468,373

2SEE NOTES TO FUND'S INVESTMENTS

Global Equity Fund

			Shares	Value
United States (continued)
	Eaton Corp. PLC		201,460	$11,716,914
	Exxon Mobil Corp.		108,336	8,846,718
	Honeywell International, Inc.		89,728	9,327,226
	Huntington Bancshares, Inc.		639,806	7,479,332
	Johnson & Johnson		249,036	25,212,405
	JPMorgan Chase & Co.		122,265	8,152,630
	Kohl's Corp.		212,355	10,008,291
	Macy's, Inc.		177,533	6,937,990
	McDonald's Corp.		82,090	9,371,394
	Microsoft Corp.		228,301	12,408,159
	Mondelez International, Inc., Class A		129,930	5,672,744
	Philip Morris International, Inc.		179,201	15,660,375
	QUALCOMM, Inc.		260,420	12,705,892
	Ralph Lauren Corp.		40,532	5,034,480
	Raytheon Company		82,528	10,235,946
	The PNC Financial Services Group, Inc.		204,748	19,555,481
	The Procter & Gamble Company		203,770	15,250,147
	United Technologies Corp.		143,612	13,793,933
	Verizon Communications, Inc.		400,915	18,221,587
	Wells Fargo & Company		342,390	18,865,689
	Whirlpool Corp.		92,887	15,095,995
	Yield (%)		Shares	Value
Securities lending collateral 0.0%				$120,585
(Cost $120,586)
John Hancock Collateral Trust (W)	0.1456(Y	)	12,052	120,585
Short-term investments 2.9%				$17,997,783
(Cost $17,997,783)
Money market funds 2.9%				17,997,783
JPMorgan U.S. Treasury Plus Money Market Fund	0.0000(Y	)	17,997,783	17,997,783
Total investments (Cost $617,705,741)† 99.4%				$624,855,223
Other assets and liabilities, net 0.6%				$3,623,560
Total net assets 100.0%				$628,478,783

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $114,716.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $618,955,969. Net unrealized appreciation aggregated $5,899,254, of which $37,787,353 related to appreciated investment securities and $31,888,099 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Global Equity Fund

The fund had the following sector composition as a percentage of net assets on 11-30-15:

Consumer discretionary	18.1
Financials	17.8
Consumer staples	16.9
Industrials	13.6
Health care	12.4
Information technology	8.0
Materials	3.9
Energy	2.9
Telecommunication services	2.9
Short-term investments and other	3.5
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$17,126,355	—	$17,126,355	—
France	17,821,306	—	17,821,306	—
Germany	5,771,067	—	5,771,067	—
Hong Kong	14,238,141	—	14,238,141	—
Ireland	12,475,733	$6,259,932	6,215,801	—
Japan	41,611,860	—	41,611,860	—
Luxembourg	16,904,814	—	16,904,814	—
Netherlands	60,472,011	—	60,472,011	—
Singapore	7,881,709	—	7,881,709	—
Switzerland	50,305,564	—	50,305,564	—
United Kingdom	60,468,920	12,633,105	47,835,815	—
United States	301,659,375	301,659,375	—	—
Securities lending collateral	120,585	120,585	—	—
Short-term investments	17,997,783	17,997,783	—	—
Total investments in securities	$624,855,223	$338,670,780	$286,184,443	—
Other financial instruments
Forward foreign currency contracts	$2,365,567	—	$2,365,567	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards

5

include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at November 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	36,495,712	USD	32,719,549	Deutsche Bank	12/16/2015	$1,908,246	—	$1,908,246
JPY	17,656,477	USD	2,115,934,596	Standard Chartered Bank	12/16/2015	457,321	—	457,321
						$2,365,567	—	$2,365,567

EUR	Euro
JPY	Japenese Yen
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	425Q1	11/15
This report is for the information of the shareholders of John Hancock Global Equity Fund.		1/16

John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsSmall Cap Value Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 97.8%		$362,391,968
(Cost $298,717,401)
Consumer discretionary 7.4%		27,480,044
Auto components 0.1%
Horizon Global Corp. (I)	52,850	459,260
Hotels, restaurants and leisure 0.1%
International Speedway Corp., Class A	9,000	320,310
Household durables 1.6%
Helen of Troy, Ltd. (I)	56,372	5,829,429
Multiline retail 1.4%
Fred's, Inc., Class A	324,930	5,354,846
Specialty retail 4.2%
Ascena Retail Group, Inc. (I)	391,630	4,437,168
CST Brands, Inc.	26,530	987,977
DSW, Inc., Class A	121,920	2,799,283
Stage Stores, Inc. (L)	274,380	2,123,701
The Cato Corp., Class A	131,570	5,168,070
Consumer staples 4.0%		14,874,391
Beverages 1.1%
C&C Group PLC	1,094,760	4,244,722
Food products 2.9%
Cranswick PLC	184,693	4,995,768
Post Holdings, Inc. (I)	81,040	5,633,901
Energy 6.3%		23,273,449
Energy equipment and services 2.0%
Era Group, Inc. (I)	143,278	1,689,248
SEACOR Holdings, Inc. (I)	78,868	4,478,125
Tesco Corp.	145,000	1,219,450
Oil, gas and consumable fuels 4.3%
Diamondback Energy, Inc. (I)	12,358	964,171
Dorian LPG, Ltd. (I)	242,510	3,203,557
RSP Permian, Inc. (I)	199,220	5,653,864
Scorpio Tankers, Inc.	701,160	6,065,034
Financials 21.7%		80,538,268
Banks 12.7%
First Busey Corp.	128,390	2,823,296
First Midwest Bancorp, Inc.	320,170	6,256,122
First Niagara Financial Group, Inc.	384,790	4,148,036
Flushing Financial Corp.	145,968	3,323,691
Great Western Bancorp, Inc.	162,120	4,899,266
Hancock Holding Company	130,340	3,795,501
International Bancshares Corp.	247,280	7,544,513
MB Financial, Inc.	147,900	5,285,946
Webster Financial Corp.	220,310	8,858,665
Capital markets 1.0%
Ares Capital Corp.	41,000	648,620
Solar Capital, Ltd.	165,663	3,015,067
Insurance 3.1%
Alleghany Corp. (I)	2,580	1,314,149

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Shares	Value
Financials (continued)
Insurance (continued)
AMERISAFE, Inc.	27,896	$1,501,921
Assured Guaranty, Ltd.	19,225	508,309
Primerica, Inc.	116,790	5,984,320
Reinsurance Group of America, Inc.	13,120	1,205,466
White Mountains Insurance Group, Ltd.	1,365	1,102,920
Real estate investment trusts 3.3%
DiamondRock Hospitality Company	285,632	3,179,084
Education Realty Trust, Inc.	114,486	4,218,809
Kite Realty Group Trust	21,785	586,234
Mid-America Apartment Communities, Inc.	9,270	820,951
Summit Hotel Properties, Inc.	269,910	3,597,900
Thrifts and mortgage finance 1.6%
Northwest Bancshares, Inc.	424,640	5,919,482
Health care 10.9%		40,414,026
Health care equipment and supplies 3.8%
Haemonetics Corp. (I)	136,840	4,411,722
ICU Medical, Inc. (I)	25,560	2,899,526
STERIS PLC	87,670	6,696,235
Health care providers and services 1.4%
Amsurg Corp. (I)	35,180	2,957,231
CorVel Corp. (I)	55,860	2,164,575
Health care technology 3.2%
Allscripts Healthcare Solutions, Inc. (I)	405,510	6,175,917
MedAssets, Inc. (I)	194,910	5,872,638
Life sciences tools and services 1.7%
Charles River Laboratories International, Inc. (I)	82,830	6,342,293
Pharmaceuticals 0.8%
Phibro Animal Health Corp., Class A	89,125	2,893,889
Industrials 30.5%		113,108,905
Aerospace and defense 2.0%
Cubic Corp.	150,821	7,323,868
Air freight and logistics 0.7%
UTi Worldwide, Inc. (I)	358,540	2,509,780
Building products 1.2%
Tyman PLC	1,106,628	4,461,401
Commercial services and supplies 9.5%
ACCO Brands Corp. (I)	590,030	4,555,032
Clean Harbors, Inc. (I)	14,690	635,930
Essendant, Inc.	183,850	6,659,047
G&K Services, Inc., Class A	130,220	8,681,767
Matthews International Corp., Class A	97,220	5,814,728
SP Plus Corp. (I)	200,648	5,050,310
Steelcase, Inc., Class A	180,650	3,613,000
Construction and engineering 1.1%
Primoris Services Corp.	183,930	4,245,104
Electrical equipment 1.9%
Babcock & Wilcox Enterprises, Inc. (I)	191,270	3,662,821
Thermon Group Holdings, Inc. (I)	190,510	3,469,187

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Value Fund

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.2%
Carlisle Companies, Inc.	9,350	$827,008
Machinery 9.0%
Albany International Corp., Class A	192,760	7,509,930
CIRCOR International, Inc.	66,493	3,022,107
ESCO Technologies, Inc.	129,170	5,067,339
Luxfer Holdings PLC, ADR	212,425	2,173,108
Mueller Industries, Inc.	275,000	8,659,750
TriMas Corp. (I)	319,447	6,909,639
Professional services 3.5%
FTI Consulting, Inc. (I)	154,930	5,791,283
Huron Consulting Group, Inc. (I)	46,170	2,678,322
Mistras Group, Inc. (I)	205,250	4,419,033
Trading companies and distributors 1.4%
GATX Corp.	115,970	5,369,411
Information technology 8.9%		32,954,615
Electronic equipment, instruments and components 5.8%
Belden, Inc.	138,040	8,664,771
Coherent, Inc. (I)	58,600	3,980,112
CTS Corp.	164,560	3,123,349
ScanSource, Inc. (I)	151,410	5,817,172
IT services 1.2%
Forrester Research, Inc.	135,540	4,424,026
Semiconductors and semiconductor equipment 0.3%
Maxim Integrated Products, Inc.	29,280	1,135,186
Technology hardware, storage and peripherals 1.6%
Diebold, Inc.	167,580	5,809,999
Materials 4.4%		16,145,021
Chemicals 1.9%
Innospec, Inc.	7,020	409,968
Sensient Technologies Corp.	99,400	6,643,896
Containers and packaging 1.1%
AptarGroup, Inc.	7,770	578,710
Greif, Inc., Class A	99,000	3,511,530
Paper and forest products 1.4%
Deltic Timber Corp.	76,280	5,000,917
Utilities 3.7%		13,603,249
Electric utilities 0.2%
Westar Energy, Inc.	13,150	561,242
Gas utilities 3.5%
Atmos Energy Corp.	10,108	629,829
New Jersey Resources Corp.	82,680	2,484,534
The Laclede Group, Inc.	78,610	4,587,680
UGI Corp.	28,355	983,068
WGL Holdings, Inc.	70,660	4,356,896

4SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$420,000
(Cost $420,000)
John Hancock Collateral Trust (W)	0.1456(Y	)	41,977	420,000
			Par value	Value
Short-term investments 2.3%				$8,400,000
(Cost $8,400,000)
Repurchase agreement 2.3%				8,400,000
Deutsche Bank Tri-Party Repurchase Agreement dated 11-30-15 at 0.140% to be repurchased at $8,400,033 on 12-1-15, collateralized by $8,329,300 U.S. Treasury Notes, 3.250% due 7-31-16 (valued at $8,568,055, including interest)			8,400,000	8,400,000
Total investments (Cost $307,537,401)† 100.2%				$371,211,968
Other assets and liabilities, net (0.2%)				($746,580)
Total net assets 100.0%				$370,465,388

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $411,500.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $308,103,792. Net unrealized appreciation aggregated $63,108,176 of which $75,475,525 related to appreciated investment securities and $12,367,349 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$27,480,044	$27,480,044	—	—
Consumer staples	14,874,391	5,633,901	$9,240,490	—
Energy	23,273,449	23,273,449	—	—
Financials	80,538,268	80,538,268	—	—
Health care	40,414,026	40,414,026	—	—
Industrials	113,108,905	108,647,504	4,461,401	—
Information technology	32,954,615	32,954,615	—	—
Materials	16,145,021	16,145,021	—	—
Utilities	13,603,249	13,603,249	—	—
Securities lending collateral	420,000	420,000	—	—
Short-term investments	8,400,000	—	8,400,000	—
Total investments in securities	$371,211,968	$349,110,077	$22,101,891	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	439Q1	11/15
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.		1/16

John Hancock

Income Allocation Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsIncome Allocation Fund

As of 11-30-15 (unaudited)
			Shares	Value
Affiliated investment companies (G) 84.8%				$6,074,543
(Cost $6,245,139)
Equity 14.2%				1,019,340
	Global Equity, Class NAV (JHAM) (A)(1)		23,264	245,207
	Global Shareholder Yield, Class NAV (Epoch)		71,480	774,133
Fixed income 68.6%				4,914,452
	Bond, Class NAV (JHAM) (A)(1)		94,861	1,485,518
	Core High Yield, Class NAV (JHAM) (A)(2)		21,518	200,763
	Emerging Markets Debt, Class NAV (JHAM) (A)(1)		39,834	348,543
	Floating Rate Income, Class NAV (WAMCO)		32,146	268,097
	Global Bond, Class NAV (PIMCO) (I)		11,599	135,942
	Global Income, Class NAV (Stone Harbor)		15,365	137,515
	High Yield, Class NAV (WAMCO)		34,284	267,073
	Investment Quality Bond, Class NAV (Wellington)		11,285	137,792
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		25,365	241,985
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		138,448	1,489,702
	U.S. High Yield Bond, Class NAV (Wells Capital)		18,764	201,522
Alternative and specialty 2.0%				140,751
	Global Real Estate, Class NAV (Deutsche)		15,184	140,751
Unaffiliated investment companies 11.2%				$802,232
(Cost $815,144)
Exchange-traded funds 11.2%				802,232
	iShares US Preferred Stock ETF		3,559	140,118
	SPDR S&P International Dividend ETF		3,903	136,215
	Vanguard Extended Duration Treasury ETF		893	103,865
	Vanguard High Dividend Yield ETF		6,200	422,034
	Yield (%)		Shares	Value
Short-term investments 0.5%				$35,332
(Cost $35,332)
Money market funds 0.5%				35,332
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	35,332	35,332
Total investments (Cost $7,095,615)† 96.5%				$6,912,107
Other assets and liabilities, net 3.5%				$251,382
Total net assets 100.0%				$7,163,489

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $7,122,810. Net unrealized depreciation aggregated $210,703, of which $5,597 related to appreciated investment securities and $216,300 related to depreciated investment securities.

2SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

INVESTMENT COMPANIES

Affiliated Underlying Funds' Investment Managers
Deutsche Investment Management Americas Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Bond	94,693	907	(739)	94,861	$13,771	—	($30)	$1,485,518
Core High Yield	21,306	438	(226)	21,518	3,648	—	(205)	200,763
Emerging Markets Debt	39,374	568	(108)	39,834	23,252	—	(101)	348,543
Floating Rate Income	31,897	422	(173)	32,146	3,560	—	(90)	268,097
Global Bond	11,713	—	(114)	11,599	—	—	(25)	135,942
Global Equity	23,694	58	(488)	23,264	—	—	(402)	245,207
Global Income	15,248	241	(124)	15,365	—	—	(97)	137,515
Global Real Estate	15,785	—	(601)	15,184	—	—	(199)	140,751
Global Shareholder Yield	71,874	624	(1,018)	71,480	6,457	—	(548)	774,133
High Yield	33,676	798	(190)	34,284	6,291	—	(90)	267,073
Investment Quality Bond	11,377	54	(146)	11,285	662	—	(38)	137,792
Short Duration Credit Opportunities	25,323	221	(179)	25,365	2,106	—	(82)	241,985
Strategic Income Opportunities	138,397	1,042	(991)	138,448	10,818	—	(26)	1,489,702
U.S. High Yield Bond	18,621	331	(188)	18,764	3,593	—	(49)	201,522
					$74,158	—	($1,982)	$6,074,543

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	448Q1	11/15
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		1/16

John Hancock

New Opportunities Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsNew Opportunities Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 98.2%		$216,380,401
(Cost $186,546,425)
Consumer discretionary 13.3%		29,171,614
Auto components 0.6%
Cooper Tire & Rubber Company	3,989	167,498
Cooper-Standard Holding, Inc. (I)	121	8,947
Dorman Products, Inc. (I)	7,300	348,344
Federal-Mogul Holdings Corp. (I)	4,397	35,967
Gentex Corp.	3,399	56,882
Horizon Global Corp. (I)	827	7,187
Modine Manufacturing Company (I)	4,677	43,917
Motorcar Parts of America, Inc. (I)	365	14,622
Shiloh Industries, Inc. (I)	1,546	10,621
Spartan Motors, Inc.	4,866	17,664
Standard Motor Products, Inc.	2,528	105,569
Stoneridge, Inc. (I)	517	7,564
Superior Industries International, Inc.	3,530	68,870
Sypris Solutions, Inc.	819	1,269
Tenneco, Inc. (I)	7,740	417,031
Automobiles 0.1%
Thor Industries, Inc.	2,859	165,593
Winnebago Industries, Inc.	153	3,443
Distributors 0.5%
Core-Mark Holding Company, Inc.	2,079	177,318
Pool Corp.	9,925	814,247
VOXX International Corp. (I)	2,806	16,106
Weyco Group, Inc.	494	13,541
Diversified consumer services 1.0%
American Public Education, Inc. (I)	312	7,260
Apollo Education Group, Inc. (I)	943	6,658
Ascent Capital Group, Inc., Class A (I)	1,455	29,085
Bridgepoint Education, Inc. (I)	561	4,438
Cambium Learning Group, Inc. (I)	3,781	19,623
Career Education Corp. (I)	6,866	28,975
Carriage Services, Inc.	1,315	32,467
DeVry Education Group, Inc.	4,500	106,875
Graham Holdings Company, Class B	342	185,108
Grand Canyon Education, Inc. (I)	27,445	1,087,371
Regis Corp. (I)	20,478	341,163
Sotheby's	4,124	116,750
Steiner Leisure, Ltd. (I)	148	9,306
Universal Technical Institute, Inc.	23,527	135,280
Hotels, restaurants and leisure 2.3%
Ark Restaurants Corp.	197	4,525
Belmond, Ltd., Class A (I)	9,083	91,738
Biglari Holdings, Inc. (I)	1	369
BJ's Restaurants, Inc. (I)	14,185	649,673
Bob Evans Farms, Inc.	1,005	40,049
Boyd Gaming Corp. (I)	23,079	452,118
Canterbury Park Holding Corp.	100	1,041
Churchill Downs, Inc.	268	39,383
Chuy's Holdings, Inc. (I)	19,140	636,405

2SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Cracker Barrel Old Country Store, Inc. (L)	3,221	$405,588
Gaming Partners International Corp. (I)	400	3,372
International Speedway Corp., Class A	4,331	154,140
Interval Leisure Group, Inc.	1,025	16,011
La Quinta Holdings, Inc. (I)	1,603	24,029
Luby's, Inc. (I)	6,723	32,136
Marriott Vacations Worldwide Corp.	2,163	131,575
Monarch Casino & Resort, Inc. (I)	1,250	28,025
Papa John's International, Inc.	6,521	374,827
RCI Hospitality Holdings, Inc. (I)	2,292	22,897
Red Robin Gourmet Burgers, Inc. (I)	6,236	420,805
Ruby Tuesday, Inc. (I)	5,243	28,994
Sonic Corp.	16,089	467,546
Speedway Motorsports, Inc.	6,730	131,168
The Marcus Corp.	3,767	74,963
The Wendy's Company	30,938	325,158
Vail Resorts, Inc.	4,483	540,650
Household durables 1.5%
Bassett Furniture Industries, Inc.	1,320	41,395
Beazer Homes USA, Inc. (I)	19,466	279,142
CalAtlantic Group, Inc. (I)	5,162	217,320
Cavco Industries, Inc. (I)	648	60,070
CSS Industries, Inc.	926	26,863
Emerson Radio Corp. (I)	6,514	6,970
Ethan Allen Interiors, Inc.	1,690	47,928
Flexsteel Industries, Inc.	431	20,679
Helen of Troy, Ltd. (I)	7,729	799,256
Hooker Furniture Corp.	1,745	47,813
La-Z-Boy, Inc.	19,411	520,409
Lifetime Brands, Inc.	962	13,381
M/I Homes, Inc. (I)	2,518	58,820
MDC Holdings, Inc.	2,858	74,965
Meritage Homes Corp. (I)	2,523	94,133
NACCO Industries, Inc., Class A	500	21,130
PulteGroup, Inc.	23,706	461,793
Skyline Corp. (I)	705	2,609
Stanley Furniture Company, Inc. (I)	2,115	6,112
Toll Brothers, Inc. (I)	333	12,381
TRI Pointe Group, Inc. (I)	6,710	93,605
Tupperware Brands Corp.	4,900	278,173
Universal Electronics, Inc. (I)	802	42,498
WCI Communities, Inc. (I)	26	629
William Lyon Homes, Class A (I)	465	8,124
Internet and catalog retail 0.2%
1-800-Flowers.com, Inc., Class A (I)	3,777	29,196
FTD Companies, Inc. (I)	1,516	40,204
Liberty Ventures, Series A (I)	6,814	293,070
Shutterfly, Inc. (I)	2,263	103,872
Leisure products 0.1%
Arctic Cat, Inc.	735	16,361
Callaway Golf Company	8,868	89,389

SEE NOTES TO FUND'S INVESTMENTS3

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Leisure products (continued)
JAKKS Pacific, Inc. (I)	3,041	$25,027
Johnson Outdoors, Inc., Class A	200	4,800
Vista Outdoor, Inc. (I)	2,810	123,781
Media 1.2%
AH Belo Corp., Class A	3,521	19,506
AMC Entertainment Holdings, Inc., Class A	167	4,243
Ballantyne Strong, Inc. (I)	1,790	8,091
Beasley Broadcast Group, Inc., Class A	447	1,766
Cable One, Inc.	49	21,867
Carmike Cinemas, Inc. (I)	639	13,962
Central European Media Enterprises, Ltd., Class A (I)	2,003	4,427
Cumulus Media, Inc., Class A (I)	2,304	914
Entercom Communications Corp., Class A (I)	552	6,685
Gannett Company, Inc.	4,254	72,658
Gray Television, Inc. (I)	4,409	73,851
Harte-Hanks, Inc.	5,249	19,736
John Wiley & Sons, Inc., Class A	2,584	133,309
Journal Media Group, Inc.	3,307	39,882
Media General, Inc. (I)(L)	5,000	77,650
Meredith Corp.	2,988	139,390
MSG Networks, Inc. (I)	3,550	70,219
Nexstar Broadcasting Group, Inc., Class A	7,850	459,932
Radio One, Inc., Class D (I)	4,508	7,844
Salem Media Group	1,200	6,792
Scholastic Corp.	1,757	75,059
Sinclair Broadcast Group, Inc., Class A	2,413	84,696
TEGNA, Inc.	6,624	187,128
The EW Scripps Company, Class A	34,737	762,130
The Madison Square Garden Company, Class A (I)	1,183	192,190
The New York Times Company, Class A	6,739	94,885
Time, Inc.	4,546	75,645
Multiline retail 0.7%
Burlington Stores, Inc. (I)	14,265	686,289
Dillard's, Inc., Class A	9,916	743,700
Fred's, Inc., Class A	1,052	17,337
J.C. Penney Company, Inc. (I)(L)	8,570	68,303
Specialty retail 3.7%
Aaron's, Inc.	3,956	96,012
Abercrombie & Fitch Company, Class A (L)	3,200	81,824
America's Car-Mart, Inc. (I)	8,090	214,223
American Eagle Outfitters, Inc.	2,477	38,567
Ascena Retail Group, Inc. (I)	7,126	80,738
Barnes & Noble Education, Inc. (I)	3,186	46,038
Barnes & Noble, Inc.	5,042	64,538
Big 5 Sporting Goods Corp.	498	4,811
Books-A-Million, Inc. (I)	2,241	7,261
Build-A-Bear Workshop, Inc. (I)	37,774	485,774
Cabela's, Inc. (I)(L)	14,360	673,053
Caleres, Inc.	3,673	103,211
Chico's FAS, Inc.	4,325	51,900
Citi Trends, Inc.	751	14,892

4SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Conn's, Inc. (I)(L)	3,027	$80,730
DSW, Inc., Class A	23,431	537,976
Express, Inc. (I)	38,777	649,127
Five Below, Inc. (I)	22,675	635,127
GameStop Corp., Class A (L)	9,577	335,482
Genesco, Inc. (I)	1,512	81,890
GNC Holdings, Inc., Class A	7,509	223,843
Group 1 Automotive, Inc.	9,043	734,472
Guess?, Inc.	4,611	90,791
Haverty Furniture Companies, Inc.	3,731	90,066
hhgregg, Inc. (I)(L)	1,994	8,215
Hibbett Sports, Inc. (I)	11,375	373,214
MarineMax, Inc. (I)	3,489	63,325
New York & Company, Inc. (I)	2,900	6,380
Penske Automotive Group, Inc.	6,230	290,692
Perfumania Holdings, Inc. (I)	1,016	3,505
Rent-A-Center, Inc.	7,429	127,482
Shoe Carnival, Inc.	1,826	35,570
Sonic Automotive, Inc., Class A	2,223	53,930
Stage Stores, Inc. (L)	3,629	28,088
Stein Mart, Inc.	28	216
Systemax, Inc. (I)	4,305	41,629
The Cato Corp., Class A	970	38,102
The Children's Place, Inc.	1,381	66,730
The Finish Line, Inc., Class A	47,139	782,036
The Men's Wearhouse, Inc.	4,021	80,380
The Michaels Companies, Inc. (I)	18,950	420,880
The Pep Boys - Manny, Moe & Jack (I)	4,445	69,031
Vitamin Shoppe, Inc. (I)	8,096	246,928
West Marine, Inc. (I)	4,685	43,055
Zumiez, Inc. (I)	1,003	15,135
Textiles, apparel and luxury goods 1.4%
Charles & Colvard, Ltd. (I)	775	938
Columbia Sportswear Company	8,486	397,399
Culp, Inc.	709	19,980
Deckers Outdoor Corp. (I)	1,989	97,342
Delta Apparel, Inc. (I)	522	7,924
Fossil Group, Inc. (I)	19,200	738,624
Iconix Brand Group, Inc. (I)(L)	4,381	30,842
Lakeland Industries, Inc. (I)	700	9,751
Movado Group, Inc.	21,382	571,969
Oxford Industries, Inc.	8,852	601,405
Perry Ellis International, Inc. (I)	1,322	27,418
Rocky Brands, Inc.	1,126	12,791
Tumi Holdings, Inc. (I)	23,093	407,822
Unifi, Inc. (I)	3,710	110,669
Vera Bradley, Inc. (I)	368	4,383
Wolverine World Wide, Inc.	4,055	73,760

SEE NOTES TO FUND'S INVESTMENTS5

New Opportunities Fund

	Shares	Value
Consumer staples 3.0%		$6,703,552
Beverages 0.0%
Coca-Cola Bottling Company Consolidated	244	47,255
Craft Brew Alliance, Inc. (I)	2,766	26,886
MGP Ingredients, Inc.	1,716	35,899
Food and staples retailing 1.3%
Ingles Markets, Inc., Class A	2,301	125,335
PriceSmart, Inc.	7,200	671,040
Smart & Final Stores, Inc. (I)	27,005	474,478
SpartanNash Company	32,333	699,039
The Andersons, Inc.	3,077	106,064
The Fresh Market, Inc. (I)	28,700	688,226
Village Super Market, Inc., Class A	313	8,107
Weis Markets, Inc.	2,061	85,387
Food products 1.5%
Alico, Inc.	490	20,913
Darling Ingredients, Inc. (I)	11,341	124,184
Dean Foods Company	7,958	149,292
Diamond Foods, Inc. (I)	793	32,101
Fresh Del Monte Produce, Inc.	7,784	340,239
Ingredion, Inc.	4,931	486,049
John B. Sanfilippo & Son, Inc.	331	19,049
Landec Corp. (I)	3,344	42,837
Limoneira Company	335	5,705
Omega Protein Corp. (I)	3,910	96,108
Pinnacle Foods, Inc.	20,612	897,446
Post Holdings, Inc. (I)	4,376	304,220
Sanderson Farms, Inc. (L)	1,512	113,113
Seaboard Corp. (I)	47	155,100
Seneca Foods Corp., Class A (I)	2,016	55,521
Snyder's-Lance, Inc. (L)	3,793	140,607
TreeHouse Foods, Inc. (I)	4,061	351,114
Household products 0.1%
Central Garden & Pet Company (I)	2,475	36,556
Central Garden & Pet Company, Class A (I)	6,231	98,387
Oil-Dri Corp. of America	855	26,693
Orchids Paper Products Company	625	18,544
Personal products 0.0%
CCA Industries, Inc. (I)	400	1,276
Inter Parfums, Inc.	1,654	44,096
Mannatech, Inc. (I)	83	1,811
Nutraceutical International Corp. (I)	2,391	59,727
Tobacco 0.1%
Alliance One International, Inc. (I)	414	5,291
Universal Corp.	1,943	109,857
Energy 4.4%		9,721,779
Energy equipment and services 1.7%
Archrock, Inc.	5,642	59,636
Atwood Oceanics, Inc. (L)	2,952	46,878
Basic Energy Services, Inc. (I)	3,641	14,528
Bristow Group, Inc.	3,771	115,204
C&J Energy Services, Ltd. (I)	3,200	19,072

6SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Dawson Geophysical Company (I)	2,902	$12,856
Diamond Offshore Drilling, Inc. (L)	5,697	128,923
Dril-Quip, Inc. (I)	973	61,406
Era Group, Inc. (I)	1,717	20,243
Exterran Corp. (I)	2,821	46,180
Forum Energy Technologies, Inc. (I)	25,494	399,236
Gulf Island Fabrication, Inc.	1,274	12,613
Gulfmark Offshore, Inc., Class A (L)	30,146	195,045
Helix Energy Solutions Group, Inc. (I)	24,794	160,665
Helmerich & Payne, Inc. (L)	5,460	318,045
Hornbeck Offshore Services, Inc. (I)	3,837	47,003
Matrix Service Company (I)	2,231	51,291
McDermott International, Inc. (I)	2,600	11,518
Mitcham Industries, Inc. (I)	1,611	6,138
Nabors Industries, Ltd.	20,640	208,670
Natural Gas Services Group, Inc. (I)	2,736	63,530
Newpark Resources, Inc. (I)	9,667	62,836
Noble Corp., PLC (L)	17,039	226,108
Oceaneering International, Inc.	2,804	122,647
Oil States International, Inc. (I)	3,512	111,401
Pacific Drilling SA (I)	1,100	1,441
Parker Drilling Company (I)	10,256	28,204
Patterson-UTI Energy, Inc.	10,848	175,955
PHI, Inc. (I)	2,700	57,699
Pioneer Energy Services Corp. (I)	6,843	17,313
Precision Drilling Corp. (L)	49,733	214,349
Rowan Companies PLC, Class A	10,930	222,207
RPC, Inc.	3,483	46,150
SEACOR Holdings, Inc. (I)	2,306	130,935
Seventy Seven Energy, Inc. (I)	467	518
Superior Energy Services, Inc.	10,604	166,165
Tesco Corp.	1,864	15,676
TETRA Technologies, Inc. (I)	7,049	65,697
Tidewater, Inc. (L)	4,115	39,134
Unit Corp. (I)	4,415	79,779
Oil, gas and consumable fuels 2.7%
Adams Resources & Energy, Inc.	139	5,966
Alon USA Energy, Inc.	5,862	103,113
Approach Resources, Inc. (I)	1,893	4,221
Bill Barrett Corp. (I)(L)	4,159	26,119
Bonanza Creek Energy, Inc. (I)	307	2,606
California Resources Corp.	4,888	20,041
Callon Petroleum Company (I)	3,702	35,132
Carrizo Oil & Gas, Inc. (I)	14,028	566,451
Clayton Williams Energy, Inc. (I)(L)	596	33,620
Cloud Peak Energy, Inc. (I)	1,335	3,484
Comstock Resources, Inc. (L)	4,046	10,277
Contango Oil & Gas Company (I)	9,092	70,099
CVR Energy, Inc. (L)	2,261	107,963
Delek US Holdings, Inc.	5,132	142,105
Denbury Resources, Inc.	24,792	91,730

SEE NOTES TO FUND'S INVESTMENTS7

New Opportunities Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DHT Holdings, Inc.	1,910	$14,325
Dorian LPG, Ltd. (I)	1,000	13,210
EnLink Midstream LLC	605	10,206
EP Energy Corp., Class A (I)	2,018	11,422
Evolution Petroleum Corp.	21,290	130,934
GasLog, Ltd. (L)	3,773	45,163
Gastar Exploration, Inc. (I)	1,921	2,113
Green Plains, Inc.	4,857	115,062
Gulfport Energy Corp. (I)	5,073	128,956
HollyFrontier Corp.	3,203	154,000
Matador Resources Company (I)	18,999	488,274
Newfield Exploration Company (I)	11,007	421,128
Nordic American Tankers, Ltd. (L)	459	6,793
Northern Oil and Gas, Inc. (I)(L)	2,774	14,231
Oasis Petroleum, Inc. (I)(L)	5,430	62,391
Overseas Shipholding Group, Inc., Class B (I)	4,418	15,463
PBF Energy, Inc., Class A	6,197	250,917
PDC Energy, Inc. (I)	2,813	158,906
QEP Resources, Inc.	12,900	203,820
Range Resources Corp. (L)	3,398	97,115
Renewable Energy Group, Inc. (I)	1,366	12,308
Rex Energy Corp. (I)	5,131	7,029
Rice Energy, Inc. (I)	3,652	49,229
RSP Permian, Inc. (I)	659	18,702
Scorpio Tankers, Inc.	55,504	480,110
SemGroup Corp., Class A	2,371	82,345
Ship Finance International, Ltd. (L)	1,579	27,348
SM Energy Company	3,455	101,473
Stone Energy Corp. (I)	3,805	27,738
Synergy Resources Corp. (I)	4,041	46,027
Targa Resources Corp.	1,119	43,977
Teekay Corp.	36,700	1,021,728
Triangle Petroleum Corp. (I)	5,316	4,072
VAALCO Energy, Inc. (I)	4,771	9,781
W&T Offshore, Inc. (I)	114	428
Warren Resources, Inc. (I)(L)	7,110	1,763
Western Refining, Inc.	4,713	213,310
Whiting Petroleum Corp. (I)	6,322	104,376
WPX Energy, Inc. (I)	13,961	119,785
Financials 25.4%		55,948,011
Banks 10.3%
1st Source Corp.	3,710	125,435
Access National Corp.	359	7,844
American National Bankshares, Inc.	539	14,014
Ameris Bancorp	1,393	47,627
Associated Banc-Corp.	16,384	336,036
BancFirst Corp.	801	51,640
BancorpSouth, Inc.	4,493	120,862
Bank of Florida Corp. (I)	2,087	0
Bank of the Ozarks, Inc.	11,270	611,736

8SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
BankUnited, Inc.	13,190	$498,582
Banner Corp.	1,789	93,923
Bar Harbor Bankshares	348	12,149
BBCN Bancorp, Inc.	6,726	127,189
Berkshire Hills Bancorp, Inc.	2,894	87,515
Blue Hills Bancorp, Inc.	36,100	586,986
BNC Bancorp	30	765
Boston Private Financial Holdings, Inc.	9,812	118,725
Bryn Mawr Bank Corp.	454	13,507
C&F Financial Corp.	63	2,456
Camden National Corp.	211	9,482
Capital Bank Financial Corp., Class A	1,512	50,985
Capital City Bank Group, Inc.	2,956	46,557
Cardinal Financial Corp.	3,454	84,968
Cathay General Bancorp	7,665	263,063
CenterState Banks, Inc.	2,800	44,632
Central Pacific Financial Corp.	1,567	36,417
Century Bancorp, Inc., Class A	108	4,850
Chemical Financial Corp.	2,894	106,644
City Holding Company	678	33,846
CoBiz Financial, Inc.	5,644	77,436
Columbia Banking System, Inc.	3,280	116,571
Community Bank Systems, Inc.	2,799	120,721
Community Trust Bancorp, Inc.	1,464	53,729
Customers Bancorp, Inc. (I)	931	28,861
CVB Financial Corp.	6,533	120,861
Eagle Bancorp, Inc. (I)	198	10,817
East West Bancorp, Inc.	11,834	513,359
Enterprise Bancorp, Inc.	204	4,996
Enterprise Financial Services Corp.	2,405	70,467
Fidelity Southern Corp.	824	18,639
Financial Institutions, Inc.	1,228	33,488
First BanCorp (I)	9,412	35,295
First Bancorp North Carolina	3,981	77,590
First Bancorp, Inc.	642	14,246
First Busey Corp.	2,103	46,245
First Citizens BancShares, Inc., Class A	178	47,156
First Commonwealth Financial Corp.	18,527	182,306
First Community Bancshares, Inc.	2,119	43,228
First Connecticut Bancorp, Inc.	20,500	374,125
First Financial Bancorp	3,185	64,178
First Financial Corp.	1,254	45,846
First Interstate BancSystem, Inc., Class A	1,557	47,348
First Merchants Corp.	3,428	93,242
First Midwest Bancorp, Inc.	6,831	133,478
First NBC Bank Holding Company (I)	850	35,989
First South Bancorp, Inc.	777	6,760
FirstMerit Corp.	9,669	195,604
Flushing Financial Corp.	2,809	63,961
FNB Corp.	10,810	156,961
Fulton Financial Corp.	12,414	179,631

SEE NOTES TO FUND'S INVESTMENTS9

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
German American Bancorp, Inc.	343	$11,827
Glacier Bancorp, Inc.	20,629	606,080
Great Southern Bancorp, Inc.	1,203	61,185
Great Western Bancorp, Inc.	27,300	825,006
Hancock Holding Company	4,790	139,485
Hanmi Financial Corp.	13,099	341,884
Heartland Financial USA, Inc.	1,587	60,481
Heritage Commerce Corp.	2,067	22,324
Heritage Financial Corp.	1,170	22,909
Hilltop Holdings, Inc. (I)	5,521	123,174
Home BancShares, Inc.	1,246	56,220
HomeTrust Bancshares, Inc. (I)	700	13,993
Horizon Bancorp	400	11,012
IBERIABANK Corp.	8,844	560,444
Independent Bank Corp. (MA)	2,687	139,025
Independent Bank Corp. (MI)	2,100	32,571
International Bancshares Corp.	11,168	340,736
Investors Bancorp, Inc.	84,660	1,085,341
Lakeland Bancorp, Inc.	3,520	42,557
Lakeland Financial Corp.	1,305	62,823
LegacyTexas Financial Group, Inc.	2,473	75,451
Macatawa Bank Corp.	800	4,712
MainSource Financial Group, Inc.	4,787	110,197
MB Financial, Inc.	9,198	328,737
MBT Financial Corp. (I)	1,105	7,238
Mercantile Bank Corp.	1,058	27,370
Merchants Bancshares, Inc.	540	17,653
Metro Bancorp, Inc.	1,442	48,999
MidSouth Bancorp, Inc.	729	7,983
MidWestOne Financial Group, Inc.	305	9,684
National Bank Holdings Corp., Class A	1,988	45,128
National Penn Bancshares, Inc.	11,091	138,527
NBT Bancorp, Inc.	2,580	77,735
NewBridge Bancorp	2,100	26,964
Northrim BanCorp, Inc.	492	14,480
OFG Bancorp	4,139	34,602
Old National Bancorp	7,195	106,126
Old Second Bancorp, Inc. (I)	1,554	12,044
Opus Bank	853	33,591
Pacific Continental Corp.	2,139	34,031
Pacific Mercantile Bancorp (I)	975	6,572
Pacific Premier Bancorp, Inc. (I)	782	18,322
PacWest Bancorp	11,253	529,116
Park National Corp.	266	25,805
Park Sterling Corp.	3,302	24,996
Peapack Gladstone Financial Corp.	772	17,586
People's United Financial, Inc.	22,118	370,477
Peoples Bancorp, Inc.	2,601	53,633
Pinnacle Financial Partners, Inc.	7,977	433,390
Popular, Inc.	4,822	143,262
Preferred Bank	1,111	40,463

10SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Premier Financial Bancorp, Inc.	658	$10,048
PrivateBancorp, Inc.	29,844	1,316,419
Prosperity Bancshares, Inc.	4,732	262,200
Renasant Corp.	5,254	191,929
Republic Bancorp, Inc., Class A	13,692	367,219
Republic First Bancorp, Inc. (I)(L)	502	2,314
S&T Bancorp, Inc.	2,700	91,584
Sandy Spring Bancorp, Inc.	2,665	78,298
Shore Bancshares, Inc.	600	6,366
Sierra Bancorp	1,564	27,902
Simmons First National Corp., Class A	1,317	75,938
South State Corp.	1,242	97,634
Southwest Bancorp, Inc.	2,030	37,555
State Bank Financial Corp.	640	14,918
Sterling Bancorp	7,282	127,726
Stock Yards Bancorp, Inc.	105	4,228
Suffolk Bancorp	2,043	60,555
Sun Bancorp, Inc. (I)	272	5,962
Synovus Financial Corp.	23,502	784,497
Talmer Bancorp, Inc., Class A	955	17,448
TCF Financial Corp.	10,776	165,088
Texas Capital Bancshares, Inc. (I)	10,482	621,373
The Bancorp, Inc. (I)	3,797	29,161
Tompkins Financial Corp.	368	23,022
Towne Bank	2,665	59,829
TriCo Bancshares	1,082	31,703
TriState Capital Holdings, Inc. (I)	33,300	440,559
Trustmark Corp.	4,320	109,080
UMB Financial Corp.	1,441	75,941
Umpqua Holdings Corp.	14,869	266,452
Union Bankshares Corp.	18,638	500,430
United Community Banks, Inc.	2,836	59,216
Univest Corp. of Pennsylvania	1,917	40,027
Valley National Bancorp	9,283	103,413
Washington Trust Bancorp, Inc.	2,092	85,479
Webster Financial Corp.	11,492	462,093
WesBanco, Inc.	17,932	608,253
West Bancorp, Inc.	1,494	30,971
WestAmerica Bancorp.	456	22,344
Western Alliance Bancorp (I)	17,803	690,578
Wilshire Bancorp, Inc.	4,362	53,827
Wintrust Financial Corp.	3,933	206,994
Yadkin Financial Corp.	180	4,732
Zions Bancorporation	15,018	449,939
Capital markets 1.4%
Calamos Asset Management, Inc., Class A	923	8,778
Cowen Group, Inc., Class A (I)	19,199	91,195
E*TRADE Financial Corp. (I)	21,141	643,321
Evercore Partners, Inc., Class A	7,797	432,967
Greenhill & Company, Inc.	7,965	211,152
INTL. FCStone, Inc. (I)	815	28,998

SEE NOTES TO FUND'S INVESTMENTS11

New Opportunities Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
Investment Technology Group, Inc.	2,948	$59,166
Janus Capital Group, Inc.	36,189	571,424
KCG Holdings, Inc., Class A (I)	4,757	61,413
Legg Mason, Inc.	8,577	380,647
Oppenheimer Holdings, Inc., Class A	1,506	26,957
Piper Jaffray Companies (I)	300	12,159
Stifel Financial Corp. (I)	11,313	513,158
Virtus Investment Partners, Inc.	250	34,060
Consumer finance 0.9%
Asta Funding, Inc. (I)	2,466	20,665
Cash America International, Inc.	9,800	330,750
Encore Capital Group, Inc. (I)(L)	18,180	599,395
Enova International, Inc. (I)	41,487	311,982
First Cash Financial Services, Inc. (I)	12,400	482,236
Green Dot Corp., Class A (I)	350	5,887
Navient Corp.	2,611	31,097
Nelnet, Inc., Class A	4,340	143,220
Nicholas Financial, Inc. (I)	75	966
The First Marblehead Corp. (I)	462	1,839
Diversified financial services 0.8%
Gain Capital Holdings, Inc.	59,025	487,547
MarketAxess Holdings, Inc.	8,926	953,118
Marlin Business Services Corp.	2,737	47,843
Nasdaq, Inc.	2,161	126,678
NewStar Financial, Inc. (I)	6,064	58,396
PICO Holdings, Inc. (I)	1,866	20,209
Resource America, Inc., Class A	3,296	19,249
Insurance 6.8%
Alleghany Corp. (I)	105	53,483
Allied World Assurance Company Holdings AG	39,900	1,449,168
Ambac Financial Group, Inc. (I)	1,199	20,239
American Equity Investment Life Holding Company	6,303	168,983
American Financial Group, Inc.	13,708	1,014,392
American National Insurance Company	1,726	185,303
AMERISAFE, Inc.	2,787	150,052
Argo Group International Holdings, Ltd.	5,078	322,605
Aspen Insurance Holdings, Ltd.	15,356	775,785
Assurant, Inc.	5,286	452,059
Assured Guaranty, Ltd.	14,321	378,647
Axis Capital Holdings, Ltd.	5,865	328,440
CNO Financial Group, Inc.	39,308	795,201
Donegal Group, Inc., Class A	2,470	34,382
EMC Insurance Group, Inc.	21,205	553,875
Employers Holdings, Inc.	1,300	35,633
Endurance Specialty Holdings, Ltd.	14,360	947,186
Enstar Group, Ltd. (I)	738	113,733
FBL Financial Group, Inc., Class A	4,528	309,353
Federated National Holding Company	803	22,958
First Acceptance Corp. (I)	4,470	11,354
Global Indemnity PLC (I)	2,416	70,885
Greenlight Capital Re, Ltd., Class A (I)	2,000	41,220

12SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Hallmark Financial Services, Inc. (I)	2,471	$31,505
Heritage Insurance Holdings, Inc. (I)	20,820	467,617
Horace Mann Educators Corp.	11,617	405,782
Independence Holding Company	2,216	33,528
Investors Title Company	98	8,531
Kemper Corp.	9,050	372,046
Maiden Holdings, Ltd.	6,647	102,430
MBIA, Inc. (I)	16,367	107,531
National General Holdings Corp.	3,666	80,322
National Western Life Group, Inc., Class A	206	54,230
Old Republic International Corp.	18,842	357,244
OneBeacon Insurance Group, Ltd., Class A	927	12,848
PartnerRe, Ltd.	2,378	330,851
Primerica, Inc.	3,285	168,323
ProAssurance Corp.	2,948	155,979
Reinsurance Group of America, Inc.	4,986	458,114
RenaissanceRe Holdings, Ltd.	4,114	455,667
RLI Corp.	757	45,950
Safety Insurance Group, Inc.	1,271	71,189
Selective Insurance Group, Inc.	3,326	114,780
StanCorp Financial Group, Inc.	3,533	401,490
State Auto Financial Corp.	4,681	108,646
Stewart Information Services Corp.	3,868	167,639
Symetra Financial Corp.	8,400	264,432
The Hanover Insurance Group, Inc.	9,050	765,630
The Navigators Group, Inc. (I)	1,540	132,840
The Phoenix Companies, Inc. (I)	1,111	39,918
United Fire Group, Inc.	1,493	59,765
Validus Holdings, Ltd.	6,714	316,767
W.R. Berkley Corp.	5,841	325,110
White Mountains Insurance Group, Ltd.	319	257,752
Real estate investment trusts 2.5%
Corrections Corp. of America	14,000	360,920
Cousins Properties, Inc.	42,800	420,724
CubeSmart	16,661	485,168
Easterly Government Propoerties	23,300	416,138
Hatteras Financial Corp.	32,900	463,232
Medical Properties Trust, Inc.	44,700	536,847
STAG Industrial, Inc.	28,785	587,214
Sun Communities, Inc.	6,345	424,163
The GEO Group, Inc.	54,370	1,594,128
WP Glimcher, Inc.	32,100	338,655
Real estate management and development 0.5%
Alexander & Baldwin, Inc.	3,790	143,679
AV Homes, Inc. (I)	2,336	32,517
Forestar Group, Inc. (I)	1,463	19,882
FRP Holdings, Inc. (I)	67	2,076
Jones Lang LaSalle, Inc.	2,682	445,534
Kennedy-Wilson Holdings, Inc.	16,741	436,940
Realogy Holdings Corp. (I)	1,585	65,476

SEE NOTES TO FUND'S INVESTMENTS13

New Opportunities Fund

	Shares	Value
Financials (continued)
Thrifts and mortgage finance 2.2%
Astoria Financial Corp.	8,434	$135,956
Bank Mutual Corp.	5,168	39,897
BankFinancial Corp.	3,904	50,166
BBX Capital Corp., Class A (I)	385	6,564
Beneficial Bancorp, Inc. (I)	39,956	557,786
Brookline Bancorp, Inc.	6,990	82,063
Cape Bancorp, Inc.	443	5,817
Capitol Federal Financial, Inc.	9,204	119,376
Clifton Bancorp, Inc.	1,045	15,508
Dime Community Bancshares, Inc.	2,812	52,050
ESSA Bancorp, Inc.	589	7,887
EverBank Financial Corp.	6,154	106,218
Federal Agricultural Mortgage Corp., Class C	953	28,561
First Defiance Financial Corp.	1,313	54,529
First Financial Northwest, Inc.	1,932	26,159
Flagstar Bancorp, Inc. (I)	2,116	51,969
HF Financial Corp.	155	2,516
Hingham Institution for Savings	82	10,676
Home Bancorp, Inc.	1,531	40,418
HomeStreet, Inc. (I)	17,427	377,643
Kearny Financial Corp.	37,700	475,020
Meridian Bancorp, Inc.	35,655	522,702
New York Community Bancorp, Inc.	22,444	368,082
Northfield Bancorp, Inc.	2,419	38,535
Northwest Bancshares, Inc.	6,987	97,399
OceanFirst Financial Corp.	1,640	32,406
Oritani Financial Corp.	2,204	38,217
PHH Corp. (I)	4,837	82,084
Provident Financial Holdings, Inc.	768	14,193
Provident Financial Services, Inc.	5,721	119,454
Pulaski Financial Corp.	282	4,628
SI Financial Group, Inc.	835	10,838
Territorial Bancorp, Inc.	952	27,427
TierOne Corp. (I)	1,301	1
TrustCo Bank Corp.	4,173	27,375
United Financial Bancorp, Inc.	21,877	304,309
Walker & Dunlop, Inc. (I)	1,711	50,543
Washington Federal, Inc.	31,845	822,875
Waterstone Financial, Inc.	1,247	17,271
Westfield Financial, Inc.	4,251	34,178
WSFS Financial Corp.	960	32,794
Health care 10.4%		22,962,503
Biotechnology 1.6%
AMAG Pharmaceuticals, Inc. (I)	6,440	171,433
Amicus Therapeutics, Inc. (I)	66,400	712,472
Dynavax Technologies Corp. (I)	21,805	608,141
Emergent BioSolutions, Inc. (I)	18,000	678,060
Inotek Pharmaceuticals Corp. (I)	49,300	591,107
Myriad Genetics, Inc. (I)	5,900	256,650
Retrophin, Inc. (I)	20,763	464,053

14SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies 3.7%
ABIOMED, Inc. (I)	7,671	$625,723
Alere, Inc. (I)	12,122	500,275
Align Technology, Inc. (I)	11,820	788,867
Alphatec Holdings, Inc. (I)	4,250	978
Analogic Corp.	6,299	526,281
AngioDynamics, Inc. (I)	4,008	47,695
Anika Therapeutics, Inc. (I)	320	13,427
CONMED Corp.	2,316	98,430
CryoLife, Inc.	2,939	31,918
Cynosure, Inc., Class A (I)	1,388	58,379
Endologix, Inc. (I)	29,380	299,088
Exactech, Inc. (I)	1,030	18,056
Globus Medical, Inc., Class A (I)	43,976	1,193,069
Greatbatch, Inc. (I)	8,938	518,762
Haemonetics Corp. (I)	3,123	100,686
Halyard Health, Inc. (I)	537	17,179
Hill-Rom Holdings, Inc.	9,561	486,751
Hologic, Inc. (I)	2,110	85,139
ICU Medical, Inc. (I)	5,973	677,577
Integra LifeSciences Holdings Corp. (I)	1,350	84,659
Invacare Corp.	2,740	54,581
Kewaunee Scientific Corp.	80	1,391
LeMaitre Vascular, Inc.	786	12,128
Merit Medical Systems, Inc. (I)	2,063	39,960
Natus Medical, Inc. (I)	524	25,561
Orthofix International NV (I)	845	33,428
RTI Surgical, Inc. (I)	2,800	10,976
SeaSpine Holdings Corp. (I)	629	10,366
Symmetry Surgical, Inc. (I)	789	7,180
Teleflex, Inc.	1,900	250,230
West Pharmaceutical Services, Inc.	9,545	601,812
Wright Medical Group NV (I)	42,077	901,289
Health care providers and services 2.8%
Acadia Healthcare Company, Inc. (I)	10,880	750,829
Aceto Corp.	4,311	121,613
Addus HomeCare Corp. (I)	1,215	27,690
Air Methods Corp. (I)	15,577	680,715
Almost Family, Inc. (I)	179	7,584
Amsurg Corp. (I)	4,986	419,123
BioScrip, Inc. (I)	7,228	15,323
Brookdale Senior Living, Inc. (I)	25,000	562,000
Community Health Systems, Inc. (I)	13,820	399,951
Cross Country Healthcare, Inc. (I)	4,185	76,376
Digirad Corp.	3,687	21,532
Five Star Quality Care, Inc. (I)	5,481	19,677
Hanger, Inc. (I)	2,169	33,771
Health Net, Inc. (I)	1,893	119,751
Healthways, Inc. (I)	3,291	43,672
Kindred Healthcare, Inc.	5,284	70,541
LHC Group, Inc. (I)	988	45,991
LifePoint Health, Inc. (I)	9,518	681,584

SEE NOTES TO FUND'S INVESTMENTS15

New Opportunities Fund

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Magellan Health Services, Inc. (I)	2,433	$128,097
Medcath Corp. (I)	4,104	2,052
Molina Healthcare, Inc. (I)	3,926	236,581
National HealthCare Corp.	1,717	118,645
Owens & Minor, Inc.	4,125	158,854
PharMerica Corp. (I)	3,519	119,716
Select Medical Holdings Corp.	8,624	104,092
Team Health Holdings, Inc. (I)	18,953	1,045,068
The Providence Service Corp. (I)	722	34,959
Triple-S Management Corp., Class B (I)	3,548	93,809
Universal American Corp.	14,368	107,473
Health care technology 0.6%
Allscripts Healthcare Solutions, Inc. (I)	9,776	148,888
HealthStream, Inc. (I)	432	10,377
HMS Holdings Corp. (I)	19,618	237,966
MedAssets, Inc. (I)	3,864	116,422
Medidata Solutions, Inc. (I)	15,775	722,968
Omnicell, Inc. (I)	2,477	74,706
Life sciences tools and services 0.6%
Affymetrix, Inc. (I)(L)	54,549	516,579
Bio-Techne Corp.	4,600	419,566
Bruker Corp. (I)	18,745	424,387
Harvard Bioscience, Inc. (I)	4,419	14,008
Luminex Corp. (I)	262	5,638
Pharmaceuticals 1.1%
Catalent, Inc. (I)	18,770	522,745
Cumberland Pharmaceuticals, Inc. (I)	631	3,553
Impax Laboratories, Inc. (I)	24,366	1,073,566
Phibro Animal Health Corp., Class A	11,677	379,152
Prestige Brands Holdings, Inc. (I)	7,892	401,624
SciClone Pharmaceuticals, Inc. (I)	4,311	39,532
Industrials 18.1%		39,916,072
Aerospace and defense 1.9%
AAR Corp.	42,832	1,051,954
CPI Aerostructures, Inc. (I)	642	6,202
Cubic Corp.	914	44,384
Curtiss-Wright Corp.	10,343	728,251
DigitalGlobe, Inc. (I)	3,281	55,449
Ducommun, Inc. (I)	1,256	21,025
Engility Holdings, Inc.	233	8,062
HEICO Corp.	11,819	608,442
KLX, Inc. (I)	414	13,289
Kratos Defense & Security Solutions, Inc. (I)	3,577	16,633
LMI Aerospace, Inc. (I)	2,716	27,649
Moog, Inc., Class A (I)	2,129	140,663
Orbital ATK, Inc.	2,363	203,005
SIFCO Industries, Inc. (I)	400	4,876
Sparton Corp. (I)	1,625	34,483
Triumph Group, Inc.	27,537	1,102,857
Vectrus, Inc. (I)	83	2,005

16SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Air freight and logistics 0.3%
Air Transport Services Group, Inc. (I)	6,845	$65,096
Atlas Air Worldwide Holdings, Inc. (I)	2,811	116,151
Forward Air Corp.	9,650	464,069
Hub Group, Inc., Class A (I)	3,113	119,944
Airlines 0.5%
Alaska Air Group, Inc.	4,671	372,419
Hawaiian Holdings, Inc. (I)	2,801	101,396
JetBlue Airways Corp. (I)	21,843	540,396
Republic Airways Holdings, Inc. (I)	4,214	17,867
SkyWest, Inc.	4,310	88,829
Building products 1.0%
Apogee Enterprises, Inc.	12,165	610,926
Continental Building Products, Inc. (I)	237	4,323
Gibraltar Industries, Inc. (I)	4,173	111,377
Griffon Corp.	12,674	229,906
Insteel Industries, Inc.	3,280	80,032
Owens Corning	9,961	466,573
Quanex Building Products Corp.	3,300	61,413
Simpson Manufacturing Company, Inc.	3,200	118,816
Trex Company, Inc. (I)	9,943	430,532
Universal Forest Products, Inc.	2,473	191,064
Commercial services and supplies 3.5%
ABM Industries, Inc.	20,329	603,161
ACCO Brands Corp. (I)	6,173	47,656
Acme United Corp.	300	5,100
AMREP Corp. (I)	120	552
ARC Document Solutions, Inc. (I)	3,108	15,726
Brady Corp., Class A	1,948	51,408
CECO Environmental Corp.	301	2,616
Civeo Corp. (I)	1,944	3,771
Clean Harbors, Inc. (I)	4,046	175,151
Covanta Holding Corp.	46,499	750,959
Ennis, Inc.	4,732	94,593
Essendant, Inc.	3,084	111,702
Fuel Tech, Inc. (I)	2,200	4,840
G&K Services, Inc., Class A	864	57,603
InnerWorkings, Inc. (I)	1,846	15,802
Intersections, Inc. (I)(L)	1,826	5,113
KAR Auction Services, Inc.	2,491	94,484
Kimball International, Inc., Class B	3,715	45,955
Matthews International Corp., Class A	1,991	119,082
McGrath RentCorp	2,470	72,075
Mobile Mini, Inc.	29,478	1,044,995
Multi-Color Corp.	312	19,503
NL Industries, Inc. (I)	3,500	12,460
Pitney Bowes, Inc.	17,779	384,026
Progressive Waste Solutions, Ltd.	23,500	555,070
Quad/Graphics, Inc.	1,516	15,645
Ritchie Brothers Auctioneers, Inc.	29,820	798,878
Team, Inc. (I)	10,251	391,383
Tetra Tech, Inc.	3,753	104,296

SEE NOTES TO FUND'S INVESTMENTS17

New Opportunities Fund

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
The ADT Corp. (L)	12,046	$427,272
TRC Companies, Inc. (I)	95	1,012
UniFirst Corp.	1,637	177,745
Versar, Inc. (I)	2,653	8,251
Viad Corp.	13,681	422,332
Virco Manufacturing Corp. (I)	700	2,282
Waste Connections, Inc.	18,278	996,151
Construction and engineering 3.0%
AECOM (I)	41,788	1,330,112
Aegion Corp. (I)	30,400	670,016
Chicago Bridge & Iron Company NV (L)	7,350	314,213
Comfort Systems USA, Inc.	2,912	92,427
Dycom Industries, Inc. (I)	12,190	1,065,162
EMCOR Group, Inc.	2,428	122,371
Fluor Corp.	6,826	331,744
Furmanite Corp. (I)	1,419	11,622
Granite Construction, Inc.	1,271	51,819
Great Lakes Dredge & Dock Corp. (I)	8,005	36,263
Jacobs Engineering Group, Inc. (I)	8,971	395,980
Layne Christensen Company (I)	2,568	15,126
MasTec, Inc. (I)	39,623	809,498
MYR Group, Inc. (I)	1,600	33,920
Northwest Pipe Company (I)	1,238	14,683
Orion Marine Group, Inc. (I)	1,107	4,849
Primoris Services Corp.	16,379	378,027
Quanta Services, Inc. (I)	38,817	855,915
Sterling Construction Company, Inc. (I)	1,987	10,829
Tutor Perini Corp. (I)	4,807	90,564
Electrical equipment 0.7%
AZZ, Inc.	1,194	71,091
Encore Wire Corp.	4,077	178,043
EnerSys	10,559	621,925
Franklin Electric Company, Inc.	1,850	60,329
Global Power Equipment Group, Inc.	468	2,162
LSI Industries, Inc.	3,751	44,337
Powell Industries, Inc.	1,041	36,550
PowerSecure International, Inc. (I)	916	12,806
Preformed Line Products Company	162	6,783
Regal-Beloit Corp.	2,271	146,389
Thermon Group Holdings, Inc. (I)	14,518	264,373
Ultralife Corp. (I)	3,715	25,634
Industrial conglomerates 0.0%
Raven Industries, Inc.	670	11,169
Machinery 3.4%
Actuant Corp., Class A	4,630	114,639
AGCO Corp. (L)	6,716	337,546
Alamo Group, Inc.	1,890	108,070
Albany International Corp., Class A	14,522	565,777
Altra Industrial Motion Corp.	2,263	63,409
American Railcar Industries, Inc. (L)	3,956	223,633

18SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Machinery (continued)
Astec Industries, Inc.	2,485	$100,146
Barnes Group, Inc.	8,581	330,540
Briggs & Stratton Corp.	4,656	88,650
CIRCOR International, Inc.	922	41,905
Columbus McKinnon Corp.	1,684	34,758
Douglas Dynamics, Inc.	2,248	52,288
Dynamic Materials Corp.	1,001	7,728
EnPro Industries, Inc.	2,129	106,748
ESCO Technologies, Inc.	2,184	85,678
Federal Signal Corp.	6,853	115,542
Gencor Industries, Inc. (I)	604	6,318
Hardinge, Inc.	2,139	20,812
Hurco Companies, Inc.	1,523	40,588
Hyster-Yale Materials Handling, Inc.	1,000	57,830
ITT Corp.	1,617	64,211
Key Technology, Inc. (I)	105	1,201
LB Foster Company, Class A	667	8,271
Lydall, Inc. (I)	1,433	52,190
MFRI, Inc. (I)	780	4,493
Miller Industries, Inc.	1,559	34,220
Mueller Industries, Inc.	3,665	115,411
Mueller Water Products, Inc., Class A	1,300	12,116
NN, Inc.	3,619	61,704
Nordson Corp.	8,903	645,735
Oshkosh Corp.	18,206	798,515
Proto Labs, Inc. (I)	10,287	696,327
RBC Bearings, Inc. (I)	622	43,926
Standex International Corp.	608	54,337
Terex Corp.	1,089	22,303
The Eastern Company	366	6,526
The Gorman-Rupp Company	11,720	376,329
The Manitowoc Company, Inc. (L)	5,711	96,516
Titan International, Inc.	46,500	201,810
TriMas Corp. (I)	2,068	44,731
Trinity Industries, Inc.	13,109	355,909
Twin Disc, Inc.	443	5,117
Valmont Industries, Inc.	1,823	213,747
Wabash National Corp. (I)	3,788	49,130
Watts Water Technologies, Inc., Class A	11,508	638,809
Woodward, Inc.	9,545	481,354
Marine 0.2%
Golden Ocean Group, Ltd.	2,275	3,845
International Shipholding Corp.	569	1,235
Kirby Corp. (I)	3,955	255,493
Matson, Inc.	3,567	184,450
Professional services 1.1%
CBIZ, Inc. (I)	4,163	44,586
CDI Corp.	3,398	23,242
CEB, Inc.	8,876	685,849
CRA International, Inc. (I)	1,820	41,532
Exponent, Inc.	15,290	789,423

SEE NOTES TO FUND'S INVESTMENTS19

New Opportunities Fund

	Shares	Value
Industrials (continued)
Professional services (continued)
Franklin Covey Company (I)	2,133	$32,699
FTI Consulting, Inc. (I)	2,655	99,244
GP Strategies Corp. (I)	978	27,785
Heidrick & Struggles International, Inc.	1,533	44,242
Hill International, Inc. (I)	4,471	15,425
Huron Consulting Group, Inc. (I)	1,440	83,534
ICF International, Inc. (I)	2,795	99,586
Kelly Services, Inc., Class A	5,734	96,503
Korn/Ferry International	3,605	132,664
Mistras Group, Inc. (I)	285	6,136
Navigant Consulting, Inc. (I)	2,981	52,168
On Assignment, Inc. (I)	1,913	89,299
RCM Technologies, Inc.	100	506
Resources Connection, Inc.	3,010	54,933
RPX Corp. (I)	1,420	19,695
TrueBlue, Inc. (I)	2,038	59,693
Volt Information Sciences, Inc. (I)	1,319	11,080
VSE Corp.	212	13,099
Road and rail 1.7%
AMERCO	1,176	476,750
ArcBest Corp.	2,185	52,615
Avis Budget Group, Inc. (I)	8,495	317,628
Celadon Group, Inc.	19,583	272,204
Covenant Transportation Group, Inc., Class A (I)	1,250	26,263
Genesee & Wyoming, Inc., Class A (I)	1,834	127,041
Heartland Express, Inc. (L)	17,963	344,171
Knight Transportation, Inc.	19,816	525,520
Landstar System, Inc.	6,396	399,238
Marten Transport, Ltd.	3,341	60,405
Old Dominion Freight Line, Inc. (I)	7,325	466,676
P.A.M. Transportation Services, Inc. (I)	1,049	32,404
Patriot Transportation Holding, Inc. (I)	22	518
Roadrunner Transportation Systems, Inc. (I)	903	9,951
Ryder Systems, Inc.	5,483	361,659
Saia, Inc. (I)	1,583	38,799
USA Truck, Inc. (I)	1,015	20,239
Werner Enterprises, Inc.	4,947	133,371
Trading companies and distributors 0.8%
Air Lease Corp.	7,257	244,053
Applied Industrial Technologies, Inc.	2,597	110,762
Beacon Roofing Supply, Inc. (I)	3,281	140,328
CAI International, Inc. (I)	3,300	36,894
GATX Corp.	8,684	402,069
H&E Equipment Services, Inc.	521	10,425
Houston Wire & Cable Company	1,941	12,073
Kaman Corp.	1,616	64,866
Lawson Products, Inc. (I)	1,231	34,443
MRC Global, Inc. (I)	3,442	50,907
Rush Enterprises, Inc., Class A (I)	2,066	50,266
Rush Enterprises, Inc., Class B (I)	7,059	159,675
TAL International Group, Inc. (I)	2,869	57,896

20SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
Titan Machinery, Inc. (I)	2,247	$28,245
United Rentals, Inc. (I)	1,095	86,144
Veritiv Corp. (I)	548	21,630
WESCO International, Inc. (I)	2,810	135,021
Willis Lease Finance Corp. (I)	281	4,915
Transportation infrastructure 0.0%
Wesco Aircraft Holdings, Inc. (I)	2,151	28,780
Information technology 16.7%		36,796,053
Communications equipment 1.7%
ADTRAN, Inc.	2,918	47,593
ARRIS Group, Inc. (I)	54,191	1,656,619
Aviat Networks, Inc. (I)	7,700	7,161
Bel Fuse, Inc., Class B	2,040	42,269
Black Box Corp.	1,623	18,356
Brocade Communications Systems, Inc.	69,600	653,196
Communications Systems, Inc.	1,201	9,452
Comtech Telecommunications Corp.	1,744	38,420
Digi International, Inc. (I)	2,751	34,415
EchoStar Corp., Class A (I)	3,914	153,077
Finisar Corp. (I)	6,175	74,532
Harmonic, Inc. (I)	1,834	10,142
Ixia (I)	3,305	43,163
NETGEAR, Inc. (I)	2,055	90,646
Oclaro, Inc. (I)(L)	4,713	16,213
Optical Cable Corp.	100	307
Polycom, Inc. (I)	52,388	714,048
RELM Wireless Corp. (I)	877	3,596
TESSCO Technologies, Inc.	1,368	29,056
Viavi Solutions, Inc. (I)	5,040	32,054
Westell Technologies, Inc., Class A (I)	7,150	10,225
Electronic equipment, instruments and components 3.8%
ADDvantage Technologies Group, Inc. (I)	471	1,102
Anixter International, Inc. (I)	1,024	69,796
Arrow Electronics, Inc. (I)	10,983	621,198
Avnet, Inc.	11,725	531,377
AVX Corp.	11,811	159,330
Belden, Inc.	5,564	349,252
Benchmark Electronics, Inc. (I)	4,167	89,424
Checkpoint Systems, Inc.	3,869	24,336
Cognex Corp.	21,250	788,375
Coherent, Inc. (I)	1,475	100,182
CTS Corp.	3,537	67,132
Daktronics, Inc.	3,426	29,703
DTS, Inc. (I)	598	15,387
Electro Rent Corp.	3,795	39,278
Electro Scientific Industries, Inc.	2,403	12,159
ePlus, Inc. (I)	1,390	122,584
Fabrinet (I)	710	16,990
FEI Company	7,864	629,199
Flextronics International, Ltd. (I)	32,171	361,924

SEE NOTES TO FUND'S INVESTMENTS21

New Opportunities Fund

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
II-VI, Inc. (I)	2,439	$45,414
Ingram Micro, Inc., Class A	11,036	341,343
Insight Enterprises, Inc. (I)	3,585	96,006
IntriCon Corp. (I)	80	593
Itron, Inc. (I)	1,531	55,039
Jabil Circuit, Inc.	13,872	354,984
Kemet Corp. (I)	5,859	16,581
Key Tronic Corp. (I)	1,300	10,218
Kimball Electronics, Inc. (I)	2,786	31,928
Knowles Corp. (I)(L)	2,335	38,457
Mercury Systems, Inc. (I)	2,241	43,879
Multi-Fineline Electronix, Inc. (I)	2,133	52,642
Napco Security Technologies, Inc. (I)	868	5,078
Newport Corp. (I)	3,364	55,809
OSI Systems, Inc. (I)	1,155	108,143
PAR Technology Corp. (I)	1,700	11,560
Park Electrochemical Corp.	1,480	25,915
PC Connection, Inc. (I)	4,089	91,266
PCM, Inc. (I)	2,932	26,974
Plexus Corp. (I)	1,684	62,645
Radisys Corp. (I)	3,312	8,777
Richardson Electronics, Ltd.	1,362	7,668
Rofin-Sinar Technologies, Inc. (I)	1,400	40,236
Rogers Corp. (I)	1,608	89,131
Sanmina Corp. (I)	7,556	171,295
ScanSource, Inc. (I)	7,305	280,658
SYNNEX Corp.	5,165	486,905
Tech Data Corp. (I)	10,091	682,656
TTM Technologies, Inc. (I)	8,848	69,368
Vicon Industries, Inc. (I)	102	228
Vishay Intertechnology, Inc.	76,347	910,056
Vishay Precision Group, Inc. (I)	1,509	18,153
Internet software and services 0.9%
Actua Corp. (I)	1,325	15,357
Bankrate, Inc. (I)	3,774	55,025
Blucora, Inc. (I)	6,665	70,849
comScore, Inc. (I)	15,180	639,078
DHI Group, Inc. (I)	5,605	52,239
Internap Corp. (I)	3,135	22,509
IntraLinks Holdings, Inc. (I)	27,726	283,637
Limelight Networks, Inc. (I)	1,035	1,749
LogMeIn, Inc. (I)	9,445	674,562
Marchex, Inc., Class B	3,061	13,040
Monster Worldwide, Inc. (I)	4,505	29,012
RealNetworks, Inc. (I)	4,503	18,642
Reis, Inc.	300	7,509
RetailMeNot, Inc. (I)	113	1,103
TheStreet, Inc.	6,959	11,900
United Online, Inc. (I)	1,187	13,651
XO Group, Inc. (I)	3,587	60,405

22SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Information technology (continued)
IT services 3.4%
Acxiom Corp. (I)	6,543	$149,835
CACI International, Inc., Class A (I)	6,781	679,863
Cardtronics, Inc. (I)	32,825	1,234,548
Ciber, Inc. (I)	13,088	46,201
Convergys Corp.	8,563	220,583
CSG Systems International, Inc.	8,948	319,712
Datalink Corp. (I)	2,397	17,618
DST Systems, Inc.	3,921	479,460
EPAM Systems, Inc. (I)	11,276	887,759
Everi Holdings, Inc. (I)	1,470	5,615
ExlService Holdings, Inc. (I)	1,718	80,351
Forrester Research, Inc.	18,070	589,805
Jack Henry & Associates, Inc.	5,541	439,845
Luxoft Holding, Inc. (I)	6,038	467,764
ManTech International Corp., Class A	2,132	71,401
ModusLink Global Solutions, Inc. (I)	5,824	15,900
MoneyGram International, Inc. (I)	31,600	277,448
Perficient, Inc. (I)	34,974	611,346
StarTek, Inc. (I)	2,139	7,465
Sykes Enterprises, Inc. (I)	2,752	87,569
TeleTech Holdings, Inc.	678	19,676
The Hackett Group, Inc.	9,407	178,169
VeriFone Systems, Inc. (I)	19,600	562,128
Semiconductors and semiconductor equipment 3.2%
Advanced Energy Industries, Inc. (I)	998	29,112
Alpha & Omega Semiconductor, Ltd. (I)	999	9,730
Amkor Technology, Inc. (I)	15,066	102,449
Axcelis Technologies, Inc. (I)	3,500	9,240
AXT, Inc. (I)	3,200	7,680
Brooks Automation, Inc.	6,288	70,111
Cabot Microelectronics Corp. (I)	9,277	389,263
Cascade Microtech, Inc. (I)	1,613	26,211
Cavium, Inc. (I)	8,320	558,355
Cirrus Logic, Inc. (I)	4,265	141,001
Cohu, Inc.	3,324	43,578
Cree, Inc. (I)(L)	2,540	70,206
Diodes, Inc. (I)	2,824	65,771
DSP Group, Inc. (I)	3,161	32,969
Entegris, Inc. (I)	40,852	556,404
Fairchild Semiconductor International, Inc. (I)	31,847	622,290
First Solar, Inc. (I)	7,238	409,019
FormFactor, Inc. (I)	1,700	14,807
GSI Technology, Inc. (I)	2,286	9,144
Integrated Silicon Solution, Inc.	3,214	73,568
Intersil Corp., Class A	29,940	433,531
IXYS Corp.	2,660	33,862
Kulicke & Soffa Industries, Inc. (I)	36,673	433,108
Lattice Semiconductor Corp. (I)	4,356	27,399
Marvell Technology Group, Ltd.	35,778	316,993
Microsemi Corp. (I)	16,625	598,666
MKS Instruments, Inc.	4,675	172,367

SEE NOTES TO FUND'S INVESTMENTS23

New Opportunities Fund

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
NeoPhotonics Corp. (I)	1,108	$11,501
ON Semiconductor Corp. (I)	10,826	118,653
Photronics, Inc. (I)	11,375	124,784
PMC-Sierra, Inc. (I)	12,080	142,906
Power Integrations, Inc.	16,220	838,574
Qorvo, Inc. (I)	606	35,190
Rudolph Technologies, Inc. (I)	3,096	44,056
Sigma Designs, Inc. (I)	4,474	38,857
Silicon Laboratories, Inc. (I)	2,016	109,086
Tessera Technologies, Inc.	13,146	418,700
Ultra Clean Holdings, Inc. (I)	429	2,175
Software 2.8%
Aspen Technology, Inc. (I)	10,760	472,902
Barracuda Networks, Inc. (I)	15,712	298,999
Blackbaud, Inc.	17,206	1,062,987
Bottomline Technologies, Inc. (I)	28,052	867,087
EnerNOC, Inc. (I)	1,705	7,263
Epiq Systems, Inc.	3,144	42,538
Interactive Intelligence Group, Inc. (I)	12,020	414,209
Mentor Graphics Corp.	163	3,053
MicroStrategy, Inc., Class A (I)	2,268	393,203
Progress Software Corp. (I)	2,818	67,604
Rovi Corp. (I)	66,921	790,337
Seachange International, Inc. (I)	4,794	33,414
SS&C Technologies Holdings, Inc.	5,989	430,609
Take-Two Interactive Software, Inc. (I)	2,184	77,248
Tyler Technologies, Inc. (I)	4,956	884,349
Verint Systems, Inc. (I)	7,494	351,094
Zynga, Inc., Class A (I)	33,324	85,976
Technology hardware, storage and peripherals 0.9%
Concurrent Computer Corp.	526	2,614
Cray, Inc. (I)	15,857	549,762
Electronics For Imaging, Inc. (I)	16,114	790,875
Hutchinson Technology, Inc. (I)	3,000	11,070
Imation Corp. (I)	4,479	8,734
Intevac, Inc. (I)	3,303	16,416
Lexmark International, Inc., Class A	5,274	181,109
QLogic Corp. (I)	3,715	47,924
Super Micro Computer, Inc. (I)	15,886	390,160
Materials 5.7%		12,562,390
Chemicals 2.6%
A. Schulman, Inc.	2,806	97,116
Airgas, Inc.	3,103	428,835
Albemarle Corp.	5,124	274,441
Axiall Corp.	5,946	123,915
Balchem Corp.	12,668	867,631
Cabot Corp.	4,242	184,697
Calgon Carbon Corp.	3,288	55,600
Chase Corp.	1,432	63,581
Chemtura Corp. (I)	6,121	188,037

24SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Materials (continued)
Chemicals (continued)
Cytec Industries, Inc.	2,824	$211,433
Flotek Industries, Inc. (I)	23,305	266,143
FutureFuel Corp.	1,746	25,003
Hawkins, Inc.	314	12,874
HB Fuller Company	3,415	135,951
Huntsman Corp.	10,047	125,788
Innophos Holdings, Inc.	1,265	37,596
Innospec, Inc.	1,468	85,731
Intrepid Potash, Inc. (I)	384	1,379
KMG Chemicals, Inc.	709	13,989
Kraton Performance Polymers, Inc. (I)	31,169	693,510
Kronos Worldwide, Inc.	198	1,281
LSB Industries, Inc. (I)	655	4,657
Minerals Technologies, Inc.	10,112	622,292
Olin Corp.	4,413	96,071
OMNOVA Solutions, Inc. (I)	2,908	21,868
PolyOne Corp.	11,439	411,575
Sensient Technologies Corp.	7,203	481,449
Stepan Company	828	43,106
Trecora Resources (I)	745	10,773
Tredegar Corp.	854	13,459
Tronox, Ltd., Class A	4,271	24,857
Construction materials 0.2%
Eagle Materials, Inc.	5,178	357,696
United States Lime & Minerals, Inc.	169	8,756
Containers and packaging 1.0%
Bemis Company, Inc.	6,269	295,395
Graphic Packaging Holding Company	47,431	648,382
Greif, Inc., Class A	1,392	49,374
Myers Industries, Inc.	1,165	18,058
Owens-Illinois, Inc. (I)	51,160	986,876
Sonoco Products Company	6,439	282,157
Metals and mining 1.1%
Allegheny Technologies, Inc.	2,637	33,411
AM Castle & Company (I)(L)	3,851	9,088
Ampco-Pittsburgh Corp.	913	10,600
Carpenter Technology Corp.	1,798	64,620
Century Aluminum Company (I)	4,950	18,464
Coeur Mining, Inc. (I)	10,706	27,407
Commercial Metals Company	8,322	123,082
Friedman Industries, Inc.	1,405	8,346
Globe Specialty Metals, Inc.	2,577	26,208
Haynes International, Inc.	8,237	322,067
Hecla Mining Company	2,428	4,686
Kaiser Aluminum Corp.	1,613	138,266
Materion Corp.	1,743	50,582
Olympic Steel, Inc.	1,477	16,631
Reliance Steel & Aluminum Company	6,607	388,558
Schnitzer Steel Industries, Inc., Class A	1,338	22,090
Steel Dynamics, Inc.	17,570	305,542
SunCoke Energy, Inc.	4,139	15,645

SEE NOTES TO FUND'S INVESTMENTS25

New Opportunities Fund

	Shares	Value
Materials (continued)
Metals and mining (continued)
Synalloy Corp.	380	$3,116
TimkenSteel Corp.	882	9,005
United States Steel Corp. (L)	10,162	82,007
Universal Stainless & Alloy Products, Inc. (I)	1,778	19,202
Worthington Industries, Inc.	23,573	725,341
Paper and forest products 0.8%
Boise Cascade Company (I)	1,639	51,301
Clearwater Paper Corp. (I)	1,598	77,998
Domtar Corp.	19,956	819,992
KapStone Paper and Packaging Corp.	28,086	681,647
Mercer International, Inc.	6,255	66,616
PH Glatfelter Company	3,797	67,549
Resolute Forest Products, Inc. (I)	4,257	32,779
Schweitzer-Mauduit International, Inc.	1,655	69,212
Telecommunication services 0.8%		1,715,540
Diversified telecommunication services 0.5%
Atlantic Tele-Network, Inc.	749	58,924
Consolidated Communications Holdings, Inc.	1,295	28,218
Frontier Communications Corp.	70,278	350,687
General Communication, Inc., Class A (I)	4,737	98,387
Hawaiian Telcom Holdco, Inc. (I)	53	1,258
Iridium Communications, Inc. (I)(L)	57,161	467,005
Lumos Networks Corp.	879	10,363
Premiere Global Services, Inc. (I)	5,324	73,844
Vonage Holdings Corp. (I)	9,287	59,901
Windstream Holdings, Inc. (L)	2,254	14,042
Wireless telecommunication services 0.3%
Boingo Wireless, Inc. (I)	1,938	12,830
Leap Wireless International, Inc. (I)	3,505	8,833
Shenandoah Telecommunications Company	2,436	117,610
Spok Holdings, Inc.	3,600	66,492
Telephone & Data Systems, Inc.	9,751	275,856
United States Cellular Corp. (I)	1,710	71,290
Utilities 0.4%		882,887
Gas utilities 0.3%
UGI Corp.	19,290	668,784
Independent power and renewable electricity producers 0.1%
Calpine Corp. (I)	2,119	31,319
NRG Energy, Inc.	6,494	80,266
Ormat Technologies, Inc.	2,376	87,318
Water utilities 0.0%
Consolidated Water Company, Ltd.	1,250	15,200
Exchange-traded funds 0.1%		$137,046
(Cost $129,869)
iShares Russell 2000 Value ETF	1,400	137,046
Warrants 0.0%		$3
(Cost $0)
Magnum Hunter Resources Corp. (Expiration Date: 4-15-16; Strike Price: $8.50) (I)	208	3

26SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Yield (%)		Shares	Value
Securities lending collateral 2.3%				$4,978,240
(Cost $4,978,117)
John Hancock Collateral Trust (W)	0.1456(Y	)	497,555	4,978,240
Short-term investments 1.3%				$2,926,646
(Cost $2,926,646)
Money market funds 1.3%				2,926,646
State Street Institutional Liquid Reserves Fund	0.1503(Y	)	1,335,662	1,335,662
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	1,563,178	1,563,178
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	27,806	27,806
Total investments (Cost $194,581,057)† 101.9%				$224,422,336
Other assets and liabilities, net (1.9%)				($4,151,174)
Total net assets 100.0%				$220,271,162

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $4,862,008.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $196,236,136. Net unrealized appreciation aggregated $28,186,200, of which $47,707,344 related to appreciated investment securities and $19,521,144 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS27

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$29,171,614	$29,171,614	—	—
Consumer staples	6,703,552	6,703,552	—	—
Energy	9,721,779	9,721,779	—	—
Financials	55,948,011	55,948,010	—	$1
Health care	22,962,503	22,960,451	—	2,052
Industrials	39,916,072	39,916,072	—	—
Information technology	36,796,053	36,796,053	—	—
Materials	12,562,390	12,562,390	—	—
Telecommunication services	1,715,540	1,706,707	—	8,833
Utilities	882,887	882,887	—	—
Exchange-traded funds	137,046	137,046	—	—
Warrants	3	—	$3	—
Securities lending collateral	4,978,240	4,978,240	—	—
Short-term investments	2,926,646	2,926,646	—	—
Total investments in securities	$224,422,336	$224,411,447	$3	$10,886

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

28

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	452Q1	11/15
This report is for the information of the shareholders of John Hancock New Opportunities Fund.		1/16

John Hancock

Blue Chip Growth Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsBlue Chip Growth Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 99.4%		$2,697,589,028
(Cost $1,369,158,615)
Consumer discretionary 26.4%		715,957,967
Auto components 0.2%
BorgWarner, Inc.	15,500	661,695
Delphi Automotive PLC	46,600	4,095,208
Automobiles 0.4%
Ferrari NV (I)(L)	16,280	754,578
Tesla Motors, Inc. (I)(L)	45,070	10,377,818
Hotels, restaurants and leisure 4.2%
Carnival Corp.	27,700	1,399,681
Chipotle Mexican Grill, Inc. (I)	17,300	10,026,215
Hilton Worldwide Holdings, Inc.	606,934	14,093,007
Las Vegas Sands Corp.	7,400	326,044
Marriott International, Inc., Class A	113,685	8,061,403
MGM Resorts International (I)	496,000	11,279,040
Norwegian Cruise Line Holdings, Ltd. (I)	279,500	16,054,480
Royal Caribbean Cruises, Ltd.	168,100	15,567,741
Starbucks Corp.	609,200	37,398,788
Internet and catalog retail 12.5%
Amazon.com, Inc. (I)	298,711	198,583,072
Ctrip.com International, Ltd., ADR (I)(L)	141,300	15,120,513
JD.com, Inc., ADR (I)	93,700	2,874,716
Netflix, Inc. (I)	307,100	37,874,643
The Priceline Group, Inc. (I)	68,400	85,421,340
Media 1.0%
The Walt Disney Company	240,300	27,266,841
Time Warner, Inc.	3,200	223,936
Specialty retail 6.3%
AutoZone, Inc. (I)	21,600	16,929,432
CarMax, Inc. (I)	49,800	2,853,540
L Brands, Inc.	90,378	8,622,965
Lowe's Companies, Inc.	512,800	39,280,480
O'Reilly Automotive, Inc. (I)	121,600	32,086,592
Ross Stores, Inc.	321,500	16,721,215
The Home Depot, Inc.	256,400	34,326,832
Tractor Supply Company	210,500	18,808,175
Textiles, apparel and luxury goods 1.8%
Hanesbrands, Inc.	678,800	20,818,796
NIKE, Inc., Class B	194,600	25,741,688
PVH Corp.	7,700	702,933
VF Corp.	24,800	1,604,560
Consumer staples 2.6%		68,984,100
Beverages 0.5%
Constellation Brands, Inc., Class A	66,600	9,341,316
Molson Coors Brewing Company, Class B	8,500	782,255
Monster Beverage Corp. (I)	15,900	2,458,299
Food and staples retailing 1.9%
Costco Wholesale Corp.	46,600	7,522,172
CVS Health Corp.	209,110	19,675,160

2SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
Walgreens Boots Alliance, Inc.	297,800	$25,024,134
Personal products 0.2%
The Estee Lauder Companies, Inc., Class A	49,700	4,180,764
Energy 0.4%		9,676,361
Oil, gas and consumable fuels 0.4%
Cimarex Energy Company	31,400	3,737,228
Concho Resources, Inc. (I)	21,800	2,385,792
EQT Corp.	15,300	875,466
Pioneer Natural Resources Company	18,500	2,677,875
Financials 6.2%		169,361,597
Banks 0.1%
Citigroup, Inc.	43,600	2,358,324
Capital markets 3.2%
Ameriprise Financial, Inc.	97,389	11,000,088
Morgan Stanley	901,200	30,911,160
Northern Trust Corp.	46,611	3,493,028
State Street Corp.	189,829	13,777,789
TD Ameritrade Holding Corp.	645,000	23,626,350
The Bank of New York Mellon Corp.	120,300	5,273,952
Diversified financial services 1.0%
Intercontinental Exchange, Inc.	102,950	26,750,528
Insurance 0.3%
Marsh & McLennan Companies, Inc.	157,600	8,715,280
Real estate investment trusts 1.6%
American Tower Corp.	437,262	43,455,098
Health care 24.2%		657,551,877
Biotechnology 9.2%
AbbVie, Inc.	25,600	1,488,640
Alexion Pharmaceuticals, Inc. (I)	361,100	64,434,684
Amgen, Inc.	6,400	1,031,040
Biogen, Inc. (I)	85,100	24,411,786
Celgene Corp. (I)	452,600	49,537,070
Gilead Sciences, Inc.	456,600	48,381,336
Incyte Corp. (I)	32,000	3,655,680
Regeneron Pharmaceuticals, Inc. (I)	59,400	32,343,300
Vertex Pharmaceuticals, Inc. (I)	193,400	25,018,224
Health care equipment and supplies 2.2%
Becton, Dickinson and Company	139,400	20,944,850
Hologic, Inc. (I)	68,800	2,776,080
Intuitive Surgical, Inc. (I)	35,600	18,512,712
Medtronic PLC	96,950	7,304,213
Stryker Corp.	108,321	10,448,644
Health care providers and services 6.0%
Aetna, Inc.	114,200	11,734,050
AmerisourceBergen Corp.	95,400	9,410,256
Anthem, Inc.	167,100	21,786,498
Cardinal Health, Inc.	209,000	18,151,650
Cigna Corp.	4,800	647,904

SEE NOTES TO FUND'S INVESTMENTS3

Blue Chip Growth Fund

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Henry Schein, Inc. (I)	24,700	$3,865,056
Humana, Inc.	28,500	4,806,810
McKesson Corp.	298,300	56,483,105
UnitedHealth Group, Inc.	332,600	37,487,346
Life sciences tools and services 1.4%
Thermo Fisher Scientific, Inc.	269,600	37,312,640
Pharmaceuticals 5.4%
Allergan PLC (I)	221,473	69,518,160
Bristol-Myers Squibb Company	441,700	29,598,317
Eli Lilly & Company	271,300	22,257,452
Perrigo Company PLC	1,800	268,902
Shire PLC, ADR	10,400	2,166,944
Valeant Pharmaceuticals International, Inc. (I)	220,800	19,863,168
Zoetis, Inc.	40,800	1,905,360
Industrials 9.8%		265,988,254
Aerospace and defense 1.9%
Lockheed Martin Corp.	16,800	3,681,888
Rockwell Collins, Inc.	8,900	824,852
Textron, Inc.	139,000	5,931,130
The Boeing Company	287,800	41,860,510
Air freight and logistics 0.7%
FedEx Corp.	114,800	18,200,392
Airlines 2.1%
Alaska Air Group, Inc.	113,600	9,057,328
American Airlines Group, Inc.	801,200	33,057,512
Delta Air Lines, Inc.	4,000	185,840
United Continental Holdings, Inc. (I)	257,600	14,356,048
Industrial conglomerates 3.8%
Danaher Corp.	885,974	85,399,034
Roper Technologies, Inc.	95,400	18,458,946
Machinery 0.4%
Flowserve Corp.	7,800	360,672
Wabtec Corp.	135,500	10,856,260
Professional services 0.2%
IHS, Inc., Class A (I)	32,300	3,982,913
Road and rail 0.7%
Canadian Pacific Railway, Ltd.	78,300	11,546,901
J.B. Hunt Transport Services, Inc.	80,700	6,313,968
Union Pacific Corp.	22,800	1,914,060
Information technology 28.5%		774,174,477
Internet software and services 14.4%
Akamai Technologies, Inc. (I)	50,200	2,892,022
Alibaba Group Holding, Ltd., ADR (I)	442,144	37,175,468
Alphabet, Inc., Class A (I)	91,684	69,941,139
Alphabet, Inc., Class C (I)	149,529	111,040,235
Baidu, Inc., ADR (I)	93,100	20,293,007
Facebook, Inc., Class A (I)	905,865	94,427,368
LinkedIn Corp., Class A (I)	83,700	20,348,307

4SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

			Shares	Value
Information technology (continued)
Internet software and services (continued)
	Tencent Holdings, Ltd.		1,705,200	$33,886,349
IT services 6.8%
	Cognizant Technology Solutions Corp., Class A (I)		91,000	5,876,780
	First Data Corp., Class A (I)		207,500	3,486,000
	Fiserv, Inc. (I)		259,000	24,926,160
	MasterCard, Inc., Class A		718,700	70,375,104
	PayPal Holdings, Inc. (I)		43,500	1,533,810
	Visa, Inc., Class A		1,003,100	79,254,931
Software 5.7%
	Electronic Arts, Inc. (I)		120,800	8,189,032
	Microsoft Corp.		1,272,700	69,171,245
	Red Hat, Inc. (I)		209,003	17,014,934
	salesforce.com, Inc. (I)		541,500	43,152,135
	ServiceNow, Inc. (I)		188,100	16,366,581
Technology hardware, storage and peripherals 1.6%
	Apple, Inc.		378,900	44,823,870
Materials 1.3%				35,344,145
Chemicals 1.3%
	Ashland, Inc.		67,400	7,592,610
	Ecolab, Inc.		116,900	13,929,804
	PPG Industries, Inc.		2,000	211,480
	The Sherwin-Williams Company		49,300	13,610,251
Telecommunication services 0.0%				550,250
Wireless telecommunication services 0.0%
	T-Mobile US, Inc. (I)		15,500	550,250
	Yield (%	)	Shares	Value
Securities lending collateral 0.5%				$13,708,803
(Cost $13,708,249)
John Hancock Collateral Trust (W)	0.1456(Y	)	1,370,140	13,708,803
Short-term investments 0.5%
(Cost $12,471,288)
Money market funds 0.5%				12,471,288
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	500,000	500,000
T. Rowe Price Reserve Investment Fund	0.1237(Y	)	11,971,288	11,971,288
Total investments (Cost $1,395,338,152)† 100.4%				$2,723,769,119
Other assets and liabilities, net (0.4%)				($10,284,474)
Total net assets 100.0%				$2,713,484,645

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $13,450,334.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,405,530,313. Net unrealized appreciation aggregated $1,318,238,806, of which $1,333,176,903 related to appreciated investment securities and $14,938,097 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$715,957,967	$715,957,967	—	—
Consumer staples	68,984,100	68,984,100	—	—
Energy	9,676,361	9,676,361	—	—
Financials	169,361,597	169,361,597	—	—
Health care	657,551,877	657,551,877	—	—
Industrials	265,988,254	265,988,254	—	—
Information technology	774,174,477	740,288,128	$33,886,349	—
Materials	35,344,145	35,344,145	—	—
Telecommunication services	550,250	550,250	—	—
Securities lending collateral	13,708,803	13,708,803	—	—
Short-term investments	12,471,288	12,471,288	—	—
Total investments in securities	$2,723,769,119	$2,689,882,770	$33,886,349	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	457Q1	11/15
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund.		1/16

John Hancock

Equity Income Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsEquity Income Fund

As of 11-30-15 (unaudited)
	Shares	Value
Common stocks 97.2%		$1,834,527,914
(Cost $1,626,057,383)
Consumer discretionary 10.1%		191,120,514
Auto components 0.8%
Johnson Controls, Inc.	337,300	15,515,800
Automobiles 0.9%
Ford Motor Company	269,400	3,860,502
General Motors Company	374,339	13,551,072
Distributors 0.2%
Genuine Parts Company	39,950	3,620,669
Hotels, restaurants and leisure 1.5%
Carnival Corp.	304,700	15,396,491
Las Vegas Sands Corp.	294,100	12,958,046
Leisure products 1.1%
Mattel, Inc. (L)	873,000	21,702,780
Media 3.8%
Cablevision Systems Corp., Class A	108,200	3,300,100
Comcast Corp., Class A	252,700	15,379,322
News Corp., Class A	664,100	9,529,835
The Walt Disney Company	114,300	12,969,621
Time Warner, Inc.	56,766	3,972,485
Twenty-First Century Fox, Inc., Class A	469,100	13,843,141
Twenty-First Century Fox, Inc., Class B	277,700	8,317,115
Viacom, Inc., Class B	82,300	4,097,717
Multiline retail 1.5%
Kohl's Corp.	360,100	16,971,513
Macy's, Inc.	273,900	10,704,012
Specialty retail 0.3%
Staples, Inc.	449,900	5,430,293
Consumer staples 3.9%		73,245,669
Beverages 1.0%
PepsiCo, Inc.	190,900	19,120,544
Food and staples retailing 0.7%
Wal-Mart Stores, Inc.	218,800	12,874,192
Food products 1.9%
Archer-Daniels-Midland Company	495,300	18,073,497
Campbell Soup Company	61,100	3,191,864
Kellogg Company	134,700	9,263,319
McCormick & Company, Inc.	59,400	5,103,648
Household products 0.2%
The Clorox Company	23,500	2,921,050
Personal products 0.1%
Avon Products, Inc.	781,900	2,697,555
Energy 11.1%		209,395,550
Oil, gas and consumable fuels 11.1%
Anadarko Petroleum Corp.	163,236	9,777,836
Apache Corp.	583,400	28,691,612
BP PLC, ADR	63,192	2,186,443
Canadian Natural Resources, Ltd.	593,500	14,362,700

2SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Chevron Corp.	286,360	$26,150,395
Columbia Pipeline Group, Inc.	663,300	12,715,461
Exxon Mobil Corp.	533,624	43,575,736
Hess Corp.	395,000	23,305,000
Occidental Petroleum Corp.	208,700	15,775,633
Royal Dutch Shell PLC, ADR, Class A	526,900	26,218,544
Total SA, ADR (L)	134,200	6,636,190
Financials 24.5%		463,460,011
Banks 9.9%
Bank of America Corp.	1,859,422	32,409,725
Citigroup, Inc.	378,400	20,467,656
Fifth Third Bancorp	280,900	5,806,203
JPMorgan Chase & Co.	953,914	63,606,986
Royal Bank of Scotland Group PLC (I)	2,577,639	11,737,843
The PNC Financial Services Group, Inc.	167,400	15,988,374
U.S. Bancorp	302,800	13,289,892
Wells Fargo & Company	440,800	24,288,080
Capital markets 5.5%
Ameriprise Financial, Inc.	129,900	14,672,205
Morgan Stanley	762,400	26,150,320
Northern Trust Corp.	344,900	25,846,806
Och-Ziff Capital Management Group LLC, Class A	451,500	2,790,270
State Street Corp.	259,400	18,827,252
The Bank of New York Mellon Corp.	378,400	16,589,056
Consumer finance 1.2%
American Express Company	324,500	23,247,180
Insurance 5.8%
Loews Corp.	569,500	21,578,355
Marsh & McLennan Companies, Inc.	469,800	25,979,940
MetLife, Inc.	600,600	30,684,654
Sun Life Financial, Inc.	254,900	8,411,700
The Chubb Corp.	97,200	12,687,516
Willis Group Holdings PLC	93,000	4,274,280
XL Group PLC	132,800	5,070,304
Real estate investment trusts 2.1%
Digital Realty Trust, Inc.	164,300	11,847,673
Rayonier, Inc.	377,300	9,104,249
The Macerich Company	24,300	1,899,045
Weyerhaeuser Company	503,713	16,204,447
Health care 9.1%		170,845,971
Biotechnology 0.6%
Gilead Sciences, Inc.	95,200	10,087,392
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	28,900	4,342,225
Health care providers and services 1.0%
Anthem, Inc.	146,100	19,048,518
Pharmaceuticals 7.3%
Bristol-Myers Squibb Company	376,400	25,222,564
GlaxoSmithKline PLC	610,776	12,412,860

SEE NOTES TO FUND'S INVESTMENTS3

Equity Income Fund

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Johnson & Johnson	369,100	$37,367,684
Merck & Company, Inc.	478,300	25,354,683
Pfizer, Inc.	1,129,388	37,010,045
Industrials 12.5%		235,502,990
Aerospace and defense 2.3%
Honeywell International, Inc.	22,400	2,328,480
The Boeing Company	253,000	36,798,850
United Technologies Corp.	38,000	3,649,900
Air freight and logistics 1.2%
United Parcel Service, Inc., Class B	214,800	22,126,548
Airlines 0.2%
Southwest Airlines Company	95,100	4,363,188
Building products 0.0%
USG Corp. (I)	34,100	821,128
Commercial services and supplies 0.7%
Tyco International PLC	371,800	13,128,258
Electrical equipment 1.2%
Eaton Corp. PLC	10,326	600,560
Emerson Electric Company	427,300	21,365,000
Industrial conglomerates 3.3%
General Electric Company (L)	2,097,500	62,799,150
Machinery 3.1%
Cummins, Inc.	19,600	1,967,252
Deere & Company	206,000	16,391,420
Illinois Tool Works, Inc.	250,700	23,560,786
Pentair PLC	283,300	16,063,110
Road and rail 0.5%
Canadian Pacific Railway, Ltd.	8,500	1,253,495
Union Pacific Corp.	98,700	8,285,865
Information technology 11.0%		208,135,341
Communications equipment 3.3%
Cisco Systems, Inc.	754,300	20,554,675
Harris Corp.	255,800	21,264,654
QUALCOMM, Inc.	413,900	20,194,181
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	61,600	4,132,744
IT services 0.1%
IBM Corp.	18,800	2,621,096
Semiconductors and semiconductor equipment 3.1%
Analog Devices, Inc.	247,600	15,259,588
Applied Materials, Inc.	1,228,900	23,066,453
Texas Instruments, Inc.	351,300	20,417,556
Software 2.6%
CA, Inc.	272,900	7,671,219
Microsoft Corp.	765,400	41,599,490
Technology hardware, storage and peripherals 1.7%
Dell, Inc. (I)(R)	1,010,600	15,678,123
EMC Corp.	546,200	13,840,708

4SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

			Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
	Western Digital Corp.		29,400	$1,834,854
Materials 4.5%				84,841,646
Chemicals 1.3%
	E.I. du Pont de Nemours & Company		373,600	25,158,224
Construction materials 0.9%
	Vulcan Materials Company		172,300	17,690,041
Containers and packaging 0.2%
	WestRock Company		62,526	3,165,691
Metals and mining 0.9%
	Nucor Corp.		418,200	17,334,390
Paper and forest products 1.2%
	International Paper Company		513,825	21,493,300
Telecommunication services 3.3%				63,066,145
Diversified telecommunication services 3.1%
	AT&T, Inc.		334,773	11,271,807
	CenturyLink, Inc.		330,298	8,894,925
	Telefonica SA		738,439	9,088,411
	Verizon Communications, Inc.		642,377	29,196,035
Wireless telecommunication services 0.2%
	Vodafone Group PLC		1,371,322	4,614,967
Utilities 7.2%				134,914,077
Electric utilities 4.6%
	Duke Energy Corp.		209,936	14,225,263
	Edison International		203,000	12,050,080
	Entergy Corp.		310,800	20,708,604
	FirstEnergy Corp.		665,675	20,895,538
	Xcel Energy, Inc.		531,600	18,956,856
Independent power and renewable electricity producers 0.8%
	AES Corp.		1,455,100	14,536,449
Multi-utilities 1.8%
	NiSource, Inc.		882,300	16,931,337
	PG&E Corp.		315,000	16,609,950
	Rate (% )	Maturity date	Par value	Value
Corporate bonds 0.0%				$677,295
(Cost $641,491)
Health care 0.0%				677,295
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Inc. (S)	5.875	05-15-23	783,000	677,295
			Shares	Value
Rights 0.0%				$267,598
(Cost $271,235)
	Telefonica SA (I)(N)		738,412	267,598
	Yield (%)		Shares	Value
Securities lending collateral 1.1%				$21,090,577
(Cost $21,090,968)
John Hancock Collateral Trust (W)	0.1456(Y)		2,107,919	21,090,577

SEE NOTES TO FUND'S INVESTMENTS5

Equity Income Fund

	Yield (%)	Shares	Value
Short-term investments 2.8%
(Cost $53,236,027)
Money market funds 2.8%			$53,236,027
State Street Institutional U.S. Government Money Market Fund	0.0000(Y)	1,509,485	1,509,485
T. Rowe Price Reserve Investment Fund	0.1237(Y)	51,726,542	51,726,542
Total investments (Cost $1,701,297,104)† 101.1%			$1,909,799,411
Other assets and liabilities, net (1.1%)			($21,569,318)
Total net assets 100.0%			$1,888,230,093

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 11-30-15. The value of securities on loan amounted to $20,656,506.
(N)	Strike price and/or expiration date not available.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $1,717,720,942. Net unrealized appreciation aggregated $192,078,469, of which $284,002,557 related to appreciated investment securities and $91,924,088 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$191,120,514	$191,120,514	—	—
Consumer staples	73,245,669	73,245,669	—	—
Energy	209,395,550	209,395,550	—	—
Financials	463,460,011	451,722,168	$11,737,843	—
Health care	170,845,971	158,433,111	12,412,860	—
Industrials	235,502,990	235,502,990	—	—
Information technology	208,135,341	192,457,218	—	$15,678,123
Materials	84,841,646	84,841,646	—	—
Telecommunication services	63,066,145	49,362,767	13,703,378	—
Utilities	134,914,077	134,914,077	—	—
Corporate bonds	677,295	—	677,295	—
Rights	267,598	267,598	—	—
Securities lending collateral	21,090,577	21,090,577	—	—
Short-term investments	53,236,027	53,236,027	—	—
Total investments in securities	$1,909,799,411	$1,855,589,912	$38,531,376	$15,678,123

Direct placement securities. The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2015.

Issuer, Description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 11-30-15
Dell, Inc.	11-26-08 to 10-17-12	$11,534,342	1,010,600	1,010,600	0.83%	$15,678,123

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	458Q1	11/15
This report is for the information of the shareholders of John Hancock Equity Income Fund.		1/16

John Hancock

Spectrum Income Fund

Quarterly portfolio holdings 11/30/15

Fund's investmentsSpectrum Income Fund

As of 11-30-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.8%					$219,850,456
(Cost $218,943,481)
U.S. Government 8.3%					76,700,360
U.S. Treasury
Bond	2.500		02-15-45	770,000	694,624
Bond	2.750		08-15-42	315,000	302,117
Bond	2.750		11-15-42	1,995,000	1,909,277
Bond	3.000		05-15-42	2,175,000	2,197,089
Bond	3.000		11-15-44	2,775,000	2,779,878
Bond	3.000		05-15-45	5,900,000	5,908,065
Bond	3.125		02-15-43	2,975,000	3,063,087
Bond	3.125		08-15-44	160,000	164,388
Bond	3.375		05-15-44	1,610,000	1,736,032
Bond	3.500		02-15-39	690,000	767,221
Bond	3.625		08-15-43	1,365,000	1,544,743
Bond	3.625		02-15-44	1,335,000	1,509,749
Bond	4.375		05-15-41	1,525,000	1,933,413
Bond	4.625		02-15-40	25,000	32,713
Bond	5.375		02-15-31	405,000	552,240
Bond	6.125		11-15-27	300,000	418,113
Bond	6.125		08-15-29	340,000	485,337
Note	0.500		07-31-17	290,000	288,278
Note	0.625		09-30-17	1,665,000	1,656,675
Note	0.875		11-15-17	2,495,000	2,491,589
Note	0.875		07-15-18	180,000	178,763
Note	1.000		12-15-17	50,000	50,020
Note	1.000		09-15-18	625,000	621,729
Note	1.250		10-31-18	6,555,000	6,563,449
Note	1.250		01-31-20	185,000	182,846
Note	1.375		09-30-20	1,250,000	1,233,691
Note	1.500		05-31-19	5,165,000	5,187,597
Note	1.500		11-30-19	340,000	340,027
Note	1.750		05-15-23	365,000	357,486
Note	2.000		02-15-22	435,000	437,770
Note	2.000		02-15-25	3,450,000	3,389,625
Note	2.250		11-15-24	335,000	336,727
Note	2.375		08-15-24	40,000	40,648
Note	2.500		05-15-24	420,000	431,583
Note	2.625		08-15-20	570,000	595,004
Note	3.125		05-15-19	125,000	132,412
Note	3.125		05-15-21	465,000	497,005
Note	3.625		02-15-20	445,000	482,790
Note	3.750		11-15-18	135,000	144,935
Strip	1.799		05-15-21	540,000	486,208
Treasury Inflation Protected Security	0.125		04-15-16	2,867,074	2,852,925
Treasury Inflation Protected Security	0.125		04-15-17	2,865,377	2,861,647
Treasury Inflation Protected Security	0.125		04-15-18	5,279,278	5,279,209
Treasury Inflation Protected Security	0.125		04-15-19	3,982,463	3,971,316
Treasury Inflation Protected Security	0.125		04-15-20	594,436	589,544
Treasury Inflation Protected Security	0.125		01-15-22	15,770	15,402
Treasury Inflation Protected Security	0.125		07-15-22	320,776	313,566
Treasury Inflation Protected Security	0.125		07-15-24	626,344	600,736
Treasury Inflation Protected Security	0.250		01-15-25	351,631	338,985
Treasury Inflation Protected Security	0.375		07-15-23	562,381	554,538

2SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government (continued)
Treasury Inflation Protected Security	0.375		07-15-25	180,617	$176,695
Treasury Inflation Protected Security	0.625		01-15-24	2,865,722	2,861,131
Treasury Inflation Protected Security	0.625		02-15-43	248,400	214,789
Treasury Inflation Protected Security	0.750		02-15-45	247,568	220,561
Treasury Inflation Protected Security	1.250		07-15-20	1,571,213	1,643,555
Treasury Inflation Protected Security	1.375		07-15-18	937,967	973,909
Treasury Inflation Protected Security	1.625		01-15-18	424,126	438,492
Treasury Inflation Protected Security	2.125		01-15-19	277,083	294,479
Treasury Inflation Protected Security	2.500		01-15-29	310,332	373,938
U.S. Government Agency 15.5%					143,150,096
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500		05-01-28	569,839	580,457
15 Yr Pass Thru	4.000		01-01-25	42,157	44,717
15 Yr Pass Thru	4.000		05-01-26	109,990	116,943
15 Yr Pass Thru	4.500		11-01-18	12,885	13,378
15 Yr Pass Thru	4.500		01-01-19	10,403	10,801
15 Yr Pass Thru	4.500		05-01-19	12,069	12,553
15 Yr Pass Thru	5.000		10-01-18	13,349	13,891
15 Yr Pass Thru	5.000		11-01-18	16,146	16,802
15 Yr Pass Thru	5.000		12-01-23	107,036	114,507
15 Yr Pass Thru	5.000		07-01-25	21,569	22,446
15 Yr Pass Thru	5.500		03-01-18	5,772	5,999
15 Yr Pass Thru	5.500		11-01-18	8,960	9,387
15 Yr Pass Thru	5.500		01-01-21	69,929	74,687
15 Yr Pass Thru	5.500		11-01-21	10,581	11,085
15 Yr Pass Thru	6.000		04-01-17	844	865
15 Yr Pass Thru	6.000		05-01-17	1,568	1,614
15 Yr Pass Thru	6.000		07-01-17	604	624
15 Yr Pass Thru	6.000		07-01-21	5,665	6,115
15 Yr Pass Thru	6.000		08-01-21	7,071	7,651
15 Yr Pass Thru	6.000		10-01-21	22,842	24,707
15 Yr Pass Thru	6.000		11-01-21	3,307	3,589
15 Yr Pass Thru	6.000		08-01-22	1,639	1,776
15 Yr Pass Thru	6.500		05-01-17	898	929
15 Yr Pass Thru	6.500		06-01-17	895	924
15 Yr Pass Thru	6.500		07-01-17	1,955	2,023
15 Yr Pass Thru	6.500		08-01-17	604	625
30 Yr Pass Thru (P)	2.245		01-01-36	1,132	1,197
30 Yr Pass Thru (P)	2.284		06-01-38	28,004	29,541
30 Yr Pass Thru (P)	2.339		01-01-37	5,720	6,074
30 Yr Pass Thru (P)	2.341		09-01-35	16,151	16,969
30 Yr Pass Thru (P)	2.358		02-01-37	34,237	36,268
30 Yr Pass Thru (P)	2.407		02-01-37	18,984	20,188
30 Yr Pass Thru (P)	2.424		05-01-37	20,652	21,905
30 Yr Pass Thru (P)	2.474		07-01-35	22,886	24,181
30 Yr Pass Thru (P)	2.475		07-01-35	13,454	14,215
30 Yr Pass Thru (P)	2.535		09-01-32	875	923
30 Yr Pass Thru (P)	2.560		03-01-36	9,933	10,515
30 Yr Pass Thru (P)	2.617		11-01-35	3,334	3,541
30 Yr Pass Thru (P)	2.770		02-01-37	30,983	32,948
30 Yr Pass Thru	3.000		12-01-42	139,878	141,020
30 Yr Pass Thru	3.000		01-01-43	1,045,273	1,052,175
30 Yr Pass Thru	3.000		06-01-43	778,341	783,237

SEE NOTES TO FUND'S INVESTMENTS3

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		09-01-42		712,046	$737,591
30 Yr Pass Thru	3.500		11-01-42		250,091	259,063
30 Yr Pass Thru	3.500		01-01-44		174,410	180,667
30 Yr Pass Thru	4.000		10-01-40		16,285	17,316
30 Yr Pass Thru	4.000		11-01-40		86,338	91,753
30 Yr Pass Thru	4.000		12-01-40		257,944	274,281
30 Yr Pass Thru	4.000		02-01-41		208,525	221,603
30 Yr Pass Thru	4.000		04-01-41		195,423	207,666
30 Yr Pass Thru	4.000		12-01-41		171,797	182,452
30 Yr Pass Thru	4.500		12-01-39		601,500	653,192
30 Yr Pass Thru	4.500		05-01-40		16,951	18,347
30 Yr Pass Thru	4.500		03-01-41		5,522	5,978
30 Yr Pass Thru	4.500		04-01-41		295,868	320,324
30 Yr Pass Thru	5.000		11-01-33		14,958	16,692
30 Yr Pass Thru	5.000		12-01-35		75,006	83,244
30 Yr Pass Thru	5.000		04-01-40		127,427	140,746
30 Yr Pass Thru	5.500		10-01-38		211,327	236,458
30 Yr Pass Thru (P)	5.821		12-01-36		6,222	6,616
30 Yr Pass Thru	6.000		12-01-28		2,692	3,029
30 Yr Pass Thru	6.000		10-01-32		2,458	2,810
30 Yr Pass Thru	6.000		12-01-33		44,480	50,723
30 Yr Pass Thru	6.000		09-01-34		982	1,122
30 Yr Pass Thru	6.000		02-01-35		14,240	16,243
30 Yr Pass Thru	6.000		09-01-35		5,198	5,910
30 Yr Pass Thru (P)	6.053		10-01-36		30,151	32,063
30 Yr Pass Thru (P)	6.079		11-01-36		15,772	16,772
30 Yr Pass Thru	6.500		12-01-23		41	46
30 Yr Pass Thru	6.500		02-01-24		958	1,075
30 Yr Pass Thru	6.500		04-01-24		66	74
30 Yr Pass Thru	6.500		05-01-24		2,354	2,634
30 Yr Pass Thru	6.500		04-01-31		6,086	7,030
30 Yr Pass Thru	6.500		11-01-33		12,543	14,601
30 Yr Pass Thru	7.000		02-01-24		1,074	1,211
30 Yr Pass Thru	7.000		12-01-24		117	132
30 Yr Pass Thru	7.000		04-01-32		80,734	94,278
30 Yr Pass Thru	7.000		05-01-32		4,015	4,721
30 Yr Pass Thru	7.000		06-01-32		1,386	1,630
30 Yr Pass Thru	7.500		05-01-24		834	952
30 Yr Pass Thru	7.500		06-01-24		243	276
Federal National Mortgage Association
15 Yr Pass Thru (C)	2.500			TBA	860,000	871,355
15 Yr Pass Thru	2.500		10-01-27		1,139,240	1,160,913
15 Yr Pass Thru	2.500		12-01-27		116,613	118,831
15 Yr Pass Thru	2.500		02-01-28		21,447	21,855
15 Yr Pass Thru	2.500		04-01-28		319,133	325,753
15 Yr Pass Thru	2.500		05-01-30		303,852	309,015
15 Yr Pass Thru	3.000		01-01-27		190,460	197,726
15 Yr Pass Thru	3.000		05-01-27		38,146	39,625
15 Yr Pass Thru	3.000		11-01-27		171,356	178,107
15 Yr Pass Thru	3.000		11-01-28		53,511	55,569
15 Yr Pass Thru	3.000		11-01-29		92,737	96,275
15 Yr Pass Thru	3.000		02-01-30		107,485	111,602
15 Yr Pass Thru	3.000		03-01-30		116,174	120,624
15 Yr Pass Thru	3.000		09-01-30		334,869	347,278

4SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	3.000		10-01-30	447,556	$464,350
15 Yr Pass Thru	3.500		01-01-26	118,040	124,413
15 Yr Pass Thru	3.500		03-01-26	126,189	133,001
15 Yr Pass Thru	3.500		12-01-26	33,382	35,173
15 Yr Pass Thru	3.500		02-01-27	9,139	9,630
15 Yr Pass Thru	4.000		03-01-25	223,254	238,334
15 Yr Pass Thru	4.000		05-01-25	25,761	27,292
15 Yr Pass Thru	4.000		07-01-25	10,786	11,437
15 Yr Pass Thru	4.000		01-01-26	115,136	122,374
15 Yr Pass Thru	4.000		10-01-26	55,744	59,265
15 Yr Pass Thru	4.000		12-01-26	207,062	220,079
15 Yr Pass Thru	4.000		02-01-27	168,239	178,815
15 Yr Pass Thru	4.500		05-01-19	22,756	23,685
15 Yr Pass Thru	4.500		11-01-19	108,961	113,997
15 Yr Pass Thru	4.500		07-01-20	39,897	41,559
15 Yr Pass Thru	4.500		11-01-20	39,762	41,730
15 Yr Pass Thru	4.500		09-01-24	16,503	17,580
15 Yr Pass Thru	4.500		10-01-24	43,781	46,754
15 Yr Pass Thru	4.500		11-01-24	8,605	9,151
15 Yr Pass Thru	4.500		12-01-24	7,497	7,973
15 Yr Pass Thru	4.500		01-01-25	43,819	46,595
15 Yr Pass Thru	4.500		03-01-25	108,567	115,498
15 Yr Pass Thru	4.500		09-01-25	90,001	96,225
15 Yr Pass Thru	4.500		10-01-26	67,484	71,886
15 Yr Pass Thru	5.000		05-01-18	12,757	13,235
15 Yr Pass Thru	5.000		11-01-18	2,995	3,124
15 Yr Pass Thru	5.000		12-01-18	9,979	10,380
15 Yr Pass Thru	5.000		04-01-19	6,521	6,790
15 Yr Pass Thru	5.000		05-01-19	35,052	36,630
15 Yr Pass Thru	5.000		10-01-19	33,114	34,793
15 Yr Pass Thru	5.000		01-01-20	9,335	9,815
15 Yr Pass Thru	5.000		05-01-20	35,641	37,613
15 Yr Pass Thru	5.000		06-01-20	34,532	36,453
15 Yr Pass Thru	5.000		12-01-20	25,972	27,389
15 Yr Pass Thru	5.000		02-01-22	1,385	1,472
15 Yr Pass Thru	5.000		09-01-22	35,690	37,712
15 Yr Pass Thru	5.000		03-01-23	7,751	8,249
15 Yr Pass Thru	5.000		05-01-23	10,969	11,656
15 Yr Pass Thru	5.000		09-01-23	34,855	37,227
15 Yr Pass Thru	5.000		01-01-24	109,207	116,313
15 Yr Pass Thru	5.000		09-01-25	76,997	81,663
15 Yr Pass Thru	5.500		05-01-16	668	673
15 Yr Pass Thru	5.500		11-01-16	224	228
15 Yr Pass Thru	5.500		01-01-17	814	829
15 Yr Pass Thru	5.500		02-01-17	932	954
15 Yr Pass Thru	5.500		03-01-17	294	301
15 Yr Pass Thru	5.500		06-01-17	277	286
15 Yr Pass Thru	5.500		07-01-17	114	117
15 Yr Pass Thru	5.500		08-01-17	512	528
15 Yr Pass Thru	5.500		09-01-17	254	262
15 Yr Pass Thru	5.500		03-01-18	1,356	1,407
15 Yr Pass Thru	5.500		05-01-18	915	954
15 Yr Pass Thru	5.500		06-01-18	4,410	4,569
15 Yr Pass Thru	5.500		10-01-18	3,584	3,750

SEE NOTES TO FUND'S INVESTMENTS5

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.500		12-01-18		3,440	$3,592
15 Yr Pass Thru	5.500		02-01-19		10,759	11,304
15 Yr Pass Thru	5.500		03-01-19		556	585
15 Yr Pass Thru	5.500		07-01-19		2,692	2,840
15 Yr Pass Thru	5.500		08-01-19		5,414	5,708
15 Yr Pass Thru	5.500		09-01-19		1,434	1,513
15 Yr Pass Thru	5.500		10-01-19		2,183	2,311
15 Yr Pass Thru	5.500		06-01-20		8,584	9,081
15 Yr Pass Thru	5.500		07-01-20		9,445	9,999
15 Yr Pass Thru	5.500		05-01-21		18,522	19,908
15 Yr Pass Thru	5.500		01-01-22		1,034	1,108
15 Yr Pass Thru	5.500		05-01-22		3,840	4,130
15 Yr Pass Thru	5.500		06-01-22		8,218	8,829
15 Yr Pass Thru	5.500		10-01-22		2,329	2,532
15 Yr Pass Thru	5.500		05-01-23		5,164	5,582
15 Yr Pass Thru	5.500		01-01-25		51,226	54,926
15 Yr Pass Thru	6.000		03-01-21		33,095	35,454
15 Yr Pass Thru	6.000		10-01-21		64,706	70,062
15 Yr Pass Thru	6.000		11-01-21		5,705	6,186
15 Yr Pass Thru	6.000		01-01-22		4,695	5,091
15 Yr Pass Thru	6.000		09-01-22		13,160	14,352
15 Yr Pass Thru	6.000		02-01-23		54,669	59,285
15 Yr Pass Thru	6.000		03-01-23		4,895	5,312
15 Yr Pass Thru	6.500		06-01-17		602	623
30 Yr Pass Thru (P)	1.861		10-01-33		27,641	28,482
30 Yr Pass Thru (P)	1.861		12-01-35		7,105	7,402
30 Yr Pass Thru (P)	2.063		07-01-27		302	309
30 Yr Pass Thru (P)	2.181		12-01-35		6,422	6,747
30 Yr Pass Thru (P)	2.271		07-01-35		19,922	20,899
30 Yr Pass Thru (P)	2.375		08-01-37		37,615	39,847
30 Yr Pass Thru (P)	2.395		12-01-35		2,922	3,096
30 Yr Pass Thru (P)	2.402		09-01-35		78,662	82,920
30 Yr Pass Thru (P)	2.449		08-01-36		66,547	70,362
30 Yr Pass Thru (P)	2.463		05-01-38		17,951	19,089
30 Yr Pass Thru	2.500		12-01-42		20,651	20,059
30 Yr Pass Thru	2.500		01-01-43		163,235	158,561
30 Yr Pass Thru	2.500		02-01-43		200,333	194,597
30 Yr Pass Thru	2.500		03-01-43		50,814	49,359
30 Yr Pass Thru (P)	2.502		12-01-35		2,303	2,447
30 Yr Pass Thru (C)	3.000			TBA	380,000	381,648
30 Yr Pass Thru	3.000		10-01-42		912,740	921,065
30 Yr Pass Thru	3.000		11-01-42		42,750	43,133
30 Yr Pass Thru	3.000		01-01-43		1,057,020	1,063,669
30 Yr Pass Thru	3.000		02-01-43		1,307,852	1,320,371
30 Yr Pass Thru	3.000		05-01-43		229,729	231,713
30 Yr Pass Thru (C)	3.500			TBA	1,330,000	1,377,610
30 Yr Pass Thru	3.500		06-01-42		120,474	124,994
30 Yr Pass Thru	3.500		07-01-42		948,077	983,645
30 Yr Pass Thru	3.500		08-01-42		132,451	137,420
30 Yr Pass Thru	3.500		10-01-42		238,621	247,498
30 Yr Pass Thru	3.500		12-01-42		461,075	478,372
30 Yr Pass Thru	3.500		01-01-43		637,532	661,166
30 Yr Pass Thru	3.500		03-01-43		58,639	61,132
30 Yr Pass Thru	3.500		12-01-43		293,332	305,345

6SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		01-01-44		233,143	$241,889
30 Yr Pass Thru	3.500		11-01-44		255,494	265,638
30 Yr Pass Thru	3.500		04-01-45		403,062	418,435
30 Yr Pass Thru	3.500		05-01-45		169,834	176,205
30 Yr Pass Thru (C)	4.000			TBA	4,290,000	4,551,382
30 Yr Pass Thru	4.000		11-01-40		20,899	22,253
30 Yr Pass Thru	4.000		01-01-41		221,443	235,653
30 Yr Pass Thru	4.000		02-01-41		323,693	344,484
30 Yr Pass Thru	4.000		03-01-41		43,343	46,124
30 Yr Pass Thru	4.000		10-01-41		698,450	743,270
30 Yr Pass Thru	4.000		11-01-41		44,147	46,925
30 Yr Pass Thru	4.000		01-01-42		579,810	616,292
30 Yr Pass Thru	4.000		02-01-42		186,012	197,716
30 Yr Pass Thru	4.000		06-01-42		584,610	623,129
30 Yr Pass Thru	4.000		08-01-42		587,212	624,159
30 Yr Pass Thru	4.000		02-01-45		210,148	223,108
30 Yr Pass Thru	4.000		03-01-45		830,814	885,425
30 Yr Pass Thru	4.000		09-01-45		104,079	110,677
30 Yr Pass Thru	4.500		09-01-39		265,934	288,134
30 Yr Pass Thru	4.500		02-01-41		1,787,098	1,937,957
30 Yr Pass Thru	4.500		04-01-41		384,573	417,037
30 Yr Pass Thru	4.500		04-01-42		165,941	179,897
30 Yr Pass Thru	5.000		07-01-33		27,704	30,686
30 Yr Pass Thru	5.000		02-01-34		45,855	50,798
30 Yr Pass Thru	5.000		03-01-34		178,208	197,479
30 Yr Pass Thru	5.000		10-01-34		146,829	162,600
30 Yr Pass Thru	5.000		04-01-35		92,411	102,604
30 Yr Pass Thru	5.000		05-01-35		384,514	426,926
30 Yr Pass Thru	5.000		06-01-35		68,230	75,747
30 Yr Pass Thru	5.000		07-01-35		483,222	535,945
30 Yr Pass Thru	5.000		08-01-35		86,431	95,964
30 Yr Pass Thru	5.000		10-01-35		11,787	13,087
30 Yr Pass Thru	5.000		11-01-35		173,977	193,167
30 Yr Pass Thru	5.000		01-01-36		66,274	73,543
30 Yr Pass Thru	5.000		03-01-36		129,093	143,332
30 Yr Pass Thru	5.000		07-01-37		78,367	86,806
30 Yr Pass Thru	5.000		12-01-39		89,340	98,692
30 Yr Pass Thru	5.000		06-01-40		453,581	502,231
30 Yr Pass Thru	5.500		04-01-35		8,658	9,783
30 Yr Pass Thru	5.500		11-01-35		182,559	206,280
30 Yr Pass Thru	5.500		12-01-35		113,927	128,551
30 Yr Pass Thru	5.500		01-01-36		211,024	238,351
30 Yr Pass Thru	5.500		04-01-36		62,190	70,115
30 Yr Pass Thru	5.500		06-01-36		150,094	169,149
30 Yr Pass Thru	5.500		10-01-36		93,170	104,810
30 Yr Pass Thru	5.500		08-01-37		184,775	208,784
30 Yr Pass Thru	5.500		02-01-38		158,374	178,953
30 Yr Pass Thru	5.500		06-01-38		42,164	47,260
30 Yr Pass Thru	5.500		12-01-38		252,270	284,512
30 Yr Pass Thru	5.500		11-01-39		30,447	34,079
30 Yr Pass Thru	5.500		12-01-39		15,066	16,863
30 Yr Pass Thru	5.500		03-01-40		26,591	30,046
30 Yr Pass Thru (P)	5.701		01-01-19		143	149
30 Yr Pass Thru	6.000		11-01-32		38,786	44,230

SEE NOTES TO FUND'S INVESTMENTS7

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000		03-01-33	36,865	$42,012
30 Yr Pass Thru	6.000		04-01-33	43,590	49,783
30 Yr Pass Thru	6.000		01-01-34	1,061	1,212
30 Yr Pass Thru	6.000		02-01-34	117,794	134,476
30 Yr Pass Thru	6.000		03-01-34	24,308	27,744
30 Yr Pass Thru	6.000		08-01-34	54,225	61,768
30 Yr Pass Thru	6.000		11-01-34	32,512	37,098
30 Yr Pass Thru	6.000		12-01-34	989	1,127
30 Yr Pass Thru	6.000		04-01-35	34,158	38,979
30 Yr Pass Thru	6.000		05-01-35	5,738	6,539
30 Yr Pass Thru	6.000		12-01-35	26,264	29,905
30 Yr Pass Thru	6.000		03-01-36	9,301	10,560
30 Yr Pass Thru	6.000		11-01-36	69,758	79,219
30 Yr Pass Thru	6.000		02-01-37	41,240	46,848
30 Yr Pass Thru	6.000		03-01-37	28,555	32,421
30 Yr Pass Thru	6.000		08-01-37	234,406	267,066
30 Yr Pass Thru	6.000		10-01-37	4,044	4,570
30 Yr Pass Thru	6.000		03-01-38	65,311	74,125
30 Yr Pass Thru	6.000		05-01-38	1,415	1,599
30 Yr Pass Thru	6.000		08-01-38	19,527	22,286
30 Yr Pass Thru	6.000		09-01-38	115,267	131,624
30 Yr Pass Thru	6.000		10-01-38	49,355	55,873
30 Yr Pass Thru	6.000		07-01-39	102,292	116,153
30 Yr Pass Thru	6.000		09-01-39	104,488	118,080
30 Yr Pass Thru	6.000		04-01-40	24,795	28,021
30 Yr Pass Thru	6.000		10-01-40	62,443	71,277
30 Yr Pass Thru (P)	6.062		09-01-36	4,907	5,206
30 Yr Pass Thru	6.500		07-01-32	129,737	150,937
30 Yr Pass Thru	6.500		09-01-32	1,026	1,188
30 Yr Pass Thru	6.500		12-01-32	9,324	10,810
30 Yr Pass Thru	6.500		10-01-35	158,333	184,009
30 Yr Pass Thru	6.500		03-01-36	138,750	161,908
30 Yr Pass Thru	6.500		05-01-36	3,139	3,593
30 Yr Pass Thru	6.500		07-01-36	42,833	49,213
30 Yr Pass Thru	6.500		04-01-38	2,529	2,959
30 Yr Pass Thru	6.500		08-01-38	41,258	47,554
30 Yr Pass Thru	6.500		05-01-40	23,881	27,384
30 Yr Pass Thru	7.000		12-01-29	559	655
30 Yr Pass Thru	7.000		02-01-30	84	97
30 Yr Pass Thru	7.000		04-01-37	10,095	11,789
30 Yr Pass Thru	7.125		01-15-30	365,000	537,608
Government National Mortgage Association
15 Yr Pass Thru	5.000		02-15-18	1,068	1,103
15 Yr Pass Thru	5.000		06-15-18	6,064	6,291
15 Yr Pass Thru	5.000		07-15-18	20,162	20,940
15 Yr Pass Thru	5.000		08-15-18	3,367	3,503
15 Yr Pass Thru	5.000		02-15-19	13,039	13,606
15 Yr Pass Thru	5.000		06-15-20	15,439	16,317
15 Yr Pass Thru	6.000		03-15-16	387	388
15 Yr Pass Thru	6.000		04-20-16	11	11
15 Yr Pass Thru	6.000		06-15-16	180	181
15 Yr Pass Thru	6.000		07-15-16	672	679
15 Yr Pass Thru	6.000		08-15-16	432	438
15 Yr Pass Thru	6.000		08-20-16	59	60

8SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	6.000		09-15-16		396	$403
15 Yr Pass Thru	6.000		09-20-16		3,021	3,070
15 Yr Pass Thru	6.000		10-20-16		1,447	1,470
15 Yr Pass Thru	6.000		01-15-17		50	50
15 Yr Pass Thru	6.000		02-20-17		1,529	1,562
15 Yr Pass Thru	6.000		04-20-17		3,262	3,352
15 Yr Pass Thru	6.000		05-15-17		289	297
15 Yr Pass Thru	6.000		05-20-17		1,291	1,327
15 Yr Pass Thru	6.000		06-15-17		865	890
15 Yr Pass Thru	6.000		06-20-17		1,017	1,048
15 Yr Pass Thru	6.000		07-15-17		4,377	4,519
15 Yr Pass Thru	6.000		09-15-17		4,241	4,394
15 Yr Pass Thru	6.000		10-15-17		5,148	5,334
15 Yr Pass Thru	6.000		11-15-17		5,818	6,043
15 Yr Pass Thru	6.000		12-15-17		3,395	3,534
15 Yr Pass Thru	6.000		01-15-18		5,831	6,080
15 Yr Pass Thru	6.000		02-15-18		23,942	24,965
15 Yr Pass Thru	6.000		08-20-18		1,503	1,577
15 Yr Pass Thru	6.000		07-20-19		3,069	3,255
15 Yr Pass Thru	6.000		08-20-19		2,299	2,432
15 Yr Pass Thru	6.000		10-20-19		1,186	1,261
15 Yr Pass Thru	6.000		10-20-20		16,928	18,151
15 Yr Pass Thru	6.500		08-15-16		284	289
15 Yr Pass Thru	6.500		09-15-16		132	135
30 Yr Pass Thru	2.500		12-15-42		75,096	73,632
30 Yr Pass Thru	2.500		01-20-43		1,348,846	1,323,818
30 Yr Pass Thru	2.500		02-15-43		147,227	144,358
30 Yr Pass Thru	2.500		02-20-43		784,712	770,152
30 Yr Pass Thru	2.500		05-20-43		58,552	57,466
30 Yr Pass Thru	2.500		06-20-43		92,761	90,923
30 Yr Pass Thru	2.500		07-20-43		25,682	25,173
30 Yr Pass Thru	2.500		03-20-45		441,096	431,947
30 Yr Pass Thru (C)	3.000			TBA	1,715,000	1,742,994
30 Yr Pass Thru	3.000		07-15-42		27,751	28,252
30 Yr Pass Thru	3.000		07-20-42		1,490,186	1,519,866
30 Yr Pass Thru	3.000		09-15-42		1,633,499	1,666,033
30 Yr Pass Thru	3.000		10-15-42		28,547	29,116
30 Yr Pass Thru	3.000		10-20-42		57,596	58,743
30 Yr Pass Thru	3.000		12-20-42		2,769,420	2,824,579
30 Yr Pass Thru	3.000		01-20-43		18,376	18,742
30 Yr Pass Thru	3.000		02-20-43		1,484,515	1,513,060
30 Yr Pass Thru	3.000		03-15-43		74,386	75,868
30 Yr Pass Thru	3.000		03-20-43		1,804,834	1,836,778
30 Yr Pass Thru	3.000		05-20-43		141,033	143,930
30 Yr Pass Thru	3.000		09-20-43		244,077	249,091
30 Yr Pass Thru	3.000		09-20-44		1,280,925	1,304,035
30 Yr Pass Thru (P)	3.000		10-20-44		13,559	13,921
30 Yr Pass Thru (P)	3.000		11-20-44		70,714	72,509
30 Yr Pass Thru	3.000		12-20-44		809,877	824,489
30 Yr Pass Thru	3.000		08-20-45		4,300,065	4,374,959
30 Yr Pass Thru	3.000		10-20-45		853,270	868,132
30 Yr Pass Thru (C)	3.500			TBA	6,390,000	6,673,617
30 Yr Pass Thru	3.500		09-15-41		1,156,506	1,209,689
30 Yr Pass Thru	3.500		01-15-42		882,037	923,701

SEE NOTES TO FUND'S INVESTMENTS9

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		05-20-42		1,386,649	$1,452,745
30 Yr Pass Thru	3.500		07-15-42		61,794	64,713
30 Yr Pass Thru	3.500		08-20-42		577,700	605,635
30 Yr Pass Thru	3.500		09-20-42		1,841,341	1,929,110
30 Yr Pass Thru	3.500		10-20-42		872,874	914,480
30 Yr Pass Thru	3.500		12-20-42		2,187,984	2,292,276
30 Yr Pass Thru	3.500		02-20-43		2,018,507	2,114,720
30 Yr Pass Thru	3.500		03-20-43		1,726,707	1,809,075
30 Yr Pass Thru	3.500		04-20-43		62,382	65,355
30 Yr Pass Thru	3.500		05-20-43		2,751,369	2,880,795
30 Yr Pass Thru	3.500		06-20-43		764,236	799,708
30 Yr Pass Thru	3.500		07-20-43		1,444,890	1,512,859
30 Yr Pass Thru	3.500		08-20-43		43,882	45,946
30 Yr Pass Thru	3.500		09-20-43		1,385,250	1,450,414
30 Yr Pass Thru	3.500		11-20-44		710,752	743,964
30 Yr Pass Thru	3.500		04-20-45		1,244,972	1,303,536
30 Yr Pass Thru	3.500		07-20-45		1,942,028	2,029,741
30 Yr Pass Thru	3.500		08-20-45		3,144,471	3,286,494
30 Yr Pass Thru	3.500		09-20-45		636,537	666,679
30 Yr Pass Thru (C)	4.000			TBA	1,575,000	1,673,289
30 Yr Pass Thru (C)	4.000			TBA	2,260,000	2,396,711
30 Yr Pass Thru	4.000		08-20-39		9,969	10,624
30 Yr Pass Thru	4.000		08-20-40		59,409	63,314
30 Yr Pass Thru	4.000		09-15-40		77,198	82,273
30 Yr Pass Thru	4.000		09-20-40		162,204	172,866
30 Yr Pass Thru	4.000		10-20-40		687,877	732,449
30 Yr Pass Thru	4.000		11-20-40		211,910	225,971
30 Yr Pass Thru	4.000		12-20-40		265,437	282,636
30 Yr Pass Thru	4.000		01-20-41		102,164	108,784
30 Yr Pass Thru	4.000		02-15-41		26,632	28,649
30 Yr Pass Thru	4.000		03-15-41		38,761	41,697
30 Yr Pass Thru	4.000		05-20-41		802,238	854,715
30 Yr Pass Thru	4.000		07-15-41		73,506	78,242
30 Yr Pass Thru	4.000		10-15-41		282,304	300,495
30 Yr Pass Thru	4.000		10-20-41		674,638	718,768
30 Yr Pass Thru	4.000		05-20-42		871,443	927,358
30 Yr Pass Thru	4.000		07-20-42		1,561,545	1,663,691
30 Yr Pass Thru	4.000		09-20-42		29,841	31,765
30 Yr Pass Thru	4.000		11-20-42		138,381	147,304
30 Yr Pass Thru	4.000		04-20-43		229,888	244,710
30 Yr Pass Thru	4.000		07-20-43		126,872	135,052
30 Yr Pass Thru	4.000		02-20-44		1,708,013	1,814,936
30 Yr Pass Thru	4.000		05-15-44		868,491	926,082
30 Yr Pass Thru	4.000		09-20-45		875,044	924,412
30 Yr Pass Thru	4.500		05-15-39		228,671	250,098
30 Yr Pass Thru	4.500		06-15-39		532,375	577,601
30 Yr Pass Thru	4.500		08-15-39		202,042	218,908
30 Yr Pass Thru	4.500		10-20-39		237,599	257,433
30 Yr Pass Thru	4.500		11-20-39		39,009	42,265
30 Yr Pass Thru	4.500		12-20-39		727,467	788,194
30 Yr Pass Thru	4.500		02-20-40		178,794	193,719
30 Yr Pass Thru	4.500		03-20-40		134,539	145,770
30 Yr Pass Thru	4.500		05-20-40		950,178	1,029,497
30 Yr Pass Thru	4.500		06-15-40		3,886,320	4,254,409

10SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500		07-15-40	312,646	$338,913
30 Yr Pass Thru	4.500		07-20-40	18,047	19,554
30 Yr Pass Thru	4.500		09-20-40	1,280,070	1,386,928
30 Yr Pass Thru	4.500		10-20-40	210,029	227,562
30 Yr Pass Thru	4.500		11-20-40	1,759,756	1,903,907
30 Yr Pass Thru	4.500		02-20-41	415,011	449,007
30 Yr Pass Thru	4.500		03-20-41	41,537	44,939
30 Yr Pass Thru	4.500		09-20-41	153,701	166,079
30 Yr Pass Thru	5.000		06-20-33	13,872	15,373
30 Yr Pass Thru	5.000		08-15-33	11,644	12,967
30 Yr Pass Thru	5.000		08-20-33	12,263	13,590
30 Yr Pass Thru	5.000		09-15-33	122,100	134,928
30 Yr Pass Thru	5.000		11-15-33	21,437	23,895
30 Yr Pass Thru	5.000		02-15-34	28,701	31,975
30 Yr Pass Thru	5.000		04-15-34	11,810	13,176
30 Yr Pass Thru	5.000		10-15-34	3,471	3,871
30 Yr Pass Thru	5.000		12-20-34	11,113	12,341
30 Yr Pass Thru	5.000		11-15-35	41,993	46,516
30 Yr Pass Thru	5.000		12-20-35	94,941	105,568
30 Yr Pass Thru	5.000		01-20-36	36,884	41,019
30 Yr Pass Thru	5.000		05-20-36	8,106	9,003
30 Yr Pass Thru	5.000		09-15-39	61,165	68,581
30 Yr Pass Thru	5.000		10-20-39	998,013	1,108,405
30 Yr Pass Thru	5.000		11-15-39	412,149	463,533
30 Yr Pass Thru	5.000		02-20-40	13,924	15,464
30 Yr Pass Thru	5.000		05-20-40	1,063,641	1,181,292
30 Yr Pass Thru	5.000		06-15-40	241,450	268,157
30 Yr Pass Thru	5.000		06-20-40	257,564	286,054
30 Yr Pass Thru	5.000		08-20-40	124,966	138,788
30 Yr Pass Thru	5.000		09-15-40	221,461	245,957
30 Yr Pass Thru	5.000		09-20-40	151,930	168,735
30 Yr Pass Thru	5.000		03-20-41	687,024	761,944
30 Yr Pass Thru	5.000		04-20-41	232,717	258,094
30 Yr Pass Thru	5.000		08-20-42	194,618	214,427
30 Yr Pass Thru	5.000		05-20-45	92,216	100,680
30 Yr Pass Thru	5.500		02-15-29	2,158	2,416
30 Yr Pass Thru	5.500		03-15-29	3,071	3,433
30 Yr Pass Thru	5.500		10-20-32	53,054	59,566
30 Yr Pass Thru	5.500		02-20-33	447,535	502,748
30 Yr Pass Thru	5.500		04-15-33	217,780	246,298
30 Yr Pass Thru	5.500		07-15-33	397,010	449,471
30 Yr Pass Thru	5.500		07-20-33	208,980	234,860
30 Yr Pass Thru	5.500		09-15-33	87,209	98,191
30 Yr Pass Thru	5.500		09-20-33	18,976	21,331
30 Yr Pass Thru	5.500		11-20-33	8,438	9,488
30 Yr Pass Thru	5.500		12-15-33	300,340	340,295
30 Yr Pass Thru	5.500		12-20-33	3,459	3,890
30 Yr Pass Thru	5.500		05-20-34	52,465	59,039
30 Yr Pass Thru	5.500		07-20-34	58,018	65,290
30 Yr Pass Thru	5.500		10-20-34	161,648	182,091
30 Yr Pass Thru	5.500		02-20-35	38,011	42,831
30 Yr Pass Thru	5.500		05-20-35	3,004	3,387
30 Yr Pass Thru	5.500		07-20-35	123,132	138,877
30 Yr Pass Thru	5.500		08-20-35	39,246	44,268

SEE NOTES TO FUND'S INVESTMENTS11

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.500		09-20-35	340,990	$384,670
30 Yr Pass Thru	5.500		01-20-36	411,565	464,816
30 Yr Pass Thru	5.500		02-20-36	2,277	2,572
30 Yr Pass Thru	5.500		10-15-38	246,635	279,273
30 Yr Pass Thru	5.500		01-20-40	409,021	461,144
30 Yr Pass Thru	5.500		10-20-40	1,297	1,461
30 Yr Pass Thru	5.500		03-20-44	201,530	227,101
30 Yr Pass Thru	6.000		04-20-28	10,487	11,866
30 Yr Pass Thru	6.000		01-20-32	4,561	5,213
30 Yr Pass Thru	6.000		08-15-33	27,100	31,484
30 Yr Pass Thru	6.000		10-20-33	140,877	160,459
30 Yr Pass Thru	6.000		11-20-33	463,022	527,457
30 Yr Pass Thru	6.000		01-15-34	383,238	445,475
30 Yr Pass Thru	6.000		01-20-34	2,085	2,376
30 Yr Pass Thru	6.000		02-20-34	502,662	572,922
30 Yr Pass Thru	6.000		04-15-34	60,835	70,512
30 Yr Pass Thru	6.000		07-15-34	106,306	123,664
30 Yr Pass Thru	6.000		08-20-34	201,213	229,571
30 Yr Pass Thru	6.000		09-20-34	265,039	302,431
30 Yr Pass Thru	6.000		03-15-36	52,432	59,806
30 Yr Pass Thru	6.000		04-15-36	395,441	458,235
30 Yr Pass Thru	6.000		07-15-36	65,339	75,032
30 Yr Pass Thru	6.000		12-20-36	48,582	55,225
30 Yr Pass Thru	6.000		11-15-37	4,542	5,153
30 Yr Pass Thru	6.000		01-15-38	1,475	1,672
30 Yr Pass Thru	6.000		03-15-38	2,124	2,410
30 Yr Pass Thru	6.000		07-15-38	14,278	16,360
30 Yr Pass Thru	6.000		09-20-38	93,195	104,951
30 Yr Pass Thru	6.000		02-20-39	10,956	12,340
30 Yr Pass Thru	6.000		04-20-44	218,901	248,710
30 Yr Pass Thru	6.500		12-15-23	92,234	103,040
30 Yr Pass Thru	6.500		05-15-24	10,202	11,421
30 Yr Pass Thru	6.500		08-15-24	54,798	61,306
30 Yr Pass Thru	6.500		10-15-24	80,216	89,869
30 Yr Pass Thru	6.500		03-15-26	331	376
30 Yr Pass Thru	6.500		03-20-26	3,008	3,420
30 Yr Pass Thru	6.500		04-15-26	415	462
30 Yr Pass Thru	6.500		05-15-26	1,753	1,999
30 Yr Pass Thru	6.500		01-15-27	554	630
30 Yr Pass Thru	6.500		08-15-27	375	432
30 Yr Pass Thru	6.500		11-15-27	65,657	74,683
30 Yr Pass Thru	6.500		01-15-28	1,819	2,088
30 Yr Pass Thru	6.500		04-15-28	582	669
30 Yr Pass Thru	6.500		05-15-28	2,566	2,961
30 Yr Pass Thru	6.500		06-15-28	55,200	63,520
30 Yr Pass Thru	6.500		08-15-28	2,721	3,103
30 Yr Pass Thru	6.500		08-20-28	65,204	75,118
30 Yr Pass Thru	6.500		09-15-28	2,122	2,453
30 Yr Pass Thru	6.500		10-15-28	2,078	2,407
30 Yr Pass Thru	6.500		10-20-28	5,257	6,062
30 Yr Pass Thru	6.500		11-20-28	40,102	46,218
30 Yr Pass Thru	6.500		02-15-29	2,918	3,369
30 Yr Pass Thru	6.500		02-20-29	32,820	37,871
30 Yr Pass Thru	6.500		03-15-29	1,251	1,447

12SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500		04-15-29	258	$289
30 Yr Pass Thru	6.500		04-20-29	291	336
30 Yr Pass Thru	6.500		06-15-29	173	181
30 Yr Pass Thru	6.500		07-15-29	1,756	2,038
30 Yr Pass Thru	6.500		03-15-31	75,104	87,226
30 Yr Pass Thru	6.500		05-15-31	240	278
30 Yr Pass Thru	6.500		06-15-31	2,953	3,427
30 Yr Pass Thru	6.500		08-15-31	1,146	1,332
30 Yr Pass Thru	6.500		08-20-31	202,942	235,684
30 Yr Pass Thru	6.500		09-15-31	486	566
30 Yr Pass Thru	6.500		10-20-31	36,110	41,982
30 Yr Pass Thru	6.500		08-15-32	2,595	3,010
30 Yr Pass Thru	6.500		09-20-32	201,691	234,026
30 Yr Pass Thru	6.500		02-15-33	28,401	33,073
30 Yr Pass Thru	6.500		03-15-33	5,412	6,308
30 Yr Pass Thru	6.500		12-20-33	3,113	3,609
30 Yr Pass Thru	6.500		05-15-40	17,795	20,653
30 Yr Pass Thru	7.000		04-15-17	378	391
30 Yr Pass Thru	7.000		05-15-17	610	631
30 Yr Pass Thru	7.000		12-20-23	413	467
30 Yr Pass Thru	7.000		01-15-24	3,624	4,093
30 Yr Pass Thru	7.000		04-15-24	1,243	1,420
30 Yr Pass Thru	7.000		05-15-24	415	474
30 Yr Pass Thru	7.000		06-15-24	386	434
30 Yr Pass Thru	7.000		07-15-24	897	1,025
30 Yr Pass Thru	7.000		08-15-24	1,436	1,600
30 Yr Pass Thru	7.000		01-15-26	16,993	19,520
30 Yr Pass Thru	7.000		02-15-26	1,052	1,216
30 Yr Pass Thru	7.000		04-15-26	211	241
30 Yr Pass Thru	7.000		05-15-26	427	491
30 Yr Pass Thru	7.000		10-15-26	316	363
30 Yr Pass Thru	7.000		03-15-27	1,260	1,426
30 Yr Pass Thru	7.000		08-15-27	698	814
30 Yr Pass Thru	7.000		10-15-27	518	597
30 Yr Pass Thru	7.000		11-15-27	730	849
30 Yr Pass Thru	7.000		11-20-27	40,915	47,499
30 Yr Pass Thru	7.000		12-20-27	31,305	36,341
30 Yr Pass Thru	7.000		01-15-28	6,060	7,057
30 Yr Pass Thru	7.000		01-20-28	716	832
30 Yr Pass Thru	7.000		04-15-28	11,823	13,810
30 Yr Pass Thru	7.000		05-15-28	1,468	1,712
30 Yr Pass Thru	7.000		05-20-28	1,327	1,542
30 Yr Pass Thru	7.000		06-15-28	3,372	3,928
30 Yr Pass Thru	7.000		07-15-28	26,307	30,567
30 Yr Pass Thru	7.000		08-15-28	978	1,148
30 Yr Pass Thru	7.000		09-15-28	174	201
30 Yr Pass Thru	7.000		10-15-28	3,939	4,599
30 Yr Pass Thru	7.000		11-15-28	1,912	2,232
30 Yr Pass Thru	7.000		11-20-28	1,365	1,594
30 Yr Pass Thru	7.000		01-15-29	1,018	1,194
30 Yr Pass Thru	7.000		03-15-29	731	854
30 Yr Pass Thru	7.000		04-15-29	1,348	1,567
30 Yr Pass Thru	7.000		05-15-29	239	280
30 Yr Pass Thru	7.000		06-20-29	747	873

SEE NOTES TO FUND'S INVESTMENTS13

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000		07-15-29	1,393		$1,622
30 Yr Pass Thru	7.000		08-15-29	29,746		34,845
30 Yr Pass Thru	7.000		08-20-29	4,935		5,780
30 Yr Pass Thru	7.000		09-20-29	38,255		44,853
30 Yr Pass Thru	7.000		10-20-29	1,168		1,366
30 Yr Pass Thru	7.000		08-20-30	1,119		1,314
30 Yr Pass Thru	7.000		10-20-30	4,369		5,134
30 Yr Pass Thru	7.000		02-20-31	775		909
30 Yr Pass Thru	7.000		03-20-31	33,822		39,696
30 Yr Pass Thru	7.000		04-15-31	1,087		1,285
30 Yr Pass Thru	7.000		04-20-31	1,782		2,093
30 Yr Pass Thru	7.000		05-20-31	1,256		1,475
30 Yr Pass Thru	7.000		06-15-31	19,950		23,498
30 Yr Pass Thru	7.000		07-15-31	100,050		118,125
30 Yr Pass Thru	7.000		07-20-31	1,077		1,265
30 Yr Pass Thru	7.000		08-15-31	1,629		1,929
30 Yr Pass Thru	7.000		09-15-31	3,813		4,496
30 Yr Pass Thru	7.000		11-15-31	1,156		1,334
30 Yr Pass Thru	7.000		12-15-31	1,861		2,191
30 Yr Pass Thru	7.000		02-15-32	500		591
30 Yr Pass Thru	7.000		05-15-32	904		1,069
30 Yr Pass Thru	7.000		07-15-32	412		482
30 Yr Pass Thru	7.000		08-15-32	1,185		1,385
30 Yr Pass Thru	7.000		12-20-32	52,091		60,059
30 Yr Pass Thru	7.000		01-20-34	1,520		1,785
30 Yr Pass Thru	7.000		12-15-34	52,414		61,902
30 Yr Pass Thru	9.250		02-15-17	70		72
30 Yr Pass Thru	9.250		11-15-19	572		638
30 Yr Pass Thru	9.250		12-15-19	404		452
30 Yr Pass Thru	9.750		07-15-17	84		88
30 Yr Pass Thru	9.750		02-15-21	1,239		1,428
30 Yr Pass Thru	10.250		11-15-20	1,237		1,433
Foreign government obligations 14.0%						$129,236,035
(Cost $138,303,646)
Albania 0.1%						750,824
Republic of Albania	5.750		11-12-20	EUR	695,000	750,824
Argentina 0.6%						5,225,698
Republic of Argentina (H)	2.500		12-31-38		325,000	199,063
Republic of Argentina (H)	4.740		12-31-38	EUR	170,000	101,554
Republic of Argentina	7.000		04-17-17		2,608,000	2,578,008
Republic of Argentina (H)	7.820		12-31-33	EUR	172,013	188,021
Republic of Argentina (H)	8.280		12-31-33		329,479	369,016
Republic of Argentina (H)	8.750		06-02-17		450,000	496,125
Republic of Argentina	8.750		05-07-24		1,152,414	1,174,886
Republic of Argentina, GDP-Linked Note (I)	4.455	*	12-15-35		1,150,000	119,025
Australia 0.2%						1,602,500
New South Wales Treasury Corp.	4.000		04-20-23	AUD	1,475,000	1,144,935
New South Wales Treasury Corp.	4.000		05-20-26	AUD	590,000	457,565
Austria 0.2%						1,409,042
Republic of Austria (S)	3.150		06-20-44	EUR	98,000	140,936
Republic of Austria (S)	3.900		07-15-20	EUR	1,012,000	1,268,106

14SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Barbados 0.0%						$83,875
Government of Barbados	6.625		12-05-35		100,000	83,875
Belgium 0.1%						582,142
Kingdom of Belgium	4.000		03-28-22	EUR	349,000	457,369
Kingdom of Belgium (S)	5.000		03-28-35	EUR	75,000	124,773
Bermuda 0.1%						710,375
Government of Bermuda (S)	4.138		01-03-23		200,000	200,525
Government of Bermuda (S)	4.854		02-06-24		280,000	290,850
Government of Bermuda (S)	5.603		07-20-20		200,000	219,000
Brazil 0.4%						3,884,919
Federative Republic of Brazil	4.250		01-07-25		660,000	574,200
Federative Republic of Brazil	4.875		01-22-21		150,000	145,200
Federative Republic of Brazil	5.000		01-27-45		275,000	202,125
Federative Republic of Brazil	5.625		01-07-41		1,340,000	1,065,300
Federative Republic of Brazil	6.000		05-15-45	BRL	79,000	48,424
Federative Republic of Brazil	8.250		01-20-34		90,000	96,300
Federative Republic of Brazil	10.000		01-01-17	BRL	153,000	39,101
Federative Republic of Brazil	10.000		01-01-18	BRL	1,749,000	426,761
Federative Republic of Brazil	10.000		01-01-21	BRL	2,371,000	522,379
Federative Republic of Brazil	10.000		01-01-23	BRL	548,000	114,846
Federative Republic of Brazil	10.000		01-01-25	BRL	3,230,000	650,283
Canada 0.4%						3,341,525
Government of Canada	2.750		06-01-22	CAD	193,000	158,276
Government of Canada	3.500		12-01-45	CAD	170,000	160,395
Province of British Columbia	3.700		12-18-20	CAD	976,000	807,030
Province of Manitoba	1.300		04-03-17		380,000	380,983
Province of Manitoba	3.050		05-14-24		60,000	61,267
Province of Ontario	1.200		02-14-18		125,000	124,456
Province of Ontario	2.500		09-10-21		560,000	563,507
Province of Ontario	2.850		06-02-23	CAD	520,000	406,966
Province of Ontario	3.500		06-02-43	CAD	99,000	75,678
Province of Quebec	3.500		12-01-22	CAD	315,000	257,154
Province of Quebec	5.000		12-01-38	CAD	370,000	345,813
Chile 0.0%						150,116
Republic of Chile	4.500		04-01-20	CLP	105,000,000	150,116
China 0.2%						1,738,052
Republic of China	1.940		08-18-18	CNY	7,000,000	1,048,430
Republic of China	2.480		12-01-20	CNY	500,000	74,497
Republic of China	3.000		11-21-19	CNY	500,000	76,646
Republic of China	3.100		06-29-22	CNY	2,500,000	380,304
Republic of China	3.800		05-22-21	CNY	1,000,000	158,175
Colombia 0.3%						2,940,383
Republic of Colombia	3.500		03-10-21	COP	466,970,699	149,117
Republic of Colombia	5.000		11-21-18	COP	758,500,000	228,943
Republic of Colombia	5.000		06-15-45		1,050,000	918,750
Republic of Colombia	5.625		02-26-44		200,000	190,500
Republic of Colombia	6.000		04-28-28	COP	272,700,000	68,766
Republic of Colombia	6.125		01-18-41		425,000	431,375
Republic of Colombia	7.000		05-04-22	COP	779,200,000	236,017
Republic of Colombia	7.500		08-26-26	COP	965,600,000	287,625
Republic of Colombia	10.000		07-24-24	COP	1,214,600,000	429,290

SEE NOTES TO FUND'S INVESTMENTS15

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Croatia 0.1%						$1,152,699
Republic of Croatia	3.875		05-30-22	EUR	100,000	106,701
Republic of Croatia	5.875		07-09-18	EUR	210,000	242,118
Republic of Croatia	6.000		01-26-24		400,000	423,981
Republic of Croatia	6.625		07-14-20		150,000	162,881
Republic of Croatia	6.750		11-05-19		200,000	217,018
Cyprus 0.0%						260,843
Republic of Cyprus	3.875		05-06-22	EUR	239,000	260,843
Czech Republic 0.1%						1,012,164
Czech Republic	3.625		04-14-21	EUR	356,000	441,664
Czech Republic	3.875		05-24-22	EUR	445,000	570,500
Denmark 0.0%						118,603
Kingdom of Denmark	1.750		11-15-25	DKK	466,000	72,339
Kingdom of Denmark	3.000		11-15-21	DKK	40,000	6,618
Kingdom of Denmark	4.500		11-15-39	DKK	171,000	39,646
Dominican Republic 0.1%						863,057
Government of Dominican Republic (S)	5.500		01-27-25		255,000	249,900
Government of Dominican Republic	5.500		01-27-25		100,000	98,000
Government of Dominican Republic	6.850		01-27-45		415,000	407,219
Government of Dominican Republic (S)	6.850		01-27-45		110,000	107,938
Ecuador 0.0%						210,000
Republic of Ecuador (S)	10.500		03-24-20		250,000	210,000
El Salvador 0.0%						404,225
Republic of El Salvador (S)	6.375		01-18-27		460,000	404,225
France 0.3%						2,401,418
Government of France	1.000		11-25-18	EUR	102,000	111,831
Government of France	1.750		11-25-24	EUR	171,000	198,684
Government of France	3.750		04-25-21	EUR	897,000	1,137,643
Government of France	4.000		10-25-38	EUR	625,000	953,260
Gabon 0.0%						213,197
Republic of Gabon	6.375		12-12-24		250,000	213,197
Germany 0.3%						3,119,924
Federal Republic of Germany	0.500		02-15-25	EUR	1,225,000	1,304,013
Federal Republic of Germany	2.500		07-04-44	EUR	885,000	1,202,641
Federal Republic of Germany	2.500		08-15-46	EUR	450,000	613,270
Greece 0.1%						476,927
Republic of Greece (S)	3.375		07-17-17	EUR	440,000	437,882
Republic of Greece (S)	4.750		04-17-19	EUR	40,000	39,045
Grenada 0.0%						49,885
Government of Grenada	7.000		05-12-30		90,700	49,885
Hungary 0.2%						1,835,538
Republic of Hungary	3.500		06-24-20	HUF	86,000,000	304,339
Republic of Hungary	5.500		06-24-25	HUF	19,430,000	77,203
Republic of Hungary	6.000		11-24-23	HUF	42,760,000	172,455
Republic of Hungary	6.500		06-24-19	HUF	114,180,000	441,806
Republic of Hungary	7.000		06-24-22	HUF	200,490,000	839,735
Iceland 0.0%						364,122
Republic of Iceland	2.500		07-15-20	EUR	100,000	110,389

16SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Iceland (continued)
Republic of Iceland (S)	4.875		06-16-16		137,000	$139,736
Republic of Iceland	5.875		05-11-22		100,000	113,997
India 0.1%						723,086
Export-Import Bank of India	8.150		03-05-25	INR	7,000,000	104,889
Republic of India	7.800		04-11-21	INR	20,000,000	298,342
Republic of India	8.400		07-28-24	INR	20,710,000	319,855
Indonesia 0.7%						6,790,964
Perusahaan Penerbit SBSN Indonesia III (S)	4.325		05-28-25		200,000	192,000
Perusahaan Penerbit SBSN Indonesia III	4.350		09-10-24		550,000	528,715
Republic of Indonesia (S)	2.875		07-08-21	EUR	130,000	136,523
Republic of Indonesia	3.375		04-15-23		950,000	887,953
Republic of Indonesia (S)	3.375		07-30-25	EUR	235,000	237,796
Republic of Indonesia (S)	3.750		04-25-22		1,075,000	1,038,409
Republic of Indonesia	4.625		04-15-43		420,000	367,463
Republic of Indonesia	4.875		05-05-21		900,000	931,164
Republic of Indonesia (S)	4.875		05-05-21		220,000	227,618
Republic of Indonesia	5.250		01-17-42		300,000	277,845
Republic of Indonesia	5.625		05-15-23	IDR	2,700,000,000	162,786
Republic of Indonesia	6.125		05-15-28	IDR	4,450,000,000	256,353
Republic of Indonesia	7.000		05-15-22	IDR	6,309,000,000	419,235
Republic of Indonesia	7.875		04-15-19	IDR	880,000,000	62,401
Republic of Indonesia	8.250		06-15-32	IDR	6,135,000,000	419,109
Republic of Indonesia	9.500		05-15-41	IDR	3,402,000,000	255,247
Republic of Indonesia	10.000		09-15-24	IDR	5,040,000,000	390,347
Ireland 0.2%						1,387,063
Republic of Ireland	4.500		10-18-18	EUR	66,000	79,047
Republic of Ireland	4.500		04-18-20	EUR	316,000	399,012
Republic of Ireland	5.400		03-13-25	EUR	620,000	909,004
Israel 0.0%						196,324
Government of Israel	4.250		03-31-23	ILS	632,000	196,324
Italy 0.9%						8,003,935
Republic of Italy	0.700		05-01-20	EUR	820,000	878,683
Republic of Italy	1.150		05-15-17	EUR	785,000	843,515
Republic of Italy	1.700		09-15-18	EUR	404,288	453,857
Republic of Italy	2.000		12-01-25	EUR	965,000	1,074,301
Republic of Italy	3.500		12-01-18	EUR	746,000	868,276
Republic of Italy	3.750		03-01-21	EUR	58,000	71,354
Republic of Italy	4.250		09-01-19	EUR	376,000	456,561
Republic of Italy	4.250		03-01-20	EUR	320,000	394,079
Republic of Italy	4.500		08-01-18	EUR	879,000	1,038,223
Republic of Italy	4.500		02-01-20	EUR	314,000	389,151
Republic of Italy	4.750		09-01-21	EUR	230,000	298,368
Republic of Italy (S)	4.750		09-01-44	EUR	545,000	833,765
Republic of Italy	5.500		09-01-22	EUR	294,000	403,802
Ivory Coast 0.1%						823,988
Republic of Ivory Coast	5.375		07-23-24		330,000	297,455
Republic of Ivory Coast	5.750		12-31-32		585,000	526,533
Jamaica 0.2%						1,634,668
Government of Jamaica	6.750		04-28-28		315,000	318,150
Government of Jamaica	7.625		07-09-25		640,000	697,600

SEE NOTES TO FUND'S INVESTMENTS17

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Jamaica (continued)
Government of Jamaica	7.875		07-28-45		200,000	$201,750
Government of Jamaica	8.000		06-24-19		220,000	239,260
Government of Jamaica	8.500		11-16-21		57,143	61,043
Government of Jamaica	10.625		06-20-17		105,000	116,865
Japan 1.3%						12,303,535
Government of Japan	0.400		03-20-25	JPY	185,500,000	1,525,098
Government of Japan	1.200		12-20-34	JPY	265,350,000	2,224,957
Government of Japan	1.400		09-20-34	JPY	226,400,000	1,968,076
Government of Japan	1.500		06-20-34	JPY	21,650,000	191,495
Government of Japan	1.700		06-20-32	JPY	25,650,000	237,088
Government of Japan	1.700		09-20-44	JPY	207,350,000	1,818,074
Government of Japan	2.200		09-20-39	JPY	56,200,000	546,836
Government of Japan, CPI Linked Bond	0.100		09-10-23	JPY	109,190,400	938,452
Government of Japan, CPI Linked Bond	0.100		03-10-24	JPY	193,264,000	1,661,034
Government of Japan, CPI Linked Bond	0.100		09-10-24	JPY	61,500,000	530,818
Government of Japan, CPI Linked Bond	0.100		03-10-25	JPY	76,653,000	661,607
Kenya 0.0%						182,236
Republic of Kenya	6.875		06-24-24		200,000	182,236
Lithuania 0.1%						578,704
Republic of Lithuania	2.125		10-22-35	EUR	330,000	363,807
Republic of Lithuania	4.850		02-07-18	EUR	184,000	214,897
Malaysia 0.2%						1,448,984
Government of Malaysia	3.418		08-15-22	MYR	2,019,000	451,850
Government of Malaysia	4.160		07-15-21	MYR	1,430,000	337,916
Government of Malaysia	4.232		06-30-31	MYR	767,000	172,305
Government of Malaysia	4.240		02-07-18	MYR	1,653,000	396,382
Government of Malaysia	4.498		04-15-30	MYR	210,000	49,470
Government of Malaysia	4.935		09-30-43	MYR	170,000	41,061
Mexico 1.5%						13,459,491
Government of Mexico	2.500		12-10-20	MXN	4,990,657	301,600
Government of Mexico	3.600		01-30-25		200,000	197,600
Government of Mexico	3.625		03-15-22		114,000	115,140
Government of Mexico	3.625		04-09-29	EUR	100,000	111,937
Government of Mexico	4.000		10-02-23		270,000	275,400
Government of Mexico	4.500		12-04-25	MXN	2,760,672	186,886
Government of Mexico	4.600		01-23-46		645,000	591,788
Government of Mexico	4.750		03-08-44		770,000	723,800
Government of Mexico	5.000		12-11-19	MXN	51,548,000	3,092,628
Government of Mexico	5.750		10-12-10		100,000	96,000
Government of Mexico	6.050		01-11-40		124,000	139,190
Government of Mexico	6.500		06-10-21	MXN	3,580,000	225,778
Government of Mexico	6.500		06-09-22	MXN	9,806,000	613,028
Government of Mexico	7.500		06-03-27	MXN	9,783,000	643,896
Government of Mexico	7.750		12-14-17	MXN	13,960,000	901,291
Government of Mexico	7.750		11-13-42	MXN	36,068,000	2,409,009
Government of Mexico	8.000		06-11-20	MXN	3,515,000	235,456
Government of Mexico	8.000		12-07-23	MXN	4,400,000	298,934
Government of Mexico	8.500		12-13-18	MXN	2,123,000	141,229
Government of Mexico	8.500		11-18-38	MXN	10,160,000	730,601
Government of Mexico	10.000		12-05-24	MXN	18,150,000	1,388,874
Government of Mexico	10.000		11-20-36	MXN	480,000	39,426

18SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Mongolia 0.0%						$184,000
Government of Mongolia (S)	4.125		01-05-18		200,000	184,000
Morocco 0.0%						395,440
Kingdom of Morocco (S)	4.250		12-11-22		400,000	395,440
Namibia 0.0%						359,538
Republic of Namibia	5.500		11-03-21		350,000	359,538
Netherlands 0.1%						1,017,377
Kingdom of Netherlands	5.500		01-15-28	EUR	627,000	1,017,377
Norway 0.0%						250,755
Government of Norway (S)	3.000		03-14-24	NOK	714,000	92,696
Government of Norway (S)	4.250		05-19-17	NOK	1,304,000	158,059
Pakistan 0.1%						656,373
Islamic Republic of Pakistan (S)	6.750		12-03-19		350,000	357,711
Islamic Republic of Pakistan	7.875		03-31-36		100,000	91,718
Islamic Republic of Pakistan (S)	8.250		09-30-25		200,000	206,944
Peru 0.0%						336,772
Republic of Peru (S)	5.700		08-12-24	PEN	751,000	209,447
Republic of Peru	6.900		08-12-37	PEN	453,000	127,325
Philippines 0.0%						235,469
Republic of Philippines	6.250		01-14-36	PHP	10,000,000	235,469
Poland 0.3%						2,394,260
Republic of Poland	1.500		04-25-20	PLN	2,595,000	627,994
Republic of Poland	2.500		07-25-18	PLN	1,070,000	270,105
Republic of Poland	3.750		01-19-23	EUR	245,000	309,155
Republic of Poland	4.000		10-25-23	PLN	1,963,000	535,386
Republic of Poland	5.750		10-25-21	PLN	895,000	263,798
Republic of Poland	5.750		09-23-22	PLN	774,000	231,192
Republic of Poland	5.750		04-25-29	PLN	490,000	156,630
Romania 0.3%						2,401,338
Government of Romania (S)	2.750		10-29-25	EUR	80,000	86,214
Government of Romania	4.625		09-18-20	EUR	410,000	503,769
Government of Romania	4.875		11-07-19	EUR	184,000	224,442
Government of Romania	5.750		04-29-20	RON	1,000,000	271,641
Government of Romania	5.850		04-26-23	RON	2,590,000	716,907
Government of Romania	5.900		07-26-17	RON	370,000	94,316
Government of Romania	5.950		06-11-21	RON	1,700,000	471,259
Government of Romania	6.500		06-18-18	EUR	27,000	32,790
Russia 0.5%						4,835,932
Government of Russia	3.500		01-16-19		200,000	201,512
Government of Russia	4.500		04-04-22		1,400,000	1,440,288
Government of Russia	4.875		09-16-23		800,000	833,777
Government of Russia	7.050		01-19-28	RUB	11,000,000	138,418
Government of Russia	7.500		03-15-18	RUB	7,100,000	101,516
Government of Russia	7.500		02-27-19	RUB	1,107,000	15,575
Government of Russia	7.500		03-31-30		1,072,785	1,274,376
Government of Russia	7.600		07-20-22	RUB	43,932,000	595,240
Government of Russia	8.150		02-03-27	RUB	17,046,000	235,230
Serbia 0.3%						2,804,415
Republic of Serbia	4.875		02-25-20		800,000	824,104

SEE NOTES TO FUND'S INVESTMENTS19

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Serbia (continued)
Republic of Serbia	5.250		11-21-17		460,000	$477,941
Republic of Serbia	6.750		11-01-24		240,992	245,812
Republic of Serbia	7.250		09-28-21		1,100,000	1,256,558
Singapore 0.0%						302,981
Republic of Singapore	3.125		09-01-22	SGD	406,000	302,981
Slovenia 0.1%						1,113,508
Republic of Slovenia	1.500		03-25-35	EUR	249,000	236,660
Republic of Slovenia	2.125		07-28-25	EUR	80,000	90,105
Republic of Slovenia	3.000		04-08-21	EUR	70,000	83,323
Republic of Slovenia	5.125		03-30-26	EUR	97,000	137,812
Republic of Slovenia	5.850		05-10-23		494,000	565,608
South Africa 0.3%						3,024,878
Republic of South Africa	5.500		03-09-20		110,000	116,876
Republic of South Africa	5.875		09-16-25		600,000	647,310
Republic of South Africa	6.500		02-28-41	ZAR	5,433,000	276,275
Republic of South Africa	7.000		02-28-31	ZAR	9,073,000	520,481
Republic of South Africa	7.000		02-28-31	ZAR	6,712,000	385,035
Republic of South Africa	7.250		01-15-20	ZAR	5,000,000	336,978
Republic of South Africa	7.750		02-28-23	ZAR	2,910,000	194,578
Republic of South Africa	8.000		12-21-18	ZAR	1,887,000	131,404
Republic of South Africa	8.500		01-31-37	ZAR	1,390,000	89,684
Republic of South Africa	8.750		02-28-48	ZAR	1,579,000	103,183
Republic of South Africa	10.500		12-21-26	ZAR	2,839,000	223,074
South Korea 0.2%						1,827,630
Republic of Korea	2.750		09-10-19	KRW	778,050,000	692,722
Republic of Korea	3.000		09-10-24	KRW	1,238,430,000	1,134,908
Spain 0.5%						4,183,618
Instituto de Credito Oficial	1.875		12-15-17	GBP	305,000	459,965
Instituto de Credito Oficial	6.000		03-08-21	EUR	109,000	146,216
Kingdom of Spain (S)	2.150		10-31-25	EUR	540,000	602,078
Kingdom of Spain (S)	3.800		01-31-17	EUR	100,000	110,397
Kingdom of Spain (S)	4.100		07-30-18	EUR	244,000	285,175
Kingdom of Spain	4.500		01-31-18	EUR	152,000	176,062
Kingdom of Spain (S)	5.150		10-31-44	EUR	230,000	360,364
Kingdom of Spain (S)	5.500		07-30-17	EUR	389,000	448,695
Kingdom of Spain (S)	5.500		04-30-21	EUR	955,000	1,267,896
Kingdom of Spain	5.750		07-30-32	EUR	33,000	51,998
Kingdom of Spain (S)	5.850		01-31-22	EUR	200,000	274,772
Sri Lanka 0.1%						440,859
Republic of Sri Lanka	6.250		10-04-20		100,000	99,270
Republic of Sri Lanka	6.250		07-27-21		350,000	341,589
Sweden 0.1%						988,996
Kingdom of Sweden	3.500		03-30-39	SEK	3,640,000	543,272
Svensk Exportkredit AB	5.125		03-01-17		425,000	445,724
Tanzania 0.0%						290,049
United Republic of Tanzania (P)	6.538		03-09-20		300,000	290,049
Thailand 0.2%						2,148,997
Kingdom of Thailand	1.200		07-14-21	THB	1,592,745	42,164
Kingdom of Thailand	1.250		03-12-28	THB	6,815,103	167,396

20SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Thailand (continued)
Kingdom of Thailand	2.800		10-10-17	THB	1,533,000	$43,700
Kingdom of Thailand	3.450		03-08-19	THB	2,715,000	79,673
Kingdom of Thailand	3.625		06-16-23	THB	6,438,000	192,165
Kingdom of Thailand	3.650		12-17-21	THB	37,364,000	1,114,799
Kingdom of Thailand	3.775		06-25-32	THB	3,306,000	99,251
Kingdom of Thailand	3.850		12-12-25	THB	2,327,000	71,092
Kingdom of Thailand	4.750		12-20-24	THB	10,445,000	338,757
Turkey 0.7%						6,324,004
Hazine Mustesarligi Varlik Kiralama AS (S)	4.489		11-25-24		205,000	199,232
Hazine Mustesarligi Varlik Kiralama AS	4.489		11-25-24		600,000	583,045
Republic of Turkey	3.250		03-23-23		300,000	275,700
Republic of Turkey	4.250		04-14-26		250,000	236,875
Republic of Turkey	5.125		03-25-22		800,000	828,840
Republic of Turkey	6.000		01-14-41		915,000	934,673
Republic of Turkey	6.750		05-30-40		250,000	278,034
Republic of Turkey	6.875		03-17-36		360,000	403,712
Republic of Turkey	7.000		06-05-20		578,000	648,792
Republic of Turkey	7.100		03-08-23	TRY	1,003,000	291,934
Republic of Turkey	7.500		11-07-19		200,000	226,480
Republic of Turkey	8.000		03-12-25	TRY	460,000	139,752
Republic of Turkey	8.500		09-14-22	TRY	1,740,000	549,742
Republic of Turkey	10.400		03-20-24	TRY	1,503,000	524,181
Republic of Turkey	10.500		01-15-20	TRY	583,000	203,012
Ukraine 0.4%						3,719,158
Republic of Ukraine (P)(S)	2.218		05-31-40		781,000	363,321
Republic of Ukraine (H)(S)	6.250		06-17-16		400,000	325,598
Republic of Ukraine (S)	7.750		09-01-19		8,067	7,867
Republic of Ukraine (S)	7.750		09-01-20		810,000	781,812
Republic of Ukraine (S)	7.750		09-01-21		704,000	672,461
Republic of Ukraine (S)	7.750		09-01-22		566,000	537,813
Republic of Ukraine (S)	7.750		09-01-23		314,000	296,008
Republic of Ukraine (S)	7.750		09-01-24		197,000	185,219
Republic of Ukraine (S)	7.750		09-01-25		197,000	183,703
Republic of Ukraine (S)	7.750		09-01-26		197,000	183,249
Republic of Ukraine (S)	7.750		09-01-27		197,000	182,107
United Kingdom 0.6%						5,650,994
Government of United Kingdom	1.750		07-22-19	GBP	227,000	350,698
Government of United Kingdom	3.500		07-22-68	GBP	590,000	1,178,577
Government of United Kingdom	3.750		09-07-21	GBP	25,000	42,666
Government of United Kingdom	4.250		09-07-39	GBP	352,000	693,386
Government of United Kingdom	4.250		12-07-46	GBP	955,000	1,976,032
Government of United Kingdom	4.250		12-07-46	GBP	455,000	941,460
Government of United Kingdom	4.750		12-07-30	GBP	234,000	468,175
Venezuela 0.1%						528,785
Republic of Venezuela	7.650		04-21-25		1,033,000	408,035
Republic of Venezuela	8.250		10-13-24		300,000	120,750
Vietnam 0.0%						384,878
Socialist Republic of Vietnam	4.800		11-19-24		200,000	192,439
Socialist Republic of Vietnam (S)	4.800		11-19-24		200,000	192,439

SEE NOTES TO FUND'S INVESTMENTS21

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 34.0%						$313,532,183
(Cost $325,242,262)
Consumer discretionary 6.6%						61,081,444
Auto components 0.3%
Affinia Group, Inc.	7.750		05-01-21		200,000	207,000
Delphi Automotive PLC	3.150		11-19-20		85,000	85,229
Delphi Automotive PLC	4.250		01-15-26		480,000	485,234
Delphi Corp.	4.150		03-15-24		120,000	121,577
Delphi Corp.	5.000		02-15-23		420,000	441,676
Gestamp Funding Luxembourg SA (S)	5.625		05-31-20		325,000	333,938
GKN Holdings PLC	5.375		09-19-22	GBP	100,000	165,535
GKN Holdings PLC	6.750		10-28-19	GBP	13,000	22,195
MPG Holdco I, Inc.	7.375		10-15-22		450,000	472,500
Nexteer Automotive Group, Ltd. (S)	5.875		11-15-21		275,000	281,875
Schaeffler Holding Finance BV, PIK (S)	6.250		11-15-19		200,000	211,500
Schaeffler Holding Finance BV, PIK (S)	6.875		08-15-18		275,000	284,281
The Goodyear Tire & Rubber Company	5.125		11-15-23		175,000	178,938
Automobiles 0.6%
Ford Motor Company	4.750		01-15-43		235,000	225,452
Ford Motor Credit Company LLC	1.684		09-08-17		245,000	242,804
Ford Motor Credit Company LLC	3.000		06-12-17		250,000	253,030
Ford Motor Credit Company LLC	5.750		02-01-21		200,000	223,092
General Motors Company	3.500		10-02-18		160,000	162,256
General Motors Company	4.000		04-01-25		380,000	366,053
General Motors Company	5.000		04-01-35		575,000	549,693
General Motors Company	6.250		10-02-43		255,000	272,996
General Motors Financial Company, Inc.	3.000		09-25-17		800,000	806,040
General Motors Financial Company, Inc.	3.150		01-15-20		535,000	530,848
General Motors Financial Company, Inc.	3.500		07-10-19		200,000	201,788
General Motors Financial Company, Inc.	4.750		08-15-17		195,000	202,298
General Motors Financial International BV	1.875		10-15-19	EUR	200,000	216,218
Hyundai Capital America (S)	1.450		02-06-17		85,000	84,640
Hyundai Capital America (S)	1.875		08-09-16		100,000	100,209
Hyundai Capital America (S)	2.000		03-19-18		285,000	282,391
Hyundai Capital Services, Inc. (S)	3.500		09-13-17		200,000	204,401
Omega US Sub LLC (S)	8.750		07-15-23		400,000	370,000
Diversified consumer services 0.1%
Laureate Education, Inc. (S)	9.250		09-01-19		425,000	325,125
Monitronics International, Inc.	9.125		04-01-20		325,000	243,750
Nord Anglia Education Finance LLC (S)	5.750		07-15-22	CHF	150,000	151,557
Hotels, restaurants and leisure 0.8%
24 Hour Holdings III LLC (S)	8.000		06-01-22		325,000	272,188
Boyd Gaming Corp.	6.875		05-15-23		100,000	105,000
Brinker International, Inc.	2.600		05-15-18		75,000	74,783
Carnival Corp.	1.125		11-06-19	EUR	100,000	105,741
Carnival Corp.	1.200		02-05-16		90,000	90,075
Carnival Corp.	1.875		11-07-22	EUR	200,000	211,775
Cirsa Funding Luxembourg SA (S)	5.875		05-15-23	EUR	375,000	388,282
Cirsa Funding Luxembourg SA (S)	8.750		05-15-18	EUR	265,541	284,761
Cirsa Funding Luxembourg SA	8.750		05-15-18	EUR	63,730	68,343
Eldorado Resorts, Inc. (S)	7.000		08-01-23		175,000	176,422
Great Canadian Gaming Corp. (S)	6.625		07-25-22	CAD	200,000	150,511
Hyatt Hotels Corp.	3.375		07-15-23		80,000	77,065
InterContinental Hotels Group PLC	3.875		11-28-22	GBP	100,000	155,182

22SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
International Game Technology PLC (S)	6.250		02-15-22		200,000	$190,376
International Game Technology PLC (S)	6.500		02-15-25		300,000	276,000
Intralot Finance Luxembourg SA	9.750		08-15-18	EUR	100,000	110,952
Intralot Finance Luxembourg SA (S)	9.750		08-15-18	EUR	175,000	194,162
LTF Merger Sub, Inc. (S)	8.500		06-15-23		325,000	313,625
MGM Resorts International	6.000		03-15-23		650,000	643,906
MGM Resorts International	6.625		12-15-21		125,000	130,313
MGM Resorts International	6.750		10-01-20		175,000	182,821
New Red Finance, Inc. (S)	4.625		01-15-22		350,000	353,500
Peninsula Gaming LLC (S)	8.375		02-15-18		250,000	256,875
PF Chang's China Bistro, Inc. (S)	10.250		06-30-20		325,000	299,813
Playa Resorts Holding BV (S)	8.000		08-15-20		300,000	303,750
Sabre GLBL, Inc. (S)	5.375		04-15-23		150,000	150,000
Scientific Games International, Inc. (S)	7.000		01-01-22		225,000	217,125
Seminole Hard Rock Entertainment, Inc. (S)	5.875		05-15-21		250,000	247,500
Shingle Springs Tribal Gaming Authority (S)	9.750		09-01-21		200,000	210,000
Studio City Finance, Ltd. (S)	8.500		12-01-20		325,000	322,563
Wyndham Worldwide Corp.	2.950		03-01-17		45,000	45,344
Wyndham Worldwide Corp.	4.250		03-01-22		180,000	181,493
Wynn Macau, Ltd. (S)	5.250		10-15-21		400,000	360,000
Household durables 0.4%
Arcelik AS	5.000		04-03-23		200,000	185,797
Bormioli Rocco Holdings SA	10.000		08-01-18	EUR	100,000	111,063
LSF9 Balta Issuer SA	7.750		09-15-22	EUR	275,000	307,101
Magnolia BC SA (S)	9.000		08-01-20	EUR	325,000	370,416
Mohawk Industries, Inc.	2.000		01-14-22	EUR	250,000	271,216
Mohawk Industries, Inc.	3.850		02-01-23		245,000	246,454
Mohawk Industries, Inc.	6.125		01-15-16		205,000	206,168
Newell Rubbermaid, Inc.	2.050		12-01-17		50,000	49,984
Newell Rubbermaid, Inc.	3.900		11-01-25		195,000	193,797
NVR, Inc.	3.950		09-15-22		5,000	5,079
RSI Home Products, Inc. (S)	6.500		03-15-23		350,000	362,250
Shea Homes LP (S)	5.875		04-01-23		150,000	154,875
Taylor Morrison Communities, Inc. (S)	5.875		04-15-23		200,000	199,000
Tempur Sealy International, Inc. (S)	5.625		10-15-23		225,000	228,938
Tupperware Brands Corp.	4.750		06-01-21		160,000	165,098
Whirlpool Corp.	1.650		11-01-17		75,000	74,951
William Lyon Homes, Inc.	7.000		08-15-22		325,000	330,688
William Lyon Homes, Inc.	8.500		11-15-20		450,000	479,250
Internet and catalog retail 0.4%
Amazon.com, Inc.	3.800		12-05-24		305,000	317,116
Amazon.com, Inc.	4.800		12-05-34		540,000	568,385
Amazon.com, Inc.	4.950		12-05-44		635,000	677,235
Expedia, Inc.	2.500		06-03-22	EUR	100,000	105,311
Expedia, Inc.	4.500		08-15-24		165,000	163,070
QVC, Inc.	3.125		04-01-19		460,000	453,856
QVC, Inc.	4.375		03-15-23		640,000	611,583
QVC, Inc.	4.850		04-01-24		70,000	68,286
The Priceline Group, Inc.	2.150		11-25-22	EUR	100,000	106,348
The Priceline Group, Inc.	2.375		09-23-24	EUR	200,000	210,140
The Priceline Group, Inc.	3.650		03-15-25		450,000	441,460

SEE NOTES TO FUND'S INVESTMENTS23

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Leisure products 0.1%
GLP Capital LP	4.375		11-01-18		325,000	$333,531
Vista Outdoor, Inc. (S)	5.875		10-01-23		175,000	179,813
Media 3.3%
21st Century Fox America, Inc.	6.400		12-15-35		205,000	242,827
21st Century Fox America, Inc.	6.900		08-15-39		305,000	370,832
21st Century Fox America, Inc.	8.250		08-10-18		145,000	167,808
Altice Financing SA (S)	6.500		01-15-22		725,000	728,625
Altice Financing SA (S)	8.000		12-15-19	EUR	100,000	110,147
Altice Finco SA (S)	8.125		01-15-24		400,000	381,000
Altice Finco SA (S)	9.875		12-15-20		600,000	636,000
Altice Luxembourg SA (S)	7.750		05-15-22		450,000	420,750
Altice Luxembourg SA (S)	7.250		05-15-22	EUR	100,000	102,481
Altice Luxembourg SA (S)	7.625		02-15-25		985,000	861,875
AMC Entertainment, Inc.	5.750		06-15-25		500,000	503,750
AMC Networks, Inc.	4.750		12-15-22		175,000	173,906
Arqiva Broadcast Finance PLC (S)	9.500		03-31-20	GBP	600,000	978,211
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	100,000	163,035
Bertelsmann SE & Company KGaA (P)	3.000		04-23-75	EUR	100,000	100,159
Bertelsmann SE & Company KGaA (P)	3.500		04-23-75	EUR	100,000	95,294
Cable One, Inc. (S)	5.750		06-15-22		150,000	150,375
CCO Holdings LLC (S)	5.125		05-01-23		550,000	547,938
CCO Holdings LLC	5.250		09-30-22		50,000	50,250
CCO Holdings LLC	5.750		09-01-23		350,000	358,313
CCO Holdings LLC	5.750		01-15-24		1,350,000	1,386,707
CCO Safari II LLC (S)	3.579		07-23-20		105,000	105,543
CCO Safari II LLC (S)	4.908		07-23-25		705,000	715,992
CCO Safari II LLC (S)	6.484		10-23-45		415,000	432,275
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		700,000	646,625
Cequel Communications Holdings I LLC (S)	6.375		09-15-20		275,000	268,984
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22		275,000	270,531
Cumulus Media Holdings, Inc.	7.750		05-01-19		200,000	63,500
DISH DBS Corp.	6.750		06-01-21		475,000	477,969
Grupo Televisa SAB	6.125		01-31-46		200,000	203,682
Lamar Media Corp.	5.875		02-01-22		275,000	288,063
LGE HoldCo VI BV (S)	7.125		05-15-24	EUR	325,000	375,112
McGraw-Hill Global Education Holdings LLC	9.750		04-01-21		75,000	81,844
MDC Partners, Inc. (S)	6.750		04-01-20		675,000	690,609
Mediacom Broadband LLC	6.375		04-01-23		325,000	315,250
MHGE Parent LLC (S)	8.500		08-01-19		100,000	100,250
MPL 2 Acquisition Canco, Inc. (S)	9.875		08-15-18		300,000	315,375
Myriad International Holdings BV (S)	5.500		07-21-25		200,000	199,400
Neptune Finco Corp. (S)	10.125		01-15-23		1,000,000	1,045,000
Neptune Finco Corp. (S)	10.875		10-15-25		275,000	290,469
Numericable Group SA (S)	4.875		05-15-19		200,000	199,500
Numericable Group SA	5.625		05-15-24	EUR	100,000	108,812
Numericable-SFR SAS (S)	6.250		05-15-24		725,000	714,125
Omnicom Group, Inc.	3.625		05-01-22		95,000	96,191
Omnicom Group, Inc.	3.650		11-01-24		550,000	544,944
Omnicom Group, Inc.	5.900		04-15-16		260,000	264,740
ProSiebenSat.1 Media AG	2.625		04-15-21	EUR	200,000	219,569
Regal Entertainment Group	5.750		03-15-22		650,000	659,750
SES Global Americas Holdings GP (S)	2.500		03-25-19		110,000	109,261

24SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
SES SA (S)	3.600		04-04-23		185,000	$182,039
Sinclair Television Group, Inc.	6.125		10-01-22		375,000	385,313
Sinclair Television Group, Inc.	6.375		11-01-21		25,000	25,875
Sirius XM Radio, Inc. (S)	5.250		08-15-22		660,000	694,650
Sirius XM Radio, Inc. (S)	6.000		07-15-24		50,000	51,688
Sky PLC	1.875		11-24-23	EUR	200,000	214,675
Sky PLC (S)	3.750		09-16-24		265,000	263,185
TEGNA, Inc.	5.125		10-15-19		200,000	208,000
TEGNA, Inc.	6.375		10-15-23		250,000	264,375
The Interpublic Group of Companies, Inc.	2.250		11-15-17		260,000	259,873
The Interpublic Group of Companies, Inc.	3.750		02-15-23		65,000	63,738
The Interpublic Group of Companies, Inc.	4.000		03-15-22		125,000	125,055
The Interpublic Group of Companies, Inc.	4.200		04-15-24		530,000	527,646
Thomson Reuters Corp.	1.300		02-23-17		120,000	119,443
Thomson Reuters Corp.	3.850		09-29-24		200,000	197,581
Time Warner Cable, Inc.	4.000		09-01-21		50,000	51,351
Time Warner Cable, Inc.	5.000		02-01-20		120,000	127,655
Time Warner Cable, Inc.	6.550		05-01-37		130,000	131,714
Time Warner Cable, Inc.	6.750		07-01-18		80,000	88,200
Time Warner Cable, Inc.	6.750		06-15-39		355,000	359,940
Time Warner Cable, Inc.	8.250		04-01-19		490,000	567,317
Time Warner Cable, Inc.	8.750		02-14-19		25,000	29,214
Time Warner, Inc.	1.950		09-15-23	EUR	100,000	108,321
Time, Inc. (S)	5.750		04-15-22		300,000	288,000
Townsquare Media, Inc. (S)	6.500		04-01-23		300,000	282,750
Tribune Media Company (S)	5.875		07-15-22		700,000	700,000
Unitymedia GmbH (S)	6.125		01-15-25		350,000	352,625
Unitymedia Hessen GmbH & Company KG (S)	4.000		01-15-25	EUR	100,000	105,379
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		700,000	681,625
Univision Communications, Inc. (S)	5.125		02-15-25		600,000	579,750
Univision Communications, Inc. (S)	6.750		09-15-22		615,000	637,294
Virgin Media Finance PLC (S)	6.000		10-15-24		200,000	199,000
Virgin Media Finance PLC (S)	7.000		04-15-23	GBP	375,000	594,708
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		200,000	196,000
VTR Finance BV (S)	6.875		01-15-24		825,000	798,188
WideOpenWest Finance LLC	13.375		10-15-19		575,000	562,063
WMG Acquisition Corp. (S)	6.000		01-15-21		158,000	159,975
WPP Finance 2010	3.625		09-07-22		275,000	279,767
WPP Finance 2010	3.750		09-19-24		420,000	421,516
WPP PLC	6.000		04-04-17	GBP	50,000	79,629
Ziggo Bond Finance BV (S)	4.625		01-15-25	EUR	100,000	100,831
Ziggo Bond Finance BV (S)	5.875		01-15-25		200,000	188,000
Multiline retail 0.1%
Dollar General Corp.	4.125		07-15-17		240,000	247,705
Dollar Tree, Inc. (S)	5.250		03-01-20		25,000	25,875
Dollar Tree, Inc. (S)	5.750		03-01-23		1,000,000	1,040,000
Marks & Spencer PLC	4.750		06-12-25	GBP	100,000	164,747
Next PLC	5.875		10-12-16	GBP	50,000	78,149
Specialty retail 0.4%
Chinos Intermediate Holdings A, Inc., PIK (S)	7.750		05-01-19		50,000	12,750
DBP Holding Corp. (S)	7.750		10-15-20		150,000	85,500
Group 1 Automotive, Inc.	5.000		06-01-22		175,000	174,563

SEE NOTES TO FUND'S INVESTMENTS25

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Specialty retail (continued)
Guitar Center, Inc. (S)	6.500		04-15-19		325,000	$295,750
Jo-Ann Stores, Inc. (S)	8.125		03-15-19		125,000	103,750
New Look Secured Issuer PLC (S)	6.500		07-01-22	GBP	300,000	454,466
New Look Senior Issuer PLC (S)	8.000		07-01-23	GBP	100,000	149,978
O'Reilly Automotive, Inc.	3.800		09-01-22		25,000	25,264
O'Reilly Automotive, Inc.	3.850		06-15-23		85,000	86,212
O'Reilly Automotive, Inc.	4.875		01-14-21		350,000	382,681
Outerwall, Inc.	5.875		06-15-21		150,000	138,750
Outerwall, Inc.	6.000		03-15-19		550,000	545,875
Party City Holdings, Inc. (S)	6.125		08-15-23		50,000	47,625
Penske Automotive Group, Inc.	5.750		10-01-22		275,000	283,938
Sonic Automotive, Inc.	5.000		05-15-23		175,000	167,563
Sonic Automotive, Inc.	7.000		07-15-22		225,000	237,375
The Home Depot, Inc.	3.350		09-15-25		105,000	107,208
The Men's Wearhouse, Inc.	7.000		07-01-22		175,000	135,625
Textiles, apparel and luxury goods 0.1%
INVISTA Finance LLC (S)	4.250		10-15-19		250,000	244,375
Levi Strauss & Company	6.875		05-01-22		275,000	297,000
Quiksilver, Inc. (H)	10.000		08-01-20		50,000	1,500
Springs Industries, Inc.	6.250		06-01-21		325,000	325,000
Consumer staples 1.5%						13,403,564
Beverages 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	3.375		11-01-22		200,000	170,584
Carlsberg Breweries A/S	7.250		11-28-16	GBP	50,000	79,515
Cott Beverages, Inc.	6.750		01-01-20		200,000	207,500
PepsiCo, Inc.	3.100		07-17-22		280,000	287,496
Pernod-Ricard SA (S)	5.500		01-15-42		265,000	273,707
Food and staples retailing 0.3%
Brakes Capital (S)	7.125		12-15-18	GBP	175,000	273,324
Casino Guichard Perrachon SA	2.798		08-05-26	EUR	200,000	200,340
CVS Health Corp.	2.800		07-20-20		430,000	436,614
CVS Health Corp.	3.500		07-20-22		175,000	179,763
CVS Health Corp.	3.875		07-20-25		180,000	184,633
CVS Health Corp. (S)	5.000		12-01-24		130,000	142,086
CVS Health Corp.	5.125		07-20-45		230,000	245,501
Delhaize Group SA	6.500		06-15-17		135,000	143,863
Rite Aid Corp. (S)	6.125		04-01-23		425,000	449,438
Tesco PLC	6.125		02-24-22	GBP	50,000	80,819
WM Morrison Supermarkets PLC	2.250		06-19-20	EUR	100,000	107,919
Food products 0.5%
Boparan Finance PLC (S)	5.250		07-15-19	GBP	225,000	321,973
Bunge, Ltd. Finance Corp.	3.200		06-15-17		195,000	197,067
Bunge, Ltd. Finance Corp.	3.500		11-24-20		260,000	261,283
Bunge, Ltd. Finance Corp.	4.100		03-15-16		115,000	115,863
Dean Foods Company (S)	6.500		03-15-23		350,000	360,500
JBS Investments GmbH (S)	7.750		10-28-20		400,000	412,000
JBS USA LLC (S)	5.875		07-15-24		275,000	270,875
Marfrig Overseas, Ltd.	9.500		05-04-20		200,000	203,000
Mead Johnson Nutrition Company	4.125		11-15-25		130,000	131,504
MHP SA	8.250		04-02-20		200,000	181,040
Minerva Luxembourg SA (S)	7.750		01-31-23		400,000	393,000

26SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products (continued)
Minerva Luxembourg SA (S)	12.250		02-10-22		200,000	$216,000
Mriya Agro Holding PLC (H)	9.450		04-19-18		200,000	29,000
Mriya Agro Holding PLC (H)(S)	9.450		04-19-18		300,000	43,500
Post Holdings, Inc. (S)	6.750		12-01-21		175,000	178,500
Post Holdings, Inc.	7.375		02-15-22		425,000	442,400
Premier Foods Finance PLC	6.500		03-15-21	GBP	100,000	145,905
Tyson Foods, Inc.	3.950		08-15-24		270,000	276,553
Tyson Foods, Inc.	4.500		06-15-22		225,000	239,171
Household products 0.2%
Central Garden & Pet Company	6.125		11-15-23		150,000	152,625
Controladora Mabe SA de CV (S)	7.875		10-28-19		150,000	162,563
Energizer SpinCo, Inc. (S)	5.500		06-15-25		175,000	169,750
HRG Group, Inc.	7.750		01-15-22		250,000	255,000
HRG Group, Inc.	7.875		07-15-19		300,000	318,339
Reynolds Group Issuer, Inc.	8.250		02-15-21		550,000	549,313
Spectrum Brands, Inc. (S)	5.750		07-15-25		275,000	283,594
The Sun Products Corp. (S)	7.750		03-15-21		325,000	290,672
Personal products 0.1%
Avon Products, Inc.	5.350		03-15-20		90,000	66,384
Kirk Beauty Zero GmbH (S)	6.250		07-15-22	EUR	300,000	333,573
The Estee Lauder Companies, Inc.	4.375		06-15-45		235,000	233,567
Tobacco 0.3%
Imperial Tobacco Finance PLC (S)	2.050		02-11-18		315,000	315,322
Imperial Tobacco Finance PLC (S)	2.950		07-21-20		370,000	370,784
Imperial Tobacco Finance PLC (S)	4.250		07-21-25		790,000	804,385
Imperial Tobacco Finance PLC	6.250		12-04-18	GBP	40,000	67,436
Reynolds American, Inc.	2.300		06-12-18		90,000	91,147
Reynolds American, Inc.	4.000		06-12-22		200,000	208,046
Reynolds American, Inc.	4.450		06-12-25		680,000	714,432
Reynolds American, Inc.	5.850		08-15-45		120,000	134,396
Energy 4.6%						42,719,129
Energy equipment and services 0.5%
Archrock Partners LP	6.000		04-01-21		100,000	86,500
Archrock Partners LP	6.000		10-01-22		175,000	148,750
Cameron International Corp.	1.150		12-15-16		35,000	34,872
Cameron International Corp.	1.400		06-15-17		125,000	123,923
CGG SA	6.500		06-01-21		200,000	108,500
CGG SA	6.875		01-15-22		475,000	260,063
CGG SA	7.750		05-15-17		50,000	50,000
Cie Generale de Geophysique-Veritas	7.750		05-15-17		75,000	75,000
Commonwealth Edison Company	4.350		11-15-45		350,000	355,510
Nabors Industries, Inc.	2.350		09-15-16		95,000	94,778
Nabors Industries, Inc.	4.625		09-15-21		90,000	81,244
Parsley Energy LLC (S)	7.500		02-15-22		675,000	685,125
Power Sector Assets & Liabilities Management Corp.	7.390		12-02-24		270,000	348,975
Precision Drilling Corp.	6.500		12-15-21		75,000	64,500
Rowan Companies, Inc.	4.875		06-01-22		100,000	81,043
Rowan Companies, Inc.	5.000		09-01-17		75,000	76,325
Rowan Companies, Inc.	7.875		08-01-19		155,000	156,378
SESI LLC	6.375		05-01-19		560,000	544,600
SESI LLC	7.125		12-15-21		770,000	729,575

SEE NOTES TO FUND'S INVESTMENTS27

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Energy equipment and services (continued)
TerraForm Power Operating LLC (S)	5.875		02-01-23	75,000	$55,875
Transocean, Inc.	3.000		10-15-17	75,000	70,875
Transocean, Inc.	5.550		12-15-16	80,000	79,600
Transocean, Inc.	6.000		03-15-18	150,000	143,250
Oil, gas and consumable fuels 4.1%
Anadarko Petroleum Corp.	3.450		07-15-24	35,000	33,956
Anadarko Petroleum Corp.	6.375		09-15-17	140,000	149,810
APT Pipelines, Ltd. (S)	3.875		10-11-22	140,000	135,881
Boardwalk Pipelines LP	4.950		12-15-24	115,000	104,621
Canadian Natural Resources, Ltd.	5.700		05-15-17	75,000	78,660
Chesapeake Energy Corp.	5.375		06-15-21	50,000	21,875
Chesapeake Energy Corp.	5.750		03-15-23	825,000	350,625
Chesapeake Energy Corp.	6.625		08-15-20	100,000	47,000
China Shenhua Overseas Capital Company, Ltd.	2.500		01-20-18	200,000	199,720
China Shenhua Overseas Capital Company, Ltd.	3.125		01-20-20	235,000	234,902
CNOOC Nexen Finance 2014 ULC	1.625		04-30-17	200,000	199,145
Columbia Pipeline Group, Inc. (S)	2.450		06-01-18	60,000	59,683
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	170,000	162,820
Concho Resources, Inc.	5.500		04-01-23	825,000	804,375
CONSOL Energy, Inc. (S)	8.000		04-01-23	375,000	264,375
Consolidated Energy Finance SA (S)	6.750		10-15-19	480,000	462,000
Continental Resources, Inc.	5.000		09-15-22	95,000	83,363
Continental Resources, Inc.	7.125		04-01-21	215,000	223,683
CrownRock LP (S)	7.125		04-15-21	200,000	203,500
CrownRock LP (S)	7.750		02-15-23	500,000	508,750
DCP Midstream Operating LP	2.500		12-01-17	255,000	236,831
DCP Midstream Operating LP	2.700		04-01-19	15,000	13,291
DCP Midstream Operating LP	5.600		04-01-44	30,000	22,696
Delek & Avner Tamar Bond, Ltd. (S)	2.803		12-30-16	70,000	70,011
Denbury Resources, Inc.	5.500		05-01-22	425,000	263,500
Ecopetrol SA	4.125		01-16-25	265,000	225,250
Ecopetrol SA	4.250		09-18-18	215,000	218,763
Ecopetrol SA	5.875		05-28-45	90,000	70,650
Ecopetrol SA	7.375		09-18-43	170,000	156,825
Enbridge Energy Partners LP	5.500		09-15-40	110,000	90,284
Enbridge Energy Partners LP	5.875		12-15-16	175,000	180,653
Energy Transfer Partners LP	3.600		02-01-23	30,000	26,125
Energy Transfer Partners LP	6.700		07-01-18	85,000	91,375
EnLink Midstream Partners LP	2.700		04-01-19	35,000	33,704
Enterprise Products Operating LLC	2.550		10-15-19	65,000	64,233
Enterprise Products Operating LLC	7.550		04-15-38	140,000	162,713
EPL Oil & Gas, Inc.	8.250		02-15-18	200,000	64,000
EQT Corp.	4.875		11-15-21	325,000	325,805
EQT Midstream Partners LP	4.000		08-01-24	395,000	344,536
Exxon Mobil Corp. (P)	0.702		03-06-22	355,000	351,979
Ferrellgas LP (S)	6.750		06-15-23	325,000	290,810
Gazprom OAO	7.288		08-16-37	270,000	276,129
Gazprom OAO	8.146		04-11-18	300,000	324,123
Gulfport Energy Corp.	6.625		05-01-23	335,000	304,850
KazMunayGas National Company	7.000		05-05-20	500,000	528,670
KazMunayGas National Company	9.125		07-02-18	570,000	633,273
KazMunayGas National Company JSC	5.750		04-30-43	1,050,000	903,376

28SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kinder Morgan Energy Partners LP	3.500		03-01-16		95,000	$95,265
Lukoil International Finance BV	3.416		04-24-18		200,000	195,372
MarkWest Energy Partners LP	4.500		07-15-23		375,000	330,938
Matador Resources Company	6.875		04-15-23		950,000	945,250
Murphy Oil Corp.	2.500		12-01-17		255,000	248,570
Murray Energy Corp. (S)	11.250		04-15-21		500,000	111,250
Newfield Exploration Company	5.375		01-01-26		150,000	136,875
Newfield Exploration Company	5.625		07-01-24		250,000	235,625
Newfield Exploration Company	5.750		01-30-22		450,000	441,045
NGL Energy Partners LP	5.125		07-15-19		75,000	66,750
Noble Energy, Inc.	4.150		12-15-21		510,000	511,384
Noble Energy, Inc.	5.875		06-01-22		100,000	100,357
Noble Energy, Inc.	5.875		06-01-24		910,000	912,275
NuStar Logistics LP	4.800		09-01-20		40,000	38,000
ONEOK Partners LP	3.200		09-15-18		15,000	14,813
ONEOK Partners LP	3.250		02-01-16		260,000	260,292
Origin Energy Finance, Ltd.	2.875		10-11-19	EUR	100,000	107,031
Origin Energy Finance, Ltd. (S)	3.500		10-09-18		480,000	470,533
Pacific Exploration and Production Corp. (S)	5.375		01-26-19		850,000	272,000
Pacific Rubiales Energy Corp.	5.375		01-26-19		200,000	64,000
Pacific Rubiales Energy Corp. (S)	5.625		01-19-25		590,000	177,000
PBF Holding Company LLC (S)	7.000		11-15-23		150,000	150,000
Penn Virginia Corp.	7.250		04-15-19		375,000	85,781
Penn Virginia Corp.	8.500		05-01-20		450,000	99,000
Pertamina Persero PT	5.625		05-20-43		1,050,000	855,679
Pertamina Persero PT (S)	6.000		05-03-42		457,000	387,861
Pertamina Persero PT (S)	6.450		05-30-44		200,000	180,750
Petrobras Global Finance BV (P)	2.461		01-15-19		100,000	79,250
Petrobras Global Finance BV	3.000		01-15-19		493,000	399,823
Petrobras Global Finance BV	3.250		03-17-17		119,000	111,265
Petrobras Global Finance BV	4.875		03-17-20		125,000	100,588
Petrobras Global Finance BV	5.375		01-27-21		900,000	717,480
Petrobras Global Finance BV	5.625		05-20-43		373,000	237,746
Petrobras Global Finance BV	6.750		01-27-41		95,000	65,075
Petrobras Global Finance BV	6.850		06-05-15		172,000	116,978
Petrobras Global Finance BV	7.875		03-15-19		465,000	431,753
Petroleos de Venezuela SA	5.125		10-28-16		518,734	398,128
Petroleos de Venezuela SA	5.250		04-12-17		2,537,300	1,452,604
Petroleos de Venezuela SA	5.375		04-12-27		715,000	257,400
Petroleos de Venezuela SA	8.500		11-02-17		1,434,133	894,899
Petroleos de Venezuela SA	9.750		05-17-35		190,000	91,010
Petroleos Mexicanos	3.125		01-23-19		30,000	29,645
Petroleos Mexicanos	3.500		07-18-18		100,000	100,717
Petroleos Mexicanos (S)	3.500		07-23-20		55,000	54,238
Petroleos Mexicanos	4.250		01-15-25		400,000	375,800
Petroleos Mexicanos	5.500		02-24-25	EUR	301,000	353,145
Petroleos Mexicanos	5.500		06-27-44		1,115,000	919,875
Petroleos Mexicanos (S)	5.500		06-27-44		175,000	144,375
Petroleos Mexicanos (S)	5.625		01-23-46		800,000	672,000
Petroleos Mexicanos	6.375		01-23-45		200,000	185,500
Petroleos Mexicanos	6.500		06-02-41		1,710,000	1,618,088
Petroleos Mexicanos	6.625		06-15-35		85,000	82,892

SEE NOTES TO FUND'S INVESTMENTS29

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	6.625		06-15-35		100,000	$97,520
Petroleos Mexicanos	7.190		09-12-24	MXN	1,000,000	55,931
Petroleos Mexicanos (S)	7.190		09-12-24	MXN	1,201,000	67,174
Petroleos Mexicanos	7.470		11-12-26	MXN	600,000	32,701
Petroleum Company of Trinidad & Tobago, Ltd. (S)	9.750		08-14-19		200,000	216,750
Pioneer Natural Resources Company	5.875		07-15-16		325,000	332,874
Range Resources Corp. (S)	4.875		05-15-25		625,000	550,000
Sabine Pass Liquefaction LLC	5.625		04-15-23		500,000	461,250
Sabine Pass Liquefaction LLC	5.750		05-15-24		200,000	184,500
Sabine Pass Liquefaction LLC	6.250		03-15-22		500,000	483,125
SandRidge Energy, Inc. (S)	8.750		06-01-20		100,000	38,000
Seven Generations Energy, Ltd. (S)	6.750		05-01-23		325,000	286,813
Seven Generations Energy, Ltd. (S)	8.250		05-15-20		975,000	945,750
Shell International Finance BV	2.125		05-11-20		290,000	289,051
Shell International Finance BV	3.250		05-11-25		780,000	775,857
SM Energy Company	5.000		01-15-24		300,000	261,750
SM Energy Company	5.625		06-01-25		50,000	44,563
SM Energy Company	6.500		01-01-23		250,000	239,375
Southwestern Energy Company	3.300		01-23-18		40,000	36,627
Spectra Energy Partners LP	2.950		09-25-18		75,000	75,059
Targa Resources Partners LP	4.250		11-15-23		925,000	779,313
Targa Resources Partners LP	5.250		05-01-23		50,000	45,250
Targa Resources Partners LP (S)	6.750		03-15-24		325,000	308,750
Tennessee Gas Pipeline Company	8.000		02-01-16		225,000	227,382
The Williams Companies, Inc.	3.700		01-15-23		280,000	225,296
The Williams Companies, Inc.	4.550		06-24-24		285,000	233,853
The Williams Companies, Inc.	7.750		06-15-31		30,000	27,872
The Williams Companies, Inc.	8.750		03-15-32		100,000	98,154
Total SA (2.625% to 2-26-25, then 5 Year Euro Swap Rate + 2.148%) (Q)	2.625		02-26-25	EUR	207,000	201,963
Western Gas Partners LP	4.000		07-01-22		90,000	86,177
Whiting Petroleum Corp.	6.250		04-01-23		540,000	504,900
Williams Partners LP	4.125		11-15-20		135,000	130,159
Williams Partners LP	6.300		04-15-40		225,000	191,890
WPX Energy, Inc.	6.000		01-15-22		800,000	678,000
WPX Energy, Inc.	7.500		08-01-20		500,000	471,250
WPX Energy, Inc.	8.250		08-01-23		275,000	257,125
YPF SA	8.500		07-28-25		105,000	100,695
YPF SA (S)	8.875		12-19-18		225,000	234,000
Financials 8.5%						78,258,651
Banks 4.0%
Abbey National Treasury Services PLC	1.375		03-13-17		225,000	224,702
ABN AMRO Bank NV (S)	4.750		07-28-25		400,000	401,977
AIB Mortgage Bank	3.125		09-10-18	EUR	246,000	281,279
AIB Mortgage Bank	4.875		06-29-17	EUR	170,000	193,215
Akbank TAS	5.125		03-31-25		200,000	188,022
Arion Banki HF	3.125		03-12-18	EUR	200,000	215,386
Banca Monte dei Paschi di Siena SpA	2.875		07-16-24	EUR	210,000	240,454
Banca Monte dei Paschi di Siena SpA	3.500		03-20-17	EUR	200,000	219,470
Banco Bilbao Vizcaya Argentaria SA	3.000		10-20-20		405,000	404,120
Banco do Estado do Rio Grande do Sul (S)	7.375		02-02-22		200,000	166,000
Banco Hipotecario SA (S)	9.750		11-30-20		200,000	200,376
Banco Nacional de Desenvolvimento Economico e Social	6.369		06-16-18		100,000	101,000

30SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Banco Popular Espanol SA	0.750		09-29-20	EUR	300,000	$318,341
Banco Santander Chile (S)	3.875		09-20-22		150,000	150,801
Banco Santander SA	2.875		10-16-20		440,000	439,560
Banco Santander SA	4.000		04-07-20	EUR	300,000	367,342
Bank of America Corp.	1.700		08-25-17		15,000	15,006
Bank of America Corp.	3.300		01-11-23		665,000	664,610
Bank of America Corp.	3.950		04-21-25		470,000	464,907
Bank of America Corp.	4.000		04-01-24		500,000	516,750
Bank of America Corp.	4.200		08-26-24		700,000	706,882
Bank of America Corp.	5.650		05-01-18		60,000	65,065
Bank of America Corp.	6.110		01-29-37		200,000	231,040
Bank of America Corp.	6.400		08-28-17		215,000	232,216
Bank of America Corp.	6.875		04-25-18		90,000	100,170
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (Q)	6.500		10-23-24		340,000	359,125
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)	2.150		09-14-18		215,000	214,953
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)	2.750		09-14-20		575,000	577,155
Bankia SA	4.000		02-03-25	EUR	100,000	129,801
Banque Federative du Credit Mutuel SA (S)	2.500		10-29-18		225,000	227,014
Barclays Bank PLC	4.000		10-07-19	EUR	250,000	303,787
Barclays Bank PLC	5.000		09-22-16		125,000	128,920
Barclays Bank PLC	5.140		10-14-20		675,000	741,001
Barclays Bank PLC (S)	6.050		12-04-17		205,000	219,710
Barclays PLC	2.750		11-08-19		455,000	455,507
Barclays PLC	3.650		03-16-25		355,000	344,182
Barclays PLC	5.250		08-17-45		440,000	455,444
BAWAG PSK	1.875		09-18-19	EUR	100,000	112,540
BBVA Bancomer SA (S)	4.375		04-10-24		465,000	466,163
BBVA Bancomer SA	6.500		03-10-21		600,000	648,750
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	200,000	219,743
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875		03-20-26	EUR	200,000	218,062
BPCE SA	2.500		12-10-18		250,000	252,347
BPCE SA (S)	4.500		03-15-25		200,000	197,066
BPCE SA (S)	5.150		07-21-24		800,000	826,074
Branch Banking & Trust Company	3.625		09-16-25		260,000	262,650
Branch Banking & Trust Company	3.800		10-30-26		325,000	332,427
Brixmor Operating Partnership LP	3.875		08-15-22		125,000	124,305
Citigroup, Inc. (P)	0.579		05-31-17	EUR	50,000	52,730
Citigroup, Inc.	1.550		08-14-17		150,000	149,740
Citigroup, Inc.	1.700		04-27-18		40,000	39,832
Citigroup, Inc.	1.800		02-05-18		15,000	14,991
Citigroup, Inc.	1.850		11-24-17		140,000	140,068
Citigroup, Inc. (P)	4.250		02-25-30	EUR	100,000	123,929
Citigroup, Inc.	6.250		09-02-19	GBP	45,000	77,555
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950		08-15-20		400,000	396,650
Citizens Bank NA	2.300		12-03-18		250,000	249,675
Credit Agricole SA	2.375		05-20-24	EUR	100,000	113,651
Credit Agricole SA (S)	2.500		04-15-19		350,000	353,240
Credit Agricole SA (S)	2.750		06-10-20		585,000	592,197
Credit Suisse AG (S)	3.800		09-15-22		435,000	438,428
Danske Bank A/S (P)	2.750		05-19-26	EUR	200,000	219,952

SEE NOTES TO FUND'S INVESTMENTS31

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Dexia Credit Local SA	0.625		01-21-22	EUR	300,000	$319,248
Dexia Credit Local SA	1.625		10-29-18	EUR	230,000	254,488
Dexia Credit Local SA	2.000		01-22-21	EUR	100,000	114,592
Dexia Credit Local SA	2.125		02-12-25	GBP	200,000	290,486
DNB Boligkreditt AS	1.875		11-21-22	EUR	165,000	189,438
Erste Group Bank AG	0.750		02-05-25	EUR	200,000	209,822
Erste Group Bank AG	7.125		10-10-22	EUR	200,000	254,618
EUROFIMA	4.000		10-27-21	EUR	91,000	117,040
European Investment Bank (S)	6.950		02-06-20	IDR	1,360,000,000	91,237
European Investment Bank	8.000		04-01-20	TRY	315,000	99,168
European Investment Bank	8.750		08-25-17	GBP	246,000	420,107
Export-Import Bank of Korea	2.000		04-30-20	EUR	100,000	111,869
Export-Import Bank of Korea	4.625		02-20-17	EUR	144,000	160,400
FCE Bank PLC	3.250		11-19-20	GBP	150,000	230,608
Halyk Savings Bank of Kazakhstan JSC	7.250		01-28-21		400,000	414,200
HBOS PLC (S)	6.750		05-21-18		205,000	225,072
HSBC Bank PLC (P)(S)	1.002		05-15-18		215,000	214,162
HSBC Holdings PLC	5.750		12-20-27	GBP	55,000	93,605
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	100,000	111,466
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (Q)	6.375		03-30-25		200,000	200,102
Hypo Alpe-Adria-Bank International AG	2.375		12-13-22	EUR	700,000	792,484
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.28%)	6.375		04-30-22		250,000	256,873
ING Bank NV (S)	2.450		03-16-20		200,000	200,328
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125		11-21-23		200,000	205,103
Inter-American Development Bank	4.400		01-26-26	CAD	200,000	171,831
Inter-American Development Bank	7.000		02-04-19	IDR	800,000,000	54,179
Intesa Sanpaolo SpA	3.625		12-05-22	EUR	200,000	253,341
Intesa Sanpaolo SpA (S)	6.500		02-24-21		100,000	114,859
Itau Unibanco Holding SA	5.650		03-19-22		200,000	191,000
JPMorgan Chase & Co.	3.875		09-10-24		950,000	955,036
JPMorgan Chase & Co.	4.250		10-01-27		330,000	332,583
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20		745,000	739,878
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24		325,000	352,138
KeyCorp	2.900		09-15-20		430,000	431,080
KFW	0.500		04-19-16		453,000	452,851
KFW	4.700		06-02-37	CAD	100,000	89,338
KFW	4.700		06-02-37	CAD	20,000	17,733
KFW	5.550		06-07-21	GBP	100,000	181,231
KFW	5.625		08-25-17	GBP	90,000	146,494
KFW	6.000		08-20-20	AUD	439,000	360,516
Lloyds Bank PLC (S)	6.500		09-14-20		685,000	802,691
Lloyds Bank PLC	7.625		04-22-25	GBP	30,000	58,428
Mitsubishi UFJ Financial Group, Inc. (S)	2.650		10-19-20		520,000	518,634
MUFG Union Bank NA	2.125		06-16-17		255,000	257,180
National Bank of Canada	1.450		11-07-17		380,000	378,733
Nordea Bank AB (S)	4.875		05-13-21		300,000	324,398
Nordea Hypotek AB	1.000		04-08-22	SEK	2,400,000	267,867
Realkredit Danmark A/S	2.000		01-01-19	DKK	2,550,000	381,171
Realkredit Danmark A/S	2.000		04-01-24	DKK	2,300,000	338,333

32SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Regions Bank	7.500		05-15-18		250,000	$279,363
Royal Bank of Canada (S)	1.250		10-29-18	EUR	240,000	262,630
Santander UK PLC (S)	5.000		11-07-23		480,000	500,890
Sberbank of Russia	6.125		02-07-22		450,000	461,838
Sberbank of Russia (S)	6.125		02-07-22		200,000	205,250
Skandinaviska Enskilda Banken AB	1.500		06-17-20	SEK	3,000,000	353,229
Societe Generale SA	5.400		01-30-18	GBP	25,000	40,370
Stadshypotek AB	4.250		10-10-17	AUD	200,000	147,673
Standard Chartered Bank	7.750		04-03-18	GBP	50,000	83,739
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000		10-21-25	EUR	100,000	106,671
SunTrust Banks, Inc.	2.350		11-01-18		105,000	105,696
Swedbank AB (S)	1.750		03-12-18		235,000	234,415
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21		190,000	206,388
The Toronto-Dominion Bank	2.250		11-05-19		102,000	102,452
Turkiye Garanti Bankasi A/S (S)	6.250		04-20-21		200,000	210,250
Turkiye Halk Bankasi AS (S)	4.875		07-19-17		310,000	315,630
Turkiye Is Bankasi	6.000		10-24-22		420,000	412,759
UniCredit Bank Austria AG	1.375		05-26-21	EUR	200,000	223,303
UniCredit Bank Czech Republic & Slovakia AS	0.625		04-30-20	EUR	200,000	210,460
UniCredit SpA	3.625		01-24-19	EUR	100,000	115,162
US Bank NA	2.125		10-28-19		400,000	401,518
Wayne Merger Sub LLC (S)	8.250		08-01-23		500,000	483,750
Capital markets 1.2%
Ameriprise Financial, Inc.	7.300		06-28-19		190,000	221,812
Credit Suisse AG (S)	6.500		08-08-23		935,000	1,019,679
Credit Suisse New York	1.375		05-26-17		325,000	324,184
E*TRADE Financial Corp.	5.375		11-15-22		175,000	185,063
JAB Holdings BV	2.125		09-16-22	EUR	200,000	215,082
Morgan Stanley (P)	1.170		01-24-19		410,000	408,894
Morgan Stanley (P)	1.600		04-25-18		130,000	131,598
Morgan Stanley	3.750		02-25-23		1,670,000	1,729,524
Morgan Stanley	3.950		04-23-27		205,000	200,577
Morgan Stanley	4.350		09-08-26		440,000	449,151
Morgan Stanley	5.000		05-02-19	EUR	50,000	60,844
Morgan Stanley	5.000		11-24-25		270,000	291,072
Morgan Stanley	5.375		08-10-20	EUR	100,000	127,417
Morgan Stanley	5.500		07-24-20		225,000	252,963
Morgan Stanley	5.500		07-28-21		155,000	175,934
The Goldman Sachs Group, Inc.	2.750		09-15-20		280,000	281,820
The Goldman Sachs Group, Inc.	2.900		07-19-18		185,000	189,743
The Goldman Sachs Group, Inc.	3.625		01-22-23		690,000	708,720
The Goldman Sachs Group, Inc.	3.850		07-08-24		280,000	286,808
The Goldman Sachs Group, Inc.	4.250		10-21-25		505,000	506,486
The Goldman Sachs Group, Inc.	5.500		10-12-21	GBP	15,000	25,182
The Goldman Sachs Group, Inc.	5.750		01-24-22		325,000	372,839
The Goldman Sachs Group, Inc.	6.150		04-01-18		310,000	339,975
The Goldman Sachs Group, Inc.	6.250		09-01-17		203,000	219,226
The Goldman Sachs Group, Inc.	6.250		02-01-41		305,000	368,542
The Goldman Sachs Group, Inc.	6.750		10-01-37		435,000	522,140
The Goldman Sachs Group, Inc.	7.500		02-15-19		140,000	162,991

SEE NOTES TO FUND'S INVESTMENTS33

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20		630,000	$629,213
UBS AG	1.375		04-16-21	EUR	166,000	185,985
UBS Group AG (S)	4.125		09-24-25		400,000	401,045
Consumer finance 0.4%
Ally Financial, Inc.	5.750		11-20-25		300,000	302,063
Credit Suisse Group Funding Guernsey, Ltd.	1.250		04-14-22	EUR	300,000	309,336
Discover Financial Services	3.750		03-04-25		165,000	161,915
Discover Financial Services	3.950		11-06-24		325,000	321,963
Discover Financial Services	6.450		06-12-17		35,000	37,266
Discover Financial Services	10.250		07-15-19		245,000	296,104
Harland Clarke Holdings Corp. (S)	6.875		03-01-20		150,000	132,750
Navient Corp.	5.000		10-26-20		425,000	382,500
Navient Corp. (S)	5.625		02-15-24		250,000	258,125
Navient Corp.	5.875		03-25-21		350,000	320,250
OneMain Financial Holdings, Inc. (S)	6.750		12-15-19		225,000	235,688
Santander Consumer Finance SA	0.900		02-18-20	EUR	300,000	314,542
Vnesheconombank	6.902		07-09-20		300,000	310,898
Diversified financial services 0.5%
Aston Escrow Corp. (S)	9.500		08-15-21		300,000	159,000
Brixmor Operating Partnership LP	3.850		02-01-25		190,000	186,168
Cantor Commercial Real Estate Company LP (S)	7.750		02-15-18		300,000	309,750
CDP Financial, Inc.	3.500		06-23-20	EUR	250,000	300,297
Discover Bank	3.100		06-04-20		275,000	277,888
GARFUNKELUX HOLDCO (S)	8.500		11-01-22	GBP	150,000	232,692
GE Capital International Funding Company (S)	4.418		11-15-35		587,000	602,828
GE Capital UK Funding Company	5.625		04-25-19	GBP	30,000	50,679
General Electric Capital Corp.	5.875		01-14-38		257,000	315,658
Intercontinental Exchange, Inc.	2.750		12-01-20		95,000	95,312
International Finance Corp.	7.750		12-03-16	INR	2,670,000	40,352
Jefferies LoanCore LLC (S)	6.875		06-01-20		600,000	583,500
Leeds Building Society	2.625		04-01-21	EUR	150,000	168,364
McGraw Hill Financial, Inc. (S)	2.500		08-15-18		25,000	25,171
MSCI, Inc. (S)	5.250		11-15-24		200,000	206,000
MSCI, Inc. (S)	5.750		08-15-25		325,000	337,188
National Financial Partners Corp. (S)	9.000		07-15-21		50,000	48,000
Neuberger Berman Group LLC (S)	5.875		03-15-22		335,000	350,008
RCI Banque SA	3.250		04-25-18	GBP	20,000	30,860
RCI Banque SA (S)	3.500		04-03-18		95,000	97,217
RCI Banque SA (S)	4.600		04-12-16		135,000	136,552
Voya Financial, Inc.	2.900		02-15-18		110,000	112,189
Insurance 1.1%
ACE INA Holdings, Inc.	2.300		11-03-20		160,000	158,974
ACE INA Holdings, Inc.	4.350		11-03-45		250,000	250,602
Aflac, Inc.	3.625		06-15-23		665,000	689,080
Allianz Finance II BV (5.750% to 7-8-21, then 3 month EURIBOR + 3.349%)	5.750		07-08-41	EUR	100,000	124,129
Aon PLC	2.800		03-15-21		340,000	341,172
Aon PLC	4.750		05-15-45		230,000	228,439
Assicurazioni Generali SpA	4.125		05-04-26	EUR	100,000	113,842
Assicurazioni Generali SpA	5.125		09-16-24	EUR	50,000	68,168
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875		05-22-38	EUR	50,000	59,166

34SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Insurance (continued)
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (Q)	3.875		10-08-25	EUR	100,000	$105,009
AXA SA (5.250% to 4-16-20, then 3 month EURIBOR + 3.050%)	5.250		04-16-40	EUR	50,000	59,287
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500		07-24-39	EUR	50,000	62,964
CNA Financial Corp.	3.950		05-15-24		365,000	365,802
CNA Financial Corp.	5.875		08-15-20		330,000	368,338
CNA Financial Corp.	6.500		08-15-16		115,000	119,171
CNO Financial Group, Inc.	4.500		05-30-20		125,000	128,424
CNO Financial Group, Inc.	5.250		05-30-25		100,000	101,750
Fidelity National Financial, Inc.	6.600		05-15-17		220,000	233,222
First American Financial Corp.	4.600		11-15-24		245,000	249,313
Hub Holdings LLC, PIK (S)	8.125		07-15-19		332,000	318,720
HUB International, Ltd. (S)	7.875		10-01-21		375,000	360,000
Liberty Mutual Group, Inc. (S)	4.250		06-15-23		90,000	92,005
Liberty Mutual Group, Inc. (S)	4.850		08-01-44		725,000	698,939
Marsh & McLennan Companies, Inc.	2.350		03-06-20		225,000	224,198
Marsh & McLennan Companies, Inc.	3.500		06-03-24		485,000	483,500
Marsh & McLennan Companies, Inc.	3.500		03-10-25		400,000	394,948
MetLife, Inc.	5.250		06-29-20	GBP	50,000	85,424
Metropolitan Life Global Funding I (S)	1.500		01-10-18		160,000	159,606
Metropolitan Life Global Funding I	3.500		09-30-26	GBP	100,000	159,182
Nationwide Building Society (S)	3.900		07-21-25		400,000	414,581
Nationwide Building Society	4.375		02-28-22	EUR	150,000	196,276
Nationwide Building Society	5.625		09-09-19	GBP	50,000	85,234
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125		03-20-23	EUR	130,000	146,328
Principal Financial Group, Inc.	1.850		11-15-17		45,000	45,224
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700		05-15-55		670,000	670,838
Provident Companies, Inc.	7.000		07-15-18		380,000	423,192
Reinsurance Group of America, Inc.	5.000		06-01-21		105,000	113,823
Reinsurance Group of America, Inc.	6.450		11-15-19		375,000	424,317
RSA Insurance Group PLC (P)	5.125		10-10-45	GBP	100,000	148,041
Unum Group	4.000		03-15-24		285,000	286,931
Unum Group	5.625		09-15-20		115,000	127,233
USI, Inc. (S)	7.750		01-15-21		400,000	392,000
XLIT, Ltd.	2.300		12-15-18		120,000	120,346
XLIT, Ltd.	5.250		12-15-43		105,000	109,928
Real estate investment trusts 0.6%
American Campus Communities Operating Partnership LP	3.350		10-01-20		40,000	40,045
American Campus Communities Operating Partnership LP	3.750		04-15-23		290,000	284,639
American Campus Communities Operating Partnership LP	4.125		07-01-24		170,000	170,018
Avalonbay Communities, Inc.	3.500		11-15-25		80,000	79,795
Crown Castle Towers LLC (S)	3.222		05-15-22		25,000	24,142
Crown Castle Towers LLC (S)	3.663		05-15-25		275,000	270,171
Crown Castle Towers LLC (S)	6.113		01-15-20		240,000	263,927
DDR Corp.	4.250		02-01-26		245,000	244,303
DuPont Fabros Technology LP	5.875		09-15-21		300,000	310,500
Equinix, Inc.	5.375		01-01-22		225,000	229,500
Equinix, Inc.	5.375		04-01-23		325,000	331,094
Equinix, Inc.	5.750		01-01-25		125,000	126,563
Healthcare Realty Trust, Inc.	3.750		04-15-23		115,000	112,633
Healthcare Realty Trust, Inc.	5.750		01-15-21		150,000	166,397

SEE NOTES TO FUND'S INVESTMENTS35

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Real estate investment trusts (continued)
Highwoods Realty LP	3.625		01-15-23		165,000	$160,924
Host Hotels & Resorts LP	4.000		06-15-25		205,000	198,012
Iron Mountain Europe PLC (S)	6.125		09-15-22	GBP	200,000	307,847
Iron Mountain, Inc. (S)	6.000		10-01-20		400,000	419,600
Kilroy Realty LP	4.800		07-15-18		45,000	47,381
Kilroy Realty LP	6.625		06-01-20		145,000	165,457
Kimco Realty Corp.	3.400		11-01-22		75,000	74,708
MPT Operating Partnership LP	6.375		02-15-22		75,000	78,000
MPT Operating Partnership LP	6.875		05-01-21		350,000	364,875
Simon Property Group LP	2.500		09-01-20		310,000	311,854
Ventas Realty LP	1.250		04-17-17		55,000	54,670
Ventas Realty LP	2.000		02-15-18		75,000	74,930
WEA Finance LLC (S)	1.750		09-15-17		200,000	198,754
WEA Finance LLC (S)	3.250		10-05-20		365,000	367,726
Real estate management and development 0.4%
Agile Property Holdings, Ltd.	8.875		04-28-17		220,000	223,036
BR Malls International Finance, Ltd. (Q)(S)	8.500		01-21-16		160,000	145,200
BR Properties SA (Q)(S)	9.000		01-04-16		200,000	149,500
CIFI Holdings Group Company, Ltd.	12.250		04-15-18		200,000	216,693
Citycon OYJ	3.750		06-24-20	EUR	200,000	231,815
Deutsche Annington Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000		12-17-21	EUR	200,000	209,282
Greystar Real Estate Partners LLC (S)	8.250		12-01-22		175,000	184,188
Inmobiliaria Colonial SA	2.728		06-05-23	EUR	200,000	212,783
Jafz Sukuk, Ltd.	7.000		06-19-19		200,000	223,404
KWG Property Holding, Ltd.	13.250		03-22-17		200,000	219,260
Longfor Properties Company, Ltd.	6.750		01-29-23		200,000	206,909
Realogy Group LLC (S)	5.250		12-01-21		200,000	207,000
Shimao Property Holdings, Ltd.	6.625		01-14-20		200,000	206,462
The Howard Hughes Corp. (S)	6.875		10-01-21		675,000	690,188
Thrifts and mortgage finance 0.3%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21		150,000	139,500
Nationstar Mortgage LLC	6.500		07-01-21		675,000	610,875
Nationstar Mortgage LLC	7.875		10-01-20		150,000	145,500
Ocwen Financial Corp. (S)	6.625		05-15-19		525,000	472,500
Provident Funding Associates LP (S)	6.750		06-15-21		425,000	414,375
Quicken Loans, Inc. (S)	5.750		05-01-25		750,000	724,688
Walter Investment Management Corp.	7.875		12-15-21		375,000	296,250
Health care 2.6%						23,713,717
Biotechnology 0.4%
AbbVie, Inc.	1.800		05-14-18		220,000	219,748
AbbVie, Inc.	2.500		05-14-20		140,000	139,130
AbbVie, Inc.	3.200		11-06-22		125,000	123,868
AbbVie, Inc.	3.600		05-14-25		140,000	138,736
AbbVie, Inc.	4.400		11-06-42		110,000	102,500
AMAG Pharmaceuticals, Inc. (S)	7.875		09-01-23		225,000	187,313
Baxalta, Inc. (S)	2.000		06-22-18		20,000	19,850
Biogen, Inc.	2.900		09-15-20		205,000	205,468
Biogen, Inc.	3.625		09-15-22		230,000	234,055
Biogen, Inc.	4.050		09-15-25		280,000	282,362
Celgene Corp.	3.625		05-15-24		465,000	462,055

36SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Biotechnology (continued)
Celgene Corp.	3.875		08-15-25		955,000	$953,579
Celgene Corp.	4.625		05-15-44		380,000	356,515
Gilead Sciences, Inc.	1.850		09-04-18		50,000	50,432
Gilead Sciences, Inc.	3.650		03-01-26		645,000	650,286
Health care equipment and supplies 0.2%
Crimson Merger Sub, Inc. (S)	6.625		05-15-22		200,000	163,500
Ephios Holdco II PLC (S)	8.250		07-01-23	EUR	125,000	136,357
Hill-Rom Holdings, Inc. (S)	5.750		09-01-23		125,000	127,344
Medtronic, Inc. (P)	1.137		03-15-20		150,000	150,125
Medtronic, Inc.	2.750		04-01-23		80,000	78,407
Medtronic, Inc.	3.500		03-15-25		605,000	612,632
Medtronic, Inc.	4.625		03-15-45		170,000	175,942
Universal Hospital Services, Inc.	7.625		08-15-20		325,000	303,875
Zimmer Holdings, Inc.	2.000		04-01-18		80,000	79,809
Health care providers and services 1.0%
Acadia Healthcare Company, Inc.	5.625		02-15-23		150,000	147,000
AmerisourceBergen Corp.	3.250		03-01-25		95,000	91,950
Anthem, Inc.	3.500		08-15-24		390,000	386,407
Anthem, Inc.	4.650		01-15-43		120,000	116,781
Cardinal Health, Inc.	3.750		09-15-25		135,000	137,130
Catholic Health Initiatives	1.600		11-01-17		25,000	24,900
Catholic Health Initiatives	2.600		08-01-18		120,000	121,575
Catholic Health Initiatives	2.950		11-01-22		85,000	82,868
Community Health Systems, Inc.	6.875		02-01-22		1,150,000	1,112,625
Community Health Systems, Inc.	8.000		11-15-19		245,000	248,063
Ephios Bondco PLC (S)	6.250		07-01-22	EUR	325,000	362,976
HCA Holdings, Inc.	6.250		02-15-21		350,000	371,875
HCA, Inc.	5.000		03-15-24		375,000	377,813
HCA, Inc.	5.375		02-01-25		200,000	197,375
Holding Medi-Partenaires SAS	7.000		05-15-20	EUR	100,000	112,127
Holding Medi-Partenaires SAS (S)	7.000		05-15-20	EUR	350,000	392,444
Humana, Inc.	2.625		10-01-19		75,000	75,397
Humana, Inc.	3.150		12-01-22		521,000	513,803
Humana, Inc.	3.850		10-01-24		260,000	262,279
Humana, Inc.	4.950		10-01-44		640,000	647,672
IASIS Healthcare LLC	8.375		05-15-19		400,000	376,000
Kaiser Foundation Hospitals	3.500		04-01-22		200,000	205,284
Molina Healthcare, Inc. (S)	5.375		11-15-22		275,000	276,375
Opal Acquisition, Inc. (S)	8.875		12-15-21		325,000	280,313
Select Medical Corp.	6.375		06-01-21		50,000	40,375
Tenet Healthcare Corp. (P)(S)	3.837		06-15-20		350,000	345,188
Tenet Healthcare Corp.	6.750		06-15-23		425,000	397,375
Tenet Healthcare Corp.	8.125		04-01-22		250,000	249,688
Truven Health Analytics, Inc.	10.625		06-01-20		100,000	103,500
UnitedHealth Group, Inc.	3.350		07-15-22		120,000	123,286
UnitedHealth Group, Inc.	3.750		07-15-25		395,000	409,671
Voyage Care Bondco PLC	6.500		08-01-18	GBP	100,000	153,026
WellCare Health Plans, Inc.	5.750		11-15-20		50,000	51,980
Life sciences tools and services 0.2%
Agilent Technologies, Inc.	3.200		10-01-22		90,000	87,148
Agilent Technologies, Inc.	3.875		07-15-23		190,000	190,107
Agilent Technologies, Inc.	5.000		07-15-20		145,000	155,238

SEE NOTES TO FUND'S INVESTMENTS37

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Life sciences tools and services (continued)
Agilent Technologies, Inc.	6.500		11-01-17		35,000	$37,537
Life Technologies Corp.	3.500		01-15-16		410,000	411,350
Life Technologies Corp.	6.000		03-01-20		490,000	550,541
Thermo Fisher Scientific, Inc.	2.000		04-15-25	EUR	250,000	262,274
Thermo Fisher Scientific, Inc.	2.400		02-01-19		105,000	105,382
Thermo Fisher Scientific, Inc.	4.150		02-01-24		70,000	73,350
Pharmaceuticals 0.8%
Actavis Funding SCS	2.350		03-12-18		240,000	242,179
Actavis Funding SCS	3.000		03-12-20		305,000	308,839
Actavis Funding SCS	3.800		03-15-25		630,000	635,635
Actavis Funding SCS	3.850		06-15-24		115,000	116,398
Actavis Funding SCS	4.550		03-15-35		145,000	142,641
Actavis Funding SCS	4.750		03-15-45		295,000	294,632
Actavis, Inc.	1.875		10-01-17		210,000	210,310
Concordia Healthcare Corp. (S)	7.000		04-15-23		150,000	129,000
Concordia Healthcare Corp. (S)	9.500		10-21-22		225,000	219,375
DPx Holdings BV (S)	7.500		02-01-22		275,000	277,750
Endo Finance LLC (S)	6.000		07-15-23		425,000	412,781
Endo Finance LLC (S)	6.000		02-01-25		250,000	237,500
Horizon Pharma Financing, Inc. (S)	6.625		05-01-23		400,000	344,000
JLL/Delta Dutch Pledgeco BV, PIK (S)	8.750		05-01-20		500,000	499,375
Merck KGaA (P)	2.625		12-12-74	EUR	86,000	90,515
Merck KGaA (P)	3.375		12-12-74	EUR	110,000	116,992
Perrigo Company PLC	2.300		11-08-18		400,000	394,964
Valeant Pharmaceuticals International, Inc. (S)	5.375		03-15-20		675,000	604,125
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		1,598,000	1,382,270
Valeant Pharmaceuticals International, Inc. (S)	6.375		10-15-20		100,000	91,625
Valeant Pharmaceuticals International, Inc. (S)	6.750		08-15-21		300,000	271,125
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20		75,000	69,750
Industrials 2.9%						26,888,048
Aerospace and defense 0.3%
Accudyne Industries Borrower (S)	7.750		12-15-20		250,000	186,875
BAE Systems PLC	4.125		06-08-22	GBP	100,000	160,274
Bombardier, Inc. (S)	7.500		03-15-18		700,000	696,500
Lockheed Martin Corp.	3.550		01-15-26		245,000	247,374
Lockheed Martin Corp.	3.600		03-01-35		125,000	112,574
Lockheed Martin Corp.	3.800		03-01-45		200,000	177,772
Lockheed Martin Corp.	4.500		05-15-36		255,000	258,945
Lockheed Martin Corp.	4.700		05-15-46		275,000	282,101
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23		200,000	200,000
TransDigm, Inc.	6.500		07-15-24		200,000	197,000
TransDigm, Inc. (S)	6.500		05-15-25		125,000	122,813
Airlines 0.5%
Air Canada (S)	7.750		04-15-21		200,000	207,250
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		75,217	75,969
American Airlines 2013-1 Class C Pass Through Trust (S)	6.125		07-15-18		200,000	206,250
American Airlines 2013-2 Class A Pass Through Trust	4.950		01-15-23		381,845	407,142
American Airlines 2014-1 Class B Pass Through Trust	4.375		10-01-22		68,157	67,816
American Airlines 2015-1 Class B Pass Through Trust	3.700		05-01-23		134,271	130,914
American Airlines Group, Inc. (S)	5.500		10-01-19		325,000	327,031
Continental Airlines 2009-1 Pass Through Trust	9.000		07-08-16		129,740	135,254

38SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Airlines (continued)
Continental Airlines 2009-2 Class A Pass Through Trust	7.250		11-10-19		25,218	$28,560
Continental Airlines 2010-1 Class A Pass Through Trust	4.750		01-12-21		46,084	48,504
Continental Airlines 2012-1 Class A Pass Through Trust	4.150		04-11-24		333,242	344,906
Continental Airlines 2012-3 Class C Pass Through Trust	6.125		04-29-18		375,000	388,125
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22		81,357	93,611
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750		12-17-19		38,821	43,625
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950		05-23-19		69,881	73,724
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		04-15-19		50,898	54,334
Southwest Airlines Company	2.750		11-06-19		110,000	111,471
Southwest Airlines Company	5.750		12-15-16		125,000	130,739
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26		455,000	460,688
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22		520,000	520,000
United Continental Holdings, Inc.	6.000		12-01-20		375,000	391,875
United Continental Holdings, Inc.	6.375		06-01-18		325,000	339,219
US Airways 2010-1 Class A Pass Through Trust	6.250		04-22-23		74,496	83,361
US Airways 2012-2 Class A Pass Through Trust	4.625		06-03-25		255,359	259,189
US Airways 2013-1 Class A Pass Through Trust	3.950		11-15-25		221,632	224,956
Building products 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.375		06-15-19	EUR	150,000	168,204
Builders FirstSource, Inc. (S)	7.625		06-01-21		325,000	344,500
Masonite International Corp. (S)	5.625		03-15-23		125,000	130,625
NCI Building Systems, Inc. (S)	8.250		01-15-23		150,000	158,250
Nortek, Inc.	8.500		04-15-21		375,000	388,125
Summit Materials LLC	10.500		01-31-20		147,000	157,025
Commercial services and supplies 0.4%
Brambles USA, Inc. (S)	4.125		10-23-25		90,000	90,932
CDW LLC	6.000		08-15-22		375,000	395,625
Clean Harbors, Inc.	5.125		06-01-21		175,000	175,438
Clean Harbors, Inc.	5.250		08-01-20		175,000	177,433
G4S International Finance PLC	2.625		12-06-18	EUR	100,000	111,459
G4S PLC	7.750		05-13-19	GBP	50,000	87,481
Gardner Denver, Inc. (S)	6.875		08-15-21		250,000	204,375
HD Supply, Inc. (S)	5.250		12-15-21		275,000	286,344
HPHT Finance 15, Ltd. (S)	2.250		03-17-18		600,000	596,844
KraussMaffei Group GmbH (S)	8.750		12-15-20	EUR	220,000	248,131
Mersin Uluslararasi Liman Isletmeciligi AS	5.875		08-12-20		200,000	206,891
Prosegur Cia de Seguridad SA	2.750		04-02-18	EUR	100,000	110,484
Red de Carreteras de Occidente SAPIB de CV (S)	9.000		06-10-28	MXN	2,000,000	116,873
Rentokil Initial PLC	5.750		03-31-16	GBP	50,000	76,322
Safway Group Holding LLC (S)	7.000		05-15-18		300,000	303,000
Tervita Corp. (S)	8.000		11-15-18		255,000	174,038
Tervita Corp. (S)	10.875		02-15-18		400,000	184,000
Verisure Holding AB (S)	6.000		11-01-22	EUR	100,000	110,438
Construction and engineering 0.2%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (Q)	3.500		04-21-20		200,000	197,780
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (Q)	3.950		08-01-19		200,000	202,950
Heathrow Funding, Ltd.	1.500		02-11-30	EUR	200,000	190,858
Heathrow Funding, Ltd. (S)	4.875		07-15-21		595,000	645,968
Heathrow Funding, Ltd.	5.225		02-15-23	GBP	50,000	85,977
Transubran Finance Company Property, Ltd.	1.875		09-16-24	EUR	300,000	314,598
Transubran Finance Company Property, Ltd. (S)	4.125		02-02-26		50,000	49,646

SEE NOTES TO FUND'S INVESTMENTS39

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Industrial conglomerates 0.2%
Alliance Global Group, Inc.	6.500		08-18-17		150,000	$157,650
Danaher Corp.	4.375		09-15-45		330,000	338,047
DH Europe Finance SA	1.700		01-04-22	EUR	150,000	163,839
General Electric Company	4.500		03-11-44		240,000	248,017
Roper Technologies, Inc.	2.050		10-01-18		120,000	119,271
Roper Technologies, Inc.	3.000		12-15-20		190,000	189,928
Roper Technologies, Inc.	3.850		12-15-25		205,000	204,660
SM Investments Corp.	4.250		10-17-19		200,000	202,164
Machinery 0.3%
BC Mountain LLC (S)	7.000		02-01-21		575,000	474,375
BlueLine Rental Finance Corp. (S)	7.000		02-01-19		250,000	226,875
Case New Holland Industrial, Inc.	7.875		12-01-17		50,000	53,493
CNH Industrial Capital LLC	6.250		11-01-16		75,000	76,875
Flowserve Corp.	1.250		03-17-22	EUR	150,000	152,230
Loxam SAS (S)	7.000		07-23-22	EUR	225,000	244,293
Loxam SAS	7.000		07-23-22	EUR	100,000	108,575
Milacron LLC (S)	7.750		02-15-21		350,000	348,250
SIG Combibloc Holdings SCA (S)	7.750		02-15-23	EUR	625,000	699,964
Stanley Black & Decker, Inc.	2.451		11-17-18		230,000	230,945
Valmont Industries, Inc.	6.625		04-20-20		47,000	53,176
Professional services 0.1%
CEB, Inc. (S)	5.625		06-15-23		400,000	403,000
FTI Consulting, Inc.	6.000		11-15-22		275,000	287,375
Manpowergroup, Inc.	4.500		06-22-18	EUR	100,000	115,539
Road and rail 0.2%
CAR, Inc. (S)	6.125		02-04-20		200,000	205,153
ERAC USA Finance LLC (S)	1.400		04-15-16		75,000	75,063
ERAC USA Finance LLC (S)	2.800		11-01-18		20,000	20,273
ERAC USA Finance LLC (S)	3.800		11-01-25		170,000	169,675
ERAC USA Finance LLC (S)	6.375		10-15-17		100,000	108,087
Europcar Groupe SA (S)	5.750		06-15-22	EUR	150,000	167,161
JB Hunt Transport Services, Inc.	2.400		03-15-19		45,000	44,998
Kansas City Southern de Mexico SA de CV	2.350		05-15-20		200,000	193,792
National Express Group PLC	6.250		01-13-17	GBP	50,000	78,937
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23		150,000	153,938
Penske Truck Leasing Company LP (S)	2.500		03-15-16		125,000	125,491
Penske Truck Leasing Company LP (S)	2.500		06-15-19		115,000	113,577
Penske Truck Leasing Company LP (S)	2.875		07-17-18		65,000	65,588
Watco Companies LLC (S)	6.375		04-01-23		244,000	242,780
Trading companies and distributors 0.4%
Aircastle, Ltd.	5.500		02-15-22		125,000	130,938
American Builders & Contractors Supply Company, Inc. (S)	5.750		12-15-23		125,000	126,875
Ashtead Capital, Inc. (S)	6.500		07-15-22		375,000	391,875
Beacon Roofing Supply, Inc. (S)	6.375		10-01-23		400,000	417,000
GATX Corp.	1.250		03-04-17		100,000	99,146
GATX Corp.	2.375		07-30-18		45,000	44,826
GATX Corp.	2.500		03-15-19		300,000	296,831
GATX Corp.	2.500		07-30-19		75,000	74,276
GATX Corp.	2.600		03-30-20		10,000	9,793
GATX Corp.	3.250		03-30-25		255,000	237,436
GATX Corp.	3.500		07-15-16		245,000	248,238
GATX Corp.	4.500		03-30-45		95,000	81,999

40SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Trading companies and distributors (continued)
GATX Corp.	4.850		06-01-21		225,000	$237,628
International Lease Finance Corp. (P)	2.287		06-15-16		160,000	159,680
Matalan Finance PLC (S)	6.875		06-01-19	GBP	425,000	544,065
Reliance Intermediate Holdings LP (S)	6.500		04-01-23		400,000	415,000
Univar USA, Inc. (S)	6.750		07-15-23		325,000	314,031
Transportation infrastructure 0.2%
Atlantia SpA	6.250		06-09-22	GBP	100,000	181,171
Autoridad del Canal de Panama (S)	4.950		07-29-35		400,000	418,098
Burlington Northern Santa Fe LLC	4.150		04-01-45		155,000	142,468
Burlington Northern Santa Fe LLC	5.400		06-01-41		235,000	255,816
DP World, Ltd.	6.850		07-02-37		700,000	710,449
Information technology 1.5%						14,236,392
Communications equipment 0.2%
Adria Bidco BV (S)	7.875		11-15-20	EUR	300,000	338,512
Alcatel-Lucent USA, Inc. (S)	8.875		01-01-20		225,000	241,031
Cerved Group SpA (S)	6.375		01-15-20	EUR	100,000	109,512
CommScope Technologies Finance LLC (S)	6.000		06-15-25		450,000	430,875
CommScope, Inc. (S)	4.375		06-15-20		50,000	50,375
Harris Corp.	1.999		04-27-18		65,000	64,149
Harris Corp.	2.700		04-27-20		45,000	44,376
Harris Corp.	3.832		04-27-25		115,000	114,109
Juniper Networks, Inc.	3.100		03-15-16		40,000	40,226
Wind Acquisition Finance SA (P)(S)	3.951		07-15-20	EUR	100,000	105,445
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	1.550		09-15-17		85,000	84,778
Amphenol Corp.	3.125		09-15-21		200,000	197,377
Arrow Electronics, Inc.	3.000		03-01-18		30,000	30,211
Arrow Electronics, Inc.	3.500		04-01-22		190,000	183,738
Arrow Electronics, Inc.	4.500		03-01-23		185,000	187,631
Avnet, Inc.	4.875		12-01-22		425,000	440,465
Avnet, Inc.	6.625		09-15-16		45,000	46,764
Keysight Technologies, Inc.	3.300		10-30-19		585,000	576,678
Internet software and services 0.3%
Alibaba Group Holding, Ltd.	2.500		11-28-19		325,000	318,476
Alibaba Group Holding, Ltd.	3.125		11-28-21		430,000	420,042
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18		500,000	501,250
Ancestry.com, Inc.	11.000		12-15-20		175,000	189,875
Baidu, Inc.	2.750		06-09-19		200,000	198,933
EarthLink, Inc.	7.375		06-01-20		175,000	179,813
IAC/InterActiveCorp (S)	6.750		12-15-22		267,000	265,331
Rackspace Hosting, Inc. (S)	6.500		01-15-24		325,000	325,000
Tencent Holdings, Ltd. (S)	2.000		05-02-17		200,000	200,182
Tencent Holdings, Ltd. (S)	2.875		02-11-20		255,000	253,943
Tencent Holdings, Ltd. (S)	3.375		05-02-19		315,000	321,056
IT services 0.4%
Alliance Data Systems Corp. (S)	5.375		08-01-22		250,000	247,500
Alliance Data Systems Corp. (S)	6.375		04-01-20		425,000	437,750
Corelogic, Inc.	7.250		06-01-21		525,000	546,000
Fidelity National Information Services, Inc.	1.450		06-05-17		70,000	69,421
Fidelity National Information Services, Inc.	3.500		04-15-23		210,000	201,807
First Data Corp. (S)	5.375		08-15-23		550,000	560,659

SEE NOTES TO FUND'S INVESTMENTS41

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
IT services (continued)
First Data Corp. (S)	7.000		12-01-23		950,000	$963,063
Lender Processing Services, Inc.	5.750		04-15-23		288,000	298,080
MasterCard, Inc.	1.100		12-01-22	EUR	100,000	105,428
Xerox Corp.	2.950		03-15-17		45,000	45,489
Semiconductors and semiconductor equipment 0.1%
Advanced Micro Devices, Inc.	6.750		03-01-19		350,000	260,750
Anstock II, Ltd.	2.125		07-24-17		200,000	197,741
Micron Technology, Inc. (S)	5.250		08-01-23		225,000	211,500
NXP BV (S)	5.750		02-15-21		200,000	209,000
NXP BV (S)	5.750		03-15-23		275,000	284,281
Sensata Technologies UK Financing Company PLC (S)	6.250		02-15-26		325,000	335,156
Software 0.2%
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000		04-15-21		145,000	121,800
Blue Coat Holdings, Inc. (S)	8.375		06-01-23		225,000	229,500
BMC Software, Inc.	7.250		06-01-18		200,000	183,000
Infor US, Inc. (S)	6.500		05-15-22		375,000	332,813
Microsoft Corp.	4.200		11-03-35		405,000	409,805
Microsoft Corp.	4.450		11-03-45		405,000	418,015
SS&C Technologies Holdings, Inc. (S)	5.875		07-15-23		175,000	181,563
Technology hardware, storage and peripherals 0.1%
Apple, Inc.	3.050		07-31-29	GBP	100,000	149,573
Dell, Inc.	4.625		04-01-21		50,000	49,875
HP Enterprise Company (S)	2.450		10-05-17		725,000	726,670
Materials 2.1%						18,943,011
Chemicals 0.3%
Albemarle Corp.	1.875		12-08-21	EUR	150,000	153,437
Hexion US Finance Corp.	6.625		04-15-20		700,000	505,750
Hexion, Inc.	10.000		04-15-20		125,000	100,313
INEOS Group Holdings SA (S)	6.125		08-15-18		200,000	201,500
Kerling PLC (S)	10.625		02-01-17	EUR	225,000	240,520
LYB International Finance BV	4.000		07-15-23		320,000	325,158
LyondellBasell Industries NV	5.000		04-15-19		250,000	268,619
Platform Specialty Products Corp. (S)	6.500		02-01-22		200,000	174,000
Platform Specialty Products Corp. (S)	10.375		05-01-21		225,000	229,500
Solvay Finance America LLC (S)	3.400		12-03-20		285,000	284,960
Solvay Finance America LLC (S)	4.450		12-03-25		220,000	219,736
The Dow Chemical Company	8.550		05-15-19		140,000	167,370
The Scotts Miracle-Gro Company (S)	6.000		10-15-23		150,000	155,625
W.R. Grace & Company (S)	5.125		10-01-21		75,000	75,563
Construction materials 0.5%
Cemex Finance LLC (S)	9.375		10-12-22		775,000	830,219
Cemex Finance LLC	9.375		10-12-22		200,000	214,250
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		200,000	212,000
Holcim GB Finance, Ltd.	8.750		04-24-17	GBP	50,000	82,395
Holcim US Finance Sarl & Cie SCS (S)	5.150		09-12-23		230,000	248,139
Holcim US Finance Sarl & Cie SCS (S)	6.000		12-30-19		495,000	552,725
James Hardie International Finance, Ltd. (S)	5.875		02-15-23		200,000	206,000
Lafarge SA	4.750		09-30-20	EUR	200,000	246,693
Martin Marietta Materials, Inc. (P)	1.427		06-30-17		130,000	129,061
Martin Marietta Materials, Inc.	4.250		07-02-24		350,000	350,341
Pfleiderer GmbH	7.875		08-01-19	EUR	450,000	496,472

42SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Construction materials (continued)
Votorantim Cimentos SA (S)	3.250		04-25-21	EUR	100,000	$85,976
Votorantim Cimentos SA (S)	7.250		04-05-41		240,000	193,320
Votorantim Cimentos SA	7.250		04-05-41		200,000	161,100
Vulcan Materials Company	7.500		06-15-21		165,000	193,151
West China Cement, Ltd.	6.500		09-11-19		200,000	210,711
Containers and packaging 0.2%
AEP Industries, Inc.	8.250		04-15-19		250,000	255,625
Ardagh Finance Holdings SA, PIK	8.375		06-15-19	EUR	104,187	116,834
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19		635,022	662,010
Ardagh Packaging Finance PLC (P)(S)	3.337		12-15-19		200,000	196,500
Beverage Packaging Holdings Luxembourg II SA (S)	6.000		06-15-17		575,000	572,125
Cascades, Inc. (S)	5.500		07-15-22		125,000	120,938
JH-Holding Finance SA, PIK	8.250		12-01-22	EUR	100,000	110,493
Rock-Tenn Company	3.500		03-01-20		185,000	187,907
Metals and mining 0.9%
AK Steel Corp.	8.375		04-01-22		25,000	9,438
Alcoa, Inc.	5.125		10-01-24		525,000	496,781
Alcoa, Inc.	5.950		02-01-37		40,000	35,298
Alcoa, Inc.	6.150		08-15-20		550,000	573,375
Aleris International, Inc.	7.625		02-15-18		150,000	129,000
Aleris International, Inc.	7.875		11-01-20		425,000	353,813
ALROSA Finance SA	7.750		11-03-20		200,000	214,062
Anglo American Capital PLC (P)(S)	1.271		04-15-16		200,000	199,185
ArcelorMittal	6.125		06-01-18		190,000	184,775
ArcelorMittal	10.850		06-01-19		300,000	318,000
BlueScope Steel, Ltd. (S)	7.125		05-01-18		375,000	366,563
Carpenter Technology Corp.	4.450		03-01-23		185,000	178,723
Carpenter Technology Corp.	5.200		07-15-21		195,000	200,284
Eldorado Gold Corp. (S)	6.125		12-15-20		325,000	299,406
Fresnillo PLC (S)	5.500		11-13-23		200,000	205,900
Gerdau Trade, Inc.	5.750		01-30-21		150,000	136,455
Goldcorp, Inc.	2.125		03-15-18		215,000	211,451
Goldcorp, Inc.	3.625		06-09-21		180,000	172,795
HudBay Minerals, Inc.	9.500		10-01-20		350,000	266,875
Lundin Mining Corp. (S)	7.500		11-01-20		325,000	316,469
Novelis, Inc.	8.750		12-15-20		475,000	461,938
Nyrstar Netherlands Holdings BV	8.500		09-15-19	EUR	100,000	90,859
Nyrstar Netherlands Holdings BV (S)	8.500		09-15-19	EUR	325,000	295,288
Petra Diamonds US Treasury PLC (S)	8.250		05-31-20		270,000	235,575
Reliance Steel & Aluminum Company	4.500		04-15-23		130,000	123,148
Ryerson, Inc.	11.250		10-15-18		309,000	256,470
Severstal OAO	5.900		10-17-22		200,000	196,098
Southern Copper Corp.	5.250		11-08-42		155,000	115,771
Southern Copper Corp.	5.875		04-23-45		100,000	79,646
SunCoke Energy Partners LP (S)	7.375		02-01-20		475,000	375,250
Vale Overseas, Ltd.	6.250		01-23-17		95,000	96,672
Vale SA	3.750		01-10-23	EUR	100,000	92,719
Vedanta Resources PLC	7.125		05-31-23		200,000	135,000
Vedanta Resources PLC (S)	8.250		06-07-21		350,000	260,750
Vedanta Resources PLC	8.250		06-07-21		200,000	149,000
Paper and forest products 0.2%
Celulosa Arauco y Constitucion SA	4.500		08-01-24		200,000	199,093

SEE NOTES TO FUND'S INVESTMENTS43

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Paper and forest products (continued)
International Paper Company	3.650		06-15-24		245,000	$244,271
Mercer International, Inc.	7.000		12-01-19		275,000	282,563
Mercer International, Inc.	7.750		12-01-22		150,000	156,000
Norbord, Inc. (S)	6.250		04-15-23		175,000	174,563
West Fraser Timber Company, Ltd. (S)	4.350		10-15-24		335,000	316,653
Telecommunication services 2.4%						22,506,169
Diversified telecommunication services 1.7%
B Communications, Ltd. (S)	7.375		02-15-21		450,000	488,250
Eileme 2 AB (S)	11.625		01-31-20		250,000	267,300
Eutelsat SA	3.125		10-10-22	EUR	100,000	117,837
Frontier Communications Corp. (S)	8.875		09-15-20		425,000	426,063
GCX, Ltd. (S)	7.000		08-01-19		200,000	191,072
Grain Spectrum Funding LLC (S)	4.000		10-10-18		505,000	512,597
GTP Acquisition Partners I LLC (S)	2.350		06-15-20		330,000	323,202
Intelsat Jackson Holdings SA	7.250		10-15-20		175,000	146,125
Intelsat Jackson Holdings SA	7.500		04-01-21		95,000	78,850
Level 3 Communications, Inc.	5.750		12-01-22		225,000	227,250
Level 3 Financing, Inc.	5.375		08-15-22		850,000	855,742
Level 3 Financing, Inc.	5.625		02-01-23		325,000	327,438
Level 3 Financing, Inc.	6.125		01-15-21		75,000	78,601
Level 3 Financing, Inc.	7.000		06-01-20		400,000	422,500
OTE PLC	7.875		02-07-18	EUR	455,000	514,949
PCCW Capital No. 4, Ltd.	5.750		04-17-22		200,000	217,347
Sable International Finance, Ltd. (S)	6.875		08-01-22		400,000	402,000
Sable International Finance, Ltd. (S)	8.750		02-01-20		200,000	210,500
SmarTone Finance, Ltd.	3.875		04-08-23		200,000	191,431
T-Mobile USA, Inc.	6.000		03-01-23		1,300,000	1,306,500
T-Mobile USA, Inc.	6.250		04-01-21		150,000	153,750
T-Mobile USA, Inc.	6.375		03-01-25		125,000	124,375
T-Mobile USA, Inc.	6.500		01-15-24		75,000	75,563
T-Mobile USA, Inc.	6.500		01-15-26		675,000	674,156
T-Mobile USA, Inc.	6.731		04-28-22		170,000	175,950
Telecom Italia SpA	5.875		05-19-23	GBP	50,000	83,083
Telecom Italia SpA	6.375		06-24-19	GBP	400,000	664,473
Telefonica Emisiones SAU	4.570		04-27-23		245,000	258,851
Telefonica Emisiones SAU	4.710		01-20-20	EUR	100,000	121,805
Telefonica Emisiones SAU	5.375		02-02-18	GBP	50,000	80,367
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	4.200		12-04-19	EUR	200,000	213,413
United Group BV	7.875		11-15-20	EUR	475,000	535,977
UPC Holding BV (S)	6.750		03-15-23	CHF	175,000	184,963
UPC Holding BV (S)	6.750		03-15-23	EUR	200,000	230,324
Verizon Communications, Inc.	1.350		06-09-17		250,000	250,145
Verizon Communications, Inc.	2.450		11-01-22		420,000	404,018
Verizon Communications, Inc.	4.500		09-15-20		450,000	488,599
Verizon Communications, Inc.	6.400		09-15-33		1,395,000	1,628,946
WaveDivision Escrow LLC (S)	8.125		09-01-20		25,000	24,375
Wind Acquisition Finance SA (S)	4.750		07-15-20		600,000	598,500
Wind Acquisition Finance SA (S)	7.000		04-23-21	EUR	100,000	107,102
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,275,000	1,230,375
Wireless telecommunication services 0.7%
Bharti Airtel International Netherlands BV	4.000		12-10-18	EUR	100,000	113,693

44SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Bharti Airtel International Netherlands BV	5.125		03-11-23		200,000	$209,333
CC Holdings GS V LLC	2.381		12-15-17		645,000	647,806
CC Holdings GS V LLC	3.849		04-15-23		715,000	707,553
Digicel Group, Ltd. (S)	8.250		09-30-20		625,000	542,969
Digicel Group, Ltd.	8.250		09-30-20		200,000	173,750
SBA Tower Trust (S)	2.240		04-16-18		125,000	122,637
SBA Tower Trust (S)	2.898		10-15-19		470,000	465,442
SBA Tower Trust (S)	2.933		12-15-17		630,000	635,403
SBA Tower Trust (S)	3.156		10-15-20		360,000	355,414
SBA Tower Trust (S)	3.598		04-15-18		570,000	569,931
SBA Tower Trust (S)	3.869		10-15-24		360,000	358,844
Sprint Communications, Inc. (S)	9.000		11-15-18		210,000	226,800
Sprint Communications, Inc.	11.500		11-15-21		1,025,000	978,875
TBG Global Pte, Ltd.	5.250		02-10-22		400,000	379,603
VimpelCom Holdings BV (S)	5.200		02-13-19		200,000	198,244
VimpelCom Holdings BV (S)	7.504		03-01-22		200,000	205,208
Utilities 1.3%						11,782,058
Electric utilities 0.8%
Alabama Power Company	3.750		03-01-45		300,000	273,466
American Transmission Systems, Inc. (S)	5.000		09-01-44		100,000	101,282
Appalachian Power Company	4.450		06-01-45		160,000	155,251
Appalachian Power Company	6.375		04-01-36		115,000	135,113
Comision Federal de Electricidad (S)	4.875		01-15-24		200,000	201,250
Eastern Power Networks PLC	5.750		03-08-24	GBP	30,000	53,943
Empresas Publicas de Medellin ESP	7.625		09-10-24	COP	153,000,000	42,453
Enel Finance International NV	5.625		08-14-24	GBP	50,000	89,251
Enel SpA (5.000% to 1-15-20, then 5 Year Euro Swap Rate + 3.648%)	5.000		01-15-75	EUR	100,000	111,621
Energy Future Intermediate Holding Company LLC (H)(S)	11.750		03-01-22		833,097	888,290
ESB Finance, Ltd.	6.500		03-05-20	GBP	50,000	87,814
Eskom Holdings SOC, Ltd.	6.750		08-06-23		200,000	189,019
Eskom Holdings SOC, Ltd.	7.125		02-11-25		800,000	758,510
Exelon Corp.	1.550		06-09-17		120,000	119,662
Exelon Corp.	2.850		06-15-20		160,000	160,410
Exelon Corp.	3.950		06-15-25		230,000	233,105
Exelon Corp.	4.950		06-15-35		185,000	187,079
FirstEnergy Corp.	2.750		03-15-18		180,000	180,753
FirstEnergy Corp.	4.250		03-15-23		255,000	258,679
FirstEnergy Transmission LLC (S)	4.350		01-15-25		195,000	197,453
Infinis PLC (S)	7.000		02-15-19	GBP	200,000	307,691
IPALCO Enterprises, Inc.	5.000		05-01-18		85,000	89,038
Israel Electric Corp., Ltd. (S)	6.875		06-21-23		250,000	287,350
Majapahit Holding BV	7.875		06-29-37		100,000	110,280
MidAmerican Energy Company	4.250		05-01-46		175,000	175,479
Monongahela Power Company (S)	5.400		12-15-43		200,000	221,775
Monongahela Power Company (S)	5.700		03-15-17		25,000	26,128
Pennsylvania Electric Company	6.150		10-01-38		180,000	191,654
Perusahaan Listrik Negara PT	5.250		10-24-42		400,000	323,000
Perusahaan Listrik Negara PT	5.500		11-22-21		200,000	204,500
PPL Capital Funding, Inc.	1.900		06-01-18		55,000	54,639
PPL WEM Holdings PLC (S)	3.900		05-01-16		340,000	343,340
Public Service Company of Oklahoma	5.150		12-01-19		35,000	38,420
San Diego Gas & Electric Company	1.914		02-01-22		60,357	58,915

SEE NOTES TO FUND'S INVESTMENTS45

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Utilities (continued)
Electric utilities (continued)
Scottish Power UK PLC	8.375		02-20-17	GBP	20,000	$32,624
Southern Power Company	1.850		12-01-17		25,000	25,024
Southern Power Company	4.150		12-01-25		195,000	196,115
Terraform Global Operating LLC (S)	9.750		08-15-22		350,000	257,250
Zhejiang Energy Group Hong Kong, Ltd.	2.300		09-30-17		200,000	198,540
Gas utilities 0.1%
Perusahaan Gas Negara Persero Tbk PT (S)	5.125		05-16-24		200,000	194,938
Southern California Gas Company	3.200		06-15-25		395,000	401,617
Talent Yield Euro, Ltd.	1.435		05-07-20	EUR	100,000	103,293
Independent power and renewable electricity producers 0.3%
AES Corp. (P)	3.414		06-01-19		75,000	70,313
AES Corp.	5.500		03-15-24		425,000	387,256
Calpine Corp.	5.375		01-15-23		500,000	466,250
Constellation Energy Group, Inc.	5.150		12-01-20		80,000	87,253
Dynegy, Inc.	6.750		11-01-19		325,000	317,486
Exelon Generation Company LLC	2.950		01-15-20		260,000	260,081
GenOn Energy, Inc.	9.500		10-15-18		325,000	287,625
IPALCO Enterprises, Inc.	3.450		07-15-20		235,000	231,475
NRG Energy, Inc.	6.625		03-15-23		350,000	322,000
NRG Yield Operating LLC	5.375		08-15-24		275,000	249,288
TerraForm Power Operating LLC (S)	6.125		06-15-25		250,000	177,500
Multi-utilities 0.1%
Enable Oklahoma Intrastate Transmission LLC (S)	6.250		03-15-20		70,000	76,182
GDF Suez	6.125		02-11-21	GBP	50,000	89,891
NiSource Finance Corp.	10.750		03-15-16		115,000	117,810
RWE Finance BV	6.500		04-20-21	GBP	20,000	34,380
Sempra Energy	2.850		11-15-20		125,000	125,554
Teco Energy, Inc. (P)	0.920		04-10-18		180,000	178,809
Water utilities 0.0%
Severn Trent Utilities Finance PLC	6.125		02-26-24	GBP	20,000	36,891
Municipal bonds 0.4%						$3,657,573
(Cost $3,666,065)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720		12-01-38		165,000	188,656
City of Chicago (Illinois)	6.395		01-01-40		150,000	190,370
City of New York (New York)	6.271		12-01-37		115,000	148,528
Commonwealth of Massachusetts	4.500		08-01-31		190,000	204,915
Commonwealth of Puerto Rico, Series A	8.000		07-01-35		475,000	345,601
Denver City & County School District No. 1 (Colorado)	4.242		12-15-37		130,000	130,027
District of Columbia	5.591		12-01-34		40,000	48,240
East Bay Municipal Utility District (California)	5.874		06-01-40		135,000	170,806
Florida Hurricane Catastrophe Fund Finance Corp., Series A	1.298		07-01-16		250,000	250,975
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995		07-01-20		265,000	269,150
Government Development Bank for Puerto Rico	5.000		12-01-15		310,000	145,700
JobsOhio Beverage System	4.532		01-01-35		125,000	132,464
Los Angeles Department of Airports (California)	7.053		05-15-40		185,000	254,073
Maryland State Transportation Authority	5.888		07-01-43		125,000	153,205
Metropolitan Transportation Authority (New York)	7.336		11-15-39		55,000	80,251
North Carolina Eastern Municipal Power Agency	1.561		07-01-17		75,000	75,001
North Carolina Eastern Municipal Power Agency	2.003		07-01-18		5,000	5,024
Port Authority of New York & New Jersey	4.458		10-01-62		340,000	329,783
South Carolina State Public Service Authority	4.322		12-01-27		260,000	278,054
State of Oregon	5.892		06-01-27		60,000	72,552

46SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Water utilities (continued)
University of California (P)	0.744		07-01-41	85,000	$84,954
University of California	4.131		05-15-45	60,000	58,619
Virginia Commonwealth Transportation Board	5.350		05-15-35	35,000	40,625
Term loans (M) 5.6%					$51,708,872
(Cost $53,102,356)
Consumer discretionary 2.0%					18,808,692
Auto components 0.0%
MPG Holdco I, Inc.	3.750		10-20-21	78,785	77,570
TI Automotive LLC	4.500		06-30-22	125,000	123,281
Automobiles 0.0%
FCA US LLC	3.500		05-24-17	222,674	221,979
Diversified consumer services 0.1%
Ascent Capital Group, Inc.	4.500		04-02-22	49,750	48,382
Standard Aero, Ltd.	5.250		07-07-22	125,000	124,258
The ServiceMaster Company LLC	4.250		07-01-21	174,559	173,381
WASH Multifamily Laundry Systems LLC	4.250		05-14-22	29,731	28,988
WASH Multifamily Laundry Systems LLC	4.250		05-14-22	169,769	165,524
WASH Multifamily Laundry Systems LLC	8.000		05-12-23	7,452	7,154
WASH Multifamily Laundry Systems LLC	8.000		05-14-23	42,548	41,484
Hotels, restaurants and leisure 0.5%
American Casino & Entertainment Properties LLC	5.000		06-17-22	49,875	49,781
AMF Bowling Centers, Inc.	7.250		09-18-21	74,623	73,597
CityCenter Holdings LLC	4.250		10-16-20	400,000	397,250
Eldorado Resorts, Inc.	4.250		07-13-22	99,750	99,501
Equinox Holdings, Inc.	5.000		01-31-20	247,868	247,764
ESH Hospitality, Inc.	5.000		06-24-19	268,739	269,747
Four Seasons Holdings, Inc.	3.500		06-27-20	173,809	171,564
Four Seasons Holdings, Inc.	6.250		12-27-20	275,000	272,938
Graton Economic Development Authority	4.750		07-28-22	121,555	121,023
Hilton Worldwide Finance LLC	3.500		10-26-20	132,780	132,134
Intrawest Operations Group LLC	4.750		12-09-20	222,733	221,759
La Quinta Intermediate Holdings LLC	3.750		04-14-21	173,546	170,564
Las Vegas Sands LLC	3.250		12-19-20	216,150	212,367
Life Time Fitness, Inc.	4.250		06-10-22	573,563	562,808
MGM Resorts International	3.500		12-20-19	97,250	96,618
New Red Finance, Inc.	3.750		12-12-21	454,240	452,293
Peninsula Gaming LLC	4.250		11-20-17	198,372	197,529
PF Chang's China Bistro, Inc.	4.250		07-02-19	687,383	663,325
Playa Resorts Holding BV	4.000		08-09-19	99,429	97,876
Station Casinos LLC	4.250		03-02-20	71,011	70,360
World Endurance Holdings	5.250		06-26-21	98,997	98,255
Internet and catalog retail 0.0%
Travelport Finance Luxembourg Sarl	5.750		09-02-21	272,747	268,145
Leisure products 0.0%
ClubCorp Club Operations, Inc.	4.250		07-24-20	125,000	124,375
Performance Sports Group, Ltd.	4.500		04-15-21	100,000	97,750
Media 1.0%
Acosta, Inc.	4.250		09-26-21	222,756	213,289
Advantage Sales & Marketing, Inc.	4.250		07-23-21	99,000	95,765
Altice Financing SA	5.250		02-04-22	49,875	49,563
Altice Financing SA	5.500		07-02-19	869,572	866,528
ASP NEP	10.000		07-22-20	25,000	23,500
CCO Safari III LLC	3.500		01-24-23	275,000	273,324

SEE NOTES TO FUND'S INVESTMENTS47

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Cengage Learning Acquisitions, Inc.	7.000			03-31-20	125,000	$123,021
Creative Artists Agency LLC	5.500			12-17-21	24,813	24,758
Cumulus Media Holdings, Inc.	4.250			12-23-20	394,242	286,614
Delta 2 Lux Sarl	4.750			07-30-21	1,202,650	1,170,779
Delta 2 Lux Sarl	7.750			07-31-22	550,000	515,625
Houghton Mifflin Harcourt Publishers, Inc.	4.000			05-31-21	74,813	71,446
iHeartCommunications, Inc.	6.982			01-30-19	675,000	488,700
Interactive Data Corp.	4.750			05-02-21	222,744	222,164
Lions Gate Entertainment Corp.	5.000			03-17-22	375,000	375,000
McGraw-Hill Global Education Holdings LLC	4.750			03-22-19	316,146	315,751
MGOC, Inc.	4.000			07-31-20	249,133	247,078
NEP Broadcasting LLC	4.250			01-22-20	48,626	45,465
Neptune Finco Corp.	5.000			10-09-22	1,175,000	1,172,063
Numericable US LLC	4.500			05-21-20	149,879	146,694
Numericable US LLC	4.500			05-21-20	173,243	169,562
Numericable-SFR SAS	4.000			07-31-22	95,000	92,673
Townsquare Media, Inc.	4.250			04-01-22	116,565	116,274
Tribune Media Company	3.750			12-27-20	153,477	152,646
Univision Communications, Inc.	4.000			03-01-20	243,656	240,219
Univision Communications, Inc.	4.000			03-01-20	948,820	935,329
WideOpenWest Finance LLC	4.500			04-01-19	91,081	88,937
William Morris Endeavor Entertainment LLC	8.250			05-01-22	250,000	238,438
Yankee Cable Acquisition LLC	4.250			03-01-20	339,569	336,704
Multiline retail 0.2%
Dollar Tree, Inc.	3.500			07-06-22	87,755	87,353
Dollar Tree, Inc.	4.250			07-06-22	175,000	173,742
JC Penney Corp., Inc.	6.000			05-22-18	1,055,009	1,043,932
Specialty retail 0.2%
Academy, Ltd.	5.000			07-01-22	1,023,740	971,700
PetSmart, Inc.	4.250			03-11-22	736,300	723,139
Pilot Travel Centers LLC	3.750			10-03-21	162,295	162,498
The Men's Wearhouse, Inc.	4.500			06-18-21	224,430	208,720
The Men's Wearhouse, Inc.	5.000			06-18-21	175,000	158,375
Consumer staples 0.2%						2,077,612
Food and staples retailing 0.1%
NAI Holdings LLC (T)			TBD	06-27-21	25,000	24,781
Rite Aid Corp.	5.750			08-21-20	525,000	528,500
Food products 0.1%
B&G Foods, Inc. (T)			TBD	10-07-22	50,000	49,913
Hostess Brands LLC	4.500			08-03-22	275,000	273,965
Hostess Brands LLC	8.500			08-03-23	225,000	223,594
Royal Holdings, Inc.	4.500			06-19-22	124,688	123,628
Royal Holdings, Inc.	8.500			06-19-23	75,000	73,969
Shearer's Foods LLC	4.500			06-30-21	174,121	171,509
Shearer's Foods LLC	7.750			06-30-22	100,000	95,000
The Brickman Group, Ltd. LLC	4.000			12-18-20	173,241	168,597
The Brickman Group, Ltd. LLC	7.500			12-17-21	75,000	70,937
Household products 0.0%
The Sun Products Corp.	5.500			03-23-20	125,000	118,646
Personal products 0.0%
Prestige Brands, Inc.	3.500			09-03-21	155,513	154,573

48SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Energy 0.2%						$2,007,327
Energy equipment and services 0.0%
Hercules Offshore, Inc. (T)			TBD	05-06-20	501,792	418,996
Oil, gas and consumable fuels 0.2%
EMG Utica LLC	4.750			03-27-20	151,286	141,452
ExGen Renewables I LLC	5.250			02-08-21	817,292	821,378
MEG Energy Corp.	3.750			03-31-20	121,529	113,695
Terra-Gen Finance Company LLC	5.250			12-09-21	357,212	341,138
TPF II Power LLC	5.500			10-02-21	172,574	170,668
Financials 0.7%						6,713,310
Banks 0.0%
Diamond US Holding LLC	4.750			12-17-21	49,625	49,522
Mizuho Bank, Ltd. (T)			TBD	11-06-22	225,000	223,313
Capital markets 0.2%
BATS Global Markets Holdings, Inc.	3.990			03-13-18	21,875	21,875
BATS Global Markets Holdings, Inc.	5.750			01-31-20	45,045	45,102
ION Trading Technologies SARL	4.250			06-10-21	275,000	272,250
Onex Wizard Acquisition Company II SCA	4.250			03-13-22	1,021,184	1,012,675
Party City Holdings, Inc.	4.250			08-19-22	175,000	171,063
Sedgwick Claims Management Services, Inc.	6.750			02-28-22	75,000	69,328
Diversified financial services 0.0%
CDS US Intermediate Holdings, Inc.	5.000			07-08-22	50,000	49,600
Insurance 0.5%
Acrisure LLC	5.250			05-19-22	39,568	37,891
Acrisure LLC	5.250			05-19-22	60,281	57,869
Alliant Holdings I LLC	4.500			08-12-22	374,625	367,835
AssuredPartners Capital, Inc. (T)			TBD	10-21-22	175,000	174,563
Asurion LLC	5.000			05-24-19	677,478	641,064
Asurion LLC	5.000			08-04-22	1,022,438	947,672
Asurion LLC	8.500			03-03-21	1,175,000	1,028,493
HUB International, Ltd.	4.000			10-02-20	349,243	338,548
Sedgwick, Inc.	3.750			03-01-21	23,999	23,249
USI, Inc.	4.250			12-27-19	572,725	562,523
Real estate investment trusts 0.0%
Capital Automotive LP	4.000			04-10-19	49,135	49,003
Capital Automotive LP	6.000			04-30-20	250,000	250,417
Real estate management and development 0.0%
Realogy Group LLC	3.750			03-05-20	174,556	173,956
Thrifts and mortgage finance 0.0%
Walter Investment Management Corp.	4.750			12-19-20	168,207	145,499
Health care 0.5%						4,613,456
Biotechnology 0.0%
AMAG Pharmaceuticals, Inc.	4.750			08-13-21	25,000	23,500
Concordia Healthcare Corp.	5.250			10-21-21	375,000	356,953
Health care equipment and supplies 0.0%
DJO Finance LLC	4.250			06-08-20	124,688	121,155
Sterigenics-Nordion Holdings LLC	4.250			05-15-22	50,000	49,250
Health care providers and services 0.3%
Acadia Healthcare Company, Inc.	4.250			02-11-22	49,625	49,799
Catalent Pharma Solutions, Inc.	4.250			05-20-21	222,745	220,016
Community Health Systems, Inc.	3.750			12-31-19	131,050	128,101

SEE NOTES TO FUND'S INVESTMENTS49

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Community Health Systems, Inc.	4.000			01-27-21	490,503	$481,919
Envision Healthcare Corp. (T)			TBD	10-28-22	100,000	99,417
HC Group Holdings III, Inc.	6.000			04-07-22	24,938	24,896
HCA, Inc.	3.077			05-01-18	222,727	222,356
IASIS Healthcare LLC	4.500			05-03-18	174,551	171,824
Medimpact Healthcare Systems	5.750			10-27-22	50,000	49,750
MPH Acquisition Holdings LLC	3.750			03-31-21	148,407	144,289
National Surgical Hospitals	4.500			06-01-22	24,938	24,252
Onex Schumacher Finance LP	5.000			07-31-22	50,000	49,333
RegionalCare Hospital Partners, Inc.	5.250			04-23-19	99,496	98,377
Renal Care Group, Inc. (T)			TBD	11-06-23	75,000	73,688
Surgery Center Holdings, Inc.	5.250			11-03-20	248,499	247,050
Surgery Center Holdings, Inc.	8.500			11-03-21	25,153	24,902
Team Health Holdings, Inc. (T)			TBD	11-06-22	100,000	99,750
US Renal Care, Inc.	5.500			07-03-19	347,093	345,357
US Renal Care, Inc.	9.750			01-03-20	75,000	73,875
Pharmaceuticals 0.2%
Amneal Pharmaceuticals LLC	4.500			11-01-19	49,395	48,778
DPx Holdings BV	4.250			03-11-21	224,432	218,597
Endo Luxembourg Finance I Company SARL	3.750			09-26-22	25,000	24,510
Horizon Pharma, Inc.	4.500			05-07-21	149,625	136,159
Klockner Pentaplast	5.000			04-28-20	34,942	34,855
Pharmaceutical Product Development LLC	4.250			08-18-22	153,169	149,005
Valeant Pharmaceuticals International, Inc.	3.500			02-13-19	275,000	259,119
Valeant Pharmaceuticals International, Inc.	3.750			08-05-20	225,000	211,734
Valeant Pharmaceuticals International, Inc.	4.000			04-01-22	372,188	350,890
Industrials 0.5%						4,236,390
Aerospace and defense 0.1%
B/E Aerospace, Inc.	4.000			12-16-21	46,909	46,850
CAMP International Holding Company	4.750			05-31-19	272,715	267,147
TransDigm, Inc.	3.500			05-14-22	99,524	96,632
Airlines 0.0%
American Airlines, Inc.	3.500			10-10-21	173,250	171,842
Building products 0.1%
C.H.I. Overhead Doors, Inc.	4.750			07-29-22	100,000	98,958
C.H.I. Overhead Doors, Inc.	8.750			07-22-23	25,000	24,438
Quanex Building Products Corp.	6.250			11-02-22	50,000	49,375
Summit Materials LLC	4.250			07-17-22	473,813	470,654
Commercial services and supplies 0.1%
Allied Security Holdings LLC	4.250			02-12-21	222,849	217,835
Ceridian HCM Holding, Inc.	4.500			09-15-20	148,875	121,581
IMC OP LP	4.500			08-15-20	49,749	49,459
IMC OP LP	8.750			08-15-21	50,000	49,250
Neff Rental LLC	7.250			06-09-21	50,000	44,750
Nord Anglia Education Finance LLC	5.000			03-31-21	149,242	146,631
Machinery 0.2%
Filtration Group, Inc.	4.250			11-21-20	709,584	698,231
Gardner Denver, Inc.	4.250			07-30-20	495,047	451,483
Husky Injection Molding Systems, Ltd.	4.250			06-30-21	273,735	266,139
Husky Injection Molding Systems, Ltd.	7.250			06-30-22	103,307	99,949
Milacron LLC	4.500			09-28-20	283,014	281,245

50SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Navistar, Inc.	6.500			08-07-20	325,000	$296,021
Professional services 0.0%
On Assignment, Inc.	3.750			06-05-22	66,091	66,062
Road and rail 0.0%
Audio Visual Services Corp.	4.500			01-24-21	74,621	73,129
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc.	4.000			10-01-22	50,000	49,625
HD Supply, Inc.	3.750			08-13-21	100,000	99,104
Information technology 0.8%						7,379,529
Communications equipment 0.0%
CommScope, Inc.	3.750			12-29-22	50,000	49,375
Integra Telecom Holdings, Inc.	5.250			08-14-20	49,750	48,486
Riverbed Technology, Inc.	6.000			04-24-22	74,625	74,478
Electronic equipment, instruments and components 0.0%
Dell International LLC	4.000			04-29-20	98,810	98,291
Internet software and services 0.2%
Ancestry.com, Inc.	5.000			08-17-22	475,000	470,844
Blue Coat Systems, Inc.	4.500			05-20-22	175,000	170,669
Go Daddy Operating Company LLC	4.250			05-13-21	173,620	172,848
Hyland Software, Inc.	8.250			07-01-23	25,000	23,625
Match Group, Inc.	5.500			11-06-22	635,000	629,444
Zayo Group LLC	3.750			05-06-21	272,735	269,618
IT services 0.2%
First Data Corp.	3.962			07-08-22	570,000	561,806
First Data Corp.	4.212			03-24-21	737,724	734,694
Presidio, Inc.	5.250			02-02-22	47,677	47,339
Sirius Computer Solutions, Inc.	6.000			10-30-22	98,876	97,517
TierPoint LLC	5.250			11-10-21	24,813	24,611
Vantiv LLC	3.750			06-13-21	232,277	231,986
Semiconductors and semiconductor equipment 0.1%
Avago Technologies Cayman, Ltd. (T)			TBD	11-06-22	525,000	518,930
NXP Funding LLC (T)			TBD	10-30-20	150,000	149,100
Software 0.3%
Activision Blizzard, Inc.	3.250			10-12-20	168,188	168,213
Apax Partners LLP	4.750			06-01-22	74,813	73,396
BMC Software Finance, Inc.	5.000			09-10-20	174,082	150,668
IMS Health, Inc.	3.500			03-17-21	149,620	148,280
Infor US, Inc.	3.750			06-03-20	222,047	211,619
Kronos, Inc.	4.500			10-30-19	1,062,860	1,055,553
Kronos, Inc.	9.750			04-30-20	574,824	580,213
Renaissance Learning, Inc.	4.500			04-09-21	272,736	261,259
SS&C European Holdings SARL	3.750			07-08-22	8,744	8,723
SS&C Technologies, Inc.	3.750			07-08-22	58,184	58,038
Technology hardware, storage and peripherals 0.0%
CPI Card Group, Inc.	5.500			08-17-22	92,672	92,093
Linxens France SA	5.000			10-14-22	175,000	173,250
Linxens France SA	9.500			10-16-23	25,000	24,563

SEE NOTES TO FUND'S INVESTMENTS51

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Materials 0.3%						$2,615,953
Chemicals 0.2%
MacDermid, Inc. (T)			TBD	06-07-20	400,000	388,750
Minerals Technologies, Inc.	4.750			05-09-21	100,000	99,875
Rise Acquisition LLC	11.000			01-29-21	75,000	73,906
Solenis International LP	4.250			07-31-21	223,750	218,016
Solenis International LP	7.750			07-31-22	650,000	591,906
Univar USA, Inc.	4.250			07-01-22	350,000	339,563
Construction materials 0.0%
Apex Tool Group LLC	4.500			01-31-20	99,490	96,629
Jeld-Wen, Inc.	4.750			06-18-22	75,000	74,695
Quikrete Holdings, Inc.	4.000			09-28-20	173,804	172,573
Containers and packaging 0.1%
Berry Plastics Corp.	4.000			10-01-22	425,000	422,184
KP Germany Erste GmbH	5.000			04-28-20	14,933	14,895
Prolampac Intermediate, Inc.	5.003			08-18-22	25,000	24,771
Tekni-Plex, Inc.	4.500			06-01-22	74,813	73,815
Tekni-Plex, Inc.	8.750			06-01-23	25,000	24,375
Telecommunication services 0.3%						2,364,828
Diversified telecommunication services 0.2%
Integra Telecom Holdings, Inc.	9.750			02-21-20	22,052	21,629
Intelsat Jackson Holdings SA	3.750			06-30-19	663,704	619,734
IPC Corp.	5.500			08-06-21	49,750	47,760
IPC Corp.	10.500			02-06-22	25,000	22,625
Level 3 Financing, Inc.	3.500			05-31-22	725,000	718,294
T-Mobile USA, Inc.	3.500			10-30-22	150,000	150,133
Telesat Canada	3.500			03-28-19	321,701	318,484
Virgin Media Investment Holdings, Ltd.	3.500			06-30-23	151,497	149,106
Wireless telecommunication services 0.1%
LTS Buyer LLC	4.000			04-13-20	274,298	268,813
LTS Buyer LLC	8.000			04-12-21	50,000	48,250
Utilities 0.1%						891,775
Electric utilities 0.1%
Chief Power Finance LLC	5.750			12-31-20	124,063	120,806
Energy Future Intermediate Holding Company LLC	4.250			06-19-16	700,000	696,938
Independent power and renewable electricity producers 0.0%
Calpine Corp. (T)			TBD	01-13-23	75,000	74,031
Collateralized mortgage obligations 3.5%						$32,522,052
(Cost $32,744,702)
Commercial and residential 2.9%						26,935,261
Alternative Loan Trust Series 2004-33, Class 4A1 (P)	2.615			12-25-34	113,204	108,402
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class A4 (P)	5.998			05-10-45	120,237	120,676
Series 2006-3, Class AM (P)	6.039			07-10-44	300,000	303,597
Series 2006-4, Class A4	5.634			07-10-46	222,309	224,639
Series 2006-5, Class AM	5.448			09-10-47	10,000	10,224
Series 2007-4, Class AM (P)	6.002			02-10-51	220,000	232,685
Series 2007-5, Class A4	5.492			02-10-51	454,236	472,484
Banc of America Funding Corp. Series 2005-A, Class 5A1 (P)	0.507			02-20-35	5,212	4,939
Banc of America Mortgage Securities

52SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-B, Class 2A1 (P)	2.670		03-25-35	80,434	$74,243
Series 2004-A, Class 2A2 (P)	2.628		02-25-34	35,357	34,992
Series 2004-D, Class 2A2 (P)	2.721		05-25-34	15,589	15,450
Series 2004-H, Class 2A2 (P)	2.811		09-25-34	49,558	48,557
Series 2004-I, Class 3A2 (P)	2.840		10-25-34	8,806	8,730
Series 2005-J, Class 3A1 (P)	2.982		11-25-35	78,337	74,128
Bear Stearns ALT-A Trust Series 2006-1, Class 11A1 (P)	0.701		02-25-36	149,583	123,134
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242		05-10-47	91,156	90,559
Series 2014-GC21, Class AS	4.026		05-10-47	365,000	380,824
Series 2015-GC27, Class A1	1.353		02-10-48	50,703	50,229
Series 2015-GC29, Class A4	3.192		04-10-48	495,000	490,207
Series 2015-GC33, Class A4	3.778		09-10-58	80,000	82,793
Series 2015-GC35, Class A4	3.743		11-10-48	220,000	226,593
Series 2015-P1, Class A5	3.717		09-15-48	75,000	77,163
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX (P)	5.366		12-11-49	590,000	605,328
COBALT CMBS Commercial Mortgage Trust Series 2007-C3, Class AM (P)	5.959		05-15-46	150,000	158,117
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A1	1.324		11-10-47	33,393	32,698
Series 2014-CR21, Class A3	3.528		12-10-47	1,070,000	1,094,217
Series 2014-UBS6, Class A1	1.445		12-10-47	52,573	52,282
Series 2014-UBS6, Class A5	3.644		12-10-47	400,000	411,031
Series 2015-CR22, Class A1	1.569		03-10-48	58,787	58,570
Series 2015-CR24, Class A1	1.652		08-10-55	76,898	76,626
Series 2015-CR26, Class A4	3.630		10-10-48	281,000	286,935
Series 2015-LC21, Class A4	3.708		07-10-48	465,000	479,355
Series 2015-LC23, Class A2	3.221		10-10-53	480,000	496,451
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (P) (S)	1.047		02-13-32	280,000	278,146
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2015-PC1, Class A2	3.148		07-10-50	75,000	77,613
Series 2015-PC1, Class A5	3.902		07-10-50	1,080,000	1,126,840
Series 2015-PC1, Class AM	4.290		07-10-50	60,000	63,282
Series 2015-PC1, Class B (P)	4.591		07-10-50	100,000	102,004
Series 2015-PC1, Class C (P)	4.591		07-10-50	80,000	73,747
Commercial Mortgage Trust (Deutsche Bank AG/UBS) Series 2014-UBS2, Class A1	1.298		03-10-47	61,409	60,837
Commercial Mortgage Trust (Goldman Sachs & Company/RBS Greenwich Capital)
Series 2007-GG9, Class AM	5.475		03-10-39	305,000	314,589
Series 2007-GG9, Class AMFX	5.475		03-10-39	400,000	411,284
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684		04-15-50	46,147	46,084
Series 2015-C2, Class A1	1.454		06-15-57	259,198	257,764
Series 2015-C3, Class A4	3.718		08-15-48	70,000	72,097
CSMC Series 2014-ICE, Class A (P) (S)	0.997		04-15-27	200,000	199,166
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2, Class 1A1 (P)	0.621		04-25-35	85,953	75,807
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (P)	1.043		09-19-44	93,497	86,932
Series 2004-AR4, Class 2A1A (P)	0.563		01-19-45	395,135	345,729

SEE NOTES TO FUND'S INVESTMENTS53

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Eleven Madison Mortgage Trust Series 2015-11AD, Class A (P) (S)	3.673		09-10-35	100,000	$102,439
Fosse Master Issuer PLC
Series 2011-1A, Class A5 (P) (S)	3.315		10-18-54	122,521	123,122
Series 2012-1A, Class 3A1 (P) (S)	1.815		10-18-54	210,000	213,012
FREMF Mortgage Trust
Series 2015-K43, Class B (P) (S)	3.863		02-25-48	145,000	142,577
Series 2015-K45, Class B (P) (S)	3.714		04-25-48	130,000	117,077
Series 2015-K46, Class B (P) (S)	3.819		04-25-48	230,000	204,306
Series 2015-K49, Class B (P) (S)	3.848		10-25-48	115,000	102,380
Series 2015-K718, Class B (P) (S)	3.669		02-25-22	235,000	223,893
Series 2015-K720, Class B (P) (S)	3.389		07-25-22	475,000	424,839
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (P)	3.190		06-19-35	23,695	23,503
GreenPoint MTA Trust Series 2005-AR1, Class A1 (P)	0.701		06-25-45	170,722	130,953
GS Mortgage Securities Trust
Series 2014-EB1A, Class 2A1 (P) (S)	2.491		07-25-44	171,279	170,380
Series 2014-GC20, Class A1	1.343		04-10-47	48,280	47,834
Series 2014-GC22, Class A1	1.290		06-10-47	66,535	66,023
Series 2014-GC24, Class A1	1.509		09-10-47	118,155	117,598
Series 2015-GC28, Class A1	1.528		02-10-48	84,265	83,824
Series 2015-GC34, Class AS	3.911		10-10-48	55,000	56,224
Series 2015-GC35, Class A4	3.506		10-10-48	170,000	172,197
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (P)	0.423		05-19-35	48,110	39,882
Series 2006-9, Class 2A1A (P)	0.413		11-19-36	520,129	388,255
Holmes Master Issuer PLC Series 2012-3A, Class B1 (P) (S)	2.521		10-15-54	250,000	255,766
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (P)	0.491		10-25-35	135,355	125,114
Series 2005-4, Class A2 (P)	0.551		10-25-35	92,971	86,337
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class AS (P)	4.243		04-15-47	200,000	212,291
Series 2014-C21, Class A1	1.322		08-15-47	44,444	44,274
Series 2014-C22, Class A1	1.451		09-15-47	28,520	28,407
Series 2014-C23, Class A1	1.650		09-15-47	42,735	42,576
Series 2014-C24, Class A1	1.539		11-15-47	17,361	17,239
Series 2014-C26, Class A1	1.596		01-15-48	137,383	136,636
Series 2015-C27, Class A1	1.414		02-15-48	66,461	65,876
Series 2015-C28, Class A1	1.445		10-15-48	249,572	247,434
Series 2015-C28, Class A4	3.227		10-15-48	510,000	505,260
Series 2015-C30, Class A1	1.738		07-15-48	57,840	57,666
Series 2015-C30, Class A2	3.087		07-15-48	30,000	30,951
Series 2015-C30, Class A5	3.822		07-15-48	350,000	363,119
Series 2015-C31, Class A3	3.801		08-15-48	530,000	548,448
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (P)	0.411		06-25-37	60,442	55,961
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	6.105		04-15-45	105,000	106,900
Series 2006-LDP8, Class AJ (P)	5.480		05-15-45	75,000	76,541
Series 2007-CB19, Class A4 (P)	5.883		02-12-49	159,063	165,292
Series 2007-CB19, Class AM (P)	5.883		02-12-49	740,000	767,790
Series 2007-LD11, Class AM (P)	5.961		06-15-49	80,000	82,481
Series 2007-LD12, Class A4 (P)	5.882		02-15-51	340,000	354,229

54SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2014-C20, Class A1	1.268		07-15-47	55,920	$55,471
JPMorgan Mortgage Trust Series 2005-ALT1, Class 1A1 (P)	0.521		10-25-35	149,531	114,676
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4	4.568		01-15-31	3,160	3,176
Series 2007-C2, Class AM (P)	5.493		02-15-40	225,000	232,736
Series 2008-C1, Class A2 (P)	6.269		04-15-41	562,548	601,781
Series 2008-C1, Class AM (P)	6.269		04-15-41	65,000	67,682
Merrill Lynch Mortgage Investors Trust Series 2005-A9, Class 2A1C (P)	2.649		12-25-35	125,000	120,209
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM (P)	5.782		08-12-43	60,000	61,291
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294		06-15-47	51,428	51,010
Series 2014-C17, Class A1	1.551		08-15-47	40,367	40,165
Series 2014-C18, Class A1	1.686		10-15-47	65,495	65,233
Series 2014-C19, Class A1	1.573		12-15-47	87,856	87,253
Series 2015-C24, Class B (P)	4.500		05-15-48	60,000	60,688
Series 2015-C24, Class C (P)	4.500		05-15-48	40,000	38,137
Series 2015-C27, Class A4	3.753		12-15-47	660,000	679,942
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4 (P)	5.731		07-12-44	156,660	158,048
Series 2007-IQ14, Class AM (P)	5.865		04-15-49	105,000	108,165
Series 2007-IQ14, Class AMFX (P)	5.865		04-15-49	340,000	351,083
Series 2015-MS1, Class A4	3.779		05-15-48	180,000	186,654
Series 2015-MS1, Class AS (P)	4.164		05-15-48	20,000	20,744
Series 2015-MS1, Class B (P)	4.164		05-15-48	235,000	232,590
STARM Mortgage Loan Trust Series 2007-2, Class 5A1 (P)	5.415		04-25-37	80,132	70,304
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000		03-25-54	749,858	750,940
Series 2015-4, Class A1B (P) (S)	2.750		04-25-55	572,491	572,484
Series 2015-5, Class A1B (P) (S)	2.750		05-25-55	652,075	648,722
Vendee Mortgage Trust Series 1996-3, Class 4 (P)	9.620		03-15-25	927	991
WaMu Mortgage Pass Through Certificates
Series 2005-AR11, Class A1C3 (P)	0.731		08-25-45	106,337	95,011
Series 2005-AR12, Class 2A1 (P)	2.580		09-25-35	18,825	18,727
Wells Fargo Commercial Mortgage Trust
Series 2014-CR21, Class A1	1.494		12-10-47	24,591	24,391
Series 2014-LC18, Class A1	1.437		12-15-47	111,430	110,803
Series 2015-C26, Class A1	1.454		02-15-48	63,288	62,658
Series 2015-C27, Class A1	1.730		02-15-48	190,422	190,130
Series 2015-C28, Class A1	1.531		05-15-48	74,608	74,172
Series 2015-C29, Class A4	3.637		06-15-48	315,000	324,001
Series 2015-LC20, Class A1	1.471		04-15-50	145,963	144,823
Series 2015-NSX2, Class C (P)	4.394		07-15-58	35,000	33,709
Series 2015-NXS2, Class A2	3.020		07-15-58	270,000	277,375
Series 2015-NXS2, Class A5	3.767		07-15-58	215,000	221,979
Series 2015-NXS2, Class AS	4.121		07-15-58	45,000	46,934
Series 2015-NXS2, Class B (P)	4.394		07-15-58	330,000	338,901
Series 2015-SG1, Class A1	1.568		12-15-47	57,366	57,283
Series 2015-SG1, Class A4	3.789		12-15-47	195,000	201,984
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (P)	2.727		06-25-34	23,225	23,280

SEE NOTES TO FUND'S INVESTMENTS55

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2006-2, Class 2A1 (P)	0.921		03-25-36	83,855	$68,666
Series 2003-O, Class 5A1 (P)	2.675		01-25-34	43,001	44,045
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283		05-15-47	126,410	125,300
Series 2011-C2, Class AS	4.176		05-15-47	325,000	344,597
Series 2013-C13, Class A4	3.001		05-15-45	275,000	275,399
Series 2014-C19, Class AS	4.271		03-15-47	280,000	299,005
Series 2014-C21, Class A1	1.413		08-15-47	106,926	106,298
Series 2014-C22, Class A1	1.479		09-15-57	86,771	86,252
Series 2014-C23, Class A1	1.663		10-15-57	33,739	33,678
U.S. Government Agency 0.6%					5,586,791
Federal Home Loan Mortgage Corp.
Series 199, Class PO	0.912		08-01-28	1,587	1,401
Series 2014-DN3, Class M2 (P)	2.621		08-25-24	250,000	252,650
Series 2014-HQ2, Class M1 (P)	1.671		09-25-24	195,480	196,323
Series 2014-HQ2, Class M2 (P)	2.421		09-25-24	250,000	248,470
Series 2014-HQ3, Class M1 (P)	1.871		10-25-24	106,015	106,176
Series 2015-DN1, Class M2 (P)	2.621		01-25-25	250,000	253,290
Series 2015-DNA1, Class M2 (P)	2.071		10-25-27	280,000	276,835
Series 2015-DNA2, Class M2 (P)	2.821		12-25-27	330,000	330,000
Series 2015-DNA3, Class M2 (P)	3.045		04-25-28	250,000	251,829
Series 2015-HQ1, Class M1 (P)	1.271		03-25-25	206,934	206,598
Series 2015-HQ1, Class M2 (P)	2.421		03-25-25	250,000	250,377
Series 2015-HQ2, Class M2 (P)	2.171		05-25-25	250,000	245,369
Series 4448, Class JA	4.000		11-15-36	100,000	106,712
Series K025, Class A1	1.875		04-25-22	204,394	205,158
Series K502, Class A2	1.426		08-25-17	400,000	401,134
Series K712, Class A1	1.369		05-25-19	185,403	186,014
Federal National Mortgage Association
Series 2006-114, Class HE	5.500		12-25-36	110,000	121,880
Series 2014-C04, Class 1M1 (P)	2.171		11-25-24	60,476	60,758
Series 2014-C04, Class 2M1 (P)	2.321		11-25-24	28,250	28,414
Series 2015-C01, Class 1M1 (P)	1.721		02-25-25	27,791	27,837
Series 2015-C01, Class 2M1 (P)	1.721		02-25-25	9,120	9,126
Series 319, Class 2 IO	6.500		02-25-32	4,667	990
Government National Mortgage Association
Series 2004-47, Class QV	6.000		09-16-20	237,609	241,731
Series 2010-103, Class IN IO	4.500		02-20-39	94,783	5,021
Series 2010-109, Class CI IO	4.500		12-20-37	526,147	25,468
Series 2010-127, Class JI IO	4.000		02-20-39	555,536	44,935
Series 2010-127, Class PI IO	4.000		05-20-33	2,798	2
Series 2010-128, Class JC	4.000		06-20-39	70,000	75,339
Series 2010-165, Class IP IO	4.000		04-20-38	1,567,450	129,503
Series 2010-42, Class PI IO	4.500		09-20-37	1,291,064	76,674
Series 2010-84, Class NI IO	4.500		12-20-36	209,785	4,614
Series 2010-87, Class HI, IO	4.500		11-20-38	1,033,261	77,143
Series 2010-92, Class PI IO	4.500		11-20-37	166,023	8,753
Series 2010-98, Class PI IO	4.500		10-20-37	147,361	7,446
Series 2011-123, Class MA	4.000		07-20-41	485,000	525,511
Series 2011-133, Class GB	3.500		09-20-41	100,000	103,611
Series 2011-2, Class HI IO	4.000		12-20-35	55,313	973
Series 2011-41 Class AI IO	4.500		12-20-39	312,083	31,073
Series 2011-88, Class EI IO	4.500		11-20-39	52,155	4,865

56SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2011-94, Class AI IO	4.500		01-20-39	334,694	$16,945
Series 2012-136, Class MX	2.000		11-20-42	230,000	198,774
Series 2012-94, Class BI IO	4.000		05-20-37	257,827	39,527
Series 2013-24, Class OI IO	4.000		02-20-43	168,937	29,756
Series 2014-115, Class KI IO	3.000		06-20-37	273,903	32,712
Series 2014-160, Class DI IO	3.500		04-20-39	656,555	91,567
Series 2015, Class AI	3.500		03-20-39	497,552	47,507
Asset backed securities 2.8%					$25,957,362
(Cost $25,989,617)
Ally Auto Receivables Trust
Series 2012-A, Class D (S)	3.150		10-15-18	195,000	196,631
Series 2012-A, Class C (S)	2.400		11-15-17	100,000	100,585
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	965,000	959,313
American Express Credit Account Master Trust Series 2014-2, Class A	1.260		01-15-20	195,000	195,205
AmeriCredit Automobile Receivables Trust
Series 2012-1, Class C	2.670		01-08-18	11,112	11,136
Series 2012-5, Class C	1.690		11-08-18	100,000	100,302
Series 2013-5, Class B	1.520		01-08-19	140,000	139,652
Series 2014-2, Class B	1.600		07-08-19	130,000	129,797
Series 2015-1, Class A3	1.260		11-08-19	220,000	219,300
Series 2015-2, Class A3	1.270		01-08-20	120,000	119,042
Series 2012-4, Class C	1.930		08-08-18	140,000	140,433
ARI Fleet Lease Trust
Series 2014-A, Class A2 (S)	0.810		11-15-22	102,642	102,321
Series 2015-A, Class A2 (S)	1.110		11-15-18	150,000	149,117
Series 2015-A, Class A3 (S)	1.670		09-15-23	160,000	158,697
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A2 (S)	1.150		07-10-17	72,339	72,195
Series 2015-1A, Class A3 (S)	1.610		10-13-20	114,000	113,616
Series 2015-2A, Class A3 (S)	1.930		03-11-19	566,000	562,788
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A (S)	1.920		09-20-19	410,000	406,657
Series 2013-2A, Class A (S)	2.970		02-20-20	300,000	306,792
Series 2014-1A, Class A (S)	2.460		07-20-20	390,000	390,865
Series 2015-2A, Class A (S)	2.630		12-20-21	295,000	294,311
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (P)	6.640		12-25-28	10,843	10,828
Barclays Dryrock Issuance Trust
Series 2014-2, Class A (P)	0.537		03-16-20	215,000	214,635
Series 2015-1, Class A	2.200		12-15-22	100,000	100,044
Series 2015-2, Class A	1.560		03-15-21	490,000	488,426
Cabela's Master Credit Card Trust
Series 2014-1, Class A (P)	0.547		03-16-20	75,000	74,839
Series 2015-2, Class A1	2.250		07-17-23	410,000	408,762
Capital Auto Receivables Asset Trust
Series 2014-1, Class C	2.840		04-22-19	55,000	55,627
Series 2014-2, Class C	2.410		05-20-19	75,000	75,509
Series 2014-3, Class A3	1.480		11-20-18	115,000	114,993
Series 2015-2, Class A2	1.390		09-20-18	30,000	29,923
Series 2015-2, Class A3	1.730		09-20-19	490,000	488,649
Series 2015-4, Class A2	1.620		03-20-19	80,000	79,642
Series 2015-4, Class A4	2.010		07-20-20	145,000	143,846

SEE NOTES TO FUND'S INVESTMENTS57

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A	1.390		01-15-21	315,000	$313,996
CarMax Auto Owner Trust
Series 2012-3, Class D	2.290		04-15-19	150,000	150,569
Series 2014-1, Class B	1.690		08-15-19	20,000	19,946
Series 2014-1, Class C	1.930		11-15-19	30,000	29,819
Series 2014-1, Class D	2.430		08-17-20	295,000	292,470
Series 2015-1, Class A3	1.380		11-15-19	75,000	74,801
Series 2015-2, Class A3	1.370		03-16-20	105,000	104,556
CCG Receivables Trust Series 2014-1, Class A2 (S)	1.060		11-15-21	242,392	241,629
Chase Funding Trust
Series 2002-2, Class 1M1	5.599		09-25-31	10,331	9,735
Series 2002-4, Class 2A1 (P)	0.961		10-25-32	4,853	4,510
Chase Issuance Trust Series 2015, Class A2A	1.590		02-18-20	370,000	371,018
CNH Equipment Trust
Series 2012-D, Class B	1.270		05-15-20	290,000	290,092
Series 2015-B, Class A3	1.370		07-15-20	180,000	179,129
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (P)	1.826		01-25-34	59,551	55,930
DB Master Finance LLC
Series 2015-1A, Class A2I (S)	3.262		02-20-45	486,325	485,388
Series 2015-1A, Class A2II (S)	3.980		02-20-45	188,575	189,354
Diamond Resorts Owner Trust
Series 2013-2, Class A (S)	2.270		05-20-26	197,489	197,702
Series 2014-1, Class A (S)	2.540		05-20-27	338,338	338,164
Series 2015-1, Class A (S)	2.730		07-20-27	120,381	119,551
Series 2015-2, Class A (S)	2.990		05-22-28	100,000	99,961
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	250,000	250,234
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 (S)	5.216		01-25-42	391,200	404,596
Elara HGV Timeshare Issuer Series 2014-A, Class A (S)	2.530		02-25-27	204,646	202,089
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (S)	1.590		02-22-21	200,000	199,152
Series 2015-2, Class A3 (S)	2.090		02-22-21	370,000	371,014
Exeter Automobile Receivables Trust Series 2014-2A, Class A (S)	1.060		08-15-18	29,679	29,610
Ford Credit Auto Lease Trust
Series 2013-B, Class B	1.230		11-15-16	115,000	115,024
Series 2013-B, Class C	1.510		08-15-17	80,000	80,056
Series 2014-B, Class A4	1.250		11-15-17	105,000	104,820
Series 2015-A, Class A4	1.310		08-15-18	125,000	124,454
Ford Credit Auto Owner Trust
Series 2013-B, Class D	1.820		11-15-19	225,000	226,171
Series 2014-C, Class A4	1.560		02-15-20	95,000	95,173
Series 2015-A, Class A3	1.280		09-15-19	70,000	70,038
Series 2015-B, Class A3	1.160		11-15-19	115,000	114,571
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1	1.400		08-15-19	155,000	154,607
GE Equipment Transportation LLC
Series 2014-1, Class A4	1.480		08-23-22	75,000	74,750
Series 2015-1, Class A3	1.280		02-25-19	40,000	40,064
General Motors Financial Company, Inc.
Series 2015-4, Class A3	1.700		07-08-20	40,000	39,908

58SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Series 2015-4, Class C	2.880		07-08-21	65,000	$64,864
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	100,000	99,266
GreatAmerica Leasing Receivables
Series 2014-1, Class A3 (S)	0.890		07-15-17	153,421	153,045
Series 2014-1, Class A4 (S)	1.470		08-15-20	135,000	134,452
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (P)	0.501		10-25-35	100,578	92,653
Series 2005-14, Class 2A3 (P)	0.571		12-25-35	71,376	59,577
Series 2007-7, Class 2A1 (P)	0.230		07-25-37	194,473	170,706
GSAA Trust Series 2005-8, Class A3 (P)	0.651		06-25-35	185,124	174,761
Hilton Grand Vacations Trust Series 2014-AA, Class A (S)	1.770		11-25-26	338,828	333,508
Honda Auto Receivables Owner Trust Series 2014-4, Class A4	1.460		10-15-20	75,000	74,943
Hyundai Auto Lease Securitization Trust
Series 2014-B, Class A4 (S)	1.260		09-17-18	135,000	134,839
Series 2015-A, Class A4 (S)	1.650		08-15-19	180,000	180,251
Series 2015-B, Class A4 (S)	1.660		07-15-19	370,000	368,826
Hyundai Auto Receivables Trust Series 2015-A, Class A3	1.050		04-15-19	90,000	89,709
John Deere Owner Trust Series 2015-A, Class A3	1.320		06-17-19	50,000	50,023
Kubota Credit Owner Trust
Series 2014-1A, Class A4 (S)	1.670		07-15-20	540,000	540,151
Series 2015-1A, Class A4 (S)	1.790		08-16-21	400,000	396,938
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A3	1.340		12-16-19	155,000	154,689
MMAF Equipment Finance LLC
Series 2014-AA, Class A3 (S)	0.870		01-08-19	345,000	343,046
Series 2015-AA, Class A3 (S)	1.390		10-16-19	100,000	99,388
Series 2015-AA, Class A4 (S)	1.930		07-16-21	195,000	194,946
Motor PLC Series 2014-1A, Class A1 (P) (S)	0.701		08-25-21	62,233	62,155
MVW Owner Trust
Series 2013-1A, Class A (S)	2.150		04-22-30	99,463	98,090
Series 2014-1A, Class A (S)	2.250		09-22-31	150,617	149,704
Nelnet Student Loan Trust Series 2008-3, Class A4 (P)	2.043		11-25-24	220,000	221,404
Nissan Auto Lease Trust Series 2015-B, Class A3	1.540		04-16-18	155,000	154,934
Nissan Auto Receivables Owner Trust Series 2015-B, Class A3	1.340		03-16-20	155,000	154,375
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	120,000	119,458
Residential Asset Mortgage Products, Inc. Series 2003-RZ2, Class A1	4.100		04-25-33	6,355	6,393
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (S)	2.050		06-20-31	59,679	59,861
Series 2014-3A, Class A (S)	2.300		10-20-31	301,072	301,217
Series 2015-1A, Class A (S)	2.400		03-22-32	415,706	412,625
Series 2015-2A, Class A (S)	2.430		06-20-32	238,416	235,379
Series 2015-3A, Class A (S)	2.580		09-20-32	249,313	246,352
SLM Student Loan Trust
Series 2008-4, Class A4 (P)	1.970		07-25-22	100,000	100,626
Series 2008-5, Class A4 (P)	2.020		07-25-23	215,000	216,471
Series 2008-9, Class A (P)	1.820		04-25-23	193,639	194,650

SEE NOTES TO FUND'S INVESTMENTS59

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
SMART Trust
Series 2012-2USA, Class A4A (S)	2.060		03-14-18	480,000	$480,437
Series 2012-4US, Class A3A	0.970		03-14-17	38,464	38,441
Series 2012-4US, Class A4A	1.250		08-14-18	190,000	189,296
Series 2013-1US, Class A4A	1.050		10-14-18	93,922	93,794
Series 2013-2US, Class A4A	1.180		02-14-19	235,000	233,531
Series 2014-1US, Class A3A	0.950		02-14-18	196,792	196,138
Series 2015-1US, Class A2A	0.990		08-14-17	80,284	80,179
Series 2015-1US, Class A3A	1.500		09-14-18	120,000	119,829
Series 2015-3US, Class A3A	1.660		08-14-19	105,000	104,422
SMB Private Education Loan Trust
Series 2015-A, Class A2A (S)	2.490		06-15-27	160,000	156,748
Series 2015-B, Class A2A (S)	2.980		07-15-27	180,000	180,309
Series 2015-C, Class A2A (S)	2.750		07-15-27	200,000	198,231
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A	2.220		01-15-22	480,000	483,542
Series 2013-1, Class B	1.690		03-15-21	630,000	629,589
Series 2014-1, Class A	1.610		11-15-20	210,000	209,986
Series 2014-1, Class B	1.810		11-15-20	225,000	225,176
Series 2014-1, Class C	1.910		11-15-20	105,000	104,883
Series 2015-2, Class A	1.600		04-15-21	180,000	179,414
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849		08-25-36	26,109	26,787
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042		06-15-21	170,000	170,751
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390		05-20-21	250,000	247,287
Volvo Financial Equipment LLC Series 2014-1A, Class A3 (S)	0.820		04-16-18	105,000	104,811
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	870,000	874,086
Wheels SPV LLC
Series 2014-1A, Class A2 (S)	0.840		03-20-23	123,487	123,046
Series 2014-1A, Class A3 (S)	1.460		03-20-23	200,000	199,262
Series 2015-1A, Class A2 (S)	1.270		04-22-24	200,000	199,075
World Omni Auto Receivables Trust Series 2015-A, Class A3	1.340		05-15-20	45,000	44,908
				Shares	Value
Common stocks 12.6%					$116,085,456
(Cost $103,732,907)
Consumer discretionary 1.3%					12,108,451
Auto components 0.1%
Johnson Controls, Inc.				21,100	970,600
Automobiles 0.1%
Ford Motor Company				17,500	250,775
General Motors Company				23,099	836,184
Distributors 0.0%
Genuine Parts Company				2,800	253,764
Hotels, restaurants and leisure 0.2%
Carnival Corp.				18,900	955,017
Las Vegas Sands Corp.				18,300	806,298
Leisure products 0.2%
Mattel, Inc.				55,000	1,367,300

60SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Shares	Value
Consumer discretionary (continued)
Media 0.5%
Altice NV, Class A (I)	3,366	$51,567
Altice NV, Class B (I)	1,122	17,450
Cablevision Systems Corp., Class A	6,900	210,450
Comcast Corp., Class A	15,900	967,674
Liberty Global PLC LiLAC, Series C (I)	105	4,118
Liberty Global PLC, Series C (I)	2,100	86,100
News Corp., Class A	40,100	575,435
The Walt Disney Company	7,100	805,637
Time Warner, Inc.	3,333	233,243
Twenty-First Century Fox, Inc., Class A	30,000	885,300
Twenty-First Century Fox, Inc., Class B	17,200	515,140
Viacom, Inc., Class B	4,500	224,055
Multiline retail 0.2%
Kohl's Corp.	22,700	1,069,851
Macy's, Inc.	17,300	676,084
Specialty retail 0.0%
Staples, Inc.	28,700	346,409
Consumer staples 0.5%		4,606,952
Beverages 0.1%
PepsiCo, Inc.	11,700	1,171,872
Food and staples retailing 0.1%
Wal-Mart Stores, Inc.	13,500	794,340
Food products 0.3%
Archer-Daniels-Midland Company	31,300	1,142,137
Campbell Soup Company	4,000	208,960
Kellogg Company	8,600	591,422
McCormick & Company, Inc.	3,800	326,496
Household products 0.0%
The Clorox Company	1,600	198,880
Personal products 0.0%
Avon Products, Inc.	50,100	172,845
Energy 1.4%		13,154,511
Energy equipment and services 0.0%
Hercules Offshore, Inc. (I)	8,454	31,449
Oil, gas and consumable fuels 1.4%
Anadarko Petroleum Corp.	9,800	587,020
Apache Corp.	36,800	1,809,824
BP PLC, ADR	4,500	155,700
Canadian Natural Resources, Ltd.	36,700	888,140
Chevron Corp.	18,000	1,643,760
Columbia Pipeline Group, Inc.	41,500	795,555
Exxon Mobil Corp.	33,600	2,743,776
Hess Corp.	24,500	1,445,500
Occidental Petroleum Corp.	13,100	990,229
Royal Dutch Shell PLC, ADR, Class A	32,700	1,627,152
Total SA	8,813	436,406
Financials 3.2%		29,251,837
Banks 1.3%
Bank of America Corp.	115,485	2,012,904

SEE NOTES TO FUND'S INVESTMENTS61

Spectrum Income Fund

	Shares	Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	23,600	$1,276,524
Fifth Third Bancorp	17,700	365,859
JPMorgan Chase & Co.	59,700	3,980,796
Royal Bank of Scotland Group PLC (I)	162,435	739,683
The PNC Financial Services Group, Inc.	10,500	1,002,855
U.S. Bancorp	18,900	829,521
Wells Fargo & Company	28,100	1,548,310
Capital markets 0.7%
Ameriprise Financial, Inc.	8,200	926,190
Morgan Stanley	47,700	1,636,110
Northern Trust Corp.	21,400	1,603,716
Och-Ziff Capital Management Group LLC, Class A	29,700	183,546
State Street Corp.	16,600	1,204,828
The Bank of New York Mellon Corp.	23,700	1,039,008
Consumer finance 0.2%
American Express Company	20,100	1,439,964
Diversified financial services 0.0%
Sentry Holdings, A Shares (I)	275	298
Sentry Holdings, B Shares (I)	65,529	73,033
Insurance 0.7%
Loews Corp.	35,300	1,337,517
Marsh & McLennan Companies, Inc.	29,900	1,653,470
MetLife, Inc.	37,300	1,905,657
Sun Life Financial, Inc.	16,000	528,000
The Chubb Corp.	5,900	770,127
Willis Group Holdings PLC	5,300	243,588
XL Group PLC	8,700	332,166
Real estate investment trusts 0.3%
Digital Realty Trust, Inc.	10,600	764,366
Iron Mountain, Inc.	5,200	144,456
Rayonier, Inc.	23,600	569,468
The Macerich Company	1,500	117,225
Weyerhaeuser Company	31,789	1,022,652
Health care 1.1%		10,670,430
Biotechnology 0.1%
Gilead Sciences, Inc.	5,900	625,164
Health care equipment and supplies 0.0%
Becton, Dickinson and Company	1,800	270,450
Health care providers and services 0.1%
Anthem, Inc.	9,200	1,199,496
Pharmaceuticals 0.9%
Bristol-Myers Squibb Company	23,900	1,601,539
GlaxoSmithKline PLC	37,652	765,205
Johnson & Johnson	22,900	2,318,396
Merck & Company, Inc.	29,800	1,579,698
Pfizer, Inc.	70,506	2,310,482
Industrials 1.6%		14,672,802
Aerospace and defense 0.3%
Honeywell International, Inc.	1,500	155,925
The Boeing Company	15,700	2,283,565

62SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
United Technologies Corp.	2,300	$220,915
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	12,800	1,318,528
Airlines 0.0%
Southwest Airlines Company	6,300	289,044
Building products 0.0%
USG Corp. (I)	1,600	38,528
Commercial services and supplies 0.1%
Tyco International PLC	23,700	836,847
Electrical equipment 0.2%
Eaton Corp. PLC	868	50,483
Emerson Electric Company	26,500	1,325,000
Industrial conglomerates 0.4%
General Electric Company	131,600	3,940,104
Machinery 0.4%
Cummins, Inc.	1,200	120,444
Deere & Company	12,600	1,002,582
Illinois Tool Works, Inc.	16,000	1,503,680
Pentair PLC	17,400	986,580
Road and rail 0.1%
Canadian Pacific Railway, Ltd.	600	88,482
Union Pacific Corp.	6,100	512,095
Information technology 1.5%		13,621,314
Communications equipment 0.4%
Cisco Systems, Inc.	47,300	1,288,925
Harris Corp.	16,100	1,338,393
QUALCOMM, Inc.	25,700	1,253,903
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	3,800	254,942
IT services 0.1%
First Data Corp., Class A (I)	8,800	147,840
IBM Corp.	1,200	167,304
Semiconductors and semiconductor equipment 0.4%
Analog Devices, Inc.	15,500	955,265
Applied Materials, Inc.	77,400	1,452,798
Texas Instruments, Inc.	21,900	1,272,828
Software 0.3%
CA, Inc.	16,900	475,059
Microsoft Corp.	47,300	2,570,755
Technology hardware, storage and peripherals 0.3%
Dell, Inc. (I)(R)	93,900	1,456,734
EMC Corp.	34,500	874,230
Western Digital Corp.	1,800	112,338
Materials 0.6%		5,241,174
Chemicals 0.2%
E.I. du Pont de Nemours & Company	23,400	1,575,756
Construction materials 0.1%
Vulcan Materials Company	10,700	1,098,569

SEE NOTES TO FUND'S INVESTMENTS63

Spectrum Income Fund

	Shares	Value
Materials (continued)
Containers and packaging 0.0%
WestRock Company	3,630	$183,787
Metals and mining 0.1%
Nucor Corp.	25,300	1,048,685
Paper and forest products 0.2%
International Paper Company	31,900	1,334,377
Telecommunication services 0.5%		4,331,201
Diversified telecommunication services 0.4%
AT&T, Inc.	20,835	701,514
CenturyLink, Inc.	20,975	564,857
Telefonica SA	45,458	559,479
Verizon Communications, Inc.	40,391	1,835,771
Wireless telecommunication services 0.1%
NII Holdings, Inc. (I)	13,299	91,896
T-Mobile US, Inc. (I)	7,800	276,900
Vodafone Group PLC	89,377	300,784
Utilities 0.9%		8,426,784
Electric utilities 0.6%
Duke Energy Corp.	13,543	917,674
Edison International	12,500	742,000
Entergy Corp.	19,300	1,285,959
FirstEnergy Corp.	41,600	1,305,824
Xcel Energy, Inc.	32,900	1,173,214
Independent power and renewable electricity producers 0.1%
AES Corp.	92,800	927,072
Multi-utilities 0.2%
NiSource, Inc.	54,000	1,036,260
PG&E Corp.	19,700	1,038,781
Preferred securities 0.2%		$1,710,578
(Cost $1,591,477)
Energy 0.0%		277,568
Oil, gas and consumable fuels 0.0%
WPX Energy, Inc., 6.250%	6,400	277,568
Financials 0.1%		1,084,086
Consumer finance 0.0%
Ally Financial, Inc., 7.000% (S)	525	528,642
Real estate investment trusts 0.1%
American Tower Corp., 5.250%	1,249	129,334
American Tower Corp., 5.500%	883	90,225
Crown Castle International Corp., 4.500%	3,150	335,885
Health care 0.1%		281,729
Pharmaceuticals 0.1%
Allergan PLC, 5.500%	269	281,729
Telecommunication services 0.0%		67,195
Wireless telecommunication services 0.0%
T-Mobile US, Inc., 5.500%	1,088	67,195

64SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

Shares	Value
Rights 0.0%	$16,474
(Cost $16,698)
Telefonica SA (I)(N)	45,458	16,474
Warrants 0.0%	$20
(Cost $23)
Sentry Holdings, A Shares (I)(N)	19	20
Yield (%	)*	Maturity date	Par value^	Value
Short-term investments 3.9%	$35,635,132
(Cost $35,647,130)
Foreign government 0.1%	780,041
Government of Japan	0.100	02-15-16	JPY	96,000,000	780,041
U.S. Government 0.0%	279,788
U.S. Treasury Bill	0.068	04-07-16	280,000	279,788
Yield (%)	Shares	Value
Money market funds 3.6%	$32,704,303
T. Rowe Price Reserve Investment Fund	0.1237(Y)	32,704,303	32,704,303
Par value	Value
Repurchase agreement 0.2%	$1,871,000
Repurchase Agreement with State Street Corp. dated 11-30-15 at 0.000% to be repurchased at $1,871,000 on 12-1-15, collateralized by $1,885,000 U.S. Treasury Notes, 1.500% due 12-31-18 (valued at $1,908,563, including interest)	1,871,000	1,871,000
Total investments (Cost $938,980,364)† 100.8%	$929,912,193
Other assets and liabilities, net (0.8%)	($7,249,089)
Total net assets 100.0%	$922,663,104
Rate (%	)	Maturity date	Par value^	Value
SALE COMMITMENTS OUTSTANDING (0.7)%	($6,615,984)
(Cost ($6,580,989))
U.S. Government Agency (0.7)%	(6,615,984)
Federal National Mortgage Association
Fannie Mae Pool (C)	3.000	TBA	(5,685,000)	(5,709,661)
Fannie Mae Pool (C)	3.500	TBA	(875,000)	(906,323)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen

SEE NOTES TO FUND'S INVESTMENTS65

Spectrum Income Fund

KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $147,536,472 or 16.0% of the fund's net assets as of 11-30-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 11-30-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 11-30-15, the aggregate cost of investment securities for federal income tax purposes was $945,861,067. Net unrealized depreciation aggregated $15,948,874, of which $25,588,055 related to appreciated investment securities and $41,536,929 related to depreciated investment securities.

66SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

The fund had the following country composition as a percentage of net assets on 11-30-15:

United States	70.7%
United Kingdom	3.3%
Luxembourg	2.2%
Mexico	2.1%
Canada	1.6%
Netherlands	1.6%
Japan	1.6%
France	1.1%
Italy	1.1%
Indonesia	1.0%
Other countries	13.7%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS67

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2015, by major security category or type:

	Total value at 11-30-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$219,850,456	—	$219,850,456	—
Foreign government obligations	129,236,035	—	129,236,035	—
Corporate bonds	313,532,183	—	313,532,183	—
Municipal bonds	3,657,573	—	3,657,573	—
Term loans	51,708,872	—	51,634,966	$73,906
Collateralized mortgage obligations	32,522,052	—	31,873,330	648,722
Asset backed securities	25,957,362	—	25,957,362	—
Common stocks	116,085,456	$111,684,817	2,870,574	1,530,065
Preferred securities	1,710,578	1,181,936	528,642	—
Rights	16,474	16,474	—	—
Warrants	20	—	—	20
Short-term investments	35,635,132	32,704,303	2,930,829	—
Total investments in securities	$929,912,193	$145,587,530	$782,071,950	$2,252,713
Sale commitments outstanding	($6,615,984)	—	($6,615,984)	—
Other financial instruments:
Futures	($171,785)	($171,785)	—	—
Forward foreign currency contracts	862,727	—	$862,727	—
Interest rate swaps	(17)	—	(17)	—
Credit default swaps	199,441	—	199,441	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount

68

not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended November 30, 2015, the fund used futures contracts to gain exposure to treasuries market and foreign bond market, manage against anticipated interest changes, manage duration of the fund and as a substitute for securities purchased. The following table summarizes the contracts held at November 30, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	17	Long	Mar 2016	$3,698,590	$3,698,297	($293)
3-Year South Korea Government Bond Futures	27	Long	Dec 2015	2,553,935	2,546,937	(6,998)
5-Year U.S. Treasury Note Futures	37	Long	Mar 2016	4,387,161	4,391,148	3,987
10-Year South Korea Government Bond Futures	11	Long	Dec 2015	1,181,398	1,184,301	2,903
10-Year U.S. Treasury Note Futures	64	Long	Mar 2016	8,070,970	8,092,000	21,030
Euro-OAT Futures	2	Long	Dec 2015	321,701	326,432	4,731
U.S. Treasury Long Bond Futures	24	Long	Mar 2016	3,679,132	3,696,000	16,868
Ultra U.S. Treasury Bond Futures	2	Long	Mar 2016	314,878	316,875	1,997
2-Year U.S. Treasury Note Futures	4	Short	Mar 2016	(870,182)	(870,188)	(6)
5-Year Interest Rate Swap Futures	22	Short	Dec 2015	(2,238,479)	(2,241,594)	(3,115)
5-Year U.S. Treasury Note Futures	43	Short	Mar 2016	(5,098,119)	(5,103,227)	(5,108)
10-Year Canada Government Bond Futures	16	Short	Mar 2016	(1,655,983)	(1,663,200)	(7,217)
10-Year Interest Rate Swap Futures	68	Short	Dec 2015	(6,961,066)	(7,040,128)	(79,062)
10-Year Mini Japan Government Bond Futures	25	Short	Dec 2015	(2,996,687)	(3,015,435)	(18,748)
10-Year U.S. Treasury Note Futures	72	Short	Mar 2016	(9,080,404)	(9,103,500)	(23,096)
Euro-BTP Italian Government Bond Futures	2	Short	Mar 2016	(294,445)	(294,397)	48
German Euro BOBL Futures	30	Short	Dec 2015	(4,066,648)	(4,121,495)	(54,847)
German Euro BUND Futures	9	Short	Dec 2015	(1,496,044)	(1,505,361)	(9,317)
U.K. Long Gilt Bond Futures	19	Short	Mar 2016	(3,357,185)	(3,368,948)	(11,763)

69

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	3	Short	Mar 2016	(459,230)	(462,000)	(2,770)
Ultra U.S. Treasury Bond Futures	1	Short	Mar 2016	(157,429)	(158,438)	(1,009)
						($171,785)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at November 30, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	320,000	USD	229,377	HSBC Bank USA	12/4/2015	$2,021	—	$2,021
AUD	8,000	USD	5,669	Bank of America, N.A.	2/22/2016	93	—	93
AUD	514,728	USD	366,955	Standard Chartered Bank	2/22/2016	3,754	—	3,754
BRL	4,129,239	USD	1,049,194	Barclays Bank PLC Wholesale	12/2/2015	18,067	—	18,067
BRL	3,036,616	USD	766,432	Citibank N.A. London	12/2/2015	18,426	—	18,426
BRL	480,000	USD	124,656	Credit Suisse International	12/2/2015	—	($593)	(593)
BRL	1,426,000	USD	373,601	Deutsche Bank AG London	12/2/2015	—	(5,030)	(5,030)
BRL	26,386,000	USD	6,855,101	JPMorgan Chase Bank N.A. London	12/2/2015	—	(35,251)	(35,251)
BRL	6,539,000	USD	1,682,280	Morgan Stanley and Company International PLC	12/2/2015	7,821	—	7,821
BRL	6,116,000	USD	1,565,062	Royal Bank of Canada (UK)	12/2/2015	15,708	—	15,708
BRL	780,000	USD	197,751	Royal Bank of Scotland PLC	12/2/2015	3,851	—	3,851
BRL	10,404,145	USD	2,638,990	State Street Bank London	12/2/2015	50,114	—	50,114
BRL	78,000	USD	20,257	UBS AG London	12/2/2015	—	(96)	(96)
BRL	204,000	USD	53,319	JPMorgan Chase Bank N.A. London	3/2/2016	—	(2,072)	(2,072)
BRL	1,154,000	USD	300,076	Morgan Stanley and Company International PLC	3/2/2016	—	(10,177)	(10,177)
CAD	147,056	USD	113,538	Bank of America, N.A.	12/31/2015	—	(3,422)	(3,422)
CAD	101,556	USD	76,663	State Street Bank London	12/31/2015	—	(618)	(618)
CAD	2,618,986	USD	1,965,379	Royal Bank of Canada (UK)	2/22/2016	—	(4,304)	(4,304)
CHF	1,303,000	USD	1,291,122	Credit Suisse International	2/22/2016	—	(18,196)	(18,196)
CLP	62,273,000	USD	90,850	HSBC Bank USA	1/22/2016	—	(3,677)	(3,677)
CLP	63,095,000	USD	89,389	Credit Suisse International	2/22/2016	—	(1,372)	(1,372)
CLP	21,367,000	USD	29,758	JPMorgan Chase Bank N.A. London	2/22/2016	48	—	48
CNY	277,000	USD	43,174	Citibank N.A. London	1/22/2016	—	(21)	(21)
CNY	1,515,000	USD	232,576	HSBC Bank USA	2/22/2016	2,990	—	2,990
CNY	9,682	USD	1,491	State Street Bank London	2/22/2016	15	—	15
CNY	464,000	USD	71,612	Deutsche Bank AG London	8/15/2016	—	(36)	(36)
CNY	1,131,000	USD	171,351	JPMorgan Chase Bank N.A. London	8/15/2016	3,116	—	3,116
CNY	1,306,000	USD	200,952	Standard Chartered Bank	8/15/2016	511	—	511
CNY	81,960	USD	12,624	State Street Bank London	8/15/2016	19	—	19
CNY	982,000	USD	151,445	Deutsche Bank AG London	8/31/2016	—	(58)	(58)
COP	441,036,000	USD	148,738	Credit Suisse International	1/22/2016	—	(8,894)	(8,894)
CZK	3,773,000	USD	150,160	Citibank N.A. London	2/22/2016	—	(2,074)	(2,074)
DKK	88,000	USD	12,601	Bank of America, N.A.	2/22/2016	—	(96)	(96)
DKK	2,351,623	USD	334,305	JPMorgan Chase Bank N.A. London	2/22/2016	—	(145)	(145)
DKK	297,593	USD	42,850	Standard Chartered Bank	2/22/2016	—	(562)	(562)
EUR	392,454	USD	420,698	Bank of America, N.A.	12/15/2015	—	(5,917)	(5,917)

70

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	183,812	USD	195,858	JPMorgan Chase Bank N.A. London	12/15/2015	—	(1,588)	(1,588)
EUR	2,031	USD	2,301	State Street Bank London	12/15/2015	—	(154)	(154)
EUR	317,704	USD	337,803	Citibank N.A. London	2/22/2016	—	(1,302)	(1,302)
EUR	34,000	USD	36,007	Standard Chartered Bank	2/22/2016	5	—	5
EUR	112,953	USD	120,367	State Street Bank London	2/22/2016	—	(732)	(732)
GBP	9,625	USD	14,875	State Street Bank London	1/13/2016	—	(377)	(377)
GBP	7,421	USD	11,229	Citibank N.A. London	2/22/2016	—	(51)	(51)
HUF	68,527,167	USD	233,456	HSBC Bank USA	1/22/2016	—	(580)	(580)
HUF	55,700,199	USD	189,741	HSBC Bank USA	2/22/2016	—	(463)	(463)
IDR	1,362,927,000	USD	93,660	Citibank N.A. London	12/15/2015	4,587	—	4,587
IDR	931,097,000	USD	61,646	Standard Chartered Bank	12/15/2015	5,473	—	5,473
IDR	1,595,684,000	USD	115,629	HSBC Bank USA	1/15/2016	—	(1,447)	(1,447)
IDR	887,217,000	USD	63,305	JPMorgan Chase Bank N.A. London	1/15/2016	182	—	182
IDR	8,548,565,000	USD	595,051	Standard Chartered Bank	1/15/2016	16,661	—	16,661
IDR	6,665,320,000	USD	473,557	State Street Bank London	1/15/2016	3,394	—	3,394
ILS	579,654	USD	149,923	Citibank N.A. London	2/22/2016	28	—	28
INR	3,366,000	USD	50,216	Bank of America, N.A.	12/3/2015	274	—	274
INR	14,515,000	USD	220,609	HSBC Bank USA	1/13/2016	—	(4,397)	(4,397)
INR	45,912,000	USD	696,692	HSBC Bank USA	1/22/2016	—	(13,847)	(13,847)
INR	5,850,000	USD	87,015	Deutsche Bank AG London	2/22/2016	—	(466)	(466)
INR	10,915,000	USD	162,692	JPMorgan Chase Bank N.A. London	2/22/2016	—	(1,208)	(1,208)
INR	124,301,000	USD	1,839,045	Standard Chartered Bank	2/22/2016	—	(50)	(50)
INR	3,697,000	USD	54,726	JPMorgan Chase Bank N.A. London	3/3/2016	—	(123)	(123)
JPY	13,857,000	USD	113,060	Bank of America, N.A.	2/22/2016	—	(236)	(236)
JPY	1,472,322,062	USD	12,033,283	Citibank N.A. London	2/22/2016	—	(45,697)	(45,697)
JPY	113,278,000	USD	927,216	Goldman Sachs International	2/22/2016	—	(4,911)	(4,911)
JPY	1,437,000	USD	11,695	JPMorgan Chase Bank N.A. London	2/22/2016	5	—	5
JPY	8,520,000	USD	69,276	Standard Chartered Bank	2/22/2016	93	—	93
MXN	1,639,850	USD	97,033	HSBC Bank USA	2/22/2016	1,360	—	1,360
MXN	3,251,000	USD	192,709	JPMorgan Chase Bank N.A. London	2/22/2016	2,356	—	2,356
MXN	10,702	USD	641	State Street Bank London	2/22/2016	2	—	2
MYR	114,000	USD	25,871	HSBC Bank USA	1/13/2016	793	—	793
MYR	249,000	USD	56,489	Standard Chartered Bank	1/13/2016	1,751	—	1,751
MYR	221,000	USD	51,045	State Street Bank London	1/13/2016	645	—	645
MYR	709,000	USD	161,983	Deutsche Bank AG London	2/22/2016	3,481	—	3,481
MYR	751,000	USD	171,086	JPMorgan Chase Bank N.A. London	2/22/2016	4,180	—	4,180
NZD	382,000	USD	245,717	Standard Chartered Bank	2/22/2016	4,367	—	4,367
PHP	11,316,000	USD	239,138	JPMorgan Chase Bank N.A. London	2/22/2016	—	(274)	(274)
PLN	9,000,498	USD	2,254,845	Bank of America, N.A.	2/22/2016	—	(31,306)	(31,306)
PLN	44,000	USD	10,917	JPMorgan Chase Bank N.A. London	2/22/2016	—	(47)	(47)
PLN	28,000	USD	7,009	State Street Bank London	2/22/2016	—	(92)	(92)
RUB	41,989,860	USD	622,274	State Street Bank London	2/19/2016	—	(3,323)	(3,323)
SEK	2,016,172	USD	232,452	Standard Chartered Bank	2/22/2016	—	(629)	(629)
THB	7,536,000	USD	207,830	Royal Bank of Scotland PLC	1/15/2016	2,135	—	2,135
THB	2,542,000	USD	70,816	State Street Bank London	1/15/2016	8	—	8
THB	1,118,000	USD	30,970	Westpac Banking Corporation	2/23/2016	149	—	149
TRY	1,210,277	USD	409,792	Credit Suisse International	2/22/2016	—	(3,992)	(3,992)
TRY	440,000	USD	148,646	JPMorgan Chase Bank N.A. London	2/22/2016	—	(1,116)	(1,116)
TRY	10,579	USD	3,586	Royal Bank of Scotland PLC	2/22/2016	—	(39)	(39)
USD	223,577	AUD	320,000	HSBC Bank USA	12/4/2015	—	(7,821)	(7,821)
USD	112,446	AUD	157,043	Bank of America, N.A.	2/22/2016	—	(656)	(656)
USD	103,681	AUD	146,000	Standard Chartered Bank	2/22/2016	—	(1,469)	(1,469)
USD	242,700	AUD	340,000	HSBC Bank USA	2/23/2016	—	(2,157)	(2,157)

71

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	1,067,211	BRL	4,129,239	Barclays Bank PLC Wholesale	12/2/2015	—	(53)	(53)
USD	786,612	BRL	3,036,616	Citibank N.A. London	12/2/2015	1,754	—	1,754
USD	120,143	BRL	480,000	Credit Suisse International	12/2/2015	—	(3,920)	(3,920)
USD	370,743	BRL	1,426,000	Deutsche Bank AG London	12/2/2015	2,173	—	2,173
USD	7,019,082	BRL	26,386,000	JPMorgan Chase Bank N.A. London	12/2/2015	199,236	—	199,236
USD	1,692,840	BRL	6,539,000	Morgan Stanley and Company International PLC	12/2/2015	2,740	—	2,740
USD	1,582,685	BRL	6,116,000	Royal Bank of Canada (UK)	12/2/2015	1,914	—	1,914
USD	202,566	BRL	780,000	Royal Bank of Scotland PLC	12/2/2015	964	—	964
USD	20,233	BRL	78,000	UBS AG London	12/2/2015	72	—	72
USD	116,807	BRL	463,000	Citibank N.A. London	3/2/2016	496	—	496
USD	255,778	BRL	999,000	Morgan Stanley and Company International PLC	3/2/2016	4,818	—	4,818
USD	341,984	CAD	456,258	Bank of America, N.A.	12/31/2015	336	—	336
USD	9,752	CAD	13,000	JPMorgan Chase Bank N.A. London	2/22/2016	18	—	18
USD	102,810	CAD	137,000	Royal Bank of Canada (UK)	2/22/2016	225	—	225
USD	353,985	CHF	353,190	UBS AG London	2/12/2016	9,118	—	9,118
USD	43,312	CNY	277,000	JPMorgan Chase Bank N.A. London	1/22/2016	159	—	159
USD	234,375	CNY	1,515,000	Standard Chartered Bank	2/22/2016	—	(1,191)	(1,191)
USD	213,447	CNY	1,400,000	Citibank N.A. London	8/15/2016	—	(2,516)	(2,516)
USD	166,426	CNY	1,100,000	HSBC Bank USA	8/15/2016	—	(3,260)	(3,260)
USD	1,575,833	CNY	10,579,000	JPMorgan Chase Bank N.A. London	8/15/2016	—	(56,074)	(56,074)
USD	74,215	CNY	487,000	Citibank N.A. London	8/31/2016	—	(861)	(861)
USD	74,668	CNY	495,000	HSBC Bank USA	8/31/2016	—	(1,642)	(1,642)
USD	106,751	COP	314,702,000	Credit Suisse International	1/22/2016	6,965	—	6,965
USD	105,859	COP	324,254,000	JPMorgan Chase Bank N.A. London	1/22/2016	3,045	—	3,045
USD	426,040	COP	1,267,469,000	Credit Suisse International	2/22/2016	25,876	—	25,876
USD	392,024	DKK	2,737,215	JPMorgan Chase Bank N.A. London	2/22/2016	3,071	—	3,071
USD	241,500	EUR	215,362	Bank of America, N.A.	12/15/2015	13,885	—	13,885
USD	261,021	EUR	236,000	Canadian Imperial Bank of Commerce	12/15/2015	11,594	—	11,594
USD	7,036,612	EUR	6,298,583	Citibank N.A. London	12/15/2015	379,677	—	379,677
USD	608,024	EUR	539,506	Goldman Sachs International	12/15/2015	37,824	—	37,824
USD	112,999	EUR	101,135	Morgan Stanley and Company International PLC	12/15/2015	6,110	—	6,110
USD	254,663	EUR	227,421	Royal Bank of Scotland PLC	12/15/2015	14,304	—	14,304
USD	493,355	EUR	435,000	JPMorgan Chase Bank N.A. London	1/21/2016	33,037	—	33,037
USD	185,529	EUR	173,000	Bank of America, N.A.	2/22/2016	2,294	—	2,294
USD	22,490	EUR	21,187	Citibank N.A. London	2/22/2016	49	—	49
USD	906,650	EUR	843,882	Credit Suisse International	2/22/2016	12,841	—	12,841
USD	834,651	EUR	778,492	HSBC Bank USA	2/22/2016	10,099	—	10,099
USD	356,252	EUR	336,000	JPMorgan Chase Bank N.A. London	2/22/2016	372	—	372
USD	10,302,422	EUR	9,537,700	Royal Bank of Canada (UK)	2/22/2016	200,440	—	200,440
USD	69,001	EUR	65,000	Societe Generale	2/22/2016	155	—	155
USD	4,513,359	GBP	2,947,500	Credit Suisse International	1/13/2016	73,346	—	73,346
USD	187,122	GBP	121,000	State Street Bank London	1/13/2016	4,852	—	4,852
USD	1,156,875	GBP	761,031	JPMorgan Chase Bank N.A. London	2/22/2016	10,489	—	10,489
USD	123,480	GBP	82,000	Standard Chartered Bank	2/22/2016	—	(41)	(41)
USD	58,673	GBP	39,000	State Street Bank London	2/22/2016	—	(75)	(75)
USD	626,224	HUF	176,670,174	Bank of America, N.A.	1/22/2016	25,845	—	25,845
USD	40,687	HUF	11,526,978	JPMorgan Chase Bank N.A. London	1/22/2016	1,515	—	1,515
USD	136,788	HUF	38,088,070	Morgan Stanley and Company International PLC	1/22/2016	7,353	—	7,353
USD	18,837	HUF	5,315,044	State Street Bank London	1/22/2016	775	—	775
USD	199,482	HUF	58,283,000	JPMorgan Chase Bank N.A. London	2/22/2016	1,428	—	1,428
USD	324,309	HUF	94,520,804	Morgan Stanley and Company International PLC	2/22/2016	3,113	—	3,113
USD	122,960	HUF	35,756,726	Societe Generale	2/22/2016	1,454	—	1,454
USD	19,488	IDR	266,598,000	HSBC Bank USA	12/15/2015	270	—	270

72

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	29,575	IDR	411,717,000	JPMorgan Chase Bank N.A. London	12/15/2015	—	(104)	(104)
USD	218,257	IDR	3,319,684,000	Deutsche Bank AG London	1/15/2016	—	(19,291)	(19,291)
USD	450,128	IDR	6,639,368,000	HSBC Bank USA	1/15/2016	—	(24,967)	(24,967)
USD	107,780	IDR	1,494,046,000	JPMorgan Chase Bank N.A. London	1/15/2016	870	—	870
USD	271,801	IDR	4,085,603,000	Standard Chartered Bank	1/15/2016	—	(20,554)	(20,554)
USD	74,237	ILS	289,176	Bank of America, N.A.	2/22/2016	—	(570)	(570)
USD	527,179	ILS	2,056,654	Credit Suisse International	2/22/2016	—	(4,857)	(4,857)
USD	50,548	INR	3,366,000	JPMorgan Chase Bank N.A. London	12/3/2015	58	—	58
USD	140,942	INR	9,534,000	JPMorgan Chase Bank N.A. London	2/22/2016	—	(111)	(111)
USD	948,050	KRW	1,098,885,000	HSBC Bank USA	2/22/2016	1,336	—	1,336
USD	1,004,706	KRW	1,169,448,000	Standard Chartered Bank	2/22/2016	—	(2,799)	(2,799)
USD	231,287	MXN	3,845,000	Deutsche Bank AG London	1/8/2016	—	(77)	(77)
USD	1,278,541	MXN	21,810,000	Morgan Stanley and Company International PLC	1/8/2016	—	(33,821)	(33,821)
USD	6,069,787	MXN	102,578,793	HSBC Bank USA	2/22/2016	—	(85,075)	(85,075)
USD	646,101	MXN	10,813,568	Royal Bank of Canada (UK)	2/22/2016	—	(2,728)	(2,728)
USD	61,345	MXN	1,028,317	State Street Bank London	2/22/2016	—	(356)	(356)
USD	137,073	MYR	584,000	JPMorgan Chase Bank N.A. London	1/13/2016	480	—	480
USD	685,922	MYR	2,947,000	JPMorgan Chase Bank N.A. London	2/22/2016	—	(1,838)	(1,838)
USD	56,387	NOK	490,591	Deutsche Bank AG London	2/22/2016	—	(13)	(13)
USD	83,371	PEN	275,000	Royal Bank of Scotland PLC	1/22/2016	2,500	—	2,500
USD	306,960	PEN	1,032,000	Credit Suisse International	2/22/2016	5,224	—	5,224
USD	36,248	PHP	1,716,000	Deutsche Bank AG London	2/22/2016	26	—	26
USD	111,431	PLN	443,007	Bank of America, N.A.	2/22/2016	1,988	—	1,988
USD	117,408	RON	459,000	Deutsche Bank AG London	1/22/2016	8,529	—	8,529
USD	20,047	RON	83,000	JPMorgan Chase Bank N.A. London	1/22/2016	359	—	359
USD	138,710	RON	574,103	Societe Generale	1/22/2016	2,528	—	2,528
USD	116,640	RON	483,507	Bank of America, N.A.	2/22/2016	1,937	—	1,937
USD	1,199,999	RON	4,994,157	Deutsche Bank AG London	2/22/2016	15,231	—	15,231
USD	548,725	SEK	4,756,617	Citibank N.A. London	2/22/2016	1,800	—	1,800
USD	1,497	SEK	13,000	State Street Bank London	2/22/2016	2	—	2
USD	95,682	SGD	136,490	Bank of America, N.A.	2/22/2016	—	(804)	(804)
USD	378,253	SGD	539,688	Standard Chartered Bank	2/22/2016	—	(3,256)	(3,256)
USD	129,907	THB	4,676,000	JPMorgan Chase Bank N.A. London	1/15/2016	—	(374)	(374)
USD	67,649	THB	2,448,000	State Street Bank London	1/15/2016	—	(557)	(557)
USD	569,818	THB	20,371,000	Standard Chartered Bank	2/23/2016	2,798	—	2,798
USD	86,399	TRY	252,474	Bank of America, N.A.	2/22/2016	1,746	—	1,746
USD	112,692	TRY	335,000	BNP Paribas SA	2/22/2016	368	—	368
USD	562,649	TWD	18,393,000	HSBC Bank USA	2/22/2016	—	(1,257)	(1,257)
USD	260,888	ZAR	3,570,000	Morgan Stanley and Company International PLC	12/4/2015	14,018	—	14,018
USD	488,906	ZAR	6,882,567	JPMorgan Chase Bank N.A. London	2/22/2016	19,767	—	19,767
USD	53,749	ZAR	785,720	Morgan Stanley and Company International PLC	2/22/2016	192	—	192
USD	79,260	ZAR	1,143,000	State Street Bank London	2/22/2016	1,349	—	1,349
ZAR	3,570,000	USD	248,294	Bank of America, N.A.	12/4/2015	—	(1,424)	(1,424)
ZAR	6,227,285	USD	431,160	Barclays Bank PLC Wholesale	2/22/2016	—	(6,687)	(6,687)
ZAR	357,715	USD	24,623	JPMorgan Chase Bank N.A. London	2/22/2016	—	(240)	(240)
ZAR	1,008,000	USD	69,117	State Street Bank London	2/22/2016	—	(409)	(409)
						$1,377,690	($514,963)	$862,727

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar

73

Currency abbreviations
CLP	Chilean Peso	PEN	Peruvian Nuevo Sol
CNY	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli New Shekels	TWD	Taiwan New Dollar
INR	Indian Rupee	USD	U.S. Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	Korean Won

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended November 30, 2015, the fund used interest rate swaps to manage duration of the fund. The following table summarizes the interest rate swap contracts held as of November 30, 2015.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank, N.A	350,000	MYR	$82,083	3 Month KLIBOR	Fixed 3.865%	Feb 2020	—	($363)	($363)
Citibank, N.A	5,000,000	THB	139,509	6 Month THB-THBFIX	Fixed 2.130%	Jun 2020	—	346	346
			$221,592				—	($17)	($17)

The following are abbreviations for the table above:
KLIBOR	Kuala Lumpur Interbank Offered Rate
THBFIX	Thai Baht Floating-Rate Fix

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended November 30, 2015, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of November 30, 2015 as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealzied appreciation (depreciation)	Market value
JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	$79,241	(1.000)%	Jun 2017	($353)	($751)	($1,104)

74

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealzied appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX.NA.HY.25	440,000	USD	440,000	(1.000)%	Dec 2020	(1,187)	(8,355)	(9,542)
	CDX.NA.HY.25	1,500,000	USD	1,500,000	(1.000)%	Dec 2020	(21,768)	(21,942)	(43,710)
	CDX.NA.HY.25	2,275,000	USD	2,275,000	(1.000)%	Dec 2020	(53,392)	(10,374)	(63,766)
				$4,294,241			($76,700)	($41,422)	($118,122)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended November 30, 2015 to take a long position in the exposure of the benchmark credit and as a substitute for securities purchased. The following table summarizes the credit default swap contracts the fund held as of November 30, 2015 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spreads at 11-30-15	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	2.92%	100,000	USD	$100,000	1.000%	Mar 2016	($748)	$358	($390)
JPMorgan Chase Bank, N.A.	Humana, Inc	0.13%	180,000	USD	180,000	4.000%	Dec 2018	680	4,412	5,092
Exchange Cleared Swaps
	iTraxx Europe Crossover	2.89%	2,800,000	EUR	2,958,338	1.000%	Dec 2020	238,889	73,972	312,861
					$3,238,338			$238,821	$78,742	$317,563

Direct placement securities. The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2015.

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 11-30-15
Dell, Inc.	11-20-07 to 3-15-13	$1,075,436	93,900	93,900	0.16%	$1,456,734

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

75

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	459Q1	11/15
This report is for the information of the shareholders of John Hancock Spectrum Income Fund.		1/16

John Hancock

Retirement Living Portfolios

Quarterly portfolio holdings 11/30/15

Portfolio's investmentsRetirement Living Portfolios

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.9%
Equity - 84.0%
Alpha Opportunities, Class NAV (Wellington)	208,950	$2,580,535
Blue Chip Growth, Class NAV (T. Rowe Price)	35,996	1,331,841
Capital Appreciation, Class NAV (Jennison)	62,753	1,222,427
Capital Appreciation Value, Class NAV (T.Rowe Price)	177,999	2,200,071
Disciplined Value, Class NAV (Boston Partners)	33,198	616,492
Emerging Markets, Class NAV (DFA)	201,320	1,741,419
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	73,082	642,392
Equity Income, Class NAV (T. Rowe Price)	75,814	1,438,195
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	40,246	580,744
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	75,942	1,054,830
Global Equity, Class NAV (JHAM) (A)(1)	67,752	714,107
Global Shareholder Yield, Class NAV (Epoch)	75,101	813,339
International Core, Class NAV (GMO)	20,372	614,629
International Growth Opportunities, Class NAV (Baillie Gifford)	35,879	452,079
International Growth Stock, Class NAV (Invesco)	38,425	491,455
International Small Cap, Class NAV (Franklin Templeton)	76,650	1,376,628
International Small Company, Class NAV (DFA)	137,807	1,382,203
International Value, Class NAV (Templeton)	68,583	989,650
International Value Equity, Class NAV (JHAM) (A)(1)	42,265	333,892
Mid Cap Stock, Class NAV (Wellington)	80,909	1,696,657
Mid Value, Class NAV (T. Rowe Price)	74,255	1,180,652
Small Cap Growth, Class NAV (Wellington)	41,449	392,526
Small Cap Value, Class NAV (Wellington)	18,367	375,964
Small Company Growth, Class NAV (Invesco)	17,571	353,700
Small Company Value, Class NAV (T. Rowe Price)	10,749	372,975
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,749,537	23,408,807
Strategic Growth, Class NAV (JHAM) (A)(1)	72,462	1,222,427
U.S. Equity, Class NAV (GMO)	80,524	971,124
Value, Class NAV (Invesco)	44,700	518,516
Value Equity, Class NAV (Barrow Hanley)	41,633	431,321
Fixed income - 4.2%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	12,467	125,045
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	3,124	28,526
Core Bond, Class NAV (Wells Capital)	1,517	19,692
Core High Yield, Class NAV (JHAM) (A)(2)	8,043	75,042
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	16,042	140,367
Floating Rate Income, Class NAV (WAMCO)	69,518	$579,783
Global Bond, Class NAV (PIMCO) (I)	4,827	56,577
Global Income, Class NAV (Stone Harbor)	18,131	162,272
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	13,957	121,568
High Yield, Class NAV (WAMCO)	9,271	72,223
Real Return Bond, Class NAV (PIMCO)	11,660	125,814
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	32,251	307,673
Spectrum Income, Class NAV (T. Rowe Price)	22,772	231,817
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	32,734	352,216
Total Return, Class NAV (PIMCO)	7,425	98,969
U.S. High Yield Bond, Class NAV (Wells Capital)	7,524	80,808
Alternative and specialty - 11.7%
Absolute Return Currency, Class NAV (First Quadrant)	86,501	746,507
Financial Industries, Class NAV (JHAM) (A)(1)	77,218	1,376,790
Global Absolute Return Strategies, Class NAV (Standard Life)	99,484	1,117,208
Global Real Estate, Class NAV (Standard Life) (I)	29,430	310,481
Health Sciences, Class NAV (T. Rowe Price)	33,932	610,779
Natural Resources, Class NAV (Jennison)	65,157	684,150
Real Estate Equity, Class NAV (T. Rowe Price)	24,888	309,860
Redwood, Class NAV (Boston Partners)	52,121	570,727
Science & Technology, Class NAV (T. Rowe Price/Allianz)	103,109	1,431,154
Total investments (Cost $62,112,760) - 99.9%		$61,237,645
Other assets and liabilities, net - 0.1%		34,689
TOTAL NET ASSETS - 100.0%		$61,272,334

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.7%
Alpha Opportunities, Class NAV (Wellington)	999,544	$12,344,368
Blue Chip Growth, Class NAV (T. Rowe Price)	172,166	6,370,137
Capital Appreciation, Class NAV (Jennison)	300,145	5,846,817
Capital Appreciation Value, Class NAV (T.Rowe Price)	851,387	10,523,141
Disciplined Value, Class NAV (Boston Partners)	158,802	2,948,951
Emerging Markets, Class NAV (DFA)	1,008,428	8,722,904
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	432,449	3,801,228
Equity Income, Class NAV (T. Rowe Price)	362,573	6,878,014
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	194,195	2,802,231
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	363,226	5,045,203
Global Equity, Class NAV (JHAM) (A)(1)	324,055	3,415,544
Global Shareholder Yield, Class NAV (Epoch)	353,251	3,825,706
International Core, Class NAV (GMO)	97,439	2,939,744
International Growth Opportunities, Class NAV (Baillie Gifford)	170,141	2,143,773
International Growth Stock, Class NAV (Invesco)	183,520	2,347,221
International Small Cap, Class NAV (Franklin Templeton)	365,798	6,569,724
International Small Company, Class NAV (DFA)	655,007	6,569,724
International Value, Class NAV (Templeton)	327,980	4,732,755
International Value Equity, Class NAV (JHAM) (A)(1)	202,151	1,596,989
Mid Cap Stock, Class NAV (Wellington)	386,799	8,111,173
Mid Value, Class NAV (T. Rowe Price)	354,350	5,634,162
Small Cap Growth, Class NAV (Wellington)	197,428	1,869,639
Small Cap Value, Class NAV (Wellington)	86,983	1,780,538
Small Company Growth, Class NAV (Invesco)	84,040	1,691,734
Small Company Value, Class NAV (T. Rowe Price)	51,312	1,780,538
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	8,367,960	111,963,296
Strategic Growth, Class NAV (JHAM) (A)(1)	346,581	5,846,817
U.S. Equity, Class NAV (GMO)	376,968	4,546,237
Value, Class NAV (Invesco)	213,689	2,478,794
Value Equity, Class NAV (Barrow Hanley)	199,130	2,062,988
Fixed income - 4.2%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	62,239	624,254
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	32,475	296,497
Core Bond, Class NAV (Wells Capital)	8,365	108,579
Core High Yield, Class NAV (JHAM) (A)(2)	39,113	364,929
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	75,837	663,572
Floating Rate Income, Class NAV (WAMCO)	327,943	$2,735,041
Global Bond, Class NAV (PIMCO) (I)	20,516	240,447
Global Income, Class NAV (Stone Harbor)	88,481	791,903
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	68,113	593,265
High Yield, Class NAV (WAMCO)	44,774	348,791
Real Return Bond, Class NAV (PIMCO)	54,856	591,892
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	151,985	1,449,938
Spectrum Income, Class NAV (T. Rowe Price)	107,461	1,093,956
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	154,400	1,661,349
Total Return, Class NAV (PIMCO)	33,421	445,507
U.S. High Yield Bond, Class NAV (Wells Capital)	36,498	391,985
Alternative and specialty - 12.1%
Absolute Return Currency, Class NAV (First Quadrant)	417,345	3,601,686
Financial Industries, Class NAV (JHAM) (A)(1)	368,698	6,573,882
Global Absolute Return Strategies, Class NAV (Standard Life)	478,767	5,376,550
Global Real Estate, Class NAV (Standard Life) (I)	140,760	1,485,019
Health Sciences, Class NAV (T. Rowe Price)	162,296	2,921,329
Natural Resources, Class NAV (Jennison)	336,216	3,530,264
Real Estate Equity, Class NAV (T. Rowe Price)	119,040	1,482,049
Redwood, Class NAV (Boston Partners)	249,293	2,729,762
Science & Technology, Class NAV (T. Rowe Price/Allianz)	571,155	7,927,625
Total investments (Cost $278,846,746) - 100.0%		$295,220,161
Other assets and liabilities, net - 0.0%		(2,232)
TOTAL NET ASSETS - 100.0%		$295,217,929

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.9%
Alpha Opportunities, Class NAV (Wellington)	2,683,904	$33,146,220
Blue Chip Growth, Class NAV (T. Rowe Price)	462,658	17,118,363
Capital Appreciation, Class NAV (Jennison)	806,573	15,712,052
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,291,727	28,325,750
Disciplined Value, Class NAV (Boston Partners)	426,746	7,924,665
Emerging Markets, Class NAV (DFA)	2,706,577	23,411,895
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	1,259,866	11,074,225
Equity Income, Class NAV (T. Rowe Price)	974,337	18,483,170
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	516,049	7,446,583
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	976,090	13,557,890
Global Equity, Class NAV (JHAM) (A)(1)	843,015	8,885,373
Global Shareholder Yield, Class NAV (Epoch)	937,439	10,152,462
International Core, Class NAV (GMO)	254,097	7,666,094
International Growth Opportunities, Class NAV (Baillie Gifford)	457,216	5,760,926
International Growth Stock, Class NAV (Invesco)	492,008	6,292,787
International Small Cap, Class NAV (Franklin Templeton)	958,288	17,210,856
International Small Company, Class NAV (DFA)	1,735,767	17,409,746
International Value, Class NAV (Templeton)	855,494	12,344,778
International Value Equity, Class NAV (JHAM) (A)(1)	527,045	4,163,659
Mid Cap Stock, Class NAV (Wellington)	1,015,030	21,285,170
Mid Value, Class NAV (T. Rowe Price)	952,238	15,140,588
Small Cap Growth, Class NAV (Wellington)	520,188	4,926,177
Small Cap Value, Class NAV (Wellington)	233,747	4,784,809
Small Company Growth, Class NAV (Invesco)	220,689	4,442,463
Small Company Value, Class NAV (T. Rowe Price)	137,891	4,784,809
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	22,487,077	300,877,090
Strategic Growth, Class NAV (JHAM) (A)(1)	931,361	15,712,052
U.S. Equity, Class NAV (GMO)	1,034,992	12,482,006
Value, Class NAV (Invesco)	562,330	6,523,030
Value Equity, Class NAV (Barrow Hanley)	535,119	5,543,834
Fixed income - 4.1%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	161,610	1,620,944
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	160,827	1,468,349
Core Bond, Class NAV (Wells Capital)	21,738	282,155
Core High Yield, Class NAV (JHAM) (A)(2)	98,662	920,518
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	196,565	1,719,946
Floating Rate Income, Class NAV (WAMCO)	851,917	$7,104,986
Global Bond, Class NAV (PIMCO) (I)	53,069	621,969
Global Income, Class NAV (Stone Harbor)	222,705	1,993,210
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	172,175	1,499,644
High Yield, Class NAV (WAMCO)	113,580	884,792
Real Return Bond, Class NAV (PIMCO)	142,439	1,536,912
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	395,176	3,769,976
Spectrum Income, Class NAV (T. Rowe Price)	279,027	2,840,494
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	401,021	4,314,987
Total Return, Class NAV (PIMCO)	86,847	1,157,676
U.S. High Yield Bond, Class NAV (Wells Capital)	92,473	993,157
Alternative and specialty - 12.0%
Absolute Return Currency, Class NAV (First Quadrant)	1,089,283	9,400,511
Financial Industries, Class NAV (JHAM) (A)(1)	990,795	17,665,882
Global Absolute Return Strategies, Class NAV (Standard Life)	1,253,679	14,078,813
Global Real Estate, Class NAV (Standard Life) (I)	375,213	3,958,494
Health Sciences, Class NAV (T. Rowe Price)	424,313	7,637,626
Natural Resources, Class NAV (Jennison)	991,923	10,415,192
Real Estate Equity, Class NAV (T. Rowe Price)	314,692	3,917,912
Redwood, Class NAV (Boston Partners)	653,410	7,154,836
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,479,594	20,536,767
Total investments (Cost $640,753,352) - 100.0%		$790,085,270
Other assets and liabilities, net - 0.0%		(2,316)
TOTAL NET ASSETS - 100.0%		$790,082,954

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.9%
Alpha Opportunities, Class NAV (Wellington)	2,806,215	$34,656,756
Blue Chip Growth, Class NAV (T. Rowe Price)	485,365	17,958,521
Capital Appreciation, Class NAV (Jennison)	846,160	16,483,189
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,394,891	29,600,859
Disciplined Value, Class NAV (Boston Partners)	446,422	8,290,061
Emerging Markets, Class NAV (DFA)	2,841,160	24,576,032
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	1,339,640	11,775,439
Equity Income, Class NAV (T. Rowe Price)	1,019,122	19,332,754
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	541,840	7,818,755
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,023,996	14,223,302
Global Equity, Class NAV (JHAM) (A)(1)	880,707	9,282,647
Global Shareholder Yield, Class NAV (Epoch)	986,882	10,687,936
International Core, Class NAV (GMO)	265,484	8,009,662
International Growth Opportunities, Class NAV (Baillie Gifford)	479,656	6,043,668
International Growth Stock, Class NAV (Invesco)	515,246	6,589,998
International Small Cap, Class NAV (Franklin Templeton)	1,003,716	18,026,745
International Small Company, Class NAV (DFA)	1,818,052	18,235,064
International Value, Class NAV (Templeton)	894,751	12,911,251
International Value Equity, Class NAV (JHAM) (A)(1)	551,497	4,356,823
Mid Cap Stock, Class NAV (Wellington)	1,064,073	22,313,611
Mid Value, Class NAV (T. Rowe Price)	999,026	15,884,516
Small Cap Growth, Class NAV (Wellington)	543,915	5,150,880
Small Cap Value, Class NAV (Wellington)	245,260	5,020,482
Small Company Growth, Class NAV (Invesco)	231,375	4,657,587
Small Company Value, Class NAV (T. Rowe Price)	144,682	5,020,482
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	23,590,728	315,643,940
Strategic Growth, Class NAV (JHAM) (A)(1)	977,071	16,483,189
U.S. Equity, Class NAV (GMO)	1,085,303	13,088,754
Value, Class NAV (Invesco)	583,590	6,769,646
Value Equity, Class NAV (Barrow Hanley)	559,996	5,801,558
Fixed income - 4.1%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	168,463	1,689,679
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	165,574	1,511,691
Core Bond, Class NAV (Wells Capital)	22,770	295,551
Core High Yield, Class NAV (JHAM) (A)(2)	102,630	957,538
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	205,804	1,800,787
Floating Rate Income, Class NAV (WAMCO)	892,069	$7,439,857
Global Bond, Class NAV (PIMCO) (I)	55,589	651,499
Global Income, Class NAV (Stone Harbor)	232,175	2,077,967
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	179,141	1,560,320
High Yield, Class NAV (WAMCO)	118,880	926,078
Real Return Bond, Class NAV (PIMCO)	149,201	1,609,884
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	413,766	3,947,324
Spectrum Income, Class NAV (T. Rowe Price)	292,194	2,974,537
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	420,826	4,528,088
Total Return, Class NAV (PIMCO)	90,971	1,212,642
U.S. High Yield Bond, Class NAV (Wells Capital)	97,056	1,042,387
Alternative and specialty - 12.0%
Absolute Return Currency, Class NAV (First Quadrant)	1,138,345	9,823,920
Financial Industries, Class NAV (JHAM) (A)(1)	1,039,470	18,533,749
Global Absolute Return Strategies, Class NAV (Standard Life)	1,309,498	14,705,660
Global Real Estate, Class NAV (Standard Life) (I)	392,982	4,145,960
Health Sciences, Class NAV (T. Rowe Price)	444,055	7,992,990
Natural Resources, Class NAV (Jennison)	1,039,638	10,916,196
Real Estate Equity, Class NAV (T. Rowe Price)	329,661	4,104,279
Redwood, Class NAV (Boston Partners)	690,514	7,561,132
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,552,996	21,555,583
Total investments (Cost $676,504,388) - 100.0%		$828,259,405
Other assets and liabilities, net - 0.0%		3,003
TOTAL NET ASSETS - 100.0%		$828,262,408

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.0%
Alpha Opportunities, Class NAV (Wellington)	3,664,558	$45,257,297
Blue Chip Growth, Class NAV (T. Rowe Price)	615,626	22,778,161
Capital Appreciation, Class NAV (Jennison)	1,073,261	20,907,124
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,056,512	37,778,491
Disciplined Value, Class NAV (Boston Partners)	567,787	10,543,803
Emerging Markets, Class NAV (DFA)	3,522,446	30,469,154
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	1,663,100	14,618,651
Equity Income, Class NAV (T. Rowe Price)	1,296,450	24,593,664
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	666,891	9,623,236
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,298,754	18,039,697
Global Equity, Class NAV (JHAM) (A)(1)	1,103,934	11,635,461
Global Shareholder Yield, Class NAV (Epoch)	1,263,231	13,680,787
International Core, Class NAV (GMO)	329,647	9,945,440
International Growth Opportunities, Class NAV (Baillie Gifford)	595,336	7,501,233
International Growth Stock, Class NAV (Invesco)	642,185	8,213,551
International Small Cap, Class NAV (Franklin Templeton)	1,263,152	22,686,201
International Small Company, Class NAV (DFA)	2,287,705	22,945,682
International Value, Class NAV (Templeton)	1,100,772	15,884,143
International Value Equity, Class NAV (JHAM) (A)(1)	683,596	5,400,406
Mid Cap Stock, Class NAV (Wellington)	1,318,612	27,651,286
Mid Value, Class NAV (T. Rowe Price)	1,256,680	19,981,217
Small Cap Growth, Class NAV (Wellington)	662,156	6,270,617
Small Cap Value, Class NAV (Wellington)	302,749	6,197,274
Small Company Growth, Class NAV (Invesco)	284,479	5,726,570
Small Company Value, Class NAV (T. Rowe Price)	178,596	6,197,274
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	29,762,571	398,223,207
Strategic Growth, Class NAV (JHAM) (A)(1)	1,239,308	20,907,124
U.S. Equity, Class NAV (GMO)	1,360,521	16,407,879
Value, Class NAV (Invesco)	728,999	8,456,394
Value Equity, Class NAV (Barrow Hanley)	711,997	7,376,284
Fixed income - 5.1%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	290,565	2,914,371
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	260,869	2,381,737
Core Bond, Class NAV (Wells Capital)	40,163	521,313
Core High Yield, Class NAV (JHAM) (A)(2)	153,519	1,432,335
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	324,446	2,838,903
Floating Rate Income, Class NAV (WAMCO)	1,333,949	$11,125,132
Global Bond, Class NAV (PIMCO) (I)	87,772	1,028,687
Global Income, Class NAV (Stone Harbor)	366,417	3,279,434
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	279,782	2,436,900
High Yield, Class NAV (WAMCO)	193,661	1,508,623
Real Return Bond, Class NAV (PIMCO)	221,530	2,390,309
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	649,389	6,195,168
Spectrum Income, Class NAV (T. Rowe Price)	457,858	4,660,993
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	658,804	7,088,731
Total Return, Class NAV (PIMCO)	165,655	2,208,177
U.S. High Yield Bond, Class NAV (Wells Capital)	156,555	1,681,402
Alternative and specialty - 11.9%
Absolute Return Currency, Class NAV (First Quadrant)	1,446,035	12,479,280
Financial Industries, Class NAV (JHAM) (A)(1)	1,312,917	23,409,315
Global Absolute Return Strategies, Class NAV (Standard Life)	1,646,525	18,490,478
Global Real Estate, Class NAV (Standard Life) (I)	503,481	5,311,728
Health Sciences, Class NAV (T. Rowe Price)	556,225	10,012,054
Natural Resources, Class NAV (Jennison)	1,310,689	13,762,232
Real Estate Equity, Class NAV (T. Rowe Price)	422,610	5,261,494
Redwood, Class NAV (Boston Partners)	856,390	9,377,469
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,967,616	27,310,512
Total investments (Cost $861,566,908) - 100.0%		$1,055,004,085
Other assets and liabilities, net - 0.0%		(6,380)
TOTAL NET ASSETS - 100.0%		$1,054,997,705

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 76.7%
Alpha Opportunities, Class NAV (Wellington)	4,622,198	$57,084,145
Blue Chip Growth, Class NAV (T. Rowe Price)	738,748	27,333,690
Capital Appreciation, Class NAV (Jennison)	1,287,908	25,088,446
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,490,137	43,138,096
Disciplined Value, Class NAV (Boston Partners)	682,733	12,678,344
Emerging Markets, Class NAV (DFA)	3,367,699	29,130,596
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	1,664,869	14,634,201
Equity Income, Class NAV (T. Rowe Price)	1,558,908	29,572,486
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	709,698	10,240,945
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,561,668	21,691,563
Global Equity, Class NAV (JHAM) (A)(1)	1,375,484	14,497,602
Global Shareholder Yield, Class NAV (Epoch)	1,543,198	16,712,838
International Core, Class NAV (GMO)	327,357	9,876,368
International Growth Opportunities, Class NAV (Baillie Gifford)	582,380	7,337,990
International Growth Stock, Class NAV (Invesco)	628,177	8,034,390
International Small Cap, Class NAV (Franklin Templeton)	1,349,895	24,244,106
International Small Company, Class NAV (DFA)	2,438,852	24,461,686
International Value, Class NAV (Templeton)	1,105,876	15,957,788
International Value Equity, Class NAV (JHAM) (A)(1)	674,610	5,329,419
Mid Cap Stock, Class NAV (Wellington)	1,483,079	31,100,174
Mid Value, Class NAV (T. Rowe Price)	1,373,496	21,838,580
Small Cap Growth, Class NAV (Wellington)	638,249	6,044,218
Small Cap Value, Class NAV (Wellington)	283,063	5,794,304
Small Company Growth, Class NAV (Invesco)	271,170	5,458,651
Small Company Value, Class NAV (T. Rowe Price)	166,983	5,794,304
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	33,332,287	445,986,006
Strategic Growth, Class NAV (JHAM) (A)(1)	1,487,163	25,088,446
U.S. Equity, Class NAV (GMO)	1,612,571	19,447,608
Value, Class NAV (Invesco)	823,145	9,548,482
Value Equity, Class NAV (Barrow Hanley)	856,184	8,870,069
Fixed income - 11.6%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	927,754	9,305,373
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	658,468	6,011,817
Core Bond, Class NAV (Wells Capital)	133,318	1,730,468
Core High Yield, Class NAV (JHAM) (A)(2)	444,891	4,150,837
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	893,700	7,819,877
Floating Rate Income, Class NAV (WAMCO)	3,437,141	$28,665,753
Global Bond, Class NAV (PIMCO) (I)	241,576	2,831,265
Global Income, Class NAV (Stone Harbor)	1,036,540	9,277,032
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	790,228	6,882,888
High Yield, Class NAV (WAMCO)	539,987	4,206,500
Real Return Bond, Class NAV (PIMCO)	591,457	6,381,821
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,775,721	16,940,383
Spectrum Income, Class NAV (T. Rowe Price)	1,251,573	12,741,018
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,797,981	19,346,280
Total Return, Class NAV (PIMCO)	533,479	7,111,279
U.S. High Yield Bond, Class NAV (Wells Capital)	433,548	4,656,300
Alternative and specialty - 11.7%
Absolute Return Currency, Class NAV (First Quadrant)	1,964,106	16,950,235
Financial Industries, Class NAV (JHAM) (A)(1)	1,480,506	26,397,419
Global Absolute Return Strategies, Class NAV (Standard Life)	2,235,065	25,099,783
Global Real Estate, Class NAV (Standard Life) (I)	608,619	6,420,935
Health Sciences, Class NAV (T. Rowe Price)	687,372	12,372,702
Natural Resources, Class NAV (Jennison)	1,443,170	15,153,290
Real Estate Equity, Class NAV (T. Rowe Price)	513,691	6,395,451
Redwood, Class NAV (Boston Partners)	910,472	9,969,664
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,262,797	31,407,629
Total investments (Cost $1,058,693,980) - 100.0%		$1,280,241,540
Other assets and liabilities, net - 0.0%		(33,056)
TOTAL NET ASSETS - 100.0%		$1,280,208,484

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 66.6%
Alpha Opportunities, Class NAV (Wellington)	3,077,428	$38,006,241
Blue Chip Growth, Class NAV (T. Rowe Price)	685,188	25,351,956
Capital Appreciation, Class NAV (Jennison)	1,194,529	23,269,423
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,511,080	55,756,947
Disciplined Value, Class NAV (Boston Partners)	633,230	11,759,085
Emerging Markets, Class NAV (DFA)	2,701,714	23,369,825
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	1,564,731	13,753,982
Equity Income, Class NAV (T. Rowe Price)	1,445,899	27,428,705
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	908,112	13,104,055
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,448,495	20,119,590
Global Equity, Class NAV (JHAM) (A)(1)	1,466,289	15,454,690
Global Shareholder Yield, Class NAV (Epoch)	1,993,364	21,588,127
International Core, Class NAV (GMO)	304,195	9,177,554
International Growth Opportunities, Class NAV (Baillie Gifford)	541,638	6,824,637
International Growth Stock, Class NAV (Invesco)	584,248	7,472,536
International Small Cap, Class NAV (Franklin Templeton)	1,260,194	22,633,093
International Small Company, Class NAV (DFA)	2,256,540	22,633,093
International Value, Class NAV (Templeton)	1,025,793	14,802,187
International Value Equity, Class NAV (JHAM) (A)(1)	622,567	4,918,276
Mid Cap Stock, Class NAV (Wellington)	1,377,935	28,895,307
Mid Value, Class NAV (T. Rowe Price)	1,279,936	20,350,983
Small Cap Growth, Class NAV (Wellington)	560,346	5,306,474
Small Cap Value, Class NAV (Wellington)	250,030	5,118,116
Small Company Growth, Class NAV (Invesco)	240,868	4,848,679
Small Company Value, Class NAV (T. Rowe Price)	147,496	5,118,116
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	32,636,977	436,682,747
Strategic Growth, Class NAV (JHAM) (A)(1)	1,379,337	23,269,423
U.S. Equity, Class NAV (GMO)	2,198,206	26,510,366
Value, Class NAV (Invesco)	761,717	8,835,918
Value Equity, Class NAV (Barrow Hanley)	794,016	8,226,008
Fixed income - 21.7%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	2,824,652	28,331,261
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,027,970	9,385,370
Core Bond, Class NAV (Wells Capital)	834,684	10,834,194
Core High Yield, Class NAV (JHAM) (A)(2)	710,893	6,632,630
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,487,961	13,019,662
Floating Rate Income, Class NAV (WAMCO)	6,498,245	$54,195,361
Global Bond, Class NAV (PIMCO) (I)	753,086	8,826,163
Global Income, Class NAV (Stone Harbor)	2,097,343	18,771,223
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,507,792	13,132,869
High Yield, Class NAV (WAMCO)	864,749	6,736,395
Real Return Bond, Class NAV (PIMCO)	1,102,473	11,895,689
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,599,259	34,336,929
Spectrum Income, Class NAV (T. Rowe Price)	2,554,869	26,008,567
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	3,691,308	39,718,475
Total Return, Class NAV (PIMCO)	1,597,369	21,292,935
U.S. High Yield Bond, Class NAV (Wells Capital)	703,024	7,550,475
Alternative and specialty - 11.7%
Absolute Return Currency, Class NAV (First Quadrant)	2,484,861	21,444,353
Financial Industries, Class NAV (JHAM) (A)(1)	1,498,926	26,725,850
Global Absolute Return Strategies, Class NAV (Standard Life)	2,810,708	31,564,253
Global Real Estate, Class NAV (Standard Life) (I)	818,756	8,637,873
Health Sciences, Class NAV (T. Rowe Price)	727,534	13,095,607
Natural Resources, Class NAV (Jennison)	1,486,117	15,604,226
Real Estate Equity, Class NAV (T. Rowe Price)	575,774	7,168,389
Redwood, Class NAV (Boston Partners)	1,119,343	12,256,800
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,200,668	30,545,275
Total investments (Cost $1,210,493,857) - 100.0%		$1,428,296,963
Other assets and liabilities, net - 0.0%		(74,081)
TOTAL NET ASSETS - 100.0%		$1,428,222,882

8SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 54.8%
Alpha Opportunities, Class NAV (Wellington)	1,060,798	$13,100,852
Blue Chip Growth, Class NAV (T. Rowe Price)	411,936	15,241,626
Capital Appreciation, Class NAV (Jennison)	718,123	13,989,046
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,477,210	42,978,311
Disciplined Value, Class NAV (Boston Partners)	379,938	7,055,444
Emerging Markets, Class NAV (DFA)	1,412,613	12,219,100
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	971,131	8,536,238
Equity Income, Class NAV (T. Rowe Price)	867,508	16,456,629
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	689,539	9,950,043
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	869,076	12,071,459
Global Equity, Class NAV (JHAM) (A)(1)	1,169,292	12,324,333
Global Shareholder Yield, Class NAV (Epoch)	1,549,612	16,782,300
International Core, Class NAV (GMO)	211,475	6,380,215
International Growth Opportunities, Class NAV (Baillie Gifford)	374,328	4,716,535
International Growth Stock, Class NAV (Invesco)	403,757	5,164,047
International Small Cap, Class NAV (Franklin Templeton)	790,044	14,189,182
International Small Company, Class NAV (DFA)	1,419,016	14,232,729
International Value, Class NAV (Templeton)	705,785	10,184,484
International Value Equity, Class NAV (JHAM) (A)(1)	440,508	3,480,013
Mid Cap Stock, Class NAV (Wellington)	858,892	18,010,967
Mid Value, Class NAV (T. Rowe Price)	784,707	12,476,839
Small Cap Growth, Class NAV (Wellington)	376,123	3,561,883
Small Cap Value, Class NAV (Wellington)	165,716	3,392,215
Small Company Growth, Class NAV (Invesco)	160,087	3,222,548
Small Company Value, Class NAV (T. Rowe Price)	97,758	3,392,215
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	21,648,671	289,659,215
Strategic Growth, Class NAV (JHAM) (A)(1)	829,226	13,989,046
U.S. Equity, Class NAV (GMO)	1,713,635	20,666,438
Value, Class NAV (Invesco)	467,476	5,422,719
Value Equity, Class NAV (Barrow Hanley)	476,477	4,936,305
Fixed income - 33.6%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	4,458,327	44,717,022
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,329,650	12,139,708
Core Bond, Class NAV (Wells Capital)	1,005,179	13,047,221
Core High Yield, Class NAV (JHAM) (A)(2)	806,702	7,526,528
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,352,242	11,832,120
Floating Rate Income, Class NAV (WAMCO)	7,272,862	$60,655,669
Global Bond, Class NAV (PIMCO) (I)	1,100,722	12,900,465
Global Income, Class NAV (Stone Harbor)	2,091,445	18,718,431
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,630,684	14,203,261
High Yield, Class NAV (WAMCO)	966,612	7,529,910
Real Return Bond, Class NAV (PIMCO)	1,143,584	12,339,267
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	4,381,050	41,795,221
Spectrum Income, Class NAV (T. Rowe Price)	3,081,519	31,369,860
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	4,476,856	48,170,966
Total Return, Class NAV (PIMCO)	2,515,298	33,528,916
U.S. High Yield Bond, Class NAV (Wells Capital)	782,676	8,405,943
Alternative and specialty - 11.6%
Absolute Return Currency, Class NAV (First Quadrant)	2,087,569	18,015,720
Financial Industries, Class NAV (JHAM) (A)(1)	1,051,406	18,746,574
Global Absolute Return Strategies, Class NAV (Standard Life)	2,395,765	26,904,439
Global Real Estate, Class NAV (Standard Life) (I)	804,976	8,492,495
Health Sciences, Class NAV (T. Rowe Price)	537,724	9,679,030
Natural Resources, Class NAV (Jennison)	1,183,681	12,428,654
Real Estate Equity, Class NAV (T. Rowe Price)	454,752	5,661,663
Redwood, Class NAV (Boston Partners)	861,987	9,438,763
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,534,140	21,293,867
Total investments (Cost $980,081,446) - 100.0%		$1,127,324,689
Other assets and liabilities, net - 0.0%		(84,348)
TOTAL NET ASSETS - 100.0%		$1,127,240,341

SEE NOTES TO PORTFOLIO'S INVESTMENTS9

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 46.6%
Alpha Opportunities, Class NAV (Wellington)	141,530	$1,747,894
Blue Chip Growth, Class NAV (T. Rowe Price)	159,651	5,907,089
Capital Appreciation, Class NAV (Jennison)	278,412	5,423,464
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,789,606	22,119,527
Disciplined Value, Class NAV (Boston Partners)	147,638	2,741,646
Emerging Markets, Class NAV (DFA)	550,856	4,764,907
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	352,422	3,097,787
Equity Income, Class NAV (T. Rowe Price)	337,111	6,395,000
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	304,988	4,400,977
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	337,694	4,690,572
Global Equity, Class NAV (JHAM) (A)(1)	547,281	5,768,339
Global Shareholder Yield, Class NAV (Epoch)	797,938	8,641,671
International Core, Class NAV (GMO)	82,643	2,493,340
International Growth Opportunities, Class NAV (Baillie Gifford)	145,319	1,831,024
International Growth Stock, Class NAV (Invesco)	156,580	2,002,654
International Small Cap, Class NAV (Franklin Templeton)	311,084	5,587,067
International Small Company, Class NAV (DFA)	557,036	5,587,067
International Value, Class NAV (Templeton)	276,869	3,995,222
International Value Equity, Class NAV (JHAM) (A)(1)	171,131	1,351,935
Mid Cap Stock, Class NAV (Wellington)	327,129	6,859,900
Mid Value, Class NAV (T. Rowe Price)	305,769	4,861,721
Small Cap Growth, Class NAV (Wellington)	134,708	1,275,687
Small Cap Value, Class NAV (Wellington)	59,642	1,220,864
Small Company Growth, Class NAV (Invesco)	57,502	1,157,515
Small Company Value, Class NAV (T. Rowe Price)	35,183	1,220,864
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	8,713,064	116,580,790
Strategic Growth, Class NAV (JHAM) (A)(1)	321,645	5,426,148
U.S. Equity, Class NAV (GMO)	956,054	11,530,016
Value, Class NAV (Invesco)	180,174	2,090,024
Value Equity, Class NAV (Barrow Hanley)	185,131	1,917,957
Fixed income - 43.8%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	3,485,703	34,961,597
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	919,435	8,394,445
Core Bond, Class NAV (Wells Capital)	878,155	11,398,449
Core High Yield, Class NAV (JHAM) (A)(2)	424,943	3,964,722
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	765,613	6,699,116
Floating Rate Income, Class NAV (WAMCO)	4,370,577	$36,450,615
Global Bond, Class NAV (PIMCO) (I)	768,973	9,012,359
Global Income, Class NAV (Stone Harbor)	1,113,594	9,966,671
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	887,757	7,732,360
High Yield, Class NAV (WAMCO)	506,259	3,943,757
Real Return Bond, Class NAV (PIMCO)	640,138	6,907,084
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,425,032	23,134,806
Spectrum Income, Class NAV (T. Rowe Price)	1,711,905	17,427,188
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,480,674	26,692,049
Total Return, Class NAV (PIMCO)	1,963,486	26,173,273
U.S. High Yield Bond, Class NAV (Wells Capital)	416,552	4,473,769
Alternative and specialty - 9.6%
Absolute Return Currency, Class NAV (First Quadrant)	1,060,727	9,154,071
Financial Industries, Class NAV (JHAM) (A)(1)	259,872	4,633,522
Global Absolute Return Strategies, Class NAV (Standard Life)	1,222,917	13,733,353
Global Real Estate, Class NAV (Standard Life) (I)	323,063	3,408,312
Health Sciences, Class NAV (T. Rowe Price)	131,921	2,374,583
Natural Resources, Class NAV (Jennison)	543,307	5,704,723
Real Estate Equity, Class NAV (T. Rowe Price)	216,612	2,696,821
Redwood, Class NAV (Boston Partners)	394,919	4,324,367
Science & Technology, Class NAV (T. Rowe Price/Allianz)	442,885	6,147,241
Total investments (Cost $482,963,863) - 100.0%		$542,197,921
Other assets and liabilities, net - 0.0%		(39,877)
TOTAL NET ASSETS - 100.0%		$542,158,044

10SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.4%
Alpha Opportunities, Class NAV (Wellington)	104,953	$1,296,173
Blue Chip Growth, Class NAV (T. Rowe Price)	78,114	2,890,225
Capital Appreciation, Class NAV (Jennison)	136,337	2,655,844
Capital Appreciation Value, Class NAV (T.Rowe Price)	896,649	11,082,582
Disciplined Value, Class NAV (Boston Partners)	72,415	1,344,747
Emerging Markets, Class NAV (DFA)	237,936	2,058,146
Emerging Markets Equity, Class NAV (JHAM) (A)(I)(1)	158,736	1,395,290
Equity Income, Class NAV (T. Rowe Price)	165,449	3,138,558
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	161,752	2,334,084
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	165,601	2,300,204
Global Equity, Class NAV (JHAM) (A)(1)	316,656	3,337,559
Global Shareholder Yield, Class NAV (Epoch)	434,694	4,707,733
International Core, Class NAV (GMO)	37,028	1,117,136
International Growth Opportunities, Class NAV (Baillie Gifford)	64,711	815,362
International Growth Stock, Class NAV (Invesco)	69,794	892,668
International Small Cap, Class NAV (Franklin Templeton)	143,331	2,574,218
International Small Company, Class NAV (DFA)	256,652	2,574,218
International Value, Class NAV (Templeton)	124,745	1,800,077
International Value Equity, Class NAV (JHAM) (A)(1)	76,716	606,055
Mid Cap Stock, Class NAV (Wellington)	151,485	3,176,633
Mid Value, Class NAV (T. Rowe Price)	138,892	2,208,386
Small Cap Growth, Class NAV (Wellington)	54,726	518,259
Small Cap Value, Class NAV (Wellington)	24,206	495,487
Small Company Growth, Class NAV (Invesco)	23,240	467,818
Small Company Value, Class NAV (T. Rowe Price)	14,270	495,160
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	4,151,387	55,545,557
Strategic Growth, Class NAV (JHAM) (A)(1)	157,361	2,654,684
U.S. Equity, Class NAV (GMO)	516,110	6,224,285
Value, Class NAV (Invesco)	83,769	971,723
Value Equity, Class NAV (Barrow Hanley)	90,781	940,494
Fixed income - 51.8%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	2,674,375	26,823,979
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	644,880	5,887,750
Core Bond, Class NAV (Wells Capital)	612,786	7,953,967
Core High Yield, Class NAV (JHAM) (A)(2)	246,570	2,300,494
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	497,215	4,350,631
Floating Rate Income, Class NAV (WAMCO)	2,849,654	$23,766,111
Global Bond, Class NAV (PIMCO) (I)	543,473	6,369,503
Global Income, Class NAV (Stone Harbor)	645,526	5,777,456
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	529,229	4,609,585
High Yield, Class NAV (WAMCO)	296,131	2,306,860
Real Return Bond, Class NAV (PIMCO)	391,913	4,228,738
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,448,357	13,817,327
Spectrum Income, Class NAV (T. Rowe Price)	1,029,084	10,476,076
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,488,697	16,018,379
Total Return, Class NAV (PIMCO)	1,502,988	20,034,830
U.S. High Yield Bond, Class NAV (Wells Capital)	244,823	2,629,396
Alternative and specialty - 7.8%
Absolute Return Currency, Class NAV (First Quadrant)	629,599	5,433,442
Financial Industries, Class NAV (JHAM) (A)(1)	33,849	603,532
Global Absolute Return Strategies, Class NAV (Standard Life)	715,988	8,040,547
Global Real Estate, Class NAV (Standard Life) (I)	152,456	1,608,407
Health Sciences, Class NAV (T. Rowe Price)	17,174	309,135
Natural Resources, Class NAV (Jennison)	264,607	2,778,371
Real Estate Equity, Class NAV (T. Rowe Price)	121,190	1,508,812
Redwood, Class NAV (Boston Partners)	241,356	2,642,853
Science & Technology, Class NAV (T. Rowe Price/Allianz)	65,585	910,320
Total investments (Cost $276,267,709) - 100.0%		$303,805,866
Other assets and liabilities, net - 0.0%		(12,824)
TOTAL NET ASSETS - 100.0%		$303,793,042

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIO'S INVESTMENTS11

Retirement Living Portfolios

Underlying Funds' Investment Managers

Allianz Life Insurance Company of New York	(Allianz)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners	(Boston Partners)
Declaration Management & Research, LLC	(Declaration)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investment Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

12SEE NOTES TO PORTFOLIO'S INVESTMENTS

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on November 30, 2015, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through 2055 Portfolio	$62,318,709	$505,330	($1,586,394)	($1,081,064)
Retirement Living through 2050 Portfolio	279,864,379	20,495,782	(5,140,000)	15,355,782
Retirement Living through 2045 Portfolio	650,728,686	146,561,521	(7,204,937)	139,356,584
Retirement Living through 2040 Portfolio	686,425,946	149,578,441	(7,744,982)	141,833,459
Retirement Living through 2035 Portfolio	874,292,680	191,343,492	(10,632,087)	180,711,405
Retirement Living through 2030 Portfolio	1,074,711,640	223,204,518	(17,674,618)	205,529,900
Retirement Living through 2025 Portfolio	1,228,651,422	225,520,250	(25,874,709)	199,645,541
Retirement Living through 2020 Portfolio	993,023,010	160,109,288	(25,807,609)	134,301,679
Retirement Living through 2015 Portfolio	488,913,506	66,575,379	(13,290,964)	53,284,415
Retirement Living through 2010 Portfolio	281,541,806	30,187,138	(7,923,078)	22,264,060

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through 2055
Absolute Return Currency	65,365	21,179	(43)	86,501	—	—	($41)	$746,507
Active Bond	10,264	3,839	(1,636)	12,467	$1,143	—	(310)	125,045
Alpha Opportunities	165,371	47,543	(3,964)	208,950	—	—	(6,845)	2,580,535
Asia Pacific Total Return Bond	3,124	—	—	3,124	—	—	—	28,526
Blue Chip Growth	29,121	6,967	(92)	35,996	—	—	(72)	1,331,841
Capital Appreciation	51,190	11,598	(35)	62,753	—	—	4	1,222,427
Capital Appreciation Value	140,989	37,010	—	177,999	—	—	—	2,200,071
Core Bond	1,237	483	(203)	1,517	97	—	(1)	19,692
Core High Yield	7,600	2,610	(2,167)	8,043	1,389	—	(1,740)	75,042
Disciplined Value	25,944	7,254	—	33,198	—	—	—	616,492
Emerging Markets	176,211	36,882	(11,773)	201,320	—	—	(29,770)	1,741,419
Emerging Markets Debt	13,021	5,128	(2,107)	16,042	2,281	—	(2,274)	140,367
Emerging Markets Equity	6,257	66,825	—	73,082	—	—	—	642,392
Equity Income	59,497	16,317	—	75,814	6,201	—	—	1,438,195
Financial Industries	60,737	16,481	—	77,218	—	—	—	1,376,790
Floating Rate Income	42,295	27,223	—	69,518	6,204	—	—	579,783
Fundamental Global Franchise	34,566	5,991	(311)	40,246	—	—	(64)	580,744

13

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Fundamental Large Cap Value	61,246	14,696	—	75,942	—	—	—	1,054,830
Global Absolute Return Strategies	67,492	31,992	—	99,484	—	—	—	1,117,208
Global Bond	3,906	1,585	(664)	4,827	—	—	15	56,577
Global Equity	49,449	18,303	—	67,752	—	—	—	714,107
Global Income	16,468	5,457	(3,794)	18,131	2,030	—	(2,224)	162,272
Global Real Estate (Deutsche)	26,816	2,064	(28,880)	—	—	—	(9,935)	—
Global Real Estate (Standard Life)	—	29,435	(5)	29,430	—	—	1	310,481
Global Shareholder Yield	58,077	17,024	—	75,101	5,686	—	—	813,339
Global Short Duration Credit	12,402	4,145	(2,590)	13,957	1,794	—	(1,411)	121,568
Health Sciences	24,096	9,836	—	33,932	—	—	—	610,779
High Yield	8,698	3,148	(2,575)	9,271	1,809	—	(1,908)	72,223
International Core	15,113	5,311	(52)	20,372	—	—	(280)	614,629
International Growth Opportunities	28,723	8,224	(1,068)	35,879	—	—	(1,979)	452,079
International Growth Stock	30,299	8,126	—	38,425	—	—	—	491,455
International Small Cap	59,319	17,337	(6)	76,650	—	—	(7)	1,376,628
International Small Company	108,569	29,238	—	137,807	—	—	—	1,382,203
International Value	51,098	17,637	(152)	68,583	—	—	(460)	989,650
International Value Equity	31,642	10,623	—	42,265	—	—	—	333,892
Mid Cap Stock	58,719	22,190	—	80,909	—	—	—	1,696,657
Mid Value	58,956	15,299	—	74,255	—	—	—	1,180,652
Natural Resources	54,775	10,382	—	65,157	—	—	—	684,150
Real Estate Equity	20,713	4,482	(307)	24,888	—	—	247	309,860
Real Return Bond	9,333	3,935	(1,608)	11,660	1,320	—	(578)	125,814
Redwood	40,599	11,522	—	52,121	—	—	—	570,727
Science & Technology	84,442	29,379	(10,712)	103,109	—	—	(14,723)	1,431,154
Short Duration Credit Opportunities	26,140	10,047	(3,936)	32,251	2,430	—	(1,385)	307,673
Small Cap Growth	29,979	11,470	—	41,449	—	—	—	392,526
Small Cap Value	14,941	3,477	(51)	18,367	—	—	15	375,964
Small Company Growth	13,482	4,089	—	17,571	—	—	—	353,700
Small Company Value	8,622	2,127	—	10,749	—	—	—	372,975
Spectrum Income	16,943	8,199	(2,370)	22,772	1,522	—	(1,008)	231,817
Strategic Equity Allocation	1,385,686	363,851	—	1,749,537	—	—	—	23,408,807
Strategic Growth	59,178	13,324	(40)	72,462	—	—	(17)	1,222,427
Strategic Income Opportunities	25,110	11,057	(3,433)	32,734	2,303	—	(530)	352,216
Total Return	6,004	2,384	(963)	7,425	2,313	—	(254)	98,969
U.S. Equity	65,422	15,102	—	80,524	—	—	—	971,124
U.S. High Yield Bond	6,759	2,303	(1,538)	7,524	1,450	—	(1,044)	80,808
Value	32,639	12,061	—	44,700	—	—	—	518,516
Value Equity	32,684	8,949	—	41,633	—	—	—	431,321
					$39,972	—	($78,578)	$61,237,645
Retirement Living through 2050
Absolute Return Currency	411,560	55,851	(50,066)	417,345	—	—	($39,264)	$3,601,686
Active Bond	66,365	10,419	(14,545)	62,239	$6,562	—	(1,822)	624,254
Alpha Opportunities	955,163	45,537	(1,156)	999,544	—	—	(1,491)	12,344,368
Asia Total Return Bond	32,475	—	—	32,475	—	—	—	296,497
Blue Chip Growth	169,941	5,453	(3,228)	172,166	—	—	3,331	6,370,137
Capital Appreciation	302,247	3,247	(5,349)	300,145	—	—	5,840	5,846,817
Capital Appreciation Value	826,821	29,983	(5,417)	851,387	—	—	(4,151)	10,523,141
Core Bond	8,487	1,563	(1,685)	8,365	613	—	(60)	108,579
Core High Yield	46,608	4,405	(11,900)	39,113	7,236	—	(18,468)	364,929
Disciplined Value	150,956	8,860	(1,014)	158,802	—	—	(805)	2,948,951
Emerging Markets	1,297,965	—	(289,537)	1,008,428	—	—	(569,129)	8,722,904

14

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Emerging Markets Debt	76,487	11,423	(12,073)	75,837	12,634	—	(19,953)	663,572
Emerging Markets Equity	43,396	389,053	—	432,449	—	—	—	3,801,228
Equity Income	344,702	24,163	(6,292)	362,573	34,168	—	(15,611)	6,878,014
Financial Industries	357,317	17,286	(5,905)	368,698	—	—	2,625	6,573,882
Floating Rate Income	266,788	70,355	(9,200)	327,943	32,997	—	(9,401)	2,735,041
Fundamental Global Franchise	204,957	3,601	(14,363)	194,195	—	—	5,660	2,802,231
Fundamental Large Cap Value	355,567	14,994	(7,335)	363,226	—	—	(3,093)	5,045,203
Global Absolute Return Strategies	414,409	74,809	(10,451)	478,767	—	—	1,240	5,376,550
Global Bond	21,790	3,473	(4,747)	20,516	—	—	(1,109)	240,447
Global Equity	286,344	37,764	(53)	324,055	—	—	(69)	3,415,544
Global Income	101,567	8,376	(21,462)	88,481	9,730	—	(27,196)	791,903
Global Real Estate (Deutsche)	153,953	7,057	(161,010)	—	—	—	48,297	—
Global Real Estate (Standard Life)	—	141,420	(660)	140,760	—	—	(113)	1,485,019
Global Shareholder Yield	335,447	25,340	(7,536)	353,251	30,916	—	(11,730)	3,825,706
Global Short Duration Credit	76,174	6,870	(14,931)	68,113	9,349	—	(20,196)	593,265
Health Sciences	157,736	12,354	(7,794)	162,296	—	—	(552)	2,921,329
High Yield	52,600	5,495	(13,321)	44,774	9,652	—	(19,730)	348,791
International Core	87,207	10,873	(641)	97,439	—	—	(3,977)	2,939,744
International Growth Opportunities	165,049	14,894	(9,802)	170,141	—	—	(18,237)	2,143,773
International Growth Stock	175,029	11,071	(2,580)	183,520	—	—	(4,261)	2,347,221
International Small Cap	358,748	16,341	(9,291)	365,798	—	—	(12,953)	6,569,724
International Small Company	655,857	26,136	(26,986)	655,007	—	—	(23,114)	6,569,724
International Value	310,458	19,582	(2,060)	327,980	—	—	(7,738)	4,732,755
International Value Equity	182,981	19,649	(479)	202,151	—	—	(931)	1,596,989
Mid Cap Stock	337,423	54,746	(5,370)	386,799	—	—	(8,161)	8,111,173
Mid Value	347,965	9,653	(3,268)	354,350	—	—	(7,580)	5,634,162
Natural Resources	336,216	—	—	336,216	—	—	—	3,530,264
Real Estate Equity	117,831	11,062	(9,853)	119,040	—	—	8,780	1,482,049
Real Return Bond	53,185	11,898	(10,227)	54,856	7,140	—	(9,411)	591,892
Redwood	244,676	8,325	(3,708)	249,293	—	—	(2,557)	2,729,762
Science & Technology	580,500	8,645	(17,990)	571,155	—	—	828	7,927,625
Short Duration Credit Opportunities	150,598	28,680	(27,293)	151,985	12,455	—	(21,150)	1,449,938
Small Cap Growth	176,436	24,677	(3,685)	197,428	—	—	(6,122)	1,869,639
Small Cap Value	89,014	1,429	(3,460)	86,983	—	—	1,881	1,780,538
Small Company Growth	78,897	6,777	(1,634)	84,040	—	—	(1,722)	1,691,734
Small Company Value	51,041	1,166	(895)	51,312	—	—	(2,396)	1,780,538
Spectrum Income	104,298	19,787	(16,624)	107,461	7,944	—	(17,595)	1,093,956
Strategic Equity Allocation	8,131,749	239,733	(3,522)	8,367,960	—	—	(2,400)	111,963,296
Strategic Growth	346,089	4,731	(4,239)	346,581	—	—	2,488	5,846,817
Strategic Income Opportunities	153,197	26,710	(25,507)	154,400	11,972	—	(6,995)	1,661,349
Total Return	35,002	5,942	(7,523)	33,421	11,988	—	(3,342)	445,507
U.S. Equity	375,771	9,866	(8,669)	376,968	—	—	(14,787)	4,546,237
U.S. High Yield Bond	41,121	4,113	(8,736)	36,498	7,751	—	(13,730)	391,985
Value	190,754	25,055	(2,120)	213,689	—	—	(2,691)	2,478,794
Value Equity	189,428	10,483	(781)	199,130	—	—	342	2,062,988
					$213,107	—	($874,481)	$295,220,161
Retirement Living through 2045
Absolute Return Currency	1,060,865	155,624	(127,206)	1,089,283	—	—	($60,993)	$9,400,511
Active Bond	158,706	25,241	(22,337)	161,610	$15,954	—	(2,656)	1,620,944
Alpha Opportunities	2,642,677	41,227	—	2,683,904	—	—	—	33,146,220
Asia Total Return Bond	160,827	—	—	160,827	—	—	—	1,468,349
Blue Chip Growth	472,759	—	(10,101)	462,658	—	—	199,219	17,118,363

15

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Capital Appreciation	838,955	—	(32,382)	806,573	—	—	310,882	15,712,052
Capital Appreciation Value	2,291,819	5,727	(5,819)	2,291,727	—	—	2,502	28,325,750
Core Bond	21,484	3,332	(3,078)	21,738	1,489	—	(115)	282,155
Core High Yield	112,872	12,705	(26,915)	98,662	18,030	—	(41,062)	920,518
Disciplined Value	420,843	9,981	(4,078)	426,746	—	—	(1,069)	7,924,665
Emerging Markets	3,713,536	—	(1,006,959)	2,706,577	—	—	(1,341,681)	23,411,895
Emerging Markets Debt	193,376	25,549	(22,360)	196,565	32,136	—	(36,073)	1,719,946
Emerging Markets Equity	187,497	1,072,369	—	1,259,866	—	—	—	11,074,225
Equity Income	954,668	39,260	(19,591)	974,337	93,365	—	(50,633)	18,483,170
Financial Industries	998,321	18,967	(26,493)	990,795	—	—	11,491	17,665,882
Floating Rate Income	773,917	115,360	(37,360)	851,917	87,739	—	(32,124)	7,104,986
Fundamental Global Franchise	555,834	5,267	(45,052)	516,049	—	—	51,481	7,446,583
Fundamental Large Cap Value	983,757	25,652	(33,319)	976,090	—	—	5,789	13,557,890
Global Absolute Return Strategies	1,246,401	106,523	(99,245)	1,253,679	—	—	(29,700)	14,078,813
Global Bond	52,044	8,308	(7,283)	53,069	—	—	(90)	621,969
Global Equity	792,237	50,778	—	843,015	—	—	—	8,885,373
Global Income	244,564	23,047	(44,906)	222,705	23,865	—	(47,934)	1,993,210
Global Real Estate (Deutsche)	424,950	11,948	(436,898)	—	—	—	965,859	—
Global Real Estate (Standard Life)	—	385,271	(10,058)	375,213	—	—	1,380	3,958,494
Global Shareholder Yield	936,343	13,706	(12,610)	937,439	84,861	—	(10,430)	10,152,462
Global Short Duration Credit	184,094	19,606	(31,525)	172,175	23,300	—	(41,508)	1,499,644
Health Sciences	423,424	889	—	424,313	—	—	—	7,637,626
High Yield	129,470	16,167	(32,057)	113,580	24,224	—	(1,629)	884,792
International Core	241,277	12,820	—	254,097	—	—	—	7,666,094
International Growth Opportunities	456,645	18,407	(17,836)	457,216	—	—	(27,078)	5,760,926
International Growth Stock	484,256	12,282	(4,530)	492,008	—	—	(1,314)	6,292,787
International Small Cap	976,906	—	(18,618)	958,288	—	—	(15,583)	17,210,856
International Small Company	1,785,371	—	(49,604)	1,735,767	—	—	(24,009)	17,409,746
International Value	860,248	12,418	(17,172)	855,494	—	—	(19,789)	12,344,778
International Value Equity	506,258	20,787	—	527,045	—	—	—	4,163,659
Mid Cap Stock	917,790	97,240	—	1,015,030	—	—	—	21,285,170
Mid Value	963,862	2,779	(14,403)	952,238	—	—	(6,290)	15,140,588
Natural Resources	991,923	—	—	991,923	—	—	—	10,415,192
Real Estate Equity	326,006	13,124	(24,438)	314,692	—	—	13,684	3,917,912
Real Return Bond	136,037	22,929	(16,527)	142,439	17,404	—	(11,893)	1,536,912
Redwood	658,375	—	(4,965)	653,410	—	—	(2,977)	7,154,836
Science & Technology	1,564,122	—	(84,528)	1,479,594	—	—	174,752	20,536,767
Short Duration Credit Opportunities	382,989	56,239	(44,052)	395,176	31,384	—	(30,473)	3,769,976
Small Cap Growth	485,688	34,500	—	520,188	—	—	—	4,926,177
Small Cap Value	245,555	—	(11,808)	233,747	—	—	9,797	4,784,809
Small Company Growth	218,847	2,690	(848)	220,689	—	—	(76)	4,442,463
Small Company Value	141,706	—	(3,815)	137,891	—	—	(3,022)	4,784,809
Spectrum Income	251,547	53,539	(26,059)	279,027	19,812	—	(13,737)	2,840,494
Strategic Equity Allocation	22,696,637	—	(209,560)	22,487,077	—	—	(61,215)	300,877,090
Strategic Growth	965,263	—	(33,902)	931,361	—	—	43,935	15,712,052
Strategic Income Opportunities	372,842	71,385	(43,206)	401,021	29,927	—	(7,783)	4,314,987
Total Return	83,705	14,656	(11,514)	86,847	29,237	—	(3,663)	1,157,676
U.S. Equity	1,047,382	18,102	(30,492)	1,034,992	—	—	(18,728)	12,482,006
U.S. High Yield Bond	100,872	11,338	(19,737)	92,473	19,489	—	(25,548)	993,157
Value	527,198	35,132	—	562,330	—	—	—	6,523,030
Value Equity	524,096	14,144	(3,121)	535,119	—	—	1,291	5,543,834
					$552,216	—	($178,813)	$790,085,270

16

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through 2040
Absolute Return Currency	1,112,934	127,335	(101,924)	1,138,345	—	—	($52,576)	$9,823,920
Active Bond	164,436	20,042	(16,015)	168,463	$16,874	—	(2,503)	1,689,679
Alpha Opportunities	2,771,062	35,153	—	2,806,215	—	—	—	34,656,756
Asia Total Return Bond	165,574	—	—	165,574	—	—	—	1,511,691
Blue Chip Growth	496,713	—	(11,348)	485,365	—	—	224,631	17,958,521
Capital Appreciation	882,509	—	(36,349)	846,160	—	—	346,665	16,483,189
Capital Appreciation Value	2,397,180	—	(2,289)	2,394,891	—	—	526	29,600,859
Core Bond	22,368	2,633	(2,231)	22,770	1,583	—	(69)	295,551
Core High Yield	117,516	8,450	(23,336)	102,630	18,915	—	(36,323)	957,538
Disciplined Value	441,970	6,268	(1,816)	446,422	—	—	(853)	8,290,061
Emerging Markets	3,850,988	—	(1,009,828)	2,841,160	—	—	(1,377,708)	24,576,032
Emerging Markets Debt	201,241	18,865	(14,302)	205,804	33,737	—	(24,242)	1,800,787
Emerging Markets Equity	229,221	1,110,419	—	1,339,640	—	—	—	11,775,439
Equity Income	1,001,865	33,801	(16,544)	1,019,122	97,286	—	(41,430)	19,332,754
Financial Industries	1,047,103	8,278	(15,911)	1,039,470	—	—	7,964	18,533,749
Floating Rate Income	813,911	118,484	(40,326)	892,069	92,199	—	(34,671)	7,439,857
Fundamental Global Franchise	584,719	1,477	(44,356)	541,840	—	—	48,583	7,818,755
Fundamental Large Cap Value	1,030,887	19,322	(26,213)	1,023,996	—	—	5,552	14,223,302
Global Absolute Return Strategies	1,321,685	106,199	(118,386)	1,309,498	—	—	(35,403)	14,705,660
Global Bond	54,185	6,613	(5,209)	55,589	—	—	(5)	651,499
Global Equity	832,735	47,972	—	880,707	—	—	—	9,282,647
Global Income	254,627	13,502	(35,954)	232,175	25,038	—	(39,385)	2,077,967
Global Real Estate (Deutsche)	442,309	14,515	(456,824)	—	—	—	1,018,500	—
Global Real Estate (Standard Life)	—	405,341	(12,359)	392,982	—	—	1,757	4,145,960
Global Shareholder Yield	992,960	8,644	(14,722)	986,882	89,466	—	(13,019)	10,687,936
Global Short Duration Credit	188,399	12,541	(21,799)	179,141	24,154	—	(29,615)	1,560,320
Health Sciences	437,659	6,396	—	444,055	—	—	—	7,992,990
High Yield	136,563	11,476	(29,159)	118,880	25,708	—	(2,011)	926,078
International Core	249,618	16,464	(598)	265,484	—	—	(1,495)	8,009,662
International Growth Opportunities	468,941	39,847	(29,132)	479,656	—	—	(57,306)	6,043,668
International Growth Stock	504,059	19,410	(8,223)	515,246	—	—	(4,403)	6,589,998
International Small Cap	1,029,272	—	(25,556)	1,003,716	—	—	(21,302)	18,026,745
International Small Company	1,889,286	—	(71,234)	1,818,052	—	—	(34,921)	18,235,064
International Value	904,182	11,801	(21,232)	894,751	—	—	(26,085)	12,911,251
International Value Equity	530,550	21,608	(661)	551,497	—	—	(884)	4,356,823
Mid Cap Stock	955,086	108,987	—	1,064,073	—	—	—	22,313,611
Mid Value	1,012,223	—	(13,197)	999,026	—	—	(6,310)	15,884,516
Natural Resources	1,039,638	—	—	1,039,638	—	—	—	10,916,196
Real Estate Equity	340,778	14,255	(25,372)	329,661	—	—	20,303	4,104,279
Real Return Bond	138,657	23,545	(13,001)	149,201	18,394	—	(9,960)	1,609,884
Redwood	690,514	—	—	690,514	—	—	—	7,561,132
Science & Technology	1,619,665	—	(66,669)	1,552,996	—	—	173,451	21,555,583
Short Duration Credit Opportunities	395,639	50,598	(32,471)	413,766	32,908	—	(23,750)	3,947,324
Small Cap Growth	509,684	34,231	—	543,915	—	—	—	5,150,880
Small Cap Value	257,585	—	(12,325)	245,260	—	—	9,952	5,020,482
Small Company Growth	229,257	2,118	—	231,375	—	—	—	4,657,587
Small Company Value	148,649	—	(3,967)	144,682	—	—	(5,119)	5,020,482
Spectrum Income	261,897	46,111	(15,814)	292,194	20,807	—	(9,078)	2,974,537
Strategic Equity Allocation	23,814,214	—	(223,486)	23,590,728	—	—	(41,815)	315,643,940
Strategic Growth	1,015,151	—	(38,080)	977,071	—	—	54,159	16,483,189
Strategic Income Opportunities	390,583	59,603	(29,360)	420,826	31,563	—	(6,517)	4,528,088

17

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Total Return	87,149	12,001	(8,179)	90,971	30,951	—	(3,819)	1,212,642
U.S. Equity	1,104,124	3,931	(22,752)	1,085,303	—	—	(13,214)	13,088,754
U.S. High Yield Bond	106,108	7,850	(16,902)	97,056	20,627	—	(23,038)	1,042,387
Value	552,205	31,385	—	583,590	—	—	—	6,769,646
Value Equity	547,761	12,235	—	559,996	—	—	—	5,801,558
					$580,210	—	($66,786)	$828,259,405
Retirement Living through 2035
Absolute Return Currency	1,458,740	147,056	(159,761)	1,446,035	—	—	($74,935)	$12,479,280
Active Bond	289,198	36,166	(34,799)	290,565	$28,890	—	(5,789)	2,914,371
Alpha Opportunities	3,635,608	48,978	(20,028)	3,664,558	—	—	(24,434)	45,257,297
Asia Total Return Bond	260,869	—	—	260,869	—	—	—	2,381,737
Blue Chip Growth	634,666	—	(19,040)	615,626	—	—	372,204	22,778,161
Capital Appreciation	1,126,785	—	(53,524)	1,073,261	—	—	507,506	20,907,124
Capital Appreciation Value	3,080,423	3,088	(26,999)	3,056,512	—	—	13,282	37,778,491
Core Bond	40,231	4,891	(4,959)	40,163	2,773	—	(239)	521,313
Core High Yield	181,421	12,638	(40,540)	153,519	28,488	—	(61,656)	1,432,335
Disciplined Value	565,041	5,023	(2,277)	567,787	—	—	(536)	10,543,803
Emerging Markets	4,712,949	—	(1,190,503)	3,522,446	—	—	(1,578,389)	30,469,154
Emerging Markets Debt	323,492	30,235	(29,281)	324,446	53,000	—	(47,143)	2,838,903
Emerging Markets Equity	421,641	1,241,459	—	1,663,100	—	—	—	14,618,651
Equity Income	1,285,279	38,490	(27,319)	1,296,450	124,349	—	(66,145)	24,593,664
Financial Industries	1,355,632	7,675	(50,390)	1,312,917	—	—	7,107	23,409,315
Floating Rate Income	1,268,483	144,728	(79,262)	1,333,949	140,746	—	(68,398)	11,125,132
Fundamental Global Franchise	729,969	487	(63,565)	666,891	—	—	67,300	9,623,236
Fundamental Large Cap Value	1,323,380	22,632	(47,258)	1,298,754	—	—	11,705	18,039,697
Global Absolute Return Strategies	1,714,747	89,442	(157,664)	1,646,525	—	—	(50,770)	18,490,478
Global Bond	87,239	10,877	(10,344)	87,772	—	—	(1,145)	1,028,687
Global Equity	1,068,942	34,992	—	1,103,934	—	—	—	11,635,461
Global Income	412,080	20,836	(66,499)	366,417	39,985	—	(74,431)	3,279,434
Global Real Estate (Deutsche)	573,729	15,002	(588,731)	—	—	—	1,338,001	—
Global Real Estate (Standard Life)	—	504,794	(1,313)	503,481	—	—	346	5,311,728
Global Shareholder Yield	1,277,801	11,124	(25,694)	1,263,231	115,130	—	(22,986)	13,680,787
Global Short Duration Credit	304,143	17,195	(41,556)	279,782	38,043	—	(54,674)	2,436,900
Health Sciences	556,055	6,167	(5,997)	556,225	—	—	51,957	10,012,054
High Yield	227,837	17,986	(52,162)	193,661	42,143	—	(12,565)	1,508,623
International Core	316,832	12,815	—	329,647	—	—	—	9,945,440
International Growth Opportunities	599,578	32,332	(36,574)	595,336	—	—	(72,610)	7,501,233
International Growth Stock	635,866	13,117	(6,798)	642,185	—	—	(2,985)	8,213,551
International Small Cap	1,296,671	—	(33,519)	1,263,152	—	—	(47,004)	22,686,201
International Small Company	2,378,152	—	(90,447)	2,287,705	—	—	(71,109)	22,945,682
International Value	1,136,793	—	(36,021)	1,100,772	—	—	(72,895)	15,884,143
International Value Equity	665,407	18,189	—	683,596	—	—	—	5,400,406
Mid Cap Stock	1,231,745	86,867	—	1,318,612	—	—	—	27,651,286
Mid Value	1,279,431	490	(23,241)	1,256,680	—	—	(10,493)	19,981,217
Natural Resources	1,310,689	—	—	1,310,689	—	—	—	13,762,232
Real Estate Equity	439,806	17,558	(34,754)	422,610	—	—	13,610	5,261,494
Real Return Bond	217,806	27,691	(23,967)	221,530	27,238	—	(20,725)	2,390,309
Redwood	878,089	—	(21,699)	856,390	—	—	(13,282)	9,377,469
Science & Technology	2,098,406	—	(130,790)	1,967,616	—	—	235,902	27,310,512
Short Duration Credit Opportunities	630,529	71,512	(52,652)	649,389	51,629	—	(41,353)	6,195,168
Small Cap Growth	633,270	28,886	—	662,156	—	—	—	6,270,617
Small Cap Value	323,951	—	(21,202)	302,749	—	—	10,559	6,197,274

18

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Small Company Growth	285,473	—	(994)	284,479	—	—	(104)	5,726,570
Small Company Value	186,406	—	(7,810)	178,596	—	—	(12,614)	6,197,274
Spectrum Income	419,283	73,810	(35,235)	457,858	32,518	—	(25,150)	4,660,993
Strategic Equity Allocation	30,269,939	—	(507,368)	29,762,571	—	—	(75,222)	398,223,207
Strategic Growth	1,295,353	—	(56,045)	1,239,308	—	—	78,038	20,907,124
Strategic Income Opportunities	620,747	98,076	(60,019)	658,804	49,069	—	(12,798)	7,088,731
Total Return	161,817	22,442	(18,604)	165,655	56,057	—	(6,703)	2,208,177
U.S. Equity	1,407,684	—	(47,163)	1,360,521	—	—	(30,356)	16,407,879
U.S. High Yield Bond	176,545	11,739	(31,729)	156,555	33,716	—	(41,659)	1,681,402
Value	706,952	22,047	—	728,999	—	—	—	8,456,394
Value Equity	703,177	9,760	(940)	711,997	—	—	267	7,376,284
					$863,774	—	$6,487	$1,055,004,085
Retirement Living through 2030
Absolute Return Currency	1,926,122	183,334	(145,350)	1,964,106	—	—	($71,028)	$16,950,235
Active Bond	902,829	96,753	(71,828)	927,754	$91,496	—	(15,254)	9,305,373
Alpha Opportunities	4,610,619	18,800	(7,221)	4,622,198	—	—	(8,809)	57,084,145
Asia Total Return Bond	658,468	—	—	658,468	—	—	—	6,011,817
Blue Chip Growth	753,464	—	(14,716)	738,748	—	—	296,720	27,333,690
Capital Appreciation	1,326,246	—	(38,338)	1,287,908	—	—	294,635	25,088,446
Capital Appreciation Value	3,463,281	36,684	(9,828)	3,490,137	—	—	4,226	43,138,096
Core Bond	130,570	13,551	(10,803)	133,318	9,125	—	(511)	1,730,468
Core High Yield	496,757	32,193	(84,059)	444,891	80,282	—	(127,833)	4,150,837
Disciplined Value	671,745	15,316	(4,328)	682,733	—	—	(1,564)	12,678,344
Emerging Markets	4,312,765	—	(945,066)	3,367,699	—	—	(1,104,333)	29,130,596
Emerging Markets Debt	871,233	64,601	(42,134)	893,700	144,677	—	(67,303)	7,819,877
Emerging Markets Equity	702,807	962,062	—	1,664,869	—	—	—	14,634,201
Equity Income	1,517,036	68,566	(26,694)	1,558,908	148,945	—	(62,728)	29,572,486
Financial Industries	1,512,569	9,809	(41,872)	1,480,506	—	—	14,669	26,397,419
Floating Rate Income	3,239,791	359,351	(162,001)	3,437,141	360,195	—	(137,681)	28,665,753
Fundamental Global Franchise	782,418	—	(72,720)	709,698	—	—	231,759	10,240,945
Fundamental Large Cap Value	1,564,810	45,018	(48,160)	1,561,668	—	—	18,690	21,691,563
Global Absolute Return Strategies	2,243,403	144,125	(152,463)	2,235,065	—	—	(46,052)	25,099,783
Global Bond	233,658	25,147	(17,229)	241,576	—	—	(3,174)	2,831,265
Global Equity	1,267,944	107,540	—	1,375,484	—	—	—	14,497,602
Global Income	1,114,167	50,992	(128,619)	1,036,540	112,235	—	(155,677)	9,277,032
Global Real Estate (Deutsche)	686,034	20,832	(706,866)	—	—	—	1,592,269	—
Global Real Estate (Standard Life)	—	608,619	—	608,619	—	—	—	6,420,935
Global Shareholder Yield	1,519,492	26,732	(3,026)	1,543,198	138,112	—	(2,148)	16,712,838
Global Short Duration Credit	834,205	39,386	(83,363)	790,228	106,613	—	(109,810)	6,882,888
Health Sciences	650,651	37,964	(1,243)	687,372	—	—	908	12,372,702
High Yield	597,002	45,485	(102,500)	539,987	110,994	—	(54,159)	4,206,500
International Core	309,556	17,801	—	327,357	—	—	—	9,876,368
International Growth Opportunities	584,842	37,644	(40,106)	582,380	—	—	(77,646)	7,337,990
International Growth Stock	625,744	12,283	(9,850)	628,177	—	—	(1,268)	8,034,390
International Small Cap	1,349,895	—	—	1,349,895	—	—	—	24,244,106
International Small Company	2,461,723	—	(22,871)	2,438,852	—	—	(12,270)	24,461,686
International Value	1,136,997	12,932	(44,053)	1,105,876	—	—	(50,420)	15,957,788
International Value Equity	657,530	17,080	—	674,610	—	—	—	5,329,419
Mid Cap Stock	1,312,305	170,774	—	1,483,079	—	—	—	31,100,174
Mid Value	1,410,714	—	(37,218)	1,373,496	—	—	(14,330)	21,838,580
Natural Resources	1,443,170	—	—	1,443,170	—	—	—	15,153,290
Real Estate Equity	525,125	22,117	(33,551)	513,691	—	—	18,643	6,395,451

19

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Real Return Bond	568,565	61,445	(38,553)	591,457	71,795	—	(35,691)	6,381,821
Redwood	922,916	—	(12,444)	910,472	—	—	(4,561)	9,969,664
Science & Technology	2,413,872	—	(151,075)	2,262,797	—	—	227,051	31,407,629
Short Duration Credit Opportunities	1,679,034	171,221	(74,534)	1,775,721	140,987	—	(60,373)	16,940,383
Small Cap Growth	592,155	46,094	—	638,249	—	—	—	6,044,218
Small Cap Value	300,946	—	(17,883)	283,063	—	—	12,562	5,794,304
Small Company Growth	265,624	5,546	—	271,170	—	—	—	5,458,651
Small Company Value	173,197	—	(6,214)	166,983	—	—	(4,059)	5,794,304
Spectrum Income	1,138,835	163,207	(50,469)	1,251,573	89,849	—	(37,783)	12,741,018
Strategic Equity Allocation	33,442,090	56,101	(165,904)	33,332,287	—	—	(56,566)	445,986,006
Strategic Growth	1,524,829	—	(37,666)	1,487,163	—	—	51,602	25,088,446
Strategic Income Opportunities	1,668,320	223,094	(93,433)	1,797,981	134,686	—	(25,159)	19,346,280
Total Return	509,517	61,471	(37,509)	533,479	178,712	—	(15,201)	7,111,279
U.S. Equity	1,689,606	—	(77,035)	1,612,571	—	—	(2,249)	19,447,608
U.S. High Yield Bond	460,931	29,109	(56,492)	433,548	88,492	—	(76,898)	4,656,300
Value	745,878	77,267	—	823,145	—	—	—	9,548,482
Value Equity	833,685	24,748	(2,249)	856,184	—	—	636	8,870,069
					$2,007,195	—	$321,832	$1,280,241,540
Retirement Living through 2025
Absolute Return Currency	2,518,890	106,718	(140,747)	2,484,861	—	—	($75,514)	$21,444,353
Active Bond	2,895,232	115,361	(185,941)	2,824,652	$287,029	—	(45,723)	28,331,261
Alpha Opportunities	3,020,247	71,354	(14,173)	3,077,428	—	—	(16,441)	38,006,241
Asia Total Return Bond	1,027,970	—	—	1,027,970	—	—	—	9,385,370
Blue Chip Growth	705,401	—	(20,213)	685,188	—	—	263,289	25,351,956
Capital Appreciation	1,233,414	—	(38,885)	1,194,529	—	—	95,006	23,269,423
Capital Appreciation Value	4,490,610	75,253	(54,783)	4,511,080	—	—	15,109	55,756,947
Core Bond	861,231	32,470	(59,017)	834,684	58,845	—	(2,895)	10,834,194
Core High Yield	831,999	13,949	(135,055)	710,893	132,868	—	(204,781)	6,632,630
Disciplined Value	633,933	6,942	(7,645)	633,230	—	—	(889)	11,759,085
Emerging Markets	3,427,503	—	(725,789)	2,701,714	—	—	(370,701)	23,369,825
Emerging Markets Debt	1,517,819	21,315	(51,173)	1,487,961	251,176	—	(80,049)	13,019,662
Emerging Markets Equity	814,404	750,327	—	1,564,731	—	—	—	13,753,982
Equity Income	1,443,771	34,877	(32,749)	1,445,899	138,898	—	(76,856)	27,428,705
Financial Industries	1,571,757	—	(72,831)	1,498,926	—	—	26,810	26,725,850
Floating Rate Income	6,352,001	361,203	(214,959)	6,498,245	705,083	—	(189,813)	54,195,361
Fundamental Global Franchise	989,705	3,010	(84,603)	908,112	—	—	131,674	13,104,055
Fundamental Large Cap Value	1,479,203	22,469	(53,177)	1,448,495	—	—	18,636	20,119,590
Global Absolute Return Strategies	2,901,640	74,711	(165,643)	2,810,708	—	—	(51,991)	31,564,253
Global Bond	760,179	33,415	(40,508)	753,086	—	—	(8,313)	8,826,163
Global Equity	1,384,579	81,710	—	1,466,289	—	—	—	15,454,690
Global Income	2,277,655	34,240	(214,552)	2,097,343	240,841	—	(257,861)	18,771,223
Global Real Estate (Deutsche)	912,975	42,414	(955,389)	—	—	—	2,607,746	—
Global Real Estate (Standard Life)	—	829,708	(10,952)	818,756	—	—	4,021	8,637,873
Global Shareholder Yield	1,987,496	17,302	(11,434)	1,993,364	179,073	—	(8,147)	21,588,127
Global Short Duration Credit	1,614,858	23,497	(130,563)	1,507,792	205,643	—	(170,525)	13,132,869
Health Sciences	688,785	38,749	—	727,534	—	—	—	13,095,607
High Yield	1,004,722	23,344	(163,317)	864,749	185,117	—	(88,878)	6,736,395
International Core	291,172	13,023	—	304,195	—	—	—	9,177,554
International Growth Opportunities	548,595	22,104	(29,061)	541,638	—	—	(50,946)	6,824,637
International Growth Stock	587,911	4,672	(8,335)	584,248	—	—	(1,795)	7,472,536
International Small Cap	1,276,122	—	(15,928)	1,260,194	—	—	(14,728)	22,633,093
International Small Company	2,336,799	—	(80,259)	2,256,540	—	—	(29,637)	22,633,093

20

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Value	1,069,561	—	(43,768)	1,025,793	—	—	(35,608)	14,802,187
International Value Equity	618,454	4,113	—	622,567	—	—	—	4,918,276
Mid Cap Stock	1,248,809	129,126	—	1,377,935	—	—	—	28,895,307
Mid Value	1,299,329	—	(19,393)	1,279,936	—	—	(6,869)	20,350,983
Natural Resources	1,486,117	—	—	1,486,117	—	—	—	15,604,226
Real Estate Equity	588,192	24,717	(37,135)	575,774	—	—	20,138	7,168,389
Real Return Bond	1,112,758	51,079	(61,364)	1,102,473	138,220	—	(53,726)	11,895,689
Redwood	1,149,916	—	(30,573)	1,119,343	—	—	(15,955)	12,256,800
Science & Technology	2,320,381	—	(119,713)	2,200,668	—	—	246,739	30,545,275
Short Duration Credit Opportunities	3,613,143	157,986	(171,870)	3,599,259	294,089	—	(130,809)	34,336,929
Small Cap Growth	522,814	37,532	—	560,346	—	—	—	5,306,474
Small Cap Value	267,979	—	(17,949)	250,030	—	—	13,005	5,118,116
Small Company Growth	234,472	6,396	—	240,868	—	—	—	4,848,679
Small Company Value	153,870	—	(6,374)	147,496	—	—	11,948	5,118,116
Spectrum Income	2,508,672	148,779	(102,582)	2,554,869	194,173	—	(86,555)	26,008,567
Strategic Equity Allocation	32,938,169	37,795	(338,987)	32,636,977	—	—	(40,096)	436,682,747
Strategic Growth	1,421,095	—	(41,758)	1,379,337	—	—	56,199	23,269,423
Strategic Income Opportunities	3,665,479	200,659	(174,830)	3,691,308	290,288	—	(47,046)	39,718,475
Total Return	1,608,338	84,840	(95,809)	1,597,369	554,014	—	(33,473)	21,292,935
U.S. Equity	2,251,015	18,561	(71,370)	2,198,206	—	—	(38,460)	26,510,366
U.S. High Yield Bond	779,411	13,632	(90,019)	703,024	148,319	—	(114,071)	7,550,475
Value	713,845	47,872	—	761,717	—	—	—	8,835,918
Value Equity	785,730	14,908	(6,622)	794,016	—	—	1,878	8,226,008
					$4,003,676	—	$1,163,047	$1,428,296,963
Retirement Living through 2020
Absolute Return Currency	2,114,929	67,782	(95,142)	2,087,569	—	—	($55,604)	$18,015,720
Active Bond	4,568,040	103,795	(213,508)	4,458,327	$458,640	—	(53,251)	44,717,022
Alpha Opportunities	1,065,118	18,721	(23,041)	1,060,798	—	—	(98)	13,100,852
Asia Total Return Bond	1,329,650	—	—	1,329,650	—	—	—	12,139,708
Blue Chip Growth	433,127	—	(21,191)	411,936	—	—	353,955	15,241,626
Capital Appreciation	755,690	—	(37,567)	718,123	—	—	162,125	13,989,046
Capital Appreciation Value	3,536,577	16,512	(75,879)	3,477,210	—	—	28,118	42,978,311
Core Bond	1,036,531	21,667	(53,019)	1,005,179	71,726	—	(3,709)	13,047,221
Core High Yield	919,712	15,693	(128,703)	806,702	149,327	—	(195,339)	7,526,528
Disciplined Value	389,617	350	(10,029)	379,938	—	—	3,064	7,055,444
Emerging Markets	1,691,061	—	(278,448)	1,412,613	—	—	429,677	12,219,100
Emerging Markets Debt	1,366,935	19,461	(34,154)	1,352,242	231,266	—	(51,784)	11,832,120
Emerging Markets Equity	689,010	282,121	—	971,131	—	—	—	8,536,238
Equity Income	888,222	13,959	(34,673)	867,508	84,747	—	(81,657)	16,456,629
Financial Industries	1,112,740	—	(61,334)	1,051,406	—	—	29,902	18,746,574
Floating Rate Income	7,244,603	259,587	(231,328)	7,272,862	798,140	—	(199,018)	60,655,669
Fundamental Global Franchise	757,587	—	(68,048)	689,539	—	—	228,201	9,950,043
Fundamental Large Cap Value	904,127	9,606	(44,657)	869,076	—	—	40,954	12,071,459
Global Absolute Return Strategies	2,514,806	90,914	(209,955)	2,395,765	—	—	(65,334)	26,904,439
Global Bond	1,117,034	30,716	(47,028)	1,100,722	—	—	(10,410)	12,900,465
Global Equity	1,107,687	61,605	—	1,169,292	—	—	—	12,324,333
Global Income	2,238,227	34,110	(180,892)	2,091,445	243,295	—	(212,241)	18,718,431
Global Real Estate (Deutsche)	922,920	23,752	(946,672)	—	—	—	3,453,755	—
Global Real Estate (Standard Life)	—	839,969	(34,993)	804,976	—	—	6,776	8,492,495
Global Shareholder Yield	1,554,643	15,852	(20,883)	1,549,612	140,280	—	(7,020)	16,782,300
Global Short Duration Credit	1,712,765	25,315	(107,396)	1,630,684	221,398	—	(140,291)	14,203,261
Health Sciences	510,547	40,362	(13,185)	537,724	—	—	(4,252)	9,679,030

21

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
High Yield	1,086,927	25,527	(145,842)	966,612	202,435	—	(61,992)	7,529,910
International Core	208,364	4,138	(1,027)	211,475	—	—	(260)	6,380,215
International Growth Opportunities	393,944	11,224	(30,840)	374,328	—	—	(58,397)	4,716,535
International Growth Stock	421,716	—	(17,959)	403,757	—	—	6,203	5,164,047
International Small Cap	805,215	—	(15,171)	790,044	—	—	(13,922)	14,189,182
International Small Company	1,470,072	—	(51,056)	1,419,016	—	—	(16,685)	14,232,729
International Value	772,291	689	(67,195)	705,785	—	—	(7,714)	10,184,484
International Value Equity	443,186	—	(2,678)	440,508	—	—	(1,307)	3,480,013
Mid Cap Stock	757,168	106,355	(4,631)	858,892	—	—	413	18,010,967
Mid Value	842,321	—	(57,614)	784,707	—	—	(18,677)	12,476,839
Natural Resources	1,183,681	—	—	1,183,681	—	—	—	12,428,654
Real Estate Equity	472,966	17,200	(35,414)	454,752	—	—	26,984	5,661,663
Real Return Bond	1,157,471	29,499	(43,386)	1,143,584	145,607	—	(34,857)	12,339,267
Redwood	889,789	—	(27,802)	861,987	—	—	(11,622)	9,438,763
Science & Technology	1,662,707	—	(128,567)	1,534,140	—	—	308,623	21,293,867
Short Duration Credit Opportunities	4,409,285	107,311	(135,546)	4,381,050	362,471	—	(102,625)	41,795,221
Small Cap Growth	350,732	26,421	(1,030)	376,123	—	—	(680)	3,561,883
Small Cap Value	181,407	—	(15,691)	165,716	—	—	9,643	3,392,215
Small Company Growth	158,354	4,522	(2,789)	160,087	—	—	(2,828)	3,222,548
Small Company Value	104,513	—	(6,755)	97,758	—	—	101,452	3,392,215
Spectrum Income	3,019,195	116,904	(54,580)	3,081,519	237,581	—	(43,777)	31,369,860
Strategic Equity Allocation	22,276,539	—	(627,868)	21,648,671	—	—	2,120,377	289,659,215
Strategic Growth	870,159	—	(40,933)	829,226	—	—	92,667	13,989,046
Strategic Income Opportunities	4,472,982	144,871	(140,997)	4,476,856	356,955	—	(37,787)	48,170,966
Total Return	2,529,390	91,903	(105,995)	2,515,298	882,387	—	(46,519)	33,528,916
U.S. Equity	1,780,086	13,460	(79,911)	1,713,635	—	—	5,817	20,666,438
U.S. High Yield Bond	842,512	14,875	(74,711)	782,676	161,844	—	(93,720)	8,405,943
Value	417,941	49,535	—	467,476	—	—	—	5,422,719
Value Equity	480,510	6,740	(10,773)	476,477	—	—	4,125	4,936,305
					$4,748,099	—	$5,779,454	$1,127,324,689
Retirement Living through 2015
Absolute Return Currency	1,122,147	—	(61,420)	1,060,727	—	—	($28,005)	$9,154,071
Active Bond	3,659,092	36,505	(209,894)	3,485,703	$365,779	—	(25,773)	34,961,597
Alpha Opportunities	157,648	—	(16,118)	141,530	—	—	70,264	1,747,894
Asia Total Return Bond	919,435	—	—	919,435	—	—	—	8,394,445
Blue Chip Growth	172,735	—	(13,084)	159,651	—	—	28,799	5,907,089
Capital Appreciation	296,300	3,026	(20,914)	278,412	—	—	29,238	5,423,464
Capital Appreciation Value	1,894,532	—	(104,926)	1,789,606	—	—	162,723	22,119,527
Core Bond	929,557	4,937	(56,339)	878,155	63,968	—	(4,216)	11,398,449
Core High Yield	498,702	8,392	(82,151)	424,943	79,919	—	(123,016)	3,964,722
Disciplined Value	152,838	2,362	(7,562)	147,638	—	—	4,165	2,741,646
Emerging Markets	597,238	—	(46,382)	550,856	—	—	148,960	4,764,907
Emerging Markets Debt	812,369	11,288	(58,044)	765,613	135,390	—	(80,866)	6,699,116
Emerging Markets Equity	306,773	45,649	—	352,422	—	—	—	3,097,787
Equity Income	337,435	21,067	(21,391)	337,111	33,676	—	8,262	6,395,000
Financial Industries	288,165	—	(28,293)	259,872	—	—	7,462	4,633,522
Floating Rate Income	4,482,654	111,039	(223,116)	4,370,577	488,781	—	(189,984)	36,450,615
Fundamental Global Franchise	349,670	—	(44,682)	304,988	—	—	172,818	4,400,977
Fundamental Large Cap Value	351,827	11,838	(25,971)	337,694	—	—	18,544	4,690,572
Global Absolute Return Strategies	1,297,717	46,997	(121,797)	1,222,917	—	—	(31,034)	13,733,353
Global Bond	808,835	—	(39,862)	768,973	—	—	(697)	9,012,359
Global Equity	445,310	101,971	—	547,281	—	—	—	5,768,339

22

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Income	1,243,815	18,620	(148,841)	1,113,594	129,786	—	(156,323)	9,966,671
Global Real Estate (Deutsche)	383,857	7,994	(391,851)	—	—	—	1,712,198	—
Global Real Estate (Standard Life)	—	344,631	(21,568)	323,063	—	—	4,226	3,408,312
Global Shareholder Yield	841,632	7,327	(51,021)	797,938	75,831	—	72,523	8,641,671
Global Short Duration Credit	959,070	14,014	(85,327)	887,757	122,616	—	(109,221)	7,732,360
Health Sciences	157,066	—	(25,145)	131,921	—	—	185,647	2,374,583
High Yield	590,505	13,770	(98,016)	506,259	109,200	—	37,448	3,943,757
International Core	83,319	189	(865)	82,643	—	—	274	2,493,340
International Growth Opportunities	158,928	—	(13,609)	145,319	—	—	(20,066)	1,831,024
International Growth Stock	169,520	—	(12,940)	156,580	—	—	32,453	2,002,654
International Small Cap	346,494	—	(35,410)	311,084	—	—	(29,969)	5,587,067
International Small Company	626,433	—	(69,397)	557,036	—	—	(22,265)	5,587,067
International Value	311,254	—	(34,385)	276,869	—	—	87,067	3,995,222
International Value Equity	177,579	—	(6,448)	171,131	—	—	1,763	1,351,935
Mid Cap Stock	303,903	23,226	—	327,129	—	—	—	6,859,900
Mid Value	332,723	—	(26,954)	305,769	—	—	5,364	4,861,721
Natural Resources	543,307	—	—	543,307	—	—	—	5,704,723
Real Estate Equity	232,171	7,480	(23,039)	216,612	—	—	96,506	2,696,821
Real Return Bond	664,125	7,749	(31,736)	640,138	83,141	—	(17,805)	6,907,084
Redwood	417,921	—	(23,002)	394,919	—	—	11,197	4,324,367
Science & Technology	512,917	—	(70,032)	442,885	—	—	(80,097)	6,147,241
Short Duration Credit Opportunities	2,457,944	55,983	(88,895)	2,425,032	204,313	—	(64,141)	23,134,806
Small Cap Growth	138,349	—	(3,641)	134,708	—	—	11,333	1,275,687
Small Cap Value	67,246	—	(7,604)	59,642	—	—	6,817	1,220,864
Small Company Growth	55,189	3,061	(748)	57,502	—	—	31	1,157,515
Small Company Value	38,504	—	(3,321)	35,183	—	—	60,207	1,220,864
Spectrum Income	1,672,792	68,350	(29,237)	1,711,905	132,965	—	(11,874)	17,427,188
Strategic Equity Allocation	9,125,032	33,746	(445,714)	8,713,064	—	—	1,397,830	116,580,790
Strategic Growth	341,894	1,997	(22,246)	321,645	—	—	25,487	5,426,148
Strategic Income Opportunities	2,489,448	79,475	(88,249)	2,480,674	201,255	—	(15,521)	26,692,049
Total Return	2,024,616	53,108	(114,238)	1,963,486	703,157	—	(46,929)	26,173,273
U.S. Equity	1,036,747	—	(80,693)	956,054	—	—	18,781	11,530,016
U.S. High Yield Bond	461,320	8,072	(52,840)	416,552	87,826	—	(25,146)	4,473,769
Value	172,899	7,275	—	180,174	—	—	—	2,090,024
Value Equity	187,881	5,610	(8,360)	185,131	—	—	3,096	1,917,957
					$3,017,603	—	$3,338,535	$542,197,921
Retirement Living through 2010
Absolute Return Currency	646,306	12,321	(29,028)	629,599	—	—	(14,746)	5,433,442
Active Bond	2,748,023	31,117	(104,765)	2,674,375	272,573	—	(6,030)	26,823,979
Alpha Opportunities	114,991	154	(10,192)	104,953	—	—	368	1,296,173
Asia Total Return Bond	644,880	—	—	644,880	—	—	—	5,887,750
Blue Chip Growth	86,023	648	(8,557)	78,114	—	—	100,539	2,890,225
Capital Appreciation	148,981	460	(13,104)	136,337	—	—	54,965	2,655,844
Capital Appreciation Value	966,148	—	(69,499)	896,649	—	—	145,636	11,082,582
Core Bond	638,855	5,075	(31,144)	612,786	43,673	—	(2,067)	7,953,967
Core High Yield	280,702	4,794	(38,926)	246,570	45,626	—	(58,400)	2,300,494
Disciplined Value	76,788	874	(5,247)	72,415	—	—	11,911	1,344,747
Emerging Markets	251,145	—	(13,209)	237,936	—	—	41,253	2,058,146
Emerging Markets Debt	514,681	7,275	(24,741)	497,215	90,072	—	(33,481)	4,350,631
Emerging Markets Equity	145,736	13,000	—	158,736	—	—	—	1,395,290
Equity Income	176,300	3,001	(13,852)	165,449	16,708	—	33,171	3,138,558
Financial Industries	36,831	—	(2,982)	33,849	—	—	1,412	603,532

23

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Floating Rate Income	3,021,711	47,149	(219,206)	2,849,654	325,750	—	(168,845)	23,766,111
Fundamental Global Franchise	186,979	742	(25,969)	161,752	—	—	98,786	2,334,084
Fundamental Large Cap Value	183,637	—	(18,036)	165,601	—	—	27,927	2,300,204
Global Absolute Return Strategies	797,409	37,665	(119,086)	715,988	—	—	(22,147)	8,040,547
Global Bond	562,855	1,960	(21,342)	543,473	—	—	(292)	6,369,503
Global Equity	256,397	70,026	(9,767)	316,656	—	—	2,655	3,337,559
Global Income	700,109	10,694	(65,277)	645,526	69,011	—	(64,119)	5,777,456
Global Real Estate (Deutsche)	183,970	3,854	(187,824)	—	—	—	869,987	—
Global Real Estate (Standard Life)	—	164,388	(11,932)	152,456	—	—	2,216	1,608,407
Global Shareholder Yield	454,505	5,749	(25,560)	434,694	41,111	—	32,618	4,707,733
Global Short Duration Credit	560,136	8,288	(39,195)	529,229	72,513	—	(49,372)	4,609,585
Health Sciences	21,690	4,302	(8,818)	17,174	—	—	36,676	309,135
High Yield	332,798	7,722	(44,389)	296,131	61,236	—	52,199	2,306,860
International Core	37,503	793	(1,268)	37,028	—	—	(289)	1,117,136
International Growth Opportunities	71,297	2,133	(8,719)	64,711	—	—	(14,520)	815,362
International Growth Stock	76,116	—	(6,322)	69,794	—	—	13,511	892,668
International Small Cap	159,608	—	(16,277)	143,331	—	—	(6,158)	2,574,218
International Small Company	292,885	—	(36,233)	256,652	—	—	7,324	2,574,218
International Value	133,981	—	(9,236)	124,745	—	—	25,610	1,800,077
International Value Equity	79,468	183	(2,935)	76,716	—	—	589	606,055
Mid Cap Stock	136,065	23,185	(7,765)	151,485	—	—	1,308	3,176,633
Mid Value	181,103	8,850	(51,061)	138,892	—	—	93,742	2,208,386
Natural Resources	264,607	—	—	264,607	—	—	—	2,778,371
Real Estate Equity	132,745	3,222	(14,777)	121,190	—	—	99,142	1,508,812
Real Return Bond	400,729	5,175	(13,991)	391,913	49,801	—	(9,913)	4,228,738
Redwood	256,426	—	(15,070)	241,356	—	—	10,037	2,642,853
Science & Technology	73,400	—	(7,815)	65,585	—	—	(2,525)	910,320
Short Duration Credit Opportunities	1,440,532	48,660	(40,835)	1,448,357	118,881	—	(19,957)	13,817,327
Small Cap Growth	55,092	2,898	(3,264)	54,726	—	—	2,778	518,259
Small Cap Value	27,460	—	(3,254)	24,206	—	—	1,838	495,487
Small Company Growth	19,119	5,588	(1,467)	23,240	—	—	42	467,818
Small Company Value	15,847	—	(1,577)	14,270	—	—	21,306	495,160
Spectrum Income	988,343	65,631	(24,890)	1,029,084	78,034	—	(1,103)	10,476,076
Strategic Equity Allocation	4,419,402	52,958	(320,973)	4,151,387	—	—	881,312	55,545,557
Strategic Growth	171,631	668	(14,938)	157,361	—	—	19,857	2,654,684
Strategic Income Opportunities	1,461,898	69,426	(42,627)	1,488,697	117,601	—	20,702	16,018,379
Total Return	1,512,107	40,638	(49,757)	1,502,988	521,130	—	(9,066)	20,034,830
U.S. Equity	562,939	342	(47,171)	516,110	—	—	52,565	6,224,285
U.S. High Yield Bond	260,397	4,545	(20,119)	244,823	49,454	—	(8,643)	2,629,396
Value	39,151	46,117	(1,499)	83,769	—	—	(201)	971,723
Value Equity	97,169	—	(6,388)	90,781	—	—	2,604	940,494
					$1,973,174	—	$2,274,712	$303,805,866

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

24

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LCQ1	11/15
This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.		1/16

John Hancock

Retirement Choices Portfolios

Quarterly portfolio holdings 11/30/15

Portfolio's investmentsRetirement Choices Portfolios

RETIREMENT CHOICES AT 2055 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.9%
EQUITY - 71.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	4,302,188	$57,563,279
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	74,011	713,465
UNAFFILIATED INVESTMENT COMPANIES - 28.1%
EXCHANGE-TRADED FUNDS - 28.1%
Financial Select Sector SPDR Fund	24,285	596,440
iShares iBoxx Investment Grade Corporate Bond ETF	3,517	407,655
iShares MSCI USA Minimum Volatility ETF	50,226	2,102,963
PowerShares Senior Loan Portfolio	70,587	1,601,619
SPDR Barclays High Yield Bond ETF	125,270	4,429,547
Vanguard Dividend Appreciation ETF	17,745	1,400,435
Vanguard Energy ETF	5,678	535,208
Vanguard FTSE Emerging Markets ETF	49,431	1,682,631
Vanguard Health Care ETF	5,312	700,175
Vanguard Information Technology ETF	10,503	1,173,920
Vanguard Intermediate-Term Corporate Bond ETF	20,579	1,753,125
Vanguard Materials ETF	1,784	177,312
Vanguard REIT ETF	6,571	521,672
Vanguard Total Bond Market ETF	69,909	5,683,602
Total investments (Cost $82,237,174) - 100.0%		$81,043,048
Other assets and liabilities, net - 0.0%		26,846
TOTAL NET ASSETS - 100.0%		$81,069,894

RETIREMENT CHOICES AT 2050 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.7%
EQUITY - 69.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	23,493,447	$314,342,327
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	408,559	3,938,510
UNAFFILIATED INVESTMENT COMPANIES - 29.3%
EXCHANGE-TRADED FUNDS - 29.3%
Financial Select Sector SPDR Fund	135,496	3,327,782
iShares iBoxx Investment Grade Corporate Bond ETF	19,417	2,250,624
iShares MSCI USA Minimum Volatility ETF	275,948	11,553,943
PowerShares Senior Loan Portfolio	391,500	8,883,135
SPDR Barclays High Yield Bond ETF	693,843	24,534,288
Vanguard Dividend Appreciation ETF	158,233	12,487,748
Vanguard Energy ETF	31,418	2,961,461
Vanguard FTSE Emerging Markets ETF	305,125	10,386,455
Vanguard Health Care ETF	29,916	3,943,228
Vanguard Information Technology ETF	58,932	6,586,830
Vanguard Intermediate-Term Corporate Bond ETF	113,607	9,678,180
Vanguard Materials ETF	10,104	1,004,237
Vanguard REIT ETF	36,458	2,894,401
Vanguard Total Bond Market ETF	385,923	31,375,540
Total investments (Cost $413,734,440) - 100.0%		$450,148,689
Other assets and liabilities, net - 0.0%		(28,378)
TOTAL NET ASSETS - 100.0%		$450,120,311

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2045 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.3%
EQUITY - 69.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	30,640,218	$409,966,118
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	401,104	3,866,647
UNAFFILIATED INVESTMENT COMPANIES - 29.8%
EXCHANGE-TRADED FUNDS - 29.8%
Financial Select Sector SPDR Fund	177,084	4,349,183
iShares iBoxx Investment Grade Corporate Bond ETF	38,194	4,427,067
iShares MSCI USA Minimum Volatility ETF	360,938	15,112,474
PowerShares Senior Loan Portfolio	510,404	11,581,067
SPDR Barclays High Yield Bond ETF	906,533	32,055,007
SPDR Barclays Short Term Corporate Bond ETF	96,400	2,946,948
Vanguard Dividend Appreciation ETF	213,278	16,831,900
Vanguard Energy ETF	40,856	3,851,087
Vanguard FTSE Emerging Markets ETF	423,699	14,422,714
Vanguard Health Care ETF	39,148	5,160,098
Vanguard Information Technology ETF	77,387	8,649,545
Vanguard Intermediate-Term Bond ETF	45,930	3,866,847
Vanguard Intermediate-Term Corporate Bond ETF	141,803	12,080,198
Vanguard Materials ETF	13,210	1,312,942
Vanguard REIT ETF	48,028	3,812,943
Vanguard Total Bond Market ETF	426,348	34,662,092
Total investments (Cost $527,921,761) - 100.1%		$588,954,877
Other assets and liabilities, net - (0.1%)		(557,106)
TOTAL NET ASSETS - 100.0%		$588,397,771

RETIREMENT CHOICES AT 2040 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 69.1%
EQUITY - 68.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	39,952,515	$534,564,655
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	456,026	4,396,094
UNAFFILIATED INVESTMENT COMPANIES - 31.0%
EXCHANGE-TRADED FUNDS - 31.0%
Financial Select Sector SPDR Fund	236,802	5,815,857
iShares iBoxx Investment Grade Corporate Bond ETF	54,497	6,316,747
iShares MSCI USA Minimum Volatility ETF	482,672	20,209,477
PowerShares Senior Loan Portfolio	688,980	15,632,956
SPDR Barclays High Yield Bond ETF	1,134,074	40,100,857
SPDR Barclays Short Term Corporate Bond ETF	329,020	10,058,141
Vanguard Dividend Appreciation ETF	257,095	20,289,937
Vanguard Energy ETF	54,937	5,178,362
Vanguard FTSE Emerging Markets ETF	581,191	19,783,742
Vanguard Health Care ETF	52,409	6,908,030
Vanguard Information Technology ETF	103,074	11,520,581
Vanguard Intermediate-Term Bond ETF	173,726	14,625,992
Vanguard Intermediate-Term Corporate Bond ETF	179,474	15,289,390
Vanguard Materials ETF	17,728	1,761,986
Vanguard REIT ETF	63,767	5,062,462
Vanguard Total Bond Market ETF	536,367	43,606,637
Total investments (Cost $699,508,329) - 100.1%		$781,121,903
Other assets and liabilities, net - (0.1%)		(810,390)
TOTAL NET ASSETS - 100.0%		$780,311,513

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2035 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 64.5%
EQUITY - 63.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	51,312,840	$686,565,806
FIXED INCOME - 1.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,181,276	11,387,497
UNAFFILIATED INVESTMENT COMPANIES - 35.5%
EXCHANGE-TRADED FUNDS - 35.5%
Financial Select Sector SPDR Fund	300,588	7,382,441
iShares iBoxx Investment Grade Corporate Bond ETF	94,661	10,972,157
iShares MSCI USA Minimum Volatility ETF	609,663	25,526,590
PowerShares Senior Loan Portfolio	1,000,095	22,692,156
SPDR Barclays High Yield Bond ETF	1,504,752	53,208,031
SPDR Barclays Short Term Corporate Bond ETF	1,090,811	33,346,092
Vanguard Dividend Appreciation ETF	301,130	23,765,180
Vanguard Energy ETF	69,626	6,562,947
Vanguard FTSE Emerging Markets ETF	790,869	26,921,181
Vanguard Health Care ETF	66,330	8,742,957
Vanguard Information Technology ETF	131,720	14,722,344
Vanguard Intermediate-Term Bond ETF	317,937	26,767,116
Vanguard Intermediate-Term Corporate Bond ETF	506,334	43,134,593
Vanguard Materials ETF	22,387	2,225,044
Vanguard REIT ETF	81,424	6,464,251
Vanguard Short-Term Corporate Bond ETF	36,080	2,869,803
Vanguard Total Bond Market ETF	836,808	68,032,490
Total investments (Cost $970,848,155) - 100.0%		$1,081,288,676
Other assets and liabilities, net - 0.0%		(112,795)
TOTAL NET ASSETS - 100.0%		$1,081,175,881

RETIREMENT CHOICES AT 2030 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 57.1%
EQUITY - 56.1%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	54,766,110	$732,770,556
FIXED INCOME - 1.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,377,616	13,280,219
UNAFFILIATED INVESTMENT COMPANIES - 42.9%
EXCHANGE-TRADED FUNDS - 42.9%
Financial Select Sector SPDR Fund	312,057	7,664,120
iShares iBoxx Investment Grade Corporate Bond ETF	180,779	20,954,094
iShares MSCI USA Minimum Volatility ETF	718,027	30,063,790
PowerShares Senior Loan Portfolio	1,208,263	27,415,487
SPDR Barclays High Yield Bond ETF	1,641,088	58,028,872
SPDR Barclays Short Term Corporate Bond ETF	1,074,870	32,858,776
Vanguard Dividend Appreciation ETF	260,194	20,534,510
Vanguard Energy ETF	71,466	6,736,385
Vanguard FTSE Emerging Markets ETF	880,344	29,966,910
Vanguard Health Care ETF	69,214	9,123,097
Vanguard Information Technology ETF	136,112	15,213,238
Vanguard Intermediate-Term Bond ETF	615,831	51,846,812
Vanguard Intermediate-Term Corporate Bond ETF	760,194	64,760,927
Vanguard Materials ETF	23,048	2,290,741
Vanguard REIT ETF	84,753	6,728,541
Vanguard Short-Term Bond ETF	461,519	36,884,598
Vanguard Short-Term Corporate Bond ETF	412,269	32,791,876
Vanguard Total Bond Market ETF	1,302,573	105,899,185
Total investments (Cost $1,184,210,071) - 100.0%		$1,305,812,734
Other assets and liabilities, net - 0.0%		(209,885)
TOTAL NET ASSETS - 100.0%		$1,305,602,849

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2025 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 42.5%
EQUITY - 40.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	42,919,855	$574,267,657
FIXED INCOME - 1.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	2,417,404	23,303,777
UNAFFILIATED INVESTMENT COMPANIES - 57.5%
EXCHANGE-TRADED FUNDS - 57.5%
Financial Select Sector SPDR Fund	252,198	6,193,983
iShares iBoxx Investment Grade Corporate Bond ETF	262,650	30,443,762
iShares MSCI USA Minimum Volatility ETF	682,285	28,567,273
PowerShares Senior Loan Portfolio	1,335,593	30,304,605
SPDR Barclays High Yield Bond ETF	1,611,403	56,979,210
SPDR Barclays Short Term Corporate Bond ETF	1,899,639	58,071,964
Vanguard Dividend Appreciation ETF	241,143	19,031,006
Vanguard Energy ETF	58,569	5,520,714
Vanguard FTSE Emerging Markets ETF	757,628	25,789,657
Vanguard Health Care ETF	55,641	7,334,040
Vanguard Information Technology ETF	108,921	12,174,100
Vanguard Intermediate-Term Bond ETF	737,811	62,116,308
Vanguard Intermediate-Term Corporate Bond ETF	1,497,220	127,548,172
Vanguard Materials ETF	18,468	1,835,535
Vanguard REIT ETF	68,437	5,433,213
Vanguard Short-Term Bond ETF	1,085,996	86,792,800
Vanguard Short-Term Corporate Bond ETF	728,630	57,955,230
Vanguard Total Bond Market ETF	2,288,557	186,059,684
Total investments (Cost $1,299,674,649) - 100.0%		$1,405,722,690
Other assets and liabilities, net - 0.0%		(141,709)
TOTAL NET ASSETS - 100.0%		$1,405,580,981

RETIREMENT CHOICES AT 2020 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 25.9%
EQUITY - 24.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	17,267,444	$231,038,401
FIXED INCOME - 1.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,596,060	15,386,023
UNAFFILIATED INVESTMENT COMPANIES - 74.2%
EXCHANGE-TRADED FUNDS - 74.2%
Financial Select Sector SPDR Fund	92,699	2,276,687
iShares iBoxx Investment Grade Corporate Bond ETF	229,486	26,599,722
iShares MSCI USA Minimum Volatility ETF	332,260	13,911,726
iShares TIPS Bond ETF	46,459	5,147,657
PowerShares Senior Loan Portfolio	886,326	20,110,737
SPDR Barclays High Yield Bond ETF	896,135	31,687,334
SPDR Barclays Short Term Corporate Bond ETF	2,123,538	64,916,557
Vanguard Dividend Appreciation ETF	118,033	9,315,164
Vanguard Energy ETF	21,801	2,054,962
Vanguard FTSE Emerging Markets ETF	378,562	12,886,250
Vanguard Health Care ETF	20,379	2,686,156
Vanguard Information Technology ETF	40,632	4,541,439
Vanguard Intermediate-Term Bond ETF	731,625	61,595,509
Vanguard Intermediate-Term Corporate Bond ETF	1,119,354	95,357,767
Vanguard Materials ETF	6,833	679,132
Vanguard REIT ETF	25,559	2,029,129
Vanguard Short-Term Bond ETF	1,087,385	86,903,809
Vanguard Short-Term Corporate Bond ETF	941,465	74,884,126
Vanguard Short-Term Inflation-Protected Securities ETF	106,092	5,127,426
Vanguard Total Bond Market ETF	2,270,525	184,593,683
Total investments (Cost $908,378,903) - 100.1%		$953,729,396
Other assets and liabilities, net - (0.1%)		(640,064)
TOTAL NET ASSETS - 100.0%		$953,089,332

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2015 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 9.5%
EQUITY - 7.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,231,452	$29,856,835
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	823,849	7,941,905
UNAFFILIATED INVESTMENT COMPANIES - 90.5%
EXCHANGE-TRADED FUNDS - 90.5%
Financial Select Sector SPDR Fund	24,403	599,338
iShares iBoxx Investment Grade Corporate Bond ETF	85,996	9,967,796
iShares MSCI USA Minimum Volatility ETF	380,201	15,919,016
iShares TIPS Bond ETF	44,981	4,983,895
PowerShares Senior Loan Portfolio	347,215	7,878,308
SPDR Barclays High Yield Bond ETF	333,584	11,795,530
SPDR Barclays Short Term Corporate Bond ETF	2,143,863	65,537,892
Vanguard Dividend Appreciation ETF	88,145	6,956,403
Vanguard Energy ETF	3,993	376,380
Vanguard FTSE Emerging Markets ETF	24,295	827,002
Vanguard Health Care ETF	2,845	374,999
Vanguard Information Technology ETF	5,728	640,219
Vanguard Intermediate-Term Corporate Bond ETF	140,091	11,934,352
Vanguard Short-Term Bond ETF	843,479	67,410,842
Vanguard Short-Term Corporate Bond ETF	822,514	65,422,764
Vanguard Short-Term Inflation-Protected Securities ETF	102,755	4,966,149
Vanguard Total Bond Market ETF	1,025,808	83,398,190
Total investments (Cost $391,261,198) - 100.0%		$396,787,815
Other assets and liabilities, net - 0.0%		(84,008)
TOTAL NET ASSETS - 100.0%		$396,703,807

RETIREMENT CHOICES AT 2010 PORTFOLIO

As of 11-30-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 9.5%
EQUITY - 7.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,390,192	$18,600,774
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	512,807	4,943,463
UNAFFILIATED INVESTMENT COMPANIES - 90.8%
EXCHANGE-TRADED FUNDS - 90.8%
Financial Select Sector SPDR Fund	15,224	373,901
iShares iBoxx Investment Grade Corporate Bond ETF	53,576	6,209,994
iShares MSCI USA Minimum Volatility ETF	237,067	9,925,995
iShares TIPS Bond ETF	27,999	3,102,289
PowerShares Senior Loan Portfolio	216,743	4,917,899
SPDR Barclays High Yield Bond ETF	209,897	7,421,958
SPDR Barclays Short Term Corporate Bond ETF	1,341,045	40,995,747
Vanguard Dividend Appreciation ETF	54,967	4,337,996
Vanguard Energy ETF	2,523	237,818
Vanguard FTSE Emerging Markets ETF	14,561	495,656
Vanguard Health Care ETF	1,781	234,754
Vanguard Information Technology ETF	3,573	399,354
Vanguard Intermediate-Term Corporate Bond ETF	87,478	7,452,251
Vanguard Short-Term Bond ETF	527,958	42,194,403
Vanguard Short-Term Corporate Bond ETF	514,362	40,912,353
Vanguard Short-Term Inflation-Protected Securities ETF	64,165	3,101,094
Vanguard Total Bond Market ETF	641,197	52,129,316
Total investments (Cost $243,717,377) - 100.3%		$247,987,015
Other assets and liabilities, net - (0.3%)		(869,417)
TOTAL NET ASSETS - 100.0%		$247,117,598

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on November 30, 2015, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Choices at 2055 Portfolio	$82,353,690	$167,529	($1,478,171)	($1,310,642)
Retirement Choices at 2050 Portfolio	414,074,249	42,830,815	(6,756,375)	36,074,440
Retirement Choices at 2045 Portfolio	528,745,452	69,133,030	(8,923,605)	60,209,425
Retirement Choices at 2040 Portfolio	700,459,483	92,549,009	(11,886,589)	80,662,420
Retirement Choices at 2035 Portfolio	972,383,183	126,074,501	(17,169,008)	108,905,493
Retirement Choices at 2030 Portfolio	1,185,943,107	140,675,840	(20,806,213)	119,869,627
Retirement Choices at 2025 Portfolio	1,301,598,951	126,424,410	(22,300,671)	104,123,739
Retirement Choices at 2020 Portfolio	910,647,267	59,149,373	(16,067,244)	43,082,129
Retirement Choices at 2015 Portfolio	393,529,697	8,455,781	(5,197,663)	3,258,118
Retirement Choices at 2010 Portfolio	245,950,855	4,446,918	(2,410,758)	2,036,160

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2055
Short Term Government Income	56,898	17,113	—	74,011	$3,499	—	—	$713,465
Strategic Equity Allocation	3,424,799	910,235	(32,846)	4,302,188	—	—	($20,251)	57,563,279
					$3,499	—	($20,251)	$58,276,744
Retirement Choices at 2050
Short Term Government Income	396,705	11,854	—	408,559	$22,830	—	—	$3,938,510
Strategic Equity Allocation	22,450,635	1,042,812	—	23,493,447	—	—	—	314,342,327
					$22,830	—	—	$318,280,837
Retirement Choices at 2045
Short Term Government Income	392,241	8,863	—	401,104	$22,573	—	—	$3,866,647
Strategic Equity Allocation	29,390,840	1,249,378	—	30,640,218	—	—	—	409,966,118
					$22,573	—	—	$413,832,765
Retirement Choices at 2040
Short Term Government Income	453,328	2,698	—	456,026	$26,089	—	—	$4,396,094
Strategic Equity Allocation	38,528,944	1,423,571	—	39,952,515	—	—	—	534,564,655
					$26,089	—	—	$538,960,749
Retirement Choices at 2035
Short Term Government Income	1,170,999	10,277	—	1,181,276	$67,391	—	—	$11,387,497

7

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Strategic Equity Allocation	49,246,426	2,066,414	—	51,312,840	—	—	—	686,565,806
					$67,391	—	—	$697,953,303
Retirement Choices at 2030
Short Term Government Income	1,365,714	12,696	(794)	1,377,616	$78,597	—	($342)	$13,280,219
Strategic Equity Allocation	52,505,715	2,260,395	—	54,766,110	—	—	—	732,770,556
					$78,597	—	($342)	$746,050,775
Retirement Choices at 2025
Short Term Government Income	2,382,282	40,969	(5,847)	2,417,404	$137,100	—	($2,456)	$23,303,777
Strategic Equity Allocation	41,264,973	1,979,890	(325,008)	42,919,855	—	—	(116,381)	574,267,657
					$137,100	—	($118,837)	$597,571,434
Retirement Choices at 2020
Short Term Government Income	1,590,094	33,137	(27,171)	1,596,060	$90,741	—	($10,342)	$15,386,023
Strategic Equity Allocation	17,013,402	690,702	(436,660)	17,267,444	—	—	(116,118)	231,038,401
					$90,741	—	($126,460)	$246,424,424
Retirement Choices at 2015
Short Term Government Income	838,001	19,001	(33,153)	823,849	$47,848	—	($13,382)	$7,941,905
Strategic Equity Allocation	2,294,427	140,469	(203,444)	2,231,452	—	—	193,793	29,856,835
					$47,848	—	$180,411	$37,798,740
Retirement Choices at 2010
Short Term Government Income	519,569	17,038	(23,800)	512,807	$29,864	—	($9,010)	$4,943,463
Strategic Equity Allocation	1,430,132	152,340	(192,280)	1,390,192	—	—	45,979	18,600,774
					$29,864	—	$36,969	$23,544,237

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RCPQ1	11/15
This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.		1/16

John Hancock

Retirement Living II Portfolios

Quarterly portfolio holdings 11/30/15

Portfolio's investmentsRetirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2055 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 62.2%
Equity - 62.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	830,962	$11,118,275
UNAFFILIATED INVESTMENT COMPANIES - 37.7%
Exchange-traded funds - 37.7%
Financial Select Sector SPDR Fund	15,717	386,010
iShares iBoxx $ Investment Grade Corporate Bond ETF	576	66,764
iShares JP Morgan USD Emerging Markets Bond ETF	365	39,562
iShares MSCI USA Minimum Volatility ETF	24,713	1,034,733
iShares TIPS Bond ETF	160	17,728
PowerShares Senior Loan Portfolio	7,036	159,647
SPDR Barclays High Yield Bond ETF	6,465	228,602
Vanguard Dividend Appreciation ETF	8,746	690,234
Vanguard Energy ETF	2,301	216,892
Vanguard FTSE Developed Markets ETF	8,591	324,310
Vanguard FTSE Emerging Markets ETF	18,062	614,830
Vanguard Health Care ETF	1,408	185,588
Vanguard Information Technology ETF	3,833	428,414
Vanguard Intermediate-Term Bond ETF	640	53,882
Vanguard Intermediate-Term Corporate Bond ETF	1,922	163,735
Vanguard Materials ETF	721	71,660
Vanguard Mid-Cap ETF	5,025	623,150
Vanguard REIT ETF	2,199	174,579
Vanguard S&P 500 ETF	4,702	899,540
Vanguard Short-Term Inflation-Protected Securities ETF	367	17,737
Vanguard Small-Cap ETF	1,778	206,479
Vanguard Total Bond Market ETF	1,635	132,926
Total investments (Cost $17,936,286) - 99.9%		$17,855,277
Other assets and liabilities, net - 0.1%		22,930
TOTAL NET ASSETS - 100.0%		$17,878,207

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2050 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.7%
Equity - 61.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,175,918	$15,733,785
UNAFFILIATED INVESTMENT COMPANIES - 38.2%
Exchange-traded funds - 38.2%
Financial Select Sector SPDR Fund	22,273	547,025
iShares iBoxx $ Investment Grade Corporate Bond ETF	832	96,437
iShares JP Morgan USD Emerging Markets Bond ETF	527	57,122
iShares MSCI USA Minimum Volatility ETF	36,628	1,533,614
iShares TIPS Bond ETF	231	25,595
PowerShares Senior Loan Portfolio	9,810	222,589
SPDR Barclays High Yield Bond ETF	9,054	320,149
Vanguard Dividend Appreciation ETF	13,015	1,027,144
Vanguard Energy ETF	2,595	244,605
Vanguard FTSE Developed Markets ETF	12,184	459,946
Vanguard FTSE Emerging Markets ETF	27,276	928,475
Vanguard Health Care ETF	2,169	285,896
Vanguard Information Technology ETF	5,902	659,667
Vanguard Intermediate-Term Bond ETF	939	79,054
Vanguard Intermediate-Term Corporate Bond ETF	2,759	235,039
Vanguard Materials ETF	817	81,202
Vanguard Mid-Cap ETF	7,119	882,827
Vanguard REIT ETF	3,108	246,744
Vanguard S&P 500 ETF	6,670	1,276,038
Vanguard Short-Term Inflation-Protected Securities ETF	530	25,615
Vanguard Small-Cap ETF	2,739	318,080
Vanguard Total Bond Market ETF	2,361	191,949
Total investments (Cost $25,701,676) - 99.9%		$25,478,597
Other assets and liabilities, net - 0.1%		16,168
TOTAL NET ASSETS - 100.0%		$25,494,765

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2045 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.7%
Equity - 61.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,974,273	$26,415,766
UNAFFILIATED INVESTMENT COMPANIES - 38.3%
Exchange-traded funds - 38.3%
Financial Select Sector SPDR Fund	37,392	918,348
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,387	160,767
iShares JP Morgan USD Emerging Markets Bond ETF	878	95,166
iShares MSCI USA Minimum Volatility ETF	61,139	2,559,890
iShares TIPS Bond ETF	385	42,658
PowerShares Senior Loan Portfolio	16,837	382,032
SPDR Barclays High Yield Bond ETF	15,257	539,488
Vanguard Dividend Appreciation ETF	21,764	1,717,615
Vanguard Energy ETF	4,573	431,051
Vanguard FTSE Developed Markets ETF	20,462	772,441
Vanguard FTSE Emerging Markets ETF	45,851	1,560,768
Vanguard Health Care ETF	3,700	487,697
Vanguard Information Technology ETF	10,067	1,125,189
Vanguard Intermediate-Term Bond ETF	1,566	131,842
Vanguard Intermediate-Term Corporate Bond ETF	4,598	391,704
Vanguard Materials ETF	1,435	142,625
Vanguard Mid-Cap ETF	11,955	1,482,540
Vanguard REIT ETF	5,227	414,972
Vanguard S&P 500 ETF	11,202	2,143,055
Vanguard Short-Term Inflation-Protected Securities ETF	883	42,675
Vanguard Small-Cap ETF	4,672	542,559
Vanguard Total Bond Market ETF	3,935	319,916
Total investments (Cost $43,255,516) - 100.0%		$42,820,764
Other assets and liabilities, net - 0.0%		16,538
TOTAL NET ASSETS - 100.0%		$42,837,302

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2040 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 62.1%
Equity - 62.1%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,407,118	$32,207,236
UNAFFILIATED INVESTMENT COMPANIES - 37.3%
Exchange-traded funds - 37.3%
Financial Select Sector SPDR Fund	44,233	1,086,362
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,632	189,165
iShares JP Morgan USD Emerging Markets Bond ETF	1,033	111,967
iShares MSCI USA Minimum Volatility ETF	72,022	3,015,561
iShares TIPS Bond ETF	453	50,192
PowerShares Senior Loan Portfolio	19,860	450,623
SPDR Barclays High Yield Bond ETF	18,167	642,385
Vanguard Dividend Appreciation ETF	25,592	2,019,721
Vanguard Energy ETF	5,374	506,553
Vanguard FTSE Developed Markets ETF	24,191	913,210
Vanguard FTSE Emerging Markets ETF	53,955	1,836,628
Vanguard Health Care ETF	4,322	569,683
Vanguard Information Technology ETF	11,693	1,306,927
Vanguard Intermediate-Term Bond ETF	1,843	155,162
Vanguard Intermediate-Term Corporate Bond ETF	5,408	460,708
Vanguard Materials ETF	1,685	167,472
Vanguard Mid-Cap ETF	14,140	1,753,501
Vanguard REIT ETF	6,187	491,186
Vanguard S&P 500 ETF	13,241	2,533,136
Vanguard Short-Term Inflation-Protected Securities ETF	1,038	50,167
Vanguard Small-Cap ETF	5,460	634,070
Vanguard Total Bond Market ETF	4,631	376,500
Total investments (Cost $51,991,093) - 99.4%		$51,528,115
Other assets and liabilities, net - 0.6%		313,948
TOTAL NET ASSETS - 100.0%		$51,842,063

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2035 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.0%
Equity - 61.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,176,773	$42,505,221
UNAFFILIATED INVESTMENT COMPANIES - 39.0%
Exchange-traded funds - 39.0%
Financial Select Sector SPDR Fund	61,532	1,511,226
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,620	535,504
iShares JP Morgan USD Emerging Markets Bond ETF	1,752	189,899
iShares MSCI USA Minimum Volatility ETF	88,340	3,698,796
iShares TIPS Bond ETF	731	80,995
PowerShares Senior Loan Portfolio	32,940	747,409
SPDR Barclays High Yield Bond ETF	32,145	1,136,647
Vanguard Dividend Appreciation ETF	31,381	2,476,589
Vanguard Energy ETF	7,609	717,224
Vanguard FTSE Developed Markets ETF	38,324	1,446,731
Vanguard FTSE Emerging Markets ETF	65,313	2,223,255
Vanguard Health Care ETF	5,449	718,233
Vanguard Information Technology ETF	15,399	1,721,146
Vanguard Intermediate-Term Bond ETF	5,187	436,694
Vanguard Intermediate-Term Corporate Bond ETF	15,019	1,279,469
Vanguard Materials ETF	2,380	236,548
Vanguard Mid-Cap ETF	20,105	2,493,221
Vanguard REIT ETF	8,701	690,772
Vanguard S&P 500 ETF	14,633	2,799,439
Vanguard Short-Term Inflation-Protected Securities ETF	1,676	81,001
Vanguard Small-Cap ETF	7,398	859,130
Vanguard Total Bond Market ETF	12,867	1,046,087
Total investments (Cost $70,267,884) - 100.0%		$69,631,236
Other assets and liabilities, net - 0.0%		21,025
TOTAL NET ASSETS - 100.0%		$69,652,261

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2030 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 55.2%
Equity - 55.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,682,539	$49,272,374
UNAFFILIATED INVESTMENT COMPANIES - 44.6%
Exchange-traded funds - 44.6%
Financial Select Sector SPDR Fund	71,380	1,753,093
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,563	1,108,447
iShares JP Morgan USD Emerging Markets Bond ETF	4,961	537,723
iShares MSCI USA Minimum Volatility ETF	122,484	5,128,405
iShares TIPS Bond ETF	1,981	219,495
PowerShares Senior Loan Portfolio	86,352	1,959,327
SPDR Barclays High Yield Bond ETF	89,344	3,159,204
Vanguard Dividend Appreciation ETF	43,288	3,416,289
Vanguard Energy ETF	8,466	798,005
Vanguard FTSE Developed Markets ETF	32,280	1,218,570
Vanguard FTSE Emerging Markets ETF	71,719	2,441,315
Vanguard Health Care ETF	6,808	897,362
Vanguard Information Technology ETF	19,288	2,155,820
Vanguard Intermediate-Term Bond ETF	10,830	911,778
Vanguard Intermediate-Term Corporate Bond ETF	31,753	2,705,038
Vanguard Materials ETF	2,669	265,272
Vanguard Mid-Cap ETF	22,548	2,796,177
Vanguard REIT ETF	10,848	861,223
Vanguard S&P 500 ETF	22,476	4,299,884
Vanguard Short-Term Inflation-Protected Securities ETF	4,541	219,467
Vanguard Small-Cap ETF	6,787	788,174
Vanguard Total Bond Market ETF	27,313	2,220,547
Total investments (Cost $89,960,789) - 99.8%		$89,132,989
Other assets and liabilities, net - 0.2%		204,887
TOTAL NET ASSETS - 100.0%		$89,337,876

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2025 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 49.2%
Equity - 49.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,893,153	$52,090,389
UNAFFILIATED INVESTMENT COMPANIES - 50.7%
Exchange-traded funds - 50.7%
Financial Select Sector SPDR Fund	78,717	1,933,290
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,411	2,481,749
iShares JP Morgan USD Emerging Markets Bond ETF	8,975	972,800
iShares MSCI USA Minimum Volatility ETF	142,932	5,984,563
iShares TIPS Bond ETF	4,029	446,413
PowerShares Senior Loan Portfolio	178,211	4,043,608
SPDR Barclays High Yield Bond ETF	184,136	6,511,049
Vanguard Dividend Appreciation ETF	50,828	4,011,346
Vanguard Energy ETF	10,113	953,251
Vanguard FTSE Developed Markets ETF	23,313	880,066
Vanguard FTSE Emerging Markets ETF	51,020	1,736,721
Vanguard Health Care ETF	7,208	950,086
Vanguard Information Technology ETF	20,199	2,257,642
Vanguard Intermediate-Term Bond ETF	24,048	2,024,601
Vanguard Intermediate-Term Corporate Bond ETF	67,163	5,721,616
Vanguard Materials ETF	3,206	318,644
Vanguard Mid-Cap ETF	22,380	2,775,344
Vanguard REIT ETF	14,586	1,157,983
Vanguard S&P 500 ETF	15,257	2,918,817
Vanguard Short-Term Inflation-Protected Securities ETF	9,236	446,376
Vanguard Small-Cap ETF	4,888	567,643
Vanguard Total Bond Market ETF	57,450	4,670,685
Total investments (Cost $106,678,787) - 99.9%		$105,854,682
Other assets and liabilities, net - 0.1%		132,865
TOTAL NET ASSETS - 100.0%		$105,987,547

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2020 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.6%
Equity - 41.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,485,291	$33,253,197
UNAFFILIATED INVESTMENT COMPANIES - 58.0%
Exchange-traded funds - 58.0%
Financial Select Sector SPDR Fund	53,273	1,308,385
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,377	2,825,538
iShares JP Morgan USD Emerging Markets Bond ETF	7,698	834,386
iShares MSCI USA Minimum Volatility ETF	96,532	4,041,795
iShares TIPS Bond ETF	3,999	443,089
PowerShares Senior Loan Portfolio	191,344	4,341,595
SPDR Barclays High Yield Bond ETF	199,059	7,038,726
Vanguard Dividend Appreciation ETF	34,216	2,700,327
Vanguard Energy ETF	7,740	729,572
Vanguard FTSE Developed Markets ETF	20,674	780,444
Vanguard FTSE Emerging Markets ETF	21,788	741,664
Vanguard Health Care ETF	5,117	674,472
Vanguard Information Technology ETF	13,159	1,470,781
Vanguard Intermediate-Term Bond ETF	27,369	2,304,196
Vanguard Intermediate-Term Corporate Bond ETF	77,086	6,566,956
Vanguard Materials ETF	2,422	240,723
Vanguard Mid-Cap ETF	12,812	1,588,816
Vanguard REIT ETF	12,472	990,152
Vanguard S&P 500 ETF	3,431	656,385
Vanguard Short-Term Inflation-Protected Securities ETF	9,164	442,896
Vanguard Small-Cap ETF	2,958	343,513
Vanguard Total Bond Market ETF	66,129	5,376,288
Total investments (Cost $80,720,923) - 99.6%		$79,693,896
Other assets and liabilities, net - 0.4%		357,622
TOTAL NET ASSETS - 100.0%		$80,051,518

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2015 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 34.8%
Equity - 34.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	735,789	$9,844,860
UNAFFILIATED INVESTMENT COMPANIES - 64.6%
Exchange-Traded Funds - 64.6%
Financial Select Sector SPDR Fund	9,719	238,699
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,464	1,328,792
iShares JPMorgan USD Emerging Markets Bond ETF	3,212	348,149
iShares MSCI USA Minimum Volatility ETF	37,523	1,571,088
iShares TIPS Bond ETF	1,619	179,385
PowerShares Senior Loan Portfolio	83,337	1,890,917
SPDR Barclays High Yield Bond ETF	79,538	2,812,464
Vanguard Dividend Appreciation ETF	13,333	1,052,240
Vanguard Energy ETF	2,332	219,814
Vanguard FTSE Developed Markets ETF	5,482	206,946
Vanguard FTSE Emerging Markets ETF	5,680	193,347
Vanguard Health Care ETF	936	123,374
Vanguard Information Technology ETF	2,424	270,930
Vanguard Intermediate-Term Bond ETF	12,851	1,081,926
Vanguard Intermediate-Term Corporate Bond ETF	36,145	3,079,193
Vanguard Materials ETF	731	72,654
Vanguard Mid-Cap ETF	3,662	454,125
Vanguard REIT ETF	4,045	321,133
Vanguard S&P 500 ETF	165	31,566
Vanguard Short-Term Inflation-Protected Securities ETF	3,703	178,966
Vanguard Small-Cap ETF	645	74,904
Vanguard Total Bond Market ETF	31,044	2,523,877
Total investments (Cost $28,369,856) - 99.4%		$28,099,349
Other assets and liabilities, net - 0.6%		170,241
TOTAL NET ASSETS - 100.0%		$28,269,590

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

As of 11-30-15 (unaudited)
Retirement Living through II 2010 Portfolio
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 29.3%
Equity - 29.3%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	425,489	$5,693,039
UNAFFILIATED INVESTMENT COMPANIES - 69.7%
Exchange-Traded Funds - 69.7%
Financial Select Sector SPDR Fund	1,547	37,994
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,454	1,095,813
iShares JP Morgan USD Emerging Markets Bond ETF	2,534	274,660
iShares MSCI USA Minimum Volatility ETF	24,001	1,004,922
iShares TIPS Bond ETF	1,215	134,622
PowerShares Senior Loan Portfolio	66,116	1,500,172
SPDR Barclays High Yield Bond ETF	59,456	2,102,364
Vanguard Dividend Appreciation ETF	8,479	669,163
Vanguard Energy ETF	1,352	127,440
Vanguard FTSE Developed Markets ETF	2,684	101,321
Vanguard FTSE Emerging Markets ETF	2,706	92,112
Vanguard Health Care ETF	219	28,866
Vanguard Information Technology ETF	383	42,808
Vanguard Intermediate-Term Bond ETF	10,630	894,940
Vanguard Intermediate-Term Corporate Bond ETF	30,004	2,556,041
Vanguard Materials ETF	429	42,638
Vanguard Mid-Cap ETF	1,991	246,904
Vanguard REIT ETF	2,467	195,855
Vanguard S&P 500 ETF	704	134,682
Vanguard Short-Term Inflation-Protected Securities ETF	2,784	134,551
Vanguard Small-Cap ETF	244	28,336
Vanguard Total Bond Market ETF	25,687	2,088,353
Total investments (Cost $19,375,462) - 99.0%		$19,227,596
Other assets and liabilities, net - 1.0%		202,844
TOTAL NET ASSETS - 100.0%		$19,430,440

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
FTSE	Financial Times and the London Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Cost of Investment Securities for Federal Income Tax Purposes: The tax cost of investments owned on May 31, 2015, for federal income tax purposes, was as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through II 2055 Portfolio	$17,950,898	$81,473	($177,094)	($95,621)
Retirement Living through II 2050 Portfolio	25,715,307	123,287	(359,997)	(236,710)
Retirement Living through II 2045 Portfolio	43,316,564	187,353	(683,153)	(495,800)
Retirement Living through II 2040 Portfolio	52,066,944	251,185	(790,014)	(538,829)
Retirement Living through II 2035 Portfolio	70,387,947	315,636	(1,072,347)	(756,711)
Retirement Living through II 2030 Portfolio	90,175,216	385,789	(1,428,016)	(1,042,227)
Retirement Living through II 2025 Portfolio	106,919,440	466,086	(1,530,844)	(1,064,758)
Retirement Living through II 2020 Portfolio	80,896,605	230,645	(1,433,354)	(1,202,709)
Retirement Living through II 2015 Portfolio	28,560,750	97,289	(558,690)	(461,401)
Retirement Living through II 2010 Portfolio	19,551,390	72,649	(396,443)	(323,794)

Investments in affiliated underlying funds: Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2055
Strategic Equity Allocation	535,914	311,539	16,491	830,962	—	—	($13,690)	$11,118,275
Retirement Living through II 2050
Strategic Equity Allocation	852,904	323,014	—	1,175,918	—	—	—	$15,733,785
Retirement Living through II 2045
Strategic Equity Allocation	1,506,183	468,090	—	1,974,273	—	—	—	$26,415,766
Retirement Living through II 2040
Strategic Equity Allocation	1,802,003	609,807	4,692	2,407,118	—	—	($5,323)	$32,207,236
Retirement Living through II 2035
Strategic Equity Allocation	2,446,943	729,830	—	3,176,773	—	—	—	$42,505,221
Retirement Living through II 2030
Strategic Equity Allocation	2,872,726	835,292	25,479	3,682,539	—	—	($44,380)	$49,272,374
Retirement Living through II 2025
Strategic Equity Allocation	3,011,953	890,202	9,002	3,893,153	—	—	($10,083)	$52,090,389
Retirement Living through II 2020
Strategic Equity Allocation	1,956,715	586,302	57,726	2,485,291	—	—	($36,054)	$33,253,197
Retirement Living through II 2015
Strategic Equity Allocation	547,262	228,167	39,640	735,789	—	—	($24,217)	$9,844,860

7

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2010
Strategic Equity Allocation	292,772	179,489	46,772	425,489	—	—	($19,944)	$5,693,039

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RL2Q1	11/15
This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios.		1/16

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 27.7%
U.S. Government - 11.2%
Treasury Inflation Protected Securities
0.375%, 07/15/2025		$9,211,487	$9,011,386
U.S. Treasury Bonds
2.500%, 02/15/2045		47,953,000	43,258,833
2.750%, 11/15/2042		20,330,000	19,456,440
2.875%, 08/15/2045		15,120,000	14,782,748
U.S. Treasury Notes
1.625%, 03/31/2019		8,000,000	8,073,752
2.000%, 07/31/2020 to 02/15/2025		16,300,000	16,336,012
2.125%, 09/30/2021		8,000,000	8,122,816
2.250%, 03/31/2021 to 11/15/2025		77,225,000	77,652,595
2.375%, 05/31/2018		3,700,000	3,817,649
			200,512,231
U.S. Government Agency - 16.5%
Federal Home Loan Banks
2.900%, 09/05/2025		623,810	619,536
3.250%, 06/21/2027		854,545	854,801
Federal Home Loan Mortgage Corp.
2.545%, 06/01/2044 (P)		1,308,339	1,342,102
2.664%, 05/01/2044 (P)		1,297,280	1,334,089
2.986%, 03/01/2044 (P)		396,762	409,509
3.000%, 03/01/2043 to 06/01/2043		6,746,653	6,809,282
3.500%, 01/01/2042 to 09/01/2043		3,573,587	3,717,348
4.000%, 02/01/2044		1,887,708	2,007,147
4.500%, 02/01/2040 to 10/01/2041		10,426,147	11,286,678
5.000%, 03/01/2041		2,924,226	3,233,973
Federal National Mortgage Association
2.170%, 05/01/2035 (P)		355,975	372,412
2.235%, 01/01/2036 (P)		376,798	396,258
2.302%, 04/01/2036 (P)		93,432	98,239
2.496%, 07/01/2033 (P)		883	934
2.518%, 06/01/2044 (P)		2,265,422	2,324,248
2.546%, 04/01/2044 (P)		2,091,718	2,149,627
2.918%, 03/01/2044 (P)		392,756	405,442
3.000%, TBA (C)		52,250,000	52,476,655
3.000%, 07/01/2027 to 11/01/2045		18,792,353	19,045,767
3.500%, TBA (C)		19,000,000	19,680,147
3.500%, 02/01/2026 to 04/01/2045		36,886,465	38,379,876
4.000%, TBA (C)		10,500,000	11,139,745
4.000%, 12/01/2024 to 01/01/2044		44,931,387	47,855,173
4.500%, 02/01/2041 to 11/01/2042		30,486,174	33,186,171
5.000%, 05/01/2018 to 04/01/2041		12,746,070	14,114,673
5.500%, 02/01/2018 to 03/01/2039		12,688,686	14,265,089
6.000%, 09/01/2022 to 02/01/2036		2,465,549	2,803,089
6.250%, 05/15/2029		157,000	214,674
6.500%, 01/01/2039 to 06/01/2039		1,266,361	1,451,715
7.000%, 04/01/2017 to 06/01/2032		5,851	6,821
7.500%, 09/01/2029 to 08/01/2031		1,146	1,358
Government National
Mortgage Association
4.000%, 02/15/2041		4,585,812	4,882,951
5.000%, 04/15/2035		13,673	15,138
5.500%, 03/15/2035		9,362	10,586
6.000%, 03/15/2033 to 06/15/2033		6,792	7,887
6.500%, 09/15/2028 to 08/15/2031		1,682	1,948
7.000%, 04/15/2029		1,124	1,316
8.000%, 10/15/2026		698	819
			296,903,223
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $488,342,802)			$497,415,454

FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		785,000	811,494
Republic of Argentina
8.280%, 12/31/2033 (H)		1,016,478	1,138,455
9.224%, 12/15/2035 (P)	ARS	393,449	3,823
			1,953,772
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	16,231
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,370
9.375%, 04/01/2029		1,000	1,453
			9,823
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $1,676,827)			$1,979,826

CORPORATE BONDS - 39.3%
Consumer discretionary - 4.3%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,069,186
6.150%, 03/01/2037 to 02/15/2041		1,165,000	1,339,102
6.400%, 12/15/2035		430,000	509,345
6.650%, 11/15/2037		865,000	1,038,258
6.750%, 01/09/2038		2,000	2,296
7.750%, 12/01/2045		9,000	12,142
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,388,051
Altice Financing SA
6.500%, 01/15/2022 (S)		480,000	482,400
6.625%, 02/15/2023 (S)		610,000	605,041
Amazon.com, Inc.
3.800%, 12/05/2024		1,000,000	1,039,723
4.950%, 12/05/2044		1,600,000	1,706,419
AMC Entertainment, Inc.
5.875%, 02/15/2022		1,110,000	1,151,625
AutoNation, Inc.
4.500%, 10/01/2025		570,000	582,950
5.500%, 02/01/2020		868,000	945,962
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	978,002
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		500,000	515,000
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		860,000	903,000
CCO Safari II LLC
6.484%, 10/23/2045 (S)		1,285,000	1,338,489
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		865,000	850,944
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,289,111
Dana Holding Corp.
6.000%, 09/15/2023		1,170,000	1,196,325
Delphi Automotive PLC
4.250%, 01/15/2026		1,140,000	1,152,431
Delphi Corp.
5.000%, 02/15/2023		2,555,000	2,686,864
Eldorado Resorts, Inc.
7.000%, 08/01/2023 (S)		425,000	428,453
Fiat Chrysler Automobiles NV
5.250%, 04/15/2023		760,000	752,400

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Company
4.750%, 01/15/2043	$435,000	$417,326
Ford Motor Credit Company LLC
2.551%, 10/05/2018	1,065,000	1,067,366
5.875%, 08/02/2021	3,093,000	3,475,301
General Motors Company
4.875%, 10/02/2023	2,185,000	2,261,492
6.250%, 10/02/2043	1,175,000	1,257,923
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,440,000	1,391,224
4.000%, 01/15/2025	1,535,000	1,482,010
4.375%, 09/25/2021	2,085,000	2,130,278
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	781,928	780,364
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,015,353
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	845,000	741,488
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,531,658
Hyundai Capital America
2.400%, 10/30/2018 (S)	1,425,000	1,421,956
International Game Technology PLC
6.500%, 02/15/2025 (S)	740,000	680,800
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	928,050
L Brands, Inc.
6.625%, 04/01/2021	1,570,000	1,762,325
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,035,000	1,077,852
Magna International, Inc.
4.150%, 10/01/2025	850,000	851,391
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,359,925
Midcontinent Communications
6.875%, 08/15/2023 (S)	490,000	498,575
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (S)	845,000	866,125
Myriad International Holdings BV
5.500%, 07/21/2025 (S)	635,000	633,095
Nemak SAB de CV
5.500%, 02/28/2023 (S)	800,000	816,000
Newell Rubbermaid, Inc.
2.150%, 10/15/2018	580,000	577,101
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,661,585
QVC, Inc.
4.375%, 03/15/2023	890,000	850,482
5.125%, 07/02/2022	820,000	835,478
5.450%, 08/15/2034	950,000	829,524
Radio One, Inc.
9.250%, 02/15/2020 (S)	865,000	709,300
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,035,000
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	1,400,000	1,370,088
3.950%, 06/15/2025	1,430,000	1,372,328
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	585,000	596,700
Service Corp. International
5.375%, 05/15/2024	1,010,000	1,057,975
Time Warner Cable, Inc.
5.500%, 09/01/2041	1,000,000	920,212
8.250%, 04/01/2019	1,010,000	1,169,367
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	42,102
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	644,861
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,503,497
3.600%, 07/15/2025	910,000	900,831
3.875%, 01/15/2026	2,210,000	2,215,240
7.625%, 04/15/2031	9,000	11,336
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,449,000
Viacom, Inc.
4.375%, 03/15/2043	578,000	426,846
6.125%, 10/05/2017	1,500,000	1,605,501
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	250,000	256,875
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)	67,905	0
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,263,518
6.250%, 03/15/2018	88,000	94,320
6.875%, 11/15/2037	250,000	225,513
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	920,000	888,665
		76,924,641
Consumer staples - 1.6%
Alliance One International, Inc.
9.875%, 07/15/2021	1,980,000	1,598,850
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	12,295
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	855,000	999,144
Cargill, Inc.
4.760%, 11/23/2045 (S)	824,000	833,398
Central Garden & Pet Company
6.125%, 11/15/2023	215,000	218,763
Constellation Brands, Inc.
4.250%, 05/01/2023	930,000	936,975
4.750%, 11/15/2024	565,000	580,538
CVS Health Corp.
5.125%, 07/20/2045	1,575,000	1,681,146
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	318,085	402,282
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,065,303
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	2,000,000	1,818,576
General Mills, Inc.
5.700%, 02/15/2017	245,000	257,933
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,035,608
HRG Group, Inc.
7.875%, 07/15/2019	885,000	939,100
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	474,105
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	1,585,000	1,586,043
4.875%, 02/15/2025 (S)	862,000	918,764
5.200%, 07/15/2045 (S)	1,010,000	1,058,944

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
McCormick & Company, Inc.
5.750%, 12/15/2017	$1,000,000	$1,085,216
Post Holdings, Inc.
7.750%, 03/15/2024 (S)	485,000	504,400
Revlon Consumer Products Corp.
5.750%, 02/15/2021	840,000	831,600
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,988,030
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	521,288
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,446,830
SUPERVALU, Inc.
7.750%, 11/15/2022 (L)	1,165,000	1,083,450
The Clorox Company
5.950%, 10/15/2017	500,000	539,133
The Kroger Company
6.800%, 12/15/2018	920,000	1,038,885
7.000%, 05/01/2018	580,000	648,359
Tops Holding II Corp.
8.750%, 06/15/2018	408,000	402,900
Tops Holding LLC
8.000%, 06/15/2022 (S)	1,625,000	1,625,000
Vector Group, Ltd.
7.750%, 02/15/2021	790,000	839,375
Whole Foods Market, Inc.
5.200%, 12/03/2025 (S)	865,000	863,798
		29,836,031
Energy - 4.6%
Anadarko Petroleum Corp.
8.700%, 03/15/2019	500,000	585,471
Apache Corp.
6.900%, 09/15/2018	455,000	511,619
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	980,767
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	696,860
4.750%, 03/10/2019	1,000,000	1,083,997
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,105,635
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,311,854
Cimarex Energy Company
4.375%, 06/01/2024	1,510,000	1,491,951
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	10,928
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	1,045,000	994,291
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025	1,400,000	1,350,548
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025 (S)	1,085,000	1,039,177
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,126,740
Continental Resources, Inc.
5.000%, 09/15/2022	2,413,000	2,117,408
CSI Compressco LP
7.250%, 08/15/2022	515,000	414,253
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,275,190
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	1,725,000	1,362,750
DCP Midstream Operating LP
3.875%, 03/15/2023	610,000	500,521
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,010,967
5.000%, 06/15/2045	1,400,000	1,244,438
Devon Financing Corp. LLC
7.875%, 09/30/2031	1,060,000	1,268,252
Enbridge Energy Partners LP
4.375%, 10/15/2020	880,000	884,811
6.500%, 04/15/2018	600,000	642,095
7.500%, 04/15/2038	600,000	627,409
Encana Corp.
6.500%, 08/15/2034	1,000,000	899,726
Energen Corp.
4.625%, 09/01/2021	1,000,000	914,497
Energy Transfer Partners LP
5.150%, 03/15/2045	1,135,000	859,424
6.700%, 07/01/2018	700,000	752,498
9.700%, 03/15/2019	875,000	1,018,151
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	441,732
6.125%, 10/15/2039	1,000,000	1,026,366
6.300%, 09/15/2017	820,000	881,019
6.875%, 03/01/2033	209,000	238,486
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,400,000	1,246,000
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,285,000	1,256,293
EP Energy LLC
7.750%, 09/01/2022	580,000	455,300
EQT Corp.
4.875%, 11/15/2021	1,625,000	1,629,027
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	1,190,000	963,900
6.875%, 02/15/2023	494,000	400,140
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,468,980
Kerr-McGee Corp.
6.950%, 07/01/2024	1,005,000	1,172,892
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	901,761
5.000%, 10/01/2021	500,000	474,940
5.800%, 03/15/2035	208,000	170,243
7.300%, 08/15/2033	212,000	199,534
7.750%, 03/15/2032	455,000	444,311
Kinder Morgan, Inc.
4.300%, 06/01/2025	1,600,000	1,352,411
5.550%, 06/01/2045	2,195,000	1,675,171
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,535,000	1,499,664
Marathon Oil Corp.
3.850%, 06/01/2025	1,400,000	1,255,128
6.800%, 03/15/2032	760,000	793,096
MarkWest Energy Partners LP
4.875%, 12/01/2024	530,000	470,044

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MPLX LP
4.000%, 02/15/2025		$490,000	$443,708
Newfield Exploration Company
5.625%, 07/01/2024		1,000,000	942,500
5.750%, 01/30/2022		905,000	886,991
Nexen Energy ULC
5.875%, 03/10/2035		212,000	235,029
6.400%, 05/15/2037		1,625,000	1,899,706
Noble Holding International, Ltd.
5.250%, 03/15/2042		500,000	317,027
6.200%, 08/01/2040		500,000	333,462
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)		955,000	807,453
ONEOK Partners LP
6.650%, 10/01/2036		1,245,000	1,105,702
Petro-Canada
6.050%, 05/15/2018		396,000	430,342
Petroleos Mexicanos
4.875%, 01/24/2022		850,000	852,550
Phillips 66
4.875%, 11/15/2044		1,500,000	1,478,588
Plains All American Pipeline LP
4.900%, 02/15/2045		1,700,000	1,329,830
Regency Energy Partners LP
5.000%, 10/01/2022		290,000	277,401
5.500%, 04/15/2023		1,565,000	1,485,772
5.875%, 03/01/2022		285,000	286,593
Rowan Companies, Inc.
4.875%, 06/01/2022		830,000	672,654
Shell International Finance BV
4.375%, 05/11/2045		2,215,000	2,202,693
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (S)		1,250,000	1,197,720
Spectra Energy Capital LLC
6.200%, 04/15/2018		1,000,000	1,063,718
6.750%, 02/15/2032		511,000	524,073
Summit Midstream Holdings LLC
7.500%, 07/01/2021		495,000	470,250
Suncor Energy, Inc.
6.100%, 06/01/2018		760,000	829,372
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023		1,460,000	1,269,591
4.400%, 04/01/2021		1,140,000	1,137,334
Talisman Energy, Inc.
6.250%, 02/01/2038		650,000	533,377
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		495,000	445,500
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)		1,535,000	1,143,575
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)		685,000	730,109
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023		2,000,000	1,996,334
7.125%, 01/15/2019		400,000	457,210
Western Atlas, Inc.
6.000%, 06/01/2018		880,000	958,319
Whiting Petroleum Corp.
6.250%, 04/01/2023 (L)		1,110,000	1,037,850
Williams Partners LP
4.300%, 03/04/2024		1,300,000	1,128,264
4.875%, 05/15/2023 to 03/15/2024		2,655,000	2,321,947
WPX Energy, Inc.
5.250%, 09/15/2024		375,000	310,313
6.000%, 01/15/2022		765,000	648,338
			82,689,861
Financials - 15.9%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016		490,000	509,540
Ally Financial, Inc.
3.250%, 11/05/2018		1,070,000	1,068,331
American Express Bank FSB
6.000%, 09/13/2017		805,000	866,165
American International Group, Inc.
6.250%, 03/15/2037		100,000	109,250
American Tower Corp.
3.400%, 02/15/2019		740,000	761,303
4.700%, 03/15/2022		935,000	987,920
5.000%, 02/15/2024		1,330,000	1,414,390
5.900%, 11/01/2021		1,500,000	1,674,998
Aquarius & Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024		565,000	588,905
Ares Capital Corp.
3.875%, 01/15/2020		1,345,000	1,373,318
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023		2,000,000	2,059,212
Assurant, Inc.
4.000%, 03/15/2023		1,740,000	1,749,727
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024		1,380,000	1,434,303
AvalonBay Communities, Inc.
5.700%, 03/15/2017		1,500,000	1,576,445
AXA SA
8.600%, 12/15/2030		625,000	864,063
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)		845,000	905,739
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)		1,000,000	1,034,000
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,650,000	414,824
Bank of America Corp.
3.300%, 01/11/2023		$690,000	689,595
3.625%, 03/17/2016		1,250,000	1,260,193
3.950%, 04/21/2025		455,000	450,069
4.200%, 08/26/2024		840,000	848,259
4.250%, 10/22/2026		835,000	837,867
5.000%, 05/13/2021		1,000,000	1,100,482
5.625%, 07/01/2020		1,000,000	1,123,660
5.650%, 05/01/2018		1,000,000	1,084,409
5.750%, 12/01/2017		849,000	913,728
6.875%, 04/25/2018		1,795,000	1,997,837
7.625%, 06/01/2019		685,000	803,553
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)		1,355,000	1,374,919
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		1,280,000	1,323,200

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BankUnited, Inc.
4.875%, 11/17/2025	$1,505,000	$1,496,575
Barclays Bank PLC
10.179%, 06/12/2021 (S)	1,440,000	1,886,420
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)	335,000	344,213
Boston Properties LP
3.700%, 11/15/2018	1,042,000	1,083,074
BPCE SA
4.500%, 03/15/2025 (S)	1,385,000	1,364,682
5.700%, 10/22/2023 (S)	1,405,000	1,502,208
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,570,839
Capital One Financial Corp.
2.450%, 04/24/2019	910,000	917,623
3.150%, 07/15/2016	1,000,000	1,012,498
3.500%, 06/15/2023	605,000	609,373
4.200%, 10/29/2025	1,415,000	1,410,645
4.750%, 07/15/2021	1,500,000	1,630,755
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (Q)	1,015,000	1,022,613
Capital One NA
2.350%, 08/17/2018	1,170,000	1,170,565
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,047,500
Citigroup, Inc.
3.500%, 05/15/2023	1,390,000	1,373,212
4.500%, 01/14/2022	1,000,000	1,080,179
5.500%, 09/13/2025	1,000,000	1,098,612
Citigroup, Inc. (5.950% to 08/15/2020,
then 3 month LIBOR + 4.095%)
08/15/2020 (Q)	975,000	966,834
CNA Financial Corp.
6.500%, 08/15/2016	985,000	1,020,728
7.250%, 11/15/2023	750,000	885,518
CNO Financial Group, Inc.
5.250%, 05/30/2025	1,040,000	1,058,200
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	1,200,000	1,190,200
Commerzbank AG
8.125%, 09/19/2023 (S)	1,790,000	2,084,455
Corrections Corp. of America
4.625%, 05/01/2023	910,000	863,363
5.000%, 10/15/2022	390,000	386,588
Credit Acceptance Corp.
6.125%, 02/15/2021	1,385,000	1,360,763
Credit Agricole SA
4.375%, 03/17/2025 (S)	1,400,000	1,375,594
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)	1,345,000	1,327,044
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	1,450,000	1,484,438
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	755,000	838,278
Credit Suisse AG
6.500%, 08/08/2023 (S)	1,500,000	1,635,849
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	975,000	1,027,650
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	1,240,000	1,264,800
Crown Castle International Corp.
5.250%, 01/15/2023	1,000,000	1,036,250
Crown Castle Towers LLC
4.174%, 08/15/2017 (S)	2,000,000	2,041,060
4.883%, 08/15/2020 (S)	1,235,000	1,329,287
6.113%, 01/15/2020 (S)	1,373,000	1,509,880
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,359,993
Discover Bank
2.600%, 11/13/2018	1,705,000	1,711,225
Discover Financial Services
3.950%, 11/06/2024	1,210,000	1,198,691
5.200%, 04/27/2022	1,200,000	1,291,904
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2023 (S)	838,656	878,492
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2019 (S)	403,269	410,326
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2022 (S)	814,370	835,213
Enova International, Inc.
9.750%, 06/01/2021	1,235,000	957,125
EPR Properties
5.250%, 07/15/2023	2,000,000	2,047,440
7.750%, 07/15/2020	920,000	1,072,399
Equity Commonwealth
5.875%, 09/15/2020	1,200,000	1,296,702
ERP Operating LP
3.375%, 06/01/2025	605,000	601,236
5.125%, 03/15/2016	1,670,000	1,690,422
5.750%, 06/15/2017	775,000	823,251
Essex Portfolio LP
5.500%, 03/15/2017	1,430,000	1,495,198
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,085,000	977,856
FS Investment Corp.
4.000%, 07/15/2019	1,330,000	1,331,929
General Electric Capital Corp.
0.842%, 08/15/2036 (P)	945,000	800,976
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)	1,160,000	1,320,950
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,500,000	1,779,750

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Genworth Holdings, Inc.
4.900%, 08/15/2023	$400,000	$298,000
HBOS PLC
6.000%, 11/01/2033 (S)	1,235,000	1,361,129
6.750%, 05/21/2018 (S)	2,415,000	2,651,706
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,299,094
4.250%, 11/15/2023	1,000,000	1,012,081
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,109,314
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	600,000	593,280
ING Bank NV
5.800%, 09/25/2023 (S)	1,515,000	1,660,975
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	455,000	445,900
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,158,923
Iron Mountain, Inc.
5.750%, 08/15/2024	1,330,000	1,320,025
6.000%, 08/15/2023	1,215,000	1,274,997
iStar, Inc.
5.000%, 07/01/2019	435,000	422,494
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,153,510
6.875%, 04/15/2021	1,530,000	1,725,376
8.500%, 07/15/2019 (L)	1,135,000	1,331,462
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,000,000	1,013,502
3.375%, 05/01/2023	1,750,000	1,735,783
4.125%, 12/15/2026	1,400,000	1,416,667
4.500%, 01/24/2022	1,300,000	1,410,586
4.625%, 05/10/2021	2,355,000	2,571,853
6.300%, 04/23/2019	1,267,000	1,436,527
JPMorgan Chase & Co. (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	1,615,000	1,550,400
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,095,000	1,051,200
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	2,190,000	2,372,865
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,845,000	1,900,350
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	628,104
Legg Mason, Inc.
3.950%, 07/15/2024	1,340,000	1,334,613
Leucadia National Corp.
5.500%, 10/18/2023	3,770,000	3,779,813
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,044,556
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month
LIBOR + 3.576%)
03/15/2037 (S)	1,235,000	1,444,950
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,018,927
5.500%, 12/15/2016	1,500,000	1,558,901
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,132,641
8.750%, 07/01/2019	900,000	1,090,785
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	1,170,000	1,256,288
Loews Corp.
2.625%, 05/15/2023	870,000	831,304
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	1,585,000	1,585,426
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,366,447
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	1,600,000	1,588,000
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,745,698
5.350%, 06/01/2021	1,500,000	1,660,049
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,076,822
McGraw Hill Financial, Inc.
4.000%, 06/15/2025 (S)	1,680,000	1,682,344
4.400%, 02/15/2026 (S)	1,145,000	1,171,270
MetLife, Inc.
3.000%, 03/01/2025	14,000	13,572
6.400%, 12/15/2036	1,175,000	1,293,969
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,566,956
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	1,080,000	1,111,104
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,451,378
Morgan Stanley
0.765%, 10/18/2016 (P)	830,000	829,576
3.750%, 02/25/2023	1,700,000	1,760,593
4.100%, 05/22/2023	1,100,000	1,126,806
4.300%, 01/27/2045	780,000	760,537
4.875%, 11/01/2022	1,140,000	1,232,978
5.500%, 01/26/2020 to 07/24/2020	2,450,000	2,745,810
5.550%, 04/27/2017	805,000	849,615
5.625%, 09/23/2019	1,000,000	1,113,187
5.950%, 12/28/2017	290,000	314,291
6.625%, 04/01/2018	140,000	154,983
7.300%, 05/13/2019	2,490,000	2,900,320
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	300,000	295,500
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	1,080,000	1,075,950
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	868,400
6.875%, 05/01/2021	635,000	661,988

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
National Retail Properties, Inc.
3.300%, 04/15/2023	$1,740,000	$1,685,162
Nationstar Mortgage LLC
6.500%, 07/01/2021	1,085,000	981,925
7.875%, 10/01/2020	1,100,000	1,067,000
9.625%, 05/01/2019	630,000	652,050
NewStar Financial, Inc.
7.250%, 05/01/2020	1,465,000	1,450,350
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	980,000	1,017,975
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	1,048,078
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	975,000	955,963
4.950%, 04/01/2024	2,010,000	2,032,478
5.250%, 01/15/2026 (S)	595,000	611,392
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	770,000	861,747
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,005,400
Prologis International Funding II
4.875%, 02/15/2020 (S)	1,900,000	2,014,051
Prologis LP
4.500%, 08/15/2017	1,250,000	1,318,000
Prudential Financial, Inc.
5.375%, 06/21/2020	700,000	783,270
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	890,000	883,325
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	883,000	937,746
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	910,000	879,288
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,662,000	2,060,880
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	991,281
5.375%, 09/15/2017	1,250,000	1,324,645
5.950%, 09/15/2016	560,000	579,312
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,588,976
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,076,842
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)	700,000	738,500
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	1,220,000	1,220,935
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	2,070,000	2,101,050
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	911,419
Societe Generale SA (8.000% to
09/29/2025, then 5 Year
U.S. ISDAFIX + 5.873%)
09/29/2025 (Q)(S)	1,365,000	1,390,594
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	995,000	1,051,747
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,531,319
Stearns Holdings, Inc.
9.375%, 08/15/2020 (S)	520,000	517,400
Stifel Financial Corp.
4.250%, 07/18/2024	2,555,000	2,571,878
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,021,509
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	595,402
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,550,000	1,931,520
The Allstate Corp. (5.750% to 08/15/2023,
then 3 month LIBOR + 2.938%)
08/15/2053	2,000,000	2,070,420
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,030,432
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,033,875
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	2,200,000	2,259,688
3.750%, 05/22/2025	1,695,000	1,718,679
5.250%, 07/27/2021	1,295,000	1,448,112
5.375%, 03/15/2020	1,000,000	1,113,451
5.950%, 01/18/2018	750,000	814,291
6.150%, 04/01/2018	1,000,000	1,096,692
The Hartford Financial
Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,474,810
6.625%, 03/30/2040	500,000	627,847
The Hartford Financial Services
Group, Inc. (8.125% to 06/15/2018,
then 3 month LIBOR + 4.6025%)
06/15/2038	1,655,000	1,832,913
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022	2,280,000	2,253,429
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,110,000	1,053,113
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	1,440,000	1,564,200
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	300,000	300,421
USB Realty Corp.
1.468%, 01/15/2017 (P)(Q)(S)	830,000	746,481
Ventas Realty LP
3.500%, 02/01/2025	670,000	641,971
3.750%, 05/01/2024	505,000	497,853
4.750%, 06/01/2021	1,290,000	1,372,098

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Vereit Operating Partnership LP
2.000%, 02/06/2017	$400,000	$395,000
Vereit Operating Partnership LP
4.600%, 02/06/2024	3,132,000	3,031,976
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,333,104
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	1,977,000	1,991,828
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,466,014
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,106,063
3.500%, 03/08/2022	1,700,000	1,764,073
5.375%, 11/02/2043	2,000,000	2,169,802
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	1,685,000	1,775,569
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	1,660,000	1,691,125
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	2,214,000	2,324,700
Wells Fargo Bank NA
5.850%, 02/01/2037	930,000	1,119,300
Welltower, Inc.
3.750%, 03/15/2023	570,000	560,144
4.500%, 01/15/2024	2,000,000	2,064,046
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,490,515
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,126,968
		284,543,509
Health care - 2.3%
AbbVie, Inc.
3.600%, 05/14/2025	1,630,000	1,615,281
4.400%, 11/06/2042	2,000,000	1,863,640
Actavis Funding SCS
3.800%, 03/15/2025	2,480,000	2,502,181
4.750%, 03/15/2045	850,000	848,941
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	930,525
Alere, Inc.
7.250%, 07/01/2018	635,000	656,533
Allergan, Inc.
3.375%, 09/15/2020	1,487,000	1,520,456
5.750%, 04/01/2016	400,000	406,128
Anthem, Inc.
3.300%, 01/15/2023	1,500,000	1,482,543
4.650%, 08/15/2044	1,280,000	1,233,335
6.375%, 06/15/2037	415,000	494,177
Celgene Corp.
5.000%, 08/15/2045	1,815,000	1,818,002
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,072,432
6.150%, 11/15/2036	500,000	577,491
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	509,000	498,820
Covidien International Finance SA
6.000%, 10/15/2017	610,000	660,258
Endo Finance LLC
7.750%, 01/15/2022 (S)	413,000	416,098
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (S)	555,000	568,181
HCA, Inc.
4.750%, 05/01/2023	1,000,000	992,500
5.250%, 04/15/2025	1,150,000	1,162,938
7.500%, 02/15/2022	935,000	1,044,863
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,017,830
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	215,000	182,213
5.750%, 08/01/2022 (S)	950,000	840,750
Medco Health Solutions, Inc.
7.125%, 03/15/2018	795,000	882,813
Medtronic, Inc.
4.625%, 03/15/2045	1,280,000	1,324,742
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	980,000	984,900
Mylan, Inc.
2.600%, 06/24/2018	940,000	933,082
Perrigo Company PLC
2.300%, 11/08/2018	2,000,000	1,974,818
Quest Diagnostics, Inc.
4.700%, 03/30/2045	1,250,000	1,126,509
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	380,000	380,950
Select Medical Corp.
6.375%, 06/01/2021	925,000	746,938
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	9,000	9,895
UnitedHealth Group, Inc.
3.750%, 07/15/2025	1,475,000	1,529,786
5.375%, 03/15/2016	15,000	15,207
5.700%, 10/15/2040	1,500,000	1,766,715
5.800%, 03/15/2036	115,000	136,790
WellCare Health Plans, Inc.
5.750%, 11/15/2020	565,000	587,368
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	2,675,000	2,614,157
Zoetis, Inc.
4.500%, 11/13/2025	1,705,000	1,729,827
		42,150,613
Industrials - 4.3%
AerCap Ireland Capital, Ltd.
4.625%, 10/30/2020	350,000	359,625
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	1,325,000	1,113,000
Air Lease Corp.
3.375%, 01/15/2019 (L)	1,305,000	1,321,313
3.875%, 04/01/2021	680,000	686,800
4.750%, 03/01/2020 (L)	2,090,000	2,203,654
5.625%, 04/01/2017	510,000	531,675
Aircastle, Ltd.
5.500%, 02/15/2022	710,000	743,725
6.250%, 12/01/2019	560,000	604,800
7.625%, 04/15/2020	430,000	488,050
America West Airlines 2000-1 Pass
Through Trust
8.057%, 07/02/2020	251,360	282,152

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 01/31/2018 (S)	$1,694,312	$1,787,500
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 01/15/2023	1,874,512	1,998,698
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)	270,696	278,817
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 05/01/2023	1,750,315	1,706,557
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	635,000	646,113
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	1,860,376	1,948,744
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 06/20/2020 (S)	628,368	653,503
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	755,000	773,875
Casella Waste Systems, Inc.
7.750%, 02/15/2019	850,000	854,250
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	946,641
5.500%, 03/15/2016	405,000	410,579
7.150%, 02/15/2019	450,000	521,723
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 01/02/2018	304,229	313,904
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 09/15/2017	130,878	134,478
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 02/02/2019	265,813	284,420
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 04/02/2018	12,432	13,178
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 04/19/2022	1,003,785	1,114,202
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	309,847	325,339
CSX Corp.
7.375%, 02/01/2019	727,000	838,235
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 01/02/2023	1,409,325	1,606,630
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 08/10/2022	779,674	897,109
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 07/02/2018	194,868	209,970
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	602,000	606,515
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	660,000	687,399
EnerSys
5.000%, 04/30/2023 (S)	325,000	324,188
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	1,975,962
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	810,000	793,800
GATX Corp.
5.200%, 03/15/2044	400,000	388,805
General Electric Company
2.700%, 10/09/2022	1,400,000	1,404,557
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 to 11/15/2025 (S)	1,405,000	1,434,850
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	713,375
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	1,300,000	1,326,628
Lockheed Martin Corp.
2.900%, 03/01/2025	1,282,000	1,241,353
4.700%, 05/15/2046	980,000	1,005,305
Masco Corp.
4.450%, 04/01/2025	895,000	878,219
5.850%, 03/15/2017	705,000	736,725
7.125%, 03/15/2020	760,000	880,840
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)	910,000	728,000
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 11/01/2019	708,149	790,486
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	1,020,000	601,800
7.500%, 01/04/2016 (Q)(S)	620,000	399,900
Optimas OE Solutions Holding LLC
8.625%, 06/01/2021 (S)	460,000	434,700
Owens Corning
4.200%, 12/15/2022	1,255,000	1,265,824
Parker Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,085,015
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	1,760,000	1,720,263
Ryder System, Inc.
2.450%, 11/15/2018	1,850,000	1,850,503
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	530,000	535,300
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	569,000	588,915
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053	1,350,000	1,439,100
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,740,000	3,483,900
Textron, Inc.
3.875%, 03/01/2025	590,000	581,960
7.250%, 10/01/2019	720,000	826,290
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,671,590
Trinity Industries, Inc.
4.550%, 10/01/2024	1,840,000	1,739,164
Tutor Perini Corp.
7.625%, 11/01/2018	1,085,000	1,102,631

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Tyco Electronics Group SA
2.375%, 12/17/2018	$2,020,000	$2,029,488
4.875%, 01/15/2021	500,000	542,383
6.550%, 10/01/2017	730,000	793,779
UAL 2009-1 Pass Through Trust
10.400%, 11/01/2016	92,403	98,464
UAL 2009-2A Pass Through Trust
9.750%, 01/15/2017	266,200	282,172
Union Pacific Corp.
4.163%, 07/15/2022	686,000	745,480
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 09/03/2026	1,305,000	1,321,313
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022	1,495,000	1,495,000
United Rentals North America, Inc.
5.500%, 07/15/2025	860,000	860,000
5.750%, 11/15/2024	985,000	994,850
6.125%, 06/15/2023	2,000,000	2,090,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	1,029,040	1,151,495
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 10/01/2024	917,688	1,018,634
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	1,800,000	1,647,000
		76,913,179
Information technology - 0.8%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024 (C)	1,400,000	1,349,566
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	590,000	591,475
Ancestry.com, Inc.
11.000%, 12/15/2020	730,000	792,050
Fidelity National Information
Services, Inc.
5.000%, 10/15/2025	1,140,000	1,181,576
Fiserv, Inc.
3.850%, 06/01/2025	1,386,000	1,398,847
Juniper Networks, Inc.
4.350%, 06/15/2025	1,000,000	983,700
Leidos, Inc.
5.500%, 07/01/2033	825,000	750,994
Micron Technology, Inc.
5.875%, 02/15/2022	940,000	945,386
Qorvo, Inc.
6.750%, 12/01/2023 (S)	540,000	552,150
7.000%, 12/01/2025 (S)	470,000	482,925
QUALCOMM, Inc.
3.450%, 05/20/2025	1,000,000	945,473
Rackspace Hosting, Inc.
6.500%, 01/15/2024 (S)	1,240,000	1,240,000
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	865,000	826,075
VeriSign, Inc.
5.250%, 04/01/2025	900,000	916,812
Zebra Technologies Corp.
7.250%, 10/15/2022	730,000	781,100
		13,738,129
Materials - 1.6%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	157,658
5.870%, 02/23/2022	650,000	660,563
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,745,000	1,738,456
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,025,000	722,625
ArcelorMittal
10.850%, 06/01/2019	740,000	784,400
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	871,087	908,108
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	995,000
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,360,000	1,404,336
Cemex SAB de CV
6.125%, 05/05/2025 (S)	1,160,000	1,063,952
6.500%, 12/10/2019 (S)	1,050,000	1,055,250
CF Industries, Inc.
4.950%, 06/01/2043	730,000	642,447
Commercial Metals Company
7.350%, 08/15/2018	655,000	694,300
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	1,876,358
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,060,538
Glencore Finance Canada, Ltd.
4.950%, 11/15/2021 (S)	1,100,000	915,750
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	635,000	692,903
Methanex Corp.
5.650%, 12/01/2044	1,050,000	859,681
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	710,000	715,325
6.625%, 10/14/2022 (S)	1,120,000	1,151,069
Norbord, Inc.
6.250%, 04/15/2023 (S)	725,000	723,188
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	1,525,000	1,494,500
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	1,585,000	1,378,950
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	850,000	692,750
8.250%, 01/15/2021 (S)	530,000	408,100
The Dow Chemical Company
3.000%, 11/15/2022	460,000	452,213
4.125%, 11/15/2021	1,700,000	1,788,869
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,705,765
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,020,566
Vulcan Materials Company
4.500%, 04/01/2025	408,000	406,980
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	645,000	509,550
		28,680,150
Telecommunication services - 1.7%
America Movil SAB de CV
4.375%, 07/16/2042	1,500,000	1,375,523
AT&T, Inc.
4.350%, 06/15/2045	762,000	666,263
4.750%, 05/15/2046	930,000	872,712
5.350%, 09/01/2040	257,000	256,771

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
AT&T, Inc. (continued)
5.550%, 08/15/2041	$800,000	$822,327
5.600%, 05/15/2018	500,000	545,635
CC Holdings GS V LLC
3.849%, 04/15/2023	1,190,000	1,177,606
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	805,000
Columbus International, Inc.
7.375%, 03/30/2021 (S)	550,000	574,750
Comcel Trust
6.875%, 02/06/2024 (S)	490,000	410,473
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018	870,000	975,859
8.750%, 06/15/2030	227,000	319,967
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	960,000	834,000
Digicel, Ltd.
6.750%, 03/01/2023 (S)	670,000	591,074
GCI, Inc.
6.875%, 04/15/2025	760,000	786,600
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	1,145,000	1,059,125
6.625%, 10/15/2021 (S)	1,000,000	967,500
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	505,000	469,650
Rogers Communications, Inc.
5.450%, 10/01/2043	2,000,000	2,155,564
SBA Tower Trust
2.933%, 12/15/2017 (S)	895,000	902,676
3.598%, 04/15/2018 (S)	2,100,000	2,099,746
5.101%, 04/17/2017 (S)	940,000	956,223
SoftBank Group Corp.
4.500%, 04/15/2020 (S)	950,000	947,625
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	324,000
T-Mobile USA, Inc.
6.125%, 01/15/2022	485,000	494,947
6.250%, 04/01/2021	560,000	574,000
Telecom Italia Capital SA
7.200%, 07/18/2036	760,000	782,800
Verizon Communications, Inc.
4.272%, 01/15/2036	2,045,000	1,886,660
4.400%, 11/01/2034	875,000	829,903
4.522%, 09/15/2048	615,000	562,446
4.672%, 03/15/2055	991,000	882,508
5.012%, 08/21/2054	1,643,000	1,557,249
6.550%, 09/15/2043	905,000	1,093,005
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	750,000	723,750
		30,283,937
Utilities - 2.2%
Appalachian Power Company
7.000%, 04/01/2038	425,000	537,821
Arizona Public Service Company
5.500%, 09/01/2035	222,000	254,666
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	107,000	114,490
Berkshire Hathaway Energy Company
3.750%, 11/15/2023	2,000,000	2,062,762
BVPS II Funding Corp.
8.890%, 06/01/2017	55,000	57,284
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	13,250
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	212,897
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,101,856
Centrica PLC
4.000%, 10/16/2023 (S)	2,000,000	2,001,888
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,384,905
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,074,202
Dynegy, Inc.
6.750%, 11/01/2019	375,000	366,330
7.625%, 11/01/2024	1,505,000	1,429,750
Electricite de France SA
3.625%, 10/13/2025 (S)	840,000	831,670
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	1,075,000	1,038,719
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	1,055,000	950,074
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,029,927
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	287,262
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,521,639
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	875,000	927,176
6.875%, 06/21/2023 (S)	505,000	580,447
7.250%, 01/15/2019 (S)	800,000	891,576
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	507,000
NiSource Finance Corp.
4.800%, 02/15/2044	3,140,000	3,231,939
5.650%, 02/01/2045	2,000,000	2,310,028
NRG Yield Operating LLC
5.375%, 08/15/2024	790,000	716,135
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,726,385
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	531,143
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,080,524
PNPP II Funding Corp.
9.120%, 05/30/2016	26,000	26,532
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,596,630
3.500%, 12/01/2022	1,530,000	1,552,864
PSEG Power LLC
8.625%, 04/15/2031	214,000	273,415
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,124,673
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,271,321
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	859,003

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	$635,000	$704,850
Talen Energy Supply LLC
6.500%, 06/01/2025 (S)	690,000	589,950
TransAlta Corp.
6.650%, 05/15/2018	580,000	608,701
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	766,907
W3A Funding Corp.
8.090%, 01/02/2017	438,773	438,068
		39,586,659
TOTAL CORPORATE BONDS (Cost $703,836,687)		$705,346,709

CAPITAL PREFERRED SECURITIES - 0.6%
Financials - 0.6%
BAC Capital Trust XIV, Series G
4.000%, 12/21/2015 (P)(Q)	1,479,000	1,114,796
Goldman Sachs Capital II
4.000%, 01/04/2016 (P)(Q)	1,950,000	1,394,250
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2037 (S)	375,000	466,875
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2038 (S)	780,000	1,088,100
Sovereign Capital Trust VI
7.908%, 06/13/2036	887,000	905,523
State Street Capital Trust IV
1.337%, 06/15/2037 (P)	1,830,000	1,482,300
SunTrust Preferred Capital I
4.000%, 01/04/2016 (P)(Q)	102,000	79,688
USB Capital IX
3.500%, 01/04/2016 (P)(Q)	725,000	577,281
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	1,950,000	1,968,330
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2037 (S)	1,877,000	1,923,925
		11,001,068
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $10,804,348)		$11,001,068

TERM LOANS (M) - 0.2%
Consumer staples - 0.0%
The Sun Products Corp.
5.500%, 03/23/2020	825,429	783,470
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	435,202	376,450
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	532,910	531,495
GOL LuxCo SA
6.500%, 08/31/2020	885,000	862,875
WP CPP Holdings LLC
4.500%, 12/28/2019	486,250	473,283
		1,867,653
Utilities - 0.1%
ExGen Texas Power LLC
5.750%, 09/16/2021	836,315	635,600
La Frontera Generation LLC
4.500%, 09/30/2020	461,193	438,133
		1,073,733
TOTAL TERM LOANS (Cost $4,422,209)		$4,101,306

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)	835,000	723,841
TOTAL CONVERTIBLE BONDS (Cost $835,000)		$723,841

MUNICIPAL BONDS - 0.2%
Buckeye Ohio Tobacco Settlement
Financing Authority, Series A-2
5.875%, 06/01/2030	850,000	756,517
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	769,009
State of Hawaii Department of Business
Economic Development & Tourism
1.467%, 07/01/2022	1,929,535	1,922,878
TOTAL MUNICIPAL BONDS (Cost $3,238,083)		$3,448,404

COLLATERALIZED MORTGAGE
OBLIGATIONS - 17.2%
Commercial and residential - 14.3%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.801%, 08/25/2035 (P)	623,109	599,545
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.441%, 06/25/2045 (P)	1,223,459	1,139,946
Series 2005-1, Class AHM,
2.549%, 06/25/2045 (P)	935,017	927,171
Series 2004-4, Class 5A,
2.549%, 02/25/2045 (P)	137,829	139,588
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,451,127
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,782,000	4,293,452
AOA Mortgage Trust, Series 2015-1177,
Class C 3.110%, 12/13/2029 (P)(S)	1,435,000	1,400,307
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
2.797%, 09/15/2026 (P)(S)	700,000	692,051
Series 2014-ICTS, Class D,
2.097%, 06/15/2028 (P)(S)	685,000	679,364
Series 2014-ICTS, Class E,
3.147%, 06/15/2028 (P)(S)	390,000	388,718
Series 2015-200P, Class F,
3.716%, 04/14/2033 (P)(S)	1,375,000	1,203,308

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM,
5.448%, 09/10/2047	$1,750,000	$1,789,206
Series 2006-6, Class AJ,
5.421%, 10/10/2045	945,000	958,946
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,698,637
Series 2007-3, Class AJ,
5.730%, 06/10/2049 (P)	1,500,000	1,533,787
Series 2007-3, Class AM,
5.730%, 06/10/2049 (P)	1,000,000	1,047,749
Series 2007-3, Class AMF,
5.317%, 06/10/2049	2,100,000	2,191,710
Series 2007-4, Class AM,
6.002%, 02/10/2051 (P)	2,800,000	2,961,443
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	779,733
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.034%, 10/10/2045 (S)	6,114,650	3,362
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.992%, 10/25/2033 (P)	1,728,346	1,760,057
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.571%, 04/25/2035 (P)(S)	1,461,378	1,341,788
Series 2005-3A, Class A1,
0.541%, 11/25/2035 (P)(S)	876,087	779,134
Series 2005-4A , Class A2,
0.611%, 01/25/2036 (P)(S)	966,536	842,297
Series 2006-1A, Class A2,
0.581%, 04/25/2036 (P)(S)	512,526	438,990
Series 2006-2A, Class A2,
0.501%, 07/25/2036 (P)(S)	932,015	787,631
BBCMS Trust
Series 2015, Class C,
2.197%, 02/15/2028 (P)(S)	705,000	696,404
Series 2015-MSQ, Class D,
4.123%, 09/15/2032 (P)(S)	1,575,000	1,571,300
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
0.921%, 01/25/2035 (P)	1,659,568	1,618,803
Series 2005-1, Class A1,
0.781%, 01/25/2035 (P)	1,066,964	1,038,023
Series 2005-5, Class 1A4,
0.781%, 07/25/2035 (P)	953,606	907,313
Series 2005-7, Class 11A1,
0.761%, 08/25/2035 (P)	2,438,870	2,324,615
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034	1,504,736	1,528,697
Series 2003-AC4, Class A,
5.500%, 09/25/2033	872,770	888,670
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR6, Class X1 IO,
0.608%, 11/11/2041 (S)	6,610,039	110,667
Series 2005-PWR8, Class X1 IO,
0.413%, 06/11/2041 (S)	1,965,448	686
Series 2007-PWR16, Class AJ,
5.912%, 06/11/2040 (P)	700,000	712,858
Series 2004-PWR5, Class X1 IO,
0.721%, 07/11/2042 (S)	30,330	492
Series 2004-T16, Class X1 IO,
0.498%, 02/13/2046 (S)	31,425	227
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.431%, 12/25/2036 (P)	1,006,679	808,059
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.691%, 07/05/2033 (P)(S)	1,000,000	1,015,981
Series 2014-ATLS, Class DFL,
3.192%, 07/05/2033 (P)(S)	1,625,000	1,606,727
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.697%, 08/15/2029 (P)(S)	2,035,000	1,994,835
BWAY Mortgage Trust
Series 2013-1515, Class F,
4.057%, 03/10/2033 (P)(S)	1,670,000	1,544,490
Series 2013-1515, Class XB IO,
0.403%, 03/10/2033 (S)	46,410,000	1,596,606
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	1,210,000	1,152,201
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
3.950%, 05/15/2029 (P)(S)	1,475,000	1,405,422
Series 2015-JWRZ, Class GL1,
3.047%, 05/15/2029 (P)(S)	1,000,000	991,941
Series 2015-JWRZ, Class GL2,
3.885%, 05/15/2029 (P)(S)	1,340,000	1,305,712
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.197%, 12/15/2027 (P)(S)	1,805,000	1,790,987
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.586%, 04/15/2044 (S)	7,437,626	211,896
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (P)(S)	1,075,000	1,029,636
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.599%, 07/20/2034 (P)	302,947	303,508
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E
2.547%, 06/15/2033 (P)(S)	915,000	899,252
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD3, Class AJ,
5.688%, 10/15/2048	500,000	429,064
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	2,450,000	2,513,649
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AJ 5.959%, 05/15/2046 (P)	700,000	705,606
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class D,
4.917%, 02/10/2047 (P)(S)	500,000	468,769
Series 2014-CR16, Class XA IO,
1.415%, 04/10/2047	12,038,230	785,537

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank) (continued)
Series 2015-CR27, Class B,
4.510%, 10/10/2048 (P)	$740,000	$771,884
Commercial Mortgage Trust
(Deutsche Bank)
Series 2007-C9, Class G,
5.989%, 12/10/2049 (P)(S)	800,000	788,249
Series 2012-CR3, Class XA IO,
2.274%, 10/15/2045	32,536,247	3,073,358
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	850,000	938,025
Series 2012-LC4, Class XA IO,
2.573%, 12/10/2044 (S)	5,805,897	569,495
Series 2013-300P, Class D,
4.540%, 08/10/2030 (P)(S)	1,620,000	1,632,609
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	800,000	793,445
Series 2013-CR11, Class B,
5.331%, 10/10/2046 (P)	2,260,000	2,520,901
Series 2013-CR13, Class C,
4.911%, 12/10/2023 (P)	960,000	988,923
Series 2013-CR6, Class XA IO,
1.643%, 03/10/2046	13,670,644	736,052
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,290,000	1,425,122
Series 2014-FL4, Class D,
2.646%, 07/13/2031 (P)(S)	1,555,000	1,534,306
Series 2014-TWC, Class D,
2.447%, 02/13/2032 (P)(S)	1,390,000	1,373,194
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.345%, 08/13/2027 (P)(S)	2,005,000	1,952,708
Commercial Mortgage Trust
(Deutsche Bank/UBS)
Series 2014-UBS2, Class D,
5.182%, 03/10/2047 (P)(S)	1,000,000	942,460
Series 2014-UBS2, Class XA IO,
1.582%, 03/10/2047	10,369,605	802,224
Commercial Mortgage Trust (Goldman
Sachs/Royal Bank of Scotland),
Series 2007-GG11, Class AJ
6.252%, 12/10/2049 (P)	1,230,000	1,250,915
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
1.993%, 08/15/2045	24,089,473	2,111,213
Series 2014-CR15, Class XA IO,
1.479%, 02/10/2047	18,166,070	1,079,257
Series 2014-CR16, Class C,
5.069%, 04/10/2047 (P)	1,435,000	1,464,333
Core Industrial Trust, Series 2015-CALW,
Class F 3.979%, 02/10/2034 (P)(S)	1,575,000	1,476,437
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL,
0.429%, 01/15/2049 (P)	1,000,000	968,211
Series 2007-C3, Class AM,
5.889%, 06/15/2039 (P)	1,550,000	1,587,661
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.825%, 02/15/2038 (S)	4,155,224	3,971
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class D
2.347%, 04/15/2027 (P)(S)	1,965,000	1,940,680
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	721,733	724,283
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,226,943
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.491%, 06/25/2034 (P)	946,680	898,682
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.653%, 07/19/2044 (P)	1,584,392	1,448,470
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.409%, 12/05/2031 (P)(S)	228,253	227,713
Series 2013-ESH5, Class C5,
2.675%, 12/05/2031 (S)	1,150,000	1,147,907
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.188%, 08/25/2034 (P)	615,141	607,556
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.790%, 11/25/2049 (P)(S)	1,055,000	1,119,131
Series 2011-K11, Class B,
4.570%, 12/25/2048 (P)(S)	875,000	927,203
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.495%, 12/15/2019 (P)(S)	735,000	712,434
Series 2015-NRF, Class EFX,
3.495%, 12/15/2019 (P)(S)	2,245,000	2,115,866
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.008%, 06/10/2048 (S)	106,274	0
Great Wolf Trust, Series 2015-WOLF,
Class D 3.697%, 05/15/2034 (P)(S)	1,725,000	1,708,769
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG5, Class AJ,
5.607%, 04/10/2037 (P)	172,105	171,990
Series 2006-GG7, Class AM,
6.021%, 07/10/2038 (P)	1,465,000	1,485,898
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	1,500,000	1,569,924
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ,
5.761%, 04/10/2038 (P)	1,500,000	1,501,724
Series 2010-C2, Class XA IO,
0.374%, 12/10/2043 (S)	37,528,847	282,078
Series 2011-GC5, Class XA IO,
1.809%, 08/10/2044 (S)	23,301,482	1,042,818
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,147,084
Series 2014-NEW, Class D,
3.790%, 01/10/2031 (S)	1,300,000	1,261,042
Series 2015-590M, Class C,
3.805%, 10/10/2035 (P)(S)	1,580,000	1,576,238
Series 2005-GG4, Class XC IO,
0.712%, 07/10/2039 (S)	147,575	81
Series 2006-GG6, Class AM,
5.622%, 04/10/2038 (P)	1,368,679	1,368,747

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.376%, 08/19/2045	$3,848,258	$272,430
Series 2005-9, Class 2A1C,
0.656%, 06/20/2035 (P)	1,551,925	1,423,215
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	5,347,234	87,160
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	5,540,975	83,669
Series 2007-6, Class ES IO,
0.342%, 08/19/2037 (S)	4,297,246	56,724
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.201%, 07/15/2029 (P)(S)	1,475,000	1,456,778
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.942%, 11/05/2030 (P)(S)	1,182,558	1,182,433
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	1,656,000	1,654,370
Series 2013-HLT, Class EFX,
4.602%, 11/05/2030 (P)(S)	1,000,000	1,003,991
Hudsons Bay Simon JV Trust,
Series 2015-HBFL, Class DFL
3.864%, 08/05/2034 (P)(S)	995,000	995,008
Impac Mortgage Holdings, Inc.,
Series 2004-4, Class M2
1.031%, 02/25/2035 (P)	945,000	863,739
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.421%, 12/25/2036 (P)	953,243	895,740
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.372%, 07/25/2035	18,998,942	1,344,648
Series 2005-AR8, Class AX2 IO,
2.406%, 05/25/2035	20,031,489	1,411,200
Series 2005-AR18, Class 1X IO,
2.166%, 10/25/2036	14,336,271	1,308,464
Series 2005-AR18, Class 2X IO,
1.877%, 10/25/2036	18,399,123	753,573
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	24,575,620	1,003,882
JPMBB Commercial
Mortgage Securities Trust
Series 2013-C14, Class XA IO,
1.125%, 08/15/2046	19,285,180	700,428
Series 2014-C19, Class C,
4.832%, 04/15/2047 (P)	2,185,000	2,194,229
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,000,000	2,041,092
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,726,742
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	1,000,673
Series 2007-LD12, Class AM,
6.209%, 02/15/2051 (P)	2,115,000	2,237,942
Series 2011-C3A, Class XA IO,
1.282%, 02/15/2046 (S)	21,777,581	723,632
Series 2011-C4, Class XA IO,
1.623%, 07/15/2046 (S)	30,497,090	972,857
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	24,735,000	2,021,676
Series 2014-FBLU, Class D,
2.797%, 12/15/2028 (P)(S)	1,730,000	1,730,027
Series 2014-FL5, Class C,
2.297%, 07/15/2031 (P)(S)	2,475,000	2,464,727
Series 2014-INN, Class F,
4.197%, 06/15/2029 (P)(S)	2,125,000	2,101,366
Series 2014-PHH, Class C,
2.297%, 08/15/2027 (P)(S)	1,985,000	2,001,148
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (S)	1,625,000	1,628,021
Series 2015-SG, Class B,
2.947%, 07/15/2036 (P)(S)	1,145,000	1,147,072
Series 2015-UES, Class E,
3.621%, 09/05/2032 (P)(S)	1,000,000	940,663
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,192,075	1,219,106
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	3,707,722	3,813,876
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ,
5.276%, 02/15/2041 (P)	800,000	800,002
Series 2006-C4, Class AJ,
6.036%, 06/15/2038 (P)	950,000	965,761
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	1,000,000	1,013,494
Series 2007-C7, Class AJ,
6.449%, 09/15/2045 (P)	1,300,000	1,344,838
Series 2004-C1, Class XCL IO,
0.583%, 01/15/2036 (S)	4,607,600	8,599
Series 2005-C1, Class XCL IO,
0.459%, 02/15/2040 (S)	45,289	234
Lehman Brothers Small Balance
Commercial, Series 2005-1A, Class A
0.471%, 02/25/2030 (P)(S)	1,005,984	935,567
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.321%, 11/25/2034 (P)	1,120,000	1,083,238
Series 2004-13, Class 2A1,
2.770%, 04/21/2034 (P)	244,477	245,629
Series 2004-8, Class 5A1,
2.642%, 08/25/2034 (P)	216,605	215,349
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	806,954	837,820
Merrill Lynch Mortgage Investors Trust,
Series 2005-2, Class 1A
1.673%, 10/25/2035 (P)	1,080,793	1,048,383
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.490%, 02/12/2051 (S)	44,159,389	287,681
Series 2005-CIP1, Class XC IO,
0.038%, 07/12/2038 (S)	12,341,441	12
Series 2006-C2, Class X IO,
0.546%, 08/12/2043 (S)	13,209,632	28,905
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,830,594
Series 2007-5, Class AMFL,
0.377%, 08/12/2048 (P)(S)	1,000,000	949,818

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch/Countrywide Commercial
Mortgage Trust (continued)
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	$3,050,000	$3,124,349
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.961%, 08/15/2045 (S)	18,272,791	1,272,928
Series 2012-C6, Class XA IO,
2.238%, 11/15/2045 (S)	14,142,469	1,097,023
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,019,786
Series 2013-C7, Class C,
4.321%, 02/15/2046 (P)	899,000	904,808
Series 2013-C7, Class XA IO,
1.806%, 02/15/2046	29,143,964	2,137,975
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	745,000	752,144
Morgan Stanley Capital I Trust
Series 2006-T23, Class A4,
6.019%, 08/12/2041 (P)	538,018	545,367
Series 2007-IQ14, Class AM,
5.865%, 04/15/2049 (P)	3,595,000	3,703,359
Series 2011-C3, Class XA IO,
1.352%, 07/15/2049 (S)	18,719,837	518,019
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,470,819
Series 2014-150E, Class D,
4.438%, 09/09/2032 (P)(S)	3,385,000	3,463,559
Series 2015, Class XLF1 C,
2.397%, 08/14/2031 (P)(S)	1,635,000	1,624,792
Series 2005-IQ9, Class X1 IO,
1.484%, 07/15/2056 (S)	111,582	1,575
Series 2005-T17, Class X1 IO,
0.935%, 12/13/2041 (S)	137,752	537
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.905%, 08/25/2034 (P)	1,247,249	1,233,945
MortgageIT Trust, Series 2005-2,
Class 1A2 0.551%, 05/25/2035 (P)	759,702	709,247
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034	216,734	224,076
Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through Certificates
Series 2005-2, Class M2,
0.671%, 04/25/2035 (P)	1,190,000	1,083,256
Series 2005-3, Class APT,
0.511%, 07/25/2035 (P)	1,296,474	1,263,375
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.424%, 12/25/2045	9,734,579	1,331,484
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	1,045	1,054
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.407%, 05/20/2035 (P)	3,330	3,044
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.671%, 11/25/2023 (P)	1,124,939	1,124,939
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	900,000	927,097
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.963%, 10/10/2036 (P)(S)	925,000	905,950
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	850,000	909,652
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.874%, 05/10/2063 (S)	22,654,975	1,474,350
VNDO Mortgage Trust,
Series 2013-PENN, Class D
4.079%, 12/13/2029 (P)(S)	1,919,000	1,949,223
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C21, Class AJ,
5.469%, 10/15/2044 (P)	656,407	655,835
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	2,000,000	2,002,291
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	1,500,000	1,505,530
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,000,000	2,085,716
Series 2007-C33, Class AJ,
6.150%, 02/15/2051 (P)	1,000,000	1,021,314
Series 2005-C17, Class XC IO,
0.228%, 03/15/2042 (S)	1,897,230	8,291
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.621%, 06/25/2044 (P)	927,963	860,084
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	941,425	990,212
Series 2005-AR19, Class A1A2,
0.511%, 12/25/2045 (P)	1,321,174	1,215,569
Series 2005-AR2, Class 2A1B,
0.591%, 01/25/2045 (P)	2,180,166	1,978,261
Series 2005-AR2, Class 2A3,
0.571%, 01/25/2045 (P)	696,631	644,915
Series 2005-AR8, Class 2AB2,
0.641%, 07/25/2045 (P)	2,607,972	2,370,333
Series 2005-AR8, Class 2AB3,
0.581%, 07/25/2045 (P)	774,585	699,797
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	6,989	7,080
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.800%, 03/18/2028 (P)(S)	4,125,000	4,061,126
Series 2013-BTC, Class E,
3.668%, 04/16/2035 (P)(S)	2,735,000	2,552,710
Series 2015-LC22, Class B,
4.690%, 09/15/2058 (P)	1,000,000	1,045,800
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.743%, 03/25/2035 (P)	748,512	747,160
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO,
1.161%, 02/15/2044 (S)	61,093,448	1,628,085
Series 2011-C3, Class XA IO,
1.718%, 03/15/2044 (S)	38,466,765	1,682,202
Series 2012-C10, Class XA IO,
1.910%, 12/15/2045 (S)	8,647,857	723,236

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial
Mortgage Trust (continued)
Series 2012-C9, Class XA IO,
2.332%, 11/15/2045 (S)	$25,137,050	$2,377,130
Series 2013-C15, Class B,
4.630%, 08/15/2046 (P)	1,505,000	1,586,760
Series 2013-C15, Class C,
4.630%, 08/15/2046 (P)	1,000,000	1,015,099
Series 2013-C16, Class B,
5.148%, 09/15/2046 (P)	635,000	692,504
Series 2013-C16, Class XA IO,
1.187%, 09/15/2046	15,360,332	711,326
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
2.768%, 11/15/2029 (P)(S)	192,823	190,965
		255,681,182
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2,
2.071%, 10/25/2027 (P)	1,255,000	1,240,812
Series 2015-DNA1, Class M3,
3.521%, 10/25/2027 (P)	425,000	405,966
Series 290, Class IO,
3.500%, 11/15/2032	4,496,737	758,676
Series 3387, Class SB IO,
6.223%, 11/15/2037	6,366,466	1,183,137
Series 3632, Class AP,
3.000%, 02/15/2040	2,631,445	2,703,018
Series 3830, Class NI IO,
4.500%, 01/15/2036	3,948,283	260,946
Series K005, Class AX IO,
1.555%, 11/25/2019	28,284,443	1,321,155
Series K006, Class BX1 IO,
5.532%, 02/25/2020	4,480,310	890,688
Series K010, Class X1 IO,
0.484%, 10/25/2020	34,572,551	358,362
Series K011, Class X1 IO,
0.467%, 11/25/2020	54,341,310	718,729
Series K014, Class X1 IO,
1.404%, 04/25/2021	14,840,349	828,368
Series K015, Class X1 IO,
1.800%, 07/25/2021	20,374,204	1,553,486
Series K017, Class X1 IO,
1.568%, 12/25/2021	24,251,183	1,646,129
Series K018, Class X1 IO,
1.557%, 01/25/2022	10,521,207	722,408
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,004,116
Series K021, Class X1 IO,
1.627%, 06/25/2022	16,556,766	1,308,561
Series K022, Class X1 IO,
1.415%, 07/25/2022	30,546,517	2,082,497
Series K024, Class X1 IO,
1.011%, 09/25/2022	10,968,305	528,019
Series K026, Class X1 IO,
1.166%, 11/25/2022	13,547,341	786,000
Series K038, Class A2,
3.389%, 03/25/2024	3,600,000	3,803,651
Series K705, Class X1 IO,
1.877%, 09/25/2018	15,348,980	645,515
Series K707, Class X1 IO,
1.677%, 12/25/2018	11,282,565	452,936
Series K709, Class X1 IO,
1.660%, 03/25/2019	32,729,940	1,413,734
Series K710, Class X1 IO,
1.903%, 05/25/2019	43,841,269	2,253,314
Series KAIV, Class X1 IO,
1.344%, 06/25/2021	25,353,939	1,432,105
Series KS01, Class X1 IO,
1.678%, 01/25/2023	16,384,429	1,105,703
Series KS03, Class X IO,
0.438%, 08/25/2025	39,216,434	782,352
Series T-41, Class 3A,
6.053%, 07/25/2032 (P)	1,779	2,033
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	370	426
Series 2011-118, Class CD,
3.500%, 10/25/2039	3,398,928	3,528,773
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,030,150	1,080,553
Series 2011-86, Class NA,
4.000%, 01/25/2041	1,825,205	1,878,156
Series 2012-103, Class PS IO,
6.429%, 04/25/2042	3,350,800	706,002
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,521,502	791,622
Series 2012-30, Class PB,
2.250%, 10/25/2040	2,346,961	2,337,355
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,269,029	2,188,301
Series 2012-M5, Class X IO,
0.724%, 02/25/2022	32,464,754	992,947
Series 2012-MB, Class X1 IO,
2.238%, 12/25/2019	10,521,380	493,806
Series 2013-M11, Class SA IO,
6.449%, 01/25/2018	6,748,218	282,271
Series 2002-W3, Class A5,
7.500%, 11/25/2041	13,369	15,573
Government National
Mortgage Association
Series 2008-90, Class IO,
0.730%, 12/16/2050	6,672,811	584,110
Series 2012-114, Class IO,
0.931%, 01/16/2053	19,611,889	1,417,636
Series 2012-120, Class IO,
0.910%, 02/16/2053	15,825,277	1,021,634
Series 2012-125, Class IO,
0.573%, 02/16/2053	18,245,918	882,155
Series 2012-70, Class IO,
0.656%, 08/16/2052	11,070,662	480,991
Series 2013-63, Class IO,
0.759%, 09/16/2051	18,855,873	1,128,560
		52,003,287
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $305,871,212)		$307,684,469

ASSET BACKED SECURITIES - 10.9%
ABCLO 2007-1, Ltd., Series 2007-1A,
Class C 2.171%, 04/15/2021 (P)(S)	2,000,000	1,979,372
ACA CLO, Ltd., Series 2007-1A, Class E
5.039%, 06/15/2022 (P)(S)	1,096,477	1,041,354

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.896%, 05/25/2035 (P)	$760,000	$730,856
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.671%, 10/25/2035 (P)	2,915,000	2,652,214
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.453%, 05/10/2032 (P)(S)	337,301	333,624
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	2,385,000	2,385,316
Series 2015-1, Class A4,
1.750%, 05/15/2020	1,725,000	1,723,301
Ally Master Owner Trust
Series 2012-4, Class A,
1.720%, 07/15/2019	1,380,000	1,384,895
Series 2015-3, Class A,
1.630%, 05/15/2020	2,515,000	2,500,179
Alterna Funding I LLC, Series 2014-1A
1.639%, 02/15/2021 (S)	543,100	542,671
American Express Credit Account
Master Trust, Series 2014-4, Class A
1.430%, 06/15/2020	2,505,000	2,509,539
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.631%, 01/25/2036 (P)	1,100,000	1,035,352
Series 2005-R3, Class M2,
0.691%, 05/25/2035 (P)	1,070,000	1,014,154
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	42	45
Apidos CDO IV, Series 2006-4A, Class E
3.923%, 10/27/2018 (P)(S)	700,000	682,926
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.559%, 05/14/2020 (P)(S)	1,000,000	961,747
Apidos Quattro CDO, Series 2006-QA,
Class E 3.917%, 01/20/2019 (P)(S)	500,000	490,050
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	3,455,000	3,524,885
Arby’s Funding LLC, Series 2015-1A,
Class A2 4.969%, 10/30/2045 (S)	2,120,000	2,124,466
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.301%, 01/25/2034 (P)	525,852	486,511
Series 2004-W6, Class M1,
1.046%, 05/25/2034 (P)	480,342	457,692
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,120,328
Bank of the West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	2,035,000	2,027,826
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	2,045,000	2,033,411
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.470%, 07/14/2022 (P)(S)	1,250,000	1,216,523
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041	1,239,013	1,291,472
Blue Hill CLO, Ltd., Series 2013-1A,
Class E 4.921%, 01/15/2026 (P)(S)	1,000,000	716,808
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2,
0.461%, 07/25/2036 (P)(S)	2,214,881	2,084,218
Series 2006-1A, Class A3,
0.571%, 07/25/2036 (P)(S)	1,315,000	1,126,017
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.521%, 06/27/2033 (P)(S)	1,365,349	1,241,136
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	1,770,000	1,773,385
Series 2015-2, Class A4,
1.750%, 01/15/2021	2,015,000	1,993,235
Canaras Summit CLO, Ltd.,
Series 2007-1A, Class E
4.695%, 06/19/2021 (P)(S)	1,250,000	1,248,760
Capital One Multi-Asset Execution Trust,
Series 2015-A5, Class A5
1.600%, 05/17/2021	2,330,000	2,331,832
CarMax Auto Owner Trust, Series 2015-2,
Class A4 1.800%, 03/15/2021	975,000	971,772
Chase Issuance Trust
Series 2014-A7, Class A,
1.380%, 11/15/2019	2,735,000	2,734,687
Series 2015, Class A2A,
1.590%, 02/18/2020	2,575,000	2,582,087
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	900,000	897,582
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	1,115,000	1,198,912
Series 2014-A8, Class A8,
1.730%, 04/09/2020	2,860,000	2,873,042
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
5.477%, 06/25/2037	382,976	395,477
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,893,313	3,949,253
CNH Equipment Trust, Series 2015-C,
Class A3 1.660%, 11/16/2020	2,905,000	2,908,360
COA Caerus CLO, Ltd., Series 2007-6A,
Class D 7.071%, 12/13/2019 (P)(S)	1,000,000	999,581
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,243,358	1,320,756
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.286%, 02/25/2035	877,081	888,567
Credit Suisse Mortgage Trust,
Series 2006-CF2, Class M1
0.691%, 05/25/2036 (P)(S)	1,479,126	1,445,625
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.641%, 07/25/2035 (P)	605,000	585,547
Series 2006-MH1, Class B1,
5.372%, 10/25/2036 (S)	460,000	414,893
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,631,667	1,611,477
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	4,848,363	4,868,401

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	$3,620,000	$3,623,388
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	1,540,000	1,510,516
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.911%, 11/25/2035 (P)	1,295,000	1,265,156
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.196%, 12/25/2034 (P)	1,010,913	907,185
Foothill CLO, Ltd., Series 2007-1A,
Class E 3.878%, 02/22/2021 (P)(S)	1,350,000	1,328,512
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	1,470,000	1,472,534
Series 2015-A, Class A4,
1.640%, 06/15/2020	1,175,000	1,175,501
Series 2015-B, Class A4,
1.580%, 08/15/2020	1,235,000	1,231,398
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	2,275,000	2,267,356
Series 2014-4, Class A1,
1.400%, 08/15/2019	2,905,000	2,897,642
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,609,224
Gale Force 4 CLO, Ltd., Series 2007-4A,
Class D 3.870%, 08/20/2021 (P)(S)	1,000,000	1,000,323
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	640,000	643,566
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	675,000	672,799
Series 2015-2, Class A4,
1.850%, 07/22/2019	2,213,000	2,205,210
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	1,390,000	1,379,798
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.721%, 04/15/2019 (P)(S)	2,000,000	1,925,106
Goldentree Loan Opportunities V, Ltd.,
Series 2007-5A, Class E
5.315%, 10/18/2021 (P)(S)	1,100,000	1,091,132
Greens Creek Funding, Ltd.,
Series 2007-1A, Class C
2.565%, 04/18/2021 (P)(S)	1,000,000	972,400
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.491%, 10/25/2035 (P)	1,215,509	1,146,068
GSAA Trust, Series 2005-10, Class M3
0.771%, 06/25/2035 (P)	1,630,000	1,568,413
GSC Group CDO Fund VIII, Ltd.,
Series 2007-8A, Class C
1.790%, 04/17/2021 (P)(S)	1,000,000	979,111
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.521%, 03/25/2035 (P)(S)	1,362,921	1,337,710
Halcyon Loan Investors CLO I, Inc.,
Series 2006-1A, Class D
3.870%, 11/20/2020 (P)(S)	700,000	672,840
HarbourView CLO VI, Ltd.,
Series HARV6-6A, Class D
4.026%, 12/27/2019 (P)(S)	1,500,000	1,502,540
Harch CLO III, Ltd., Series 2007-1A,
Class D 2.074%, 04/17/2020 (P)(S)	1,300,000	1,265,042
Home Equity Asset Trust, Series 2005-1,
Class M4 1.241%, 05/25/2035 (P)	875,000	840,870
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	3,500,000	3,495,431
Series 2015-2, Class A4,
1.470%, 08/23/2021	1,790,000	1,781,636
Series 2015-3, Class A4,
1.560%, 10/18/2021	1,835,000	1,830,655
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	1,700,000	1,698,177
Series 2015, Class AA4,
1.650%, 12/15/2021	935,000	934,638
KVK CLO, Ltd., Series 2012-1A, Class E
6.571%, 07/15/2023 (P)(S)	1,300,000	1,270,473
LCM V, Ltd., Series 5A, Class D
1.015%, 03/21/2019 (P)(S)	742,442	741,977
LCM VI, Ltd., Series 6A, Class E
4.575%, 05/28/2019 (P)(S)	1,100,000	1,100,000
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
0.741%, 06/25/2035 (P)	1,083,138	1,038,451
Series 2005-WMC1, Class M1,
0.971%, 09/25/2035 (P)	640,103	605,850
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	929,760	926,843
Mountain View CLO II, Ltd.,
Series 2006-2A, Class B
0.721%, 01/12/2021 (P)(S)	1,000,000	953,516
MVW Owner Trust
Series 2014-1A, Class A,
2.250%, 09/22/2031 (S)	463,147	460,339
Series 2015-1A, Class A,
2.520%, 12/20/2032 (S)	1,304,015	1,296,002
Nantucket CLO, Ltd., Series 2006-1A,
Class E 4.132%, 11/24/2020 (P)(S)	1,000,000	977,090
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.501%, 09/25/2036 (P)	2,030,000	1,888,022
Nautique Funding, Ltd., Series 2006-1A,
Class D 4.321%, 04/15/2020 (P)(S)	1,000,000	962,231
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
0.896%, 03/25/2035 (P)	2,125,000	1,968,864
Series 2005-2, Class M2,
0.671%, 06/25/2035 (P)	2,450,000	2,321,316
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	2,545,000	2,533,502
Octagon Investment Partners XI, Ltd.
Series 2007-1A, Class B,
1.143%, 08/25/2021 (P)(S)	1,000,000	944,239
Series 2007-1A, Class C,
2.393%, 08/25/2021 (P)(S)	750,000	711,620
OHA Credit Partners VIII, Ltd.,
Series 2013-8A, Class E
4.717%, 04/20/2025 (P)(S)	500,000	407,574

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	$1,345,000	$1,344,001
RASC Series Trust, Series 2005-KS7,
Class M4 0.801%, 08/25/2035 (P)	2,000,000	1,894,461
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035	1,885,000	1,892,704
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.371%, 09/25/2036 (P)	1,983,374	1,837,211
Shasta CLO, Ltd., Series 2007-1A,
Class B2L 3.867%, 04/20/2021 (P)(S)	1,500,000	1,466,277
Shinnecock CLO, Series 2006-1A,
Class D 2.121%, 07/15/2018 (P)(S)	1,400,000	1,374,264
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	1,081,381	1,084,689
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	901,967	924,916
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.661%, 11/25/2035 (P)	955,000	902,436
Specialty Underwriting &
Residential Finance Trust
Series 2005-AB1, Class M1,
0.866%, 03/25/2036 (P)	648,251	637,319
Series 2006-BC1, Class A2D,
0.521%, 12/25/2036 (P)	2,280,000	2,215,194
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
0.941%, 02/25/2035 (P)(S)	1,485,000	1,396,428
Series 2005-2, Class M2,
0.956%, 03/25/2035 (P)	2,245,000	2,099,440
Structured Asset Securities Company,
Series 2005-AR1, Class M1
0.651%, 09/25/2035 (P)	775,000	734,581
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	2,070,000	2,061,705
Symphony CLO IV, Ltd., Series 2007-4A,
Class D 3.565%, 07/18/2021 (P)(S)	1,000,000	991,061
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	942,500	942,306
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	1,975,875	1,974,954
Telos CLO, Ltd., Series 2007-2A, Class D
2.521%, 04/15/2022 (P)(S)	1,000,000	979,789
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	1,165,000	1,166,026
Series 2015-B, Class A4,
1.740%, 09/15/2020	1,715,000	1,722,941
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	1,360,000	1,344,137
Voya CLO III, Ltd., Series 2006-3A,
Class D 3.817%, 12/13/2020 (P)(S)	850,000	822,851
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	2,875,000	2,888,502
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	1,400,000	1,412,027
Westgate Resorts LLC
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	558,091	560,881
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	278,319	280,510
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	2,051,735	2,028,653
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	1,314,605	1,302,511
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	731,321	728,761
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	1,090,576	1,081,934
Series 2015-2A, Class B,
4.000%, 07/20/2028 (S)	2,370,000	2,366,297
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	1,390,000	1,389,070
TOTAL ASSET BACKED SECURITIES (Cost $193,760,758)		$194,600,742

PREFERRED SECURITIES - 0.6%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$451,487
Financials - 0.5%
Ally Financial, Inc., 7.000% (S)	1,440	1,449,990
Discover Financial Services, 6.500%	31,500	823,725
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%) (L)	26,000	741,000
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	76,423	1,948,787
Regions Financial Corp., 6.375%	41,628	1,064,844
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	32,950	830,670
Wells Fargo & Company,
Series L, 7.500%	483	563,903
Weyerhaeuser Company, 6.375%	5,600	296,744
		7,719,663
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	29,102	1,409,701
Exelon Corp., 6.500%	13,538	540,978
		1,950,679
TOTAL PREFERRED SECURITIES (Cost $10,308,430)		$10,121,829

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers
Holdings, Inc., 01/26/2017 (I)	1,120,000	84,000
TOTAL ESCROW CERTIFICATES (Cost $0)		$84,000

SECURITIES LENDING COLLATERAL - 0.2%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	307,417	$3,075,832
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,075,729)		$3,075,832

SHORT-TERM INVESTMENTS - 6.9%

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 6.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	107,687,403	$107,687,403
Repurchase agreement - 0.9%
Barclays Tri-Party Repurchase Agreement
dated 11/30/2015 at 0.100% to be
repurchased at $14,884,041 on
12/01/2015, collateralized by $100
U.S. Treasury Notes, 2.250% due
11/15/2024 (valued at $100, including
interest) and $12,550,900 U.S. Treasury
Inflation Indexed Notes, 2.000% -
2.625% due 01/15/2016 to 07/15/2017
(valued at $15,181,642,
including interest)	$14,884,000	$14,884,000
Repurchase Agreement with State
Street Corp. dated 11/30/2015 at
0.000% to be repurchased at $416,000
on 12/01/2015, collateralized by
$420,000 U.S. Treasury Notes, 1.500%
due 12/31/2018 (valued at $425,250,
including interest)	416,000	416,000
		15,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $122,987,403)		$122,987,403
Total Investments (Active Bond Fund)
(Cost $1,849,159,488) - 103.9%		$1,862,570,883
Other assets and liabilities, net - (3.9%)		(69,997,253)
TOTAL NET ASSETS - 100.0%		$1,792,573,630

All Cap Core Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 100.6%
Consumer discretionary - 13.0%
Auto components - 0.4%
Cooper Tire & Rubber Company	69,000	$2,897,310
Automobiles - 1.0%
General Motors Company	194,100	7,026,420
Diversified consumer services - 0.1%
Steiner Leisure, Ltd. (I)	12,300	773,424
Hotels, restaurants and leisure - 3.1%
Boyd Gaming Corp. (I)	357,100	6,995,589
Carnival Corp.	90,100	4,552,753
Carrols Restaurant Group, Inc. (I)	45,300	545,412
Dave & Buster’s Entertainment, Inc. (I)	31,200	1,196,208
Eldorado Resorts, Inc. (I)	7,700	74,613
Isle of Capri Casinos, Inc. (I)	48,800	899,872
McDonald’s Corp.	8,300	947,528
Penn National Gaming, Inc. (I)	4,600	73,370
Royal Caribbean Cruises, Ltd.	24,000	2,222,640
Starbucks Corp.	58,400	3,585,176
		21,093,161
Household durables - 0.4%
NVR, Inc. (I)	1,595	2,683,556
ZAGG, Inc. (I)	12,800	132,096
		2,815,652
Internet and catalog retail - 1.6%
Amazon.com, Inc. (I)	11,260	7,485,648
Expedia, Inc.	28,300	3,484,013
		10,969,661
Leisure products - 0.4%
Smith & Wesson Holding Corp. (I)	100,000	1,834,000
Sturm Ruger & Company, Inc.	16,700	870,070
		2,704,070
Media - 2.3%
Cablevision Systems Corp., Class A	69,600	2,122,800
Comcast Corp., Class A	1,400	85,204
Sirius XM Holdings, Inc. (I)	793,800	3,262,518
The Walt Disney Company	46,000	5,219,620
Thomson Reuters Corp.	96,100	3,876,674
Time Warner Cable, Inc.	1,600	295,632
World Wrestling
Entertainment, Inc., Class A (L)	54,700	929,353
		15,791,801
Multiline retail - 0.8%
J.C. Penney Company, Inc. (I)(L)	97,700	778,669
Target Corp.	68,700	4,980,750
		5,759,419
Specialty retail - 2.4%
Best Buy Company, Inc.	87,500	2,780,750
Lowe’s Companies, Inc.	2,400	183,840
O’Reilly Automotive, Inc. (I)	9,800	2,585,926
The Children’s Place, Inc.	26,400	1,275,648
The Home Depot, Inc.	70,300	9,411,764
		16,237,928
Textiles, apparel and luxury goods - 0.5%
NIKE, Inc., Class B	23,100	3,055,668
		89,124,514
Consumer staples - 6.8%
Beverages - 0.7%
Constellation Brands, Inc., Class A	3,700	518,962
Dr. Pepper Snapple Group, Inc.	47,500	4,263,125
PepsiCo, Inc.	2,700	270,432
		5,052,519
Food and staples retailing - 0.9%
CVS Health Corp.	32,000	3,010,880
Ingles Markets, Inc., Class A	24,700	1,345,409
The Kroger Company	55,200	2,078,832
		6,435,121
Food products - 2.4%
Cal-Maine Foods, Inc. (L)	89,200	4,862,292
Campbell Soup Company	35,200	1,838,848
Dean Foods Company	35,800	671,608
Fresh Del Monte Produce, Inc.	3,100	135,501
John B. Sanfilippo & Son, Inc.	1,400	80,570
Post Holdings, Inc. (I)	122,800	8,537,056
		16,125,875
Household products - 0.9%
Central Garden & Pet Company, Class A (I)	55,200	871,608
The Clorox Company	43,300	5,382,190
		6,253,798
Personal products - 0.1%
USANA Health Sciences, Inc. (I)	2,500	334,850

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco - 1.8%
Altria Group, Inc.	101,500	$5,846,400
Reynolds American, Inc.	135,500	6,266,875
Universal Corp.	9,600	542,784
		12,656,059
		46,858,222
Energy - 7.5%
Energy equipment and services - 1.5%
Ensco PLC, Class A	125,800	2,153,696
Noble Corp., PLC (L)	115,100	1,527,377
Rowan Companies PLC, Class A	163,600	3,325,988
Schlumberger, Ltd.	46,200	3,564,330
		10,571,391
Oil, gas and consumable fuels - 6.0%
Alon USA Energy, Inc.	6,200	109,058
EOG Resources, Inc.	8,800	734,184
Exxon Mobil Corp.	29,800	2,433,468
HollyFrontier Corp.	5,300	254,824
Marathon Petroleum Corp.	117,900	6,886,539
Newfield Exploration Company (I)	105,800	4,047,908
Nordic American Tankers, Ltd. (L)	460,700	6,818,360
Phillips 66	9,000	823,770
Tesoro Corp.	78,600	9,052,362
Valero Energy Corp.	136,400	9,801,704
		40,962,177
		51,533,568
Financials - 16.3%
Banks - 5.3%
Banc of California, Inc.	23,900	358,978
Bank of America Corp.	602,300	10,498,089
Citigroup, Inc.	180,200	9,747,018
Customers Bancorp, Inc. (I)	6,800	210,800
Enterprise Financial Services Corp.	3,400	99,620
First Citizens BancShares, Inc., Class A	5,600	1,483,552
First Niagara Financial Group, Inc.	9,300	100,254
First Republic Bank	11,600	798,776
Great Southern Bancorp, Inc.	2,300	116,978
Heartland Financial USA, Inc.	16,500	628,815
Popular, Inc.	95,400	2,834,334
SunTrust Banks, Inc.	214,500	9,313,589
		36,190,803
Capital markets - 0.8%
Interactive Brokers Group, Inc., Class A	38,100	1,652,016
INTL. FCStone, Inc. (I)	60,900	2,166,822
The Bank of New York Mellon Corp.	37,800	1,657,152
		5,475,990
Consumer finance - 0.9%
Cash America International, Inc.	85,300	2,878,875
OneMain Holdings, Inc. (I)	63,100	3,057,826
		5,936,701
Diversified financial services - 2.2%
CBOE Holdings, Inc.	26,200	1,891,902
CME Group, Inc.	25,500	2,490,075
FactSet Research Systems, Inc.	40,200	6,815,106
MarketAxess Holdings, Inc.	7,400	790,172
McGraw Hill Financial, Inc.	14,500	1,398,815
MSCI, Inc.	22,900	1,605,748
		14,991,818
Insurance - 4.0%
Alleghany Corp. (I)	4,617	2,351,715
Cincinnati Financial Corp.	63,400	3,874,374
Markel Corp. (I)	1,313	1,188,488
StanCorp Financial Group, Inc.	28,100	3,193,284
The Chubb Corp.	64,700	8,445,291
The Progressive Corp.	274,600	8,463,172
		27,516,324
Real estate investment trusts - 2.6%
Annaly Capital Management, Inc.	762,600	7,305,708
CoreSite Realty Corp.	11,600	679,412
Digital Realty Trust, Inc.	17,500	1,261,925
Equinix, Inc.	2,354	697,961
Extra Space Storage, Inc.	22,400	1,876,000
Four Corners Property Trust, Inc. (I)	4,933	97,680
Public Storage	1,400	336,084
Simon Property Group, Inc.	32,000	5,959,680
		18,214,450
Real estate management and development - 0.4%
CBRE Group, Inc., Class A (I)	42,000	1,573,740
Jones Lang LaSalle, Inc.	5,000	830,600
Marcus & Millichap, Inc. (I)	7,400	242,794
RE/MAX Holdings, Inc., Class A	6,600	247,566
		2,894,700
Thrifts and mortgage finance - 0.1%
Flagstar Bancorp, Inc. (I)	16,200	397,872
NMI Holdings, Inc., Class A (I)	31,600	233,524
		631,396
		111,852,182
Health care - 16.2%
Biotechnology - 2.8%
Amgen, Inc.	35,700	5,751,270
Gilead Sciences, Inc.	109,200	11,570,832
Regeneron Pharmaceuticals, Inc. (I)	3,327	1,811,552
		19,133,654
Health care equipment and supplies - 0.5%
Hologic, Inc. (I)	82,500	3,328,875
LeMaitre Vascular, Inc.	5,700	87,951
		3,416,826
Health care providers and services - 5.3%
Aetna, Inc.	88,100	9,052,275
Amedisys, Inc. (I)	26,900	1,091,871
Amsurg Corp. (I)	24,400	2,051,064
Cardinal Health, Inc.	1,400	121,590
Centene Corp. (I)	143,400	8,281,350
Cigna Corp.	31,300	4,224,874
Express Scripts Holding Company (I)	17,500	1,495,900
Health Net, Inc. (I)	58,600	3,707,036
Humana, Inc.	17,400	2,934,684
LHC Group, Inc. (I)	18,700	870,485
Molina Healthcare, Inc. (I)	42,700	2,573,102
		36,404,231
Health care technology - 0.1%
MedAssets, Inc. (I)	18,800	566,444
Life sciences tools and services - 1.9%
Cambrex Corp. (I)	81,600	4,376,208
INC Research Holdings, Inc. (I)	13,100	619,630
Mettler-Toledo International, Inc. (I)	600	205,668

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Waters Corp. (I)	59,300	$7,876,226
		13,077,732
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Company	15,700	1,052,057
Depomed, Inc. (I)(L)	75,000	1,458,000
Eli Lilly & Company	120,000	9,844,800
Johnson & Johnson	83,100	8,413,044
Merck & Company, Inc.	113,400	6,011,334
Pfizer, Inc.	345,100	11,308,927
Sucampo Pharmaceuticals, Inc., Class A (I)	13,500	231,525
		38,319,687
		110,918,574
Industrials - 11.9%
Aerospace and defense - 3.3%
General Dynamics Corp.	50,900	7,454,814
National Presto Industries, Inc.	2,500	217,350
Northrop Grumman Corp.	11,100	2,068,596
Orbital ATK, Inc.	25,600	2,199,296
Raytheon Company	32,200	3,993,766
Spirit AeroSystems Holdings, Inc., Class A (I)	124,600	6,535,270
The Boeing Company	800	116,360
		22,585,452
Air freight and logistics - 0.1%
Expeditors International of Washington, Inc.	17,900	868,866
Airlines - 2.7%
Alaska Air Group, Inc.	28,800	2,296,224
Delta Air Lines, Inc.	82,500	3,832,950
Hawaiian Holdings, Inc. (I)	146,900	5,317,780
JetBlue Airways Corp. (I)	184,400	4,562,056
SkyWest, Inc.	126,200	2,600,982
		18,609,992
Building products - 1.6%
American Woodmark Corp. (I)	23,300	1,910,833
AO Smith Corp.	1,200	95,712
Gibraltar Industries, Inc. (I)	31,100	830,059
Masco Corp.	179,000	5,353,890
Owens Corning	51,900	2,430,996
Universal Forest Products, Inc.	2,600	200,876
		10,822,366
Commercial services and supplies - 0.7%
Ennis, Inc.	23,400	467,766
Waste Management, Inc.	78,000	4,194,060
		4,661,826
Construction and engineering - 0.8%
Argan, Inc.	48,100	1,890,811
Comfort Systems USA, Inc.	98,000	3,110,520
		5,001,331
Electrical equipment - 0.1%
General Cable Corp.	47,000	716,280
Industrial conglomerates - 0.1%
General Electric Company	29,700	889,218
Machinery - 0.9%
Global Brass & Copper Holdings, Inc.	31,300	728,038
Snap-on, Inc.	28,300	4,872,128
Wabash National Corp. (I)	20,000	259,400
		5,859,566
Marine - 0.2%
Matson, Inc.	26,600	1,375,486
Professional services - 1.4%
Equifax, Inc.	61,000	6,801,500
Insperity, Inc.	36,600	1,579,656
RPX Corp. (I)	82,200	1,140,114
		9,521,270
Road and rail - 0.0%
P.A.M. Transportation Services, Inc. (I)	5,100	157,539
Trading companies and distributors - 0.0%
Titan Machinery, Inc. (I)(L)	14,000	175,980
		81,245,172
Information technology - 22.4%
Communications equipment - 1.3%
Infinera Corp. (I)	141,500	3,186,580
Ixia (I)	12,100	158,026
Juniper Networks, Inc.	162,800	4,905,164
NETGEAR, Inc. (I)	14,900	657,239
		8,907,009
Electronic equipment, instruments and components - 1.8%
CDW Corp.	30,500	1,316,685
Jabil Circuit, Inc.	263,800	6,750,642
Keysight Technologies, Inc. (I)	33,000	1,016,730
Multi-Fineline Electronix, Inc. (I)	51,200	1,263,616
SYNNEX Corp.	1,100	103,697
Tech Data Corp. (I)	25,900	1,752,135
		12,203,505
Internet software and services - 1.5%
Alphabet, Inc., Class A (I)	2,198	1,676,744
EarthLink Holdings Corp.	492,700	4,527,913
HomeAway, Inc. (I)	5,900	208,624
LogMeIn, Inc. (I)	22,800	1,628,376
Stamps.com, Inc. (I)	23,600	2,392,096
		10,433,753
IT services - 4.4%
Accenture PLC, Class A	97,800	10,486,116
Cognizant Technology
Solutions Corp., Class A (I)	13,800	891,204
CSG Systems International, Inc.	8,900	317,997
ExlService Holdings, Inc. (I)	7,400	346,098
Fiserv, Inc. (I)	24,300	2,338,632
Global Payments, Inc.	124,900	8,849,165
Leidos Holdings, Inc.	25,500	1,477,215
Paychex, Inc.	6,100	330,925
The Hackett Group, Inc.	21,800	412,892
Total System Services, Inc.	78,700	4,404,052
		29,854,296
Semiconductors and semiconductor equipment - 2.8%
Advanced Energy Industries, Inc. (I)	15,700	457,969
Intel Corp.	49,000	1,703,730
KLA-Tencor Corp.	42,400	2,818,328
MaxLinear, Inc., Class A (I)	97,000	1,697,500
NVIDIA Corp.	296,300	9,398,636
Sigma Designs, Inc. (I)	136,500	1,185,503
Tessera Technologies, Inc.	55,000	1,751,750
		19,013,416
Software - 7.0%
Activision Blizzard, Inc.	172,000	6,477,520
Electronic Arts, Inc. (I)	126,100	8,548,319

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Ellie Mae, Inc. (I)	66,000	$4,213,440
Fleetmatics Group PLC (I)	6,400	382,080
Gigamon, Inc. (I)	26,200	709,758
Imperva, Inc. (I)	55,800	4,164,354
Manhattan Associates, Inc. (I)	72,700	5,568,820
Microsoft Corp.	282,693	15,364,365
Red Hat, Inc. (I)	7,300	594,293
salesforce.com, Inc. (I)	24,800	1,976,312
		47,999,261
Technology hardware, storage and peripherals - 3.6%
Apple, Inc.	208,273	24,638,696
		153,049,936
Materials - 2.3%
Chemicals - 1.4%
Chemtura Corp. (I)	3,300	101,376
LyondellBasell Industries NV, Class A	82,900	7,943,478
The Dow Chemical Company	10,000	521,300
Trinseo SA (I)(L)	34,400	982,464
		9,548,618
Construction materials - 0.4%
U.S. Concrete, Inc. (I)	19,900	1,168,727
Vulcan Materials Company	16,500	1,694,055
		2,862,782
Containers and packaging - 0.5%
AEP Industries, Inc. (I)	9,600	875,328
Greif, Inc., Class A	24,300	861,921
Sealed Air Corp.	32,100	1,456,056
		3,193,305
Metals and mining - 0.0%
Newmont Mining Corp.	9,900	182,259
		15,786,964
Telecommunication services - 2.2%
Diversified telecommunication services - 2.1%
AT&T, Inc.	280,600	9,447,802
Verizon Communications, Inc.	96,500	4,385,925
Vonage Holdings Corp. (I)	51,900	334,755
		14,168,482
Wireless telecommunication services - 0.1%
Shenandoah Telecommunications Company	17,300	835,244
		15,003,726
Utilities - 2.0%
Electric utilities - 0.2%
Entergy Corp.	1,200	79,956
Exelon Corp.	30,700	838,417
PPL Corp.	9,600	326,784
		1,245,157
Gas utilities - 0.1%
New Jersey Resources Corp.	18,500	555,925
Multi-utilities - 1.7%
Ameren Corp.	60,700	2,656,232
Consolidated Edison, Inc.	29,100	1,808,565
NiSource, Inc.	137,000	2,629,030
Public Service Enterprise Group, Inc.	21,200	828,920
WEC Energy Group, Inc.	74,000	3,649,680
		11,572,427
		13,373,509
TOTAL COMMON STOCKS (Cost $626,726,037)		$688,746,367

SECURITIES LENDING COLLATERAL - 2.4%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	1,627,259	16,281,374
TOTAL SECURITIES LENDING
COLLATERAL (Cost $16,281,022)		$16,281,374

SHORT-TERM INVESTMENTS - 1.3%
Money market funds - 1.3%
State Street Institutional Liquid Reserves
Fund, 0.1503% (Y)	9,133,526	$9,133,526
TOTAL SHORT-TERM INVESTMENTS (Cost $9,133,526)		$9,133,526
Total Investments (All Cap Core Fund)
(Cost $652,140,585) - 104.3%		$714,161,267
Other assets and liabilities, net - (4.3%)		(29,614,283)
TOTAL NET ASSETS - 100.0%		$684,546,984

Alpha Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.6%
Consumer discretionary - 12.0%
Auto components - 0.5%
Delphi Automotive PLC	73,329	$6,444,149
Lear Corp.	5,350	673,565
The Goodyear Tire & Rubber Company	27,125	946,120
		8,063,834
Automobiles - 0.4%
Fiat Chrysler Automobiles NV (I)	101,258	1,445,550
Harley-Davidson, Inc.	107,824	5,274,750
		6,720,300
Diversified consumer services - 0.1%
H&R Block, Inc.	11,665	427,989
LifeLock, Inc. (I)(L)	53,907	778,417
The Honest Company, Inc. (I)(R)	8,330	381,139
		1,587,545
Hotels, restaurants and leisure - 1.3%
Carnival Corp.	10,091	509,898
Las Vegas Sands Corp.	44,921	1,979,219
McDonald’s Corp.	83,138	9,491,034
Melia Hotels International SA (L)	207,570	2,637,355
Panera Bread Company, Class A (I)	24,100	4,381,380
Wyndham Worldwide Corp.	11,258	854,707
Wynn Resorts, Ltd. (L)	23,151	1,453,188
		21,306,781
Household durables - 2.4%
Harman International Industries, Inc.	103,755	10,703,366
Jarden Corp. (I)	105,275	4,914,237
NVR, Inc. (I)	9,481	15,951,593

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
PulteGroup, Inc.	315,552	$6,146,953
Sony Corp.	133,150	3,449,923
		41,166,072
Internet and catalog retail - 2.6%
Amazon.com, Inc. (I)	45,264	30,091,507
Ctrip.com International, Ltd., ADR (I)(L)	4,694	502,305
Expedia, Inc.	14,348	1,766,382
Netflix, Inc. (I)	20,275	2,500,516
The Priceline Group, Inc. (I)	4,571	5,708,493
Vipshop Holdings, Ltd., ADR (I)(L)	91,277	1,508,809
Zalando SE (I)(S)	37,918	1,284,370
		43,362,382
Leisure products - 0.1%
Performance Sports Group, Ltd. (I)	143,600	1,703,096
Media - 0.5%
DISH Network Corp., Class A (I)	5,929	371,808
Lions Gate Entertainment Corp.	11,508	390,582
ProSiebenSat.1 Media AG	13,847	725,647
Rightmove PLC	13,238	797,292
Sky PLC	372,756	6,204,757
		8,490,086
Specialty retail - 3.5%
Advance Auto Parts, Inc.	119,412	19,431,915
CarMax, Inc. (I)	20,677	1,184,792
Jand, Inc., Class A (I)(R)	8,158	93,697
Lowe’s Companies, Inc.	105,083	8,049,358
Nitori Holdings Company, Ltd.	18,565	1,529,947
Signet Jewelers, Ltd.	8,255	1,084,624
Staples, Inc.	25,487	307,628
The Home Depot, Inc.	80,290	10,749,225
The TJX Companies, Inc.	191,934	13,550,540
Tiffany & Company	24,651	1,964,192
Yamada Denki Company, Ltd.	125,247	564,708
Zhongsheng Group Holdings, Ltd.	607,420	291,207
		58,801,833
Textiles, apparel and luxury goods - 0.6%
ANTA Sports Products, Ltd.	705,662	2,143,565
Asics Corp.	34,379	787,945
Deckers Outdoor Corp. (I)	20,246	990,839
Kate Spade & Company (I)	56,196	1,126,168
Pandora A/S	7,649	905,314
Samsonite International SA	1,655,100	4,897,302
		10,851,133
		202,053,062
Consumer staples - 6.1%
Beverages - 2.2%
Anheuser-Busch InBev NV	18,940	2,435,050
Dr. Pepper Snapple Group, Inc.	7,444	668,099
Molson Coors Brewing Company, Class B	22,695	2,088,621
Monster Beverage Corp. (I)	70,205	10,854,395
The Coca-Cola Company	489,956	20,881,925
		36,928,090
Food and staples retailing - 0.1%
Ain Holdings, Inc.	22,742	1,069,880
Booker Group PLC	243,369	660,679
		1,730,559
Food products - 2.4%
ConAgra Foods, Inc.	35,420	1,449,741
Greencore Group PLC	1,358,258	6,899,346
Mondelez International, Inc., Class A	442,729	19,329,548
Nomad Foods, Ltd. (I)	576,614	7,146,212
Post Holdings, Inc. (I)	23,045	1,602,088
The Hershey Company	50,614	4,368,494
		40,795,429
Household products - 0.5%
Colgate-Palmolive Company	117,277	7,702,753
Personal products - 0.3%
Avon Products, Inc.	204,991	707,219
Beiersdorf AG	19,330	1,797,070
Kose Corp.	8,755	917,040
The Estee Lauder Companies, Inc., Class A	17,040	1,433,405
		4,854,734
Tobacco - 0.6%
British American Tobacco PLC	184,919	10,761,345
		102,772,910
Energy - 6.1%
Energy equipment and services - 0.9%
Halliburton Company	300,330	11,968,151
McDermott International, Inc. (I)(L)	193,394	856,735
Patterson-UTI Energy, Inc.	47,612	772,267
Petroleum Geo-Services ASA	122,002	571,397
Trican Well Service, Ltd. (I)(L)	578,445	281,545
		14,450,095
Oil, gas and consumable fuels - 5.2%
Anadarko Petroleum Corp.	130,824	7,836,358
Chevron Corp.	94,349	8,615,951
China Suntien Green Energy Corp., Ltd.,
H Shares	7,173,580	1,173,970
Cobalt International Energy, Inc. (I)	459,879	3,389,308
Continental Resources, Inc. (I)	21,553	782,374
HollyFrontier Corp.	13,176	633,502
Imperial Oil, Ltd.	339,353	11,005,218
Karoon Gas Australia, Ltd. (I)(L)	1,226,974	1,511,209
Laredo Petroleum, Inc. (I)(L)	50,009	544,598
Marathon Oil Corp.	254,778	4,461,163
Occidental Petroleum Corp.	118,236	8,937,459
Pioneer Natural Resources Company	120,143	17,390,699
Rice Energy, Inc. (I)	195,567	2,636,243
Southwestern Energy Company (I)	253,871	2,287,378
Suncor Energy, Inc.	324,144	8,946,374
Tesoro Corp.	5,674	653,475
Tsakos Energy Navigation, Ltd.	80,316	624,055
Valero Energy Corp.	7,585	545,058
Whiting Petroleum Corp. (I)	47,423	782,954
World Fuel Services Corp.	113,900	4,964,901
		87,722,247
		102,172,342
Financials - 19.4%
Banks - 7.1%
Alpha Bank AE (I)	4,303,620	207,015
Alpha Bank AE (I)	255,290	633,857
Bank of America Corp.	1,619,459	28,227,170
BankUnited, Inc.	12,320	465,696
BNP Paribas SA	58,678	3,474,020
BOK Financial Corp. (L)	60,057	4,134,924
Citigroup, Inc.	96,932	5,243,052
Cullen/Frost Bankers, Inc.	16,103	1,123,828

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Republic Bank	61,292	$4,220,567
HDFC Bank, Ltd.	138,769	2,744,787
ICICI Bank, Ltd.	792,138	3,258,263
ICICI Bank, Ltd., ADR	202,016	1,678,753
JPMorgan Chase & Co.	165,110	11,009,535
M&T Bank Corp.	105,726	13,250,640
Sberbank of Russia, ADR	293,400	1,968,714
State Bank of India	118,355	442,240
The PNC Financial Services Group, Inc.	272,206	25,998,395
Wells Fargo & Company	204,310	11,257,481
		119,338,937
Capital markets - 1.8%
BlackRock, Inc.	50,247	18,275,839
Interactive Brokers Group, Inc., Class A	18,899	819,461
Julius Baer Group, Ltd. (I)	350	16,732
Matsui Securities Company, Ltd.	79,350	731,573
Northern Trust Corp.	82,789	6,204,208
Partners Group Holding AG	3,097	1,118,338
SEI Investments Company	57,965	3,152,716
WisdomTree Investments, Inc. (L)	27,882	606,434
		30,925,301
Consumer finance - 0.8%
American Express Company	113,574	8,136,441
LendingClub Corp. (I)(L)	125,158	1,504,399
OneMain Holdings, Inc. (I)	72,758	3,525,853
Santander Consumer USA Holdings, Inc. (I)	36,892	650,775
		13,817,468
Diversified financial services - 1.6%
Berkshire Hathaway, Inc., Class B (I)	39,210	5,257,669
CBOE Holdings, Inc.	6,285	453,840
Cerved Information Solutions SpA	261,882	1,978,897
Euronext NV (S)	14,030	697,399
FactSet Research Systems, Inc.	38,901	6,594,887
Hong Kong Exchanges & Clearing, Ltd.	10,811	280,678
Intercontinental Exchange, Inc.	1,805	469,011
Japan Exchange Group, Inc.	41,202	645,701
London Stock Exchange Group PLC	21,521	858,919
MarketAxess Holdings, Inc.	12,988	1,386,859
Markit, Ltd. (I)	47,052	1,388,034
McGraw Hill Financial, Inc.	18,811	1,814,697
Moody’s Corp.	19,161	1,975,882
MSCI, Inc.	31,621	2,217,265
Nasdaq, Inc.	7,907	463,508
		26,483,246
Insurance - 6.7%
ACE, Ltd.	184,567	21,197,520
Alleghany Corp. (I)	8,844	4,504,780
American International Group, Inc.	308,579	19,619,453
Assured Guaranty, Ltd.	65,213	1,724,232
Fairfax Financial Holdings, Ltd.	12,308	5,909,259
First American Financial Corp.	15,008	591,916
Markel Corp. (I)	15,958	14,444,703
Marsh & McLennan Companies, Inc.	170,752	9,442,586
MetLife, Inc.	129,338	6,607,878
Principal Financial Group, Inc.	144,066	7,413,636
Reinsurance Group of America, Inc.	87,647	8,053,006
Unum Group	252,022	9,244,167
White Mountains Insurance Group, Ltd.	5,763	4,656,504
		113,409,640
Real estate investment trusts - 1.3%
American Tower Corp.	146,646	14,573,679
Equinix, Inc.	1,828	542,002
Kennedy Wilson Europe Real Estate PLC	328,828	6,023,534
		21,139,215
Real estate management and development - 0.1%
Relo Holdings, Inc.	5,955	645,131
WeWork Companies, Inc., Class A (I)(R)	5,941	195,399
		840,530
		325,954,337
Health care - 15.8%
Biotechnology - 1.4%
Actelion, Ltd. (I)	4,696	658,784
Agios Pharmaceuticals, Inc. (I)	5,750	371,393
Alder Biopharmaceuticals, Inc. (I)	6,100	227,286
Alkermes PLC (I)	12,160	892,058
Alnylam Pharmaceuticals, Inc. (I)	12,013	1,250,073
Anacor Pharmaceuticals, Inc. (I)	9,016	1,052,438
Biogen, Inc. (I)	7,613	2,183,865
Five Prime Therapeutics, Inc. (I)	16,712	642,576
Incyte Corp. (I)	21,761	2,485,977
Kite Pharma, Inc. (I)(L)	11,373	936,794
Portola Pharmaceuticals, Inc. (I)	106,675	5,292,147
PTC Therapeutics, Inc. (I)	6,587	197,873
Regeneron Pharmaceuticals, Inc. (I)	6,814	3,710,223
TESARO, Inc. (I)	24,750	1,263,240
Ultragenyx Pharmaceutical, Inc. (I)	9,336	917,916
Vertex Pharmaceuticals, Inc. (I)	15,629	2,021,767
		24,104,410
Health care equipment and supplies - 2.2%
Becton, Dickinson and Company	101,624	15,269,006
ConforMIS, Inc. (I)	29,481	619,751
Corindus Vascular Robotics, Inc. (I)(L)	729,605	2,334,736
Edwards Lifesciences Corp. (I)	12,426	2,025,438
Hologic, Inc. (I)	187,995	7,585,598
Hoya Corp.	11,927	483,544
Medtronic PLC	106,553	8,027,703
STERIS PLC	6,235	476,229
Sysmex Corp.	5,991	374,224
		37,196,229
Health care providers and services - 1.6%
Acadia Healthcare Company, Inc. (I)	37,550	2,591,326
Cardinal Health, Inc.	93,771	8,144,011
Envision Healthcare Holdings, Inc. (I)	103,540	2,847,350
Laboratory Corp. of America Holdings (I)	50,350	6,119,539
UnitedHealth Group, Inc.	65,859	7,422,968
		27,125,194
Health care technology - 0.6%
CareView Communications, Inc. (I)	2,320,370	626,268
Cerner Corp. (I)	152,557	9,092,397
		9,718,665
Life sciences tools and services - 0.2%
Eurofins Scientific SE	1,159	436,032
Illumina, Inc. (I)	11,819	2,173,514
		2,609,546
Pharmaceuticals - 9.8%
Allergan PLC (I)	89,275	28,022,530
Bristol-Myers Squibb Company	701,568	47,012,072
Eisai Company, Ltd.	114,793	7,449,034

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	5,672	$465,331
Johnson & Johnson	178,232	18,044,208
Merck & Company, Inc.	464,444	24,620,176
Mylan NV (I)	279,589	14,342,916
Ono Pharmaceutical Company, Ltd.	54,086	8,648,826
Roche Holding AG	20,627	5,525,167
Santen Pharmaceutical Company, Ltd.	82,441	1,308,565
Shionogi & Company, Ltd.	18,332	807,925
The Medicines Company (I)	8,879	373,007
TherapeuticsMD, Inc. (I)	1,235,878	9,281,444
		165,901,201
		266,655,245
Industrials - 15.1%
Aerospace and defense - 2.4%
DigitalGlobe, Inc. (I)	88,074	1,488,451
Esterline Technologies Corp. (I)	15,900	1,511,772
Honeywell International, Inc.	77,800	8,087,310
Lockheed Martin Corp.	29,926	6,558,582
Northrop Grumman Corp.	4,104	764,821
Orbital ATK, Inc.	9,492	815,458
Raytheon Company	5,712	708,459
Safran SA	23,649	1,733,465
TransDigm Group, Inc. (I)	9,429	2,212,326
United Technologies Corp.	176,976	16,998,545
		40,879,189
Air freight and logistics - 1.0%
United Parcel Service, Inc., Class B	131,056	13,500,079
XPO Logistics, Inc. (I)(L)	114,281	3,485,571
		16,985,650
Airlines - 0.3%
Air Canada (I)	80,260	626,839
AirAsia BHD	2,885,932	918,688
American Airlines Group, Inc.	53,304	2,199,323
JetBlue Airways Corp. (I)	35,735	884,084
		4,628,934
Building products - 1.8%
AO Smith Corp.	6,006	479,039
Builders FirstSource, Inc. (I)	123,943	1,668,273
Fortune Brands Home & Security, Inc.	242,327	13,320,715
Lennox International, Inc.	93,208	12,668,831
Masco Corp.	22,416	670,463
Owens Corning	18,053	845,603
Wienerberger AG	17,337	304,246
		29,957,170
Commercial services and supplies - 1.0%
Clean Harbors, Inc. (I)	241,955	10,474,232
Stericycle, Inc. (I)	47,376	5,719,231
		16,193,463
Construction and engineering - 0.0%
Taisei Corp.	95,102	586,410
Electrical equipment - 1.7%
Acuity Brands, Inc.	2,162	499,163
Capstone Turbine Corp. (I)(L)	99,300	156,894
Eaton Corp. PLC	292,920	17,036,227
Generac Holdings, Inc. (I)(L)	319,307	10,249,755
Zumtobel Group AG	43,864	956,568
		28,898,607
Industrial conglomerates - 0.9%
3M Company	52,172	8,169,092
Danaher Corp.	68,407	6,593,751
		14,762,843
Machinery - 1.4%
Allison Transmission Holdings, Inc.	214,149	5,987,606
Arcam AB (I)(L)	129,047	2,586,553
IDEX Corp.	74,163	5,844,044
Jain Irrigation Systems, Ltd.	3,002,049	3,018,146
KUKA AG (L)	7,523	662,284
PACCAR, Inc.	109,897	5,710,248
Vallourec SA (L)	47,231	485,203
		24,294,084
Marine - 0.0%
Scorpio Bulkers, Inc. (I)	239,564	216,230
Professional services - 0.1%
Nielsen Holdings PLC	12,017	560,954
Randstad Holding NV	11,954	748,066
		1,309,020
Road and rail - 3.3%
AMERCO	9,417	3,817,652
Canadian National Railway Company	185,871	11,094,221
DSV A/S	81,877	3,180,202
East Japan Railway Company	6,302	595,313
Genesee & Wyoming, Inc., Class A (I)	146,119	10,121,663
Hertz Global Holdings, Inc. (I)	430,296	6,824,495
Kansas City Southern	69,861	6,351,762
Swift Transportation Company (I)	55,460	885,696
Union Pacific Corp.	159,358	13,378,104
		56,249,108
Trading companies and distributors - 1.2%
AerCap Holdings NV (I)	90,554	4,114,774
Fastenal Company (L)	249,349	10,118,582
MSC Industrial Direct Company, Inc., Class A	90,913	5,609,332
WESCO International, Inc. (I)	6,190	297,430
		20,140,118
		255,100,826
Information technology - 15.1%
Communications equipment - 1.9%
Cisco Systems, Inc.	953,038	25,970,286
Motorola Solutions, Inc.	79,766	5,725,603
ParkerVision, Inc. (I)(L)	1,453,500	232,415
		31,928,304
Electronic equipment, instruments and components - 0.5%
Alps Electric Company, Ltd.	59,299	1,865,948
Arrow Electronics, Inc. (I)	97,981	5,541,805
Murata Manufacturing Company, Ltd.	3,822	593,514
		8,001,267
Internet software and services - 5.3%
58.com, Inc., ADR (I)(L)	9,981	600,956
Alibaba Group Holding, Ltd., ADR (I)(L)	19,714	1,657,553
Alphabet, Inc., Class A (I)	7,038	5,368,938
Alphabet, Inc., Class C (I)	28,426	21,109,148
Apigee Corp. (I)	38,310	272,767
Bitauto Holdings, Ltd., ADR (I)	22,555	605,602
COOKPAD, Inc.	17,235	372,208
CoStar Group, Inc. (I)	76,410	15,988,028
Envestnet, Inc. (I)	46,779	1,518,914
Facebook, Inc., Class A (I)	158,545	16,526,731

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Gogo, Inc. (I)(L)	102,725	$1,843,914
j2 Global, Inc.	9,439	759,556
LinkedIn Corp., Class A (I)	2,860	695,295
Monster Worldwide, Inc. (I)	141,233	909,541
Quotient Technology, Inc. (I)(L)	298,720	2,073,117
Shutterstock, Inc. (I)(L)	15,535	563,454
Tencent Holdings, Ltd.	283,105	5,625,965
United Internet AG	80,088	4,260,336
VeriSign, Inc. (I)(L)	8,897	795,748
Weibo Corp., ADR (I)(L)	26,418	491,375
Zillow Group, Inc., Class A (I)(L)	58,434	1,521,037
Zillow Group, Inc., Class C (I)(L)	249,094	6,140,167
		89,700,350
IT services - 1.5%
Accenture PLC, Class A	75,770	8,124,059
Automatic Data Processing, Inc.	78,305	6,754,589
Broadridge Financial Solutions, Inc.	9,223	507,081
Cognizant Technology
Solutions Corp., Class A (I)	9,748	629,526
EPAM Systems, Inc. (I)	7,813	615,117
Genpact, Ltd. (I)	14,881	375,001
Global Payments, Inc.	18,458	1,307,749
MasterCard, Inc., Class A	8,494	831,732
Nomura Research Institute, Ltd.	28,994	1,095,971
OBIC Company, Ltd.	9,932	528,519
Paysafe Group PLC (I)	438,379	2,381,067
Sabre Corp.	24,046	703,586
Visa, Inc., Class A	11,057	873,614
Wirecard AG	13,932	681,925
		25,409,536
Semiconductors and semiconductor equipment - 2.6%
Cypress Semiconductor Corp. (I)	89,512	968,520
GCL-Poly Energy Holdings, Ltd. (I)	7,336,690	1,389,722
Intel Corp.	251,649	8,749,836
Lam Research Corp. (L)	61,927	4,842,691
Micron Technology, Inc. (I)	443,633	7,067,074
NXP Semiconductors NV (I)	119,234	11,143,610
Sumco Corp.	424,485	4,504,481
SunEdison Semiconductor, Ltd. (I)	86,165	822,876
SunEdison, Inc. (I)(L)	218,076	695,662
SunPower Corp. (I)(L)	94,361	2,260,890
Synaptics, Inc. (I)	9,916	890,159
		43,335,521
Software - 3.2%
Activision Blizzard, Inc.	17,541	660,594
Adobe Systems, Inc. (D)(I)	38,506	3,521,759
Cadence Design Systems, Inc. (I)	26,687	595,120
DraftKings, Inc. (I)(R)	178,010	1,160,625
EnerNOC, Inc. (I)(L)	220,985	941,396
Guidewire Software, Inc. (I)	15,583	924,539
Manhattan Associates, Inc. (I)	12,167	931,992
Microsoft Corp.	477,549	25,954,788
Nintendo Company, Ltd.	11,835	1,819,559
Paycom Software, Inc. (I)	21,931	956,192
Proofpoint, Inc. (I)	8,208	601,728
salesforce.com, Inc. (I)	12,511	997,002
ServiceNow, Inc. (I)	77,568	6,749,192
Square Enix Holdings Company, Ltd.	7,496	170,418
SS&C Technologies Holdings, Inc.	9,583	689,018
Tangoe, Inc. (I)	79,593	684,500
The Sage Group PLC	75,535	666,460
The Ultimate Software Group, Inc. (I)	2,899	572,553
Workday, Inc., Class A (I)	63,644	5,327,639
		53,925,074
Technology hardware, storage and peripherals - 0.1%
Pure Storage, Inc., Class A (I)(L)	8,400	108,444
Pure Storage, Inc., Class B (I)	119,359	1,456,467
Stratasys, Ltd. (I)(L)	38,932	973,300
		2,538,211
		254,838,263
Materials - 4.2%
Chemicals - 2.0%
Daicel Corp.	52,054	761,499
Methanex Corp. (L)	74,961	2,939,970
Platform Specialty Products Corp. (I)(L)	700,808	8,802,148
Potash Corp. of Saskatchewan, Inc.	203,006	4,104,781
Praxair, Inc.	106,901	12,058,433
The Sherwin-Williams Company	11,222	3,098,058
Wacker Chemie AG	14,456	1,297,029
		33,061,918
Construction materials - 0.3%
Buzzi Unicem SpA (L)	304,980	5,474,036
Containers and packaging - 0.7%
Ball Corp.	56,579	3,927,714
Packaging Corp. of America	24,720	1,680,713
RPC Group PLC	34,844	401,218
Silgan Holdings, Inc.	67,795	3,683,302
Smurfit Kappa Group PLC	79,561	2,167,239
		11,860,186
Paper and forest products - 1.2%
Louisiana-Pacific Corp. (I)	395,609	7,279,206
Norbord, Inc. (L)	616,985	12,852,988
		20,132,194
		70,528,334
Telecommunication services - 0.4%
Diversified telecommunication services - 0.3%
Verizon Communications, Inc.	128,718	5,850,233
Wireless telecommunication services - 0.1%
SoftBank Group Corp.	18,940	1,004,569
		6,854,802
Utilities - 1.4%
Electric utilities - 0.5%
Xcel Energy, Inc.	226,809	8,088,009
Gas utilities - 0.2%
UGI Corp.	106,879	3,705,495
Independent power and renewable electricity producers - 0.1%
China Longyuan Power Group Corp., H Shares	2,205,740	1,835,528
Multi-utilities - 0.6%
Dominion Resources, Inc.	152,144	10,249,941
		23,878,973
TOTAL COMMON STOCKS (Cost $1,531,546,156)		$1,610,809,094

PREFERRED SECURITIES - 1.6%
Consumer discretionary - 0.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	19,437	889,340

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	18,218	$209,239
		1,098,579
Financials - 0.2%
Capital markets - 0.1%
Forward Venture (I)(R)	32,560	1,445,990
Real estate management and development - 0.1%
Redfin Corp. (I)(R)	178,309	588,010
WeWork Companies, Inc., Series D1 (I)(R)	29,527	971,143
WeWork Companies, Inc., Series D2 (I)(R)	23,200	763,048
		2,322,201
		3,768,191
Industrials - 0.1%
Electrical equipment - 0.1%
Lithium Technology Corp. (I)(R)	289,885	1,484,211
Information technology - 1.2%
Electronic equipment, instruments and components - 0.1%
Veracode, Inc. (I)(R)	40,760	1,369,536
Internet software and services - 0.7%
DocuSign, Inc., Series B (I)(R)	1,637	31,255
DocuSign, Inc., Series B1 (I)(R)	491	9,375
DocuSign, Inc., Series D (I)(R)	1,177	22,473
DocuSign, Inc., Series E (I)(R)	30,429	580,984
DocuSign, Inc., Series F (I)(R)	4,919	93,919
Dropbox, Inc., Series C (I)(R)	20,535	327,328
Lookout, Inc., Series F (I)(R)	51,118	455,461
Uber Technologies, Inc. (I)(R)	277,136	10,985,394
		12,506,189
Software - 0.4%
Birst, Inc., Series F (I)(R)	108,745	635,169
Cloudera, Inc., Series F (I)(R)	28,981	662,216
Essence Group Holdings Corp. (I)(R)	381,964	790,665
MarkLogic Corp., Series F (I)(R)	74,146	741,460
Nutanix, Inc. (I)(R)	70,054	1,116,661
Pinterest, Inc., Series G (I)(R)	78,022	2,800,636
Zuora, Inc., Series F (I)(R)	237,163	901,053
		7,647,860
		21,523,585
TOTAL PREFERRED SECURITIES (Cost $18,355,096)		$27,874,566

EXCHANGE-TRADED FUNDS - 0.2%
iShares MSCI ACWI ETF (L)	65,849	3,803,438
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,852,041)		$3,803,438

WARRANTS - 0.1%
Moscow Exchange MICEX (Expiration Date:
04/18/2023; Strike Price: RUB 0.00) (I)(S)	981,180	1,399,168
TOTAL WARRANTS (Cost $1,586,710)		$1,399,168

SECURITIES LENDING COLLATERAL - 5.1%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	8,585,374	85,900,100
TOTAL SECURITIES LENDING
COLLATERAL (Cost $85,900,814)		$85,900,100
SHORT-TERM INVESTMENTS - 2.7%
Repurchase agreement - 2.7%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2015 at 0.140% to
be repurchased at $45,100,175 on
12/01/2015 collateralized by $36,607,000
U.S. Treasury Bonds, 3.500% - 6.375% due
08/15/2027 to 08/15/2041 (valued at
$46,002,108, including interest)	$45,100,000	$45,100,000
TOTAL SHORT-TERM INVESTMENTS (Cost $45,100,000)		$45,100,000
Total Investments (Alpha Opportunities Fund)
(Cost $1,686,340,817) - 105.3%		$1,774,886,366
Other assets and liabilities, net - (5.3%)		(89,963,147)
TOTAL NET ASSETS - 100.0%		$1,684,923,219
Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 33.2%
Australia - 0.9%
Queensland Treasury Corp.
7.125%, 09/18/2017	NZD	5,565,000	$3,924,670
Canada - 0.6%
Province of British Columbia
2.850%, 11/13/2016	CNY	18,000,000	2,770,481
China - 3.6%
Republic of China
1.940%, 08/18/2018		23,500,000	3,513,642
2.480%, 12/01/2020		31,000,000	4,618,804
2.560%, 06/29/2017		14,000,000	2,149,765
The Export-Import Bank of China
3.250%, 01/21/2017		13,000,000	2,005,759
3.650%, 05/14/2019		20,000,000	3,097,614
			15,385,584
Indonesia - 7.9%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,170,486
7.000%, 05/15/2027		24,000,000,000	1,513,709
8.250%, 06/15/2032		35,000,000,000	2,391,005
8.375%, 03/15/2034		265,000,000,000	18,720,722
9.000%, 03/15/2029		97,000,000,000	7,141,009
9.500%, 07/15/2031		26,000,000,000	1,974,290
			33,911,221
Malaysia - 5.1%
Government of Malaysia
3.314%, 10/31/2017	MYR	6,000,000	1,417,421
3.418%, 08/15/2022		12,000,000	2,685,588
3.580%, 09/28/2018		10,000,000	2,361,705
3.955%, 09/15/2025		18,000,000	4,133,879
4.048%, 09/30/2021		15,000,000	3,517,275
4.181%, 07/15/2024		18,000,000	4,196,398
4.262%, 09/15/2016		7,000,000	1,663,958
4.392%, 04/15/2026		8,000,000	1,874,593
			21,850,817

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
New Zealand - 1.6%
Dominion of New Zealand
4.500%, 04/15/2027	NZD	3,690,000	$2,640,323
5.000%, 03/15/2019		1,900,000	1,340,429
5.500%, 04/15/2023		4,100,000	3,100,768
			7,081,520
Philippines - 1.3%
Republic of the Philippines
3.625%, 09/09/2025	PHP	142,233,286	2,898,044
3.900%, 11/26/2022		131,000,000	2,723,377
			5,621,421
Singapore - 1.9%
Republic of Singapore
3.125%, 09/01/2022	SGD	11,000,000	8,211,184
South Korea - 8.7%
Export-Import Bank of Korea
7.000%, 06/27/2017	INR	100,000,000	1,488,711
8.000%, 05/15/2018	IDR	50,000,000,000	3,374,149
8.400%, 07/06/2016		24,000,000,000	1,711,485
Republic of Korea
2.250%, 06/10/2025	KRW	4,800,000,000	4,147,995
2.750%, 03/10/2018		16,000,000,000	14,065,224
3.500%, 09/10/2016		4,000,000,000	3,501,946
4.000%, 03/10/2016		3,100,000,000	2,694,113
5.000%, 06/10/2020		1,000,000,000	976,561
5.750%, 09/10/2018		6,000,000,000	5,730,198
			37,690,382
Thailand - 0.8%
Kingdom of Thailand
1.200%, 07/14/2021	THB	127,419,600	3,373,095
Vietnam - 0.8%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$3,000,000	3,306,585
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $161,409,623)			$143,126,960

CORPORATE BONDS - 60.4%
Australia - 2.7%
Australia & New Zealand Banking
Group, Ltd. (3.450% to 08/08/2017,
then 5 Year CMT + 2.900%)
08/08/2022		4,000,000	4,060,416
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	1,867,336
FMG Resources August 2006 Pty, Ltd.
8.250%, 11/01/2019		$4,400,000	3,833,496
SGSP Australia Assets Pty, Ltd.
6.250%, 02/21/2017	AUD	2,000,000	1,492,045
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	383,065
			11,636,358
China - 8.5%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019		$1,800,000	1,763,865
Bank of China, Ltd.
5.000%, 11/13/2024		2,000,000	2,082,932
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,978,649
Big Will Investments, Ltd.
10.875%, 04/29/2016		2,000,000	2,047,600
China Cinda Finance 2015 I, Ltd.
3.125%, 04/23/2020 (S)		1,500,000	1,469,990
China Construction Bank Corp. (3.875%
to 05/13/2020, then 5 Year
CMT + 2.425%)
05/13/2025		4,000,000	3,993,488
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,113,888
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,846,544
Future Land Development Holdings, Ltd.
10.250%, 01/31/2018		2,500,000	2,636,940
Geely Automobile Holdings, Ltd.
5.250%, 10/06/2019 (S)		2,700,000	2,760,750
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		2,000,000	2,105,000
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,808,092
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,062,910
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		1,332,000	1,356,642
Wanda Properties International
Company, Ltd.
7.250%, 01/29/2024		900,000	992,181
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,178,885
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,580,331
			36,778,687
Germany - 0.7%
KFW
6.000%, 03/28/2017	AUD	4,000,000	3,024,357
Hong Kong - 12.8%
AIA Group, Ltd.
3.125%, 03/13/2023		$4,400,000	4,311,881
Chalco Hong Kong Investment
Company, Ltd. (6.250% to 04/17/2017,
then 3 Year CMT + 10.423%)
04/17/2017 (Q)		1,000,000	1,019,902
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,987,088
China Resources Land, Ltd.
6.000%, 02/27/2024		2,500,000	2,802,178
Double Rosy, Ltd.
3.625%, 11/18/2019		3,200,000	3,184,234
FPT Finance, Ltd.
6.375%, 09/28/2020		4,000,000	4,378,648
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,057,028
Hengdeli Holdings, Ltd.
6.250%, 01/29/2018		1,000,000	995,000
HKT Capital No. 2, Ltd.
3.625%, 04/02/2025		4,500,000	4,430,412
HLP Finance, Ltd
4.750%, 06/25/2022		4,000,000	4,128,608
Road King Infrastructure Finance
2012, Ltd.
9.875%, 09/18/2017		1,000,000	1,046,220
Sino MTN, Ltd
3.250%, 09/21/2017		6,000,000	6,080,916

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
Studio City Finance, Ltd.
8.500%, 12/01/2020		$3,250,000	$3,225,625
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,282,088
Texhong Textile Group, Ltd.
7.625%, 01/19/2016		2,000,000	2,007,600
The Bank of East Asia, Ltd. (4.250% to
09/13/2017, then 5 Year Singapore
Swap Offered Rate + 3.085%)
09/13/2022	SGD	2,750,000	1,981,068
The Hong Kong Mortgage Corp., Ltd.
3.400%, 02/22/2017 (P)	AUD	2,000,000	1,456,375
Wharf Finance No. 1, Ltd.
4.000%, 03/27/2018	CNY	11,560,000	1,770,267
Wharf Finance, Ltd.
6.125%, 11/06/2017		$2,000,000	2,138,108
			55,283,246
India - 2.3%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,767,987
JSW Steel, Ltd.
4.750%, 11/12/2019		1,700,000	1,410,510
Reliance Industries, Ltd.
4.875%, 02/10/2045 (S)		3,000,000	2,763,675
Vedanta Resources PLC
6.000%, 01/31/2019		1,000,000	760,200
9.500%, 07/18/2018		1,400,000	1,270,500
			9,972,872
Indonesia - 5.9%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,030,000
Indo Energy Finance BV
7.000%, 05/07/2018		900,000	536,402
Indo Energy Finance II BV
6.375%, 01/24/2023		2,000,000	920,000
6.375%, 01/24/2023 (S)		2,000,000	920,000
Listrindo Capital BV
6.950%, 02/21/2019		1,000,000	1,030,705
Majapahit Holding BV
8.000%, 08/07/2019		2,000,000	2,250,000
MPM Global Pte, Ltd.
6.750%, 09/19/2019		1,700,000	1,603,068
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (S)		1,500,000	1,353,750
Pelabuhan Indonesia III PT
4.875%, 10/01/2024 (S)		900,000	861,750
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	3,882,592
6.450%, 05/30/2044		3,500,000	3,163,118
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024		2,000,000	1,949,382
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,090,000
Star Energy Geothermal Wayang
Windu, Ltd.
6.125%, 03/27/2020		1,000,000	960,000
			25,550,767
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	376,311
Malaysia - 5.2%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	4,859,195
Malayan Banking BHD (3.250% to
09/20/2017, then 5 Year
CMT + 2.600%)
09/20/2022		4,000,000	4,000,528
Malayan Banking BHD (3.800% to
04/28/2016, then 5 Year Singapore
Swap Offered Rate + 1.930%)
04/28/2021	SGD	5,250,000	3,733,230
Petronas Capital, Ltd.
4.500%, 03/18/2045 (S)		$4,000,000	3,874,000
SSG Resources, Ltd.
4.250%, 10/04/2022		6,000,000	6,011,856
			22,478,809
Philippines - 2.6%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,980,870
6.350%, 08/17/2016	INR	210,000,000	3,142,990
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	873,636
Power Sector Assets & Liabilities
Management Corp.
7.250%, 05/27/2019		$3,500,000	4,051,250
			11,048,746
Singapore - 8.0%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	676,000
9.000%, 01/29/2019 (S)		2,000,000	1,880,000
9.000%, 01/29/2019		1,000,000	940,000
DBS Bank, Ltd. (3.625% to 09/21/2017,
then 5 Year U.S. Swap Rate + 2.229%)
09/21/2022		4,485,000	4,581,997
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,171,272
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2017, then 10 Year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)	SGD	3,250,000	2,348,474
Oversea-Chinese Banking Corp., Ltd.
(3.150% to 03/11/2018, then 5 Year
U.S. Swap Rate + 2.279%)
03/11/2023		$2,000,000	2,015,740
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 Year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	3,724,724
TBG Global Pte, Ltd.
4.625%, 04/03/2018		$1,000,000	983,750
4.625%, 04/03/2018 (S)		1,800,000	1,770,750
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,500,000	2,521,088
United Overseas Bank, Ltd. (2.875% to
10/17/2017, then 5 Year
CMT + 2.300%)
10/17/2022		5,000,000	5,039,615
United Overseas Bank, Ltd. (3.150% to
07/11/2017, then 5 Year Singapore
Swap Offered Rate + 2.115%)
07/11/2022	SGD	5,000,000	3,570,391
			34,223,801

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Thailand - 2.7%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	$4,110,628
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,045,675
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	4,025,513
4.875%, 01/23/2043		2,700,000	2,550,992
			11,732,808
United Kingdom - 0.3%
European Bank for Reconstruction &
Development
6.000%, 03/03/2016	INR	85,000,000	1,272,290
United States - 8.6%
CNOOC Finance 2015 USA LLC
3.500%, 05/05/2025		$4,000,000	3,858,708
Inter-American Development Bank
4.500%, 02/04/2016	IDR 60,000,000,000		4,303,867
International Bank for Reconstruction &
Development
6.000%, 12/20/2016	INR	495,000,000	7,354,205
International Finance Corp.
1.800%, 01/27/2016	CNY	22,750,000	3,519,286
3.100%, 09/24/2019		20,000,000	3,058,699
6.450%, 10/30/2018	INR	250,000,000	3,718,258
7.750%, 12/03/2016		265,000,000	4,004,949
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,490,893
7.375%, 02/22/2018		2,250,000	1,755,267
Reliance Holding USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,834,327
			36,898,459
TOTAL CORPORATE BONDS (Cost $278,197,631)			$260,277,511

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury Note
2.250%, 11/15/2025		4,000,000	4,013,124
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $3,997,504)			$4,013,124
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $443,604,758) - 94.5%			$407,417,595
Other assets and liabilities, net - 5.5%			23,707,487
TOTAL NET ASSETS - 100.0%			$431,125,082

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.3%
Consumer discretionary - 30.7%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	109,319	$25,171,791
Hotels, restaurants and leisure - 5.0%
Chipotle Mexican Grill, Inc. (I)	8,161	4,729,708
Marriott International, Inc., Class A (L)	478,401	33,923,415
McDonald’s Corp.	186,444	21,284,447
Starbucks Corp.	812,683	49,890,609
		109,828,179
Internet and catalog retail - 9.7%
Amazon.com, Inc. (I)	171,342	113,908,162
Netflix, Inc. (I)	496,163	61,191,783
The Priceline Group, Inc. (I)	29,622	36,993,435
		212,093,380
Media - 3.2%
The Walt Disney Company	412,183	46,770,405
Time Warner, Inc.	331,244	23,180,455
		69,950,860
Specialty retail - 6.0%
Inditex SA	1,190,212	42,748,103
O’Reilly Automotive, Inc. (I)	149,263	39,386,028
The Home Depot, Inc.	47,194	6,318,333
The TJX Companies, Inc.	384,336	27,134,122
Tiffany & Company	200,020	15,937,594
		131,524,180
Textiles, apparel and luxury goods - 5.7%
Luxottica Group SpA	355,813	23,771,239
NIKE, Inc., Class B	503,040	66,542,131
Under Armour, Inc., Class A (I)	399,394	34,435,751
		124,749,121
		673,317,511
Consumer staples - 4.2%
Beverages - 0.9%
Monster Beverage Corp. (I)	130,753	20,215,721
Food and staples retailing - 3.3%
Costco Wholesale Corp.	233,703	37,724,338
The Kroger Company	878,452	33,082,502
		70,806,840
		91,022,561
Energy - 1.4%
Energy equipment and services - 0.5%
Schlumberger, Ltd.	140,196	10,816,121
Oil, gas and consumable fuels - 0.9%
Concho Resources, Inc. (I)	186,656	20,427,633
		31,243,754
Financials - 4.2%
Banks - 0.9%
Citigroup, Inc.	392,062	21,206,634
Capital markets - 1.0%
Morgan Stanley	624,078	21,405,875
Diversified financial services - 1.1%
McGraw Hill Financial, Inc.	245,994	23,731,041
Real estate investment trusts - 1.2%
American Tower Corp.	259,586	25,797,657
		92,141,207
Health care - 16.2%
Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (I)	180,553	32,217,877
Biogen, Inc. (I)	102,983	29,541,703
Celgene Corp. (I)	359,557	39,353,514

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Incyte Corp. (I)	8,505	$971,611
Regeneron Pharmaceuticals, Inc. (I)	61,392	33,427,944
Vertex Pharmaceuticals, Inc. (I)	33,637	4,351,282
		139,863,931
Health care equipment and supplies - 1.6%
Abbott Laboratories	776,322	34,872,384
Life sciences tools and services - 1.4%
Illumina, Inc. (I)	163,917	30,144,336
Pharmaceuticals - 6.8%
Allergan PLC (I)	115,128	36,137,528
Bristol-Myers Squibb Company	693,170	46,449,322
Novo Nordisk A/S, ADR	511,371	28,110,064
Shire PLC, ADR	191,150	39,828,014
		150,524,928
		355,405,579
Industrials - 1.8%
Aerospace and defense - 1.8%
The Boeing Company	273,893	39,837,737
Information technology - 39.4%
Communications equipment - 0.4%
Palo Alto Networks, Inc. (I)	54,224	10,158,324
Internet software and services - 15.8%
Alibaba Group Holding, Ltd., ADR (I)	422,961	35,562,561
Alphabet, Inc., Class A (I)	82,447	62,894,694
Alphabet, Inc., Class C (I)	86,330	64,108,658
Facebook, Inc., Class A (I)	891,878	92,969,363
LinkedIn Corp., Class A (I)	182,580	44,387,024
Tencent Holdings, Ltd.	2,351,189	46,723,675
		346,645,975
IT services - 7.7%
FleetCor Technologies, Inc. (I)	167,681	25,774,247
MasterCard, Inc., Class A	740,776	72,536,786
Visa, Inc., Class A	883,485	69,804,150
		168,115,183
Semiconductors and semiconductor equipment - 2.0%
ARM Holdings PLC, ADR	443,259	22,473,231
NXP Semiconductors NV (I)	223,607	20,898,310
		43,371,541
Software - 8.6%
Adobe Systems, Inc. (I)	492,599	45,053,105
Microsoft Corp.	286,821	15,588,721
Red Hat, Inc. (I)	409,172	33,310,693
salesforce.com, Inc. (I)	601,128	47,903,890
Splunk, Inc. (I)	350,760	20,870,220
Workday, Inc., Class A (I)	303,365	25,394,684
		188,121,313
Technology hardware, storage and peripherals - 4.9%
Apple, Inc.	912,197	107,912,905
		864,325,241
Materials - 1.4%
Chemicals - 1.4%
Monsanto Company	184,038	17,513,056
The Sherwin-Williams Company	45,560	12,577,749
		30,090,805
		30,090,805
TOTAL COMMON STOCKS (Cost $1,116,287,943)		$2,177,384,395

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	3,048,722	30,503,685
TOTAL SECURITIES LENDING
COLLATERAL (Cost $30,503,014)		$30,503,685
Total Investments (Capital Appreciation Fund)
(Cost $1,146,790,957) - 100.7%		$2,207,888,080
Other assets and liabilities, net - (0.7%)		(14,898,748)
TOTAL NET ASSETS - 100.0%		$2,192,989,332

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 60.1%
Consumer discretionary - 5.5%
Auto components - 1.8%
Johnson Controls, Inc.	779,200	$35,843,188
Hotels, restaurants and leisure - 0.5%
Compass Group PLC	598,245	10,401,802
Specialty retail - 3.2%
AutoZone, Inc. (I)	54,800	42,950,596
Lowe’s Companies, Inc.	276,900	21,210,540
O’Reilly Automotive, Inc. (I)	7,400	1,952,638
		66,113,774
		112,358,764
Consumer staples - 3.7%
Beverages - 0.9%
PepsiCo, Inc.	139,300	13,952,288
SABMiller PLC	57,630	3,494,242
		17,446,530
Food and staples retailing - 0.9%
CVS Health Corp.	184,300	17,340,787
Food products - 0.4%
Mondelez International, Inc., Class A	189,600	8,277,936
Tobacco - 1.5%
Altria Group, Inc.	210,100	12,101,760
Philip Morris International, Inc.	218,300	19,077,237
		31,178,997
		74,244,250
Energy - 1.0%
Oil, gas and consumable fuels - 1.0%
Canadian Natural Resources, Ltd.	855,900	20,712,780
Financials - 12.3%
Capital markets - 4.1%
Affiliated Managers Group, Inc. (I)	58,600	10,385,678
BlackRock, Inc.	31,700	11,529,924

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Bank of New York Mellon Corp.	1,404,900	$61,590,816
		83,506,418
Insurance - 5.3%
Marsh & McLennan Companies, Inc.	1,613,300	89,215,490
Willis Group Holdings PLC	407,400	18,724,104
		107,939,594
Real estate investment trusts - 2.9%
American Tower Corp.	431,400	42,872,532
Iron Mountain, Inc.	608,736	16,910,686
		59,783,218
		251,229,230
Health care - 14.2%
Health care equipment and supplies - 3.7%
Abbott Laboratories	589,300	26,471,356
Becton, Dickinson and Company	326,804	49,102,301
		75,573,657
Health care providers and services - 3.3%
Aetna, Inc.	268,300	27,567,825
Anthem, Inc.	95,700	12,477,366
Henry Schein, Inc. (I)	12,000	1,877,760
UnitedHealth Group, Inc.	215,300	24,266,463
		66,189,414
Life sciences tools and services - 4.1%
PerkinElmer, Inc.	419,300	22,289,988
Thermo Fisher Scientific, Inc.	447,400	61,920,160
		84,210,148
Pharmaceuticals - 3.1%
Allergan PLC (I)	80,392	25,234,245
Pfizer, Inc.	461,001	15,107,003
Zoetis, Inc.	483,793	22,593,133
		62,934,381
		288,907,600
Industrials - 10.7%
Aerospace and defense - 0.6%
The Boeing Company	83,800	12,188,710
Commercial services and supplies - 1.5%
Tyco International, Ltd.	885,700	31,274,067
Electrical equipment - 1.5%
AMETEK, Inc.	450,400	25,429,584
Sensata Technologies Holding NV (I)	129,600	5,936,976
		31,366,560
Industrial conglomerates - 5.1%
Danaher Corp.	872,409	84,091,504
Roper Technologies, Inc.	100,700	19,484,443
		103,575,947
Machinery - 1.5%
IDEX Corp.	176,800	13,931,840
Pentair PLC	287,900	16,323,930
		30,255,770
Professional services - 0.5%
IHS, Inc., Class A (I)	80,300	9,901,793
		218,562,847
Information technology - 8.7%
Communications equipment - 0.8%
NetScout Systems, Inc. (I)	502,138	16,620,768
Electronic equipment, instruments and components - 0.2%
TE Connectivity, Ltd.	72,900	4,890,861
Internet software and services - 0.8%
Alphabet, Inc., Class A (I)	6,000	4,577,100
Alphabet, Inc., Class C (I)	15,175	11,268,955
		15,846,055
IT services - 4.2%
Fiserv, Inc. (I)	566,000	54,471,840
FleetCor Technologies, Inc. (I)	68,800	10,575,248
Visa, Inc., Class A	272,900	21,561,829
		86,608,917
Semiconductors and semiconductor equipment - 0.3%
Texas Instruments, Inc.	89,100	5,178,492
Software - 2.4%
Microsoft Corp.	747,700	40,637,495
SS&C Technologies Holdings, Inc.	107,300	7,714,870
		48,352,365
		177,497,458
Materials - 0.6%
Chemicals - 0.6%
Cytec Industries, Inc.	167,700	12,555,699
Telecommunication services - 0.5%
Wireless telecommunication services - 0.5%
SBA Communications Corp., Class A (I)	91,700	9,643,172
Utilities - 2.9%
Electric utilities - 1.1%
FirstEnergy Corp.	386,700	12,138,513
Xcel Energy, Inc.	302,100	10,772,886
		22,911,399
Multi-utilities - 1.8%
PG&E Corp.	679,519	35,831,037
		58,742,436
TOTAL COMMON STOCKS (Cost $1,015,229,285)		$1,224,454,236

PREFERRED SECURITIES - 2.8%
Financials - 0.9%
American Tower Corp., 5.500%	113,115	11,558,091
State Street Corp., 6.000%	60,000	1,572,600
The Charles Schwab Corp., 6.000%	100,000	2,600,000
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	1,989,000
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,742,400
		19,462,091
Health care - 1.3%
Allergan PLC, 5.500%	24,559	25,721,132
Telecommunication services - 0.1%
T-Mobile US, Inc., 5.500%	42,163	2,603,987
Utilities - 0.5%
SCE Trust I, 5.625%	65,000	1,678,300
SCE Trust II, 5.100%	9,890	245,272
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	108,739	3,037,080

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
PREFERRED SECURITIES (continued)
Utilities (continued)
SCE Trust IV (5.375 to 09/15/2025, then
3 month LIBOR + 3.132%)		180,000	$4,656,600
			9,617,252
TOTAL PREFERRED SECURITIES (Cost $54,517,943)			$57,404,462

CORPORATE BONDS - 17.9%
Consumer discretionary - 4.4%
Amazon.com, Inc.
2.600%, 12/05/2019		$1,870,000	$1,909,861
American Honda Finance Corp.
0.950%, 05/05/2017		1,325,000	1,319,719
AutoZone, Inc.
2.500%, 04/15/2021		900,000	884,979
Cablevision Systems Corp.
7.750%, 04/15/2018		125,000	130,000
CCO Holdings LLC
7.375%, 06/01/2020		2,925,000	3,049,313
CCO Safari II LLC
3.579%, 07/23/2020 (S)		575,000	577,974
Cedar Fair LP
5.250%, 03/15/2021		1,567,000	1,606,175
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)		2,625,000	2,567,578
DISH DBS Corp.
4.625%, 07/15/2017		425,000	433,500
7.125%, 02/01/2016		5,325,000	5,367,068
Ford Motor Credit Company LLC
0.852%, 09/08/2017 (P)		2,925,000	2,887,990
0.902%, 12/06/2017 (P)		4,225,000	4,172,542
0.956%, 03/27/2017 (P)		4,750,000	4,711,535
1.461%, 03/27/2017		6,710,000	6,654,629
1.594%, 05/09/2016 (P)		2,955,000	2,960,875
1.724%, 12/06/2017		1,425,000	1,409,446
2.145%, 01/09/2018		2,035,000	2,035,936
2.375%, 03/12/2019		2,500,000	2,464,955
2.597%, 11/04/2019		3,075,000	3,031,332
4.250%, 02/03/2017		1,110,000	1,138,268
5.000%, 05/15/2018		1,490,000	1,572,869
6.625%, 08/15/2017		1,225,000	1,310,463
Group 1 Automotive, Inc.
5.000%, 06/01/2022		1,325,000	1,321,688
Hanesbrands, Inc.
6.375%, 12/15/2020		2,575,000	2,661,906
Hilton Worldwide Finance LLC
5.625%, 10/15/2021		4,350,000	4,529,220
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023		2,950,000	3,141,050
6.625%, 04/01/2021		375,000	420,938
6.900%, 07/15/2017		825,000	885,844
7.000%, 05/01/2020		650,000	741,000
8.500%, 06/15/2019		650,000	760,500
Lamar Media Corp.
5.000%, 05/01/2023		1,250,000	1,253,125
5.875%, 02/01/2022		675,000	707,063
Levi Strauss & Company
6.875%, 05/01/2022		1,425,000	1,539,000
Penske Automotive Group, Inc.
5.375%, 12/01/2024		750,000	759,375
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		250,000	255,925
Unitymedia GmbH
6.125%, 01/15/2025 (S)		2,425,000	2,443,188
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)		2,750,000	2,763,750
Univision Communications, Inc.
6.750%, 09/15/2022 (S)		3,464,000	3,589,570
8.500%, 05/15/2021 (S)		3,275,000	3,406,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)		2,275,000	2,229,500
5.375%, 04/15/2021 (S)		3,060,000	3,151,800
6.000%, 04/15/2021 (S)	GBP	855,000	1,347,465
			90,104,914
Consumer staples - 0.5%
B&G Foods, Inc.
4.625%, 06/01/2021		$1,100,000	1,086,250
PepsiCo, Inc.
1.250%, 04/30/2018		620,000	618,125
Rite Aid Corp.
6.750%, 06/15/2021		2,400,000	2,556,000
9.250%, 03/15/2020		5,185,000	5,541,469
			9,801,844
Energy - 4.6%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018		710,000	697,437
Chevron Corp.
1.365%, 03/02/2018		2,360,000	2,355,464
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023		6,375,000	6,209,125
6.500%, 01/15/2022		1,750,000	1,785,000
7.000%, 01/15/2021		8,875,000	9,141,250
Diamondback Energy, Inc.
7.625%, 10/01/2021		1,750,000	1,859,375
Energy Transfer Partners LP
4.150%, 10/01/2020		1,400,000	1,358,484
4.900%, 02/01/2024		1,800,000	1,674,700
EQT Corp.
4.875%, 11/15/2021		8,885,000	8,907,017
6.500%, 04/01/2018		1,165,000	1,239,496
8.125%, 06/01/2019		2,791,000	3,182,240
MarkWest Energy Partners LP
4.500%, 07/15/2023		9,550,000	8,427,875
4.875%, 12/01/2024		1,225,000	1,086,422
5.500%, 02/15/2023		6,430,000	6,060,275
ONEOK Partners LP
2.000%, 10/01/2017		1,120,000	1,098,549
Range Resources Corp.
4.875%, 05/15/2025 (S)		50,000	44,000
5.000%, 08/15/2022 to 03/15/2023		20,550,000	18,186,750
5.750%, 06/01/2021		5,895,000	5,497,088
Shell International Finance BV
0.806%, 05/11/2020 (P)		3,960,000	3,919,553
Targa Resources Partners LP
4.125%, 11/15/2019		900,000	843,750
4.250%, 11/15/2023		2,425,000	2,043,063
5.000%, 01/15/2018 (S)		3,950,000	3,880,875
5.250%, 05/01/2023		2,200,000	1,991,000
6.875%, 02/01/2021		3,075,000	3,082,688
			94,571,476
Financials - 1.4%
CBRE Services, Inc.
5.000%, 03/15/2023		525,000	528,708

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Crown Castle International Corp.
4.875%, 04/15/2022	$2,625,000	$2,693,171
5.250%, 01/15/2023	6,950,000	7,201,938
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)	1,500,000	1,573,500
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	5,540,000	5,501,913
KFW
0.500%, 04/19/2016	3,762,000	3,760,759
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	807,114
National Rural Utilities Cooperative
Finance Corp.
0.950%, 04/24/2017	715,000	713,062
Regions Bank
7.500%, 05/15/2018	15,000	16,762
State Street Corp. (5.250% to 09/15/2020,
then 3 month LIBOR + 3.597%)
09/15/2020 (Q)	2,650,000	2,663,118
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	87,975
The Bank of New York Mellon Corp.
(4.950% to 06/20/2020, then 3 month
LIBOR + 3.420%)
06/20/2020 (Q)	2,450,000	2,428,563
		27,976,583
Health care - 2.0%
Becton, Dickinson and Company
1.800%, 12/15/2017	1,785,000	1,788,984
2.675%, 12/15/2019	1,500,000	1,517,829
Centene Corp.
5.750%, 06/01/2017	1,325,000	1,371,375
Community Health Systems, Inc.
5.125%, 08/15/2018 to 08/01/2021	1,704,000	1,732,080
7.125%, 07/15/2020	2,225,000	2,225,000
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	2,000,000	1,920,000
5.125%, 07/15/2024	5,310,000	5,296,725
5.750%, 08/15/2022	9,390,000	9,730,388
Eli Lilly & Company
1.250%, 03/01/2018	1,330,000	1,327,724
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	2,350,000	2,540,938
5.875%, 01/31/2022 (S)	1,375,000	1,488,438
HCA, Inc.
6.500%, 02/15/2020	975,000	1,078,594
8.000%, 10/01/2018	2,000,000	2,245,000
IMS Health, Inc.
6.000%, 11/01/2020 (S)	450,000	460,125
Johnson & Johnson
1.125%, 11/21/2017	955,000	956,985
3.375%, 12/05/2023	180,000	192,710
Medtronic, Inc.
1.500%, 03/15/2018	1,650,000	1,655,529
2.500%, 03/15/2020	1,995,000	2,020,989
UnitedHealth Group, Inc.
1.400%, 12/15/2017	1,070,000	1,069,179
WellCare Health Plans, Inc.
5.750%, 11/15/2020	925,000	961,621
		41,580,213
Industrials - 1.0%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017	150,000	160,478
Caterpillar Financial Services Corp.
1.250%, 11/06/2017	1,700,000	1,695,874
2.250%, 12/01/2019	810,000	813,706
CNH Industrial Capital LLC
3.250%, 02/01/2017	2,056,000	2,038,010
3.625%, 04/15/2018	4,225,000	4,182,750
6.250%, 11/01/2016	2,475,000	2,536,875
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 07/08/2016	1,229,113	1,281,350
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 11/10/2019	288,208	326,396
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 04/11/2024	1,166,348	1,207,170
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 04/11/2020	324,779	341,018
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 04/15/2019	92,815	99,080
International Lease Finance Corp.
2.287%, 06/15/2016 (P)	1,620,000	1,616,760
Moog, Inc.
5.250%, 12/01/2022 (S)	550,000	562,375
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 04/22/2023	70,949	79,391
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 06/03/2025	251,031	254,796
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021	318,676	334,609
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 11/15/2025	1,379,544	1,400,237
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021	425,737	428,930
Xylem, Inc.
3.550%, 09/20/2016	1,100,000	1,118,911
4.875%, 10/01/2021	100,000	106,943
		20,585,659
Information technology - 1.1%
Amphenol Corp.
1.550%, 09/15/2017	500,000	498,695
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,586,653
Harris Corp.
1.999%, 04/27/2018	670,000	661,223
NXP BV
3.500%, 09/15/2016 (S)	1,550,000	1,553,875
3.750%, 06/01/2018 (S)	9,050,000	9,095,250
5.750%, 02/15/2021 to 03/15/2023 (S)	6,350,000	6,606,781

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023 (S)		$1,825,000	$1,893,438
			21,895,915
Materials - 0.2%
Cytec Industries, Inc.
3.950%, 05/01/2025		2,590,000	2,503,952
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
06/29/2067	EUR	550,000	588,350
The Valspar Corp.
3.950%, 01/15/2026		$415,000	416,408
			3,508,710
Telecommunication services - 2.4%
SBA Communications Corp.
4.875%, 07/15/2022		700,000	695,625
5.625%, 10/01/2019		2,375,000	2,470,000
SBA Telecommunications, Inc.
5.750%, 07/15/2020		5,800,000	6,053,866
T-Mobile USA, Inc.
6.542%, 04/28/2020		7,000,000	7,227,500
6.625%, 11/15/2020		3,708,000	3,819,240
Telesat Canada
6.000%, 05/15/2017 (S)		1,050,000	1,055,250
UPC Holding BV
6.375%, 09/15/2022 (S)	EUR	1,575,000	1,773,733
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$10,678,500	11,372,603
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		13,657,500	14,494,022
			48,961,839
Utilities - 0.3%
AmeriGas Finance LLC
6.750%, 05/20/2020		125,000	128,303
7.000%, 05/20/2022		650,000	669,500
AmeriGas Partners LP
6.250%, 08/20/2019		300,000	303,750
Berkshire Hathaway Energy Company
2.400%, 02/01/2020		1,780,000	1,766,741
CMS Energy Corp.
6.550%, 07/17/2017		745,000	799,680
8.750%, 06/15/2019		345,000	415,541
Southern California Gas Company
3.200%, 06/15/2025		1,750,000	1,779,316
Suburban Propane Partners LP
7.375%, 08/01/2021		400,000	417,000
			6,279,831
TOTAL CORPORATE BONDS (Cost $372,452,830)			$365,266,984

TERM LOANS (M) - 4.3%
Consumer discretionary - 0.5%
Cequel Communications LLC
3.500%, 02/14/2019		2,208,913	2,182,879
Charter Communications Operating LLC
3.000%, 07/01/2020		1,955,000	1,925,065
3.000%, 01/04/2021		799,120	786,848
Hanesbrands, Inc.
3.500%, 04/15/2022		447,750	449,010
Hilton Worldwide Finance LLC
3.500%, 10/26/2020		1,806,743	1,797,961
Kasima LLC
3.250%, 05/17/2021		392,279	390,154
Peninsula Gaming LLC
4.250%, 11/20/2017		1,509,487	1,503,071
Univision Communications, Inc.
4.000%, 03/01/2020		173,624	171,156
			9,206,144
Consumer staples - 0.5%
Charger OpCo BV
4.250%, 07/02/2022	EUR	1,458,752	1,536,749
4.250%, 07/02/2022		$5,956,572	5,904,452
Pinnacle Foods Finance LLC
3.000%, 04/29/2020		980,000	968,771
3.000%, 04/29/2020		1,948,026	1,924,893
			10,334,865
Health care - 0.8%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021		4,814,653	4,790,580
HCA, Inc.
2.982%, 03/31/2017		12,296,025	12,278,945
			17,069,525
Information technology - 0.5%
First Data Corp.
3.712%, 03/24/2018		1,325,000	1,311,750
3.712%, 09/24/2018		500,000	494,750
Kronos, Inc.
4.500%, 10/30/2019		3,215,407	3,193,301
9.750%, 04/30/2020		2,898,041	2,925,210
NXP Funding LLC TBD 10/30/2020 (T)		1,400,000	1,391,600
			9,316,611
Telecommunication services - 2.0%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019		27,173,120	25,372,901
Telesat Canada
3.500%, 03/28/2019		3,450,973	3,416,463
3.891%, 03/24/2017	CAD	639,375	476,976
4.141%, 03/26/2019		3,656,250	2,710,463
UPC Financing Partnership
3.250%, 06/30/2021		9,325,000	9,190,953
			41,167,756
Utilities - 0.0%
Texas Competitive Electric Holdings
Company LLC
3.750%, 11/07/2016		366,832	364,998
TOTAL TERM LOANS (Cost $90,816,583)			$87,459,899

SHORT-TERM INVESTMENTS - 15.0%
Money market funds - 15.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)		7,020,101	$7,020,101
T. Rowe Price Reserve Investment
Fund, 0.1237% (Y)		297,863,087	297,863,087
			304,883,188
TOTAL SHORT-TERM INVESTMENTS (Cost $304,883,188)			$304,883,188
Total Investments (Capital Appreciation Value Fund)
(Cost $1,837,899,829) - 100.1%			$2,039,468,769
Other assets and liabilities, net - (0.1%)			(1,138,441)
TOTAL NET ASSETS - 100.0%			$2,038,330,328

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 59.9%
U.S. Government - 32.2%
U.S. Treasury Bonds
2.500%, 02/15/2045	$19,126,000	$17,253,720
2.875%, 08/15/2045	9,061,000	8,858,894
3.000%, 05/15/2045 to 11/15/2045	10,667,000	10,692,325
3.125%, 02/15/2043	3,203,000	3,297,838
4.500%, 08/15/2039	145,000	186,518
U.S. Treasury Notes
0.625%, 05/31/2017 to 11/30/2017	51,952,000	51,738,053
0.750%, 10/31/2017 to 04/15/2018	16,526,000	16,420,452
0.875%, 08/15/2017 to 10/15/2018	66,250,000	66,035,508
1.000%, 05/31/2018 to 09/15/2018	26,919,000	26,783,904
1.250%, 11/15/2018	19,527,000	19,542,251
1.375%, 03/31/2020 to 10/31/2020	66,884,000	66,023,810
1.500%, 01/31/2019	2,582,000	2,599,046
1.625%, 03/31/2019 to 11/30/2020	57,718,000	57,782,389
1.875%, 10/31/2022	2,214,000	2,197,309
2.000%, 08/15/2025	9,398,000	9,214,814
2.125%, 05/15/2025	13,642,000	13,533,287
2.250%, 11/15/2025	16,423,000	16,476,884
		388,637,002
U.S. Government Agency - 27.7%
Federal Home Loan Mortgage Corp.
2.626%, 12/01/2042 (P)	1,378,978	1,411,227
2.648%, 10/01/2045 (P)	1,160,463	1,182,519
2.685%, 12/01/2045 (P)	362,000	369,450
2.694%, 08/01/2045 (P)	1,136,003	1,159,664
2.729%, 08/01/2045 (P)	821,923	843,491
2.753%, 09/01/2045 (P)	632,726	646,897
2.755%, 12/01/2045 (P)	1,355,000	1,384,775
2.760%, 10/01/2045 (P)	966,000	987,498
2.790%, 10/01/2045 (P)	1,210,000	1,238,170
2.830%, 10/01/2045 (P)	1,221,617	1,251,903
2.878%, 09/01/2045 (P)	2,580,000	2,666,186
2.881%, 01/01/2044 (P)	1,138,788	1,171,256
2.892%, 08/01/2044 (P)	1,404,520	1,444,850
3.002%, 09/01/2045 (P)	502,010	516,391
3.500%, TBA (C)	11,300,000	11,655,084
3.500%, 12/01/2028 to 08/01/2045	27,860,558	29,181,115
4.000%, 10/01/2029 to 12/01/2045	16,681,013	17,842,960
4.500%, 08/01/2020 to 06/01/2042	5,919,513	6,195,974
5.000%, 08/01/2039 to 07/01/2044	4,442,766	4,956,578
Federal National Mortgage Association
1.995%, 10/09/2019 (Z)	1,935,000	1,791,042
2.497%, 11/01/2045 (P)	1,169,000	1,187,508
2.510%, 09/01/2045 (P)	486,467	494,645
2.562%, 03/01/2045 (P)	264,703	269,806
2.595%, 12/01/2045 (P)	334,000	340,397
2.600%, 09/01/2045 (P)	936,964	955,718
2.625%, 09/06/2024	571,000	580,757
2.626%, 07/01/2045 (P)	388,240	396,636
2.677%, 10/01/2045 (P)	747,708	763,744
2.699%, 10/01/2045 (P)	956,594	978,791
2.723%, 01/01/2045 (P)	1,710,707	1,755,572
2.739%, 01/01/2045 (P)	1,283,659	1,317,116
2.745%, 02/01/2045 (P)	1,378,064	1,414,915
2.749%, 11/01/2045 (P)	181,714	185,941
2.750%, 11/01/2045 (P)	1,217,000	1,245,541
2.760%, 09/01/2045 (P)	1,966,537	2,014,650
2.770%, 09/01/2045 (P)	2,071,364	2,122,343
2.776%, 07/01/2045 (P)	683,427	701,025
2.790%, 10/01/2045 (P)	1,464,979	1,502,373
2.807%, 11/01/2044 (P)	192,026	197,402
2.810%, 10/01/2045 (P)	1,219,881	1,250,936
2.826%, 05/01/2043 (P)	524,630	542,378
2.947%, 09/01/2045 (P)	500,119	514,694
3.000%, 10/01/2042 to 05/01/2043	8,807,332	8,868,659
3.188%, 10/01/2043 (P)	380,084	392,024
3.500%, TBA (C)	9,400,000	9,713,361
3.500%, 12/01/2029 to 08/01/2045	33,080,090	34,599,842
4.000%, 03/01/2025 to 12/01/2045	58,373,348	62,433,823
4.376%, 04/01/2040 (P)	862,988	917,464
4.500%, 01/01/2020 to 03/01/2045	15,452,904	16,800,699
5.000%, 09/01/2043 to 07/01/2044	7,381,974	8,249,951
Government National Mortgage Association
2.500%, 05/20/2045 to 10/20/2045 (P)	8,090,046	8,226,643
3.000%, TBA (C)	14,700,000	14,939,950
3.500%, TBA (C)	34,400,000	35,887,045
4.000%, TBA (C)	8,500,000	9,030,448
4.000%, 05/20/2045 to 12/20/2045	8,120,481	8,702,084
4.500%, 04/15/2045 to 10/20/2045	4,546,165	4,977,500
Tennessee Valley Authority
2.875%, 09/15/2024	1,328,000	1,348,013
4.250%, 09/15/2065	1,687,000	1,659,802
		335,377,226
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $724,858,894)		$724,014,228

FOREIGN GOVERNMENT
OBLIGATIONS - 1.5%
Brazil - 0.1%
Federative Republic of Brazil
5.000%, 01/27/2045	2,485,000	1,826,475
Colombia - 0.1%
Republic of Colombia
4.500%, 01/28/2026	1,043,000	1,029,963
Japan - 0.1%
Japan Bank for International Cooperation
1.750%, 05/28/2020	1,935,000	1,905,425
Jordan - 0.2%
Hashemite Kingdom of Jordan
2.578%, 06/30/2022	1,970,000	1,999,972
Mexico - 0.2%
Government of Mexico
5.750%, 10/12/2110	2,198,000	2,110,080
Paraguay - 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (S)	745,000	728,238
Slovakia - 0.2%
Government of Slovakia
4.375%, 05/21/2022 (S)	2,240,000	2,496,883
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	3,160,000	3,513,427
5.500%, 10/26/2022 (S)	875,000	981,764
5.850%, 05/10/2023 (S)	640,000	732,858
		5,228,049

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Uruguay - 0.1%
Republic of Uruguay
4.375%, 10/27/2027	$645,000	$640,163
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $18,271,672)		$17,965,248

CORPORATE BONDS - 22.4%
Consumer discretionary - 2.0%
21st Century Fox America, Inc.
3.700%, 10/15/2025 (S)	730,000	733,401
4.950%, 10/15/2045 (S)	520,000	527,325
Amazon.com, Inc.
4.950%, 12/05/2044	280,000	298,623
Bed Bath & Beyond, Inc.
5.165%, 08/01/2044	745,000	645,805
CCO Safari II LLC
4.908%, 07/23/2025 (S)	1,485,000	1,508,153
6.484%, 10/23/2045 (S)	1,059,000	1,103,082
Coach, Inc.
4.250%, 04/01/2025	675,000	641,432
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	480,000	407,250
DIRECTV Holdings LLC
3.800%, 03/15/2022	305,000	311,916
3.950%, 01/15/2025	1,700,000	1,698,582
4.450%, 04/01/2024	1,290,000	1,337,702
General Motors Company
3.500%, 10/02/2018	1,540,000	1,561,714
4.000%, 04/01/2025	265,000	255,274
5.000%, 04/01/2035	685,000	654,852
5.200%, 04/01/2045	385,000	368,425
General Motors Financial Company, Inc.
3.100%, 01/15/2019	1,145,000	1,145,869
3.450%, 04/10/2022	1,210,000	1,169,015
Grupo Televisa SAB
5.000%, 05/13/2045	620,000	547,279
6.125%, 01/31/2046	575,000	585,586
Kohl’s Corp.
5.550%, 07/17/2045	550,000	523,986
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	825,000	807,373
3.500%, 06/15/2022	570,000	550,827
3.900%, 11/15/2024	1,035,000	998,197
3.950%, 06/15/2025	955,000	916,485
Sky PLC
3.750%, 09/16/2024 (S)	1,370,000	1,360,618
Time Warner Cable, Inc.
6.550%, 05/01/2037	350,000	354,614
Viacom, Inc.
4.850%, 12/15/2034	1,120,000	955,743
5.250%, 04/01/2044	490,000	418,478
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (S)	736,000	691,697
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,475,000	1,454,350
		24,533,653
Consumer staples - 1.0%
Anheuser-Busch InBev Finance, Inc.
4.625%, 02/01/2044	620,000	628,026
Kraft Heinz Foods Company
2.800%, 07/02/2020 (S)	1,975,000	1,981,136
3.950%, 07/15/2025 (S)	2,335,000	2,384,079
5.200%, 07/15/2045 (S)	890,000	933,129
Reynolds American, Inc.
4.450%, 06/12/2025	595,000	625,128
5.700%, 08/15/2035	955,000	1,050,943
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	925,000	846,104
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)	290,000	291,685
2.400%, 10/21/2018 (S)	610,000	617,172
2.900%, 10/21/2019 (S)	1,441,000	1,469,347
3.375%, 10/21/2020 (S)	1,425,000	1,466,150
		12,292,899
Energy - 2.5%
Apache Corp.
4.250%, 01/15/2044	675,000	606,957
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	767,000	652,278
Chevron Corp.
1.365%, 03/02/2018	2,020,000	2,016,118
2.411%, 03/03/2022	1,705,000	1,683,549
Ecopetrol SA
5.375%, 06/26/2026	910,000	828,100
5.875%, 05/28/2045	595,000	467,075
7.375%, 09/18/2043	175,000	161,438
Energy Transfer Partners LP
2.500%, 06/15/2018	1,075,000	1,048,351
4.150%, 10/01/2020	545,000	528,839
4.750%, 01/15/2026	1,565,000	1,401,439
EnLink Midstream Partners LP
5.050%, 04/01/2045	885,000	685,654
Enterprise Products Operating LLC
3.700%, 02/15/2026	1,080,000	1,011,810
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (S)	715,000	703,351
Halliburton Company
3.800%, 11/15/2025	715,000	720,181
5.000%, 11/15/2045	510,000	519,144
Kerr-McGee Corp.
6.950%, 07/01/2024	2,170,000	2,532,514
Kinder Morgan, Inc.
5.300%, 12/01/2034	685,000	525,649
Marathon Oil Corp.
5.200%, 06/01/2045	985,000	848,068
Marathon Petroleum Corp.
5.000%, 09/15/2054	125,000	110,167
ONEOK Partners LP
2.000%, 10/01/2017	585,000	573,796
Petroleos Mexicanos
2.378%, 04/15/2025	831,250	837,029
2.460%, 12/15/2025	2,740,000	2,766,159
4.500%, 01/23/2026 (S)	570,000	537,396
5.625%, 01/23/2046 (S)	890,000	747,600
Pioneer Natural Resources Company
3.450%, 01/15/2021	1,250,000	1,249,088
Rowan Companies, Inc.
5.400%, 12/01/2042	655,000	439,488
5.850%, 01/15/2044	400,000	279,792
Sunoco Logistics Partners Operations LP
5.950%, 12/01/2025	745,000	741,874
Talisman Energy, Inc.
3.750%, 02/01/2021	840,000	778,445

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
TC PipeLines LP
4.650%, 06/15/2021	$166,000	$166,398
Valero Energy Corp.
4.900%, 03/15/2045	880,000	793,668
Weatherford International, Ltd.
4.500%, 04/15/2022	300,000	235,500
5.950%, 04/15/2042	800,000	506,000
Western Gas Partners LP
3.950%, 06/01/2025	1,545,000	1,400,309
5.375%, 06/01/2021	215,000	224,258
5.450%, 04/01/2044	245,000	210,603
Williams Partners LP
4.000%, 09/15/2025	955,000	780,251
		30,318,336
Financials - 8.6%
ACE INA Holdings, Inc.
3.350%, 05/03/2026	1,695,000	1,690,510
4.350%, 11/03/2045	895,000	897,154
AIA Group, Ltd.
3.200%, 03/11/2025 (S)	1,170,000	1,132,938
Ally Financial, Inc.
3.250%, 11/05/2018	2,105,000	2,101,716
American International Group, Inc.
3.750%, 07/10/2025	1,035,000	1,034,861
4.375%, 01/15/2055	405,000	359,171
4.500%, 07/16/2044	175,000	165,798
American Tower Corp.
2.800%, 06/01/2020	685,000	681,520
3.450%, 09/15/2021	1,310,000	1,316,487
3.500%, 01/31/2023	1,276,000	1,246,602
4.000%, 06/01/2025	35,000	34,690
Assurant, Inc.
2.500%, 03/15/2018	1,335,000	1,344,220
Banco Santander SA
2.875%, 10/16/2020	1,980,000	1,978,020
Bank of America Corp.
2.625%, 10/19/2020	1,980,000	1,971,118
3.875%, 08/01/2025	3,205,000	3,280,128
6.000%, 09/01/2017	1,570,000	1,683,304
BNP Paribas SA
4.375%, 09/28/2025 (S)	979,000	967,812
Capital One Financial Corp.
4.200%, 10/29/2025	1,140,000	1,136,491
Citigroup, Inc.
1.550%, 08/14/2017	2,210,000	2,206,170
1.700%, 07/25/2016	940,000	944,039
2.650%, 10/26/2020	1,490,000	1,485,624
4.450%, 09/29/2027	2,685,000	2,690,722
4.650%, 07/30/2045	890,000	905,133
Citizens Financial Group, Inc.
4.300%, 12/03/2025	755,000	754,207
DDR Corp.
3.375%, 05/15/2023	1,325,000	1,261,119
4.625%, 07/15/2022	1,615,000	1,671,948
GE Capital International Funding Company
4.418%, 11/15/2035 (S)	1,419,000	1,457,262
General Electric Capital Corp.
5.875%, 01/14/2038	443,000	544,111
HCP, Inc.
4.000%, 12/01/2022	530,000	530,066
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	366,000	362,130
HSBC USA, Inc.
2.750%, 08/07/2020	2,830,000	2,847,413
Intercontinental Exchange, Inc.
2.750%, 12/01/2020	1,280,000	1,284,201
3.750%, 12/01/2025	1,035,000	1,044,288
JPMorgan Chase & Co.
2.550%, 10/29/2020	2,715,000	2,708,674
3.900%, 07/15/2025	3,250,000	3,370,104
4.250%, 10/01/2027	494,000	497,867
4.950%, 06/01/2045	631,000	639,356
Lazard Group LLC
3.750%, 02/13/2025	1,915,000	1,787,700
4.250%, 11/14/2020	1,085,000	1,132,864
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	1,030,000	992,976
Lloyds Banking Group PLC
5.300%, 12/01/2045 (S)	945,000	959,365
Marsh & McLennan Companies, Inc.
3.750%, 03/14/2026	1,115,000	1,121,314
Metropolitan Life Global Funding I
1.950%, 12/03/2018 (S)	1,175,000	1,173,670
2.500%, 12/03/2020 (S)	2,015,000	2,014,639
Mid-America Apartments LP
3.750%, 06/15/2024	1,200,000	1,168,285
4.000%, 11/15/2025	620,000	618,374
4.300%, 10/15/2023	555,000	564,588
Morgan Stanley
2.800%, 06/16/2020	2,405,000	2,432,369
3.950%, 04/23/2027	1,160,000	1,134,971
4.000%, 07/23/2025	4,475,000	4,648,657
Murray Street Investment Trust I
4.647%, 03/09/2017	1,961,000	2,034,616
Rabobank Nederland NV
4.375%, 08/04/2025	1,100,000	1,123,779
5.250%, 08/04/2045	670,000	708,636
Royal Bank of Canada
2.100%, 10/14/2020	2,975,000	2,946,256
Santander Issuances SAU
5.179%, 11/19/2025	1,915,000	1,923,568
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	1,185,000	1,185,908
Skandinaviska Enskilda Banken AB
2.625%, 11/17/2020 (S)	2,405,000	2,405,440
Stadshypotek AB
1.750%, 04/09/2020 (S)	4,055,000	3,977,760
Synchrony Financial
4.500%, 07/23/2025	1,280,000	1,287,812
Tanger Properties LP
3.750%, 12/01/2024	585,000	576,667
3.875%, 12/01/2023	695,000	697,071
Teachers Insurance & Annuity Association of
America
4.900%, 09/15/2044 (S)	195,000	200,605
The Goldman Sachs Group, Inc.
4.250%, 10/21/2025	1,240,000	1,243,649
4.750%, 10/21/2045	1,575,000	1,577,638
6.750%, 10/01/2037	1,069,000	1,283,144
UBS Group AG
2.950%, 09/24/2020 (S)	2,052,000	2,050,151
4.125%, 09/24/2025 (S)	1,364,000	1,367,563
WEA Finance LLC
3.250%, 10/05/2020 (S)	1,770,000	1,783,220

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Westpac Banking Corp.
2.250%, 11/09/2020 (S)	$2,695,000	$2,678,720
2.600%, 11/23/2020	2,275,000	2,279,846
		103,308,795
Health care - 1.8%
AbbVie, Inc.
2.500%, 05/14/2020	1,875,000	1,863,349
3.600%, 05/14/2025	1,345,000	1,332,855
Actavis Funding SCS
2.350%, 03/12/2018	970,000	978,808
3.000%, 03/12/2020	1,235,000	1,250,545
3.800%, 03/15/2025	1,525,000	1,538,640
4.750%, 03/15/2045	1,240,000	1,238,455
Anthem, Inc.
5.100%, 01/15/2044	475,000	488,152
Baxalta, Inc.
5.250%, 06/23/2045 (S)	1,245,000	1,255,168
Biogen, Inc.
2.900%, 09/15/2020	750,000	751,712
3.625%, 09/15/2022	650,000	661,460
4.050%, 09/15/2025	1,245,000	1,255,500
5.200%, 09/15/2045	423,000	425,435
Celgene Corp.
2.875%, 08/15/2020	765,000	768,417
3.875%, 08/15/2025 (L)	410,000	409,390
5.000%, 08/15/2045	790,000	791,307
Gilead Sciences, Inc.
2.550%, 09/01/2020	1,960,000	1,977,491
3.650%, 03/01/2026	1,464,000	1,475,997
4.600%, 09/01/2035	590,000	601,107
4.750%, 03/01/2046	895,000	910,891
Mylan, Inc.
5.400%, 11/29/2043	540,000	514,832
Perrigo Finance PLC
3.900%, 12/15/2024	1,265,000	1,226,946
		21,716,457
Industrials - 1.5%
AP Moeller - Maersk A/S
2.875%, 09/28/2020 (S)	2,330,000	2,312,096
3.875%, 09/28/2025 (S)	1,036,000	999,810
Burlington Northern Santa Fe LLC
4.700%, 09/01/2045	760,000	770,365
Embraer Netherlands Finance BV
5.050%, 06/15/2025	645,000	611,138
ERAC USA Finance LLC
4.500%, 02/15/2045 (S)	360,000	337,341
5.625%, 03/15/2042 (S)	1,099,000	1,183,349
L-3 Communications Corp.
3.950%, 05/28/2024	505,000	480,036
Lockheed Martin Corp.
2.500%, 11/23/2020	1,710,000	1,713,314
3.100%, 01/15/2023	570,000	570,263
3.550%, 01/15/2026	2,270,000	2,291,996
4.700%, 05/15/2046	965,000	989,917
Northrop Grumman Corp.
3.250%, 08/01/2023	1,495,000	1,499,672
3.850%, 04/15/2045	480,000	428,627
Penske Truck Leasing Company LP
3.050%, 01/09/2020 (S)	370,000	368,570
3.200%, 07/15/2020 (S)	1,660,000	1,655,062
3.375%, 02/01/2022 (S)	1,410,000	1,378,165
Valmont Industries, Inc.
5.250%, 10/01/2054	710,000	608,967
Verisk Analytics, Inc.
5.500%, 06/15/2045	195,000	186,826
		18,385,514
Information technology - 1.6%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024	1,195,000	1,151,951
Automatic Data Processing, Inc.
3.375%, 09/15/2025	600,000	615,373
Fidelity National Information Services, Inc.
2.850%, 10/15/2018	1,385,000	1,397,897
3.625%, 10/15/2020	1,110,000	1,126,445
4.500%, 10/15/2022	555,000	569,776
5.000%, 10/15/2025	750,000	777,353
HP Enterprise Company
2.850%, 10/05/2018 (S)	1,765,000	1,771,031
4.900%, 10/15/2025 (S)	940,000	928,080
6.350%, 10/15/2045 (S)	1,025,000	983,993
IBM Corp.
2.875%, 11/09/2022	1,490,000	1,486,658
Intel Corp.
4.900%, 07/29/2045	595,000	629,452
Microsoft Corp.
2.000%, 11/03/2020	1,665,000	1,668,273
2.650%, 11/03/2022	1,245,000	1,249,238
3.125%, 11/03/2025	1,665,000	1,676,099
4.450%, 11/03/2045	870,000	897,957
Oracle Corp.
2.500%, 05/15/2022	1,360,000	1,348,564
2.950%, 05/15/2025	890,000	870,389
		19,148,529
Materials - 0.6%
Albemarle Corp.
5.450%, 12/01/2044	675,000	654,457
Barrick Gold Corp.
4.100%, 05/01/2023	555,000	488,023
BHP Billiton Finance USA, Ltd. (6.750% to
10/19/2025, then 5 Year U.S. Swap
Rate + 5.093%)
10/19/2075 (S)	435,000	433,913
Corporacion Nacional del Cobre de Chile
4.500%, 09/16/2025 (S)	905,000	868,595
International Paper Company
5.150%, 05/15/2046	1,095,000	1,066,337
LYB International Finance BV
4.875%, 03/15/2044	520,000	500,381
LyondellBasell Industries NV
4.625%, 02/26/2055	505,000	431,423
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	1,425,000	1,363,511
The Mosaic Company
5.625%, 11/15/2043	500,000	507,885
Vale Overseas, Ltd.
8.250%, 01/17/2034	335,000	293,963
		6,608,488
Telecommunication services - 1.0%
America Movil SAB de CV
3.125%, 07/16/2022	1,270,000	1,257,849
AT&T, Inc.
3.000%, 06/30/2022	2,165,000	2,141,501

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
AT&T, Inc. (continued)
3.400%, 05/15/2025	$2,300,000	$2,230,250
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	330,000	348,533
Bharti Airtel, Ltd.
4.375%, 06/10/2025 (S)	415,000	409,608
Verizon Communications, Inc.
2.500%, 09/15/2016	820,000	829,343
4.272%, 01/15/2036	473,000	436,377
4.400%, 11/01/2034	1,502,000	1,424,587
4.862%, 08/21/2046	3,515,000	3,421,072
		12,499,120
Utilities - 1.8%
AGL Capital Corp.
3.875%, 11/15/2025	845,000	848,668
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,695,000	1,682,623
Appalachian Power Company
4.450%, 06/01/2045	535,000	519,120
Commonwealth Edison Company
3.700%, 03/01/2045	270,000	244,962
Consolidated Edison Company of
New York, Inc.
4.500%, 12/01/2045	560,000	567,645
4.625%, 12/01/2054	175,000	174,956
Dominion Resources, Inc.
3.900%, 10/01/2025	752,000	761,454
4.700%, 12/01/2044	800,000	785,618
Duke Energy Corp.
3.750%, 04/15/2024	600,000	610,301
4.800%, 12/15/2045	500,000	507,037
Duke Energy Progress LLC
3.250%, 08/15/2025	1,135,000	1,151,199
4.200%, 08/15/2045	420,000	419,100
Electricite de France SA
2.350%, 10/13/2020 (S)	1,025,000	1,012,975
4.950%, 10/13/2045 (S)	1,695,000	1,665,895
5.250%, 10/13/2055 (S)	515,000	495,867
MidAmerican Energy Company
3.500%, 10/15/2024	680,000	700,289
4.250%, 05/01/2046	680,000	681,861
PECO Energy Company
3.150%, 10/15/2025	1,245,000	1,249,706
Potomac Electric Power Company
3.600%, 03/15/2024	705,000	735,697
PPL Electric Utilities Corp.
4.150%, 10/01/2045	760,000	753,297
Public Service Electric & Gas Company
3.050%, 11/15/2024	660,000	662,031
Puget Energy, Inc.
6.000%, 09/01/2021	1,800,000	2,045,135
Sempra Energy
2.850%, 11/15/2020	1,245,000	1,250,515
3.750%, 11/15/2025	1,245,000	1,257,775
Southwestern Electric Power Company
3.900%, 04/01/2045	690,000	606,144
Virginia Electric and Power Company
4.450%, 02/15/2044	450,000	465,567
		21,855,437
TOTAL CORPORATE BONDS (Cost $274,344,482)		$270,667,228

MUNICIPAL BONDS - 1.0%
County of Clark Department of Aviation
(Nevada) 6.820%, 07/01/2045	1,725,000	2,397,647
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,160,000	1,652,594
New Jersey Turnpike Authority
7.102%, 01/01/2041	1,541,000	2,126,472
North Texas Tollway Authority
6.718%, 01/01/2049	1,375,000	1,890,886
Port Authority of New York & New Jersey
4.458%, 10/01/2062	1,610,000	1,561,620
State of California 7.600%, 11/01/2040	1,055,000	1,586,287
The Ohio State University 4.800%, 06/01/2111	469,000	454,011
TOTAL MUNICIPAL BONDS (Cost $11,331,462)		$11,669,517

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.0%
Commercial and residential - 4.1%
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	1,110,000	1,224,848
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	240,000	256,901
Series 2015-GC35, Class A4,
3.743%, 11/10/2048	470,000	484,086
Series 2015-GC35, Class AAB,
3.545%, 11/10/2048	1,074,000	1,106,180
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	1,753,069	1,769,372
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	241,000	239,829
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	484,000	496,237
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	80,000	85,672
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	975,374
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	318,000	329,198
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047	959,000	996,542
Series 2014-UBS6, Class ASB,
3.387%, 12/10/2047	843,000	864,520
Series 2015-LC23, Class A4,
3.774%, 10/10/2053	1,321,000	1,365,090
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2010-C1, Class A2,
3.830%, 07/10/2046 (S)	747,291	779,620
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	1,561,000	1,677,463
Commercial Mortgage Trust (Deutsche Bank
AG/Jefferies & Company)
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	195,000	201,688
Series 2015-PC1, Class ASB,
3.608%, 07/10/2050	1,310,000	1,359,758
Commercial Mortgage Trust (Deutsche Bank
AG/UBS), Series 2014-UBS3, Class A4
3.819%, 06/10/2047	933,000	975,827

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.808%, 11/15/2048	$1,334,000	$1,378,091
Series 2015-C4, Class ASB,
3.617%, 11/15/2048	1,683,000	1,735,688
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	223,256	224,045
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	3,940,000	4,311,594
GS Mortgage Securities Corp. II,
Series 2015-GC30, Class AAB
3.120%, 05/10/2050	875,000	883,607
GS Mortgage Securities Trust
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	210,176	210,136
Series 2012-GC6, Class A1,
1.282%, 01/10/2045	3,651	3,650
Series 2012-GCJ7, Class A1,
1.144%, 05/10/2045	92,655	92,655
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	1,525,000	1,538,565
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	181,000	185,498
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	247,131	246,066
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	361,000	376,400
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	237,000	247,080
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	523,000	535,792
Series 2015-GC32, Class AAB,
3.278%, 10/10/2048	1,166,000	1,181,963
Series 2015-GC32, Class AAB,
3.513%, 07/10/2048	1,309,000	1,347,613
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	2,033,210	2,322,454
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4,
3.801%, 09/15/2047	345,000	359,554
Series 2015-C28, Class A3,
2.912%, 10/15/2048	621,000	604,618
Series 2015-C28, Class ASB,
3.042%, 10/15/2048	470,000	472,100
Series 2015-C30, Class A4,
3.551%, 07/15/2048	786,000	802,489
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (P)	1,114,000	1,165,649
Series 2015-C30, Class ASB,
3.559%, 07/15/2048	1,048,000	1,084,177
Series 2015-C32, Class ASB,
3.358%, 11/15/2048	538,000	549,429
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	14,836	14,851
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	886,000	940,469
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	249,003	256,131
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	541,000	578,263
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	1,740,000	1,818,563
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	776,000	809,933
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	466,000	465,987
JPMorgan Mortgage Trust, Series 2015-IVR2,
Class A2
2.770%, 01/25/2045 (P)(S)	713,187	717,267
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	647,882	648,411
Series 2013-C9, Class A,
1.970%, 05/15/2046	312,000	313,066
Series 2015-C25, Class ASB,
3.383%, 10/15/2048	916,000	937,734
Series 2015-C27, Class ASB,
3.557%, 12/15/2047	682,000	702,629
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	1,711,429	1,722,281
Series 2011-C3, Class A2,
3.224%, 07/15/2049	1,030,045	1,041,768
UBS Commercial Mortgage Trust,
Series 2012-C1, Class A3
3.400%, 05/10/2045	494,000	510,562
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A2,
2.113%, 05/10/2063	854,000	860,855
Series 2013-C5, Class A4,
3.185%, 03/10/2046	202,000	204,909
		49,590,797
U.S. Government Agency - 3.9%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
1.871%, 08/25/2024 (P)	800,089	803,281
Series 2015-DN1, Class M1,
1.471%, 01/25/2025 (P)	595,039	595,816
Series 271, Class 30, 3.000%, 08/15/2042	480,584	474,775
Series 300, Class 300, 3.000%, 01/15/2043	12,772,142	12,860,134
Series 342, Class 300, 3.000%, 02/15/2045	4,356,617	4,373,817
Series 4225, Class A, 4.000%, 09/15/2040	1,371,179	1,462,233
Series 4227, Class AB, 3.500%, 10/15/2037	1,340,913	1,406,112
Series 4462, Class DA, 4.000%, 04/15/2040	7,649,452	8,190,011
Series 4483, Class PA, 2.500%, 06/15/2045	10,088,544	10,229,045
Federal National Mortgage Association
Series 2007-108, Class AN,
8.187%, 11/25/2037 (P)	361,031	439,801
Series 2012-112, Class DA,
3.000%, 10/25/2042	5,286,544	5,323,571
Series 2012-134, Class LC,
3.000%, 12/25/2042	533,745	540,825

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 411, Class A3, 3.000%, 08/25/2042	$512,885	$516,531
		47,215,952
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $97,544,131)		$96,806,749

ASSET BACKED SECURITIES - 11.3%
Ally Auto Receivables Trust
Series 2013-1, Class A3,
0.630%, 05/15/2017	30,379	30,373
Series 2014-1, Class A4,
1.530%, 04/15/2019	1,138,000	1,138,695
Series 2014-2, Class A4,
1.840%, 01/15/2020	7,000	7,001
Series 2015-2, Class A3,
1.490%, 11/15/2019	1,127,000	1,126,629
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	1,731,000	1,728,225
Series 2014-3, Class A, 1.330%, 03/15/2019	2,487,000	2,483,772
Series 2014-4, Class A2,
1.430%, 06/17/2019	1,019,000	1,016,663
Series 2014-5, Class A1,
0.687%, 10/15/2019 (P)	2,240,000	2,232,517
Series 2015-2, Class A1,
0.765%, 01/15/2021 (P)	1,591,000	1,584,265
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	1,139,000	1,140,270
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	3,003,000	2,978,518
Bank of The West Auto Trust, Series 2014-1,
Class A3
1.090%, 03/15/2019 (S)	556,000	554,974
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	318,000	317,360
Series 2014-3, Class A4,
1.790%, 03/16/2020	255,000	254,783
Series 2015-1, Class A3,
1.330%, 04/15/2019	1,755,000	1,750,017
Series 2015-1, Class A4,
1.820%, 09/15/2020	730,000	727,480
Series 2015-2, Class A3,
1.310%, 08/15/2019	708,000	704,320
Capital Auto Receivables Asset Trust
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	550,336
Series 2013-3, Class A3,
1.310%, 12/20/2017	3,077,630	3,079,450
Series 2013-3, Class A4,
1.680%, 04/20/2018	298,000	298,892
Series 2013-4, Class A3,
1.090%, 03/20/2018	1,862,000	1,860,982
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,022,000	1,023,555
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,425,000	1,429,098
Series 2014-2, Class A2,
0.910%, 04/20/2017	2,533,402	2,532,531
Series 2014-2, Class A3,
1.260%, 05/21/2018	1,067,000	1,066,694
Series 2014-2, Class A4,
1.620%, 10/22/2018	305,000	305,145
Series 2014-3, Class A3,
1.480%, 11/20/2018	908,000	907,944
Series 2015-1, Class A2,
1.420%, 06/20/2018	2,241,000	2,239,627
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,968,000	1,964,481
Series 2015-1, Class A4,
1.860%, 10/21/2019	1,232,000	1,227,186
Series 2015-2, Class A2,
1.390%, 09/20/2018	991,000	988,460
Series 2015-2, Class A3,
1.730%, 09/20/2019	2,437,000	2,430,280
Series 2015-2, Class A4,
1.970%, 01/21/2020	3,131,000	3,119,570
Series 2015-3, Class A3,
1.940%, 01/21/2020	1,540,000	1,539,713
Series 2015-4, Class A2,
1.620%, 03/20/2019	946,000	941,772
Series 2015-4, Class A3,
1.830%, 03/20/2020	1,244,000	1,235,636
Series 2015-4, Class A4,
2.010%, 07/20/2020	776,000	769,826
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7,
0.624%, 09/10/2020 (P)	160,000	159,744
Series 2014-A6, Class A6,
2.150%, 07/15/2021	2,474,000	2,500,034
Discover Card Execution Note Trust,
Series 2015-A4, Class A1
2.190%, 04/17/2023	2,270,000	2,268,915
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	274,694	274,571
Series 2013-D, Class A3,
0.670%, 04/15/2018	540,923	540,475
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	2,873,000	2,900,683
Series 2015-2, Class A,
2.440%, 01/15/2027 (S)	1,697,000	1,702,794
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	1,377,000	1,386,081
Series 2014-1, Class A1,
1.200%, 02/15/2019	682,000	680,730
Series 2015-2, Class A2,
0.767%, 01/15/2022 (P)	2,284,000	2,267,802
Hyundai Auto Receivables Trust
Series 2011-C A4, 1.300%, 02/15/2018	80,521	80,536
Series 2013-A, Class A4,
0.750%, 09/17/2018	580,000	579,501
Series 2013-B, Class A4,
1.010%, 02/15/2019	515,000	515,081
Series 2013-C, Class A3,
1.010%, 02/15/2018	47,107	47,147
Series 2014-B, Class A3,
0.900%, 12/17/2018	1,144,000	1,142,742
Navient Student Loan Trust
Series 2014-1, Class A2,
0.531%, 03/27/2023 (P)	557,000	552,247
Series 2014-8, Class A2,
0.661%, 04/25/2023 (P)	782,000	773,081

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust (continued)
Series 2014-8, Class B,
1.721%, 07/26/2049 (P)	$495,000	$459,102
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.500%, 10/27/2036 (P)	1,106,797	1,054,723
Series 2004-4, Class A5,
0.480%, 01/25/2037 (P)	967,435	942,026
Series 2005-1, Class A5,
0.430%, 10/25/2033 (P)	2,888,000	2,756,456
Series 2005-2, Class A5,
0.419%, 03/23/2037 (P)	1,007,000	950,919
Series 2005-3, Class A5,
0.439%, 12/24/2035 (P)	1,326,000	1,253,823
Series 2005-4, Class A4,
0.499%, 03/22/2032 (P)	668,000	603,119
Series 2006-1, Class A4,
0.468%, 11/23/2022 (P)	55,902	55,570
Series 2006-2, Class A4,
0.400%, 10/26/2026 (P)	127,093	126,800
Series 2010-4, Class A,
1.021%, 04/25/2046 (P)(S)	377,132	376,688
SLC Student Loan Trust, Series 2007-2,
Class A2
0.762%, 05/15/2028 (P)	294,376	290,986
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	2,329,000	2,443,773
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	311,000	320,926
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	1,459,483	1,486,998
Series 2012-C, Class A1,
1.297%, 08/15/2023 (P)(S)	915,600	915,681
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	1,778,000	1,801,746
Series 2012-E, Class A1,
0.947%, 10/16/2023 (P)(S)	226,656	226,544
Series 2012-E, Class A2B,
1.947%, 06/15/2045 (P)(S)	499,000	503,753
Series 2013-A, Class A1,
0.797%, 08/15/2022 (P)(S)	1,096,967	1,093,627
Series 2013-B, Class A1,
0.847%, 07/15/2022 (P)(S)	397,905	396,708
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	1,411,000	1,379,452
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	281,000	284,496
Series 2014-A, Class A1,
0.797%, 07/15/2022 (P)(S)	1,180,387	1,177,489
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	984,000	983,299
SLM Student Loan Trust
Series 2004-10, Class A6A,
0.870%, 04/27/2026 (P)(S)	2,826,000	2,789,923
Series 2004-3, Class A5,
0.490%, 07/25/2023 (P)	1,322,419	1,291,920
Series 2005-5, Class A3,
0.420%, 04/25/2025 (P)	83,807	83,120
Series 2005-5, Class A4,
0.460%, 10/25/2028 (P)	8,572,000	8,054,375
Series 2005-6, Class A5B,
1.520%, 07/27/2026 (P)	344,932	345,752
Series 2005-6, Class A6,
0.460%, 10/27/2031 (P)	1,891,000	1,794,928
Series 2005-7, Class A4,
0.470%, 10/25/2029 (P)	856,000	804,307
Series 2005-9, Class A5,
0.440%, 01/27/2025 (P)	390,777	389,486
Series 2006-3, Class A5,
0.420%, 01/25/2021 (P)	1,012,000	969,847
Series 2007-2, Class A4,
0.380%, 07/25/2022 (P)	2,578,000	2,426,576
Series 2007-2, Class B,
0.490%, 07/25/2025 (P)	2,151,000	1,805,771
Series 2007-3, Class A3,
0.360%, 04/25/2019 (P)	3,728,591	3,676,944
Series 2007-5, Class A5,
0.400%, 01/25/2024 (P)	869,000	858,314
Series 2008-5, Class A3,
1.620%, 01/25/2018 (P)	50,954	51,001
Series 2010-1, Class A,
0.621%, 03/25/2025 (P)	769,177	753,670
Series 2012-6, Class A3,
0.971%, 05/26/2026 (P)	963,000	953,111
Series 2012-6, Class B,
1.221%, 04/27/2043 (P)	720,000	637,046
Series 2013-1, Class B,
2.021%, 11/25/2043 (P)	185,000	164,372
Series 2013-2, Class B,
1.721%, 06/25/2043 (P)	119,000	105,313
Series 2013-3, Class B,
1.721%, 09/25/2043 (P)	366,000	338,446
Series 2013-A, Class A2B,
1.247%, 05/17/2027 (P)(S)	640,000	635,639
Series 2014-2, Class A3,
0.811%, 03/26/2029 (P)	840,000	802,441
Series 2014-2, Class B,
1.721%, 01/25/2045 (P)	100,000	92,154
SMB Private Education Loan Trust
Series 2015-A, Class A1,
0.797%, 07/17/2023 (P)(S)	462,249	459,229
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	5,452,000	5,341,190
Series 2015-A, Class A2B,
1.197%, 06/15/2027 (P)(S)	2,328,000	2,314,881
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	1,381,000	1,383,374
Series 2015-B, Class A2B,
1.397%, 07/15/2027 (P)(S)	1,663,000	1,651,097
Series 2015-C, Class A1,
1.094%, 07/15/2022 (P)(S)	1,984,000	1,982,655
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)	969,000	960,430
Series 2015-C, Class A2B,
1.594%, 07/15/2027 (P)(S)	848,000	844,255
Trade MAPS 1, Ltd., Series 2013-1A, Class A
0.894%, 12/10/2018 (P)(S)	1,142,000	1,135,301
World Financial Network Credit Card
Master Trust, Series 2014-C, Class A
1.540%, 08/16/2021	501,000	500,428
TOTAL ASSET BACKED SECURITIES (Cost $137,471,533)		$135,941,204

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.1456% (W)(Y)		17,089	$170,980
TOTAL SECURITIES LENDING
COLLATERAL (Cost $170,980)			$170,980

SHORT-TERM INVESTMENTS - 6.5%
Money market funds - 6.5%
State Street Institutional Liquid Reserves
Fund, 0.1503% (Y)		79,109,778	$79,109,778
TOTAL SHORT-TERM INVESTMENTS (Cost $79,109,778)			$79,109,778
Total Investments (Core Bond Fund)
(Cost $1,343,102,932) - 110.6%			$1,336,344,932
Other assets and liabilities, net - (10.6%)			(127,648,241)
TOTAL NET ASSETS - 100.0%			$1,208,696,691

Fundamental Global Franchise Fund
		Shares or
		Principal
		Amount	Value
COMMON STOCKS - 92.1%
Belgium - 2.0%
Anheuser-Busch InBev NV		73,089	$9,396,770
China - 1.5%
Alibaba Group Holding, Ltd., ADR (I)		85,930	7,224,994
France - 5.2%
Danone SA		354,859	24,814,605
Germany - 5.0%
adidas AG		246,853	23,842,466
Ireland - 3.9%
Experian PLC		1,003,874	18,623,897
Netherlands - 5.8%
Heineken Holding NV		354,838	27,853,075
South Korea - 2.7%
Samsung Electronics Company, Ltd.		11,577	12,815,078
Switzerland - 1.6%
Nestle SA		100,312	7,435,052
United Kingdom - 13.6%
British American Tobacco PLC		244,136	14,207,421
Diageo PLC		479,547	13,753,941
Imperial Tobacco Group PLC		312,689	16,889,504
Intertek Group PLC		141,130	6,009,070
SABMiller PLC		234,209	14,200,577
			65,060,513
United States - 50.8%
Alphabet, Inc., Class A (I)		9,256	7,060,941
Alphabet, Inc., Class C (I)		9,505	7,058,413
Amazon.com, Inc. (I)		29,229	19,431,439
American Express Company		99,300	7,113,852
American Tower Corp.		95,195	9,460,479
Amgen, Inc.		54,335	8,753,369
Apple, Inc.		164,582	19,470,051
eBay, Inc. (I)		1,024,259	30,307,824
IHS, Inc., Class A (I)		127,303	15,697,733
McCormick & Company, Inc.		63,687	5,471,987
McDonald’s Corp.		169,727	19,376,034
Mead Johnson Nutrition Company		92,468	7,451,996
PayPal Holdings, Inc. (I)		296,981	10,471,550
PepsiCo, Inc.		169,880	17,015,181
Philip Morris International, Inc.		37,441	3,271,969
Ralph Lauren Corp.		156,477	19,436,008
The Coca-Cola Company		250,449	10,674,136
The Procter & Gamble Company		246,761	18,467,593
Visa, Inc., Class A		76,403	6,036,601
			242,027,156
TOTAL COMMON STOCKS (Cost $348,364,301)			$439,093,606

SHORT-TERM INVESTMENTS - 8.5%
Money market funds - 8.5%
JPMorgan U.S. Treasury Plus Money Market
Fund, 0.0000% (Y)		40,675,223	40,675,223
TOTAL SHORT-TERM INVESTMENTS (Cost $40,675,223)			$40,675,223
Total Investments (Fundamental Global Franchise Fund)
(Cost $389,039,524) - 100.6%			$479,768,829
Other assets and liabilities, net - (0.6%)			(2,823,085)
TOTAL NET ASSETS - 100.0%			$476,945,744

Global Bond Fund
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 35.4%
Australia - 0.5%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	$1,262,982
3.750%, 11/20/2020		200,000	194,780
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		1,300,000	1,010,341
			2,468,103
Canada - 2.6%
Government of Canada
1.500%, 12/01/2044	CAD	329,862	294,281
Province of Alberta Canada
1.250%, 06/01/2020		2,100,000	1,555,772
2.350%, 06/01/2025		2,200,000	1,620,664
Province of British Columbia
4.300%, 06/18/2042		500,000	442,181
Province of Ontario
2.100%, 09/08/2018		1,000,000	768,288
2.450%, 06/29/2022		$1,100,000	1,096,398
3.150%, 06/02/2022	CAD	600,000	480,872
3.450%, 06/02/2045		1,100,000	837,044
3.500%, 06/02/2024		3,800,000	3,088,572
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,182,893
4.250%, 12/01/2021		1,900,000	1,613,474
			12,980,439
France - 1.9%
Government of France
0.250%, 07/25/2024	EUR	2,996,020	3,450,587
1.000%, 11/25/2025		800,000	862,170
1.750%, 05/25/2023 to 11/25/2024		1,700,000	1,977,642
3.000%, 04/25/2022		800,000	997,324

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
France (continued)
Government of France (continued)
3.250%, 05/25/2045	EUR	1,600,000	$2,231,247
			9,518,970
Germany - 0.7%
Federal Republic of Germany
0.100%, 04/15/2023		828,160	944,051
4.250%, 07/04/2039		1,400,000	2,383,235
Greece - 0.6%
Republic of Greece
3.800%, 08/08/2017	JPY	400,000,000	2,961,820
Italy - 6.5%
Republic of Italy
2.000%, 12/01/2025	EUR	4,100,000	4,564,388
4.000%, 02/01/2037		3,400,000	4,575,793
4.500%, 03/01/2024		14,800,000	19,676,519
5.000%, 09/01/2040		2,000,000	3,084,147
6.000%, 08/04/2028	GBP	500,000	916,045
			32,816,892
Japan - 5.5%
Government of Japan
1.400%, 09/20/2034	JPY	160,000,000	1,390,867
1.500%, 12/20/2044		100,000,000	838,007
1.600%, 03/20/2033		360,000,000	3,264,469
1.700%, 09/20/2032 to 09/20/2044		2,400,000,000	22,121,004
			27,614,347
Mexico - 2.1%
Government of Mexico
4.750%, 06/14/2018	MXN	12,300,000	745,601
8.000%, 06/11/2020		145,000,000	9,712,964
8.500%, 12/13/2018		5,170,000	343,925
			10,802,490
Norway - 0.2%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,099,693
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	25,929
Slovenia - 4.8%
Republic of Slovenia
4.125%, 02/18/2019 (S)		$1,900,000	2,005,868
4.125%, 02/18/2019		4,100,000	4,328,386
4.700%, 11/01/2016 (S)	EUR	7,600,000	8,367,566
4.750%, 05/10/2018		$4,800,000	5,111,851
5.250%, 02/18/2024		1,400,000	1,556,521
5.500%, 10/26/2022		1,600,000	1,795,144
5.850%, 05/10/2023		600,000	686,974
Spain - 5.2%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,108,616
Autonomous Community of Catalonia
4.300%, 11/15/2016		400,000	428,880
4.750%, 06/04/2018		700,000	779,919
4.950%, 02/11/2020		1,000,000	1,145,983
Autonomous Community of Madrid
4.300%, 09/15/2026		1,300,000	1,675,550
Kingdom of Spain
2.750%, 10/31/2024 (S)		5,400,000	6,331,590
3.800%, 04/30/2024 (S)		3,400,000	4,281,942
4.400%, 10/31/2023 (S)	EUR	700,000	914,920
4.800%, 01/31/2024 (S)		2,100,000	2,820,538
5.150%, 10/31/2044 (S)		4,325,000	6,776,418
			26,264,356
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	829,945
United Kingdom - 4.6%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,900,000	2,987,466
2.750%, 09/07/2024		1,400,000	2,280,779
3.250%, 01/22/2044		5,500,000	9,450,580
3.500%, 01/22/2045		600,000	1,082,307
4.250%, 12/07/2040		2,800,000	5,570,746
4.750%, 12/07/2030 to 12/07/2038		800,000	1,629,370
			23,001,248
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $190,884,337)			$177,563,828

CORPORATE BONDS - 24.8%
Australia - 0.7%
CNOOC Curtis Funding No. 1 Pty, Ltd.
4.500%, 10/03/2023 (S)		$1,900,000	1,984,513
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		1,500,000	1,498,556
			3,483,069
Belgium - 0.3%
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		1,200,000	1,324,472
Brazil - 0.8%
Petrobras Global Finance BV
3.250%, 03/17/2017		2,900,000	2,711,500
7.875%, 03/15/2019		1,200,000	1,114,200
			3,825,700
China - 0.4%
Sinopec Group Overseas Development
2012, Ltd.
3.900%, 05/17/2022 (S)		300,000	308,892
Sinopec Group Overseas Development
2013, Ltd.
4.375%, 10/17/2023 (S)		1,500,000	1,565,181
			1,874,073
Denmark - 6.0%
Nordea Kredit Realkreditaktieselskab
3.000%, 10/01/2047	DKK	5,000,000	706,163
Nykredit Realkredit A/S
1.000%, 07/01/2016 to 10/01/2016		94,800,000	13,511,082
2.000%, 04/01/2016		44,300,000	6,317,577
2.500%, 10/01/2037		9,200,000	1,300,317
3.000%, 10/01/2047		17,486,217	2,459,717
Realkredit Danmark A/S
1.000%, 04/01/2016		26,000,000	3,694,456
2.000%, 01/01/2016		13,500,000	1,913,769
			29,903,081

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
France - 0.1%
BPCE SA
4.500%, 03/15/2025 (S)		$200,000	$197,066
Dexia Credit Local SA
0.375%, 07/10/2017	EUR	400,000	425,687
			622,753
Germany - 2.3%
FMS Wertmanagement AoeR
3.375%, 06/17/2021		2,600,000	3,252,018
KFW
5.000%, 03/19/2024	AUD	100,000	80,905
6.250%, 05/19/2021		8,100,000	6,812,118
Landwirtschaftliche Rentenbank
4.250%, 01/24/2023		300,000	229,611
5.375%, 04/23/2024	NZD	1,500,000	1,075,518
			11,450,170
Greece - 0.2%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	300,000	286,061
National Bank of Greece SA
3.875%, 10/07/2016		800,000	820,728
			1,106,789
Hong Kong - 0.4%
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022		$2,100,000	2,149,224
Ireland - 0.9%
Depfa ACS Bank
3.875%, 11/14/2016	EUR	1,500,000	1,640,751
4.875%, 05/21/2019		100,000	122,828
5.125%, 03/16/2037 (S)		$500,000	618,956
5.750%, 03/28/2017		2,000,000	2,110,574
Italy - 0.5%
Banca Carige SpA
3.750%, 11/25/2016	EUR	500,000	544,432
3.875%, 10/24/2018		1,435,000	1,650,439
Banco Popolare SC
2.375%, 01/22/2018		500,000	536,247
			2,731,118
Ivory Coast - 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,581,142
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$700,000	695,138
Macau - 0.3%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		1,800,000	1,620,000
Netherlands - 0.6%
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,304,853
Stichting AK Rabobank Certificaten
6.500%, 12/29/2015 (Q)	EUR	600,000	708,163
Norway - 0.1%
Eksportfinans ASA
5.500%, 05/25/2016		$600,000	609,612
Portugal - 0.1%
Novo Banco SA
4.000%, 01/21/2019	EUR	200,000	192,710
4.750%, 01/15/2018		100,000	98,615
5.000%, 05/21/2019	EUR	247,000	236,794
			528,119
Russia - 0.3%
Gazprom OAO
9.250%, 04/23/2019		$1,500,000	1,692,753
Spain - 0.7%
Bankia SA
3.500%, 12/14/2015	EUR	3,300,000	3,489,790
Sweden - 0.5%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	370,712
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	492,295
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018		3,000,000	376,450
Swedbank AB
2.200%, 03/04/2020 (S)		$1,000,000	992,025
			2,231,482
Switzerland - 2.2%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	2,630,761
UBS AG
5.125%, 05/15/2024		$2,800,000	2,841,880
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		5,100,000	5,346,662
United Kingdom - 2.5%
Barclays Bank PLC
7.625%, 11/21/2022		2,700,000	3,051,000
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		1,400,000	1,517,687
HBOS PLC
1.032%, 09/06/2017 (P)		1,300,000	1,291,875
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,806,302
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,088,681
Tesco Corporate Treasury Services PLC
1.375%, 07/01/2019	EUR	800,000	822,268
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	151,720
6.125%, 02/24/2022		950,000	1,535,562
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		$1,000,000	1,086,902
			12,351,997
United States - 4.3%
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	598,500
3.500%, 07/18/2016		400,000	401,752
3.600%, 05/21/2018		1,000,000	1,001,200
Altria Group, Inc.
9.250%, 08/06/2019		354,000	434,973
Bank of America Corp.
1.003%, 08/25/2017 (P)		2,000,000	1,996,434
1.700%, 08/25/2017		1,000,000	1,000,386

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp. (6.100% to
03/17/2025, then 3 month
LIBOR + 3.898%)
03/17/2025 (Q)	$1,300,000	$1,307,313
CCO Safari II LLC
4.464%, 07/23/2022 (S)	1,500,000	1,517,171
6.384%, 10/23/2035 (S)	1,000,000	1,041,108
Citigroup, Inc.
1.013%, 04/27/2018 (P)	1,000,000	996,972
Citigroup, Inc. (6.125% to 11/15/2020,
then 3 month LIBOR + 4.478%)
11/15/2020 (Q)	1,100,000	1,117,188
Dexia Credit Local SA
1.875%, 01/29/2020 (S)	2,200,000	2,171,382
International Lease Finance Corp.
6.750%, 09/01/2016 (S)	2,100,000	2,176,125
7.125%, 09/01/2018 (S)	500,000	548,750
JPMorgan Chase & Co.
3.900%, 07/15/2025	2,200,000	2,281,301
Masco Corp.
6.125%, 10/03/2016	700,000	724,500
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)	200,000	209,500
7.250%, 12/15/2021 (S)	200,000	203,500
Red Oak Power LLC
8.540%, 11/30/2019	489,137	511,148
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022	1,400,000	1,385,391
		21,624,594
TOTAL CORPORATE BONDS (Cost $130,569,705)		$124,220,504

CONVERTIBLE BONDS - 0.1%
Canada - 0.1%
NB Finance, Ltd.
3.500%, 12/06/2015	500,000	496,875
TOTAL CONVERTIBLE BONDS (Cost $499,854)		$496,875

MUNICIPAL BONDS - 0.1%
United States - 0.1%
New Jersey Turnpike Authority
7.102%, 01/01/2041	400,000	551,972
TOTAL MUNICIPAL BONDS (Cost $584,832)		$551,972

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 16.9%
U.S. Government - 12.8%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024	7,454,068	7,161,977
0.250%, 01/15/2025	11,151,726	10,750,665
1.375%, 01/15/2020 to 02/15/2044	746,466	778,590
1.750%, 01/15/2028	1,249,435	1,386,466
2.375%, 01/15/2025 to 01/15/2027	4,698,178	5,435,303
2.500%, 01/15/2029	8,423,308	10,149,758
U.S. Treasury Bonds
2.750%, 11/15/2042	13,800,000	13,207,028
2.875%, 08/15/2045	2,200,000	2,150,929
3.000%, 05/15/2042 (D)	500,000	505,078
3.000%, 05/15/2045	600,000	600,820
3.125%, 02/15/2042 to 08/15/2044 (D)	2,500,000	2,575,118
3.375%, 05/15/2044 (D)	400,000	431,312
3.625%, 02/15/2044 (D)	4,600,000	5,202,131
4.375%, 05/15/2040	1,500,000	1,895,391
4.625%, 02/15/2040 (D)	300,000	392,555
6.125%, 11/15/2027 (D)	400,000	557,484
U.S. Treasury Notes
2.250%, 11/15/2024 (D)	300,000	301,547
2.375%, 08/15/2024	300,000	304,863
U.S. Treasury Strip 1.905%, 05/15/2026 *	500,000	385,969
		64,172,984
U.S. Government Agency - 4.1%
Federal National Mortgage Association
1.421%, 11/01/2042 to 10/01/2044 (P)	1,305,720	1,330,958
2.093%, 11/01/2035 (P)	122,444	127,209
2.510%, 09/01/2035 (P)	40,308	42,676
2.662%, 07/01/2035 (P)	43,339	46,079
3.000%, TBA (C)	6,000,000	6,026,027
3.500%, TBA (C)	7,800,000	8,060,023
3.730%, 01/01/2018	5,000,000	5,023,427
		20,656,399
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $86,048,343)		$84,829,383

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.1%
Commercial and residential - 13.8%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.799%, 09/25/2035 (P)	70,440	58,866
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.314%, 10/25/2034 (P)	109,965	109,767
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.789%, 02/20/2036 (P)	529,153	524,750
Series 2006-J, Class 4A1,
2.942%, 01/20/2047 (P)	76,551	64,563
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-5, Class 1A2,
2.564%, 08/25/2033 (P)	26,251	26,200
Series 2003-7, Class 6A,
2.609%, 10/25/2033 (P)	56,327	56,834
Series 2003-9, Class 2A1,
2.864%, 02/25/2034 (P)	9,736	9,537
Series 2004-2, Class 22A,
2.688%, 05/25/2034 (P)	119,861	116,374
Series 2004-2, Class 23A,
2.458%, 05/25/2034 (P)	49,613	45,758
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)	592,066	593,369
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)	118,538	119,819
Series 2005-4, Class 3A1,
2.776%, 08/25/2035 (P)	311,334	266,171
Series 2005-5, Class A2,
2.480%, 08/25/2035 (P)	378,886	379,728
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.703%, 09/25/2035 (P)	1,074,943	906,261

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Alt-A Trust (continued)
Series 2005-9, Class 24A1,
2.734%, 11/25/2035 (P)		$447,658	$333,470
Series 2006-8, Class 3A1,
0.381%, 02/25/2034 (P)		46,111	42,017
Series 2006-6, Class 32A1,
2.700%, 11/25/2036 (P)		1,154,942	828,699
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.599%, 01/26/2036 (P)		587,195	475,022
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
0.457%, 05/20/2045 (P)		387,380	296,821
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.573%, 02/15/2041 (P)	GBP	762,246	1,118,672
Casa D’este Finance SRL, Series 1,
Class 1A2
0.312%, 09/15/2040 (P)	EUR	717,496	737,423
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		$158,510	156,438
Series 2005-11, Class A2A,
2.730%, 10/25/2035 (P)		610,057	603,745
Series 2005-12, Class 2A1,
0.997%, 08/25/2035 (P)(S)		930,877	718,368
Series 2005-5, Class 1A4,
3.572%, 08/25/2035 (P)		7,009,367	5,944,637
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)		202,137	202,095
Series 2005-6, Class A2,
2.420%, 09/25/2035 (P)		225,331	226,207
Series 2005-7, Class 1A2,
2.411%, 09/25/2035 (P)		1,522,204	1,308,287
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		86,601	79,372
Series 2005-45, Class 2A1,
2.294%, 10/20/2035 (P)		1,598,846	1,415,440
Series 2005-56, Class 2A2,
2.203%, 11/25/2035 (P)		59,974	50,293
Series 2005-56, Class 2A3,
1.663%, 11/25/2035 (P)		59,933	48,813
Series 2006-OA19, Class A1,
0.387%, 02/20/2047 (P)		1,411,398	1,049,804
Series 2007-11T1, Class A12,
0.571%, 05/25/2037 (P)		257,651	155,528
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		118,488	100,661
Series 2005-81, Class A1,
0.501%, 02/25/2037 (P)		2,704,190	2,097,705
Series 2006-OA1, Class 2A1,
0.417%, 03/20/2046 (P)		900,392	677,630
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.766%, 08/25/2034 (P)		31,793	28,117
Series 2004-22, Class A3,
2.643%, 11/25/2034 (P)		123,243	116,423
Series 2005-R2, Class 1AF1,
0.561%, 06/25/2035 (P)(S)		218,733	193,015
Series 2004-12, Class 12A1,
2.710%, 08/25/2034 (P)		285,052	246,837
Series 2004-25, Class 1A1,
0.881%, 02/25/2035 (P)		137,086	126,080
Series 2004-25, Class 2A1,
0.901%, 02/25/2035 (P)		168,749	147,176
Series 2005-HYB9, Class 5A1,
2.602%, 02/20/2036 (P)		360,155	313,640
Series 2005-HYB9, Class 3A2A,
2.593%, 02/20/2036 (P)		243,461	225,759
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.313%, 07/25/2033 (P)		9,855	9,755
Series 2003-AR20, Class 2A1,
2.589%, 08/25/2033 (P)		79,546	79,824
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.928%, 12/16/2049 (P)(S)		230,766	236,154
Creso S.R.L, Series 2, Class A
0.659%, 12/30/2060 (P)	EUR	2,462,679	2,587,643
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.271%, 02/20/2044 (P)	GBP	931,229	1,416,681
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2006-AR3, Class A2
0.341%, 08/25/2036 (P)		$1,606,719	1,283,149
Eurosail PLC, Series 2006-1X, Class A2C
0.747%, 06/10/2044 (P)	GBP	1,475,547	2,150,114
First Flexible PLC, Series 7, Class A
0.828%, 09/15/2033 (P)		157,094	231,174
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.724%, 08/25/2035 (P)		$54,774	48,573
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.547%, 11/15/2031 (P)		179,265	170,946
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.089%, 06/25/2034 (P)		10,230	9,970
Great Hall Mortgages PLC
Series 2006-1, Class A2B,
0.113%, 06/18/2038 (P)	EUR	1,194,738	1,183,657
Series 2007-1, Class A2A,
0.716%, 03/18/2039 (P)	GBP	1,153,866	1,614,871
Series 2007-1, Class A2B,
0.093%, 03/18/2039 (P)	EUR	1,341,705	1,311,675
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.866%, 10/25/2033 (P)		$7,827	7,722
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.494%, 11/10/2045		3,353,739	334,144
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.860%, 03/25/2033 (P)		43,592	42,751
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.560%, 05/19/2033 (P)		85,867	85,303

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2005-4, Class 3A1,
2.744%, 07/19/2035 (P)		$24,272	$21,470
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A,
2.671%, 12/25/2034 (P)		41,067	38,916
Series 2006-AR4, Class A1A,
0.431%, 05/25/2046 (P)		1,728,066	1,416,380
JPMorgan Alternative Loan Trust
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (P)		1,981	1,407
Series 2006-S1, Class 3A2,
0.491%, 03/25/2036 (P)		1,084,238	1,019,275
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.104%, 11/25/2033 (P)		55,587	53,910
Series 2006-A1, Class 3A2,
2.534%, 02/25/2036 (P)		554,898	480,979
Series 2007-A1, Class 5A6,
2.691%, 07/25/2035 (P)		185,160	178,357
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.205%, 02/25/2033 (P)		69,510	66,407
Series 2005-2, Class 1A,
1.673%, 10/25/2035 (P)		299,428	290,449
Series 2005-A8, Class A3A2,
0.471%, 08/25/2036 (P)		35,788	35,195
Series 2003-C, Class A1,
0.881%, 06/25/2028 (P)		251,267	238,933
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4
5.378%, 08/12/2048		842,018	864,767
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
6.073%, 08/12/2049 (P)		2,000,000	2,095,690
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4FL
0.345%, 07/12/2044 (P)		959,146	957,100
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A
6.000%, 02/25/2036		1,146,456	1,106,717
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.637%, 12/15/2030 (P)		249,196	237,644
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.644%, 10/07/2020 (P)		1,789,384	1,797,927
Series 2010-R2, Class 2A,
0.662%, 11/05/2020 (P)		12,504,770	12,566,439
Residential Accredit Loans Trust
Series 2006-QO6, Class A1,
0.401%, 06/25/2046 (P)		1,422,830	604,299
Series 2007-QO2, Class A1,
0.371%, 02/25/2047 (P)		303,900	163,287
Series 2007-QS1, Class 1A1,
6.000%, 01/25/2037		1,080,606	903,713
Series 2006-QO3, Class A1,
0.431%, 04/25/2046 (P)		876,360	412,320
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.621%, 01/25/2046 (P)		333,763	166,470
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
3.183%, 09/25/2035 (P)		108,316	85,982
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.739%, 06/12/2044 (P)	GBP	736,385	997,912
Sequoia Mortgage Trust, Series 5, Class A
0.903%, 10/19/2026 (P)		$70,837	69,132
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.586%, 02/25/2034 (P)		79,256	79,192
Series 2004-1, Class 4A2,
2.586%, 02/25/2034 (P)		435,910	433,264
Series 2004-12, Class 7A1,
2.740%, 09/25/2034 (P)		170,415	169,961
Series 2004-19, Class 2A1,
1.644%, 01/25/2035 (P)		483,740	387,123
Series 2004-4, Class 3A2,
2.571%, 04/25/2034 (P)		160,597	160,625
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.441%, 05/25/2036 (P)		1,118,041	832,943
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.661%, 10/28/2035 (P)(S)		12,652	12,612
Swan Trust, Series 2010-1, Class A
3.350%, 04/25/2041 (P)	AUD	626,442	456,955
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
2.084%, 06/25/2047 (P)		$183,412	163,495
Series 2007-3, Class 3A1,
2.084%, 06/25/2047 (P)		341,248	302,853
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		300,169	287,032
Torrens Trust, Series 2007-1, Class A
2.477%, 10/19/2038 (P)	AUD	298,311	215,307
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.444%, 11/25/2042 (P)		$168,929	158,016
Series 2003-AR5, Class A7,
2.560%, 06/25/2033 (P)		43,023	43,648
Series 2005-AR13, Class A1A1,
0.511%, 10/25/2045 (P)		94,489	87,500
Series 2005-AR2, Class 2A1A,
0.531%, 01/25/2045 (P)		144,007	135,767
Series 2006-AR13, Class 2A,
2.139%, 10/25/2046 (P)		1,664,287	1,490,635
Series 2006-AR17, Class 1A1A,
1.053%, 12/25/2046 (P)		264,445	240,233
Series 2006-AR3, Class A1A,
1.244%, 02/25/2046 (P)		589,369	540,328
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.184%, 07/25/2046 (P)		202,574	128,676

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.742%, 09/25/2034 (P)		$81,882	$83,685
			69,427,224
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.421%, 02/25/2045 (P)		138,582	141,662
Federal National Mortgage Association
Series 2003-W6, Class F,
0.571%, 09/25/2042 (P)		257,445	256,099
Series 2004-W2, Class 5AF,
0.571%, 03/25/2044 (P)		135,775	135,708
Series 2005-120, Class NF,
0.321%, 01/25/2021 (P)		5,062	5,060
Series 2006-15, Class FC,
0.351%, 03/25/2036 (P)		147,179	140,970
Series 2006-16, Class FC,
0.521%, 03/25/2036 (P)		537,045	537,426
Series 2006-5, Class 3A2,
2.296%, 05/25/2035 (P)		229,946	241,756
			1,458,681
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $75,982,389)			$70,885,905

ASSET BACKED SECURITIES - 1.4%
Highlander Euro CDO BV, Series 206-NX,
Class B
0.488%, 09/06/2022 (P)	EUR	1,156,004	1,212,477
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.161%, 05/01/2023 (P)		715,878	742,437
Jubilee CDO VI BV, Series VI-X,
Class A1B
0.336%, 09/20/2022 (P)		1,000,000	1,049,448
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.781%, 10/25/2034 (P)		$134,514	125,606
Mercator CLO II PLC, Series X, Class A1
0.149%, 02/18/2024 (P)	EUR	122,991	129,354
Neuberger Berman CLO XII, Ltd.,
Series 2012-12AR, Class A2R
1.445%, 07/25/2023 (P)(S)		$1,400,000	1,397,952
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
1.582%, 05/15/2023 (P)(S)		1,288,123	1,286,478
Panther CDO V BV, Series 2015-A,
Class A1
0.312%, 10/15/2084 (P)(S)	EUR	394,332	397,831
Penta CLO SA, Series 2007-1X, Class A1
0.268%, 06/04/2024 (P)		487,655	511,307
SACO I Trust, Series 2005-10, Class 1A
0.741%, 06/25/2036 (P)		$111,282	181,832
TOTAL ASSET BACKED SECURITIES (Cost $7,510,969)			$7,034,722

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	32,226
TOTAL COMMON STOCKS (Cost $11,536)			$32,226

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 2.245%		6,200	141,360
TOTAL PREFERRED SECURITIES (Cost $69,750)			$141,360

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	270,000
6.875%, 05/02/2018 (I)		4,200,000	320,250
TOTAL ESCROW SHARES (Cost $0)			$590,250

PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on the USD vs.
BRL (Expiration Date: 12/23/2015;
Strike Price: $4.65; Counterparty:
Credit Suisse International) (I)		2,900,000	780
			780
Put options - 0.1%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 02/19/2016; Strike
Price: $108.00) (I)		700,000	10,938
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 02/19/2016; Strike
Price: $109.00) (I)		677,000	5,289
Over the Counter Option on the EUR vs.
USD (Expiration Date: 12/04/2015;
Strike Price: EUR 1.09; Counterparty:
Citibank NA) (I)		5,100,000	174,115
			190,342
TOTAL PURCHASED OPTIONS (Cost $156,384)			$191,122

SHORT-TERM INVESTMENTS - 8.0%
Certificate of deposit - 1.5%
Credit Suisse New York 0.614%,
01/28/2016 *		$4,600,000	4,601,210
Intesa Sanpaolo SpA 1.701%,
04/11/2016 *		3,200,000	3,202,874
			7,804,084
Foreign government - 1.3%
Japan Treasury Discount Bill, 0.000% ,
01/12/2016 *	JPY	800,000,000	6,498,898
U.S. Government - 0.1%
U.S. Treasury Bill
0.030%, 01/14/2016 (D)*		$502,000	501,944
0.052%, 01/07/2016 (D)*		10,000	9,999
			511,943
U.S. Government Agency - 3.7%
Federal Home Loan Bank Discount Notes
0.105%, 01/11/2016 *		1,900,000	1,899,751
0.105%, 01/19/2016 *		1,800,000	1,799,717
0.105%, 01/22/2016 *		300,000	299,950
0.110%, 01/22/2016 *		500,000	499,917
0.112%, 01/13/2016 *		1,500,000	1,499,795
0.130%, 01/07/2016 *		3,100,000	3,099,634
0.135%, 01/15/2016 *		700,000	699,899
0.155%, 01/26/2016 *		900,000	899,839
0.155%, 02/03/2016 *		4,500,000	4,498,398

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency (continued)
Federal Home Loan Bank Discount
Notes (continued)
0.160%, 01/29/2016 *	$3,200,000	$3,199,398
		18,396,298
Repurchase agreement - 1.4%
Repurchase Agreement with Citigroup
dated 11/30/2015 at 0.240% to be
repurchased at $600,004 on 12/01/2015,
collateralized by $605,000
U.S. Treasury Notes, 1.500% due
06/302016 (valued at $612,502,
including interest)	600,000	600,000
Repurchase Agreement with State
Street Corp. dated 11/30/2015 at
0.000% to be repurchased at $6,276,000
on 12/01/2015, collateralized by
$6,325,000 U.S. Treasury Notes,
1.500% due 12/31/2018 (valued at
$6,404,063, including interest)	6,276,000	6,276,000
		6,876,000
TOTAL SHORT-TERM INVESTMENTS (Cost $40,256,054)		$40,087,223
Total Investments (Global Bond Fund)
(Cost $532,574,153) - 101.0%		$506,625,370
Other assets and liabilities, net - (1.0%)		(5,076,995)
TOTAL NET ASSETS - 100.0%		$501,548,375

SALE COMMITMENTS OUTSTANDING - (10.7)%
U.S. Government Agency - (10.7)%
Federal National Mortgage Association
4.000%, TBA (C)	(2,300,000)	(2,435,103)
4.500%, TBA (C)	(27,700,000)	(29,943,088)
4.500%, TBA (C)	(19,700,000)	(21,263,713)
		(53,641,904)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(53,552,032))		$(53,641,904)

Global Real Estate Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.4%
Australia - 5.7%
Dexus Property Group	150,095	$832,033
Goodman Group	209,842	924,392
Investa Office Fund	313,460	872,719
Mirvac Group	1,625,721	2,184,755
Scentre Group	834,814	2,406,342
Vicinity Centers	1,426,327	2,789,928
Westfield Corp.	498,874	3,448,576
		13,458,745
Austria - 0.0%
Immofinanz AG (I)	140,000	0
Canada - 1.4%
Chartwell Retirement Residences	133,727	1,321,799
Smart Real Estate Investment Trust	84,580	2,026,703
		3,348,502
Finland - 0.5%
Citycon OYJ	460,785	1,175,431
France - 4.2%
Gecina SA	21,650	2,615,328
Klepierre	93,215	4,231,394
Unibail-Rodamco SE	12,108	3,110,201
		9,956,923
Germany - 3.6%
ADO Properties SA (I)(S)	38,950	1,008,317
Alstria Office REIT AG (I)	74,753	987,326
Deutsche Wohnen AG	15,870	436,001
LEG Immobilien AG (I)	21,739	1,719,307
Vonovia SE	139,649	4,322,286
		8,473,237
Hong Kong - 7.3%
Cheung Kong Property Holdings, Ltd.	640,789	4,191,013
Hang Lung Properties, Ltd.	847,381	1,986,028
Henderson Land Development Company, Ltd.	115,369	710,082
Hongkong Land Holdings, Ltd.	349,000	2,437,548
New World Development Company, Ltd.	1,906,231	1,892,640
Sun Hung Kai Properties, Ltd.	219,758	2,700,647
Swire Properties, Ltd.	135,748	393,064
The Link REIT	496,427	3,012,448
		17,323,470
Ireland - 0.6%
Green REIT PLC	209,551	337,052
Hibernia REIT PLC	795,835	1,168,747
		1,505,799
Japan - 11.4%
Daibiru Corp.	67,900	559,506
Frontier Real Estate Investment Corp.	127	514,314
Global One Real Estate Investment Corp.	267	984,631
Invesco Office J-REIT, Inc.	765	623,859
Japan Logistics Fund, Inc.	900	1,724,582
Japan Real Estate Investment Corp.	469	2,230,036
Japan Retail Fund Investment Corp.	629	1,203,517
Kenedix Office Investment Corp.	80	352,340
Mitsubishi Estate Company, Ltd.	232,000	4,882,670
Mitsui Fudosan Company, Ltd.	208,000	5,249,597
Mori Hills REIT Investment Corp.	1,050	1,346,477
Nippon Accommodations Fund, Inc.	286	976,276
Nippon Building Fund, Inc.	143	675,260
Nomura Real Estate Master Fund, Inc. (I)	70	84,444
NTT Urban Development Corp.	194,400	1,894,751
Sumitomo Realty &
Development Company, Ltd.	8,000	243,216
Tokyo Tatemono Company, Ltd.	170,600	2,050,299
Top REIT, Inc.	152	558,314
United Urban Investment Corp.	685	911,977
		27,066,066
Jersey, Channel Islands - 0.1%
LXB Retail Properties PLC (I)	152,974	207,482
Malta - 0.1%
BGP Holdings PLC (I)	4,606,148	238,464
Netherlands - 0.5%
Wereldhave NV	21,667	1,211,199
Singapore - 1.3%
CapitaLand Commercial Trust	323,900	300,327
CapitaLand Mall Trust	942,100	1,269,770
CapitaLand, Ltd.	468,400	1,001,868

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Mapletree Industrial Trust	12,100	$12,992
Mapletree Logistics Trust	810,900	577,572
		3,162,529
Spain - 0.0%
Lar Espana Real Estate Socimi SA	2,469	25,060
Sweden - 1.5%
Fabege AB	111,869	1,782,049
Hufvudstaden AB, A Shares	78,062	1,079,654
Pandox AB (I)	45,422	726,518
		3,588,221
Switzerland - 0.6%
PSP Swiss Property AG (I)	17,708	1,468,822
United Kingdom - 7.0%
Assura PLC	674,736	554,056
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	121,993
Great Portland Estates PLC	119,634	1,578,614
Hammerson PLC	254,765	2,340,647
Helical Bar PLC	60,663	415,068
Intu Properties PLC	365,723	1,781,544
Land Securities Group PLC	91,700	1,700,005
LondonMetric Property PLC	284,873	701,905
Safestore Holdings PLC	89,047	483,660
Segro PLC	299,672	1,989,235
St. Modwen Properties PLC	176,309	1,149,919
The British Land Company PLC	300,545	3,772,911
		16,589,557
United States - 52.6%
Agree Realty Corp.	24,273	814,116
Alexandria Real Estate Equities, Inc.	15,384	1,416,713
American Residential Properties, Inc.	93,884	1,642,031
Boston Properties, Inc.	40,614	5,076,344
Camden Property Trust	16,721	1,277,150
Chesapeake Lodging Trust	49,462	1,343,388
CoreSite Realty Corp.	26,116	1,529,614
CubeSmart	86,748	2,526,102
CyrusOne, Inc.	12,486	451,494
DCT Industrial Trust, Inc.	36,569	1,395,839
Duke Realty Corp.	27,676	563,207
Education Realty Trust, Inc.	37,034	1,364,703
Equinix, Inc.	8,175	2,423,888
Equity LifeStyle Properties, Inc.	32,332	2,016,870
Equity Residential	132,860	10,604,885
Essex Property Trust, Inc.	16,219	3,743,183
Extra Space Storage, Inc.	40,362	3,380,318
Federal Realty Investment Trust	26,076	3,820,656
First Industrial Realty Trust, Inc.	40,783	931,892
General Growth Properties, Inc.	186,397	4,747,532
Healthcare Trust of America, Inc., Class A	71,217	1,859,476
Host Hotels & Resorts, Inc.	67,748	1,124,617
Kilroy Realty Corp.	20,136	1,343,675
Kimco Realty Corp.	70,853	1,848,555
LaSalle Hotel Properties	38,311	1,080,753
Mack-Cali Realty Corp.	59,609	1,400,812
Mid-America Apartment Communities, Inc.	28,157	2,493,584
National Health Investors, Inc.	19,509	1,178,149
National Retail Properties, Inc.	96,774	3,721,928
Pebblebrook Hotel Trust	62,103	1,977,981
Piedmont Office Realty Trust, Inc.	77,369	1,507,922
Post Properties, Inc.	38,593	2,275,443
ProLogis, Inc.	122,620	5,242,005
Public Storage	17,257	4,142,715
Retail Properties of America, Inc.	118,960	1,820,088
Rexford Industrial Realty, Inc.	66,720	1,074,859
Simon Property Group, Inc.	60,490	11,265,658
Spirit Realty Capital, Inc.	259,206	2,545,403
STORE Capital Corp.	46,569	1,059,910
Sunstone Hotel Investors, Inc.	95,033	1,395,084
The Macerich Company	70,867	5,538,256
Urban Edge Properties	104,418	2,504,988
Vornado Realty Trust	63,735	6,166,999
Washington Real Estate Investment Trust	41,990	1,155,145
Weingarten Realty Investors	24,859	869,071
Welltower, Inc.	113,862	7,194,940
		124,857,941
TOTAL COMMON STOCKS (Cost $194,151,305)		$233,657,448

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
BlackRock Cash Funds - Prime, 0.1743% (Y)	208,057	$208,057
TOTAL SHORT-TERM INVESTMENTS (Cost $208,057)		$208,057
Total Investments (Global Real Estate Fund)
(Cost $194,359,362) - 98.5%		$233,865,505
Other assets and liabilities, net - 1.5%		3,531,400
TOTAL NET ASSETS - 100.0%		$237,396,905

Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 94.6%
Consumer discretionary - 0.2%
Commercial services and supplies - 0.1%
RPI International Holdings LP (I)(R)	3,456	$407,470
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	16,938	194,538
		602,008
Consumer staples - 2.6%
Food and staples retailing - 2.6%
CP ALL PCL	256,500	336,175
CVS Health Corp.	10,100	950,309
Raia Drogasil SA	17,800	182,172
Rite Aid Corp. (I)	453,000	3,569,640
Walgreens Boots Alliance, Inc.	47,500	3,991,425
		9,029,721
		9,029,721
Financials - 0.3%
Insurance - 0.3%
ProAssurance Corp.	20,900	1,105,819
Health care - 90.6%
Biotechnology - 32.7%
AbbVie, Inc.	64,923	3,775,272
Abcam PLC	17,796	153,739
ACADIA Pharmaceuticals, Inc. (I)	56,800	2,155,560
Acceleron Pharma, Inc. (I)	23,917	1,025,322

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Achillion Pharmaceuticals, Inc. (I)	52,900	$538,522
Advanced Accelerator Applications SA (I)	34,428	423,550
Advanced Accelerator
Applications SA, ADR (I)	5,830	154,145
Advaxis, Inc. (I)	40,305	486,481
Agios Pharmaceuticals, Inc. (I)	1,200	77,508
Aimmune Therapeutics, Inc. (I)	6,600	141,174
Alexion Pharmaceuticals, Inc. (I)	83,981	14,985,570
Alkermes PLC (I)	79,900	5,861,464
Amicus Therapeutics, Inc. (I)	92,500	992,525
Array BioPharma, Inc. (I)	24,200	95,832
aTyr Pharma, Inc. (I)	13,124	111,685
Avexis, Inc., Class D (I)(R)	6,935	201,115
Axovant Sciences, Ltd. (I)	11,000	208,780
Baxalta, Inc.	138,100	4,747,878
Bellicum Pharmaceuticals, Inc. (I)	20,284	467,141
BioCryst Pharmaceuticals, Inc. (I)	8,700	92,307
Biogen, Inc. (I)	16,400	4,704,504
BioMarin Pharmaceutical, Inc. (I)	40,000	3,814,800
Bluebird Bio, Inc. (I)	18,600	1,650,750
Blueprint Medicines Corp. (I)	5,400	125,064
Celgene Corp. (I)	28,300	3,097,435
Chimerix, Inc. (I)	28,100	1,135,240
Clovis Oncology, Inc. (I)	16,469	517,950
CoLucid Pharmaceuticals, Inc. (I)	10,700	60,883
Dyax Corp. (I)	60,031	2,020,643
Editas Medicine, Inc. (I)(R)	25,252	113,634
Exelixis, Inc. (I)	305,100	1,745,172
FibroGen, Inc. (I)	12,900	383,646
Five Prime Therapeutics, Inc. (I)	6,900	265,305
Gilead Sciences, Inc.	99,400	10,532,424
Immune Design Corp. (I)	7,500	156,975
Incyte Corp. (I)	82,100	9,379,104
Inotek Pharmaceuticals Corp. (I)	14,800	177,452
Insmed, Inc. (I)	93,100	1,518,461
Intercept Pharmaceuticals, Inc. (I)	2,800	494,228
Ironwood Pharmaceuticals, Inc. (I)	64,300	784,460
Ligand Pharmaceuticals, Inc. (I)	4,200	449,736
Medgenics, Inc. (I)	15,200	105,184
Medivation, Inc. (I)	8,500	359,380
Momenta Pharmaceuticals, Inc. (I)	5,200	92,872
Neurocrine Biosciences, Inc. (I)	102,900	5,594,673
Novavax, Inc. (I)	231,800	1,984,208
Ophthotech Corp. (I)	16,500	1,048,905
Orexigen Therapeutics, Inc. (I)	126,900	303,291
Portola Pharmaceuticals, Inc. (I)	3,300	163,713
Prothena Corp. PLC (I)	37,187	2,623,171
Puma Biotechnology, Inc. (I)	20,956	1,577,987
Regeneron Pharmaceuticals, Inc. (I)	16,185	8,812,733
REGENXBIO, Inc. (I)	3,500	83,895
Retrophin, Inc. (I)	9,100	203,385
Seres Therapeutics, Inc. (I)	6,300	225,729
Spark Therapeutics, Inc. (I)	14,467	836,048
TESARO, Inc. (I)	37,017	1,889,348
Ultragenyx Pharmaceutical, Inc. (I)	11,848	1,164,895
Vertex Pharmaceuticals, Inc. (I)	58,400	7,554,624
Xencor, Inc. (I)	11,300	181,704
		114,629,181
Health care equipment and supplies - 8.8%
Align Technology, Inc. (I)	9,700	647,378
Becton, Dickinson and Company	55,600	8,353,900
DexCom, Inc. (I)	8,100	688,662
GenMark Diagnostics, Inc. (I)	22,400	178,528
GN Store Nord A/S	54,464	997,689
IDEXX Laboratories, Inc. (I)	12,700	899,414
Intuitive Surgical, Inc. (I)	8,880	4,617,778
Lantheus Holdings, Inc. (I)	55,500	196,470
Medtronic PLC	71,178	5,362,551
Novocure, Ltd. (I)	6,500	158,275
Oxford Immunotec Global PLC (I)	7,800	103,350
Sirona Dental Systems, Inc. (I)	29,900	3,243,552
Teleflex, Inc.	5,700	750,690
The Cooper Companies, Inc.	11,500	1,681,875
West Pharmaceutical Services, Inc.	22,000	1,387,100
Wright Medical Group NV (I)	62,505	1,338,857
		30,606,069
Health care providers and services - 24.8%
Acadia Healthcare Company, Inc. (I)	25,000	1,725,250
Adeptus Health, Inc., Class A (I)	15,900	955,431
Aetna, Inc.	102,100	10,490,775
Anthem, Inc.	51,700	6,740,646
Centene Corp. (I)	33,200	1,917,300
Cigna Corp.	66,400	8,962,672
Community Health Systems, Inc. (I)	5,500	159,170
DaVita HealthCare Partners, Inc. (I)	71,800	5,244,272
Diplomat Pharmacy, Inc. (I)	30,400	1,067,952
Envision Healthcare Holdings, Inc. (I)	16,400	451,000
Fresenius SE & Company KGaA	10,404	762,569
HCA Holdings, Inc. (I)	79,500	5,410,770
Henry Schein, Inc. (I)	15,100	2,362,848
Humana, Inc.	67,000	11,300,220
McKesson Corp.	44,100	8,350,335
Mediclinic International, Ltd.	43,162	343,206
MEDNAX, Inc. (I)	18,700	1,334,619
Team Health Holdings, Inc. (I)	19,100	1,053,174
UnitedHealth Group, Inc.	110,000	12,398,100
Universal American Corp.	20,700	154,836
Universal Health Services, Inc., Class B	29,000	3,524,080
WellCare Health Plans, Inc. (I)	27,100	2,235,208
		86,944,433
Health care technology - 0.8%
athenahealth, Inc. (I)	17,300	2,902,075
Life sciences tools and services - 4.6%
Agilent Technologies, Inc.	108,134	4,522,164
Bruker Corp. (I)	36,500	826,360
Illumina, Inc. (I)	2,700	496,530
Mettler-Toledo International, Inc. (I)	2,900	994,062
Thermo Fisher Scientific, Inc.	67,200	9,300,480
		16,139,596
Pharmaceuticals - 18.9%
Allergan PLC (I)	65,407	20,530,602
Astellas Pharma, Inc.	105,900	1,490,440
Bristol-Myers Squibb Company	112,100	7,511,821
Carbylan Therapeutics, Inc. (I)	30,600	122,094
Catalent, Inc. (I)	56,600	1,576,310
Chugai Pharmaceutical Company, Ltd.	52,100	1,817,022
Eli Lilly & Company	88,600	7,268,744
Endo International PLC (I)	17,600	1,082,048
GlaxoSmithKline PLC, ADR	29,700	1,203,147
Jazz Pharmaceuticals PLC (I)	5,500	806,245
Mallinckrodt PLC (I)	96,683	6,565,743
Natco Pharma, Ltd.	17,715	139,667
Pacira Pharmaceuticals, Inc. (I)	23,900	1,547,525
Pfizer, Inc.	36,000	1,179,720

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

		Shares or
		Principal
		Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Shire PLC, ADR		9,800	$2,041,928
Takeda Pharmaceutical Company, Ltd.		10,600	515,794
Teva Pharmaceutical Industries, Ltd., ADR		64,200	4,040,106
TherapeuticsMD, Inc. (I)		108,900	817,839
Valeant Pharmaceuticals International, Inc. (I)		56,900	5,118,724
Zeneca, Inc. (I)		33,315	20,489
Zoetis, Inc.		16,800	784,560
			66,180,568
			317,401,922
Industrials - 0.4%
Professional services - 0.4%
The Advisory Board Company (I)		23,930	1,288,391
Information technology - 0.5%
Electronic equipment, instruments and components - 0.5%
FEI Company		22,600	1,808,226
TOTAL COMMON STOCKS (Cost $235,338,780)			$331,236,087

PREFERRED SECURITIES - 1.4%
Consumer discretionary - 0.1%
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)		37,822	434,397
Health care - 1.2%
Biotechnology - 0.5%
Acerta Pharma BV, Series B (I)(R)		54,392	625,508
Ovid Therapeutics, Inc., Series B (I)(R)		14,542	90,597
REGENXBIO, Inc., Series D (I)		8,481	193,908
Seres Health, Inc. (I)		18,389	651,274
			1,561,287
Health care equipment and supplies - 0.2%
Novocure, Ltd., Series J (I)		24,261	560,083
Health care providers and services - 0.1%
Anthem, Inc., 5.250%		7,500	328,800
Audentes Therapeutics, Inc., Series C (I)(R)		14,708	99,111
			427,911
Pharmaceuticals - 0.4%
Allergan PLC, 5.500%		1,191	1,247,358
Beigene, Ltd., Series A (I)(R)		107,621	125,917
Corvus Pharmaceuticals (I)(R)		7,194	100,788
			1,474,063
			4,023,344
Information technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)		63,738	307,268
TOTAL PREFERRED SECURITIES (Cost $4,220,425)			$4,765,009

CONVERTIBLE BONDS - 0.2%
Health care - 0.2%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022 (S)		$590,000	$567,506
TOTAL CONVERTIBLE BONDS (Cost $590,000)			$567,506
RIGHTS - 0.0%
Wright Medical Group NV (Expiration
Date: 01/02/2024) (I)(N)		10,400	10,816
TOTAL RIGHTS (Cost $26,000)			$10,816

SHORT-TERM INVESTMENTS - 3.8%
Money market funds - 3.8%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)		2,146,518	2,146,518
T. Rowe Price Prime Reserve Investment
Fund, 0.1237% (Y)		11,371,880	11,371,880
TOTAL SHORT-TERM INVESTMENTS (Cost $13,518,398)			$13,518,398

Total Investments (Health Sciences Fund)
(Cost $253,693,603) - 100.0%			$350,097,816
Other assets and liabilities, net - 0.0%			156,293
TOTAL NET ASSETS - 100.0%			$350,254,109

High Yield Fund
		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.4%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	4,289,000	$1,096,118
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	1,118,154
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,406,233)			$2,214,272

CORPORATE BONDS - 87.5%
Consumer discretionary - 19.2%
Altice Financing SA
5.250%, 02/15/2023 (S)	EUR	250,000	269,394
6.625%, 02/15/2023 (S)		$2,970,000	2,945,849
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		1,220,000	1,229,150
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,382,288	2,063,491
Caesars Entertainment
Resort Properties LLC
8.000%, 10/01/2020 (L)		1,590,000	1,542,300
11.000%, 10/01/2021 (L)		4,250,000	3,899,375
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		740,000	762,200
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		1,340,000	1,425,425
CCO Safari II LLC
4.908%, 07/23/2025 (S)		4,750,000	4,824,057
6.484%, 10/23/2045 (S)		1,030,000	1,072,875
CCOH Safari LLC
5.750%, 02/15/2026 (S)		3,080,000	3,095,400
CEC Entertainment, Inc.
8.000%, 02/15/2022		700,000	672,000
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		627,000	612,798
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,690,000	1,782,950
DISH DBS Corp.
5.875%, 11/15/2024		1,500,000	1,341,090
6.750%, 06/01/2021		1,500,000	1,509,375
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		1,290,000	1,341,600

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		$1,120,000	$1,164,800
Empire Today LLC
11.375%, 02/01/2017 (S)		740,000	699,300
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,056,152
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		$1,700,000	1,678,750
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		2,983,778	298
GameStop Corp.
5.500%, 10/01/2019 (S)		1,190,000	1,184,050
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		2,380,000	2,023,000
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		1,240,000	1,274,100
Guitar Center, Inc.
9.625%, 04/15/2020 (S)		3,730,000	2,946,700
iHeartCommunications, Inc., PIK
14.000%, 02/01/2021		2,850,000	719,625
L Brands, Inc.
6.875%, 11/01/2035 (S)		1,600,000	1,638,000
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,080,000	2,119,000
Landry’s, Inc.
9.375%, 05/01/2020 (S)		1,500,000	1,591,875
Levi Strauss & Company
5.000%, 05/01/2025		940,000	937,650
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	537,979
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$750,000	689,531
Medianews Group, Inc.
12.000%, 12/31/2018		1,391,000	1,179,764
MGM Resorts International
6.625%, 12/15/2021		460,000	479,550
Modular Space Corp.
10.250%, 01/31/2019 (S)		2,190,000	1,051,200
Monitronics International, Inc.
9.125%, 04/01/2020		1,933,000	1,449,750
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)		2,400,000	2,406,000
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		1,500,000	1,335,000
Neptune Finco Corp.
6.625%, 10/15/2025 (S)		1,750,000	1,815,625
10.125%, 01/15/2023 (S)		570,000	595,650
10.875%, 10/15/2025 (S)		1,000,000	1,056,250
Netflix, Inc.
5.500%, 02/15/2022 (S)		1,000,000	1,035,000
5.875%, 02/15/2025 (S)		1,570,000	1,622,988
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		3,198,421	2,670,682
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		2,243,000	2,265,430
6.000%, 04/01/2022 (S)		500,000	517,500
Numericable-SFR SAS
6.000%, 05/15/2022 (S)		500,000	493,750
6.250%, 05/15/2024 (S)		2,320,000	2,285,200
Sally Holdings LLC
5.625%, 12/01/2025		1,420,000	1,439,525
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	1,720,000	1,879,258
Service Corp. International
5.375%, 05/15/2024		$280,000	293,300
Shea Homes LP
5.875%, 04/01/2023 (S)		500,000	516,250
6.125%, 04/01/2025 (S)		2,210,000	2,281,825
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,310,000	1,311,638
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		900,000	893,250
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		220,000	220,550
5.875%, 04/15/2023 (S)		970,000	965,150
The Goodyear Tire & Rubber Company
5.125%, 11/15/2023		1,350,000	1,380,375
The William Carter Company
5.250%, 08/15/2021		885,000	909,338
Time Warner Cable, Inc.
7.300%, 07/01/2038		1,050,000	1,137,721
Toll Brothers Finance Corp.
6.750%, 11/01/2019		480,000	536,400
Tribune Media Company
5.875%, 07/15/2022 (S)		950,000	950,000
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		1,700,000	1,598,000
Virgin Media Finance PLC
5.750%, 01/15/2025 (S)		410,000	398,469
6.000%, 10/15/2024 (S)		2,160,000	2,149,200
6.375%, 04/15/2023 (S)		2,040,000	2,085,900
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)		1,390,000	1,428,225
William Lyon Homes, Inc.
8.500%, 11/15/2020		2,840,000	3,024,600
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		4,090,000	3,609,425
			101,917,877
Consumer staples - 6.0%
Alliance One International, Inc.
9.875%, 07/15/2021		2,040,000	1,647,300
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		1,950,000	1,862,250
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		1,990,000	1,999,950
Central Garden & Pet Company
6.125%, 11/15/2023		860,000	875,050
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		3,560,000	3,666,800
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	622,586
7.500%, 07/08/2026		720,000	1,175,354
Constellation Brands, Inc.
4.750%, 11/15/2024 to 12/01/2025		$3,800,000	3,897,400
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		1,650,000	1,650,000
DS Services of America, Inc.
10.000%, 09/01/2021 (S)		1,400,000	1,589,000
Kraft Heinz Foods Company
7.125%, 08/01/2039 (S)		1,170,000	1,462,131

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (S)	$460,000	$431,250
Pactiv LLC
7.950%, 12/15/2025	2,140,000	2,033,000
8.375%, 04/15/2027	1,360,000	1,305,600
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	1,440,000	1,418,400
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	3,550,000	3,248,250
Spectrum Brands, Inc.
5.750%, 07/15/2025 (S)	2,160,000	2,227,500
6.125%, 12/15/2024 (S)	910,000	948,675
		32,060,496
Energy - 14.1%
Approach Resources, Inc.
7.000%, 06/15/2021	1,075,000	569,750
Arch Coal, Inc.
7.000%, 06/15/2019	2,240,000	47,600
9.875%, 06/15/2019	2,370,000	50,363
Atwood Oceanics, Inc.
6.500%, 02/01/2020	1,000,000	755,000
Berry Petroleum Company LLC
6.375%, 09/15/2022	1,300,000	520,000
6.750%, 11/01/2020	1,000,000	415,000
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)	1,320,000	1,178,100
Bonanza Creek Energy, Inc.
6.750%, 04/15/2021	1,120,000	879,200
BreitBurn Energy Partners LP
8.625%, 10/15/2020	1,110,000	399,600
California Resources Corp.
6.000%, 11/15/2024 (L)	3,460,000	2,071,675
Calumet Specialty Products Partners LP
6.500%, 04/15/2021	1,200,000	1,115,988
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023	570,000	520,125
7.500%, 09/15/2020	670,000	656,600
CGG SA
6.500%, 06/01/2021	3,850,000	2,088,625
Chesapeake Energy Corp.
3.571%, 04/15/2019 (P)	160,000	71,400
4.875%, 04/15/2022 (L)	630,000	266,569
5.375%, 06/15/2021	390,000	170,625
6.125%, 02/15/2021	1,460,000	620,500
6.625%, 08/15/2020 (L)	1,080,000	507,600
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	1,300,000	585,000
Comstock Resources, Inc.
9.500%, 06/15/2020 (L)	920,000	188,600
Crestwood Midstream Partners LP
6.125%, 03/01/2022	2,580,000	2,205,900
CrownRock LP
7.750%, 02/15/2023 (S)	1,340,000	1,363,450
EP Energy LLC
6.375%, 06/15/2023	810,000	619,650
9.375%, 05/01/2020	1,580,000	1,343,000
EV Energy Partners LP
8.000%, 04/15/2019	990,000	647,213
Gulfport Energy Corp.
6.625%, 05/01/2023	550,000	500,500
7.750%, 11/01/2020	810,000	785,700
Halcon Resources Corp.
8.625%, 02/01/2020 (S)	1,660,000	1,307,250
8.875%, 05/15/2021 (L)	3,450,000	1,052,250
9.750%, 07/15/2020	880,000	277,200
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	1,540,000	1,093,400
Kinder Morgan, Inc.
7.750%, 01/15/2032	1,690,000	1,645,925
Linn Energy LLC
6.500%, 09/15/2021	1,320,000	249,982
Magnum Hunter Resources Corp.
9.750%, 05/15/2020 (H)	4,380,000	1,719,150
MarkWest Energy Partners LP
4.875%, 12/01/2024 to 06/01/2025	4,740,000	4,212,038
Matador Resources Company
6.875%, 04/15/2023	1,510,000	1,502,450
MEG Energy Corp.
6.500%, 03/15/2021 (S)	360,000	309,600
7.000%, 03/31/2024 (S)	2,280,000	1,932,300
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	3,490,000	1,064,450
Murray Energy Corp.
11.250%, 04/15/2021 (S)	4,810,000	1,070,225
NGL Energy Partners LP
5.125%, 07/15/2019	1,440,000	1,281,600
6.875%, 10/15/2021	1,430,000	1,287,000
Oasis Petroleum, Inc.
6.875%, 03/15/2022 (L)	610,000	520,025
6.875%, 01/15/2023	2,310,000	1,992,375
Parker Drilling Company
6.750%, 07/15/2022	1,090,000	784,800
Parsley Energy LLC
7.500%, 02/15/2022 (S)	1,940,000	1,969,100
Petrobras Global Finance BV
6.850%, 06/05/2115	920,000	625,692
QEP Resources, Inc.
5.250%, 05/01/2023	1,380,000	1,231,650
5.375%, 10/01/2022	1,910,000	1,719,000
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (H)	440,000	25,300
Range Resources Corp.
4.875%, 05/15/2025 (S)	1,000,000	880,000
5.000%, 03/15/2023	500,000	442,500
Rice Energy, Inc.
6.250%, 05/01/2022	2,210,000	1,878,500
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	1,000,000	980,000
6.875%, 04/15/2040 (S)	1,710,000	1,590,300
Rose Rock Midstream LP
5.625%, 11/15/2023 (S)	1,370,000	1,130,250
RSP Permian, Inc.
6.625%, 10/01/2022 (S)	1,500,000	1,490,625
Samson Investment Company
9.750%, 02/15/2020 (H)	5,000,000	12,500
Sanchez Energy Corp.
6.125%, 01/15/2023 (L)	1,290,000	886,875
7.750%, 06/15/2021 (L)	2,240,000	1,702,400
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)	1,700,000	1,268,625
SM Energy Company
5.625%, 06/01/2025	1,670,000	1,488,388
Summit Midstream Holdings LLC
5.500%, 08/15/2022	2,900,000	2,494,000
7.500%, 07/01/2021	1,180,000	1,121,000

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Targa Resources Partners LP
5.250%, 05/01/2023		$1,220,000	$1,104,100
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		980,000	882,000
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		1,800,000	1,872,000
Triangle USA Petroleum Corp.
6.750%, 07/15/2022 (S)		860,000	361,200
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	281,352
Vanguard Natural Resources LLC
7.875%, 04/01/2020		$1,140,000	592,800
Whiting Petroleum Corp.
5.750%, 03/15/2021		1,190,000	1,082,900
WPX Energy, Inc.
8.250%, 08/01/2023 (L)		1,400,000	1,309,000
			74,867,410
Financials - 8.5%
ABN AMRO Bank NV
4.750%, 07/28/2025 (S)		1,530,000	1,537,563
Ally Financial, Inc.
8.000%, 11/01/2031		480,000	572,400
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,130,000
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		1,140,000	1,219,688
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)		900,000	924,750
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		3,470,000	3,529,238
Citigroup, Inc. (5.950% to 05/15/2025,
then 3 month LIBOR + 3.905%)
05/15/2025 (Q)		920,000	884,350
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		2,090,000	2,056,038
CNO Financial Group, Inc.
4.500%, 05/30/2020		460,000	472,599
5.250%, 05/30/2025		1,790,000	1,821,325
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		3,645,000	1,822,500
CTR Partnership LP
5.875%, 06/01/2021		2,690,000	2,723,625
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,190,000	1,237,600
First Cash Financial Services, Inc.
6.750%, 04/01/2021		500,000	500,000
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	1,070,000	1,676,596
Genworth Holdings, Inc.
4.900%, 08/15/2023		$750,000	558,750
7.700%, 06/15/2020		1,300,000	1,280,500
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		1,080,000	896,400
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		1,680,000	1,768,200
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (Q)		1,430,000	1,430,729
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)		1,160,000	1,147,008
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,464,348
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)		$2,140,000	2,244,860
Liberty Mutual Group, Inc. (7.800% to
03/15/2037, then 3 month
LIBOR + 3.576%)
03/15/2037 (S)		1,740,000	2,035,800
Navient Corp.
5.875%, 10/25/2024		1,810,000	1,543,025
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		1,680,000	1,623,300
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)	EUR	850,000	914,309
The GEO Group, Inc.
5.875%, 10/15/2024		$2,100,000	2,050,125
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,850,000	1,891,625
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	946,229
TMX Finance LLC
8.500%, 09/15/2018 (S)		1,600,000	1,232,000
			45,135,480
Health care - 7.5%
Air Medical Merger Sub Corp.
6.375%, 05/15/2023 (S)		1,800,000	1,613,250
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (S)		1,060,000	882,450
BioScrip, Inc.
8.875%, 02/15/2021		2,271,000	1,805,445
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		1,000,000	960,000
DJO Finco, Inc.
8.125%, 06/15/2021 (S)		2,900,000	2,610,000
DPx Holdings BV
7.500%, 02/01/2022 (S)		1,850,000	1,868,500
ExamWorks Group, Inc.
5.625%, 04/15/2023		1,500,000	1,492,500
Greatbatch, Ltd.
9.125%, 11/01/2023 (S)		1,170,000	1,170,000
HCA, Inc.
5.250%, 04/15/2025		2,000,000	2,022,500
5.375%, 02/01/2025		3,840,000	3,789,600
5.875%, 02/15/2026		2,720,000	2,757,400
IASIS Healthcare LLC
8.375%, 05/15/2019		1,620,000	1,522,800
JLL/Delta Dutch Pledgeco BV, PIK
8.750%, 05/01/2020 (S)		2,000,000	1,997,500
Mallinckrodt International Finance SA
5.625%, 10/15/2023 (S)		2,150,000	1,854,375
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)		2,680,000	2,693,400
Tenet Healthcare Corp.
8.125%, 04/01/2022		1,945,000	1,942,569
Universal Hospital Services, Inc.
7.625%, 08/15/2020		3,130,000	2,926,550

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Valeant Pharmaceuticals International, Inc.
5.375%, 03/15/2020 (S)		$1,280,000	$1,145,600
5.500%, 03/01/2023 (S)		2,430,000	2,071,575
5.875%, 05/15/2023 (S)		1,150,000	994,750
6.375%, 10/15/2020 (S)		720,000	659,700
7.500%, 07/15/2021 (S)		1,160,000	1,090,400
			39,870,864
Industrials - 14.7%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021		40,000	40,800
4.625%, 07/01/2022		2,520,000	2,548,350
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		280,000	286,650
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		3,240,000	3,341,250
American Builders & Contractors
Supply Company, Inc.
5.625%, 04/15/2021 (S)		1,170,000	1,190,475
5.750%, 12/15/2023 (S)		1,110,000	1,126,650
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		510,000	518,925
6.500%, 07/15/2022 (S)		500,000	522,500
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		2,000,000	1,840,000
Astaldi SpA
7.125%, 12/01/2020	EUR	300,000	321,756
7.125%, 12/01/2020 (S)		1,470,000	1,576,608
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$2,270,000	1,634,400
Bombardier, Inc.
4.750%, 04/15/2019 (S)		150,000	130,500
7.500%, 03/15/2018 (S)		790,000	786,050
CBC Ammo LLC
7.250%, 11/15/2021 (S)		3,860,000	3,377,500
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		70,010	73,952
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		26,186	28,019
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,087,947	1,218,500
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,260,690	1,342,635
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		2,850,000	2,942,625
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		3,010,000	722,400
Europcar Groupe SA
5.750%, 06/15/2022 (S)	EUR	800,000	891,527
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,200,000	2,233,000
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		1,290,000	1,264,200
Garda World Security Corp.
7.250%, 11/15/2021 (S)		340,000	302,600
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)		1,300,000	1,303,250
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		2,160,000	2,235,600
International Lease Finance Corp.
8.250%, 12/15/2020		2,450,000	2,921,625
8.625%, 01/15/2022		2,470,000	3,019,575
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,500,000	1,560,000
Jack Cooper Holdings Corp.
10.250%, 06/01/2020 (S)		2,430,000	2,138,400
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	4,202,464
KraussMaffei Group GmbH
8.750%, 12/15/2020		660,000	744,392
8.750%, 12/15/2020 (S)		696,000	784,995
LMI Aerospace, Inc.
7.375%, 07/15/2019		$400,000	392,000
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		4,297,312	3,180,011
Michael Baker International LLC
8.250%, 10/15/2018 (S)		1,500,000	1,368,750
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		2,930,000	2,739,550
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,000,000	2,940,000
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		1,780,000	1,717,700
SIG Combibloc Holdings SCA
7.750%, 02/15/2023 (S)	EUR	780,000	873,555
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		$1,380,000	1,428,300
Techniplas LLC
10.000%, 05/01/2020 (S)		630,000	437,850
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		2,900,000	1,566,000
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		2,546,987	2,629,764
United Rentals North America, Inc.
5.500%, 07/15/2025		2,110,000	2,110,000
5.750%, 11/15/2024		510,000	515,100
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		1,517,076	1,592,930
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,029,255	1,036,974
USG Corp.
5.500%, 03/01/2025 (S)		860,000	880,425
West Corp.
5.375%, 07/15/2022 (S)		1,640,000	1,488,300
XPO Logistics, Inc.
5.750%, 06/15/2021 (S)	EUR	180,000	182,074
6.500%, 06/15/2022 (S)		$2,120,000	1,939,800
			78,191,256
Information technology - 3.2%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		500,000	526,565
6.125%, 09/15/2023 (S)		400,000	436,500
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)		1,810,000	1,814,525
Ancestry.com, Inc.
11.000%, 12/15/2020		1,000,000	1,085,000

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)		$1,720,000	$1,646,900
First Data Corp.
5.000%, 01/15/2024 (S)		4,900,000	4,900,000
5.750%, 01/15/2024 (S)		860,000	860,000
7.000%, 12/01/2023 (S)		950,000	963,063
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		2,340,000	2,316,600
Micron Technology, Inc.
5.250%, 08/01/2023 (S)		270,000	253,800
5.500%, 02/01/2025		2,380,000	2,207,450
			17,010,403
Materials - 5.9%
Appvion, Inc.
9.000%, 06/01/2020 (S)		2,910,000	1,018,500
ArcelorMittal
6.125%, 06/01/2025		1,660,000	1,307,333
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		2,728,262	2,844,213
Ardagh Packaging Finance PLC
9.250%, 10/15/2020 (S)	EUR	830,000	920,767
Ball Corp.
5.250%, 07/01/2025		$1,500,000	1,511,250
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		2,100,000	1,706,250
BHP Billiton Finance USA, Ltd. (6.750%
to 10/19/2025, then 5 Year U.S. Swap
Rate + 5.093%)
10/19/2075 (S)		1,060,000	1,057,350
BWAY Holding Company
9.125%, 08/15/2021 (S)		1,400,000	1,319,500
Cemex SAB de CV
5.700%, 01/11/2025 (S)		560,000	495,600
6.125%, 05/05/2025 (S)		550,000	504,460
Coeur Mining, Inc.
7.875%, 02/01/2021		1,390,000	794,038
Coveris Holdings SA
7.875%, 11/01/2019 (S)		2,000,000	1,850,000
Eagle Spinco, Inc.
4.625%, 02/15/2021		1,350,000	1,287,563
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		1,060,000	895,700
Evraz Group SA
6.750%, 04/27/2018 (S)		1,600,000	1,606,000
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)		3,000,000	2,895,000
Global Brass & Copper, Inc.
9.500%, 06/01/2019		1,800,000	1,921,500
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		2,490,000	2,178,750
Hexion, Inc.
8.875%, 02/01/2018		2,172,000	1,428,090
HIG BBC Intermediate Holdings LLC,
PIK
10.500%, 09/15/2018 (S)		1,600,000	1,516,000
Joseph T. Ryerson & Son, Inc.
9.000%, 10/15/2017		450,000	379,071
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,347,982
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$3,270,000	130,800
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		10,000	8,500
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		420,000	401,100
			31,325,317
Telecommunication services - 6.9%
Axtel SAB de CV
9.000%, 01/31/2020 (S)		1,979,000	2,035,896
CenturyLink, Inc.
5.625%, 04/01/2025		820,000	705,200
5.800%, 03/15/2022		570,000	528,675
6.450%, 06/15/2021		1,050,000	1,024,296
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		2,500,000	2,443,750
Communications Sales & Leasing, Inc.
8.250%, 10/15/2023		1,600,000	1,424,000
Frontier Communications Corp.
10.500%, 09/15/2022 (S)		1,570,000	1,558,225
11.000%, 09/15/2025 (S)		1,940,000	1,901,200
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		3,410,000	2,551,106
7.250%, 10/15/2020		1,910,000	1,594,850
Intelsat Luxembourg SA
8.125%, 06/01/2023		1,860,000	697,500
Level 3 Financing, Inc.
5.625%, 02/01/2023		1,180,000	1,188,850
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (S)		2,260,000	1,191,020
Sprint Capital Corp.
8.750%, 03/15/2032		9,400,000	7,261,500
Sprint Communications, Inc.
11.500%, 11/15/2021		2,825,000	2,697,875
T-Mobile USA, Inc.
6.500%, 01/15/2026		3,240,000	3,235,950
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		1,050,000	1,077,342
Windstream Services LLC
7.500%, 04/01/2023 (L)		3,710,000	2,828,875
7.750%, 10/01/2021		550,000	438,625
			36,384,735
Utilities - 1.5%
Midwest Generation LLC, Series B
8.560%, 01/02/2016		169,947	169,097
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		1,948,589	2,007,046
NRG REMA LLC
9.237%, 07/02/2017		974,340	988,955
9.681%, 07/02/2026		4,000,000	4,080,000
Red Oak Power LLC
9.200%, 11/30/2029		720,000	775,800
			8,020,898
TOTAL CORPORATE BONDS (Cost $539,322,642)			$464,784,736

CONVERTIBLE BONDS - 0.4%
Materials - 0.3%
Hercules, Inc.
6.500%, 06/30/2029		790,000	706,556
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)		2,186,831	1,093,416
			1,799,972

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CONVERTIBLE BONDS (continued)
Telecommunication services - 0.1%
Axtel SAB de CV
9.000%, 01/31/2020 (S)	MXN	2,655,000	$336,314
TOTAL CONVERTIBLE BONDS (Cost $3,329,181)			$2,136,286

TERM LOANS (M) - 4.9%
Consumer discretionary - 1.9%
CWGS Group LLC
5.250%, 02/20/2020		$3,225,000	3,190,734
Equinox Holdings, Inc.
9.750%, 07/31/2020		2,340,000	2,361,451
MediArena Acquisition BV
10.000%, 08/13/2022		2,950,000	2,389,500
Spencer Gifts LLC
9.250%, 11/12/2021		1,440,000	1,440,000
TOMS Shoes LLC
6.500%, 10/28/2020		1,194,000	855,700
			10,237,385
Consumer staples - 0.2%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	957,875
Energy - 1.3%
Hercules Offshore, Inc.
10.500%, 05/06/2020		2,650,000	2,212,750
Magnum Hunter Resources Corp.
4.200%, 12/31/2015		380,000	247,000
Murray Energy Corp.
7.500%, 04/16/2020		807,975	542,353
Pacific Drilling SA TBD 06/04/2018 (T)		280,000	156,333
Panda Temple Power LLC
7.250%, 03/04/2022		1,631,800	1,468,620
TPF II Power LLC
5.500%, 10/02/2021		1,489,064	1,472,622
Westmoreland Coal Company
7.500%, 12/16/2020		1,173,059	768,354
			6,868,032
Health care - 0.9%
Immucor, Inc.
5.000%, 08/17/2018		862,060	831,888
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022		1,326,675	1,194,008
Radnet Management, Inc.
8.000%, 03/25/2021		2,840,000	2,726,400
			4,752,296
Industrials - 0.1%
Intelligrated, Inc.
4.503%, 07/30/2018		684,958	668,690
Information technology - 0.4%
Kronos, Inc.
9.750%, 04/30/2020		1,808,582	1,825,537
Materials - 0.1%
Essar Steel Algoma, Inc.
08/09/2019 (H)		801,900	188,447
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/30/2019		339,135	276,516
			464,963
TOTAL TERM LOANS (Cost $28,430,609)			$25,774,778

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank),
Series 2015-LC21, Class E
3.250%, 07/10/2048 (S)		1,400,000	877,599
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C31,
Class E
4.273%, 08/15/2048 (P)(S)		1,100,000	771,188
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class E
3.000%, 05/15/2048 (S)		1,200,000	735,174
			2,383,961
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $2,413,058)			$2,383,961

COMMON STOCKS - 2.8%
Consumer discretionary - 0.1%
Bossier Casino Venture Holdco, Inc. (I)(S)		163,507	$0
New Cotai LLC (I)		11	371,405
			371,405
Energy - 0.7%
Hercules Offshore, Inc. (I)		120,022	446,482
KCAD Holdings I, Ltd. (I)		752,218,031	3,279,671
			3,726,153
Financials - 1.4%
Citigroup, Inc.		76,793	4,153,733
JPMorgan Chase & Co.		48,826	3,255,718
			7,409,451
Health care - 0.4%
Physiotherapy
Associates Holdings, Inc. (I)		33,100	2,054,517
Industrials - 0.1%
DeepOcean Group Holdings AS (I)		151,066	903,375
Materials - 0.1%
Mirabela Nickel, Ltd. (I)		5,975,613	358,690
TOTAL COMMON STOCKS (Cost $26,706,975)			$14,823,591

PREFERRED SECURITIES - 1.2%
Energy - 0.0%
Rex Energy Corp., 6.000%		19,200	$218,304
Financials - 1.2%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)		246,500	6,285,750
TOTAL PREFERRED SECURITIES (Cost $7,634,707)			$6,504,054

WARRANTS - 0.1%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)		2,163	281,190
TOTAL WARRANTS (Cost $118,257)			$281,190

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 2.4%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	1,279,068	$12,797,589
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,797,788)		$12,797,589

SHORT-TERM INVESTMENTS - 0.4%
Money market funds - 0.4%
State Street Institutional Liquid Reserves
Fund, 0.1503% (Y)	2,121,891	$2,121,891
TOTAL SHORT-TERM INVESTMENTS (Cost $2,121,891)		$2,121,891
Total Investments (High Yield Fund)
(Cost $626,281,341) - 100.5%		$533,822,348
Other assets and liabilities, net - (0.5%)		(2,830,385)
TOTAL NET ASSETS - 100.0%		$530,991,963

International Growth Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.7%
Argentina - 1.3%
MercadoLibre, Inc.	96,500	$11,892,660
China - 18.7%
Alibaba Group Holding, Ltd., ADR (I)	413,638	34,778,683
Baidu, Inc., ADR (I)	287,900	62,753,563
JD.com, Inc., ADR (I)	159,000	4,878,120
New Oriental Education & Technology
Group, Inc., ADR	394,500	11,448,390
Tencent Holdings, Ltd.	2,674,500	53,148,659
		167,007,415
Denmark - 4.3%
Chr Hansen Holding A/S	134,934	8,459,310
Genmab A/S (I)	47,807	6,150,009
Novo Nordisk A/S, B Shares	222,399	12,233,282
Novozymes A/S, B Shares	234,967	11,281,827
		38,124,428
France - 4.6%
Essilor International SA	43,717	5,702,349
Kering	89,203	15,411,349
L’Oreal SA	115,350	20,400,801
		41,514,499
Germany - 4.1%
AIXTRON SE (I)	456,609	3,639,133
BASF SE	125,913	10,392,265
MorphoSys AG (I)	49,761	2,942,296
Rocket Internet SE (I)(S)	107,777	3,176,965
Rocket Internet SE (I)(S)	101,066	2,983,459
Zalando SE (I)(S)	402,311	13,627,159
		36,761,277
Hong Kong - 5.2%
AIA Group, Ltd.	6,274,600	37,464,491
Hong Kong Exchanges and Clearing, Ltd.	339,928	8,825,299
		46,289,790
Ireland - 1.7%
Bank of Ireland (I)	24,800,328	9,228,215
James Hardie Industries PLC	502,098	5,904,875
		15,133,090
Italy - 2.5%
EXOR SpA	243,834	10,922,858
UniCredit SpA	2,029,610	11,893,613
		22,816,471
Japan - 11.4%
COOKPAD, Inc.	71,400	1,541,958
Don Quijote Holdings Company, Ltd.	150,400	5,959,307
M3, Inc.	727,200	16,001,557
Rakuten, Inc.	1,834,500	23,147,059
SBI Holdings, Inc.	450,100	5,098,314
SMC Corp.	65,700	17,425,227
SoftBank Group Corp.	625,500	33,176,262
		102,349,684
Netherlands - 1.6%
ASML Holding NV	150,216	13,898,733
Norway - 1.2%
Schibsted ASA, A Shares	153,921	5,582,319
Schibsted ASA, B Shares (I)	159,436	5,558,077
		11,140,396
Peru - 1.0%
Credicorp, Ltd.	87,790	9,271,502
Portugal - 0.5%
Jeronimo Martins SGPS SA	313,331	4,345,318
Russia - 0.9%
Magnit PJSC, GDR	164,529	7,933,354
South Korea - 2.6%
Celltrion, Inc. (I)	138,195	10,268,338
NAVER Corp.	24,003	13,064,376
		23,332,714
Spain - 9.2%
Banco Popular Espanol SA	5,170,286	18,183,572
Banco Santander SA	1,607,459	8,747,858
Distribuidora Internacional
de Alimentacion SA (I)	999,092	6,305,400
Industria de Diseno Textil SA	1,364,337	49,001,908
		82,238,738
Sweden - 8.7%
Alfa Laval AB	431,465	7,969,196
Atlas Copco AB, A Shares	989,483	26,488,752
Elekta AB, B Shares	721,130	5,986,756
Investment AB Kinnevik, B Shares	685,984	21,083,914
Svenska Handelsbanken AB, A Shares	1,190,698	16,006,717
		77,535,335
Switzerland - 3.6%
Cie Financiere Richemont SA	219,316	16,387,399
Syngenta AG	43,103	15,874,834
		32,262,233
Turkey - 1.1%
BIM Birlesik Magazalar AS	511,384	9,562,045
United Kingdom - 15.5%
Aggreko PLC	578,693	8,757,962
ARM Holdings PLC	1,574,429	26,674,700
Fiat Chrysler Automobiles NV (I)	3,240,214	46,256,861

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

International Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ocado Group PLC (I)	1,042,724	$5,808,521
Prudential PLC	1,029,532	23,866,211
Rolls-Royce Holdings PLC (I)	2,388,786	21,793,389
Standard Chartered PLC	693,407	5,814,466
		138,972,110
TOTAL COMMON STOCKS (Cost $777,161,178)		$892,381,792

RIGHTS - 0.0%
Standard Chartered PLC (Expiration Date:
12/11/2015; Strike Price: GBP 4.65) (I)	198,116	271,527
TOTAL RIGHTS (Cost $0)		$271,527

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
BlackRock Cash Funds - Prime, 0.1743% (Y)	7,730,996	$7,730,996
TOTAL SHORT-TERM INVESTMENTS (Cost $7,730,996)		$7,730,996
Total Investments (International Growth Opportunities Fund)
(Cost $784,892,174) - 100.6%		$900,384,315
Other assets and liabilities, net - (0.6%)		(5,729,034)
TOTAL NET ASSETS - 100.0%		$894,655,281

International Growth Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.7%
Australia - 4.8%
Amcor, Ltd.	1,534,179	$14,967,680
Aurizon Holdings, Ltd.	2,395,926	9,624,924
Brambles, Ltd.	815,264	6,395,668
CSL, Ltd.	98,328	7,100,246
		38,088,518
Belgium - 1.4%
Anheuser-Busch InBev NV	84,769	10,898,422
Brazil - 1.7%
BM&FBovespa SA	3,253,940	9,536,595
BRF SA	305,389	4,338,488
		13,875,083
Canada - 7.6%
Canadian National Railway Company	115,245	6,878,714
Cenovus Energy, Inc.	442,573	6,548,536
CGI Group, Inc., Class A (I)	446,064	19,416,452
Fairfax Financial Holdings, Ltd.	17,904	8,595,985
Great-West Lifeco, Inc.	227,531	6,183,009
Suncor Energy, Inc.	470,769	13,007,882
		60,630,578
China - 3.4%
Baidu, Inc., ADR (I)	61,337	13,369,626
Great Wall Motor Company, Ltd., H Shares	6,328,500	7,760,553
Industrial & Commercial Bank of China, Ltd.,
H Shares	10,133,539	6,139,046
		27,269,225
Denmark - 2.7%
Carlsberg A/S, Class B	151,554	12,852,000
Novo Nordisk A/S, B Shares	153,281	8,431,377
		21,283,377
France - 3.3%
Publicis Groupe SA	225,928	14,247,660
Schneider Electric SE	187,004	11,813,943
		26,061,603
Germany - 8.1%
Allianz SE	73,504	12,987,429
Deutsche Boerse AG	197,913	16,951,159
Deutsche Post AG	259,337	7,551,789
ProSiebenSat.1 Media SE	242,846	12,726,219
SAP SE	188,632	14,896,161
		65,112,757
Hong Kong - 3.1%
CK Hutchison Holdings, Ltd.	1,300,872	17,022,184
Galaxy Entertainment Group, Ltd.	2,650,910	7,793,931
		24,816,115
Israel - 2.6%
Teva Pharmaceutical Industries, Ltd., ADR	334,189	21,030,514
Japan - 7.7%
Denso Corp.	84,753	4,043,386
FANUC Corp.	38,288	6,824,349
Japan Tobacco, Inc.	428,400	15,343,054
Keyence Corp.	10,173	5,517,486
Komatsu, Ltd.	380,717	6,305,655
Toyota Motor Corp.	165,470	10,298,210
Yahoo Japan Corp.	3,316,600	13,667,795
		61,999,935
Mexico - 2.2%
Fomento Economico Mexicano SAB
de CV, ADR	62,214	5,996,185
Grupo Televisa SAB, ADR	408,055	11,507,151
		17,503,336
Netherlands - 1.4%
Royal Dutch Shell PLC, B Shares	436,396	10,856,331
Singapore - 3.3%
Avago Technologies, Ltd.	118,026	15,396,492
United Overseas Bank, Ltd.	814,034	11,179,900
		26,576,392
South Korea - 1.4%
Samsung Electronics Company, Ltd.	10,329	11,433,614
Spain - 1.1%
Amadeus IT Holding SA, A Shares	219,686	8,803,190
Sweden - 4.4%
Getinge AB, B Shares	297,613	7,521,733
Investor AB, B Shares	347,032	13,218,834
Sandvik AB	411,259	4,253,489
Telefonaktiebolaget LM Ericsson, B Shares	1,068,466	10,371,516
		35,365,572
Switzerland - 8.5%
Cie Financiere Richemont SA	79,705	5,955,597
Julius Baer Group, Ltd. (I)	228,385	10,918,327
Novartis AG	64,081	5,466,892
Roche Holding AG	53,179	14,244,586
Syngenta AG	33,917	12,491,631
The Swatch Group AG	14,932	5,235,661

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG	695,524	$13,341,934
		67,654,628
Taiwan - 1.8%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,453,000	14,775,755
Thailand - 1.3%
Kasikornbank PCL, NVDR	2,155,400	10,290,574
Turkey - 0.8%
Akbank TAS	2,808,463	6,653,134
United Kingdom - 21.1%
Aberdeen Asset Management PLC	1,417,731	6,817,455
British American Tobacco PLC	337,049	19,614,464
Compass Group PLC	803,902	13,977,539
Informa PLC	832,328	7,817,361
Kingfisher PLC	2,288,116	12,166,572
Lloyds Banking Group PLC	8,201,986	9,006,826
Next PLC	72,692	8,666,889
RELX PLC	1,199,792	21,641,801
Sky PLC	1,720,026	28,630,794
Smith & Nephew PLC	654,722	11,091,799
Unilever NV	225,248	9,892,404
WPP PLC	843,224	19,487,415
		168,811,319
TOTAL COMMON STOCKS (Cost $650,485,989)		$749,789,972

SHORT-TERM INVESTMENTS - 5.9%
Money market funds - 5.9%
Fidelity Institutional Money Market
Government Portfolio, 0.0100% (Y)	47,520,464	$47,520,464
TOTAL SHORT-TERM INVESTMENTS (Cost $47,520,464)		$47,520,464
Total Investments (International Growth Stock Fund)
(Cost $698,006,453) - 99.6%		$797,310,436
Other assets and liabilities, net - 0.4%		3,015,736
TOTAL NET ASSETS - 100.0%		$800,326,172

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.5%
Austria - 1.0%
Wienerberger AG	455,805	$7,998,879
Bahamas - 1.4%
Steiner Leisure, Ltd. (I)	177,150	11,139,192
Belgium - 1.7%
Barco NV	99,780	6,225,982
Ontex Group NV	213,680	7,595,713
		13,821,695
Brazil - 1.1%
Grendene SA	815,200	3,589,404
M Dias Branco SA	136,000	2,528,489
Tupy SA	567,800	2,930,392
		9,048,285
Canada - 6.4%
Badger Daylighting, Ltd. (L)	567,200	10,452,501
Canaccord Genuity Group, Inc.	598,006	2,131,498
Dorel Industries, Inc., Class B	254,600	5,864,312
Enerflex, Ltd.	427,800	4,491,187
Ensign Energy Services, Inc.	353,900	1,910,681
Genworth MI Canada, Inc. (L)	214,800	4,740,092
HudBay Minerals, Inc.	1,268,370	5,632,135
Laurentian Bank of Canada	91,600	3,724,497
Mullen Group, Ltd. (L)	562,970	6,626,896
Precision Drilling Corp.	1,249,900	5,381,650
		50,955,449
China - 2.6%
China ZhengTong Auto
Services Holdings, Ltd.	16,221,000	6,603,674
Goldpac Group, Ltd. (L)	5,136,000	2,247,581
Kingdee International Software
Group Company, Ltd. (L)	23,626,000	11,401,561
SinoMedia Holding, Ltd. (L)	2,801,600	881,736
		21,134,552
Finland - 4.1%
Amer Sports OYJ	585,508	17,030,652
Huhtamaki OYJ	445,856	16,130,318
		33,160,970
France - 0.6%
Beneteau SA	327,880	4,701,690
Germany - 3.8%
Gerresheimer AG	200,250	15,605,313
Jenoptik AG	543,830	8,553,652
Kloeckner & Company SE (L)	213,598	1,824,139
Leoni AG	116,690	4,483,767
		30,466,871
Hong Kong - 7.2%
Dah Sing Financial Holdings, Ltd.	1,016,374	5,271,618
EVA Precision Industrial Holdings, Ltd.	22,588,000	4,931,785
Luk Fook Holdings International, Ltd.	3,051,000	6,965,388
Sitoy Group Holdings, Ltd. (L)	5,991,000	2,821,909
Stella International Holdings, Ltd.	2,553,000	6,298,322
Techtronic Industries Company, Ltd.	3,966,500	16,112,675
Value Partners Group, Ltd.	9,371,000	11,057,139
Yingde Gases Group Company, Ltd.	9,466,500	3,914,325
		57,373,161
India - 1.2%
Dewan Housing Finance Corp., Ltd.	1,558,870	5,235,530
Jain Irrigation Systems, Ltd.	4,023,453	4,045,030
		9,280,560
Italy - 2.0%
Azimut Holding SpA	149,433	3,812,232
Interpump Group SpA	370,800	5,751,705
MARR SpA	300,246	6,150,726
		15,714,663
Japan - 16.9%
Aderans Company, Ltd.	372,600	2,737,813
Asahi Company, Ltd. (L)	248,800	2,567,401
Asics Corp.	611,100	14,006,041
Capcom Company, Ltd.	200,500	4,412,307
Daibiru Corp.	607,400	5,005,069
Descente, Ltd.	567,460	6,914,204
Fuji Oil Holdings, Inc.	302,600	4,523,093

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Keihin Corp.	495,100	$8,102,523
Kobayashi Pharmaceutical Company, Ltd.	199,700	16,267,375
Koshidaka Holdings Company, Ltd. (L)	204,400	3,851,605
KYB Corp.	1,545,000	4,869,579
Meitec Corp.	335,711	11,197,396
Nachi-Fujikoshi Corp.	1,767,000	8,299,538
Shinko Plantech Company, Ltd.	574,100	4,715,002
Square Enix Holdings Company, Ltd.	251,500	5,717,753
Tokai Rika Company, Ltd.	271,200	6,264,839
Tsugami Corp. (L)	904,000	4,107,483
Tsumura & Company	548,700	15,090,443
Unipres Corp.	280,400	6,689,469
		135,338,933
Luxembourg - 1.7%
Grand City Properties SA	463,910	9,544,459
Stabilus SA (I)	118,500	4,259,957
		13,804,416
Netherlands - 5.8%
Aalberts Industries NV	482,531	15,917,842
Accell Group	195,391	4,168,747
Arcadis NV	490,190	11,841,422
Beter Bed Holding NV	242,320	5,716,380
Refresco Gerber NV (I)(S)	250,450	4,315,542
USG People NV	287,764	4,424,903
		46,384,836
Norway - 1.6%
Ekornes ASA	341,120	3,666,553
Tomra Systems ASA	827,930	8,969,291
		12,635,844
Singapore - 0.1%
Sakari Resources, Ltd. (I)	1,380,000	616,355
South Korea - 6.6%
Binggrae Company, Ltd.	94,434	5,234,923
BNK Financial Group, Inc.	1,013,689	8,506,505
DGB Financial Group, Inc.	1,210,913	10,865,517
Hyundai Mipo Dockyard Company, Ltd. (I)	62,160	3,368,218
KIWOOM Securities Company, Ltd.	63,194	3,190,837
Korea Investment Holdings Company, Ltd.	120,222	5,667,200
Sindoh Company, Ltd.	172,670	8,044,291
Youngone Corp.	198,265	7,624,218
		52,501,709
Spain - 1.7%
Construcciones y Auxiliar de Ferrocarriles SA	21,113	5,694,345
Melia Hotels International SA (L)	284,941	3,620,412
Tecnicas Reunidas SA (L)	102,893	4,114,631
		13,429,388
Sweden - 2.1%
Bulten AB (L)	328,695	3,136,667
Duni AB	337,670	5,217,752
The Thule Group AB (S)	663,900	8,868,740
		17,223,159
Switzerland - 2.2%
Logitech International SA (L)	636,060	9,496,376
Vontobel Holding AG	188,116	8,455,119
		17,951,495
Taiwan - 5.5%
Casetek Holdings, Ltd.	975,000	4,817,022
Chicony Electronics Company, Ltd.	4,557,551	10,497,572
Giant Manufacturing Company, Ltd.	1,263,746	8,583,214
Simplo Technology Company, Ltd.	2,231,300	7,646,196
Tripod Technology Corp.	7,109,000	12,273,481
		43,817,485
United Kingdom - 14.2%
Bellway PLC	118,436	4,663,499
Bovis Homes Group PLC	237,740	3,408,113
Debenhams PLC	4,779,590	6,014,947
Devro PLC	872,350	3,822,299
DFS Furniture PLC (I)	1,728,590	9,071,729
Dignity PLC	228,788	8,550,789
Foxtons Group PLC	2,420,140	6,409,209
Greggs PLC	826,340	15,456,736
HomeServe PLC	803,290	5,111,776
Laird PLC	1,579,560	8,479,961
LivaNova PLC (I)	111,381	6,666,153
Man Group PLC	4,558,698	11,189,211
Oxford Instruments PLC	561,510	5,565,192
SIG PLC	4,204,120	8,843,682
UBM PLC	1,430,050	10,892,623
		114,145,919
TOTAL COMMON STOCKS (Cost $641,827,490)		$732,645,506

PREFERRED SECURITIES - 1.1%
Brazil - 0.5%
Alpargatas SA	1,842,900	3,679,402
Germany - 0.6%
Draegerwerk AG & Company KGaA	67,200	4,976,151
TOTAL PREFERRED SECURITIES (Cost $13,589,948)		$8,655,553

EXCHANGE-TRADED FUNDS - 1.0%
iShares MSCI EAFE Small-Cap ETF	162,400	8,194,704
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,846,806)		$8,194,704

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	5,126,125	51,288,931
TOTAL SECURITIES LENDING
COLLATERAL (Cost $51,287,289)		$51,288,931

SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agency - 2.5%
Federal Agricultural Mortgage Corp.
0.010%, 12/01/2015*	$20,000,000	$20,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,000,000)		$20,000,000
Total Investments (International Small Cap Fund)
(Cost $734,551,533) - 102.5%		$820,784,694
Other assets and liabilities, net - (2.5%)		(19,687,971)
TOTAL NET ASSETS - 100.0%		$801,096,723

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.0%
Australia - 0.3%
WorleyParsons, Ltd. (L)	1,325,759	$5,553,088
Belgium - 0.7%
UCB SA	136,070	12,140,628
Brazil - 0.7%
BM&FBovespa SA	4,327,000	12,681,502
Canada - 6.4%
Barrick Gold Corp.	1,785,720	13,107,185
Cenovus Energy, Inc.	1,050,700	15,546,694
Ensign Energy Services, Inc.	1,115,400	6,021,966
HudBay Minerals, Inc.	2,074,400	9,211,271
Precision Drilling Corp.	4,280,200	18,429,106
Silver Wheaton Corp.	2,153,200	28,296,574
Suncor Energy, Inc.	716,300	19,792,182
Trican Well Service, Ltd. (I)(L)	1,913,600	931,401
		111,336,379
China - 5.5%
China Life Insurance Company, Ltd., H Shares	3,350,000	11,575,558
China Telecom Corp., Ltd., H Shares	41,553,589	20,345,985
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,134,000	13,453,949
Sinopec Engineering Group Company, Ltd.,
H Shares	16,688,000	12,915,467
Sinopharm Group Company, Ltd.,
H Shares (L)	2,524,400	10,590,400
Springland International Holdings, Ltd.	21,264,500	5,012,613
Trina Solar, Ltd., ADR (I)(L)	2,266,056	21,867,440
		95,761,412
Denmark - 0.3%
FLSmidth & Company A/S (L)	147,864	5,367,390
France - 10.2%
AXA SA	1,040,207	28,107,097
BNP Paribas SA	721,060	42,690,106
Cie de Saint-Gobain	379,760	16,756,439
Cie Generale des Etablissements Michelin	218,910	21,923,753
Sanofi	257,396	22,875,813
Societe Generale SA	148,845	7,095,677
Technip SA	405,810	21,217,798
Total SA	370,612	18,352,058
		179,018,741
Germany - 8.2%
Bayer AG	160,710	21,360,496
Deutsche Boerse AG	160,250	13,725,340
Deutsche Lufthansa AG (I)	921,960	13,196,252
Gerresheimer AG	172,650	13,454,468
Kloeckner & Company SE (L)	156,060	1,332,761
Merck KGaA	165,258	16,893,976
Metro AG	376,850	12,536,875
MorphoSys AG (I)	172,590	10,204,998
Muenchener Rueckversicherungs AG	70,236	14,123,252
Siemens AG	253,869	26,371,714
		143,200,132
Hong Kong - 3.9%
China Mobile, Ltd.	1,742,000	19,930,032
Digital China Holdings, Ltd.	6,940,000	7,925,714
First Pacific Company, Ltd.	3,649,000	2,269,097
GCL-Poly Energy Holdings, Ltd. (I)(L)	105,824,000	20,045,288
Kingboard Chemical Holdings, Ltd.	8,778,800	12,620,762
Kunlun Energy Company, Ltd.	6,860,000	6,012,849
		68,803,742
India - 1.0%
Hero MotorCorp, Ltd.	165,335	6,672,226
Jain Irrigation Systems, Ltd.	3,198,361	3,215,513
LIC Housing Finance, Ltd.	1,059,620	7,714,505
		17,602,244
Ireland - 1.1%
CRH PLC	669,120	19,649,594
Israel - 2.1%
Teva Pharmaceutical Industries, Ltd., ADR	591,365	37,214,599
Italy - 2.5%
Eni SpA	1,068,720	17,381,012
UniCredit SpA	4,444,657	26,045,905
		43,426,917
Japan - 5.6%
Canon, Inc.	215,100	6,500,109
ITOCHU Corp.	1,728,200	21,052,586
Nissan Motor Company, Ltd.	3,190,500	34,077,895
SoftBank Group Corp.	452,400	23,995,109
Toyota Motor Corp.	207,600	12,920,217
		98,545,916
Netherlands - 6.3%
Aegon NV	3,811,430	23,245,855
ING Groep NV	658,038	9,046,220
QIAGEN NV (I)	899,720	23,852,050
Royal Dutch Shell PLC, B Shares	828,163	20,602,415
SBM Offshore NV (I)	2,329,150	32,675,970
		109,422,510
Norway - 0.0%
Telenor ASA	15,603	271,226
Russia - 0.2%
Lukoil PJSC, ADR	111,948	4,285,369
Singapore - 0.7%
United Overseas Bank, Ltd.	925,300	12,708,021
South Africa - 0.2%
Petra Diamonds, Ltd.	3,724,970	3,591,593
South Korea - 11.7%
Daewoo International Corp.	371,336	6,126,969
Hana Financial Group, Inc.	1,784,089	39,238,445
Hyundai Mobis Company, Ltd.	92,022	19,803,278
Hyundai Motor Company	68,782	8,746,571
KB Financial Group, Inc., ADR	1,411,233	42,647,461
KIWOOM Securities Company, Ltd.	119,862	6,052,159
Korea Investment Holdings Company, Ltd.	276,241	13,021,851
Samsung Electronics Company, Ltd., GDR (S)	123,964	68,912,986
		204,549,720
Spain - 1.0%
Telefonica SA	1,398,531	17,212,515
Sweden - 0.7%
Getinge AB, B Shares	448,971	11,347,085
Switzerland - 8.3%
ABB, Ltd. (I)	852,470	16,139,178
Basilea Pharmaceutica (I)	48,490	4,797,012
Credit Suisse Group AG (I)	1,716,561	36,888,958
GAM Holding AG (I)	521,820	9,049,951
Glencore PLC	17,059,520	24,838,438
Lonza Group AG (I)	71,650	11,315,922
Roche Holding AG	123,380	33,048,704

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swiss Re AG	97,973	$9,336,121
		145,414,284
Taiwan - 0.3%
MediaTek, Inc.	683,000	5,442,842
Thailand - 0.7%
Bangkok Bank PCL NVDR	2,446,200	11,433,172
United Kingdom - 16.6%
Aberdeen Asset Management PLC	1,271,480	6,114,177
Aviva PLC (I)	2,520,840	19,419,534
BAE Systems PLC	3,393,080	26,390,760
Barclays PLC	4,426,620	14,884,555
BP PLC	3,057,362	17,669,749
Carillion PLC (L)	1,965,880	9,328,632
GlaxoSmithKline PLC	1,251,365	25,431,500
HSBC Holdings PLC	2,762,160	22,038,904
Johnson Matthey PLC	183,380	7,809,920
Kingfisher PLC	2,677,140	14,235,124
Marks & Spencer Group PLC	3,463,480	26,189,353
Noble Corp. PLC (L)	961,910	12,764,546
Petrofac, Ltd.	2,131,110	26,435,968
Serco Group PLC (I)	1,717,132	2,858,307
Standard Chartered PLC	1,159,050	9,719,050
Subsea 7 SA (I)(L)	1,157,479	9,175,123
Tesco PLC (I)	9,892,390	24,894,104
Vodafone Group PLC	4,359,456	14,670,996
		290,030,302
United States - 1.8%
Halliburton Company	562,750	22,425,588
Stillwater Mining Company (I)	983,700	9,207,432
		31,633,020
TOTAL COMMON STOCKS (Cost $1,780,243,691)		$1,697,643,943

RIGHTS - 0.0%
Standard Chartered PLC (Expiration Date:
12/11/2015; Strike Price: GBP 4.65) (I)	331,157	453,865
TOTAL RIGHTS (Cost $0)		$453,865

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	7,369,677	73,736,564
TOTAL SECURITIES LENDING
COLLATERAL (Cost $73,735,146)		$73,736,564

SHORT-TERM INVESTMENTS - 1.0%
U.S. Government Agency - 1.0%
Federal Agricultural Mortgage Corp.
0.010%, 12/01/2015*	$17,500,000	$17,500,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,500,000)		$17,500,000
Total Investments (International Value Fund)
(Cost $1,871,478,837) - 102.2%		$1,789,334,372
Other assets and liabilities, net - (2.2%)		(38,946,232)
TOTAL NET ASSETS - 100.0%		$1,750,388,140

Investment Quality Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 40.8%
U.S. Government - 13.2%
Treasury Inflation Protected Securities
0.250%, 01/15/2025		$21,333,955	$20,566,701
0.375%, 07/15/2025		17,264,013	16,889,056
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)		5,225,000	4,713,520
3.000%, 11/15/2044 to 05/15/2045		6,230,000	6,240,071
3.125%, 08/15/2044		3,870,000	3,976,123
3.750%, 11/15/2043		1,000	1,157
U.S. Treasury Notes
1.500%, 10/31/2019		20,200,000	20,222,099
1.750%, 09/30/2019		2,320,000	2,345,467
			74,954,194
U.S. Government Agency - 27.6%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)		4,000,000	4,139,003
3.000%, 03/01/2045 to 10/01/2045		7,371,516	7,400,265
3.500%, TBA (C)		10,900,000	11,268,475
4.000%, TBA (C)		16,800,000	17,788,154
4.500%, TBA (C)		5,300,000	5,719,659
5.000%, TBA (C)		2,900,000	3,176,934
5.000%, 03/01/2019 to 12/01/2019		65,972	69,237
6.500%, 04/01/2029 to 08/01/2034		3,863	4,491
7.500%, 08/01/2025 to 05/01/2028		1,660	1,912
Federal National Mortgage Association
2.500%, TBA (C)		3,300,000	3,308,698
2.500%, 12/01/2042 to 03/01/2043		1,709,604	1,660,654
2.780%, 03/01/2027		650,000	635,019
2.890%, 02/01/2027		1,110,000	1,096,733
2.970%, 06/01/2027 to 06/01/2030		2,455,000	2,406,739
3.000%, TBA (C)		9,300,000	9,340,342
3.100%, 02/01/2030		1,087,989	1,080,287
3.130%, 02/01/2027		442,000	447,436
3.500%, TBA (C)		24,600,000	25,480,611
4.000%, TBA (C)		15,500,000	16,444,386
4.500%, TBA (C)		10,700,000	11,558,616
5.000%, TBA (C)		2,500,000	2,757,487
5.000%, 03/15/2016 to 06/01/2019		2,127,204	2,160,246
5.500%, 08/01/2035 to 11/01/2035		89,144	100,583
6.500%, 09/01/2031		4	4
Government National
Mortgage Association
3.000%, TBA (C)		3,000,000	3,048,969
3.000%, 07/15/2045 to 08/20/2045		6,461,582	6,574,123
3.500%, TBA (C)		17,300,000	18,063,774
4.000%, 09/15/2040 to 02/15/2042		409,454	436,109
6.000%, 08/15/2032 to 04/15/2035		13,484	15,622
6.500%, 06/15/2028 to 08/15/2034		7,508	8,584
7.000%, 11/15/2031 to 11/15/2033		40,765	47,483
8.000%, 07/15/2030		975	1,169
			156,241,804
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $232,688,636)			$231,195,998

FOREIGN GOVERNMENT
OBLIGATIONS - 2.0%
Brazil - 0.2%
Federative Republic of Brazil
6.000%, 05/15/2019 to 08/15/2022	BRL	1,711,000	1,151,456
10.250%, 01/10/2028		300,000	69,576
			1,221,032

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Cameroon - 0.1%
Republic of Cameroon
9.500%, 11/19/2025 (S)		$515,000	$505,344
China - 0.1%
The Export-Import Bank of China
2.850%, 09/16/2020 (S)		575,000	576,806
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	906,952,805	246,713
3.500%, 03/10/2021		463,341,981	147,958
			394,671
Costa Rica - 0.0%
Republic of Costa Rica
9.200%, 03/27/2019 (S)	CRC	89,450,000	175,911
Dominican Republic - 0.1%
Government of Dominican Republic
5.500%, 01/27/2025 (S)		$375,000	367,500
Gabon - 0.1%
Republic of Gabon 6.375%, 12/12/2024		445,000	379,474
Hungary - 0.0%
Republic of Hungary 5.500%, 06/24/2025	HUF	20,290,000	80,621
Indonesia - 0.2%
Republic of Indonesia
7.000%, 05/15/2027	IDR	7,706,000,000	486,027
8.375%, 03/15/2034		6,187,000,000	428,203
			914,230
Jamaica - 0.1%
Government of Jamaica
6.750%, 04/28/2028		$355,000	358,550
Malaysia - 0.0%
Government of Malaysia
3.492%, 03/31/2020	MYR	1,140,000	264,632
Mexico - 0.2%
Government of Mexico
4.600%, 01/23/2046		$995,000	912,913
5.625%, 03/19/2114	GBP	110,000	156,541
10.000%, 12/05/2024	MXN	4,926,000	376,947
			1,446,401
Peru - 0.2%
Republic of Peru
4.125%, 08/25/2027		$325,000	324,188
5.200%, 09/12/2023	PEN	2,320,000	634,207
			958,395
Poland - 0.0%
Republic of Poland 3.250%, 07/25/2025	PLN	825,000	213,918
Romania - 0.0%
Government of Romania
5.850%, 04/26/2023	RON	270,000	74,736
Russia - 0.0%
Government of Russia
7.500%, 02/27/2019	RUB	13,520,000	190,220
South Africa - 0.1%
Republic of South Africa
7.750%, 02/28/2023	ZAR	5,925,000	396,176
Thailand - 0.0%
Kingdom of Thailand 3.850%, 12/12/2025	THB	7,504,000	229,255
Tunisia - 0.1%
Banque Centrale de Tunisie SA
5.750%, 01/30/2025		$390,000	345,224
Uruguay - 0.4%
Republic of Uruguay
3.700%, 06/26/2037	UYU	12,243,644	320,190
4.250%, 04/05/2027		21,156,545	642,514
4.375%, 10/27/2027		$950,000	942,875
4.375%, 12/15/2028	UYU	4,055,516	122,480
			2,028,059
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $12,044,196)			$11,121,155

CORPORATE BONDS - 32.2%
Consumer discretionary - 4.0%
21st Century Fox America, Inc.
3.700%, 10/15/2025 (S)		$335,000	336,561
6.150%, 02/15/2041		175,000	202,893
6.200%, 12/15/2034		400,000	463,408
7.750%, 01/20/2024		453,000	565,401
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		9,330	4,779
CalAtlantic Group, Inc.
5.375%, 10/01/2022		88,000	89,320
CCO Holdings LLC
5.125%, 02/15/2023		10,000	9,945
5.250%, 09/30/2022		145,000	145,689
5.750%, 09/01/2023		45,000	46,069
CCO Safari II LLC
3.579%, 07/23/2020 (S)		1,300,000	1,306,725
4.464%, 07/23/2022 (S)		445,000	450,094
4.908%, 07/23/2025 (S)		1,005,000	1,020,669
6.484%, 10/23/2045 (S)		1,150,000	1,197,870
Comcast Corp.
4.250%, 01/15/2033		915,000	916,042
Cox Communications, Inc.
4.800%, 02/01/2035 (S)		275,000	233,320
Delphi Automotive PLC
3.150%, 11/19/2020		395,000	396,295
DIRECTV Holdings LLC
3.800%, 03/15/2022		455,000	465,317
DISH DBS Corp.
5.875%, 07/15/2022		50,000	46,438
6.750%, 06/01/2021		355,000	357,219
Ford Motor Credit Company LLC
1.461%, 03/27/2017		1,490,000	1,477,705
2.240%, 06/15/2018		555,000	551,807
3.200%, 01/15/2021		1,050,000	1,047,407
4.207%, 04/15/2016		100,000	101,179
4.250%, 02/03/2017		245,000	251,239
General Motors Financial Company, Inc.
2.400%, 04/10/2018		950,000	945,898
3.500%, 07/10/2019		870,000	877,776
4.750%, 08/15/2017		1,020,000	1,058,175
Group 1 Automotive, Inc.
5.000%, 06/01/2022		105,000	104,738
Grupo Televisa SAB
6.125%, 01/31/2046		390,000	397,180
Lennar Corp.
4.500%, 06/15/2019		150,000	154,125
Liberty Interactive LLC
8.250%, 02/01/2030		255,000	261,681

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Lowe’s Companies, Inc.
3.375%, 09/15/2025	$390,000	$395,088
Meritage Homes Corp.
6.000%, 06/01/2025	135,000	136,688
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)	100,000	106,000
Sally Holdings LLC
5.625%, 12/01/2025	20,000	20,275
5.750%, 06/01/2022	60,000	62,550
Sky PLC
2.625%, 09/16/2019 (S)	670,000	670,049
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	204,425
TEGNA, Inc.
5.125%, 10/15/2019 to 07/15/2020	585,000	607,713
Tempur Sealy International, Inc.
5.625%, 10/15/2023 (S)	30,000	30,525
The Home Depot, Inc.
2.625%, 06/01/2022	500,000	500,515
4.250%, 04/01/2046	540,000	551,208
Time Warner Cable, Inc.
4.500%, 09/15/2042	345,000	280,911
5.875%, 11/15/2040	275,000	266,064
6.750%, 07/01/2018	775,000	854,436
8.750%, 02/14/2019	270,000	315,512
Time Warner, Inc.
4.850%, 07/15/2045	475,000	463,457
6.100%, 07/15/2040	290,000	321,374
7.700%, 05/01/2032	302,000	385,265
Toll Brothers Finance Corp.
4.875%, 11/15/2025	10,000	9,900
Videotron, Ltd.
5.375%, 06/15/2024 (S)	275,000	277,750
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)	840,000	808,488
Wynn Las Vegas LLC
5.375%, 03/15/2022	135,000	129,600
		22,880,757
Consumer staples - 1.5%
Altria Group, Inc.
9.250%, 08/06/2019	165,000	202,742
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	180,000	180,697
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/2022	310,000	299,996
3.750%, 07/15/2042	435,000	383,756
BAT International Finance PLC
2.750%, 06/15/2020 (S)	510,000	516,517
CVS Health Corp.
2.800%, 07/20/2020	840,000	852,920
3.875%, 07/20/2025	475,000	487,226
4.750%, 05/18/2020	500,000	550,023
5.125%, 07/20/2045	735,000	784,535
CVS Pass-Through Trust
5.880%, 01/10/2028	257,067	283,575
6.943%, 01/10/2030	39,969	46,348
Imperial Tobacco Finance PLC
2.050%, 07/20/2018 (S)	425,000	424,207
2.950%, 07/21/2020 (S)	575,000	576,218
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	1,375,000	1,375,905
2.800%, 07/02/2020 (S)	270,000	270,839
Reynolds American, Inc.
3.250%, 06/12/2020	985,000	1,009,069
Wal-Mart Stores, Inc.
5.250%, 09/01/2035	300,000	344,691
		8,589,264
Energy - 2.8%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	400,000	413,565
6.375%, 09/15/2017	60,000	64,204
Antero Resources Corp.
5.625%, 06/01/2023 (S)	70,000	64,925
BP Capital Markets PLC
2.521%, 01/15/2020	385,000	388,600
Cenovus Energy, Inc.
5.200%, 09/15/2043	465,000	410,473
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	845,000	835,920
Concho Resources, Inc.
6.500%, 01/15/2022	40,000	40,800
ConocoPhillips Company
3.350%, 11/15/2024	555,000	547,460
Continental Resources, Inc.
5.000%, 09/15/2022	245,000	214,988
Crestwood Midstream Partners LP
6.250%, 04/01/2023 (S)	60,000	50,700
DCP Midstream LLC
5.350%, 03/15/2020 (S)	20,000	18,631
9.750%, 03/15/2019 (S)	20,000	21,342
DCP Midstream Operating LP
2.700%, 04/01/2019	40,000	35,444
3.875%, 03/15/2023	10,000	8,205
4.950%, 04/01/2022	35,000	31,436
5.600%, 04/01/2044	30,000	22,696
Ecopetrol SA
5.875%, 05/28/2045	400,000	314,000
Encana Corp.
6.500%, 05/15/2019	850,000	910,709
Energy Transfer Equity LP
7.500%, 10/15/2020	300,000	314,813
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	831,643
4.750%, 01/15/2026	135,000	120,891
5.950%, 10/01/2043	800,000	677,172
Halliburton Company
2.700%, 11/15/2020	315,000	315,831
Harvest Operations Corp.
6.875%, 10/01/2017	215,000	175,763
Hess Corp.
5.600%, 02/15/2041	200,000	195,864
Kerr-McGee Corp.
6.950%, 07/01/2024	625,000	729,411
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	405,000	308,970
Kinder Morgan, Inc.
5.050%, 02/15/2046	900,000	644,419
Marathon Oil Corp.
2.700%, 06/01/2020	575,000	552,129
MarkWest Energy Partners LP
4.875%, 12/01/2024 to 06/01/2025	125,000	111,016
MEG Energy Corp.
7.000%, 03/31/2024 (S)	90,000	76,275
Nexen Energy ULC
6.200%, 07/30/2019	285,000	315,579

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Nostrum Oil & Gas Finance BV
7.125%, 11/13/2019		$200,000	$169,000
Peabody Energy Corp.
6.000%, 11/15/2018		30,000	6,939
6.500%, 09/15/2020		195,000	29,738
Pertamina Persero PT
5.625%, 05/20/2043		355,000	289,301
Petrobras Global Finance BV
5.375%, 10/01/2029	GBP	295,000	275,330
6.750%, 01/27/2041		$415,000	284,275
Petroleos Mexicanos
5.500%, 06/27/2044		895,000	738,375
7.470%, 11/12/2026	MXN	7,500,000	408,757
QEP Resources, Inc.
6.800%, 03/01/2020		$5,000	4,950
Regency Energy Partners LP
5.875%, 03/01/2022		300,000	301,676
SM Energy Company
6.125%, 11/15/2022		35,000	33,513
Statoil ASA
3.700%, 03/01/2024		95,000	97,976
3.950%, 05/15/2043		575,000	540,789
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		355,000	320,717
Tesoro Corp.
5.125%, 04/01/2024		75,000	75,750
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		90,000	93,600
6.250%, 10/15/2022 (S)		130,000	134,388
Williams Partners LP
3.600%, 03/15/2022		1,100,000	964,004
4.300%, 03/04/2024		565,000	490,361
WPX Energy, Inc.
5.250%, 09/15/2024		40,000	33,100
6.000%, 01/15/2022		30,000	25,425
YPF SA
8.500%, 07/28/2025		580,000	556,220
			15,638,058
Financials - 15.1%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		100,000	101,380
American International Group, Inc.
4.700%, 07/10/2035		875,000	876,386
American Tower Corp.
3.400%, 02/15/2019		620,000	637,849
3.450%, 09/15/2021		740,000	743,664
5.000%, 02/15/2024		215,000	228,642
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		250,000	250,000
AXA Financial, Inc.
7.000%, 04/01/2028		235,000	289,460
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	1,000,000	1,056,550
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/09/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/09/2018 (Q)		$800,000	860,000
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	1,200,000	1,232,531
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)	EUR	600,000	610,161
Bank of America Corp.
3.950%, 04/21/2025		$300,000	296,749
4.000%, 04/01/2024 to 01/22/2025		1,340,000	1,346,114
4.200%, 08/26/2024		775,000	782,620
5.000%, 01/21/2044		305,000	326,018
5.625%, 07/01/2020		185,000	207,877
5.650%, 05/01/2018		975,000	1,057,299
6.400%, 08/28/2017		80,000	86,406
7.750%, 05/14/2038		1,210,000	1,669,905
Barclays Bank PLC
6.050%, 12/04/2017 (S)		2,145,000	2,298,743
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		400,000	433,625
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	500,000	578,197
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$330,000	353,068
BPCE SA
5.700%, 10/22/2023 (S)		785,000	839,312
Branch Banking & Trust Company
3.625%, 09/16/2025		2,120,000	2,141,605
Brandywine Operating Partnership LP
4.950%, 04/15/2018		425,000	446,002
5.700%, 05/01/2017		835,000	874,434
Capital One Financial Corp.
6.150%, 09/01/2016		1,300,000	1,347,645
Capital One NA
1.650%, 02/05/2018		1,400,000	1,388,614
2.350%, 08/17/2018		645,000	645,312
CIT Group, Inc.
5.500%, 02/15/2019 (S)		490,000	513,275
Citigroup, Inc.
2.500%, 09/26/2018		325,000	329,723
4.300%, 11/20/2026		300,000	302,449
4.400%, 06/10/2025		550,000	559,327
4.450%, 09/29/2027		2,795,000	2,800,956
4.650%, 07/30/2045		875,000	889,878
5.500%, 09/13/2025		915,000	1,005,230
CNO Financial Group, Inc.
4.500%, 05/30/2020		10,000	10,274
5.250%, 05/30/2025		35,000	35,613
Credit Agricole SA
4.375%, 03/17/2025 (S)		220,000	216,165
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year Euro Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	425,000	460,744
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)		$225,000	221,996
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	240,000	279,622

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)(S)		$400,000	$398,720
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		200,000	206,730
Deutsche Bank AG
4.500%, 04/01/2025		1,040,000	981,185
Duke Realty LP
3.750%, 12/01/2024		245,000	238,618
GE Capital International Funding
Company
4.418%, 11/15/2035 (S)		628,000	644,933
General Electric Capital Corp.
5.875%, 01/14/2038		197,000	241,964
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		400,000	455,500
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		250,000	276,875
HCP, Inc.
4.000%, 06/01/2025		450,000	439,873
4.200%, 03/01/2024		160,000	160,372
6.000%, 01/30/2017		480,000	502,583
HSBC Holdings PLC
4.250%, 08/18/2025		1,175,000	1,183,362
5.250%, 03/14/2044		240,000	252,738
6.500%, 09/15/2037		220,000	267,595
6.800%, 06/01/2038		245,000	308,100
HSBC Holdings PLC (5.250% to
09/16/2022, then 5 Year Euro Swap
Rate + 4.380%)
09/16/2022 (Q)	EUR	325,000	336,830
HSBC Holdings PLC (5.625% to
01/17/2020, then 5 Year
ISDAFIX + 3.626%)
01/17/2020 (Q)		$725,000	726,813
HSBC USA, Inc.
2.750%, 08/07/2020		475,000	477,923
ING Groep NV (6.000% to 04/16/2020,
then 5 Year U.S. Swap Rate + 4.445%)
04/16/2020 (Q)		340,000	338,300
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)		235,000	230,300
Intercontinental Exchange, Inc.
2.750%, 12/01/2020		465,000	466,526
Intesa Sanpaolo SpA
2.375%, 01/13/2017		775,000	778,565
JPMorgan Chase & Co.
2.550%, 10/29/2020		190,000	189,557
2.600%, 01/15/2016		185,000	185,469
2.750%, 06/23/2020		760,000	769,256
4.250%, 10/01/2027		2,070,000	2,086,202
5.600%, 07/15/2041		135,000	158,467
5.625%, 08/16/2043		1,205,000	1,332,212
6.000%, 01/15/2018		1,275,000	1,385,739
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	285,000	302,064
Kimco Realty Corp.
4.300%, 02/01/2018		$600,000	627,860
6.875%, 10/01/2019		300,000	345,746
Liberty Property LP
3.375%, 06/15/2023		260,000	247,510
4.125%, 06/15/2022		210,000	212,312
6.625%, 10/01/2017		100,000	107,853
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate + 5.290%)
06/27/2020 (Q)	EUR	800,000	898,169
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	450,000	695,637
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$380,000	385,043
3.500%, 03/10/2025		325,000	320,895
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		80,000	86,440
8.875%, 06/01/2039 (S)		550,000	808,868
Morgan Stanley
1.875%, 01/05/2018		1,175,000	1,179,640
3.950%, 04/23/2027		730,000	714,249
4.000%, 07/23/2025		985,000	1,023,224
4.300%, 01/27/2045		810,000	789,789
4.350%, 09/08/2026		435,000	444,047
4.875%, 11/01/2022		60,000	64,894
5.550%, 04/27/2017		350,000	369,398
6.625%, 04/01/2018		1,450,000	1,605,180
MSCI, Inc.
5.250%, 11/15/2024 (S)		45,000	46,350
5.750%, 08/15/2025 (S)		45,000	46,688
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	800,000	1,222,952
Navient Corp.
5.500%, 01/15/2019		$165,000	158,730
7.250%, 01/25/2022		65,000	61,750
8.000%, 03/25/2020		11,000	11,165
8.450%, 06/15/2018		139,000	145,950
PNC Funding Corp.
5.625%, 02/01/2017		1,200,000	1,253,894
Prologis LP
3.350%, 02/01/2021		850,000	863,646
3.750%, 11/01/2025		190,000	190,301
4.500%, 08/15/2017		920,000	970,048
Rabobank USA Financial Corp. (5.500%
to 06/29/2020, then 5 Year Euro Swap
Rate + 5.250%)
06/29/2020 (Q)	EUR	200,000	215,269
Realty Income Corp.
3.250%, 10/15/2022		$81,000	78,719
6.750%, 08/15/2019		450,000	513,495
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		270,000	277,751

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)	$755,000	$786,484
Santander Issuances SAU
5.179%, 11/19/2025	2,800,000	2,812,527
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	710,000	710,544
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	660,000	697,641
Standard Chartered PLC (6.500% to
04/02/2020, then 5 Year U.S. Swap
Rate + 4.889%)
04/02/2020 (Q)(S)	285,000	275,132
Sun Canada Financial Company
7.250%, 12/15/2015 (S)	229,000	229,452
SunTrust Banks, Inc.
3.500%, 01/20/2017	960,000	980,649
The Bank of New York Mellon Corp.
2.600%, 08/17/2020	1,135,000	1,146,274
The Bear Stearns Companies LLC
6.400%, 10/02/2017	605,000	656,180
7.250%, 02/01/2018	321,000	357,588
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018	975,000	987,455
2.550%, 10/23/2019	875,000	883,542
2.600%, 04/23/2020	370,000	371,817
2.750%, 09/15/2020	555,000	558,608
3.500%, 01/23/2025	725,000	721,054
4.250%, 10/21/2025	50,000	50,147
4.750%, 10/21/2045	240,000	240,402
5.150%, 05/22/2045	660,000	658,478
6.250%, 02/01/2041	440,000	531,667
6.750%, 10/01/2037	1,145,000	1,374,369
UDR, Inc.
3.700%, 10/01/2020	215,000	222,391
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)	200,000	194,508
Ventas Realty LP
4.750%, 06/01/2021	661,000	703,067
Wells Fargo & Company
2.600%, 07/22/2020	575,000	579,817
4.900%, 11/17/2045	1,235,000	1,257,613
5.606%, 01/15/2044	895,000	1,001,027
Welltower, Inc.
4.500%, 01/15/2024	575,000	593,413
5.250%, 01/15/2022	885,000	962,136
		85,482,235
Health care - 2.8%
AbbVie, Inc.
1.800%, 05/14/2018	375,000	374,570
Actavis Funding SCS
2.350%, 03/12/2018	1,345,000	1,357,213
3.000%, 03/12/2020	940,000	951,832
3.850%, 06/15/2024	1,075,000	1,088,064
Anthem, Inc.
4.625%, 05/15/2042	525,000	509,003
5.100%, 01/15/2044	175,000	179,846
7.000%, 02/15/2019	720,000	814,314
Cardinal Health, Inc.
1.950%, 06/15/2018	280,000	280,357
3.500%, 11/15/2024	1,105,000	1,102,391
Celgene Corp.
4.625%, 05/15/2044	735,000	689,576
Community Health Systems, Inc.
5.125%, 08/01/2021	170,000	171,700
EMD Finance LLC
2.950%, 03/19/2022 (S)	705,000	679,951
Gilead Sciences, Inc.
3.250%, 09/01/2022	220,000	223,171
HCA, Inc.
5.875%, 03/15/2022	140,000	149,975
6.500%, 02/15/2020	255,000	282,094
Hologic, Inc.
5.250%, 07/15/2022 (S)	35,000	36,400
LifePoint Health, Inc.
5.875%, 12/01/2023	70,000	70,438
McKesson Corp.
1.400%, 03/15/2018	685,000	678,095
Medtronic, Inc.
2.500%, 03/15/2020	1,285,000	1,301,740
3.150%, 03/15/2022	135,000	137,100
4.375%, 03/15/2035	200,000	204,672
Perrigo Company PLC
1.300%, 11/08/2016	350,000	347,722
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	60,000	60,150
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	870,000	895,416
Tenet Healthcare Corp.
6.000%, 10/01/2020	505,000	536,563
UnitedHealth Group, Inc.
1.900%, 07/16/2018	85,000	85,693
3.350%, 07/15/2022	535,000	549,651
3.750%, 07/15/2025	485,000	503,014
4.750%, 07/15/2045	175,000	184,548
WellCare Health Plans, Inc.
5.750%, 11/15/2020	115,000	119,553
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	1,135,000	1,129,995
		15,694,807
Industrials - 1.5%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021	305,000	311,100
Air Lease Corp.
4.500%, 01/15/2016	925,000	927,895
Aircastle, Ltd.
5.500%, 02/15/2022	30,000	31,425
Canadian Pacific Railway Company
9.450%, 08/01/2021	275,000	360,806
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,050
5.250%, 08/01/2020	126,000	127,751
CNH Industrial Capital LLC
3.375%, 07/15/2019	45,000	43,256
4.375%, 11/06/2020	95,000	92,388
Danaher Corp.
2.400%, 09/15/2020	380,000	382,136
3.350%, 09/15/2025	210,000	213,960
EnerSys
5.000%, 04/30/2023 (S)	145,000	144,638

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)	$20,000	$20,300
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,111,000	1,132,529
Kansas City Southern de Mexico SA
de CV
3.000%, 05/15/2023	1,175,000	1,124,117
Lockheed Martin Corp.
2.500%, 11/23/2020	290,000	290,562
4.700%, 05/15/2046	430,000	441,103
Oshkosh Corp.
5.375%, 03/01/2025	85,000	84,788
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	75,000	75,679
4.250%, 01/17/2023 (S)	1,225,000	1,244,152
4.875%, 07/11/2022 (S)	251,000	264,075
Ryder System, Inc.
2.550%, 06/01/2019	305,000	303,966
Sensata Technologies BV
5.000%, 10/01/2025 (S)	55,000	51,975
5.625%, 11/01/2024 (S)	85,000	86,275
The ADT Corp.
6.250%, 10/15/2021 (L)	375,000	392,344
United Rentals North America, Inc.
4.625%, 07/15/2023	65,000	64,594
5.500%, 07/15/2025	80,000	80,000
USG Corp.
5.500%, 03/01/2025 (S)	5,000	5,119
		8,316,983
Information technology - 1.1%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	375,000	394,924
Apple, Inc.
3.450%, 02/09/2045	545,000	468,700
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	70,000	70,613
6.125%, 11/01/2023 (S)	85,000	85,638
Cardtronics, Inc.
5.125%, 08/01/2022	120,000	118,200
CommScope, Inc.
4.375%, 06/15/2020 (S)	80,000	80,600
First Data Corp.
5.000%, 01/15/2024 (S)	35,000	35,000
5.375%, 08/15/2023 (S)	140,000	142,713
HP Enterprise Company
2.450%, 10/05/2017 (S)	860,000	861,981
Microsoft Corp.
2.000%, 11/03/2020	1,000,000	1,001,966
2.650%, 11/03/2022	1,025,000	1,028,489
NCR Corp.
4.625%, 02/15/2021	255,000	247,988
5.000%, 07/15/2022	20,000	19,375
Nokia OYJ
6.625%, 05/15/2039	130,000	135,038
NXP BV
4.625%, 06/15/2022 (S)	200,000	197,500
Open Text Corp.
5.625%, 01/15/2023 (S)	45,000	44,663
QUALCOMM, Inc.
3.450%, 05/20/2025	285,000	269,460
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)	1,200,000	1,178,317
		6,381,165
Materials - 1.0%
ArcelorMittal
6.000%, 08/05/2020	325,000	288,844
Building Materials Corp. of America
5.375%, 11/15/2024 (S)	285,000	287,138
Cascades, Inc.
5.500%, 07/15/2022 (S)	40,000	38,700
5.750%, 07/15/2023 (S)	90,000	85,950
CF Industries, Inc.
4.950%, 06/01/2043	750,000	660,048
5.150%, 03/15/2034	875,000	816,963
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	115,000	112,700
Corporacion Nacional del Cobre de Chile
4.500%, 09/16/2025 (S)	1,065,000	1,022,158
CRH America, Inc.
5.125%, 05/18/2045 (S)	560,000	571,616
Eagle Spinco, Inc.
4.625%, 02/15/2021	150,000	143,063
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	165,000	120,450
Freeport-McMoran, Inc.
4.000%, 11/14/2021	580,000	423,400
5.450%, 03/15/2043	175,000	109,813
Graphic Packaging International, Inc.
4.875%, 11/15/2022	140,000	142,800
Norbord, Inc.
6.250%, 04/15/2023 (S)	140,000	139,650
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	205,000	200,900
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (S)	65,000	67,600
Steel Dynamics, Inc.
5.125%, 10/01/2021	50,000	48,625
5.500%, 10/01/2024	55,000	52,525
United States Steel Corp.
7.375%, 04/01/2020 (L)	125,000	62,813
		5,395,756
Telecommunication services - 1.8%
AT&T, Inc.
4.750%, 05/15/2046	580,000	544,272
Digicel Group, Ltd.
7.125%, 04/01/2022	365,000	294,084
Frontier Communications Corp.
10.500%, 09/15/2022 (S)	40,000	39,700
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)	1,405,000	1,381,354
SBA Tower Trust
2.898%, 10/15/2019 (S)	705,000	698,162
2.933%, 12/15/2017 (S)	595,000	600,103
3.598%, 04/15/2018 (S)	940,000	939,886
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	185,000	188,816
9.000%, 11/15/2018 (S)	100,000	108,000
Sprint Corp.
7.125%, 06/15/2024	265,000	204,216
T-Mobile USA, Inc.
6.125%, 01/15/2022	20,000	20,410
6.464%, 04/28/2019	210,000	215,775

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
6.500%, 01/15/2024	$30,000	$30,225
6.633%, 04/28/2021	80,000	83,200
6.731%, 04/28/2022	225,000	232,875
6.836%, 04/28/2023	30,000	30,863
Verizon Communications, Inc.
4.272%, 01/15/2036	1,693,000	1,561,914
4.400%, 11/01/2034	490,000	464,745
4.522%, 09/15/2048	537,000	491,112
4.672%, 03/15/2055	2,288,000	2,037,517
5.012%, 08/21/2054	120,000	113,737
		10,280,966
Utilities - 0.6%
AES Corp.
5.500%, 03/15/2024	211,000	192,261
Berkshire Hathaway Energy Company
6.125%, 04/01/2036	250,000	296,362
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	51,625
Electricite de France SA
4.750%, 10/13/2035 (S)	575,000	568,896
4.950%, 10/13/2045 (S)	700,000	687,980
Exelon Corp.
2.850%, 06/15/2020	585,000	586,499
Nevada Power Company
7.125%, 03/15/2019	25,000	28,779
NRG Energy, Inc.
6.250%, 07/15/2022	200,000	185,000
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	272,686
PacifiCorp
6.350%, 07/15/2038	110,000	138,066
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	429,419
WEC Energy Group, Inc.
6.200%, 04/01/2033	138,000	159,101
		3,596,674
TOTAL CORPORATE BONDS (Cost $184,636,946)		$182,256,665

CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	248,000	361,460
TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$361,460

MUNICIPAL BONDS - 1.3%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	500,000	553,235
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	85,000	98,988
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	740,000	861,782
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	75,000	90,365
New Jersey State Turnpike Authority
7.414%, 01/01/2040	630,000	897,177
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	217,566
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	1,190,000	363,021
6.200%, 07/01/2039	675,000	205,909
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	245,000	74,727
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	282,153
State of California
7.300%, 10/01/2039	750,000	1,063,050
7.550%, 04/01/2039	505,000	748,147
7.600%, 11/01/2040	160,000	240,574
7.625%, 03/01/2040	435,000	640,346
State of Illinois, GO
5.100%, 06/01/2033	220,000	208,688
5.665%, 03/01/2018	1,035,000	1,090,197
TOTAL MUNICIPAL BONDS (Cost $7,658,895)		$7,635,925

TERM LOANS (M) - 3.8%
Consumer discretionary - 1.3%
Acosta, Inc.
4.250%, 09/26/2021	99,003	94,795
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	544,499	526,706
Altice Financing SA
5.250%, 02/04/2022	129,675	128,865
Aristocrat International Pty, Ltd.
4.750%, 10/20/2021	112,346	111,925
Bass Pro Group LLC
4.000%, 06/05/2020	104,475	97,684
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	677,770	664,109
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	98,750	87,229
CCO Safari III LLC
3.500%, 01/24/2023	190,000	188,842
CityCenter Holdings LLC
4.250%, 10/16/2020	286,418	284,449
Delta 2 Lux Sarl
4.750%, 07/30/2021	175,000	170,363
7.750%, 07/31/2022	210,000	196,875
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	490,707	488,322
Interactive Data Corp.
4.750%, 05/02/2021	113,563	113,267
ION Media Networks, Inc.
4.750%, 12/18/2020	340,589	337,467
MGOC, Inc.
4.000%, 07/31/2020	231,014	229,108
Michaels Stores, Inc.
3.750%, 01/28/2020	247,462	244,740
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	424,152	396,423
Neptune Finco Corp.
5.000%, 10/09/2022	190,000	189,525
Party City Holdings, Inc.
4.250%, 08/19/2022	145,000	141,738
PetSmart, Inc.
4.250%, 03/11/2022	402,975	395,772
Scientific Games International, Inc.
6.000%, 10/01/2021	114,138	105,381
Serta Simmons Bedding LLC
4.250%, 10/01/2019	308,129	306,414
SRAM LLC
4.017%, 04/10/2020	350,254	294,213

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
The ServiceMaster Company LLC
4.250%, 07/01/2021	$615,617	$611,461
Town Sports International LLC
4.500%, 11/15/2020	385,966	119,649
Tribune Media Company
3.750%, 12/27/2020	780,682	776,453
		7,301,775
Consumer staples - 0.3%
Albertson’s Holdings LLC
5.500%, 08/25/2021	481,448	480,792
Coty, Inc.
TBD 09/22/2022 (T)	80,000	80,000
3.750%, 10/27/2022	40,000	39,900
Hostess Brands LLC
4.500%, 08/03/2022	100,000	99,624
JBS USA LLC
4.000%, 10/30/2022	205,000	203,783
Reynolds Group Holdings, Inc.
4.500%, 12/01/2018	437,497	435,608
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	423,230	411,885
		1,751,592
Energy - 0.1%
Arch Coal, Inc.
6.250%, 05/16/2018	171,464	84,660
Seadrill Operating LP
4.000%, 02/21/2021	147,744	74,057
Western Refining, Inc.
4.250%, 11/12/2020	201,413	194,531
		353,248
Financials - 0.2%
Asurion LLC
4.250%, 07/08/2020	491,344	453,265
8.500%, 03/03/2021	385,000	336,996
Mizuho Bank, Ltd. TBD 11/06/2022 (T)	195,000	193,538
		983,799
Health care - 0.4%
Alkermes, Inc.
3.500%, 09/18/2019	153,418	152,555
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	319,313	297,493
Community Health Systems, Inc.
3.750%, 12/31/2019	52,027	50,856
4.000%, 01/27/2021	95,728	94,053
Endo Luxembourg Finance I Company
SARL
3.750%, 09/26/2022	275,000	269,615
Envision Healthcare Corp.
TBD 10/28/2022 (T)	120,000	119,300
Medpace Holdings, Inc.
4.921%, 04/01/2021	107,925	106,845
MPH Acquisition Holdings LLC
3.750%, 03/31/2021	212,010	206,127
Opal Acquisition, Inc.
5.000%, 11/27/2020	512,194	478,901
Pharmaceutical Product Development LLC
4.250%, 08/18/2022	99,750	97,038
PRA Holdings, Inc.
4.500%, 09/23/2020	404,151	400,615
		2,273,398
Industrials - 0.3%
AFGlobal Corp.
5.000%, 12/19/2019	156,812	54,884
DTZ Holdings PLC
4.250%, 11/04/2021	124,688	122,661
Fly Funding II SARL
3.500%, 08/09/2019	198,000	196,391
Gardner Denver, Inc.
4.250%, 07/30/2020	539,000	491,568
RBS Global, Inc.
4.000%, 08/21/2020	539,000	526,199
The Kenan Advantage Group, Inc.
4.000%, 07/31/2022	65,000	64,458
4.000%, 07/31/2022	20,000	19,833
TransDigm, Inc.
3.500%, 05/14/2022	597,144	579,790
		2,055,784
Information technology - 0.6%
Avago Technologies Cayman, Ltd.
TBD 11/06/2022 (T)	245,000	242,167
3.750%, 05/06/2021	171,703	170,988
CDW LLC
3.250%, 04/29/2020	593,911	571,533
First Data Corp.
3.712%, 03/24/2018	475,000	470,250
3.962%, 07/08/2022	330,000	325,256
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	416,513	415,732
Kronos, Inc.
4.500%, 10/30/2019	112,499	111,726
NXP Funding LLC TBD 10/30/2020 (T)	150,000	149,100
SS&C European Holdings SARL
3.750%, 07/08/2022	22,195	22,140
SS&C Technologies, Inc.
3.750%, 07/08/2022	152,088	151,708
TransFirst, Inc.
4.750%, 11/12/2021	104,213	103,536
Zayo Group LLC
3.750%, 05/06/2021	603,649	596,750
		3,330,886
Materials - 0.3%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	733,950	724,674
Coveris Holdings SA
4.500%, 05/08/2019	245,950	243,491
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/30/2019	418,401	341,146
Minerals Technologies, Inc.
3.750%, 05/09/2021	104,720	104,022
Quikrete Holdings, Inc.
4.000%, 09/28/2020	297,950	295,840
The Chemours Company
3.750%, 05/12/2022	54,863	50,656
Univar USA, Inc.
4.250%, 07/01/2022	165,000	160,080
		1,919,909

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Telecommunication services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	$880,000	$821,700
Level 3 Financing, Inc.
3.500%, 05/31/2022	515,000	510,236
4.000%, 01/15/2020	295,000	294,484
		1,626,420
TOTAL TERM LOANS (Cost $22,693,417)		$21,596,811

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.9%
Commercial and residential - 12.1%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.481%, 01/25/2036 (P)	145,997	120,559
Series 2005-10, Class 6A21,
0.721%, 01/25/2036 (P)	217,261	188,026
Series 2005-9, Class 5A1,
0.491%, 11/25/2035 (P)	122,773	111,824
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.541%, 11/25/2035 (P)	224,676	185,085
Series 2006-12CB, Class A8,
6.000%, 05/25/2036	297,288	253,500
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	270,656	227,673
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	425,914	294,768
Series 2007-OA3, Class 1A1,
0.361%, 04/25/2047 (P)	179,969	150,995
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.411%, 09/25/2046 (P)	179,170	126,951
Series 2006-3, Class 2A11,
1.184%, 10/25/2046 (P)	184,333	131,591
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.935%, 02/10/2051 (P)	812,201	854,222
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.397%, 10/20/2036 (P)	206,799	160,509
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	492,457
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	460,081
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.391%, 01/25/2037 (P)	344,820	276,414
Bear Stearns Alt-A Trust
Series 2005-10, Class 11A1,
0.721%, 01/25/2036 (P)	429,318	338,265
Series 2005-7, CLass 21A1,
2.760%, 09/25/2035 (P)	252,330	232,519
Series 2005-9, Class 11A1,
0.741%, 11/25/2035 (P)	266,718	220,917
Series 2006-3, Class 1A1,
0.601%, 05/25/2036 (P)	147,218	120,850
Series 2006-4, Class 11A1,
0.541%, 08/25/2036 (P)	181,913	134,001
Bear Stearns ARM Trust, Series 2007-4,
Class 22A1 4.804%, 06/25/2047 (P)	251,085	223,411
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.912%, 06/11/2040 (P)	324,254	336,000
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	411,740	427,095
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.401%, 10/25/2036 (P)	178,316	147,429
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	372,397
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
0.877%, 03/25/2035 (P)	160,668	130,353
Series 2007-12, Class A9,
5.750%, 08/25/2037	224,142	210,288
Series 2007-HY1, Class 1A1,
2.625%, 04/25/2037 (P)	351,937	329,691
Series 2007-HY4, Class 1A1,
2.722%, 09/25/2047 (P)	397,703	356,028
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.350%, 12/10/2049 (P)	327,710	346,103
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	1,040,046	1,133,812
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	1,060,000	1,134,645
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	535,000	568,342
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	530,000	556,568
Series 2014-GC23, Class XA IO,
1.284%, 07/10/2047	4,725,083	325,521
Series 2015-GC29, Class AA IO,
1.314%, 04/10/2048	4,011,527	300,418
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.545%, 01/15/2046 (P)	41,877	41,825
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	1,297,967	1,326,559
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.228%, 12/10/2049 (P)	753,567	779,892
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG), Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	1,060,000	1,080,014
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	1,900,000	1,901,032
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	550,000	588,998
Series 2013-CR9, Class A4,
4.376%, 07/10/2045 (P)	1,270,110	1,378,913
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	680,757
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	530,000	560,901
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	840,000	879,831

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG) (continued)
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	$755,000	$778,463
Series 2015-CR26, Class A4,
3.630%, 10/10/2048	1,145,000	1,169,182
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2006-C7, Class A4,
5.961%, 06/10/2046 (P)	251,658	253,566
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	382,777
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	425,000	450,984
Commercial Mortgage Trust (Deutsche
Bank AG/UBS), Series 2014-UBS2,
Class A5 3.961%, 03/10/2047	615,000	649,264
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%, 09/15/2039	339,596	345,014
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	7,637	7,634
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class XA IO,
1.046%, 06/15/2057	10,961,857	636,483
Series 2015-C3, Class A4,
3.718%, 08/15/2048	1,422,000	1,464,595
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.371%, 03/25/2037 (P)	166,742	120,862
DSLA Mortgage Loan Trust,
Series 2006-AR1, Class 1A1A
1.141%, 03/19/2046 (P)	98,686	73,994
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.416%, 09/25/2043 (P)(S)	690,000	765,636
Series 2012-K706, Class B,
4.167%, 11/25/2044 (P)(S)	500,000	521,410
Series 2014-K503, Class B,
3.079%, 10/25/2047 (P)(S)	695,000	702,185
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	82,642	89,896
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.079%, 09/19/2035 (P)	93,951	86,936
Series 2006-AR1, Class 1A1,
3.077%, 04/19/2036 (P)	533,618	480,336
GS Mortgage Securities Trust
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	334,718
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	862,800
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	860,000	902,829
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	535,000	567,009
GSR Mortgage Loan Trust
Series 2005-AR5, Class 2A3,
2.756%, 10/25/2035 (P)	156,380	138,507
Series 2006-AR1, Class 2A1,
2.779%, 01/25/2036 (P)	26,269	24,372
Series 2006-AR1, Class 2A4,
2.779%, 01/25/2036 (P)	129,883	118,976
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A,
0.903%, 01/19/2035 (P)	30,546	20,586
Series 2005-8, Class 1A2A,
0.533%, 09/19/2035 (P)	106,030	83,712
Series 2006-1, Class 2A1A,
0.443%, 03/19/2036 (P)	274,742	196,511
Series 2006-12, Class 2A13,
0.443%, 12/19/2036 (P)	668,111	463,444
Series 2006-12, Class 2A2A,
0.393%, 01/19/2038 (P)	94,423	77,591
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,115,000	1,113,783
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.825%, 12/25/2036 (P)	280,129	246,090
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.663%, 08/25/2035 (P)	136,457	108,739
Series 2005-AR14, Class 1A1A,
0.501%, 07/25/2035 (P)	68,335	56,225
Series 2006-AR27, Class 2A2,
0.421%, 10/25/2036 (P)	71,199	57,194
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	530,000	560,579
Series 2014-C21, Class A5,
3.775%, 08/15/2047	435,000	452,246
Series 2014-C22, Class A4,
3.801%, 09/15/2047	1,365,000	1,422,581
Series 2013-C17, Class A4,
4.199%, 01/15/2047	340,000	366,158
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.883%, 02/12/2049 (P)	790,345	821,294
Series 2008-C2, Series A4,
6.068%, 02/12/2051	734,166	780,601
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	665,000	665,925
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	624,129	652,975
Series 2013-C16, Class A4,
4.166%, 12/15/2046	700,000	752,118
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,463,868	1,497,062
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.664%, 05/25/2036 (P)	177,506	157,559
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	642,642	663,879
Series 2006-C4, Class A4,
6.016%, 06/15/2038 (P)	1,192,283	1,206,555
Series 2007-C2, Class A3,
5.430%, 02/15/2040	402,266	415,611

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Lehman XS Trust, Series 2006-16N,
Class A4A 0.411%, 11/25/2046 (P)	$386,751	$302,607
LSTAR Securities Investment
Series 2015-4, Class A1,
2.193%, 04/01/2020 (P)(S)	1,432,874	1,406,682
Series 2015-9, Class A1,
2.193%, 10/01/2020 (P)(S)	1,688,188	1,658,645
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.694%, 07/25/2035 (P)	428,832	346,452
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.862%, 05/12/2039 (P)	794,431	797,682
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	961,673	987,655
Series 2007-7, Class A4,
5.810%, 06/12/2050 (P)	723,094	754,851
Series 2007-9, Class A4,
5.700%, 09/12/2049	591,909	617,090
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	190,000	202,557
Series 2014-C17, Class A5,
3.741%, 08/15/2047	1,040,000	1,082,609
Series 2014-C19, Class XA IO,
1.310%, 12/15/2047	3,023,241	198,901
Series 2015-C22, Class A4,
3.306%, 04/15/2048	1,158,000	1,153,932
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	1,062,070	1,082,936
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	810,045	839,925
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	485,071	510,499
Series 2007-T27, Class A4,
5.821%, 06/11/2042 (P)	187,069	196,659
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	810,000	836,633
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 3A1
3.082%, 05/25/2036 (P)	121,209	87,092
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2006-AF1, Class 3A1
3.516%, 06/25/2036 (P)	59,552	44,539
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	455,947
RALI Series Trust
Series 06-QO7, Class 1A1,
1.044%, 09/25/2046 (P)	390,219	274,903
Series 2005-QS17, Class A9,
6.000%, 12/25/2035	151,323	132,021
Series 2007-QH9, Class A1,
1.520%, 11/25/2037 (P)	266,618	166,798
RBSGC Mortgage Loan Trust,
Series 2007-A, Class 2A4
6.250%, 01/25/2037	26,832	24,500
RFMSI Series Trust, Series 2005-SA3,
Class 1A 2.866%, 08/25/2035 (P)	229,127	173,776
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.658%, 07/20/2037 (P)	38,835	33,368
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	791,826
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.521%, 09/25/2034 (P)	46,066	39,784
Towd Point Mortgage Trust,
Series 2015-4, Class A1B
2.750%, 04/25/2055 (P)(S)	674,375	674,366
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	605,000	613,712
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D,
4.242%, 05/15/2048 (P)	80,000	66,084
Series 2015-NXS1, Class XA IO,
1.345%, 05/15/2048	4,067,322	303,903
Series 2015-NXS3, Class XA IO,
1.345%, 09/15/2057	9,222,876	671,413
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.738%, 10/25/2035 (P)	325,000	311,599
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	435,000	454,663
Series 2006-AR16, Class A1,
2.736%, 10/25/2036 (P)	309,037	292,662
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	463,516
Series 2014-C19, Class A5,
4.101%, 03/15/2047	420,000	450,192
Series 2014-C20, Class A5,
3.995%, 05/15/2047	1,015,000	1,075,711
Series 2014-C21, Class A5,
3.678%, 08/15/2047	630,000	652,705
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	1,015,000	1,081,485
		68,278,356
U.S. Government Agency - 1.8%
Federal Home Loan Mortgage Corp.
Series 2014-DN1, Class M2,
2.421%, 02/25/2024 (P)	595,000	596,025
Series 2014-DN2, Class M2,
1.871%, 04/25/2024 (P)	660,000	652,737
Series 2014-DN4, Class M2,
2.621%, 10/25/2024 (P)	395,000	398,955
Series 2014-HQ1, Class M2,
2.721%, 08/25/2024 (P)	700,000	707,597
Series 2015-DN1, Class M2,
2.621%, 01/25/2025 (P)	550,000	557,237
Series 2015-DNA1, Class M2,
2.071%, 10/25/2027 (P)	450,000	444,913
Series 2015-DNA2, Class M2,
2.821%, 12/25/2027 (P)	2,220,000	2,219,998
Series 2015-DNA3, Class M2,
3.045%, 04/25/2028 (P)	2,655,000	2,674,428

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2015-HQA1, Class M2,
2.871%, 03/25/2028 (P)	$1,080,000	$1,078,653
Series 2895, Class EK,
4.000%, 11/15/2019	27,445	28,343
Federal National Mortgage Association
Series 2014-04, Class 1M2,
5.121%, 11/25/2024 (P)	160,000	160,983
Series 2014-C02, Class 2M2,
2.821%, 05/25/2024 (P)	70,000	62,640
Series 2014-C03, Class 1M2,
3.221%, 07/25/2024 (P)	375,000	342,237
Series 2014-C03, Class 2M2,
3.121%, 07/25/2024 (P)	275,000	250,406
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.053%, 09/16/2035	21,537	4,123
		10,179,275
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $79,728,925)		$78,457,631

ASSET BACKED SECURITIES - 16.3%
American Credit Acceptance
Receivables Trust, Series 2013-1,
Class A 1.450%, 04/16/2018 (S)	5,914	5,914
AMMC CLO XIV, Ltd., Series 2014-14A,
Class A2L 2.370%, 07/27/2026 (P)(S)	360,000	353,619
Apidos CLO IX, Series 2012-9AR,
Class BR 2.171%, 07/15/2023 (P)(S)	470,000	465,531
Apidos CLO XVII
Series 2014-17A, Class A1A,
1.815%, 04/17/2026 (P)(S)	2,250,000	2,237,972
Series 2014-17A, Class A2A,
2.365%, 04/17/2026 (P)(S)	2,340,000	2,298,594
Apidos CLO XX, Series 2015-20A,
Class A1 1.867%, 01/16/2027 (P)(S)	1,280,000	1,274,496
Apidos CLO XXI, Series 2015-21A,
Class A1 1.707%, 07/18/2027 (P)(S)	2,255,000	2,228,267
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
1.867%, 07/16/2026 (P)(S)	485,000	481,865
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class A
1.861%, 10/15/2026 (P)(S)	1,275,000	1,265,565
Atrium XI, Series 2011-A, Class B
2.466%, 10/23/2025 (P)(S)	390,000	387,834
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
1.840%, 04/25/2026 (P)(S)	1,705,000	1,693,721
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
1.732%, 08/05/2027 (P)(S)	2,345,000	2,303,377
Babson CLO, Ltd., Series 2015-IA,
Class A 1.747%, 04/20/2027 (P)(S)	2,270,000	2,249,425
BlueMountain CLO, Series 2015-3A,
Class A1 1.813%, 10/20/2027 (P)(S)	2,050,000	2,033,584
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	162,542	160,958
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.117%, 04/20/2022 (P)(S)	660,000	653,625
Series 2014-4, Class B,
2.771%, 10/15/2026 (P)(S)	570,000	570,988
Series 2014-4A, Class A1,
1.821%, 10/15/2026 (P)(S)	780,000	774,592
Series 2015-2A, Class A1,
1.793%, 04/27/2027 (P)(S)	1,435,000	1,423,069
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.622%, 01/30/2025 (P)(S)	1,210,000	1,198,085
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 1.813%, 07/27/2026 (P)(S)	1,120,000	1,111,270
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 1.824%, 11/07/2026 (P)(S)	810,000	802,280
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
1.805%, 04/17/2026 (P)(S)	1,420,000	1,407,274
Series 2015-23A, Class A2A,
2.365%, 04/17/2026 (P)(S)	570,000	564,897
CIFC Funding, Ltd.
Series 2012-2A, Class A1R,
1.682%, 12/05/2024 (P)(S)	1,755,000	1,748,057
Series 2014-2A, Class A1L,
1.862%, 05/24/2026 (P)(S)	1,755,000	1,739,556
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A
2.820%, 03/15/2021 (S)	244,261	244,942
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	102,300	101,853
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	119,192	118,920
Credit Acceptance Auto Loan Trust
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	155,467	155,394
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	521,312	520,737
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	1,015,000	1,012,154
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	1,060,000	1,057,168
Dryden Senior Loan Fund
Series 2012-24RA, Class AR,
1.652%, 11/15/2023 (P)(S)	1,615,000	1,607,006
Series 2015-38A, Class A,
1.751%, 07/15/2027 (P)(S)	1,235,000	1,223,004
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	165,000	165,173
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	335,421	335,805
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	325,000	324,316
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	1,070,000	1,066,003
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	290,000	289,617
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	138,009	137,597
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	190,144
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 1.870%, 01/24/2027 (P)(S)	1,630,000	1,618,101

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.421%, 07/15/2026 (P)(S)	$920,000	$905,850
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	170,000	169,997
Green Tree Agency Advance Fund,
Series 2015-T2, Class AT2
3.095%, 10/15/2048 (S)	760,000	755,235
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036	733,423	407,698
Series 2006-17, Class A2,
0.401%, 11/25/2036 (P)	82,385	41,788
Series 2006-20, Class 2A1A,
0.271%, 12/25/2046 (P)	662,151	435,693
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	280,877	151,163
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035	430,000	405,031
Series 2007-3, Class 1A2,
0.391%, 03/25/2047 (P)	729,720	364,981
Series 2007-6, Class 1A2,
0.441%, 05/25/2047 (P)	118,126	83,710
GSAMP Trust, Series 2007-FM2,
Class A2B 0.311%, 01/25/2037 (P)	584,129	349,399
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
1.784%, 05/05/2027 (P)(S)	905,000	892,602
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	376,338
ING IM CLO, Ltd., Series 2012-1RA,
Class A2R 2.186%, 03/14/2022 (P)(S)	915,000	914,934
LCM X LP, Series 10AR, Class BR
2.221%, 04/15/2022 (P)(S)	775,000	770,599
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.467%, 07/20/2026 (P)(S)	920,000	917,706
Madison Park Funding, Ltd.,
Series 2013-11A, Class A1A
1.596%, 10/23/2025 (P)(S)	1,445,003	1,421,182
Magnetite CLO, Ltd., Series 2012-7A,
Class C 4.821%, 01/15/2025 (P)(S)	1,250,000	1,248,498
Magnetite IX, Ltd., Series 2014-9A,
Class A1 1.740%, 07/25/2026 (P)(S)	1,765,000	1,747,978
Magnetite VIII, Ltd., Series 2014-8A,
Class A 1.801%, 04/15/2026 (P)(S)	1,255,000	1,249,386
Magnetite XII, Ltd., Series 2015-12A,
Class A 1.821%, 04/15/2027 (P)(S)	1,015,000	1,004,952
Marine Park CLO, Ltd., Series 2012-1A,
Class A1AR 1.644%, 10/12/2023 (P)(S)	1,515,000	1,508,376
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.451%, 04/25/2037 (P)	500,000	341,976
NRZ Advance Receivables Trust Advance
Receivables Backed 201,
Series 2015-T2, Class AT2
3.302%, 08/17/2048 (S)	4,005,000	4,000,073
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
1.912%, 02/15/2026 (P)(S)	1,425,000	1,410,412
OCP CLO, Ltd., Series 2015-8A,
Class A1 1.845%, 04/17/2027 (P)(S)	2,005,000	1,980,950
Ocwen Master Advance Receivables Trust,
Series 2015-1, AT1
2.537%, 09/17/2046 (S)	1,210,000	1,210,000
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
1.753%, 11/20/2023 (P)(S)	1,105,000	1,099,192
OHA Credit Partners VIII, Ltd.,
Series 2013-8A, Class A
1.437%, 04/20/2025 (P)(S)	1,655,000	1,620,852
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 1.862%, 02/15/2027 (P)(S)	1,695,000	1,683,213
OZLM XII, Ltd., Series 2015-12A,
Class A1 1.726%, 04/30/2027 (P)(S)	1,950,000	1,928,195
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	419,598	421,198
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 1.831%, 04/15/2027 (P)(S)	1,710,000	1,693,784
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF5
5.909%, 04/25/2037	101,212	55,773
Santander Drive Auto Receivables Trust
Series 2013-5, Class B,
1.550%, 10/15/2018	835,000	835,939
Series 2013-5, Class C,
2.250%, 06/17/2019	155,000	155,862
Series 2014-1, Class C,
2.360%, 04/15/2020	805,000	806,699
Series 2014-4, Class B,
1.820%, 05/15/2019	250,000	250,532
Series 2015-2, Class B,
1.830%, 01/15/2020	1,400,000	1,400,271
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.311%, 07/25/2036 (P)	239,347	115,112
Seneca Park CLO, Ltd., Series 2014-1A,
Class A 1.795%, 07/17/2026 (P)(S)	340,000	338,381
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
1.662%, 01/21/2026 (P)(S)	1,176,000	1,159,614
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
1.851%, 04/15/2027 (P)(S)	1,385,000	1,365,240
Soundview Home Loan Trust
Series 2006-3, Class A4,
0.471%, 11/25/2036 (P)	245,000	168,539
Series 2007-OPT2, Class 2A3,
0.401%, 07/25/2037 (P)	55,000	34,694
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	711,496	713,131
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	945,000	944,085
Symphony CLO, Ltd., Series 2012-10AR,
Class AR 1.586%, 07/23/2023 (P)(S)	465,000	462,754
Treman Park CLO LLC, Series 2015-1A,
Class A 1.817%, 04/20/2027 (P)(S)	1,425,000	1,413,164
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR 1.662%, 11/14/2022 (P)(S)	2,060,000	2,050,852
Venture XXI CLO, Ltd., Series 2015-21A,
Class A 1.773%, 07/15/2027 (P)(S)	1,765,000	1,753,323

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Voya CLO, Ltd.
Series 2015-1A, Class A1,
1.795%, 04/18/2027 (P)(S)	$1,335,000	$1,321,809
Series 2015-1A, Class A2,
2.415%, 04/18/2027 (P)(S)	475,000	463,676
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	1,115,000	1,113,857
TOTAL ASSET BACKED SECURITIES (Cost $92,531,942)		$92,038,597

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 2.700% and pay a floating rate based
on 1-year LIBOR (Expiration Date:
11/10/2016; Strike Rate: 2.700%;
Counterparty: Goldman Sachs
& Company) (I)	16,950,000	242,378
TOTAL PURCHASED OPTIONS (Cost $343,238)		$242,378

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	42,277	422,998
TOTAL SECURITIES LENDING
COLLATERAL (Cost $423,011)		$422,998

SHORT-TERM INVESTMENTS - 10.7%
Repurchase agreement - 10.7%
BNP Paribas Tri-Party Repurchase
Agreement dated 11/30/2015 at 0.140%
to be repurchased at $22,100,086 on
12/01/2015, collateralized by
$10,028,136 Federal Home Loan
Mortgage Corp., 2.500% - 6.500% due
09/01/2019 to 11/01/2045 (valued at
$10,457,789, including interest),
$9,020,235 Federal National Mortgage
Association, 2.500% - 6.500% due
01/01/2026 to 11/01/2045 (valued at
$9,743,212, including interest),
$1,081,878 Government National
Mortgage Association, 3.000% - 6.000%
due 08/15/2036 to 02/15/2045 (valued
at $1,152,050, including interest) and
$860,130 U.S. Treasury Inflation
Indexed Bonds, 3.375% due 04/15/2032
(valued at $1,188,950,
including interest)	$22,100,000	$22,100,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 11/30/2015 at 0.100%
to be repurchased at $13,200,037 on
12/01/2015, collateralized by
$4,716,770 Government National
Mortgage Association, 3.500% - 4.500%
due 08/20/2045 to 06/15/2057 (valued
at $5,136,833, including interest) and
$8,019,728 Federal National Mortgage
Association, 3.500% due 01/01/2045
(valued at $8,327,168,
including interest)	13,200,000	13,200,000
Societe Generale SA Tri-Party Repurchase
Agreement dated 11/30/2015 at 0.110%
to be repurchased at $25,400,078 on
12/01/2015, collateralized by
$25,013,000 U.S. Treasury Notes,
2.000% - 2.625% due 11/15/2020 to
05/31/2021 (valued at $25,825,490,
including interest), $56,600
U.S. Treasury Bonds, 6.750% due
08/15/2026 (valued at $81,819,
including interest) and $732
Government National Mortgage
Association, 1.750% - 4.000% due
06/20/2026 to 05/20/2043 (valued at
$780, including interest)	25,400,000	25,400,000
		60,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $60,700,000)		$60,700,000
Total Investments (Investment Quality Bond Fund)
(Cost $693,781,431) - 121.2%		$686,029,618
Other assets and liabilities, net - (21.2%)		(120,102,560)
TOTAL NET ASSETS - 100.0%		$565,927,058

Lifestyle II Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.3%
Equity - 67.3%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	3,282,122	$43,914,791
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $44,458,703)		$43,914,791

UNAFFILIATED INVESTMENT COMPANIES - 32.7%
Exchange-traded funds - 32.7%
Financial Select Sector SPDR Fund	61,946	1,521,394
iShares MSCI USA Minimum Volatility ETF	85,195	3,567,115
Vanguard Dividend Appreciation ETF	30,102	2,375,650
Vanguard Energy ETF	8,648	815,160
Vanguard FTSE Developed Markets ETF	38,125	1,439,219
Vanguard FTSE Emerging Markets ETF	69,771	2,375,005
Vanguard Health Care ETF	4,903	646,264
Vanguard Information Technology ETF	14,651	1,637,542
Vanguard Materials ETF	2,746	272,925
Vanguard Mid-Cap ETF	20,347	2,523,231
Vanguard REIT ETF	8,235	653,777
Vanguard S&P 500 ETF	13,171	2,519,744
Vanguard Small-Cap ETF	8,420	977,815
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $21,556,866)		$21,324,841

SHORT-TERM INVESTMENTS - 0.9%

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle II Aggressive Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	619,188	$619,188
TOTAL SHORT-TERM INVESTMENTS (Cost $619,188)		$619,188
Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $66,634,757) - 100.9%		$65,858,820
Other assets and liabilities, net - (0.9%)		(568,704)
TOTAL NET ASSETS - 100.0%		$65,290,116

Lifestyle II Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.7%
Equity - 41.7%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	6,598,898	$88,293,259
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $88,087,742)		$88,293,259

UNAFFILIATED INVESTMENT COMPANIES - 58.1%
Exchange-traded funds - 58.1%
Financial Select Sector SPDR Fund	141,527	3,475,903
iShares iBoxx $ Investment Grade Corporate
Bond ETF	67,210	7,790,311
iShares J.P. Morgan USD Emerging Markets
Bond ETF	26,270	2,847,405
iShares MSCI USA Minimum Volatility ETF	282,911	11,845,484
iShares TIPS Bond ETF	12,013	1,331,040
PowerShares Senior Loan Portfolio	517,248	11,736,357
SPDR Barclays High Yield Bond ETF	478,207	16,909,400
Vanguard Dividend Appreciation ETF	99,959	7,888,764
Vanguard Energy ETF	21,587	2,034,791
Vanguard FTSE Developed Markets ETF	37,001	1,396,788
Vanguard FTSE Emerging Markets ETF	54,662	1,860,694
Vanguard Health Care ETF	13,453	1,773,240
Vanguard Information Technology ETF	34,999	3,911,838
Vanguard Intermediate-Term Bond ETF	73,817	6,214,653
Vanguard Intermediate-Term Corporate
Bond ETF	206,863	17,622,659
Vanguard Materials ETF	6,801	675,951
Vanguard Mid-Cap ETF	33,565	4,162,396
Vanguard REIT ETF	33,041	2,623,125
Vanguard Short-Term Inflation-Protected
Securities ETF	27,530	1,330,525
Vanguard Small-Cap ETF	7,610	883,749
Vanguard Total Bond Market ETF	179,755	14,614,082
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $124,395,935)		$122,929,155

SHORT-TERM INVESTMENTS - 0.9%
Money market funds - 0.9%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,970,653	1,970,653
TOTAL SHORT-TERM INVESTMENTS (Cost $1,970,653)		$1,970,653
Total Investments (Lifestyle II Balanced Portfolio)
(Cost $214,454,330) - 100.7%		$213,193,067
Other assets and liabilities, net - (0.7%)		(1,414,583)
TOTAL NET ASSETS - 100.0%		$211,778,484

Lifestyle II Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 14.7%
Equity - 14.7%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	424,739	$5,683,007
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $5,649,553)		$5,683,007

UNAFFILIATED INVESTMENT COMPANIES - 84.6%
Exchange-traded funds - 84.6%
iShares iBoxx $ Investment Grade Corporate
Bond ETF	28,926	3,352,813
iShares J.P. Morgan USD Emerging Markets
Bond ETF	8,693	942,234
iShares MSCI USA Minimum Volatility ETF	34,187	1,431,410
iShares TIPS Bond ETF	5,021	556,327
PowerShares Senior Loan Portfolio	159,363	3,615,946
SPDR Barclays High Yield Bond ETF	102,935	3,639,782
Vanguard Dividend Appreciation ETF	12,109	955,642
Vanguard Energy ETF	1,142	107,645
Vanguard Intermediate-Term Bond ETF	32,568	2,741,900
Vanguard Intermediate-Term Corporate
Bond ETF	91,477	7,792,926
Vanguard Materials ETF	463	46,018
Vanguard Mid-Cap ETF	712	88,295
Vanguard REIT ETF	4,783	379,722
Vanguard Short-Term Inflation-Protected
Securities ETF	11,506	556,085
Vanguard Total Bond Market ETF	78,534	6,384,814
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $33,146,108)		$32,591,559
Total Investments (Lifestyle II Conservative Portfolio)
(Cost $38,795,661) - 99.3%		$38,274,566
Other assets and liabilities, net - 0.7%		269,324
TOTAL NET ASSETS - 100.0%		$38,543,890

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle II Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 55.2%
Equity - 55.2%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	6,409,229	$85,755,486
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $86,788,593)		$85,755,486

UNAFFILIATED INVESTMENT COMPANIES - 44.7%
Exchange-traded funds - 44.7%
Financial Select Sector SPDR Fund	125,340	3,078,350
iShares iBoxx $ Investment Grade Corporate
Bond ETF	21,299	2,468,767
iShares J.P. Morgan USD Emerging Markets
Bond ETF	14,532	1,575,123
iShares MSCI USA Minimum Volatility ETF	224,121	9,383,946
iShares TIPS Bond ETF	5,501	609,511
PowerShares Senior Loan Portfolio	190,352	4,319,087
SPDR Barclays High Yield Bond ETF	172,325	6,093,412
Vanguard Dividend Appreciation ETF	79,219	6,251,963
Vanguard Energy ETF	17,369	1,637,202
Vanguard FTSE Developed Markets ETF	31,387	1,184,859
Vanguard FTSE Emerging Markets ETF	89,192	3,036,096
Vanguard Health Care ETF	11,058	1,457,555
Vanguard Information Technology ETF	29,218	3,265,696
Vanguard Intermediate-Term Bond ETF	23,712	1,996,313
Vanguard Intermediate-Term Corporate
Bond ETF	66,686	5,680,980
Vanguard Materials ETF	5,472	543,862
Vanguard Mid-Cap ETF	38,352	4,756,032
Vanguard REIT ETF	19,494	1,547,629
Vanguard S&P 500 ETF	23,722	4,538,256
Vanguard Short-Term Inflation-Protected
Securities ETF	12,608	609,345
Vanguard Small-Cap ETF	7,093	823,710
Vanguard Total Bond Market ETF	57,353	4,662,799
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $70,479,272)		$69,520,493

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government
Money Market Fund, 0.000% (Y)	819,748	$819,748
TOTAL SHORT-TERM INVESTMENTS (Cost $819,748)		$819,748
Total Investments (Lifestyle II Growth Portfolio)
(Cost $158,087,613) - 100.4%		$156,095,727
Other assets and liabilities, net - (0.4%)		(584,172)
TOTAL NET ASSETS - 100.0%		$155,511,555

Lifestyle II Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 27.5%
Equity - 27.5%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	1,132,040	$15,146,697
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $15,342,385)		$15,146,697

UNAFFILIATED INVESTMENT COMPANIES - 72.4%
Exchange-traded funds - 72.4%
iShares iBoxx $ Investment Grade Corporate
Bond ETF	28,887	3,348,292
iShares J.P. Morgan USD Emerging Markets
Bond ETF	9,473	1,026,778
iShares MSCI USA Minimum Volatility ETF	73,159	3,063,167
iShares TIPS Bond ETF	3,720	412,176
PowerShares Senior Loan Portfolio	197,391	4,478,802
SPDR Barclays High Yield Bond ETF	159,388	5,635,960
Vanguard Dividend Appreciation ETF	25,873	2,041,897
Vanguard Energy ETF	3,432	323,500
Vanguard FTSE Developed Markets ETF	6,334	239,109
Vanguard FTSE Emerging Markets ETF	6,681	227,421
Vanguard Intermediate-Term Bond ETF	32,516	2,737,522
Vanguard Intermediate-Term Corporate
Bond ETF	91,133	7,763,620
Vanguard Materials ETF	1,087	108,037
Vanguard Mid-Cap ETF	5,401	669,778
Vanguard REIT ETF	6,956	552,237
Vanguard S&P 500 ETF	2,323	444,413
Vanguard Short-Term Inflation-Protected
Securities ETF	8,526	412,062
Vanguard Small-Cap ETF	698	81,059
Vanguard Total Bond Market ETF	78,294	6,365,302
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $40,801,316)		$39,931,132

SHORT-TERM INVESTMENTS - 0.6%
Money market funds - 0.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	354,899	$354,899
TOTAL SHORT-TERM INVESTMENTS (Cost $354,899)		$354,899
Total Investments (Lifestyle II Moderate Portfolio)
(Cost $56,498,600) - 100.5%		$55,432,728
Other assets and liabilities, net - (0.5%)		(302,099)
TOTAL NET ASSETS - 100.0%		$55,130,629

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 85.3%
Consumer discretionary - 15.6%
Automobiles - 1.0%
Tesla Motors, Inc. (I)(L)	68,643	$15,805,735
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	52,540	2,403,968
Hotels, restaurants and leisure - 7.0%
Diamond Resorts International, Inc. (I)(L)	1,020,296	28,680,521
Hilton Worldwide Holdings, Inc.	675,223	15,678,678
Jack in the Box, Inc.	216,478	16,049,679
Panera Bread Company, Class A (I)	173,675	31,574,115
Wyndham Worldwide Corp.	257,705	19,564,964
		111,547,957
Household durables - 2.7%
Harman International Industries, Inc.	206,886	21,342,360

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Jarden Corp. (I)	448,606	$20,940,928
		42,283,288
Media - 1.4%
IMAX Corp. (I)(L)	588,083	22,276,584
Specialty retail - 0.9%
Advance Auto Parts, Inc.	88,497	14,401,117
Jand, Inc., Class A (I)(R)	49,365	566,972
		14,968,089
Textiles, apparel and luxury goods - 2.5%
Kate Spade & Company (I)	801,488	16,061,820
Samsonite International SA	7,994,700	23,655,649
		39,717,469
		249,003,090
Consumer staples - 4.3%
Beverages - 3.1%
Monster Beverage Corp. (I)	318,933	49,310,231
Food products - 1.2%
Nomad Foods, Ltd. (I)	1,554,487	19,265,390
		68,575,621
Energy - 2.2%
Oil, gas and consumable fuels - 2.2%
Concho Resources, Inc. (I)	66,851	7,316,173
Diamondback Energy, Inc. (I)	121,226	9,458,053
Energen Corp.	153,557	9,104,395
Pioneer Natural Resources Company	66,559	9,634,415
		35,513,036
		35,513,036
Financials - 8.4%
Banks - 1.2%
Citizens Financial Group, Inc.	728,713	19,405,627
Capital markets - 2.8%
Julius Baer Group, Ltd. (I)	306,320	14,644,137
Northern Trust Corp.	400,826	30,037,900
		44,682,037
Consumer finance - 0.4%
LendingClub Corp. (I)(L)	474,676	5,705,606
Diversified financial services - 1.0%
Double Eagle Acquisition Corp. (I)	778,240	7,782,400
McGraw Hill Financial, Inc.	86,500	8,344,655
		16,127,055
Real estate investment trusts - 1.4%
Equinix, Inc.	76,577	22,705,081
Real estate management and development - 1.6%
CBRE Group, Inc., Class A (I)	637,375	23,882,441
WeWork Companies, Inc., Class A (I)(R)	35,488	1,167,200
		25,049,641
		133,675,047
Health care - 24.2%
Biotechnology - 2.7%
Alnylam Pharmaceuticals, Inc. (I)	69,870	7,270,672
Incyte Corp. (I)	99,050	11,315,472
Isis Pharmaceuticals, Inc. (I)	126,109	7,697,693
Regeneron Pharmaceuticals, Inc. (I)	30,063	16,369,304
		42,653,141
Health care equipment and supplies - 9.2%
Becton, Dickinson and Company	202,196	30,379,949
Boston Scientific Corp. (I)	1,423,810	26,027,247
ConforMIS, Inc. (I)	186,116	3,912,598
DexCom, Inc. (I)	154,788	13,160,076
HeartWare International, Inc. (I)	244,169	11,685,928
Hologic, Inc. (I)	730,011	29,455,944
Insulet Corp. (I)	425,175	15,557,153
Intuitive Surgical, Inc. (I)	30,875	16,055,618
		146,234,513
Health care technology - 5.2%
athenahealth, Inc. (I)(L)	134,742	22,602,971
Cerner Corp. (I)	543,722	32,405,831
Veeva Systems, Inc., Class A (I)	946,286	27,309,814
		82,318,616
Life sciences tools and services - 0.8%
Illumina, Inc. (I)	73,988	13,606,393
Pharmaceuticals - 6.3%
Allergan PLC (I)	91,691	28,780,888
Eisai Company, Ltd.	270,300	17,540,040
Mylan NV (I)	597,609	30,657,342
Ono Pharmaceutical Company, Ltd.	146,260	23,388,259
		100,366,529
		385,179,192
Industrials - 10.2%
Aerospace and defense - 0.3%
DigitalGlobe, Inc. (I)	297,446	5,026,837
Building products - 1.8%
Fortune Brands Home & Security, Inc.	512,115	28,150,962
Commercial services and supplies - 1.2%
Stericycle, Inc. (I)	151,296	18,264,453
Electrical equipment - 1.2%
AMETEK, Inc.	349,985	19,760,153
Machinery - 1.1%
The Middleby Corp. (I)	159,228	17,521,449
Professional services - 0.0%
Nielsen Holdings PLC	11,568	539,994
Road and rail - 2.4%
Kansas City Southern	247,549	22,507,155
Landstar System, Inc.	253,129	15,800,312
		38,307,467
Trading companies and distributors - 2.2%
AerCap Holdings NV (I)	400,682	18,206,990
Fastenal Company (L)	425,645	17,272,674
		35,479,664
		163,050,979
Information technology - 18.5%
Communications equipment - 2.7%
Arista Networks, Inc. (I)(L)	242,891	17,857,346
Palo Alto Networks, Inc. (I)	135,088	25,307,386
		43,164,732
Electronic equipment, instruments and components - 1.2%
CDW Corp.	435,922	18,818,753
Internet software and services - 4.9%
Akamai Technologies, Inc. (I)	404,069	23,278,415
Apigee Corp. (I)(L)	256,097	1,823,411

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
CoStar Group, Inc. (I)	168,156	$35,184,961
Zillow Group, Inc., Class A (I)(L)	210,101	5,468,929
Zillow Group, Inc., Class C (I)(L)	490,311	12,086,166
		77,841,882
Semiconductors and semiconductor equipment - 1.7%
First Solar, Inc. (I)	160,446	9,066,803
NXP Semiconductors NV (I)	190,950	17,846,187
		26,912,990
Software - 7.5%
DraftKings, Inc. (I)(R)	1,058,252	6,899,803
Guidewire Software, Inc. (I)	254,308	15,088,094
Mobileye NV (I)(L)	213,624	9,314,006
ServiceNow, Inc. (I)	347,922	30,272,693
SS&C Technologies Holdings, Inc.	276,179	19,857,270
Tyler Technologies, Inc. (I)	66,792	11,918,364
Workday, Inc., Class A (I)	320,929	26,864,967
		120,215,197
Technology hardware, storage and peripherals - 0.5%
Pure Storage, Inc., Class A (I)(L)	259,602	3,351,462
Pure Storage, Inc., Class B (I)	368,950	4,502,076
		7,853,538
		294,807,092
Materials - 0.9%
Chemicals - 0.9%
Platform Specialty Products Corp. (I)	1,082,193	13,592,344
Telecommunication services - 1.0%
Wireless telecommunication services - 1.0%
SBA Communications Corp., Class A (I)	155,362	16,337,868
TOTAL COMMON STOCKS (Cost $1,215,533,170)		$1,359,734,269

PREFERRED SECURITIES - 8.2%
Consumer discretionary - 0.4%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	122,593	5,609,243
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	110,231	1,266,036
		6,875,279
Financials - 1.4%
Capital markets - 0.5%
Forward Venture (I)(R)	197,507	8,771,286
Real estate management and development - 0.9%
Redfin Corp. (I)(R)	1,074,553	3,543,553
WeWork Companies, Inc., Series D1 (I)(R)	176,378	5,801,072
WeWork Companies, Inc., Series D2 (I)(R)	138,582	4,557,962
		13,902,587
		22,673,873
Industrials - 0.6%
Electrical equipment - 0.6%
Lithium Technology Corp. (I)(R)	1,672,498	8,563,190
Information technology - 5.8%
Electronic equipment, instruments and components - 0.5%
Veracode, Inc. (I)(R)	254,658	8,556,509
Internet software and services - 3.6%
DocuSign, Inc., Series B (I)(R)	10,938	208,840
DocuSign, Inc., Series B1 (I)(R)	3,276	62,549
DocuSign, Inc., Series D (I)(R)	7,860	150,072
DocuSign, Inc., Series E (I)(R)	203,275	3,881,150
DocuSign, Inc., Series F (I)(R)	29,825	569,452
Lookout, Inc., Series F (I)(R)	341,649	3,044,093
One Kings Lane, Inc. (I)(R)	529,764	7,379,613
Uber Technologies, Inc. (I)(R)	1,059,388	41,993,081
		57,288,850
Software - 1.7%
Birst, Inc., Series F (I)(R)	639,317	3,734,187
Essence Group Holdings Corp. (I)(R)	2,576,993	5,334,376
MarkLogic Corp., Series F (I)(R)	433,540	4,335,400
Nutanix, Inc. (I)(R)	273,945	4,366,683
Pinterest, Inc., Series G (I)(R)	114,145	4,097,287
Zuora, Inc., Series F (I)(R)	1,403,516	5,332,378
		27,200,311
		93,045,670
TOTAL PREFERRED SECURITIES (Cost $90,351,153)		$131,158,012

SECURITIES LENDING COLLATERAL - 7.5%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	11,859,011	118,654,149
TOTAL SECURITIES LENDING
COLLATERAL (Cost $118,652,389)		$118,654,149

SHORT-TERM INVESTMENTS - 7.6%
Repurchase agreement - 7.6%
Societe Generale SA Tri-Party Repurchase
Agreement dated 11/30/2015 at 0.110% to
be repurchased at $121,400,371 on
12/01/2015, collateralized by $36,840,046
U.S. Treasury Notes, 0.625% - 2.625% due
03/15/2017 to 06/30/2022 (valued at
$37,263,482, including interest),
$77,011,000 U.S. Treasury Bonds, 3.500% -
9.000% due 11/15/2018 to 08/15/2043
(valued at $86,400,107, including interest)
and $156,890 Government National
Mortgage Association, 3.500% due
04/20/2043 (valued at $164,473,
including interest)	$121,400,000	$121,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $121,400,000)		$121,400,000
Total Investments (Mid Cap Stock Fund)
(Cost $1,545,936,712) - 108.6%		$1,730,946,430
Other assets and liabilities, net - (8.6%)		(136,474,860)
TOTAL NET ASSETS - 100.0%		$1,594,471,570

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.6%
Consumer discretionary - 12.1%
Diversified consumer services - 0.8%
Strayer Education, Inc. (I)	135,100	$7,996,570
Leisure products - 1.7%
Mattel, Inc.	595,400	14,801,644

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Sankyo Company, Ltd.	37,200	$1,472,582
		16,274,226
Media - 6.4%
Cablevision Systems Corp., Class A	349,200	10,650,600
News Corp., Class A	1,065,600	15,291,360
Pearson PLC	435,314	5,418,524
Scholastic Corp.	137,200	5,861,184
Tribune Media Company, Class A	344,700	13,446,747
Viacom, Inc., Class B	254,200	12,656,618
		63,325,033
Multiline retail - 1.6%
Kohl’s Corp.	327,900	15,453,927
Specialty retail - 0.8%
Abercrombie & Fitch Company, Class A (L)	126,700	3,239,719
Chico’s FAS, Inc.	116,500	1,398,000
The Gap, Inc.	110,700	2,959,011
		7,596,730
Textiles, apparel and luxury goods - 0.8%
Coach, Inc.	250,000	7,942,500
		118,588,986
Consumer staples - 8.9%
Beverages - 0.7%
Carlsberg A/S, Class B	78,208	6,632,146
Food and staples retailing - 2.6%
Sysco Corp.	612,300	25,165,530
Food products - 5.5%
Archer-Daniels-Midland Company	222,600	8,122,674
Bunge, Ltd.	290,000	19,316,900
Dean Foods Company	43,200	810,432
Flowers Foods, Inc.	21,100	496,272
Kellogg Company	230,600	15,858,362
McCormick & Company, Inc.	75,000	6,444,000
Tootsie Roll Industries, Inc. (L)	99,108	3,176,411
		54,225,051
Household products - 0.1%
The Clorox Company	9,400	1,168,420
		87,191,147
Energy - 6.3%
Energy equipment and services - 0.4%
SEACOR Holdings, Inc. (I)	70,800	4,020,024
Oil, gas and consumable fuels - 5.9%
Cameco Corp.	598,100	7,308,782
Canadian Natural Resources, Ltd.	553,200	13,387,440
Canadian Oil Sands, Ltd. (L)	1,656,700	10,619,156
CONSOL Energy, Inc. (L)	169,500	1,335,660
Hess Corp.	159,500	9,410,500
Murphy Oil Corp.	555,900	15,887,622
		57,949,160
		61,969,184
Financials - 27.2%
Banks - 4.5%
Commerce Bancshares, Inc.	45,127	2,072,227
Fifth Third Bancorp	636,600	13,158,522
First Horizon National Corp.	1,003,758	14,925,881
Popular, Inc.	139,500	4,144,545
SunTrust Banks, Inc.	107,000	4,645,940
WestAmerica Bancorp.	103,300	5,061,700
		44,008,815
Capital markets - 5.4%
E*TRADE Financial Corp. (I)	596,310	18,145,713
Lazard, Ltd., Class A	53,400	2,481,498
Northern Trust Corp.	315,300	23,628,582
Waddell & Reed Financial, Inc., Class A	219,400	8,205,560
		52,461,353
Consumer finance - 1.3%
Ally Financial, Inc. (I)	636,110	12,696,756
Diversified financial services - 0.3%
Groupe Bruxelles Lambert SA	36,921	3,034,123
Pargesa Holding SA	4,854	305,279
		3,339,402
Insurance - 9.9%
CNA Financial Corp.	302,700	11,121,198
First American Financial Corp.	252,000	9,938,880
FNF Group	281,087	10,076,969
Kemper Corp.	188,800	7,761,568
Loews Corp.	303,500	11,499,615
Marsh & McLennan Companies, Inc.	343,300	18,984,490
The Progressive Corp.	346,000	10,663,720
White Mountains Insurance Group, Ltd.	21,400	17,291,200
		97,337,640
Real estate investment trusts - 4.4%
AvalonBay Communities, Inc.	8,300	1,508,857
Equity Commonwealth (I)	50,200	1,386,524
Rayonier, Inc.	556,500	13,428,345
Taubman Centers, Inc.	13,800	991,806
The Macerich Company	150,600	11,769,390
Washington Real Estate Investment Trust	137,500	3,782,625
Weyerhaeuser Company	200,897	6,462,856
WP GLIMCHER, Inc.	372,500	3,929,875
		43,260,278
Real estate management and development - 0.0%
The St. Joe Company (I)	9,300	180,606
Thrifts and mortgage finance - 1.4%
Capitol Federal Financial, Inc.	544,512	7,062,321
PHH Corp. (I)	392,400	6,659,028
		13,721,349
		267,006,199
Health care - 9.1%
Biotechnology - 1.0%
Baxalta, Inc.	107,400	3,692,412
Seattle Genetics, Inc. (I)	149,400	6,271,812
		9,964,224
Health care equipment and supplies - 4.1%
Baxter International, Inc.	210,600	7,929,090
Haemonetics Corp. (I)	177,500	5,722,600
Halyard Health, Inc. (I)	87,961	2,813,872
Hologic, Inc. (I)	575,600	23,225,460
		39,691,022
Health care providers and services - 3.2%
HealthSouth Corp.	160,800	5,658,552
Quest Diagnostics, Inc.	193,600	13,226,752
Select Medical Holdings Corp.	766,200	9,248,034

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Tenet Healthcare Corp. (I)	102,625	$3,406,124
		31,539,462
Pharmaceuticals - 0.8%
Zoetis, Inc.	168,500	7,868,950
		89,063,658
Industrials - 9.3%
Aerospace and defense - 1.6%
Bombardier, Inc., Class B	990,463	964,171
KLX, Inc. (I)	42,000	1,348,200
Textron, Inc.	318,400	13,586,128
		15,898,499
Air freight and logistics - 2.4%
C.H. Robinson Worldwide, Inc.	251,600	16,965,388
Expeditors International of Washington, Inc.	141,300	6,858,702
		23,824,090
Commercial services and supplies - 1.6%
Cintas Corp.	166,700	15,268,053
Construction and engineering - 1.3%
KBR, Inc.	661,200	12,853,728
Machinery - 1.7%
AGCO Corp.	71,200	3,578,512
Colfax Corp. (I)	133,300	3,608,431
Cummins, Inc.	19,700	1,977,289
SPX FLOW, Inc. (I)	23,100	776,160
Xylem, Inc.	193,200	7,210,224
		17,150,616
Professional services - 0.5%
ManpowerGroup, Inc.	57,300	5,173,044
Trading companies and distributors - 0.2%
Fastenal Company (L)	37,000	1,501,460
		91,669,490
Information technology - 3.9%
Communications equipment - 0.4%
ADTRAN, Inc.	250,300	4,082,393
Electronic equipment, instruments and components - 0.5%
AVX Corp.	337,800	4,556,922
IT services - 0.2%
The Western Union Company	110,800	2,089,688
Semiconductors and semiconductor equipment - 2.8%
Altera Corp.	88,600	4,678,080
Applied Materials, Inc.	824,100	15,468,357
Broadcom Corp., Class A	15,100	824,913
Marvell Technology Group, Ltd.	761,800	6,749,548
		27,720,898
		38,449,901
Materials - 9.1%
Chemicals - 1.5%
FMC Corp.	128,000	5,500,160
The Scotts Miracle-Gro Company, Class A	133,400	9,309,986
		14,810,146
Construction materials - 2.3%
Vulcan Materials Company	222,700	22,864,609
Containers and packaging - 0.9%
Packaging Corp. of America	92,900	6,316,271
WestRock Company	46,476	2,353,080
		8,669,351
Metals and mining - 3.3%
Compania de Minas Buenaventura SA, ADR (I)	75,700	358,818
Franco-Nevada Corp.	314,600	15,121,625
Newmont Mining Corp.	635,700	11,703,237
Nucor Corp.	122,600	5,081,770
		32,265,450
Paper and forest products - 1.1%
Louisiana-Pacific Corp. (I)	567,300	10,438,320
		89,047,876
Telecommunication services - 0.6%
Wireless telecommunication services - 0.6%
Telephone & Data Systems, Inc.	221,656	6,270,648
Utilities - 5.1%
Electric utilities - 3.4%
American Electric Power Company, Inc.	88,700	4,968,087
Entergy Corp.	55,600	3,704,628
FirstEnergy Corp.	798,154	25,054,054
		33,726,769
Independent power and renewable electricity producers - 0.9%
AES Corp.	834,000	8,331,660
Multi-utilities - 0.8%
CenterPoint Energy, Inc.	127,200	2,156,040
NiSource, Inc.	308,300	5,916,277
		8,072,317
		50,130,746
TOTAL COMMON STOCKS (Cost $766,584,870)		$899,387,835

SECURITIES LENDING COLLATERAL - 1.0%
John Hancock
Collateral Trust, 0.1456% (W) (Y)	992,581	9,931,169
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,931,067)		$9,931,169

SHORT-TERM INVESTMENTS - 8.6%
Money market funds - 8.6%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	2,000,000	$2,000,000
T. Rowe Price Reserve Investment
Fund, 0.1237% (Y)	82,767,997	82,767,997
		84,767,997
TOTAL SHORT-TERM INVESTMENTS (Cost $84,767,997)		$84,767,997
Total Investments (Mid Value Fund)
(Cost $861,283,934) - 101.2%		$994,087,001
Other assets and liabilities, net - (1.2%)		(11,971,638)
TOTAL NET ASSETS - 100.0%		$982,115,363

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.8%
Consumer discretionary - 1.7%
Hotels, restaurants and leisure - 1.7%
Hilton Worldwide Holdings, Inc.	179,044	$4,157,400
Financials - 93.1%
Real estate investment trusts - 92.5%
Diversified REITs - 1.6%
PS Business Parks, Inc.	43,000	3,802,060
Health care REITs - 1.9%
Healthcare Realty Trust, Inc.	164,600	4,475,474
Hotel and resort REITs - 4.5%
Host Hotels & Resorts, Inc.	231,562	3,843,929
Pebblebrook Hotel Trust	86,600	2,758,210
RLJ Lodging Trust	95,900	2,339,960
Sunstone Hotel Investors, Inc.	127,300	1,868,764
		10,810,863
Industrial REITs - 8.3%
DCT Industrial Trust, Inc.	135,400	5,168,218
EastGroup Properties, Inc.	40,500	2,357,505
Prologis, Inc.	232,944	9,958,356
Terreno Realty Corp.	105,000	2,378,250
		19,862,329
Office REITs - 17.6%
Alexandria Real Estate Equities, Inc.	25,600	2,357,504
Boston Properties, Inc.	58,850	7,355,662
Douglas Emmett, Inc.	230,900	7,153,282
Highwoods Properties, Inc.	100,900	4,395,204
Kilroy Realty Corp.	81,200	5,418,476
SL Green Realty Corp.	71,800	8,478,144
Vornado Realty Trust	74,074	7,167,400
		42,325,672
Residential REITs - 19.2%
American Campus Communities, Inc.	74,600	3,013,840
AvalonBay Communities, Inc.	76,816	13,964,381
Camden Property Trust	83,700	6,393,006
Equity Residential	137,550	10,979,241
Essex Property Trust, Inc.	47,307	10,917,983
Post Properties, Inc.	11,500	678,040
		45,946,491
Retail REITs - 33.2%
Acadia Realty Trust	145,500	4,880,070
Federal Realty Investment Trust	66,180	9,696,694
General Growth Properties, Inc.	367,694	9,365,166
Kimco Realty Corp.	233,400	6,089,406
Regency Centers Corp.	123,940	8,351,077
Simon Property Group, Inc.	112,800	21,007,872
Taubman Centers, Inc.	44,100	3,169,467
The Macerich Company	108,512	8,480,213
Urban Edge Properties	151,137	3,625,777
Weingarten Realty Investors	139,100	4,862,936
		79,528,678
Specialized REITs - 6.2%
Plum Creek Timber Company, Inc.	56,900	2,891,089
Public Storage	49,600	11,906,976
		14,798,065
		221,549,632
Real estate management and development - 0.6%
Diversified real estate activities - 0.6%
Alexander & Baldwin, Inc.	38,600	1,463,326
		223,012,958
TOTAL COMMON STOCKS (Cost $94,627,582)		$227,170,358

CONVERTIBLE BONDS - 0.9%
Financials - 0.9%
Real estate operating companies - 0.9%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$1,824,000	$2,122,680
TOTAL CONVERTIBLE BONDS (Cost $1,797,162)		$2,122,680

SHORT-TERM INVESTMENTS - 4.1%
Money market funds - 4.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	500,000	$500,000
T. Rowe Price Reserve Investment
Fund, 0.1237% (Y)	9,393,253	9,393,253
		9,893,253
TOTAL SHORT-TERM INVESTMENTS (Cost $9,893,253)		$9,893,253
Total Investments (Real Estate Equity Fund)
(Cost $106,317,997) - 99.8%		$239,186,291
Other assets and liabilities, net - 0.2%		488,842
TOTAL NET ASSETS - 100.0%		$239,675,133

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.7%
Financials - 98.7%
Real estate investment trusts - 98.7%
Diversified REITs - 4.7%
Duke Realty Corp.	126,180	$2,567,762
Spirit Realty Capital, Inc.	1,432,250	14,064,695
STORE Capital Corp.	190,332	4,331,956
Washington Real Estate Investment Trust	193,431	5,321,287
		26,285,700
Health care REITs - 8.9%
Healthcare Trust of America, Inc., Class A	348,377	9,096,123
National Health Investors, Inc.	97,987	5,917,435
Welltower, Inc.	551,537	34,851,623
		49,865,181
Hotel and resort REITs - 5.0%
Chesapeake Lodging Trust	200,262	5,439,116
Host Hotels & Resorts, Inc.	277,725	4,610,235
LaSalle Hotel Properties	153,659	4,334,720
Pebblebrook Hotel Trust	249,768	7,955,111
Sunstone Hotel Investors, Inc.	382,205	5,610,769
		27,949,951
Industrial REITs - 7.0%
DCT Industrial Trust, Inc.	166,493	6,355,038
First Industrial Realty Trust, Inc.	187,673	4,288,328
Prologis, Inc.	556,963	23,810,168

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	302,832	$4,878,624
		39,332,158
Office REITs - 13.7%
Alexandria Real Estate Equities, Inc.	68,744	6,330,635
Boston Properties, Inc.	177,221	22,150,853
CyrusOne, Inc.	55,090	1,992,054
Kilroy Realty Corp.	90,367	6,030,190
Mack-Cali Realty Corp.	257,467	6,050,475
Piedmont Office Realty Trust, Inc., Class A	337,135	6,570,761
Vornado Realty Trust	280,389	27,130,440
		76,255,408
Residential REITs - 19.1%
American Residential Properties, Inc.	393,186	6,876,823
Camden Property Trust	70,148	5,357,904
Education Realty Trust, Inc.	161,903	5,966,126
Equity LifeStyle Properties, Inc.	136,119	8,491,103
Equity Residential	552,285	44,083,389
Essex Property Trust, Inc.	67,838	15,656,332
Mid-America Apartment Communities, Inc.	123,607	10,946,636
Post Properties, Inc.	161,600	9,527,936
		106,906,249
Retail REITs - 26.4%
Agree Realty Corp.	115,117	3,861,024
Federal Realty Investment Trust	110,365	16,170,680
General Growth Properties, Inc.	607,301	15,467,956
Kimco Realty Corp.	293,131	7,647,788
National Retail Properties, Inc.	440,681	16,948,591
Retail Properties of America, Inc., Class A	497,806	7,616,432
Simon Property Group, Inc.	255,944	47,667,011
The Macerich Company	230,584	18,020,140
Urban Edge Properties	433,024	10,388,246
Weingarten Realty Investors	104,028	3,636,819
		147,424,687
Specialized REITs - 13.9%
CoreSite Realty Corp.	149,348	8,747,312
CubeSmart	359,532	10,469,572
Equinix, Inc.	81,160	24,063,940
Extra Space Storage, Inc.	168,801	14,137,084
Four Corners Property Trust, Inc. (I)	123,802	2,451,280
Public Storage	73,773	17,709,946
		77,579,134
TOTAL COMMON STOCKS (Cost $464,769,639)		$551,598,468

SHORT-TERM INVESTMENTS - 1.5%
Repurchase agreement - 1.5%
Repurchase Agreement with State Street Corp.
dated 11/30/2015 at 0.000% to be
repurchased at $8,481,000 on 12/01/2015,
collateralized by $8,085,000 U.S. Treasury
Notes, 3.125% due 05/15/2021 (valued at
$8,652,567, including interest)	$8,481,000	$8,481,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,481,000)		$8,481,000
Total Investments (Real Estate Securities Fund)
(Cost $473,250,639) - 100.2%		$560,079,468
Other assets and liabilities, net - (0.2%)		(1,043,628)
TOTAL NET ASSETS - 100.0%		$559,035,840

Real Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 103.0%
U.S. Government - 103.0%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 07/15/2024		$73,524,837	$71,698,399
0.125%, 04/15/2019 to 07/15/2022 (D)		75,109,162	73,736,845
0.250%, 01/15/2025		2,009,320	1,937,057
0.375%, 07/15/2023		68,904,814	67,943,936
0.375%, 07/15/2025 (D)		301,029	294,491
0.625%, 07/15/2021 to 01/15/2024		66,102,381	66,907,162
0.625%, 02/15/2043 (D)		6,210,000	5,369,712
0.750%, 02/15/2042 (D)		2,811,750	2,523,034
0.750%, 02/15/2045		12,075,595	10,758,280
1.125%, 01/15/2021		10,116,447	10,504,241
1.250%, 07/15/2020		18,658,152	19,517,211
1.375%, 01/15/2020 to 02/15/2044		33,959,982	35,361,800
1.625%, 01/15/2018 (D)		1,930,945	1,996,315
1.750%, 01/15/2028		21,194,961	23,519,497
1.875%, 07/15/2019		21,509,078	22,917,815
2.000%, 01/15/2016 (D)		2,038,147	2,037,644
2.000%, 01/15/2026		21,184,740	23,826,773
2.125%, 02/15/2040		7,156,110	8,596,184
2.125%, 02/15/2041 (D)		651,966	787,071
2.375%, 01/15/2017 to 01/15/2027		67,983,123	78,264,245
2.500%, 07/15/2016 to 01/15/2029		22,424,567	25,822,745
3.625%, 04/15/2028 (D)		809,177	1,074,635
3.875%, 04/15/2029		24,858,226	34,344,821
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)		4,150,000	3,743,752
3.000%, 11/15/2044 (D)		300,000	300,527
3.000%, 05/15/2045 to 11/15/2045		11,460,000	11,492,349
			605,276,541
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.421%, 10/01/2044 (P)		29,761	30,213
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $619,782,911)			$605,306,754

FOREIGN GOVERNMENT
OBLIGATIONS - 6.0%
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	1,360,769,400	370,162
Germany - 0.4%
Federal Republic of Germany
0.750%, 04/15/2018	EUR	531,344	580,831
1.500%, 04/15/2016		1,742,925	1,836,846
			2,417,677
Greece - 0.1%
Republic of Greece
3.800%, 08/08/2017	JPY	100,000,000	740,455
Italy - 1.9%
Republic of Italy
1.700%, 09/15/2018	EUR	1,516,080	1,701,964
2.250%, 04/22/2017		3,190,400	3,481,113
2.350%, 09/15/2019		221,346	258,685
2.350%, 09/15/2024 (S)		3,295,482	4,110,351
2.550%, 10/22/2016 to 09/15/2041		1,065,279	1,280,599
3.100%, 09/15/2026		106,025	143,219
			10,975,931

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 1.0%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	43,452,440	$2,771,935
4.500%, 12/04/2025		37,124,873	2,512,425
4.750%, 06/14/2018		11,246,000	681,710
			5,966,070
New Zealand - 0.5%
Dominion of New Zealand
2.062%, 09/20/2025	NZD	3,900,000	2,612,793
3.066%, 09/20/2030		600,000	434,665
			3,047,458
Slovenia - 0.3%
Republic of Slovenia
4.125%, 02/18/2019		$300,000	316,711
4.700%, 11/01/2016 (S)	EUR	1,000,000	1,100,996
			1,417,707
Spain - 1.2%
Autonomous Community of Catalonia
4.950%, 02/11/2020		300,000	343,795
Kingdom of Spain
1.000%, 11/30/2030 (S)		599,022	645,606
1.800%, 11/30/2024 (S)		901,008	1,070,388
2.750%, 10/31/2024		200,000	234,503
3.800%, 04/30/2024 (S)		1,100,000	1,385,334
4.400%, 10/31/2023		1,300,000	1,699,136
5.400%, 01/31/2023 (S)		1,300,000	1,781,270
			7,160,032
United Kingdom - 0.5%
Government of United Kingdom
0.125%, 03/22/2024 to 03/22/2058	GBP	1,141,918	1,908,205
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2068		155,951	399,566
0.375%, 03/22/2062		319,241	832,727
			3,140,498
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $39,914,802)			$35,235,990

CORPORATE BONDS - 8.6%
Consumer discretionary - 0.5%
CCO Safari II LLC
4.464%, 07/23/2022 (S)		$2,800,000	2,832,052
Energy - 0.9%
California Resources Corp.
5.500%, 09/15/2021		1,200,000	720,000
Petrobras Global Finance BV
2.461%, 01/15/2019 (P)		700,000	554,750
2.694%, 03/17/2017 (P)		3,700,000	3,478,000
3.000%, 01/15/2019		100,000	81,100
3.250%, 03/17/2017		100,000	93,500
4.375%, 05/20/2023		200,000	139,500
			5,066,850
Financials - 4.4%
Ally Financial, Inc.
3.600%, 05/21/2018		5,700,000	5,706,837
Banca Monte dei Paschi di Siena SpA
3.625%, 04/01/2019	EUR	300,000	323,176
Banco Popolare SC
3.500%, 03/14/2019		500,000	550,360
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)	EUR	500,000	$581,451
Bank of America Corp.
3.875%, 08/01/2025		$100,000	102,344
Bank of America NA
1.750%, 06/05/2018		2,700,000	2,696,825
Barclays Bank PLC
7.625%, 11/21/2022		4,800,000	5,424,000
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		900,000	975,656
Barclays PLC
2.010%, 12/21/2020	MXN	2,500,000	150,875
Citigroup, Inc.
2.650%, 10/26/2020		$700,000	697,944
Credit Suisse AG
3.800%, 09/15/2022		500,000	503,940
Intesa Sanpaolo SpA
3.125%, 01/15/2016		600,000	601,570
6.500%, 02/24/2021 (S)		600,000	689,156
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		200,000	220,745
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	3,661
7.000%, 09/27/2027		$300,000	22,290
Lloyds Bank PLC
1.750%, 05/14/2018		1,100,000	1,098,375
3.500%, 05/14/2025		200,000	200,967
Navient Corp.
6.250%, 01/25/2016		367,000	367,918
Nykredit Realkredit A/S (4.000% to
06/03/2021, then 5 Year Euro Swap
Rate + 2.850%)
06/03/2036	EUR	400,000	424,419
Royal Bank of Scotland Group PLC
4.700%, 07/03/2018		$100,000	103,697
The Goldman Sachs Group, Inc.
1.537%, 09/15/2020 (P)		2,400,000	2,412,098
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		1,130,000	1,228,199
UBS AG
7.625%, 08/17/2022		650,000	750,328
UBS AG (4.750% to 05/22/2018, then
5 Year U.S. Swap Rate + 3.765%)
05/22/2023		200,000	204,855
			26,041,686
Health care - 1.4%
Actavis Funding SCS
3.800%, 03/15/2025		200,000	201,789
Baxalta, Inc.
2.875%, 06/23/2020 (S)		1,400,000	1,389,752
3.600%, 06/23/2022 (S)		300,000	297,840
4.000%, 06/23/2025 (S)		1,200,000	1,189,577
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017		5,300,000	5,276,627
			8,355,585

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials - 0.3%
GATX Financial Corp.
5.800%, 03/01/2016		$1,000,000	$1,010,502
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	572,122
			1,582,624
Information technology - 0.2%
HP Enterprise Company
2.450%, 10/05/2017		$700,000	701,613
2.850%, 10/05/2018		700,000	702,392
			1,404,005
Telecommunication services - 0.9%
AT&T, Inc.
1.257%, 06/30/2020 (P)		300,000	299,667
2.450%, 06/30/2020		500,000	491,785
3.000%, 06/30/2022		1,100,000	1,088,061
3.400%, 05/15/2025		1,400,000	1,357,544
4.500%, 05/15/2035		300,000	281,947
4.750%, 05/15/2046		500,000	469,200
BellSouth Corp.
4.821%, 04/26/2021 (S)		1,200,000	1,217,497
			5,205,701
TOTAL CORPORATE BONDS (Cost $59,885,608)			$50,488,503

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		620,000	541,979
TOTAL MUNICIPAL BONDS (Cost $593,105)			$541,979

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.0%
Commercial and residential - 2.8%
Banc of America Mortgage Trust,
Series 2005-A, Class 2A2
2.660%, 02/25/2035 (P)		303,684	299,927
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.604%, 05/25/2033 (P)		50,809	50,876
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)		370,894	371,710
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)		94,040	95,057
Series 2005-5, Class A1,
2.320%, 08/25/2035 (P)		118,534	119,588
Series 2005-5, Class A2,
2.480%, 08/25/2035 (P)		210,717	211,186
Bear Stearns ALT-A Trust, Series 2004-9,
Class 6A1 2.569%, 09/25/2034 (P)		87,651	85,856
Bella Vista Mortgage Trust,
Series 2005-1, Class 1A1
0.813%, 01/22/2045 (P)		755,543	691,873
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		190,637	190,358
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		35,224	34,764
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)		147,009	146,978
Series 2005-6, Class A2,
2.420%, 09/25/2035 (P)		160,951	161,576
Series 2005-6, Class A3,
2.070%, 09/25/2035 (P)		39,455	38,283
Countrywide Alternative Loan Trust,
Series 2004-18CB, Class 4A1
5.500%, 09/25/2034		1,410,330	1,462,648
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6
2.755%, 12/25/2034 (P)		1,360,142	1,335,242
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.511%, 04/19/2034 (P)		3,842,211	3,814,457
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.727%, 07/25/2035 (P)		238,514	239,412
Marche M5 SRL, Series 5, Class A
0.339%, 10/27/2065 (P)	EUR	59,284	62,542
Marche Mutui 4 SRL, Series 4, Class A
0.342%, 02/25/2055 (P)		178,202	185,109
Marche Mutui SRL, Series 6, Class A1
2.189%, 01/27/2064 (P)		365,585	392,163
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.621%, 03/25/2036 (P)		$558,361	137,367
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%, 12/12/2049		1,191,401	1,253,857
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.645%, 05/25/2036 (P)		887,309	802,283
Residential Accredit Loans Trust,
Series 2006-QO6, Class A1
0.401%, 06/25/2046 (P)		884,462	375,645
Swan Trust, Series 2010-1, Class A
3.350%, 04/25/2041 (P)	AUD	626,442	456,955
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1
2.404%, 09/25/2037 (P)		$2,904,292	2,792,950
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.421%, 03/25/2037 (P)		547,217	516,062
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036		646,532	322,535
U.S. Government Agency - 0.2%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		9,840	10,788
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		12,459	14,187
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		72,851	82,986
Series 2007-63, Class FC,
0.571%, 07/25/2037 (P)		928,272	932,362
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $18,164,618)			$17,687,582

ASSET BACKED SECURITIES - 4.4%
Carlyle Global Market Strategies,
Series 2012-1AR, Class AR
1.547%, 04/20/2022 (P)(S)		2,700,000	2,692,094

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
CIFC Funding, Ltd., Series 2011-1AR,
Class A1R
1.587%, 01/19/2023 (P)(S)		$1,273,717	$1,268,121
Citigroup Mortgage Loan Trust,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		567,628	377,973
Doral CLO II, Ltd., Series 2012-2A,
Class A1R
1.582%, 05/26/2023 (P)(S)		2,177,599	2,160,895
Fraser Sullivan CLO VII, Ltd.,
Series 2012-7A, Class A1R
1.362%, 04/20/2023 (P)(S)		1,103,363	1,102,087
Harvest CLO V SA, Series V, Class A1D
0.205%, 04/05/2024 (P)	EUR	908,332	950,101
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.161%, 05/01/2023 (P)		1,943,098	2,015,187
LCM IX LP, Series 9A, Class A
1.521%, 07/14/2022 (P)(S)		$313,256	312,880
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
1.582%, 05/15/2023 (P)(S)		2,774,419	2,770,876
SLM Student Loan Trust, Series 2008-9,
Class A
1.820%, 04/25/2023 (P)		6,755,851	6,791,126
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR
1.662%, 11/14/2022 (P)(S)		2,700,000	2,688,009
Voya CLO, Ltd.
Series 2012-2AR, Class AR,
1.621%, 10/15/2022 (P)(S)		1,300,000	1,294,924
Series 2012-3AR, Class AR,
1.641%, 10/15/2022 (P)(S)		1,300,000	1,295,732
Wood Street CLO BV, Series II-A,
Class A1
0.280%, 03/29/2021 (P)(S)	EUR	29,497	31,072
TOTAL ASSET BACKED SECURITIES (Cost $25,977,702)			$25,751,077

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		1,029	9,055
TOTAL COMMON STOCKS (Cost $3,241)			$9,055

PURCHASED OPTIONS - 0.1%
Put options - 0.1%
Exchange Traded Option on 3-Month
Pound Sterling Futures (Expiration
Date: 12/21/2016; Strike
Price: $98.50) (I)		72,625,000	38,283
Exchange Traded Option on Eurodollar
Futures (Expiration date: 12/14/2015;
Strike Price: $99.38) (I)		1,167,500	2,919
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/05/2016; Strike Rate: 0.950%;
Counterparty: Goldman Sachs
& Company) (I)		36,000,000	3,802
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/15/2015; Strike Rate: 0.950%;
Counterparty: Citibank N.A.) (I)		32,100,000	379
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.950% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/15/2015; Strike Rate: 0.950%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		13,600,000	160
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/23/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		43,300,000	85,037
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/24/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		43,000,000	85,136
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/06/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley
Company, Inc.) (I)		32,200,000	3,426
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/11/2016; Strike Rate: 1.500%;
Counterparty: Nomura
Global Finance) (I)		85,400,000	10,094
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Goldman Sachs
& Company) (I)		33,500,000	6,358
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
04/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley
Company, Inc.) (I)		143,300,000	27,198

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.683% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/11/2017; Strike Rate: 2.683%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	3,000,000	$296,545
		559,337
TOTAL PURCHASED OPTIONS (Cost $1,027,055)		$559,337

SHORT-TERM INVESTMENTS - 2.2%
U.S. Government - 0.2%
U.S. Treasury Bill
0.205%, 01/07/2016 (D)*	$369,000	$368,975
0.230%, 01/14/2016 (D)*	728,000	727,924
		1,096,899
Repurchase agreement - 2.0%
Repurchase Agreement with JPMorgan
Chase dated 11/30/2015 at 0.120% to
be repurchased at $2,000,007 on
12/01/2015, collateralized by
$2,000,000 U.S. Treasury Bonds,
3.000% due 05/15/2045 (valued at
$2,002,200, including interest)	2,000,000	2,000,000
Repurchase Agreement with State
Street Corp. dated 11/30/2015 at
0.000% to be repurchased at $9,720,000
on 12/01/2015, collateralized by
$9,795,000 U.S Treasury Notes, 1.500%
due 12/31/2018 (valued at $9,917,438,
including interest)	9,720,000	9,720,000
		11,720,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,816,823)		$12,816,899
Total Investments (Real Return Bond Fund)
(Cost $778,165,865) - 127.4%		$748,397,176
Other assets and liabilities, net - (27.4%)		(160,827,863)
TOTAL NET ASSETS - 100.0%		$587,569,313

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.4%
Consumer discretionary - 15.6%
Automobiles - 0.3%
Tesla Motors, Inc. (I)(L)	10,030	$2,309,508
Household durables - 0.5%
iRobot Corp. (I)(L)	127,500	4,218,975
Internet and catalog retail - 12.8%
Amazon.com, Inc. (I)	87,375	58,086,900
Ctrip.com International, Ltd., ADR (I)(L)	59,800	6,399,198
Etsy, Inc. (I)(L)	33,600	312,816
Expedia, Inc.	44,355	5,460,544
Flipkart Limited (I)(R)	1,314	186,903
JD.com, Inc., ADR (I)	338,600	10,388,248
Netflix, Inc. (I)	56,655	6,987,261
The Priceline Group, Inc. (I)	8,195	10,234,326
Vipshop Holdings, Ltd., ADR (I)(L)	599,000	9,901,470
		107,957,666
Media - 2.0%
Comcast Corp., Class A	83,885	5,105,241
News Corp., Class A	494,600	7,097,510
Twenty-First Century Fox, Inc., Class A	171,200	5,052,112
		17,254,863
		131,741,012
Financials - 0.4%
Real estate investment trusts - 0.4%
American Tower Corp.	32,300	3,209,974
Health care - 3.1%
Biotechnology - 0.4%
Grifols SA, ADR	99,700	3,464,575
Health care equipment and supplies - 0.8%
Intuitive Surgical, Inc. (I)	12,600	6,552,252
Health care technology - 1.1%
Veeva Systems, Inc., Class A (I)	338,400	9,766,224
Life sciences tools and services - 0.8%
Agilent Technologies, Inc.	155,300	6,494,646
		26,277,697
Industrials - 0.5%
Aerospace and defense - 0.5%
The Boeing Company	30,300	4,407,135
Information technology - 74.7%
Communications equipment - 4.0%
Cisco Systems, Inc.	648,635	17,675,304
Lumentum Holdings, Inc. (I)	40,220	804,400
Palo Alto Networks, Inc. (I)	76,815	14,390,522
Viavi Solutions, Inc. (I)	199,300	1,267,548
		34,137,774
Electronic equipment, instruments and components - 3.2%
CDW Corp.	59,565	2,571,421
Control4 Corp. (I)(L)	52,600	382,928
Corning, Inc.	43,285	810,728
Ingram Micro, Inc., Class A	57,710	1,784,970
IPG Photonics Corp. (I)	21,930	1,999,797
National Instruments Corp.	62,600	1,965,640
RealD, Inc. (I)	333,400	3,500,700
TE Connectivity, Ltd.	91,200	6,118,608
Tech Data Corp. (I)	15,990	1,081,724
Trimble Navigation, Ltd. (I)	309,500	7,087,550
		27,304,066
Internet software and services - 21.2%
58.com, Inc., ADR (I)(L)	146,800	8,838,828
Alibaba Group Holding, Ltd., ADR (I)	62,925	5,290,734
Alphabet, Inc., Class A (I)	21,510	16,408,904
Alphabet, Inc., Class C (I)	43,801	32,526,623
Angie’s List, Inc. (I)	292,700	3,164,087
Baidu, Inc., ADR (I)	90,340	19,691,410
Criteo SA, ADR (I)	160,485	6,541,369
Facebook, Inc., Class A (I)	290,675	30,299,962
GrubHub, Inc. (I)(L)	25,147	644,769
HomeAway, Inc. (I)	33,170	1,172,891
LinkedIn Corp., Class A (I)	24,000	5,834,640
MercadoLibre, Inc. (L)	64,100	7,899,684

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
NAVER Corp.	1,451	$789,751
NetEase, Inc., ADR	73,935	12,322,007
Quotient Technology, Inc. (I)(L)	66,200	459,428
Tencent Holdings, Ltd.	716,900	14,246,495
Yahoo!, Inc. (I)	345,300	11,674,593
Yandex NV, Class A (I)	108,700	1,807,681
		179,613,856
IT services - 7.0%
Accenture PLC, Class A	43,920	4,709,102
Automatic Data Processing, Inc.	38,115	3,287,800
Cognizant Technology
Solutions Corp., Class A (I)	124,050	8,011,149
Computer Sciences Corp.	6,455	202,235
CSRA, Inc. (I)	6,455	203,397
Fidelity National Information Services, Inc.	78,505	4,998,413
Fiserv, Inc. (I)	39,275	3,779,826
Global Payments, Inc.	22,805	1,615,734
MasterCard, Inc., Class A	104,320	10,215,014
Total System Services, Inc.	29,580	1,655,297
Vantiv, Inc., Class A (I)	29,885	1,575,238
Visa, Inc., Class A	240,825	19,027,583
		59,280,788
Semiconductors and semiconductor equipment - 11.5%
Applied Materials, Inc.	396,300	7,438,551
ARM Holdings PLC, ADR	59,300	3,006,510
ASML Holding NV (L)	20,400	1,891,488
Atmel Corp.	558,000	4,826,700
Freescale Semiconductor, Ltd. (I)	47,070	1,831,494
Intel Corp.	365,729	12,716,397
KLA-Tencor Corp.	15,355	1,020,647
Lam Research Corp. (L)	104,095	8,140,229
Maxim Integrated Products, Inc.	31,050	1,203,809
Micron Technology, Inc. (I)	605,600	9,647,208
Microsemi Corp. (I)	48,700	1,753,687
NXP Semiconductors NV (I)	49,865	4,660,383
Semtech Corp. (I)	104,700	2,104,470
SK Hynix, Inc.	668,955	18,227,292
Skyworks Solutions, Inc.	231,650	19,231,583
STR Holdings, Inc.	161,722	71,158
		97,771,606
Software - 17.6%
Activision Blizzard, Inc.	35,935	1,353,312
Adobe Systems, Inc. (I)	77,845	7,119,704
Atlassian, Inc. (I)(R)	5,959	93,854
Atlassian, Inc., Class A (I)(R)	4,105	64,654
Atlassian, Inc., Class A Ordinary (I)(R)	21,437	337,633
Atlassian, Inc., Series 1 (I)(R)	10,460	164,745
Atlassian, Inc., Series 2 (I)(R)	28,006	441,095
Atlassian, Inc., Series A (I)(R)	20,711	326,198
Electronic Arts, Inc. (I)	19,315	1,309,364
Fleetmatics Group PLC (I)	24,700	1,474,590
Fortinet, Inc. (I)	61,565	2,217,571
Imperva, Inc. (I)	110,335	8,234,301
Interactive Intelligence Group, Inc. (I)	62,800	2,164,088
Intuit, Inc.	86,085	8,625,717
Microsoft Corp.	1,185,295	64,420,781
Paycom Software, Inc. (I)	9,730	424,228
Proofpoint, Inc. (I)	118,310	8,673,306
Red Hat, Inc. (I)	194,700	15,850,527
salesforce.com, Inc. (I)	110,300	8,789,807
ServiceNow, Inc. (I)	119,570	10,403,786
Tableau Software, Inc., Class A (I)	66,180	6,421,445
		148,910,706
Technology hardware, storage and peripherals - 10.2%
Apple, Inc.	219,630	25,982,229
Dell, Inc. (I)(R)	992,200	15,392,671
Pure Storage, Inc., Class A (I)(L)	145,300	1,875,823
Quanta Computer, Inc.	1,127,000	1,760,786
SanDisk Corp.	186,500	13,776,755
Seagate Technology PLC (L)	343,900	12,359,766
Stratasys, Ltd. (I)(L)	250,200	6,255,000
Western Digital Corp.	136,555	8,522,398
		85,925,428
		632,944,224
Telecommunication services - 2.1%
Wireless telecommunication services - 2.1%
SoftBank Group Corp.	262,200	13,906,970
T-Mobile US, Inc. (I)	113,800	4,039,900
		17,946,870
		17,946,870
TOTAL COMMON STOCKS (Cost $716,935,161)		$816,526,912

PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series C (I)(R)	590	83,922
Flipkart Limited, Series E (I)(R)	1,097	156,037
Flipkart Limited, Series G (I)(R)	6,498	924,276
		1,164,235
		1,164,235
Information technology - 0.4%
Internet software and services - 0.3%
Airbnb, Inc., Series E (I)(R)	16,398	1,526,562
Xiaoju Kuaizhi, Inc. (I)(R)	16,798	460,705
		1,987,267
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	45,681	1,043,811
		3,031,078
TOTAL PREFERRED SECURITIES (Cost $3,622,900)		$4,195,313

SECURITIES LENDING COLLATERAL - 5.1%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	4,316,159	43,184,894
TOTAL SECURITIES LENDING
COLLATERAL (Cost $43,184,318)		$43,184,894

SHORT-TERM INVESTMENTS - 3.2%
Money market funds - 2.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,966,957	$1,966,957
T. Rowe Price Prime Reserve Investment
Fund, 0.1237% (Y)	15,042,696	15,042,696
		17,009,653

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 1.2%
Repurchase Agreement with State Street Corp.
dated 11/30/2015 at 0.000% to be
repurchased at $10,299,000 on 12/01/2015,
collateralized by $10,510,000 U.S. Treasury
Bills, 0.000% due 01/14/2016 (valued at
$10,508,949, including interest)	$10,299,000	$10,299,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,308,653)		$27,308,653
Total Investments (Science & Technology Fund)
(Cost $791,051,032) - 105.2%		$891,215,772
Other assets and liabilities, net - (5.2%)		(44,280,041)
TOTAL NET ASSETS - 100.0%		$846,935,731

Short Term Government Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 93.9%
U.S. Government - 22.9%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$4,935,000	$4,901,742
0.750%, 06/30/2017 to 03/31/2018	12,235,000	12,195,194
0.875%, 07/15/2017 to 07/15/2018	15,795,000	15,754,478
1.375%, 09/30/2020	2,965,000	2,926,316
1.625%, 06/30/2020	15,420,000	15,421,203
		51,198,933
U.S. Government Agency - 71.0%
Federal Agricultural Mortgage Corp.
1.750%, 06/15/2020	3,775,000	3,762,946
5.125%, 04/19/2017 (S)	23,768,000	25,082,561
Federal Farm Credit Bank
0.900%, 12/26/2017	2,075,000	2,075,187
1.030%, 03/12/2018	3,700,000	3,670,644
1.200%, 07/13/2018	2,390,000	2,383,714
1.240%, 11/13/2018	6,825,000	6,798,055
1.480%, 01/22/2019	3,785,000	3,788,785
1.540%, 04/01/2019	4,545,000	4,554,740
1.700%, 10/08/2020	8,861,000	8,728,723
Federal Home Loan Bank
1.000%, 10/16/2017	5,150,000	5,142,388
1.130%, 03/27/2018	4,750,000	4,741,916
1.750%, 10/08/2020	2,150,000	2,121,298
Federal Home Loan Mortgage Corp.
1.100%, 05/07/2018	4,980,000	4,923,855
1.200%, 11/23/2018	4,500,000	4,468,536
1.250%, 05/25/2018	8,800,000	8,794,456
2.194%, 09/01/2042 (P)	1,050,817	1,078,350
2.590%, 09/01/2039 (P)	498,097	529,695
2.592%, 01/01/2044 (P)	1,278,488	1,312,598
2.986%, 03/01/2044 (P)	813,871	840,018
5.500%, 07/01/2040	2,467,330	2,773,849
Federal National Mortgage Association
0.900%, 11/27/2017	3,000,000	2,983,626
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,370,665
1.050%, 11/15/2017 to 05/15/2018	3,365,000	3,364,880
1.875%, 11/27/2020	4,200,000	4,198,249
2.355%, 09/01/2041 (P)	1,382,030	1,469,703
2.363%, 04/01/2042 (P)	595,240	621,621
2.499%, 02/01/2042 (P)	1,221,388	1,282,142
2.500%, 10/01/2027	1,738,154	1,771,221
2.562%, 11/01/2044 (P)	2,379,451	2,443,701
2.711%, 04/01/2042 (P)	2,243,067	2,317,102
2.918%, 03/01/2044 (P)	804,214	830,192
3.500%, 12/01/2025 to 12/01/2026	1,269,843	1,338,374
5.500%, 05/01/2034 to 08/01/2040	2,535,836	2,857,423
6.000%, 12/01/2036 to 02/01/2037	1,986,230	2,254,497
6.500%, 01/01/2039	1,089,831	1,248,363
Government National Mortgage Association
2.500%, 01/20/2042 (P)	1,386,124	1,443,865
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,560,034
3.875%, 02/15/2021	7,950,000	8,696,815
4.500%, 04/01/2018	6,030,000	6,476,564
5.500%, 07/18/2017	4,221,000	4,532,371
6.250%, 12/15/2017	1,613,000	1,778,645
		158,412,367
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $209,612,603)		$209,611,300

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.7%
U.S. Government Agency - 3.7%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	58,376	59,454
Series K017, Class X1 IO,
1.568%, 12/25/2021	2,081,504	141,289
Series K018, Class X1 IO,
1.557%, 01/25/2022	2,581,833	177,274
Series K022, Class X1 IO,
1.415%, 07/25/2022	7,561,547	515,505
Series K026, Class X1 IO,
1.166%, 11/25/2022	3,158,428	183,248
Series K038, Class X1 IO,
1.351%, 03/25/2024	4,954,972	387,954
Series K704, Class X1 IO,
2.122%, 08/25/2018	10,203,839	456,848
Series K706, Class X1 IO,
1.708%, 10/25/2018	4,058,464	159,533
Series K707, Class X1 IO,
1.677%, 12/25/2018	1,438,587	57,752
Series K709, Class X1 IO,
1.660%, 03/25/2019	2,128,126	91,922
Series K710, Class X1 IO,
1.903%, 05/25/2019	2,912,127	149,675
Series K711, Class X1 IO,
1.823%, 07/25/2019	5,544,201	281,192
Series K715, Class X1 IO,
1.301%, 01/25/2021	15,682,100	778,045
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	2,648,854	2,814,053
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,850,615	1,950,462

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association,
Series 2012-114, Class IO
0.931%, 01/16/2053	$1,150,698	$83,178
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,341,159)		$8,287,384

SHORT-TERM INVESTMENTS - 2.0%
Repurchase agreement - 2.0%
Barclays Tri-Party Repurchase Agreement
dated 11/30/2015 at 0.100% to be
repurchased at $4,373,012 on 12/01/2015,
collateralized by $802,800 U.S. Treasury
Inflation Indexed Notes, 1.250% due
07/15/2020 (valued at $921,344, including
interest) and $3,521,800 U.S. Treasury
Notes, 2.250% due 11/15/2024 (valued at
$3,539,223, including interest)	4,373,000	4,373,000
Repurchase Agreement with State Street Corp.
dated 11/30/2015 at 0.000% to be
repurchased at $122,000 on 12/01/2015,
collateralized by $125,000 U.S. Treasury
Notes, 1.500% due 12/31/2018 (valued at
$126,563, including interest)	122,000	122,000
		4,495,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,495,000)		$4,495,000

Total Investments (Short Term Government Income Fund)
(Cost $222,448,762) - 99.6%		$222,393,684
Other assets and liabilities, net - 0.4%		932,600
TOTAL NET ASSETS - 100.0%		$223,326,284

Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.2%
Consumer discretionary - 11.5%
Hotels, restaurants and leisure - 7.0%
ClubCorp Holdings, Inc.	93,832	$1,684,283
Diamond Resorts International, Inc. (I)(L)	159,390	4,480,453
Jack in the Box, Inc.	33,683	2,497,258
Panera Bread Company, Class A (I)	21,132	3,841,798
Texas Roadhouse, Inc.	61,488	2,152,080
Wingstop, Inc. (I)(L)	7,784	167,745
		14,823,617
Internet and catalog retail - 0.6%
HSN, Inc.	26,818	1,338,218
Media - 1.5%
IMAX Corp. (I)	81,204	3,076,008
Specialty retail - 0.6%
Five Below, Inc. (I)	47,385	1,327,254
Textiles, apparel and luxury goods - 1.8%
Samsonite International SA	208,200	616,046
Steven Madden, Ltd. (I)	97,155	3,099,245
		3,715,291
		24,280,388
Consumer staples - 0.8%
Food products - 0.8%
Greencore Group PLC	73,932	375,542
Nomad Foods, Ltd. (I)	108,070	1,339,355
		1,714,897
		1,714,897
Energy - 2.8%
Oil, gas and consumable fuels - 2.8%
Diamondback Energy, Inc. (I)	29,583	2,308,066
QEP Resources, Inc.	84,553	1,335,937
RSP Permian, Inc. (I)	79,665	2,260,893
		5,904,896
		5,904,896
Financials - 14.4%
Banks - 4.1%
Associated Banc-Corp.	159,558	3,272,535
PrivateBancorp, Inc.	65,564	2,892,028
Sterling Bancorp	33,300	584,082
United Community Banks, Inc.	96,938	2,024,065
		8,772,710
Capital markets - 2.5%
Evercore Partners, Inc., Class A	29,034	1,612,258
HFF, Inc., Class A	55,249	1,898,908
WisdomTree Investments, Inc.	85,631	1,862,474
		5,373,640
Diversified financial services - 1.0%
MarketAxess Holdings, Inc.	19,950	2,130,261
Insurance - 3.0%
Assurant, Inc.	26,251	2,244,986
Assured Guaranty, Ltd.	42,084	1,112,701
First American Financial Corp.	78,506	3,096,277
		6,453,964
Real estate investment trusts - 1.4%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	98,636	1,722,185
Pebblebrook Hotel Trust	35,737	1,138,223
		2,860,408
Real estate management and development - 1.5%
Kennedy-Wilson Holdings, Inc.	118,072	3,081,679
Thrifts and mortgage finance - 0.9%
EverBank Financial Corp.	109,833	1,895,718
		30,568,380
Health care - 22.2%
Biotechnology - 9.7%
Achillion Pharmaceuticals, Inc. (I)	44,666	454,700
Agios Pharmaceuticals, Inc. (I)	16,890	1,090,925
Anacor Pharmaceuticals, Inc. (I)	23,764	2,773,972
BioCryst Pharmaceuticals, Inc. (I)	119,971	1,272,892
Cepheid, Inc. (I)	35,939	1,291,648
Five Prime Therapeutics, Inc. (I)	48,837	1,877,783
Flexion Therapeutics, Inc. (I)(L)	43,698	849,489
Galapagos NV, ADR (I)	30,442	1,513,576

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ironwood Pharmaceuticals, Inc. (I)	49,007	$597,885
Novavax, Inc. (I)	172,230	1,474,289
Otonomy, Inc. (I)	37,485	989,229
Portola Pharmaceuticals, Inc. (I)	41,446	2,056,136
PTC Therapeutics, Inc. (I)	35,950	1,079,938
TESARO, Inc. (I)	29,519	1,506,650
Ultragenyx Pharmaceutical, Inc. (I)	18,381	1,807,220
		20,636,332
Health care equipment and supplies - 5.2%
ConforMIS, Inc. (I)(L)	5,659	120,706
DexCom, Inc. (I)	24,957	2,121,844
Endologix, Inc. (I)	116,379	1,184,738
HeartWare International, Inc. (I)	34,597	1,655,812
Insulet Corp. (I)	109,229	3,996,689
LDR Holding Corp. (I)	71,261	1,925,472
		11,005,261
Health care providers and services - 3.7%
Acadia Healthcare Company, Inc. (I)	38,124	2,630,937
Envision Healthcare Holdings, Inc. (I)	74,008	2,035,220
LifePoint Health, Inc. (I)	19,268	1,379,781
Team Health Holdings, Inc. (I)	32,909	1,814,602
		7,860,540
Health care technology - 1.8%
Veeva Systems, Inc., Class A (I)	131,974	3,808,770
Pharmaceuticals - 1.8%
Aerie Pharmaceuticals, Inc. (I)	49,051	1,345,959
Aratana Therapeutics, Inc. (I)	50,997	298,842
Intersect ENT, Inc. (I)	53,261	1,049,774
Relypsa, Inc. (I)	25,555	575,243
Tetraphase Pharmaceuticals, Inc. (I)	50,290	539,612
		3,809,430
		47,120,333
Industrials - 12.3%
Aerospace and defense - 0.6%
Astronics Corp. (I)	29,722	1,149,944
DigitalGlobe, Inc. (I)	11,626	196,479
		1,346,423
Air freight and logistics - 0.7%
XPO Logistics, Inc. (I)(L)	47,828	1,458,754
Building products - 2.8%
Advanced Drainage Systems, Inc.	94,948	2,545,556
Masonite International Corp. (I)	51,527	3,398,721
		5,944,277
Electrical equipment - 0.9%
Generac Holdings, Inc. (I)	61,959	1,988,884
Machinery - 1.6%
Altra Industrial Motion Corp.	65,113	1,824,466
Watts Water Technologies, Inc., Class A	30,165	1,674,459
		3,498,925
Professional services - 3.0%
The Advisory Board Company (I)	60,846	3,275,949
TriNet Group, Inc. (I)	79,736	1,574,786
WageWorks, Inc. (I)	34,389	1,462,908
		6,313,643
Road and rail - 2.7%
Knight Transportation, Inc.	84,782	2,248,419
Landstar System, Inc.	54,150	3,380,043
		5,628,462
		26,179,368
Information technology - 21.3%
Communications equipment - 1.7%
Arista Networks, Inc. (I)(L)	23,494	1,727,279
Ciena Corp. (I)	75,730	1,896,279
		3,623,558
Internet software and services - 4.3%
Apigee Corp. (I)	35,543	253,066
comScore, Inc. (I)	37,016	1,558,374
CoStar Group, Inc. (I)	24,040	5,030,130
Demandware, Inc. (I)	4,638	237,234
Zillow Group, Inc., Class A (I)(L)	23,431	609,909
Zillow Group, Inc., Class C (I)(L)	58,593	1,444,317
		9,133,030
IT services - 5.3%
Heartland Payment Systems, Inc.	31,009	2,460,254
MAXIMUS, Inc.	35,244	2,000,097
Virtusa Corp. (I)	34,772	1,712,521
WEX, Inc. (I)	22,575	2,128,145
WNS Holdings, Ltd., ADR (I)	93,071	2,861,933
		11,162,950
Semiconductors and semiconductor equipment - 3.5%
Entegris, Inc. (I)	81,769	1,113,694
First Solar, Inc. (I)	24,753	1,398,792
Mellanox Technologies, Ltd. (I)	76,534	3,439,438
SunPower Corp. (I)(L)	61,959	1,484,538
		7,436,462
Software - 6.1%
DraftKings, Inc. (I)(R)	1,794	11,697
Fair Isaac Corp.	28,866	2,749,487
Fleetmatics Group PLC (I)	22,723	1,356,563
Guidewire Software, Inc. (I)	33,824	2,006,778
HubSpot, Inc. (I)	40,158	2,176,965
Telogis, Inc. (I)(R)	162,887	390,929
Tyler Technologies, Inc. (I)	17,541	3,130,016
Verint Systems, Inc. (I)	24,369	1,141,688
		12,964,123
Technology hardware, storage and peripherals - 0.4%
Nimble Storage, Inc. (I)	36,700	384,249
Pure Storage, Inc., Class A (I)	4,200	54,222
Pure Storage, Inc., Class B (I)	36,727	448,158
		886,629
		45,206,752
Materials - 5.9%
Chemicals - 1.2%
Platform Specialty Products Corp. (I)	207,841	2,610,483
Construction materials - 2.0%
Headwaters, Inc. (I)	214,988	4,121,320
Containers and packaging - 1.2%
Graphic Packaging Holding Company	188,949	2,582,933
Paper and forest products - 1.5%
KapStone Paper and Packaging Corp.	133,270	3,234,463
		12,549,199
TOTAL COMMON STOCKS (Cost $179,295,586)		$193,524,213

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

Shares or
Principal
Amount		Value
PREFERRED SECURITIES - 3.0%
Consumer discretionary - 0.3%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	12,795	$585,435
Information technology - 2.7%
Electronic equipment, instruments and components - 0.5%
Veracode, Inc. (I)(R)	30,455	1,023,288
Internet software and services - 0.3%
DocuSign, Inc., Series B (I)(R)	1,234	23,561
DocuSign, Inc., Series B1 (I)(R)	370	7,064
DocuSign, Inc., Series D (I)(R)	887	16,936
DocuSign, Inc., Series E (I)(R)	22,933	437,862
DocuSign, Inc., Series F (I)(R)	3,823	72,993
		558,416
Software - 1.9%
Cloudera, Inc., Series F (I)(R)	33,122	756,838
DraftKings, Inc., Series D (I)(R)	44,990	293,335
DraftKings, Inc., Series D1 (I)(R)	41,614	271,323
MarkLogic Corp., Series F (I)(R)	72,325	723,250
Nutanix, Inc. (I)(R)	39,570	630,746
Telogis, Inc. (I)(R)	221,826	654,387
Zuora, Inc., Series F (I)(R)	192,994	733,242
		4,063,121
		5,644,825
TOTAL PREFERRED SECURITIES (Cost $5,190,716)		$6,230,260

EXCHANGE-TRADED FUNDS - 2.0%
iShares Russell 2000 Growth ETF	29,166	4,280,694
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,073,696)		$4,280,694

SECURITIES LENDING COLLATERAL - 5.2%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	1,100,842	11,014,356
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,014,070)		$11,014,356

SHORT-TERM INVESTMENTS - 4.1%
Repurchase agreement - 4.1%
Deutsche Bank Tri-Party Repurchase
Agreement dated 11/30/2015 at 0.140% to
be repurchased at $8,700,034 on
12/01/2015, collateralized by $8,626,800
U.S. Treasury Notes, 3.250% due
07/31/2016 (valued at $8,874,083,
including interest)	$8,700,000	$8,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,700,000)		$8,700,000
Total Investments (Small Cap Growth Fund)
(Cost $208,274,068) - 105.5%		$223,749,523
Other assets and liabilities, net - (5.5%)		(11,595,087)
TOTAL NET ASSETS - 100.0%		$212,154,436

Small Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.4%
Consumer discretionary - 14.3%
Auto components - 0.9%
Visteon Corp. (I)	14,306	$1,715,432
Distributors - 1.0%
Pool Corp.	22,645	1,857,796
Hotels, restaurants and leisure - 7.0%
BJ’s Restaurants, Inc. (I)	29,527	1,352,337
Brinker International, Inc.	23,860	1,088,493
Choice Hotels International, Inc.	14,641	747,862
Domino’s Pizza, Inc.	14,239	1,530,265
Dunkin’ Brands Group, Inc.	29,712	1,260,383
Jack in the Box, Inc.	20,318	1,506,377
Penn National Gaming, Inc. (I)	85,006	1,355,846
Texas Roadhouse, Inc.	41,441	1,450,435
The Cheesecake Factory, Inc.	26,912	1,268,363
Vail Resorts, Inc.	14,411	1,737,967
		13,298,328
Household durables - 0.7%
CalAtlantic Group, Inc. (I)	31,857	1,341,180
Leisure products - 0.8%
Brunswick Corp.	28,376	1,493,429
Media - 0.8%
IMAX Corp. (I)	40,129	1,520,087
Specialty retail - 0.9%
DSW, Inc., Class A	35,667	818,914
Five Below, Inc. (I)	30,245	847,162
		1,666,076
Textiles, apparel and luxury goods - 2.2%
Carter’s, Inc.	14,862	1,281,550
G-III Apparel Group, Ltd. (I)	37,499	1,720,079
Steven Madden, Ltd. (I)	41,376	1,319,894
		4,321,523
		27,213,851
Consumer staples - 1.7%
Food products - 1.7%
B&G Foods, Inc.	33,162	1,252,860
Lancaster Colony Corp.	16,244	1,888,527
		3,141,387
		3,141,387
Energy - 2.2%
Energy equipment and services - 1.0%
Dril-Quip, Inc. (I)	14,733	929,800
Patterson-UTI Energy, Inc.	58,800	953,736
		1,883,536
Oil, gas and consumable fuels - 1.2%
Energen Corp.	18,980	1,125,324
Laredo Petroleum, Inc. (I)(L)	94,048	1,024,183
SemGroup Corp., Class A	4,661	161,877
		2,311,384
		4,194,920
Financials - 8.5%
Banks - 4.8%
BankUnited, Inc.	37,069	1,401,208
Cathay General Bancorp	47,861	1,642,590
Cullen/Frost Bankers, Inc.	19,482	1,359,649
Hancock Holding Company	37,229	1,084,108

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Home BancShares, Inc.	39,122	$1,765,185
SVB Financial Group (I)	14,318	1,896,849
		9,149,589
Capital markets - 1.8%
Affiliated Managers Group, Inc. (I)	6,529	1,157,135
Janus Capital Group, Inc.	79,770	1,259,568
WisdomTree Investments, Inc.	46,760	1,017,030
		3,433,733
Diversified financial services - 0.5%
MarketAxess Holdings, Inc.	9,591	1,024,127
Insurance - 0.8%
American Equity Investment Life
Holding Company	57,881	1,551,790
Real estate investment trusts - 0.6%
Corrections Corp. of America	42,769	1,102,585
		16,261,824
Health care - 24.1%
Biotechnology - 7.8%
ACADIA Pharmaceuticals, Inc. (I)	23,257	882,603
Alnylam Pharmaceuticals, Inc. (I)	8,739	909,380
Anacor Pharmaceuticals, Inc. (I)	13,369	1,560,563
Cepheid, Inc. (I)	28,347	1,018,791
Enanta Pharmaceuticals, Inc. (I)(L)	17,834	561,771
Exelixis, Inc. (I)(L)	158,791	908,285
Halozyme Therapeutics, Inc. (I)	52,664	937,419
Incyte Corp. (I)	12,762	1,457,931
Insys Therapeutics, Inc. (I)(L)	27,240	867,866
Momenta Pharmaceuticals, Inc. (I)	87,658	1,565,572
Neurocrine Biosciences, Inc. (I)	34,617	1,882,126
Repligen Corp. (I)	37,716	1,072,266
Seattle Genetics, Inc. (I)	29,288	1,229,510
		14,854,083
Health care equipment and supplies - 4.7%
Alere, Inc. (I)	17,397	717,974
DexCom, Inc. (I)	30,902	2,627,288
Hill-Rom Holdings, Inc.	30,665	1,561,155
NuVasive, Inc. (I)	28,381	1,479,785
NxStage Medical, Inc. (I)	48,604	948,264
Sirona Dental Systems, Inc. (I)	15,388	1,669,290
		9,003,756
Health care providers and services - 5.8%
Chemed Corp.	17,154	2,650,121
Community Health Systems, Inc. (I)	32,861	950,997
Envision Healthcare Holdings, Inc. (I)	37,370	1,027,675
HealthEquity, Inc. (I)	42,908	1,415,964
HealthSouth Corp.	38,672	1,360,868
Select Medical Holdings Corp.	94,898	1,145,419
VCA, Inc. (I)	45,548	2,506,506
		11,057,550
Health care technology - 0.2%
HMS Holdings Corp. (I)	26,696	323,822
Life sciences tools and services - 3.6%
Affymetrix, Inc. (I)	98,148	929,462
Bio-Techne Corp.	14,786	1,348,631
PAREXEL International Corp. (I)	21,048	1,428,107
PerkinElmer, Inc.	29,119	1,547,966
VWR Corp. (I)	58,488	1,560,460
		6,814,626
Pharmaceuticals - 2.0%
Catalent, Inc. (I)	51,535	1,435,250
Impax Laboratories, Inc. (I)	8,398	370,016
Nektar Therapeutics (I)	103,202	1,616,143
Prestige Brands Holdings, Inc. (I)	8,920	453,939
		3,875,348
		45,929,185
Industrials - 14.6%
Aerospace and defense - 1.7%
Hexcel Corp.	30,890	1,454,610
TransDigm Group, Inc. (I)	7,324	1,718,430
		3,173,040
Air freight and logistics - 0.8%
Forward Air Corp.	30,828	1,482,519
Building products - 1.8%
AO Smith Corp.	24,312	1,939,125
Masonite International Corp. (I)	21,488	1,417,348
		3,356,473
Commercial services and supplies - 1.7%
Pitney Bowes, Inc.	69,176	1,494,202
Steelcase, Inc., Class A	84,674	1,693,480
		3,187,682
Electrical equipment - 1.6%
Acuity Brands, Inc.	13,406	3,095,177
Machinery - 2.5%
ITT Corp.	40,134	1,593,721
WABCO Holdings, Inc. (I)	16,140	1,734,727
Wabtec Corp.	19,328	1,548,559
		4,877,007
Marine - 0.7%
Kirby Corp. (I)	21,197	1,369,326
Professional services - 0.8%
CEB, Inc.	18,872	1,458,239
Road and rail - 2.1%
Knight Transportation, Inc.	61,885	1,641,190
Old Dominion Freight Line, Inc. (I)	20,768	1,323,129
Swift Transportation Company (I)	66,157	1,056,527
		4,020,846
Trading companies and distributors - 0.9%
Watsco, Inc.	14,403	1,830,765
		27,851,074
Information technology - 26.8%
Communications equipment - 1.8%
ARRIS Group, Inc. (I)	62,510	1,910,931
Infinera Corp. (I)	70,251	1,582,053
		3,492,984
Electronic equipment, instruments and components - 1.6%
Cognex Corp.	33,384	1,238,546
SYNNEX Corp.	18,792	1,771,522
		3,010,068
Internet software and services - 2.6%
CoStar Group, Inc. (I)	12,353	2,584,742
HomeAway, Inc. (I)	39,147	1,384,238
Pandora Media, Inc. (I)	65,752	907,378
		4,876,358

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT services - 2.3%
Booz Allen Hamilton Holding Corp.	57,894	$1,762,872
EPAM Systems, Inc. (I)	32,715	2,575,652
		4,338,524
Semiconductors and semiconductor equipment - 4.9%
Atmel Corp.	181,532	1,570,252
Cavium, Inc. (I)	23,314	1,564,603
MKS Instruments, Inc.	35,427	1,306,193
Monolithic Power Systems, Inc.	29,021	1,983,005
Power Integrations, Inc.	27,279	1,410,324
Silicon Laboratories, Inc. (I)	27,273	1,475,742
		9,310,119
Software - 12.7%
Aspen Technology, Inc. (I)	37,337	1,640,961
CommVault Systems, Inc. (I)	31,472	1,289,723
Fair Isaac Corp.	16,022	1,526,096
Guidewire Software, Inc. (I)	29,853	1,771,178
Interactive Intelligence Group, Inc. (I)	23,736	817,943
Manhattan Associates, Inc. (I)	58,295	4,465,397
Mentor Graphics Corp.	60,165	1,126,890
MicroStrategy, Inc., Class A (I)	9,706	1,682,729
Proofpoint, Inc. (I)	25,278	1,853,130
Qlik Technologies, Inc. (I)	48,476	1,542,022
Qualys, Inc. (I)	36,004	1,384,714
SolarWinds, Inc. (I)	30,425	1,777,733
Take-Two Interactive Software, Inc. (I)	7,090	250,773
The Ultimate Software Group, Inc. (I)	9,910	1,957,225
Verint Systems, Inc. (I)	24,554	1,150,355
		24,236,869
Technology hardware, storage and peripherals - 0.9%
Cray, Inc. (I)	52,448	1,818,372
		51,083,294
Materials - 2.9%
Chemicals - 0.8%
PolyOne Corp.	44,421	1,598,268
Construction materials - 0.9%
Martin Marietta Materials, Inc.	10,789	1,698,189
Containers and packaging - 0.8%
Berry Plastics Group, Inc. (I)	40,113	1,458,509
Metals and mining - 0.4%
Carpenter Technology Corp.	19,169	688,934
		5,443,900
Telecommunication services - 1.3%
Wireless telecommunication services - 1.3%
SBA Communications Corp., Class A (I)	23,473	2,468,421
TOTAL COMMON STOCKS (Cost $132,035,630)		$183,587,856

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	308,869	3,090,355
TOTAL SECURITIES LENDING
COLLATERAL (Cost $3,090,299)		$3,090,355

SHORT-TERM INVESTMENTS - 3.8%
Money market funds - 3.8%
State Street Institutional Liquid Reserves
Fund, 0.1503% (Y)	7,323,391	$7,323,391
TOTAL SHORT-TERM INVESTMENTS (Cost $7,323,391)		$7,323,391
Total Investments (Small Company Growth Fund)
(Cost $142,449,320) - 101.8%		$194,001,602
Other assets and liabilities, net - (1.8%)		(3,453,466)
TOTAL NET ASSETS - 100.0%		$190,548,136

Small Company Value Fund
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.8%
Consumer discretionary - 11.3%
Auto components - 1.6%
Dorman Products, Inc. (I)(L)	42,300	$2,018,556
Drew Industries, Inc.	43,600	2,634,747
		4,653,303
Distributors - 1.0%
Pool Corp.	36,100	2,961,644
Diversified consumer services - 0.7%
American Public Education, Inc. (I)	44,100	1,026,207
Capella Education Company	22,500	1,080,000
		2,106,207
Hotels, restaurants and leisure - 0.6%
Interval Leisure Group, Inc.	46,300	723,206
Red Robin Gourmet Burgers, Inc. (I)	12,600	850,248
		1,573,454
Household durables - 2.3%
Cavco Industries, Inc. (I)	20,900	1,937,430
CSS Industries, Inc.	48,200	1,398,282
Ethan Allen Interiors, Inc.	58,500	1,659,060
Meritage Homes Corp. (I)	39,000	1,455,090
		6,449,862
Media - 1.5%
Cable One, Inc.	2,400	1,071,024
New Media Investment Group, Inc.	104,800	1,908,408
Scholastic Corp.	29,200	1,247,424
		4,226,856
Multiline retail - 0.4%
Fred’s, Inc., Class A	75,100	1,237,648
Specialty retail - 1.9%
Aaron’s, Inc.	108,200	2,626,014
Party City Holdco, Inc. (I)	35,300	448,310
Pier 1 Imports, Inc. (L)	190,150	1,285,414
Sportsman’s Warehouse Holdings, Inc. (I)	98,700	1,130,115
		5,489,853
Textiles, apparel and luxury goods - 1.3%
Crocs, Inc. (I)	51,700	575,163
Culp, Inc.	58,000	1,634,440
Steven Madden, Ltd. (I)	46,400	1,480,160
		3,689,763
		32,388,590

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples - 3.1%
Food and staples retailing - 1.3%
PriceSmart, Inc.	26,700	$2,488,440
SpartanNash Company	52,700	1,139,374
		3,627,814
Food products - 1.0%
Pinnacle Foods, Inc.	32,100	1,397,634
Post Holdings, Inc. (I)	20,200	1,404,304
		2,801,938
Household products - 0.4%
Energizer Holdings, Inc.	33,300	1,126,206
Tobacco - 0.4%
Vector Group, Ltd. (L)	50,765	1,284,862
		8,840,820
Energy - 5.0%
Energy equipment and services - 1.9%
Atwood Oceanics, Inc. (L)	52,200	828,936
Bristow Group, Inc.	24,600	751,530
RPC, Inc. (L)	109,700	1,453,525
Tesco Corp.	78,800	662,708
TETRA Technologies, Inc. (I)	178,600	1,664,552
		5,361,251
Oil, gas and consumable fuels - 3.1%
Clayton Williams Energy, Inc. (I)(L)	32,000	1,805,120
Matador Resources Company (I)(L)	124,200	3,191,940
PDC Energy, Inc. (I)	23,400	1,321,866
Teekay Tankers, Ltd., Class A	195,800	1,378,432
WPX Energy, Inc. (I)	134,300	1,152,294
		8,849,652
		14,210,903
Financials - 33.7%
Banks - 12.8%
BankUnited, Inc.	48,500	1,833,300
BBCN Bancorp, Inc.	97,400	1,841,834
Columbia Banking System, Inc.	90,200	3,205,708
East West Bancorp, Inc.	116,295	5,044,877
Glacier Bancorp, Inc.	103,900	3,052,582
Home BancShares, Inc.	156,200	7,047,744
National Bank Holdings Corp., Class A	90,800	2,061,160
Popular, Inc.	84,400	2,507,524
Sandy Spring Bancorp, Inc.	63,700	1,871,506
Signature Bank (I)	2,100	332,115
SVB Financial Group (I)	34,100	4,517,568
Wintrust Financial Corp.	61,000	3,210,430
		36,526,348
Capital markets - 2.7%
Hercules Technology Growth Capital, Inc. (L)	159,100	1,840,787
Houlihan Lokey, Inc.	14,800	361,860
Janus Capital Group, Inc.	79,700	1,258,463
Main Street Capital Corp. (L)	37,200	1,187,052
Safeguard Scientifics, Inc. (I)	63,600	1,036,044
TPG Specialty Lending, Inc.	58,000	998,180
Waddell & Reed Financial, Inc., Class A	30,700	1,148,180
		7,830,566
Diversified financial services - 0.5%
Compass Diversified Holdings	86,700	1,388,934
Insurance - 4.9%
Assured Guaranty, Ltd.	54,202	1,433,101
Employers Holdings, Inc.	74,950	2,054,380
National Interstate Corp.	64,400	1,683,416
ProAssurance Corp.	110,600	5,851,846
RenaissanceRe Holdings, Ltd.	6,600	731,016
Safety Insurance Group, Inc.	15,600	873,756
State Auto Financial Corp.	56,900	1,320,649
Third Point Reinsurance, Ltd. (I)	6,200	88,102
		14,036,266
Real estate investment trusts - 10.0%
Acadia Realty Trust	76,700	2,572,518
American Assets Trust, Inc.	18,400	732,504
American Campus Communities, Inc.	44,800	1,809,920
CatchMark Timber Trust, Inc., Class A	72,390	821,627
Cedar Realty Trust, Inc.	208,200	1,524,024
Corporate Office Properties Trust	48,600	1,083,294
Douglas Emmett, Inc.	25,200	780,696
First Potomac Realty Trust	140,100	1,627,962
Hatteras Financial Corp.	94,700	1,333,376
Kilroy Realty Corp.	30,100	2,008,573
Kite Realty Group Trust	62,600	1,684,566
LaSalle Hotel Properties	71,100	2,005,731
Potlatch Corp.	47,100	1,574,082
PS Business Parks, Inc.	19,300	1,706,506
Redwood Trust, Inc.	101,400	1,397,292
RLJ Lodging Trust	70,200	1,712,880
Rouse Properties, Inc.	44,400	714,840
Saul Centers, Inc.	37,200	2,069,436
Washington Real Estate Investment Trust	58,900	1,620,339
		28,780,166
Real estate management and development - 0.4%
Forestar Group, Inc. (I)	55,500	754,245
RE/MAX Holdings, Inc., Class A	7,800	292,578
		1,046,823
Thrifts and mortgage finance - 2.4%
Beneficial Bancorp, Inc. (I)	126,600	1,767,336
Radian Group, Inc.	127,400	1,815,450
United Financial Bancorp, Inc.	122,600	1,705,366
WSFS Financial Corp.	48,100	1,643,096
		6,931,248
		96,540,351
Health care - 6.9%
Health care equipment and supplies - 4.5%
Analogic Corp.	18,100	1,512,255
Atrion Corp.	7,000	2,946,300
Halyard Health, Inc. (I)	64,800	2,072,952
Quidel Corp. (I)	80,200	1,739,538
West Pharmaceutical Services, Inc.	73,700	4,646,785
		12,917,830
Health care providers and services - 2.4%
National HealthCare Corp.	32,500	2,245,750
Select Medical Holdings Corp.	88,000	1,062,160
The Ensign Group, Inc.	13,100	623,167
Triple-S Management Corp., Class B (I)	46,930	1,240,829
WellCare Health Plans, Inc. (I)	19,800	1,633,104
		6,805,010
		19,722,840

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials - 16.6%
Aerospace and defense - 0.4%
Cubic Corp.	21,100	$1,024,616
Triumph Group, Inc.	3,600	144,180
		1,168,796
Air freight and logistics - 0.7%
UTi Worldwide, Inc. (I)	273,400	1,913,800
Building products - 0.9%
Universal Forest Products, Inc.	32,800	2,534,128
Commercial services and supplies - 3.6%
Brady Corp., Class A	60,900	1,607,151
G&K Services, Inc., Class A	40,600	2,706,802
Matthews International Corp., Class A	33,000	1,973,730
McGrath RentCorp	95,600	2,789,608
MSA Safety, Inc.	28,800	1,350,720
		10,428,011
Construction and engineering - 1.2%
Aegion Corp. (I)	76,800	1,692,672
Comfort Systems USA, Inc.	57,600	1,828,224
		3,520,896
Machinery - 3.2%
CIRCOR International, Inc.	32,200	1,463,490
ESCO Technologies, Inc.	59,200	2,322,416
Hillenbrand, Inc.	33,570	1,016,835
Nordson Corp.	19,400	1,407,082
RBC Bearings, Inc. (I)	20,200	1,426,524
Sun Hydraulics Corp.	43,600	1,435,748
		9,072,095
Marine - 0.6%
Kirby Corp. (I)	27,200	1,757,120
Professional services - 1.2%
FTI Consulting, Inc. (I)	38,200	1,427,916
Navigant Consulting, Inc. (I)	112,400	1,967,000
		3,394,916
Road and rail - 3.1%
Genesee & Wyoming, Inc., Class A (I)	55,000	3,809,850
Landstar System, Inc.	66,000	4,119,720
Universal Truckload Services, Inc.	52,400	850,976
		8,780,546
Trading companies and distributors - 1.7%
Beacon Roofing Supply, Inc. (I)	79,100	3,383,107
Kaman Corp.	39,000	1,565,460
		4,948,567
		47,518,875
Information technology - 10.1%
Communications equipment - 0.8%
Ixia (I)	130,800	1,708,248
Sonus Networks, Inc. (I)	52,020	366,221
		2,074,469
Electronic equipment, instruments and components - 6.0%
Badger Meter, Inc.	26,000	1,581,580
Belden, Inc.	44,500	2,793,265
Electro Rent Corp.	119,800	1,239,930
Fabrinet (I)	38,700	926,091
Littelfuse, Inc.	34,600	3,756,176
Methode Electronics, Inc.	43,700	1,576,696
Newport Corp. (I)	48,700	807,933
SYNNEX Corp.	47,900	4,515,533
		17,197,204
Semiconductors and semiconductor equipment - 2.8%
Advanced Energy Industries, Inc. (I)	68,200	1,989,394
Brooks Automation, Inc.	106,500	1,187,475
Cabot Microelectronics Corp. (I)	52,100	2,186,116
Intersil Corp., Class A	86,300	1,249,624
Veeco Instruments, Inc. (I)	71,800	1,468,310
		8,080,919
Software - 0.5%
Progress Software Corp. (I)	62,000	1,487,380
		28,839,972
Materials - 5.3%
Chemicals - 2.4%
American Vanguard Corp.	67,400	1,062,224
Innospec, Inc.	53,800	3,141,920
Minerals Technologies, Inc.	45,600	2,806,224
		7,010,368
Containers and packaging - 0.6%
Myers Industries, Inc.	107,800	1,670,900
Metals and mining - 1.0%
Carpenter Technology Corp.	51,300	1,843,722
Reliance Steel & Aluminum Company	16,200	952,722
		2,796,444
Paper and forest products - 1.3%
Clearwater Paper Corp. (I)	41,500	2,025,615
Wausau Paper Corp.	175,300	1,795,072
		3,820,687
		15,298,399
Utilities - 6.8%
Electric utilities - 3.4%
Cleco Corp.	37,900	1,899,169
El Paso Electric Company	65,300	2,523,845
PNM Resources, Inc.	117,800	3,416,200
Portland General Electric Company	53,100	1,960,452
		9,799,666
Gas utilities - 2.4%
Atmos Energy Corp.	14,000	872,340
ONE Gas, Inc.	58,700	2,861,625
Southwest Gas Corp.	27,900	1,564,632
WGL Holdings, Inc.	25,900	1,596,994
		6,895,591
Multi-utilities - 1.0%
NorthWestern Corp.	51,700	2,819,201
		19,514,458
TOTAL COMMON STOCKS (Cost $187,953,742)		$282,875,208

SECURITIES LENDING COLLATERAL - 3.3%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	953,650	9,541,647
TOTAL SECURITIES LENDING
COLLATERAL (Cost $9,541,455)		$9,541,647

SHORT-TERM INVESTMENTS - 1.2%

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 1.2%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	667,618	$667,618
T. Rowe Price Reserve Investment
Fund, 0.1237% (Y)	2,694,364	2,694,364
		3,361,982
TOTAL SHORT-TERM INVESTMENTS (Cost $3,361,982)		$3,361,982
Total Investments (Small Company Value Fund)
(Cost $200,857,179) - 103.3%		$295,778,837
Other assets and liabilities, net - (3.3%)		(9,483,373)
TOTAL NET ASSETS - 100.0%		$286,295,464

Strategic Equity Allocation Fund
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.9%
Consumer discretionary - 13.5%
Auto components - 0.8%
Aisin Seiki Company, Ltd.	27,700	$1,109,778
American Axle &
Manufacturing Holdings, Inc. (I)	12,796	291,237
BorgWarner, Inc.	54,298	2,317,982
Bridgestone Corp.	93,800	3,341,056
Cheng Shin Rubber Industry Company, Ltd.	154,516	258,810
Cie Generale des Etablissements Michelin	28,929	2,897,235
Continental AG	14,364	3,460,514
Cooper Tire & Rubber Company	9,719	408,101
Cooper-Standard Holding, Inc. (I)	2,302	170,210
Dana Holding Corp.	68,688	1,129,231
Delphi Automotive PLC	72,395	6,362,073
Denso Corp.	70,200	3,349,091
Dorman Products, Inc. (I)	4,541	216,697
Drew Industries, Inc.	4,059	245,285
Federal-Mogul Holdings Corp. (I)	5,106	41,767
Fox Factory Holding Corp. (I)	2,905	51,622
Gentex Corp.	75,345	1,260,899
Gentherm, Inc. (I)	6,130	311,649
GKN PLC	215,362	974,034
Halla Visteon Climate Control Corp.	5,051	198,728
Hankook Tire Company, Ltd.	10,046	400,015
Horizon Global Corp. (I)	3,607	31,345
Hyundai Mobis Company, Ltd.	9,210	1,982,006
Hyundai Wia Corp.	2,206	230,053
Johnson Controls, Inc.	164,638	7,573,348
Koito Manufacturing Company, Ltd.	15,000	608,599
Magna International, Inc.	47,643	2,166,937
Modine Manufacturing Company (I)	8,931	83,862
Motorcar Parts of America, Inc. (I)	3,153	126,309
MPG Holdco I, Inc.	2,028	45,671
NGK Spark Plug Company, Ltd.	25,800	702,895
NHK Spring Company, Ltd.	23,600	242,616
NOK Corp.	13,300	358,616
Nokian Renkaat OYJ	17,460	683,980
Standard Motor Products, Inc.	3,423	142,944
Stanley Electric Company, Ltd.	20,300	449,129
Stoneridge, Inc. (I)	5,093	74,511
Strattec Security Corp.	747	46,583
Sumitomo Electric Industries, Ltd.	108,800	1,548,174
Sumitomo Rubber Industries, Ltd.	24,100	325,717
Superior Industries International, Inc.	4,278	83,464
Tenneco, Inc. (I)	10,317	555,880
The Goodyear Tire & Rubber Company	64,597	2,253,143
The Yokohama Rubber Company, Ltd.	14,000	240,907
Tower International, Inc.	3,782	115,956
Toyoda Gosei Company, Ltd.	8,800	209,233
Toyota Industries Corp.	23,600	1,251,545
Valeo SA	12,371	1,912,539
		52,841,976
Automobiles - 1.6%
Astra International Tbk PT	1,246,408	532,443
Bayerische Motoren Werke AG	43,224	4,707,355
Brilliance China Automotive Holdings, Ltd.	269,500	341,620
Byd Company, Ltd., H Shares (I)	57,494	310,151
China Motor Corp.	46,000	28,956
Chongqing Changan Automobile
Company, Ltd., Class B	77,000	149,283
Daihatsu Motor Company, Ltd.	27,000	350,326
Daimler AG	125,630	11,214,202
Dongfeng Motor Group Company, Ltd.,
H Shares	240,780	326,422
Fiat Chrysler Automobiles NV (I)	120,701	1,723,117
Ford Motor Company	968,371	13,876,756
Ford Otomotiv Sanayi AS	7,237	81,042
Fuji Heavy Industries, Ltd.	84,800	3,508,827
Geely Automobile Holdings, Ltd.	475,000	248,328
General Motors Company	357,837	12,953,699
Great Wall Motor Company, Ltd., H Shares	320,250	392,718
Guangzhou Automobile Group Company, Ltd.,
H Shares	197,219	188,821
Harley-Davidson, Inc.	49,414	2,417,333
Honda Motor Company, Ltd.	235,000	7,671,836
Hyundai Motor Company	20,842	2,650,343
Isuzu Motors, Ltd.	85,900	966,091
Kia Motors Corp.	35,615	1,612,964
Mahindra & Mahindra, Ltd., ADR	1,434	29,218
Mahindra & Mahindra, Ltd., GDR	21,771	443,591
Mazda Motor Corp.	78,000	1,621,607
Mitsubishi Motors Corp.	92,200	820,895
Nissan Motor Company, Ltd.	358,700	3,831,290
Peugeot SA (I)	67,422	1,202,700
Renault SA	29,975	3,019,431
Suzuki Motor Corp.	52,700	1,620,417
Tata Motors, Ltd., ADR (I)	9,836	310,523
Thor Industries, Inc.	11,727	679,228
Tofas Turk Otomobil Fabrikasi AS	13,443	88,538
Toyota Motor Corp.	394,000	24,521,027
UMW Holdings BHD	29,600	55,443
Volkswagen AG (L)	4,692	698,486
Winnebago Industries, Inc.	4,670	105,075
Yamaha Motor Company, Ltd.	37,900	925,260
Yulon Motor Company, Ltd.	71,000	70,816
		106,296,178
Distributors - 0.1%
Core-Mark Holding Company, Inc.	3,959	337,663
Genuine Parts Company	31,923	2,893,181
Imperial Holdings, Ltd.	13,328	139,799
Jardine Cycle and Carriage, Ltd.	15,154	343,497
LKQ Corp. (I)	78,448	2,313,432
Pool Corp.	7,448	611,034

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
Weyco Group, Inc.	1,271	$34,838
		6,673,444
Diversified consumer services - 0.1%
2U, Inc. (I)(L)	4,105	99,013
American Public Education, Inc. (I)	3,125	72,719
Apollo Education Group, Inc. (I)	16,225	114,549
Ascent Capital Group, Inc., Class A (I)	2,289	45,757
Benesse Holdings, Inc.	9,100	230,832
Bright Horizons Family Solutions, Inc. (I)	6,332	420,002
Capella Education Company	2,186	104,928
Career Education Corp. (I)	11,788	49,745
Carriage Services, Inc.	3,096	76,440
Chegg, Inc. (I)(L)	13,355	96,957
DeVry Education Group, Inc. (L)	25,541	606,599
Estacio Participacoes SA	30,875	106,828
Graham Holdings Company, Class B	1,154	624,603
Grand Canyon Education, Inc. (I)	8,053	319,060
H&R Block, Inc.	46,000	1,687,740
Houghton Mifflin Harcourt Company (I)	23,322	460,843
K12, Inc. (I)	6,054	61,388
Kroton Educacional SA	154,880	369,335
LifeLock, Inc. (I)(L)	16,098	232,455
Regis Corp. (I)	7,010	116,787
Service Corp. International	51,552	1,435,723
Sotheby’s (L)	26,456	748,969
Steiner Leisure, Ltd. (I)	2,238	140,725
Strayer Education, Inc. (I)	1,859	110,034
Weight Watchers International, Inc. (I)(L)	4,903	129,341
		8,461,372
Hotels, restaurants and leisure - 1.5%
Accor SA	32,524	1,371,317
Aristocrat Leisure, Ltd.	56,121	384,191
Belmond, Ltd., Class A (I)	16,556	167,216
Berjaya Sports Toto BHD	44,024	31,874
Biglari Holdings, Inc. (I)	288	106,281
BJ’s Restaurants, Inc. (I)	3,676	168,361
Bloomin’ Brands, Inc.	21,139	365,916
Bob Evans Farms, Inc.	3,801	151,470
Boyd Gaming Corp. (I)	13,547	265,386
Bravo Brio Restaurant Group, Inc. (I)	3,293	35,136
Brinker International, Inc.	15,463	705,422
Buffalo Wild Wings, Inc. (I)	8,107	1,299,066
Caesars Acquisition Company, Class A (I)	8,094	63,943
Caesars Entertainment Corp. (I)(L)	9,617	81,456
Carnival Corp.	88,214	4,457,453
Carnival PLC	24,102	1,255,189
Carrols Restaurant Group, Inc. (I)	6,286	75,683
Chipotle Mexican Grill, Inc. (I)	5,918	3,429,777
Churchill Downs, Inc.	2,296	337,397
Chuy’s Holdings, Inc. (I)	2,929	97,389
ClubCorp Holdings, Inc.	7,702	138,251
Compass Group PLC	216,148	3,758,207
Cracker Barrel Old Country Store, Inc. (L)	9,376	1,180,626
Crown Resorts, Ltd.	38,222	320,620
Darden Restaurants, Inc.	22,236	1,248,996
Dave & Buster’s Entertainment, Inc. (I)	3,910	149,909
Del Frisco’s Restaurant Group, Inc. (I)	4,576	68,594
Denny’s Corp. (I)	14,713	141,833
Diamond Resorts International, Inc. (I)(L)	7,075	198,878
DineEquity, Inc.	2,885	244,763
Domino’s Pizza, Inc.	14,128	1,518,336
Dunkin’ Brands Group, Inc.	24,503	1,039,417
El Pollo Loco Holdings, Inc. (I)(L)	2,592	31,830
Eldorado Resorts, Inc. (I)	5,159	49,991
Fiesta Restaurant Group, Inc. (I)	4,627	177,816
Flight Centre Travel Group, Ltd. (L)	5,825	151,351
Galaxy Entertainment Group, Ltd.	235,000	690,922
Genting BHD	112,000	188,959
Genting Malaysia BHD	140,260	144,906
Genting Singapore PLC	768,000	413,435
InterContinental Hotels Group PLC	30,889	1,185,965
International Speedway Corp., Class A	11,887	423,058
Interval Leisure Group, Inc.	6,671	104,201
Intrawest Resorts Holdings, Inc. (I)	3,160	29,072
Isle of Capri Casinos, Inc. (I)	3,952	72,875
J Alexander’s Holdings, Inc. (I)	2,268	24,132
Jack in the Box, Inc.	15,745	1,167,334
Jamba, Inc. (I)(L)	2,757	38,515
Jollibee Foods Corp.	41,450	176,629
Kangwon Land, Inc.	15,905	524,284
Kona Grill, Inc. (I)	2,017	28,056
Krispy Kreme Doughnuts, Inc. (I)	11,062	156,417
La Quinta Holdings, Inc. (I)	15,875	237,966
Marriott International, Inc., Class A	37,416	2,653,169
Marriott Vacations Worldwide Corp.	4,349	264,550
McDonald’s Corp.	183,361	20,932,492
McDonald’s Holdings
Company Japan, Ltd. (L)	8,900	216,221
Merlin Entertainments PLC (S)	90,262	555,864
MGM China Holdings, Ltd.	100,800	132,395
Minor International PCL, Foreign Shares	239,630	246,101
Monarch Casino & Resort, Inc. (I)	2,541	56,969
Noodles & Company (I)(L)	2,062	22,888
Oriental Land Company, Ltd.	28,900	1,644,216
Panera Bread Company, Class A (I)	6,280	1,141,704
Papa John’s International, Inc.	4,922	282,917
Papa Murphy’s Holdings, Inc. (I)(L)	1,644	20,057
Paradise Company, Ltd. (I)	6,146	106,445
Penn National Gaming, Inc. (I)	13,639	217,542
Pinnacle Entertainment, Inc. (I)	10,261	336,458
Planet Fitness, Inc., Class A (I)	2,970	46,956
Popeyes Louisiana Kitchen, Inc. (I)	3,947	228,373
Potbelly Corp. (I)(L)	4,143	51,663
Red Robin Gourmet Burgers, Inc. (I)	2,403	162,154
Restaurant Brands International, Inc.	23,656	864,083
Royal Caribbean Cruises, Ltd.	32,397	3,000,286
Ruby Tuesday, Inc. (I)	11,290	62,434
Ruth’s Hospitality Group, Inc.	6,386	110,159
Sands China, Ltd.	242,452	816,822
Scientific Games Corp., Class A (I)(L)	8,887	81,938
SeaWorld Entertainment, Inc. (L)	11,475	200,927
Shake Shack, Inc., Class A (I)(L)	1,000	45,950
Shangri-La Asia, Ltd.	134,500	125,223
SJM Holdings, Ltd.	206,384	151,279
Sodexo	14,595	1,441,528
Sonic Corp.	8,934	259,622
Starbucks Corp.	288,613	17,717,952
Starwood Hotels & Resorts Worldwide, Inc.	33,251	2,388,752
Tabcorp Holdings, Ltd.	86,362	284,981
Tatts Group, Ltd.	151,577	455,117
Texas Roadhouse, Inc.	11,889	416,115
The Cheesecake Factory, Inc.	19,846	935,342
The Habit Restaurants, Inc., Class A (I)(L)	2,155	51,914
The Marcus Corp.	3,704	73,710
The Wendy’s Company	56,054	589,128

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Tsogo Sun Holdings, Ltd.	26,168	$41,590
Tui AG	65,017	1,078,575
Vail Resorts, Inc.	6,173	744,464
Whitbread PLC	23,722	1,624,177
William Hill PLC (I)	112,854	607,642
Wingstop, Inc. (I)(L)	1,224	26,377
Wyndham Worldwide Corp.	23,034	1,748,741
Wynn Macau, Ltd.	156,950	195,492
Wynn Resorts, Ltd. (L)	15,861	995,595
Yum! Brands, Inc.	82,021	5,947,343
Zoe’s Kitchen, Inc. (I)(L)	3,314	112,742
		103,391,201
Household durables - 0.8%
Arcelik AS	22,928	123,940
Barratt Developments PLC	129,892	1,174,996
Bassett Furniture Industries, Inc.	1,864	58,455
Beazer Homes USA, Inc. (I)	5,508	78,985
CalAtlantic Group, Inc. (I)	32,914	1,385,679
Casio Computer Company, Ltd. (L)	28,900	637,193
Cavco Industries, Inc. (I)	1,578	146,281
Century Communities, Inc. (I)	2,805	53,519
Coway Company, Ltd.	7,297	530,063
CSS Industries, Inc.	2,063	59,848
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	25,561	48,765
D.R. Horton, Inc.	79,417	2,565,963
Electrolux AB, Series B	31,302	917,397
Ethan Allen Interiors, Inc.	4,414	125,181
Flexsteel Industries, Inc.	1,086	52,106
Garmin, Ltd. (L)	27,598	1,044,584
Green Brick Partners, Inc. (I)	3,719	28,078
Haier Electronics Group Company, Ltd.	113,000	203,093
Hanssem Company, Ltd.	1,272	259,810
Harman International Industries, Inc.	17,549	1,810,355
Helen of Troy, Ltd. (I)	4,821	498,540
Hooker Furniture Corp.	2,301	63,047
Hovnanian Enterprises, Inc., Class A (I)(L)	21,987	40,236
Husqvarna AB, B Shares	54,058	351,959
Iida Group Holdings Company, Ltd.	20,700	402,519
Installed Building Products, Inc. (I)	3,445	86,332
iRobot Corp. (I)	5,144	170,215
Jarden Corp. (I)	51,044	2,382,734
KB Home (L)	37,296	525,501
La-Z-Boy, Inc.	8,691	233,006
Leggett & Platt, Inc.	31,898	1,486,447
Lennar Corp., Class A	42,518	2,177,347
LG Electronics, Inc.	14,378	671,710
LGI Homes, Inc. (I)(L)	2,401	79,857
Libbey, Inc.	3,777	94,765
Lifetime Brands, Inc.	2,164	30,101
M/I Homes, Inc. (I)	4,266	99,654
MDC Holdings, Inc.	16,656	436,887
Meritage Homes Corp. (I)	6,727	250,984
Mohawk Industries, Inc. (I)	15,325	2,922,784
NACCO Industries, Inc., Class A	913	38,583
Newell Rubbermaid, Inc.	64,757	2,892,048
Nikon Corp. (L)	49,100	659,677
NVR, Inc. (I)	982	1,652,195
Panasonic Corp.	318,800	3,605,479
Persimmon PLC (I)	40,097	1,155,796
PulteGroup, Inc.	74,803	1,457,162
Rinnai Corp.	5,100	456,777
Sekisui Chemical Company, Ltd.	60,100	716,894
Sekisui House, Ltd.	87,200	1,475,431
Sharp Corp. (I)(L)	215,000	219,868
Skullcandy, Inc. (I)	4,607	18,750
Sony Corp.	181,400	4,700,083
Steinhoff International Holdings, Ltd.	164,039	960,357
Taylor Morrison Home Corp., Class A (I)	5,631	98,543
Taylor Wimpey PLC	425,766	1,247,188
Techtronic Industries Company	136,500	554,489
Tempur Sealy International, Inc. (I)	15,923	1,265,879
Toll Brothers, Inc. (I)	41,717	1,551,038
TRI Pointe Group, Inc. (I)	64,920	905,634
Tupperware Brands Corp.	12,834	728,586
Universal Electronics, Inc. (I)	2,799	148,319
WCI Communities, Inc. (I)	2,724	65,948
Whirlpool Corp.	18,950	3,079,754
William Lyon Homes, Class A (I)	3,377	58,996
ZAGG, Inc. (I)	5,112	52,756
		54,075,146
Internet and catalog retail - 1.3%
1-800-Flowers.com, Inc., Class A (I)	4,711	36,416
Amazon.com, Inc. (I)	78,597	52,251,286
B2W Cia Digital (I)	11,615	44,221
Blue Nile, Inc. (I)	2,026	73,868
Etsy, Inc. (I)	3,475	32,352
EVINE Live, Inc. (I)	9,365	17,419
Expedia, Inc.	21,055	2,592,081
FTD Companies, Inc. (I)	3,099	82,185
HSN, Inc.	13,815	689,369
Lands’ End, Inc. (I)(L)	2,799	67,288
Liberty TripAdvisor Holdings, Inc., Class A (I)	12,783	382,723
Netflix, Inc. (I)	88,682	10,937,151
Nutrisystem, Inc.	4,960	113,782
Overstock.com, Inc. (I)	2,044	26,899
PetMed Express, Inc. (L)	3,975	66,780
Rakuten, Inc.	134,200	1,693,286
Shutterfly, Inc. (I)	6,445	295,826
The Priceline Group, Inc. (I)	10,355	12,931,842
TripAdvisor, Inc. (I)	23,753	1,956,535
Wayfair, Inc., Class A (I)(L)	3,429	129,993
		84,421,302
Leisure products - 0.2%
Arctic Cat, Inc.	2,457	54,693
Bandai Namco Holdings, Inc.	25,500	568,438
Black Diamond, Inc. (I)	4,147	20,196
Brunswick Corp.	23,655	1,244,963
Callaway Golf Company	14,124	142,370
Escalade, Inc.	2,015	24,180
Giant Manufacturing Company, Ltd.	27,000	183,381
Hasbro, Inc.	27,519	2,011,364
JAKKS Pacific, Inc. (I)(L)	4,127	33,965
Malibu Boats, Inc., Class A (I)	3,610	56,027
Mattel, Inc.	83,164	2,067,457
Merida Industry Company, Ltd.	21,100	117,275
Nautilus, Inc. (I)	5,355	102,870
Performance Sports Group, Ltd. (I)	7,726	91,630
Polaris Industries, Inc. (L)	15,827	1,668,641
Sankyo Company, Ltd.	6,700	265,223
Sega Sammy Holdings, Inc.	27,700	299,280
Shimano, Inc.	11,400	1,695,799
Smith & Wesson Holding Corp. (I)	9,167	168,123
Sturm Ruger & Company, Inc.	3,220	167,762
Vista Outdoor, Inc. (I)	16,256	716,077

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Yamaha Corp.	24,100	$606,100
		12,305,814
Media - 3.2%
Alibaba Pictures Group, Ltd. (I)	910,000	222,608
Altice NV, Class A (I)	48,145	737,579
Altice NV, Class B (I)	14,706	228,721
AMC Entertainment Holdings, Inc., Class A	3,705	94,144
AMC Networks, Inc., Class A (I)	15,662	1,273,477
Astro Malaysia Holdings BHD	86,700	57,792
Axel Springer AG	5,583	311,161
BEC World PCL	133,200	122,679
Cable One, Inc.	1,143	510,075
Cablevision Systems Corp., Class A	58,664	1,789,252
Carmike Cinemas, Inc. (I)	4,314	94,261
CBS Corp., Class B	118,069	5,960,123
Central European Media
Enterprises, Ltd., Class A (I)(L)	14,760	32,620
Cheil Worldwide, Inc. (I)	10,885	191,938
Cinemark Holdings, Inc.	27,141	941,793
Comcast Corp., Class A	561,377	34,165,404
Comcast Corp., Special Class A	98,440	6,008,778
Crown Media Holdings, Inc., Class A (I)	6,000	34,020
Cumulus Media, Inc., Class A (I)	24,009	9,529
Cyfrowy Polsat SA (I)	31,298	186,286
Daily Journal Corp. (I)(L)	232	46,718
Dentsu, Inc.	31,300	1,757,265
Discovery
Communications, Inc., Series A (I)(L)	39,156	1,219,318
Discovery Communications, Inc., Series C (I)	70,416	2,082,905
DreamWorks Animation
SKG, Inc., Class A (I)(L)	31,221	769,285
Entercom Communications Corp., Class A (I)	5,083	61,555
Entravision Communications Corp., Class A	10,932	91,719
Eros International PLC (I)	4,799	46,646
Eutelsat Communications (L)	26,087	778,196
Global Eagle Entertainment, Inc. (I)	7,819	84,680
Global Mediacom Tbk PT	365,300	22,030
Gray Television, Inc. (I)	10,877	182,190
Grupo Televisa SAB	371,100	2,092,974
Hakuhodo DY Holdings, Inc.	34,700	373,053
Harte-Hanks, Inc.	9,900	37,224
IMAX Corp. (I)	10,172	385,315
ITV PLC	499,247	2,036,615
JCDecaux SA	11,468	425,195
John Wiley & Sons, Inc., Class A	12,704	655,399
Journal Media Group, Inc.	4,730	57,044
Kabel Deutschland Holding AG	2,775	339,069
Lagardere SCA	18,206	536,918
Live Nation Entertainment, Inc. (I)	37,485	951,744
Loral Space & Communications, Inc. (I)	2,297	101,619
Martha Stewart Living
Omnimedia, Inc., Class A (I)	5,415	32,869
MDC Partners, Inc., Class A	7,465	160,871
Media General, Inc. (I)(L)	16,367	254,180
Media Nusantara Citra Tbk PT	311,600	36,539
Meredith Corp.	15,920	742,668
Naspers, Ltd., N Shares	28,380	4,225,358
National CineMedia, Inc.	10,704	169,872
New Media Investment Group, Inc.	7,671	139,689
News Corp., Class A	109,781	1,575,357
News Corp., Class B	20,032	289,663
Nexstar Broadcasting Group, Inc., Class A	5,383	315,390
Numericable Group SA (I)	15,205	650,426
Omnicom Group, Inc.	64,618	4,776,563
Pearson PLC	106,824	1,329,680
ProSiebenSat.1 Media AG	28,546	1,495,942
Publicis Groupe SA	29,311	1,848,440
REA Group, Ltd.	5,492	198,548
Reading International, Inc., Class A (I)	3,311	47,778
Reed Elsevier NV	133,209	2,303,891
RELX PLC	145,907	2,631,875
Rentrak Corp. (I)(L)	2,182	105,587
RTL Group SA	5,010	437,749
Scholastic Corp.	4,551	194,419
Scripps Networks Interactive, Inc., Class A	25,462	1,446,242
SES SA	49,579	1,375,321
SFX Entertainment, Inc. (I)	8,025	2,248
Shaw Communications, Inc., Class B (L)	48,684	1,010,536
Sinclair Broadcast Group, Inc., Class A	11,355	398,561
Singapore Press Holdings, Ltd.	198,300	564,833
Sizmek, Inc. (I)	4,614	21,363
Sky PLC	134,160	2,233,177
Surya Citra Media Tbk PT	348,800	76,214
TEGNA, Inc.	60,013	1,695,367
Telenet Group Holding NV (I)	6,983	381,208
The EW Scripps Company, Class A	10,180	223,349
The Interpublic Group of Companies, Inc.	108,717	2,500,491
The New York Times Company, Class A	55,907	787,171
The Walt Disney Company	412,372	46,791,851
Thomson Reuters Corp.	41,800	1,690,530
Time Warner Cable, Inc.	75,090	13,874,379
Time Warner, Inc.	216,894	15,178,242
Time, Inc.	46,636	776,023
Toho Company, Ltd.	16,000	425,745
Tribune Publishing Company	5,015	51,053
Twenty-First Century Fox, Inc., Class A	323,968	9,560,296
Twenty-First Century Fox, Inc., Class B	115,762	3,467,072
Viacom, Inc., Class B	92,887	4,624,844
Vivendi SA	180,134	3,783,818
Wolters Kluwer NV	39,446	1,361,947
World Wrestling
Entertainment, Inc., Class A (L)	5,183	88,059
WPP PLC	169,714	3,922,207
		210,382,417
Multiline retail - 0.6%
Big Lots, Inc.	21,724	977,363
Burlington Stores, Inc. (I)	12,793	615,471
Canadian Tire Corp., Ltd., Class A	8,878	831,791
Dollar General Corp.	62,029	4,057,317
Dollar Tree, Inc. (I)	49,409	3,728,403
Dollarama, Inc.	14,494	969,197
Don Quijote Company, Ltd.	17,000	673,591
El Puerto de Liverpool SAB de CV	28,900	384,822
Fred’s, Inc., Class A	6,335	104,401
Harvey Norman Holding, Ltd.	58,229	171,412
Hyundai Department Store Company, Ltd.	2,056	224,301
Isetan Mitsukoshi Holdings, Ltd.	51,540	787,463
J Front Retailing Company, Ltd.	34,600	572,409
J.C. Penney Company, Inc. (I)(L)	78,596	626,410
Kohl’s Corp.	41,668	1,963,813
Lojas Americanas SA	14,553	45,075
Lojas Renner SA	70,760	319,371
Lotte Shopping Company, Ltd.	1,490	302,216
Macy’s, Inc.	69,687	2,723,368
Marks & Spencer Group PLC	214,733	1,623,725
Marui Group Company, Ltd.	31,500	467,993

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Matahari Department Store Tbk PT	141,500	$159,937
Next PLC	18,835	2,245,660
Nordstrom, Inc.	29,319	1,650,953
Ryohin Keikaku Company, Ltd.	3,400	733,767
SACI Falabella	57,752	347,603
Shinsegae Company, Ltd.	932	201,116
Takashimaya Company, Ltd.	40,000	364,858
Target Corp.	126,396	9,163,710
Tuesday Morning Corp. (I)	7,521	50,240
Woolworths Holdings, Ltd.	68,815	485,378
		37,573,134
Specialty retail - 2.1%
Aaron’s, Inc.	16,618	403,319
ABC-Mart, Inc.	3,500	190,381
Abercrombie & Fitch Company, Class A (L)	29,778	761,423
Advance Auto Parts, Inc.	15,419	2,509,134
America’s Car-Mart, Inc. (I)	1,649	43,666
American Eagle Outfitters, Inc. (L)	79,267	1,234,187
Asbury Automotive Group, Inc. (I)	4,567	342,982
Ascena Retail Group, Inc. (I)	73,317	830,682
AutoNation, Inc. (I)	16,488	1,053,913
AutoZone, Inc. (I)	6,366	4,989,480
Barnes & Noble Education, Inc. (I)	5,365	77,524
Barnes & Noble, Inc.	8,703	111,398
Bed Bath & Beyond, Inc. (I)	35,701	1,946,419
Best Buy Company, Inc.	64,620	2,053,624
Big 5 Sporting Goods Corp.	3,634	35,104
Boot Barn Holdings, Inc. (I)	2,154	22,617
Build-A-Bear Workshop, Inc. (I)	2,583	33,217
Cabela’s, Inc. (I)(L)	12,845	602,045
Caleres, Inc.	7,478	210,132
CarMax, Inc. (I)	43,777	2,508,422
Chico’s FAS, Inc.	60,110	721,320
Citi Trends, Inc.	2,973	58,955
Conn’s, Inc. (I)(L)	4,703	125,429
CST Brands, Inc.	19,453	724,430
Destination XL Group, Inc. (I)	7,061	35,305
Dick’s Sporting Goods, Inc.	24,097	940,506
Dixons Carphone PLC	128,173	935,376
Dufry AG (I)	4,236	506,417
Express, Inc. (I)	14,405	241,140
Fast Retailing Company, Ltd.	7,700	3,108,633
Five Below, Inc. (I)	9,279	259,905
Foot Locker, Inc.	35,839	2,329,535
Francesca’s Holdings Corp. (I)	7,247	108,198
GameStop Corp., Class A (L)	22,499	788,140
Genesco, Inc. (I)	4,125	223,410
GOME Electrical Appliances Holdings, Ltd.	1,062,795	183,816
Group 1 Automotive, Inc.	3,950	320,819
Guess?, Inc.	27,172	535,017
Haverty Furniture Companies, Inc.	3,693	89,149
Hennes & Mauritz AB, B Shares	123,361	4,568,203
Hibbett Sports, Inc. (I)	4,258	139,705
Hikari Tsushin, Inc.	2,800	201,364
Home Product Center PCL	622,873	122,558
Hotai Motor Company, Ltd.	24,000	259,705
Hotel Shilla Company, Ltd.	4,509	352,160
Inditex SA	122,934	4,415,344
Kingfisher PLC	302,641	1,609,236
Kirkland’s, Inc.	3,147	46,292
L Brands, Inc.	50,593	4,827,078
Lithia Motors, Inc., Class A	3,842	477,330
Lowe’s Companies, Inc.	188,196	14,415,814
Lumber Liquidators Holdings, Inc. (I)(L)	4,600	71,852
MarineMax, Inc. (I)	4,687	85,069
Mattress Firm Holding Corp. (I)(L)	3,514	173,451
Monro Muffler Brake, Inc.	5,433	402,259
Mr. Price Group, Ltd.	17,140	238,331
Murphy USA, Inc. (I)	10,362	617,161
Nitori Holdings Company, Ltd.	10,700	881,790
O’Reilly Automotive, Inc. (I)	20,528	5,416,723
Office Depot, Inc. (I)	126,918	836,390
Outerwall, Inc. (L)	3,140	194,366
Party City Holdco, Inc. (I)	4,317	54,826
Pier 1 Imports, Inc. (L)	15,614	105,551
Rent-A-Center, Inc.	22,717	389,824
Restoration Hardware Holdings, Inc. (I)	5,656	508,305
Ross Stores, Inc.	80,372	4,180,148
Sanrio Company, Ltd. (L)	7,300	174,473
Select Comfort Corp. (I)	8,929	210,903
Shimamura Company, Ltd.	3,100	378,239
Shoe Carnival, Inc.	2,821	54,953
Signet Jewelers, Ltd.	16,755	2,201,439
Sonic Automotive, Inc., Class A	5,674	137,651
Sports Direct International PLC (I)	34,438	378,972
Sportsman’s Warehouse Holdings, Inc. (I)	3,106	35,564
Stage Stores, Inc. (L)	5,503	42,593
Staples, Inc.	135,381	1,634,049
Stein Mart, Inc.	5,444	42,082
The Buckle, Inc. (L)	4,847	153,892
The Cato Corp., Class A	4,635	182,063
The Children’s Place, Inc.	3,541	171,101
The Container Store Group, Inc. (I)(L)	2,994	30,748
The Finish Line, Inc., Class A	7,969	132,206
The Foschini Group, Ltd.	14,594	130,794
The Gap, Inc.	50,128	1,339,921
The Home Depot, Inc.	262,635	35,161,574
The Men’s Wearhouse, Inc.	8,222	164,358
The Pep Boys - Manny, Moe & Jack (I)	9,278	144,087
The TJX Companies, Inc.	140,157	9,895,084
Tiffany & Company	23,622	1,882,201
Tile Shop Holdings, Inc. (I)	4,845	82,074
Tractor Supply Company	28,580	2,553,623
Truworths International, Ltd.	30,488	199,090
Urban Outfitters, Inc. (I)	20,010	448,224
USS Company, Ltd.	31,300	498,288
Via Varejo SA	12,303	11,119
Vitamin Shoppe, Inc. (I)	5,103	155,642
West Marine, Inc. (I)	3,795	34,876
Williams-Sonoma, Inc.	21,670	1,372,361
Winmark Corp.	446	42,593
Yamada Denki Company, Ltd.	95,900	432,390
Zumiez, Inc. (I)	3,552	53,600
		138,348,831
Textiles, apparel and luxury goods - 1.2%
adidas AG	27,277	2,634,574
ANTA Sports Products, Ltd.	89,000	270,352
Asics Corp.	23,000	527,146
Belle International Holdings, Ltd.	416,888	366,498
Burberry Group PLC	57,918	1,085,554
Carter’s, Inc.	13,441	1,159,017
CCC SA	3,805	149,660
Cherokee, Inc. (I)	1,710	32,678
Christian Dior SA	8,496	1,552,779
Cie Financiere Richemont SA	55,030	4,111,865
Coach, Inc.	67,816	2,154,514

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Columbia Sportswear Company	4,846	$226,938
Crocs, Inc. (I)	13,174	146,561
Culp, Inc.	1,758	49,540
Deckers Outdoor Corp. (I)	13,932	681,832
Eclat Textile Company, Ltd.	17,720	237,549
Feng TAY Enterprise Company, Ltd.	26,900	148,216
Formosa Taffeta Company, Ltd.	62,000	57,887
Fossil Group, Inc. (I)(L)	9,614	369,851
G-III Apparel Group, Ltd. (I)	6,772	310,632
Gildan Activewear, Inc.	27,561	855,032
Hanesbrands, Inc.	97,549	2,991,828
Hermes International SA	4,098	1,442,036
Hugo Boss AG	8,686	750,714
Iconix Brand Group, Inc. (I)(L)	8,219	57,862
Kate Spade & Company (I)	32,848	658,274
Kering	11,754	2,030,710
Li & Fung, Ltd.	583,200	403,486
LPP SA (L)	226	380,592
Luxottica Group SpA	22,596	1,509,599
LVMH Moet Hennessy Louis Vuitton SA (L)	43,653	7,312,412
Michael Kors Holdings, Ltd. (I)	47,684	2,051,366
Movado Group, Inc.	2,963	79,260
NIKE, Inc., Class B	162,369	21,478,171
Oxford Industries, Inc.	2,481	168,559
Pandora A/S	14,871	1,760,090
Pegas Nonwovens SA	553	15,116
Perry Ellis International, Inc. (I)	2,279	47,266
Pou Chen Corp.	213,000	283,649
PVH Corp.	19,229	1,755,415
Ralph Lauren Corp.	13,930	1,730,245
Ruentex Industries, Ltd.	46,000	89,423
Sequential Brands Group, Inc. (I)(L)	4,435	39,693
Shenzhou International Group Holdings, Ltd.	50,000	263,519
Skechers U.S.A., Inc., Class A (I)	32,946	994,969
Steven Madden, Ltd. (I)	9,538	304,262
The Swatch Group AG	5,346	352,045
The Swatch Group AG, Bearer Shares	3,230	1,132,546
Tumi Holdings, Inc. (I)	9,574	169,077
Under Armour, Inc., Class A (I)	43,001	3,707,546
Unifi, Inc. (I)	2,703	80,630
Vera Bradley, Inc. (I)	3,784	45,067
VF Corp.	81,286	5,259,204
Vince Holding Corp. (I)	2,609	13,515
Wolverine World Wide, Inc.	17,469	317,761
Yue Yuen Industrial Holdings, Ltd.	72,500	262,948
		77,067,530
		891,838,345
Consumer staples - 8.6%
Beverages - 2.1%
AMBEV SA	530,005	2,547,642
Anadolu Efes Biracilik Ve Malt Sanayii AS	19,962	136,220
Anheuser-Busch InBev NV	110,500	14,206,600
Arca Continental SAB de CV	61,800	389,366
Asahi Group Holdings, Ltd.	55,800	1,751,251
Brown-Forman Corp., Class B	21,449	2,199,380
Carlsberg A/S, Class B	14,411	1,222,073
Cia Cervecerias Unidas SA	16,910	190,321
Coca-Cola Amatil, Ltd.	58,904	384,256
Coca-Cola Bottling Company Consolidated	801	155,130
Coca-Cola Enterprises, Inc.	42,134	2,119,340
Coca-Cola Femsa SAB de CV, Series L	76,800	592,367
Coca-Cola HBC AG (I)	25,696	622,802
Coca-Cola Icecek AS	7,486	97,681
Constellation Brands, Inc., Class A	34,933	4,899,703
Diageo PLC	327,224	9,385,185
Dr. Pepper Snapple Group, Inc.	38,768	3,479,428
Fomento Economico Mexicano SAB de CV	278,800	2,690,754
Heineken Holding NV	13,222	1,037,866
Heineken NV	30,128	2,671,179
Kirin Holdings Company, Ltd.	118,400	1,668,708
MGP Ingredients, Inc.	2,220	46,442
Molson Coors Brewing Company, Class B	32,067	2,951,126
Monster Beverage Corp. (I)	30,956	4,786,107
National Beverage Corp. (I)	2,028	88,117
PepsiCo, Inc.	300,220	30,070,035
Pernod Ricard SA	32,996	3,749,650
Remy Cointreau SA	3,677	260,396
SABMiller PLC	126,324	7,659,320
Suntory Beverage & Food, Ltd.	19,900	775,744
The Boston Beer Company, Inc., Class A (I)	4,047	864,520
The Coca-Cola Company	800,299	34,108,743
Treasury Wine Estates, Ltd.	55,148	300,367
Tsingtao Brewery Company, Ltd., H Shares	30,800	138,272
Vina Concha y Toro SA	43,778	65,136
		138,311,227
Food and staples retailing - 1.5%
Aeon Company, Ltd.	94,300	1,463,606
Alimentation Couche-Tard, Inc., Class B	48,474	2,209,815
Almacenes Exito SA	22,816	76,184
BGF retail Co, Ltd.	1,166	180,186
BIM Birlesik Magazalar AS	20,356	380,624
Carrefour SA	85,713	2,641,702
Casey’s General Stores, Inc.	16,619	1,932,291
Casino Guichard Perrachon SA	8,749	499,837
Cencosud SA	153,041	338,108
China Resources Enterprises, Ltd.	106,855	208,271
Colruyt SA	9,304	460,820
Controladora Comercial Mexicana SAB de CV	66,200	208,923
Costco Wholesale Corp.	61,973	10,003,682
CP ALL PCL	589,800	773,007
CVS Health Corp.	156,829	14,756,041
Delhaize Group SA	14,228	1,424,533
Distribuidora Internacional
de Alimentacion SA (I)	69,598	439,243
Dongsuh Company, Inc.	4,717	150,264
E-Mart Company, Ltd.	2,826	522,724
Empire Company, Ltd.	20,939	417,698
Eurocash SA	13,590	174,760
FamilyMart Company, Ltd.	8,200	365,900
George Weston, Ltd.	6,352	519,547
Grupo Comercial Chedraui SA de CV	48,800	133,287
ICA Gruppen AB (L)	9,848	346,617
Ingles Markets, Inc., Class A	2,345	127,732
J Sainsbury PLC	171,426	655,036
Jeronimo Martins SGPS SA	31,502	436,875
Koninklijke Ahold NV	116,723	2,540,427
Lawson, Inc.	9,300	705,579
Loblaw Companies, Ltd.	26,754	1,350,672
Massmart Holdings, Ltd.	7,737	61,820
Metro AG	23,269	774,105
Metro, Inc.	29,832	859,140
Natural Grocers by Vitamin Cottage, Inc. (I)	1,698	35,335
Pick n Pay Stores, Ltd.	17,364	78,437
President Chain Store Corp.	55,000	352,669
PriceSmart, Inc.	3,334	310,729

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Raia Drogasil SA	23,186	$237,294
Seven & I Holdings Company, Ltd.	108,700	4,867,369
Shoprite Holdings, Ltd.	32,659	320,394
Smart & Final Stores, Inc. (I)	4,312	75,762
SpartanNash Company	6,467	139,817
Sun Art Retail Group, Ltd.	209,500	164,646
SUPERVALU, Inc. (I)	112,770	757,814
Sysco Corp.	78,388	3,221,747
Tesco PLC (I)	1,059,197	2,665,469
The Andersons, Inc.	4,956	170,833
The Chefs’ Warehouse, Inc. (I)	3,560	69,705
The Fresh Market, Inc. (I)	7,384	177,068
The Jean Coutu Group PJC, Inc.	11,074	148,267
The Kroger Company	136,869	5,154,487
The SPAR Group, Ltd.	11,729	147,141
United Natural Foods, Inc. (I)	21,422	940,640
Village Super Market, Inc., Class A	1,513	39,187
Wal-Mart de Mexico SAB de CV	796,000	2,115,528
Wal-Mart Stores, Inc.	223,488	13,150,034
Walgreens Boots Alliance, Inc.	123,300	10,360,899
Weis Markets, Inc.	1,927	79,836
Wesfarmers, Ltd.	116,257	3,194,900
Whole Foods Market, Inc.	50,781	1,480,266
WM Morrison Supermarkets PLC	290,930	666,673
Woolworths, Ltd.	131,070	2,236,119
		101,498,121
Food products - 2.0%
Ajinomoto Company, Inc.	81,000	1,857,572
Amplify Snack Brands, Inc. (I)	2,671	33,521
Archer-Daniels-Midland Company	124,740	4,551,763
Aryzta AG (I)	9,184	430,824
Associated British Foods PLC	46,431	2,476,860
Astra Agro Lestari Tbk PT	24,620	30,045
B&G Foods, Inc.	9,855	372,322
Barry Callebaut AG (I)	225	233,719
Boulder Brands, Inc. (I)(L)	9,270	101,321
BRF SA	73,510	1,044,314
Cal-Maine Foods, Inc. (L)	5,309	289,394
Calavo Growers, Inc.	2,558	144,732
Calbee, Inc.	10,200	422,379
Campbell Soup Company	34,994	1,828,087
Charoen Pokphand Foods PCL	429,100	250,042
Charoen Pokphand Indonesia Tbk PT	473,603	108,053
China Agri-Industries Holdings, Ltd. (I)	224,484	78,600
China Huishan Dairy
Holdings Company, Ltd. (L)	576,500	214,150
China Mengniu Dairy Company, Ltd.	263,996	420,098
Chocoladefabriken Lindt & Sprungli AG	101	609,169
Chocoladefabriken Lindt & Sprungli AG	11	794,472
CJ CheilJedang Corp.	1,066	331,524
ConAgra Foods, Inc.	88,201	3,610,067
Danone SA	90,474	6,326,687
Darling Ingredients, Inc. (I)	28,213	308,932
Dean Foods Company	40,366	757,266
Diamond Foods, Inc. (I)	4,539	183,739
Farmer Brothers Company (I)	1,509	44,108
Felda Global Ventures Holdings BHD	58,300	24,169
Flowers Foods, Inc.	47,585	1,119,199
Fresh Del Monte Produce, Inc.	5,575	243,683
Freshpet, Inc. (I)(L)	3,915	33,708
General Mills, Inc.	122,484	7,074,676
Genting Plantations BHD	12,200	29,305
Golden Agri-Resources, Ltd.	894,040	227,729
Gruma SAB de CV, Class B	30,000	436,548
Grupo Bimbo SAB de CV, Series A (I)	255,200	708,724
Grupo Lala SAB de CV	98,200	235,693
Hormel Foods Corp.	26,203	1,963,129
Indofood CBP Sukses Makmur Tbk PT	66,000	59,937
Indofood Sukses Makmur Tbk PT	256,417	90,187
Ingredion, Inc.	18,362	1,809,942
Inventure Foods, Inc. (I)	4,278	32,342
IOI Corp. BHD	153,200	156,452
J&J Snack Foods Corp.	2,558	298,467
JBS SA	81,581	261,311
John B. Sanfilippo & Son, Inc.	1,470	84,599
Kellogg Company	52,258	3,593,783
Kerry Group PLC, Class A	2,564	204,984
Kerry Group PLC, Class A	16,300	1,313,919
Keurig Green Mountain, Inc.	21,120	1,106,688
Kikkoman Corp.	21,000	691,849
Kuala Lumpur Kepong BHD	22,800	122,919
Lancaster Colony Corp.	8,153	947,868
Landec Corp. (I)	5,251	67,265
Limoneira Company (L)	2,586	44,040
Lotte Confectionery Company, Ltd.	96	162,173
M Dias Branco SA	3,434	63,844
McCormick & Company, Inc.	22,873	1,965,248
Mead Johnson Nutrition Company	41,492	3,343,840
MEIJI Holdings Company, Ltd.	17,600	1,408,261
Mondelez International, Inc., Class A	329,063	14,366,891
Nestle SA	339,719	25,179,701
NH Foods, Ltd.	25,000	483,229
Nisshin Seifun Group, Inc.	30,200	474,341
Nissin Food Products Company, Ltd.	9,100	462,209
Omega Protein Corp. (I)	3,768	92,617
Orion Corp.	485	477,205
Orkla ASA	87,695	711,299
Pioneer Foods, Ltd.	9,113	106,185
Post Holdings, Inc. (I)	26,086	1,813,499
PPB Group BHD	25,400	94,094
Sanderson Farms, Inc. (L)	3,794	283,829
Saputo, Inc. (L)	30,763	753,036
Seaboard Corp. (I)	32	105,600
Seneca Foods Corp., Class A (I)	1,705	46,956
Snyder’s-Lance, Inc. (L)	8,373	310,387
Standard Foods Corp.	37,016	86,979
Tate & Lyle PLC	59,113	524,370
Thai Union Group PCL	229,700	118,435
The Hain Celestial Group, Inc. (I)	26,399	1,127,237
The Hershey Company	29,945	2,584,553
The J.M. Smucker Company	24,448	2,962,853
The Kraft Heinz Company	121,249	8,934,839
The WhiteWave Foods Company (I)	45,218	1,837,207
Tiger Brands, Ltd.	11,634	267,861
Tingyi Cayman Islands Holding Corp.	176,000	254,578
Tootsie Roll Industries, Inc. (L)	7,956	254,990
Toyo Suisan Kaisha, Ltd.	12,600	451,337
TreeHouse Foods, Inc. (I)	18,353	1,586,800
Tyson Foods, Inc., Class A	61,928	3,096,400
Ulker Biskuvi Sanayi AS	15,034	96,695
Uni-President Enterprises Corp.	461,943	760,535
Universal Robina Corp.	80,140	343,261
Want Want China Holdings, Ltd.	527,000	415,400
WH Group, Ltd. (I)(S)	585,500	301,843
Wilmar International, Ltd.	243,700	492,564
Yakult Honsha Company, Ltd.	12,700	627,471

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Yamazaki Baking Company, Ltd.	16,000	$301,157
		130,968,684
Household products - 1.1%
Central Garden & Pet Company, Class A (I)	7,334	115,804
Church & Dwight Company, Inc.	33,689	2,889,506
Colgate-Palmolive Company	143,683	9,437,099
Energizer Holdings, Inc.	16,000	541,120
Henkel AG & Company, KGaA	13,592	1,302,455
HRG Group, Inc. (I)	13,571	185,787
Kimberly-Clark Corp.	55,985	6,670,613
Kimberly-Clark de Mexico SAB de CV	235,600	556,802
LG Household & Health Care, Ltd.	1,267	1,101,823
Orchids Paper Products Company	1,596	47,353
Reckitt Benckiser Group PLC	83,589	7,837,780
Svenska Cellulosa AB SCA, B Shares	76,391	2,198,488
The Clorox Company	20,084	2,496,441
The Procter & Gamble Company	426,304	31,904,591
Unicharm Corp.	53,600	1,132,247
Unilever Indonesia Tbk PT	94,745	251,257
WD-40 Company	2,534	250,283
		68,919,449
Personal products - 0.6%
Amorepacific Corp.	4,346	1,512,835
AMOREPACIFIC Group	3,774	499,109
Avon Products, Inc.	111,985	386,348
Beiersdorf AG	13,073	1,215,370
Edgewell Personal Care Company	16,000	1,288,000
Elizabeth Arden, Inc. (I)(L)	4,957	50,809
Hengan International Group Company, Ltd.	65,500	660,648
Hypermarcas SA (I)	36,679	211,847
Inter Parfums, Inc.	2,967	79,100
Kao Corp.	72,700	3,725,121
Kose Corp.	4,500	471,351
L’Oreal SA	39,348	6,959,105
Medifast, Inc. (I)	2,070	62,762
Natura Cosmeticos SA	18,740	102,439
Natural Health Trends Corp. (L)	1,372	66,391
Nutraceutical International Corp. (I)	1,848	46,163
Revlon, Inc., Class A (I)	2,104	57,608
Shiseido Company, Ltd.	52,000	1,242,506
The Estee Lauder Companies, Inc., Class A	35,231	2,963,632
Unilever NV (L)	212,641	9,338,753
Unilever PLC	166,912	7,124,642
USANA Health Sciences, Inc. (I)	964	129,118
		38,193,657
Tobacco - 1.3%
Altria Group, Inc.	400,118	23,046,797
British American Tobacco Malaysia BHD	6,798	92,207
British American Tobacco PLC	242,650	14,120,996
Gudang Garam Tbk PT	28,782	101,619
Imperial Tobacco Group PLC	124,574	6,728,737
Japan Tobacco, Inc.	158,600	5,680,220
KT&G Corp.	14,846	1,371,042
Philip Morris International, Inc.	317,052	27,707,174
Reynolds American, Inc.	168,418	7,789,333
Souza Cruz SA	41,644	296,756
Swedish Match AB	25,342	872,980
Universal Corp.	3,848	217,566
Vector Group, Ltd. (L)	14,523	367,577
		88,393,004
		566,284,142
Energy - 3.9%
Energy equipment and services - 0.5%
Amec Foster Wheeler PLC	49,359	323,375
Archrock, Inc.	11,826	125,001
Atwood Oceanics, Inc. (L)	25,900	411,292
Baker Hughes, Inc.	40,765	2,204,164
Basic Energy Services, Inc. (I)	7,131	28,453
Bristow Group, Inc.	5,940	181,467
Bumi Armada BHD	73,950	17,980
C&J Energy Services, Ltd. (I)	9,546	56,894
Cameron International Corp. (I)	18,337	1,252,234
CARBO Ceramics, Inc. (L)	3,333	62,127
China Oilfield Services, Ltd., H Shares	160,000	159,057
Diamond Offshore Drilling, Inc. (L)	5,583	126,343
Dril-Quip, Inc. (I)	9,958	628,449
Ensco PLC, Class A	20,697	354,333
Era Group, Inc. (I)	3,940	46,453
Exterran Corp. (I)	5,913	96,796
Fairmount Santrol Holdings, Inc. (I)(L)	11,111	32,555
FMC Technologies, Inc. (I)	20,105	683,972
Forum Energy Technologies, Inc. (I)	10,148	158,918
Geospace Technologies Corp. (I)	2,455	31,252
Gulfmark Offshore, Inc., Class A (L)	5,019	32,473
Halliburton Company	70,893	2,825,086
Helix Energy Solutions Group, Inc. (I)	17,716	114,800
Helmerich & Payne, Inc. (L)	9,472	551,744
Hornbeck Offshore Services, Inc. (I)	5,430	66,518
Independence Contract Drilling, Inc. (I)	3,476	21,204
Key Energy Services, Inc. (I)	23,132	12,311
Matrix Service Company (I)	4,641	106,697
McDermott International, Inc. (I)	40,577	179,756
Nabors Industries, Ltd.	75,081	759,069
National Oilwell Varco, Inc.	36,411	1,359,587
Natural Gas Services Group, Inc. (I)	2,585	60,024
Newpark Resources, Inc. (I)	14,292	92,898
Noble Corp., PLC (L)	62,252	826,084
Oceaneering International, Inc.	25,172	1,101,023
Oil States International, Inc. (I)	21,982	697,269
Parker Drilling Company (I)	21,883	60,178
Patterson-UTI Energy, Inc.	37,870	614,251
Petrofac, Ltd.	33,068	410,203
PHI, Inc. (I)	2,543	54,344
Pioneer Energy Services Corp. (I)	12,214	30,901
RigNet, Inc. (I)	2,148	47,449
Rowan Companies PLC, Class A	32,106	652,715
Saipem SpA (I)(L)	34,874	300,993
Sapurakencana Petroleum BHD	175,489	87,912
Schlumberger, Ltd.	112,606	8,687,553
SEACOR Holdings, Inc. (I)	3,126	177,494
Seadrill, Ltd. (I)(L)	41,025	241,202
Seventy Seven Energy, Inc. (I)(L)	9,386	10,418
Subsea 7 SA (I)(L)	29,062	230,369
Superior Energy Services, Inc.	38,783	607,730
Technip SA	16,093	841,425
Tenaris SA	62,613	819,771
Tesco Corp.	7,356	61,864
TETRA Technologies, Inc. (I)	13,865	129,222
Tidewater, Inc. (L)	8,126	77,278
Transocean, Ltd. (L)	38,241	549,264
Transocean, Ltd. (L)	29,983	430,556
U.S. Silica Holdings, Inc. (L)	9,207	195,833
Unit Corp. (I)	8,510	153,776
WorleyParsons, Ltd.	21,306	89,242
		31,349,601

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels - 3.4%
Abraxas Petroleum Corp. (I)	18,243	$24,081
Adaro Energy Tbk PT	897,445	35,627
Alon USA Energy, Inc.	5,084	89,428
AltaGas, Ltd.	17,373	407,185
Anadarko Petroleum Corp.	42,360	2,537,364
Apache Corp.	35,433	1,742,595
Approach Resources, Inc. (I)	6,060	13,514
ARC Resources, Ltd. (L)	39,638	543,169
Ardmore Shipping Corp.	3,046	38,136
Banpu PCL	155,500	83,861
Baytex Energy Corp.	25,488	105,926
BG Group PLC	444,297	6,882,181
Bill Barrett Corp. (I)(L)	9,316	58,504
Bonanza Creek Energy, Inc. (I)(L)	8,707	73,922
BP PLC	2,375,517	13,729,135
Cabot Oil & Gas Corp.	41,257	776,869
California Resources Corp.	80,517	330,120
Callon Petroleum Company (I)	11,424	108,414
Caltex Australia, Ltd.	27,633	684,157
Cameco Corp.	46,412	567,182
Canadian Natural Resources, Ltd.	125,742	3,045,038
Canadian Oil Sands, Ltd.	56,377	361,367
Carrizo Oil & Gas, Inc. (I)	8,786	354,779
Cenovus Energy, Inc.	95,594	1,414,458
Chesapeake Energy Corp. (L)	45,494	239,753
Chevron Corp.	167,481	15,294,365
China Coal Energy Company, Ltd., H Shares	211,995	85,464
China Petroleum & Chemical Corp., H Shares	2,283,639	1,412,041
China Shenhua Energy Company, Ltd.,
H Shares	303,000	473,477
Cimarex Energy Company	9,210	1,096,174
Clayton Williams Energy, Inc. (I)(L)	1,045	58,948
Clean Energy Fuels Corp. (I)(L)	12,586	59,280
Cloud Peak Energy, Inc. (I)(L)	10,410	27,170
CNOOC, Ltd.	1,597,716	1,765,307
Columbia Pipeline Group, Inc.	27,935	535,514
ConocoPhillips	108,676	5,873,938
CONSOL Energy, Inc. (L)	20,048	157,978
Contango Oil & Gas Company (I)	3,493	26,931
Cosan SA Industria e Comercio	12,194	75,787
Crescent Point Energy Corp. (L)	57,339	750,093
Delek Group, Ltd.	687	154,843
Delek US Holdings, Inc.	9,734	269,534
Denbury Resources, Inc. (L)	91,447	338,354
Devon Energy Corp.	36,356	1,672,740
DHT Holdings, Inc.	15,843	118,823
Dorian LPG, Ltd. (I)	4,437	58,613
Eclipse Resources Corp. (I)(L)	7,990	20,295
Ecopetrol SA	575,411	238,794
Empresas COPEC SA	52,708	453,176
Enbridge, Inc.	98,500	3,498,338
Encana Corp.	97,521	812,036
Energen Corp.	20,272	1,201,927
Energy Absolute PCL	543,600	376,198
Energy Fuels, Inc. (I)	9,622	17,993
Energy XXI, Ltd. (L)	16,295	25,583
Enerplus Corp. (L)	26,551	130,424
Eni SpA (L)	340,275	5,534,041
EOG Resources, Inc.	47,099	3,929,470
EQT Corp.	14,901	852,635
Evolution Petroleum Corp.	5,411	33,278
EXCO Resources, Inc. (I)(L)	27,443	34,853
Exxaro Resources, Ltd.	10,208	31,826
Exxon Mobil Corp.	371,168	30,309,579
Formosa Petrochemical Corp.	107,000	252,914
Frontline, Ltd. (I)(L)	18,558	56,231
Galp Energia SGPS SA	47,869	508,140
GasLog, Ltd. (L)	7,203	86,220
Gastar Exploration, Inc. (I)(L)	13,616	14,978
Gener8 Maritime, Inc. (I)	2,796	27,093
Green Plains, Inc.	6,519	154,435
Grupa Lotos SA (I)	14,313	100,919
GS Holdings Corp.	6,908	300,827
Gulfport Energy Corp. (I)	27,839	707,667
Halcon Resources Corp. (I)(L)	61,428	37,471
Hess Corp.	22,947	1,353,873
HollyFrontier Corp.	48,512	2,332,457
Husky Energy, Inc. (L)	41,561	561,113
Idemitsu Kosan Company, Ltd.	11,900	197,045
Imperial Oil, Ltd.	34,958	1,135,556
Inner Mongolia Yitai Coal Company	101,200	72,907
Inpex Corp.	135,900	1,348,856
Inter Pipeline Ltd. (L)	39,258	682,594
IRPC PCL	1,270,400	148,865
Jones Energy, Inc., Class A (I)	5,842	32,774
JX Holdings, Inc.	321,700	1,304,983
Keyera Corp.	20,050	597,994
Kinder Morgan, Inc.	154,861	3,650,074
Koninklijke Vopak NV	9,060	392,621
Kunlun Energy Company, Ltd.	284,000	248,928
Lundin Petroleum AB (I)	27,450	437,864
Marathon Oil Corp.	65,409	1,145,312
Marathon Petroleum Corp.	50,013	2,921,259
Matador Resources Company (I)	12,470	320,479
MEG Energy Corp. (I)	19,484	163,260
MOL Hungarian Oil and Gas PLC	7,014	321,601
Murphy Oil Corp.	14,271	407,865
Navios Maritime Acquisition Corp.	15,008	50,727
Neste Oil OYJ	19,583	563,628
Newfield Exploration Company (I)	14,311	547,539
Noble Energy, Inc.	40,298	1,477,728
Nordic American Tankers, Ltd. (L)	15,028	222,414
Northern Oil and Gas, Inc. (I)(L)	10,808	55,445
Oasis Petroleum, Inc. (I)(L)	23,763	273,037
Occidental Petroleum Corp.	66,624	5,036,108
OMV AG	22,266	634,444
ONEOK, Inc.	18,372	541,607
Origin Energy, Ltd.	180,285	728,423
Pacific Ethanol, Inc. (I)	5,584	27,864
Panhandle Oil and Gas, Inc., Class A	3,299	62,450
Par Petroleum Corp. (I)	2,828	70,841
Paramount Resources, Ltd. (I)	7,429	49,732
Parsley Energy, Inc., Class A (I)	15,751	309,507
PDC Energy, Inc. (I)	6,816	385,036
Peabody Energy Corp. (L)	3,216	36,662
Pembina Pipeline Corp.	39,927	916,367
Penn Virginia Corp. (I)(L)	11,752	5,271
PetroChina Company, Ltd., H Shares	1,891,739	1,340,396
Petroleo Brasileiro SA (I)	335,007	810,509
Petronas Dagangan BHD	12,200	71,531
Peyto Exploration & Development Corp. (L)	17,698	359,804
Phillips 66	40,960	3,749,069
Pioneer Natural Resources Company	13,878	2,008,841
Polski Koncern Naftowy Orlen SA	55,953	939,820
Polskie Gornictwo Naftowe i Gazownictwo SA	310,634	414,139
PrairieSky Royalty, Ltd. (L)	16,699	320,738

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PTT Exploration & Production PCL	199,700	$364,257
PTT PCL	136,400	972,845
QEP Resources, Inc.	41,361	653,504
Range Resources Corp. (L)	14,868	424,927
Reliance Industries, Ltd., GDR (S)	6,900	196,854
Reliance Industries, Ltd., GDR (S)	7,867	224,603
Renewable Energy Group, Inc. (I)	7,847	70,701
Repsol SA	118,901	1,546,418
REX American Resources Corp. (I)	1,035	65,050
Rex Energy Corp. (I)	8,105	11,104
Ring Energy, Inc. (I)(L)	4,493	44,795
Royal Dutch Shell PLC, A Shares	506,884	12,578,558
Royal Dutch Shell PLC, B Shares	317,419	7,896,542
RSP Permian, Inc. (I)	10,114	287,035
S-Oil Corp.	6,087	389,594
Sanchez Energy Corp. (I)(L)	9,449	47,245
SandRidge Energy, Inc. (I)	81,896	24,610
Santos, Ltd. (L)	103,152	298,759
Sasol, Ltd.	39,432	1,097,015
Scorpio Tankers, Inc.	30,214	261,351
SemGroup Corp., Class A	7,485	259,954
Ship Finance International, Ltd. (L)	9,816	170,013
Showa Shell Sekiyu KK	25,700	226,636
SK Innovation Company, Ltd. (I)	8,749	961,859
SM Energy Company	17,481	513,417
Solazyme, Inc. (I)(L)	13,747	45,365
Southwestern Energy Company (I)	33,719	303,808
Spectra Energy Corp.	62,647	1,641,351
Statoil ASA (I)	120,416	1,853,717
Stone Energy Corp. (I)	10,157	74,045
Suncor Energy, Inc.	166,202	4,592,350
Synergy Resources Corp. (I)	17,729	201,933
Tambang Batubara Bukit Asam Persero
Tbk PT	50,290	20,294
Teekay Tankers, Ltd., Class A	16,234	114,287
Tesoro Corp.	11,817	1,360,964
Thai Oil PCL	124,300	203,245
The Williams Companies, Inc.	63,663	2,327,519
TonenGeneral Sekiyu KK	39,000	376,588
Total SA	336,335	16,654,770
Tourmaline Oil Corp. (I)	21,001	399,278
TransCanada Corp.	82,015	2,587,976
Triangle Petroleum Corp. (I)	7,861	6,022
Tullow Oil PLC (I)	116,965	345,326
Tupras Turkiye Petrol Rafinerileri AS (I)	11,825	291,519
Ultra Petroleum Corp. (I)(L)	26,209	105,098
Ultrapar Participacoes SA	40,622	657,312
Uranium Energy Corp. (I)(L)	17,948	19,384
Valero Energy Corp.	41,470	2,980,034
Veresen, Inc. (L)	34,615	271,643
Vermilion Energy, Inc. (L)	12,822	383,954
W&T Offshore, Inc. (I)	6,074	22,778
Western Refining, Inc.	30,260	1,369,568
Westmoreland Coal Company (I)(L)	3,439	20,634
Woodside Petroleum, Ltd.	76,138	1,655,447
World Fuel Services Corp.	18,466	804,933
WPX Energy, Inc. (I)	60,177	516,319
Yanzhou Coal Mining Company, Ltd.,
H Shares	177,210	80,815
		227,963,359
		259,312,960
Financials - 20.1%
Banks - 8.3%
1st Source Corp.	3,174	107,313
Agricultural Bank of China, Ltd., H Shares	2,055,700	788,295
Akbank TAS	213,169	504,988
Alior Bank SA (I)	8,257	149,271
Alliance Financial Group BHD	50,740	42,594
Ameris Bancorp	5,582	190,849
AMMB Holdings BHD	105,100	113,054
Aozora Bank, Ltd.	163,000	574,903
Arrow Financial Corp.	1,669	47,516
Associated Banc-Corp.	38,645	792,609
Australia & New Zealand Banking Group, Ltd.	286,411	5,620,711
Banc of California, Inc.	6,789	101,971
Banca Monte dei Paschi di Siena SpA (I)	339,121	531,667
Banco Bilbao Vizcaya Argentaria SA	716,575	5,937,417
Banco Bradesco SA	85,533	529,281
Banco Comercial Portugues SA (I)	4,700,109	250,922
Banco de Chile	2,821,341	281,482
Banco de Credito e Inversiones	3,823	140,440
Banco de Sabadell SA	555,304	1,023,113
Banco do Brasil SA	97,291	408,403
Banco Latinoamericano de
Comercio Exterior SA	5,310	147,406
Banco Popolare SC (I)	48,523	698,897
Banco Popular Espanol SA	190,393	669,602
Banco Santander Brasil SA	49,326	188,063
Banco Santander Chile	7,794,678	350,771
Banco Santander SA	1,609,324	8,758,030
BancorpSouth, Inc.	38,731	1,041,864
Bangkok Bank PCL	62,300	291,148
Bangkok Bank PCL (Foreign Shares)	12,961	61,815
Bank Central Asia Tbk PT	758,830	678,072
Bank Danamon Indonesia Tbk PT	176,401	35,976
Bank Handlowy w Warszawie SA	5,321	94,475
Bank Hapoalim, Ltd.	159,057	821,901
Bank Leumi Le-Israel, Ltd. (I)	210,166	759,062
Bank Mandiri Persero Tbk PT	578,628	357,281
Bank Millennium SA (I)	100,561	131,512
Bank Negara Indonesia Persero Tbk PT	451,953	155,540
Bank of America Corp.	2,049,870	35,729,234
Bank of China, Ltd., H Shares	7,129,321	3,173,013
Bank of Communications Company, Ltd.,
H Shares	783,076	547,413
Bank of East Asia, Ltd.	115,493	412,308
Bank of Hawaii Corp.	11,192	774,374
Bank of Ireland (I)	3,378,134	1,258,841
Bank of Marin Bancorp	1,643	90,250
Bank of Montreal	75,347	4,350,599
Bank of Queensland, Ltd.	37,944	374,153
Bank of the Ozarks, Inc.	33,322	1,808,718
Bank of the Philippine Islands	66,840	118,346
Bank Pekao SA	23,150	784,647
Bank Rakyat Indonesia Persero Tbk PT	684,077	532,744
Bank Zachodni WBK SA (I)	6,172	397,631
Bankia SA	516,651	646,381
Bankinter SA	74,823	540,756
Banner Corp.	3,632	190,680
Barclays Africa Group, Ltd.	24,165	265,248
Barclays PLC	2,181,397	7,334,997
BB&T Corp.	153,494	5,927,938
BBCN Bancorp, Inc.	13,630	257,743
BDO Unibank, Inc.	147,490	315,656
Bendigo and Adelaide Bank, Ltd.	46,678	376,168

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Berkshire Hills Bancorp, Inc.	5,241	$158,488
Blue Hills Bancorp, Inc.	6,290	102,275
BNC Bancorp	4,918	125,409
BNP Paribas SA	165,364	9,790,344
BOC Hong Kong Holdings, Ltd.	376,000	1,152,454
Boston Private Financial Holdings, Inc.	14,421	174,494
Bridge Bancorp, Inc.	2,640	84,163
Bryn Mawr Bank Corp.	3,587	106,713
BS Financial Group, Inc.	29,405	246,756
CaixaBank SA	294,027	1,075,912
Camden National Corp.	1,707	76,713
Canadian Imperial Bank of Commerce (L)	46,301	3,476,779
Capital Bank Financial Corp., Class A	3,980	134,206
Capitec Bank Holdings, Ltd.	2,472	102,575
Cardinal Financial Corp.	5,857	144,082
Cathay General Bancorp	33,364	1,145,052
CenterState Banks, Inc.	8,318	132,589
Central Pacific Financial Corp.	4,063	94,424
Chang Hwa Commercial Bank	439,405	215,227
Chemical Financial Corp.	5,761	212,293
China CITIC Bank Corp., Ltd., H Shares (I)	731,500	461,214
China Construction Bank Corp., H Shares	7,555,196	5,204,137
China Development Financial Holdings Corp.	1,309,000	336,790
China Everbright Bank Company, Ltd.	326,900	147,564
China Merchants Bank Company, Ltd.,
H Shares	412,255	968,635
China Minsheng Banking Corp., Ltd.,
H Shares	527,000	507,251
Chongqing Rural Commercial Bank, H Shares	222,000	130,921
CIMB Group Holdings BHD	249,600	263,218
Citigroup, Inc.	588,956	31,856,630
Citizens & Northern Corp.	1,863	38,247
City Holding Company	2,872	143,370
CNB Financial Corp.	1,937	36,203
CoBiz Financial, Inc.	6,920	94,942
Columbia Banking System, Inc.	9,967	354,227
Comerica, Inc.	35,018	1,623,084
Commerce Bancshares, Inc.	21,684	995,709
Commerzbank AG (I)	138,864	1,524,717
Commonwealth Bank of Australia	175,773	10,069,260
Community Bank Systems, Inc.	7,090	305,792
Community Trust Bancorp, Inc.	3,276	120,229
ConnectOne Bancorp, Inc.	6,092	118,855
Corpbanca SA	17,407,085	150,659
Credicorp, Ltd.	7,600	802,636
Credit Agricole SA	160,635	1,935,677
CTBC Financial Holding Company, Ltd.	1,471,343	770,512
CU Bancorp (I)	2,403	64,689
Cullen/Frost Bankers, Inc.	14,304	998,276
Customers Bancorp, Inc. (I)	4,664	144,584
CVB Financial Corp.	18,404	340,474
Danske Bank A/S	95,014	2,546,539
DBS Group Holdings, Ltd.	221,372	2,586,049
DGB Financial Group, Inc.	22,851	205,042
DNB ASA	105,778	1,390,348
E.Sun Financial Holding Company, Ltd.	678,502	408,249
Eagle Bancorp, Inc. (I)	5,225	285,442
East West Bancorp, Inc.	37,008	1,605,407
Enterprise Financial Services Corp.	3,839	112,483
Erste Group Bank AG (I)	42,505	1,302,795
Farmers Capital Bank Corp. (I)	1,684	45,485
FCB Financial Holdings, Inc., Class A (I)	4,723	183,961
Fidelity Southern Corp.	3,352	75,822
Fifth Third Bancorp	158,199	3,269,973
Financial Institutions, Inc.	3,607	98,363
First BanCorp (I)	19,549	73,309
First Bancorp North Carolina	2,568	50,050
First Busey Corp.	5,083	111,775
First Citizens BancShares, Inc., Class A	1,262	334,329
First Commonwealth Financial Corp.	15,439	151,920
First Community Bancshares, Inc.	3,411	69,584
First Connecticut Bancorp, Inc.	4,211	76,851
First Financial Bancorp	10,547	212,522
First Financial Bankshares, Inc. (L)	11,065	397,344
First Financial Corp.	2,604	95,202
First Financial Holding Company, Ltd.	826,599	384,806
First Horizon National Corp.	60,207	895,278
First Interstate BancSystem, Inc., Class A	3,878	117,930
First Merchants Corp.	6,566	178,595
First Midwest Bancorp, Inc.	13,650	266,721
First NBC Bank Holding Company (I)	2,708	114,657
First Niagara Financial Group, Inc.	91,285	984,052
FirstMerit Corp.	70,718	1,430,625
Flushing Financial Corp.	6,072	138,259
FNB Corp.	29,303	425,480
Fukuoka Financial Group, Inc.	111,000	538,383
Fulton Financial Corp.	75,151	1,087,435
Glacier Bancorp, Inc.	12,972	381,117
Great Southern Bancorp, Inc.	2,147	109,196
Great Western Bancorp, Inc.	7,128	215,408
Grupo Financiero Banorte SAB
de CV, Series O	377,300	2,023,252
Grupo Financiero Inbursa SAB
de CV, Series O	361,100	695,703
Grupo Financiero Santander Mexico SAB
de CV, Class B	284,900	555,081
Guaranty Bancorp	3,397	59,515
Hana Financial Group, Inc.	40,010	879,961
Hancock Holding Company	33,363	971,531
Hang Seng Bank, Ltd.	77,300	1,400,710
Hanmi Financial Corp.	5,494	143,393
HDFC Bank, Ltd., ADR	7,626	443,223
Heartland Financial USA, Inc.	3,191	121,609
Heritage Commerce Corp.	5,634	60,847
Heritage Financial Corp.	5,887	115,267
Heritage Oaks Bancorp	3,360	27,989
Hilltop Holdings, Inc. (I)	13,008	290,208
Hokuhoku Financial Group, Inc.	172,000	364,622
Home BancShares, Inc.	9,743	439,604
HomeTrust Bancshares, Inc. (I)	4,323	86,417
Hong Leong Bank BHD	27,200	86,280
Hong Leong Financial Group BHD	11,400	37,448
Horizon Bancorp	3,388	93,272
HSBC Holdings PLC	2,540,055	20,266,844
Hua Nan Financial Holdings Company, Ltd.	603,430	282,088
Huntington Bancshares, Inc.	158,050	1,847,605
IBERIABANK Corp.	6,501	411,968
ICICI Bank, Ltd., ADR	35,550	295,421
Independent Bank Corp. (Massachusetts)	4,472	231,381
Independent Bank Corp. (Michigan)	4,481	69,500
Independent Bank Group, Inc.	1,812	72,426
Industrial & Commercial Bank of China, Ltd.,
H Shares	6,622,270	4,011,867
Industrial Bank of Korea	37,604	431,314
ING Groep NV	505,240	6,945,686
International Bancshares Corp.	23,903	729,281

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Intesa Sanpaolo RSP	122,957	$386,071
Intesa Sanpaolo SpA	1,700,468	5,827,350
Investors Bancorp, Inc.	58,361	748,188
JPMorgan Chase & Co.	726,119	48,417,615
Kasikornbank PCL	32,939	157,115
Kasikornbank PCL	215,120	1,016,186
KB Financial Group, Inc.	52,223	1,588,636
KBC Groep NV	34,562	2,062,184
KeyCorp	165,434	2,168,840
Komercni Banka AS	1,563	317,297
Krung Thai Bank PCL	541,700	256,783
Kyushu Financial Group, Inc. (I)	50,100	380,939
Lakeland Bancorp, Inc.	4,847	58,600
Lakeland Financial Corp.	3,136	150,967
LegacyTexas Financial Group, Inc.	8,139	248,321
Lloyds Banking Group PLC	7,426,585	8,155,366
M&T Bank Corp.	32,671	4,094,656
MainSource Financial Group, Inc.	3,818	87,890
Malayan Banking BHD	231,633	451,960
MB Financial, Inc.	12,830	458,544
mBank (I)	2,650	196,772
Mega Financial Holding Company, Ltd.	950,575	655,383
Mercantile Bank Corp.	3,636	94,063
Metro Bancorp, Inc.	2,274	77,271
Metropolitan Bank & Trust Company	28,600	48,804
MidWestOne Financial Group, Inc.	988	31,369
Mitsubishi UFJ Financial Group, Inc.	1,838,600	11,813,319
Mizrahi Tefahot Bank, Ltd.	20,715	244,960
Mizuho Financial Group, Inc.	3,370,800	6,806,540
National Australia Bank, Ltd.	270,649	5,739,322
National Bank Holdings Corp., Class A	6,248	141,830
National Bank of Canada	39,273	1,287,191
National Bankshares, Inc. (L)	1,178	42,314
National Penn Bancshares, Inc.	23,831	297,649
Natixis SA	146,014	884,746
NBT Bancorp, Inc.	7,576	228,265
Nedbank Group, Ltd.	14,093	205,428
NewBridge Bancorp	7,284	93,527
Nordea Bank AB	394,619	4,367,463
Novo Banco SA (I)	322,715	387
OFG Bancorp	8,093	67,657
Old National Bancorp	20,248	298,658
Old Second Bancorp, Inc. (I)	7,724	59,861
Opus Bank	1,837	72,341
OTP Bank PLC	45,575	938,902
Oversea-Chinese Banking Corp., Ltd.	377,164	2,315,735
Pacific Continental Corp.	4,403	70,052
Pacific Premier Bancorp, Inc. (I)	4,022	94,235
PacWest Bancorp	29,000	1,363,580
Park National Corp.	2,342	227,197
Park Sterling Corp.	6,245	47,275
Peapack Gladstone Financial Corp.	2,973	67,725
Penns Woods Bancorp, Inc.	732	32,655
People’s United Financial, Inc.	61,023	1,022,135
Peoples Bancorp, Inc.	3,881	80,026
Peoples Financial Services Corp. (L)	982	39,192
Pinnacle Financial Partners, Inc.	6,162	334,781
Powszechna Kasa Oszczednosci
Bank Polski SA (I)	153,333	1,021,730
Preferred Bank	2,356	85,806
PrivateBancorp, Inc.	13,371	589,795
Prosperity Bancshares, Inc.	28,712	1,590,932
Public Bank BHD	123,362	531,760
QCR Holdings, Inc.	2,922	70,712
Raiffeisen Bank International AG (I)	17,476	273,192
Regions Financial Corp.	261,014	2,646,682
Renasant Corp.	6,812	248,842
Resona Holdings, Inc.	318,100	1,552,615
RHB Capital BHD	27,516	35,873
Royal Bank of Canada	166,331	9,475,804
Royal Bank of Canada	2,847	161,852
Royal Bank of Scotland Group PLC (I)	421,116	1,917,644
S&T Bancorp, Inc.	5,993	203,283
Sandy Spring Bancorp, Inc.	4,153	122,015
Seacoast Banking Corp. of Florida (I)	4,852	77,875
ServisFirst Bancshares, Inc.	3,789	186,495
Seven Bank, Ltd.	83,700	366,576
Shinhan Financial Group Company, Ltd.	57,687	2,071,154
Shinsei Bank, Ltd.	256,000	486,487
Siam Commercial Bank PCL	229,909	844,132
Sierra Bancorp	3,210	57,266
Signature Bank (I)	13,089	2,070,025
Simmons First National Corp., Class A	5,221	301,043
SinoPac Financial Holdings Company, Ltd.	916,701	283,313
Skandinaviska Enskilda Banken AB, Series A	196,861	2,090,463
Societe Generale SA	113,480	5,409,786
South State Corp.	4,184	328,904
Southside Bancshares, Inc.	4,752	134,196
Southwest Bancorp, Inc.	4,271	79,014
Standard Bank Group, Ltd.	86,468	775,425
Standard Chartered PLC	331,519	2,779,917
State Bank Financial Corp.	6,530	152,214
State Bank of India, GDR	10,258	381,309
Sterling Bancorp	20,497	359,517
Stock Yards Bancorp, Inc.	3,342	134,582
Stonegate Bank	2,600	87,932
Suffolk Bancorp	1,670	49,499
Sumitomo Mitsui Financial Group, Inc.	183,500	7,004,001
Sumitomo Mitsui Trust Holdings, Inc.	479,000	1,828,405
Sun Bancorp, Inc. (I)	2,079	45,572
SunTrust Banks, Inc.	101,992	4,428,493
Suruga Bank, Ltd.	25,800	522,025
SVB Financial Group (I)	13,243	1,754,433
Svenska Handelsbanken AB, A Shares	194,106	2,609,393
Swedbank AB, A Shares	117,302	2,595,516
Synovus Financial Corp.	33,958	1,133,518
Taishin Financial Holdings Company, Ltd.	759,422	269,701
Taiwan Business Bank (I)	364,686	91,774
Taiwan Cooperative Financial
Holding Company, Ltd.	668,334	284,578
Talmer Bancorp, Inc., Class A	8,760	160,045
TCF Financial Corp.	43,505	666,497
Texas Capital Bancshares, Inc. (I)	7,806	462,740
The Bancorp, Inc. (I)	7,259	55,749
The Bank of Kyoto, Ltd.	49,000	456,910
The Bank of Nova Scotia	140,627	6,411,905
The Bank of Yokohama, Ltd.	163,000	959,315
The Chiba Bank, Ltd.	101,000	696,299
The Chugoku Bank, Ltd.	22,400	310,782
The First of Long Island Corp.	1,694	53,158
The Gunma Bank, Ltd.	53,000	318,205
The Hachijuni Bank, Ltd.	58,000	350,889
The Hiroshima Bank, Ltd.	70,000	398,120
The Iyo Bank, Ltd.	34,300	341,913
The Joyo Bank, Ltd.	87,000	403,655
The PNC Financial Services Group, Inc.	101,099	9,655,965

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
The Shizuoka Bank, Ltd.	77,000	$752,418
The Toronto-Dominion Bank	213,392	8,714,965
TMB Bank PCL	1,822,500	132,199
Tompkins Financial Corp.	2,353	147,204
Towne Bank	7,979	179,129
TriCo Bancshares	4,412	129,272
TriState Capital Holdings, Inc. (I)	4,711	62,327
Triumph Bancorp, Inc. (I)	3,146	54,835
Trustmark Corp.	29,109	735,002
Turkiye Garanti Bankasi AS	223,371	558,657
Turkiye Halk Bankasi AS	61,055	227,339
Turkiye Is Bankasi, Class C	152,279	246,079
Turkiye Vakiflar Bankasi Tao, Class D	73,247	99,584
U.S. Bancorp	328,364	14,411,896
UMB Financial Corp.	6,727	354,513
Umpqua Holdings Corp.	94,066	1,685,663
UniCredit SpA	640,827	3,755,288
Union Bankshares Corp.	7,822	210,021
Unione di Banche Italiane SCPA	120,512	818,596
United Bankshares, Inc. (L)	11,777	496,047
United Community Banks, Inc.	9,062	189,215
United Overseas Bank, Ltd.	162,814	2,236,078
Univest Corp. of Pennsylvania	4,001	83,541
Valley National Bancorp	98,824	1,100,899
Washington Trust Bancorp, Inc.	2,974	121,518
Webster Financial Corp.	38,850	1,562,159
Wells Fargo & Company	923,888	50,906,229
WesBanco, Inc.	6,592	223,601
WestAmerica Bancorp.	4,392	215,208
Western Alliance Bancorp (I)	14,529	563,580
Westpac Banking Corp.	265,589	6,159,785
Wilshire Bancorp, Inc.	12,381	152,782
Wintrust Financial Corp.	8,034	422,829
Woori Bank Company, Ltd.	45,706	374,110
Yadkin Financial Corp.	4,655	122,380
Yamaguchi Financial Group, Inc.	28,000	324,757
Yapi ve Kredi Bankasi AS	83,975	96,419
Zions Bancorporation	40,236	1,205,471
		547,852,531
Capital markets - 1.7%
3i Group PLC	128,479	972,306
Aberdeen Asset Management PLC	120,628	580,067
Affiliated Managers Group, Inc. (I)	8,653	1,533,571
Ameriprise Financial, Inc.	28,415	3,209,474
Arlington Asset Investment Corp., Class A (L)	4,098	57,044
BGC Partners, Inc., Class A	31,367	284,969
BlackRock, Inc.	20,431	7,431,163
Brait SE (I)(L)	24,127	267,629
CETIP SA - Mercados Organizados	25,636	243,570
China Cinda Asset Management
Company, Ltd., H Shares	786,100	290,560
China Everbright, Ltd.	84,884	196,508
China Galaxy Securities Company, Ltd.,
H Shares	300,000	273,115
CI Financial Corp.	29,824	708,835
CITIC Securities Company, Ltd., H Shares	195,400	448,373
Cohen & Steers, Inc.	3,598	111,394
Coronation Fund Managers, Ltd.	16,203	68,067
Cowen Group, Inc., Class A (I)	19,898	94,516
Credit Suisse Group AG (I)	164,112	3,526,773
Daewoo Securities Company, Ltd.	24,288	216,301
Daiwa Securities Group, Inc.	240,000	1,552,540
Deutsche Bank AG	180,064	4,612,286
Diamond Hill Investment Group, Inc.	536	118,022
E*TRADE Financial Corp. (I)	46,289	1,408,574
Eaton Vance Corp.	30,231	1,085,898
Evercore Partners, Inc., Class A	5,883	326,683
Federated Investors, Inc., Class B	24,496	767,215
Financial Engines, Inc. (L)	8,931	321,784
Franklin Resources, Inc.	61,705	2,586,674
GAMCO Investors, Inc., Class A	1,253	82,059
GF Securities Company, Ltd., H Shares (I)	85,400	207,796
Greenhill & Company, Inc.	5,024	133,186
Haitong Securities Company, Ltd., H Shares	292,000	506,726
Hargreaves Lansdown PLC	33,601	756,738
HFF, Inc., Class A	6,509	223,714
Houlihan Lokey, Inc.	2,447	59,829
Huatai Securities Company, Ltd.,
H Shares (I)(S)	77,200	187,201
ICAP PLC	71,069	544,474
IGM Financial, Inc. (L)	13,349	380,543
INTL. FCStone, Inc. (I)	2,737	97,382
Invesco, Ltd.	68,390	2,304,059
Investec PLC	71,197	605,678
Investec, Ltd.	17,309	144,694
Investment Technology Group, Inc.	5,994	120,300
Janus Capital Group, Inc.	62,676	989,654
Julius Baer Group, Ltd. (I)	23,600	1,128,237
KCG Holdings, Inc., Class A (I)	6,019	77,705
Korea Investment Holdings Company, Ltd.	5,273	248,566
Ladenburg Thalmann
Financial Services, Inc. (I)	17,415	54,857
Legg Mason, Inc.	17,489	776,162
Macquarie Group, Ltd.	31,149	1,828,378
Mediobanca SpA	75,329	720,599
Mirae Asset Securities Company, Ltd.	7,961	136,160
Moelis & Company, Class A	3,155	93,104
Morgan Stanley	242,953	8,333,288
Nomura Holdings, Inc.	524,600	3,100,896
Northern Trust Corp.	34,900	2,615,406
OM Asset Management PLC	4,249	68,876
Oppenheimer Holdings, Inc., Class A	1,856	33,222
Partners Group Holding AG	1,684	608,099
Piper Jaffray Companies (I)	2,694	109,188
Platinum Asset Management, Ltd.	26,508	154,369
Raymond James Financial, Inc.	32,970	1,936,328
RCS Capital Corp., Class A (I)	8,015	4,408
Safeguard Scientifics, Inc. (I)	4,394	71,578
Samsung Securities Company, Ltd.	7,749	295,320
SBI Holdings, Inc.	31,764	359,793
Schroders PLC	16,619	749,621
SEI Investments Company	35,850	1,949,882
State Street Corp.	65,066	4,722,490
Stifel Financial Corp. (I)	29,405	1,333,811
T. Rowe Price Group, Inc.	40,848	3,110,575
The Bank of New York Mellon Corp.	176,475	7,736,664
The Charles Schwab Corp.	190,890	6,434,902
The Goldman Sachs Group, Inc.	64,750	12,303,795
UBS Group AG	385,074	7,386,705
Virtu Financial, Inc., Class A	3,379	75,183
Virtus Investment Partners, Inc.	1,165	158,720
Waddell & Reed Financial, Inc., Class A	21,544	805,746
Westwood Holdings Group, Inc.	1,507	87,933
WisdomTree Investments, Inc.	48,916	1,063,923
Woori Investment & Securities Company, Ltd.	19,019	167,786

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Yuanta Financial Holdings Company, Ltd.	853,187	$322,669
		111,802,888
Consumer finance - 0.4%
Acom Company, Ltd. (I)	59,400	294,726
AEON Credit Service Company, Ltd.	15,500	356,746
American Express Company	135,714	9,722,551
Capital One Financial Corp.	86,480	6,789,545
Cash America International, Inc.	4,742	160,043
Compartamos SAB de CV	155,100	304,806
Credit Saison Company, Ltd.	21,100	398,082
Discover Financial Services	69,409	3,939,655
Encore Capital Group, Inc. (I)(L)	4,508	148,629
Enova International, Inc. (I)	4,468	33,599
Ezcorp, Inc., Class A (I)	9,794	56,707
First Cash Financial Services, Inc. (I)	4,923	191,455
Green Dot Corp., Class A (I)	7,852	132,071
Navient Corp.	59,523	708,919
Nelnet, Inc., Class A	4,148	136,884
PRA Group, Inc. (I)(L)	8,242	340,477
Regional Management Corp. (I)	2,296	36,047
Samsung Card Company, Ltd.	4,698	127,472
SLM Corp. (I)	109,567	740,125
World Acceptance Corp. (I)(L)	1,301	56,125
		24,674,664
Diversified financial services - 1.4%
African Bank Investments, Ltd. (I)	119,121	2,554
ASX, Ltd.	19,989	597,116
Ayala Corp.	19,850	312,621
Berkshire Hathaway, Inc., Class B (I)	299,801	40,200,316
BM&FBovespa SA	195,365	572,572
CBOE Holdings, Inc.	21,298	1,537,929
Chailease Holding Company, Ltd.	99,288	167,597
CME Group, Inc.	53,861	5,259,527
Corp. Financiera Colombiana SA (I)	82	1,002
Corp. Financiera Colombiana SA	8,930	101,096
Deutsche Boerse AG	25,194	2,157,860
Eurazeo SA	6,178	414,962
Exor SpA	13,200	591,313
FactSet Research Systems, Inc.	10,655	1,806,342
Far East Horizon, Ltd.	158,000	137,331
First Pacific Company, Ltd.	242,000	150,485
FirstRand, Ltd.	239,845	779,519
FNFV Group (I)	13,850	154,982
Fubon Financial Holding Company, Ltd.	639,736	1,017,113
Gain Capital Holdings, Inc.	5,941	49,073
Groupe Bruxelles Lambert SA	11,171	918,019
Grupo de Inversiones Suramericana SA	27,619	284,218
GT Capital Holdings, Inc.	7,600	203,670
HACI Omer Sabanci Holding AS	90,099	251,374
Hong Kong Exchanges & Clearing, Ltd.	112,715	2,926,335
Industrivarden AB, C Shares (I)	21,499	384,793
Intercontinental Exchange, Inc.	17,618	4,577,861
Investment AB Kinnevik, B Shares	30,660	942,343
Investor AB, B Shares	59,519	2,267,143
Japan Exchange Group, Inc.	79,600	1,247,458
Leucadia National Corp.	53,715	949,681
London Stock Exchange Group PLC	40,845	1,630,154
MarketAxess Holdings, Inc.	15,564	1,661,924
Marlin Business Services Corp.	1,893	33,090
McGraw Hill Financial, Inc.	43,439	4,190,560
Metro Pacific Investments Corp.	1,204,600	133,737
Mitsubishi UFJ Lease &
Finance Company, Ltd.	73,400	385,878
Moody’s Corp.	27,791	2,865,808
MSCI, Inc.	25,391	1,780,417
Nasdaq, Inc.	18,857	1,105,397
NewStar Financial, Inc. (I)	4,137	39,839
On Deck Capital, Inc. (I)	2,018	20,079
Onex Corp.	10,618	653,880
ORIX Corp.	191,300	2,761,908
Pargesa Holding SA	3,141	197,544
PICO Holdings, Inc. (I)	4,427	47,944
PSG Group, Ltd.	6,322	117,953
Remgro, Ltd.	34,285	614,926
RMB Holdings, Ltd.	50,300	212,460
Singapore Exchange, Ltd.	101,100	540,080
Wendel SA	4,435	528,471
		90,486,254
Insurance - 4.3%
ACE, Ltd.	87,471	10,046,044
Admiral Group PLC	27,517	671,737
Aegon NV	241,942	1,475,605
Aflac, Inc.	116,363	7,591,522
Ageas	28,779	1,259,124
AIA Group, Ltd.	1,217,309	7,268,324
Alleghany Corp. (I)	4,108	2,092,451
Allianz SE	59,946	10,591,893
Ambac Financial Group, Inc. (I)	7,913	133,571
American Equity Investment Life
Holding Company	14,026	376,037
American Financial Group, Inc.	18,482	1,367,668
American International Group, Inc.	355,550	22,605,869
AMERISAFE, Inc.	3,344	180,041
AMP, Ltd.	314,109	1,316,293
Aon PLC	75,659	7,167,934
Argo Group International Holdings, Ltd.	4,745	301,450
Arthur J. Gallagher & Company	44,905	1,964,594
Aspen Insurance Holdings, Ltd.	15,636	789,931
Assicurazioni Generali SpA	158,722	3,015,011
Assurant, Inc.	18,003	1,539,617
Atlas Financial Holdings, Inc. (I)	2,387	50,055
Aviva PLC (I)	532,469	4,101,942
AXA SA	308,578	8,338,013
Baldwin & Lyons, Inc., Class B	2,162	50,699
Baloise Holding AG	5,630	683,971
BB Seguridade Participacoes SA	81,608	546,676
Brown & Brown, Inc.	30,081	976,429
Cathay Financial Holdings Company, Ltd.	801,466	1,121,021
China Life Insurance Company, Ltd.	326,485	264,251
China Life Insurance Company, Ltd., H Shares	672,376	2,323,321
China Pacific Insurance Group Company, Ltd.,
H Shares	239,700	987,887
China Taiping Insurance
Holdings Company, Ltd. (I)	147,800	444,953
Cincinnati Financial Corp.	40,162	2,454,300
Citizens, Inc. (I)(L)	9,673	89,765
CNO Financial Group, Inc.	83,158	1,682,286
CNP Assurances	29,015	403,866
Crawford & Company, Class B	3,206	19,172
Delta Lloyd NV	29,967	215,554
Direct Line Insurance Group PLC	185,948	1,153,140
Discovery, Ltd.	25,375	252,945
Dongbu Insurance Company, Ltd.	5,742	307,718
eHealth, Inc. (I)	3,044	39,420

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Employers Holdings, Inc.	5,476	$150,097
Endurance Specialty Holdings, Ltd.	15,586	1,028,053
Enstar Group, Ltd. (I)	1,537	236,867
Everest Re Group, Ltd.	11,368	2,096,714
Fairfax Financial Holdings, Ltd.	2,611	1,253,581
FBL Financial Group, Inc., Class A	1,871	127,827
Federated National Holding Company	2,644	75,592
First American Financial Corp.	46,246	1,823,942
Genworth Financial, Inc., Class A (I)	259,926	1,312,626
Gjensidige Forsikring ASA	24,148	389,215
Great-West Lifeco, Inc.	38,985	1,059,392
Greenlight Capital Re, Ltd., Class A (I)	4,970	102,432
Hannover Rueckversicherung AG	8,373	978,503
Hanwha Life Insurance Company, Ltd.	29,349	193,543
HCI Group, Inc. (L)	1,614	63,156
Heritage Insurance Holdings, Inc. (I)	4,307	96,735
Horace Mann Educators Corp.	7,296	254,849
Hyundai Marine & Fire
Insurance Company, Ltd.	8,459	247,471
Industrial Alliance Insurance and
Financial Services, Inc.	13,081	443,723
Infinity Property & Casualty Corp.	2,048	175,104
Insurance Australia Group, Ltd.	250,201	999,520
Intact Financial Corp.	16,775	1,118,208
James River Group Holdings, Ltd.	2,030	65,163
Kemper Corp.	20,191	830,052
Legal & General Group PLC	784,595	3,206,763
Liberty Holdings, Ltd.	8,158	73,127
Lincoln National Corp.	67,739	3,724,968
Loews Corp.	77,510	2,936,854
Maiden Holdings, Ltd.	8,793	135,500
Mapfre SA	136,604	374,323
Marsh & McLennan Companies, Inc.	143,166	7,917,080
MBIA, Inc. (I)	23,400	153,738
Medibank Pvt., Ltd.	291,475	488,139
Mercury General Corp.	9,367	484,742
MetLife, Inc.	301,873	15,422,692
MMI Holdings, Ltd.	78,414	128,191
MS&AD Insurance Group Holdings, Inc.	74,200	2,093,346
Muenchener Rueckversicherungs AG	22,008	4,425,443
National General Holdings Corp.	7,007	153,523
National Western Life Group, Inc., Class A	498	131,099
New China Life Insurance Company, Ltd.,
H Shares	71,600	297,050
NN Group NV	32,449	1,107,791
Old Mutual PLC	652,523	2,053,303
Old Republic International Corp.	62,131	1,178,004
OneBeacon Insurance Group, Ltd., Class A	5,925	82,121
People’s Insurance Company Group of
China, Ltd., H Shares	609,000	314,063
PICC Property & Casualty Company, Ltd.,
H Shares	314,780	681,705
Ping An Insurance Group Company of
China, Ltd., H Shares	470,710	2,582,252
Porto Seguro SA	13,823	116,164
Power Corp. of Canada	47,405	1,112,133
Power Financial Corp. (L)	33,390	847,845
Powszechny Zaklad Ubezpieczen SA	101,630	971,000
Primerica, Inc.	21,633	1,108,475
Principal Financial Group, Inc.	74,320	3,824,507
Prudential Financial, Inc.	122,043	10,562,822
Prudential PLC	336,976	7,811,680
QBE Insurance Group, Ltd.	143,858	1,292,406
Rand Merchant Insurance Holdings, Ltd.	47,643	138,934
Reinsurance Group of America, Inc.	17,100	1,571,148
RenaissanceRe Holdings, Ltd.	11,820	1,309,183
RLI Corp.	7,423	450,576
RSA Insurance Group PLC	136,256	903,395
Safety Insurance Group, Inc.	2,759	154,532
Sampo OYJ, Class A	70,310	3,482,781
Samsung Fire & Marine
Insurance Company, Ltd.	4,803	1,270,497
Samsung Life Insurance Company, Ltd.	10,813	961,050
Sanlam, Ltd.	123,509	525,370
SCOR SE	25,189	987,011
Selective Insurance Group, Inc.	9,898	341,580
Shin Kong Financial Holding Company, Ltd.	844,568	185,028
Sompo Japan Nipponkoa Holdings, Inc.	48,800	1,505,078
Sony Financial Holdings, Inc.	27,100	499,385
St James’s Place PLC	70,773	1,083,504
StanCorp Financial Group, Inc.	10,883	1,236,744
Standard Life PLC	262,156	1,644,130
State Auto Financial Corp.	2,692	62,481
State National Companies, Inc.	5,498	55,585
Stewart Information Services Corp.	3,967	171,930
Sul America SA	23,679	131,702
Sun Life Financial, Inc. (L)	72,335	2,385,438
Suncorp Group, Ltd.	137,205	1,325,017
Swiss Life Holding AG (I)	3,532	891,005
Swiss Re AG	37,617	3,584,628
Symetra Financial Corp.	12,837	404,109
T&D Holdings, Inc.	86,200	1,208,538
The Allstate Corp.	108,102	6,784,482
The Chubb Corp.	61,307	8,002,403
The Dai-ichi Life Insurance Company, Ltd.	157,000	2,719,878
The Hanover Insurance Group, Inc.	11,370	961,902
The Hartford Financial Services Group, Inc.	112,095	5,116,016
The Navigators Group, Inc. (I)	1,809	156,044
The Progressive Corp.	158,118	4,873,197
The Travelers Companies, Inc.	84,039	9,628,348
Third Point Reinsurance, Ltd. (I)	14,393	204,525
Tokio Marine Holdings, Inc.	99,300	3,662,597
Torchmark Corp.	31,410	1,904,074
Tryg A/S	17,580	342,234
UnipolSai SpA	159,274	410,800
United Fire Group, Inc.	3,680	147,310
United Insurance Holdings Corp.	2,944	55,759
Universal Insurance Holdings, Inc. (L)	5,441	107,460
Unum Group	66,662	2,445,162
W.R. Berkley Corp.	25,391	1,413,263
XL Group PLC	81,562	3,114,037
Zurich Insurance Group AG (I)	16,030	4,219,011
		285,916,175
Real estate investment trusts - 3.2%
Acadia Realty Trust	11,651	390,775
AG Mortgage Investment Trust, Inc.	5,270	77,891
Agree Realty Corp.	3,304	110,816
Alexander’s, Inc.	366	146,664
Alexandria Real Estate Equities, Inc.	18,603	1,713,150
Altisource Residential Corp., Class B	9,844	130,335
American Assets Trust, Inc.	6,349	252,754
American Campus Communities, Inc.	28,896	1,167,398
American Capital Mortgage Investment Corp.	8,443	126,561
American Residential Properties, Inc.	5,874	102,736
American Tower Corp.	105,425	10,477,137
Anworth Mortgage Asset Corp.	18,581	89,375

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Apartment Investment & Management
Company, Class A	37,627	$1,433,965
Apollo Commercial Real Estate Finance, Inc.	9,244	162,232
Apollo Residential Mortgage, Inc.	6,084	78,970
Ares Commercial Real Estate Corp.	5,506	70,862
Armada Hoffler Properties, Inc.	6,679	75,406
ARMOUR Residential REIT, Inc.	7,531	159,130
Ascendas Real Estate Investment Trust	256,200	433,680
Ashford Hospitality Prime, Inc.	5,379	76,382
Ashford Hospitality Trust, Inc.	14,508	101,991
AvalonBay Communities, Inc.	32,024	5,821,643
BGP Holdings PLC (I)	181,302	9,386
BioMed Realty Trust, Inc.	51,983	1,220,041
Bluerock Residential Growth REIT, Inc.	4,465	51,080
Boston Properties, Inc.	36,994	4,623,880
Camden Property Trust	22,345	1,706,711
Campus Crest Communities, Inc.	12,547	84,065
CapitaCommercial Trust	256,700	238,018
CapitaMall Trust	302,400	407,577
Capstead Mortgage Corp.	15,104	143,337
Care Capital Properties, Inc.	21,282	673,575
CareTrust REIT, Inc.	8,785	98,041
CatchMark Timber Trust, Inc., Class A	8,056	91,436
Cedar Realty Trust, Inc.	15,805	115,693
Chambers Street Properties	40,248	302,665
Chatham Lodging Trust	6,564	149,594
Chesapeake Lodging Trust	10,198	276,978
Colony Financial, Inc.	18,717	382,950
Communications Sales & Leasing, Inc. (I)	30,987	602,697
CorEnergy Infrastructure Trust, Inc. (I)	12,122	61,216
CoreSite Realty Corp.	4,082	239,083
Corporate Office Properties Trust	24,320	542,093
Corrections Corp. of America	30,131	776,777
Cousins Properties, Inc.	36,660	360,368
Crown Castle International Corp.	80,405	6,907,594
CubeSmart	27,898	812,390
CyrusOne, Inc.	11,158	403,473
CYS Investments, Inc.	25,315	191,888
DCT Industrial Trust, Inc.	14,696	560,946
Dexus Property Group	98,440	545,689
DiamondRock Hospitality Company	33,753	375,671
Douglas Emmett, Inc.	35,755	1,107,690
Duke Realty Corp.	88,823	1,807,548
DuPont Fabros Technology, Inc.	10,595	350,059
Dynex Capital, Inc.	11,368	78,098
Easterly Government Properties	2,922	52,187
EastGroup Properties, Inc.	5,490	319,573
Education Realty Trust, Inc.	8,140	299,959
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	181,836	173,079
EPR Properties	9,427	528,289
Equinix, Inc.	14,021	4,157,227
Equity One, Inc.	31,121	847,425
Equity Residential	92,167	7,356,770
Essex Property Trust, Inc.	15,846	3,657,098
Extra Space Storage, Inc.	31,605	2,646,919
Federal Realty Investment Trust	17,784	2,605,712
FelCor Lodging Trust, Inc.	24,790	198,816
Fibra Uno Administracion SA de CV	366,800	855,146
First Industrial Realty Trust, Inc.	18,696	427,204
First Potomac Realty Trust	10,930	127,007
Fonciere Des Regions	4,524	401,139
Four Corners Property Trust, Inc. (I)	1	20
Franklin Street Properties Corp.	15,222	159,374
Gecina SA	5,289	638,915
General Growth Properties, Inc.	140,880	3,588,214
Getty Realty Corp.	5,211	90,932
Gladstone Commercial Corp.	5,644	82,346
Goodman Group	180,565	795,419
Government Properties Income Trust	12,049	203,990
Gramercy Property Trust, Inc.	9,750	232,928
Growthpoint Properties, Ltd.	164,216	273,755
H&R Real Estate Investment Trust	18,855	302,990
Hammerson PLC	101,541	932,909
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	5,532	96,589
Hatteras Financial Corp.	15,630	220,070
HCP, Inc.	111,505	3,961,773
Healthcare Realty Trust, Inc.	16,775	456,112
Hersha Hospitality Trust	8,257	194,948
Highwoods Properties, Inc.	39,780	1,732,817
Hospitality Properties Trust	38,973	1,082,280
Host Hotels & Resorts, Inc.	180,915	3,003,189
Hudson Pacific Properties, Inc.	12,474	357,630
Hyprop Investments, Ltd.	17,335	144,223
ICADE	4,999	352,690
Independence Realty Trust, Inc.	7,003	54,763
InfraREIT, Inc. (I)	3,698	74,589
Inland Real Estate Corp.	14,924	143,420
Intu Properties PLC	117,368	571,736
Invesco Mortgage Capital, Inc.	20,550	275,781
Investors Real Estate Trust	20,841	170,271
Iron Mountain, Inc.	46,258	1,285,047
iStar, Inc. (I)	14,671	193,657
Japan Prime Realty Investment Corp.	116	400,097
Japan Real Estate Investment Corp.	187	889,161
Japan Retail Fund Investment Corp.	346	662,030
Kilroy Realty Corp.	23,722	1,582,969
Kimco Realty Corp.	99,583	2,598,120
Kite Realty Group Trust	14,139	380,480
Klepierre	29,186	1,324,871
Ladder Capital Corp., Class A	7,097	100,423
Lamar Advertising Company, Class A	21,075	1,230,991
Land Securities Group PLC	102,510	1,900,418
LaSalle Hotel Properties	48,084	1,356,450
Lexington Realty Trust	34,381	295,333
Liberty Property Trust	38,555	1,307,015
LTC Properties, Inc.	6,011	256,249
Mack-Cali Realty Corp.	37,934	891,449
Medical Properties Trust, Inc.	39,168	470,408
Mid-America Apartment Communities, Inc.	19,392	1,717,356
Mirvac Group	380,021	510,696
Monmouth Real Estate
Investment Corp., Class A	11,333	118,090
Monogram Residential Trust, Inc.	28,401	283,442
National Health Investors, Inc.	6,336	382,631
National Retail Properties, Inc.	34,586	1,330,178
National Storage Affiliates Trust	4,414	73,096
New Residential Investment Corp.	38,619	491,234
New Senior Investment Group, Inc.	15,098	139,355
New York Mortgage Trust, Inc.	18,785	108,953
New York REIT, Inc.	27,647	318,217
Nexpoint Residential Trust, Inc.	4,033	53,437
Nippon Building Fund, Inc.	202	953,863
Nippon Prologis REIT, Inc.	207	362,710
Nomura Real Estate Master Fund, Inc. (I)	503	606,787

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Omega Healthcare Investors, Inc.	41,616	$1,433,255
Orchid Island Capital, Inc. (L)	4,386	41,974
Parkway Properties, Inc.	14,462	247,011
Pebblebrook Hotel Trust	12,130	386,341
Pennsylvania Real Estate Investment Trust	11,936	257,340
PennyMac Mortgage Investment Trust	12,427	206,785
Physicians Realty Trust	11,807	189,030
Plum Creek Timber Company, Inc.	42,135	2,140,879
Post Properties, Inc.	14,145	833,989
Potlatch Corp.	17,456	583,380
Preferred Apartment Communities, Inc.	4,683	54,932
Prologis, Inc.	126,288	5,398,812
PS Business Parks, Inc.	3,290	290,902
Public Storage	36,938	8,867,336
QTS Realty Trust, Inc., Class A	4,700	198,434
RAIT Financial Trust	17,161	74,136
Ramco-Gershenson Properties Trust	13,676	230,714
Rayonier, Inc.	32,401	781,836
Realty Income Corp.	60,425	2,998,289
Redefine Properties Ltd.	295,021	215,107
Redwood Trust, Inc.	14,514	200,003
Regency Centers Corp.	24,224	1,632,213
Resilient, Ltd. (I)	20,136	173,418
Resource Capital Corp.	6,545	82,402
Retail Opportunity Investments Corp.	17,003	310,985
Rexford Industrial Realty, Inc.	9,544	153,754
RioCan Real Estate Investment Trust	20,155	385,608
RLJ Lodging Trust	22,150	540,460
Rouse Properties, Inc.	6,187	99,611
Ryman Hospitality Properties	7,300	396,682
Sabra Health Care REIT, Inc.	11,205	231,719
Saul Centers, Inc.	1,685	93,737
Scentre Group	550,253	1,586,094
Segro PLC	94,536	627,537
Select Income REIT	10,355	212,692
Senior Housing Properties Trust	61,076	882,548
Silver Bay Realty Trust Corp.	6,693	105,281
Simon Property Group, Inc.	76,270	14,204,525
SL Green Realty Corp.	24,016	2,835,809
Sovran Self Storage, Inc.	15,095	1,516,897
STAG Industrial, Inc.	11,198	228,439
Starwood Waypoint Residential Trust	6,394	151,218
Stockland	243,538	702,711
STORE Capital Corp.	5,966	135,786
Strategic Hotels & Resorts, Inc. (I)	46,367	656,557
Summit Hotel Properties, Inc.	14,736	196,431
Sun Communities, Inc.	7,769	519,358
Sunstone Hotel Investors, Inc.	35,207	516,839
Suntec Real Estate Investment Trust	294,600	320,076
Tanger Factory Outlet Centers, Inc.	24,657	821,325
Taubman Centers, Inc.	15,657	1,125,269
Terreno Realty Corp.	7,306	165,481
The British Land Company PLC	125,556	1,576,182
The GEO Group, Inc.	12,603	369,520
The GPT Group	182,610	608,737
The Link REIT	230,425	1,398,279
The Macerich Company	32,418	2,533,467
UDR, Inc.	67,406	2,487,955
UMH Properties, Inc.	6,516	63,857
Unibail-Rodamco SE	14,573	3,743,402
Unibail-Rodamco SE (I)	724	185,976
United Development Funding IV (L)	5,689	101,662
United Urban Investment Corp.	375	499,257
Universal Health Realty Income Trust	2,245	118,289
Urban Edge Properties	38,763	929,924
Urstadt Biddle Properties, Inc., Class A	5,698	114,074
Ventas, Inc.	80,096	4,272,321
Vicinity Centres	345,305	675,423
Vornado Realty Trust	42,697	4,131,362
Washington Real Estate Investment Trust	11,506	316,530
Weingarten Realty Investors	29,335	1,025,552
Welltower, Inc.	84,781	5,357,311
Western Asset Mortgage Capital Corp.	6,987	82,237
Westfield Corp.	204,139	1,411,152
Weyerhaeuser Company	123,946	3,987,343
Whitestone REIT	5,786	70,242
WP Glimcher, Inc.	47,673	502,950
Xenia Hotels & Resorts, Inc.	18,899	316,558
		213,043,105
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	15,700	269,987
Alexander & Baldwin, Inc.	20,193	765,517
Altisource Portfolio Solutions SA (I)(L)	2,262	65,078
AV Homes, Inc. (I)	2,809	39,101
Ayala Land, Inc.	688,000	493,458
Azrieli Group	5,789	222,653
BR Malls Participacoes SA	46,651	154,077
Brookfield Asset Management, Inc. (L)	100,592	3,453,625
Bumi Serpong Damai Tbk PT	471,200	57,275
CapitaLand, Ltd.	325,500	696,217
CBRE Group, Inc., Class A (I)	69,800	2,615,406
Central Pattana PCL	190,600	246,188
Cheung Kong Property Holdings, Ltd.	272,948	1,785,187
China Overseas Land & Investment, Ltd.	354,397	1,173,751
China Overseas Property Holdings, Ltd. (I)	118,132	22,702
China Resources Land, Ltd.	249,211	672,121
China Vanke Company, Ltd.	117,200	292,033
City Developments, Ltd.	52,000	270,578
Consolidated-Tomoka Land Company	1,013	60,415
Country Garden Holdings Company, Ltd.	504,467	189,438
Daito Trust Construction Company, Ltd.	10,300	1,070,295
Daiwa House Industry Company, Ltd.	86,700	2,417,829
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (S)	52,700	313,384
Deutsche Wohnen AG	43,791	1,203,085
Evergrande Real Estate Group, Ltd.	489,900	386,846
First Capital Realty, Inc.	16,541	242,643
Forestar Group, Inc. (I)	6,131	83,320
Franshion Properties China, Ltd.	304,000	92,416
FRP Holdings, Inc. (I)	875	27,116
Global Logistic Properties, Ltd.	398,800	556,301
Goldin Properties Holdings, Ltd. (I)	127,700	100,554
Guangzhou R&F Properties Company, Ltd.,
H Shares	96,800	109,134
Hang Lung Properties, Ltd.	223,000	522,651
Henderson Land Development Company, Ltd.	117,473	723,032
Highwealth Construction Corp.	85,800	105,046
Hulic Company, Ltd. (I)	42,200	387,807
Hysan Development Company, Ltd.	60,557	255,773
IOI Properties Group BHD	82,133	42,276
Jones Lang LaSalle, Inc.	11,568	1,921,676
Kennedy-Wilson Holdings, Inc.	15,838	413,372
Kerry Properties, Ltd.	64,768	182,728
Lend Lease Corp.	56,995	523,045
Lippo Karawaci Tbk PT	1,166,500	108,282
Longfor Properties Company, Ltd.	129,500	178,075

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Marcus & Millichap, Inc. (I)	2,338	$76,710
Megaworld Corp.	969,300	91,226
Mitsubishi Estate Company, Ltd.	180,000	3,788,278
Mitsui Fudosan Company, Ltd.	136,000	3,432,429
Multiplan Empreendimentos Imobiliarios SA	9,567	105,094
New World China Land, Ltd.	232,000	158,595
New World Development Company, Ltd.	536,257	532,433
Nomura Real Estate Holdings, Inc.	17,400	340,741
NTT Urban Development Corp.	17,200	167,642
RE/MAX Holdings, Inc., Class A	2,259	84,735
Ruentex Development Company, Ltd.	79,000	104,922
Shimao Property Holdings, Ltd.	125,000	208,492
Shui On Land, Ltd.	342,959	94,654
Sino Land Company, Ltd.	301,075	444,881
Sino-Ocean Land Holdings, Ltd.	302,358	169,447
SM Prime Holdings, Inc.	767,000	349,343
SOHO China, Ltd.	198,000	80,352
Sumitomo Realty &
Development Company, Ltd.	52,000	1,580,903
Summarecon Agung Tbk PT	581,700	64,902
Sun Hung Kai Properties, Ltd.	173,500	2,132,174
Sunac China Holdings, Ltd.	177,400	117,981
Swire Pacific, Ltd., Class A	58,000	633,036
Swire Properties, Ltd.	115,600	334,724
Swiss Prime Site AG (I)	6,732	503,495
Tejon Ranch Company (I)	2,724	57,531
The St. Joe Company (I)(L)	11,486	223,058
The Wharf Holdings, Ltd.	135,625	775,753
Tokyo Tatemono Company, Ltd.	29,100	349,729
Tokyu Fudosan Holdings Corp.	73,300	494,390
UOL Group, Ltd.	59,800	258,581
Vonovia SE	60,571	1,874,742
Wheelock and Company, Ltd.	91,000	393,593
Yuexiu Property Company, Ltd.	648,500	108,995
		45,645,054
Thrifts and mortgage finance - 0.1%
Anchor Bancorp Wisconsin, Inc. (I)	1,490	62,565
Astoria Financial Corp.	15,189	244,847
Bank Mutual Corp.	10,439	80,589
BankFinancial Corp.	4,420	56,797
Beneficial Bancorp, Inc. (I)	14,071	196,431
BofI Holding, Inc. (I)(L)	10,220	204,707
Brookline Bancorp, Inc.	12,939	151,904
Capitol Federal Financial, Inc.	23,729	307,765
Clifton Bancorp, Inc.	5,800	86,072
Dime Community Bancshares, Inc.	5,872	108,691
Essent Group, Ltd. (I)	9,366	231,528
EverBank Financial Corp.	16,083	277,593
Federal Agricultural Mortgage Corp., Class C	2,030	60,839
First Defiance Financial Corp.	1,940	80,568
Flagstar Bancorp, Inc. (I)	3,584	88,023
HomeStreet, Inc. (I)	3,794	82,216
IMPAC Mortgage Holdings, Inc. (I)	1,531	28,614
Kearny Financial Corp.	16,263	204,914
Lendingtree, Inc. (I)	986	100,454
Meridian Bancorp, Inc.	10,063	147,524
Meta Financial Group, Inc.	1,378	62,010
MGIC Investment Corp. (I)	57,859	551,975
Nationstar Mortgage Holdings, Inc. (I)(L)	6,760	92,071
New York Community Bancorp, Inc.	114,311	1,874,700
NMI Holdings, Inc., Class A (I)	10,043	74,218
Northfield Bancorp, Inc.	9,096	144,899
Northwest Bancshares, Inc.	17,148	239,043
Ocwen Financial Corp. (I)(L)	18,603	132,639
Oritani Financial Corp.	8,501	147,407
PennyMac Financial Services, Inc. (I)	2,790	45,282
PHH Corp. (I)	8,625	146,366
Provident Financial Services, Inc.	11,167	233,167
Radian Group, Inc.	32,541	463,709
TrustCo Bank Corp.	18,771	123,138
United Community Financial Corp.	9,507	55,901
United Financial Bancorp, Inc.	9,358	130,170
Walker & Dunlop, Inc. (I)	4,538	134,053
Walter Investment Management Corp. (I)(L)	6,576	95,615
Washington Federal, Inc.	39,927	1,031,714
Waterstone Financial, Inc.	5,621	77,851
WSFS Financial Corp.	5,540	189,246
		8,847,815
		1,328,268,486
Health care - 11.7%
Biotechnology - 2.1%
AbbVie, Inc.	282,036	16,400,393
ACADIA Pharmaceuticals, Inc. (I)	13,579	515,323
Acceleron Pharma, Inc. (I)	3,749	160,720
Achillion Pharmaceuticals, Inc. (I)	20,101	204,628
Acorda Therapeutics, Inc. (I)	7,344	280,467
Actelion, Ltd. (I)	10,807	1,516,072
Adamas Pharmaceuticals, Inc. (I)	1,810	28,906
Aduro Biotech, Inc. (I)(L)	1,473	45,648
Advaxis, Inc. (I)(L)	5,045	60,893
Aegerion Pharmaceuticals, Inc. (I)(L)	4,458	45,650
Affimed NV (I)	2,659	19,836
Agenus, Inc. (I)	13,468	68,821
Aimmune Therapeutics, Inc. (I)	1,920	41,069
Akebia Therapeutics, Inc. (I)	4,187	44,927
Alder Biopharmaceuticals, Inc. (I)	3,998	148,965
Alexion Pharmaceuticals, Inc. (I)	38,123	6,802,668
AMAG Pharmaceuticals, Inc. (I)	5,872	156,313
Amgen, Inc.	129,526	20,866,639
Amicus Therapeutics, Inc. (I)	19,910	213,634
Anacor Pharmaceuticals, Inc. (I)	6,974	814,075
Anthera Pharmaceuticals, Inc. (I)	6,723	38,254
Applied Genetic Technologies Corp. (I)	1,645	28,031
Ardelyx, Inc. (I)(L)	2,804	54,846
Arena Pharmaceuticals, Inc. (I)	41,984	100,342
ARIAD Pharmaceuticals, Inc. (I)	28,651	183,653
Array BioPharma, Inc. (I)	24,318	96,299
Arrowhead Research Corp. (I)(L)	10,548	66,663
Atara Biotherapeutics, Inc. (I)	2,938	115,463
Avalanche Biotechnologies, Inc. (I)	3,727	39,059
Axovant Sciences, Ltd. (I)(L)	2,431	46,140
Baxalta, Inc.	96,107	3,304,159
BioCryst Pharmaceuticals, Inc. (I)	12,469	132,296
Biogen, Inc. (I)	38,057	10,917,031
BioSpecifics Technologies Corp. (I)	939	45,495
BioTime, Inc. (I)(L)	8,999	31,676
Blueprint Medicines Corp. (I)	1,676	38,816
Cara Therapeutics, Inc. (I)	3,334	55,178
Catalyst Pharmaceuticals, Inc. (I)(L)	12,761	34,646
Celgene Corp. (I)	134,986	14,774,218
Celldex Therapeutics, Inc. (I)(L)	16,879	303,991
Cellular Biomedicine Group, Inc. (I)	1,646	37,809
Cepheid, Inc. (I)	12,221	439,223
ChemoCentryx, Inc. (I)	4,915	37,108
Chiasma, Inc. (I)	1,325	29,402

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Chimerix, Inc. (I)	7,806	$315,362
Clovis Oncology, Inc. (I)	4,738	149,010
Coherus Biosciences, Inc. (I)	4,072	123,667
Concert Pharmaceuticals, Inc. (I)	2,791	63,998
CSL, Ltd.	48,394	3,494,511
CTI BioPharma Corp. (I)	31,364	38,578
Curis, Inc. (I)	21,030	57,622
Cytokinetics, Inc. (I)	6,114	72,267
CytRx Corp. (I)(L)	12,159	38,058
Dicerna Pharmaceuticals, Inc. (I)	2,519	33,654
Durata Therapeutics, Inc. (I)	2,145	1,780
Dyax Corp. (I)	24,829	835,744
Dynavax Technologies Corp. (I)	6,301	175,735
Eagle Pharmaceuticals, Inc. (I)(L)	1,464	134,161
Emergent BioSolutions, Inc. (I)	5,175	194,942
Enanta Pharmaceuticals, Inc. (I)(L)	2,752	86,688
Epizyme, Inc. (I)(L)	5,094	82,064
Esperion Therapeutics, Inc. (I)	2,164	61,479
Exact Sciences Corp. (I)(L)	16,444	149,476
Exelixis, Inc. (I)(L)	38,471	220,054
Fibrocell Science, Inc. (I)	4,928	29,075
FibroGen, Inc. (I)	8,194	243,690
Five Prime Therapeutics, Inc. (I)	3,751	144,226
Flexion Therapeutics, Inc. (I)	2,331	45,315
Foundation Medicine, Inc. (I)(L)	2,001	34,037
Galena Biopharma, Inc. (I)(L)	29,421	44,132
Genocea Biosciences, Inc. (I)	3,868	24,755
Genomic Health, Inc. (I)	3,005	91,112
Geron Corp. (I)(L)	27,561	140,561
Gilead Sciences, Inc.	250,627	26,556,437
Global Blood Therapeutics, Inc. (I)(L)	1,192	55,976
Grifols SA	16,717	792,075
Halozyme Therapeutics, Inc. (I)	18,135	322,803
Heron Therapeutics, Inc. (I)(L)	4,986	149,331
Idera Pharmaceuticals, Inc. (I)(L)	15,213	59,026
Ignyta, Inc. (I)	3,633	53,405
Immune Design Corp. (I)	1,910	39,976
ImmunoGen, Inc. (I)	14,814	201,026
Immunomedics, Inc. (I)(L)	18,170	59,779
Infinity Pharmaceuticals, Inc. (I)	8,311	73,303
Inovio Pharmaceuticals, Inc. (I)(L)	12,670	93,885
Insmed, Inc. (I)	10,576	172,495
Insys Therapeutics, Inc. (I)(L)	4,024	128,205
Ironwood Pharmaceuticals, Inc. (I)	21,583	263,313
Karyopharm Therapeutics, Inc. (I)(L)	4,106	76,782
Keryx Biopharmaceuticals, Inc. (I)(L)	17,425	100,542
Kite Pharma, Inc. (I)(L)	4,908	404,272
La Jolla Pharmaceutical Company (I)(L)	2,403	81,197
Lexicon Pharmaceuticals, Inc. (I)(L)	6,989	96,169
Ligand Pharmaceuticals, Inc. (I)	2,975	318,563
Lion Biotechnologies, Inc. (I)	8,221	59,849
Loxo Oncology, Inc. (I)(L)	1,427	46,991
MacroGenics, Inc. (I)	5,413	187,182
MannKind Corp. (I)(L)	42,316	84,632
Medgenics, Inc. (I)	3,205	22,179
Merrimack Pharmaceuticals, Inc. (I)(L)	18,113	170,443
MiMedx Group, Inc. (I)(L)	18,583	166,504
Mirati Therapeutics, Inc. (I)	1,996	75,908
Momenta Pharmaceuticals, Inc. (I)	10,415	186,012
Myriad Genetics, Inc. (I)(L)	11,814	513,909
Navidea Biopharmaceuticals, Inc. (I)(L)	25,900	38,850
Neurocrine Biosciences, Inc. (I)	14,543	790,703
NewLink Genetics Corp. (I)	3,547	129,820
Northwest Biotherapeutics, Inc. (I)(L)	7,859	36,309
Novavax, Inc. (I)	45,734	391,483
Ocata Therapeutics, Inc. (I)	7,766	66,632
OncoMed Pharmaceuticals, Inc. (I)	3,025	69,121
Oncothyreon, Inc. (I)	16,889	59,956
Ophthotech Corp. (I)	4,068	258,603
Orexigen Therapeutics, Inc. (I)(L)	18,296	43,727
Organovo Holdings, Inc. (I)(L)	15,886	53,854
Osiris Therapeutics, Inc. (L)	3,366	34,535
Otonomy, Inc. (I)	2,630	69,406
OvaScience, Inc. (I)(L)	4,139	39,031
PDL BioPharma, Inc. (L)	28,050	106,169
Peregrine Pharmaceuticals, Inc. (I)(L)	38,265	49,362
Pfenex, Inc. (I)	2,895	44,641
Portola Pharmaceuticals, Inc. (I)	7,898	391,820
Progenics Pharmaceuticals, Inc. (I)	12,179	81,843
Proteon Therapeutics, Inc. (I)	1,547	24,659
Prothena Corp. PLC (I)	5,332	376,119
PTC Therapeutics, Inc. (I)	5,818	174,773
Radius Health, Inc. (I)	5,624	341,995
Raptor Pharmaceutical Corp. (I)	13,998	88,467
Regeneron Pharmaceuticals, Inc. (I)	13,096	7,130,772
Regulus Therapeutics, Inc. (I)	5,089	51,246
Repligen Corp. (I)	5,620	159,777
Retrophin, Inc. (I)	5,996	134,011
Rigel Pharmaceuticals, Inc. (I)	16,564	54,330
Sage Therapeutics, Inc. (I)	2,374	113,762
Sangamo BioSciences, Inc. (I)	11,735	97,166
Sarepta Therapeutics, Inc. (I)	7,082	260,334
Seres Therapeutics, Inc. (I)(L)	1,504	53,888
Sorrento Therapeutics, Inc. (I)(L)	5,043	40,394
Spark Therapeutics, Inc. (I)(L)	1,341	77,496
Spectrum Pharmaceuticals, Inc. (I)	11,817	70,902
Stemline Therapeutics, Inc. (I)	3,224	26,566
Synergy Pharmaceuticals, Inc. (I)(L)	17,256	108,368
Synta Pharmaceuticals Corp. (I)	15,836	6,776
T2 Biosystems, Inc. (I)(L)	2,005	23,639
TESARO, Inc. (I)	4,003	204,313
TG Therapeutics, Inc. (I)(L)	6,208	81,821
Threshold Pharmaceuticals, Inc. (I)	10,964	38,264
Trevena, Inc. (I)	5,568	70,101
TrovaGene, Inc. (I)(L)	5,173	33,418
Ultragenyx Pharmaceutical, Inc. (I)	6,546	643,603
United Therapeutics Corp. (I)	11,716	1,788,213
Vanda Pharmaceuticals, Inc. (I)(L)	7,313	72,106
Verastem, Inc. (I)	5,449	12,369
Versartis, Inc. (I)	4,101	51,878
Vertex Pharmaceuticals, Inc. (I)	40,605	5,252,663
Vitae Pharmaceuticals, Inc. (I)	2,272	32,626
Vital Therapies, Inc. (I)(L)	2,764	25,982
Xencor, Inc. (I)	4,999	80,384
XOMA Corp. (I)(L)	14,657	19,494
Zafgen, Inc. (I)(L)	2,735	46,249
ZIOPHARM Oncology, Inc. (I)(L)	19,591	256,250
		139,004,406
Health care equipment and supplies - 1.8%
Abaxis, Inc.	3,859	205,183
Abbott Laboratories	295,247	13,262,495
ABIOMED, Inc. (I)	7,093	578,576
Accuray, Inc. (I)(L)	13,331	93,850
Align Technology, Inc. (I)	18,748	1,251,242
Analogic Corp.	2,109	176,207
AngioDynamics, Inc. (I)	4,844	57,644

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Anika Therapeutics, Inc. (I)	2,492	$104,564
Antares Pharma, Inc. (I)	26,321	34,481
AtriCure, Inc. (I)	5,016	107,744
Atrion Corp.	254	106,909
Baxter International, Inc.	110,806	4,171,846
Becton, Dickinson and Company	40,430	6,074,608
Boston Scientific Corp. (I)	273,175	4,993,639
C.R. Bard, Inc.	15,091	2,819,301
Cantel Medical Corp.	5,849	379,191
Cardiovascular Systems, Inc. (I)	5,529	88,464
Cerus Corp. (I)	17,281	97,983
Cochlear, Ltd.	5,858	399,252
Coloplast A/S	14,949	1,211,494
ConforMIS, Inc. (I)	1,810	38,607
CONMED Corp.	4,751	201,918
CryoLife, Inc.	5,495	59,676
Cutera, Inc. (I)	3,053	43,414
Cynosure, Inc., Class A (I)	3,815	160,459
DENTSPLY International, Inc.	29,078	1,763,871
Edwards Lifesciences Corp. (I)	21,840	3,559,920
Endologix, Inc. (I)	11,629	118,383
Essilor International SA	31,920	4,163,586
Exactech, Inc. (I)	2,538	44,491
GenMark Diagnostics, Inc. (I)	7,127	56,802
Getinge AB, B Shares	25,940	655,595
Globus Medical, Inc., Class A (I)	11,714	317,801
Greatbatch, Inc. (I)	4,354	252,706
Haemonetics Corp. (I)	8,828	284,615
Halyard Health, Inc. (I)	19,925	637,401
HeartWare International, Inc. (I)	2,980	142,623
Hill-Rom Holdings, Inc.	14,508	738,602
Hologic, Inc. (I)	63,075	2,545,076
Hoya Corp.	61,500	2,493,332
ICU Medical, Inc. (I)	2,406	272,937
IDEXX Laboratories, Inc. (I)	23,670	1,676,309
Inogen, Inc. (I)	2,679	102,472
Insulet Corp. (I)	9,739	356,350
Integra LifeSciences Holdings Corp. (I)	4,831	302,952
Intuitive Surgical, Inc. (I)	7,526	3,913,671
Invacare Corp.	5,723	114,002
Invivo Therapeutics Holdings Corp. (I)(L)	5,206	50,238
K2M Group Holdings, Inc. (I)	3,112	62,894
LDR Holding Corp. (I)	4,368	118,023
LeMaitre Vascular, Inc.	2,808	43,327
LivaNova PLC (I)	18,542	1,109,739
Masimo Corp. (I)	7,459	309,399
Medtronic PLC	282,933	21,316,172
Meridian Bioscience, Inc.	7,265	142,176
Merit Medical Systems, Inc. (I)	7,527	145,798
Natus Medical, Inc. (I)	5,595	272,924
Neogen Corp. (I)	6,363	375,799
Nevro Corp. (I)	2,819	170,211
NuVasive, Inc. (I)	8,221	428,643
NxStage Medical, Inc. (I)	10,806	210,825
Olympus Corp.	39,600	1,577,170
OraSure Technologies, Inc. (I)	10,721	67,006
Orthofix International NV (I)	3,300	130,548
Oxford Immunotec Global PLC (I)	3,907	51,768
Quidel Corp. (I)	5,100	110,619
ResMed, Inc.	36,151	2,153,515
Rockwell Medical Technologies, Inc. (I)(L)	8,733	105,931
RTI Surgical, Inc. (I)	9,936	38,949
SeaSpine Holdings Corp. (I)	1,663	27,406
Second Sight Medical Products, Inc. (I)	2,005	10,145
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	168,000	119,162
Sientra, Inc. (I)	1,321	6,394
Sirona Dental Systems, Inc. (I)	14,370	1,558,858
Smith & Nephew PLC	116,435	1,972,561
Sonova Holding AG	5,606	706,970
Spectranetics Corp. (I)	7,382	102,093
St. Jude Medical, Inc.	57,254	3,612,727
STAAR Surgical Company (I)	7,420	62,254
STERIS PLC	31,865	2,433,849
Stryker Corp.	64,339	6,206,140
SurModics, Inc. (I)	2,698	56,820
Sysmex Corp.	21,100	1,317,998
Tandem Diabetes Care, Inc. (I)(L)	3,637	37,497
Teleflex, Inc.	10,702	1,409,453
Terumo Corp.	43,900	1,399,732
The Cooper Companies, Inc.	12,501	1,828,271
Transenterix, Inc. (I)(L)	9,357	24,609
Unilife Corp. (I)(L)	20,136	14,995
Varian Medical Systems, Inc. (I)	20,650	1,668,107
Vascular Solutions, Inc. (I)	3,088	109,748
Veracyte, Inc. (I)	2,661	19,133
West Pharmaceutical Services, Inc.	30,690	1,935,005
William Demant Holdings A/S (I)	3,010	288,803
Wright Medical Group NV (I)	15,326	328,283
Zeltiq Aesthetics, Inc. (I)	5,472	166,239
Zimmer Biomet Holdings, Inc.	34,706	3,505,653
		121,152,823
Health care providers and services - 1.9%
AAC Holdings, Inc. (I)(L)	1,423	34,920
Aceto Corp.	4,976	140,373
Addus HomeCare Corp. (I)	1,213	27,644
Adeptus Health, Inc., Class A (I)(L)	1,054	63,335
Aetna, Inc.	70,804	7,275,111
Air Methods Corp. (I)	6,766	295,674
Alfresa Holdings Corp.	24,900	493,679
Almost Family, Inc. (I)	1,336	56,606
Amedisys, Inc. (I)	4,812	195,319
AmerisourceBergen Corp.	41,725	4,115,754
AMN Healthcare Services, Inc. (I)	8,116	239,422
Amsurg Corp. (I)	20,705	1,740,462
Anthem, Inc.	53,123	6,926,177
Bangkok Dusit Medical Services PCL	611,112	346,359
BioScrip, Inc. (I)(L)	11,480	24,338
BioTelemetry, Inc. (I)	4,584	57,804
Bumrungrad Hospital PCL	55,500	342,329
Capital Senior Living Corp. (I)	5,037	115,448
Cardinal Health, Inc.	66,519	5,777,175
Centene Corp. (I)	30,639	1,769,402
Chemed Corp.	2,891	446,631
Cigna Corp.	52,303	7,059,859
Civitas Solutions, Inc. (I)	1,968	51,581
Community Health Systems, Inc. (I)	30,389	879,458
CorVel Corp. (I)	1,532	59,365
Cross Country Healthcare, Inc. (I)	5,447	99,408
DaVita HealthCare Partners, Inc. (I)	34,647	2,530,617
Diplomat Pharmacy, Inc. (I)	6,169	216,717
ExamWorks Group, Inc. (I)	7,104	187,688
Express Scripts Holding Company (I)	133,330	11,397,048
Five Star Quality Care, Inc. (I)	9,730	34,931
Fresenius Medical Care AG &
Company KGaA	28,415	2,343,521

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Fresenius SE & Company KGaA	49,522	$3,629,750
Genesis Healthcare, Inc. (I)	6,336	30,920
Hanger, Inc. (I)	6,259	97,453
HCA Holdings, Inc. (I)	64,874	4,415,324
Health Net, Inc. (I)	19,884	1,257,862
HealthEquity, Inc. (I)	6,227	205,491
Healthscope, Ltd.	114,463	222,126
HealthSouth Corp.	15,460	544,037
Healthways, Inc. (I)	5,332	70,756
Henry Schein, Inc. (I)	16,992	2,658,908
Humana, Inc.	30,089	5,074,811
IHH Healthcare BHD	121,709	181,108
Kindred Healthcare, Inc.	14,310	191,039
Laboratory Corp. of America Holdings (I)	20,547	2,497,282
Landauer, Inc.	1,749	71,272
LHC Group, Inc. (I)	2,266	105,482
Life Healthcare Group Holdings, Ltd.	66,843	164,876
LifePoint Health, Inc. (I)	11,425	818,144
Magellan Health Services, Inc. (I)	4,714	248,192
McKesson Corp.	47,224	8,941,864
Mediclinic International, Ltd.	34,885	277,391
Medipal Holdings Corp.	20,000	350,274
MEDNAX, Inc. (I)	24,204	1,727,439
Miraca Holdings, Inc.	7,600	337,521
Molina Healthcare, Inc. (I)	17,189	1,035,809
National HealthCare Corp.	1,186	81,953
Netcare, Ltd.	68,533	170,585
Nobilis Health Corp. (I)(L)	5,617	14,211
Odontoprev SA	24,097	61,955
Owens & Minor, Inc.	26,847	1,033,878
Patterson Companies, Inc.	17,014	775,328
PharMerica Corp. (I)	5,218	177,516
Qualicorp SA	23,884	91,086
Quest Diagnostics, Inc.	29,679	2,027,669
RadNet, Inc. (I)	5,978	37,064
Ramsay Health Care, Ltd.	14,659	708,738
Select Medical Holdings Corp.	18,071	218,117
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	62,100	136,206
Sinopharm Group Company, Ltd., H Shares	106,800	448,049
Sonic Healthcare, Ltd.	39,175	574,381
Surgical Care Affiliates, Inc. (I)	3,701	137,566
Suzuken Company, Ltd.	10,900	424,756
Team Health Holdings, Inc. (I)	12,246	675,244
Teladoc, Inc. (I)(L)	1,708	36,295
Tenet Healthcare Corp. (I)	19,498	647,139
The Ensign Group, Inc.	4,369	207,833
The Providence Service Corp. (I)	2,384	115,433
Triple-S Management Corp., Class B (I)	4,152	109,779
UnitedHealth Group, Inc.	190,254	21,443,528
Universal American Corp.	8,612	64,418
Universal Health Services, Inc., Class B	18,811	2,285,913
US Physical Therapy, Inc.	2,142	113,183
VCA, Inc. (I)	20,878	1,148,916
WellCare Health Plans, Inc. (I)	18,819	1,552,191
		126,018,216
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	48,603	740,224
Castlight Health, Inc., B Shares (I)	6,646	26,584
Cerner Corp. (I)	62,364	3,716,894
Computer Programs & Systems, Inc. (L)	1,972	96,076
Evolent Health, Inc., Class A (I)	2,375	38,665
HealthStream, Inc. (I)	4,410	105,928
HMS Holdings Corp. (I)	15,349	186,183
M3, Inc.	27,800	611,721
MedAssets, Inc. (I)	10,409	313,623
Medidata Solutions, Inc. (I)	9,432	432,269
Omnicell, Inc. (I)	6,140	185,182
Press Ganey Holdings, Inc. (I)	1,715	55,377
Quality Systems, Inc.	8,641	140,416
Vocera Communications, Inc. (I)	5,079	66,687
		6,715,829
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	3,778	64,717
Affymetrix, Inc. (I)	13,391	126,813
Agilent Technologies, Inc.	63,493	2,655,277
Albany Molecular Research, Inc. (I)(L)	4,417	87,987
Bio-Rad Laboratories, Inc., Class A (I)	5,320	743,310
Bio-Techne Corp.	9,562	872,150
Cambrex Corp. (I)	5,346	286,706
Charles River
Laboratories International, Inc. (I)	12,035	921,520
Fluidigm Corp. (I)	5,332	60,625
INC Research Holdings, Inc. (I)	2,237	105,810
Lonza Group AG (I)	5,552	876,845
Luminex Corp. (I)	7,509	161,594
Mettler-Toledo International, Inc. (I)	7,126	2,442,650
NanoString Technologies, Inc. (I)	2,392	36,454
NeoGenomics, Inc. (I)	9,699	77,301
Pacific Biosciences of California, Inc. (I)(L)	11,027	112,806
PAREXEL International Corp. (I)	23,602	1,601,396
PerkinElmer, Inc.	21,738	1,155,592
PRA Health Sciences, Inc. (I)	3,426	155,129
QIAGEN NV (I)	28,727	761,570
Sequenom, Inc. (I)(L)	22,170	39,463
Thermo Fisher Scientific, Inc.	73,733	10,204,647
Waters Corp. (I)	15,777	2,095,501
		25,645,863
Pharmaceuticals - 5.4%
Aerie Pharmaceuticals, Inc. (I)(L)	3,571	97,988
Akorn, Inc. (I)(L)	20,608	686,246
Alimera Sciences, Inc. (I)	6,165	18,988
Allergan PLC (I)	71,369	22,402,015
Amphastar Pharmaceuticals, Inc. (I)	5,677	87,142
ANI Pharmaceuticals, Inc. (I)(L)	1,312	57,492
Aratana Therapeutics, Inc. (I)	5,385	31,556
Aspen Pharmacare Holdings, Ltd. (I)	24,390	527,235
Assembly Biosciences, Inc. (I)	2,584	25,401
Astellas Pharma, Inc.	304,400	4,284,136
AstraZeneca PLC	164,466	11,159,589
Bayer AG	107,869	14,337,264
BioDelivery Sciences International, Inc. (I)(L)	8,392	51,443
Bristol-Myers Squibb Company	302,046	20,240,102
Catalent, Inc. (I)	39,561	1,101,774
Celltrion, Inc. (I)(L)	9,012	669,621
Cempra, Inc. (I)(L)	5,494	175,314
Chelsea Therapeutics International, Ltd. (I)	9,811	785
China Medical System Holdings, Ltd.	99,000	137,043
Chugai Pharmaceutical Company, Ltd.	32,400	1,129,971
Collegium Pharmaceutical, Inc. (I)	1,283	24,364
Corcept Therapeutics, Inc. (I)	11,411	60,250
CSPC Pharmaceutical Group, Ltd.	368,000	346,682
Daiichi Sankyo Company, Ltd.	92,100	1,897,263
Depomed, Inc. (I)(L)	10,266	199,571
Dermira, Inc. (I)	2,626	80,907

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Dr. Reddy’s Laboratories, Ltd., ADR (L)	7,640	$357,858
Durect Corp. (I)	19,124	45,133
Eisai Company, Ltd.	36,300	2,355,544
Eli Lilly & Company	176,540	14,483,342
Endo International PLC (I)	38,730	2,381,120
Endocyte, Inc. (I)	6,743	31,220
Foamix Pharmaceuticals, Ltd. (I)	3,850	30,762
Furiex Pharmaceuticals, Inc. (I)	863	4,738
GlaxoSmithKline PLC	633,396	12,872,569
Hanmi Pharm Company, Ltd. (I)	692	471,407
Hanmi Science Company, Ltd. (I)	1,546	197,477
Heska Corp. (I)	1,093	38,025
Hisamitsu Pharmaceutical Company, Inc.	7,900	337,541
Impax Laboratories, Inc. (I)	12,227	538,722
Intersect ENT, Inc. (I)	2,774	54,676
Intra-Cellular Therapies, Inc. (I)	3,711	197,908
Johnson & Johnson	502,660	50,889,298
Kalbe Farma Tbk PT	1,245,710	120,214
Kyowa Hakko Kirin Company, Ltd.	33,737	593,831
Lannett Company, Inc. (I)(L)	4,524	167,207
Luye Pharma Group, Ltd. (I)	126,300	110,324
Mallinckrodt PLC (I)	21,809	1,481,049
Merck & Company, Inc.	510,580	27,065,846
Merck KGaA	16,865	1,724,078
Mitsubishi Tanabe Pharma Corp.	32,200	562,566
Mylan NV (I)	76,762	3,937,891
Nektar Therapeutics (I)	22,574	353,509
Novartis AG	239,809	20,458,619
Novo Nordisk A/S, Class B	264,611	14,555,194
Ocular Therapeutix, Inc. (I)	2,567	24,335
Omeros Corp. (I)(L)	6,642	105,276
Ono Pharmaceutical Company, Ltd.	11,900	1,902,915
Orion OYJ, Class B	15,613	520,766
Otsuka Holdings Company, Ltd.	56,300	1,865,812
Pacira Pharmaceuticals, Inc. (I)	6,236	403,781
Paratek Pharmaceuticals, Inc. (I)	2,199	45,453
Pernix Therapeutics Holdings (I)(L)	7,341	22,023
Perrigo Company PLC	27,206	4,064,304
Pfizer, Inc.	1,118,181	36,642,791
Phibro Animal Health Corp., Class A	2,967	96,338
POZEN, Inc. (I)	5,357	40,660
Prestige Brands Holdings, Inc. (I)	8,927	454,295
Relypsa, Inc. (I)(L)	5,642	127,001
Revance Therapeutics, Inc. (I)(L)	2,738	106,262
Richter Gedeon Nyrt	27,533	522,617
Roche Holding AG	74,019	19,826,798
Sagent Pharmaceuticals, Inc. (I)	3,745	57,411
Sanofi	183,676	16,324,062
Santen Pharmaceutical Company, Ltd.	53,700	852,366
SciClone Pharmaceuticals, Inc. (I)	9,102	83,465
ScinoPharm Taiwan, Ltd.	17,122	29,485
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	36,100	117,168
Shionogi & Company, Ltd.	43,100	1,899,495
Shire PLC	77,059	5,364,626
Sihuan Pharmaceutical Holdings Group, Ltd.	280,000	127,407
Sino Biopharmaceutical, Ltd.	396,000	372,843
Sucampo Pharmaceuticals, Inc., Class A (I)	4,254	72,956
Sumitomo Dainippon Pharma Company, Ltd.	23,700	284,884
Supernus Pharmaceuticals, Inc. (I)	5,937	95,942
Taisho Pharmaceutical
Holdings Company, Ltd.	4,700	318,231
Takeda Pharmaceutical Company, Ltd.	113,800	5,537,482
Teligent, Inc. (I)(L)	7,405	62,794
Tetraphase Pharmaceuticals, Inc. (I)	6,473	69,455
Teva Pharmaceutical Industries, Ltd.	130,209	8,202,313
The Medicines Company (I)	11,274	473,621
TherapeuticsMD, Inc. (I)	21,862	164,184
Theravance Biopharma, Inc. (I)(L)	4,521	84,859
Theravance, Inc. (L)	14,772	136,641
Trius Therapeutics, Inc. (I)(L)	6,739	741
UCB SA	17,361	1,549,012
Valeant Pharmaceuticals International, Inc. (I)	37,274	3,359,112
VIVUS, Inc. (I)(L)	17,799	22,249
XenoPort, Inc. (I)	9,959	60,152
Yuhan Corp.	1,055	251,842
Zoetis, Inc.	85,323	3,984,584
Zogenix, Inc. (I)	4,129	63,710
ZS Pharma, Inc. (I)	3,106	279,416
		353,321,745
		771,858,882
Industrials - 10.6%
Aerospace and defense - 1.9%
AAR Corp.	6,098	149,767
Aerojet Rocketdyne Holdings, Inc. (I)	10,694	187,573
Aerovironment, Inc. (I)	3,525	90,170
Airbus Group NV	92,291	6,662,241
American Science & Engineering, Inc.	1,409	61,630
Astronics Corp. (I)	3,802	147,099
Astronics Corp., Class B (I)	474	18,330
AviChina Industry & Technology
Company, Ltd., H Shares	190,000	161,111
B/E Aerospace, Inc.	27,329	1,263,146
BAE Systems PLC	411,427	3,200,017
Bombardier, Inc., Class B	225,330	219,349
CAE, Inc.	33,872	384,514
Cobham PLC	144,402	659,529
Cubic Corp.	3,635	176,516
Curtiss-Wright Corp.	8,044	566,378
DigitalGlobe, Inc. (I)	12,384	209,290
Ducommun, Inc. (I)	1,931	32,325
Embraer SA	75,108	588,752
Engility Holdings, Inc.	3,068	106,153
Esterline Technologies Corp. (I)	12,927	1,229,099
Finmeccanica SpA (I)	54,262	784,915
General Dynamics Corp.	56,824	8,322,443
HEICO Corp.	3,720	191,506
HEICO Corp., Class A	6,290	272,986
Honeywell International, Inc.	146,530	15,231,794
Huntington Ingalls Industries, Inc.	12,302	1,610,578
KLX, Inc. (I)	22,541	723,566
Korea Aerospace Industries, Ltd.	5,929	429,055
Kratos Defense & Security Solutions, Inc. (I)	8,895	41,362
L-3 Communications Holdings, Inc.	15,264	1,868,466
Lockheed Martin Corp.	50,003	10,958,657
Meggitt PLC	100,707	587,300
Moog, Inc., Class A (I)	6,323	417,761
National Presto Industries, Inc. (L)	846	73,551
Northrop Grumman Corp.	35,039	6,529,868
Orbital ATK, Inc.	15,206	1,306,347
Precision Castparts Corp.	25,689	5,948,031
Raytheon Company	56,796	7,044,408
Rockwell Collins, Inc.	25,026	2,319,410
Rolls-Royce Holdings PLC (I)	239,440	2,184,470
Safran SA	45,453	3,331,693

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Singapore Technologies Engineering, Ltd.	197,200	$399,422
Sparton Corp. (I)	2,065	43,819
TASER International, Inc. (I)(L)	9,094	170,058
Teledyne Technologies, Inc. (I)	15,073	1,394,403
Textron, Inc.	52,556	2,242,565
Thales SA	16,217	1,206,811
The Boeing Company	119,662	17,404,838
The KEYW Holding Corp. (I)(L)	5,655	36,135
Triumph Group, Inc.	12,685	508,034
United Technologies Corp.	155,133	14,900,525
Vectrus, Inc. (I)	2,102	50,784
Zodiac Aerospace	31,280	847,104
		125,495,654
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,580	91,106
Atlas Air Worldwide Holdings, Inc. (I)	4,321	178,544
Bollore SA	135,091	621,250
C.H. Robinson Worldwide, Inc.	26,734	1,802,674
Deutsche Post AG	126,381	3,680,172
Echo Global Logistics, Inc. (I)	5,132	121,115
Expeditors International of Washington, Inc.	35,652	1,730,548
FedEx Corp.	51,705	8,197,311
Forward Air Corp.	5,393	259,349
Hub Group, Inc., Class A (I)	6,254	240,967
Hyundai Glovis Company, Ltd.	2,534	417,874
Park-Ohio Holdings Corp.	1,650	69,300
Radiant Logistics, Inc. (I)	6,419	27,473
Royal Mail PLC	101,962	745,662
Sinotrans, Ltd., H Shares	174,000	101,081
TNT Express NV	64,425	524,598
United Parcel Service, Inc., Class B	137,118	14,124,525
UTi Worldwide, Inc. (I)	16,137	112,959
XPO Logistics, Inc. (I)(L)	12,196	371,978
Yamato Transport Company, Ltd.	50,200	958,583
		34,377,069
Airlines - 0.5%
Air China, Ltd., H Shares	165,466	133,088
AirAsia BHD	36,846	11,729
Alaska Air Group, Inc.	32,756	2,611,636
Allegiant Travel Company	2,256	395,093
American Airlines Group, Inc.	134,312	5,541,713
ANA Holdings, Inc.	165,000	464,477
Cathay Pacific Airways, Ltd.	118,000	208,100
China Airlines, Ltd. (I)	260,000	85,715
China Southern Airlines Company, Ltd.,
H Shares	166,400	121,745
Delta Air Lines, Inc.	156,784	7,284,185
Deutsche Lufthansa AG (I)	30,397	435,081
easyJet PLC	20,344	505,970
Eva Airways Corp. (I)	186,000	93,078
Hawaiian Holdings, Inc. (I)	8,071	292,170
International Consolidated
Airlines Group SA (I)	92,832	789,601
Japan Airlines Company, Ltd.	17,200	587,715
JetBlue Airways Corp. (I)	80,992	2,003,742
Korean Air Lines Company, Ltd. (I)	4,923	120,077
Latam Airlines Group SA (I)	34,451	189,012
Qantas Airways, Ltd. (I)	55,007	144,184
Republic Airways Holdings, Inc. (I)	9,085	38,520
Ryanair Holdings PLC, ADR	4,339	333,669
Singapore Airlines, Ltd.	68,940	496,317
SkyWest, Inc.	8,888	183,182
Southwest Airlines Company	131,836	6,048,636
Turk Hava Yollari (I)	55,265	144,818
United Continental Holdings, Inc. (I)	76,980	4,290,095
Virgin America, Inc. (I)(L)	4,220	153,566
		33,706,914
Building products - 0.4%
AAON, Inc.	7,019	173,439
Advanced Drainage Systems, Inc.	5,777	154,881
Allegion PLC	18,218	1,224,432
American Woodmark Corp. (I)	2,186	179,274
AO Smith Corp.	19,484	1,554,044
Apogee Enterprises, Inc.	4,999	251,050
Asahi Glass Company, Ltd.	137,000	805,963
Assa Abloy AB	130,404	2,769,365
Builders FirstSource, Inc. (I)	8,748	117,748
Cie de Saint-Gobain	74,427	3,284,008
Continental Building Products, Inc. (I)	5,413	98,733
Daikin Industries, Ltd.	33,800	2,370,952
Fortune Brands Home & Security, Inc.	41,147	2,261,851
Geberit AG	3,961	1,323,934
Gibraltar Industries, Inc. (I)	5,431	144,953
Griffon Corp.	5,923	107,443
Insteel Industries, Inc.	3,608	88,035
KCC Corp.	782	309,865
Lennox International, Inc.	10,310	1,401,335
LIXIL Group Corp.	38,400	897,409
Masco Corp.	65,374	1,955,336
Masonite International Corp. (I)	5,085	335,407
NCI Building Systems, Inc. (I)	4,662	55,291
Nortek, Inc. (I)	1,697	81,694
Patrick Industries, Inc. (I)	2,226	92,223
PGT, Inc. (I)	8,337	92,707
Ply Gem Holdings, Inc. (I)	3,862	50,978
Quanex Building Products Corp.	5,889	109,594
Simpson Manufacturing Company, Inc.	7,160	265,851
Taiwan Glass Industrial Corp. (I)	78,395	26,971
TOTO, Ltd.	20,500	708,156
Trex Company, Inc. (I)	5,488	237,630
Universal Forest Products, Inc.	3,413	263,688
		23,794,240
Commercial services and supplies - 0.6%
ABM Industries, Inc.	9,564	283,764
ACCO Brands Corp. (I)	18,763	144,850
Aggreko PLC	32,833	496,898
ARC Document Solutions, Inc. (I)	8,518	43,101
Babcock International Group PLC	31,883	514,056
Brady Corp., Class A	8,041	212,202
Brambles, Ltd.	161,589	1,267,647
Casella Waste Systems, Inc., Class A (I)	8,335	56,511
CECO Environmental Corp.	5,509	47,873
China Everbright International, Ltd.	221,000	335,069
Cintas Corp.	15,203	1,392,443
Civeo Corp. (I)	19,845	38,499
Clean Harbors, Inc. (I)	13,679	592,164
Copart, Inc. (I)	28,155	1,111,278
Dai Nippon Printing Company, Ltd.	79,000	772,192
Deluxe Corp.	21,230	1,245,140
Edenred	31,572	654,303
Ennis, Inc.	4,543	90,815
Essendant, Inc.	6,518	236,082
G&K Services, Inc., Class A	3,399	226,611
G4S PLC	200,729	685,946

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Healthcare Services Group, Inc.	12,197	$450,557
Heritage-Crystal Clean, Inc. (I)	2,644	28,820
Herman Miller, Inc.	25,534	809,683
HNI Corp.	18,960	839,170
InnerWorkings, Inc. (I)	7,273	62,257
Interface, Inc.	11,268	224,008
ISS A/S	19,780	689,802
KEPCO Plant Service &
Engineering Company, Ltd.	3,041	265,022
Kimball International, Inc., Class B	6,347	78,512
Knoll, Inc.	8,362	186,305
Matthews International Corp., Class A	5,645	337,627
McGrath RentCorp	4,695	137,000
Mobile Mini, Inc.	7,890	279,701
MSA Safety, Inc.	13,193	618,752
Multi-Color Corp.	2,166	135,397
Park24 Company, Ltd.	13,000	264,439
Pitney Bowes, Inc.	34,410	743,256
Quad/Graphics, Inc.	5,431	56,048
R.R. Donnelley & Sons Company	53,692	863,904
Republic Services, Inc.	41,014	1,801,745
Rollins, Inc.	24,182	656,541
S-1 Corp.	2,568	208,827
Secom Company, Ltd.	30,300	2,075,891
Securitas AB, Series B	40,569	618,463
Societe BIC SA	4,426	727,727
SP Plus Corp. (I)	2,772	69,771
Steelcase, Inc., Class A	14,057	281,140
Stericycle, Inc. (I)	15,306	1,847,740
Team, Inc. (I)	3,629	138,555
Tetra Tech, Inc.	10,148	282,013
The ADT Corp. (L)	28,943	1,026,608
The Brink’s Company	8,254	265,614
Toppan Printing Company, Ltd.	76,000	666,754
TRC Companies, Inc. (I)	3,276	34,889
Tyco International PLC	74,658	2,636,174
UniFirst Corp.	2,547	276,553
US Ecology, Inc.	3,679	139,213
Viad Corp.	3,446	106,378
Waste Connections, Inc.	31,750	1,730,375
Waste Management, Inc.	73,735	3,964,731
West Corp.	8,899	226,925
		37,300,331
Construction and engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	21,722	707,274
AECOM (I)	38,840	1,236,277
Aegion Corp. (I)	6,241	137,552
Argan, Inc.	2,287	89,902
Boskalis Westminster NV	11,219	498,880
Bouygues SA	31,439	1,181,703
China Communications Construction
Company, Ltd., H Shares	398,365	459,251
China Railway Construction Corp., H Shares	177,300	234,961
China Railway Group, Ltd., H Shares	359,000	298,555
China State Construction
International Holdings, Ltd.	162,000	244,350
Cimic Group, Ltd.	10,551	190,659
Comfort Systems USA, Inc.	6,332	200,978
CTCI Corp.	49,000	54,032
Daelim Industrial Company, Ltd.	3,763	234,030
Daewoo Engineering &
Construction Company, Ltd. (I)	14,045	75,207
Dialog Group BHD	200,212	76,536
Dycom Industries, Inc. (I)	5,782	505,231
EMCOR Group, Inc.	10,593	533,887
Ferrovial SA	49,536	1,172,102
Fluor Corp.	27,572	1,339,999
Furmanite Corp. (I)	6,341	51,933
Gamuda BHD	88,500	94,171
Granite Construction, Inc.	16,905	689,217
Great Lakes Dredge & Dock Corp. (I)	12,407	56,204
GS Engineering & Construction Corp. (I)	6,718	126,647
Hc2 Holdings, Inc. (I)(L)	3,936	24,639
Hyundai Development Company	7,642	269,980
Hyundai Engineering &
Construction Company, Ltd.	10,536	290,042
IJM Corp. BHD	145,300	116,057
Jacobs Engineering Group, Inc. (I)	23,533	1,038,747
JGC Corp.	30,000	511,259
Kajima Corp.	121,000	664,616
KBR, Inc.	37,136	721,924
Larsen & Toubro, Ltd., GDR	21,907	448,294
MasTec, Inc. (I)	11,421	233,331
MYR Group, Inc. (I)	3,881	82,277
Obayashi Corp.	93,000	859,572
Primoris Services Corp.	6,859	158,306
Promotora y Operadora de Infraestructura
SAB de CV (I)	37,700	456,859
Quanta Services, Inc. (I)	38,863	856,929
Shimizu Corp.	85,000	713,434
Sinopec Engineering Group Company, Ltd.,
H Shares	118,000	91,325
Skanska AB, Series B	49,368	981,091
SNC-Lavalin Group, Inc. (L)	18,144	576,336
Taisei Corp.	151,000	931,083
Tutor Perini Corp. (I)	6,478	122,046
Vinci SA	74,316	4,827,656
		25,465,341
Electrical equipment - 0.7%
ABB, Ltd. (I)	231,631	4,385,293
Acuity Brands, Inc.	11,202	2,586,318
Allied Motion Technologies, Inc.	1,307	31,211
Alstom SA (I)(L)	33,520	1,041,109
AMETEK, Inc.	46,052	2,600,096
AZZ, Inc.	4,389	261,321
Doosan Heavy Industries and
Construction Company, Ltd.	6,457	131,369
Eaton Corp. PLC	86,924	5,055,500
Emerson Electric Company	122,776	6,138,800
Encore Wire Corp.	3,550	155,029
EnerSys	7,528	443,399
Enphase Energy, Inc. (I)(L)	5,349	8,933
Franklin Electric Company, Inc.	8,193	267,174
FuelCell Energy, Inc. (I)(L)	44,659	38,594
Fuji Electric Company, Ltd.	83,000	382,338
Generac Holdings, Inc. (I)	11,699	375,538
General Cable Corp.	8,525	129,921
Hubbell, Inc., Class B	13,045	1,295,238
Legrand SA	41,363	2,431,180
LS Industrial Systems Company, Ltd.	2,028	79,666
LSI Industries, Inc.	4,723	55,826
Mabuchi Motor Company, Ltd.	7,400	426,086
Mitsubishi Electric Corp.	279,000	3,087,630
Nidec Corp.	31,900	2,465,959
OSRAM Licht AG	11,663	491,269

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Plug Power, Inc. (I)(L)	30,454	$66,999
Powell Industries, Inc.	1,843	64,708
Power Solutions International, Inc. (I)(L)	804	18,926
PowerSecure International, Inc. (I)	4,305	60,184
Prysmian SpA	26,028	568,569
Regal-Beloit Corp.	11,536	743,611
Rockwell Automation, Inc.	25,491	2,713,262
Schneider Electric SE	1,474	92,337
Schneider Electric SE	85,361	5,392,679
Shanghai Electric Group Company, Ltd.,
H Shares	305,136	187,483
Teco Electric & Machinery Company, Ltd.	181,000	141,196
Thermon Group Holdings, Inc. (I)	5,715	104,070
Vestas Wind Systems A/S	30,301	1,972,673
Vicor Corp. (I)	3,328	30,817
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	46,500	307,256
		46,829,567
Industrial conglomerates - 1.8%
3M Company	117,057	18,328,785
Aboitiz Equity Ventures, Inc.	183,760	220,496
Alfa SAB de CV, Class A	426,900	858,783
Alliance Global Group, Inc.	177,500	66,614
Beijing Enterprises Holdings, Ltd.	45,614	284,954
Bidvest Group, Ltd.	22,690	528,192
Carlisle Companies, Inc.	16,782	1,484,368
Cheil Industries, Inc. (I)	10,256	1,290,623
CITIC, Ltd.	391,033	687,563
CJ Corp.	1,967	428,778
CK Hutchison Holdings, Ltd.	271,948	3,558,496
Danaher Corp.	111,561	10,753,365
DMCI Holdings, Inc.	348,400	99,300
Doosan Corp.	1,006	90,297
Enka Insaat ve Sanayi AS	52,917	86,850
Far Eastern New Century Corp.	305,133	247,101
Fosun International, Ltd.	154,000	275,448
General Electric Company	1,893,236	56,683,486
Grupo Carso SAB de CV, Series A1	88,400	391,283
Hanwha Corp.	6,079	190,659
JG Summit Holdings, Inc.	229,680	344,616
Keihan Electric Railway Company, Ltd.	73,000	486,829
Keppel Corp., Ltd.	183,831	852,214
KOC Holdings AS	61,862	253,674
Koninklijke Philips NV	122,103	3,331,332
LG Corp.	12,828	814,069
NWS Holdings, Ltd.	148,230	208,574
Raven Industries, Inc.	6,452	107,555
Roper Technologies, Inc.	19,134	3,702,238
Seibu Holdings, Inc.	16,700	352,577
Sembcorp Industries, Ltd.	124,700	287,040
Shanghai Industrial Holdings, Ltd.	46,070	120,422
Siemens AG	103,412	10,742,391
Sime Darby BHD	153,600	284,618
SK C&C Company, Ltd.	4,755	1,107,691
SM Investments Corp.	14,720	263,848
Smiths Group PLC	51,652	802,484
Toshiba Corp. (I)	580,000	1,417,215
Turkiye Sise ve Cam Fabrikalari AS	64,445	65,078
		122,099,906
Machinery - 1.7%
Actuant Corp., Class A	10,159	251,537
AGCO Corp. (L)	19,281	969,063
Alamo Group, Inc.	1,661	94,976
Albany International Corp., Class A	4,914	191,449
Alfa Laval AB	38,156	704,745
Altra Industrial Motion Corp.	4,604	129,004
Amada Company, Ltd.	49,400	486,445
American Railcar Industries, Inc. (L)	1,633	92,313
Andritz AG	11,832	620,463
Astec Industries, Inc.	3,324	133,957
Atlas Copco AB, A Shares	87,095	2,331,558
Atlas Copco AB, B Shares	51,117	1,263,197
Barnes Group, Inc.	9,260	356,695
Blount International, Inc. (I)	9,179	53,238
Briggs & Stratton Corp.	7,494	142,686
Caterpillar, Inc.	112,647	8,183,805
Chart Industries, Inc. (I)	5,335	113,796
China Conch Venture Holdings, Ltd.	120,900	253,696
China International Marine Containers Group
Company, Ltd., H Shares	47,700	83,804
CIRCOR International, Inc.	2,981	135,486
CLARCOR, Inc.	21,376	1,129,294
CNH Industrial NV	127,006	933,332
Columbus McKinnon Corp.	3,757	77,544
Commercial Vehicle Group, Inc. (I)	5,592	19,013
Crane Company	12,694	660,342
CSR Corp., Ltd., H Shares	393,000	503,574
Cummins, Inc.	31,566	3,168,279
Daewoo Shipbuilding & Marine
Engineering Company, Ltd.	14,228	74,385
Deere & Company	57,933	4,609,729
Donaldson Company, Inc.	32,300	1,014,220
Doosan Infracore Company, Ltd. (I)	18,227	107,760
Douglas Dynamics, Inc.	4,086	95,040
Dover Corp.	29,739	1,959,800
EnPro Industries, Inc.	3,938	197,451
ESCO Technologies, Inc.	4,414	173,161
FANUC Corp.	29,400	5,240,174
Federal Signal Corp.	10,756	181,346
Flowserve Corp.	25,330	1,171,259
FreightCar America, Inc.	2,120	51,410
GEA Group AG	23,828	986,585
Global Brass & Copper Holdings, Inc.	3,787	88,086
Graco, Inc.	14,852	1,120,732
Graham Corp.	2,235	40,141
Haitian International Holdings, Ltd.	61,000	94,331
Harsco Corp.	13,912	145,241
Hillenbrand, Inc.	10,737	325,224
Hino Motors, Ltd.	36,600	445,244
Hitachi Construction
Machinery Company, Ltd.	16,000	251,269
Hiwin Technologies Corp.	18,932	88,194
Hyster-Yale Materials Handling, Inc.	1,632	94,379
Hyundai Heavy Industries Company, Ltd. (I)	5,650	441,368
IDEX Corp.	19,911	1,568,987
IHI Corp.	200,000	523,389
Illinois Tool Works, Inc.	61,344	5,765,109
IMI PLC	34,352	493,038
Ingersoll-Rand PLC	50,442	2,959,432
ITT Corp.	23,000	913,330
John Bean Technologies Corp.	4,942	241,664
Joy Global, Inc. (L)	25,072	384,855
JTEKT Corp.	29,400	543,072
Kadant, Inc.	2,021	87,530
Kawasaki Heavy Industries, Ltd.	205,000	815,050

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Kennametal, Inc.	20,433	$597,665
Komatsu, Ltd.	133,200	2,206,134
Kone OYJ, Class B	52,183	2,223,065
Kubota Corp.	162,000	2,703,315
Kurita Water Industries, Ltd.	15,100	325,294
LB Foster Company, Class A	2,006	24,874
Lincoln Electric Holdings, Inc.	17,514	988,665
Lindsay Corp. (L)	1,984	138,404
Lydall, Inc. (I)	3,067	111,700
Makita Corp.	17,200	975,870
MAN SE	4,218	418,212
Melrose Industries PLC	126,559	552,714
Meritor, Inc. (I)	16,548	177,726
Metso OYJ	17,120	424,511
Milacron Holdings Corp. (I)	2,493	36,697
Miller Industries, Inc.	2,417	53,053
Minebea Company, Ltd.	46,000	504,597
Mitsubishi Heavy Industries, Ltd.	438,000	2,240,695
Mueller Industries, Inc.	9,687	305,044
Mueller Water Products, Inc., Class A	27,531	256,589
Nabtesco Corp.	17,100	357,533
Navistar International Corp. (I)(L)	8,833	128,167
NGK Insulators, Ltd.	38,000	880,676
NN, Inc.	4,759	81,141
Nordson Corp.	14,712	1,067,061
NSK, Ltd.	67,900	854,446
Oshkosh Corp.	20,149	883,735
PACCAR, Inc.	65,560	3,406,498
Parker-Hannifin Corp.	26,304	2,752,977
Pentair PLC	34,240	1,941,408
Proto Labs, Inc. (I)	3,921	265,412
RBC Bearings, Inc. (I)	4,018	283,751
Rexnord Corp. (I)	17,403	355,543
Samsung Heavy Industries Company, Ltd.	20,285	201,770
Sandvik AB	138,509	1,432,543
Schindler Holding AG,
Participation Certificates	4,613	758,763
Schindler Holding AG, Registered Shares	2,170	355,764
SembCorp Marine, Ltd. (L)	106,600	155,462
SKF AB, B Shares	51,591	898,287
SMC Corp.	7,800	2,068,747
Snap-on, Inc.	11,052	1,902,712
Standex International Corp.	2,163	193,307
Stanley Black & Decker, Inc.	25,855	2,822,332
Sulzer AG (L)	2,481	258,869
Sumitomo Heavy Industries, Ltd.	78,000	369,790
Sun Hydraulics Corp.	3,984	131,193
Tennant Company	3,130	194,905
Terex Corp.	27,914	571,679
The ExOne Company (I)	2,169	21,516
The Gorman-Rupp Company	3,129	100,472
The Greenbrier Companies, Inc. (L)	4,482	151,850
The Timken Company	18,922	610,045
The Toro Company	14,101	1,086,764
The Weir Group PLC	27,379	495,058
THK Company, Ltd.	16,700	333,017
Titan International, Inc.	7,880	34,199
TriMas Corp. (I)	7,983	172,672
Trinity Industries, Inc.	39,736	1,078,832
United Tractors Tbk PT	100,937	118,614
Valmont Industries, Inc.	5,981	701,272
Volvo AB, Series B	199,780	2,062,314
Wabash National Corp. (I)	11,572	150,089
Wabtec Corp.	24,871	1,992,665
Wartsila OYJ ABP	22,815	1,024,426
Watts Water Technologies, Inc., Class A	4,801	266,504
WEG SA	60,360	236,903
Weichai Power Company, Ltd., H Shares	81,840	84,469
Woodward, Inc.	25,837	1,302,960
Xerium Technologies, Inc. (I)	2,230	25,957
Xylem, Inc.	34,450	1,285,674
Yangzijiang Shipbuilding Holdings, Ltd.	246,100	191,723
Zardoya Otis SA	20,122	243,190
		110,985,756
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	529	791,687
A.P. Moeller - Maersk A/S, Series B	957	1,456,684
China COSCO Holdings Company, Ltd.,
H Shares (I)	245,879	156,658
China Shipping Container Lines
Company, Ltd., H Shares (I)	357,076	143,227
Evergreen Marine Corp Taiwan, Ltd.	177,760	70,444
Golden Ocean Group, Ltd. (L)	11,220	18,962
Hyundai Merchant Marine Company, Ltd. (I)	11,045	43,446
Kirby Corp. (I)	14,093	910,408
Kuehne & Nagel International AG	5,586	754,328
Matson, Inc.	7,419	383,636
MISC BHD	61,200	132,790
Mitsui O.S.K. Lines, Ltd.	163,000	425,055
Navios Maritime Holdings, Inc. (L)	14,108	22,432
Nippon Yusen KK	232,000	603,677
Scorpio Bulkers, Inc. (I)	56,704	51,181
U-Ming Marine Transport Corp.	36,000	28,810
Wan Hai Lines, Ltd.	22,000	11,308
Yang Ming Marine Transport Corp. (I)	110,000	27,263
		6,031,996
Professional services - 0.4%
Acacia Research Corp.	8,704	51,441
Adecco SA (I)	17,928	1,226,566
Barrett Business Services, Inc.	1,284	57,331
Bureau Veritas SA	40,736	838,772
Capita PLC	86,028	1,648,614
CBIZ, Inc. (I)	8,933	95,672
CEB, Inc.	14,316	1,106,197
CRA International, Inc. (I)	1,936	44,180
Equifax, Inc.	21,110	2,353,765
Experian PLC	128,307	2,380,366
Exponent, Inc.	4,416	227,998
Franklin Covey Company (I)	2,658	40,747
FTI Consulting, Inc. (I)	17,840	666,859
GP Strategies Corp. (I)	2,433	69,122
Heidrick & Struggles International, Inc.	3,387	97,749
Hill International, Inc. (I)	6,505	22,442
Huron Consulting Group, Inc. (I)	3,961	229,778
ICF International, Inc. (I)	3,341	119,040
Insperity, Inc.	3,291	142,040
Intertek Group PLC	21,127	899,555
Kelly Services, Inc., Class A	5,436	91,488
Kforce, Inc.	4,282	115,357
Korn/Ferry International	8,596	316,333
ManpowerGroup, Inc.	19,758	1,783,752
Mistras Group, Inc. (I)	2,852	61,404
Navigant Consulting, Inc. (I)	8,307	145,373
Nielsen Holdings PLC	64,699	3,020,149
On Assignment, Inc. (I)	8,818	411,624

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Pendrell Corp. (I)	29,479	$15,718
Randstad Holding NV	16,845	1,054,138
Recruit Holdings Company, Ltd.	20,300	633,972
Resources Connection, Inc.	6,529	119,154
Robert Half International, Inc.	22,902	1,172,124
RPX Corp. (I)	9,414	130,572
Seek, Ltd.	33,920	339,526
SGS SA	570	1,090,393
The Advisory Board Company (I)	7,236	389,586
The Dun & Bradstreet Corp.	6,157	663,663
Towers Watson & Company, Class A	17,825	2,397,641
TriNet Group, Inc. (I)	7,071	139,652
TrueBlue, Inc. (I)	7,174	210,126
Verisk Analytics, Inc. (I)	27,710	2,076,865
VSE Corp.	745	46,034
WageWorks, Inc. (I)	6,103	259,622
		29,002,500
Road and rail - 0.9%
ArcBest Corp.	4,610	111,009
Asciano, Ltd.	100,459	619,529
Aurizon Holdings, Ltd.	218,857	879,190
BTS Group Holdings PCL	744,800	198,431
Canadian National Railway Company	92,572	5,525,414
Canadian Pacific Railway, Ltd.	18,035	2,658,962
Celadon Group, Inc.	4,743	65,928
Central Japan Railway Company, Ltd.	20,800	3,716,927
CJ Korea Express Company, Ltd. (I)	925	153,642
ComfortDelGro Corp., Ltd.	270,000	560,278
Cosan Logistica SA	94	24
Covenant Transportation
Group, Inc., Class A (I)	2,037	42,797
CSX Corp.	185,399	5,270,894
DSV A/S	23,463	911,331
East Japan Railway Company	48,200	4,553,174
Genesee & Wyoming, Inc., Class A (I)	13,698	948,860
Hankyu Hanshin Holdings, Inc.	165,000	1,056,321
Heartland Express, Inc.	8,728	167,228
J.B. Hunt Transport Services, Inc.	17,337	1,356,447
Kansas City Southern	20,791	1,890,318
Keikyu Corp.	67,000	542,743
Keio Corp.	83,000	681,622
Keisei Electric Railway Company, Ltd.	39,000	468,738
Kintetsu Corp.	260,000	996,829
Knight Transportation, Inc.	10,596	281,006
Landstar System, Inc.	11,211	699,791
Localiza Rent a Car SA	17,636	120,941
Marten Transport, Ltd.	4,301	77,762
MTR Corp., Ltd.	145,028	673,588
Nagoya Railroad Company, Ltd.	124,000	499,613
Nippon Express Company, Ltd.	120,000	542,251
Norfolk Southern Corp.	56,798	5,399,218
Odakyu Electric Railway Company, Ltd.	90,000	915,255
Old Dominion Freight Line, Inc. (I)	17,995	1,146,461
Roadrunner Transportation Systems, Inc. (I)	5,147	56,720
Ryder Systems, Inc.	10,045	662,568
Saia, Inc. (I)	4,426	108,481
Swift Transportation Company (I)	15,041	240,205
Tobu Railway Company, Ltd.	146,000	711,811
Tokyu Corp.	162,000	1,258,622
Union Pacific Corp.	170,786	14,337,485
USA Truck, Inc. (I)	2,003	39,940
Werner Enterprises, Inc.	19,074	514,235
West Japan Railway Company	23,700	1,496,824
YRC Worldwide, Inc. (I)	5,739	97,161
		63,256,574
Trading companies and distributors - 0.5%
Aircastle, Ltd.	10,545	221,023
Applied Industrial Technologies, Inc.	6,815	290,660
Ashtead Group PLC	65,999	1,088,703
Barloworld, Ltd.	15,658	82,599
Beacon Roofing Supply, Inc. (I)	8,503	363,673
Brenntag AG	20,130	1,097,735
Bunzl PLC	43,232	1,249,730
CAI International, Inc. (I)	3,565	39,857
Daewoo International Corp.	6,157	101,589
DXP Enterprises, Inc. (I)	2,332	76,373
Fastenal Company (L)	55,132	2,237,257
Finning International, Inc.	21,635	317,854
GATX Corp.	11,114	514,578
H&E Equipment Services, Inc.	5,446	108,974
ITOCHU Corp.	228,000	2,777,449
Kaman Corp.	4,625	185,648
Lawson Products, Inc. (I)	1,212	33,912
Marubeni Corp.	238,100	1,317,619
Mitsubishi Corp.	199,100	3,349,421
Mitsui & Company, Ltd.	246,000	3,016,071
MRC Global, Inc. (I)	17,470	258,381
MSC Industrial Direct Company, Inc., Class A	12,456	768,535
Noble Group, Ltd. (L)	602,673	181,173
NOW, Inc. (I)(L)	27,574	506,810
Rexel SA	45,064	616,684
Rush Enterprises, Inc., Class A (I)	6,165	149,994
SK Networks Company, Ltd.	15,096	79,404
Stock Building Supply Holdings, Inc. (I)	2,544	43,731
Sumitomo Corp.	162,300	1,722,164
TAL International Group, Inc. (I)	5,687	114,764
Textainer Group Holdings, Ltd. (L)	3,723	57,446
Titan Machinery, Inc. (I)	3,169	39,834
Toyota Tsusho Corp.	30,700	719,917
Travis Perkins PLC (I)	32,551	996,204
United Rentals, Inc. (I)	18,151	1,427,939
Univar Inc (I)	6,825	129,266
Veritiv Corp. (I)	1,389	54,824
W.W. Grainger, Inc. (L)	11,543	2,314,833
Watsco, Inc.	6,612	840,451
Wolseley PLC	33,914	1,968,884
		31,461,963
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	52,793	816,009
Aena SA (I)(S)	7,561	855,654
Aeroports de Paris	4,523	511,781
Airports of Thailand PCL	61,300	532,148
Atlantia SpA	55,168	1,454,484
Beijing Capital International Airport
Company, Ltd., H Shares	142,611	158,872
CCR SA	97,615	322,588
China Merchants Holdings
International Company, Ltd.	104,031	338,806
COSCO Pacific, Ltd.	167,508	220,364
EcoRodovias Infraestrutura e Logistica SA	21,435	28,919
Fraport AG Frankfurt Airport
Services Worldwide	5,211	318,039
Groupe Eurotunnel SA	72,239	922,520
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	47,800	434,513

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Grupo Aeroportuario del Sureste SAB
de CV, Class B (I)	32,140	$486,416
Hutchison Port Holdings Trust	712,000	384,280
International Container Terminal Services, Inc.	43,110	67,168
Japan Airport Terminal Company, Ltd.	6,300	318,760
Jasa Marga Tbk PT	127,254	41,382
Jiangsu Expressway Company, Ltd., H Shares	100,855	131,038
Kamigumi Company, Ltd.	32,000	281,968
Malaysia Airports Holdings BHD	45,422	57,765
Mitsubishi Logistics Corp.	18,000	251,731
OHL Mexico SAB de CV (I)	113,500	136,036
Sydney Airport	111,108	529,166
TAV Havalimanlari Holding AS	15,650	112,831
Transurban Group	196,963	1,476,092
Wesco Aircraft Holdings, Inc. (I)	10,673	142,805
Westports Holdings Bhd	54,000	54,491
Zhejiang Expressway Company, Ltd., H Shares	124,282	151,098
		11,537,724
		701,345,535
Information technology - 15.9%
Communications equipment - 1.0%
ADTRAN, Inc.	8,712	142,093
Aerohive Networks, Inc. (I)(L)	4,336	26,450
Alcatel-Lucent (I)	439,727	1,730,380
Alliance Fiber Optic Products, Inc.	2,476	39,269
Applied Optoelectronics, Inc. (I)(L)	2,872	53,850
ARRIS Group, Inc. (I)	34,697	1,060,687
Bel Fuse, Inc., Class B	1,787	37,027
Black Box Corp.	3,183	36,000
CalAmp Corp. (I)	6,231	115,149
Calix, Inc. (I)	7,912	62,663
Ciena Corp. (I)	53,521	1,340,166
Cisco Systems, Inc.	958,999	26,132,723
Clearfield, Inc. (I)(L)	2,406	32,505
Comtech Telecommunications Corp.	2,997	66,024
Digi International, Inc. (I)	4,837	60,511
Extreme Networks, Inc. (I)	17,365	76,753
F5 Networks, Inc. (I)	13,511	1,391,633
Finisar Corp. (I)	17,739	214,110
Harmonic, Inc. (I)	15,407	85,201
Harris Corp.	23,609	1,962,616
Infinera Corp. (I)	22,573	508,344
InterDigital, Inc.	15,338	808,159
Ixia (I)	10,306	134,596
Juniper Networks, Inc.	66,276	1,996,896
KVH Industries, Inc. (I)	3,432	33,840
Motorola Solutions, Inc.	30,333	2,177,303
NETGEAR, Inc. (I)	5,363	236,562
NetScout Systems, Inc. (I)	41,553	1,375,404
Nokia OYJ	570,163	4,112,002
Novatel Wireless, Inc. (I)	7,072	13,012
Oclaro, Inc. (I)(L)	17,389	59,818
Plantronics, Inc.	14,994	793,333
Polycom, Inc. (I)	57,321	781,285
QUALCOMM, Inc.	297,009	14,491,069
Ruckus Wireless, Inc. (I)	12,763	146,136
ShoreTel, Inc. (I)	11,439	117,364
Sonus Networks, Inc. (I)	9,087	63,972
Telefonaktiebolaget LM Ericsson, B Shares	395,499	3,839,075
Ubiquiti Networks, Inc. (I)(L)	5,198	181,358
ViaSat, Inc. (I)	7,249	449,293
ZTE Corp., H Shares	67,715	152,291
		67,136,922
Electronic equipment, instruments and components - 1.1%
AAC Technologies Holdings, Inc.	66,000	463,923
Agilysys, Inc. (I)	3,187	35,376
Alps Electric Company, Ltd.	24,900	783,523
Amphenol Corp., Class A	58,718	3,232,426
Anixter International, Inc. (I)	4,830	329,213
Arrow Electronics, Inc. (I)	24,292	1,373,956
AU Optronics Corp.	837,000	224,571
Avnet, Inc.	34,592	1,567,709
AVX Corp.	7,629	102,915
Badger Meter, Inc.	2,470	150,250
Belden, Inc.	18,227	1,144,109
Benchmark Electronics, Inc. (I)	8,746	187,689
Checkpoint Systems, Inc.	7,515	47,269
Citizen Holdings Company, Ltd.	36,400	269,031
Cognex Corp.	22,409	831,374
Coherent, Inc. (I)	4,070	276,434
Control4 Corp. (I)	4,092	29,790
Corning, Inc.	232,140	4,347,982
CTS Corp.	5,786	109,818
Daktronics, Inc.	7,120	61,730
Delta Electronics Thailand PCL	290,200	688,140
Delta Electronics, Inc.	176,000	842,252
DTS, Inc. (I)	3,017	77,627
Electro Rent Corp.	3,993	41,328
ePlus, Inc. (I)	979	86,338
Fabrinet (I)	6,061	145,040
FARO Technologies, Inc. (I)	3,012	90,631
FEI Company	17,734	1,418,897
FLIR Systems, Inc.	19,977	610,497
GSI Group, Inc. (I)	5,652	80,993
Hamamatsu Photonics KK	20,300	509,063
Hexagon AB, B Shares	33,638	1,219,041
Hirose Electric Company, Ltd.	4,300	523,399
Hitachi High-Technologies Corp.	9,400	259,208
Hitachi, Ltd.	697,000	4,112,438
Hon Hai Precision Industry Company, Ltd.	1,495,866	3,850,258
Ibiden Company, Ltd. (L)	16,500	258,890
II-VI, Inc. (I)	8,927	166,221
Ingenico SA	8,513	1,070,501
Ingram Micro, Inc., Class A	40,088	1,239,922
Innolux Corp.	821,000	251,636
Insight Enterprises, Inc. (I)	6,650	178,087
InvenSense, Inc. (I)(L)	13,300	154,147
IPG Photonics Corp. (I)	9,359	853,447
Itron, Inc. (I)	6,594	237,054
Jabil Circuit, Inc.	49,867	1,276,097
Keyence Corp.	6,600	3,579,611
Keysight Technologies, Inc. (I)	43,566	1,342,268
Kimball Electronics, Inc. (I)	4,759	54,538
Knowles Corp. (I)(L)	37,562	618,646
Kyocera Corp.	46,400	2,151,271
Largan Precision Company, Ltd.	10,000	776,556
LG Display Company, Ltd.	31,437	692,511
LG Innotek Company, Ltd.	1,919	164,745
Littelfuse, Inc.	3,818	414,482
Mercury Systems, Inc. (I)	5,818	113,916
Mesa Laboratories, Inc.	541	58,536
Methode Electronics, Inc.	6,517	235,133
MTS Systems Corp.	2,540	161,595
Multi-Fineline Electronix, Inc. (I)	1,537	37,933

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Murata Manufacturing Company, Ltd.	29,300	$4,549,960
National Instruments Corp.	26,190	822,366
Newport Corp. (I)	6,989	115,948
Nippon Electric Glass Company, Ltd.	55,000	305,483
Omron Corp.	28,400	1,044,414
OSI Systems, Inc. (I)	3,374	315,908
Park Electrochemical Corp.	3,934	68,884
Plexus Corp. (I)	5,679	211,259
RealD, Inc. (I)	7,298	76,629
Rofin-Sinar Technologies, Inc. (I)	4,845	139,245
Rogers Corp. (I)	3,141	174,106
Samsung Electro-Mechanics Company, Ltd.	8,077	481,817
Samsung SDI Company, Ltd.	7,436	768,897
Sanmina Corp. (I)	14,053	318,582
ScanSource, Inc. (I)	4,852	186,414
Shimadzu Corp.	37,000	597,844
Simplo Technology Company, Ltd.	27,900	95,607
SYNNEX Corp.	4,852	457,398
Synnex Technology International Corp.	133,000	128,600
TDK Corp.	17,800	1,280,129
TE Connectivity, Ltd.	76,197	5,112,057
Tech Data Corp. (I)	15,276	1,033,421
TPK Holding Company, Ltd.	27,887	79,076
Trimble Navigation, Ltd. (I)	66,131	1,514,400
TTM Technologies, Inc. (I)	9,923	77,796
Universal Display Corp. (I)	6,842	359,616
Vishay Intertechnology, Inc.	57,788	688,833
WPG Holdings Company, Ltd.	133,000	128,580
Yaskawa Electric Corp.	33,200	437,623
Yokogawa Electric Corp.	32,100	383,299
Zebra Technologies Corp., Class A (I)	13,397	1,074,439
Zhen Ding Technology Holding, Ltd.	36,317	102,754
		69,343,365
Internet software and services - 2.5%
Actua Corp. (I)	6,907	80,052
Akamai Technologies, Inc. (I)	31,526	1,816,213
Alphabet, Inc., Class A (I)	55,471	42,316,052
Alphabet, Inc., Class C (I)	56,607	42,036,358
Angie’s List, Inc. (I)(L)	7,979	86,253
Bankrate, Inc. (I)	11,497	167,626
Bazaarvoice, Inc. (I)	11,446	52,995
Benefitfocus, Inc. (I)(L)	1,417	57,417
Blucora, Inc. (I)	6,947	73,847
Box, Inc., Class A (I)(L)	2,279	31,906
Brightcove, Inc. (I)	6,363	44,414
Carbonite, Inc. (I)	3,604	35,139
ChannelAdvisor Corp. (I)	3,656	47,930
Cimpress NV (I)(L)	5,555	512,393
comScore, Inc. (I)	5,885	247,759
Constant Contact, Inc. (I)	5,528	172,971
Cornerstone OnDemand, Inc. (I)	9,227	331,342
Cvent, Inc. (I)	4,013	144,990
Daum Communications Corp.	4,030	419,130
Demandware, Inc. (I)	5,683	290,685
DHI Group, Inc. (I)	8,180	76,238
EarthLink Holdings Corp.	17,692	162,589
eBay, Inc. (I)	214,378	6,343,445
Endurance International
Group Holdings, Inc. (I)	10,066	140,622
Envestnet, Inc. (I)	6,639	215,573
Everyday Health, Inc. (I)	4,154	25,547
Facebook, Inc., Class A (I)	432,410	45,074,418
Gogo, Inc. (I)(L)	9,688	173,900
GrubHub, Inc. (I)(L)	12,808	328,397
GTT Communications, Inc. (I)	4,041	85,629
Hortonworks, Inc. (I)(L)	1,292	21,951
Internap Corp. (I)	10,092	72,461
IntraLinks Holdings, Inc. (I)	7,153	73,175
j2 Global, Inc.	8,195	659,452
Kakaku.com, Inc.	20,200	385,628
Limelight Networks, Inc. (I)	10,367	17,520
Liquidity Services, Inc. (I)	4,136	28,208
LivePerson, Inc. (I)	10,190	79,482
LogMeIn, Inc. (I)	4,200	299,964
Marchex, Inc., Class B	6,742	28,721
Marin Software, Inc. (I)	6,215	24,176
Marketo, Inc. (I)	5,989	181,287
Mindbody, Inc., Class A (I)	1,351	23,845
Mixi, Inc.	6,200	253,753
Monster Worldwide, Inc. (I)	15,664	100,876
NAVER Corp.	3,787	2,061,190
New Relic, Inc. (I)	938	35,278
NIC, Inc.	11,209	228,776
OPOWER, Inc. (I)(L)	4,781	44,894
Q2 Holdings, Inc. (I)	3,238	88,980
QuinStreet, Inc. (I)	7,051	34,479
Quotient Technology, Inc. (I)(L)	10,707	74,307
Rackspace Hosting, Inc. (I)	31,126	890,826
Reis, Inc.	1,911	47,832
RetailMeNot, Inc. (I)	6,600	64,416
Rocket Fuel, Inc. (I)(L)	4,470	15,600
SciQuest, Inc. (I)	5,329	68,797
Shutterstock, Inc. (I)(L)	3,376	122,448
SPS Commerce, Inc. (I)	2,829	210,251
Stamps.com, Inc. (I)	2,423	245,595
TechTarget, Inc. (I)	3,854	33,337
Tencent Holdings, Ltd.	463,300	9,206,864
Textura Corp. (I)(L)	3,365	81,265
TrueCar, Inc. (I)(L)	8,715	69,981
United Internet AG	16,060	854,323
United Online, Inc. (I)	2,528	29,072
VeriSign, Inc. (I)(L)	20,761	1,856,864
Web.com Group, Inc. (I)	7,521	182,083
WebMD Health Corp. (I)	6,490	295,230
Wix.com, Ltd. (I)	3,259	80,986
XO Group, Inc. (I)	4,911	82,701
Yahoo Japan Corp.	206,000	848,931
Yahoo!, Inc. (I)	165,749	5,603,974
		167,301,609
IT services - 2.6%
Accenture PLC, Class A	119,443	12,806,678
Acxiom Corp. (I)	33,435	765,662
Alliance Data Systems Corp. (I)	11,595	3,326,026
Amadeus IT Holding SA, A Shares	50,208	2,011,925
AtoS	13,318	1,089,143
Automatic Data Processing, Inc.	89,301	7,703,104
Blackhawk Network Holdings, Inc. (I)	9,250	437,988
Broadridge Financial Solutions, Inc.	30,428	1,672,931
CACI International, Inc., Class A (I)	4,097	410,765
Cap Gemini SA	24,153	2,224,468
Cardtronics, Inc. (I)	7,714	290,124
Cass Information Systems, Inc.	1,977	106,501
CGI Group, Inc., Class A (I)	26,759	1,164,776
Ciber, Inc. (I)	10,076	35,568
Cielo SA	95,779	867,291

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Cognizant Technology
Solutions Corp., Class A (I)	116,681	$7,535,259
Computer Sciences Corp.	55,414	1,736,121
Computershare, Ltd.	48,579	408,091
Convergys Corp.	42,029	1,082,667
CoreLogic, Inc. (I)	22,918	844,757
CSG Systems International, Inc.	5,584	199,516
CSRA, Inc. (I)	23,502	740,548
Datalink Corp. (I)	4,312	31,693
DST Systems, Inc.	8,668	1,059,923
EPAM Systems, Inc. (I)	8,293	652,908
Euronet Worldwide, Inc. (I)	8,814	685,024
Everi Holdings, Inc. (I)	12,021	45,920
EVERTEC, Inc.	11,224	192,828
ExlService Holdings, Inc. (I)	5,672	265,279
Fidelity National Information Services, Inc.	53,196	3,386,989
Fiserv, Inc. (I)	44,708	4,302,698
Forrester Research, Inc.	1,894	61,820
Fujitsu, Ltd.	269,000	1,356,864
Gartner, Inc. (I)	21,364	1,993,261
Global Payments, Inc.	33,506	2,373,900
Heartland Payment Systems, Inc.	6,207	492,463
IBM Corp.	172,925	24,109,204
Infosys, Ltd., ADR	124,216	2,071,923
Itochu Techno-Solutions Corp.	7,100	146,418
Jack Henry & Associates, Inc.	20,837	1,654,041
Leidos Holdings, Inc.	16,500	955,845
Lionbridge Technologies, Inc. (I)	12,306	65,222
Luxoft Holding, Inc. (I)	3,095	239,770
ManTech International Corp., Class A	4,263	142,768
MasterCard, Inc., Class A	191,308	18,732,879
MAXIMUS, Inc.	28,113	1,595,413
MoneyGram International, Inc. (I)	4,989	43,803
NeuStar, Inc., Class A (I)(L)	23,401	589,705
Nomura Research Institute, Ltd.	17,600	665,279
NTT Data Corp.	18,300	891,435
Otsuka Corp.	7,300	365,738
Paychex, Inc.	60,010	3,255,543
PayPal Holdings, Inc. (I)	212,023	7,475,931
Perficient, Inc. (I)	6,070	106,104
PFSweb, Inc. (I)	2,382	31,395
Samsung SDS Co., Ltd.	4,184	941,300
Science Applications International Corp.	18,602	934,564
ServiceSource International, Inc. (I)	10,060	54,324
Sonda SA	50,260	83,125
Sykes Enterprises, Inc. (I)	6,642	211,348
Syntel, Inc. (I)	5,320	257,648
TeleTech Holdings, Inc.	2,687	77,977
Teradata Corp. (I)	29,243	874,658
The Hackett Group, Inc.	4,224	80,003
The Western Union Company	88,038	1,660,397
Total System Services, Inc.	35,089	1,963,580
Travelport Worldwide, Ltd. (L)	17,948	238,888
Unisys Corp. (I)	8,748	112,499
VeriFone Systems, Inc. (I)	29,404	843,307
Virtusa Corp. (I)	5,068	249,599
Visa, Inc., Class A	373,736	29,528,881
WEX, Inc. (I)	9,944	937,421
Wipro, Ltd., ADR (L)	31,697	397,797
Xerox Corp.	209,364	2,208,790
		169,156,001
Semiconductors and semiconductor equipment - 2.7%
Advanced Energy Industries, Inc. (I)	6,930	202,148
Advanced Micro Devices, Inc. (I)(L)	270,902	639,329
Advanced Semiconductor Engineering, Inc.	606,095	643,730
Altera Corp.	82,433	4,352,462
Ambarella, Inc. (I)(L)	5,309	333,458
Amkor Technology, Inc. (I)	16,388	111,438
Analog Devices, Inc.	85,496	5,269,118
Applied Materials, Inc.	326,976	6,137,340
Applied Micro Circuits Corp. (I)	14,265	104,420
ARM Holdings PLC	183,557	3,109,918
ASM Pacific Technology, Ltd.	24,200	183,747
ASML Holding NV	45,209	4,182,975
Atmel Corp.	107,640	931,086
Avago Technologies, Ltd.	70,781	9,233,381
Axcelis Technologies, Inc. (I)	20,358	53,745
Broadcom Corp., Class A	152,293	8,319,767
Brooks Automation, Inc.	11,556	128,849
Cabot Microelectronics Corp. (I)	4,207	176,526
Cascade Microtech, Inc. (I)	2,515	40,869
Cavium, Inc. (I)	9,373	629,022
CEVA, Inc. (I)	3,765	95,593
Cirrus Logic, Inc. (I)	10,703	353,841
Cohu, Inc.	5,052	66,232
Cree, Inc. (I)(L)	26,575	734,533
Cypress Semiconductor Corp. (I)	86,243	933,149
Diodes, Inc. (I)	6,387	148,753
DSP Group, Inc. (I)	4,798	50,043
Entegris, Inc. (I)	23,883	325,286
Epistar Corp.	93,000	63,379
Exar Corp. (I)	7,692	49,536
Fairchild Semiconductor International, Inc. (I)	49,482	966,878
First Solar, Inc. (I)	20,437	1,154,895
FormFactor, Inc. (I)	10,079	87,788
GCL-Poly Energy Holdings, Ltd. (I)	976,000	184,875
Hanergy Solar Group, Ltd. (I)	1,136,000	153,841
Hermes Microvision, Inc.	4,000	142,437
Infineon Technologies AG	147,075	2,160,267
Inotera Memories, Inc. (I)	236,000	159,997
Inphi Corp. (I)	6,491	208,686
Integrated Device Technology, Inc. (I)	63,277	1,774,287
Integrated Silicon Solution, Inc.	5,421	124,087
Intel Corp.	1,318,539	45,845,601
Intersil Corp., Class A	56,399	816,658
IXYS Corp.	4,458	56,750
Kinsus Interconnect Technology Corp.	22,000	38,217
KLA-Tencor Corp.	42,912	2,852,361
Kopin Corp. (I)	13,389	38,426
Lam Research Corp. (L)	43,091	3,369,716
Lattice Semiconductor Corp. (I)	19,813	124,624
Linear Technology Corp.	65,322	2,986,522
M/A-COM Technology
Solutions Holdings, Inc. (I)	4,000	147,800
Mattson Technology, Inc. (I)	12,722	37,912
MaxLinear, Inc., Class A (I)	8,621	150,868
MediaTek, Inc.	143,674	1,144,940
Microchip Technology, Inc. (L)	57,526	2,777,355
Micron Technology, Inc. (I)	293,080	4,668,764
Microsemi Corp. (I)	16,116	580,337
MKS Instruments, Inc.	9,043	333,415
Monolithic Power Systems, Inc.	6,701	457,879
Nanometrics, Inc. (I)	4,681	73,773
NeoPhotonics Corp. (I)	5,065	52,575
Novatek Microelectronics Corp.	55,000	199,271
NVE Corp.	988	58,845

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
NVIDIA Corp.	139,488	$4,424,559
OmniVision Technologies, Inc. (I)	9,869	288,175
PDF Solutions, Inc. (I)	5,035	56,140
Phison Electronics Corp.	12,000	91,432
Photronics, Inc. (I)	11,553	126,736
PMC-Sierra, Inc. (I)	29,773	352,215
Power Integrations, Inc.	5,032	260,154
Powertech Technology, Inc.	59,000	127,323
Qorvo, Inc. (I)	40,723	2,364,785
Radiant Opto-Electronics Corp.	41,605	108,595
Rambus, Inc. (I)	19,723	235,295
Realtek Semiconductor Corp.	46,571	96,022
Rohm Company, Ltd.	13,900	747,056
Rudolph Technologies, Inc. (I)	5,636	80,200
Semiconductor
Manufacturing International Corp. (I)	2,348,000	245,319
Semtech Corp. (I)	11,406	229,261
Sigma Designs, Inc. (I)	6,402	55,601
Silicon Laboratories, Inc. (I)	17,543	949,252
Siliconware Precision Industries Company	209,000	276,675
SK Hynix, Inc.	78,722	2,144,971
Skyworks Solutions, Inc.	51,931	4,311,312
STMicroelectronics NV	98,933	719,065
SunEdison, Inc. (I)(L)	81,054	258,562
Synaptics, Inc. (I)	15,619	1,402,118
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,358,000	10,090,133
Teradyne, Inc.	54,242	1,127,149
Tessera Technologies, Inc.	8,891	283,178
Texas Instruments, Inc.	286,815	16,669,688
Tokyo Electron, Ltd.	24,700	1,643,916
Transcend Information, Inc.	16,000	41,821
Ultra Clean Holdings, Inc. (I)	5,562	28,199
Ultratech, Inc. (I)	4,893	81,273
United Microelectronics Corp.	1,158,000	419,129
Vanguard International Semiconductor Corp.	84,000	101,491
Veeco Instruments, Inc. (I)	7,001	143,170
Xcerra Corp. (I)	9,777	59,151
Xilinx, Inc.	70,478	3,502,052
		175,675,493
Software - 3.1%
A10 Networks, Inc. (I)	5,729	44,171
ACI Worldwide, Inc. (I)	50,217	1,181,104
Activision Blizzard, Inc.	95,222	3,586,061
Adobe Systems, Inc. (I)	95,383	8,723,729
American Software, Inc., Class A	5,292	54,772
ANSYS, Inc. (I)	23,191	2,161,633
Aspen Technology, Inc. (I)	14,517	638,022
Autodesk, Inc. (I)	40,996	2,602,016
AVG Technologies NV (I)	6,955	146,681
Barracuda Networks, Inc. (I)	1,332	25,348
Blackbaud, Inc.	7,986	493,375
Bottomline Technologies, Inc. (I)	7,057	218,132
BroadSoft, Inc. (I)	4,984	199,510
CA, Inc.	65,102	1,830,017
Cadence Design Systems, Inc. (I)	74,964	1,671,697
Callidus Software, Inc. (I)	9,489	196,897
CDK Global, Inc.	41,179	1,952,296
Citrix Systems, Inc. (I)	29,184	2,237,537
COLOPL, Inc. (L)	7,400	149,783
CommVault Systems, Inc. (I)	18,625	763,253
Constellation Software, Inc.	2,258	969,091
Dassault Systemes SA	19,718	1,569,383
Digimarc Corp. (I)(L)	1,315	46,788
Ebix, Inc. (L)	4,582	171,871
Electronic Arts, Inc. (I)	59,583	4,039,132
Ellie Mae, Inc. (I)	4,983	318,115
EnerNOC, Inc. (I)	5,098	21,717
Epiq Systems, Inc.	5,715	77,324
Fair Isaac Corp.	13,268	1,263,777
Fleetmatics Group PLC (I)	6,466	386,020
Fortinet, Inc. (I)	37,427	1,348,121
Gemalto NV	10,440	657,430
Gigamon, Inc. (I)	4,695	127,188
Globant SA (I)(L)	2,600	91,416
Glu Mobile, Inc. (I)	20,885	70,591
Guidance Software, Inc. (I)	3,641	22,210
Guidewire Software, Inc. (I)	11,927	707,629
Gungho Online Entertainment, Inc. (L)	63,000	194,665
HubSpot, Inc. (I)	3,219	174,502
Imperva, Inc. (I)	4,511	336,656
Infoblox, Inc. (I)	9,636	144,925
Interactive Intelligence Group, Inc. (I)	2,967	102,243
Intuit, Inc.	53,266	5,337,253
Jive Software, Inc. (I)	8,808	44,216
Kingsoft Corp., Ltd.	76,000	202,101
Konami Holdings Corp.	12,900	301,291
Manhattan Associates, Inc. (I)	31,419	2,406,695
Mentor Graphics Corp.	42,606	798,010
Microsoft Corp.	1,531,667	83,246,101
MicroStrategy, Inc., Class A (I)	1,583	274,445
Mobileiron, Inc. (I)(L)	6,757	29,325
Model N, Inc. (I)	4,692	54,615
Monotype Imaging Holdings, Inc.	6,892	182,156
NCSoft Corp.	2,075	397,963
Nexon Company, Ltd.	19,000	302,702
NICE-Systems, Ltd.	8,578	520,974
Nintendo Company, Ltd.	15,300	2,352,281
Open Text Corp.	14,373	698,282
Oracle Corp.	623,810	24,309,876
Oracle Corp. Japan	5,200	253,321
Paycom Software, Inc. (I)	5,367	234,001
Paylocity Holding Corp. (I)	2,686	118,023
Pegasystems, Inc.	6,154	181,789
Progress Software Corp. (I)	8,612	206,602
Proofpoint, Inc. (I)	6,710	491,910
PROS Holdings, Inc. (I)	4,145	101,926
PTC, Inc. (I)	29,372	1,058,567
QAD, Inc., Class A	1,776	41,221
Qlik Technologies, Inc. (I)	15,527	493,914
Qualys, Inc. (I)	4,268	164,147
RealPage, Inc. (I)	9,153	203,288
Red Hat, Inc. (I)	33,895	2,759,392
RingCentral, Inc., Class A (I)	9,169	210,062
Rovi Corp. (I)	15,217	179,713
salesforce.com, Inc. (I)	118,867	9,472,511
SAP SE	128,126	10,118,069
Sapiens International Corp. NV	4,116	44,782
Seachange International, Inc. (I)	5,775	40,252
Silver Spring Networks, Inc. (I)	6,307	84,072
SolarWinds, Inc. (I)	17,146	1,001,841
Solera Holdings, Inc.	17,245	926,746
Symantec Corp.	125,544	2,458,152
Synchronoss Technologies, Inc. (I)	6,632	261,102
Synopsys, Inc. (I)	40,121	2,009,260
Take-Two Interactive Software, Inc. (I)	14,360	507,913

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tangoe, Inc. (I)	7,181	$61,757
TeleCommunication Systems, Inc., Class A (I)	10,326	50,804
Telenav, Inc. (I)	5,187	36,880
The Rubicon Project, Inc. (I)	4,312	63,602
The Sage Group PLC	140,127	1,236,367
The Ultimate Software Group, Inc. (I)	7,355	1,452,613
TiVo, Inc. (I)	16,897	151,904
Totvs SA	14,126	122,079
Trend Micro, Inc.	15,100	615,845
TubeMogul, Inc. (I)	2,763	34,206
Tyler Technologies, Inc. (I)	14,424	2,573,819
Varonis Systems, Inc. (I)	1,485	26,507
VASCO Data Security International, Inc. (I)(L)	5,046	94,259
Verint Systems, Inc. (I)	10,448	489,489
VirnetX Holding Corp. (I)(L)	7,870	20,462
Xura, Inc. (I)	4,047	104,696
Zendesk, Inc. (I)	9,220	236,124
Zix Corp. (I)	11,091	62,221
		204,231,324
Technology hardware, storage and peripherals - 2.9%
3D Systems Corp. (I)(L)	27,373	249,642
Acer, Inc. (I)	263,000	97,624
Advantech Company, Ltd.	31,082	203,855
Apple, Inc.	1,074,486	127,111,690
Asustek Computer, Inc.	68,000	562,948
Avid Technology, Inc. (I)	5,780	43,870
BlackBerry, Ltd. (I)	59,443	472,713
Brother Industries, Ltd.	33,500	400,892
Canon, Inc.	153,800	4,647,681
Casetek Holdings, Ltd.	12,000	59,286
Catcher Technology Company, Ltd.	63,000	608,314
Chicony Electronics Company, Ltd.	40,409	93,075
Compal Electronics, Inc.	412,000	228,221
Cray, Inc. (I)	7,063	244,874
Diebold, Inc.	27,668	959,250
Eastman Kodak Company (I)(L)	3,073	40,072
Electronics For Imaging, Inc. (I)	7,969	391,119
EMC Corp.	363,348	9,207,238
Foxconn Technology Company, Ltd.	97,179	217,182
FUJIFILM Holdings Corp.	66,800	2,701,751
Hewlett Packard Enterprise Company	340,800	5,064,288
HP, Inc.	341,787	4,286,009
HTC Corp.	63,000	156,604
Immersion Corp. (I)	4,773	64,006
Inventec Corp.	223,695	129,977
Konica Minolta, Inc.	66,600	700,446
Lenovo Group, Ltd.	598,564	632,346
Lexmark International, Inc., Class A	15,850	544,289
Lite-On Technology Corp.	203,271	208,410
NCR Corp. (I)	40,627	1,101,398
NEC Corp.	375,000	1,254,781
NetApp, Inc.	57,105	1,750,839
Nimble Storage, Inc. (I)	8,620	90,251
Pegatron Corp.	186,000	489,691
QLogic Corp. (I)	14,839	191,423
Quanta Computer, Inc.	260,000	406,215
Quantum Corp. (I)	39,336	34,651
Ricoh Company, Ltd.	102,000	1,046,309
Samsung Electronics Company, Ltd.	14,933	16,529,966
SanDisk Corp.	38,578	2,849,757
Seagate Technology PLC (L)	57,190	2,055,409
Seiko Epson Corp.	40,400	636,326
Silicon Graphics International Corp. (I)	6,193	36,291
Stratasys, Ltd. (I)(L)	8,650	216,250
Super Micro Computer, Inc. (I)	6,282	154,286
Violin Memory, Inc. (I)(L)	15,929	20,867
Western Digital Corp.	43,562	2,718,704
Wistron Corp.	226,993	118,559
		192,029,645
		1,044,874,359
Materials - 4.1%
Chemicals - 2.5%
A. Schulman, Inc.	4,983	172,462
Agrium, Inc.	15,881	1,567,824
Air Liquide SA	53,738	6,552,036
Air Products & Chemicals, Inc.	36,388	4,981,153
Air Water, Inc.	23,000	373,331
Airgas, Inc.	12,390	1,712,298
Akzo Nobel NV	32,080	2,279,422
Albemarle Corp.	28,866	1,546,063
American Vanguard Corp.	5,223	82,314
Arkema SA	10,193	733,595
Asahi Kasei Corp.	182,000	1,244,296
Ashland, Inc.	17,398	1,959,885
Axiall Corp.	11,969	249,434
Balchem Corp.	5,309	363,613
BASF SE	119,818	9,889,243
Cabot Corp.	16,186	704,738
Calgon Carbon Corp.	8,993	152,072
CF Industries Holdings, Inc.	42,927	1,980,652
Chase Corp.	857	38,051
Chemtura Corp. (I)	11,362	349,041
Core Molding Technologies, Inc. (I)	1,353	19,280
Croda International PLC	17,360	749,502
Cytec Industries, Inc.	18,385	1,376,485
Daicel Corp.	41,800	611,493
E.I. du Pont de Nemours & Company	169,045	11,383,490
Eastman Chemical Company	27,402	1,990,755
Ecolab, Inc.	49,780	5,931,785
EMS-Chemie Holding AG	857	349,394
Evonik Industries AG	18,278	623,180
Ferro Corp. (I)	12,419	149,152
Flotek Industries, Inc. (I)(L)	9,134	104,310
FMC Corp.	24,650	1,059,211
Formosa Chemicals & Fibre Corp.	310,100	668,560
Formosa Plastics Corp.	397,040	894,572
FutureFuel Corp.	4,417	63,251
Givaudan SA (I)	965	1,740,693
Grupa Azoty SA (I)	7,509	200,532
Hanwha Chemical Corp.	14,228	305,012
Hawkins, Inc.	1,962	80,442
HB Fuller Company	8,526	339,420
Hitachi Chemical Company, Ltd.	15,500	258,160
Hyosung Corp.	3,085	306,860
Incitec Pivot, Ltd.	173,334	472,109
Indorama Ventures PCL	85,252	54,189
Innophos Holdings, Inc.	3,357	99,770
Innospec, Inc.	4,095	239,148
International Flavors & Fragrances, Inc.	14,831	1,779,868
Intrepid Potash, Inc. (I)	9,437	33,879
Israel Chemicals, Ltd.	77,049	387,366
Johnson Matthey PLC	26,818	1,142,149
JSR Corp.	27,000	424,826
K&S AG	25,028	710,701
Kaneka Corp.	39,000	384,418

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Kansai Paint Company, Ltd.	33,600	$530,269
KMG Chemicals, Inc.	1,714	33,817
Koninklijke DSM NV	23,684	1,204,039
Koppers Holdings, Inc. (I)	3,490	79,677
Kraton Performance Polymers, Inc. (I)	5,401	120,172
Kronos Worldwide, Inc.	3,952	25,569
Kumho Petrochemical Company, Ltd.	1,853	93,893
Kuraray Company, Ltd.	49,700	632,639
Lanxess AG	11,934	606,377
LG Chem, Ltd.	6,270	1,717,452
Linde AG	24,188	4,214,971
Lotte Chemical Corp.	2,085	431,646
LSB Industries, Inc. (I)	3,314	23,563
LyondellBasell Industries NV, Class A	69,760	6,684,403
Methanex Corp. (I)(L)	11,042	433,759
Mexichem SAB de CV	162,700	402,867
Minerals Technologies, Inc.	14,841	913,315
Mitsubishi Chemical Holdings Corp.	195,900	1,282,874
Mitsubishi Gas & Chemicals Company, Inc.	54,000	292,151
Mitsui Chemicals, Inc.	116,000	482,843
Monsanto Company	87,392	8,316,223
Nan Ya Plastics Corp.	458,210	820,365
NewMarket Corp.	2,685	1,109,308
Nippon Paint Company, Ltd.	20,800	521,015
Nitto Denko Corp.	23,800	1,602,554
Novozymes A/S, B Shares	31,486	1,511,785
OCI Company, Ltd.	2,257	147,916
OCI NV (I)	11,050	278,702
Olin Corp.	70,461	1,533,936
OMNOVA Solutions, Inc. (I)	8,905	66,966
Orica, Ltd.	38,357	437,336
Petkim Petrokimya Holding AS (I)	35,481	54,047
Petronas Chemicals Group BHD	140,045	221,306
PolyOne Corp.	37,892	1,363,354
Potash Corp. of Saskatchewan, Inc.	96,798	1,959,227
PPG Industries, Inc.	50,851	5,376,985
Praxair, Inc.	53,721	6,059,729
PTT Global Chemical PCL	250,411	368,446
Quaker Chemical Corp.	2,247	191,512
Rayonier Advanced Materials, Inc.	7,444	83,447
Rentech, Inc. (I)	3,988	11,406
RPM International, Inc.	34,328	1,612,729
Senomyx, Inc. (I)(L)	8,031	37,184
Sensient Technologies Corp.	19,732	1,318,887
Shin-Etsu Chemical Company, Ltd.	59,200	3,348,461
Sika AG	226	765,424
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares (I)	314,099	112,324
Solvay SA	8,172	941,134
Stepan Company	3,271	170,288
Sumitomo Chemical Company, Ltd.	216,000	1,238,410
Symrise AG	15,927	1,075,800
Syngenta AG	9,791	3,606,023
Synthos SA	86,257	77,407
Taiwan Fertilizer Company, Ltd.	65,000	79,967
Taiyo Nippon Sanso Corp.	22,600	215,975
Teijin, Ltd.	133,000	473,259
The Chemours Company	46,560	291,000
The Dow Chemical Company	216,413	11,281,610
The Israel Corp., Ltd. (I)(L)	482	106,976
The Mosaic Company	62,076	1,964,085
The Scotts Miracle-Gro Company, Class A	11,663	813,961
The Sherwin-Williams Company	15,015	4,145,191
The Valspar Corp.	19,019	1,606,915
Toray Industries, Inc.	211,000	1,917,575
Trecora Resources (I)	3,593	51,955
Tredegar Corp.	4,545	71,629
Trinseo SA (I)(L)	1,929	55,092
Tronox, Ltd., Class A	11,209	65,236
Umicore SA	12,749	526,953
Yara International ASA	19,396	896,969
		162,975,765
Construction materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	110,210	300,983
Asia Cement Corp.	220,796	187,000
BBMG Corp., H Shares	111,500	73,158
Boral, Ltd.	79,095	323,589
Cementos Argos SA	48,049	143,019
Cemex SAB de CV (I)	1,939,668	1,229,678
China National Building Material
Company, Ltd., H Shares	258,000	138,492
China Resources Cement Holdings, Ltd.	186,000	60,517
CRH PLC	101,204	2,971,998
Eagle Materials, Inc.	12,962	895,415
Grupo Argos SA	33,399	166,113
Headwaters, Inc. (I)	12,624	242,002
HeidelbergCement AG	18,397	1,462,318
Holcim, Ltd. (I)	59,800	3,194,398
Imerys SA	5,518	373,536
Indocement Tunggal Prakarsa Tbk PT	87,320	117,761
James Hardie Industries, Ltd.	46,760	549,915
Lafarge Malayan Cement BHD	19,666	42,003
Martin Marietta Materials, Inc.	12,346	1,943,260
Semen Gresik Persero Tbk PT	177,392	136,220
Siam Cement PCL, Foreign Shares	55,791	700,749
Summit Materials, Inc. (I)	4,374	99,596
Taiheiyo Cement Corp.	168,000	518,756
Taiwan Cement Corp.	317,000	285,982
U.S. Concrete, Inc. (I)	2,513	147,588
Ultratech Cement, Ltd., GDR (L)	2,420	101,696
Vulcan Materials Company	24,545	2,520,035
		18,925,777
Containers and packaging - 0.2%
AEP Industries, Inc. (I)	775	70,665
Amcor, Ltd.	123,083	1,200,813
AptarGroup, Inc.	16,156	1,203,299
Avery Dennison Corp.	16,826	1,109,843
Ball Corp.	25,471	1,768,197
Bemis Company, Inc.	25,069	1,181,251
Berry Plastics Group, Inc. (I)	20,202	734,545
Greif, Inc., Class A	11,949	423,831
Klabin SA	61,379	376,149
Myers Industries, Inc.	4,442	68,851
Nampak, Ltd.	42,551	74,547
Owens-Illinois, Inc. (I)	29,672	572,373
Packaging Corp. of America	25,142	1,709,405
Rexam PLC	89,749	782,722
Sealed Air Corp.	37,941	1,721,004
Silgan Holdings, Inc.	10,408	565,467
Sonoco Products Company	25,966	1,137,830
Toyo Seikan Kaisha, Ltd.	24,300	477,814
WestRock Company	48,256	2,443,201
		17,621,807

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining - 0.9%
African Rainbow Minerals, Ltd.	7,748	$23,165
Agnico-Eagle Mines, Ltd.	25,059	665,763
AK Steel Holding Corp. (I)(L)	29,844	71,029
Alcoa, Inc.	241,214	2,257,763
Allegheny Technologies, Inc.	28,097	355,989
Alumina, Ltd.	259,225	210,242
Aluminum Corp. of China, Ltd., H Shares (I)	374,780	119,116
Anglo American Platinum, Ltd. (I)	3,844	53,338
Anglo American PLC	182,462	1,121,791
AngloGold Ashanti, Ltd. (I)	28,845	183,459
Antofagasta PLC	50,066	382,395
ArcelorMittal	155,610	763,026
Barrick Gold Corp.	134,631	990,994
BHP Billiton PLC	274,779	3,297,665
BHP Billiton, Ltd.	332,300	4,418,614
Boliden AB	35,538	650,916
Carpenter Technology Corp.	21,335	766,780
Century Aluminum Company (I)	8,929	33,305
China Steel Corp.	1,129,958	628,135
Cia Siderurgica Nacional SA	76,766	108,627
Cliffs Natural Resources, Inc. (I)(L)	27,014	60,511
Coeur Mining, Inc. (I)	22,853	58,504
Commercial Metals Company	49,359	730,020
Compania de Minas
Buenaventura SA, ADR (I)	20,900	99,066
Compass Minerals International, Inc.	8,668	729,326
Eldorado Gold Corp.	83,610	256,067
Eregli Demir ve Celik Fabrikalari TAS	135,666	174,494
First Quantum Minerals, Ltd.	80,087	291,454
Fortescue Metals Group, Ltd. (L)	161,520	228,856
Franco-Nevada Corp.	18,193	874,468
Freeport-McMoRan, Inc.	218,084	1,783,927
Fresnillo PLC	27,472	296,040
Glencore Xstrata PLC (I)	1,594,400	2,321,435
Globe Specialty Metals, Inc.	11,424	116,182
Gold Fields, Ltd.	55,443	141,476
Goldcorp, Inc.	95,748	1,132,098
Grupo Mexico SAB de CV, Series B	576,500	1,258,488
Haynes International, Inc.	2,145	83,870
Hecla Mining Company	63,353	122,271
Hitachi Metals, Ltd.	30,300	392,953
Horsehead Holding Corp. (I)(L)	9,664	23,773
Hyundai Steel Company	10,823	473,827
Iluka Resources, Ltd.	42,903	178,206
Impala Platinum Holdings, Ltd. (I)	44,507	97,463
Industrias Penoles SAB de CV	20,140	252,627
JFE Holdings, Inc.	71,200	1,122,306
Jiangxi Copper Company, Ltd., H Shares	110,925	132,918
Kaiser Aluminum Corp.	2,934	251,502
KGHM Polska Miedz SA	24,629	440,236
Kinross Gold Corp. (I)	134,313	262,501
Kobe Steel, Ltd.	445,000	520,096
Korea Zinc Company, Ltd.	1,148	451,425
Kumba Iron Ore, Ltd.	4,590	14,275
Maruichi Steel Tube, Ltd.	6,200	171,636
Materion Corp.	3,410	98,958
Mitsubishi Materials Corp.	160,000	564,670
Newcrest Mining, Ltd. (I)	78,688	632,678
Newmont Mining Corp.	97,368	1,792,545
Nippon Steel & Sumitomo Metal Corp.	109,900	2,205,167
Norsk Hydro ASA	143,402	553,720
Nucor Corp.	61,343	2,542,667
POSCO	9,428	1,378,409
Randgold Resources, Ltd.	11,857	725,896
Real Industry, Inc. (I)	4,679	48,100
Reliance Steel & Aluminum Company	18,902	1,111,627
Rio Tinto PLC	164,485	5,446,228
Rio Tinto, Ltd.	43,714	1,455,583
Royal Gold, Inc.	16,771	602,917
Schnitzer Steel Industries, Inc., Class A	4,767	78,703
Silver Wheaton Corp.	47,254	620,995
South32, Ltd. (I)	551,426	474,676
Southern Copper Corp. (L)	18,000	463,140
Steel Dynamics, Inc.	62,276	1,082,980
Stillwater Mining Company (I)	20,575	192,582
Sumitomo Metal Mining Company, Ltd.	71,000	800,670
SunCoke Energy, Inc.	11,756	44,438
Teck Resources, Ltd.	67,561	287,354
ThyssenKrupp AG	48,150	1,022,801
TimkenSteel Corp.	7,031	71,787
Turquoise Hill Resources, Ltd. (I)	118,827	313,206
United States Steel Corp. (L)	37,626	303,642
Vale SA	146,272	495,286
Vedanta, Ltd., ADR	20,968	117,421
Voestalpine AG	17,363	564,649
Worthington Industries, Inc.	20,290	624,323
Yamana Gold, Inc.	110,635	233,622
Zijin Mining Group Company, Ltd., H Shares	484,229	122,071
		59,719,920
Paper and forest products - 0.2%
Boise Cascade Company (I)	6,692	209,460
Clearwater Paper Corp. (I)	3,236	157,949
Deltic Timber Corp.	1,890	123,908
Domtar Corp.	16,165	664,220
Duratex SA	28,095	48,589
Empresas CMPC SA	148,600	311,278
Fibria Celulose SA	27,656	408,801
International Paper Company	79,349	3,319,169
KapStone Paper and Packaging Corp.	14,401	349,512
Louisiana-Pacific Corp. (I)	60,758	1,117,947
Mondi PLC	48,244	1,121,223
Mondi, Ltd.	8,431	191,597
Neenah Paper, Inc.	2,827	187,911
Nine Dragons Paper Holdings, Ltd.	156,000	90,675
Oji Holdings Corp.	115,000	498,159
PH Glatfelter Company	7,456	132,642
Sappi, Ltd. (I)	38,584	166,883
Schweitzer-Mauduit International, Inc.	5,127	214,411
Stora Enso OYJ, Series R	85,547	843,574
UPM-Kymmene OYJ	82,938	1,580,577
Wausau Paper Corp.	7,840	80,282
West Fraser Timber Company, Ltd.	8,456	347,117
		12,165,884
		271,409,153
Telecommunication services - 2.5%
Diversified telecommunication services - 1.8%
8x8, Inc. (I)	15,243	179,867
Alibaba Health
Information Technology, Ltd. (I)	222,000	169,376
Asia Pacific Telecom Company, Ltd. (I)	156,000	49,168
AT&T, Inc.	804,126	27,074,922
Atlantic Tele-Network, Inc.	1,740	136,886
BCE, Inc.	17,806	766,400
Belgacom SA	20,983	692,352

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Bezeq The
Israeli Telecommunication Corp., Ltd.	288,431	$620,089
BT Group PLC	1,088,889	8,125,346
CenturyLink, Inc.	71,646	1,929,427
China Communications Services Corp., Ltd.,
H Shares	228,400	87,972
China Telecom Corp., Ltd., H Shares	1,244,196	609,199
China Unicom Hong Kong, Ltd.	536,416	665,939
Chunghwa Telecom Company, Ltd.	361,000	1,103,125
Cincinnati Bell, Inc. (I)	36,113	136,146
Cogent Communications Group, Inc.	7,870	264,117
Consolidated Communications Holdings, Inc.	8,595	187,285
Deutsche Telekom AG	414,170	7,633,479
Elisa OYJ, Class A	21,778	810,553
FairPoint Communications, Inc. (I)	3,894	71,299
Frontier Communications Corp. (L)	148,498	741,005
General Communication, Inc., Class A (I)	6,138	127,486
Globalstar, Inc. (I)(L)	82,515	179,883
Hawaiian Telcom Holdco, Inc. (I)	1,996	47,365
HKT Trust and HKT, Ltd.	257,000	325,520
IDT Corp., Class B	3,159	39,456
Iliad SA	4,068	907,111
inContact, Inc. (I)	10,542	104,050
Inmarsat PLC	57,182	960,113
Inteliquent, Inc.	5,774	110,919
Intelsat SA (I)(L)	5,185	24,110
Iridium Communications, Inc. (I)(L)	14,441	117,983
Koninklijke KPN NV	417,217	1,586,123
KT Corp. (I)	4,235	110,139
Level 3 Communications, Inc. (I)	36,724	1,866,681
LG Uplus Corp.	28,918	265,743
Lumos Networks Corp.	4,553	53,680
Nippon Telegraph & Telephone Corp.	108,200	4,016,253
Orange Polska SA	107,691	180,335
Orange SA	309,308	5,340,095
ORBCOMM, Inc. (I)	10,974	70,343
PCCW, Ltd.	394,000	237,872
pdvWireless, Inc. (I)(L)	2,346	62,052
Premiere Global Services, Inc. (I)	7,973	110,586
Singapore Telecommunications, Ltd.	828,650	2,242,928
Singapore Telecommunications, Ltd.	175,950	477,580
Straight Path
Communications, Inc., Class B (I)	1,571	18,852
Swisscom AG	2,701	1,330,081
TDC A/S	108,320	567,984
Telecom Italia SpA (I)(L)	1,535,452	1,983,369
Telecom Italia SpA	805,011	926,142
Telefonica Deutschland Holding AG	78,065	438,272
Telefonica SA	499,352	6,145,824
Telekom Malaysia BHD	55,218	84,227
Telekomunikasi Indonesia Persero Tbk PT	3,094,200	656,370
Telenor ASA	81,147	1,410,574
TeliaSonera AB	337,112	1,656,795
Telkom SA, Ltd.	16,700	71,319
Telstra Corp., Ltd.	441,877	1,708,519
TELUS Corp.	24,326	773,069
TPG Telecom, Ltd.	29,931	223,082
True Corp. PCL (I)	1,007,000	237,293
Turk Telekomunikasyon AS	43,561	89,594
Verizon Communications, Inc.	531,384	24,151,403
Vonage Holdings Corp. (I)	31,418	202,646
Windstream Holdings, Inc. (L)	17,329	107,960
XL Axiata Tbk PT (I)	186,251	46,526
		114,448,259
Wireless telecommunication services - 0.7%
Advanced Info Service PCL	141,200	785,812
America Movil SAB de CV, Series L	4,881,000	3,965,863
Axiata Group BHD	121,553	174,570
Boingo Wireless, Inc. (I)	6,703	44,374
China Mobile, Ltd.	551,470	6,309,303
DiGi.Com BHD	168,620	197,706
ENTEL Chile SA	13,095	119,605
Far EasTone
Telecommunications Company, Ltd.	150,000	315,537
Globe Telecom, Inc.	3,235	137,045
KDDI Corp.	252,200	6,255,715
Leap Wireless International, Inc. (I)	7,912	19,938
Maxis BHD	85,960	132,136
Millicom International Cellular SA	8,598	505,256
MTN Group, Ltd.	118,485	1,185,407
NTELOS Holdings Corp. (I)	3,096	28,390
NTT DOCOMO, Inc.	206,300	3,901,702
Philippine Long Distance Telephone Company	8,915	387,516
Rogers Communications, Inc., Class B	42,297	1,631,449
Shenandoah Telecommunications Company	4,163	200,990
SK Telecom Company, Ltd.	1,310	264,240
SoftBank Group Corp.	138,400	7,340,674
Spok Holdings, Inc.	4,277	78,996
StarHub, Ltd.	72,700	186,872
Taiwan Mobile Company, Ltd.	158,000	476,809
Tele2 AB, B Shares	41,062	417,385
Telephone & Data Systems, Inc.	24,253	686,117
Tim Participacoes SA	99,289	195,789
Tower Bersama Infrastructure Tbk PT (I)	104,600	45,984
Turkcell Iletisim Hizmetleri AS	84,405	320,742
Vodacom Group, Ltd.	26,509	267,411
Vodafone Group PLC	3,451,317	11,614,862
		48,194,195
		162,642,454
Utilities - 3.0%
Electric utilities - 1.5%
ALLETE, Inc.	8,275	421,611
American Electric Power Company, Inc.	96,520	5,406,085
AusNet Services	175,890	191,062
CEZ AS	16,827	305,607
Cheung Kong Infrastructure Holdings, Ltd.	62,000	542,840
Chubu Electric Power Company, Inc.	92,900	1,281,705
Cleco Corp.	25,722	1,288,929
CLP Holdings, Ltd.	190,500	1,590,492
CPFL Energia SA (I)	24,156	98,110
Duke Energy Corp.	126,880	8,597,389
Edison International	59,920	3,556,851
EDP - Energias de Portugal SA	289,399	964,162
EDP - Energias do Brasil SA	28,832	88,320
El Paso Electric Company	6,926	267,690
Electricite de France SA (L)	37,660	560,898
Endesa SA	35,477	733,270
Enea SA	36,408	103,696
Enel SpA	945,416	4,164,088
Energa SA	34,037	114,919
Enersis SA	2,343,986	574,659
Entergy Corp.	33,437	2,227,907
Equatorial Energia SA	20,600	186,709

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Eversource Energy	58,420	$2,976,499
Exelon Corp.	158,435	4,326,860
FirstEnergy Corp.	78,474	2,463,299
Fortis, Inc.	33,401	922,407
Fortum OYJ	68,455	998,298
Genie Energy, Ltd., B Shares (I)	2,544	29,078
Great Plains Energy, Inc.	39,706	1,071,665
Hawaiian Electric Industries, Inc.	27,646	790,123
Hokuriku Electric Power Company	23,600	322,450
Iberdrola SA	606,703	4,245,381
IDACORP, Inc.	21,430	1,458,097
Interconexion Electrica SA ESP	50,558	109,329
Isagen SA ESP	86,270	74,073
Korea Electric Power Corp.	34,709	1,468,488
Kyushu Electric Power Company, Inc. (I)	61,500	644,261
MGE Energy, Inc.	6,110	265,602
NextEra Energy, Inc.	88,158	8,803,458
OGE Energy Corp.	51,373	1,341,349
Otter Tail Corp.	6,289	167,476
Pepco Holdings, Inc.	45,144	1,158,846
PGE Polska Grupa Energetyczna SA	149,060	488,519
Pinnacle West Capital Corp.	19,727	1,249,903
PNM Resources, Inc.	33,984	985,536
Portland General Electric Company	14,812	546,859
Power Assets Holdings, Ltd.	138,000	1,232,283
PPL Corp.	123,341	4,198,528
Red Electrica Corp. SA	12,049	1,032,639
Reliance Infrastructure, Ltd., GDR (S)	1,952	39,715
Shikoku Electric Power Company, Inc.	25,400	363,543
SSE PLC	128,967	2,781,819
Tauron Polska Energia SA	172,867	121,407
Tenaga Nasional BHD	167,236	523,678
Terna Rete Elettrica Nazionale SpA (L)	198,705	977,426
The Chugoku Electric Power Company, Inc.	42,700	546,984
The Empire District Electric Company (L)	7,395	168,384
The Kansai Electric Power Company, Ltd. (I)	101,600	1,137,191
The Southern Company	175,059	7,797,128
Tohoku Electric Power Company, Inc.	65,300	766,861
Tokyo Electric Power Company, Inc. (I)	208,700	1,278,535
Transmissora Alianca de Energia Eletrica SA	8,155	37,109
UIL Holdings Corp.	9,569	486,584
Unitil Corp.	2,903	101,982
Westar Energy, Inc.	36,340	1,550,991
Xcel Energy, Inc.	93,364	3,329,360
		98,647,002
Gas utilities - 0.3%
AGL Resources, Inc.	21,367	1,336,933
APA Group, Ltd.	114,844	737,142
Atmos Energy Corp.	26,080	1,625,045
Chesapeake Utilities Corp.	2,603	138,714
China Gas Holdings, Ltd.	157,800	223,943
China Resources Gas Group, Ltd.	80,000	223,273
Enagas SA	23,815	709,026
ENN Energy Holdings, Ltd.	68,700	347,918
GAIL India, Ltd., GDR	2,997	98,397
GAIL India, Ltd., GDR	500	16,425
Gas Natural SDG SA	39,423	851,943
Hong Kong & China Gas Company, Ltd.	699,690	1,373,897
Korea Gas Corp.	3,743	123,787
National Fuel Gas Company	21,757	994,730
New Jersey Resources Corp.	14,431	433,652
Northwest Natural Gas Company	4,515	220,332
ONE Gas, Inc.	22,286	1,086,443
Osaka Gas Company, Ltd.	270,000	1,002,351
Perusahaan Gas Negara Persero Tbk PT	670,969	128,541
Petronas Gas BHD	33,799	181,584
Piedmont Natural Gas Company, Inc.	13,246	770,255
Questar Corp.	45,212	856,767
Snam SpA	279,244	1,417,500
South Jersey Industries, Inc.	11,732	269,367
Southwest Gas Corp.	7,901	443,088
The Laclede Group, Inc.	7,336	428,129
Toho Gas Company, Ltd.	58,000	360,330
Tokyo Gas Company, Ltd.	335,000	1,600,832
UGI Corp.	44,451	1,541,116
WGL Holdings, Inc.	21,139	1,303,431
		20,844,891
Independent power and renewable electricity producers - 0.1%
Abengoa Yield PLC (L)	8,377	121,299
Aboitiz Power Corp.	125,100	111,418
AES Corp.	130,834	1,307,032
AES Gener SA	294,291	128,813
Atlantic Power Corp.	20,619	41,238
CGN Power Company, Ltd., H Shares (S)	803,500	312,072
China Longyuan Power Group Corp., H Shares	283,200	235,668
China Power International Development, Ltd.	292,100	155,634
China Resources Power
Holdings Company, Ltd.	172,532	324,455
Colbun SA	953,370	240,804
Datang International Power Generation
Company, Ltd., H Shares	268,336	86,338
Dynegy, Inc. (I)	21,844	352,125
Electric Power Development Company, Ltd.	21,000	670,963
Empresa Nacional de Electricidad SA	391,227	462,980
Enel Green Power SpA	231,312	488,136
Energy Development Corp.	803,000	105,480
Glow Energy PCL	72,000	165,591
Huadian Power International Corp., H Shares	146,000	92,096
Huaneng Power International, Inc., H Shares	314,564	275,276
Huaneng Renewables Corp., Ltd., H Shares	356,600	106,466
NRG Energy, Inc.	58,798	726,743
NRG Yield, Inc., Class A (L)	6,913	93,948
NRG Yield, Inc., Class C (L)	10,000	141,400
Ormat Technologies, Inc.	6,460	237,405
Pattern Energy Group, Inc.	9,605	172,026
Talen Energy Corp. (I)	30,742	239,480
TerraForm Global, Inc., Class A (L)	7,394	29,798
Tractebel Energia SA	17,247	148,835
TransAlta Corp. (L)	35,117	141,210
Vivint Solar, Inc. (I)(L)	3,628	29,351
		7,744,080
Multi-utilities - 1.0%
AGL Energy, Ltd.	69,559	829,749
Alliant Energy Corp.	29,140	1,753,937
Ameren Corp.	45,483	1,990,336
ATCO, Ltd. (I)(L)	9,858	266,335
Avista Corp.	10,617	367,454
Black Hills Corp. (L)	19,205	824,279
Canadian Utilities, Ltd., Class A	15,483	378,191
CenterPoint Energy, Inc.	82,088	1,391,392
Centrica PLC	646,787	2,122,098
CMS Energy Corp.	52,071	1,823,526
Consolidated Edison, Inc.	59,249	3,682,325
Dominion Resources, Inc.	109,522	7,378,497
DTE Energy Company	33,179	2,670,578

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
E.ON SE	261,211	$2,478,145
Engie	227,518	3,961,139
MDU Resources Group, Inc.	50,184	874,205
National Grid PLC	486,336	6,778,027
NiSource, Inc.	56,520	1,084,619
NorthWestern Corp.	7,909	431,278
PG&E Corp.	96,489	5,087,865
Public Service Enterprise Group, Inc.	93,028	3,637,395
RWE AG	64,001	731,672
SCANA Corp.	27,228	1,610,264
Sempra Energy	43,427	4,309,261
Suez Environnement Company	46,176	874,782
TECO Energy, Inc.	41,787	1,099,834
Vectren Corp.	21,267	905,336
Veolia Environnement SA	69,982	1,676,121
WEC Energy Group, Inc.	58,096	2,865,295
YTL Corp. BHD	229,617	84,951
YTL Power International BHD	90,963	33,051
		64,001,937
Water utilities - 0.1%
Aguas Andinas SA, Class A	292,670	147,857
American States Water Company	6,499	271,853
Aqua America, Inc.	45,487	1,335,043
Beijing Enterprises Water Group, Ltd. (I)	388,000	303,915
California Water Service Group	8,191	184,543
Cia de Saneamento Basico do Estado de
Sao Paulo	37,140	181,151
Connecticut Water Service, Inc.	2,656	96,439
Consolidated Water Company, Ltd.	3,429	41,697
Guangdong Investment, Ltd.	247,380	337,607
Middlesex Water Company	3,678	94,267
Severn Trent PLC	30,765	1,043,109
SJW Corp.	2,930	88,984
United Utilities Group PLC	88,214	1,283,650
York Water Company	1,900	45,334
		5,455,449
		196,693,359
TOTAL COMMON STOCKS (Cost $5,246,553,380)		$6,194,527,675

PREFERRED SECURITIES - 0.3%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	7,101	594,348
Hyundai Motor Company, Ltd.	3,224	308,715
Hyundai Motor Company, Ltd., 2nd Preferred	5,084	488,982
Lojas Americanas SA	54,905	244,039
Porsche Automobil Holding SE	20,038	1,049,229
Volkswagen AG	21,156	2,932,364
		5,617,677
Consumer staples - 0.1%
Amorepacific Corp.	1,213	247,726
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	17,156	216,842
Embotelladora Andina SA, B Shares	28,357	86,859
Henkel AG & Company KGaA	23,166	2,626,958
		3,178,385
Energy - 0.0%
Petroleo Brasileiro SA	439,061	866,294
Financials - 0.1%
Banco Bradesco SA	283,494	1,541,707
Banco Davivienda SA	11,217	73,125
Banco do Estado do Rio Grande do Sul SA,
B Shares	17,327	24,357
Bancolombia SA	51,215	364,821
Grupo Aval Acciones y Valores	389,892	135,147
Grupo de Inversiones Suramericana SA	11,687	116,699
Itau Unibanco Holding SA	341,344	2,443,636
Itausa - Investimentos Itau SA	400,791	749,058
		5,448,550
Industrials - 0.0%
Rolls-Royce Holdings PLC (I)	22,196,088	33,430
Information technology - 0.0%
Samsung Electronics Company, Ltd.	2,778	2,626,474
Materials - 0.0%
Braskem SA, A Shares	15,857	107,248
Fuchs Petrolub AG	9,172	433,634
Gerdau SA	92,583	145,384
LG Chem, Ltd.	1,031	199,434
Sociedad Quimica y Minera de Chile SA,
B Shares	11,543	195,253
Suzano Papel e Celulose SA, A Shares	38,509	188,946
Usinas Siderurgicas de Minas Gerais SA,
A Shares	36,986	20,952
Vale SA	214,266	585,695
		1,876,546
Telecommunication services - 0.0%
Telefonica Brasil SA	44,054	420,526
Utilities - 0.0%
AES Tiete SA	9,325	31,676
Centrais Eletricas Brasileiras SA, B Shares	26,804	71,830
Cia Energetica de Minas Gerais	88,848	151,285
Cia Energetica de Sao Paulo, B Shares	22,883	79,459
Cia Paranaense de Energia, B Shares	12,137	89,854
		424,104
TOTAL PREFERRED SECURITIES (Cost $28,239,936)		$20,491,986

EXCHANGE-TRADED FUNDS - 0.6%
iShares MSCI India ETF	928,735	25,540,213
iShares MSCI Russia Capped ETF (L)	337,758	4,306,415
Market Vectors Russia ETF	639,730	10,677,094
TOTAL EXCHANGE-TRADED FUNDS (Cost $45,162,136)		$40,523,722

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	70,775	602
Credit Suisse Group AG (Expiration Date:
12/03/2015; Strike Price: CHF 18.00) (I)	164,112	100,491
Forest Laboratories, Inc. (I)(N)	891	0
Hong Leong Bank BHD (Expiration Date:
12/15/2015, Strike Price: MYR 10.40) (I)	4,352	2,705
RHB Capital BHD (Expiration Date:
12/08/2015; Strike Price: MYR 4.82) (I)	5,503	729
Santos, Ltd. (Expiration Date: 11/30/2015;
Strike Price: AUD 3.85) (I)(L)	44,236	5,119
Standard Chartered PLC (Expiration Date:
12/10/2015; Strike Price: GBP 4.65) (I)	94,720	129,818
Transurban Group (Expiration Date:
12/15/2015; Strike Price: AUD 9.60) (I)	10,942	4,748
TOTAL RIGHTS (Cost $5,446)		$244,212

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
WARRANTS - 0.0%
Imperial Holdings (Expiration
Date: 04/11/2019) (I)(N)	163	$14
Indorama Ventures PCL (Expiration Date:
08/24/2017; Strike Price: THB 36.00) (I)	15,200	755
Indorama Ventures PCL (Expiration Date:
08/24/2018; Strike Price: THB 43.00) (I)	11,692	577
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	2,958	43
Minor International PCL (Expiration Date:
11/03/2017; Strike Price: THB 40.00 ) (I)	11,170	1,652
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	12,375	9,449
TOTAL WARRANTS (Cost $0)		$12,490

SECURITIES LENDING COLLATERAL - 1.3%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	8,829,698	88,344,660
TOTAL SECURITIES LENDING
COLLATERAL (Cost $88,342,860)		$88,344,660

SHORT-TERM INVESTMENTS - 4.7%
Repurchase agreement - 4.7%
Repurchase Agreement with State Street Corp.
dated 11/30/2015 at 0.000% to be
repurchased at $308,400,000 on 12/01/2015,
collateralized by $320,650,000
U.S. Treasury Notes, 1.750% - 2.250% due
05/15/2023 to 11/15/2024 (valued at
$314,595,220, including interest)	$308,400,000	$308,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $308,400,000)		$308,400,000
Total Investments (Strategic Equity Allocation Fund)
(Cost $5,716,703,758) - 100.8%		$6,652,544,745
Other assets and liabilities, net - (0.8%)		(52,212,690)
TOTAL NET ASSETS - 100.0%		$6,600,332,055

Total Return Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 85.4%
U.S. Government - 35.3%
Treasury Inflation Protected Securities
0.125%, 04/15/2020 to 01/15/2023	$100,306,840	$97,894,877
0.250%, 01/15/2025	602,796	581,117
0.375%, 07/15/2023 to 07/15/2025	23,655,452	23,298,275
0.625%, 07/15/2021	5,701,266	5,785,006
0.750%, 02/15/2042 to 02/15/2045	8,214,937	7,323,501
1.125%, 01/15/2021	3,045,812	3,162,567
1.250%, 07/15/2020	4,037,144	4,223,022
1.375%, 02/15/2044	3,063,060	3,184,786
1.750%, 01/15/2028	36,915,125	40,963,754
2.000%, 01/15/2026	38,365,120	43,149,788
2.375%, 01/15/2025 to 01/15/2027	45,781,057	53,387,682
2.500%, 01/15/2029	19,506,608	23,504,702
3.625%, 04/15/2028	882,738	1,172,329
3.875%, 04/15/2029	9,263,936	12,799,313
U.S. Treasury Bonds
2.500%, 02/15/2045	30,100,000	27,153,481
2.750%, 08/15/2042 to 11/15/2042	42,900,000	41,098,672
2.875%, 05/15/2043 to 08/15/2045	18,300,000	17,902,485
3.000%, 05/15/2042 to 11/15/2045	44,400,000	44,639,456
3.125%, 02/15/2042 to 08/15/2044	59,500,000	61,232,950
3.375%, 05/15/2044	17,100,000	18,438,605
4.250%, 05/15/2039	11,300,000	14,029,210
4.375%, 11/15/2039 to 05/15/2040	14,300,000	18,067,044
4.500%, 08/15/2039	12,000,000	15,435,936
4.625%, 02/15/2040	4,200,000	5,495,767
U.S. Treasury Notes
2.250%, 11/15/2024 (D)	9,800,000	9,850,529
2.375%, 08/15/2024	17,900,000	18,190,177
2.500%, 05/15/2024 (D)	9,000,000	9,248,202
2.750%, 02/15/2024	12,500,000	13,103,513
		634,316,746
U.S. Government Agency - 50.1%
Federal Home Loan Mortgage Corp.
2.533%, 06/01/2034 (P)	64,402	68,151
2.713%, 01/01/2029 (P)	41,121	43,155
3.124%, 11/01/2035 (P)	36,301	37,732
3.500%, TBA (C)	10,000,000	10,312,660
4.000%, TBA (C)	24,000,000	25,384,236
4.000%, 05/01/2029 to 09/01/2035	783,329	837,143
4.500%, TBA (C)	11,000,000	11,862,593
4.500%, 10/01/2025 to 10/01/2041	417,395	452,480
5.500%, 04/01/2035 to 01/01/2040	1,512,309	1,692,468
6.000%, 03/01/2016 to 05/01/2040	20,897,954	23,659,349
Federal National Mortgage Association
1.421%, 06/01/2043 (P)	400,691	408,817
1.621%, 10/01/2040 (P)	45,869	46,807
2.031%, 11/01/2034 (P)	98,939	102,738
2.093%, 11/01/2035 (P)	104,077	108,128
2.118%, 01/01/2035 (P)	84,140	88,332
2.128%, 05/01/2035 (P)	149,008	156,033
2.310%, 08/01/2022	3,126,860	3,109,789
2.350%, 09/01/2035 (P)	1,273,484	1,345,874
2.373%, 03/01/2035 (P)	30,210	32,014
2.410%, 05/01/2035 (P)	54,632	57,621
2.463%, 06/01/2035 (P)	301,526	318,728
2.479%, 09/01/2035 (P)	76,558	80,796
2.526%, 07/01/2034 (P)	88,839	94,043
2.640%, 06/01/2022	3,814,421	3,896,064
2.870%, 09/01/2027	2,975,680	2,900,396
2.940%, 07/01/2022	1,533,583	1,590,607
3.000%, TBA (C)	171,000,000	172,467,825
3.000%, 04/01/2022 to 05/01/2022	279,683	290,353
3.156%, 05/01/2022	5,693,945	5,964,786
3.330%, 11/01/2021	319,735	337,651
3.500%, TBA (C)	177,000,000	182,989,149
3.500%, 12/01/2020 to 10/01/2030	9,999,908	10,533,458
3.819%, 05/01/2036 (P)	476,542	504,209
4.000%, TBA (C)	163,000,000	172,544,757
4.000%, 08/01/2018 to 08/01/2041	16,880,523	17,895,537
4.500%, TBA (C)	28,000,000	30,259,374
4.500%, 01/01/2018 to 07/01/2042	12,114,014	13,033,333
5.000%, TBA (C)	5,000,000	5,507,942
5.000%, 03/01/2023 to 03/01/2044	3,091,948	3,418,149
5.500%, TBA (C)	23,000,000	25,688,410
5.500%, 06/01/2018 to 09/01/2041	54,068,615	60,636,081
6.000%, TBA (C)	12,000,000	13,580,672

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
6.000%, 12/01/2016 to 05/01/2041		$20,398,771	$23,090,818
6.500%, 03/01/2036 to 11/01/2037		9,702	11,150
Government National
Mortgage Association
1.625%, 10/20/2029 to 11/20/2029 (P)		133,065	137,302
1.750%, 05/20/2023 to 02/20/2032 (P)		369,456	380,085
1.875%, 09/20/2021 (P)		13,289	13,492
3.000%, TBA (C)		1,000,000	1,015,698
3.500%, TBA (C)		21,000,000	21,916,176
4.000%, TBA (C)		19,880,000	21,101,714
4.000%, 10/20/2044		109,087	116,001
5.000%, TBA (C)		3,000,000	3,293,515
5.000%, 10/15/2033 to 09/15/2040		21,952,582	24,274,794
U.S. Small Business Administration
4.880%, 11/01/2024		16,989	18,297
5.130%, 09/01/2023		24,169	26,238
5.520%, 06/01/2024		556,256	607,735
			900,341,455
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $1,546,220,232)			$1,534,658,201

FOREIGN GOVERNMENT
OBLIGATIONS - 1.7%
Brazil - 0.4%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		1,400,000	1,393,000
4.125%, 09/15/2017 (S)	EUR	600,000	627,253
Federative Republic of Brazil
14.225%, 04/01/2016 (Z)	BRL	20,000,000	4,939,643
			6,959,896
Canada - 0.6%
Province of Ontario
1.650%, 09/27/2019		$5,500,000	5,448,570
3.150%, 06/02/2022	CAD	1,400,000	1,122,034
4.400%, 04/14/2020		$800,000	879,605
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,062,578
3.500%, 12/01/2022	CAD	600,000	489,817
4.250%, 12/01/2021		2,800,000	2,377,751
			11,380,355
Slovenia - 0.1%
Republic of Slovenia
5.500%, 10/26/2022		$2,100,000	2,356,127
			2,356,127
South Korea - 0.6%
Export-Import Bank of Korea
2.625%, 12/30/2020		8,400,000	8,442,143
Korea Development Bank
3.500%, 08/22/2017		600,000	618,439
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		1,300,000	1,301,396
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $33,912,990)			$31,058,356

CORPORATE BONDS - 26.1%
Consumer discretionary - 2.4%
Daimler Finance North America LLC
1.009%, 08/01/2016 (P)(S)		$1,500,000	$1,498,845
DISH DBS Corp.
4.250%, 04/01/2018		300,000	298,500
Ford Motor Credit Company LLC
0.794%, 11/08/2016 (P)		14,500,000	14,415,059
0.852%, 09/08/2017 (P)		1,200,000	1,184,816
3.984%, 06/15/2016		2,000,000	2,026,618
6.625%, 08/15/2017		2,200,000	2,353,485
8.000%, 12/15/2016		1,600,000	1,700,704
General Motors Financial Company, Inc.
3.150%, 01/15/2020		4,300,000	4,266,628
4.375%, 09/25/2021		2,100,000	2,145,604
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		7,400,000	10,046,033
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)		2,100,000	2,103,150
Wynn Las Vegas LLC
5.500%, 03/01/2025 (S)		900,000	810,000
			42,849,442
Consumer staples - 0.7%
CVS Health Corp.
2.800%, 07/20/2020		9,600,000	9,747,658
3.875%, 07/20/2025		3,100,000	3,179,788
CVS Pass-Through Trust
6.943%, 01/10/2030		239,812	278,087
Energy - 2.0%
California Resources Corp.
5.000%, 01/15/2020		1,000,000	637,500
5.500%, 09/15/2021		2,700,000	1,620,000
Petrobras Global Finance BV
2.000%, 05/20/2016		1,200,000	1,178,640
2.461%, 01/15/2019 (P)		300,000	237,750
2.694%, 03/17/2017 (P)		1,700,000	1,598,000
3.214%, 03/17/2020 (P)		200,000	153,000
3.250%, 03/17/2017		100,000	93,500
3.500%, 02/06/2017		700,000	662,375
3.875%, 01/27/2016		7,100,000	7,082,250
5.750%, 01/20/2020		400,000	333,380
5.875%, 03/01/2018		500,000	456,250
6.125%, 10/06/2016		500,000	499,850
6.250%, 03/17/2024		400,000	314,112
6.850%, 06/05/2115		6,000,000	4,080,600
7.875%, 03/15/2019		600,000	557,100
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,700,850
Ras Laffan Liquefied Natural Gas
Company, Ltd. II
5.298%, 09/30/2020 (S)		1,102,710	1,174,386
Regency Energy Partners LP
4.500%, 11/01/2023		4,500,000	4,076,802
Shell International Finance BV
3.250%, 05/11/2025		3,500,000	3,481,408
4.375%, 05/11/2045		2,000,000	1,988,888
Williams Partners LP
4.875%, 05/15/2023		4,900,000	4,312,799
			36,239,440
Financials - 14.8%
Ally Financial, Inc.
3.500%, 07/18/2016		345,000	346,511
American Express Bank FSB
6.000%, 09/13/2017		3,300,000	3,550,737

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
6.250%, 03/15/2037		$804,000	$878,370
Banco Bilbao Vizcaya Argentaria SA
1.075%, 05/16/2016		9,700,000	9,678,883
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		1,000,000	1,012,208
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate +10.237%)
10/10/2018 (Q)	EUR	1,300,000	1,511,773
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,497,000
Bank of America Corp.
0.692%, 08/15/2016 (P)		1,200,000	1,195,429
2.600%, 01/15/2019		400,000	404,417
2.650%, 04/01/2019		1,200,000	1,213,668
5.750%, 12/01/2017		100,000	107,624
6.400%, 08/28/2017		5,700,000	6,156,422
6.875%, 04/25/2018		16,000,000	17,808,016
Bank of America NA
0.617%, 06/15/2016 (P)		2,100,000	2,096,562
0.637%, 06/15/2017 (P)		5,600,000	5,561,584
0.764%, 05/08/2017 (P)		3,600,000	3,591,623
6.000%, 10/15/2036		2,700,000	3,262,969
Bank of China Hong Kong, Ltd.
5.550%, 02/11/2020 (S)		700,000	763,752
Barclays Bank PLC (14.000% to
06/15/2019, then 3 month GBP
LIBOR + 13.400%)
06/15/2019 (Q)	GBP	500,000	975,651
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		$1,700,000	1,713,454
6.500%, 03/10/2021 (S)		1,500,000	1,621,875
Caixa Economica Federal
2.375%, 11/06/2017 (S)		1,000,000	940,100
CIT Group, Inc.
5.250%, 03/15/2018		7,300,000	7,573,750
5.500%, 02/15/2019 (S)		2,400,000	2,514,000
Citigroup, Inc.
0.849%, 05/01/2017 (P)		1,700,000	1,694,288
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate +4.898%)
01/23/2024 (Q)(S)		2,100,000	2,149,875
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	1,631,128
Credit Suisse Group Funding
Guernsey, Ltd.
3.750%, 03/26/2025 (S)		$5,800,000	5,669,227
Fifth Third Bancorp
0.765%, 12/20/2016 (P)		700,000	697,330
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,699,790
JPMorgan Chase & Co.
0.870%, 04/25/2018 (P)		3,200,000	3,183,341
2.750%, 06/23/2020		11,100,000	11,235,187
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)		4,500,000	4,469,063
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		7,000,000	7,726,089
LBG Capital No.2 PLC
15.000%, 12/21/2019	GBP	4,900,000	10,300,474
Lloyds Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		$6,800,000	9,724,000
Morgan Stanley
1.600%, 04/25/2018 (P)		15,700,000	15,892,984
2.125%, 04/25/2018		2,300,000	2,317,577
Murray Street Investment Trust I
4.647%, 03/09/2017		7,900,000	8,196,566
Navient Corp.
6.000%, 01/25/2017		1,100,000	1,122,550
Novo Banco SA
5.000%, 04/23/2019	EUR	700,000	671,017
7.077%, 03/04/2016		1,500,000	1,565,019
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		$800,000	838,000
7.250%, 12/15/2021 (S)		800,000	814,000
Prologis LP
3.750%, 11/01/2025		5,000,000	5,007,930
Rabobank Nederland NV
4.375%, 08/04/2025		1,500,000	1,532,426
Rabobank Nederland NV (8.400% to
06/29/2017, then 5 Year CMT + 7.490%)
06/29/2017 (Q)		1,100,000	1,190,751
RCI Banque SA
4.600%, 04/12/2016 (S)		6,220,000	6,291,511
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	7,888,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	6,225,000
Springleaf Finance Corp.
6.500%, 09/15/2017		7,000,000	7,227,500
6.900%, 12/15/2017		14,300,000	14,907,750
Stone Street Trust
5.902%, 12/15/2015 (S)		4,500,000	4,507,290
The Bear Stearns Companies LLC
7.250%, 02/01/2018		12,800,000	14,258,957
The Blackstone Group LP
9.296%, 03/18/2019		1,233,900	1,197,879
Turkiye Garanti Bankasi AS
2.817%, 04/20/2016 (P)(S)		900,000	899,100
UBS AG/Stamford CT
0.884%, 06/01/2017 (P)		900,000	899,069
1.174%, 06/01/2020 (P)		300,000	299,347
Wells Fargo & Company
2.550%, 12/07/2020		2,600,000	2,597,218
2.600%, 07/22/2020		4,100,000	4,134,350
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		8,400,000	8,820,000
			265,457,961

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care - 0.9%
Actavis Funding SCS
3.000%, 03/12/2020		$600,000	$607,552
3.450%, 03/15/2022		700,000	707,996
Baxalta, Inc.
2.875%, 06/23/2020 (S)		5,500,000	5,459,740
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/2023	EUR	9,600,000	8,469,302
			15,244,590
Industrials - 1.3%
AerCap Ireland Capital, Ltd.
2.750%, 05/15/2017		$3,900,000	3,880,500
Con-way, Inc.
7.250%, 01/15/2018		400,000	404,021
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	6,500,000	6,197,985
International Lease Finance Corp.
3.875%, 04/15/2018		$1,500,000	1,513,125
6.750%, 09/01/2016 (S)		2,500,000	2,590,625
7.125%, 09/01/2018 (S)		1,900,000	2,085,250
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		7,708,000	3,738,380
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2022 (S)		560,520	162,551
Owens Corning
4.200%, 12/01/2024		3,200,000	3,149,856
			23,722,293
Information technology - 1.1%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019		12,300,000	12,053,078
Apple, Inc.
2.850%, 05/06/2021		1,700,000	1,744,880
Baidu, Inc.
3.000%, 06/30/2020		5,500,000	5,466,615
			19,264,573
Materials - 1.4%
Braskem Finance, Ltd.
5.750%, 04/15/2021 (S)		700,000	659,750
Cemex SAB de CV
7.250%, 01/15/2021 (S)		5,000,000	5,037,500
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)		1,100,000	599,500
GTL Trade Finance, Inc.
7.250%, 10/20/2017		2,300,000	2,371,185
7.250%, 10/20/2017 (S)		10,400,000	10,721,880
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/2024 (S)		800,000	676,760
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/2027 (S)		7,000,000	5,810,000
			25,876,575
Telecommunication services - 1.0%
Telefonica Emisiones SAU
0.976%, 06/23/2017 (P)		8,800,000	8,772,122
Verizon Communications, Inc.
2.086%, 09/14/2018 (P)		1,900,000	1,951,273
3.650%, 09/14/2018		6,300,000	6,640,786
			17,364,181
Utilities - 0.5%
Dynegy, Inc.
6.750%, 11/01/2019		5,625,000	5,494,950
7.375%, 11/01/2022		1,400,000	1,338,750
7.625%, 11/01/2024		800,000	760,000
Red Oak Power LLC
8.540%, 11/30/2019		526,763	550,467
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		1,611,042	1,655,086
TOTAL CORPORATE BONDS (Cost $484,430,647)			$469,023,841

TERM LOANS (M) - 0.8%
Consumer discretionary - 0.5%
FCA US LLC
3.500%, 05/24/2017		3,948,454	3,936,115
MGM Resorts International
2.982%, 12/20/2017		5,344,536	5,315,141
			9,251,256
Health care - 0.3%
HCA, Inc.
2.982%, 03/31/2017		5,035,768	5,028,774
			5,028,774
TOTAL TERM LOANS (Cost $14,325,086)			$14,280,030

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
UBS Preferred Funding Trust V (6.243%
to 05/15/2016, then 3 month
LIBOR + 1.615%)
05/15/2016 (Q)		2,800,000	2,842,000
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $2,891,000)			$2,842,000

MUNICIPAL BONDS - 4.9%
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049		1,600,000	1,931,936
California State Public Works Board,
Series G2 8.361%, 10/01/2034		20,000,000	28,538,800
California Statewide Communities
Development Authority
7.550%, 05/15/2040		4,300,000	5,701,972
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040		700,000	761,908
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021		190,000	203,131
6.899%, 12/01/2040		2,700,000	3,144,339
City of Chicago (Illinois)
5.633%, 01/01/2020		2,100,000	2,133,915
7.750%, 01/01/2042		1,600,000	1,695,936
City of North Las Vegas (Nevada)
6.572%, 06/01/2040		3,000,000	2,720,910
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042		1,700,000	2,120,835
Illinois Municipal Electric Agency
6.832%, 02/01/2035		1,800,000	2,127,978
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		680,000	676,899
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040		6,800,000	9,502,796
New Jersey State Turnpike Authority
7.414%, 01/01/2040		5,400,000	7,690,086

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
MUNICIPAL BONDS (continued)
Public Power Generation Agency
(Nebraska) 7.242%, 01/01/2041		$300,000	$360,666
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032		1,155,000	1,286,312
State of California 7.950%, 03/01/2036		8,000,000	9,518,080
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		2,820,000	2,465,131
University of California
6.270%, 05/15/2031		5,300,000	5,936,530
TOTAL MUNICIPAL BONDS (Cost $80,717,060)			$88,518,160

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.7%
Commercial and residential - 14.4%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.549%, 02/25/2045 (P)		87,677	87,458
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)		7,621,494	7,708,949
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.453%, 10/03/2039 (P)(S)		5,239,592	5,208,574
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
2.797%, 07/25/2035 (P)		1,508,344	1,394,441
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,439,434	2,173,606
Series 2011-RR5, Class 12A1,
5.302%, 03/26/2037 (P)(S)		509,162	492,714
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		4,313,848	4,470,770
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)		2,463,946	2,469,039
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.929%, 11/25/2034 (P)		1,162,257	1,118,755
Series 2005-1, Class 2A1,
2.662%, 03/25/2035 (P)		2,277,959	2,212,694
Series 2003-8, Class 2A1,
2.865%, 01/25/2034 (P)		206,173	209,270
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.703%, 09/25/2035 (P)		574,969	484,744
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		335,648	346,527
Series 2007-PW16, Class A1A,
5.912%, 06/11/2040 (P)		10,910,312	11,479,138
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		5,800,000	6,076,673
Bella Vista Mortgage Trust, Series 2005-1,
Class 2A
0.753%, 02/22/2035 (P)		2,317,030	2,028,030
CD Mortgage Trust, Series 2006-CD2,
Class A1B
5.546%, 01/15/2046 (P)		3,903,972	3,897,241
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		10,736,025	10,996,524
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.660%, 05/25/2035 (P)		369,857	365,021
Series 2005-11, Class A2A,
2.730%, 10/25/2035 (P)		3,089,645	3,057,675
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)		2,885,053	2,884,450
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034		2,717,006	2,698,922
Series 2007-OA6, Class A1B,
0.421%, 06/25/2037 (P)		4,791,933	4,087,482
Series 2005-62, Class 2A1,
1.244%, 12/25/2035 (P)		4,516,638	3,750,970
Series 2005-81, Class A1,
0.501%, 02/25/2037 (P)		4,206,517	3,263,097
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.643%, 11/25/2034 (P)		838,049	791,677
Series 2004-HYB9, Class 1A1,
2.600%, 02/20/2035 (P)		1,220,356	1,213,506
Series 2005-HYB9, Class 3A2A,
2.593%, 02/20/2036 (P)		199,195	184,712
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A1A,
5.297%, 12/15/2039		1,424,089	1,461,881
Series 2007-C1, Class A3,
5.383%, 02/15/2040		777,840	796,448
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		6,538,940	6,787,366
CSMC, Series 2010-18, Class R
2.347%, 04/26/2038 (P)(S)		1,200,000	1,173,746
Deco, Ltd., Series 2014-BONA, Class A
1.250%, 11/07/2024 (P)(S)	EUR	6,303,778	6,666,915
Eurosail-UK PLC, Series 2007-4X,
Class A2A
0.889%, 06/13/2045 (P)	GBP	3,668,795	5,474,706
First Horizon Mortgage Pass-
Through Trust, Series 2004-AR7,
Class 4A1
2.512%, 02/25/2035 (P)		$1,239,737	1,230,881
Granite Master Issuer PLC, Series 2005-1,
Class A5
0.034%, 12/20/2054 (P)	EUR	685,503	724,129
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class A4
5.444%, 03/10/2039		$1,942,416	2,002,503
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.751%, 09/25/2035 (P)		8,231,671	8,407,793
Series 2005-AR7, Class 6A1,
2.842%, 11/25/2035 (P)		909,102	872,829
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.423%, 05/19/2035 (P)		213,821	177,252

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.491%, 10/25/2035 (P)		$6,480,603	$5,990,307
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		700,000	729,296
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		2,860,981	2,925,854
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		648,851	667,428
JPMorgan Mortgage Trust, Series 2005-S3,
Class 1A2
5.750%, 01/25/2036		98,279	85,954
Landmark Mortgage Securities No 3 PLC,
Series 3, Class A
0.859%, 04/17/2044 (P)	GBP	2,317,658	3,101,236
Marche M5 SRL, Series 5, Class A
0.339%, 10/27/2065 (P)	EUR	2,145,001	2,262,867
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.166%, 04/25/2035 (P)		$478,762	453,693
Series 2005-2, Class 1A,
1.673%, 10/25/2035 (P)		3,208,159	3,111,956
Series 2005-2, Class 3A,
1.193%, 10/25/2035 (P)		222,787	210,994
Series 2005-3, Class 4A,
0.471%, 11/25/2035 (P)		90,771	84,863
Series 2005-A6, Class 2A3,
0.601%, 08/25/2035 (P)		1,631,934	1,478,742
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6, Class A4
5.485%, 03/12/2051 (P)		2,700,000	2,793,280
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		10,642,788	10,894,061
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		1,028,644	1,028,838
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.988%, 08/12/2045 (P)(S)		1,453,171	1,505,603
Series 2010-R4, Class 4B,
0.526%, 02/26/2037 (P)(S)		8,106,907	5,465,996
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.601%, 12/25/2035 (P)		1,830,924	1,605,689
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.381%, 02/25/2037 (P)		9,293,472	7,803,987
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		2,683,826	2,579,771
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1,
0.447%, 02/26/2037 (P)(S)		3,490,788	3,271,870
Series 2011-4, Class 6A1,
0.437%, 06/27/2036 (P)(S)		1,900,000	1,539,694
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035		4,101,366	4,190,031
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034		72,440	72,798
RMAC PLC, Series 2005-NS1X,
Class A2A
0.719%, 06/12/2037 (P)	GBP	303,788	412,297
Sequoia Mortgage Trust, Series 6, Class A
0.843%, 04/19/2027 (P)		$2,452,191	2,277,405
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 2A
2.450%, 02/25/2035 (P)		14,265,430	14,061,665
Structured Asset
Mortgage Investments II Trust
Series 2005-AR5, Class A3,
0.453%, 07/19/2035 (P)		942,509	899,937
Series 2005-AR8, Class A1A,
0.501%, 02/25/2036 (P)		345,105	278,109
Series 2007-AR2, Class 2A1,
0.351%, 03/25/2037 (P)		1,815,993	1,390,442
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.661%, 10/28/2035 (P)(S)		47,796	47,645
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.671%, 09/25/2034 (P)		1,092,582	1,012,803
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.421%, 09/25/2036 (P)		6,058,322	5,710,928
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C24,
Class A1A
5.557%, 03/15/2045 (P)		10,033,893	10,086,705
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.400%, 05/25/2041 (P)		15,399	15,052
Series 2002-AR17, Class 1A,
1.444%, 11/25/2042 (P)		92,300	86,338
Series 2002-AR9, Class 1A,
1.622%, 08/25/2042 (P)		265,845	251,820
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034		2,340,194	2,571,594
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034		7,847,556	8,404,193
Series 2005-AR13, Class A1A1,
0.511%, 10/25/2045 (P)		10,141,758	9,391,625
Series 2005-AR19, Class A1A1,
0.491%, 12/25/2045 (P)		1,514,239	1,457,586
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.665%, 01/25/2035 (P)		555,707	561,528
Series 2005-AR13, Class 1A5,
2.740%, 05/25/2035 (P)		1,815,052	1,823,794
Series 2005-AR4, Class 1A3,
2.653%, 04/25/2035 (P)		6,357,167	6,429,933
Series 2006-AR10, Class 1A1,
2.704%, 07/25/2036 (P)		1,851,615	1,802,896
Series 2006-AR2, Class 2A1,
2.698%, 03/25/2036 (P)		1,525,813	1,515,579

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed
Securities Trust (continued)
Series 2006-AR2, Class 2A5,
2.698%, 03/25/2036 (P)		$2,446,739	$2,336,248
			257,610,038
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029		198,712	237,757
Series 2362, Class ZA,
6.500%, 09/15/2031		114,231	131,911
Series 2503, Class PZ,
6.000%, 09/15/2032		365,688	417,758
Series 2637, Class F,
0.597%, 06/15/2018 (P)		15,724	15,751
Series 2906, Class GZ,
5.000%, 09/15/2034		170,554	188,918
Series 2935, Class HJ,
5.000%, 02/15/2035		173,428	190,403
Series T-63, Class 1A1,
1.421%, 02/25/2045 (P)		88,188	90,148
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032		1,487,699	1,690,972
Series 2003-W1, Class 1A1,
5.741%, 12/25/2042 (P)		136,111	153,722
Series 2003-W6, Class F,
0.571%, 09/25/2042 (P)		696,616	692,973
Series 2005-120, Class NF,
0.321%, 01/25/2021 (P)		161,976	161,930
Series 2005-9, Class ZA,
5.000%, 02/25/2035		358,283	396,935
Series 2006-5, Class 3A2,
2.296%, 05/25/2035 (P)		95,811	100,732
Series 2007-73, Class A1,
0.281%, 07/25/2037 (P)		687,922	645,769
Government National Mortgage
Association, Series 2005-21, Class Z
5.000%, 03/20/2035		542,274	593,733
			5,709,412
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $268,872,684)			$263,319,450

ASSET BACKED SECURITIES - 4.2%
Ally Auto Receivables Trust,
Series 2014-1, Class A2
0.480%, 02/15/2017		2,213,048	2,212,460
Auto ABS, Series 2012-3, Class A
0.600%, 09/27/2024	EUR	4,704,765	4,955,517
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.321%, 05/25/2037 (P)		$380,104	368,574
Bosphorus CLO, Series 1X, Class A
1.077%, 11/10/2023 (P)	EUR	3,222,187	3,389,977
Celf Loan Partners III PLC,
Series 2006-1X, Class A1
0.214%, 11/01/2023 (P)		2,878,342	3,016,326
Citigroup Mortgage Loan Trust,
Series 2007-AMC1, Class A1
0.381%, 12/25/2036 (P)(S)		$4,093,526	2,687,508
Countrywide Asset-Backed Certificates
Series 2004-10, Class MV2,
1.226%, 01/25/2035 (P)		1,399,595	1,396,856
Series 2006-25, Class 2A4,
0.441%, 06/25/2047 (P)		9,100,000	5,662,166
Series 2006-26, Class 1A,
0.361%, 06/25/2037 (P)		4,610,168	3,492,944
Series 2007-9, Class 1A,
0.421%, 06/25/2047 (P)		4,022,460	2,910,593
Countrywide Asset-Backed
Certificates Trust, Series 2005-17,
Class MV1
0.681%, 05/25/2036 (P)		5,300,000	4,287,277
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB6,
Class A3
0.441%, 07/25/2037 (P)(S)		4,122,071	2,743,772
EMC Mortgage Loan Trust, Series 2001-A
Class A
0.961%, 05/25/2040 (P)(S)		305,870	277,055
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035		3,100,000	2,919,992
GSAMP Trust, Series 2007-FM1,
Class A2A
0.291%, 12/25/2036 (P)		260,864	140,550
Hillmark Funding, Ltd., Series 2006-1A,
Class A1
0.628%, 05/21/2021 (P)(S)		6,509,311	6,382,197
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A1
0.281%, 12/25/2036 (P)		415,036	171,787
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV1
0.281%, 03/25/2047 (P)		8,627	8,598
Lockwood Grove CLO, Ltd.,
Series 2014-1A, Class A1
1.690%, 01/25/2024 (P)(S)		5,000,000	4,999,655
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2,
0.651%, 06/25/2035 (P)		1,600,000	1,516,940
Series 2006-NC2, Class A3,
0.331%, 08/25/2036 (P)		2,981,830	1,481,681
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-WMC1, Class A2C
0.531%, 12/25/2035 (P)		2,750,972	2,451,587
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.391%, 04/25/2037 (P)		1,328,573	741,614
New Century Home Equity Loan Trust
Series 2005-4, Class M2,
0.731%, 09/25/2035 (P)		600,000	540,152
Series 2005-C, Class A2C,
0.471%, 12/25/2035 (P)		1,567,878	1,520,762
Nissan Auto Lease Trust, Series 2014-A,
Class A2B
0.357%, 09/15/2016 (P)		1,772,717	1,772,258
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
0.701%, 08/25/2035 (P)		600,000	559,187
Series 2005-WCW3, Class M2,
0.711%, 08/25/2035 (P)		2,000,000	1,624,374
Penta CLO SA, Series 2007-1X, Class A1
0.268%, 06/04/2024 (P)	EUR	541,839	568,119

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
RASC Trust, Series 2005-KS4, Class M2
1.091%, 05/25/2035 (P)		$1,737,222	$1,682,825
Santander Drive Auto Receivables Trust,
Series 2014-3, Class A2B
0.477%, 08/15/2017 (P)		474,696	474,623
Securitized Asset
Backed Receivables LLC Trust
Series 2006-FR3, Class A3,
0.471%, 05/25/2036 (P)		2,406,984	1,369,612
Series 2007-HE1, Class A2A,
0.281%, 12/25/2036 (P)		444,243	172,234
SLM Student Loan Trust
Series 2008-9, Class A,
1.820%, 04/25/2023 (P)		4,346,121	4,368,813
Series 2010-C, Class A2,
2.847%, 12/16/2019 (P)(S)		68,827	68,927
Specialty Underwriting & Residential
Finance Trust, Series 2005-BC2,
Class M3
1.196%, 12/25/2035 (P)		3,017,405	2,674,229
Wood Street CLO BV, Series I, Class A
0.231%, 11/22/2021 (P)	EUR	287,463	302,806
TOTAL ASSET BACKED SECURITIES (Cost $78,434,088)			$75,914,547

PREFERRED SECURITIES - 1.9%
Financials - 1.9%
Citigroup Capital XIII, 6.692%		900,000	$23,382,000
Sovereign Real Estate
Investment Trust, 12.000% (S)		5,520	7,010,400
Wells Fargo & Company, Series L, 7.500%		2,980	3,479,150
TOTAL PREFERRED SECURITIES (Cost $38,625,107)			$33,871,550

PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on 1 Year Interest
Rate Swap. Receive a fixed rate of
0.800% and pay a floating rate based on
3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		63,500,000	47,549
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 1.750% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.750%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,700,000	13,746
Over the Counter Option on 2 Year Interest
Rate Swap. Receive a fixed rate of
1.100% and pay a floating rate based on
3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.100%;
Counterparty: Bank of America NA) (I)		91,800,000	181,966
Over the Counter Option on 2 Year Interest
Rate Swap. Receive a fixed rate of
2.100% and pay a floating rate based on
3-month LIBOR (Expiration Date:
01/30/2018; Strike Rate: 2.100%;
Counterparty: JPMorgan Securities) (I)		21,300,000	243,872
Over the Counter Option on 5 Year Interest
Rate Swap. Receive a fixed rate of
1.500% and pay a floating rate based on
3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,700,000	28,718
			515,851
Put options - 0.1%
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 2.580% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
05/12/2016; Strike Rate: 2.580%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		11,100,000	81,605
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 2.580% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
05/23/2016; Strike Rate: 2.580%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		25,900,000	206,995
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.905% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.905%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,400,000	875,692
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.930% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.930%;
Counterparty: Goldman Sachs
& Company) (I)		3,800,000	311,670
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.940% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.940%;
Counterparty: Goldman Sachs
& Company) (I)		3,300,000	267,817
			1,743,779
TOTAL PURCHASED OPTIONS (Cost $3,855,633)			$2,259,630

SHORT-TERM INVESTMENTS - 3.4%
U.S. Government - 0.2%
U.S. Treasury Bill
0.032%, 01/14/2016 (D)*		$471,000	$470,947
0.041%, 01/07/2016 (D)*		2,195,000	2,194,824
			2,665,771
Repurchase agreement - 3.2%
Repurchase Agreement with Royal Bank
of Canada dated 11/30/2015 at 0.240%
to be repurchased at $53,200,355 on
12/01/2015, collateralized by
$53,955,000 U.S. Treasury Notes,
1.625% due 06/30/2020 (valued at
$54,370,454, including interest)		53,200,000	53,200,000

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State
Street Corp. dated 11/30/2015 at 0.000%
to be repurchased at $4,057,000 on
12/01/2015, collateralized by $4,090,000
U.S. Treasury Notes, 1.500% due
12/31/2018 (valued at $4,141,125,
including interest)	$4,057,000	$4,057,000
		57,257,000
TOTAL SHORT-TERM INVESTMENTS (Cost $59,922,885)		$59,922,771
Total Investments (Total Return Fund)
(Cost $2,612,207,412) - 143.4%		$2,575,668,536
Other assets and liabilities, net - (43.4%)		(779,208,562)
TOTAL NET ASSETS - 100.0%		$1,796,459,974

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 92.0%
Consumer discretionary - 15.5%
American Greetings Corp.
7.375%, 12/01/2021	$1,510,000	$1,579,810
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	4,542,000	4,769,100
CCO Holdings LLC
5.125%, 02/15/2023	20,000	19,890
5.125%, 05/01/2023 (S)	320,000	318,800
5.250%, 09/30/2022	310,000	311,550
5.375%, 05/01/2025 (S)	2,395,000	2,377,038
5.875%, 05/01/2027 (S)	225,000	223,313
6.625%, 01/31/2022	500,000	527,755
CCOH Safari LLC
5.750%, 02/15/2026 (S)	2,100,000	2,110,500
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)	755,000	697,432
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	700,000
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,518,450
CVR Refining LLC
6.500%, 11/01/2022	250,000	246,250
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)	2,250,000	2,221,875
GLP Capital LP
5.375%, 11/01/2023	475,000	471,438
Gray Television, Inc.
7.500%, 10/01/2020	3,650,000	3,786,875
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	4,995,000	5,132,363
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	845,000	879,814
Jarden Corp.
5.000%, 11/15/2023 (S)	520,000	533,585
Lamar Media Corp.
5.875%, 02/01/2022	500,000	523,750
Levi Strauss & Company
5.000%, 05/01/2025	175,000	174,563
LIN Television Corp.
6.375%, 01/15/2021	350,000	366,625
Live Nation Entertainment, Inc.
5.375%, 06/15/2022 (S)	250,000	252,500
7.000%, 09/01/2020 (S)	255,000	268,069
LKQ Corp.
4.750%, 05/15/2023	500,000	483,725
Monitronics International, Inc.
9.125%, 04/01/2020	225,000	168,750
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	625,000	632,031
National CineMedia LLC
6.000%, 04/15/2022	340,000	351,900
7.875%, 07/15/2021	750,000	780,000
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (S)	125,000	121,250
6.875%, 11/15/2020	1,275,000	1,298,906
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	236,038
5.625%, 02/15/2024	25,000	25,750
Penske Automotive Group, Inc.
5.375%, 12/01/2024	529,000	535,613
5.750%, 10/01/2022	2,000,000	2,065,000
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	3,275,000	3,451,031
Service Corp. International
7.000%, 06/15/2017	65,000	69,875
8.000%, 11/15/2021	1,640,000	1,927,000
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,388,375
Sotheby’s
5.250%, 10/01/2022 (S)	1,150,000	1,104,000
Speedway Motorsports, Inc.
5.125%, 02/01/2023	650,000	650,813
Tempur Sealy International, Inc.
5.625%, 10/15/2023 (S)	70,000	71,225
6.875%, 12/15/2020	125,000	132,344
The William Carter Company
5.250%, 08/15/2021	555,000	570,263
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	125,000	128,438
Wolverine World Wide, Inc.
6.125%, 10/15/2020	125,000	130,938
		47,334,610
Consumer staples - 1.8%
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	987,500
Central Garden & Pet Company
6.125%, 11/15/2023	150,000	152,625
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	211,150
Cott Beverages, Inc.
5.375%, 07/01/2022	445,000	432,763
6.750%, 01/01/2020	555,000	575,813
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	147,000
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	765,000	753,525
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	875,000	840,000
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,350,000	1,235,250

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Spectrum Brands, Inc.
5.750%, 07/15/2025 (S)	$75,000	$77,344
		5,412,970
Energy - 18.2%
Alpha Natural Resources, Inc.
6.250%, 06/01/2021 (H)	325,000	6,500
Arch Coal, Inc.
7.000%, 06/15/2019	825,000	17,531
7.250%, 06/15/2021	325,000	6,500
Archrock Partners LP
6.000%, 04/01/2021	350,000	302,750
Baytex Energy Corp.
5.625%, 06/01/2024 (S)	235,000	192,113
Berry Petroleum Company LLC
6.375%, 09/15/2022	1,998,000	799,200
6.750%, 11/01/2020	210,000	87,150
Bristow Group, Inc.
6.250%, 10/15/2022	3,825,000	3,308,625
CSI Compressco LP
7.250%, 08/15/2022	1,120,000	900,900
Denbury Resources, Inc.
4.625%, 07/15/2023	1,075,000	623,500
5.500%, 05/01/2022	860,000	533,200
6.375%, 08/15/2021	850,000	544,000
Era Group, Inc.
7.750%, 12/15/2022	3,060,000	2,570,400
Forum Energy Technologies, Inc.
6.250%, 10/01/2021	250,000	218,750
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	2,960,000	1,776,000
Hilcorp Energy I LP
5.000%, 12/01/2024 (S)	10,000	8,994
5.750%, 10/01/2025 (S)	850,000	779,875
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	2,544,563
5.875%, 04/01/2020	585,000	465,075
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,995,000	1,760,588
7.768%, 12/15/2037 (S)	6,580,000	5,231,100
9.625%, 06/01/2019 (S)	435,000	378,450
Northern Tier Energy LLC
7.125%, 11/15/2020	2,500,000	2,550,000
Overseas Shipholding Group, Inc.
7.500%, 02/15/2021	1,225,000	1,255,625
8.125%, 03/30/2018	1,450,000	1,489,875
PHI, Inc.
5.250%, 03/15/2019	4,140,000	3,530,219
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	2,575,000	2,523,500
6.000%, 01/15/2019 (S)	200,000	198,000
6.875%, 04/15/2040 (S)	2,510,000	2,334,300
7.500%, 07/15/2038 (S)	2,200,000	2,112,000
Sabine Oil & Gas Corp.
7.250%, 06/15/2019 (H)	350,000	24,500
7.500%, 09/15/2020 (H)	2,375,000	166,250
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023	950,000	878,625
5.750%, 05/15/2024	250,000	230,625
6.250%, 03/15/2022	2,258,000	2,181,793
Sabine Pass LNG LP
6.500%, 11/01/2020	2,655,000	2,641,725
7.500%, 11/30/2016	1,400,000	1,428,000
7.500%, 11/30/2016 (S)	1,563,000	1,594,260
SemGroup Corp.
7.500%, 06/15/2021	2,820,000	2,608,500
Swift Energy Company
7.125%, 06/01/2017	3,746,000	490,351
8.875%, 01/15/2020	750,000	93,750
Teekay Corp.
8.500%, 01/15/2020	2,005,000	1,964,880
8.500%, 01/15/2020 (S)	1,075,000	1,053,489
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	165,000	122,925
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)	1,120,000	470,400
6.125%, 10/01/2024 (S)	2,350,000	881,250
		55,880,606
Financials - 17.2%
Ally Financial, Inc.
3.500%, 01/27/2019	1,020,000	1,012,350
4.125%, 03/30/2020	900,000	910,080
4.625%, 03/30/2025	350,000	350,000
5.125%, 09/30/2024	1,000,000	1,036,200
5.500%, 02/15/2017	715,000	735,556
5.750%, 11/20/2025	400,000	402,750
CIT Group, Inc.
4.250%, 08/15/2017	1,800,000	1,835,442
5.000%, 05/15/2017	434,000	447,020
5.250%, 03/15/2018	400,000	415,000
6.625%, 04/01/2018 (S)	170,000	181,263
Corrections Corp. of America
5.000%, 10/15/2022	700,000	693,875
DuPont Fabros Technology LP
5.625%, 06/15/2023	2,450,000	2,474,500
5.875%, 09/15/2021	2,725,000	2,820,375
E*TRADE Financial Corp.
4.625%, 09/15/2023	350,000	359,625
5.375%, 11/15/2022	310,000	327,825
Hub Holdings LLC, PIK
8.125%, 07/15/2019 (S)	2,000,000	1,920,000
HUB International, Ltd.
7.875%, 10/01/2021 (S)	2,030,000	1,948,800
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)	1,990,000	1,721,350
Iron Mountain, Inc.
5.750%, 08/15/2024	1,186,000	1,177,105
6.000%, 10/01/2020 (S)	145,000	152,105
6.000%, 08/15/2023	4,400,000	4,617,272
Jefferies Finance LLC
6.875%, 04/15/2022 (S)	115,000	104,650
7.375%, 04/01/2020 (S)	350,000	339,063
7.500%, 04/15/2021 (S)	1,200,000	1,136,400
MPT Operating Partnership LP
5.500%, 05/01/2024	715,000	720,363
6.375%, 02/15/2022	600,000	624,000
6.875%, 05/01/2021	1,575,000	1,641,938
Navient Corp.
5.875%, 03/25/2021	725,000	663,375
6.125%, 03/25/2024	985,000	849,563
7.250%, 01/25/2022	65,000	61,750
8.000%, 03/25/2020	1,925,000	1,953,875
8.450%, 06/15/2018	1,250,000	1,312,500
NewStar Financial, Inc.
7.250%, 05/01/2020	1,740,000	1,722,600
Sabra Health Care LP
5.375%, 06/01/2023	125,000	127,656

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sabra Health Care LP (continued)
5.500%, 02/01/2021	$750,000	$773,438
Springleaf Finance Corp.
5.750%, 09/15/2016	650,000	659,750
6.000%, 06/01/2020	3,700,000	3,679,206
6.500%, 09/15/2017	1,200,000	1,239,000
7.750%, 10/01/2021	1,730,000	1,833,800
The GEO Group, Inc.
5.875%, 01/15/2022 to 10/15/2024	2,250,000	2,215,313
6.625%, 02/15/2021	2,200,000	2,235,750
USI, Inc.
7.750%, 01/15/2021 (S)	3,350,000	3,283,000
		52,715,483
Health care - 6.2%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023	210,000	205,800
Community Health Systems, Inc.
5.125%, 08/01/2021	475,000	479,750
6.875%, 02/01/2022	40,000	38,700
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	2,275,000	1,859,813
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	305,000	292,800
5.750%, 08/15/2022	500,000	518,125
Emdeon, Inc.
6.000%, 02/15/2021 (S)	925,000	882,219
Endo Finance LLC
5.875%, 01/15/2023 (S)	250,000	236,250
6.000%, 02/01/2025 (S)	550,000	522,500
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	750,000	810,000
HCA, Inc.
4.250%, 10/15/2019	135,000	137,363
HealthSouth Corp.
5.125%, 03/15/2023	200,000	192,500
5.750%, 11/01/2024	410,000	395,650
5.750%, 09/15/2025 (S)	525,000	502,688
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (S)	125,000	127,344
Hologic, Inc.
5.250%, 07/15/2022 (S)	1,230,000	1,279,200
LifePoint Health, Inc.
5.500%, 12/01/2021	1,000,000	1,000,000
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	300,000	254,250
5.625%, 10/15/2023 (S)	175,000	150,938
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	300,000	301,500
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	615,000	619,994
PRA Holdings, Inc.
9.500%, 10/01/2023 (S)	374,000	416,075
Select Medical Corp.
6.375%, 06/01/2021	3,375,000	2,725,313
TeamHealth, Inc.
7.250%, 12/15/2023 (S)	300,000	309,000
Tenet Healthcare Corp.
6.000%, 10/01/2020	1,750,000	1,859,375
6.250%, 11/01/2018	775,000	817,625
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	105,000	91,613
5.875%, 05/15/2023 (S)	670,000	579,550
6.125%, 04/15/2025 (S)	255,000	221,850
7.250%, 07/15/2022 (S)	50,000	45,250
7.500%, 07/15/2021 (S)	1,100,000	1,034,000
		18,907,035
Industrials - 7.2%
AECOM
5.750%, 10/15/2022	375,000	386,951
5.875%, 10/15/2024	1,025,000	1,037,813
Allegion PLC
5.875%, 09/15/2023	135,000	139,725
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	500,000	508,750
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	3,350,000	3,500,750
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	205,000	198,850
Covanta Holding Corp.
5.875%, 03/01/2024	1,195,000	1,169,606
6.375%, 10/01/2022	1,847,000	1,916,263
7.250%, 12/01/2020	2,081,000	2,168,142
EnPro Industries, Inc.
5.875%, 09/15/2022	1,455,000	1,444,233
GFL Environmental, Inc.
7.875%, 04/01/2020 (S)	975,000	984,750
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,843,000	3,852,608
Sensata Technologies BV
5.625%, 11/01/2024 (S)	1,575,000	1,598,625
The ADT Corp.
3.500%, 07/15/2022	325,000	296,969
4.125%, 04/15/2019	270,000	274,725
6.250%, 10/15/2021	2,215,000	2,317,444
United Rentals North America, Inc.
4.625%, 07/15/2023	165,000	163,969
		21,960,173
Information technology - 8.3%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	700,000	737,191
6.125%, 09/15/2023 (S)	210,000	229,163
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	2,775,000	2,799,281
6.125%, 11/01/2023 (S)	950,000	957,125
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	2,500,000	1,834,375
Cardtronics, Inc.
5.125%, 08/01/2022	225,000	221,625
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)	425,000	406,938
Denali Borrower LLC
5.625%, 10/15/2020 (S)	3,250,000	3,445,260
Emdeon, Inc.
11.000%, 12/31/2019	3,350,000	3,517,500
First Data Corp.
5.000%, 01/15/2024 (S)	140,000	140,000
6.750%, 11/01/2020 (S)	1,466,000	1,541,133
7.000%, 12/01/2023 (S)	175,000	177,406
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)	350,000	271,688
Infor US, Inc.
6.500%, 05/15/2022 (S)	355,000	315,063

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Micron Technology, Inc.
5.500%, 02/01/2025	$410,000	$380,275
5.875%, 02/15/2022	1,400,000	1,408,022
NCR Corp.
4.625%, 02/15/2021	475,000	461,938
5.000%, 07/15/2022	1,510,000	1,462,813
5.875%, 12/15/2021	1,500,000	1,473,750
6.375%, 12/15/2023	715,000	714,106
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023 (S)	35,000	36,313
SunGard Data Systems, Inc.
7.375%, 11/15/2018	1,021,000	1,039,827
7.625%, 11/15/2020	325,000	337,392
Zebra Technologies Corp.
7.250%, 10/15/2022	1,300,000	1,391,000
		25,299,184
Materials - 3.1%
ArcelorMittal
6.125%, 06/01/2025	75,000	59,066
7.250%, 02/25/2022	240,000	211,651
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	497,849	519,008
Ball Corp.
5.250%, 07/01/2025	125,000	125,938
Berry Plastics Corp.
6.000%, 10/15/2022 (S)	140,000	144,550
Crown Americas LLC
6.250%, 02/01/2021	1,597,000	1,650,899
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,153,125
Novelis, Inc.
8.750%, 12/15/2020	1,200,000	1,167,000
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (S)	175,000	173,469
5.375%, 01/15/2025 (S)	350,000	343,438
6.375%, 08/15/2025 (S)	1,700,000	1,770,125
Sealed Air Corp.
5.125%, 12/01/2024 (S)	1,165,000	1,191,213
Silgan Holdings, Inc.
5.000%, 04/01/2020	1,001,000	1,022,271
The Scotts Miracle-Gro Company
6.000%, 10/15/2023 (S)	50,000	51,875
		9,583,628
Telecommunication services - 12.2%
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	630,000	630,000
Altice US Finance II Corp.
7.750%, 07/15/2025 (S)	725,000	697,813
GCI, Inc.
6.750%, 06/01/2021	725,000	744,938
6.875%, 04/15/2025	850,000	879,750
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	4,060,000	3,037,388
7.250%, 10/15/2020	250,000	208,750
7.500%, 04/01/2021	1,050,000	871,500
Intelsat Luxembourg SA
7.750%, 06/01/2021	2,540,000	977,900
8.125%, 06/01/2023	3,150,000	1,181,250
Level 3 Financing, Inc.
5.125%, 05/01/2023 (S)	665,000	660,013
5.375%, 08/15/2022	1,000,000	1,006,755
5.375%, 01/15/2024 to 05/01/2025 (S)	1,090,000	1,086,375
5.625%, 02/01/2023	285,000	287,138
6.125%, 01/15/2021	880,000	922,249
SBA Communications Corp.
5.625%, 10/01/2019	190,000	197,600
SBA Telecommunications, Inc.
5.750%, 07/15/2020	1,981,000	2,067,708
Sprint Capital Corp.
6.875%, 11/15/2028	625,000	450,000
6.900%, 05/01/2019	2,000,000	1,780,000
8.750%, 03/15/2032	2,975,000	2,298,188
Sprint Communications, Inc.
7.000%, 08/15/2020	1,625,000	1,348,750
Sprint Corp.
7.625%, 02/15/2025	105,000	82,491
7.875%, 09/15/2023	3,025,000	2,435,125
Syniverse Holdings, Inc.
9.125%, 01/15/2019	4,620,000	2,864,400
T-Mobile USA, Inc.
6.125%, 01/15/2022	105,000	107,154
6.250%, 04/01/2021	1,135,000	1,163,375
6.500%, 01/15/2026	135,000	134,831
6.542%, 04/28/2020	205,000	211,663
6.625%, 11/15/2020 to 04/01/2023	3,000,000	3,087,390
6.633%, 04/28/2021	800,000	832,000
6.731%, 04/28/2022	2,500,000	2,587,500
6.836%, 04/28/2023	1,135,000	1,167,631
Telesat Canada
6.000%, 05/15/2017 (S)	850,000	854,250
Windstream Corp.
6.375%, 08/01/2023	550,000	407,000
		37,268,875
Utilities - 2.3%
Calpine Corp.
6.000%, 01/15/2022 (S)	1,500,000	1,556,250
NSG Holdings LLC
7.750%, 12/15/2025 (S)	2,947,768	3,235,175
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	1,650,000	1,575,750
Suburban Propane Partners LP
5.500%, 06/01/2024	115,000	108,859
7.375%, 08/01/2021	277,000	288,773
TerraForm Power Operating LLC
6.125%, 06/15/2025 (S)	450,000	319,500
		7,084,307
TOTAL CORPORATE BONDS (Cost $302,541,859)		$281,446,871

CAPITAL PREFERRED SECURITIES - 0.5%
Financials - 0.5%
Emigrant Capital Trust I
2.857%, 12/10/2033 (P)(S)	2,450,000	1,543,500
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,060,002)		$1,543,500

TERM LOANS (M) - 4.9%
Consumer discretionary - 2.2%
CCM Merger, Inc.
4.500%, 08/08/2021	371,807	369,716
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,396,500

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Learfield Communications, Inc.
8.750%, 10/09/2021	$610,680	$603,047
TWCC Holding Corp.
7.000%, 06/26/2020	3,690,000	3,673,856
WASH Multifamily Laundry Systems LLC
4.250%, 05/14/2022	668,325	651,617
8.000%, 05/12/2023	12,669	12,162
8.000%, 05/14/2023	72,331	70,523
		6,777,421
Financials - 0.0%
Asurion LLC
8.500%, 03/03/2021	75,000	65,648
Industrials - 0.5%
HGIM Corp.
5.500%, 06/18/2020	2,050,622	1,343,158
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	210,373
		1,553,531
Information technology - 0.2%
Peak 10, Inc.
8.250%, 06/17/2022	475,000	447,292
Telecommunication services - 0.6%
LTS Buyer LLC
8.000%, 04/12/2021	666,113	642,799
NTELOS, Inc.
5.750%, 11/09/2019	1,070,372	1,061,007
		1,703,806
Utilities - 1.4%
Texas Competitive Electric Holdings
Company LLC
4.676%, 10/10/2016	13,200,000	4,318,882
TOTAL TERM LOANS (Cost $24,314,536)		$14,866,580

PREFERRED SECURITIES - 0.5%
Financials - 0.5%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	$1,481,142
TOTAL PREFERRED SECURITIES (Cost $1,477,917)		$1,481,142

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.1456% (W)(Y)	423,762	4,239,900
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,240,004)		$4,239,900

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional Liquid Reserves
Fund, 0.1503% (Y)	1,671,412	$1,671,412
TOTAL SHORT-TERM INVESTMENTS (Cost $1,671,412)		$1,671,412
Total Investments (U.S. High Yield Bond Fund)
(Cost $335,305,730) - 99.8%		$305,249,405
Other assets and liabilities, net - 0.2%		743,937
TOTAL NET ASSETS - 100.0%		$305,993,342

Value Fund
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.5%
Consumer discretionary - 11.2%
Auto components - 5.2%
Dana Holding Corp.	443,932	$7,298,243
Johnson Controls, Inc.	269,585	12,400,910
		19,699,153
Diversified consumer services - 1.8%
DeVry Education Group, Inc.	294,513	6,994,684
Media - 2.4%
TEGNA, Inc.	318,520	8,998,190
Specialty retail - 1.8%
Ascena Retail Group, Inc. (I)	590,039	6,685,142
		42,377,169
Consumer staples - 2.8%
Food products - 2.8%
ConAgra Foods, Inc.	260,666	10,669,059
Energy - 6.5%
Energy equipment and services - 3.0%
Amec Foster Wheeler PLC	566,395	3,710,730
Amec Foster Wheeler PLC, ADR	23,790	153,921
Baker Hughes, Inc.	143,374	7,752,232
		11,616,883
Oil, gas and consumable fuels - 3.5%
Devon Energy Corp.	145,787	6,707,660
The Williams Companies, Inc.	175,711	6,423,994
		13,131,654
		24,748,537
Financials - 27.7%
Banks - 9.3%
BB&T Corp.	250,666	9,680,721
Comerica, Inc.	207,406	9,613,268
Wintrust Financial Corp.	184,409	9,705,446
Zions Bancorporation	203,745	6,104,200
		35,103,635
Capital markets - 6.4%
American Capital, Ltd. (I)	564,665	8,837,007
Northern Trust Corp.	89,249	6,688,320
Stifel Financial Corp. (I)	189,128	8,578,846
		24,104,173
Insurance - 8.9%
Arthur J. Gallagher & Company	180,973	7,917,569
FNF Group	291,598	10,453,788
Marsh & McLennan Companies, Inc.	86,199	4,766,805
Willis Group Holdings PLC	227,146	10,439,630
		33,577,792
Real estate management and development - 3.1%
Forest City Enterprises, Inc., Class A (I)	531,812	11,827,499
		104,613,099
Health care - 8.3%
Health care providers and services - 5.9%
Brookdale Senior Living, Inc. (I)	165,447	3,719,249
HealthSouth Corp.	263,610	9,276,436
Universal Health Services, Inc., Class B	78,029	9,482,084
		22,477,769

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services - 2.4%
PerkinElmer, Inc.	169,667	$9,019,498
		31,497,267
Industrials - 15.2%
Aerospace and defense - 4.3%
BWX Technologies, Inc.	204,951	6,240,758
Textron, Inc.	232,331	9,913,564
		16,154,322
Building products - 4.9%
Masco Corp.	313,460	9,375,589
Owens Corning	198,299	9,288,325
		18,663,914
Commercial services and supplies - 1.9%
Clean Harbors, Inc. (I)	163,558	7,080,426
Electrical equipment - 1.1%
Babcock & Wilcox Enterprises, Inc. (I)	207,052	3,965,046
Machinery - 2.1%
Ingersoll-Rand PLC	138,248	8,111,010
Road and rail - 0.9%
Swift Transportation Company (I)	209,746	3,349,644
		57,324,362
Information technology - 13.1%
Communications equipment - 2.8%
Ciena Corp. (I)	415,901	10,414,161
Electronic equipment, instruments and components - 1.5%
Keysight Technologies, Inc. (I)	184,638	5,688,697
IT services - 2.0%
Teradata Corp. (I)	258,907	7,743,908
Software - 3.6%
Cadence Design Systems, Inc. (I)	192,476	4,292,215
Citrix Systems, Inc. (I)	121,156	9,289,031
		13,581,246
Technology hardware, storage and peripherals - 3.2%
Diebold, Inc.	172,538	5,981,892
NetApp, Inc.	199,600	6,119,736
		12,101,628
		49,529,640
Materials - 6.9%
Chemicals - 4.8%
Eastman Chemical Company	131,400	9,546,210
W.R. Grace & Company (I)	86,543	8,500,253
		18,046,463
Construction materials - 2.1%
Eagle Materials, Inc.	114,399	7,902,683
		25,949,146
Telecommunication services - 2.4%
Diversified telecommunication services - 2.4%
Level 3 Communications, Inc. (I)	178,727	9,084,693
Utilities - 2.4%
Electric utilities - 1.7%
Edison International	112,401	6,672,123
Multi-utilities - 0.7%
CenterPoint Energy, Inc.	150,700	$2,554,365
		9,226,488
TOTAL COMMON STOCKS (Cost $312,147,170)		$365,019,460

SHORT-TERM INVESTMENTS - 3.5%
Money market funds - 3.5%
State Street Institutional Liquid Reserves
Fund, 0.1503% (Y)	13,205,630	$13,205,630
TOTAL SHORT-TERM INVESTMENTS (Cost $13,205,630)		$13,205,630
Total Investments (Value Fund) (Cost $325,352,800) - 100.0%		$378,225,090
Other assets and liabilities, net - 0.0%		90,874
TOTAL NET ASSETS - 100.0%		$378,315,964

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CRC	Costa Rican Colon
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

John Hancock Funds II
Portfolio of Investments — November 30, 2015 (unaudited) (showing percentage of total net assets)

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
GBPLIBOR	Pound Sterling LIBOR
GDR	Global Depositary Receipts
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool).
Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate
Swap Rate
JHAM	John Hancock Asset Management
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of November 30, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of
November 30, 2015.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John
Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

A fund had the following country concentration as a percentage of net assets on 11-30-15:

Strategic Equity Allocation Fund
United States	67.3%
Japan	6.3%
United Kingdom	4.8%
France	2.9%
Germany	2.3%
Switzerland	2.2%
Canada	1.7%
Australia	1.2%
South Korea	1.1%
Ireland	0.9%
Other countries	9.3%
Total	100.0%

The following funds had the following sector or industry composition as a percentage of net assets on 11-30-15:

Fundamental Global Franchise Fund
Consumer staples	40.0%
Information technology	21.1%
Consumer discretionary	17.2%
Industrials	8.5%
Financials	3.5%
Health care	1.8%
Short-term investments and other	7.9%
Total	100.0%

Global Real Estate Fund
Retail REITs	27.4%
Office REITs	11.5%
Residential REITs	11.1%
Diversified REITs	8.9%
Diversified real estate activities	8.7%
Real estate operating companies	7.8%
Specialized REITs	6.3%
Industrial REITs	5.8%
Health care REITs	4.5%
Hotel and resort REITs	2.9%
Real estate development	2.4%
Health care facilities	0.6%
Hotels, resorts and cruise lines	0.3%
Marine ports and services	0.2%
Short-term investments & other	1.6%
Total	100.0%

International Growth Opportunities Fund
Information technology	25.4%
Consumer discretionary	22.7%

Financials	20.9%
Industrials	9.2%
Health care	6.6%
Materials	5.8%
Consumer staples	5.4%
Telecommunication services	3.7%
Short-term investments and other	0.3%
Total	100.0%

International Growth Stock Fund
Consumer discretionary	24.0%
Financials	17.7%
Information technology	15.9%
Consumer staples	9.9%
Industrials	9.6%
Health care	9.4%
Energy	3.8%
Materials	3.4%
Short-term investments and other	6.3%
Total	100.0%

International Small Cap Fund
Consumer discretionary	29.9%
Industrials	15.8%
Financials	14.1%
Information technology	13.2%
Consumer staples	8.6%
Health care	5.3%
Energy	3.5%
Materials	3.2%
Short-term investments and other	6.4%
Total	100.0%

International Value Fund
Financials	25.8%
Energy	15.7%
Health care	15.3%
Industrials	9.2%
Consumer discretionary	8.5%
Information technology	8.2%
Materials	6.6%
Telecommunication services	5.5%
Consumer staples	2.2%
Short-term investments and other	3.0%
Total	100.0%

John Hancock Funds II

Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the funds are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2015, all investments for All Cap Core Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments for Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds which are categorized as Level 2.

All investments for Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

All investments for Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments for Investment Quality Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

All investments for U.S. High Yield Bond Fund are categorized as Level 2 under the hierarchy described above, except for preferred securities, securities lending collateral and money market funds which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of November 30, 2015, by major security category or type:

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government and Agency obligations	$497,415,454	—	$497,415,454	—
Foreign government obligations	1,979,826	—	1,979,826	—
Corporate bonds	705,346,709	—	705,346,709	—
Capital preferred securities	11,001,068	—	11,001,068	—
Term loans	4,101,306	—	4,101,306	—
Convertible bonds	723,841	—	723,841	—
Municipal bonds	3,448,404	—	3,448,404	—
Collateralized mortgage obligations	307,684,469	—	307,684,469	—
Asset backed securities	194,600,742	—	194,600,742	—
Preferred securities	10,121,829	$7,479,352	2,642,477	—
Escrow certificates	84,000	—	84,000	—
Securities lending collateral	3,075,832	3,075,832	—	—
Short-term investments	122,987,403	107,687,403	15,300,000	—
Total investments in securities	$1,862,570,883	$118,242,587	$1,744,328,296	—
Other financial instruments:
Futures	$16,074	$16,074	—	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Alpha Opportunities Fund
Common stocks
Consumer discretionary	$202,053,062	$173,913,344	$27,664,882	$474,836
Consumer staples	102,772,910	71,086,288	31,686,622	—
Energy	102,172,342	98,915,766	3,256,576	—
Financials	325,954,337	302,001,854	23,757,084	195,399
Health care	266,655,245	240,343,393	26,311,852	—
Industrials	255,100,826	239,325,682	15,775,144	—
Information technology	254,838,263	226,265,078	27,412,560	1,160,625
Materials	70,528,334	60,427,313	10,101,021	—
Telecommunication services	6,854,802	5,850,233	1,004,569	—
Utilities	23,878,973	22,043,445	1,835,528	—
Preferred securities	27,874,566	—	—	27,874,566
Exchange-traded funds	3,803,438	3,803,438	—	—
Warrants	1,399,168	—	1,399,168	—
Securities lending collateral	85,900,100	85,900,100	—	—
Short-term investments	45,100,000	—	45,100,000	—
Total investments in securities	$1,774,886,366	$1,529,875,934	$215,305,006	$29,705,426
Other financial instruments:
Forward foreign currency contracts	$786,571	—	$786,571	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Common stocks
Consumer discretionary	$673,317,511	$606,798,169	$66,519,342	—
Consumer staples	91,022,561	91,022,561	—	—
Energy	31,243,754	31,243,754	—	—
Financials	92,141,207	92,141,207	—	—
Health care	355,405,579	355,405,579	—	—
Industrials	39,837,737	39,837,737	—	—
Information technology	864,325,241	817,601,566	46,723,675	—
Materials	30,090,805	30,090,805	—	—
Securities lending collateral	30,503,685	30,503,685	—	—
Total investments in securities	$2,207,888,080	$2,094,645,063	$113,243,017	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Value Fund
Common stocks
Consumer discretionary	$112,358,764	$101,956,962	$10,401,802	—
Consumer staples	74,244,250	70,750,008	3,494,242	—
Energy	20,712,780	20,712,780	—	—
Financials	251,229,230	251,229,230	—	—
Health care	288,907,600	288,907,600	—	—
Industrials	218,562,847	218,562,847	—	—
Information technology	177,497,458	177,497,458	—	—
Materials	12,555,699	12,555,699	—	—
Telecommunication services	9,643,172	9,643,172	—	—
Utilities	58,742,436	58,742,436	—	—
Preferred securities	57,404,462	57,404,462	—	—
Corporate bonds	365,266,984	—	365,266,984	—
Term loans	87,459,899	—	87,459,899	—
Short-term investments	304,883,188	304,883,188	—	—
Total investments in securities	$2,039,468,769	$1,572,845,842	$466,622,927	—
Other financial instruments:
Written options	($5,714,444)	($2,164,005)	($3,550,439)	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fundamental Global Franchise Fund
Common stocks
Belgium	$9,396,770	—	$9,396,770	—
China	7,224,994	$7,224,994	—	—
France	24,814,605	—	24,814,605	—
Germany	23,842,466	—	23,842,466	—
Ireland	18,623,897	—	18,623,897	—
Netherlands	27,853,075	—	27,853,075	—
South Korea	12,815,078	—	12,815,078	—
Switzerland	7,435,052	—	7,435,052	—
United Kingdom	65,060,513	—	65,060,513	—
United States	242,027,156	242,027,156	—	—
Short-term investments	40,675,223	40,675,223	—	—
Total investments in securities	$479,768,829	$289,927,373	$189,841,456	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund
Foreign government obligations	$177,563,828	—	$177,563,828	—
Corporate bonds	124,220,504	—	124,220,504	—
Convertible bonds	496,875	—	496,875	—
Municipal bonds	551,972	—	551,972	—
U.S. Government and Agency obligations	84,829,383	—	84,829,383	—
Collateralized mortgage obligations	70,885,905	—	70,885,905	—
Asset backed securities	7,034,722	—	7,034,722	—
Common stocks	32,226	$32,226	—	—
Preferred securities	141,360	141,360	—	—
Escrow shares	590,250	—	590,250	—
Purchased options	191,122	16,227	174,895	—
Short-term investments	40,087,223	—	40,087,223	—
Total investments in securities	$506,625,370	$189,813	$506,435,557	—
Sale commitments outstanding	($53,641,904)	—	($53,641,904)	—
Other financial instruments:
Futures	$1,407,405	$1,407,405	—	—
Forward foreign currency contracts	(353,486)	—	($353,486)	—
Written options	(356,929)	—	(356,929)	—
Interest rate swaps	(4,004,785)	—	(4,004,785)	—
Currency swaps	(2,162,024)	—	(2,162,024)	—
Credit default swaps	(870,807)	—	(870,807)	—
Volatility swaps	14,557	—	14,557	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Real Estate Fund
Common stocks
Australia	$13,458,745	—	$13,458,745	—
Canada	3,348,502	$3,348,502	—	—
Finland	1,175,431	—	1,175,431	—
France	9,956,923	—	9,956,923	—
Germany	8,473,237	—	8,473,237	—
Hong Kong	17,323,470	—	17,323,470	—
Ireland	1,505,799	—	1,505,799	—
Japan	27,066,066	—	27,066,066	—
Jersey, Channel Islands	207,482	—	207,482	—
Malta	238,464	—	—	$238,464
Netherlands	1,211,199	—	1,211,199	—
Singapore	3,162,529	—	3,162,529	—
Spain	25,060	—	25,060	—
Sweden	3,588,221	—	3,588,221	—
Switzerland	1,468,822	—	1,468,822	—
United Kingdom	16,589,557	—	16,589,557	—
United States	124,857,941	124,857,941	—	—
Short-term investments	208,057	208,057	—	—
Total investments in securities	$233,865,505	$128,414,500	$105,212,541	$238,464

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Fund
Common stocks
Consumer discretionary	$602,008	—	—	$602,008
Consumer staples	9,029,721	$8,511,374	$518,347	—
Financials	1,105,819	1,105,819	—	—
Health care	317,401,922	310,423,008	6,844,791	134,123
Industrials	1,288,391	1,288,391	—	—
Information technology	1,808,226	1,808,226	—	—
Preferred securities
Consumer discretionary	434,397	—	—	434,397
Health care	4,023,344	1,576,158	945,970	1,501,216
Information technology	307,268	—	—	307,268
Convertible bonds	567,506	—	567,506	—
Rights	10,816	10,816	—	—
Short-term investments	13,518,398	13,518,398	—	—
Total investments in securities	$350,097,816	$338,242,190	$8,876,614	$2,979,012
Other financial instruments:
Written options	($1,750)	($1,750)	—	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Fund
Foreign government obligations	$2,214,272	—	$2,214,272	—
Corporate bonds	464,784,736	—	461,541,481	$3,243,255
Convertible bonds	2,136,286	—	2,136,286	—
Term loans	25,774,778	—	25,774,778	—
Collateralized mortgage obligations	2,383,961	—	2,383,961	—
Common stocks	14,823,591	$7,855,933	—	6,967,658
Preferred securities	6,504,054	6,285,750	218,304	—
Warrants	281,190	—	281,190	—
Securities lending collateral	12,797,589	12,797,589	—	—
Short-term investments	2,121,891	2,121,891	—	—
Total investments in securities	$533,822,348	$29,061,163	$494,550,272	$10,210,913
Other financial instruments:
Futures	$73,630	$73,630	—	—
Forward foreign currency contracts	332,550	—	$332,550	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Opportunities Fund
Common stocks
Argentina	$11,892,660	$11,892,660	—	—
China	167,007,415	113,858,756	$53,148,659	—
Denmark	38,124,428	—	38,124,428	—
France	41,514,499	—	41,514,499	—
Germany	36,761,277	—	36,761,277	—
Hong Kong	46,289,790	—	46,289,790	—
Ireland	15,133,090	—	15,133,090	—
Italy	22,816,471	—	22,816,471	—
Japan	102,349,684	—	102,349,684	—
Netherlands	13,898,733	—	13,898,733	—
Norway	11,140,396	—	11,140,396	—
Peru	9,271,502	9,271,502	—	—
Portugal	4,345,318	—	4,345,318	—
Russia	7,933,354	—	7,933,354	—
South Korea	23,332,714	—	23,332,714	—
Spain	82,238,738	—	82,238,738	—
Sweden	77,535,335	—	77,535,335	—
Switzerland	32,262,233	—	32,262,233	—
Turkey	9,562,045	—	9,562,045	—
United Kingdom	138,972,110	—	138,972,110	—
Rights	271,527	271,527	—	—
Short-term investments	7,730,996	7,730,996	—	—
Total investments in securities	$900,384,315	$143,025,441	$757,358,874	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Common stocks
Australia	$38,088,518	—	$38,088,518	—
Belgium	10,898,422	—	10,898,422	—
Brazil	13,875,083	—	13,875,083	—
Canada	60,630,578	$60,630,578	—	—
China	27,269,225	13,369,626	13,899,599	—
Denmark	21,283,377	—	21,283,377	—
France	26,061,603	—	26,061,603	—
Germany	65,112,757	—	65,112,757	—
Hong Kong	24,816,115	—	24,816,115	—
Israel	21,030,514	21,030,514	—	—
Japan	61,999,935	—	61,999,935	—
Mexico	17,503,336	17,503,336	—	—
Netherlands	10,856,331	—	10,856,331	—
Singapore	26,576,392	15,396,492	11,179,900	—
South Korea	11,433,614	—	11,433,614	—
Spain	8,803,190	—	8,803,190	—
Sweden	35,365,572	—	35,365,572	—
Switzerland	67,654,628	—	67,654,628	—
Taiwan	14,775,755	—	14,775,755	—
Thailand	10,290,574	—	10,290,574	—
Turkey	6,653,134	—	6,653,134	—
United Kingdom	168,811,319	—	168,811,319	—
Short-term investments	47,520,464	47,520,464	—	—
Total investments in securities	$797,310,436	$175,451,010	$621,859,426	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund
Common stocks
Austria	$7,998,879	—	$7,998,879	—
Bahamas	11,139,192	$11,139,192	—	—
Belgium	13,821,695	—	13,821,695	—
Brazil	9,048,285	—	9,048,285	—
Canada	50,955,449	50,955,449	—	—
China	21,134,552	—	21,134,552	—
Finland	33,160,970	—	33,160,970	—
France	4,701,690	—	4,701,690	—
Germany	30,466,871	—	30,466,871	—
Hong Kong	57,373,161	—	57,373,161	—
India	9,280,560	—	9,280,560	—
Italy	15,714,663	—	15,714,663	—
Japan	135,338,933	—	135,338,933	—
Luxembourg	13,804,416	—	13,804,416	—
Netherlands	46,384,836	—	46,384,836	—
Norway	12,635,844	—	12,635,844	—
Singapore	616,355	—	—	$616,355
South Korea	52,501,709	—	52,501,709	—
Spain	13,429,388	—	13,429,388	—
Sweden	17,223,159	—	17,223,159	—
Switzerland	17,951,495	9,496,376	8,455,119	—
Taiwan	43,817,485	—	43,817,485	—
United Kingdom	114,145,919	6,666,153	107,479,766	—
Preferred securities	8,655,553	—	8,655,553	—
Exchange-traded funds	8,194,704	8,194,704	—	—
Securities lending collateral	51,288,931	51,288,931	—	—
Short-term investments	20,000,000	—	20,000,000	—
Total investments in securities	$820,784,694	$137,740,805	$682,427,534	$616,355

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund
Common stocks
Australia	$5,553,088	—	$5,553,088	—
Belgium	12,140,628	—	12,140,628	—
Brazil	12,681,502	—	12,681,502	—
Canada	111,336,379	$111,336,379	—	—
China	95,761,412	21,867,440	73,893,972	—
Denmark	5,367,390	—	5,367,390	—
France	179,018,741	—	179,018,741	—
Germany	143,200,132	—	143,200,132	—
Hong Kong	68,803,742	—	68,803,742	—
India	17,602,244	—	17,602,244	—
Ireland	19,649,594	—	19,649,594	—
Israel	37,214,599	37,214,599	—	—
Italy	43,426,917	—	43,426,917	—
Japan	98,545,916	—	98,545,916	—
Netherlands	109,422,510	—	109,422,510	—
Norway	271,226	—	271,226	—
Russia	4,285,369	4,285,369	—	—
Singapore	12,708,021	—	12,708,021	—
South Africa	3,591,593	—	3,591,593	—
South Korea	204,549,720	42,647,461	161,902,259	—
Spain	17,212,515	—	17,212,515	—
Sweden	11,347,085	—	11,347,085	—
Switzerland	145,414,284	—	145,414,284	—
Taiwan	5,442,842	—	5,442,842	—
Thailand	11,433,172	—	11,433,172	—
United Kingdom	290,030,302	12,764,546	277,265,756	—
United States	31,633,020	31,633,020	—	—
Rights	453,865	453,865	—	—
Securities lending collateral	73,736,564	73,736,564	—	—
Short-term investments	17,500,000	—	17,500,000	—
Total investments in securities	$1,789,334,372	$335,939,243	$1,453,395,129	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Common stocks
Consumer discretionary	$249,003,090	$222,376,501	$23,655,649	$2,970,940
Consumer staples	68,575,621	49,310,231	19,265,390	—
Energy	35,513,036	35,513,036	—	—
Financials	133,675,047	117,863,710	14,644,137	1,167,200
Health care	385,179,192	340,338,295	44,840,897	—
Industrials	163,050,979	163,050,979	—	—
Information technology	294,807,092	283,405,213	4,502,076	6,899,803
Materials	13,592,344	13,592,344	—	—
Telecommunication services	16,337,868	16,337,868	—	—
Preferred securities	131,158,012	—	—	131,158,012
Securities lending collateral	118,654,149	118,654,149	—	—
Short-term investments	121,400,000	—	121,400,000	—
Total investments in securities	$1,730,946,430	$1,360,442,326	$228,308,149	$142,195,955

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Fund
Common stocks
Consumer discretionary	$118,588,986	$111,697,880	$6,891,106	—
Consumer staples	87,191,147	80,559,001	6,632,146	—
Energy	61,969,184	61,969,184	—	—
Financials	267,006,199	263,666,797	3,339,402	—
Health care	89,063,658	89,063,658	—	—
Industrials	91,669,490	91,669,490	—	—
Information technology	38,449,901	38,449,901	—	—
Materials	89,047,876	89,047,876	—	—
Telecommunication services	6,270,648	6,270,648	—	—
Utilities	50,130,746	50,130,746	—	—
Securities lending collateral	9,931,169	9,931,169	—	—
Short-term investments	84,767,997	84,767,997	—	—
Total investments in securities	$994,087,001	$977,224,347	$16,862,654	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Real Return Bond Fund
U.S. Government and Agency obligations	$605,306,754	—	$605,306,754	—
Foreign government obligations	35,235,990	—	35,235,990	—
Corporate bonds	50,488,503	—	50,488,503	—
Municipal bonds	541,979	—	541,979	—
Collateralized mortgage obligations	17,687,582	—	17,687,582	—
Asset backed securities	25,751,077	—	25,751,077	—
Common stocks	9,055	$9,055	—	—
Purchased options	559,337	2,919	556,418	—
Short-term investments	12,816,899	—	12,816,899	—
Total investments in securities	$748,397,176	$11,974	$748,385,202	—
Other financial instruments:
Futures	($295,706)	($295,706)	—	—
Forward foreign currency contracts	3,530,295	—	$3,530,295	—
Written options	(798,120)	—	(798,120)	—
Interest rate swaps	(3,926,042)	—	(3,926,042)	—
Credit default swaps	227,905	—	227,905	—
Inflation swaps	(3,542,863)	—	(3,542,863)	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Common stocks
Consumer discretionary	$131,741,012	$131,554,109	—	$186,903
Financials	3,209,974	3,209,974	—	—
Health care	26,277,697	26,277,697	—	—
Industrials	4,407,135	4,407,135	—	—
Information technology	632,944,224	581,099,050	$35,024,324	16,820,850
Telecommunication services	17,946,870	4,039,900	13,906,970	—
Preferred securities	4,195,313	—	—	4,195,313
Securities lending collateral	43,184,894	43,184,894	—	—
Short-term investments	27,308,653	17,009,653	10,299,000	—
Total investments in securities	$891,215,772	$810,782,412	$59,230,294	$21,203,066

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Small Cap Growth Fund
Common stocks
Consumer discretionary	$24,280,388	$23,664,342	$616,046	—
Consumer staples	1,714,897	—	1,714,897	—
Energy	5,904,896	5,904,896	—	—
Financials	30,568,380	30,568,380	—	—
Health care	47,120,333	47,120,333	—	—
Industrials	26,179,368	26,179,368	—	—
Information technology	45,206,752	44,355,968	448,158	$402,626
Materials	12,549,199	12,549,199	—	—
Preferred securities	6,230,260	—	—	6,230,260
Exchange-traded funds	4,280,694	4,280,694	—	—
Securities lending collateral	11,014,356	11,014,356	—	—
Short-term investments	8,700,000	—	8,700,000	—
Total investments in securities	$223,749,523	$205,637,536	$11,479,101	$6,632,886

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$891,838,345	$644,847,674	$246,990,671	—
Consumer staples	566,284,142	357,309,689	208,974,453	—
Energy	259,312,960	163,432,713	95,880,247	—
Financials	1,328,268,486	860,408,753	467,847,793	$11,940
Health care	771,858,882	581,469,407	190,254,024	135,451
Industrials	701,345,535	465,996,920	234,828,366	520,249
Information technology	1,044,874,359	896,539,809	148,334,550	—
Materials	271,409,153	151,945,124	119,464,029	—
Telecommunication services	162,642,454	66,292,057	96,330,459	19,938
Utilities	196,693,359	129,811,297	66,882,062	—
Preferred securities
Consumer discretionary	5,617,677	—	5,617,677	—
Consumer staples	3,178,385	—	3,178,385	—
Energy	866,294	—	866,294	—
Financials	5,448,550	689,792	4,758,758	—
Industrials	33,430	—	—	33,430
Information technology	2,626,474	—	2,626,474	—
Materials	1,876,546	—	1,876,546	—
Telecommunication services	420,526	—	420,526	—
Utilities	424,104	—	424,104	—
Exchange-traded funds	40,523,722	40,523,722	—	—
Rights	244,212	238,364	5,848	—
Warrants	12,490	12,433	57	—
Securities lending collateral	88,344,660	88,344,660	—	—
Short-term investments	308,400,000	—	308,400,000	—
Total investments in securities	$6,652,544,745	$4,447,862,414	$2,203,961,323	$721,008
Other financial instruments:
Futures	$10,484,600	$10,484,600	—	—
Forward foreign currency contracts	57,065	—	$57,065	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
U.S. Government and Agency obligations	$1,534,658,201	—	$1,534,658,201	—
Foreign government obligations	31,058,356	—	31,058,356	—
Corporate bonds	469,023,841	—	467,825,962	$1,197,879
Term loans	14,280,030	—	14,280,030	—
Capital preferred securities	2,842,000	—	2,842,000	—
Municipal bonds	88,518,160	—	88,518,160	—
Collateralized mortgage obligations	263,319,450	—	263,319,450	—
Asset backed securities	75,914,547	—	75,914,547	—
Preferred securities	33,871,550	$26,861,150	7,010,400	—
Purchased options	2,259,630	—	2,259,630	—
Short-term investments	59,922,771	—	59,922,771	—
Total investments in securities	$2,575,668,536	$26,861,150	$2,547,609,507	$1,197,879
Other financial instruments:
Futures	($6,207,124)	($6,207,124)	—	—
Forward foreign currency contracts	37,860,946	—	$37,860,946	—
Written options	(2,522,848)	—	(2,522,848)	—
Interest rate swaps	(13,338,119)	—	(13,338,119)	—
Credit default swaps	(1,966,597)	—	(1,966,597)	—
Inflation swaps	17,255	—	17,255	—

	Total Value at 11-30-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Value Fund
Common stocks
Consumer discretionary	$42,377,169	$42,377,169	—	—
Consumer staples	10,669,059	10,669,059	—	—
Energy	24,748,537	21,037,807	$3,710,730	—
Financials	104,613,099	104,613,099	—	—
Health care	31,497,267	31,497,267	—	—
Industrials	57,324,362	57,324,362	—	—
Information technology	49,529,640	49,529,640	—	—
Materials	25,949,146	25,949,146	—	—
Telecommunication services	9,084,693	9,084,693	—	—
Utilities	9,226,488	9,226,488	—	—
Short-term investments	13,205,630	13,205,630	—	—
Total investments in securities	$378,225,090	$374,514,360	$3,710,730	—

For International Growth Stock Fund, International Small Cap Fund and International Value Fund, securities with market values of approximately $16,314,273, $10,211,823 and $66,250,606, respectively, at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Fund
	Common stocks	Preferred securities	Totals
Balance as of 8-31-15	$1,892,826	$28,732,696	$30,625,522
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(61,966)	1,018,898	956,932
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(1,877,028)	(1,877,028)
Balance as of 11-30-15	$1,830,860	$27,874,566	$29,705,426
Change in unrealized at period end*	($61,966)	$1,114,874	$1,052,908

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

High Yield Fund
	Corporate bonds	Common stocks	Totals
Balance as of 8-31-15	$3,318,855	$7,814,804	$11,133,659
Realized gain (loss)	7,559	-	7,559
Change in unrealized appreciation (depreciation)	(165,737)	(847,146)	(1,012,883)
Purchases	82,578	-	82,578
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 11-30-15	$3,243,255	$6,967,658	$10,210,913
Change in unrealized at period end*	($165,488)	($847,146)	($1,012,634)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Mid Cap Stock Fund
	Common stocks	Preferred securities	Totals
Balance as of 8-31-15	$11,394,552	$131,264,894	$142,659,446
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(356,609)	5,695,189	5,338,580
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(5,802,071)	(5,802,071)
Balance as of 11-30-15	$11,037,943	$131,158,012	$142,195,955
Change in unrealized at period end*	($356,609)	$5,991,862	$5,635,253

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Science & Technology Fund
	Consumer discretionary	Information technology	Totals
Balance as of 8-31-15	$1,351,138	$19,846,385	$21,197,523
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	(455,162)	(455,162)
Purchases	-	460,705	460,705
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 11-30-15	$1,351,138	$19,851,928	$21,203,066
Change in unrealized at period end*	-	($455,162)	($455,162)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Small Cap Growth Fund
	Common stocks	Preferred securities	Totals
Balance as of 8-31-15	$322,294	$7,077,612	$7,399,906
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	80,332	(269,787)	(189,455)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(577,565)	(577,565)
Balance as of 11-30-15	$402,626	$6,230,260	$6,632,886
Change in unrealized at period end*	$80,332	($240,256)	($159,924)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the tables below.

Alpha Opportunities Fund
	Fair Value at 11-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$670,235	Market Approach	Prior / recent transactions	$11.49 - $45.76 (weighted average $37.21)
	$1,160,625	Market Approach	Prior / recent transactions Discount	$7.67 15%
	$1,830,860

Preferred Securities	$4,266,406	Market Approach	EV to revenue multiple Discount	1.34x - 15.11x (weighted average 7.30x) 7.5% - 17.5% (weighted average 12.6%)
	$2,681,132	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	0.82x - 7.26x (weighted average 4.18x) 10% - 17.5% (weighted average 13.3%) 40% - 50% (weighted average 44.5%)
	$20,927,028	Market Approach	Prior / recent transactions	$3.30 - $45.76 (weighted average $34.57)
	$27,874,566

Total	$29,705,426

High Yield Fund
	Fair Value at 11-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$358,690	Market Approach	Prior / recent transactions	$0.06
	$6,237,563	Market Approach	EV/EBITDA multiple Discount	5.20x - 9.07x (weighted average 6.70x) 10% -17.5% (weighted average 12.5%)
	$6,596,253

Corporate Bonds	$3,243,255	Market Approach	Yield spread	440 bps - 756 bps (weighted average 641 bps)

Total	$9,839,508	*

*Amount excludes valuations provided by a broker, which amounted to $371,405.

Mid Cap Stock Fund
	Fair Value at 11-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$6,899,803	Market Approach	Prior / recent transactions Discount	$7.67 15%
	$4,138,140	Market Approach	Prior / recent transactions	$11.49 - $45.76 (weighted average $37.43)
	$11,037,943

Preferred Securities	$23,322,296	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	0.82x - 7.26x (weighted average 3.40x) 10% - 17.5% (weighted average 14.8%) 40% - 50% (weighted average 43.2%)
	$18,257,568	Market Approach	EV to revenue multiple Discount	1.34x - 11.14x (weighted average 6.53x) 7.5% - 17.5% (weighted average 12.8%)
	$89,578,148	Market Approach	Prior / recent transactions	$3.30 - $45.76 (weighted average $33.04)
	$131,158,012

Total	$142,195,955

Science & Technology Fund
	Fair Value at 11-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$1,428,179	Market Approach	Midpoint of IPO range Discount	$17.50 10%
	$186,903	Market Approach	Prior / recent transactions	$142.24
	$15,392,671	Market Approach	Prior / recent transactions Interest rate	$13.75 5.75%
	$17,007,753

Preferred Securities	$3,151,502	Market Approach	Prior / recent transactions	$27.43 - $142.24 (weighted average $101.65)
	$1,043,811	Market Approach	EV to revenue multiple Discount	8.5x 10%
	$4,195,313

Total	$21,203,066

Small Cap Growth Fund
	Fair Value at 11-30-15	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$390,929	Market Approach	EV to revenue multiple Probability weighted expected future price Discount	6.06x $3.40 37%
	$11,697	Market Approach	Prior / recent transactions Discount	$7.67 15%
$402,626

Preferred Securities	$2,410,872	Market Approach	EV to revenue multiple Discount	3.82x - 11.14x (weighted average 8.40x) 7.5% - 17.5% (weighted average 10.9%)
	$564,658	Market Approach	Prior / recent transactions Discount	$7.67 15%
	$723,250	Market Approach	EV to revenue multiple Discount Allocated using OPM - Volatility	0.82x 17.5% 50%
	$654,387	Market Approach	EV to revenue multiple Probability weighted expected future price Discount	6.06x $4.18 37%
	$1,877,093	Market Approach	Prior / recent transactions	$3.80 - $45.76 (weighted average $21.43)
$6,230,260

Total	$6,632,886

A change to significant unobservable inputs of the fund's Level 3 securities may result in changes to the fair value measurement, as follows :

Unobservable Input			Impact to Valuation if input increases	Impact to Valuation if input decreases
Prior/recent transactions			Increase	Decrease
Discount			Decrease	Increase
Enterprise value (“EV”) to revenue multiple			Increase	Decrease
Allocated using Options Pricing Method (OPM) - Volatility			Variable	Variable
Enterprise values to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple			Increase	Decrease
Yield spread			Decrease	Increase
Midpoint of IPO range			Increase	Decrease
Interest rate			Increase	Decrease
Probability - weighted expected future price			Increase	Decrease

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the funds and, if a fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans generally are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that a fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At November 30, 2015, Investment Quality Bond Fund had $9,917 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, a fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that a fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on November 30, 2015, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Fund	$1,855,074,990	$38,116,282	($30,620,389)	$7,495,893
All Cap Core Fund	653,441,591	69,180,335	(8,460,659)	60,719,676
Alpha Opportunities Fund	1,713,632,780	160,712,614	(99,459,028)	61,253,586
Asia Pacific Total Return Bond Fund	447,985,343	2,519,144	(43,086,892)	(40,567,748)
Capital Appreciation Fund	1,161,207,690	1,059,260,139	(12,579,749)	1,046,680,390
Capital Appreciation Value Fund	1,844,377,867	227,556,476	(32,465,574)	195,090,902
Core Bond Fund	1,347,490,419	3,591,678	(14,737,165)	(11,145,487)

Fund	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Fundamental Global Franchise Fund	389,046,845	92,840,245	(2,118,261)	90,721,984
Global Bond Fund	535,496,207	3,119,296	(31,990,133)	(28,870,837)
Global Real Estate Fund	214,121,901	24,218,646	(4,475,042)	19,743,604
Health Sciences Fund	254,358,424	99,862,045	(4,122,653)	95,739,392
High Yield Fund	628,750,638	7,572,513	(102,500,803)	(94,928,290)
International Growth Opportunities Fund	786,319,724	177,405,561	(63,340,970)	114,064,591
International Growth Stock Fund	705,614,243	127,335,183	(35,638,990)	91,696,193
International Small Cap Fund	736,295,749	168,341,116	(83,852,171)	84,488,945
International Value Fund	1,878,802,943	200,428,162	(289,896,733)	(89,468,571)
Investment Quality Bond Fund	695,989,036	4,649,176	(14,608,594)	(9,959,418)
Lifestyle II Aggressive Portfolio	66,726,879	306,792	(1,174,851)	(868,059)
Lifestyle II Balanced Portfolio	214,746,394	1,104,493	(2,657,820)	(1,553,327)
Lifestyle II Conservative Portfolio	38,839,927	99,823	(665,184)	(565,361)
Lifestyle II Growth Portfolio	158,280,173	585,778	(2,770,224)	(2,184,446)
Lifestyle II Moderate Portfolio	56,565,161	110,641	(1,243,074)	(1,132,433)
Mid Cap Stock Fund	1,548,274,698	242,520,566	(59,848,834)	182,671,732
Mid Value Fund	871,735,828	172,114,499	(49,763,326)	122,351,173
Real Estate Equity Fund	137,566,908	102,180,299	(560,916)	101,619,383
Real Estate Securities Fund	482,668,403	84,975,390	(7,564,325)	77,411,065
Real Return Bond Fund	780,777,020	972,374	(33,352,218)	(32,379,844)
Science & Technology Fund	802,436,682	121,776,780	(32,997,690)	88,779,090
Short Term Government Income Fund	226,312,645	497,122	(4,416,083)	(3,918,961)
Small Cap Growth Fund	209,082,803	29,331,662	(14,664,942)	14,666,720
Small Company Growth Fund	143,000,664	58,556,905	(7,555,967)	51,000,938
Small Company Value Fund	208,990,874	95,424,670	(8,636,707)	86,787,963
Strategic Equity Allocation Fund	5,782,459,898	1,184,047,644	(313,962,797)	870,084,847
Total Return Fund	2,623,567,353	21,814,351	(69,713,168)	(47,898,817)
U.S. High Yield Bond Fund	337,322,912	3,923,886	(35,997,393)	(32,073,507)
Value Fund	326,410,031	73,152,995	(21,337,936)	51,815,059

Derivative instruments. The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects a fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a fund to unlimited risk of loss.

The following tables summarize the contracts held at November 30, 2015. In addition, the tables detail how the funds used futures contracts during the period ended November 30, 2015.

Active Bond Fund
The fund used futures contracts to manage duration of the fund.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Futures	45	Long	Mar 2016	$5,673,614	$5,689,688	$16,074
						$16,074
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

All Cap Core Fund
The fund used futures contracts as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Russell 2000 Mini Index Futures	7	Long	Dec 2015	$801,930	$837,130	$35,200
S&P 500 Index E-Mini Futures	78	Long	Dec 2015	7,637,055	8,111,220	474,165
						$509,365
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Global Bond Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes and manage duration of the fund.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	677	Long	Mar 2016	$80,267,463	$80,346,149	$78,686
10-Year U.S. Treasury Note Futures	1,182	Long	Mar 2016	148,996,063	149,449,125	453,062
Euro-Buxl Futures	5	Long	Dec 2015	796,009	824,848	28,839
Eurodollar Futures	98	Long	Mar 2016	24,202,548	24,344,425	141,877
Euro-OAT Futures	135	Long	Dec 2015	21,180,597	22,034,132	853,535
German Euro BOBL Futures	303	Long	Dec 2015	41,236,703	41,627,097	390,394
German Euro BOBL Futures	35	Long	Mar 2016	4,867,239	4,866,838	(401)
Mid-Term Euro-OAT Futures	128	Long	Dec 2015	17,503,847	17,754,092	250,245
10-Year Australian Treasury Bond Futures	66	Short	Dec 2015	(6,132,060)	(6,054,348)	77,712
10-Year Canada Government Bond Futures	62	Short	Mar 2016	(6,415,575)	(6,444,899)	(29,324)
Euro BTP Futures	81	Short	Dec 2015	(11,771,085)	(12,061,719)	(290,634)
Euro SCHATZ Futures	262	Short	Dec 2015	(30,804,042)	(30,909,277)	(105,235)
Euro-BONO Futures	12	Short	Dec 2015	(1,782,230)	(1,798,839)	(16,609)
Eurodollar Futures	3	Short	Jun 2016	(741,708)	(744,075)	(2,367)
German Euro BUND Futures	159	Short	Dec 2015	(26,201,155)	(26,594,719)	(393,564)
U.K. Long Gilt Bond Futures	26	Short	Mar 2016	(4,581,328)	(4,610,139)	(28,811)
						$1,407,405
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

High Yield Fund
The fund used futures contracts to manage against anticipated interest rate changes.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

Ultra U.S. Treasury Bond Futures	166	Long	Mar 2016	$26,162,610	$26,300,625	$138,015
10-Year U.S. Treasury Note Futures	217	Short	Mar 2016	(27,372,553)	(27,436,938)	(64,385)
						$73,630
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Investment Quality Bond Fund
The fund used futures contracts to gain exposure to foreign bond markets, gain exposure to treasuries markets, manage against anticipated interest rate changes and manage duration of the fund.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	108	Long	Mar 2016	$12,820,988	$12,817,406	($3,582)
10-Year Australian Treasury Bond Futures	79	Long	Dec 2015	7,221,152	7,246,871	25,719
U.S. Treasury Long Bond Futures	49	Long	Mar 2016	7,525,422	7,546,000	20,578
Ultra U.S. Treasury Bond Futures	17	Long	Mar 2016	2,681,939	2,693,438	11,499
2-Year U.S. Treasury Note Futures	14	Short	Mar 2016	(3,045,432)	(3,045,656)	(224)
10-Year U.S. Treasury Note Futures	435	Short	Mar 2016	(54,926,708)	(55,000,313)	(73,605)
						($19,615)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Real Return Bond Fund
The fund used futures contracts to gain exposure to treasuries markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes and manage duration of the fund.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	565	Long	Mar 2016	$67,006,986	$67,054,024	$47,038
10-Year U.S. Treasury Note Futures	73	Short	Mar 2016	(9,233,286)	(9,229,938)	3,348
Euro-BTP Italian Government Bond Futures	1	Short	Mar 2016	(147,198)	(147,199)	(1)
German Euro BUND Futures	105	Short	Dec 2015	(17,275,722)	(17,562,551)	(286,829)
U.S. Treasury Long Bond Futures	124	Short	Mar 2016	(19,036,738)	(19,096,000)	(59,262)
						($295,706)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Strategic Equity Allocation Fund
The fund used futures contracts as a substitute for securities purchased.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

10-Year Government of Canada Bond Futures	128	Long	Dec 2015	$9,677,104	$9,583,360	($93,744)
Mini MSCI EAFE Index Futures	1,404	Long	Dec 2015	120,352,856	122,428,800	2,075,944
Mini MSCI Emerging Markets Index Futures	649	Long	Dec 2015	26,451,343	26,609,000	157,657
Russell 2000 Mini Index Futures	98	Long	Dec 2015	11,060,851	11,719,820	658,969
S&P 500 Index Futures	274	Long	Dec 2015	135,184,548	142,466,300	7,281,752
S&P Mid 400 Index E-Mini Futures	90	Long	Dec 2015	12,723,240	13,140,900	417,660
S&P/TSX 60 Index Futures	76	Long	Dec 2015	9,020,160	9,006,522	(13,638)
						$10,484,600
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Total Return Fund
The fund used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes and manage duration of the fund.
Open Contracts	Number of Contracts	Position	Expiration Date	Notional Basis	Notional Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note Futures	2,772	Long	Mar 2016	$329,035,109	$328,980,095	($55,014)
10-Year U.S. Treasury Note Futures	19	Long	Mar 2016	2,395,543	2,402,312	6,769
German Euro BUND Futures	19	Long	Dec 2015	3,179,819	3,177,985	(1,834)
German Euro BUND Futures	139	Long	Mar 2016	23,522,756	23,513,820	(8,936)
U.S. Treasury Long Bond Futures	124	Long	Mar 2016	19,076,743	19,096,000	19,257
3-Month Sterling Futures	259	Short	Dec 2016	(48,300,470)	(48,340,618)	(40,148)
3-Month Sterling Futures	709	Short	Mar 2017	(131,602,622)	(132,196,630)	(594,008)
3-Month Sterling Futures	355	Short	Jun 2017	(65,782,438)	(66,118,026)	(335,588)
3-Month Sterling Futures	98	Short	Sep 2017	(18,222,669)	(18,233,850)	(11,181)
10-Year Canada Government Bond Futures	64	Short	Mar 2016	(6,622,543)	(6,652,799)	(30,256)
Eurodollar Futures	1,090	Short	Jun 2016	(269,589,570)	(270,347,250)	(757,680)
Eurodollar Futures	1,565	Short	Sep 2016	(386,140,323)	(387,513,560)	(1,373,237)
Eurodollar Futures	172	Short	Dec 2016	(42,340,370)	(42,520,550)	(180,180)
Eurodollar Futures	285	Short	Mar 2017	(70,115,402)	(70,355,812)	(240,410)
Eurodollar Futures	2,101	Short	Mar 2018	(513,601,706)	(516,163,175)	(2,561,469)
U.K. Long Gilt Bond Futures	39	Short	Mar 2016	(6,871,999)	(6,915,208)	(43,209)
						($6,207,124)
Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing a fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at November 30, 2015. In addition, the tables detail how the funds used forward foreign currency contracts during the period ended November 30, 2015.

Alpha Opportunities Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchanges rates.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EUR	1,320,000	USD	1,403,318	Credit Suisse International	12/16/2015	-	($8,164)	($8,164)
JPY	402,069,000	USD	3,371,464	HSBC Bank USA	12/16/2015	-	(104,009)	(104,009)
JPY	402,068,000	USD	3,371,357	National Australia Bank Limited	12/16/2015	-	(103,910)	(103,910)
USD	235,605	CHF	240,000	Credit Suisse International	12/16/2015	$2,125	-	2,125
USD	1,466,470	CHF	1,440,000	Goldman Sachs International	12/16/2015	65,587	-	65,587
USD	1,364,277	DKK	9,200,000	Royal Bank of Scotland PLC	12/16/2015	60,657	-	60,657
USD	6,768,292	EUR	6,120,000	Citibank N.A.	12/16/2015	299,851	-	299,851
USD	964,170	EUR	895,000	Deutsche Bank AG London	12/16/2015	18,213	-	18,213
USD	2,814,963	GBP	1,835,000	Royal Bank of Scotland PLC	12/16/2015	51,232	-	51,232
USD	13,763,178	JPY	1,665,200,000	BNP Paribas SA	12/16/2015	230,760	-	230,760
USD	251,609	JPY	30,900,000	Credit Suisse International	12/16/2015	497	-	497
USD	458,586	JPY	56,400,000	Deutsche Bank AG London	12/16/2015	246	-	246
USD	12,829,274	JPY	1,545,023,000	HSBC Bank USA	12/16/2015	273,486	-	273,486
						$1,002,654	($216,083)	$786,571

Asia Pacific Total Return Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchanges rates.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	10,406,952	AUD	14,400,000	Australia and New Zealand Banking Group	12/31/2015	$10,144	-	$10,144
USD	30,118,116	KRW	34,551,160,000	Australia and New Zealand Banking Group	12/31/2015	311,072	-	311,072
USD	8,943,156	NZD	13,600,000	Australia and New Zealand Banking Group	12/31/2015	10,396	-	10,396
USD	9,024,886	SGD	12,700,000	Australia and New Zealand Banking Group	12/31/2015	30,613	-	30,613
						$362,225	-	$362,225

Global Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
AUD	22,903,639	USD	16,618,285	UBS AG	12/2/2015	-	($54,369)	($54,369)
BRL	4,716,226	USD	1,193,015	Deutsche Bank AG London	12/2/2015	$25,963	-	25,963
BRL	7,430,820	USD	1,939,670	Deutsche Bank AG London	1/5/2016	-	(37,945)	(37,945)
CAD	7,991,000	USD	5,997,410	JPMorgan Chase Bank N.A.	12/2/2015	-	(13,691)	(13,691)
CNY	2,613,065	USD	410,000	Citibank N.A.	1/29/2016	-	(3,110)	(3,110)
CNY	5,134,282	USD	787,225	JPMorgan Chase Bank N.A.	9/9/2016	3,992	-	3,992
CNY	54,427,040	USD	8,347,706	UBS AG	9/21/2016	35,603	-	35,603
EUR	7,074,000	USD	7,627,901	Citibank N.A.	2/11/2016	-	(137,768)	(137,768)
EUR	3,082,000	USD	3,305,450	Standard Chartered Bank	2/11/2016	-	(42,149)	(42,149)
GBP	1,969,000	USD	2,981,267	JPMorgan Chase Bank N.A.	12/2/2015	-	(15,758)	(15,758)
GBP	1,398,000	USD	2,154,338	UBS AG	12/2/2015	-	(48,811)	(48,811)
GBP	2,373,000	USD	3,574,531	Bank of America, N.A.	2/11/2016	59	-	59
INR	78,576,640	USD	1,177,002	Barclays Capital	12/7/2015	844	-	844
INR	409,032,181	USD	6,141,486	Bank of America, N.A.	1/21/2016	-	(56,953)	(56,953)
INR	187,440,380	USD	2,801,000	JPMorgan Chase Bank	1/21/2016	-	(12,742)	(12,742)
INR	175,550,900	USD	2,641,730	UBS AG	1/21/2016	-	(30,334)	(30,334)
JPY	9,446,058,371	USD	78,455,634	UBS AG	12/2/2015	-	(1,720,798)	(1,720,798)
JPY	800,000,000	USD	6,499,371	JPMorgan Chase Bank N.A.	12/7/2015	-	(363)	(363)
JPY	520,100,000	USD	4,252,032	Citibank N.A.	2/12/2016	-	(18,249)	(18,249)
JPY	9,446,058,371	USD	76,797,223	Morgan Stanley Bank, N.A.	2/12/2016	96,757	-	96,757
KRW	365,063,600	USD	319,000	Barclays Capital	1/21/2016	-	(4,224)	(4,224)
KRW	410,463,000	USD	354,000	Citibank N.A.	1/21/2016	-	(78)	(78)
KRW	703,629,200	USD	616,000	JPMorgan Chase Bank N.A.	1/21/2016	-	(9,296)	(9,296)
KRW	460,320,000	USD	400,000	UBS AG	1/21/2016	-	(3,089)	(3,089)
KRW	1,147,800	USD	1,000	UBS AG London	1/21/2016	-	(10)	(10)
KRW	481,100,000	USD	425,000	JPMorgan Chase Bank N.A.	1/22/2016	-	(10,183)	(10,183)
MXN	2,056,000	USD	124,390	Barclays Bank PLC Wholesale	12/18/2015	-	(505)	(505)
MXN	32,443,000	USD	1,882,259	Credit Suisse International	12/18/2015	72,599	-	72,599
MXN	9,494,783	USD	559,000	Deutsche Bank AG London	12/18/2015	13,110	-	13,110
MYR	1,494,844	USD	356,000	JPMorgan Chase Bank N.A.	1/19/2016	-	(6,473)	(6,473)
MYR	1,218,708	USD	291,000	UBS AG	1/19/2016	-	(6,039)	(6,039)
MYR	7,576,200	USD	1,830,000	UBS AG London	1/19/2016	-	(58,518)	(58,518)
NZD	5,362,000	USD	3,504,220	Bank of America, N.A.	12/2/2015	25,316	-	25,316
PLN	1,779,000	USD	460,714	Bank of America, N.A.	12/18/2015	-	(20,656)	(20,656)
SGD	1,919,942	USD	1,365,582	HSBC Bank USA	12/10/2015	-	(4,823)	(4,823)
SGD	1,820,319	USD	1,296,246	Standard Chartered Bank	12/10/2015	-	(6,096)	(6,096)
THB	25,165,000	USD	700,000	BNP Paribas SA	12/4/2015	2,099	-	2,099
THB	20,136,600	USD	565,000	HSBC Bank USA	12/4/2015	-	(3,192)	(3,192)
THB	9,820,250	USD	275,000	UBS AG London	12/4/2015	-	(1,017)	(1,017)
TWD	4,734,870	USD	147,000	Barclays Capital	12/4/2015	-	(1,945)	(1,945)
TWD	20,094,865	USD	623,000	HSBC Bank USA	12/4/2015	-	(7,385)	(7,385)
TWD	38,587,590	USD	1,182,580	JPMorgan Chase Bank N.A.	12/4/2015	-	(433)	(433)

TWD	22,289,715	USD	687,000	Morgan Stanley Bank, N.A.	12/4/2015	-	(4,145)	(4,145)
USD	15,506,195	AUD	21,778,639	Bank of America, N.A.	12/2/2015	-	(244,121)	(244,121)
USD	793,661	AUD	1,125,000	Goldman Sachs Bank USA	12/2/2015	-	(19,939)	(19,939)
USD	16,589,106	AUD	22,903,639	UBS AG	1/5/2016	54,429	-	54,429
USD	1,261,023	BRL	4,716,226	Deutsche Bank AG London	12/2/2015	42,045	-	42,045
USD	205,752	BRL	804,038	Deutsche Bank AG London	1/5/2016	-	(21)	(21)
USD	3,800,000	BRL	11,194,800	JPMorgan Chase Bank N.A.	1/5/2016	934,982	-	934,982
USD	6,047,390	CAD	7,991,000	JPMorgan Chase Bank N.A.	12/2/2015	63,671	-	63,671
USD	5,996,901	CAD	7,991,000	JPMorgan Chase Bank N.A.	1/5/2016	13,197	-	13,197
USD	1,039,000	CNY	6,719,525	Barclays Capital	1/29/2016	-	(7,322)	(7,322)
USD	386,000	CNY	2,567,286	Barclays Capital	9/9/2016	-	(9,631)	(9,631)
USD	193,000	CNY	1,283,740	Citibank N.A.	9/9/2016	-	(4,830)	(4,830)
USD	193,000	CNY	1,283,257	HSBC Bank USA	9/9/2016	-	(4,756)	(4,756)
USD	490,741	CNY	3,243,800	Bank of America, N.A.	9/21/2016	-	(8,896)	(8,896)
USD	2,451,300	CNY	16,201,869	BNP Paribas SA	9/21/2016	-	(44,247)	(44,247)
USD	4,581,610	CNY	30,284,441	JPMorgan Chase Bank N.A.	9/21/2016	-	(83,053)	(83,053)
USD	1,037,434	CNY	6,857,440	UBS AG	9/21/2016	-	(18,806)	(18,806)
USD	2,049,810	DKK	13,406,600	JPMorgan Chase Bank N.A.	1/4/2016	148,259	-	148,259
USD	504,380	DKK	3,505,000	BNP Paribas SA	2/11/2016	6,540	-	6,540
USD	814,515	DKK	5,725,000	JPMorgan Chase Bank N.A.	2/11/2016	1,354	-	1,354
USD	705,098	DKK	4,890,000	UBS AG	2/11/2016	10,537	-	10,537
USD	1,930,938	DKK	13,018,000	Bank of America, N.A.	4/1/2016	78,174	-	78,174
USD	6,702,266	DKK	45,280,507	HSBC Bank USA	4/1/2016	257,797	-	257,797
USD	1,926,198	DKK	12,982,000	JPMorgan Chase Bank N.A.	4/1/2016	78,558	-	78,558
USD	2,898,490	DKK	19,193,800	Bank of America, N.A.	7/1/2016	156,355	-	156,355
USD	8,655,827	DKK	57,474,690	UBS AG	7/1/2016	444,667	-	444,667
USD	2,890,472	DKK	18,924,680	JPMorgan Chase Bank N.A.	10/3/2016	175,302	-	175,302
USD	7,134,132	EUR	6,705,000	Citibank N.A.	2/11/2016	34,705	-	34,705
USD	2,226,336	EUR	2,096,000	JPMorgan Chase Bank N.A.	2/11/2016	7,038	-	7,038
USD	3,573,769	GBP	2,373,000	Bank of America, N.A.	12/2/2015	-	(204)	(204)
USD	1,537,143	GBP	994,000	JPMorgan Chase Bank N.A.	12/2/2015	40,081	-	40,081
USD	479,000	IDR	6,682,050,000	Bank of America, N.A.	1/21/2016	1,593	-	1,593
USD	399,000	IDR	5,562,060,000	Barclays Capital	1/21/2016	1,612	-	1,612
USD	1,342,000	IDR	19,183,890,000	JPMorgan Chase Bank N.A.	2/26/2016	-	(15,770)	(15,770)
USD	1,192,000	INR	78,576,640	Credit Suisse International	12/7/2015	14,154	-	14,154
USD	483,000	INR	32,095,350	Goldman Sachs Bank USA	1/21/2016	5,568	-	5,568
USD	4,885,000	INR	324,490,020	JPMorgan Chase Bank N.A.	1/21/2016	58,068	-	58,068
USD	1,162,204	INR	78,576,640	Barclays Capital	2/26/2016	475	-	475
USD	76,628,391	JPY	9,446,058,371	Morgan Stanley Bank, N.A.	12/2/2015	-	(106,446)	(106,446)
USD	6,677,546	JPY	800,000,000	BNP Paribas SA	12/7/2015	178,538	-	178,538
USD	6,507,683	JPY	800,000,000	JPMorgan Chase Bank N.A.	1/8/2016	-	(47)	(47)

USD	4,965,075	JPY	610,974,422	JPMorgan Chase Bank N.A.	2/12/2016	-	(8,455)	(8,455)
USD	472,000	KRW	540,676,000	JPMorgan Chase Bank N.A.	12/15/2015	5,303	-	5,303
USD	162,000	KRW	185,781,600	Citibank N.A.	1/21/2016	1,810	-	1,810
USD	148,000	KRW	169,239,900	Credit Suisse International	1/21/2016	2,073	-	2,073
USD	387,000	KRW	444,469,500	Deutsche Bank AG London	1/21/2016	3,756	-	3,756
USD	3,487,106	KRW	4,088,820,688	JPMorgan Chase Bank N.A.	1/21/2016	-	(38,478)	(38,478)
USD	669,271	MXN	11,343,000	Barclays Bank PLC Wholesale	12/18/2015	-	(14,204)	(14,204)
USD	10,642,676	MXN	181,011,723	Credit Suisse International	12/18/2015	-	(264,218)	(264,218)
USD	1,541,820	MXN	26,130,000	Deutsche Bank AG London	12/18/2015	-	(32,648)	(32,648)
USD	1,373,168	MXN	23,152,170	HSBC Bank USA	12/18/2015	-	(21,870)	(21,870)
USD	628,000	MXN	10,560,448	Morgan Stanley Bank, N.A.	12/18/2015	-	(8,322)	(8,322)
USD	449,000	MXN	7,551,058	UBS AG	12/18/2015	-	(5,990)	(5,990)
USD	1,124,000	MYR	4,861,862	Citibank N.A.	1/19/2016	-	(12,810)	(12,810)
USD	5,004,833	MYR	21,916,165	HSBC Bank USA	1/19/2016	-	(119,649)	(119,649)
USD	3,631,146	NZD	5,362,000	UBS AG	12/2/2015	101,611	-	101,611
USD	3,496,094	NZD	5,362,000	Bank of America, N.A.	1/5/2016	-	(25,453)	(25,453)
USD	477,732	PLN	1,809,960	Goldman Sachs Bank USA	12/18/2015	30,016	-	30,016
USD	386,021	SEK	3,350,000	JPMorgan Chase Bank N.A.	2/11/2016	972	-	972
USD	2,602,554	SGD	3,740,261	Citibank N.A.	12/10/2015	-	(48,355)	(48,355)
USD	1,292,978	SGD	1,820,319	Standard Chartered Bank	2/26/2016	6,378	-	6,378
USD	2,604,792	THB	95,283,296	Barclays Capital	12/4/2015	-	(53,595)	(53,595)
USD	2,599,152	TWD	85,707,040	Goldman Sachs Bank USA	12/4/2015	-	(26,520)	(26,520)
USD	1,183,487	TWD	38,587,590	JPMorgan Chase Bank N.A.	2/26/2016	357	-	357
						$3,236,317	($3,589,803)	($353,486)

High Yield Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
EUR	1,427,471	USD	1,555,400	Citibank N.A. London	2/16/2016	-	($43,739)	($43,739)
EUR	700,000	USD	762,569	UBS AG London	2/16/2016	-	(21,283)	(21,283)
USD	9,229,930	EUR	8,462,600	UBS AG London	2/16/2016	$268,212	-	268,212
USD	6,289,446	GBP	4,089,388	UBS AG London	2/16/2016	129,360	-	129,360
						$397,572	($65,022)	$332,550

Investment Quality Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and as a substitute for securities purchased.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BRL	1,630,000	USD	413,916	Goldman Sachs International	12/2/2015	$7,382	-	$7,382
BRL	720,000	USD	186,984	HSBC Bank USA	12/2/2015	-	($889)	(889)
BRL	8,908,000	USD	2,313,406	Morgan Stanley and Company International PLC	12/2/2015	-	(11,002)	(11,002)
BRL	4,906,000	USD	1,278,266	Standard Chartered Bank	12/2/2015	-	(10,238)	(10,238)
BRL	1,440,000	USD	342,955	State Street Bank and Trust Company	12/2/2015	29,234	-	29,234
BRL	1,652,000	USD	427,735	UBS AG	12/2/2015	-	(752)	(752)
CNY	2,180,000	USD	347,743	JPMorgan Chase Bank N.A.	7/28/2016	-	(11,218)	(11,218)
COP	384,000,000	USD	128,514	State Street Bank and Trust Company	12/16/2015	-	(6,454)	(6,454)
EUR	1,000	USD	1,124	HSBC Bank USA	12/16/2015	-	(67)	(67)
EUR	1,000	USD	1,124	JPMorgan Chase Bank N.A.	12/16/2015	-	(67)	(67)
EUR	1,000	USD	1,123	National Australia Bank Limited	12/16/2015	-	(66)	(66)
EUR	290,000	USD	330,574	UBS AG	12/16/2015	-	(24,063)	(24,063)
EUR	260,000	USD	297,860	Bank of America, N.A.	3/15/2017	-	(17,990)	(17,990)
EUR	165,000	USD	189,192	UBS AG	3/15/2017	-	(11,582)	(11,582)
GBP	85,000	USD	131,479	Goldman Sachs International	12/16/2015	-	(3,459)	(3,459)
GBP	115,000	USD	177,705	UBS AG	12/16/2015	-	(4,501)	(4,501)
HKD	5,070,000	USD	654,251	JPMorgan Chase Bank N.A.	12/16/2015	-	(314)	(314)
HUF	283,003,000	USD	968,335	Bank of America, N.A.	12/16/2015	-	(6,652)	(6,652)
HUF	70,600,000	USD	260,430	Goldman Sachs International	12/16/2015	-	(20,522)	(20,522)
HUF	26,300,000	USD	94,884	HSBC Bank USA	12/16/2015	-	(5,513)	(5,513)
HUF	70,600,000	USD	260,410	UBS AG	12/16/2015	-	(20,501)	(20,501)
IDR	5,261,000,000	USD	340,518	Goldman Sachs International	5/18/2016	24,812	-	24,812
INR	25,510,000	USD	377,506	Deutsche Bank AG London	12/16/2015	4,297	-	4,297
KES	36,079,000	USD	329,790	Citibank N.A.	12/16/2015	22,305	-	22,305
MXN	37,029,000	USD	2,218,821	Royal Bank of Canada	12/16/2015	12,664	-	12,664
MXN	3,200,000	USD	188,668	Standard Chartered Bank	12/16/2015	4,174	-	4,174
MYR	4,020,000	USD	937,630	Barclays Bank PLC Wholesale	12/16/2015	4,159	-	4,159
MYR	2,010,000	USD	461,009	Goldman Sachs International	12/16/2015	9,885	-	9,885
MYR	2,010,000	USD	451,685	JPMorgan Chase Bank N.A.	12/16/2015	19,209	-	19,209
MYR	3,245,000	USD	765,150	Standard Chartered Bank	12/16/2015	-	(4,924)	(4,924)
NGN	35,059,000	USD	174,423	JPMorgan Chase Bank N.A.	12/16/2015	1,312	-	1,312
PLN	909,000	USD	232,742	JPMorgan Chase Bank N.A.	12/16/2015	-	(7,881)	(7,881)
RSD	28,000,000	USD	261,927	Citibank N.A.	12/16/2015	-	(17,691)	(17,691)
RSD	14,358,000	USD	134,087	Goldman Sachs International	12/16/2015	-	(8,846)	(8,846)
RUB	65,292,000	USD	989,273	Morgan Stanley and Company International PLC	12/16/2015	-	(8,656)	(8,656)

RUB	65,910,000	USD	1,033,396	State Street Bank and Trust Company	12/16/2015	-	(43,497)	(43,497)
TRY	780,000	USD	249,193	HSBC Bank USA	12/16/2015	17,388	-	17,388
USD	423,311	BRL	1,630,000	Goldman Sachs International	12/2/2015	2,013	-	2,013
USD	179,238	BRL	720,000	HSBC Bank USA	12/2/2015	-	(6,856)	(6,856)
USD	2,180,316	BRL	8,908,000	Morgan Stanley and Company International PLC	12/2/2015	-	(122,085)	(122,085)
USD	1,274,087	BRL	4,906,000	Standard Chartered Bank	12/2/2015	6,059	-	6,059
USD	429,024	BRL	1,652,000	UBS AG	12/2/2015	2,040	-	2,040
USD	830,252	BRL	3,233,000	Standard Chartered Bank	3/2/2016	18,083	-	18,083
USD	374,640	BRL	1,495,000	State Street Bank and Trust Company	3/2/2016	-	(922)	(922)
USD	265,554	CNY	1,750,000	Deutsche Bank AG London	7/28/2016	-	(4,592)	(4,592)
USD	65,399	CNY	430,000	Goldman Sachs International	7/28/2016	-	(980)	(980)
USD	14,840	COP	46,537,000	BNP Paribas SA	12/16/2015	47	-	47
USD	155,509	COP	481,300,000	Goldman Sachs International	12/16/2015	2,521	-	2,521
USD	71,672	COP	220,677,000	Morgan Stanley and Company International PLC	12/16/2015	1,526	-	1,526
USD	37,128	COP	116,786,000	State Street Bank and Trust Company	12/16/2015	6	-	6
USD	177,103	CRC	96,273,000	Citibank N.A.	12/16/2015	-	(4,055)	(4,055)
USD	392,655	CZK	9,430,000	BNP Paribas SA	12/16/2015	23,931	-	23,931
USD	6,105,934	EUR	5,729,000	State Street Bank and Trust Company	12/30/2015	47,484	-	47,484
USD	943,382	EUR	890,000	Commonwealth Bank of Australia Sydney	3/16/2016	63	-	63
USD	731,048	EUR	680,000	Bank of America, N.A.	3/15/2017	-	(921)	(921)
USD	766,231	GBP	499,000	JPMorgan Chase Bank N.A.	12/16/2015	14,677	-	14,677
USD	1,955,912	GBP	1,298,000	Citibank N.A.	12/30/2015	730	-	730
USD	980,981	HKD	7,605,000	Deutsche Bank AG London	12/16/2015	76	-	76
USD	1,505,129	HUF	424,203,000	Bank of America, N.A.	12/16/2015	63,629	-	63,629
USD	178,704	HUF	50,400,000	Goldman Sachs International	12/16/2015	7,438	-	7,438
USD	230,145	IDR	3,150,686,000	HSBC Bank USA	12/16/2015	3,076	-	3,076
USD	426,184	IDR	5,855,773,000	JPMorgan Chase Bank N.A.	12/16/2015	4,160	-	4,160
USD	276,941	IDR	3,791,325,000	Standard Chartered Bank	12/16/2015	3,701	-	3,701
USD	163,699	IDR	2,363,000,000	Barclays Bank PLC Wholesale	5/18/2016	-	(390)	(390)
USD	200,207	IDR	2,898,000,000	JPMorgan Chase Bank N.A.	5/18/2016	-	(1,033)	(1,033)
USD	380,236	INR	25,510,000	JPMorgan Chase Bank N.A.	12/16/2015	-	(1,568)	(1,568)
USD	65,900	KES	7,216,000	Barclays Bank PLC Wholesale	12/16/2015	-	(4,521)	(4,521)
USD	262,393	KES	28,863,000	Standard Chartered Bank	12/16/2015	-	(19,280)	(19,280)
USD	398,162	MXN	6,760,000	JPMorgan Chase Bank N.A.	12/16/2015	-	(9,217)	(9,217)
USD	2,035,593	MXN	34,532,000	Royal Bank of Canada	12/16/2015	-	(45,415)	(45,415)
USD	776,258	MXN	12,840,000	UBS AG	12/16/2015	2,479	-	2,479
USD	1,668,243	MYR	7,265,000	Deutsche Bank AG London	12/16/2015	-	(33,772)	(33,772)
USD	1,185,578	MYR	5,140,000	HSBC Bank USA	12/16/2015	-	(18,601)	(18,601)
USD	156,513	NGN	35,059,000	Citibank N.A.	12/16/2015	-	(19,221)	(19,221)
USD	321,537	PEN	1,067,000	Standard Chartered Bank	12/16/2015	5,812	-	5,812
USD	320,643	PEN	1,059,000	State Street Bank and Trust Company	12/16/2015	7,284	-	7,284

USD	458,894	PLN	1,740,000	Bank of America, N.A.	12/16/2015	28,467	-	28,467
USD	80,525	RON	320,000	JPMorgan Chase Bank N.A.	12/16/2015	4,656	-	4,656
USD	273,896	RUB	18,666,000	BNP Paribas SA	12/16/2015	-	(6,448)	(6,448)
USD	695,258	RUB	47,088,000	Credit Suisse International	12/16/2015	-	(11,954)	(11,954)
USD	1,224,039	RUB	78,119,000	JPMorgan Chase Bank N.A.	12/16/2015	50,774	-	50,774
USD	226,796	THB	8,320,000	Citibank N.A.	12/16/2015	-	(5,234)	(5,234)
USD	250,337	TRY	780,000	Bank of America, N.A.	12/16/2015	-	(16,244)	(16,244)
USD	678,986	UYU	20,195,000	HSBC Bank USA	12/2/2015	-	(4,431)	(4,431)
USD	375,863	UYU	11,165,000	Citibank N.A.	12/16/2015	-	(317)	(317)
USD	653,433	UYU	20,195,000	HSBC Bank USA	3/3/2016	-	(11,532)	(11,532)
USD	356,927	ZAR	5,016,000	BNP Paribas SA	12/17/2015	10,887	-	10,887
USD	485,183	ZAR	6,776,000	Citibank N.A.	12/17/2015	17,726	-	17,726
USD	342,010	ZAR	4,867,000	Goldman Sachs International	12/17/2015	6,250	-	6,250
USD	502,205	ZAR	7,077,000	JPMorgan Chase Bank N.A.	12/17/2015	13,983	-	13,983
UYU	20,195,000	USD	681,573	HSBC Bank USA	12/2/2015	1,845	-	1,845
ZAR	8,963,000	USD	630,884	Goldman Sachs International	12/17/2015	-	(12,552)	(12,552)
ZAR	8,963,000	USD	664,307	JPMorgan Chase Bank N.A.	12/17/2015	-	(45,974)	(45,974)
						$508,244	($655,460)	($147,216)

Real Return Bond Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BRL	4,442,296	USD	1,127,000	Credit Suisse International	12/2/2015	$21,177	-	$21,177
BRL	33,995,655	USD	8,629,470	Deutsche Bank AG London	12/2/2015	157,207	-	157,207
BRL	33,513,654	USD	8,873,088	Deutsche Bank AG London	1/5/2016	-	($296,141)	(296,141)
EUR	30,847,000	USD	32,833,547	HSBC Bank USA	12/2/2015	-	(242,158)	(242,158)
EUR	602,000	USD	649,317	JPMorgan Chase Bank N.A.	12/2/2015	-	(13,274)	(13,274)
EUR	326,000	USD	359,056	UBS AG	12/2/2015	-	(14,621)	(14,621)
GBP	11,518,000	USD	17,361,081	Morgan Stanley Bank, N.A.	12/2/2015	-	(13,834)	(13,834)
GBP	7,570,000	USD	11,434,163	HSBC Bank USA	2/11/2016	-	(31,026)	(31,026)
INR	428,628,412	USD	6,450,099	UBS AG	1/21/2016	-	(74,064)	(74,064)
INR	72,438,954	USD	1,071,463	Citibank N.A.	2/26/2016	-	(478)	(478)
JPY	554,800,000	USD	4,536,089	Goldman Sachs Bank USA	12/2/2015	-	(29,184)	(29,184)
JPY	396,500,000	USD	3,222,151	JPMorgan Chase Bank N.A.	2/12/2016	5,487	-	5,487
MXN	5,879,000	USD	348,078	Barclays Bank PLC Wholesale	12/18/2015	6,162	-	6,162
MXN	15,883,168	USD	941,133	Citibank N.A.	12/18/2015	15,910	-	15,910

MXN	8,062,000	USD	489,734	Credit Suisse International	12/18/2015	-	(3,957)	(3,957)
MXN	8,680,000	USD	524,155	HSBC Bank USA	12/18/2015	-	(1,140)	(1,140)
MXN	3,668,114	USD	221,000	JPMorgan Chase Bank N.A.	12/18/2015	23	-	23
MXN	23,953,000	USD	1,426,083	UBS AG	12/18/2015	17,210	-	17,210
PLN	2,613,273	USD	688,478	Citibank N.A.	12/18/2015	-	(42,053)	(42,053)
SGD	5,261,300	USD	3,746,564	Standard Chartered Bank	12/10/2015	-	(17,618)	(17,618)
TWD	123,660,775	USD	3,789,788	JPMorgan Chase Bank N.A.	12/4/2015	-	(1,387)	(1,387)
USD	57,719	AUD	80,000	Deutsche Bank AG London	2/11/2016	72	-	72
USD	968,624	AUD	1,379,000	JPMorgan Chase Bank N.A.	2/11/2016	-	(25,064)	(25,064)
USD	1,153,663	BRL	4,442,296	Credit Suisse International	12/2/2015	5,487	-	5,487
USD	9,086,906	BRL	33,995,655	Deutsche Bank AG London	12/2/2015	300,229	-	300,229
USD	10,170,000	BRL	32,742,980	JPMorgan Chase Bank N.A.	4/4/2016	2,033,783	-	2,033,783
USD	1,445,000	CNY	9,356,375	JPMorgan Chase Bank N.A.	1/29/2016	-	(11,916)	(11,916)
USD	1,726,496	CNY	11,285,240	JPMorgan Chase Bank N.A.	10/24/2016	-	(9,387)	(9,387)
USD	382,943	COP	1,124,128,696	HSBC Bank USA	2/12/2016	27,458	-	27,458
USD	34,555,822	EUR	31,373,000	Bank of America, N.A.	12/2/2015	1,408,687	-	1,408,687
USD	249,823	EUR	226,000	BNP Paribas SA	12/2/2015	11,043	-	11,043
USD	188,858	EUR	176,000	JPMorgan Chase Bank N.A.	12/2/2015	2,906	-	2,906
USD	32,872,877	EUR	30,847,000	HSBC Bank USA	1/5/2016	244,812	-	244,812
USD	17,643,768	GBP	11,518,000	Bank of America, N.A.	12/2/2015	296,520	-	296,520
USD	17,365,055	GBP	11,518,000	Morgan Stanley Bank, N.A.	1/5/2016	14,702	-	14,702
USD	7,615	HUF	2,089,510	Barclays Capital	12/18/2015	515	-	515
USD	4,607,973	JPY	554,800,000	UBS AG	12/2/2015	101,068	-	101,068
USD	4,541,957	JPY	554,800,000	Goldman Sachs Bank USA	1/5/2016	29,113	-	29,113
USD	58,000	JPY	7,131,585	JPMorgan Chase Bank N.A.	2/12/2016	-	(53)	(53)
USD	24,000	KRW	27,852,000	Deutsche Bank AG London	1/21/2016	-	(15)	(15)
USD	3,996,377	KRW	4,678,300,550	JPMorgan Chase Bank N.A.	1/21/2016	-	(37,486)	(37,486)
USD	10,010,262	MXN	170,414,698	Credit Suisse International	12/18/2015	-	(258,107)	(258,107)
USD	288,268	NZD	440,000	HSBC Bank USA	2/11/2016	13	-	13
USD	2,735,968	NZD	4,196,000	JPMorgan Chase Bank N.A.	2/11/2016	-	(12,944)	(12,944)
USD	637,000	PLN	2,574,483	Citibank N.A.	12/18/2015	170	-	170
USD	2,234,175	SGD	3,210,845	Citibank N.A.	12/10/2015	-	(41,511)	(41,511)
USD	1,445,000	SGD	2,050,455	Deutsche Bank AG London	12/10/2015	-	(8,260)	(8,260)
USD	3,737,117	SGD	5,261,300	Standard Chartered Bank	2/26/2016	18,435	-	18,435
USD	1,445,000	TWD	47,128,675	BNP Paribas SA	12/4/2015	1,193	-	1,193
USD	2,320,913	TWD	76,532,100	Goldman Sachs Bank USA	12/4/2015	-	(23,681)	(23,681)
USD	3,792,694	TWD	123,660,775	JPMorgan Chase Bank N.A.	2/26/2016	1,145	-	1,145
USD	436,669	ZAR	6,042,279	JPMorgan Chase Bank N.A.	12/18/2015	19,908	-	19,908
USD	408,428	ZAR	6,042,279	Bank of America, N.A.	5/12/2016	2,328	-	2,328
ZAR	6,042,279	USD	419,312	Bank of America, N.A.	12/18/2015	-	(2,550)	(2,550)
ZAR	5,037,256	USD	348,000	HSBC Bank USA	12/18/2015	-	(559)	(559)
						$4,742,763	($1,212,468)	$3,530,295

Strategic Equity Allocation Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
USD	43,546,553	JPY	5,341,725,000	Royal Bank of Canada	2/19/2016	$57,065	-	$57,065
						$57,065	-	$57,065

Total Return Fund
The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the fund.
Contract to Buy		Contract to Sell		Counterparty	Contractual Settlement Date	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BRL	12,345,012	USD	3,278,000	Bank of America, N.A.	12/2/2015	-	($87,250)	($87,250)
BRL	14,951,994	USD	3,883,030	BNP Paribas SA	12/2/2015	-	(18,467)	(18,467)
BRL	9,287,217	USD	2,411,888	Citibank N.A.	12/2/2015	-	(11,470)	(11,470)
BRL	126,330,767	USD	33,762,079	Deutsche Bank AG London	12/2/2015	-	(1,110,032)	(1,110,032)
BRL	7,581,442	USD	2,013,626	Goldman Sachs Bank USA	12/2/2015	-	(54,090)	(54,090)
BRL	2,499,582	USD	667,000	JPMorgan Chase Bank N.A.	12/2/2015	-	(20,946)	(20,946)
BRL	14,951,994	USD	3,957,962	BNP Paribas SA	1/5/2016	-	(131,388)	(131,388)
BRL	9,287,217	USD	2,453,755	Citibank N.A.	1/5/2016	-	(76,933)	(76,933)
BRL	29,136,148	USD	7,581,000	Deutsche Bank AG London	1/5/2016	-	(124,361)	(124,361)
BRL	10,819,875	USD	2,750,000	Goldman Sachs Bank USA	1/5/2016	$19,065	-	19,065
BRL	219,253,802	USD	55,455,905	Morgan Stanley Bank, N.A.	1/5/2016	656,400	-	656,400
BRL	296,710	USD	86,190	JPMorgan Chase Bank N.A.	1/3/2018	-	(25,047)	(25,047)
CAD	16,287,000	USD	12,223,729	JPMorgan Chase Bank N.A.	12/2/2015	-	(27,905)	(27,905)
CAD	3,613,000	USD	2,712,930	Citibank N.A.	2/11/2016	-	(7,529)	(7,529)
CAD	7,021,000	USD	5,287,256	Morgan Stanley Bank, N.A.	2/11/2016	-	(29,958)	(29,958)
CHF	5,085,000	USD	4,988,488	JPMorgan Chase Bank N.A.	2/11/2016	-	(23,559)	(23,559)
CNY	16,212,247	USD	2,482,733	HSBC Bank USA	1/29/2016	41,736	-	41,736
CNY	23,034,503	USD	3,531,545	JPMorgan Chase Bank N.A.	9/14/2016	17,447	-	17,447
EUR	1,204,000	USD	1,322,993	Goldman Sachs Bank USA	12/2/2015	-	(50,907)	(50,907)
EUR	2,007,000	USD	2,201,232	JPMorgan Chase Bank N.A.	12/2/2015	-	(80,737)	(80,737)

EUR	5,312,000	USD	5,765,333	UBS AG	12/2/2015	-	(152,941)	(152,941)
EUR	30,726,000	USD	32,709,007	Goldman Sachs Bank USA	1/5/2016	-	(208,929)	(208,929)
EUR	1,143,000	USD	1,543,679	Bank of America, N.A.	6/13/2016	-	(328,695)	(328,695)
EUR	4,162,000	USD	5,625,359	Deutsche Bank AG London	6/13/2016	-	(1,201,245)	(1,201,245)
GBP	15,190,000	USD	22,895,887	Morgan Stanley Bank, N.A.	12/2/2015	-	(18,244)	(18,244)
ILS	13,451,429	USD	3,476,000	Barclays Bank PLC Wholesale	12/17/2015	-	(840)	(840)
ILS	20,130,998	USD	5,184,444	BNP Paribas SA	12/17/2015	16,374	-	16,374
ILS	9,551,000	USD	2,484,269	Morgan Stanley Bank, N.A.	12/17/2015	-	(16,781)	(16,781)
ILS	79,337,396	USD	20,477,209	Societe Generale	12/17/2015	19,507	-	19,507
ILS	39,069,751	USD	10,046,995	JPMorgan Chase Bank N.A.	2/18/2016	58,996	-	58,996
INR	569,957,630	USD	8,576,853	UBS AG	1/21/2016	-	(98,484)	(98,484)
JPY	5,803,202,000	USD	47,356,145	BNP Paribas SA	12/2/2015	-	(213,968)	(213,968)
JPY	4,483,714,000	USD	36,499,132	Morgan Stanley Bank, N.A.	12/2/2015	-	(75,785)	(75,785)
JPY	1,737,400,000	USD	14,160,711	Citibank N.A.	2/12/2016	-	(17,711)	(17,711)
JPY	1,337,600,000	USD	10,869,987	JPMorgan Chase Bank N.A.	2/12/2016	18,511	-	18,511
JPY	2,437,200,000	USD	19,925,879	UBS AG	2/12/2016	-	(86,280)	(86,280)
KRW	1,689,860,700	USD	1,441,000	Credit Suisse International	12/21/2015	17,385	-	17,385
KRW	1,385,092,400	USD	1,178,000	JPMorgan Chase Bank N.A.	12/21/2015	17,363	-	17,363
KRW	1,545,718,200	USD	1,326,000	Bank of America, N.A.	12/23/2015	7,908	-	7,908
KRW	1,031,186,000	USD	884,000	Goldman Sachs Bank USA	12/23/2015	5,882	-	5,882
KRW	2,698,373,000	USD	2,330,000	Goldman Sachs Bank USA	12/24/2015	-	(1,455)	(1,455)
KRW	2,318,782,500	USD	2,005,000	Goldman Sachs Bank USA	12/28/2015	-	(4,256)	(4,256)
KRW	4,269,279,000	USD	3,682,000	JPMorgan Chase Bank N.A.	12/28/2015	1,714	-	1,714
KRW	1,197,852,000	USD	1,038,000	UBS AG	12/28/2015	-	(4,443)	(4,443)
KRW	1,033,382,000	USD	892,000	Goldman Sachs Bank USA	1/21/2016	-	(967)	(967)
KRW	1,052,826,000	USD	908,000	HSBC Bank USA	1/21/2016	-	(201)	(201)
KRW	811,224,450	USD	699,000	JPMorgan Chase Bank N.A.	1/21/2016	478	-	478
KRW	885,444,000	USD	762,000	Nomura Global Financial Products, Inc.	1/21/2016	1,474	-	1,474
MXN	8,354,000	USD	490,947	Bank of America, N.A.	12/18/2015	12,425	-	12,425
MXN	18,608,000	USD	1,117,952	Barclays Bank PLC Wholesale	12/18/2015	3,276	-	3,276
MXN	41,629,000	USD	2,450,891	Citibank N.A.	12/18/2015	57,471	-	57,471
MXN	20,913,000	USD	1,265,947	Credit Suisse International	12/18/2015	-	(5,830)	(5,830)
MXN	21,610,980	USD	1,283,000	Goldman Sachs Bank USA	12/18/2015	19,174	-	19,174
MXN	146,222,000	USD	8,829,831	HSBC Bank USA	12/18/2015	-	(19,198)	(19,198)
MXN	59,723,343	USD	3,490,665	JPMorgan Chase Bank N.A.	12/18/2015	107,976	-	107,976
MXN	83,911,672	USD	4,920,000	Royal Bank of Scotland PLC	12/18/2015	136,113	-	136,113
MXN	307,726,271	USD	18,105,597	UBS AG	12/18/2015	436,506	-	436,506
MYR	6,160,815	USD	1,422,000	Goldman Sachs Bank USA	12/23/2015	20,698	-	20,698
MYR	2,214,659	USD	509,000	Standard Chartered Bank London	12/23/2015	9,614	-	9,614
MYR	5,101,530	USD	1,190,000	Standard Chartered Bank London	12/28/2015	4,268	-	4,268
MYR	3,528,330	USD	830,000	Deutsche Bank AG London	1/19/2016	-	(4,999)	(4,999)

MYR	11,098,290	USD	2,578,000	Citibank N.A.	5/24/2016	500	-	500
MYR	766,535	USD	181,000	HSBC Bank USA	5/24/2016	-	(2,909)	(2,909)
MYR	3,433,884	USD	804,000	Standard Chartered Bank London	5/24/2016	-	(6,195)	(6,195)
PHP	55,970,780	USD	1,196,212	Citibank N.A.	1/21/2016	-	(12,592)	(12,592)
PHP	24,669,400	USD	522,989	UBS AG	1/21/2016	-	(1,303)	(1,303)
SGD	120,000	USD	83,499	Citibank N.A.	12/10/2015	1,551	-	1,551
SGD	120,000	USD	85,236	Standard Chartered Bank	2/26/2016	-	(420)	(420)
THB	57,881,600	USD	1,615,000	UBS AG	12/28/2015	-	(1,456)	(1,456)
TWD	40,454,540	USD	1,246,097	BNP Paribas SA	12/4/2015	-	(6,755)	(6,755)
TWD	47,063,185	USD	1,451,000	JPMorgan Chase Bank N.A.	12/4/2015	-	(9,199)	(9,199)
USD	3,205,997	BRL	12,345,012	Bank of America, N.A.	12/2/2015	15,247	-	15,247
USD	3,996,791	BRL	14,951,994	BNP Paribas SA	12/2/2015	132,228	-	132,228
USD	2,476,591	BRL	9,287,217	Citibank N.A.	12/2/2015	76,173	-	76,173
USD	32,179,177	BRL	126,330,767	Deutsche Bank AG London	12/2/2015	-	(472,868)	(472,868)
USD	2,007,000	BRL	7,581,442	Goldman Sachs Bank USA	12/2/2015	47,465	-	47,465
USD	649,141	BRL	2,499,582	JPMorgan Chase Bank N.A.	12/2/2015	3,087	-	3,087
USD	19,032,822	BRL	49,000,000	BNP Paribas SA	1/5/2016	6,492,547	-	6,492,547
USD	31,067,724	BRL	117,342,794	Deutsche Bank AG London	1/5/2016	1,036,889	-	1,036,889
USD	4,079,702	BRL	13,800,000	HSBC Bank USA	1/5/2016	547,951	-	547,951
USD	43,727,285	BRL	126,900,000	JPMorgan Chase Bank N.A.	1/5/2016	11,250,531	-	11,250,531
USD	9,650,647	BRL	25,000,000	UBS AG	1/5/2016	3,252,547	-	3,252,547
USD	2,321,000	BRL	9,434,865	JPMorgan Chase Bank N.A.	2/17/2016	-	(59,313)	(59,313)
USD	5,904,931	BRL	20,000,000	Citibank N.A.	4/4/2016	935,184	-	935,184
USD	86,783	BRL	296,710	BNP Paribas SA	1/3/2018	25,640	-	25,640
USD	12,325,596	CAD	16,287,000	JPMorgan Chase Bank N.A.	12/2/2015	129,772	-	129,772
USD	12,222,691	CAD	16,287,000	JPMorgan Chase Bank N.A.	1/5/2016	26,897	-	26,897
USD	270,308	CHF	271,000	JPMorgan Chase Bank N.A.	2/11/2016	5,707	-	5,707
USD	2,549,435	CNY	16,733,984	Citibank N.A.	1/29/2016	-	(56,276)	(56,276)
USD	3,655,000	CNY	24,048,072	BNP Paribas SA	9/14/2016	-	(50,156)	(50,156)
USD	3,811,000	CNY	25,064,947	UBS AG	9/14/2016	-	(50,829)	(50,829)
USD	6,995,000	CNY	45,894,195	JPMorgan Chase Bank N.A.	9/30/2016	-	(71,384)	(71,384)
USD	6,157,000	CNY	40,409,199	HSBC Bank USA	10/11/2016	-	(62,030)	(62,030)
USD	10,715,000	CNY	70,054,670	JPMorgan Chase Bank N.A.	10/11/2016	-	(66,509)	(66,509)
USD	8,235,110	EUR	7,635,000	JPMorgan Chase Bank N.A.	12/2/2015	168,353	-	168,353
USD	1,836,032	EUR	1,667,000	UBS AG	12/2/2015	74,764	-	74,764
USD	39,571,936	EUR	28,934,000	Bank of America, N.A.	6/13/2016	8,815,733	-	8,815,733
USD	14,138,359	EUR	10,326,000	Deutsche Bank AG London	6/13/2016	3,162,050	-	3,162,050
USD	8,992,038	EUR	6,531,000	Bank of America, N.A.	6/27/2016	2,046,000	-	2,046,000
USD	9,937,486	EUR	7,227,000	Barclays Bank PLC Wholesale	6/27/2016	2,251,219	-	2,251,219
USD	23,183,968	GBP	15,190,000	Morgan Stanley Bank, N.A.	12/2/2015	306,325	-	306,325
USD	22,901,128	GBP	15,190,000	Morgan Stanley Bank, N.A.	1/5/2016	19,388	-	19,388

USD	31,268,880	ILS	122,470,823	Bank of America, N.A.	12/17/2015	-	(371,302)	(371,302)
USD	5,190,570	ILS	20,130,998	BNP Paribas SA	2/18/2016	-	(16,622)	(16,622)
USD	17,702,228	ILS	68,497,002	Societe Generale	2/18/2016	-	(15,573)	(15,573)
USD	8,506,733	INR	564,953,380	Citibank N.A.	1/21/2016	102,804	-	102,804
USD	85,236,350	JPY	10,286,916,000	JPMorgan Chase Bank N.A.	12/2/2015	1,670,826	-	1,670,826
USD	47,416,081	JPY	5,803,202,000	BNP Paribas SA	1/5/2016	211,790	-	211,790
USD	4,703,757	JPY	579,400,000	JPMorgan Chase Bank N.A.	2/12/2016	-	(12,747)	(12,747)
USD	1,023,000	KRW	1,164,941,250	Goldman Sachs Bank USA	12/10/2015	17,305	-	17,305
USD	1,122,000	KRW	1,278,519,000	JPMorgan Chase Bank N.A.	12/10/2015	18,253	-	18,253
USD	1,308,000	KRW	1,497,790,800	Deutsche Bank AG London	12/15/2015	15,146	-	15,146
USD	2,281,000	KRW	2,604,787,950	JPMorgan Chase Bank N.A.	1/19/2016	34,896	-	34,896
USD	1,404,000	KRW	1,592,838,000	Bank of America, N.A.	1/20/2016	30,537	-	30,537
USD	325,000	KRW	372,710,000	Citibank N.A.	1/21/2016	3,631	-	3,631
USD	2,021,000	KRW	2,321,118,500	Deutsche Bank AG London	1/21/2016	19,616	-	19,616
USD	987,000	KRW	1,123,403,400	HSBC Bank USA	1/21/2016	18,346	-	18,346
USD	6,820,939	KRW	8,002,629,358	JPMorgan Chase Bank N.A.	1/21/2016	-	(79,326)	(79,326)
USD	3,079,000	MXN	51,071,219	UBS AG	12/15/2015	1,083	-	1,083
USD	8,159,924	MXN	138,861,515	BNP Paribas SA	12/18/2015	-	(207,202)	(207,202)
USD	6,276,739	MXN	104,546,000	Credit Suisse International	12/18/2015	-	(22,699)	(22,699)
USD	2,611,000	MXN	44,821,209	Deutsche Bank AG London	12/18/2015	-	(89,710)	(89,710)
USD	4,089,000	MXN	68,220,467	Goldman Sachs Bank USA	12/18/2015	-	(21,637)	(21,637)
USD	2,991,000	MXN	50,510,512	HSBC Bank USA	12/18/2015	-	(52,520)	(52,520)
USD	5,312,339	MXN	90,509,481	JPMorgan Chase Bank N.A.	12/18/2015	-	(141,326)	(141,326)
USD	434,000	MXN	7,397,313	Morgan Stanley Bank, N.A.	12/18/2015	-	(11,726)	(11,726)
USD	3,929,000	MXN	67,402,781	Nomura Global Financial Products, Inc.	12/18/2015	-	(132,367)	(132,367)
USD	2,599,000	MXN	44,332,442	Royal Bank of Scotland PLC	12/18/2015	-	(72,259)	(72,259)
USD	4,488,000	MXN	75,485,270	UBS AG	12/18/2015	-	(60,379)	(60,379)
USD	1,262,000	MYR	5,445,530	UBS AG	12/14/2015	-	(13,916)	(13,916)
USD	3,651,691	MYR	15,987,102	Deutsche Bank AG London	1/19/2016	-	(86,446)	(86,446)
USD	735,943	MYR	3,222,694	HSBC Bank USA	1/19/2016	-	(17,594)	(17,594)
USD	1,749,005	MYR	7,670,263	UBS AG	1/19/2016	-	(44,471)	(44,471)
USD	1,693,304	PHP	79,746,150	Goldman Sachs Bank USA	1/21/2016	6,903	-	6,903
USD	85,452	SGD	120,000	Standard Chartered Bank	12/10/2015	402	-	402
USD	2,881,230	THB	105,395,395	Barclays Capital	12/4/2015	-	(59,283)	(59,283)
USD	2,654,063	TWD	87,517,725	Goldman Sachs Bank USA	12/4/2015	-	(27,080)	(27,080)
USD	1,246,481	TWD	40,454,540	BNP Paribas SA	2/26/2016	6,109	-	6,109
						$44,689,156	($6,828,210)	$37,860,946

Currency abbreviations
AUD	Australian Dollar	MXN	Mexican Peso

BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NGN	Nigerian Naira
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian Nuevo Sol
COP	Colombian Peso	PHP	Philippine Peso
CRC	Costa Rican Colon	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian Leu
DKK	Danish Krone	RSD	Serbian Dinar
EUR	Euro	RUB	Russian Ruble
GBP	Pound Sterling	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli New Sheqel	TWD	New Taiwan Dollar
INR	Indian Rupee	USD	U.S. Dollar
JPY	Japanese Yen	UYU	Uruguayan Peso
KES	Kenyan Shilling	ZAR	South African Rand
KRW	Korean Won

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

The following table details how the funds used purchased options during the period ended November 30, 2015.

Fund	Usage
Global Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.
Investment Quality Bond Fund	To manage duration of the fund, manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.
Total Return Fund	To manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

The following tables summarize the funds’ written options activities during the period ended November 30, 2015. In addition, the tables detail how the funds used written option contracts held during the period ended November 30, 2015.

	Number of Contracts / Notional	Premiums Received
Capital Appreciation Value Fund
Outstanding, beginning of period	10,405	$2,331,987
Options written	10	3,275
Option closed	(946)	(150,021)
Options exercised	-	-
Options expired	(59)	(14,632)
Outstanding, end of period	9,410	$2,170,609
Global Bond Fund
Outstanding, beginning of period	79,550,000	$975,470
Options written	162,500,210	819,980
Option closed	(47,200,000)	(278,014)
Options exercised	(4,700,000)	(52,152)
Options expired	(60,200,210)	(798,031)
Outstanding, end of period	129,950,000	$667,253
Health Sciences Fund
Outstanding, beginning of period	157	$117,528
Options written	66	50,940
Option closed	(26)	(39,735)
Options exercised	-	-
Options expired	(59)	(61,432)
Outstanding, end of period	138	$67,301
Real Return Bond Fund
Outstanding, beginning of period	199,022,000	$1,593,972
Options written	113,390,581	658,277
Option closed	(106,400,000)	(553,708)

Options exercised	(30,922,000)	(176,596)
Options expired	(19,800,000)	(161,022)
Outstanding, end of period	155,290,581	$1,360,923
Total Return Fund
Outstanding, beginning of period	1,060,700,814	$6,347,644
Options written	422,401,953	3,515,664
Option closed	(28,700,000)	(256,545)
Options exercised	(49,300,373)	(514,660)
Options expired	(367,402,311)	(3,416,613)
Outstanding, end of period	1,037,700,083	$5,675,490

Capital Appreciation Value Fund
The fund used written options to manage against anticipated changes in securities markets.
Counterparty	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Calls (OTC)
Citigroup Global Markets, Inc.	Altria Group, Inc.	$55.00	Jan 2016	1,199	$143,921	($362,698)
Citigroup Global Markets, Inc.	American Tower Corp.	105.00	Jan 2016	108	38,691	(5,670)
Citigroup Global Markets, Inc.	American Tower Corp.	110.00	Jan 2016	171	40,737	(2,565)
Citigroup Global Markets, Inc.	American Tower Corp.	115.00	Jan 2016	204	54,758	(1,530)
Citigroup Global Markets, Inc.	Anthem, Inc.	155.00	Jan 2016	5	2,015	(38)
Citigroup Global Markets, Inc.	Anthem, Inc.	160.00	Jan 2016	5	1,260	(33)
Citigroup Global Markets, Inc.	CVS Health Corp.	110.00	Jan 2016	539	130,402	(2,695)
Morgan Stanley Company, Inc.	CVS Health Corp.	90.00	Jan 2016	378	95,570	(207,900)
Morgan Stanley Company, Inc.	CVS Health Corp.	95.00	Jan 2016	378	57,826	(87,696)
Morgan Stanley Company, Inc.	CVS Health Corp.	115.00	Jan 2016	153	42,141	(153)
Morgan Stanley Company, Inc.	CVS Health Corp.	120.00	Jan 2016	153	20,832	(230)
Morgan Stanley Company, Inc.	Lowe's Companies, Inc.	60.00	Jan 2016	945	185,995	(1,587,598)
Morgan Stanley Company, Inc.	Lowe's Companies, Inc.	75.00	Jan 2016	335	41,218	(101,505)
Citigroup Global Markets, Inc.	Mondelez International, Inc.	45.00	Jan 2016	546	46,568	(40,404)
Morgan Stanley Company, Inc.	PepsiCo, Inc.	105.00	Jan 2016	325	66,583	(8,613)
Morgan Stanley Company, Inc.	PepsiCo, Inc.	110.00	Jan 2016	538	90,125	(2,421)
Citigroup Global Markets, Inc.	The Boeing Company	140.00	Jan 2016	42	19,392	(31,395)
Citigroup Global Markets, Inc.	Thermo Fisher Scientific, Inc.	150.00	Jan 2016	400	136,028	(33,000)
Citigroup Global Markets, Inc.	UnitedHealth Group, Inc.	100.00	Jan 2016	303	140,275	(398,445)

Citigroup Global Markets, Inc.	UnitedHealth Group, Inc.	105.00	Jan 2016	302	95,627	(264,250)
Citigroup Global Markets, Inc.	Visa, Inc.	75.00	Jan 2016	784	151,273	(411,600)
Calls (Exchange-Traded)
	Alphabet, Inc.	590.00	Jan 2016	21	44,194	(366,135)
	Google, Inc.	590.00	Jan 2016	62	139,546	(967,820)
	PepsiCo, Inc.	100.00	Jan 2016	530	132,996	(93,280)
	Visa, Inc.	70.00	Jan 2016	492	162,055	(478,470)
	Visa, Inc.	75.00	Jan 2016	492	90,581	(258,300)
				9,410	$2,170,609	($5,714,444)

Health Sciences Fund
The fund used written options to manage against anticipated changes in securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.
	Name of Issuer	Exercise Price	Expiration Date	Number of Contracts	Premium	Value
Calls (Exchange-Traded)
	BioMarin Pharmaceutical, Inc.	$180.00	Jan 2016	4	$2,800	($60)
	Gilead Sciences, Inc.	125.00	Jan 2016	94	53,296	(1,410)
	UnitedHealth Group, Inc.	130.00	Dec 2015	40	11,205	(280)
				138	$67,301	($1,750)

Options on Exchange-Traded Futures Contracts

Real Return Bond Fund
The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.
Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Puts
3-Month Pound Sterling Futures	98.00	Dec 2016	USD	581	$13,251	($8,204)
				581	$13,251	($8,204)

Total Return Fund
The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.
Name of Issuer	Exercise Price	Expiration Date		Number of Contracts	Premium	Value
Calls
Euro BUND	162.00	Dec 2015	EUR	83	$29,008	($26,308)
				83	$29,008	($26,308)

Foreign Currency Options

Global Bond Fund
The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.
Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
Euro versus U.S. Dollar	Citibank, N.A.	1.15	Dec 2015	EUR	5,100,000	$49,159	($5)
U.S. Dollar versus Brazilian Real	Credit Suisse International	5.00	Dec 2015	USD	2,900,000	30,668	(64)
U.S. Dollar versus Chinese Yuan Renminbi	HSBC Bank USA, N.A.	6.60	Feb 2016	USD	1,700,000	19,080	(9,015)
U.S. Dollar versus Chinese Yuan Renminbi	JPMorgan Chase Bank, N.A.	6.60	Feb 2016	USD	1,450,000	16,530	(7,689)
						$115,437	($16,773)
Puts
Euro versus U.S. Dollar	Citibank, N.A.	1.05	Dec 2015	EUR	5,100,000	$31,971	($30,283)
U.S. Dollar versus Japanese Yen	Deutsche Bank AG	117.50	Dec 2015	USD	5,200,000	39,208	(5)
U.S. Dollar versus South Korean Won	JPMorgan Chase Bank, N.A.	1,082.50	Jan 2016	USD	1,200,000	9,096	(673)
U.S. Dollar versus South Korean Won	JPMorgan Chase Bank, N.A.	1,092.50	Jan 2016	USD	1,700,000	13,133	(1,731)
						$93,408	($32,692)

Real Return Bond Fund
The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.
Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
Euro versus U.S. Dollar	BNP Paribas SA	1.09	Dec 2015	EUR	2,600,000	$18,001	($8,705)
Euro versus U.S. Dollar	BNP Paribas SA	1.09	Dec 2015	EUR	2,590,000	17,441	(10,478)
Euro versus U.S. Dollar	UBS AG	1.09	Dec 2015	EUR	2,300,000	16,285	(7,701)
U.S. Dollar versus Brazilian Real	Credit Suisse International	4.00	Mar 2016	USD	1,100,000	46,643	(49,141)
						$98,370	($76,025)
Puts
U.S. Dollar versus Brazilian Real	Deutsche Bank AG	3.70	Jan 2016	USD	2,500,000	$41,700	($19,088)
						$41,700	($19,088)

Total Return Fund
The fund used written options to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund, gain exposure to foreign currencies and as a substitute for securities purchased.
Description	Counterparty	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
Euro versus U.S. Dollar	Bank of America, N.A.	1.10	Dec 2015	EUR	11,300,000	$67,374	($32,188)
Euro versus U.S. Dollar	BNP Paribas SA	1.09	Dec 2015	EUR	5,400,000	36,466	(17,618)
Euro versus U.S. Dollar	UBS AG	1.09	Dec 2015	EUR	1,300,000	9,412	(4,353)
Euro versus U.S. Dollar	UBS AG	1.09	Dec 2015	EUR	3,200,000	24,531	(12,307)
U.S. Dollar versus Brazilian Real	Credit Suisse International	4.45	Dec 2015	USD	4,400,000	76,120	(295)
U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank, N.A.	4.50	Feb 2016	USD	12,000,000	304,080	(89,952)
U.S. Dollar versus Brazilian Real	Credit Suisse International	4.60	Mar 2016	USD	9,900,000	279,180	(100,475)
U.S. Dollar versus Brazilian Real	Deutsche Bank AG	4.55	Mar 2016	USD	6,600,000	166,584	(81,418)
						$963,747	($338,606)
Puts
U.S. Dollar versus Brazilian Real	Credit Suisse International	3.75	Dec 2015	USD	4,400,000	$73,700	($17,433)
U.S. Dollar versus Japanese Yen	Bank of America, N.A.	80.00	Feb 2019	USD	700,000	39,095	(3,982)
						$112,795	($21,415)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund
The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	0.40%	Apr 2016	EUR	7,800,000	$28,601	($2,519)
10-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	6-Month GBP LIBOR	Receive	1.70%	Dec 2015	GBP	3,400,000	24,809	(4,378)
10-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	6-Month GBP LIBOR	Receive	1.75%	Feb 2016	GBP	5,500,000	40,570	(54,675)
30-Year Interest Rate Swap	Barclays Bank PLC	6-Month GBP LIBOR	Receive	1.80%	Jan 2016	GBP	3,400,000	59,142	(30,998)
								$153,122	($92,570)
Puts
5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EURIBOR	Receive	1.40%	Apr 2016	EUR	7,800,000	$67,886	($148,614)
10-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	6-Month GBP LIBOR	Receive	2.25%	Dec 2015	GBP	3,400,000	22,236	(12)
10-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	6-Month GBP LIBOR	Receive	2.30%	Feb 2016	GBP	5,500,000	36,806	(7,547)
30-Year Interest Rate Swap	Barclays Bank PLC	6-Month GBP LIBOR	Receive	2.40%	Jan 2016	GBP	3,400,000	53,990	(5,531)
								$180,918	($161,704)

Real Return Bond Fund
The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
5-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	3-Month USD LIBOR	Receive	2.50%	Jan 2016	USD	9,300,000	37,200	(23,992)
5-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	3-Month USD LIBOR	Receive	2.50%	Feb 2016	USD	38,600,000	123,520	(147,726)
5-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	3-Month USD LIBOR	Receive	2.40%	Mar 2016	USD	18,800,000	70,500	(65,228)
5-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR	Receive	2.50%	Jan 2016	USD	7,500,000	26,609	(21,172)
5-Year Interest Rate Swap	Nomura Global Financial Products	3-Month USD LIBOR	Receive	2.40%	Mar 2016	USD	4,900,000	18,988	(17,001)
								$276,817	($275,119)
Puts
5-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	3-Month USD LIBOR	Receive	3.00%	Jan 2016	USD	9,300,000	33,945	(7,627)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	Dec 2017	USD	12,600,000	420,000	(213,892)
								$453,945	($221,519)

Total Return Fund
The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, maintain diversity and liquidity of the fund and gain exposure to treasuries markets.
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.50%	Jan 2016	USD	42,300,000	$25,380	($609)
1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.52%	Jan 2016	USD	21,200,000	12,720	(456)
1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.65%	Jan 2016	USD	42,300,000	46,530	(7,225)
1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.66%	Jan 2016	USD	21,200,000	21,200	(4,100)
2-Year Interest Rate Swap	Bank of America, N.A.	3-Month USD LIBOR	Receive	0.73%	Jan 2016	USD	91,800,000	130,830	(9,152)
2-Year Interest Rate Swap	Bank of America, N.A.	3-Month USD LIBOR	Receive	0.92%	Jan 2016	USD	91,800,000	224,940	(54,685)
2-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR	Receive	1.10%	Jan 2018	USD	21,300,000	110,760	(73,379)
2-Year Interest Rate Swap	JPMorgan Chase Bank, N.A.	3-Month USD LIBOR	Receive	1.60%	Jan 2018	USD	21,300,000	192,765	(142,544)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.10%	Jan 2016	USD	10,700,000	40,660	(2,161)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.30%	Jan 2016	USD	10,700,000	62,060	(8,708)
								$867,845	($303,019)
Puts
2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	May 2016	USD	105,700,000	$356,042	($64,001)
2-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	May 2016	USD	245,700,000	767,773	(163,980)
5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	1.90%	Feb 2016	USD	24,000,000	97,200	(58,637)
5-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	31,200,000	726,600	(531,370)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	1.90%	Feb 2016	USD	88,000,000	363,125	(215,002)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	46,000,000	1,026,441	(783,430)
7-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.20%	Dec 2015	USD	17,500,000	72,844	(415)
7-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	3-Month USD LIBOR	Receive	2.16%	Dec 2015	USD	24,600,000	91,020	(1,710)
								$3,501,045	($1,818,545)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Global Bond Fund
The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.
Description	Counterparty	Index	Buy/Sell Protection	Exercise Rate	Expiration Date		Notional Amount	Premium	Value
Calls
5-Year Credit Default Swap	BNP Paribas SA	ITRAXX.O	Sell	0.70%	Dec 2015	EUR	11,400,000	$13,326	($14,375)
5-Year Credit Default Swap	Goldman Sachs International	CDX.O	Sell	0.70%	Jan 2016	USD	4,500,000	2,700	(443)
5-Year Credit Default Swap	JPMorgan Chase Bank, N.A.	ITRAXX.O	Sell	0.70%	Dec 2015	EUR	12,100,000	8,676	(15,258)
								$24,702	($30,076)
Puts
5-Year Credit Default Swap	Bank of America, N.A.	CDX.O	Sell	0.95%	Jan 2016	USD	2,400,000	$4,290	($3,306)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.O	Sell	0.95%	Jan 2016	USD	4,000,000	7,462	(5,509)
5-Year Credit Default Swap	BNP Paribas SA	ITRAXX.O	Sell	0.90%	Dec 2015	EUR	11,400,000	44,101	(761)
5-Year Credit Default Swap	Citibank, N.A.	CDX.O	Sell	0.95%	Jan 2016	USD	1,300,000	2,860	(1,790)
5-Year Credit Default Swap	Goldman Sachs International	CDX.O	Sell	0.90%	Jan 2016	USD	4,500,000	8,550	(8,885)
5-Year Credit Default Swap	JPMorgan Chase Bank, N.A.	ITRAXX.O	Sell	0.85%	Dec 2015	EUR	12,100,000	10,473	(1,523)
								$77,736	($21,774)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

Global Bond Fund
The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Floor-OTC CPURNSA Index	Citibank, N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or 0	Sep 2020	USD	1,700,000	$21,930	($1,340)
							$21,930	($1,340)

Real Return Bond Fund
The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.

Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Floor-OTC CPURNSA Index	Citibank, N.A.	216.687	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or 0	Apr 2020	USD	23,900,000	$213,520	($16,759)
Floor-OTC YOY CPURNSA Index	Deutsche Bank AG	233.546	Maximum of (0.0% - (Final Index/Initial Index - 1)) or 0	Jan 2018	USD	900,000	8,730	(4,915)
Floor-OTC YOY CPURNSA Index	JPMorgan Chase Bank, N.A.	234.810	Maximum of (0.0% - (Final Index/Initial Index - 1)) or 0	Mar 2020	USD	5,900,000	66,670	(76,681)
Floor-OTC YOY CPURNSA Index	JPMorgan Chase Bank, N.A.	238.640	Maximum of (0.0% - (Final Index/Initial Index - 1)) or 0	Oct 2020	USD	3,000,000	55,371	(47,234)
							$344,291	($145,589)

Total Return Fund
The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Floor-OTC CPURNSA Index	Citibank, N.A.	215.950	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or 0	Mar 2020	USD	4,500,000	$38,060	($2,958)
Floor-OTC CPURNSA Index	Citibank, N.A.	216.687	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or 0	Apr 2020	USD	11,000,000	98,100	(7,713)
Floor-OTC CPURNSA Index	Citibank, N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or 0	Sep 2020	USD	4,100,000	52,890	(3,232)
Floor-OTC CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10] - (Final Index/Initial Index)) or 0	Mar 2020	USD	1,600,000	12,000	(1,052)
							$201,050	($14,955)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.”

Real Return Bond Fund
The fund used inflation caps to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.
Description	Counterparty	Initial Index	Exercise Index	Expiration Date		Notional Amount	Premium	Value
Floor- Eurostat Eurozone HICP Ex Tob	Goldman Sachs Capital Markets LP	117.200	Maximum of ((Final Index/Initial Index - 1) - 3.000%) or 0	Jun 2035	EUR	1,900,000	$86,439	($39,890)
Floor- OTC CPURNSA Index	Deutsche Bank AG	236.119	Maximum of ((Final Index/Initial Index - 1) - 3.000%) or 0	Jun 2016	USD	1,400,000	1,173	-

Floor- OTC CPURNSA Index	JPMorgan Chase Bank, N.A.	233.916	Maximum of ((Final Index/Initial Index - 1) - 4.000%) or 0	Apr 2024	USD	5,700,000	41,468	(11,635)
Floor- OTC CPURNSA Index	JPMorgan Chase Bank, N.A.	234.781	Maximum of ((Final Index/Initial Index - 1) - 4.000%) or 0	May 2024	USD	500,000	3,475	(1,051)
							$132,555	($52,576)

The following are abbreviations for the tables above:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index
HICP EX Tob	Harmonized Index of Consumer Prices excluding Tobacco
YOY	Year over Year

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by a fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at November 30, 2015. In addition, the tables detail how the funds used interest rate swap contracts during the period ended November 30, 2015.

Global Bond Fund
The fund used interest rate swaps to manage against anticipated interest changes, manage duration of the fund and as a substitute for securities purchased.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

BNP Paribas SA	36,800,000	BRL	$24,888,885	BRL-CDI	Fixed 13.730%	Jan 2018	$6,431	($343,714)	($337,283)
BNP Paribas SA	5,500,000	BRL	2,372,033	BRL-CDI	Fixed 12.055%	Jan 2021	(460)	(141,304)	(141,764)
Deutsche Bank AG	9,800,000	BRL	4,226,532	BRL-CDI	Fixed 12.055%	Jan 2021	(183)	(252,415)	(252,598)
Deutsche Bank AG	3,600,000	BRL	1,534,804	BRL-CDI	Fixed 12.230%	Jan 2021	6,610	(92,960)	(86,350)
HSBC Bank USA	8,900,000	BRL	3,838,381	BRL-CDI	Fixed 12.055%	Jan 2021	(1,796)	(227,604)	(229,400)
JPMorgan Chase Bank, N.A.	11,300,000	BRL	11,132,942	BRL-CDI	Fixed 11.320%	Jan 2016	(1,626)	(18,397)	(20,023)
JPMorgan Chase Bank, N.A.	26,200,000	BRL	17,719,804	BRL-CDI	Fixed 13.730%	Jan 2018	(687)	(239,444)	(240,131)
Exchange Cleared Swaps

84,000,000	MXN	5,066,880	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	(8,319)	29,215	20,896
290,000,000	USD	290,000,000	Fixed 1.300%	USD-LIBOR-BBA	May 2017	(178,441)	(774,064)	(952,505)
67,400,000	MXN	4,065,568	MXN-TIIE-Banxico	Fixed 4.340%	Sep 2017	9,882	(2,578)	7,304
51,700,000	MXN	3,118,544	MXN-TIIE-Banxico	Fixed 4.195%	Oct 2017	(1,510)	129	(1,381)
152,300,000	MXN	9,186,736	MXN-TIIE-Banxico	Fixed 4.130%	Oct 2017	(24,333)	3,435	(20,898)

109,100,000	MXN	6,580,912	MXN-TIIE-Banxico	Fixed 4.260%	Oct 2017	-	1,691	1,691
8,400,000	GBP	12,651,231	Fixed 1.500%	GBP-LIBOR-BBA	Mar 2018	(75,384)	(42,800)	(118,184)
9,620,000,000	JPY	78,147,847	JPY-LIBOR-BBA	Fixed 0.150%	Mar 2018	33,009	45,451	78,460
16,900,000	GBP	25,453,072	Fixed 1.750%	GBP-LIBOR-BBA	Sep 2018	14,694	(286,767)	(272,073)
65,200,000	MXN	3,932,864	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	22,255	38,710	60,965
5,400,000	USD	5,400,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	24,041	(126,077)	(102,036)
6,600,000	GBP	9,940,253	GBP-LIBOR-BBA	Fixed 1.750%	Mar 2021	52,689	79,253	131,942
5,350,000,000	JPY	43,460,601	Fixed 0.500%	JPY-LIBOR-BBA	Sep 2021	(486,566)	(293,786)	(780,352)

56,100,000	MXN	3,383,952	MXN-TIIE-Banxico	Fixed 6.000%	Jul 2022	-	40,116	40,116
102,000,000	USD	102,000,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	665,159	(3,548,413)	(2,883,254)
6,200,000	USD	6,200,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	(67,103)	(95,922)	(163,025)
7,500,000	USD	7,500,000	Fixed 2.300%	USD-LIBOR-BBA	Jan 2023	(29,822)	(179,736)	(209,558)
2,400,000,000	JPY	19,496,344	JPY-LIBOR-BBA	Fixed 0.750%	Dec 2024	375,396	304,468	679,864

3,300,000	SEK	378,362	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	-	(1,109)	(1,109)

2,800,000	SEK	321,035	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	-	(1,097)	(1,097)
18,100,000	USD	18,100,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	190,705	(890,692)	(699,987)
9,800,000	USD	9,800,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	(153,258)	(192,447)	(345,705)

23,300,000	EUR	24,617,608	EUR-EURIBOR-Reuters	Fixed 1.000%	Mar 2026	(45,152)	278,234	233,082
100,000	GBP	150,610	GBP-LIBOR-BBA	Fixed 2.000%	Mar 2026	1,431	178	1,609
3,260,000,000	JPY	26,482,535	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	260,133	2,363,565	2,623,698
320,000,000	JPY	2,599,513	JPY-LIBOR-BBA	Fixed 1.250%	Jun 2035	52,743	59,150	111,893

1,700,000	EUR	1,796,135	Fixed 2.307%	EUR-EURIBOR-Reuters	Oct 2044	(214,890)	111,696	(103,194)
20,000,000	JPY	162,470	JPY-LIBOR-BBA	Fixed 1.500%	Dec 2044	7,772	2,677	10,449

1,450,000	EUR	1,531,997	Fixed 1.500%	EUR-EURIBOR-Reuters	Mar 2046	27,897	(20,538)	7,359
650,000	GBP	978,964	Fixed 2.250%	GBP-LIBOR-BBA	Mar 2046	(11,830)	(40,376)	(52,206)
		$788,217,414				$449,487	($4,454,272)	($4,004,785)

Investment Quality Bond Fund
The fund used interest rate swaps to manage against anticipated interest rate changes.

Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A.	14,500,000	CNY	$2,276,295	USD-LIBOR-BBA	Fixed 2.645%	Dec 2016	8,609	($14,168)	($5,559)

Bank of America, N.A.	2,276,295	USD	2,276,295	USD-LIBOR-BBA	Fixed 2.645%	Dec 2016	(8,609)	18,606	9,997

JPMorgan Chase Bank, N.A.	2,480,000	USD	2,480,000	Fixed 4.318%	3 Month LIBOR	Dec 2028	-	(647,950)	(647,950)

JPMorgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	-	(177,007)	(177,007)
			$7,957,590				-	($820,519)	($820,519)

Real Return Bond Fund
The fund used interest rate swaps to manage against anticipated interest changes, manage duration of the fund and as a substitute for securities purchased.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
BNP Paribas SA	2,200,000	BRL	$805,813	BRL-CDI	Fixed 14.560%	Jan 2021	($151)	($16,479)	($16,630)
Credit Suisse International	1,800,000	BRL	708,481	BRL-CDI	Fixed 13.450%	Jan 2021	131	(27,940)	(27,809)

Deutsche Bank AG	7,500,000	BRL	2,757,745	BRL-CDI	BUS/252	Jan 2021	-	(59,757)	(59,757)
HSBC Bank USA	7,800,000	BRL	3,070,084	BRL-CDI	Fixed 13.450%	Jan 2021	946	(121,450)	(120,504)

HSBC Bank USA	6,700,000	BRL	2,642,101	BRL-CDI	Fixed 13.421%	Jan 2021	-	(104,890)	(104,890)
HSBC Bank USA	8,600,000	BRL	3,162,214	BRL-CDI	Fixed 14.500%	Jan 2021	(521)	(68,001)	(68,522)
HSBC Bank USA	15,200,000	BRL	5,567,437	BRL-CDI	Fixed 14.560%	Jan 2021	(510)	(114,390)	(114,900)
Exchange Cleared Swaps
	34,900,000	USD	34,900,000	Fixed 1.500%	USD-LIBOR-BBA	Dec 2017	(210,653)	(116,500)	(327,153)
	10,900,000	GBP	16,416,479	Fixed 1.500%	GBP-LIBOR-BBA	Mar 2018	(122,549)	(30,809)	(153,358)
	11,500,000	USD	11,500,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	(281,977)	64,678	(217,299)
	70,000,000	JPY	568,643	Fixed 1.000%	JPY-LIBOR-BBA	Sep 2023	(8,104)	(23,134)	(31,238)
	31,300,000	MXN	1,888,016	Fixed 6.390%	MXN-TIIE-Banxico	Jul 2025	5,246	(32,223)	(26,977)

	3,100,000	USD	3,100,000	Fixed 2.233%	USD-LIBOR-BBA	Sep 2025	-	(51,845)	(51,845)

	1,800,000	USD	1,800,000	Fixed 2.225%	USD-LIBOR-BBA	Sep 2025	-	(28,847)	(28,847)
	9,800,000	USD	9,800,000	Fixed 3.000%	USD-LIBOR-BBA	Sep 2025	(29,155)	(121,784)	(150,939)
	5,000,000	USD	5,000,000	Fixed 2.350%	USD-LIBOR-BBA	Oct 2025	(31,415)	(101,624)	(133,039)

	37,000,000	USD	37,000,000	Fixed 2.800%	USD-LIBOR-BBA	Oct 2025	(162,893)	(57,823)	(220,716)
	16,200,000	USD	16,200,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	274,028	(900,535)	(626,507)
	5,300,000	USD	5,300,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	(83,167)	(103,796)	(186,963)
	40,000	GBP	60,244	Fixed 2.000%	GBP-LIBOR-BBA	Mar 2026	579	(1,223)	(644)
	3,800,000	USD	3,800,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(9,416)	(8,569)	(17,985)
	39,900,000	MXN	2,406,768	MXN-TIIE-Banxico	Fixed 6.710%	Sep 2029	80,133	(53,918)	26,215
	8,700,000	USD	8,700,000	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	61,999	(387,311)	(325,312)

	300,000	EUR	316,965	EUR-EURIBOR-Reuters	Fixed 1.500%	Mar 2046	59,877	(61,400)	(1,523)
	11,690,000	GBP	17,606,297	Fixed 2.250%	GBP-LIBOR-BBA	Mar 2046	42,639	(981,539)	(938,900)
			$195,077,286				($414,933)	($3,511,109)	($3,926,042)

Total Return Fund
The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund, gain exposure to treasuries markets and as a substitute for securities purchased.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A.	2,400,000	MXN	$144,768	MXN-TIIE-Banxico	Fixed 6.920%	Nov 2029	-	$4,315	$4,315

Credit Suisse International	28,400,000	MXN	1,713,088	MXN-TIIE-Banxico	Fixed 6.330%	Nov 2019	-	13,649	13,649
Goldman Sachs International	7,800,000	MXN	470,496	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	($14,859)	8,151	(6,708)

HSBC Bank USA	49,700,000	MXN	2,997,904	MXN-TIIE-Banxico	Fixed 6.570%	Apr 2024	-	106,928	106,928
Exchange Cleared Swaps
	4,143,300,000	MXN	249,923,846	Fixed 3.445%	MXN-TIIE-Banxico	Dec 2015	-	(23,110)	(23,110)

	7,300,000	USD	7,300,000	Fixed 0.500%	USD-Federal Funds- H.15-OIS-COMPOUND	Jun 2016	(4,326)	(12,738)	(17,064)
	2,310,100,000	MXN	139,345,226	MXN-TIIE-Banxico	Fixed 4.060%	Aug 2016	193,198	147,796	340,994

	139,900,000	MXN	8,438,768	MXN-TIIE-Banxico	Fixed 4.388%	Jul 2017	-	32,454	32,454
	18,100,000	GBP	27,260,391	Fixed 1.880%	GBP-LIBOR-BBA	Oct 2017	(408,992)	(123,097)	(532,089)
	58,500,000	GBP	88,106,788	Fixed 1.500%	GBP-LIBOR-BBA	Dec 2017	(634,725)	(333,489)	(968,214)
	39,900,000	GBP	60,093,348	Fixed 1.500%	GBP-LIBOR-BBA	Mar 2018	(348,027)	(213,347)	(561,374)
	9,100,000	GBP	13,705,500	Fixed 1.250%	GBP-LIBOR-BBA	Sep 2018	30,642	(40,995)	(10,353)
	7,400,000	GBP	11,145,132	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2018	(12,028)	(51,176)	(63,204)
	56,000,000	MXN	3,377,920	MXN-TIIE-Banxico	Fixed 5.700%	Jan 2019	86,689	7,631	94,320
	26,400,000	MXN	1,592,448	MXN-TIIE-Banxico	Fixed 5.010%	Oct 2019	15,340	(15,696)	(356)

	44,400,000	MXN	2,678,208	MXN-TIIE-Banxico	Fixed 6.320%	Nov 2019	3,524	16,974	20,498
	39,800,000	USD	39,800,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2019	(887,306)	13,079	(874,227)
	356,700,000	MXN	21,516,143	MXN-TIIE-Banxico	Fixed 5.270%	Feb 2020	(111,048)	229,567	118,519
	97,900,000	MXN	5,905,328	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	56,976	34,565	91,541
	160,700,000	MXN	9,693,424	MXN-TIIE-Banxico	Fixed 5.535%	Jun 2020	109,517	19,951	129,468
	200,000	USD	200,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	868	(4,895)	(4,027)
	65,100,000	MXN	3,926,832	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	126,838	34,615	161,453

	45,500,000	MXN	2,744,560	MXN-TIIE-Banxico	Fixed 5.870%	Sep 2021	-	37,768	37,768
	100,300,000	MXN	6,050,096	MXN-TIIE-Banxico	Fixed 5.608%	Oct 2021	(83,843)	83,449	(394)
	858,700,000	MXN	51,796,782	MXN-TIIE-Banxico	Fixed 5.430%	Nov 2021	(286,874)	(330,564)	(617,438)

	13,400,000	MXN	808,288	MXN-TIIE-Banxico	Fixed 5.920%	Dec 2021	-	11,464	11,464
	6,900,000	MXN	416,208	MXN-TIIE-Banxico	Fixed 5.795%	Dec 2021	5,840	(2,847)	2,993
	76,100,000	MXN	4,590,352	MXN-TIIE-Banxico	Fixed 5.850%	Dec 2021	185,177	(134,555)	50,622
	47,000,000	MXN	2,835,040	MXN-TIIE-Banxico	Fixed 5.375%	Jan 2022	33,956	(81,628)	(47,672)

	31,700,000	MXN	1,912,144	MXN-TIIE-Banxico	Fixed 6.000%	Jun 2022	-	26,953	26,953

	53,400,000	MXN	3,221,088	MXN-TIIE-Banxico	Fixed 5.975%	Sep 2022	-	26,400	26,400
	99,700,000	USD	99,700,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	995,311	(3,813,551)	(2,818,240)
	15,700,000	MXN	947,024	MXN-TIIE-Banxico	Fixed 6.000%	Jun 2023	33,513	(31,689)	1,824
	23,900,000	MXN	1,441,648	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	8,223	(28,778)	(20,555)
	201,300,000	MXN	12,142,416	MXN-TIIE-Banxico	Fixed 6.530%	Jun 2025	138,146	185,212	323,358
	26,300,000	USD	26,300,000	Fixed 2.350%	USD-LIBOR-BBA	Aug 2025	(142,523)	(683,578)	(826,101)
	7,200,000	CAD	5,391,441	Fixed 2.300%	CAD-BA-CDOR	Dec 2025	(168,413)	(39,479)	(207,892)
	12,800,000	USD	12,800,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	(258,144)	(236,874)	(495,018)
	27,300,000	USD	27,300,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	(240,187)	(722,848)	(963,035)
	19,500,000	USD	19,500,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(48,319)	(43,971)	(92,290)

	1,200,000	MXN	72,384	MXN-TIIE-Banxico	Fixed 6.060%	Dec 2029	-	(4,279)	(4,279)
	153,300,000	USD	153,300,000	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	8,452,232	(14,184,456)	(5,732,224)
	1,000,000	USD	1,000,000	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	(47,310)	(466)	(47,776)
			$1,133,605,029				$6,779,066	($20,117,185)	($13,338,119)

The following are abbreviations for the table above:
BBA	The British Bankers’ Association
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following tables summarize the contracts held at November 30, 2015. In addition, the tables detail how the funds used currency swap contracts during the period ended November 30, 2015.

Global Bond Fund
The fund used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund and as a substitute for securities purchased.
Counterparty	Receive	Pay	Maturity Date*		Notional Amount of Currency Received	Notional Amount of Currency Delivered	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	14,000,000	$15,482,000	$55,399	($502,264)	($446,865)

Bank of America, N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	1,800,000	1,963,800	6,031	(28,837)	(22,806)

BNP Paribas SA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	18,100,000	19,765,200	203,612	(530,531)	(326,919)

Citibank, N.A	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	17,400,000	19,488,000	162,291	(963,766)	(801,475)

Citibank, N.A	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	6,990,000	7,619,100	188,353	(269,926)	(81,573)

Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2020	EUR	8,700,000	9,683,970	135,899	(476,607)	(340,708)

Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2025	EUR	3,400,000	3,808,000	24,139	(165,817)	(141,678)
						$77,810,070	$775,724	($2,937,748)	($2,162,024)

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the credit default swap contracts as a buyer of protection held as of November 30, 2015. In addition, the tables detail how the funds used credit default swap contracts as a buyer of protection during the period ended November 30, 2015.

Global Bond Fund
The fund used credit default swaps to manage against potential credit events.
Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A.	Intuit, Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	-	($38,168)	($38,168)
Bank of America, N.A.	iTraxx Europe Sub Financials Series 24 Version 1	700,000	EUR	739,585	(1.000)%	Dec 2020	$15,139	(1,156)	13,983
BNP Paribas SA	UBS AG	500,000	USD	500,000	(1.000)%	Mar 2017	-	(2,458)	(2,458)
BNP Paribas SA	UBS AG	1,100,000	USD	1,100,000	(1.000)%	Mar 2017	2,862	(8,270)	(5,408)
BNP Paribas SA	iTraxx Europe Sub Financials Series 24 Version 1	1,000,000	EUR	1,056,550	(1.000)%	Dec 2020	21,627	(1,651)	19,976
Citibank, N.A.	UBS AG	1,000,000	USD	1,000,000	(1.000)%	Mar 2017	389	(5,306)	(4,917)
Citibank, N.A.	UBS AG	1,200,000	USD	1,200,000	(1.000)%	Mar 2017	1,249	(7,149)	(5,900)
JPMorgan Chase Bank, N.A.	Ally Financial, Inc.	1,000,000	USD	1,000,000	(5.000)%	Jun 2018	(78,976)	(23,227)	(102,203)
Exchange Cleared Swaps
	CDX.NA.IG.24	4,200,000	USD	4,200,000	(1.000)%	Jun 2020	(57,608)	13,575	(44,033)
				$12,796,135			($95,318)	($73,810)	($169,128)

Investment Quality Bond Fund
The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or credit index.

Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market V alue
Goldman Sachs International	CDX-EMS24V2-5Y	9,388,400	USD	$9,388,400	(1.000)%	Dec 2020	$983,156	($44,056)	$939,100
Goldman Sachs International	CDX-EMS24V2-5Y	5,718,300	USD	5,718,300	(1.000)%	Dec 2020	546,883	25,106	571,989
Exchange Cleared Swaps
	CDX-NAHYS25V1-5Y	12,277,000	USD	12,277,000	(5.000)%	Dec 2020	(261,827)	(121,874)	(383,701)
	CDX-NAIGS25V1-5Y	20,625,000	USD	20,625,000	(1.000)%	Dec 2020	(147,545)	(50,871)	(198,416)
	ITRAXX-EUROPES23V1-5Y	2,306,000	EUR	2,436,404	(1.000)%	Jun 2020	(30,398)	(13,760)	(44,158)
	ITRAXX-XOVERS23V1-5Y	3,454,000	EUR	3,649,323	(5.000)%	Jun 2020	(265,712)	(52,721)	(318,433)
				$54,094,427			$824,557	($258,176)	$566,381

Real Return Bond Fund
The fund used credit default swaps to manage against potential credit events.
Counterparty	Reference Obligation	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($460)	($1,137)	($1,597)
Citibank, N.A.	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	-	(4,787)	(4,787)
Goldman Sachs International	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	-	(28,700)	(28,700)
				$2,095,000			($460)	($34,624)	($35,084)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the credit default swap contracts as a seller of protection held as of November 30, 2015. In addition, the tables detail how the funds used credit default swap contracts as a seller of protection during the period ended November 30, 2015.

Global Bond Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit.

Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 11-30-15	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A	French Republic	0.21%	1,600,000	USD	$1,600,000	0.250%	Mar 2020	($10,385)	$13,865	$3,480
Barclays Bank PLC	People's Republic of China	0.63%	200,000	USD	200,000	1.000%	Mar 2019	(187)	2,968	2,781
Barclays Bank PLC	French Republic	0.21%	1,400,000	USD	1,400,000	0.250%	Mar 2020	(7,976)	11,021	3,045
Barclays Bank PLC	TESCO PLC	0.27%	400,000	EUR	422,620	1.000%	Dec 2020	(33,209)	542	(32,667)
Citibank, N.A.	Federative Republic of Brazil	3.88%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(56,096)	(126,514)	(182,610)
Citibank, N.A.	Russian Federation	2.42%	3,900,000	USD	3,900,000	1.000%	Dec 2019	(340,288)	137,275	(203,013)
Citibank, N.A.	French Republic	0.21%	1,200,000	USD	1,200,000	0.250%	Mar 2020	(9,058)	11,668	2,610
Citibank, N.A.	French Republic	0.23%	200,000	USD	200,000	0.250%	Jun 2020	(1,058)	1,359	301
Citibank, N.A.	TESCO PLC	2.68%	100,000	EUR	105,655	1.000%	Dec 2020	(8,337)	171	(8,166)
Credit Suisse International	TESCO PLC	2.68%	200,000	EUR	211,310	1.000%	Dec 2020	(15,764)	(568)	(16,332)
Deutsche Bank AG	Federative Republic of Brazil	4.04%	100,000	USD	100,000	1.000%	Sep 2019	(2,192)	(8,207)	(10,399)
Goldman Sachs International	Hellenic Republic	25.44%	300,000	EUR	316,965	1.000%	Dec 2015	(9,810)	6,171	(3,639)
Goldman Sachs International	United Mexican States	1.24%	600,000	USD	600,000	1.000%	Sep 2019	3,922	(8,003)	(4,081)
Goldman Sachs International	Russian Federation	2.42%	500,000	USD	500,000	1.000%	Dec 2019	(48,461)	22,434	(26,027)
Goldman Sachs International	French Republic	0.21%	5,500,000	USD	5,500,000	0.250%	Mar 2020	(40,916)	52,878	11,962
Goldman Sachs International	French Republic	0.23%	600,000	USD	600,000	0.250%	Jun 2020	(2,908)	3,811	903
HSBC Bank USA	United Mexican States	1.24%	400,000	USD	400,000	1.000%	Sep 2019	2,542	(5,263)	(2,721)
HSBC Bank USA	Federative Republic of Brazil	4.04%	400,000	USD	400,000	1.000%	Sep 2019	(8,560)	(33,038)	(41,598)
HSBC Bank USA	French Republic	0.21%	600,000	USD	600,000	0.250%	Mar 2020	(3,248)	4,553	1,305
JPMorgan Chase Bank, N.A.	People's Republic of China	0.63%	900,000	USD	900,000	1.000%	Mar 2019	1,972	10,544	12,516
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	3.88%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(60,426)	(165,663)	(226,089)
JPMorgan Chase Bank, N.A.	Russian Federation	2.42%	1,000,000	USD	1,000,000	1.000%	Dec 2019	(97,243)	45,188	(52,055)
JPMorgan Chase Bank, N.A.	French Republic	0.21%	2,100,000	USD	2,100,000	0.250%	Mar 2020	(13,720)	18,287	4,567
JPMorgan Chase Bank, N.A.	French Republic	0.23%	500,000	USD	500,000	0.250%	Jun 2020	(2,425)	3,177	752
Morgan Stanley Capital Services, Inc.	People's Republic of China	0.63%	600,000	USD	600,000	1.000%	Mar 2019	563	7,781	8,344

Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	3.88%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(54,321)	(128,289)	(182,610)
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	4.04%	1,300,000	USD	1,300,000	1.000%	Sep 2019	(28,012)	(107,181)	(135,193)
Morgan Stanley Capital Services, Inc.	French Republic	0.21%	1,300,000	USD	1,300,000	0.250%	Mar 2020	(7,885)	10,712	2,827
Morgan Stanley Capital Services, Inc.	TESCO PLC	2.68%	200,000	EUR	211,310	1.000%	Dec 2020	(15,830)	(502)	(16,332)
Exchange Cleared Swaps
	CDX.NA.HY.24	3.86%	2,178,000	USD	2,178,000	5.000%	Jun 2020	140,652	(20,748)	119,904
	CDX.NA.HY.25	4.50%	1,200,000	USD	1,200,000	5.000%	Dec 2020	20,213	17,313	37,526
	iTraxx Europe Series 24 Version 1	0.69%	4,100,000	EUR	4,331,854	1.000%	Dec 2020	40,577	33,397	73,974
	iTraxx Europe Senior Financials Series 24 Version 1	0.68%	8,200,000	EUR	8,663,708	1.000%	Dec 2020	93,770	61,286	155,056
					$49,341,422			($574,104)	($127,575)	($701,679)

Investment Quality Bond Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit.
Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 11-30-15	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A	Russian Federation	2.71%	329,000	USD	$329,000	1.000%	Dec 2020	($38,519)	$13,145	($25,374)
Goldman Sachs International	China Republic	0.99%	755,000	USD	755,000	1.000%	Dec 2020	(359)	2,054	1,695
Goldman Sachs International	CMBX.NA.AAA.8	1.12%	1,340,000	USD	1,340,000	0.500%	Oct 2057	(65,568)	4,710	(60,858)
Goldman Sachs International	CMBX.NA.AAA.8	1.12%	670,000	USD	670,000	0.500%	Oct 2057	(32,732)	2,303	(30,429)
Goldman Sachs International	CMBX.NA.AAA.8	1.12%	670,000	USD	670,000	0.500%	Oct 2057	(32,784)	2,355	(30,429)
Goldman Sachs International	CMBX.NA.AAA.8	1.12%	750,000	USD	750,000	0.500%	Oct 2057	(35,788)	1,726	(34,062)
Goldman Sachs International	CMBX.NA.AAA.8	1.12%	1,510,000	USD	1,510,000	0.500%	Oct 2057	(64,375)	(4,204)	(68,579)
Goldman Sachs International	CMBX.NA.AAA.8	1.12%	6,347,000	USD	6,347,000	1.000%	Oct 2057	(255,610)	(32,650)	(288,260)
Goldman Sachs International	CMBX.NA.AAA.8	1.12%	150,000	USD	150,000	0.500%	Oct 2057	(7,187)	375	(6,812)

Goldman Sachs International	Philippines Republic	1.00%	751,000	USD	751,000	1.000%	Dec 2020	178	1,213	1,391
Goldman Sachs International	Turkey Republic	2.61%	325,000	USD	325,000	1.000%	Dec 2020	(20,280)	(3,419)	(23,699)
Goldman Sachs International	United Mexican States	1.53%	310,000	USD	310,000	1.000%	Dec 2020	(5,149)	(2,121)	(7,270)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.8	1.12%	900,000	USD	900,000	0.500%	Oct 2057	(42,945)	2,070	(40,875)
Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.8	1.12%	2,205,000	USD	2,205,000	0.500%	Oct 2057	(94,005)	(6,139)	(100,144)
					$17,012,000			($695,123)	($18,582)	($713,705)

Real Return Bond Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit.
Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 11-30-15	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A	Gazprom OAO	1.36%	100,000	USD	$100,000	1.000%	Mar 2016	($1,954)	$2,041	$87
Bank of America, N.A	Volkswagen AG	A	280,000	EUR	295,834	1.000%	Dec 2016	(1,565)	(188)	(1,753)
Bank of America, N.A	Republic of Indonesia	1.77%	400,000	USD	400,000	1.000%	Dec 2019	(7,285)	(3,706)	(10,991)
Bank of America, N.A	The Goldman Sachs Group, Inc.	0.82%	2,200,000	USD	2,200,000	1.000%	Sep 2020	(1,997)	24,482	22,485
Barclays Bank PLC	Hellenic Republic	15.84%	700,000	USD	700,000	1.000%	Jun 2016	(12,423)	(41,127)	(53,550)
Barclays Bank PLC	Republic of Indonesia	1.77%	700,000	USD	700,000	1.000%	Dec 2019	(17,282)	(1,953)	(19,235)
Citibank, N.A.	Freeport-McMoRan, Inc.	8.88%	400,000	USD	400,000	1.000%	Sep 2020	(62,692)	(48,177)	(110,869)
Deutsche Bank AG	Republic of Italy	0.64%	3,200,000	USD	3,200,000	1.000%	Mar 2019	(36,397)	80,467	44,070
Goldman Sachs International	Hellenic Republic	25.44%	500,000	EUR	528,275	1.000%	Dec 2015	(3,572)	(2,494)	(6,066)
Goldman Sachs International	Gazprom OAO	1.36%	700,000	USD	700,000	1.000%	Mar 2016	(13,770)	14,377	607
Goldman Sachs International	Gazprom OAO	1.36%	100,000	USD	100,000	1.000%	Mar 2016	(1,407)	1,494	87
Goldman Sachs International	Sberbank	1.96%	100,000	USD	100,000	1.000%	Mar 2016	(1,550)	1,453	(97)
Goldman Sachs International	Hellenic Republic	14.84%	100,000	USD	100,000	1.000%	Dec 2016	(3,539)	(9,511)	(13,050)
JPMorgan Chase Bank, N.A.	Gazprom OAO	1.36%	400,000	USD	400,000	1.000%	Mar 2016	(7,534)	7,876	342
Morgan Stanley Capital Services, Inc.	Gazprom OAO	1.36%	200,000	USD	200,000	1.000%	Mar 2016	(4,028)	4,201	173
Exchange Cleared Swaps

	CDX.NA.HY.24	3.86%	5,247,000	USD	5,247,000	5.000%	Jun 2020	255,849	33,011	288,860
	CDX.NA.HY.25	4.50%	3,900,000	USD	3,900,000	5.000%	Dec 2020	61,199	60,690	121,889
					$19,271,109			$140,053	$122,936	$262,989

Total Return Fund
The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to treasuries markets and as a substitute for securities purchased.
Counterparty	Reference Obligation	Implied Credit Spread and/or credit rating at 11-30-15	Notional Amount	Currency	USD Notional Amount	(Pay)/Received Fixed Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A	Prudential Financial, Inc.	0.09%	2,400,000	USD	$2,400,000	1.000%	Dec 2015	($727)	$6,676	$5,949
Bank of America, N.A	MetLife, Inc.	0.09%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(642)	4,856	4,214
Bank of America, N.A	Citigroup, Inc.	0.28%	1,800,000	USD	1,800,000	1.000%	Sep 2016	5,736	8,393	14,129
BNP Paribas SA	United States of America	0.09%	3,600,000	EUR	3,803,579	0.250%	Mar 2016	(6,905)	10,668	3,763
BNP Paribas SA	Petroleo Brasileiro SA Petrobras	7.89%	1,600,000	USD	1,600,000	1.000%	Dec 2019	(140,973)	(223,114)	(364,087)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras	7.97%	300,000	USD	300,000	1.000%	Mar 2020	(47,902)	(24,212)	(72,114)
Citibank, N.A.	MetLife, Inc.	0.09%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(944)	7,141	6,197
Citibank, N.A.	Volkswagen AG	1.36%	4,900,000	EUR	5,177,094	1.000%	Mar 2017	43,292	(57,738)	(14,446)
Citibank, N.A.	Sprint Communications, Inc.	8.55%	2,400,000	USD	2,400,000	5.000%	Dec 2019	97,978	(344,663)	(246,685)
Citibank, N.A.	United Mexican States	1.48%	1,300,000	USD	1,300,000	1.000%	Sep 2020	(22,234)	(3,763)	(25,997)
Credit Suisse International	United Mexican States	1.04%	800,000	USD	800,000	1.000%	Dec 2018	(991)	1,615	624
Deutsche Bank AG	Berkshire Hathaway, Inc.	0.16%	900,000	USD	900,000	1.000%	Sep 2016	3,740	4,184	7,924
Goldman Sachs International	United Mexican States	0.53%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(822)	7,244	6,422
Goldman Sachs International	CDX.NA.IG.9-V4	0.07%	868,049	USD	868,049	0.548%	Dec 2017	-	9,485	9,485
Goldman Sachs International	Sprint Communications, Inc.	8.55%	2,200,000	USD	2,200,000	5.000%	Dec 2019	93,743	(319,871)	(226,128)
Goldman Sachs International	Petroleo Brasileiro SA Petrobras	7.89%	2,500,000	USD	2,500,000	1.000%	Dec 2019	(219,430)	(349,456)	(568,886)
HSBC Bank USA	United Mexican States	0.53%	200,000	USD	200,000	1.000%	Sep 2016	287	881	1,168
HSBC Bank USA	United Mexican States	0.58%	100,000	USD	100,000	1.000%	Dec 2016	332	314	646
HSBC Bank USA	Petroleo Brasileiro SA Petrobras	7.97%	100,000	USD	100,000	1.000%	Mar 2020	(15,136)	(8,902)	(24,038)
JPMorgan Chase Bank, N.A.	United Mexican States	0.53%	200,000	USD	200,000	1.000%	Sep 2016	299	869	1,168

JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.61%	900,000	USD	900,000	1.000%	Sep 2016	(860)	(1,887)	(2,747)
JPMorgan Chase Bank, N.A.	United Mexican States	0.58%	1,300,000	USD	1,300,000	1.000%	Dec 2016	6,010	2,386	8,396
JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.07%	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	21,295	21,295
JPMorgan Chase Bank, N.A.	United Mexican States	1.04%	2,400,000	USD	2,400,000	1.000%	Dec 2018	(3,498)	5,369	1,871
JPMorgan Chase Bank, N.A.	United Mexican States	1.48%	9,300,000	USD	9,300,000	1.000%	Sep 2020	(238,301)	52,137	(186,164)
Morgan Stanley Capital Services, Inc.	United Mexican States	0.53%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(1,618)	15,629	14,011
Morgan Stanley Capital Services, Inc.	United Mexican States	1.29%	8,200,000	USD	8,200,000	1.000%	Dec 2019	37,768	(113,692)	(75,924)
Morgan Stanley Capital Services, Inc.	Petroleo Brasileiro SA Petrobras	7.89%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(89,088)	(183,977)	(273,065)
UBS AG	United Mexican States	0.53%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(757)	7,179	6,422
					$60,677,720			($501,643)	($1,464,954)	($1,966,597)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following tables summarize the inflation swap contracts the funds held at November 30, 2015. In addition, the tables detail how the funds used inflation swap contracts during the period ended November 30, 2015.

Investment Quality Bond Fund
The fund used inflation swaps to take a position on current versus future inflation expectations.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront |Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value

Bank of America, N.A	3,090,000	USD	$3,090,000	Fixed 2.135%	USA-CPI-U	Sep 2025	-	$13,030	$13,030
			$3,090,000				-	$13,030	$13,030

Real Return Bond Fund
The fund used inflation swaps to take a position on current versus future inflation expectations.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A	11,700,000	USD	$11,700,000	Fixed 1.570%	USA-CPI-U	Nov 2020	-	$21,461	$21,461
Bank of America, N.A	500,000	USD	500,000	Fixed 1.730%	USA-CPI-U	Aug 2025	-	6,351	6,351
Bank of America, N.A	200,000	GBP	301,220	UK-RPI	Fixed 3.430%	Jun 2030	$55	11,275	11,330
Bank of America, N.A	1,300,000	GBP	1,957,929	UK-RPI	Fixed 3.350%	Aug 2030	(14,834)	51,307	36,473
BNP Paribas SA	2,600,000	USD	2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(551)	(74,516)	(75,067)
BNP Paribas SA	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	27,852	(907,553)	(879,701)

BNP Paribas SA	100,000	EUR	105,655	Fixed 0.550%	EUR-EXT-CPI	Oct 2017	-	208	208
BNP Paribas SA	600,000	GBP	903,659	UK-RPI	Fixed 3.400%	Jun 2030	2,820	25,396	28,216
Citibank, N.A.	2,000,000	EUR	2,113,099	Fixed 0.305%	EUR-EXT-CPI	Sep 2016	211	1,433	1,644
Citibank, N.A.	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	2,664	(676,090)	(673,426)
Citibank, N.A.	100,000	EUR	105,655	Fixed 0.655%	EUR-EXT-CPI	Aug 2018	(122)	448	326

Citibank, N.A.	200,000	EUR	211,310	Fixed 0.640%	EUR-EXT-CPI	Sep 2018	-	818	818

Citibank, N.A.	200,000	EUR	211,310	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	-	958	958

Citibank, N.A.	1,900,000	GBP	2,861,588	UK-RPI	Fixed 3.190%	Apr 2030	-	5,774	5,774

Citibank, N.A.	1,000,000	GBP	1,506,099	UK-RPI	Fixed 3.350%	May 2030	-	41,345	41,345
Citibank, N.A.	1,700,000	GBP	2,560,368	UK-RPI	Fixed 3.430%	Jun 2030	1,174	95,130	96,304
Citibank, N.A.	1,000,000	GBP	15,060,989	UK-RPI	Fixed 3.325%	Aug 2030	(3,302)	24,633	21,331

Citibank, N.A.	400,000	GBP	602,440	UK-RPI	Fixed 3.275%	Sep 2030	-	2,905	2,905

Credit Suisse International	200,000	EUR	211,310	Fixed 0.615%	EUR-EXT-CPI	Sep 2018	-	979	979

Credit Suisse International	200,000	GBP	301,220	UK-RPI	Fixed 3.353%	May 2030	-	8,408	8,408
Credit Suisse International	1,000,000	GBP	1,506,099	UK-RPI	Fixed 3.430%	Jun 2030	(683)	57,332	56,649
Credit Suisse International	200,000	GBP	301,220	UK-RPI	Fixed 3.550%	Nov 2044	227	28,758	28,985
Credit Suisse International	400,000	GBP	602,440	UK-RPI	Fixed 3.450%	Dec 2044	(1,389)	29,567	28,178
Deutsche Bank AG	5,300,000	USD	5,300,000	Fixed 1.800%	USA-CPI-U	Jan 2016	(240)	(98,129)	(98,369)

Deutsche Bank AG	3,500,000	USD	3,500,000	Fixed 1.860%	USA-CPI-U	Nov 2016	-	(104,692)	(104,692)
Deutsche Bank AG	3,700,000	USD	3,700,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(1,612)	(105,214)	(106,826)

Deutsche Bank AG	2,300,000	USD	2,300,000	Fixed 1.845%	USA-CPI-U	Nov 2016	-	(67,829)	(67,829)

Deutsche Bank AG	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	-	(117,438)	(117,438)

Deutsche Bank AG	1,900,000	USD	1,900,000	Fixed 2.360%	USA-CPI-U	Jan 2017	-	(104,952)	(104,952)
Deutsche Bank AG	300,000	EUR	316,965	Fixed 0.580%	EUR-EXT-CPI	Oct 2017	(35)	467	432

Deutsche Bank AG	100,000	EUR	105,655	Fixed 0.570%	EUR-EXT-CPI	Oct 2017	-	165	165

Deutsche Bank AG	200,000	EUR	211,310	Fixed 0.605%	EUR-EXT-CPI	Sep 2018	-	1,043	1,043
Deutsche Bank AG	600,000	EUR	633,930	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	317	2,557	2,874

Deutsche Bank AG	2,500,000	USD	2,500,000	Fixed 2.173%	USA-CPI-U	Nov 2018	-	(126,951)	(126,951)

Deutsche Bank AG	525,000	USD	525,000	USA-CPI-U	Fixed 1.725%	Mar 2019	-	(7,324)	(7,324)
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	Jul 2022	7,152	(125,954)	(118,802)
Deutsche Bank AG	1,600,000	GBP	2,409,758	UK-RPI	Fixed 3.325%	Aug 2030	4,779	29,350	34,129
Goldman Sachs International	5,500,000	USD	5,500,000	Fixed 1.730%	USA-CPI-U	Apr 2016	(11,688)	(131,280)	(142,968)
Goldman Sachs International	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	1,256	(431,725)	(430,469)

Goldman Sachs International	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	-	(83,163)	(83,163)
Goldman Sachs International	300,000	EUR	316,965	Fixed 0.650%	EUR-EXT-CPI	Sep 2018	(327)	1,457	1,130
Goldman Sachs International	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(30,075)	(30,449)
Goldman Sachs International	300,000	EUR	316,965	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	78	1,359	1,437

Goldman Sachs International	1,650,000	GBP	2,485,063	UK-RPI	Fixed 3.140%	Jan 2030	-	7,325	7,325
Goldman Sachs International	800,000	GBP	1,204,879	UK-RPI	Fixed 3.400%	Jun 2030	2,502	35,119	37,621
Goldman Sachs International	3,700,000	GBP	5,572,566	UK-RPI	Fixed 3.325%	Aug 2030	(11,755)	90,678	78,923

Goldman Sachs International	500,000	GBP	753,049	UK-RPI	Fixed 3.358%	Apr 2035	-	6,761	6,761

JPMorgan Chase Bank, N.A.	900,000	EUR	950,895	Fixed 0.320%	EUR-EXT-CPI	Sep 2016	-	597	597

JPMorgan Chase Bank, N.A.	400,000	EUR	422,620	Fixed 0.580%	EUR-EXT-CPI	Oct 2017	-	576	576
JPMorgan Chase Bank, N.A.	400,000	GBP	602,440	UK-RPI	Fixed 3.400%	Jun 2030	(204)	19,015	18,811

JPMorgan Chase Bank, N.A.	800,000	GBP	1,204,879	UK-RPI	Fixed 3.275%	Sep 2030	-	5,811	5,811

Morgan Stanley Capital Services, Inc.	1,600,000	GBP	2,409,758	UK-RPI	Fixed 3.320%	May 2030	-	52,831	52,831
The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	(58,150)	(64,050)

The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.930%	USA-CPI-U	Oct 2016	-	(230,786)	(230,786)
The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	15,592	(749,688)	(734,096)
UBS AG	900,000	EUR	950,895	Fixed 0.525%	EUR-EXT-CPI	Oct 2017	409	1,943	2,352

UBS AG	600,000	EUR	633,930	Fixed 0.610%	EUR-EXT-CPI	Sep 2018	-	3,034	3,034
			$154,951,132				$14,072	($3,556,935)	($3,542,863)

Total Return Fund
The fund used inflation swaps to take a position on current versus future inflation expectations.
Counterparty	Notional Amount	Currency	USD Notional Amount	Payments Made by Fund	Payments Received by Fund	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Bank of America, N.A	10,200,000	USD	$10,200,000	Fixed 0.415%	USA-CPI-U	Sep 2016	-	$17,255	$17,255
			$10,200,000				-	$17,255	$17,255

The following are abbreviation for the table above:
EUR-EXT-CPI	Euro Non-revised Consumer Price Index excluding Tobacco
UK RPI	United Kingdom Retail Price Index
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, a fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility, a fund would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swap will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

Global Bond Fund
The fund used volatility swaps to gain exposure to the volatility of an asset.
Counterparty	Reference Entity	Notional Amount	Currency	USD Notional Amount	Pay/Receive Volatility	Volatility Strike Rate	Maturity Date	Unamortized Upfront Payment Paid (Received)	Unrealized Appreciation (Depreciation)	Market Value
Deutsche Bank AG	EUR versus CHF	7,000	CHF	$6,804	Pay	8.45%	Aug 2016	-	($666)	($666)
Deutsche Bank AG	EUR versus CHF	5,000	CHF	4,860	Pay	8.80%	Aug 2016	-	810	810
Deutsche Bank AG	EUR versus CHF	13,000	CHF	12,635	Pay	8.35%	Aug 2016	-	(2,392)	(2,392)
Deutsche Bank AG	EUR versus CHF	7,000	CHF	6,804	Pay	8.65%	Aug 2016	-	777	777
Deutsche Bank AG	EUR versus CHF	6,000	CHF	5,832	Pay	8.70%	Aug 2016	-	504	504
Deutsche Bank AG	EUR versus CHF	6,000	CHF	5,832	Pay	9.00%	Aug 2016	-	2,220	2,220
Deutsche Bank AG	EUR versus CHF	7,000	CHF	8,210	Pay	10.25%	Aug 2016	-	(1,406)	(1,406)
Deutsche Bank AG	USD versus CHF	13,000	CHF	11,411	Pay	10.55%	Aug 2016	-	1,224	1,224

Deutsche Bank AG	USD versus CHF	6,000	CHF	1,672	Pay	10.90%	Aug 2016	-	4,160	4,160
Deutsche Bank AG	USD versus CHF	5,000	CHF	421	Pay	11.20%	Aug 2016	-	4,438	4,438
Deutsche Bank AG	USD versus CHF	6,000	CHF	645	Pay	11.20%	Aug 2016	-	5,187	5,187
Deutsche Bank AG	USD versus CHF	7,000	CHF	7,103	Pay	10.45%	Aug 2016	-	(299)	(299)
				$72,229				-	$14,557	$14,557

Investment in affiliated underlying portfolios. John Hancock Lifestyle II Portfolios (the portfolios) invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows.

Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Lifestyle II Aggressive Portfolio
Strategic Equity Allocation	2,344,456	944,824	(7,158)	3,282,122	-	-	($6,943)	$43,914,791

Lifestyle II Balanced Portfolio
Strategic Equity Allocation	4,545,950	2,188,867	(135,919)	6,598,898	-	-	($66,918)	$88,293,259

Lifestyle II Conservative Portfolio
Strategic Equity Allocation	334,338	126,342	(35,941)	424,739	-	-	($21,650)	$5,683,007

Lifestyle II Growth Portfolio
Strategic Equity Allocation	4,984,490	1,446,939	(22,200)	6,409,229	-	-	($17,162)	$85,755,486

Lifestyle II Moderate Portfolio
Strategic Equity Allocation	920,446	215,189	(3,595)	1,132,040	-	-	($3,377)	$15,146,697

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at November 30, 2015.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets		Value as of 11-30-15

Alpha Opportunities Fund	Birst, Inc., Series F	3/3/2015	$635,169	108,745	108,745	0.0%	*	$635,169

Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	421,963	28,981	28,981	0.0%	*	662,216
Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	21,498	1,637	1,637	0.0%	*	31,255
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	6,448	491	491	0.0%	*	9,375
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	15,457	1,177	1,177	0.0%	*	22,473
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	399,606	30,429	30,429	0.0%	*	580,984
Alpha Opportunities Fund	DocuSign, Inc., Series F	4/30/2015	93,919	4,919	4,919	0.0%	*	93,919
Alpha Opportunities Fund	DraftKings, Inc.	12/4/2014	320,646	178,010	178,010	0.1%		1,160,625
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	392,243	20,535	20,535	0.0%	*	327,328
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	604,000	381,964	381,964	0.0%	*	790,665
Alpha Opportunities Fund	Forward Venture	11/20/2014	1,013,632	32,560	32,560	0.1%		1,445,990
Alpha Opportunities Fund	Jand, Inc., Class A	4/23/2015	93,697	8,158	8,158	0.0%	*	93,697
Alpha Opportunities Fund	Jand, Inc., Series D	4/23/2015	209,239	18,218	18,218	0.0%	*	209,239
Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	1,412,899	289,885	289,885	0.1%		1,484,211
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	583,926	51,118	51,118	0.0%	*	455,461
Alpha Opportunities Fund	MarkLogic Corp., Series F	4/27/2015	861,146	74,146	74,146	0.0%	*	741,460
Alpha Opportunities Fund	Nutanix, Inc.	8/25/2014	938,478	70,054	70,054	0.1%		1,116,661
Alpha Opportunities Fund	Pinterest, Inc., Series G	3/16/2015	2,800,636	78,022	78,022	0.2%		2,800,636
Alpha Opportunities Fund	Redfin Corp.	12/15/2014	588,010	178,309	178,309	0.0%	*	588,010
Alpha Opportunities Fund	The Honest Company, Inc. (Common)	8/20/2014	225,387	8,330	8,330	0.0%	*	381,139
Alpha Opportunities Fund	The Honest Company, Inc. (Preferred)	8/20/2014	525,913	19,437	19,437	0.1%		889,340
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	4,229,225	277,136	277,136	0.7%		10,985,394
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	752,670	40,760	40,760	0.1%		1,369,536
Alpha Opportunities Fund	WeWork Companies, Inc., Class A	12/8/2014	98,925	5,941	5,941	0.0%	*	195,399
Alpha Opportunities Fund	WeWork Companies, Inc., Series D1	12/8/2014	491,659	29,527	29,527	0.1%		971,143
Alpha Opportunities Fund	WeWork Companies, Inc., Series D2	12/8/2014	386,307	23,200	23,200	0.0%	*	763,048
Alpha Opportunities Fund	Zuora, Inc., Series F	1/15/2015	901,053	237,163	237,163	0.1%		901,053
								$29,705,426

Health Sciences Fund	Acerta Pharma BV, Series B	5/12/2015	$625,508	54,392	54,392	0.2%		$625,508
Health Sciences Fund	Audentes Therapeutics, Inc., Series C	10/8/2015	99,111	-	14,708	0.0%	*	99,111
	Bought: 14,708 shares
Health Sciences Fund	Avexis, Inc., Class D	9/3/2015	201,115	-	6,935	0.1%		201,115
	Bought: 6,935 shares
Health Sciences Fund	Beigene, Ltd., Series A	4/21/2015	125,917	107,621	107,621	0.0%	*	125,917
Health Sciences Fund	Corvus Pharmaceuticals	9/16/2015	100,788	-	7,194	0.0%	*	100,788
	Bought: 7,194 shares
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%		307,268
Health Sciences Fund	Editas Medicine, Inc.	8/4/2015	113,634	25,252	25,252	0.0%	*	113,634
Health Sciences Fund	Jand, Inc., Class A	4/23/2015	194,538	16,938	16,938	0.1%		194,538
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.1%		434,397
Health Sciences Fund	Ovid Therapeutics, Inc., Series B	8/10/2015	90,597	14,542	14,542	0.0%	*	90,597

Health Sciences Fund	RPI International Holdings LP	5/21/2015	407,470	3,456	3,456	0.1%		407,470
								$2,700,343

Mid Cap Stock Fund	Birst, Inc., Series F	3/3/2015	$3,734,187	639,317	639,317	0.2%		$3,734,187
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	143,642	10,938	10,938	0.0%	*	208,840
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	43,022	3,276	3,276	0.0%	*	62,549
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	103,221	7,860	7,860	0.0%	*	150,072
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	2,669,489	203,275	203,275	0.2%		3,881,150
Mid Cap Stock Fund	DocuSign, Inc., Series F	4/30/2015	569,452	29,825	29,825	0.0%	*	569,452
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	1,906,210	1,058,252	1,058,252	0.4%		6,899,803
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	4,074,999	2,576,993	2,576,993	0.3%		5,334,376
Mid Cap Stock Fund	Forward Venture	11/20/2014	6,148,632	197,507	197,507	0.6%		8,771,286
Mid Cap Stock Fund	Jand, Inc., Class A	4/23/2015	566,972	49,365	49,365	0.0%	*	566,972
Mid Cap Stock Fund	Jand, Inc., Series D	4/23/2015	1,266,036	110,231	110,231	0.1%		1,266,036
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	8,151,755	1,672,498	1,672,498	0.5%		8,563,190
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	3,902,691	341,649	341,649	0.2%		3,044,093
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,035,220	433,540	433,540	0.3%		4,335,400
Mid Cap Stock Fund	Nutanix, Inc.	8/25/2014	3,669,904	273,945	273,945	0.3%		4,366,683
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	8,167,372	529,764	529,764	0.5%		7,379,613
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	4,097,287	114,145	114,145	0.3%		4,097,287
Mid Cap Stock Fund	Redfin Corp.	12/15/2014	3,543,553	1,074,553	1,074,553	0.2%		3,543,553
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	1,421,591	52,540	52,540	0.2%		2,403,968
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	3,317,036	122,593	122,593	0.4%		5,609,243
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	16,434,339	1,059,388	1,059,388	2.6%		41,993,081
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	4,702,489	254,658	254,658	0.5%		8,556,509
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	590,916	35,488	35,488	0.1%		1,167,200
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	2,936,898	176,378	176,378	0.4%		5,801,072
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	2,307,551	138,582	138,582	0.3%		4,557,962
Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	5,332,378	1,403,516	1,403,516	0.3%		5,332,378
								$142,195,955

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.2%		$1,526,562
Science & Technology Fund	Atlassian, Inc.	4/9/2014	95,344	5,959	5,959	0.0%	*	93,854
Science & Technology Fund	Atlassian, Inc., Class A	4/9/2014	65,680	4,105	4,105	0.0%	*	64,654
Science & Technology Fund	Atlassian, Inc., Class A Ordinary	4/9/2014	342,992	21,437	21,437	0.0%	*	337,633
Science & Technology Fund	Atlassian, Inc., Series 1	4/9/2014	167,360	10,460	10,460	0.0%	*	164,745
Science & Technology Fund	Atlassian, Inc., Series 2	4/9/2014	448,096	28,006	28,006	0.1%		441,095
Science & Technology Fund	Atlassian, Inc., Series A	4/9/2014	331,376	20,711	20,711	0.0%	*	326,198
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	665,115	45,681	45,681	0.1%		1,043,811
Science & Technology Fund	Dell, Inc.	9/27/2012	13,266,240	992,200	992,200	1.8%		15,392,671

Science & Technology Fund	Flipkart Limited	3/19/2015	149,795	1,314	1,314	0.0%	*	186,903
Science & Technology Fund	Flipkart Limited, Series C	3/19/2015	67,260	590	590	0.0%	*	83,922
Science & Technology Fund	Flipkart Limited, Series E	3/19/2015	125,058	1,097	1,097	0.0%	*	156,037
Science & Technology Fund	Flipkart Limited, Series G	12/17/2014	778,200	6,498	6,498	0.1%		924,276
Science & Technology Fund	Xiaoju Kuaizhi, Inc.	10/19/2015	460,705	-	16,798	0.1%		460,705
	Bought: 16,798 shares
								$21,203,066

Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	33,122	33,122	0.4%		$756,838
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	16,205	1,234	1,234	0.0%	*	23,561
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	4,859	370	370	0.0%	*	7,064
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	11,648	887	887	0.0%	*	16,936
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	301,165	22,933	22,933	0.2%		437,862
Small Cap Growth Fund	DocuSign, Inc., Series F	4/30/2015	72,993	3,823	3,823	0.0%	*	72,993
Small Cap Growth Fund	DraftKings, Inc.	7/17/2015	9,662	1,794	1,794	0.0%	*	11,697
Small Cap Growth Fund	DraftKings, Inc., Series D	7/13/2015	243,166	44,990	44,990	0.1%		293,335
Small Cap Growth Fund	DraftKings, Inc., Series D1	8/11/2015	318,988	41,614	41,614	0.1%		271,323
Small Cap Growth Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.3%		723,250
Small Cap Growth Fund	Nutanix, Inc.	8/25/2014	530,100	39,570	39,570	0.3%		630,746
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	322,695	162,887	162,887	0.2%		390,929
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	488,283	221,826	221,826	0.3%		654,387
Small Cap Growth Fund	The Honest Company, Inc.	8/3/2015	585,435	12,795	12,795	0.3%		585,435
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	562,379	30,455	30,455	0.5%		1,023,288
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	733,242	192,994	192,994	0.3%		733,242
								$6,632,886

* Less than 0.05%

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

________________________________

Andrew Arnott

President

Date: January 15, 2016

/s/ Charles A. Rizzo

________________________________

Charles A. Rizzo

Chief Financial Officer

Date: January 15, 2016